UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

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(Exact name of registrant as specified in charter)

200 Berkeley Street, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 Berkeley Street, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders, including fifty funds, for the period ended June 30, 2022.

John Hancock Variable Insurance Trust
500 Index Trust	Science and Technology Trust
American Asset Allocation Trust	Small Cap Index Trust
American Global Growth Trust	Small Cap Opportunities Trust
American Growth Trust	Small Cap Stock Trust
American Growth - Income Trust	Small Cap Value Trust
American International Trust	Small Company Value Trust
Blue Chip Growth Trust	Strategic Equity Allocation Trust
Capital Appreciation Trust	Total Stock Market Index Trust
Capital Appreciation Value Trust
Disciplined Value International Trust	John Hancock Variable Insurance Trust – Bond Trusts
Emerging Markets Value Trust	Active Bond Trust
Equity Income Trust	Core Bond Trust
Financial Industries Trust	High Yield Trust
Fundamental All Cap Core Trust	Investment Quality Bond Trust
Fundamental Large Cap Value Trust	Money Market Trust
Global Equity Trust	Opportunistic Fixed Income Trust
Health Sciences Trust	Select Bond Trust
International Equity Index Trust	Short Term Government Income Trust
International Small Company Trust	Strategic Income Opportunities Trust
Lifestyle Balanced Portfolio	Total Bond Market Trust
Lifestyle Conservative Portfolio	Ultra Short Term Bond Trust
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio	John Hancock Variable Insurance Trust – Managed Volatility Portfolios
Mid Cap Growth Trust	Managed Volatility Balanced Portfolio
Mid Cap Index Trust	Managed Volatility Conservative Portfolio
Mid Value Trust	Managed Volatility Growth Portfolio
Real Estate Securities Trust	Managed Volatility Moderate Portfolio

In addition, the June 30, 2022 semiannual report for American Funds Insurance Series, which includes master funds in which the Registrant's portfolios invest, is included herein.

JOHN HANCOCK
Variable Insurance Trust

Semiannual report
June 30, 2022

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

2

John Hancock Variable Insurance Trust
Sector weightings

500 Index Trust
Sector Composition (% of net assets)
Information technology	26.1
Health care	14.7
Financials	10.5
Consumer discretionary	10.3
Communication services	8.6
Industrials	7.6
Consumer staples	6.8
Energy	4.2
Utilities	3.0
Real estate	2.9
Materials	2.5
Short-term investments and other	2.8
American Asset Allocation Trust
Portfolio Composition (% of net assets)*
Common stocks	67.0
Corporate bonds	10.7
U.S. Government and agency obligations	8.6
Collateralized mortgage obligations	6.8
Asset backed securities	1.5
Foreign government obligations	0.2
Municipal bonds	0.2
Short-term investments and other	5.0
American Global Growth Trust
Sector Composition (% of net assets)*
Information technology	24.9
Health care	17.8
Consumer discretionary	14.8
Consumer staples	8.8
Financials	8.6
Communication services	4.7
Industrials	4.7
Energy	3.1
Materials	2.6
Real estate	0.4
Utilities	0.1
Short-term investments and other	9.5
American Growth Trust
Sector Composition (% of net assets)*
Information technology	20.7
Consumer discretionary	18.9
Health care	15.5
Communication services	14.9
Industrials	8.2
Financials	6.2
Energy	5.0
Materials	2.6
Consumer staples	2.2
Utilities	0.4
Real estate	0.1
Short-term investments and other	5.3
American Growth-Income Trust
Sector Composition (% of net assets)*
Information technology	20.3
Health care	13.5
Industrials	12.2
Communication services	9.5
Financials	9.4
Consumer discretionary	8.1
Consumer staples	5.4
Energy	5.1
Utilities	3.2
Materials	2.9
Real estate	2.2
Short-term investments and other	8.2
American International Trust
Sector Composition (% of net assets)*
Industrials	13.1
Health care	11.7
Financials	11.5
Information technology	11.4
Energy	9.8
Materials	9.2
Consumer discretionary	8.9
Consumer staples	4.5
Communication services	3.5
Utilities	2.2
Real estate	0.7
Short-term investments and other	13.5
Blue Chip Growth Trust
Sector Composition (% of net assets)
Information technology	44.2
Consumer discretionary	19.2
Communication services	17.7
Health care	13.3
Financials	3.3
Materials	0.9
Industrials	0.6
Real estate	0.1
Short-term investments and other	0.7
Capital Appreciation Trust
Sector Composition (% of net assets)
Information technology	36.0
Consumer discretionary	27.5
Health care	12.1
Communication services	9.3
Consumer staples	4.2
Financials	3.5
Real estate	1.7
Energy	1.6
Industrials	1.1
Short-term investments and other	3.0
Capital Appreciation Value Trust
Portfolio Composition (% of net assets)
Common stocks	67.2
Term loans	12.3
U.S. Government	8.1
Corporate bonds	6.6
Preferred securities	0.6
Asset backed securities	0.3
Convertible bonds	0.2
Short-term investments and other	4.7
Disciplined Value International Trust
Sector Composition (% of net assets)
Industrials	20.1
Financials	16.1
Health care	14.5
Materials	10.2
Energy	8.7
Communication services	6.9
Consumer discretionary	6.9
Consumer staples	5.3
Information technology	4.5
Utilities	2.1
Short-term investments and other	4.7
Emerging Markets Value Trust
Sector Composition (% of net assets)
Financials	28.6
Materials	14.9
Information technology	11.4
Energy	9.7
Industrials	9.0
Consumer discretionary	8.9
Real estate	5.2
Communication services	3.2
Consumer staples	3.1
Health care	2.4
Utilities	1.7
Short-term investments and other	1.9
Equity Income Trust
Sector Composition (% of net assets)
Financials	19.8
Health care	18.1
Utilities	10.2
Industrials	9.9
Energy	7.6
Information technology	7.6
Consumer staples	7.1
Materials	5.2
Communication services	5.1
Real estate	4.4
Consumer discretionary	3.6
Short-term investments and other	1.4
3

John Hancock Variable Insurance Trust
Sector weightings

Financial Industries Trust
Industry Composition (% of net assets)
Banks	50.6
Insurance	21.5
Capital markets	15.3
Diversified financial services	3.1
Equity real estate investment trusts	2.9
Consumer finance	2.5
IT services	1.6
Real estate management and development	0.6
Thrifts and mortgage finance	0.5
Short-term investments and other	1.4
Fundamental All Cap Core Trust
Sector Composition (% of net assets)
Consumer discretionary	22.8
Information technology	19.6
Financials	18.5
Communication services	14.3
Energy	5.5
Consumer staples	5.3
Health care	4.6
Industrials	4.0
Real estate	3.0
Materials	1.1
Short-term investments and other	1.3
Fundamental Large Cap Value Trust
Sector Composition (% of net assets)
Financials	18.1
Health care	17.8
Industrials	13.4
Information technology	10.5
Consumer staples	9.8
Communication services	9.1
Energy	8.1
Consumer discretionary	6.4
Real estate	3.0
Materials	1.9
Short-term investments and other	1.9
Global Equity Trust
Sector Composition (% of total investments)
Information technology	15.3
Health care	15.3
Financials	12.5
Communication services	11.5
Materials	11.0
Consumer staples	10.6
Industrials	9.0
Energy	5.9
Consumer discretionary	4.5
Utilities	2.1
Real estate	1.6
Short-term investments	0.7
Health Sciences Trust
Industry Composition (% of net assets)
Biotechnology	26.2
Health care providers and services	20.4
Life sciences tools and services	17.1
Pharmaceuticals	17.0
Health care equipment and supplies	16.0
Health care technology	1.9
Industrial conglomerates	0.3
Specialty retail	0.2
Electronic equipment, instruments and components	0.1
Capital markets	0.1
Chemicals	0.1
Short-term investments and other	0.6
International Equity Index Trust
Sector Composition (% of net assets)
Financials	19.4
Industrials	11.7
Consumer discretionary	11.6
Information technology	10.8
Health care	9.7
Consumer staples	8.9
Materials	7.8
Communication services	6.3
Energy	5.9
Utilities	3.4
Real estate	2.5
Short-term investments and other	2.0
International Small Company Trust
Sector Composition (% of net assets)
Industrials	22.0
Financials	13.4
Consumer discretionary	11.8
Materials	11.4
Information technology	9.8
Energy	6.1
Consumer staples	5.9
Health care	5.6
Real estate	4.4
Utilities	4.0
Communication services	4.0
Short-term investments and other	1.6
Lifestyle Balanced Portfolio
Asset Allocation (% of net assets)
Fixed income	51.0
Equity	49.0
Lifestyle Conservative Portfolio
Asset Allocation (% of net assets)
Fixed income	80.9
Equity	19.1
Lifestyle Growth Portfolio
Asset Allocation (% of net assets)
Equity	69.1
Fixed income	30.9
Lifestyle Moderate Portfolio
Asset Allocation (% of net assets)
Fixed income	61.1
Equity	38.9
Mid Cap Growth Trust
Sector Composition (% of net assets)
Information technology	27.2
Health care	18.3
Consumer discretionary	17.6
Communication services	11.4
Industrials	7.9
Financials	7.7
Energy	3.2
Materials	3.0
Real estate	1.1
Short-term investments and other	2.6
Mid Cap Index Trust
Sector Composition (% of net assets)
Industrials	18.0
Financials	14.6
Consumer discretionary	13.3
Information technology	12.8
Health care	10.1
Real estate	9.1
Materials	6.8
Utilities	4.1
Consumer staples	3.9
Energy	3.9
Communication services	1.5
Short-term investments and other	1.9
Mid Value Trust
Sector Composition (% of net assets)
Financials	19.5
Health care	14.0
Materials	9.6
Consumer staples	8.6
Energy	8.3
Industrials	7.6
Real estate	7.1
Utilities	5.7
Communication services	5.3
Consumer discretionary	4.3
Information technology	3.3
Short-term investments and other	6.7
4

John Hancock Variable Insurance Trust
Sector weightings

Real Estate Securities Trust
Portfolio Composition (% of net assets)
Specialized REITs	26.1
Residential REITs	18.7
Industrial REITs	14.2
Retail REITs	11.8
Health care REITs	11.3
Office REITs	5.9
Diversified REITs	3.9
Hotel and resort REITs	2.8
Real estate operating companies	1.6
Real estate services	1.4
Hotels, resorts and cruise lines	1.0
Short-term investments and other	1.3
Science & Technology Trust
Sector Composition (% of net assets)
Information technology	48.5
Consumer discretionary	28.5
Communication services	17.3
Real estate	1.0
Health care	0.6
Short-term investments and other	4.1
Small Cap Index Trust
Sector Composition (% of net assets)
Financials	16.4
Health care	16.3
Industrials	14.4
Information technology	13.2
Consumer discretionary	9.6
Real estate	7.1
Energy	5.4
Materials	4.0
Consumer staples	3.6
Utilities	3.4
Communication services	2.7
Short-term investments and other	3.9
Small Cap Opportunities Trust
Sector Composition (% of net assets)
Financials	21.3
Industrials	18.1
Consumer discretionary	12.9
Information technology	12.1
Health care	11.6
Energy	7.6
Materials	7.1
Consumer staples	4.6
Communication services	1.9
Real estate	1.4
Utilities	0.7
Short-term investments and other	0.7
Small Cap Stock Trust
Sector Composition (% of net assets)
Health care	23.8
Information technology	21.5
Industrials	17.4
Consumer discretionary	10.5
Financials	6.1
Energy	5.9
Real estate	5.3
Communication services	3.6
Consumer staples	3.0
Materials	2.6
Short-term investments and other	0.3
Small Cap Value Trust
Sector Composition (% of net assets)
Financials	24.7
Industrials	22.5
Real estate	9.5
Information technology	9.3
Consumer discretionary	9.0
Materials	8.2
Consumer staples	5.2
Health care	4.5
Utilities	2.6
Energy	1.6
Communication services	1.0
Short-term investments and other	1.9
Small Company Value Trust
Sector Composition (% of net assets)
Financials	25.9
Industrials	14.2
Health care	10.7
Real estate	9.6
Consumer discretionary	8.2
Information technology	6.9
Energy	5.9
Utilities	5.7
Materials	4.6
Consumer staples	3.4
Communication services	2.2
Short-term investments and other	2.7
Strategic Equity Allocation Trust
Sector Composition (% of net assets)
Information technology	17.9
Health care	13.8
Financials	13.2
Industrials	10.8
Consumer discretionary	10.5
Consumer staples	7.5
Communication services	6.4
Materials	4.4
Energy	4.3
Real estate	3.5
Utilities	3.2
Short-term investments and other	4.5
Total Stock Market Index Trust
Sector Composition (% of net assets)
Information technology	24.6
Health care	13.9
Financials	11.3
Consumer discretionary	10.9
Communication services	8.5
Industrials	8.5
Consumer staples	6.9
Energy	4.7
Real estate	3.4
Utilities	2.8
Materials	2.3
Short-term investments and other	2.2
*	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.
5

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios and the Lifestyle Portfolios, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio
500 Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$799.20	$1.34	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	798.40	2.23	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	799.50	1.12	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
American Asset Allocation Trust
Series I	Actual expenses/actual returns	$1,000.00	$839.80	$2.83	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	839.10	3.24	0.71%[2]
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%[2]
Series III	Actual expenses/actual returns	1,000.00	841.50	1.23	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
American Global Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$719.40	$2.73	0.64%[2]
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%[2]
Series II	Actual expenses/actual returns	1,000.00	719.20	3.03	0.71%[2]
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%[2]
Series III	Actual expenses/actual returns	1,000.00	720.40	1.24	0.29%[2]
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%[2]
6

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio
American Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$699.70	$2.61	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	699.50	2.87	0.68%[2]
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%[2]
Series III	Actual expenses/actual returns	1,000.00	700.90	1.14	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
American Growth-Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$801.10	$2.77	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	800.50	3.12	0.70%[2]
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%[2]
Series III	Actual expenses/actual returns	1,000.00	801.80	1.21	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
American International Trust
Series I	Actual expenses/actual returns	$1,000.00	$771.90	$2.77	0.63%[2]
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%[2]
Series II	Actual expenses/actual returns	1,000.00	771.70	3.34	0.76%[2]
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%[2]
Series III	Actual expenses/actual returns	1,000.00	773.40	1.23	0.28%[2]
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%[2]
Blue Chip Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$662.00	$3.26	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Series II	Actual expenses/actual returns	1,000.00	661.40	4.08	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Series NAV	Actual expenses/actual returns	1,000.00	662.30	3.05	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Capital Appreciation Trust
Series I	Actual expenses/actual returns	$1,000.00	$641.70	$3.26	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Series II	Actual expenses/actual returns	1,000.00	641.70	4.07	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Series NAV	Actual expenses/actual returns	1,000.00	642.40	3.05	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Capital Appreciation Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$857.00	$4.10	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Series II	Actual expenses/actual returns	1,000.00	856.10	5.02	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series NAV	Actual expenses/actual returns	1,000.00	857.20	3.87	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Disciplined Value International Trust
Series I	Actual expenses/actual returns	$1,000.00	$888.00	$4.26	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Series II	Actual expenses/actual returns	1,000.00	886.60	5.19	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series NAV	Actual expenses/actual returns	1,000.00	887.80	4.03	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Emerging Markets Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$894.30	$4.98	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Series II	Actual expenses/actual returns	1,000.00	892.50	5.91	1.26%
	Hypothetical example	1,000.00	1,018.50	6.31	1.26%
Series NAV	Actual expenses/actual returns	1,000.00	894.20	4.74	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
7

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio
Equity Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$916.40	$3.52	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Series II	Actual expenses/actual returns	1,000.00	915.30	4.46	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Series NAV	Actual expenses/actual returns	1,000.00	916.50	3.28	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Financial Industries Trust
Series I	Actual expenses/actual returns	$1,000.00	$819.30	$4.01	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Series II	Actual expenses/actual returns	1,000.00	818.60	4.91	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series NAV	Actual expenses/actual returns	1,000.00	819.90	3.79	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Fundamental All Cap Core Trust
Series I	Actual expenses/actual returns	$1,000.00	$746.40	$3.25	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Series II	Actual expenses/actual returns	1,000.00	745.60	4.11	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Series NAV	Actual expenses/actual returns	1,000.00	746.30	3.03	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Fundamental Large Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$869.20	$3.52	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Series II	Actual expenses/actual returns	1,000.00	868.60	4.45	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	869.60	3.29	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Global Equity Trust
Series I	Actual expenses/actual returns	$1,000.00	$833.50	$4.18	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Series II	Actual expenses/actual returns	1,000.00	832.70	5.09	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Series NAV	Actual expenses/actual returns	1,000.00	833.70	3.96	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Health Sciences Trust
Series I	Actual expenses/actual returns	$1,000.00	$809.80	$4.53	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Series II	Actual expenses/actual returns	1,000.00	809.40	5.43	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Series NAV	Actual expenses/actual returns	1,000.00	810.20	4.31	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
International Equity Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$817.80	$1.76	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Series II	Actual expenses/actual returns	1,000.00	817.50	2.66	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Series NAV	Actual expenses/actual returns	1,000.00	818.20	1.53	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
International Small Company Trust
Series I	Actual expenses/actual returns	$1,000.00	$781.70	$4.59	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Series II	Actual expenses/actual returns	1,000.00	781.30	5.48	1.24%
	Hypothetical example	1,000.00	1,018.60	6.21	1.24%
Series NAV	Actual expenses/actual returns	1,000.00	781.90	4.37	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
8

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio
Lifestyle Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$843.40	$0.50	0.11%[2]
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%[2]
Series II	Actual expenses/actual returns	1,000.00	842.40	1.42	0.31%[2]
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV	Actual expenses/actual returns	1,000.00	843.80	0.27	0.06%[2]
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%[2]
Lifestyle Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$869.50	$0.60	0.13%[2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%[2]
Series II	Actual expenses/actual returns	1,000.00	869.60	1.53	0.33%[2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV	Actual expenses/actual returns	1,000.00	870.00	0.37	0.08%[2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%[2]
Lifestyle Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$825.50	$0.50	0.11%[2]
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%[2]
Series II	Actual expenses/actual returns	1,000.00	824.60	1.40	0.31%[2]
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV	Actual expenses/actual returns	1,000.00	826.00	0.27	0.06%[2]
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%[2]
Lifestyle Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$852.10	$0.60	0.13%[2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%[2]
Series II	Actual expenses/actual returns	1,000.00	851.10	1.51	0.33%[2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV	Actual expenses/actual returns	1,000.00	852.00	0.37	0.08%[2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%[2]
Mid Cap Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$599.20	$3.65	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Series II	Actual expenses/actual returns	1,000.00	598.70	4.44	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Series NAV	Actual expenses/actual returns	1,000.00	599.50	3.45	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Mid Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$803.10	$2.01	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Series II	Actual expenses/actual returns	1,000.00	801.90	2.90	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Series NAV	Actual expenses/actual returns	1,000.00	803.10	1.79	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Mid Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$898.90	$4.38	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series II	Actual expenses/actual returns	1,000.00	898.20	5.32	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Series NAV	Actual expenses/actual returns	1,000.00	899.70	4.14	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Real Estate Securities Trust
Series I	Actual expenses/actual returns	$1,000.00	$771.80	$3.47	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Series II	Actual expenses/actual returns	1,000.00	771.10	4.35	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Series NAV	Actual expenses/actual returns	1,000.00	772.30	3.25	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
9

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio
Science & Technology Trust
Series I	Actual expenses/actual returns	$1,000.00	$656.20	$4.35	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Series II	Actual expenses/actual returns	1,000.00	655.60	5.17	1.26%
	Hypothetical example	1,000.00	1,018.50	6.31	1.26%
Series NAV	Actual expenses/actual returns	1,000.00	656.20	4.15	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Small Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$764.80	$2.28	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Series II	Actual expenses/actual returns	1,000.00	764.20	3.15	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Series NAV	Actual expenses/actual returns	1,000.00	764.60	2.06	0.47%
	Hypothetical example	1,000.00	1,022.50	2.36	0.47%
Small Cap Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$836.70	$4.01	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Series II	Actual expenses/actual returns	1,000.00	835.90	4.92	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Series NAV	Actual expenses/actual returns	1,000.00	836.90	3.78	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Small Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$663.70	$4.58	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series II	Actual expenses/actual returns	1,000.00	662.70	5.40	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Series NAV	Actual expenses/actual returns	1,000.00	663.50	4.37	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Small Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$873.20	$4.78	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Series II	Actual expenses/actual returns	1,000.00	872.20	5.71	1.23%
	Hypothetical example	1,000.00	1,018.70	6.16	1.23%
Series NAV	Actual expenses/actual returns	1,000.00	873.20	4.55	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Small Company Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$794.30	$4.98	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Series II	Actual expenses/actual returns	1,000.00	793.00	5.87	1.32%
	Hypothetical example	1,000.00	1,018.20	6.61	1.32%
Series NAV	Actual expenses/actual returns	1,000.00	793.80	4.76	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Strategic Equity Allocation Trust
Series NAV	Actual expenses/actual returns	$1,000.00	$799.80	$2.37	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Total Stock Market Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$780.80	$2.16	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Series II	Actual expenses/actual returns	1,000.00	779.90	3.05	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Series NAV	Actual expenses/actual returns	1,000.00	781.00	1.94	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

This section shows the portfolios' 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the portfolios' total net assets as of the report date. The remaining securities held by the portfolios are grouped as "Other Securities" in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the portfolios' Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
500 Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.2%
Communication services - 8.6%
Alphabet, Inc., Class A (A)	61,610	$134,264,209	2.0%
Alphabet, Inc., Class C (A)	56,493	123,575,613	1.8%
AT&T, Inc.	1,471,068	30,833,585	0.5%
Comcast Corp., Class A	916,267	35,954,317	0.5%
Meta Platforms, Inc., Class A (A)	469,975	75,783,469	1.1%
The Walt Disney Company (A)	372,594	35,172,874	0.5%
Verizon Communications, Inc.	861,646	43,728,535	0.7%
OTHER SECURITIES		100,413,973	1.5%
		579,726,575
Consumer discretionary - 10.3%
Amazon.com, Inc. (A)	1,792,554	190,387,160	2.8%
McDonald's Corp.	151,330	37,360,350	0.6%
Tesla, Inc. (A)	171,901	115,761,571	1.7%
The Home Depot, Inc.	211,650	58,049,246	0.9%
OTHER SECURITIES		287,303,636	4.3%
		688,861,963
Consumer staples - 6.8%
Costco Wholesale Corp.	90,920	43,576,138	0.6%
PepsiCo, Inc.	283,586	47,262,443	0.7%
Philip Morris International, Inc.	316,782	31,279,055	0.5%
The Coca-Cola Company	799,604	50,303,088	0.8%
The Procter & Gamble Company	491,575	70,683,569	1.1%
Walmart, Inc.	287,177	34,914,980	0.5%
OTHER SECURITIES		178,236,012	2.6%
		456,255,285
Energy - 4.2%
Chevron Corp.	402,000	58,201,560	0.9%
Exxon Mobil Corp.	862,541	73,868,011	1.1%
OTHER SECURITIES		152,495,207	2.2%
		284,564,778
Financials - 10.5%
Bank of America Corp.	1,451,712	45,191,795	0.7%
Berkshire Hathaway, Inc., Class B (A)	370,466	101,144,627	1.5%
JPMorgan Chase & Co.	601,633	67,749,892	1.0%
Wells Fargo & Company	776,800	30,427,256	0.4%
OTHER SECURITIES		464,072,872	6.9%
		708,586,442
Health care - 14.7%
Abbott Laboratories	358,739	38,976,992	0.6%
AbbVie, Inc.	362,480	55,517,437	0.8%
Bristol-Myers Squibb Company	435,964	33,569,228	0.5%
Danaher Corp.	132,533	33,599,766	0.5%
Eli Lilly & Company	161,508	52,365,739	0.8%
Johnson & Johnson	539,020	95,681,440	1.4%
Merck & Company, Inc.	517,826	47,210,196	0.7%
Pfizer, Inc.	1,147,996	60,189,430	0.9%
Thermo Fisher Scientific, Inc.	79,955	43,437,952	0.6%
UnitedHealth Group, Inc.	192,309	98,775,672	1.5%
500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
OTHER SECURITIES		$429,958,892	6.4%
		989,282,744
Industrials - 7.6%
Raytheon Technologies Corp.	304,129	29,229,838	0.4%
Union Pacific Corp.	128,650	27,438,472	0.4%
OTHER SECURITIES		453,308,588	6.8%
		509,976,898
Information technology - 26.1%
Accenture PLC, Class A	129,766	36,029,530	0.5%
Adobe, Inc. (A)	96,842	35,449,983	0.5%
Apple, Inc.	3,149,669	430,622,728	6.4%
Broadcom, Inc.	83,600	40,613,716	0.6%
Cisco Systems, Inc.	851,220	36,296,021	0.5%
Intel Corp.	837,493	31,330,613	0.5%
Mastercard, Inc., Class A	175,667	55,419,425	0.8%
Microsoft Corp.	1,531,995	393,462,276	5.9%
NVIDIA Corp.	512,972	77,761,425	1.2%
Qualcomm, Inc.	230,132	29,397,062	0.4%
salesforce.com, Inc. (A)	203,619	33,605,280	0.5%
Texas Instruments, Inc.	188,927	29,028,634	0.4%
Visa, Inc., Class A	337,220	66,395,246	1.0%
OTHER SECURITIES		458,577,316	6.9%
		1,753,989,255
Materials - 2.5%
Linde PLC	102,967	29,606,102	0.4%
OTHER SECURITIES		140,216,913	2.1%
		169,823,015
Real estate - 2.9%		191,026,179	2.9%
Utilities - 3.0%
NextEra Energy, Inc.	404,033	31,296,396	0.5%
OTHER SECURITIES		171,583,876	2.5%
		202,880,272
TOTAL COMMON STOCKS (Cost $2,871,115,766)		$6,534,973,406
SHORT-TERM INVESTMENTS - 2.6%
U.S. Government - 0.1%		8,195,808	0.1%
U.S. Government Agency - 2.5%
Federal Home Loan Bank Discount Note, 0.870%, 07/14/2022 *	$70,000,000	69,964,866	1.0%
Federal Home Loan Bank Discount Note, 1.225%, 07/06/2022 *	35,000,000	34,993,242	0.5%
Federal Home Loan Bank Discount Note, 1.380%, 08/03/2022 *	50,000,000	49,921,898	0.8%
Federal Home Loan Bank Discount Note, 1.570%, 08/25/2022 *	13,000,000	12,966,173	0.2%
		167,846,179
Short-term funds - 0.0%
John Hancock Collateral Trust, 1.4215% (B)(C)	45,680	456,633	0.0%
Repurchase agreement - 0.0%		1,046,000	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $177,576,360)		$177,544,620
Total Investments (500 Index Trust) (Cost $3,048,692,126) - 99.8%		$6,712,518,026	99.8%
Other assets and liabilities, net - 0.2%		10,138,634	0.2%
TOTAL NET ASSETS - 100.0%		$6,722,656,660	100.0%

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
500 Index Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,004	Long	Sep 2022	$201,095,945	$190,232,900	$(10,863,045)
						$(10,863,045)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	52,202,251	$1,144,273,347	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $1,099,271,628)	$1,144,273,347
	Total Investments (American Asset Allocation Trust) (Cost $1,099,271,628) - 100.0%	$1,144,273,347	100.0%
	Other assets and liabilities, net - (0.0)%	(102,809)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,144,170,538	100.0%
American Global Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	6,150,429	$178,792,977	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $180,180,850)	$178,792,977
	Total Investments (American Global Growth Trust) (Cost $180,180,850) - 100.0%	$178,792,977	100.0%
	Other assets and liabilities, net - (0.0)%	(32,318)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$178,760,659	100.0%
American Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	10,040,203	$769,179,988	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $797,504,697)	$769,179,988
	Total Investments (American Growth Trust) (Cost $797,504,697) - 100.0%	$769,179,988	100.0%
	Other assets and liabilities, net - (0.0)%	(86,730)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$769,093,258	100.0%
American Growth-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	16,991,396	$829,010,196	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $800,831,054)	$829,010,196
	Total Investments (American Growth-Income Trust) (Cost $800,831,054) - 100.0%	$829,010,196	100.0%
	Other assets and liabilities, net - (0.0)%	(78,570)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$828,931,626	100.0%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

American International Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American International Fund - Class 1	23,059,550	$349,813,375	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $434,885,320)	$349,813,375
	Total Investments (American International Trust) (Cost $434,885,320) - 100.0%	$349,813,375	100.0%
	Other assets and liabilities, net - (0.0)%	(50,171)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$349,763,204	100.0%
Blue Chip Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.1%
Communication services - 17.7%
Alphabet, Inc., Class A (A)	7,907	$17,231,409	1.1%
Alphabet, Inc., Class C (A)	75,766	165,734,337	10.3%
Meta Platforms, Inc., Class A (A)	313,711	50,585,899	3.1%
Netflix, Inc. (A)	34,849	6,094,045	0.4%
Sea, Ltd., ADR (A)	184,455	12,332,661	0.8%
Snap, Inc., Class A (A)	622,383	8,171,889	0.5%
Tencent Holdings, Ltd.	163,600	7,405,375	0.5%
OTHER SECURITIES		15,873,774	1.0%
		283,429,389
Consumer discretionary - 19.0%
Amazon.com, Inc. (A)	1,440,773	153,024,500	9.6%
Booking Holdings, Inc. (A)	4,944	8,647,007	0.5%
Carvana Company (A)(B)	138,063	3,117,463	0.2%
Chipotle Mexican Grill, Inc. (A)	10,026	13,106,589	0.8%
Dollar General Corp.	67,497	16,566,464	1.0%
DoorDash, Inc., Class A (A)	121,537	7,799,029	0.5%
Lululemon Athletica, Inc. (A)	34,975	9,534,535	0.6%
NIKE, Inc., Class B	115,414	11,795,311	0.7%
Ross Stores, Inc.	152,229	10,691,043	0.7%
Tesla, Inc. (A)	99,523	67,020,779	4.2%
OTHER SECURITIES		3,086,941	0.2%
		304,389,661
Financials - 3.3%
Chubb, Ltd.	34,075	6,698,464	0.4%
Marsh & McLennan Companies, Inc.	46,915	7,283,554	0.5%
S&P Global, Inc.	30,498	10,279,656	0.6%
The Charles Schwab Corp.	149,319	9,433,974	0.6%
The Goldman Sachs Group, Inc.	59,096	17,552,694	1.1%
OTHER SECURITIES		2,310,925	0.1%
		53,559,267
Health care - 13.3%
Danaher Corp.	86,037	21,812,100	1.4%
Eli Lilly & Company	97,592	31,642,254	2.0%
Humana, Inc.	29,410	13,765,939	0.8%
Intuitive Surgical, Inc. (A)	111,247	22,328,385	1.4%
Stryker Corp.	62,379	12,409,054	0.8%
Thermo Fisher Scientific, Inc.	22,815	12,394,933	0.8%
UnitedHealth Group, Inc.	137,050	70,392,992	4.4%
Zoetis, Inc.	64,392	11,068,341	0.7%
OTHER SECURITIES		17,229,370	1.0%
		213,043,368
Industrials - 0.6%		9,708,795	0.6%
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 44.2%
Advanced Micro Devices, Inc. (A)	211,831	$16,198,717	1.0%
Apple, Inc.	1,073,039	146,705,892	9.2%
ASML Holding NV, NYRS	25,723	12,241,061	0.8%
Atlassian Corp. PLC, Class A (A)	45,101	8,451,927	0.5%
Bill.com Holdings, Inc. (A)	59,366	6,526,698	0.4%
Fortinet, Inc. (A)	208,830	11,815,601	0.8%
Intuit, Inc.	71,727	27,646,455	1.7%
Marvell Technology, Inc.	136,640	5,947,939	0.4%
Mastercard, Inc., Class A	122,769	38,731,164	2.4%
Microsoft Corp.	810,047	208,044,371	13.0%
MongoDB, Inc. (A)	31,699	8,225,891	0.5%
Monolithic Power Systems, Inc.	17,351	6,663,478	0.4%
NVIDIA Corp.	269,754	40,892,009	2.6%
Roper Technologies, Inc.	23,065	9,102,602	0.6%
ServiceNow, Inc. (A)	86,126	40,954,636	2.6%
Synopsys, Inc. (A)	68,300	20,742,710	1.3%
Texas Instruments, Inc.	55,503	8,528,036	0.5%
Visa, Inc., Class A	262,080	51,600,931	3.2%
OTHER SECURITIES		38,004,743	2.3%
		707,024,861
Materials - 0.9%
Linde PLC	26,459	7,607,756	0.5%
The Sherwin-Williams Company	27,380	6,130,656	0.4%
		13,738,412
Real estate - 0.1%		1,571,727	0.1%
TOTAL COMMON STOCKS (Cost $1,381,044,034)		$1,586,465,480
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company 10.250%, 05/01/2030 (C)	$3,865,000	3,169,300	0.2%
TOTAL CORPORATE BONDS (Cost $3,865,000)		$3,169,300
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 1.4215% (D)(E)	374,556	3,744,212	0.3%
T. Rowe Price Government Reserve Fund, 0.6654% (D)	10,059,387	10,059,387	0.6%
OTHER SECURITIES		505,313	0.0%
		14,308,912
TOTAL SHORT-TERM INVESTMENTS (Cost $14,308,691)		$14,308,912
Total Investments (Blue Chip Growth Trust) (Cost $1,399,217,725) - 100.2%		$1,603,943,692	100.2%
Other assets and liabilities, net - (0.2)%		(3,999,425)	(0.2)%
TOTAL NET ASSETS - 100.0%		$1,599,944,267	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.0%
Communication services - 9.3%
Alphabet, Inc., Class A (A)	7,223	$15,740,795	3.6%
Alphabet, Inc., Class C (A)	7,042	15,404,023	3.5%
Meta Platforms, Inc., Class A (A)	28,585	4,609,331	1.0%
ROBLOX Corp., Class A (A)	56,731	1,864,181	0.4%
Snap, Inc., Class A (A)	136,214	1,788,490	0.4%
ZoomInfo Technologies, Inc. (A)	58,440	1,942,546	0.4%
		41,349,366
Consumer discretionary - 27.5%
Airbnb, Inc., Class A (A)	64,685	5,762,140	1.3%
Amazon.com, Inc. (A)	247,920	26,331,583	6.0%
Chipotle Mexican Grill, Inc. (A)	3,514	4,593,712	1.0%
Lululemon Athletica, Inc. (A)	20,580	5,610,314	1.3%
LVMH Moet Hennessy Louis Vuitton SE	17,915	10,979,702	2.5%
Marriott International, Inc., Class A	33,255	4,523,013	1.0%
MercadoLibre, Inc. (A)	6,820	4,343,453	1.0%
NIKE, Inc., Class B	73,689	7,531,016	1.7%
O'Reilly Automotive, Inc. (A)	6,460	4,081,170	0.9%
Target Corp.	22,302	3,149,711	0.7%
Tesla, Inc. (A)	47,122	31,732,899	7.2%
The Home Depot, Inc.	25,019	6,861,961	1.5%
The TJX Companies, Inc.	112,491	6,282,622	1.4%
		121,783,296
Consumer staples - 4.2%
Costco Wholesale Corp.	17,108	8,199,522	1.8%
The Estee Lauder Companies, Inc., Class A	41,095	10,465,664	2.4%
		18,665,186
Energy - 1.6%
Schlumberger NV	196,905	7,041,323	1.6%
Financials - 3.5%
KKR & Company, Inc.	86,693	4,013,019	0.9%
S&P Global, Inc.	17,249	5,813,948	1.3%
The Goldman Sachs Group, Inc.	18,411	5,468,435	1.3%
		15,295,402
Health care - 12.1%
Abbott Laboratories	52,722	5,728,245	1.3%
Danaher Corp.	37,376	9,475,564	2.1%
DexCom, Inc. (A)	33,316	2,483,041	0.6%
Eli Lilly & Company	45,789	14,846,167	3.4%
Intuitive Surgical, Inc. (A)	13,157	2,640,741	0.6%
Novo Nordisk A/S, ADR	52,309	5,828,792	1.3%
UnitedHealth Group, Inc.	19,325	9,925,900	2.2%
Vertex Pharmaceuticals, Inc. (A)	9,211	2,595,568	0.6%
		53,524,018
Industrials - 1.1%
Uber Technologies, Inc. (A)	248,799	5,090,428	1.1%
Information technology - 36.0%
Adobe, Inc. (A)	22,383	8,193,521	1.9%
Adyen NV (A)(B)	5,072	7,319,565	1.7%
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Apple, Inc.	227,158	$31,057,042	7.0%
ASML Holding NV, NYRS	5,457	2,596,877	0.6%
Atlassian Corp. PLC, Class A (A)	29,321	5,494,755	1.3%
Broadcom, Inc.	17,223	8,367,106	1.9%
Crowdstrike Holdings, Inc., Class A (A)	43,627	7,353,767	1.7%
HubSpot, Inc. (A)	6,313	1,898,003	0.4%
Mastercard, Inc., Class A	39,288	12,394,578	2.8%
Microsoft Corp.	105,064	26,983,587	6.1%
NVIDIA Corp.	82,258	12,469,490	2.8%
salesforce.com, Inc. (A)	75,482	12,457,549	2.8%
Snowflake, Inc., Class A (A)	32,953	4,582,444	1.0%
The Trade Desk, Inc., Class A (A)	63,013	2,639,615	0.6%
Visa, Inc., Class A	77,006	15,161,711	3.4%
		158,969,610
Real estate - 1.7%
American Tower Corp.	28,690	7,332,877	1.7%
TOTAL COMMON STOCKS (Cost $426,518,652)		$429,051,506
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	13,487,419	13,487,419	3.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $13,487,419)		$13,487,419
Total Investments (Capital Appreciation Trust) (Cost $440,006,071) - 100.1%		$442,538,925	100.1%
Other assets and liabilities, net - (0.1)%		(361,908)	(0.1)%
TOTAL NET ASSETS - 100.0%		$442,177,017	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 67.2%
Communication services - 3.4%
Alphabet, Inc., Class A (A)(B)	2,332	$5,082,034	1.2%
Alphabet, Inc., Class C (B)	3,174	6,942,966	1.7%
Meta Platforms, Inc., Class A (B)	12,931	2,085,124	0.5%
		14,110,124
Consumer discretionary - 7.3%
Amazon.com, Inc. (A)(B)	133,711	14,201,445	3.4%
Starbucks Corp. (A)	35,600	2,719,484	0.7%
Yum! Brands, Inc. (A)	119,303	13,542,084	3.2%
		30,463,013

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples - 0.7%
Keurig Dr. Pepper, Inc.	84,975	$3,007,265	0.7%
Energy - 0.5%		2,177,714	0.5%
Financials - 7.6%
Intercontinental Exchange, Inc.	67,572	6,354,471	1.5%
Marsh & McLennan Companies, Inc.	36,025	5,592,881	1.3%
MSCI, Inc.	9,876	4,070,393	1.0%
S&P Global, Inc.	14,572	4,911,638	1.2%
The PNC Financial Services Group, Inc.	69,519	10,968,013	2.6%
		31,897,396
Health care - 15.2%
Alcon, Inc.	49,367	3,461,690	0.8%
Avantor, Inc. (B)	67,887	2,111,286	0.5%
Becton, Dickinson and Company (A)	33,902	8,357,860	2.0%
Catalent, Inc. (B)	25,113	2,694,374	0.7%
Danaher Corp.	44,781	11,352,879	2.7%
PerkinElmer, Inc.	68,259	9,707,795	2.3%
Teleflex, Inc.	10,953	2,692,795	0.7%
Thermo Fisher Scientific, Inc.	22,489	12,217,824	2.9%
UnitedHealth Group, Inc.	15,854	8,143,090	2.0%
OTHER SECURITIES		2,626,427	0.6%
		63,366,020
Industrials - 9.7%
Fortive Corp.	167,969	9,134,154	2.2%
General Electric Company (A)	201,202	12,810,531	3.1%
Ingersoll Rand, Inc.	147,458	6,205,033	1.5%
TransUnion	70,232	5,617,858	1.3%
Waste Connections, Inc.	48,731	6,040,695	1.4%
OTHER SECURITIES		924,042	0.2%
		40,732,313
Information technology - 21.1%
Apple, Inc.	89,700	12,263,784	2.9%
Mastercard, Inc., Class A	6,400	2,019,072	0.5%
Microsoft Corp. (A)	113,696	29,200,537	7.0%
NVIDIA Corp.	27,700	4,199,043	1.0%
NXP Semiconductors NV	41,831	6,192,243	1.5%
Roper Technologies, Inc.	14,615	5,767,810	1.4%
salesforce.com, Inc. (B)	32,880	5,426,515	1.3%
TE Connectivity, Ltd.	87,103	9,855,704	2.3%
Teledyne Technologies, Inc. (B)	6,999	2,625,395	0.6%
Texas Instruments, Inc.	48,182	7,403,164	1.8%
Visa, Inc., Class A	16,400	3,228,996	0.8%
		88,182,263
Materials - 0.3%		1,108,716	0.3%
Utilities - 1.4%
Ameren Corp.	37,791	3,414,795	0.8%
CMS Energy Corp.	28,855	1,947,713	0.5%
OTHER SECURITIES		455,616	0.1%
		5,818,124
TOTAL COMMON STOCKS (Cost $292,198,170)		$280,862,948
PREFERRED SECURITIES - 0.6%
Financials - 0.0%		24,950	0.0%
Utilities - 0.6%
CMS Energy Corp., 5.875%	31,780	741,110	0.2%
CMS Energy Corp., 5.875%	35,873	854,495	0.2%
OTHER SECURITIES		603,080	0.2%
		2,198,685
TOTAL PREFERRED SECURITIES (Cost $2,417,275)		$2,223,635
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Treasury Notes - 8.1%
1.500%, 01/31/2027	$10,933,900	$10,208,675	2.5%
1.875%, 02/28/2027	15,991,500	15,179,432	3.6%
2.500%, 03/31/2027	8,616,300	8,406,614	2.0%
		33,794,721
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $34,922,754)		$33,794,721
CORPORATE BONDS - 6.6%
Communication services - 1.7%
CCO Holdings LLC 5.000%, 02/01/2028 (C)	2,595,000	2,394,407	0.6%
CCO Holdings LLC 5.125%, 05/01/2027 (C)	2,681,000	2,530,194	0.6%
CCO Holdings LLC 5.500%, 05/01/2026 (C)	125,000	121,964	0.0%
OTHER SECURITIES		2,164,300	0.5%
		7,210,865
Consumer discretionary - 2.1%
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (C)	1,405,000	1,334,005	0.3%
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (C)	711,000	645,247	0.2%
Yum! Brands, Inc. 3.875%, 11/01/2023	219,000	217,732	0.1%
Yum! Brands, Inc. 4.750%, 01/15/2030 (C)	2,000	1,815	0.0%
Yum! Brands, Inc. 5.350%, 11/01/2043	579,000	479,850	0.1%
Yum! Brands, Inc. 5.375%, 04/01/2032	264,000	243,566	0.1%
Yum! Brands, Inc. 6.875%, 11/15/2037	367,000	372,505	0.1%
OTHER SECURITIES		5,466,730	1.2%
		8,761,450
Financials - 1.1%
HUB International, Ltd. 5.625%, 12/01/2029 (C)	165,000	136,299	0.0%
HUB International, Ltd. 7.000%, 05/01/2026 (C)	1,780,000	1,673,912	0.4%
MSCI, Inc. 3.250%, 08/15/2033 (C)	15,000	11,956	0.0%
MSCI, Inc. 3.625%, 09/01/2030 (C)	695,000	579,407	0.2%
MSCI, Inc. 3.625%, 11/01/2031 (C)	30,000	24,694	0.0%
MSCI, Inc. 3.875%, 02/15/2031 (C)	10,000	8,550	0.0%
MSCI, Inc. 4.000%, 11/15/2029 (C)	95,000	84,201	0.0%
State Street Corp. (3 month LIBOR + 3.597%) 5.426%, 09/15/2022 (D)(E)	145,000	141,323	0.1%
USI, Inc. 6.875%, 05/01/2025 (C)	799,000	771,035	0.2%
OTHER SECURITIES		1,045,692	0.2%
		4,477,069
Health care - 0.3%
Teleflex, Inc. 4.625%, 11/15/2027	285,000	262,913	0.1%
OTHER SECURITIES		954,942	0.2%
		1,217,855

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials - 1.2%
General Electric Company (3 month LIBOR + 3.330%) 5.159%, 09/15/2022 (D)(E)	$1,840,000	$1,612,208	0.4%
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	280,000	275,184	0.1%
OTHER SECURITIES		3,000,552	0.7%
		4,887,944
Information technology - 0.0%		224,427	0.0%
Real estate - 0.0%		177,994	0.0%
Utilities - 0.2%		877,470	0.2%
TOTAL CORPORATE BONDS (Cost $29,821,231)		$27,835,074
CONVERTIBLE BONDS - 0.2%
Communication services - 0.1%		576,253	0.1%
Information technology - 0.1%		202,298	0.1%
TOTAL CONVERTIBLE BONDS (Cost $910,118)		$778,551
TERM LOANS (F) - 12.3%
Communication services - 0.3%		1,047,184	0.3%
Consumer discretionary - 0.5%		1,919,893	0.5%
Consumer staples - 0.3%		1,181,926	0.3%
Financials - 4.3%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 4.916%, 05/09/2025	898,261	843,727	0.2%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 5.009%, 11/06/2027	1,374,613	1,275,297	0.3%
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 4.916%, 05/09/2025	403,878	381,087	0.1%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 4.214%, 04/25/2025	7,093,481	6,702,630	1.6%
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.348%, 04/25/2025	4,552,537	4,308,885	1.0%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 5.250%, 05/16/2024	1,951,134	1,867,001	0.4%
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 5.500%, 12/02/2026	817,612	754,247	0.2%
OTHER SECURITIES		1,843,308	0.5%
		17,976,182
Health care - 1.9%
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 4.916%, 10/23/2028	2,783,025	2,576,469	0.6%
OTHER SECURITIES		5,537,165	1.3%
		8,113,634
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Industrials - 2.1%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 7.313%, 06/21/2027	$4,165,000	$4,106,690	1.0%
OTHER SECURITIES		4,830,669	1.1%
		8,937,359
Information technology - 2.7%
Ascend Learning LLC, 2021 2nd Lien Term Loan (1 month LIBOR + 5.750%) 7.402%, 12/10/2029	260,000	237,900	0.1%
Ascend Learning LLC, 2021 Term Loan (1 month LIBOR + 3.500%) 5.166%, 12/11/2028	1,815,875	1,672,875	0.4%
UKG, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.250%) 6.212%, 05/03/2027	290,000	266,800	0.1%
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 4.212%, 05/04/2026	3,830,539	3,579,179	0.9%
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 5.416%, 05/04/2026	160,463	151,257	0.0%
OTHER SECURITIES		5,355,570	1.2%
		11,263,581
Materials - 0.2%		1,015,995	0.2%
TOTAL TERM LOANS (Cost $54,620,030)		$51,455,754
ASSET BACKED SECURITIES - 0.3%		1,126,992	0.3%
TOTAL ASSET BACKED SECURITIES (Cost $1,176,401)		$1,126,992
SHORT-TERM INVESTMENTS - 4.9%
Short-term funds - 4.3%
John Hancock Collateral Trust, 1.4215% (G)(H)	74,485	744,582	0.2%
T. Rowe Price Government Reserve Fund, 0.6654% (G)	17,331,071	17,331,071	4.1%
		18,075,653
Repurchase agreement - 0.6%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $2,503,017 on 7-1-22, collateralized by $2,555,900 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $2,553,104)	$2,503,000	2,503,000	0.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $20,578,637)		$20,578,653
Total Investments (Capital Appreciation Value Trust) (Cost $436,644,616) - 100.2%		$418,656,328	100.2%
Other assets and liabilities, net - (0.2)%		(685,486)	(0.2)%
TOTAL NET ASSETS - 100.0%		$417,970,842	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Capital Appreciation Value Trust (continued)
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	3,200.00	Jan 2023	1	100	$18,097	$(1,569)
GSI	Alphabet, Inc., Class A	USD	3,300.00	Jan 2023	1	100	15,497	(1,147)
GSI	Alphabet, Inc., Class A	USD	3,400.00	Jan 2023	1	100	13,047	(837)
GSI	Alphabet, Inc., Class A	USD	3,500.00	Jan 2023	1	100	11,097	(609)
GSI	Amazon.com, Inc.	USD	175.00	Jan 2023	80	80	75,859	(63)
GSI	Amazon.com, Inc.	USD	180.00	Jan 2023	20	20	23,414	(13)
GSI	Amazon.com, Inc.	USD	185.00	Jan 2023	20	20	20,260	(11)
GSI	Amazon.com, Inc.	USD	190.00	Jan 2023	40	40	42,510	(19)
GSI	Amazon.com, Inc.	USD	190.00	Jan 2023	20	20	17,387	(9)
GSI	Amazon.com, Inc.	USD	195.00	Jan 2023	40	40	36,018	(16)
GSI	Amazon.com, Inc.	USD	200.00	Jan 2023	20	20	34,022	(6)
GSI	Amazon.com, Inc.	USD	200.00	Jan 2023	40	40	31,126	(13)
GSI	Amazon.com, Inc.	USD	205.00	Jan 2023	40	40	26,382	(11)
GSI	Amazon.com, Inc.	USD	210.00	Jan 2023	20	20	27,523	(4)
GSI	Amazon.com, Inc.	USD	210.00	Jan 2023	40	40	22,290	(9)
GSI	Amazon.com, Inc.	USD	220.00	Jan 2023	20	20	22,230	(3)
JPM	Apple, Inc.	USD	170.00	Jan 2023	11	1,100	8,824	(3,881)
JPM	Apple, Inc.	USD	170.00	Jan 2023	35	3,500	22,950	(12,349)
JPM	Apple, Inc.	USD	175.00	Jan 2023	11	1,100	7,202	(3,027)
JPM	Apple, Inc.	USD	175.00	Jan 2023	35	3,500	18,886	(9,631)
JPM	Apple, Inc.	USD	180.00	Jan 2023	11	1,100	5,805	(2,356)
JPM	Apple, Inc.	USD	180.00	Jan 2023	35	3,500	15,531	(7,495)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2023	9	900	22,129	(12,692)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2023	9	900	14,414	(6,848)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2023	9	900	11,857	(4,943)
WFB	General Electric Company	USD	85.00	Jan 2023	67	6,700	39,243	(10,076)
WFB	General Electric Company	USD	90.00	Jan 2023	67	6,700	28,602	(6,591)
WFB	General Electric Company	USD	95.00	Jan 2023	67	6,700	20,027	(4,363)
WFB	General Electric Company	USD	110.00	Jan 2023	3	300	2,615	(61)
WFB	General Electric Company	USD	110.00	Jan 2023	46	4,600	37,769	(930)
WFB	General Electric Company	USD	110.00	Jan 2023	39	3,900	32,468	(789)
CITI	Hologic, inc.	USD	85.00	Jan 2023	30	3,000	11,331	(4,471)
CITI	Hologic, inc.	USD	90.00	Jan 2023	30	3,000	7,085	(2,694)
CITI	Humana, Inc.	USD	520.00	Jan 2023	4	400	5,994	(8,889)
CITI	Humana, Inc.	USD	530.00	Jan 2023	4	400	5,069	(7,583)
CITI	Humana, Inc.	USD	540.00	Jan 2023	5	500	5,031	(8,027)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2023	67	6,700	9,577	(5,408)
CITI	Keurig Dr. Pepper, Inc.	USD	42.00	Jan 2023	67	6,700	5,918	(2,812)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Sep 2022	6	600	23,363	(42)
JPM	Meta Platforms, Inc., Class A	USD	360.00	Sep 2022	6	600	20,104	(30)
CSFB	Microsoft Corp.	USD	320.00	Jan 2023	42	4,200	56,070	(20,087)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	11	1,100	19,554	(5,261)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	10	1,000	19,093	(4,783)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	8	800	11,752	(2,752)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	7	700	10,343	(2,408)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	6	600	10,666	(2,064)
CSFB	Microsoft Corp.	USD	330.00	Jan 2023	12	1,200	14,151	(4,128)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	11	1,100	16,639	(3,784)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	10	1,000	16,190	(3,440)
CSFB	Microsoft Corp.	USD	335.00	Jan 2023	12	1,200	12,425	(3,512)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	8	800	9,933	(2,002)
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	$8,727	$(1,752)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	6	600	9,046	(1,502)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	15	1,500	30,384	(3,754)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	14,213	(1,752)
CSFB	Microsoft Corp.	USD	340.00	Jan 2023	12	1,200	11,274	(3,003)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	11	1,100	14,179	(2,753)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	10	1,000	13,686	(2,503)
CSFB	Microsoft Corp.	USD	345.00	Jan 2023	12	1,200	9,763	(2,582)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	8	800	8,353	(1,487)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	7,388	(1,301)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	6	600	7,637	(1,116)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	15	1,500	25,849	(2,789)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	12,179	(1,301)
CSFB	Microsoft Corp.	USD	350.00	Jan 2023	12	1,200	8,613	(2,231)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	22	2,200	33,594	(4,090)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	11	1,100	11,924	(2,045)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	10	1,000	11,583	(1,859)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	21	2,100	29,127	(3,387)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	15	1,500	21,905	(2,104)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	7	700	10,368	(982)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	22	2,200	27,654	(3,086)
CITI	Microsoft Corp.	USD	365.00	Jan 2023	15	1,500	19,959	(1,833)
BOA	Public Service Enterprise Group, Inc.	USD	65.00	Jul 2022	24	2,400	7,398	(923)
BOA	Public Service Enterprise Group, Inc.	USD	70.00	Jul 2022	24	2,400	3,000	(2)
BOA	Public Service Enterprise Group, Inc.	USD	75.00	Jul 2022	24	2,400	796	—
GSI	Starbucks Corp.	USD	97.50	Jan 2023	25	2,500	25,599	(3,677)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	25	2,500	23,425	(3,677)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	25	2,500	22,796	(2,942)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	25	2,500	21,175	(2,942)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	25	2,500	17,662	(1,874)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	25	2,500	16,675	(1,874)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2023	18	1,800	16,506	(6,164)
JPM	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2023	18	1,800	13,716	(4,725)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2023	18	1,800	11,286	(3,590)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	12	1,200	15,986	(756)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	8	800	10,400	(504)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	2	200	2,581	(126)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	7	700	9,078	(441)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	12	1,200	12,656	(415)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	8	800	8,226	(277)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	2	200	2,040	(69)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	7	700	7,146	(242)
CITI	Thermo Fisher Scientific, Inc.	USD	640.00	Jan 2023	8	800	21,452	(12,834)
CITI	UnitedHealth Group, Inc.	USD	540.00	Jan 2023	16	1,600	43,274	(53,120)
CITI	UnitedHealth Group, Inc.	USD	560.00	Jan 2023	9	900	23,682	(22,581)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2023	9	900	17,859	(16,584)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	6	600	1,962	(517)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	13	1,300	3,781	(1,119)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	6	600	1,146	(317)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	13	1,300	2,745	(686)
							$1,726,822	$(376,738)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SFG	Susquehanna Financial Group, LLLP
WFB	Wells Fargo Bank, N.A.
The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.7%
Australia - 0.8%
Aurizon Holdings, Ltd.	768,936	$2,022,326	0.8%
Austria - 0.9%
ANDRITZ AG	56,000	2,260,523	0.9%
Belgium - 0.4%		1,200,168	0.4%
Bermuda - 2.1%
Everest Re Group, Ltd.	19,581	5,488,163	2.1%
Canada - 7.0%
Cenovus Energy, Inc.	534,151	10,162,646	3.9%
MEG Energy Corp. (A)	147,480	2,041,713	0.8%
Yamana Gold, Inc.	987,635	4,595,971	1.8%
OTHER SECURITIES		1,403,045	0.5%
		18,203,375
Finland - 3.3%
Metso Outotec OYJ	332,532	2,509,923	1.0%
Nordea Bank ABP (Nasdaq Stockholm Exchange)	294,476	2,601,261	1.0%
Sampo OYJ, A Shares	81,228	3,549,771	1.3%
		8,660,955
France - 10.4%
Airbus SE	19,903	1,946,719	0.8%
Eiffage SA	23,800	2,152,957	0.8%
Rexel SA (A)	226,030	3,492,630	1.3%
Sanofi	103,897	10,477,647	4.0%
TotalEnergies SE	131,972	6,946,635	2.7%
OTHER SECURITIES		2,171,163	0.8%
		27,187,751
Germany - 8.9%
Allianz SE	11,165	2,140,455	0.8%
Deutsche Post AG	57,566	2,173,480	0.8%
Deutsche Telekom AG	372,628	7,411,326	2.8%
Merck KGaA	22,484	3,813,782	1.5%
Siemens AG	47,123	4,844,100	1.9%
OTHER SECURITIES		2,730,666	1.1%
		23,113,809
Greece - 0.7%
Hellenic Telecommunications Organization SA	110,529	1,930,382	0.7%
India - 1.0%
HDFC Bank, Ltd., ADR	45,941	2,524,917	1.0%
Ireland - 2.1%
CRH PLC	108,053	3,723,561	1.4%
OTHER SECURITIES		1,812,289	0.7%
		5,535,850
Italy - 0.6%		1,489,869	0.6%
Japan - 11.3%
Asahi Group Holdings, Ltd.	79,900	2,627,543	1.0%
Honda Motor Company, Ltd.	183,200	4,417,154	1.7%
IHI Corp.	90,300	2,412,302	0.9%
KDDI Corp.	65,300	2,059,195	0.8%
Komatsu, Ltd.	180,100	4,010,318	1.5%
Renesas Electronics Corp. (A)	452,600	4,095,739	1.6%
Sumitomo Heavy Industries, Ltd.	104,300	2,308,856	0.9%
OTHER SECURITIES		7,458,421	2.9%
		29,389,528
Malta - 0.0%		0	0.0%
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Netherlands - 3.3%
ING Groep NV	312,241	$3,076,088	1.2%
Stellantis NV	315,527	3,922,095	1.5%
OTHER SECURITIES		1,573,321	0.6%
		8,571,504
Norway - 1.3%
DNB Bank ASA	106,553	1,928,989	0.7%
OTHER SECURITIES		1,568,411	0.6%
		3,497,400
South Korea - 3.6%
POSCO Holdings, Inc.	12,460	2,222,081	0.9%
OTHER SECURITIES		7,090,813	2.7%
		9,312,894
Spain - 0.9%		2,317,369	0.9%
Sweden - 2.8%
Svenska Handelsbanken AB, A Shares	704,627	6,048,454	2.3%
OTHER SECURITIES		1,276,912	0.5%
		7,325,366
Switzerland - 9.3%
Glencore PLC (A)	985,100	5,335,733	2.0%
Novartis AG	91,270	7,737,928	3.0%
Roche Holding AG	8,268	2,763,991	1.0%
STMicroelectronics NV	112,568	3,559,985	1.4%
UBS Group AG	229,042	3,702,860	1.4%
OTHER SECURITIES		1,294,047	0.5%
		24,394,544
United Kingdom - 22.2%
AstraZeneca PLC	33,779	4,456,188	1.7%
BAE Systems PLC	1,048,295	10,612,935	4.1%
Coca-Cola Europacific Partners PLC	153,543	7,924,354	3.0%
IMI PLC	238,211	3,416,589	1.3%
Liberty Global PLC, Series A (A)	143,002	3,010,192	1.2%
NatWest Group PLC	1,380,251	3,673,901	1.4%
Shell PLC	135,307	3,523,772	1.4%
Smith & Nephew PLC	144,989	2,027,640	0.8%
SSE PLC	278,110	5,488,596	2.1%
WH Smith PLC (A)	121,755	2,092,895	0.8%
OTHER SECURITIES		11,683,923	4.4%
		57,910,985
United States - 1.8%		4,811,326	1.8%
TOTAL COMMON STOCKS (Cost $268,820,583)		$247,149,004
PREFERRED SECURITIES - 0.6%
Germany - 0.6%		1,460,443	0.6%
TOTAL PREFERRED SECURITIES (Cost $2,386,791)		$1,460,443

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 3.9%
Short-term funds - 3.9%
Fidelity Government Portfolio, Institutional Class, 1.2500% (B)	10,197,110	$10,197,110	3.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $10,197,110)		$10,197,110
Total Investments (Disciplined Value International Trust) (Cost $281,404,484) - 99.2%		$258,806,557	99.2%
Other assets and liabilities, net - 0.8%		2,013,284	0.8%
TOTAL NET ASSETS - 100.0%		$260,819,841	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.4%
Australia - 0.0%		$40,100	0.0%
Belgium - 0.0%		29,505	0.0%
Brazil - 2.9%
Banco Bradesco SA	66,279	182,114	0.1%
Petroleo Brasileiro SA	346,947	2,024,623	1.0%
Vale SA	149,757	2,190,791	1.0%
OTHER SECURITIES		1,853,838	0.8%
		6,251,366
Chile - 0.5%		1,028,326	0.5%
China - 25.4%
Alibaba Group Holding, Ltd. (A)	157,000	2,239,667	1.1%
Baidu, Inc., ADR (A)	13,087	1,946,430	0.9%
Baidu, Inc., Class A (A)	3,350	63,460	0.1%
Bank of China, Ltd., H Shares	4,760,694	1,902,237	0.9%
China Construction Bank Corp., H Shares	8,153,000	5,497,164	2.6%
China Merchants Bank Company, Ltd., H Shares	223,500	1,509,614	0.7%
China Petroleum & Chemical Corp., ADR	6,198	277,608	0.2%
China Petroleum & Chemical Corp., H Shares	1,412,000	636,247	0.3%
China Shenhua Energy Company, Ltd., H Shares	288,500	827,499	0.4%
Industrial & Commercial Bank of China, Ltd., H Shares	3,442,000	2,053,666	1.0%
PetroChina Company, Ltd., H Shares	1,912,000	896,740	0.4%
Ping An Insurance Group Company of China, Ltd., H Shares	482,000	3,317,724	1.6%
Trip.com Group, Ltd. (A)	750	20,753	0.0%
Trip.com Group, Ltd., ADR (A)	35,226	966,954	0.5%
OTHER SECURITIES		32,255,781	14.7%
		54,411,544
Colombia - 0.1%		157,961	0.1%
Czech Republic - 0.1%		243,196	0.1%
Greece - 0.2%		508,861	0.2%
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Hong Kong - 5.0%
China Overseas Land & Investment, Ltd.	361,000	$1,148,328	0.6%
China Resources Land, Ltd.	326,000	1,528,708	0.7%
Geely Automobile Holdings, Ltd.	441,000	1,010,045	0.5%
OTHER SECURITIES		7,062,746	3.2%
		10,749,827
Hungary - 0.2%		439,393	0.2%
India - 14.0%
Axis Bank, Ltd.	172,581	1,393,748	0.7%
Axis Bank, Ltd., GDR (A)	310	12,494	0.0%
Housing Development Finance Corp., Ltd.	36,835	1,011,240	0.5%
ICICI Bank, Ltd.	196,478	1,762,647	0.8%
ICICI Bank, Ltd., ADR	8,648	153,416	0.1%
Larsen & Toubro, Ltd.	51,797	1,025,336	0.5%
Mahindra & Mahindra, Ltd.	70,868	982,789	0.5%
Reliance Industries, Ltd. (A)	21,228	699,140	0.3%
Reliance Industries, Ltd., GDR (A)(B)	87,194	5,700,470	2.7%
State Bank of India	114,368	677,827	0.3%
Tata Motors, Ltd. (A)	170,575	887,477	0.4%
OTHER SECURITIES		15,639,448	7.2%
		29,946,032
Indonesia - 2.0%		4,154,868	2.0%
Malaysia - 1.7%		3,714,181	1.7%
Mexico - 2.3%
Grupo Mexico SAB de CV, Series B	182,153	759,156	0.4%
OTHER SECURITIES		4,124,737	1.9%
		4,883,893
Panama - 0.0%		5,034	0.0%
Philippines - 0.7%		1,565,911	0.7%
Poland - 0.7%		1,517,005	0.7%
Qatar - 0.9%		1,827,832	0.9%
Russia - 0.1%		154,098	0.1%
Saudi Arabia - 3.6%
Saudi Basic Industries Corp.	62,038	1,682,314	0.8%
The Saudi National Bank	72,308	1,272,797	0.6%
OTHER SECURITIES		4,767,454	2.2%
		7,722,565
Singapore - 0.1%		126,009	0.1%
South Africa - 3.3%
Sasol, Ltd. (A)	29,061	670,118	0.3%
Standard Bank Group, Ltd.	87,652	836,267	0.4%
OTHER SECURITIES		5,454,494	2.6%
		6,960,879
South Korea - 11.9%
Hana Financial Group, Inc.	22,866	694,983	0.3%
Hyundai Mobis Company, Ltd.	4,311	664,485	0.3%
Hyundai Motor Company	6,955	971,945	0.5%
KB Financial Group, Inc.	550	20,539	0.0%
KB Financial Group, Inc., ADR	27,405	1,019,466	0.5%
Kia Corp.	18,836	1,124,237	0.5%
LG Electronics, Inc.	10,548	719,334	0.4%
POSCO Holdings, Inc.	5,684	1,013,668	0.5%
Samsung Electronics Company, Ltd.	44,431	1,959,734	0.9%
Shinhan Financial Group Company, Ltd.	2,494	71,514	0.1%

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
South Korea (continued)
Shinhan Financial Group Company, Ltd., ADR (C)	33,328	$951,848	0.5%
SK Hynix, Inc.	29,105	2,055,224	1.0%
OTHER SECURITIES		14,277,426	6.4%
		25,544,403
Taiwan - 16.9%
Asustek Computer, Inc.	68,000	711,177	0.3%
Cathay Financial Holding Company, Ltd.	655,423	1,122,328	0.5%
China Steel Corp.	1,045,180	1,000,760	0.5%
CTBC Financial Holding Company, Ltd.	1,555,348	1,315,593	0.6%
Formosa Plastics Corp.	188,000	686,471	0.3%
Fubon Financial Holding Company, Ltd.	676,053	1,359,779	0.7%
Hon Hai Precision Industry Company, Ltd.	732,448	2,688,922	1.3%
Nan Ya Plastics Corp.	334,000	932,326	0.5%
United Microelectronics Corp.	790,794	1,057,042	0.5%
OTHER SECURITIES		25,412,390	11.7%
		36,286,788
Thailand - 2.3%
PTT PCL	938,700	903,768	0.4%
OTHER SECURITIES		4,008,298	1.9%
		4,912,066
Turkey - 0.5%		1,121,551	0.5%
Ukraine - 0.0%		25,100	0.0%
United Arab Emirates - 1.0%		2,134,307	1.0%
United States - 0.0%		68,635	0.0%
TOTAL COMMON STOCKS (Cost $226,684,619)		$206,531,236
PREFERRED SECURITIES - 1.7%
Brazil - 1.7%
Banco Bradesco SA	219,878	722,641	0.4%
Petroleo Brasileiro SA	440,844	2,352,707	1.1%
OTHER SECURITIES		520,109	0.2%
		3,595,457
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Colombia - 0.0%		$94,974	0.0%
Philippines - 0.0%		12,028	0.0%
Taiwan - 0.0%		11,887	0.0%
TOTAL PREFERRED SECURITIES (Cost $4,214,839)		$3,714,346
RIGHTS - 0.0%		1,874	0.0%
TOTAL RIGHTS (Cost $0)		$1,874
WARRANTS - 0.0%		1,088	0.0%
TOTAL WARRANTS (Cost $0)		$1,088
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 1.4215% (D)(E)	219,062	2,189,827	1.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,189,876)		$2,189,827
Total Investments (Emerging Markets Value Trust) (Cost $233,089,334) - 99.1%		$212,438,371	99.1%
Other assets and liabilities, net - 0.9%		1,908,276	0.9%
TOTAL NET ASSETS - 100.0%		$214,346,647	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-22.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	30	Long	Sep 2022	$1,582,637	$1,506,000	$(76,637)
						$(76,637)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.0%
Communication services - 5.1%
Comcast Corp., Class A	444,552	$17,444,220	1.3%
News Corp., Class A	1,099,037	17,122,996	1.2%
The Walt Disney Company (A)	162,396	15,330,182	1.1%
Equity Income Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communication services (continued)
OTHER SECURITIES	$19,601,091	1.5%
	69,498,489

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary - 3.6%
Volkswagen AG, ADR	852,679	$11,297,997	0.8%
OTHER SECURITIES		38,793,779	2.8%
		50,091,776
Consumer staples - 7.1%
Conagra Brands, Inc.	630,652	21,593,524	1.6%
Kimberly-Clark Corp.	170,952	23,104,163	1.7%
Philip Morris International, Inc.	201,554	19,901,442	1.5%
Tyson Foods, Inc., Class A	194,720	16,757,603	1.2%
OTHER SECURITIES		15,543,846	1.1%
		96,900,578
Energy - 7.6%
EOG Resources, Inc.	131,617	14,535,781	1.1%
Exxon Mobil Corp.	201,849	17,286,348	1.3%
TC Energy Corp.	305,459	15,825,831	1.1%
TotalEnergies SE	558,659	29,406,115	2.1%
TotalEnergies SE, ADR	167,719	8,828,728	0.6%
OTHER SECURITIES		18,127,260	1.4%
		104,010,063
Financials - 19.8%
American International Group, Inc.	583,809	29,850,154	2.2%
Chubb, Ltd.	132,861	26,117,815	1.9%
Equitable Holdings, Inc.	762,165	19,869,642	1.5%
Fifth Third Bancorp	392,195	13,177,752	1.0%
Huntington Bancshares, Inc.	1,299,600	15,634,188	1.1%
Loews Corp.	328,798	19,484,569	1.4%
MetLife, Inc.	304,221	19,102,037	1.4%
State Street Corp.	208,715	12,867,280	0.9%
The Goldman Sachs Group, Inc.	60,183	17,875,555	1.3%
Wells Fargo & Company	1,069,470	41,891,139	3.1%
OTHER SECURITIES		55,602,709	4.0%
		271,472,840
Health care - 17.7%
AbbVie, Inc.	197,228	30,207,440	2.2%
Becton, Dickinson and Company	96,636	23,823,673	1.7%
Cigna Corp.	52,741	13,898,308	1.0%
CVS Health Corp.	199,270	18,464,358	1.4%
Elevance Health, Inc.	64,441	31,097,938	2.3%
Johnson & Johnson	124,857	22,163,366	1.6%
Medtronic PLC	186,060	16,698,885	1.2%
Merck & Company, Inc.	143,190	13,054,632	1.0%
Pfizer, Inc.	343,451	18,007,136	1.3%
Sanofi	94,837	9,563,934	0.7%
Sanofi, ADR	109,112	5,458,873	0.4%
OTHER SECURITIES		40,831,108	2.9%
		243,269,651
Industrials - 9.9%
General Electric Company	479,960	30,559,053	2.2%
L3Harris Technologies, Inc.	104,288	25,206,410	1.8%
United Parcel Service, Inc., Class B	188,706	34,446,393	2.5%
OTHER SECURITIES		46,288,767	3.4%
		136,500,623
Information technology - 7.6%
Microsoft Corp.	73,417	18,855,688	1.4%
Qualcomm, Inc.	255,077	32,583,536	2.4%
Texas Instruments, Inc.	89,694	13,781,483	1.0%
OTHER SECURITIES		38,653,990	2.8%
		103,874,697
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials - 5.2%
CF Industries Holdings, Inc.	309,077	$26,497,171	1.9%
International Flavors & Fragrances, Inc.	120,584	14,363,966	1.1%
International Paper Company	567,625	23,743,754	1.7%
OTHER SECURITIES		7,033,382	0.5%
		71,638,273
Real estate - 4.4%
Equity Residential	296,032	21,379,431	1.6%
Rayonier, Inc.	308,402	11,528,067	0.8%
Weyerhaeuser Company	669,986	22,189,936	1.6%
OTHER SECURITIES		5,689,633	0.4%
		60,787,067
Utilities - 9.0%
Dominion Energy, Inc.	204,397	16,312,925	1.2%
NextEra Energy, Inc.	96,007	7,436,702	0.5%
NiSource, Inc.	491,530	14,495,220	1.1%
Sempra Energy	192,766	28,966,947	2.1%
The Southern Company	549,604	39,192,261	2.8%
OTHER SECURITIES		17,670,580	1.3%
		124,074,635
TOTAL COMMON STOCKS (Cost $1,101,091,734)		$1,332,118,692
PREFERRED SECURITIES - 1.6%
Health care - 0.4%
Becton, Dickinson and Company, 6.000%	109,565	5,419,085	0.4%
Utilities - 1.2%
NextEra Energy, Inc., 5.279%	88,679	4,402,912	0.3%
NiSource, Inc., 7.750%	43,267	4,920,323	0.4%
The Southern Company, 6.750%	126,472	6,700,487	0.5%
		16,023,722
TOTAL PREFERRED SECURITIES (Cost $20,516,511)		$21,442,807
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
T. Rowe Price Government Reserve Fund, 0.6654% (B)	12,540,103	12,540,103	0.9%
OTHER SECURITIES		3,002,864	0.2%
		15,542,967
TOTAL SHORT-TERM INVESTMENTS (Cost $15,542,967)		$15,542,967
Total Investments (Equity Income Trust) (Cost $1,137,151,212) - 99.7%		$1,369,104,466	99.7%
Other assets and liabilities, net - 0.3%		4,560,284	0.3%
TOTAL NET ASSETS - 100.0%		$1,373,664,750	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
Financial Industries Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.6%
Financials - 93.5%
AllianceBernstein Holding LP	93,920	$3,905,194	2.8%

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
American Business Bank (A)	27,647	$1,104,498	0.8%
American Express Company	25,120	3,482,134	2.5%
American International Group, Inc.	75,101	3,839,914	2.7%
Ameriprise Financial, Inc.	10,541	2,505,385	1.8%
Arthur J. Gallagher & Company	24,235	3,951,274	2.8%
Atlantic Union Bankshares Corp.	47,523	1,611,980	1.1%
Bank of America Corp.	116,986	3,641,774	2.6%
Bank of Marin Bancorp	38,020	1,208,276	0.9%
Berkshire Hathaway, Inc., Class B (A)	11,474	3,132,631	2.2%
Brookfield Asset Management, Inc., Class A	55,655	2,474,978	1.8%
Cambridge Bancorp	20,031	1,656,564	1.2%
Chubb, Ltd.	18,143	3,566,551	2.5%
Citizens Financial Group, Inc.	86,527	3,088,149	2.2%
CME Group, Inc.	19,441	3,979,573	2.8%
Coastal Financial Corp. (A)	30,743	1,171,923	0.8%
Comerica, Inc.	37,500	2,751,750	2.0%
East West Bancorp, Inc.	54,062	3,503,218	2.5%
Eurazeo SE	20,968	1,302,618	0.9%
Fifth Third Bancorp	118,239	3,972,830	2.8%
First Merchants Corp.	48,056	1,711,755	1.2%
Independent Bank Corp. (Massachusetts)	16,070	1,276,440	0.9%
JPMorgan Chase & Co.	24,739	2,785,859	2.0%
KeyCorp	159,210	2,743,188	1.9%
M&T Bank Corp.	30,580	4,874,142	3.5%
Markel Corp. (A)	3,080	3,983,210	2.8%
MetLife, Inc.	64,150	4,027,979	2.9%
Morgan Stanley	39,420	2,998,285	2.1%
Nicolet Bankshares, Inc. (A)	20,951	1,515,595	1.1%
Nordea Bank ABP (Nasdaq Stockholm Exchange)	154,402	1,363,913	1.0%
Onex Corp.	34,984	1,742,134	1.2%
Pinnacle Financial Partners, Inc.	36,018	2,604,462	1.9%
Popular, Inc.	31,043	2,388,138	1.7%
Premier Financial Corp.	42,996	1,089,949	0.8%
Raymond James Financial, Inc.	35,908	3,210,534	2.3%
Reinsurance Group of America, Inc.	18,392	2,157,198	1.5%
Stock Yards Bancorp, Inc.	34,539	2,066,123	1.5%
SVB Financial Group (A)	5,462	2,157,435	1.5%
Synovus Financial Corp.	91,311	3,291,762	2.3%
The Allstate Corp.	17,410	2,206,369	1.6%
The Hartford Financial Services Group, Inc.	37,983	2,485,228	1.8%
TriCo Bancshares	49,834	2,274,424	1.6%
U.S. Bancorp	32,894	1,513,782	1.1%
Unum Group	118,419	4,028,614	2.9%
Webster Financial Corp.	30,589	1,289,326	0.9%
Zions Bancorp NA	63,940	3,254,546	2.3%
OTHER SECURITIES		10,590,964	7.5%
		131,482,568
Information technology - 1.6%
Visa, Inc., Class A	11,528	2,269,748	1.6%
Real estate - 3.5%
Prologis, Inc.	21,106	2,483,121	1.8%
Rexford Industrial Realty, Inc.	28,572	1,645,461	1.2%
Financial Industries Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
OTHER SECURITIES		$768,094	0.5%
		4,896,676
TOTAL COMMON STOCKS (Cost $145,112,618)		$138,648,992
SHORT-TERM INVESTMENTS - 1.3%
Repurchase agreement - 1.3%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $1,858,012 on 7-1-22, collateralized by $1,897,300 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $1,895,224)	$1,858,000	1,858,000	1.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,858,000)		$1,858,000
Total Investments (Financial Industries Trust) (Cost $146,970,618) - 99.9%		$140,506,992	99.9%
Other assets and liabilities, net - 0.1%		136,313	0.1%
TOTAL NET ASSETS - 100.0%		$140,643,305	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.7%
Communication services - 14.3%
Alphabet, Inc., Class A (A)	54,687	$119,177,191	6.4%
CarGurus, Inc. (A)	1,317,744	28,318,319	1.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,073,829	68,155,927	3.6%
Meta Platforms, Inc., Class A (A)	327,334	52,782,608	2.8%
		268,434,045
Consumer discretionary - 22.8%
Amazon.com, Inc. (A)	1,435,560	152,470,828	8.1%
Canada Goose Holdings, Inc. (A)	1,345,826	24,238,326	1.3%
Dufry AG (A)	817,586	26,530,653	1.4%
Group 1 Automotive, Inc.	231,646	39,333,491	2.1%
Lennar Corp., A Shares	1,457,012	102,821,337	5.5%
NVR, Inc. (A)	4,693	18,791,429	1.0%
Polaris, Inc.	471,555	46,815,980	2.5%
Salvatore Ferragamo SpA	1,019,373	15,747,445	0.9%
		426,749,489
Consumer staples - 5.3%
Anheuser-Busch InBev SA/NV, ADR	243,394	13,131,106	0.7%
BellRing Brands, Inc. (A)	753,443	18,753,196	1.0%
Post Holdings, Inc. (A)	348,405	28,691,152	1.5%
The Boston Beer Company, Inc., Class A (A)	76,020	23,031,779	1.2%
The Hain Celestial Group, Inc. (A)	691,576	16,418,014	0.9%
		100,025,247
Energy - 5.5%
Cheniere Energy, Inc.	459,928	61,184,222	3.3%

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy (continued)
Suncor Energy, Inc.	1,188,776	$41,690,374	2.2%
		102,874,596
Financials - 18.5%
First Hawaiian, Inc.	2,882,009	65,450,424	3.5%
KKR & Company, Inc.	1,573,273	72,826,807	3.9%
Morgan Stanley	1,181,903	89,895,542	4.8%
S&P Global, Inc.	124,512	41,968,015	2.2%
Synchrony Financial	335,061	9,254,385	0.5%
The Goldman Sachs Group, Inc.	226,007	67,128,599	3.6%
		346,523,772
Health care - 4.6%
Alnylam Pharmaceuticals, Inc. (A)	179,855	26,231,852	1.4%
Hologic, Inc. (A)	213,187	14,773,859	0.8%
Masimo Corp. (A)	109,791	14,346,390	0.8%
Moderna, Inc. (A)	215,176	30,737,892	1.6%
		86,089,993
Industrials - 4.0%
Parker-Hannifin Corp.	94,151	23,165,854	1.2%
Regal Rexnord Corp.	134,449	15,262,650	0.8%
Sensata Technologies Holding PLC	261,173	10,789,057	0.6%
United Rentals, Inc. (A)	105,473	25,620,446	1.4%
		74,838,007
Information technology - 19.6%
Analog Devices, Inc.	257,336	37,594,216	2.0%
Apple, Inc.	568,999	77,793,543	4.2%
Autodesk, Inc. (A)	162,674	27,973,421	1.5%
DocuSign, Inc. (A)	263,255	15,105,572	0.8%
NVIDIA Corp.	300,701	45,583,265	2.4%
Roper Technologies, Inc.	81,060	31,990,329	1.7%
salesforce.com, Inc. (A)	399,710	65,968,138	3.5%
Workday, Inc., Class A (A)	464,255	64,800,713	3.5%
		366,809,197
Materials - 1.1%
Axalta Coating Systems, Ltd. (A)	950,781	21,021,768	1.1%
Real estate - 3.0%
American Tower Corp.	113,384	28,979,817	1.6%
Crown Castle International Corp.	102,374	17,237,734	0.9%
Five Point Holdings LLC, Class A (A)	2,500,189	9,775,739	0.5%
		55,993,290
TOTAL COMMON STOCKS (Cost $1,440,585,961)		$1,849,359,404
SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency - 0.5%
Federal Agricultural Mortgage Corp. Discount Note, 1.370%, 06/24/2022 *	$10,700,000	10,700,000	0.5%
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 0.7%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $12,971,086 on 7-1-22, collateralized by $13,245,000 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $13,230,510)	$12,971,000	$12,971,000	0.7%
	TOTAL SHORT-TERM INVESTMENTS (Cost $23,670,593)	$23,671,000
	Total Investments (Fundamental All Cap Core Trust) (Cost $1,464,256,554) - 99.9%	$1,873,030,404	99.9%
	Other assets and liabilities, net - 0.1%	1,369,015	0.1%
	TOTAL NET ASSETS - 100.0%	$1,874,399,419	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.1%
Communication services - 9.1%
Alphabet, Inc., Class A (A)	8,127	$17,710,846	2.6%
Comcast Corp., Class A	712,208	27,947,042	4.0%
Liberty Broadband Corp., Series A (A)	74,259	8,432,109	1.2%
Meta Platforms, Inc., Class A (A)	54,440	8,778,450	1.3%
		62,868,447
Consumer discretionary - 6.4%
CarMax, Inc. (A)	94,660	8,564,837	1.2%
eBay, Inc.	285,688	11,904,619	1.7%
Lennar Corp., A Shares	283,406	19,999,961	2.9%
OTHER SECURITIES		4,145,291	0.6%
		44,614,708
Consumer staples - 9.8%
Anheuser-Busch InBev SA/NV, ADR	215,540	11,628,383	1.7%
BellRing Brands, Inc. (A)	209,868	5,223,615	0.7%
Danone SA	184,413	10,327,532	1.5%
Heineken Holding NV	95,873	6,964,657	1.0%
Post Holdings, Inc. (A)	165,539	13,632,137	2.0%
Walmart, Inc.	164,542	20,005,016	2.9%
		67,781,340
Energy - 8.1%
Cheniere Energy, Inc.	166,429	22,140,050	3.2%
Chevron Corp.	66,988	9,698,523	1.4%
Suncor Energy, Inc.	555,354	19,476,265	2.8%
OTHER SECURITIES		4,776,332	0.7%
		56,091,170
Financials - 18.1%
Bank of America Corp.	276,857	8,618,558	1.2%
Citigroup, Inc.	289,849	13,330,156	1.9%
JPMorgan Chase & Co.	102,714	11,566,624	1.7%
KKR & Company, Inc.	435,090	20,140,316	2.9%

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Morgan Stanley	154,865	$11,779,032	1.7%
Nasdaq, Inc.	90,090	13,742,329	2.0%
State Street Corp.	295,028	18,188,476	2.6%
The Goldman Sachs Group, Inc.	36,461	10,829,646	1.6%
Wells Fargo & Company	380,646	14,909,904	2.1%
OTHER SECURITIES		2,895,772	0.4%
		126,000,813
Health care - 17.8%
Danaher Corp.	46,843	11,875,637	1.7%
Elanco Animal Health, Inc. (A)	538,662	10,573,935	1.5%
Elevance Health, Inc.	75,438	36,404,870	5.3%
Gilead Sciences, Inc.	89,153	5,510,547	0.8%
GSK PLC, ADR	306,794	13,354,743	1.9%
Hologic, Inc. (A)	81,458	5,645,039	0.8%
Merck & Company, Inc.	112,172	10,226,721	1.5%
Moderna, Inc. (A)	40,827	5,832,137	0.9%
Novartis AG, ADR	92,943	7,856,472	1.1%
UnitedHealth Group, Inc.	22,038	11,319,378	1.6%
OTHER SECURITIES		5,056,925	0.7%
		123,656,404
Industrials - 13.4%
Fortive Corp.	177,176	9,634,831	1.4%
L3Harris Technologies, Inc.	30,304	7,324,477	1.0%
Lockheed Martin Corp.	16,574	7,126,157	1.0%
Parker-Hannifin Corp.	94,834	23,333,906	3.4%
Raytheon Technologies Corp.	223,374	21,468,475	3.1%
Sensata Technologies Holding PLC	162,252	6,702,630	1.0%
United Rentals, Inc. (A)	70,564	17,140,701	2.5%
		92,731,177
Information technology - 10.5%
Analog Devices, Inc.	54,378	7,944,082	1.1%
Microsoft Corp.	74,639	19,169,534	2.8%
Oracle Corp.	413,360	28,881,463	4.1%
Samsung Electronics Company, Ltd.	157,290	6,937,645	1.0%
Vontier Corp.	442,154	10,165,120	1.5%
		73,097,844
Materials - 1.9%
Axalta Coating Systems, Ltd. (A)	290,592	6,424,989	1.0%
LyondellBasell Industries NV, Class A	73,401	6,419,651	0.9%
		12,844,640
Real estate - 3.0%
American Tower Corp.	82,082	20,979,338	3.0%
TOTAL COMMON STOCKS (Cost $591,571,759)		$680,665,881
ESCROW CERTIFICATES - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 1.8%
	Repurchase agreement - 1.8%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $12,665,084 on 7-1-22, collateralized by $12,932,500 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $12,918,352)	$12,665,000	$12,665,000	1.8%
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,665,000)	$12,665,000
	Total Investments (Fundamental Large Cap Value Trust) (Cost $604,236,759) - 99.9%	$693,330,881	99.9%
	Other assets and liabilities, net - 0.1%	901,847	0.1%
	TOTAL NET ASSETS - 100.0%	$694,232,728	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.9%
Australia - 1.0%
BHP Group, Ltd.	101,106	$2,895,031	1.0%
France - 12.8%
Air Liquide SA	50,651	6,817,797	2.4%
Capgemini SE	23,155	3,993,331	1.4%
Carrefour SA	225,064	3,995,198	1.4%
Cie Generale des Etablissements Michelin SCA	121,084	3,306,936	1.2%
Sanofi	81,701	8,239,259	3.0%
TotalEnergies SE	182,085	9,584,442	3.4%
		35,936,963
Germany - 1.0%
Deutsche Post AG	73,550	2,776,977	1.0%
Ireland - 1.2%
CRH PLC	95,098	3,277,125	1.2%
Japan - 7.2%
FANUC Corp.	29,971	4,697,634	1.7%
Mitsubishi Estate Company, Ltd.	306,869	4,447,559	1.6%
Sumitomo Mitsui Financial Group, Inc.	176,700	5,252,425	1.8%
Tokyo Electric Power Company Holdings, Inc. (A)	1,400,900	5,860,257	2.1%
		20,257,875
Netherlands - 4.5%
ING Groep NV	463,735	4,568,554	1.6%
Koninklijke Ahold Delhaize NV	168,144	4,376,642	1.6%
Stellantis NV	290,897	3,611,427	1.3%
		12,556,623
Spain - 1.5%
Amadeus IT Group SA (A)	74,744	4,185,245	1.5%
Switzerland - 4.8%
Chubb, Ltd.	25,544	5,021,440	1.8%
Roche Holding AG	25,724	8,599,529	3.0%
		13,620,969

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom - 8.5%
Amcor PLC, CHESS Depositary Interest	466,362	$5,830,920	2.1%
Associated British Foods PLC	223,843	4,319,181	1.5%
AstraZeneca PLC	40,224	5,306,424	1.9%
Ferguson PLC	21,514	2,410,053	0.9%
Reckitt Benckiser Group PLC	79,141	5,952,375	2.1%
		23,818,953
United States - 55.4%
Alphabet, Inc., Class A (A)	5,568	12,134,120	4.3%
Apple, Inc.	20,339	2,780,748	1.0%
Arthur J. Gallagher & Company	37,618	6,133,239	2.2%
AutoZone, Inc. (A)	2,700	5,802,624	2.1%
Bank of America Corp.	127,103	3,956,716	1.4%
Cisco Systems, Inc.	136,338	5,813,452	2.1%
Comcast Corp., Class A	131,480	5,159,275	1.8%
ConocoPhillips	79,698	7,157,677	2.5%
Corteva, Inc.	187,915	10,173,718	3.6%
Electronic Arts, Inc.	44,181	5,374,619	1.9%
Freeport-McMoRan, Inc.	77,954	2,280,934	0.8%
Huntington Bancshares, Inc.	271,664	3,268,118	1.2%
Intercontinental Exchange, Inc.	34,509	3,245,226	1.2%
Johnson & Johnson	65,184	11,570,812	4.1%
Meta Platforms, Inc., Class A (A)	22,763	3,670,534	1.3%
Microsoft Corp.	7,558,066	12,509,162	4.4%
Northrop Grumman Corp.	6,791	3,249,969	1.2%
Oracle Corp.	83,634	5,843,508	2.1%
Otis Worldwide Corp.	81,572	5,764,693	2.0%
Philip Morris International, Inc.	115,690	11,423,231	4.1%
T-Mobile US, Inc. (A)	47,254	6,357,553	2.3%
UnitedHealth Group, Inc.	18,848	9,680,898	3.4%
Waste Management, Inc.	43,481	6,651,723	2.4%
Wells Fargo & Company	104,660	4,099,532	1.5%
OTHER SECURITIES		1,410,323	0.5%
		155,512,404
TOTAL COMMON STOCKS (Cost $277,956,159)		$274,838,165
PREFERRED SECURITIES - 2.5%
South Korea - 2.5%
Samsung Electronics Company, Ltd.	173,570	6,976,716	2.5%
TOTAL PREFERRED SECURITIES (Cost $8,777,493)		$6,976,716
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
Federated Government Obligations Fund, Institutional Class, 1.3500% (B)	2,073,650	2,073,650	0.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,073,650)		$2,073,650
Total Investments (Global Equity Trust) (Cost $288,807,302) - 101.1%		$283,888,531	101.1%
Other assets and liabilities, net - (1.1)%		(3,047,472)	(1.1)%
TOTAL NET ASSETS - 100.0%		$280,841,059	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
Health Sciences Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.9%
Consumer discretionary - 0.2%		$455,636	0.2%
Financials - 0.1%		252,093	0.1%
Health care - 98.1%
AbbVie, Inc.	38,664	5,921,778	2.2%
Agilent Technologies, Inc.	38,213	4,538,558	1.7%
Alcon, Inc.	17,881	1,253,843	0.5%
Alnylam Pharmaceuticals, Inc. (A)	24,443	3,565,012	1.3%
Argenx SE, ADR (A)	15,599	5,910,149	2.2%
Ascendis Pharma A/S, ADR (A)	14,765	1,372,554	0.5%
AstraZeneca PLC, ADR	138,125	9,125,919	3.4%
Avantor, Inc. (A)	77,912	2,423,063	0.9%
Becton, Dickinson and Company	20,230	4,987,302	1.9%
BioNTech SE, ADR	17,286	2,577,343	1.0%
Bruker Corp.	34,100	2,140,116	0.8%
Catalent, Inc. (A)	17,541	1,881,974	0.7%
Centene Corp. (A)	75,832	6,416,146	2.4%
Cigna Corp.	13,381	3,526,161	1.3%
Daiichi Sankyo Company, Ltd.	82,600	2,100,723	0.8%
Danaher Corp.	41,336	10,479,503	4.0%
DexCom, Inc. (A)	19,304	1,438,727	0.5%
Elevance Health, Inc.	14,826	7,154,731	2.7%
Eli Lilly & Company	36,418	11,807,808	4.5%
Exelixis, Inc. (A)	53,854	1,121,240	0.4%
Genmab A/S (A)	5,419	1,758,166	0.7%
HCA Healthcare, Inc.	10,441	1,754,714	0.7%
Hologic, Inc. (A)	55,391	3,838,596	1.4%
Humana, Inc.	12,922	6,048,401	2.3%
Incyte Corp. (A)	26,873	2,041,542	0.8%
Insulet Corp. (A)	6,760	1,473,274	0.6%
Intuitive Surgical, Inc. (A)	38,515	7,730,346	2.9%
Merck & Company, Inc.	67,027	6,110,852	2.3%
Moderna, Inc. (A)	26,502	3,785,811	1.4%
Molina Healthcare, Inc. (A)	12,174	3,403,972	1.3%
Novocure, Ltd. (A)	22,727	1,579,527	0.6%
Penumbra, Inc. (A)	10,000	1,245,200	0.5%
Pfizer, Inc.	130,057	6,818,889	2.6%
QuidelOrtho Corp. (A)	11,827	1,149,348	0.4%
Regeneron Pharmaceuticals, Inc. (A)	9,173	5,422,435	2.0%
Roche Holding AG	5,461	1,825,611	0.7%
Royalty Pharma PLC, Class A	30,049	1,263,260	0.5%
Seagen, Inc. (A)	10,234	1,810,804	0.7%
Shockwave Medical, Inc. (A)	16,355	3,126,585	1.2%
Stryker Corp.	27,545	5,479,527	2.1%
Teleflex, Inc.	5,967	1,466,987	0.6%
The Cooper Companies, Inc.	3,939	1,233,380	0.5%
Thermo Fisher Scientific, Inc.	26,586	14,443,642	5.4%
Ultragenyx Pharmaceutical, Inc. (A)	29,622	1,767,249	0.7%
UnitedHealth Group, Inc.	45,526	23,383,516	8.8%
Veeva Systems, Inc., Class A (A)	14,531	2,877,719	1.1%
Vertex Pharmaceuticals, Inc. (A)	24,484	6,899,346	2.6%
West Pharmaceutical Services, Inc.	9,715	2,937,525	1.1%
Zoetis, Inc.	6,780	1,165,414	0.4%
OTHER SECURITIES		46,937,903	17.5%
		260,522,191
Industrials - 0.3%		779,448	0.3%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	COMMON STOCKS (continued)
	Information technology - 0.1%	$212,360	0.1%
	Materials - 0.1%	187,682	0.1%
	TOTAL COMMON STOCKS (Cost $215,402,508)	$262,409,410
	PREFERRED SECURITIES - 0.5%
	Health care - 0.5%
Sartorius AG	3,895	1,367,023	0.5%
	TOTAL PREFERRED SECURITIES (Cost $668,525)	$1,367,023
	WARRANTS - 0.0%	6,989	0.0%
TOTAL WARRANTS (Cost $29,139)		$6,989
	SHORT-TERM INVESTMENTS - 0.2%
	Short-term funds - 0.2%	616,778	0.2%
	TOTAL SHORT-TERM INVESTMENTS (Cost $616,778)	$616,778
	Total Investments (Health Sciences Trust) (Cost $216,716,950) - 99.6%	$264,400,200	99.6%
	Other assets and liabilities, net - 0.4%	993,860	0.4%
	TOTAL NET ASSETS - 100.0%	$265,394,060	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
International Equity Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.2%
Australia - 4.8%
BHP Group, Ltd.	174,488	$4,996,224	0.7%
Commonwealth Bank of Australia	58,842	3,676,246	0.5%
CSL, Ltd.	16,501	3,063,821	0.4%
OTHER SECURITIES		24,928,628	3.2%
		36,664,919
Austria - 0.1%		892,366	0.1%
Belgium - 0.5%		4,181,593	0.5%
Brazil - 1.0%		7,938,936	1.0%
Canada - 8.0%
Bank of Montreal	22,730	2,185,767	0.3%
Brookfield Asset Management, Inc., Class A	49,072	2,182,926	0.3%
Canadian National Railway Company	20,300	2,283,435	0.3%
Canadian Pacific Railway, Ltd.	32,300	2,256,132	0.3%
Enbridge, Inc.	69,000	2,913,953	0.4%
Manulife Financial Corp. (A)	68,000	1,179,117	0.2%
Royal Bank of Canada	48,600	4,705,954	0.6%
The Bank of Nova Scotia (B)	41,400	2,450,165	0.3%
The Toronto-Dominion Bank	62,072	4,070,461	0.5%
OTHER SECURITIES		37,576,442	4.8%
		61,804,352
Chile - 0.1%		839,830	0.1%
China - 9.1%
Alibaba Group Holding, Ltd. (C)	489,200	6,978,629	0.9%
Alibaba Group Holding, Ltd., ADR (C)	3,828	435,167	0.1%
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
China (continued)
China Construction Bank Corp., Class A	15,400	$13,954	0.0%
China Construction Bank Corp., H Shares	3,285,914	2,215,532	0.3%
JD.com, Inc., Class A	68,673	2,212,853	0.3%
Meituan, Class B (C)(D)	139,900	3,491,105	0.5%
Tencent Holdings, Ltd.	213,800	9,677,688	1.3%
OTHER SECURITIES		45,248,232	5.7%
		70,273,160
Colombia - 0.0%		221,773	0.0%
Czech Republic - 0.1%		469,470	0.1%
Denmark - 1.8%
Novo Nordisk A/S, B Shares	58,067	6,439,769	0.8%
OTHER SECURITIES		7,028,498	1.0%
		13,468,267
Egypt - 0.0%		136,213	0.0%
Finland - 0.8%		5,808,153	0.8%
France - 6.8%
Air Liquide SA	17,904	2,409,939	0.3%
L'Oreal SA	8,231	2,857,861	0.4%
LVMH Moet Hennessy Louis Vuitton SE	9,580	5,871,396	0.8%
Sanofi	39,156	3,948,745	0.5%
Schneider Electric SE	17,968	2,140,996	0.3%
Schneider Electric SE (Euronext London Exchange)	623	74,190	0.0%
TotalEnergies SE	84,703	4,458,528	0.6%
OTHER SECURITIES		30,250,705	3.9%
		52,012,360
Germany - 4.5%
Allianz SE	14,190	2,720,381	0.4%
Deutsche Telekom AG	110,734	2,202,427	0.3%
SAP SE	35,971	3,278,787	0.4%
Siemens AG	26,349	2,708,596	0.4%
OTHER SECURITIES		23,823,967	3.0%
		34,734,158
Greece - 0.1%		656,048	0.1%
Hong Kong - 2.8%
AIA Group, Ltd.	413,200	4,514,859	0.6%
OTHER SECURITIES		16,737,714	2.2%
		21,252,573
Hungary - 0.0%		344,718	0.0%
India - 3.7%
Reliance Industries, Ltd. (C)	19,318	636,234	0.1%
Reliance Industries, Ltd., GDR (C)(D)	42,342	2,768,187	0.4%
OTHER SECURITIES		25,104,233	3.2%
		28,508,654
Indonesia - 0.5%		4,207,101	0.5%
Ireland - 0.6%		4,370,634	0.6%
Israel - 0.5%		3,646,668	0.5%
Italy - 1.2%		9,569,703	1.2%
Japan - 13.9%
Keyence Corp.	6,696	2,296,314	0.3%
Mitsubishi UFJ Financial Group, Inc.	419,900	2,246,487	0.3%
Sony Group Corp.	43,500	3,547,720	0.5%
Toyota Motor Corp.	365,900	5,645,583	0.7%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Japan (continued)
OTHER SECURITIES		$93,270,234	12.1%
		107,006,338
Jordan - 0.0%		136,279	0.0%
Luxembourg - 0.2%		1,311,287	0.2%
Macau - 0.0%		221,325	0.0%
Malaysia - 0.4%		3,463,545	0.4%
Malta - 0.0%		0	0.0%
Mexico - 0.6%		4,863,608	0.6%
Netherlands - 2.8%
ASML Holding NV	13,887	6,560,773	0.9%
OTHER SECURITIES		15,057,892	1.9%
		21,618,665
New Zealand - 0.1%		1,072,389	0.1%
Norway - 0.5%		4,050,468	0.5%
Peru - 0.1%		488,237	0.1%
Philippines - 0.2%		1,527,582	0.2%
Poland - 0.2%		1,393,399	0.2%
Portugal - 0.1%		856,147	0.1%
Romania - 0.0%		80,091	0.0%
Russia - 0.0%		377,370	0.0%
Saudi Arabia - 1.2%		8,992,155	1.2%
Singapore - 1.0%		7,313,068	1.0%
South Africa - 1.0%		7,699,461	1.0%
South Korea - 3.0%
Samsung Electronics Company, Ltd.	163,163	7,196,689	1.0%
OTHER SECURITIES		15,676,598	2.0%
		22,873,287
Spain - 1.6%		12,363,194	1.6%
Sweden - 2.0%		15,237,924	2.0%
Switzerland - 6.9%
Nestle SA	96,173	11,240,004	1.5%
Novartis AG	75,570	6,406,872	0.8%
Roche Holding AG	24,003	8,024,199	1.0%
Roche Holding AG, Bearer Shares	911	352,555	0.0%
Zurich Insurance Group AG	5,140	2,241,417	0.3%
OTHER SECURITIES		24,685,034	3.3%
		52,950,081
Taiwan - 4.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	841,227	13,481,801	1.8%
OTHER SECURITIES		17,812,092	2.3%
		31,293,893
Thailand - 0.5%		3,814,493	0.5%
Turkey - 0.1%		662,644	0.1%
United Arab Emirates - 0.0%		2	0.0%
United Kingdom - 9.6%
AstraZeneca PLC	53,425	7,047,924	0.9%
BP PLC	665,275	3,123,796	0.4%
British American Tobacco PLC	74,982	3,214,050	0.4%
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom (continued)
Diageo PLC	80,364	$3,471,140	0.5%
GSK PLC	173,209	3,732,932	0.5%
HSBC Holdings PLC	691,905	4,519,886	0.6%
Rio Tinto PLC	38,611	2,308,423	0.3%
Shell PLC	259,939	6,769,536	0.9%
Unilever PLC	87,494	3,987,960	0.5%
OTHER SECURITIES		35,469,115	4.6%
		73,644,762
United States - 0.1%		788,683	0.1%
TOTAL COMMON STOCKS (Cost $650,635,457)		$748,102,026
PREFERRED SECURITIES - 0.8%
Brazil - 0.4%		2,905,746	0.4%
Germany - 0.3%		2,127,847	0.3%
South Korea - 0.1%
Samsung Electronics Company, Ltd.	28,139	1,131,058	0.1%
OTHER SECURITIES		170,300	0.0%
		1,301,358
TOTAL PREFERRED SECURITIES (Cost $7,156,291)		$6,334,951
WARRANTS - 0.0%		932	0.0%
TOTAL WARRANTS (Cost $0)		$932
RIGHTS - 0.0%		588	0.0%
TOTAL RIGHTS (Cost $0)		$588
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
Fidelity Government Portfolio, Institutional Class, 1.2500% (E)	3,748,139	3,748,139	0.5%
John Hancock Collateral Trust, 1.4215% (E)(F)	1,053,739	10,533,599	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $14,282,819)		$14,281,738
Total Investments (International Equity Index Trust) (Cost $672,074,567) - 99.9%		$768,720,235	99.9%
Other assets and liabilities, net - 0.1%		787,984	0.1%
TOTAL NET ASSETS - 100.0%		$769,508,219	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 6-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	23	Long	Sep 2022	$2,172,636	$2,137,850	$(34,786)
Mini MSCI Emerging Markets Index Futures	231	Long	Sep 2022	11,670,559	11,596,200	(74,359)
						$(109,145)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.2%
Australia - 6.2%		$6,398,401	6.2%
Austria - 1.5%		1,511,095	1.5%
Belgium - 1.6%
Ackermans & van Haaren NV	1,132	169,356	0.2%
Elia Group SA/NV	1,367	194,143	0.2%
OTHER SECURITIES		1,325,795	1.2%
		1,689,294
Bermuda - 0.2%		187,204	0.2%
Cambodia - 0.0%		42,606	0.0%
Canada - 11.7%
Capital Power Corp.	6,727	235,226	0.2%
Crescent Point Energy Corp. (A)	12,719	90,412	0.1%
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	119,616	0.1%
Element Fleet Management Corp.	20,269	211,319	0.2%
Enerplus Corp.	14,413	190,464	0.2%
MEG Energy Corp. (B)	15,388	213,032	0.2%
Parkland Corp. (A)	7,819	212,362	0.2%
Premium Brands Holdings Corp.	2,400	173,940	0.2%
Vermilion Energy, Inc.	9,000	171,302	0.2%
Whitecap Resources, Inc. (A)	31,480	218,638	0.2%
Yamana Gold, Inc.	45,750	212,898	0.2%
OTHER SECURITIES		9,926,785	9.7%
		11,975,994
Chile - 0.0%		706	0.0%
China - 0.1%		55,931	0.1%
Denmark - 2.3%
Royal Unibrew A/S	2,434	216,621	0.2%
OTHER SECURITIES		2,165,852	2.1%
		2,382,473
Finland - 2.1%
Huhtamaki OYJ	4,496	178,858	0.2%
Orion OYJ, Class A	982	43,693	0.1%
Orion OYJ, Class B	4,918	220,104	0.2%
Valmet OYJ	8,819	217,330	0.2%
OTHER SECURITIES		1,542,500	1.4%
		2,202,485
France - 4.5%
Rexel SA (B)	14,693	227,037	0.2%
Ubisoft Entertainment SA (B)	4,441	195,864	0.2%
Valeo (A)	9,376	182,701	0.2%
OTHER SECURITIES		4,041,060	3.9%
		4,646,662
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Gabon - 0.0%		$3,127	0.0%
Georgia - 0.1%		51,770	0.1%
Germany - 5.7%
Freenet AG	7,380	184,045	0.2%
HUGO BOSS AG	3,165	167,599	0.2%
K+S AG	10,593	257,812	0.3%
Rheinmetall AG	2,219	512,037	0.5%
OTHER SECURITIES		4,721,696	4.5%
		5,843,189
Gibraltar - 0.0%		32,377	0.0%
Greece - 0.0%		64	0.0%
Guernsey, Channel Islands - 0.0%		139	0.0%
Hong Kong - 2.6%		2,624,667	2.6%
Ireland - 0.8%
Bank of Ireland Group PLC	13,093	82,756	0.1%
Bank of Ireland Group PLC (London Stock Exchange)	33,477	211,151	0.2%
OTHER SECURITIES		507,144	0.5%
		801,051
Isle of Man - 0.1%		118,719	0.1%
Israel - 1.9%		1,906,899	1.9%
Italy - 3.4%
Banco BPM SpA	92,714	264,670	0.3%
Leonardo SpA	22,812	231,447	0.2%
OTHER SECURITIES		2,971,146	2.9%
		3,467,263
Japan - 22.9%		23,529,840	22.9%
Jersey, Channel Islands - 0.1%		96,283	0.1%
Liechtenstein - 0.1%		57,672	0.1%
Luxembourg - 0.6%		639,115	0.6%
Macau - 0.0%		17,660	0.0%
Malaysia - 0.0%		12,326	0.0%
Malta - 0.0%		10,738	0.0%
Mauritius - 0.0%		9,272	0.0%
Netherlands - 2.1%
Aalberts NV	5,098	197,971	0.2%
ASR Nederland NV	6,907	278,478	0.3%
Signify NV (C)	5,815	191,839	0.2%
OTHER SECURITIES		1,497,688	1.4%
		2,165,976
New Zealand - 0.5%		486,267	0.5%
Norway - 1.0%		987,831	1.0%

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Peru - 0.0%		$19,449	0.0%
Portugal - 0.4%		422,350	0.4%
Singapore - 1.2%		1,252,593	1.2%
South Africa - 0.2%		234,532	0.2%
Spain - 2.4%
Banco de Sabadell SA	287,776	230,745	0.2%
Bankinter SA	30,509	190,830	0.2%
Enagas SA	11,699	258,743	0.3%
OTHER SECURITIES		1,788,602	1.7%
		2,468,920
Sweden - 2.7%		2,724,589	2.7%
Switzerland - 6.9%
Baloise Holding AG	1,234	201,998	0.2%
Belimo Holding AG	544	191,531	0.2%
Clariant AG (B)	11,376	216,921	0.2%
Flughafen Zurich AG (B)	1,215	184,103	0.2%
Galenica AG (C)	2,482	190,932	0.2%
Georg Fischer AG	4,400	217,310	0.2%
Helvetia Holding AG	2,037	239,232	0.2%
PSP Swiss Property AG	2,466	274,550	0.3%
Swiss Prime Site AG	2,193	192,686	0.2%
VAT Group AG (C)	705	168,605	0.2%
Vifor Pharma AG	1,287	223,012	0.2%
OTHER SECURITIES		4,818,056	4.6%
		7,118,936
Taiwan - 0.0%		6,689	0.0%
United Arab Emirates - 0.0%		22,042	0.0%
United Kingdom - 11.5%
Beazley PLC	32,052	195,435	0.2%
Centrica PLC (B)	208,824	203,925	0.2%
Drax Group PLC	21,413	168,082	0.2%
Man Group PLC	73,477	224,306	0.2%
Meggitt PLC (B)	21,288	204,621	0.2%
Tate & Lyle PLC	19,841	181,826	0.2%
OTHER SECURITIES		10,650,881	10.3%
		11,829,076
United States - 0.8%
SSR Mining, Inc. (A)	10,507	175,498	0.2%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
OTHER SECURITIES		$644,617	0.6%
		820,115
TOTAL COMMON STOCKS (Cost $122,407,101)		$100,874,387
PREFERRED SECURITIES - 0.2%
Germany - 0.2%		252,953	0.2%
TOTAL PREFERRED SECURITIES (Cost $310,131)		$252,953
RIGHTS - 0.0%		2,105	0.0%
TOTAL RIGHTS (Cost $134,917)		$2,105
WARRANTS - 0.0%		748	0.0%
TOTAL WARRANTS (Cost $0)		$748
SHORT-TERM INVESTMENTS - 6.2%
Short-term funds - 6.2%
John Hancock Collateral Trust, 1.4215% (D)(E)	633,805	6,335,767	6.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,336,653)		$6,335,767
Total Investments (International Small Company Trust) (Cost $129,188,802) - 104.6%		$107,465,960	104.6%
Other assets and liabilities, net - (4.6)%		(4,731,371)	(4.6)%
TOTAL NET ASSETS - 100.0%		$102,734,589	100.0%
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-22.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Sep 2022	$700,224	$650,650	$(49,574)
						$(49,574)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 49.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,181,937	$455,793,067	49.0%
Fixed income - 51.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	38,419,607	474,482,150	51.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $987,604,632)		$930,275,217
Total Investments (Lifestyle Balanced Portfolio) (Cost $987,604,632) - 100.0%		$930,275,217	100.0%
Other assets and liabilities, net - (0.0)%		(74,888)	(0.0)%
TOTAL NET ASSETS - 100.0%		$930,200,329	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 19.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,857,395	$33,618,855	19.1%
Fixed income - 80.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,509,799	142,146,022	80.9%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $197,687,176)		$175,764,877
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	3,990	3,990	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,990)		$3,990
Total Investments (Lifestyle Conservative Portfolio) (Cost $197,691,166) - 100.0%		$175,768,867	100.0%
Other assets and liabilities, net - (0.0)%		(39,813)	(0.0)%
TOTAL NET ASSETS - 100.0%		$175,729,054	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 69.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	191,280,859	$3,462,183,548	69.1%
Fixed income - 30.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	125,127,030	1,545,318,824	30.9%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,160,443,909)		$5,007,502,372
Total Investments (Lifestyle Growth Portfolio) (Cost $5,160,443,909) - 100.0%		$5,007,502,372	100.0%
Other assets and liabilities, net - (0.0)%		(251,940)	(0.0)%
TOTAL NET ASSETS - 100.0%		$5,007,250,432	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 38.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,203,313	$112,279,966	38.9%
Fixed income - 61.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,280,074	176,358,913	61.1%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $313,215,192)		$288,638,879
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	1,444	1,444	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,444)		$1,444
Total Investments (Lifestyle Moderate Portfolio) (Cost $313,216,636) - 100.0%		$288,640,323	100.0%
Other assets and liabilities, net - (0.0)%		(44,566)	(0.0)%
TOTAL NET ASSETS - 100.0%		$288,595,757	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 92.1%
Communication services - 11.4%
Live Nation Entertainment, Inc. (A)	99,716	$8,234,547	1.5%
Match Group, Inc. (A)	123,228	8,587,759	1.5%
Roku, Inc. (A)	163,231	13,407,794	2.4%
Snap, Inc., Class A (A)	542,911	7,128,421	1.3%
Spotify Technology SA (A)	135,389	12,703,550	2.3%
Take-Two Interactive Software, Inc. (A)	42,533	5,211,568	0.9%
ZoomInfo Technologies, Inc. (A)	242,846	8,072,201	1.5%
		63,345,840
Consumer discretionary - 17.6%
DraftKings, Inc., Class A (A)(B)	578,249	6,748,166	1.2%
Etsy, Inc. (A)	173,551	12,705,669	2.3%
Floor & Decor Holdings, Inc., Class A (A)	100,089	6,301,603	1.1%
Lennar Corp., A Shares	190,612	13,451,489	2.4%
Lululemon Athletica, Inc. (A)	79,107	21,565,361	3.9%
Texas Roadhouse, Inc.	78,551	5,749,933	1.0%
Thor Industries, Inc.	147,731	11,039,938	2.0%
Ulta Beauty, Inc. (A)	37,957	14,631,664	2.6%
OTHER SECURITIES		5,604,999	1.1%
		97,798,822
Energy - 3.2%
Diamondback Energy, Inc.	47,916	5,805,023	1.0%
Pioneer Natural Resources Company	28,397	6,334,803	1.1%
Targa Resources Corp.	98,119	5,854,761	1.1%
		17,994,587
Financials - 3.3%
Ares Management Corp., Class A	117,814	6,698,904	1.2%
Tradeweb Markets, Inc., Class A	169,446	11,564,690	2.1%
		18,263,594
Health care - 18.3%
Agilent Technologies, Inc.	132,998	15,796,172	2.8%
Apellis Pharmaceuticals, Inc. (A)	92,767	4,194,924	0.8%
DexCom, Inc. (A)	207,311	15,450,889	2.8%
Exact Sciences Corp. (A)	317,386	12,501,835	2.2%
Inspire Medical Systems, Inc. (A)	44,834	8,189,827	1.5%
Insulet Corp. (A)	87,585	19,088,275	3.4%
Veeva Systems, Inc., Class A (A)	110,887	21,960,061	4.0%
OTHER SECURITIES		4,269,849	0.8%
		101,451,832
Industrials - 7.9%
Copart, Inc. (A)	50,478	5,484,939	1.0%
CoStar Group, Inc. (A)	245,160	14,810,116	2.7%
Johnson Controls International PLC	212,513	10,175,122	1.8%
The Middleby Corp. (A)	57,359	7,190,524	1.3%
WESCO International, Inc. (A)	57,965	6,208,052	1.1%
		43,868,753
Information technology - 26.3%
Arista Networks, Inc. (A)	226,708	21,251,608	3.8%
Block, Inc. (A)	76,927	4,727,933	0.9%
DocuSign, Inc. (A)	123,929	7,111,046	1.3%
Five9, Inc. (A)	136,361	12,427,942	2.2%
MKS Instruments, Inc.	69,007	7,082,188	1.3%
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
MongoDB, Inc. (A)	46,545	$12,078,428	2.2%
Okta, Inc. (A)	132,837	12,008,465	2.2%
Palo Alto Networks, Inc. (A)	29,490	14,566,291	2.6%
Paycom Software, Inc. (A)	61,041	17,098,805	3.1%
RingCentral, Inc., Class A (A)	111,897	5,847,737	1.1%
SolarEdge Technologies, Inc. (A)	31,813	8,706,582	1.6%
Universal Display Corp.	59,446	6,012,368	1.1%
Workday, Inc., Class A (A)	97,126	13,556,847	2.4%
OTHER SECURITIES		3,295,617	0.5%
		145,771,857
Materials - 3.0%
Albemarle Corp.	55,345	11,565,998	2.1%
CF Industries Holdings, Inc.	58,590	5,022,921	0.9%
		16,588,919
Real estate - 1.1%
AvalonBay Communities, Inc.	30,560	5,936,280	1.1%
TOTAL COMMON STOCKS (Cost $708,333,042)		$511,020,484
PREFERRED SECURITIES - 0.9%
Information technology - 0.9%		5,200,704	0.9%
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$5,200,704
EXCHANGE-TRADED FUNDS - 4.4%
iShares Russell Mid-Cap Growth ETF (B)	308,289	24,422,655	4.4%
TOTAL EXCHANGE-TRADED FUNDS (Cost $24,298,014)		$24,422,655
SHORT-TERM INVESTMENTS - 4.1%
Short-term funds - 1.6%
John Hancock Collateral Trust, 1.4215% (C)(D)	880,981	8,806,643	1.6%
Repurchase agreement - 2.5%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-22 at 1.500% to be repurchased at $13,900,579 on 7-1-22, collateralized by $15,677,800 Federal National Mortgage Association, 2.000% - 3.000% due 11-1-46 to 1-1-52 (valued at $14,178,000)	$13,900,000	13,900,000	2.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $22,707,182)		$22,706,643
Total Investments (Mid Cap Growth Trust) (Cost $760,408,523) - 101.5%		$563,350,486	101.5%
Other assets and liabilities, net - (1.5)%		(8,421,049)	(1.5)%
TOTAL NET ASSETS - 100.0%		$554,929,437	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.1%
Communication services - 1.5%		$16,989,702	1.5%
Consumer discretionary - 13.3%
GameStop Corp., Class A (A)(B)	34,423	4,209,933	0.4%
Lear Corp.	33,278	4,189,367	0.4%
Lithia Motors, Inc.	16,107	4,426,365	0.4%
Mattel, Inc. (A)	196,232	4,381,861	0.4%
Service Corp. International	88,368	6,107,996	0.6%
Williams-Sonoma, Inc.	38,986	4,325,497	0.4%
OTHER SECURITIES		119,073,306	10.7%
		146,714,325
Consumer staples - 3.9%
BJ's Wholesale Club Holdings, Inc. (A)	75,102	4,680,357	0.4%
Darling Ingredients, Inc. (A)	89,914	5,376,857	0.5%
OTHER SECURITIES		33,011,805	3.0%
		43,069,019
Energy - 3.9%
EQT Corp.	164,575	5,661,380	0.5%
Targa Resources Corp.	126,920	7,573,307	0.7%
OTHER SECURITIES		29,390,711	2.7%
		42,625,398
Financials - 14.6%
Alleghany Corp. (A)	7,490	6,239,919	0.6%
American Financial Group, Inc.	36,953	5,129,446	0.5%
East West Bancorp, Inc.	78,999	5,119,135	0.5%
First Horizon Corp.	297,763	6,509,099	0.6%
Reinsurance Group of America, Inc.	37,293	4,374,096	0.4%
Webster Financial Corp.	99,147	4,179,046	0.4%
OTHER SECURITIES		128,922,453	11.6%
		160,473,194
Health care - 10.1%
Jazz Pharmaceuticals PLC (A)	34,693	5,412,455	0.5%
Neurocrine Biosciences, Inc. (A)	53,207	5,186,618	0.5%
Repligen Corp. (A)	28,699	4,660,718	0.4%
Syneos Health, Inc. (A)	57,103	4,093,143	0.4%
United Therapeutics Corp. (A)	25,218	5,942,370	0.5%
OTHER SECURITIES		85,365,731	7.8%
		110,661,035
Industrials - 18.0%
AECOM	78,685	5,131,836	0.5%
Builders FirstSource, Inc. (A)	96,177	5,164,705	0.5%
Carlisle Companies, Inc.	28,780	6,867,196	0.6%
Graco, Inc.	94,208	5,596,897	0.5%
Hubbell, Inc.	29,873	5,334,720	0.5%
Knight-Swift Transportation Holdings, Inc.	91,058	4,215,075	0.4%
Regal Rexnord Corp.	37,301	4,234,410	0.4%
The Toro Company	58,196	4,410,675	0.4%
Watsco, Inc.	18,463	4,409,334	0.4%
OTHER SECURITIES		151,976,389	13.8%
		197,341,237
Information technology - 12.8%
Arrow Electronics, Inc. (A)	36,762	4,120,653	0.4%
Cognex Corp.	96,719	4,112,492	0.4%
Fair Isaac Corp. (A)	14,436	5,787,392	0.5%
Wolfspeed, Inc. (A)	68,827	4,367,073	0.4%
OTHER SECURITIES		122,291,853	11.1%
		140,679,463
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials - 6.8%
Alcoa Corp.	102,682	$4,680,246	0.4%
Reliance Steel & Aluminum Company	34,486	5,857,792	0.5%
RPM International, Inc.	72,090	5,674,925	0.5%
Steel Dynamics, Inc.	99,791	6,601,175	0.6%
OTHER SECURITIES		51,597,660	4.8%
		74,411,798
Real estate - 9.1%
American Campus Communities, Inc.	77,650	5,006,096	0.5%
Jones Lang LaSalle, Inc. (A)	27,202	4,756,542	0.4%
Lamar Advertising Company, Class A	48,467	4,263,642	0.4%
Life Storage, Inc.	46,966	5,244,224	0.5%
Medical Properties Trust, Inc.	334,073	5,101,295	0.5%
National Retail Properties, Inc.	97,929	4,210,947	0.4%
Rexford Industrial Realty, Inc.	91,866	5,290,563	0.5%
OTHER SECURITIES		65,954,053	5.9%
		99,827,362
Utilities - 4.1%
Essential Utilities, Inc.	128,175	5,876,824	0.5%
OGE Energy Corp.	111,452	4,297,589	0.4%
UGI Corp.	116,902	4,513,586	0.4%
OTHER SECURITIES		30,110,156	2.8%
		44,798,155
TOTAL COMMON STOCKS (Cost $987,381,436)		$1,077,590,688
SHORT-TERM INVESTMENTS - 2.2%
U.S. Government Agency - 0.8%
Federal Home Loan Bank Discount Note, 1.000%, 07/22/2022 *	$9,200,000	9,192,493	0.8%
Short-term funds - 0.5%
John Hancock Collateral Trust, 1.4215% (C)(D)	553,954	5,537,550	0.5%
Repurchase agreement - 0.9%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $9,992,067 on 7-1-22, collateralized by $10,203,100 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $10,191,938)	$9,992,000	9,992,000	0.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $24,724,874)		$24,722,043
Total Investments (Mid Cap Index Trust) (Cost $1,012,106,310) - 100.3%		$1,102,312,731	100.3%
Other assets and liabilities, net - (0.3)%		(3,482,420)	(0.3)%
TOTAL NET ASSETS - 100.0%		$1,098,830,311	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	96	Long	Sep 2022	$22,849,159	$21,772,800	$(1,076,359)
						$(1,076,359)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 93.3%
Communication services - 5.3%
News Corp., Class A	705,493	$10,991,581	2.0%
Paramount Global, Class B	235,944	5,823,098	1.1%
OTHER SECURITIES		12,937,527	2.2%
		29,752,206
Consumer discretionary - 4.3%
Mohawk Industries, Inc. (A)	45,020	5,586,532	1.0%
Ralph Lauren Corp.	75,825	6,797,711	1.2%
OTHER SECURITIES		11,715,728	2.1%
		24,099,971
Consumer staples - 8.6%
Bunge, Ltd.	94,594	8,578,730	1.5%
Campbell Soup Company	131,336	6,310,695	1.1%
Carlsberg A/S, Class B	41,207	5,266,367	0.9%
Flowers Foods, Inc.	457,360	12,037,715	2.2%
Sysco Corp.	112,375	9,519,286	1.7%
OTHER SECURITIES		6,658,756	1.2%
		48,371,549
Energy - 8.3%
Cameco Corp.	398,370	8,373,737	1.5%
Equitrans Midstream Corp.	732,234	4,657,008	0.8%
Imperial Oil, Ltd.	120,710	5,686,649	1.0%
TechnipFMC PLC (A)	1,318,885	8,876,096	1.6%
OTHER SECURITIES		18,842,580	3.4%
		46,436,070
Financials - 19.5%
Brown & Brown, Inc.	133,902	7,811,843	1.4%
CNA Financial Corp.	160,722	7,216,418	1.3%
Fifth Third Bancorp	298,209	10,019,822	1.8%
Groupe Bruxelles Lambert SA	61,966	5,194,572	0.9%
Kemper Corp.	120,862	5,789,290	1.0%
Loews Corp.	232,093	13,753,831	2.5%
Northern Trust Corp.	79,203	7,641,505	1.4%
RenaissanceRe Holdings, Ltd.	53,094	8,302,309	1.5%
Signature Bank	28,034	5,023,973	0.9%
State Street Corp.	183,570	11,317,091	2.0%
Westamerica BanCorp	89,311	4,971,050	0.9%
OTHER SECURITIES		22,435,050	3.9%
		109,476,754
Health care - 14.0%
Baxter International, Inc.	71,548	4,595,528	0.8%
Cardinal Health, Inc.	227,624	11,897,906	2.1%
Centene Corp. (A)	72,052	6,096,320	1.1%
Dentsply Sirona, Inc.	168,762	6,029,866	1.1%
Koninklijke Philips NV, NYRS	326,017	7,019,146	1.2%
Patterson Companies, Inc.	283,799	8,599,110	1.5%
Select Medical Holdings Corp.	429,767	10,151,097	1.8%
Zimmer Biomet Holdings, Inc.	77,599	8,152,551	1.4%
Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
OTHER SECURITIES		$16,010,374	3.0%
		78,551,898
Industrials - 7.6%
CH Robinson Worldwide, Inc.	60,090	6,091,323	1.1%
PACCAR, Inc.	99,025	8,153,719	1.5%
Rolls-Royce Holdings PLC (A)	4,824,566	4,909,771	0.9%
Textron, Inc.	205,010	12,519,961	2.2%
OTHER SECURITIES		11,244,533	1.9%
		42,919,307
Information technology - 3.3%
National Instruments Corp.	164,068	5,123,844	0.9%
Western Digital Corp. (A)	107,100	4,801,293	0.9%
OTHER SECURITIES		8,734,525	1.5%
		18,659,662
Materials - 9.6%
Corteva, Inc.	154,843	8,383,200	1.5%
Franco-Nevada Corp.	91,538	12,041,030	2.1%
Fresnillo PLC	638,910	5,968,414	1.1%
Summit Materials, Inc., Class A (A)	236,328	5,504,079	1.0%
OTHER SECURITIES		22,187,998	3.9%
		54,084,721
Real estate - 7.1%
Equity Commonwealth (A)	293,794	8,088,149	1.4%
Rayonier, Inc.	224,854	8,405,043	1.5%
Regency Centers Corp.	82,621	4,900,252	0.9%
Weyerhaeuser Company	238,558	7,901,041	1.4%
OTHER SECURITIES		10,592,399	1.9%
		39,886,884
Utilities - 5.7%
FirstEnergy Corp.	293,573	11,270,267	2.0%
National Fuel Gas Company	75,123	4,961,874	0.9%
PG&E Corp. (A)	1,266,250	12,637,173	2.2%
OTHER SECURITIES		3,150,418	0.6%
		32,019,732
TOTAL COMMON STOCKS (Cost $482,827,480)		$524,258,754
CORPORATE BONDS - 0.0%
Energy - 0.0%		173,290	0.0%
TOTAL CORPORATE BONDS (Cost $141,441)		$173,290
SHORT-TERM INVESTMENTS - 7.9%
Short-term funds - 7.9%
John Hancock Collateral Trust, 1.4215% (B)(C)	659,594	6,593,564	1.2%
T. Rowe Price Government Reserve Fund, 0.6654% (B)	37,025,080	37,025,080	6.6%

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
OTHER SECURITIES	$641,224	0.1%
	44,259,868
TOTAL SHORT-TERM INVESTMENTS (Cost $44,259,743)	$44,259,868
Total Investments (Mid Value Trust) (Cost $527,228,664) - 101.2%	$568,691,912	101.2%
Other assets and liabilities, net - (1.2)%	(6,851,559)	(1.2)%
TOTAL NET ASSETS - 100.0%	$561,840,353	100.0%
Security Abbreviations and Legend
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.7%
Consumer discretionary - 1.0%
Playa Hotels & Resorts NV (A)	470,217	$3,230,391	1.0%
Real estate - 97.7%
Agree Realty Corp.	88,805	6,405,505	2.0%
American Campus Communities, Inc.	45,692	2,945,763	0.9%
American Tower Corp.	63,214	16,156,866	5.0%
AvalonBay Communities, Inc.	101,571	19,730,167	6.1%
BGP Holdings PLC (A)(B)	194,291	0	0.0%
Boston Properties, Inc.	111,398	9,912,194	3.0%
Brixmor Property Group, Inc.	396,639	8,016,074	2.5%
Camden Property Trust	68,364	9,193,591	2.8%
CBRE Group, Inc., Class A (A)	32,289	2,376,793	0.7%
Colliers International Group, Inc. (Nasdaq Exchange) (C)	21,949	2,408,025	0.7%
Corporate Office Properties Trust	143,269	3,752,215	1.2%
CubeSmart	122,917	5,251,014	1.6%
Digital Realty Trust, Inc.	57,004	7,400,829	2.3%
Douglas Emmett, Inc.	178,122	3,986,370	1.2%
Equinix, Inc.	14,623	9,607,603	3.0%
First Industrial Realty Trust, Inc.	70,946	3,368,516	1.0%
Host Hotels & Resorts, Inc.	298,579	4,681,719	1.4%
Independence Realty Trust, Inc.	302,608	6,273,064	1.9%
Kimco Realty Corp.	468,027	9,252,894	2.8%
Life Storage, Inc.	90,975	10,158,269	3.1%
LTC Properties, Inc.	156,716	6,016,327	1.8%
National Health Investors, Inc.	26,967	1,634,470	0.5%
Phillips Edison & Company, Inc.	241,545	8,070,018	2.5%
Prologis, Inc.	268,351	31,571,495	9.7%
Public Storage	59,246	18,524,447	5.7%
Rexford Industrial Realty, Inc.	196,964	11,343,157	3.5%
Ryman Hospitality Properties, Inc. (A)	57,606	4,379,784	1.3%
SBA Communications Corp.	19,507	6,243,215	1.9%
Simon Property Group, Inc.	55,263	5,245,564	1.6%
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Sun Communities, Inc.	80,460	$12,822,106	3.9%
Tanger Factory Outlet Centers, Inc.	112,854	1,604,784	0.5%
Tricon Residential, Inc.	512,051	5,191,319	1.6%
UDR, Inc.	217,802	10,027,604	3.1%
Ventas, Inc.	175,862	9,044,583	2.8%
Veris Residential, Inc. (A)	119,157	1,577,639	0.5%
VICI Properties, Inc.	394,786	11,760,675	3.6%
Welltower, Inc.	242,466	19,967,075	6.1%
WP Carey, Inc.	154,277	12,783,392	3.9%
		318,685,125
TOTAL COMMON STOCKS (Cost $323,761,908)		$321,915,516
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 1.4215% (D)(E)	232,550	2,324,661	0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (D)	1,559,543	1,559,543	0.5%
		3,884,204
TOTAL SHORT-TERM INVESTMENTS (Cost $3,884,227)		$3,884,204
Total Investments (Real Estate Securities Trust) (Cost $327,646,135) - 99.9%		$325,799,720	99.9%
Other assets and liabilities, net - 0.1%		316,020	0.1%
TOTAL NET ASSETS - 100.0%		$326,115,740	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 6-30-22.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.9%
Communication services - 17.3%
Alphabet, Inc., Class A (A)	12,771	$27,831,329	4.3%
Baidu, Inc., ADR (A)	132,180	19,649,835	3.0%
CTS Eventim AG & Company KGaA (A)	77,089	4,053,087	0.6%
Meta Platforms, Inc., Class A (A)	197,213	31,800,596	4.9%
Netflix, Inc. (A)	23,374	4,087,411	0.6%
Pinterest, Inc., Class A (A)	378,261	6,869,220	1.1%
ROBLOX Corp., Class A (A)	492,390	16,179,935	2.5%
OTHER SECURITIES		1,866,423	0.3%
		112,337,836
Consumer discretionary - 28.5%
Alibaba Group Holding, Ltd., ADR (A)	213,018	24,215,886	3.7%
Amazon.com, Inc. (A)	364,330	38,695,489	5.9%
Auto1 Group SE (A)(B)(C)	253,106	1,863,025	0.3%

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Boohoo Group PLC (A)	4,070,494	$2,732,588	0.4%
Booking Holdings, Inc. (A)	1,654	2,892,829	0.4%
Coupang, Inc. (A)	552,238	7,041,035	1.1%
Deliveroo PLC (A)(B)	1,701,862	1,882,956	0.3%
Delivery Hero SE (A)(B)	447,426	16,833,342	2.6%
DoorDash, Inc., Class A (A)	71,404	4,581,995	0.7%
Etsy, Inc. (A)	166,600	12,196,786	1.9%
MercadoLibre, Inc. (A)	12,727	8,105,444	1.3%
Naspers, Ltd., N Shares	43,956	6,421,376	1.0%
New Oriental Education & Technology Group, Inc., ADR (A)	88,235	1,796,465	0.3%
Tongcheng Travel Holdings, Ltd. (A)	1,221,200	2,640,390	0.4%
Trip.com Group, Ltd., ADR (A)	1,166,632	32,024,048	4.9%
Warby Parker, Inc., Class A (A)(C)	185,750	2,091,545	0.3%
Zalando SE (A)(B)	643,443	16,908,557	2.6%
OTHER SECURITIES		2,760,682	0.4%
		185,684,438
Health care - 0.6%
Veeva Systems, Inc., Class A (A)	20,571	4,073,881	0.6%
Information technology - 48.5%
Accenture PLC, Class A	82,918	23,022,183	3.5%
Advanced Micro Devices, Inc. (A)	216,213	16,533,808	2.5%
Applied Materials, Inc.	54,200	4,931,116	0.8%
Fortinet, Inc. (A)	197,522	11,175,795	1.7%
HubSpot, Inc. (A)	26,102	7,847,566	1.2%
Intuit, Inc.	22,518	8,679,338	1.3%
Lam Research Corp.	15,033	6,406,313	1.0%
Micron Technology, Inc.	127,017	7,021,500	1.1%
Microsoft Corp.	230,534	59,208,047	9.1%
MongoDB, Inc. (A)	9,508	2,467,326	0.4%
NVIDIA Corp.	179,838	27,261,642	4.2%
Pure Storage, Inc., Class A (A)	1,231,241	31,655,206	4.9%
Qualcomm, Inc.	141,243	18,042,381	2.8%
Qualtrics International, Inc., Class A (A)	298,898	3,739,214	0.6%
salesforce.com, Inc. (A)	287,044	47,373,742	7.3%
Samsung Electronics Company, Ltd.	79,348	3,499,830	0.5%
SK Hynix, Inc.	30,589	2,160,014	0.3%
TeamViewer AG (A)(B)	272,008	2,716,029	0.4%
Tokyo Electron, Ltd.	5,900	1,925,720	0.3%
Workday, Inc., Class A (A)	59,465	8,300,125	1.3%
Zoom Video Communications, Inc., Class A (A)	186,908	20,180,457	3.1%
OTHER SECURITIES		1,681,332	0.2%
		315,828,684
Real estate - 1.0%
KE Holdings, Inc., ADR (A)	148,173	2,659,705	0.4%
Opendoor Technologies, Inc. (A)(C)	789,116	3,716,736	0.6%
		6,376,441
TOTAL COMMON STOCKS (Cost $739,899,130)		$624,301,280
SHORT-TERM INVESTMENTS - 6.6%
Short-term funds - 2.3%
John Hancock Collateral Trust, 1.4215% (D)(E)	478,021	4,778,485	0.7%
Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
T. Rowe Price Government Reserve Fund, 0.6654% (D)	9,776,750	$9,776,750	1.5%
OTHER SECURITIES		504,643	0.1%
		15,059,878
Repurchase agreement - 4.3%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $27,970,186 on 7-1-22, collateralized by $28,560,700 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $28,529,455)	$27,970,000	27,970,000	4.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $43,029,971)		$43,029,878
Total Investments (Science & Technology Trust) (Cost $782,929,101) - 102.5%		$667,331,158	102.5%
Other assets and liabilities, net - (2.5)%		(16,160,036)	(2.5)%
TOTAL NET ASSETS - 100.0%		$651,171,122	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-22.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.1%
Communication services - 2.7%
Iridium Communications, Inc. (A)	26,198	$983,997	0.2%
TEGNA, Inc.	45,664	957,574	0.2%
OTHER SECURITIES		11,212,137	2.3%
		13,153,708
Consumer discretionary - 9.6%
Light & Wonder, Inc. (A)	20,172	947,882	0.2%
Murphy USA, Inc.	4,585	1,067,709	0.2%
Texas Roadhouse, Inc.	14,015	1,025,898	0.2%
OTHER SECURITIES		43,778,844	9.0%
		46,820,333
Consumer staples - 3.6%
Sanderson Farms, Inc.	4,336	934,538	0.2%
OTHER SECURITIES		16,656,638	3.4%
		17,591,176
Energy - 5.4%
Matador Resources Company	23,111	1,076,741	0.2%
Murphy Oil Corp.	30,235	912,795	0.2%
OTHER SECURITIES		24,015,840	5.0%
		26,005,376

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials - 16.4%
Blackstone Mortgage Trust, Inc., Class A	34,283	$948,611	0.2%
First Financial Bankshares, Inc.	26,439	1,038,260	0.2%
Glacier Bancorp, Inc.	22,525	1,068,136	0.2%
Kinsale Capital Group, Inc.	4,455	1,023,046	0.2%
RLI Corp.	7,998	932,487	0.2%
Selective Insurance Group, Inc.	12,240	1,064,146	0.2%
SouthState Corp.	15,177	1,170,906	0.3%
United Bankshares, Inc.	26,912	943,804	0.2%
Valley National Bancorp	88,550	921,806	0.2%
OTHER SECURITIES		70,443,705	14.5%
		79,554,907
Health care - 16.3%
Alkermes PLC (A)	33,418	995,522	0.2%
AMN Healthcare Services, Inc. (A)	9,110	999,458	0.2%
Biohaven Pharmaceutical Holding Company, Ltd. (A)	12,792	1,863,899	0.4%
Halozyme Therapeutics, Inc. (A)	27,825	1,224,300	0.3%
HealthEquity, Inc. (A)	17,034	1,045,717	0.2%
Inspire Medical Systems, Inc. (A)	5,582	1,019,664	0.2%
Intra-Cellular Therapies, Inc. (A)	18,833	1,074,988	0.2%
Lantheus Holdings, Inc. (A)	14,034	926,665	0.2%
LHC Group, Inc. (A)	6,098	949,703	0.2%
Omnicell, Inc. (A)	8,996	1,023,295	0.2%
Shockwave Medical, Inc. (A)	7,310	1,397,453	0.3%
OTHER SECURITIES		66,628,615	13.7%
		79,149,279
Industrials - 14.4%
ASGN, Inc. (A)	10,285	928,221	0.2%
Chart Industries, Inc. (A)	7,528	1,260,037	0.3%
EMCOR Group, Inc.	10,312	1,061,724	0.2%
Exponent, Inc.	10,550	965,009	0.2%
RBC Bearings, Inc. (A)	5,838	1,079,738	0.2%
Saia, Inc. (A)	5,448	1,024,224	0.2%
OTHER SECURITIES		63,837,480	13.1%
		70,156,433
Information technology - 13.2%
CMC Materials, Inc.	5,828	1,016,928	0.2%
ExlService Holdings, Inc. (A)	6,631	976,945	0.2%
Qualys, Inc. (A)	8,008	1,010,129	0.2%
Rogers Corp. (A)	3,817	1,000,398	0.2%
Sailpoint Technologies Holdings, Inc. (A)	19,100	1,197,188	0.3%
Silicon Laboratories, Inc. (A)	7,422	1,040,713	0.2%
Synaptics, Inc. (A)	8,143	961,281	0.2%
Tenable Holdings, Inc. (A)	22,595	1,026,039	0.2%
Vonage Holdings Corp. (A)	52,647	991,869	0.2%
OTHER SECURITIES		55,059,844	11.3%
		64,281,334
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials - 4.0%		$19,374,515	4.0%
Real estate - 7.1%
Agree Realty Corp.	14,885	1,073,655	0.2%
Independence Realty Trust, Inc.	45,319	939,463	0.2%
STAG Industrial, Inc.	36,813	1,136,785	0.2%
OTHER SECURITIES		31,415,691	6.5%
		34,565,594
Utilities - 3.4%
Black Hills Corp.	13,229	962,674	0.2%
Southwest Gas Holdings, Inc.	13,367	1,163,998	0.2%
OTHER SECURITIES		14,447,613	3.0%
		16,574,285
TOTAL COMMON STOCKS (Cost $442,518,670)		$467,226,940
WARRANTS - 0.0%		21,363	0.0%
TOTAL WARRANTS (Cost $0)		$21,363
SHORT-TERM INVESTMENTS - 4.7%
U.S. Government Agency - 1.5%
Federal Home Loan Bank Discount Note, 1.000%, 07/22/2022 *	$7,200,000	7,194,125	1.5%
Short-term funds - 1.1%
John Hancock Collateral Trust, 1.4215% (B)(C)	546,563	5,463,665	1.1%
Repurchase agreement - 2.1%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $9,909,066 on 7-1-22, collateralized by $10,118,300 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $10,107,231)	$9,909,000	9,909,000	2.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $22,568,639)		$22,566,790
Total Investments (Small Cap Index Trust) (Cost $465,087,309) - 100.8%		$489,815,093	100.8%
Other assets and liabilities, net - (0.8)%		(3,800,865)	(0.8)%
TOTAL NET ASSETS - 100.0%		$486,014,228	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	225	Long	Sep 2022	$20,333,088	$19,215,001	$(1,118,087)
						$(1,118,087)
The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.3%
Communication services - 1.9%		$2,621,316	1.9%
Consumer discretionary - 12.9%
AutoNation, Inc. (A)	5,327	595,346	0.4%
Churchill Downs, Inc.	3,576	684,911	0.5%
Dorman Products, Inc. (A)	5,031	551,951	0.4%
Five Below, Inc. (A)	5,419	614,677	0.4%
Fox Factory Holding Corp. (A)	9,505	765,533	0.6%
Grand Canyon Education, Inc. (A)	8,819	830,662	0.6%
Lithia Motors, Inc.	3,178	873,346	0.6%
Revolve Group, Inc. (A)	21,570	558,879	0.4%
OTHER SECURITIES		12,665,682	9.0%
		18,140,987
Consumer staples - 4.6%
Bunge, Ltd.	7,506	680,719	0.5%
Performance Food Group Company (A)	14,137	650,019	0.5%
OTHER SECURITIES		5,113,317	3.6%
		6,444,055
Energy - 7.6%
Antero Resources Corp. (A)	20,791	637,244	0.5%
Earthstone Energy, Inc., Class A (A)	48,418	660,906	0.5%
Magnolia Oil & Gas Corp., Class A	43,828	919,950	0.7%
Marathon Oil Corp.	26,497	595,653	0.4%
Matador Resources Company	19,428	905,151	0.6%
OTHER SECURITIES		7,051,342	4.9%
		10,770,246
Financials - 21.3%
Alleghany Corp. (A)	918	764,786	0.6%
Ameris Bancorp	17,845	717,012	0.5%
Everest Re Group, Ltd.	2,137	598,958	0.4%
First Horizon Corp.	25,469	556,752	0.4%
Pinnacle Financial Partners, Inc.	10,602	766,631	0.6%
OTHER SECURITIES		26,690,495	18.8%
		30,094,634
Health care - 11.6%
Acadia Healthcare Company, Inc. (A)	12,049	814,874	0.6%
Azenta, Inc.	10,895	785,530	0.6%
ChemoCentryx, Inc. (A)	28,245	699,911	0.5%
Halozyme Therapeutics, Inc. (A)	13,970	614,680	0.4%
HealthEquity, Inc. (A)	9,774	600,026	0.4%
Intra-Cellular Therapies, Inc. (A)	10,462	597,171	0.4%
Supernus Pharmaceuticals, Inc. (A)	20,628	596,562	0.4%
OTHER SECURITIES		11,721,404	8.3%
		16,430,158
Industrials - 18.1%
Alamo Group, Inc.	5,220	607,765	0.4%
Atkore, Inc. (A)	8,523	707,494	0.5%
CACI International, Inc., Class A (A)	2,654	747,844	0.5%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
Exponent, Inc.	8,152	$745,663	0.5%
RBC Bearings, Inc. (A)	4,057	750,342	0.5%
Ritchie Brothers Auctioneers, Inc.	15,486	1,007,519	0.7%
SiteOne Landscape Supply, Inc. (A)	6,668	792,625	0.6%
OTHER SECURITIES		20,175,639	14.4%
		25,534,891
Information technology - 12.1%
Arrow Electronics, Inc. (A)	6,456	723,653	0.5%
MACOM Technology Solutions Holdings, Inc. (A)	15,521	715,518	0.5%
Novanta, Inc. (A)	6,694	811,781	0.6%
Paycor HCM, Inc. (A)	27,569	716,796	0.5%
Paylocity Holding Corp. (A)	5,563	970,298	0.7%
Power Integrations, Inc.	9,859	739,524	0.5%
Rapid7, Inc. (A)	13,138	877,618	0.6%
Silicon Laboratories, Inc. (A)	5,131	719,469	0.5%
The Descartes Systems Group, Inc. (A)	9,868	612,408	0.4%
Thoughtworks Holding, Inc. (A)	52,487	740,586	0.5%
Viavi Solutions, Inc. (A)	53,027	701,547	0.5%
OTHER SECURITIES		8,676,851	6.3%
		17,006,049
Materials - 7.1%
Avient Corp.	17,585	704,807	0.5%
Balchem Corp.	4,882	633,391	0.5%
Reliance Steel & Aluminum Company	3,854	654,640	0.5%
Steel Dynamics, Inc.	9,307	615,658	0.4%
OTHER SECURITIES		7,340,166	5.2%
		9,948,662
Real estate - 1.4%
STAG Industrial, Inc.	18,152	560,534	0.4%
OTHER SECURITIES		1,450,119	1.0%
		2,010,653
Utilities - 0.7%		955,933	0.7%
TOTAL COMMON STOCKS (Cost $129,437,291)		$139,957,584
PREFERRED SECURITIES - 0.0%
Industrials - 0.0%		41,322	0.0%
TOTAL PREFERRED SECURITIES (Cost $37,663)		$41,322
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 1.4215% (B)(C)	45,897	458,801	0.3%
OTHER SECURITIES		257,487	0.2%
		716,288
TOTAL SHORT-TERM INVESTMENTS (Cost $716,356)		$716,288
Total Investments (Small Cap Opportunities Trust) (Cost $130,191,310) - 99.8%		$140,715,194	99.8%
Other assets and liabilities, net - 0.2%		327,573	0.2%
TOTAL NET ASSETS - 100.0%		$141,042,767	100.0%

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.8%
Communication services - 3.6%
CarGurus, Inc. (A)	163,486	$3,513,314	1.4%
Ziff Davis, Inc. (A)	39,625	2,953,251	1.2%
OTHER SECURITIES		2,637,028	1.0%
		9,103,593
Consumer discretionary - 10.5%
Boyd Gaming Corp.	55,432	2,757,742	1.1%
H&R Block, Inc.	62,743	2,216,083	0.9%
National Vision Holdings, Inc. (A)(B)	83,326	2,291,465	0.9%
Steven Madden, Ltd.	85,069	2,740,072	1.1%
Texas Roadhouse, Inc.	48,914	3,580,505	1.4%
Wingstop, Inc.	40,347	3,016,745	1.2%
OTHER SECURITIES		9,698,863	3.9%
		26,301,475
Consumer staples - 3.0%
elf Beauty, Inc. (A)	164,262	5,039,558	2.0%
OTHER SECURITIES		2,386,745	1.0%
		7,426,303
Energy - 5.9%
Cactus, Inc., Class A	69,478	2,797,879	1.1%
Chesapeake Energy Corp.	46,574	3,777,151	1.5%
Magnolia Oil & Gas Corp., Class A	161,996	3,400,296	1.4%
OTHER SECURITIES		4,798,246	1.9%
		14,773,572
Financials - 3.2%
Ameris Bancorp	63,754	2,561,636	1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	88,686	3,357,652	1.4%
OTHER SECURITIES		2,047,352	0.8%
		7,966,640
Health care - 23.8%
Enovis Corp. (A)	47,748	2,626,140	1.1%
Globus Medical, Inc., Class A (A)	48,911	2,745,864	1.1%
Haemonetics Corp. (A)	35,311	2,301,571	0.9%
Inspire Medical Systems, Inc. (A)	16,630	3,037,802	1.2%
Integra LifeSciences Holdings Corp. (A)	67,579	3,651,293	1.5%
LHC Group, Inc. (A)	21,551	3,356,353	1.3%
Owens & Minor, Inc.	121,016	3,805,953	1.5%
R1 RCM, Inc. (A)	232,876	4,881,081	2.0%
OTHER SECURITIES		32,971,520	13.2%
		59,377,577
Industrials - 17.4%
Acuity Brands, Inc.	23,790	3,664,612	1.5%
Applied Industrial Technologies, Inc.	66,243	6,370,592	2.6%
Chart Industries, Inc. (A)	15,391	2,576,146	1.0%
Curtiss-Wright Corp.	33,622	4,440,121	1.8%
Esab Corp.	62,871	2,750,606	1.1%
Fluor Corp. (A)	179,050	4,358,077	1.7%
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
Helios Technologies, Inc.	43,879	$2,906,984	1.2%
The Middleby Corp. (A)	28,525	3,575,894	1.4%
TriNet Group, Inc. (A)	52,985	4,112,696	1.6%
WESCO International, Inc. (A)	29,820	3,193,722	1.3%
Zurn Water Solutions Corp.	112,118	3,054,094	1.2%
OTHER SECURITIES		2,618,776	1.0%
		43,622,320
Information technology - 21.5%
Calix, Inc. (A)	146,577	5,004,139	2.0%
Five9, Inc. (A)	38,854	3,541,154	1.4%
II-VI, Inc. (A)	89,453	4,557,630	1.8%
Jamf Holding Corp. (A)(B)	162,192	4,017,496	1.6%
Manhattan Associates, Inc. (A)	21,353	2,447,054	1.0%
Novanta, Inc. (A)	18,953	2,298,430	0.9%
Perficient, Inc. (A)	46,621	4,274,679	1.7%
Rapid7, Inc. (A)	60,825	4,063,110	1.6%
RingCentral, Inc., Class A (A)	51,764	2,705,187	1.1%
Synaptics, Inc. (A)	36,309	4,286,277	1.7%
Verra Mobility Corp. (A)	356,606	5,602,280	2.2%
OTHER SECURITIES		11,056,778	4.5%
		53,854,214
Materials - 2.6%
Cabot Corp.	79,685	5,083,106	2.0%
OTHER SECURITIES		1,368,094	0.6%
		6,451,200
Real estate - 5.3%
Essential Properties Realty Trust, Inc.	138,586	2,978,213	1.2%
Independence Realty Trust, Inc.	164,180	3,403,451	1.4%
Phillips Edison & Company, Inc.	100,654	3,362,850	1.3%
Ryman Hospitality Properties, Inc. (A)	44,794	3,405,688	1.4%
		13,150,202
TOTAL COMMON STOCKS (Cost $290,586,205)		$242,027,096
EXCHANGE-TRADED FUNDS - 2.9%
iShares Russell 2000 Growth ETF (B)	34,762	7,171,748	2.9%
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,160,460)		$7,171,748
SHORT-TERM INVESTMENTS - 4.3%
Short-term funds - 4.0%
John Hancock Collateral Trust, 1.4215% (C)(D)	996,654	9,962,955	4.0%
Repurchase agreement - 0.3%		800,000	0.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $10,763,385)		$10,762,955
Total Investments (Small Cap Stock Trust) (Cost $308,510,050) - 104.0%		$259,961,799	104.0%
Other assets and liabilities, net - (4.0)%		(9,974,875)	(4.0)%
TOTAL NET ASSETS - 100.0%		$249,986,924	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.1%
Communication services - 1.0%
WideOpenWest, Inc. (A)	257,123	$4,682,210	1.0%
Consumer discretionary - 9.0%
Kontoor Brands, Inc.	179,308	5,983,508	1.3%
Monro, Inc.	140,238	6,013,405	1.4%
Tri Pointe Homes, Inc. (A)	283,297	4,779,220	1.1%
Visteon Corp. (A)	72,214	7,479,926	1.7%
OTHER SECURITIES		15,607,118	3.5%
		39,863,177
Consumer staples - 5.2%
Cranswick PLC	133,461	4,997,850	1.1%
Spectrum Brands Holdings, Inc.	109,742	9,001,039	2.0%
OTHER SECURITIES		8,962,195	2.1%
		22,961,084
Energy - 1.6%		7,371,546	1.6%
Financials - 24.7%
1st Source Corp.	114,227	5,185,906	1.2%
Assured Guaranty, Ltd.	101,394	5,656,771	1.3%
Atlantic Union Bankshares Corp.	163,104	5,532,488	1.2%
Banc of California, Inc.	478,756	8,435,681	1.9%
Cadence Bank	227,937	5,351,961	1.2%
Eastern Bankshares, Inc.	287,546	5,308,099	1.2%
First Busey Corp.	237,275	5,421,734	1.2%
First Interstate BancSystem, Inc., Class A	199,959	7,620,437	1.7%
Flushing Financial Corp.	298,165	6,338,988	1.4%
Hancock Whitney Corp.	134,512	5,962,917	1.3%
International Bancshares Corp.	191,665	7,681,933	1.7%
Kemper Corp.	147,851	7,082,063	1.6%
NMI Holdings, Inc., Class A (A)	283,463	4,719,659	1.1%
ProAssurance Corp.	224,445	5,303,635	1.2%
Synovus Financial Corp.	175,373	6,322,197	1.4%
White Mountains Insurance Group, Ltd.	6,971	8,686,772	2.0%
OTHER SECURITIES		9,131,330	2.1%
		109,742,571
Health care - 4.5%
Haemonetics Corp. (A)	125,880	8,204,858	1.9%
ICU Medical, Inc. (A)	30,462	5,007,648	1.1%
Owens & Minor, Inc.	195,685	6,154,293	1.4%
OTHER SECURITIES		658,596	0.1%
		20,025,395
Industrials - 22.5%
ACCO Brands Corp.	722,541	4,718,193	1.1%
Air Lease Corp.	172,271	5,759,020	1.3%
GATX Corp.	57,325	5,397,722	1.2%
Hexcel Corp.	100,408	5,252,342	1.2%
Huron Consulting Group, Inc. (A)	165,091	10,729,261	2.4%
ICF International, Inc.	71,626	6,804,470	1.5%
John Bean Technologies Corp.	45,866	5,064,524	1.1%
Luxfer Holdings PLC	319,055	4,824,112	1.1%
Science Applications International Corp.	73,011	6,797,324	1.5%
SP Plus Corp. (A)	224,132	6,885,335	1.6%
Tyman PLC	1,879,027	5,449,768	1.2%
UniFirst Corp.	37,353	6,431,440	1.5%
OTHER SECURITIES		25,967,132	5.8%
		100,080,643
Information technology - 9.3%
ACI Worldwide, Inc. (A)	212,946	5,513,172	1.3%
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Belden, Inc.	130,733	$6,964,147	1.6%
CTS Corp.	211,577	7,204,197	1.6%
Progress Software Corp.	159,872	7,242,202	1.6%
WNS Holdings, Ltd., ADR (A)	78,962	5,893,724	1.3%
OTHER SECURITIES		8,288,668	1.9%
		41,106,110
Materials - 8.2%
Element Solutions, Inc.	454,043	8,081,965	1.8%
Neenah, Inc.	176,954	6,041,210	1.4%
TriMas Corp.	344,698	9,544,688	2.1%
OTHER SECURITIES		12,554,982	2.9%
		36,222,845
Real estate - 9.5%
Centerspace	69,036	5,629,886	1.3%
Phillips Edison & Company, Inc.	153,773	5,137,556	1.2%
Piedmont Office Realty Trust, Inc., Class A	406,092	5,327,927	1.2%
RPT Realty	583,799	5,738,744	1.3%
OTHER SECURITIES		20,185,977	4.5%
		42,020,090
Utilities - 2.6%		11,387,910	2.6%
TOTAL COMMON STOCKS (Cost $424,130,133)		$435,463,581
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 0.0%
John Hancock Collateral Trust, 1.4215% (B)(C)	14,414	144,085	0.0%
Repurchase agreement - 1.9%
Bank of America Tri-Party Repurchase Agreement dated 6-30-22 at 1.550% to be repurchased at $8,200,353 on 7-1-22, collateralized by $9,667,285 Federal National Mortgage Association, 2.000% due 2-1-52 (valued at $8,364,001)	$8,200,000	8,200,000	1.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $8,344,112)		$8,344,085
Total Investments (Small Cap Value Trust) (Cost $432,474,245) - 100.0%		$443,807,666	100.0%
Other assets and liabilities, net - (0.0)%		(58,285)	(0.0)%
TOTAL NET ASSETS - 100.0%		$443,749,381	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.3%
Communication services - 2.2%
Cable One, Inc.	1,067	$1,375,704	1.1%

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communication services (continued)
OTHER SECURITIES		$1,502,986	1.1%
		2,878,690
Consumer discretionary - 8.2%
Cavco Industries, Inc. (A)	4,917	963,683	0.7%
Strategic Education, Inc.	19,007	1,341,514	1.0%
OTHER SECURITIES		8,470,461	6.5%
		10,775,658
Consumer staples - 3.4%
Coca-Cola Consolidated, Inc.	2,119	1,194,904	0.9%
Nomad Foods, Ltd. (A)	63,961	1,278,580	1.0%
OTHER SECURITIES		2,044,947	1.5%
		4,518,431
Energy - 5.9%
Cactus, Inc., Class A	31,778	1,279,700	1.0%
ChampionX Corp.	63,273	1,255,969	0.9%
Magnolia Oil & Gas Corp., Class A	76,333	1,602,230	1.2%
Matador Resources Company	49,556	2,308,813	1.7%
OTHER SECURITIES		1,407,637	1.1%
		7,854,349
Financials - 25.9%
BankUnited, Inc.	40,508	1,440,870	1.1%
BRP Group, Inc., Class A (A)	47,382	1,144,275	0.9%
FB Financial Corp.	29,098	1,141,224	0.9%
Glacier Bancorp, Inc.	20,580	975,904	0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,954	1,134,058	0.9%
Home BancShares, Inc.	72,929	1,514,735	1.1%
Houlihan Lokey, Inc.	14,563	1,149,458	0.9%
Independent Bank Corp. (Massachusetts)	15,482	1,229,735	0.9%
Live Oak Bancshares, Inc.	31,183	1,056,792	0.8%
National Bank Holdings Corp., Class A	26,831	1,026,822	0.8%
Pinnacle Financial Partners, Inc.	23,481	1,697,911	1.3%
Popular, Inc.	15,697	1,207,570	0.9%
Radian Group, Inc.	50,476	991,853	0.8%
Towne Bank	39,928	1,084,045	0.8%
Western Alliance Bancorp	26,731	1,887,209	1.4%
WSFS Financial Corp.	36,108	1,447,570	1.1%
OTHER SECURITIES		14,025,770	10.6%
		34,155,801
Health care - 10.7%
Atrion Corp.	1,794	1,128,175	0.9%
Option Care Health, Inc. (A)	52,009	1,445,330	1.1%
Select Medical Holdings Corp.	60,695	1,433,616	1.1%
OTHER SECURITIES		10,182,061	7.6%
		14,189,182
Industrials - 14.2%
Beacon Roofing Supply, Inc. (A)	25,368	1,302,900	1.0%
Helios Technologies, Inc.	17,440	1,155,400	0.9%
Landstar System, Inc.	7,256	1,055,168	0.8%
Triumph Group, Inc. (A)	81,156	1,078,563	0.8%
UFP Industries, Inc.	26,401	1,798,964	1.4%
OTHER SECURITIES		12,391,144	9.3%
		18,782,139
Information technology - 6.9%
Belden, Inc.	30,979	1,650,251	1.3%
Harmonic, Inc. (A)	160,699	1,393,260	1.1%
Littelfuse, Inc.	7,778	1,975,923	1.5%
Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
OTHER SECURITIES		$4,113,797	3.0%
		9,133,231
Materials - 4.6%		6,031,153	4.6%
Real estate - 9.6%
Apple Hospitality REIT, Inc.	81,661	1,197,967	0.9%
EastGroup Properties, Inc.	7,758	1,197,292	0.9%
JBG SMITH Properties	40,663	961,273	0.7%
PotlatchDeltic Corp.	22,139	978,322	0.7%
Saul Centers, Inc.	23,929	1,127,295	0.9%
Terreno Realty Corp.	24,357	1,357,416	1.0%
The St. Joe Company	30,087	1,190,242	0.9%
OTHER SECURITIES		4,658,018	3.6%
		12,667,825
Utilities - 5.7%
California Water Service Group	17,721	984,402	0.7%
Chesapeake Utilities Corp.	14,310	1,853,861	1.4%
IDACORP, Inc.	18,221	1,929,968	1.5%
MGE Energy, Inc.	20,536	1,598,317	1.2%
NorthWestern Corp.	19,580	1,153,849	0.9%
		7,520,397
TOTAL COMMON STOCKS (Cost $113,419,293)		$128,506,856
WARRANTS - 0.0%		1,081	0.0%
TOTAL WARRANTS (Cost $6,099)		$1,081
SHORT-TERM INVESTMENTS - 4.6%
Short-term funds - 4.6%
John Hancock Collateral Trust, 1.4215% (B)(C)	314,907	3,147,934	2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (B)	1,250,207	1,250,207	0.9%
T. Rowe Price Government Reserve Fund, 0.6654% (B)	1,744,246	1,744,246	1.3%
		6,142,387
TOTAL SHORT-TERM INVESTMENTS (Cost $6,142,508)		$6,142,387
Total Investments (Small Company Value Trust) (Cost $119,567,900) - 101.9%		$134,650,324	101.9%
Other assets and liabilities, net - (1.9)%		(2,532,914)	(1.9)%
TOTAL NET ASSETS - 100.0%		$132,117,410	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.4%
Communication services - 6.4%
Alphabet, Inc., Class A (A)	33,990	$74,073,047	1.1%
Alphabet, Inc., Class C (A)	31,169	68,180,629	1.0%
Comcast Corp., Class A	504,403	19,792,774	0.3%
Meta Platforms, Inc., Class A (A)	259,135	41,785,519	0.6%
Verizon Communications, Inc.	474,722	24,092,142	0.4%

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communication services (continued)
OTHER SECURITIES		$222,155,034	3.0%
		450,079,145
Consumer discretionary - 10.4%
Amazon.com, Inc. (A)	988,827	105,023,316	1.5%
LVMH Moet Hennessy Louis Vuitton SE	45,317	27,773,775	0.4%
McDonald's Corp.	83,603	20,639,909	0.3%
Tesla, Inc. (A)	94,837	63,865,133	0.9%
The Home Depot, Inc.	116,826	32,041,867	0.5%
Toyota Motor Corp.	1,731,100	26,709,669	0.4%
OTHER SECURITIES		454,384,121	6.4%
		730,437,790
Consumer staples - 7.5%
Costco Wholesale Corp.	50,115	24,019,117	0.4%
Nestle SA	459,508	53,703,931	0.8%
PepsiCo, Inc.	156,290	26,047,291	0.4%
The Coca-Cola Company	440,921	27,738,340	0.4%
The Procter & Gamble Company	271,225	38,999,443	0.6%
OTHER SECURITIES		355,670,756	4.9%
		526,178,878
Energy - 4.3%
Chevron Corp.	222,137	32,160,995	0.5%
Exxon Mobil Corp.	476,133	40,776,030	0.6%
Shell PLC	1,241,974	32,344,455	0.5%
TotalEnergies SE	404,706	21,302,496	0.3%
OTHER SECURITIES		172,582,936	2.4%
		299,166,912
Financials - 13.2%
AIA Group, Ltd.	1,974,735	21,577,069	0.3%
Bank of America Corp.	801,159	24,940,080	0.4%
Berkshire Hathaway, Inc., Class B (A)	204,508	55,834,774	0.8%
HSBC Holdings PLC	3,305,880	21,595,732	0.3%
JPMorgan Chase & Co.	331,946	37,380,439	0.5%
State Street Corp.	40,985	2,526,725	0.1%
OTHER SECURITIES		760,790,519	10.8%
		924,645,338
Health care - 13.8%
Abbott Laboratories	197,935	21,505,638	0.3%
AbbVie, Inc.	199,698	30,585,746	0.5%
AstraZeneca PLC	252,920	33,365,645	0.5%
Eli Lilly & Company	89,128	28,897,971	0.4%
Johnson & Johnson	297,426	52,796,089	0.8%
Merck & Company, Inc.	285,760	26,052,739	0.4%
Novartis AG	357,645	30,321,351	0.5%
Novo Nordisk A/S, B Shares	274,878	30,484,604	0.5%
Pfizer, Inc.	634,002	33,240,725	0.5%
Roche Holding AG	114,683	38,338,506	0.6%
Roche Holding AG, Bearer Shares	4,354	1,684,988	0.0%
Thermo Fisher Scientific, Inc.	44,280	24,056,438	0.4%
UnitedHealth Group, Inc.	106,039	54,464,812	0.8%
OTHER SECURITIES		562,999,887	7.6%
		968,795,139
Industrials - 10.8%		760,132,093	10.8%
Information technology - 17.9%
Accenture PLC, Class A	71,580	19,874,187	0.3%
Adobe, Inc. (A)	53,384	19,541,747	0.3%
Apple, Inc.	1,737,683	237,575,937	3.4%
ASML Holding NV	66,351	31,346,729	0.5%
Broadcom, Inc.	46,145	22,417,702	0.3%
Cisco Systems, Inc.	469,391	20,014,832	0.3%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Mastercard, Inc., Class A	97,057	$30,619,542	0.5%
Microsoft Corp.	845,199	217,072,459	3.1%
NVIDIA Corp.	282,981	42,897,090	0.6%
Visa, Inc., Class A	185,994	36,620,359	0.5%
OTHER SECURITIES		579,482,961	8.1%
		1,257,463,545
Materials - 4.4%
BHP Group, Ltd.	826,350	23,661,381	0.4%
OTHER SECURITIES		286,838,793	4.0%
		310,500,174
Real estate - 3.5%		243,140,955	3.5%
Utilities - 3.2%		224,341,460	3.2%
TOTAL COMMON STOCKS (Cost $4,139,128,639)		$6,694,881,429
PREFERRED SECURITIES - 0.1%
Consumer discretionary - 0.1%		6,412,889	0.1%
Consumer staples - 0.0%		1,799,672	0.0%
Health care - 0.0%		1,394,047	0.0%
TOTAL PREFERRED SECURITIES (Cost $9,617,766)		$9,606,608
WARRANTS - 0.0%		141,652	0.0%
TOTAL WARRANTS (Cost $15,655)		$141,652
SHORT-TERM INVESTMENTS - 4.3%
U.S. Government Agency - 3.3%
Federal Home Loan Bank Discount Note, 0.750%, 07/11/2022 *	$20,000,000	19,992,278	0.3%
Federal Home Loan Bank Discount Note, 0.910%, 07/21/2022 *	13,000,000	12,989,963	0.2%
Federal Home Loan Bank Discount Note, 1.000%, 07/22/2022 *	21,000,000	20,982,864	0.3%
Federal Home Loan Bank Discount Note, 1.400%, 08/02/2022 *	30,000,000	29,954,558	0.4%
Federal Home Loan Bank Discount Note, 1.500%, 08/04/2022 *	50,000,000	49,919,533	0.7%
Federal Home Loan Bank Discount Note, 1.550%, 08/10/2022 *	50,000,000	49,905,347	0.7%
Federal Home Loan Bank Discount Note, 1.630%, 08/17/2022 *	50,000,000	49,888,801	0.7%
		233,633,344
Short-term funds - 0.6%
John Hancock Collateral Trust, 1.4215% (B)(C)	4,085,126	40,836,558	0.6%

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $30,986,207 on 7-1-22, collateralized by $31,640,400 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $31,605,785)	$30,986,000	$30,986,000	0.4%
	TOTAL SHORT-TERM INVESTMENTS (Cost $305,504,023)	$305,455,902
	Total Investments (Strategic Equity Allocation Trust) (Cost $4,454,266,083) - 99.8%	$7,010,085,591	99.8%
	Other assets and liabilities, net - 0.2%	12,178,789	0.2%
	TOTAL NET ASSETS - 100.0%	$7,022,264,380	100.0%
Strategic Equity Allocation Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	760	Long	Sep 2022	$72,844,704	$70,550,800	$(2,293,904)
Russell 2000 E-Mini Index Futures	199	Long	Sep 2022	18,102,082	16,994,600	(1,107,482)
S&P 500 E-Mini Index Futures	1,092	Long	Sep 2022	207,393,180	206,906,699	(486,481)
S&P Mid 400 E-Mini Index Futures	87	Long	Sep 2022	20,779,195	19,731,600	(1,047,595)
						$(4,935,462)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.8%
Communication services - 8.5%
Alphabet, Inc., Class A (A)	5,087	$11,085,896	1.6%
Alphabet, Inc., Class C (A)	6,095	13,332,488	1.9%
AT&T, Inc.	121,131	2,538,906	0.4%
Comcast Corp., Class A	79,198	3,107,730	0.5%
Meta Platforms, Inc., Class A (A)	46,448	7,489,740	1.1%
The Walt Disney Company (A)	30,984	2,924,890	0.4%
T-Mobile US, Inc. (A)	21,200	2,852,248	0.4%
Verizon Communications, Inc.	70,833	3,594,775	0.5%
OTHER SECURITIES		12,559,923	1.7%
		59,486,596
Consumer discretionary - 10.9%
Amazon.com, Inc. (A)	172,240	18,293,610	2.7%
McDonald's Corp.	12,477	3,080,322	0.5%
NIKE, Inc., Class B	26,869	2,746,012	0.4%
Tesla, Inc. (A)	17,398	11,716,161	1.7%
The Home Depot, Inc.	17,636	4,837,026	0.7%
OTHER SECURITIES		35,147,878	4.9%
		75,821,009
Consumer staples - 6.9%
Costco Wholesale Corp.	7,504	3,596,517	0.5%
PepsiCo, Inc.	23,284	3,880,511	0.6%
Philip Morris International, Inc.	26,167	2,583,730	0.4%
The Coca-Cola Company	73,132	4,600,734	0.7%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
The Procter & Gamble Company	40,494	$5,822,632	0.9%
Walmart, Inc.	46,776	5,687,026	0.8%
OTHER SECURITIES		21,600,532	3.0%
		47,771,682
Energy - 4.7%
Chevron Corp.	33,066	4,787,295	0.7%
Exxon Mobil Corp.	71,865	6,154,519	0.9%
OTHER SECURITIES		21,590,732	3.1%
		32,532,546
Financials - 11.3%
Bank of America Corp.	137,489	4,280,033	0.6%
Berkshire Hathaway, Inc., Class A (A)	10	4,089,500	0.6%
Berkshire Hathaway, Inc., Class B (A)	22,487	6,139,401	0.9%
JPMorgan Chase & Co.	50,075	5,638,946	0.8%
State Street Corp.	6,212	382,970	0.1%
Wells Fargo & Company	64,457	2,524,781	0.4%
OTHER SECURITIES		55,573,058	7.9%
		78,628,689
Health care - 13.9%
Abbott Laboratories	29,972	3,256,458	0.5%
AbbVie, Inc.	30,005	4,595,566	0.7%

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Bristol-Myers Squibb Company	37,641	$2,898,357	0.4%
Danaher Corp.	12,109	3,069,874	0.5%
Eli Lilly & Company	16,114	5,224,642	0.8%
Johnson & Johnson	44,425	7,885,882	1.2%
Merck & Company, Inc.	42,677	3,890,862	0.6%
Pfizer, Inc.	95,090	4,985,569	0.7%
Thermo Fisher Scientific, Inc.	6,614	3,593,254	0.5%
UnitedHealth Group, Inc.	15,893	8,163,122	1.2%
OTHER SECURITIES		48,994,254	6.8%
		96,557,840
Industrials - 8.5%
Raytheon Technologies Corp.	25,466	2,447,537	0.4%
United Parcel Service, Inc., Class B	14,755	2,693,378	0.4%
OTHER SECURITIES		53,993,595	7.7%
		59,134,510
Information technology - 24.6%
Adobe, Inc. (A)	8,007	2,931,042	0.4%
Apple, Inc.	276,121	37,751,263	5.4%
Broadcom, Inc.	6,928	3,365,692	0.5%
Cisco Systems, Inc.	70,213	2,993,882	0.4%
Intel Corp.	68,457	2,560,976	0.4%
Mastercard, Inc., Class A	16,658	5,255,266	0.8%
Microsoft Corp.	126,915	32,595,579	4.7%
NVIDIA Corp.	42,356	6,420,746	0.9%
Oracle Corp.	45,129	3,153,163	0.5%
salesforce.com, Inc. (A)	16,798	2,772,342	0.4%
Visa, Inc., Class A	32,597	6,418,023	0.9%
OTHER SECURITIES		64,944,286	9.3%
		171,162,260
Materials - 2.3%		16,352,894	2.3%
Real estate - 3.4%		23,811,716	3.4%
Utilities - 2.8%
NextEra Energy, Inc.	33,569	2,600,255	0.4%
OTHER SECURITIES		17,202,173	2.4%
		19,802,428
TOTAL COMMON STOCKS (Cost $345,798,951)		$681,062,170
PREFERRED SECURITIES - 0.0%
Consumer discretionary - 0.0%		15,197	0.0%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Industrials - 0.0%		$11,643	0.0%
Information technology - 0.0%		3,795	0.0%
TOTAL PREFERRED SECURITIES (Cost $84,689)		$30,635
WARRANTS - 0.0%		4,707	0.0%
TOTAL WARRANTS (Cost $120,251)		$4,707
SHORT-TERM INVESTMENTS - 2.9%
U.S. Government Agency - 0.8%
Federal Home Loan Bank Discount Note, 1.000%, 07/22/2022 *	$5,600,000	5,595,430	0.8%
Short-term funds - 0.7%
John Hancock Collateral Trust, 1.4215% (B)(C)	444,408	4,442,476	0.7%
Repurchase agreement - 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $9,996,067 on 7-1-22, collateralized by $10,207,100 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $10,195,933)	$9,996,000	9,996,000	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $20,035,890)		$20,033,906
Total Investments (Total Stock Market Index Trust) (Cost $366,039,781) - 100.7%		$701,131,418	100.7%
Other assets and liabilities, net - (0.7)%		(5,055,576)	(0.7)%
TOTAL NET ASSETS - 100.0%		$696,075,842	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	32	Long	Sep 2022	$2,940,156	$2,732,799	$(207,357)
S&P 500 E-Mini Index Futures	76	Long	Sep 2022	15,200,757	14,400,100	(800,657)
						$(1,008,014)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 6-30-22:
Equity Income Trust
United States	88.9%
France	3.9%
Switzerland	1.9%
Germany	1.5%
Canada	1.4%
Ireland	1.2%
Other countries	1.2%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	88.3%
Canada	2.8%
United Kingdom	1.9%
Switzerland	1.8%
Belgium	1.7%
France	1.5%
Netherlands	1.0%
South Korea	1.0%
TOTAL	100.0%
Health Sciences Trust
United States	86.9%
United Kingdom	3.6%
Netherlands	2.3%
Germany	1.8%
Switzerland	1.6%
Denmark	1.4%
Japan	1.1%
Other countries	1.3%
TOTAL	100.0%
Mid Value Trust
United States	81.9%
Canada	5.2%
United Kingdom	3.2%
Bermuda	1.5%
Belgium	1.3%
Netherlands	1.3%
South Africa	1.2%
Mexico	1.1%
Other countries	3.3%
TOTAL	100.0%
Science & Technology Trust
United States	71.6%
China	13.0%
Germany	6.5%
Ireland	3.5%
South Korea	2.1%
Argentina	1.3%
South Africa	1.0%
Other countries	1.0%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	66.8%
Japan	7.0%
United Kingdom	5.3%
Switzerland	3.7%
France	3.4%
Germany	2.4%
Australia	2.4%
Netherlands	1.5%
Hong Kong	1.0%
Sweden	1.0%
Other countries	5.5%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$6,711,015,393	$1,144,273,347	$178,792,977	$769,179,988
Affiliated investments, at value	456,633	—	—	—
Repurchase agreements, at value	1,046,000	—	—	—
Total investments, at value	6,712,518,026	1,144,273,347	178,792,977	769,179,988
Cash	63,871	—	—	—
Collateral held at broker for futures contracts	10,866,000	—	—	—
Dividends and interest receivable	5,160,002	—	—	—
Receivable for fund shares sold	3,527,911	—	3,465,541	29,683,135
Receivable for investments sold	—	236,481	—	—
Receivable for securities lending income	100	—	—	—
Receivable from affiliates	51,110	—	—	—
Other assets	152,922	34,088	8,541	26,238
Total assets	6,732,339,942	1,144,543,916	182,267,059	798,889,361
Liabilities
Payable for futures variation margin	1,843,204	—	—	—
Due to custodian	—	40,502	7,904	36,352
Payable for investments purchased	—	—	3,461,947	29,670,264
Payable for fund shares repurchased	6,150,692	216,307	—	—
Payable upon return of securities loaned	456,960	—	—	—
Payable to affiliates
Accounting and legal services fees	311,625	52,382	7,807	34,826
Other liabilities and accrued expenses	920,801	64,187	28,742	54,661
Total liabilities	9,683,282	373,378	3,506,400	29,796,103
Net assets	$6,722,656,660	$1,144,170,538	$178,760,659	$769,093,258
Net assets consist of
Paid-in capital	$2,798,972,788	$828,523,767	$130,807,239	$455,961,184
Total distributable earnings (loss)	3,923,683,872	315,646,771	47,953,420	313,132,074
Net assets	$6,722,656,660	$1,144,170,538	$178,760,659	$769,093,258
Unaffiliated investments, including repurchase agreements, at cost	$3,048,235,412	$1,099,271,628	$180,180,850	$797,504,697
Affiliated investments, at cost	$456,714	—	—	—
Securities loaned, at value	$447,780	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$4,326,677,599	$310,713,554	$35,618,680	$181,198,196
Shares outstanding	103,246,028	28,228,104	2,289,699	9,766,712
Net asset value, offering price and redemption price per share	$41.91	$11.01	$15.56	$18.55
Series II
Net assets	$70,645,823	$731,699,451	$117,975,987	$509,408,432
Shares outstanding	1,687,159	66,503,287	7,626,905	27,774,360
Net asset value, offering price and redemption price per share	$41.87	$11.00	$15.47	$18.34
Series III
Net assets	—	$101,757,533	$25,165,992	$78,486,630
Shares outstanding	—	9,219,222	1,608,914	4,244,664
Net asset value, offering price and redemption price per share	—	$11.04	$15.64	$18.49
Series NAV
Net assets	$2,325,333,238	—	—	—
Shares outstanding	55,475,699	—	—	—
Net asset value, offering price and redemption price per share	$41.92	—	—	—
The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Unaffiliated investments, at value (including securities loaned)	$829,010,196	$349,813,375	$1,600,199,480	$442,538,925
Affiliated investments, at value	—	—	3,744,212	—
Total investments, at value	829,010,196	349,813,375	1,603,943,692	442,538,925
Foreign currency, at value	—	—	54	48
Dividends and interest receivable	—	—	285,489	179,706
Receivable for fund shares sold	7,724,855	2,553,186	1,094,623	6,895
Receivable for investments sold	—	—	8,839,863	—
Receivable for securities lending income	—	—	11,229	1,845
Other assets	26,087	14,073	51,947	17,798
Total assets	836,761,138	352,380,634	1,614,226,897	442,745,217
Liabilities
Due to custodian	25,474	18,348	500	—
Payable for investments purchased	7,569,445	2,546,285	10,132,769	357,518
Payable for fund shares repurchased	142,019	—	14,870	66,411
Payable upon return of securities loaned	—	—	3,748,756	—
Payable to affiliates
Accounting and legal services fees	37,821	15,826	69,257	19,792
Trustees' fees	—	—	—	60
Other liabilities and accrued expenses	54,753	36,971	316,478	124,419
Total liabilities	7,829,512	2,617,430	14,282,630	568,200
Net assets	$828,931,626	$349,763,204	$1,599,944,267	$442,177,017
Net assets consist of
Paid-in capital	$653,469,251	$372,441,994	$928,846,420	$298,520,925
Total distributable earnings (loss)	175,462,375	(22,678,790)	671,097,847	143,656,092
Net assets	$828,931,626	$349,763,204	$1,599,944,267	$442,177,017
Unaffiliated investments, including repurchase agreements, at cost	$800,831,054	$434,885,320	$1,395,473,550	$440,006,071
Affiliated investments, at cost	—	—	$3,744,175	—
Foreign currency, at cost	—	—	$55	$48
Securities loaned, at value	—	—	$3,619,699	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$264,709,464	$105,376,306	$254,738,900	$165,818,391
Shares outstanding	17,817,749	6,638,263	9,394,844	34,515,125
Net asset value, offering price and redemption price per share	$14.86	$15.87	$27.11	$4.80
Series II
Net assets	$396,420,377	$216,754,625	$89,210,735	$50,031,454
Shares outstanding	26,842,446	13,673,260	3,472,669	12,424,368
Net asset value, offering price and redemption price per share	$14.77	$15.85	$25.69	$4.03
Series III
Net assets	$167,801,785	$27,632,273	—	—
Shares outstanding	11,298,891	1,744,400	—	—
Net asset value, offering price and redemption price per share	$14.85	$15.84	—	—
Series NAV
Net assets	—	—	$1,255,994,632	$226,327,172
Shares outstanding	—	—	46,209,170	46,652,942
Net asset value, offering price and redemption price per share	—	—	$27.18	$4.85
The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Unaffiliated investments, at value (including securities loaned)	$415,408,746	$258,806,557	$210,248,544	$1,369,104,466
Affiliated investments, at value	744,582	—	2,189,827	—
Repurchase agreements, at value	2,503,000	—	—	—
Total investments, at value	418,656,328	258,806,557	212,438,371	1,369,104,466
Cash	114,012	44,205	1,155,071	—
Foreign currency, at value	6,297	918,740	759,426	947
Collateral held at broker for futures contracts	—	—	73,355	—
Dividends and interest receivable	964,923	1,008,944	2,023,607	2,783,740
Receivable for fund shares sold	54,795	—	—	—
Receivable for investments sold	3,821,159	1,649,514	437,853	4,509,683
Receivable for securities lending income	852	1,534	—	604
Interfund lending receivable	3,780	—	—	—
Other assets	12,481	8,241	7,196	40,717
Total assets	423,634,627	262,437,735	216,894,879	1,376,440,157
Liabilities
Written options, at value	376,738	—	—	—
Payable for futures variation margin	—	—	5,100	—
Payable for investments purchased	4,421,654	1,413,327	61,445	2,451,965
Payable for fund shares repurchased	12,423	140,065	237,227	29,006
Payable upon return of securities loaned	745,615	—	2,182,912	—
Payable to affiliates
Accounting and legal services fees	19,092	12,186	9,775	63,440
Other liabilities and accrued expenses	88,263	52,316	51,773	230,996
Total liabilities	5,663,785	1,617,894	2,548,232	2,775,407
Net assets	$417,970,842	$260,819,841	$214,346,647	$1,373,664,750
Net assets consist of
Paid-in capital	$339,776,336	$265,215,174	$264,141,364	$886,055,588
Total distributable earnings (loss)	78,194,506	(4,395,333)	(49,794,717)	487,609,162
Net assets	$417,970,842	$260,819,841	$214,346,647	$1,373,664,750
Unaffiliated investments, including repurchase agreements, at cost	$435,900,050	$281,404,484	$230,899,458	$1,137,151,212
Affiliated investments, at cost	$744,566	—	$2,189,876	—
Foreign currency, at cost	$6,560	$918,221	$765,537	$953
Premiums received on written options	$1,726,822	—	—	—
Securities loaned, at value	$723,712	$1,556,521	$3,081,178	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$8,821,013	$66,251,196	$6,040,054	$219,968,417
Shares outstanding	732,111	5,189,448	642,998	14,435,871
Net asset value, offering price and redemption price per share	$12.05	$12.77	$9.39	$15.24
Series II
Net assets	$236,434,078	$40,704,030	$27,614,327	$112,923,451
Shares outstanding	19,765,809	3,194,977	2,942,410	7,469,300
Net asset value, offering price and redemption price per share	$11.96	$12.74	$9.38	$15.12
Series NAV
Net assets	$172,715,751	$153,864,615	$180,692,266	$1,040,772,882
Shares outstanding	14,379,025	12,153,923	19,262,188	68,745,931
Net asset value, offering price and redemption price per share	$12.01	$12.66	$9.38	$15.14
The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Unaffiliated investments, at value (including securities loaned)	$138,648,992	$1,860,059,404	$680,665,881	$283,888,531
Repurchase agreements, at value	1,858,000	12,971,000	12,665,000	—
Total investments, at value	140,506,992	1,873,030,404	693,330,881	283,888,531
Cash	6,741	10,700,542	711	—
Foreign currency, at value	48	25	—	201,910
Dividends and interest receivable	287,484	306,345	552,161	651,610
Receivable for fund shares sold	—	78,394	519,210	3,819
Receivable for investments sold	—	4,175,687	—	517,912
Receivable for securities lending income	8	—	—	—
Other assets	6,060	50,646	17,425	14,233
Total assets	140,807,333	1,888,342,043	694,420,388	285,278,015
Liabilities
Payable for investments purchased	—	13,381,523	—	1,410,407
Payable for fund shares repurchased	116,643	148,397	32,674	2,967,618
Payable to affiliates
Accounting and legal services fees	6,684	86,790	32,547	12,717
Other liabilities and accrued expenses	40,701	325,914	122,439	46,214
Total liabilities	164,028	13,942,624	187,660	4,436,956
Net assets	$140,643,305	$1,874,399,419	$694,232,728	$280,841,059
Net assets consist of
Paid-in capital	$107,927,910	$1,044,092,031	$448,598,238	$243,212,749
Total distributable earnings (loss)	32,715,395	830,307,388	245,634,490	37,628,310
Net assets	$140,643,305	$1,874,399,419	$694,232,728	$280,841,059
Unaffiliated investments, including repurchase agreements, at cost	$146,970,618	$1,464,256,554	$604,236,759	$288,807,302
Foreign currency, at cost	$48	$26	—	$201,935
Securities loaned, at value	—	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$97,689,398	$88,878,150	$407,701,810	$218,295,433
Shares outstanding	7,278,031	3,271,381	16,220,691	10,336,223
Net asset value, offering price and redemption price per share	$13.42	$27.17	$25.13	$21.12
Series II
Net assets	$16,466,109	$41,782,440	$143,745,801	$21,968,838
Shares outstanding	1,240,571	1,546,201	5,679,635	1,048,346
Net asset value, offering price and redemption price per share	$13.27	$27.02	$25.31	$20.96
Series NAV
Net assets	$26,487,798	$1,743,738,829	$142,785,117	$40,576,788
Shares outstanding	1,980,189	63,725,028	5,676,217	1,922,317
Net asset value, offering price and redemption price per share	$13.38	$27.36	$25.15	$21.11
The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Unaffiliated investments, at value (including securities loaned)	$264,400,200	$757,007,519	$101,130,193	—
Affiliated investments, at value	—	11,712,716	6,335,767	$930,275,217
Total investments, at value	264,400,200	768,720,235	107,465,960	930,275,217
Cash	—	75,880	1,004,448	—
Foreign currency, at value	6,140	7,431,476	239,795	—
Collateral held at broker for futures contracts	—	692,568	35,037	—
Dividends and interest receivable	173,346	3,683,716	341,357	—
Receivable for fund shares sold	41,643	—	—	2,897
Receivable for investments sold	1,598,929	3,236,416	49,043	166,203
Receivable for securities lending income	—	11,812	7,897	—
Receivable from affiliates	—	5,797	—	—
Other assets	406,538	28,487	5,462	28,125
Total assets	266,626,796	783,886,387	109,148,999	930,472,442
Liabilities
Payable for futures variation margin	—	98,364	4,141	—
Due to custodian	2,787	—	—	1,406
Foreign capital gains tax payable	—	324,863	—	—
Payable for investments purchased	965,951	2,483,324	504	—
Payable for fund shares repurchased	167,102	757,068	11,834	162,143
Payable upon return of securities loaned	—	10,530,661	6,342,906	—
Payable to affiliates
Accounting and legal services fees	11,534	34,667	4,721	41,932
Other liabilities and accrued expenses	85,362	149,221	50,304	66,632
Total liabilities	1,232,736	14,378,168	6,414,410	272,113
Net assets	$265,394,060	$769,508,219	$102,734,589	$930,200,329
Net assets consist of
Paid-in capital	$178,665,078	$654,189,263	$111,605,843	$906,814,159
Total distributable earnings (loss)	86,728,982	115,318,956	(8,871,254)	23,386,170
Net assets	$265,394,060	$769,508,219	$102,734,589	$930,200,329
Unaffiliated investments, including repurchase agreements, at cost	$216,716,950	$660,234,905	$122,852,149	—
Affiliated investments, at cost	—	$11,839,662	$6,336,653	$987,604,632
Foreign currency, at cost	$6,132	$7,724,522	$240,158	—
Securities loaned, at value	—	$14,755,095	$7,321,533	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$62,119,621	$293,791,729	$19,561,266	$33,054,630
Shares outstanding	2,450,991	17,737,259	1,555,854	2,334,144
Net asset value, offering price and redemption price per share	$25.34	$16.56	$12.57	$14.16
Series II
Net assets	$54,859,037	$18,130,761	$11,106,459	$762,196,703
Shares outstanding	2,441,834	1,094,298	885,722	53,770,949
Net asset value, offering price and redemption price per share	$22.47	$16.57	$12.54	$14.17
Series NAV
Net assets	$148,415,402	$457,585,729	$72,066,864	$134,948,996
Shares outstanding	5,727,380	27,628,352	5,726,808	9,536,838
Net asset value, offering price and redemption price per share	$25.91	$16.56	$12.58	$14.15
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust
Unaffiliated investments, at value (including securities loaned)	$3,990	—	$1,444	$540,643,843
Affiliated investments, at value	175,764,877	$5,007,502,372	288,638,879	8,806,643
Repurchase agreements, at value	—	—	—	13,900,000
Total investments, at value	175,768,867	5,007,502,372	288,640,323	563,350,486
Cash	—	—	—	35,975
Dividends and interest receivable	3	—	—	184,231
Receivable for fund shares sold	—	39,266	2,994	2,280,935
Receivable for investments sold	20,970	621,281	25,984	—
Receivable for securities lending income	—	—	—	4,191
Receivable from affiliates	668	—	529	—
Other assets	8,195	143,534	10,843	23,045
Total assets	175,798,703	5,008,306,453	288,680,673	565,878,863
Liabilities
Payable for investments purchased	—	—	—	1,785,687
Payable for fund shares repurchased	19,718	624,879	27,047	182,848
Payable upon return of securities loaned	—	—	—	8,809,093
Payable to affiliates
Accounting and legal services fees	8,034	227,843	12,876	24,279
Trustees' fees	—	—	—	5,687
Other liabilities and accrued expenses	41,897	203,299	44,993	141,832
Total liabilities	69,649	1,056,021	84,916	10,949,426
Net assets	$175,729,054	$5,007,250,432	$288,595,757	$554,929,437
Net assets consist of
Paid-in capital	$189,582,314	$4,496,306,593	$291,554,042	$564,593,779
Total distributable earnings (loss)	(13,853,260)	510,943,839	(2,958,285)	(9,664,342)
Net assets	$175,729,054	$5,007,250,432	$288,595,757	$554,929,437
Unaffiliated investments, including repurchase agreements, at cost	$3,990	—	$1,444	$751,601,341
Affiliated investments, at cost	$197,687,176	$5,160,443,909	$313,215,192	$8,807,182
Securities loaned, at value	—	—	—	$8,536,701
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$14,941,292	$198,639,765	$12,818,127	$124,741,098
Shares outstanding	1,218,553	12,953,969	951,189	10,480,848
Net asset value, offering price and redemption price per share	$12.26	$15.33	$13.48	$11.90
Series II
Net assets	$154,108,786	$4,323,459,693	$237,086,755	$58,318,212
Shares outstanding	12,564,672	281,963,146	17,575,997	5,573,216
Net asset value, offering price and redemption price per share	$12.27	$15.33	$13.49	$10.46
Series NAV
Net assets	$6,678,976	$485,150,974	$38,690,875	$371,870,127
Shares outstanding	545,096	31,647,371	2,871,422	30,402,110
Net asset value, offering price and redemption price per share	$12.25	$15.33	$13.47	$12.23
The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Mid Cap Index Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Unaffiliated investments, at value (including securities loaned)	$1,086,783,181	$562,098,348	$323,475,059	$634,582,673
Affiliated investments, at value	5,537,550	6,593,564	2,324,661	4,778,485
Repurchase agreements, at value	9,992,000	—	—	27,970,000
Total investments, at value	1,102,312,731	568,691,912	325,799,720	667,331,158
Cash	9,194,528	1,214,778	—	920
Foreign currency, at value	—	178,157	—	644,458
Collateral held at broker for futures contracts	1,792,000	—	—	—
Dividends and interest receivable	1,136,879	1,246,969	1,269,106	112,261
Receivable for fund shares sold	3,944	89,087	—	3,301
Receivable for investments sold	—	1,061,012	1,515,036	217,103,986
Receivable for securities lending income	74,545	2,511	459	6,367
Other assets	30,800	15,406	10,090	26,646
Total assets	1,114,545,427	572,499,832	328,594,411	885,229,097
Liabilities
Payable for futures variation margin	220,635	—	—	—
Payable for investments purchased	9,194,377	3,758,163	—	228,443,086
Payable for fund shares repurchased	500,240	181,130	73,041	612,825
Payable upon return of securities loaned	5,547,141	6,593,972	2,325,165	4,784,434
Payable to affiliates
Accounting and legal services fees	52,406	26,686	15,365	28,378
Trustees' fees	—	—	—	66
Other liabilities and accrued expenses	200,317	99,528	65,100	189,186
Total liabilities	15,715,116	10,659,479	2,478,671	234,057,975
Net assets	$1,098,830,311	$561,840,353	$326,115,740	$651,171,122
Net assets consist of
Paid-in capital	$806,204,510	$412,863,851	$276,343,031	$577,529,064
Total distributable earnings (loss)	292,625,801	148,976,502	49,772,709	73,642,058
Net assets	$1,098,830,311	$561,840,353	$326,115,740	$651,171,122
Unaffiliated investments, including repurchase agreements, at cost	$1,006,568,069	$520,635,225	$325,321,451	$778,150,523
Affiliated investments, at cost	$5,538,241	$6,593,439	$2,324,684	$4,778,578
Foreign currency, at cost	—	$176,621	—	$611,406
Securities loaned, at value	$5,436,705	$6,449,347	$2,277,956	$4,584,724
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$825,230,458	$216,581,334	$57,586,950	$504,368,764
Shares outstanding	41,287,974	20,130,634	2,715,829	21,008,211
Net asset value, offering price and redemption price per share	$19.99	$10.76	$21.20	$24.01
Series II
Net assets	$54,223,748	$49,151,658	$31,095,265	$45,358,780
Shares outstanding	2,733,813	4,568,461	1,469,608	2,066,454
Net asset value, offering price and redemption price per share	$19.83	$10.76	$21.16	$21.95
Series NAV
Net assets	$219,376,105	$296,107,361	$237,433,525	$101,443,578
Shares outstanding	10,974,159	27,733,083	11,273,682	4,138,299
Net asset value, offering price and redemption price per share	$19.99	$10.68	$21.06	$24.51
The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Unaffiliated investments, at value (including securities loaned)	$474,442,428	$140,256,393	$249,198,844	$435,463,581
Affiliated investments, at value	5,463,665	458,801	9,962,955	144,085
Repurchase agreements, at value	9,909,000	—	800,000	8,200,000
Total investments, at value	489,815,093	140,715,194	259,961,799	443,807,666
Cash	589,348	184,410	41,603	97,201
Foreign currency, at value	—	—	9	48
Collateral held at broker for futures contracts	1,251,600	—	—	—
Dividends and interest receivable	488,998	84,745	133,156	588,469
Receivable for fund shares sold	14,620	11,971	—	22,255
Receivable for investments sold	—	648,295	—	501,944
Receivable for securities lending income	54,788	92	3,421	52
Other assets	16,322	6,013	11,692	12,940
Total assets	492,230,769	141,650,720	260,151,680	445,030,575
Liabilities
Payable for futures variation margin	149,809	—	—	—
Payable for investments purchased	—	26,852	—	842,314
Payable for fund shares repurchased	492,714	62,087	95,435	179,643
Payable upon return of securities loaned	5,451,552	457,043	9,979,964	144,050
Payable to affiliates
Accounting and legal services fees	22,527	6,799	11,560	20,885
Other liabilities and accrued expenses	99,939	55,172	77,797	94,302
Total liabilities	6,216,541	607,953	10,164,756	1,281,194
Net assets	$486,014,228	$141,042,767	$249,986,924	$443,749,381
Net assets consist of
Paid-in capital	$381,369,072	$100,940,020	$256,781,803	$335,515,966
Total distributable earnings (loss)	104,645,156	40,102,747	(6,794,879)	108,233,415
Net assets	$486,014,228	$141,042,767	$249,986,924	$443,749,381
Unaffiliated investments, including repurchase agreements, at cost	$459,623,470	$129,732,441	$298,546,665	$432,330,133
Affiliated investments, at cost	$5,463,839	$458,869	$9,963,385	$144,112
Foreign currency, at cost	—	—	$9	$48
Securities loaned, at value	$8,485,159	$447,753	$9,723,840	$139,406
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$337,742,244	$75,149,953	$68,354,973	$146,478,524
Shares outstanding	25,585,125	2,676,420	10,037,386	9,168,627
Net asset value, offering price and redemption price per share	$13.20	$28.08	$6.81	$15.98
Series II
Net assets	$26,404,644	$27,158,721	$21,703,534	$21,093,410
Shares outstanding	2,017,576	992,667	3,563,628	1,332,662
Net asset value, offering price and redemption price per share	$13.09	$27.36	$6.09	$15.83
Series NAV
Net assets	$121,867,340	$38,734,093	$159,928,417	$276,177,447
Shares outstanding	9,215,951	1,389,972	22,902,172	17,363,231
Net asset value, offering price and redemption price per share	$13.22	$27.87	$6.98	$15.91
The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Unaffiliated investments, at value (including securities loaned)	$131,502,390	$6,938,263,033	$686,692,942
Affiliated investments, at value	3,147,934	40,836,558	4,442,476
Repurchase agreements, at value	—	30,986,000	9,996,000
Total investments, at value	134,650,324	7,010,085,591	701,131,418
Cash	136,252	44,013	4,917
Foreign currency, at value	—	12,569,987	102
Collateral held at broker for futures contracts	—	30,380,868	1,165,800
Dividends and interest receivable	88,962	12,592,451	520,548
Receivable for fund shares sold	79,852	—	9,670
Receivable for investments sold	614,196	1,344,928	144,309
Receivable for securities lending income	1,159	132,601	20,307
Other assets	6,111	186,149	20,325
Total assets	135,576,856	7,067,336,588	703,017,396
Liabilities
Payable for futures variation margin	—	2,402,834	141,922
Payable for investments purchased	238,266	2,441	—
Payable for fund shares repurchased	17,864	—	2,198,289
Payable upon return of securities loaned	3,149,138	40,867,526	4,444,642
Payable to affiliates
Accounting and legal services fees	6,150	319,648	32,383
Other liabilities and accrued expenses	48,028	1,479,759	124,318
Total liabilities	3,459,446	45,072,208	6,941,554
Net assets	$132,117,410	$7,022,264,380	$696,075,842
Net assets consist of
Paid-in capital	$93,518,644	$2,955,063,609	$235,713,270
Total distributable earnings (loss)	38,598,766	4,067,200,771	460,362,572
Net assets	$132,117,410	$7,022,264,380	$696,075,842
Unaffiliated investments, including repurchase agreements, at cost	$116,419,845	$4,413,424,391	$361,596,624
Affiliated investments, at cost	$3,148,055	$40,841,692	$4,443,157
Foreign currency, at cost	—	$12,812,051	$107
Securities loaned, at value	$3,060,532	$61,900,178	$4,484,513
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$43,860,276	—	$458,547,917
Shares outstanding	4,386,955	—	19,021,219
Net asset value, offering price and redemption price per share	$10.00	—	$24.11
Series II
Net assets	$33,410,379	—	$39,403,382
Shares outstanding	3,517,278	—	1,644,892
Net asset value, offering price and redemption price per share	$9.50	—	$23.96[1]
Series NAV
Net assets	$54,846,755	$7,022,264,380	$198,124,543
Shares outstanding	5,521,590	387,904,196	8,217,519
Net asset value, offering price and redemption price per share	$9.93	$18.10	$24.11
[1]	Net asset value, offering price and redemption price per share of $23.96 is calculated using Net assets of $39,403,381.83 and Shares outstanding of 1,644,891.64.
The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$57,232,354	$5,344,546	$455,482	$1,222,950
Interest	244,605	—	—	—
Securities lending	3,116	—	—	—
Less foreign taxes withheld	(13,661)	—	—	—
Total investment income	57,466,414	5,344,546	455,482	1,222,950
Expenses
Investment management fees	17,375,755	—	—	—
Distribution and service fees	1,316,157	4,242,807	667,065	3,009,511
Accounting and legal services fees	473,742	81,021	12,606	54,530
Trustees' fees	62,808	10,613	1,858	8,009
Custodian fees	413,888	5,951	5,951	5,951
Printing and postage	70,439	21,344	12,095	18,063
Professional fees	84,039	23,191	12,015	20,279
Other	116,132	16,512	7,061	13,286
Total expenses	19,912,960	4,401,439	718,651	3,129,629
Less expense reductions	(9,166,826)	(299,750)	(63,260)	(307,874)
Net expenses	10,746,134	4,101,689	655,391	2,821,755
Net investment income (loss)	46,720,280	1,242,857	(199,909)	(1,598,805)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	34,552,050	32,674,878	3,366,530	20,287,108
Affiliated investments	(1,117)	—	—	—
Capital gain distributions received from unaffiliated investments	—	124,712,356	21,347,894	118,704,173
Futures contracts	(29,754,072)	—	—	—
	4,796,861	157,387,234	24,714,424	138,991,281
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,727,692,595)	(382,336,693)	(94,169,702)	(462,777,880)
Affiliated investments	326	—	—	—
Futures contracts	(15,351,681)	—	—	—
	(1,743,043,950)	(382,336,693)	(94,169,702)	(462,777,880)
Net realized and unrealized gain (loss)	(1,738,247,089)	(224,949,459)	(69,455,278)	(323,786,599)
Decrease in net assets from operations	$(1,691,526,809)	$(223,706,602)	$(69,655,187)	$(325,385,404)
The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends from unaffiliated investments	$2,767,649	$1,833,093	$3,887,266	$1,457,506
Interest	—	—	81,761	23,995
Non-cash dividends	—	—	355,244	—
Securities lending	—	—	47,260	11
Less foreign taxes withheld	—	—	(27,108)	(38,387)
Total investment income	2,767,649	1,833,093	4,344,423	1,443,125
Expenses
Investment management fees	—	—	6,941,556	1,980,171
Distribution and service fees	2,853,604	1,357,279	217,246	131,459
Accounting and legal services fees	58,949	25,640	112,839	32,206
Trustees' fees	8,069	3,524	16,909	5,454
Custodian fees	5,670	5,951	125,618	42,176
Printing and postage	18,220	18,783	101,666	14,730
Professional fees	19,789	14,533	36,788	26,224
Other	13,356	8,673	42,859	25,005
Total expenses	2,977,657	1,434,383	7,595,481	2,257,425
Less expense reductions	(199,631)	(42,198)	(351,665)	(23,669)
Net expenses	2,778,026	1,392,185	7,243,816	2,233,756
Net investment income (loss)	(10,377)	440,908	(2,899,393)	(790,631)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	13,222,428	2,373,828	19,631,819	7,562,055
Affiliated investments	—	—	(4,483)	(18)
Capital gain distributions received from unaffiliated investments	86,561,662	51,779,405	—	—
	99,784,090	54,153,233	19,627,336	7,562,037
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(310,216,485)	(161,216,131)	(813,360,514)	(266,663,057)
Affiliated investments	—	—	37	18
	(310,216,485)	(161,216,131)	(813,360,477)	(266,663,039)
Net realized and unrealized gain (loss)	(210,432,395)	(107,062,898)	(793,733,141)	(259,101,002)
Decrease in net assets from operations	$(210,442,772)	$(106,621,990)	$(796,632,534)	$(259,891,633)
The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Interest	$2,152,898	$8,402	$315	$32,390
Dividends from unaffiliated investments	1,546,217	6,883,989	6,303,973	21,165,815
Securities lending	5,786	33,696	44,209	17,553
Less foreign taxes withheld	(9,560)	(796,219)	(654,219)	(551,246)
Total investment income	3,695,341	6,129,868	5,694,278	20,664,512
Expenses
Investment management fees	1,887,754	1,125,077	1,005,958	5,249,084
Distribution and service fees	330,219	75,936	41,069	216,476
Accounting and legal services fees	29,059	18,762	15,092	97,474
Trustees' fees	3,792	2,367	1,934	12,826
Custodian fees	31,330	56,590	131,630	91,001
Printing and postage	13,300	11,803	13,214	24,251
Professional fees	29,625	27,885	24,348	34,040
Other	15,532	17,592	18,804	35,593
Total expenses	2,340,611	1,336,012	1,252,049	5,760,745
Less expense reductions	(106,020)	(12,176)	(10,015)	(245,221)
Net expenses	2,234,591	1,323,836	1,242,034	5,515,524
Net investment income	1,460,750	4,806,032	4,452,244	15,148,988
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	35,110,016	12,923,533	1,137,798	86,893,797
Affiliated investments	(895)	(1,481)	(924)	(5,468)
Capital gain distributions received from affiliated investments	—	—	280	—
Futures contracts	—	—	(209,809)	—
Written options	2,403,891	—	—	—
	37,513,012	12,922,052	927,345	86,888,329
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(115,600,952)	(49,906,406)	(31,100,423)	(223,795,011)
Affiliated investments	369	—	254	(60)
Futures contracts	—	—	(57,833)	—
Written options	6,108,764	—	—	—
	(109,491,819)	(49,906,406)	(31,158,002)	(223,795,071)
Net realized and unrealized gain (loss)	(71,978,807)	(36,984,354)	(30,230,657)	(136,906,742)
Decrease in net assets from operations	$(70,518,057)	$(32,178,322)	$(25,778,413)	$(121,757,754)
The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Dividends from unaffiliated investments	$2,210,895	$10,871,517	$7,714,480	$4,308,670
Interest	171	10,599	9,817	17,442
Non-cash dividends	—	—	—	714,833
Securities lending	468	—	—	—
Less foreign taxes withheld	(76,339)	(236,522)	(219,890)	(399,476)
Total investment income	2,135,195	10,645,594	7,504,407	4,641,469
Expenses
Investment management fees	664,539	7,501,144	2,627,101	1,268,528
Distribution and service fees	55,585	89,972	315,309	93,387
Accounting and legal services fees	10,329	136,494	49,078	20,226
Trustees' fees	1,535	19,275	6,348	2,613
Custodian fees	14,812	141,969	50,586	48,758
Printing and postage	9,695	32,613	15,050	11,353
Professional fees	17,184	36,513	22,124	25,808
Other	11,318	41,435	19,089	12,328
Total expenses	784,997	7,999,415	3,104,685	1,483,001
Less expense reductions	(7,249)	(93,555)	(43,823)	(13,319)
Net expenses	777,748	7,905,860	3,060,862	1,469,682
Net investment income	1,357,447	2,739,734	4,443,545	3,171,787
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,738,735	227,842,057	54,562,061	14,883,245
Affiliated investments	(27)	—	—	—
	10,738,708	227,842,057	54,562,061	14,883,245
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(45,345,138)	(881,487,949)	(164,599,274)	(76,123,460)
	(45,345,138)	(881,487,949)	(164,599,274)	(76,123,460)
Net realized and unrealized gain (loss)	(34,606,430)	(653,645,892)	(110,037,213)	(61,240,215)
Decrease in net assets from operations	$(33,248,983)	$(650,906,158)	$(105,593,668)	$(58,068,428)
The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Dividends from unaffiliated investments	$1,139,278	$18,219,818	$2,297,522	—
Interest	2,351	—	300	—
Dividends from affiliated investments	—	29,457	—	—
Securities lending	—	95,265	45,021	—
Less foreign taxes withheld	(27,687)	(1,757,853)	(234,725)	—
Total investment income	1,113,942	16,586,687	2,108,118	—
Expenses
Investment management fees	1,349,738	2,256,851	470,959	$218,095
Distribution and service fees	93,112	108,390	22,157	1,096,726
Accounting and legal services fees	17,978	55,097	7,458	66,225
Trustees' fees	2,481	6,802	1,001	8,899
Custodian fees	21,538	203,193	53,100	11,299
Printing and postage	11,013	17,706	9,375	20,020
Professional fees	31,367	37,744	23,486	28,157
Other	19,460	51,742	10,067	14,183
Total expenses	1,546,687	2,737,525	597,603	1,463,604
Less expense reductions	(83,835)	(1,136,762)	(4,831)	(26,324)
Net expenses	1,462,852	1,600,763	592,772	1,437,280
Net investment income (loss)	(348,910)	14,985,924	1,515,346	(1,437,280)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,980,854	6,863,384	2,087,116	17
Affiliated investments	—	22,020	(1,614)	3,619,427
Capital gain distributions received from affiliated investments	—	654	474	—
Futures contracts	—	(4,940,724)	(28,651)	—
	6,980,854	1,945,334	2,057,325	3,619,444
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(70,972,099)	(191,149,833)	(31,543,804)	—
Affiliated investments	—	(144,268)	(358)	(184,475,422)
Futures contracts	—	(45,102)	(60,146)	—
	(70,972,099)	(191,339,203)	(31,604,308)	(184,475,422)
Net realized and unrealized gain (loss)	(63,991,245)	(189,393,869)	(29,546,983)	(180,855,978)
Decrease in net assets from operations	$(64,340,155)	$(174,407,945)	$(28,031,637)	$(182,293,258)
The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust
Dividends from unaffiliated investments	—	—	—	$751,323
Interest	—	—	—	31,102
Securities lending	—	—	—	41,918
Total investment income	—	—	—	824,343
Expenses
Investment management fees	$41,346	$1,172,646	$66,184	2,839,124
Distribution and service fees	224,408	6,190,802	334,543	136,455
Accounting and legal services fees	12,629	356,306	20,233	39,939
Trustees' fees	1,746	47,399	2,745	7,992
Custodian fees	11,299	9,657	11,299	46,869
Printing and postage	10,593	71,234	11,713	16,470
Professional fees	18,865	79,287	20,118	32,245
Other	7,061	56,308	7,909	26,661
Total expenses	327,947	7,983,639	474,744	3,145,755
Less expense reductions	(27,269)	(141,540)	(18,100)	(28,764)
Net expenses	300,678	7,842,099	456,644	3,116,991
Net investment loss	(300,678)	(7,842,099)	(456,644)	(2,292,648)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	4,444	—	(52,111,094)
Affiliated investments	763,547	34,411,504	959,447	(16,493)
	763,547	34,415,948	959,447	(52,127,587)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	—	—	(302,948,742)
Affiliated investments	(28,998,738)	(1,121,286,584)	(52,682,139)	5,542
	(28,998,738)	(1,121,286,584)	(52,682,139)	(302,943,200)
Net realized and unrealized gain (loss)	(28,235,191)	(1,086,870,636)	(51,722,692)	(355,070,787)
Decrease in net assets from operations	$(28,535,869)	$(1,094,712,735)	$(52,179,336)	$(357,363,435)
The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Mid Cap Index Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Dividends from unaffiliated investments	$9,753,672	$6,762,772	$4,752,088	$1,427,966
Interest	27,669	95,754	5,178	17,688
Non-cash dividends	—	—	334,352	—
Securities lending	126,435	3,893	804	57,014
Less foreign taxes withheld	—	(189,589)	(9,667)	(89,229)
Total investment income	9,907,776	6,672,830	5,082,755	1,413,439
Expenses
Investment management fees	3,002,272	2,792,158	1,308,911	4,125,075
Distribution and service fees	317,928	128,741	63,437	229,223
Accounting and legal services fees	79,486	40,008	23,277	47,531
Trustees' fees	10,819	5,170	3,225	7,461
Custodian fees	77,617	40,626	24,459	74,264
Printing and postage	20,031	13,775	13,508	15,892
Professional fees	31,958	21,927	20,411	29,399
Other	27,644	18,688	13,519	24,517
Total expenses	3,567,755	3,061,093	1,470,747	4,553,362
Less expense reductions	(692,844)	(165,624)	(15,691)	(224,806)
Net expenses	2,874,911	2,895,469	1,455,056	4,328,556
Net investment income (loss)	7,032,865	3,777,361	3,627,699	(2,915,117)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	33,149,166	56,076,113	16,596,634	(112,147,364)
Affiliated investments	(7,015)	(735)	(766)	(4,979)
Futures contracts	(4,599,546)	—	—	—
	28,542,605	56,075,378	16,595,868	(112,152,343)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(312,231,700)	(122,000,608)	(117,292,677)	(238,518,921)
Affiliated investments	1,014	120	233	335
Futures contracts	(2,011,086)	—	—	—
	(314,241,772)	(122,000,488)	(117,292,444)	(238,518,586)
Net realized and unrealized gain (loss)	(285,699,167)	(65,925,110)	(100,696,576)	(350,670,929)
Decrease in net assets from operations	$(278,666,302)	$(62,147,749)	$(97,068,877)	$(353,586,046)
The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Dividends from unaffiliated investments	$3,364,650	$864,280	$974,300	$5,597,249
Interest	4,399	1,934	14,589	17,847
Securities lending	200,850	1,386	14,544	1,996
Less foreign taxes withheld	(5,781)	(2,375)	—	(2,999)
Total investment income	3,564,118	865,225	1,003,433	5,614,093
Expenses
Investment management fees	1,366,331	773,280	1,587,527	2,364,741
Distribution and service fees	136,921	60,703	56,590	71,068
Accounting and legal services fees	34,512	9,935	18,599	31,621
Trustees' fees	4,906	1,348	2,899	4,259
Custodian fees	38,445	17,914	22,705	33,209
Printing and postage	13,317	9,594	12,123	13,740
Professional fees	21,900	20,834	26,453	27,246
Other	17,693	10,257	14,986	15,889
Total expenses	1,634,025	903,865	1,741,882	2,561,773
Less expense reductions	(165,613)	(196,659)	(13,275)	(21,144)
Net expenses	1,468,412	707,206	1,728,607	2,540,629
Net investment income (loss)	2,095,706	158,019	(725,174)	3,073,464
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,684,603	7,601,182	(31,543,651)	29,218,600
Affiliated investments	(6,492)	(288)	(2,018)	63
Futures contracts	(3,902,460)	—	—	—
	4,775,651	7,600,894	(31,545,669)	29,218,663
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(159,013,094)	(35,078,532)	(99,778,035)	(99,134,104)
Affiliated investments	618	(52)	34	(27)
Futures contracts	(1,456,583)	—	—	—
	(160,469,059)	(35,078,584)	(99,778,001)	(99,134,131)
Net realized and unrealized gain (loss)	(155,693,408)	(27,477,690)	(131,323,670)	(69,915,468)
Decrease in net assets from operations	$(153,597,702)	$(27,319,671)	$(132,048,844)	$(66,842,004)
The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Dividends from unaffiliated investments	$1,021,224	$98,543,427	$5,937,376
Interest	6,949	261,183	2,076
Securities lending	17,767	579,704	129,960
Less foreign taxes withheld	(2,952)	(5,533,192)	(209)
Total investment income	1,042,988	93,851,122	6,069,203
Expenses
Investment management fees	782,727	25,313,120	1,918,345
Distribution and service fees	60,317	—	191,017
Accounting and legal services fees	9,242	502,140	50,060
Trustees' fees	1,339	68,117	6,942
Custodian fees	12,372	645,827	50,916
Printing and postage	9,751	37,021	14,944
Professional fees	20,883	108,558	23,341
Other	10,049	175,555	21,321
Total expenses	906,680	26,850,338	2,276,886
Less expense reductions	(51,403)	(5,476,719)	(316,380)
Net expenses	855,277	21,373,619	1,960,506
Net investment income	187,711	72,477,503	4,108,697
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,320,811	332,236,060	24,087,696
Affiliated investments	(1,372)	(31,924)	(4,266)
Futures contracts	—	(26,575,900)	(1,753,082)
	5,319,439	305,628,236	22,330,348
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(40,106,656)	(2,151,816,005)	(224,941,679)
Affiliated investments	33	(1,751)	112
Futures contracts	—	(10,027,835)	(1,625,302)
	(40,106,623)	(2,161,845,591)	(226,566,869)
Net realized and unrealized gain (loss)	(34,787,184)	(1,856,217,355)	(204,236,521)
Decrease in net assets from operations	$(34,599,473)	$(1,783,739,852)	$(200,127,824)
The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$46,720,280	$82,621,218	$1,242,857	$15,303,629	$(199,909)	$(158,815)
Net realized gain	4,796,861	257,454,701	157,387,234	155,084,254	24,714,424	25,869,956
Change in net unrealized appreciation (depreciation)	(1,743,043,950)	1,562,192,946	(382,336,693)	25,886,870	(94,169,702)	11,504,512
Increase (decrease) in net assets resulting from operations	(1,691,526,809)	1,902,268,865	(223,706,602)	196,274,753	(69,655,187)	37,215,653
Distributions to shareholders
From earnings
Series I	—	(265,985,404)	—	(25,549,663)	—	(2,613,854)
Series II	—	(4,601,443)	—	(63,349,495)	—	(9,771,876)
Series III	—	—	—	(9,191,535)	—	(1,859,742)
Series NAV	—	(147,343,602)	—	—	—	—
Total distributions	—	(417,930,449)	—	(98,090,693)	—	(14,245,472)
From portfolio share transactions
Portfolio share transactions	(26,628,719)	131,281,151	(55,268,961)	(86,635,209)	(2,099,669)	(15,189,504)
Total increase (decrease)	(1,718,155,528)	1,615,619,567	(278,975,563)	11,548,851	(71,754,856)	7,780,677
Net assets
Beginning of period	8,440,812,188	6,825,192,621	1,423,146,101	1,411,597,250	250,515,515	242,734,838
End of period	$6,722,656,660	$8,440,812,188	$1,144,170,538	$1,423,146,101	$178,760,659	$250,515,515
	American Growth Trust		American Growth-Income Trust		American International Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,598,805)	$(1,840,938)	$(10,377)	$7,968,893	$440,908	$9,417,175
Net realized gain	138,991,281	210,335,350	99,784,090	49,474,904	54,153,233	16,758,824
Change in net unrealized appreciation (depreciation)	(462,777,880)	3,712,091	(310,216,485)	170,916,010	(161,216,131)	(33,438,008)
Increase (decrease) in net assets resulting from operations	(325,385,404)	212,206,503	(210,442,772)	228,359,807	(106,621,990)	(7,262,009)
Distributions to shareholders
From earnings
Series I	—	(16,926,510)	—	(18,561,160)	—	(3,212,329)
Series II	—	(49,814,210)	—	(29,802,194)	—	(5,781,433)
Series III	—	(7,433,792)	—	(12,747,995)	—	(880,914)
Total distributions	—	(74,174,512)	—	(61,111,349)	—	(9,874,676)
From portfolio share transactions
Portfolio share transactions	(15,851,768)	(74,139,928)	(51,528,357)	(110,551,831)	(18,010,917)	(32,982,682)
Total increase (decrease)	(341,237,172)	63,892,063	(261,971,129)	56,696,627	(124,632,907)	(50,119,367)
Net assets
Beginning of period	1,110,330,430	1,046,438,367	1,090,902,755	1,034,206,128	474,396,111	524,515,478
End of period	$769,093,258	$1,110,330,430	$828,931,626	$1,090,902,755	$349,763,204	$474,396,111
The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(2,899,393)	$(10,471,822)	$(790,631)	$(3,798,239)	$1,460,750	$2,506,766
Net realized gain	19,627,336	462,927,497	7,562,037	135,583,833	37,513,012	57,002,034
Change in net unrealized appreciation (depreciation)	(813,360,477)	(72,203,753)	(266,663,039)	(22,637,954)	(109,491,819)	18,843,618
Increase (decrease) in net assets resulting from operations	(796,632,534)	380,251,922	(259,891,633)	109,147,640	(70,518,057)	78,352,418
Distributions to shareholders
From earnings
Series I	—	(53,285,942)	—	(42,630,402)	—	(873,842)
Series II	—	(20,938,817)	—	(16,028,692)	—	(32,083,186)
Series NAV	—	(246,474,578)	—	(64,811,035)	—	(21,562,201)
Total distributions	—	(320,699,337)	—	(123,470,129)	—	(54,519,229)
From portfolio share transactions
Portfolio share transactions	(34,493,937)	15,093,342	(93,548,859)	66,299,158	(7,641,323)	22,539,904
Total increase (decrease)	(831,126,471)	74,645,927	(353,440,492)	51,976,669	(78,159,380)	46,373,093
Net assets
Beginning of period	2,431,070,738	2,356,424,811	795,617,509	743,640,840	496,130,222	449,757,129
End of period	$1,599,944,267	$2,431,070,738	$442,177,017	$795,617,509	$417,970,842	$496,130,222
	Disciplined Value International Trust		Emerging Markets Value Trust		Equity Income Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$4,806,032	$10,253,290	$4,452,244	$6,363,984	$15,148,988	$27,219,177
Net realized gain	12,922,052	38,500,283	927,345	15,250,323	86,888,329	155,935,522
Change in net unrealized appreciation (depreciation)	(49,906,406)	(10,027,891)	(31,158,002)	4,676,354	(223,795,071)	186,724,068
Increase (decrease) in net assets resulting from operations	(32,178,322)	38,725,682	(25,778,413)	26,290,661	(121,757,754)	369,878,767
Distributions to shareholders
From earnings
Series I	—	(2,030,630)	—	(156,248)	—	(9,806,219)
Series II	—	(1,102,310)	—	(746,253)	—	(4,875,034)
Series NAV	—	(5,089,324)	—	(5,085,088)	—	(51,543,334)
Total distributions	—	(8,222,264)	—	(5,987,589)	—	(66,224,587)
From portfolio share transactions
Portfolio share transactions	(23,684,614)	(14,582,714)	(10,188,689)	(2,665,895)	(195,693,864)	(96,880,487)
Total increase (decrease)	(55,862,936)	15,920,704	(35,967,102)	17,637,177	(317,451,618)	206,773,693
Net assets
Beginning of period	316,682,777	300,762,073	250,313,749	232,676,572	1,691,116,368	1,484,342,675
End of period	$260,819,841	$316,682,777	$214,346,647	$250,313,749	$1,373,664,750	$1,691,116,368
The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Financial Industries Trust		Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$1,357,447	$1,590,015	$2,739,734	$3,778,543	$4,443,545	$5,591,141
Net realized gain	10,738,708	26,591,128	227,842,057	189,973,676	54,562,061	96,237,215
Change in net unrealized appreciation (depreciation)	(45,345,138)	12,034,337	(881,487,949)	456,944,262	(164,599,274)	95,966,972
Increase (decrease) in net assets resulting from operations	(33,248,983)	40,215,480	(650,906,158)	650,696,481	(105,593,668)	197,795,328
Distributions to shareholders
From earnings
Series I	—	(1,684,170)	—	(10,257,524)	—	(56,191,998)
Series II	—	(256,431)	—	(4,693,418)	—	(20,550,791)
Series NAV	—	(460,694)	—	(185,238,532)	—	(18,824,449)
Total distributions	—	(2,401,295)	—	(200,189,474)	—	(95,567,238)
From portfolio share transactions
Portfolio share transactions	(14,169,556)	17,907,002	(131,143,286)	18,175,731	(23,219,428)	46,091,141
Total increase (decrease)	(47,418,539)	55,721,187	(782,049,444)	468,682,738	(128,813,096)	148,319,231
Net assets
Beginning of period	188,061,844	132,340,657	2,656,448,863	2,187,766,125	823,045,824	674,726,593
End of period	$140,643,305	$188,061,844	$1,874,399,419	$2,656,448,863	$694,232,728	$823,045,824
	Global Equity Trust		Health Sciences Trust		International Equity Index Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$3,171,787	$5,844,829	$(348,910)	$(1,647,036)	$14,985,924	$21,312,945
Net realized gain	14,883,245	58,039,435	6,980,854	34,694,310	1,945,334	7,075,395
Change in net unrealized appreciation (depreciation)	(76,123,460)	3,593,042	(70,972,099)	2,086,054	(191,339,203)	36,877,274
Increase (decrease) in net assets resulting from operations	(58,068,428)	67,477,306	(64,340,155)	35,133,328	(174,407,945)	65,265,614
Distributions to shareholders
From earnings
Series I	—	—	—	(7,928,751)	—	(14,421,651)
Series II	—	—	—	(8,175,901)	—	(842,152)
Series NAV	—	—	—	(17,177,377)	—	(20,407,077)
Total distributions	—	—	—	(33,282,029)	—	(35,670,880)
From portfolio share transactions
Portfolio share transactions	(18,802,880)	(46,149,713)	(8,878,664)	11,164,886	14,019,469	32,023,495
Total increase (decrease)	(76,871,308)	21,327,593	(73,218,819)	13,016,185	(160,388,476)	61,618,229
Net assets
Beginning of period	357,712,367	336,384,774	338,612,879	325,596,694	929,896,695	868,278,466
End of period	$280,841,059	$357,712,367	$265,394,060	$338,612,879	$769,508,219	$929,896,695
The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Small Company Trust		Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$1,515,346	$1,687,129	$(1,437,280)	$24,121,693	$(300,678)	$5,187,432
Net realized gain	2,057,325	9,093,959	3,619,444	84,277,623	763,547	10,283,809
Change in net unrealized appreciation (depreciation)	(31,604,308)	5,095,710	(184,475,422)	(3,309,046)	(28,998,738)	(9,179,779)
Increase (decrease) in net assets resulting from operations	(28,031,637)	15,876,798	(182,293,258)	105,090,270	(28,535,869)	6,291,462
Distributions to shareholders
From earnings
Series I	—	(1,102,079)	—	(2,732,821)	—	(952,622)
Series II	—	(583,400)	—	(63,670,255)	—	(9,844,226)
Series NAV	—	(3,594,628)	—	(10,480,543)	—	(417,268)
Total distributions	—	(5,280,107)	—	(76,883,619)	—	(11,214,116)
From portfolio share transactions
Portfolio share transactions	1,305,717	2,338,705	(86,888,610)	34,150,151	(21,188,422)	(3,281,405)
Total increase (decrease)	(26,725,920)	12,935,396	(269,181,868)	62,356,802	(49,724,291)	(8,204,059)
Net assets
Beginning of period	129,460,509	116,525,113	1,199,382,197	1,137,025,395	225,453,345	233,657,404
End of period	$102,734,589	$129,460,509	$930,200,329	$1,199,382,197	$175,729,054	$225,453,345
	Lifestyle Growth Portfolio		Lifestyle Moderate Portfolio		Mid Cap Growth Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(7,842,099)	$113,320,964	$(456,644)	$7,650,130	$(2,292,648)	$(6,912,887)
Net realized gain (loss)	34,415,948	661,227,643	959,447	23,384,509	(52,127,587)	251,421,418
Change in net unrealized appreciation (depreciation)	(1,121,286,584)	60,095,186	(52,682,139)	(6,375,515)	(302,943,200)	(207,912,971)
Increase (decrease) in net assets resulting from operations	(1,094,712,735)	834,643,793	(52,179,336)	24,659,124	(357,363,435)	36,595,560
Distributions to shareholders
From earnings
Series I	—	(21,705,431)	—	(1,045,218)	—	(62,172,424)
Series II	—	(472,384,545)	—	(18,665,532)	—	(33,315,597)
Series NAV	—	(50,210,447)	—	(2,820,705)	—	(168,149,385)
Total distributions	—	(544,300,423)	—	(22,531,455)	—	(263,637,406)
From portfolio share transactions
Portfolio share transactions	(324,936,853)	(204,018,604)	(21,012,271)	3,474,332	(18,560,900)	169,007,195
Issued in reorganization	—	39,049,320	—	—	—	—
Total from portfolio share transactions	(324,936,853)	(164,969,284)	(21,012,271)	3,474,332	(18,560,900)	169,007,195
Total increase (decrease)	(1,419,649,588)	125,374,086	(73,191,607)	5,602,001	(375,924,335)	(58,034,651)
Net assets
Beginning of period	6,426,900,020	6,301,525,934	361,787,364	356,185,363	930,853,772	988,888,423
End of period	$5,007,250,432	$6,426,900,020	$288,595,757	$361,787,364	$554,929,437	$930,853,772
The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Mid Cap Index Trust		Mid Value Trust		Real Estate Securities Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$7,032,865	$11,281,482	$3,777,361	$3,204,048	$3,627,699	$4,990,275
Net realized gain	28,542,605	167,683,236	56,075,378	74,256,357	16,595,868	38,540,092
Change in net unrealized appreciation (depreciation)	(314,241,772)	125,490,123	(122,000,488)	63,647,534	(117,292,444)	98,394,819
Increase (decrease) in net assets resulting from operations	(278,666,302)	304,454,841	(62,147,749)	141,107,939	(97,068,877)	141,925,186
Distributions to shareholders
From earnings
Series I	—	(66,961,139)	—	(13,610,356)	—	(1,028,492)
Series II	—	(4,415,180)	—	(2,998,835)	—	(495,183)
Series NAV	—	(17,940,775)	—	(20,260,519)	—	(4,022,665)
Total distributions	—	(89,317,094)	—	(36,869,710)	—	(5,546,340)
From portfolio share transactions
Portfolio share transactions	(78,977,001)	(62,629,455)	(39,037,230)	(43,979,768)	(9,335,034)	(18,078,786)
Total increase (decrease)	(357,643,303)	152,508,292	(101,184,979)	60,258,461	(106,403,911)	118,300,060
Net assets
Beginning of period	1,456,473,614	1,303,965,322	663,025,332	602,766,871	432,519,651	314,219,591
End of period	$1,098,830,311	$1,456,473,614	$561,840,353	$663,025,332	$326,115,740	$432,519,651
	Science & Technology Trust		Small Cap Index Trust		Small Cap Opportunities Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(2,915,117)	$(6,809,661)	$2,095,706	$4,624,859	$158,019	$946,158
Net realized gain (loss)	(112,152,343)	326,207,128	4,775,651	74,097,359	7,600,894	21,450,364
Change in net unrealized appreciation (depreciation)	(238,518,586)	(224,022,085)	(160,469,059)	7,415,144	(35,078,584)	19,805,499
Increase (decrease) in net assets resulting from operations	(353,586,046)	95,375,382	(153,597,702)	86,137,362	(27,319,671)	42,202,021
Distributions to shareholders
From earnings
Series I	—	(174,485,794)	—	(36,104,058)	—	(2,357,324)
Series II	—	(17,304,448)	—	(2,821,544)	—	(827,428)
Series NAV	—	(31,106,075)	—	(12,923,887)	—	(925,316)
Total distributions	—	(222,896,317)	—	(51,849,489)	—	(4,110,068)
From portfolio share transactions
Portfolio share transactions	(66,411,259)	31,965,714	(25,642,079)	24,774,563	777,474	(11,537,282)
Total increase (decrease)	(419,997,305)	(95,555,221)	(179,239,781)	59,062,436	(26,542,197)	26,554,671
Net assets
Beginning of period	1,071,168,427	1,166,723,648	665,254,009	606,191,573	167,584,964	141,030,293
End of period	$651,171,122	$1,071,168,427	$486,014,228	$665,254,009	$141,042,767	$167,584,964
The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Stock Trust		Small Cap Value Trust		Small Company Value Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(725,174)	$(3,811,225)	$3,073,464	$3,079,598	$187,711	$(82,351)
Net realized gain (loss)	(31,545,669)	78,897,492	29,218,663	73,703,292	5,319,439	19,070,234
Change in net unrealized appreciation (depreciation)	(99,778,001)	(72,185,597)	(99,134,131)	49,502,029	(40,106,623)	14,923,943
Increase (decrease) in net assets resulting from operations	(132,048,844)	2,900,670	(66,842,004)	126,284,919	(34,599,473)	33,911,826
Distributions to shareholders
From earnings
Series I	—	(17,775,622)	—	(2,461,150)	—	(1,636,688)
Series II	—	(6,055,887)	—	(318,967)	—	(1,212,560)
Series NAV	—	(38,952,480)	—	(4,804,529)	—	(1,906,048)
Total distributions	—	(62,783,989)	—	(7,584,646)	—	(4,755,296)
From portfolio share transactions
Portfolio share transactions	(25,244,244)	27,337,200	(42,156,657)	(54,294,929)	(3,683,164)	(13,916,989)
Total increase (decrease)	(157,293,088)	(32,546,119)	(108,998,661)	64,405,344	(38,282,637)	15,239,541
Net assets
Beginning of period	407,280,012	439,826,131	552,748,042	488,342,698	170,400,047	155,160,506
End of period	$249,986,924	$407,280,012	$443,749,381	$552,748,042	$132,117,410	$170,400,047
	Strategic Equity Allocation Trust		Total Stock Market Index Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$72,477,503	$118,739,058	$4,108,697	$7,811,512
Net realized gain	305,628,236	1,229,034,854	22,330,348	100,576,108
Change in net unrealized appreciation (depreciation)	(2,161,845,591)	458,922,936	(226,566,869)	85,012,392
Increase (decrease) in net assets resulting from operations	(1,783,739,852)	1,806,696,848	(200,127,824)	193,400,012
Distributions to shareholders
From earnings
Series I	—	—	—	(34,482,074)
Series II	—	—	—	(2,815,513)
Series NAV	—	(1,025,242,559)	—	(14,173,525)
Total distributions	—	(1,025,242,559)	—	(51,471,112)
From portfolio share transactions
Portfolio share transactions	(485,218,718)	(873,587,139)	(45,571,810)	(16,492,165)
Total increase (decrease)	(2,268,958,570)	(92,132,850)	(245,699,634)	125,436,735
Net assets
Beginning of period	9,291,222,950	9,383,355,800	941,775,476	816,338,741
End of period	$7,022,264,380	$9,291,222,950	$696,075,842	$941,775,476
The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
06-30-2022[3]	52.44	0.29	(10.82)	(10.53)	—	—	—	—	41.91	(20.08)[4]	0.54[5]	0.30[5]	1.22[5]	4,327	1
12-31-2021	43.08	0.52	11.55	12.07	(0.67)	(2.04)	—	(2.71)	52.44	28.29	0.54	0.30	1.06	5,400	2
12-31-2020	37.84	0.65	6.05	6.70	(0.71)	(0.75)	—	(1.46)	43.08	18.11	0.55	0.30	1.73	4,313	4
12-31-2019	29.81	0.64	8.52	9.16	(0.60)	(0.53)	—	(1.13)	37.84	31.05	0.55	0.30	1.84	3,797	3[6]
12-31-2018	32.20	0.60	(2.02)	(1.42)	(0.44)	(0.53)	—	(0.97)	29.81	(4.69)	0.55	0.30	1.81	3,026	4
12-31-2017	27.29	0.50	5.31	5.81	(0.52)	(0.38)	—	(0.90)	32.20	21.52	0.55	0.30	1.69	3,135	3
Series II
06-30-2022[3]	52.45	0.24	(10.82)	(10.58)	—	—	—	—	41.87	(20.16)[4]	0.74[5]	0.50[5]	1.02[5]	71	1
12-31-2021	43.09	0.42	11.56	11.98	(0.58)	(2.04)	—	(2.62)	52.45	28.04	0.74	0.50	0.86	96	2
12-31-2020	37.87	0.58	6.02	6.60	(0.63)	(0.75)	—	(1.38)	43.09	17.83	0.75	0.50	1.53	79	4
12-31-2019	29.83	0.57	8.53	9.10	(0.53)	(0.53)	—	(1.06)	37.87	30.83	0.75	0.50	1.64	78	3[6]
12-31-2018	32.22	0.53	(2.01)	(1.48)	(0.38)	(0.53)	—	(0.91)	29.83	(4.88)	0.75	0.50	1.61	66	4
12-31-2017	27.31	0.45	5.30	5.75	(0.46)	(0.38)	—	(0.84)	32.22	21.28	0.75	0.50	1.50	74	3
Series NAV
06-30-2022[3]	52.43	0.30	(10.81)	(10.51)	—	—	—	—	41.92	(20.05)[4]	0.49[5]	0.25[5]	1.27[5]	2,325	1
12-31-2021	43.07	0.54	11.55	12.09	(0.69)	(2.04)	—	(2.73)	52.43	28.36	0.49	0.25	1.11	2,944	2
12-31-2020	37.84	0.67	6.03	6.70	(0.72)	(0.75)	—	(1.47)	43.07	18.14	0.50	0.25	1.78	2,433	4
12-31-2019	29.80	0.66	8.52	9.18	(0.61)	(0.53)	—	(1.14)	37.84	31.16	0.50	0.25	1.90	2,229	3[6]
12-31-2018	32.19	0.61	(2.01)	(1.40)	(0.46)	(0.53)	—	(0.99)	29.80	(4.65)	0.50	0.25	1.86	1,721	4
12-31-2017	27.29	0.52	5.29	5.81	(0.53)	(0.38)	—	(0.91)	32.19	21.54	0.50	0.25	1.75	1,892	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes in-kind transactions.
American Asset Allocation Trust
Series I
06-30-2022[3]	13.11	0.01[4]	(2.11)	(2.10)	—	—	—	—	11.01	(16.02)[5]	0.62[6,7]	0.62[6,7]	0.23[4,6]	311	5
12-31-2021	12.26	0.15[4]	1.65	1.80	(0.15)	(0.80)	—	(0.95)	13.11	14.71	0.63[7]	0.62[7]	1.16[4]	374	5
12-31-2020	12.58	0.16[4]	1.22	1.38	(0.16)	(1.54)	—	(1.70)	12.26	12.02	0.63[7]	0.62[7]	1.30[4]	334	3
12-31-2019	11.84	0.19[4]	2.16	2.35	(0.16)	(1.45)	—	(1.61)	12.58	20.78	0.63[7]	0.62[7]	1.52[4]	306	7
12-31-2018	14.29	0.18[4]	(0.76)	(0.58)	(0.16)	(1.71)	—	(1.87)	11.84	(4.91)	0.63[7]	0.62[7]	1.27[4]	262	6
12-31-2017	13.36	0.17[4]	1.89	2.06	(0.16)	(0.97)	—	(1.13)	14.29	15.79	0.63[7]	0.62[7]	1.17[4]	283	6
Series II
06-30-2022[3]	13.11	0.01[4]	(2.12)	(2.11)	—	—	—	—	11.00	(16.09)[5]	0.77[6,7]	0.71[6,7]	0.13[4,6]	732	5
12-31-2021	12.26	0.13[4]	1.65	1.78	(0.13)	(0.80)	—	(0.93)	13.11	14.61	0.78[7]	0.71[7]	0.98[4]	921	5
12-31-2020	12.58	0.14[4]	1.23	1.37	(0.15)	(1.54)	—	(1.69)	12.26	11.92	0.78[7]	0.71[7]	1.15[4]	953	3
12-31-2019	11.84	0.17[4]	2.17	2.34	(0.15)	(1.45)	—	(1.60)	12.58	20.67	0.78[7]	0.71[7]	1.36[4]	967	7
12-31-2018	14.30	0.15[4]	(0.75)	(0.60)	(0.15)	(1.71)	—	(1.86)	11.84	(5.06)	0.78[7]	0.71[7]	1.11[4]	934	6
12-31-2017	13.37	0.14[4]	1.91	2.05	(0.15)	(0.97)	—	(1.12)	14.30	15.69	0.78[7]	0.71[7]	1.00[4]	1,141	6
Series III
06-30-2022[3]	13.12	0.03[4]	(2.11)	(2.08)	—	—	—	—	11.04	(15.85)[5]	0.27[6,7]	0.27[6,7]	0.57[4,6]	102	5
12-31-2021	12.27	0.19[4]	1.65	1.84	(0.19)	(0.80)	—	(0.99)	13.12	15.07	0.28[7]	0.27[7]	1.45[4]	128	5
12-31-2020	12.58	0.20[4]	1.23	1.43	(0.20)	(1.54)	—	(1.74)	12.27	12.45	0.28[7]	0.27[7]	1.61[4]	125	3
12-31-2019	11.84	0.23[4]	2.17	2.40	(0.21)	(1.45)	—	(1.66)	12.58	21.16	0.28[7]	0.27[7]	1.81[4]	122	7
12-31-2018	14.30	0.22[4]	(0.76)	(0.54)	(0.21)	(1.71)	—	(1.92)	11.84	(4.62)	0.28[7]	0.27[7]	1.56[4]	116	6
12-31-2017	13.36	0.21[4]	1.91	2.12	(0.21)	(0.97)	—	(1.18)	14.30	16.25	0.28[7]	0.27[7]	1.45[4]	141	6
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
06-30-2022[3]	21.63	(0.02)[4]	(6.05)	(6.07)	—	—	—	—	15.56	(28.06)[5]	0.65[6,7]	0.64[6,7]	(0.19)[4,6]	36	6
12-31-2021	19.75	(0.01)[4]	3.16	3.15	—	(1.27)	—	(1.27)	21.63	16.00	0.64[7]	0.63[7]	(0.04)[4]	48	8
12-31-2020	16.49	—[4,8]	4.76	4.76	(0.01)	(1.49)	—	(1.50)	19.75	29.96	0.65[7]	0.64[7]	(0.02)[4]	39	6
12-31-2019	13.68	0.12[4]	4.43	4.55	(0.10)	(1.64)	—	(1.74)	16.49	34.71	0.65[7]	0.64[7]	0.79[4]	27	9
12-31-2018	16.10	0.05[4]	(1.43)	(1.38)	(0.04)	(1.00)	—	(1.04)	13.68	(9.37)	0.64[7]	0.64[7]	0.29[4]	17	11
12-31-2017	13.43	0.05[4]	4.00	4.05	(0.04)	(1.34)	—	(1.38)	16.10	30.91	0.65[7]	0.64[7]	0.33[4]	19	9
Series II
06-30-2022[3]	21.51	(0.02)[4]	(6.02)	(6.04)	—	—	—	—	15.47	(28.08)[5]	0.80[6,7]	0.71[6,7]	(0.27)[4,6]	118	6
12-31-2021	19.66	(0.03)[4]	3.15	3.12	—	(1.27)	—	(1.27)	21.51	15.92	0.79[7]	0.70[7]	(0.14)[4]	169	8
12-31-2020	16.44	(0.02)[4]	4.74	4.72	(0.01)	(1.49)	—	(1.50)	19.66	29.80	0.80[7]	0.71[7]	(0.13)[4]	172	6
12-31-2019	13.64	0.09[4]	4.44	4.53	(0.09)	(1.64)	—	(1.73)	16.44	34.66	0.80[7]	0.71[7]	0.60[4]	161	9
12-31-2018	16.06	0.03[4]	(1.42)	(1.39)	(0.03)	(1.00)	—	(1.03)	13.64	(9.46)	0.79[7]	0.71[7]	0.16[4]	144	11
12-31-2017	13.39	0.03[4]	4.01	4.04	(0.03)	(1.34)	—	(1.37)	16.06	30.92	0.80[7]	0.71[7]	0.16[4]	185	9
Series III
06-30-2022[3]	21.71	0.01[4]	(6.08)	(6.07)	—	—	—	—	15.64	(27.96)[5]	0.30[6,7]	0.29[6,7]	0.16[4,6]	25	6
12-31-2021	19.75	0.06[4]	3.17	3.23	—	(1.27)	—	(1.27)	21.71	16.41	0.29[7]	0.28[7]	0.29[4]	33	8
12-31-2020	16.43	0.05[4]	4.77	4.82	(0.01)	(1.49)	—	(1.50)	19.75	30.44	0.30[7]	0.29[7]	0.30[4]	32	6
12-31-2019	13.63	0.16[4]	4.43	4.59	(0.15)	(1.64)	—	(1.79)	16.43	35.17	0.30[7]	0.29[7]	1.03[4]	30	9
12-31-2018	16.05	0.10[4]	(1.43)	(1.33)	(0.09)	(1.00)	—	(1.09)	13.63	(9.04)	0.29[7]	0.29[7]	0.60[4]	27	11
12-31-2017	13.39	0.09[4]	4.00	4.09	(0.09)	(1.34)	—	(1.43)	16.05	31.34	0.30[7]	0.29[7]	0.56[4]	32	9
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
American Growth Trust
Series I
06-30-2022[3]	26.51	(0.04)[4]	(7.92)	(7.96)	—	—	—	—	18.55	(30.03)[5]	0.63[6,7]	0.62[6,7]	(0.34)[4,6]	181	6
12-31-2021	23.31	(0.04)[4]	5.05	5.01	—	(1.81)[8]	—	(1.81)	26.51	21.55	0.63[7]	0.62[7]	(0.14)[4]	265	14
12-31-2020	17.56	(0.01)[4]	8.58	8.57	(0.02)	(2.80)	—	(2.82)	23.31	51.52	0.63[7]	0.62[7]	(0.06)[4]	215	4
12-31-2019	16.55	0.07[4]	4.50	4.57	(0.04)	(3.52)	—	(3.56)	17.56	30.30	0.63[7]	0.63[7]	0.38[4]	148	12
12-31-2018	20.17	0.01[4]	0.32	0.33	—	(3.95)[8]	—	(3.95)	16.55	(0.66)	0.63[7]	0.62[7]	0.06[4]	121	13
12-31-2017	18.62	0.03[4]	4.86	4.89	(0.02)	(3.32)	—	(3.34)	20.17	27.87	0.63[7]	0.62[7]	0.13[4]	130	11
Series II
06-30-2022[3]	26.22	(0.05)[4]	(7.83)	(7.88)	—	—	—	—	18.34	(30.05)[5]	0.78[6,7]	0.68[6,7]	(0.41)[4,6]	509	6
12-31-2021	23.07	(0.06)[4]	5.00	4.94	—	(1.79)[8]	—	(1.79)	26.22	21.49	0.78[7]	0.68[7]	(0.23)[4]	739	14
12-31-2020	17.41	(0.03)[4]	8.51	8.48	(0.02)	(2.80)	—	(2.82)	23.07	51.46	0.78[7]	0.68[7]	(0.13)[4]	729	4
12-31-2019	16.44	0.05[4]	4.47	4.52	(0.03)	(3.52)	—	(3.55)	17.41	30.20	0.78[7]	0.69[7]	0.28[4]	619	12
12-31-2018	20.06	(0.01)[4]	0.33	0.32	—	(3.94)[8]	—	(3.94)	16.44	(0.71)	0.78[7]	0.68[7]	(0.03)[4]	574	13
12-31-2017	18.54	0.01[4]	4.84	4.85	(0.01)	(3.32)	—	(3.33)	20.06	27.74	0.78[7]	0.68[7]	0.04[4]	688	11
Series III
06-30-2022[3]	26.38	—[4,9]	(7.89)	(7.89)	—	—	—	—	18.49	(29.91)[5]	0.28[6,7]	0.27[6,7]	—[4,6,10]	78	6
12-31-2021	23.19	0.05[4]	5.04	5.09	—	(1.90)[8]	—	(1.90)	26.38	22.00	0.28[7]	0.27[7]	0.19[4]	106	14
12-31-2020	17.43	0.05[4]	8.53	8.58	(0.02)	(2.80)	—	(2.82)	23.19	51.98	0.28[7]	0.27[7]	0.28[4]	103	4
12-31-2019	16.44	0.12[4]	4.49	4.61	(0.10)	(3.52)	—	(3.62)	17.43	30.80	0.28[7]	0.28[7]	0.70[4]	91	12
12-31-2018	20.06	0.08[4]	0.32	0.40	(0.05)	(3.97)[8]	—	(4.02)	16.44	(0.28)	0.28[7]	0.27[7]	0.38[4]	83	13
12-31-2017	18.54	0.09[4]	4.84	4.93	(0.09)	(3.32)	—	(3.41)	20.06	28.22	0.28[7]	0.27[7]	0.44[4]	98	11
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds. 9 Less than $0.005 per share. 10 Less than 0.005%.
The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
06-30-2022[3]	18.55	—[4,5]	(3.69)	(3.69)	—	—	—	—	14.86	(19.89)[6]	0.63[7,8]	0.62[7,8]	(0.03)[5,7]	265	6
12-31-2021	15.87	0.13[5]	3.59	3.72	(0.13)	(0.91)	—	(1.04)	18.55	23.61	0.63[8]	0.62[8]	0.74[5]	344	3
12-31-2020	16.38	0.15[5]	1.75	1.90	(0.16)	(2.25)	—	(2.41)	15.87	13.11	0.63[8]	0.62[8]	0.97[5]	298	8
12-31-2019	15.03	0.21[5]	3.45	3.66	(0.17)	(2.14)	—	(2.31)	16.38	25.70	0.63[8]	0.62[8]	1.28[5]	288	13
12-31-2018	17.69	0.17[5]	(0.32)	(0.15)	(0.17)	(2.34)	—	(2.51)	15.03	(2.18)	0.63[8]	0.62[8]	0.97[5]	240	11
12-31-2017	17.58	0.18[5]	3.37	3.55	(0.17)	(3.27)	—	(3.44)	17.69	22.03	0.63[8]	0.62[8]	1.00[5]	275	8
Series II
06-30-2022[3]	18.45	(0.01)[5]	(3.67)	(3.68)	—	—	—	—	14.77	(19.95)[6]	0.78[7,8]	0.70[7,8]	(0.12)[5,7]	396	6
12-31-2021	15.79	0.11[5]	3.58	3.69	(0.12)	(0.91)	—	(1.03)	18.45	23.51	0.78[8]	0.70[8]	0.61[5]	531	3
12-31-2020	16.31	0.14[5]	1.74	1.88	(0.15)	(2.25)	—	(2.40)	15.79	13.02	0.78[8]	0.70[8]	0.88[5]	528	8
12-31-2019	14.97	0.18[5]	3.46	3.64	(0.16)	(2.14)	—	(2.30)	16.31	25.64	0.78[8]	0.70[8]	1.13[5]	518	13
12-31-2018	17.63	0.15[5]	(0.31)	(0.16)	(0.16)	(2.34)	—	(2.50)	14.97	(2.27)	0.78[8]	0.70[8]	0.85[5]	492	11
12-31-2017	17.54	0.16[5]	3.35	3.51	(0.15)	(3.27)	—	(3.42)	17.63	21.89	0.78[8]	0.70[8]	0.87[5]	594	8
Series III
06-30-2022[3]	18.52	0.03[5]	(3.70)	(3.67)	—	—	—	—	14.85	(19.82)[6]	0.28[7,8]	0.27[7,8]	0.32[5,7]	168	6
12-31-2021	15.83	0.19[5]	3.60	3.79	(0.19)	(0.91)	—	(1.10)	18.52	24.13	0.28[8]	0.27[8]	1.05[5]	216	3
12-31-2020	16.34	0.21[5]	1.74	1.95	(0.21)	(2.25)	—	(2.46)	15.83	13.47	0.28[8]	0.27[8]	1.32[5]	208	8
12-31-2019	14.99	0.26[5]	3.46	3.72	(0.23)	(2.14)	—	(2.37)	16.34	26.16	0.28[8]	0.27[8]	1.58[5]	202	13
12-31-2018	17.65	0.23[5]	(0.32)	(0.09)	(0.23)	(2.34)	—	(2.57)	14.99	(1.82)	0.28[8]	0.27[8]	1.30[5]	189	11
12-31-2017	17.55	0.24[5]	3.36	3.60	(0.23)	(3.27)	—	(3.50)	17.65	22.39	0.28[8]	0.27[8]	1.30[5]	222	8
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Less than $0.005 per share. 5 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6 Not annualized. 7 Annualized. 8 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
06-30-2022[3]	20.56	0.02[4]	(4.71)	(4.69)	—	—	—	—	15.87	(22.81)[5]	0.64[6,7]	0.63[6,7]	0.26[4,6]	105	7
12-31-2021	21.41	0.41[4]	(0.80)	(0.39)	(0.42)	(0.04)	—	(0.46)	20.56	(1.81)	0.63[7]	0.63[7]	1.89[4]	145	9
12-31-2020	19.83	0.06[4]	2.46	2.52	(0.07)	(0.87)	—	(0.94)	21.41	13.56	0.64[7]	0.63[7]	0.32[4]	170	10
12-31-2019	17.67	0.22[4]	3.56	3.78	(0.18)	(1.44)	—	(1.62)	19.83	22.40	0.64[7]	0.63[7]	1.12[4]	137	10
12-31-2018	21.93	0.28[4]	(3.14)	(2.86)	(0.27)	(1.13)	—	(1.40)	17.67	(13.46)	0.63[7]	0.62[7]	1.32[4]	119	20
12-31-2017	17.71	0.19[4]	5.34	5.53	(0.18)	(1.13)	—	(1.31)	21.93	31.65	0.63[7]	0.62[7]	0.90[4]	132	9
Series II
06-30-2022[3]	20.54	0.01[4]	(4.70)	(4.69)	—	—	—	—	15.85	(22.83)[5]	0.79[6,7]	0.76[6,7]	0.14[4,6]	217	7
12-31-2021	21.39	0.39[4]	(0.81)	(0.42)	(0.39)	(0.04)	—	(0.43)	20.54	(1.96)	0.78[7]	0.76[7]	1.80[4]	293	9
12-31-2020	19.82	0.03[4]	2.46	2.49	(0.05)	(0.87)	—	(0.92)	21.39	13.40	0.79[7]	0.76[7]	0.16[4]	317	10
12-31-2019	17.66	0.17[4]	3.59	3.76	(0.16)	(1.44)	—	(1.60)	19.82	22.27	0.79[7]	0.76[7]	0.88[4]	310	10
12-31-2018	21.92	0.24[4]	(3.13)	(2.89)	(0.24)	(1.13)	—	(1.37)	17.66	(13.59)	0.78[7]	0.75[7]	1.11[4]	300	20
12-31-2017	17.70	0.14[4]	5.36	5.50	(0.15)	(1.13)	—	(1.28)	21.92	31.49	0.78[7]	0.75[7]	0.69[4]	381	9
Series III
06-30-2022[3]	20.48	0.06[4]	(4.70)	(4.64)	—	—	—	—	15.84	(22.66)[5]	0.29[6,7]	0.28[6,7]	0.64[4,6]	28	7
12-31-2021	21.34	0.50[4]	(0.82)	(0.32)	(0.50)	(0.04)	—	(0.54)	20.48	(1.50)	0.28[7]	0.28[7]	2.31[4]	36	9
12-31-2020	19.75	0.12[4]	2.47	2.59	(0.13)	(0.87)	—	(1.00)	21.34	13.98	0.29[7]	0.28[7]	0.64[4]	38	10
12-31-2019	17.59	0.26[4]	3.59	3.85	(0.25)	(1.44)	—	(1.69)	19.75	22.89	0.29[7]	0.28[7]	1.38[4]	37	10
12-31-2018	21.86	0.34[4]	(3.14)	(2.80)	(0.34)	(1.13)	—	(1.47)	17.59	(13.20)	0.28[7]	0.27[7]	1.61[4]	35	20
12-31-2017	17.65	0.24[4]	5.35	5.59	(0.25)	(1.13)	—	(1.38)	21.86	32.12	0.28[7]	0.27[7]	1.16[4]	43	9
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
06-30-2022[3]	40.95	(0.05)	(13.79)	(13.84)	—	—	—	—	27.11	(33.80)[4]	0.83[5]	0.79[5]	(0.33)[5]	255	9
12-31-2021	40.21	(0.20)	7.02	6.82	—	(6.08)	—	(6.08)	40.95	16.87	0.82	0.79	(0.46)	402	36
12-31-2020	34.45	(0.11)	11.57	11.46	—	(5.70)	—	(5.70)	40.21	34.30	0.83	0.80	(0.28)	383	24
12-31-2019	30.96	(0.02)	8.82	8.80	—	(5.31)	—	(5.31)	34.45	29.80	0.84	0.81	(0.04)	325	29
12-31-2018	34.92	(0.01)	1.32	1.31	(0.01)	(5.26)	—	(5.27)	30.96	1.97	0.84	0.80	(0.02)	289	35
12-31-2017	27.45	(0.01)	9.74	9.73	(0.02)	(2.24)	—	(2.26)	34.92	36.28	0.85	0.82	(0.02)	323	25
Series II
06-30-2022[3]	38.84	(0.08)	(13.07)	(13.15)	—	—	—	—	25.69	(33.86)[4]	1.03[5]	0.99[5]	(0.53)[5]	89	9
12-31-2021	38.48	(0.27)	6.71	6.44	—	(6.08)	—	(6.08)	38.84	16.63	1.02	0.99	(0.66)	146	36
12-31-2020	33.22	(0.17)	11.13	10.96	—	(5.70)	—	(5.70)	38.48	34.06	1.03	1.00	(0.48)	150	24
12-31-2019	30.07	(0.08)	8.54	8.46	—	(5.31)	—	(5.31)	33.22	29.53	1.04	1.01	(0.24)	134	29
12-31-2018	34.10	(0.08)	1.31	1.23	—	(5.26)	—	(5.26)	30.07	1.78	1.04	1.00	(0.22)	123	35
12-31-2017	26.89	(0.07)	9.52	9.45	—	(2.24)	—	(2.24)	34.10	35.96	1.05	1.02	(0.22)	132	25
Series NAV
06-30-2022[3]	41.04	(0.05)	(13.81)	(13.86)	—	—	—	—	27.18	(33.77)[4]	0.78[5]	0.74[5]	(0.28)[5]	1,256	9
12-31-2021	40.27	(0.18)	7.03	6.85	—	(6.08)	—	(6.08)	41.04	16.92	0.77	0.74	(0.41)	1,883	36
12-31-2020	34.47	(0.09)	11.59	11.50	—	(5.70)	—	(5.70)	40.27	34.40	0.78	0.75	(0.23)	1,823	24
12-31-2019	30.97	—[6]	8.81	8.81	—[6]	(5.31)	—	(5.31)	34.47	29.83	0.79	0.76	0.01	1,708	29
12-31-2018	34.92	0.01	1.32	1.33	(0.02)	(5.26)	—	(5.28)	30.97	2.03	0.79	0.75	0.04	1,512	35
12-31-2017	27.45	0.01	9.74	9.75	(0.04)	(2.24)	—	(2.28)	34.92	36.34	0.80	0.77	0.03	1,342	25
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
Capital Appreciation Trust
Series I
06-30-2022[3]	7.48	(0.01)	(2.67)	(2.68)	—	—	—	—	4.80	(35.83)[4]	0.81[5]	0.80[5]	(0.28)[5]	166	18
12-31-2021	7.60	(0.04)	1.26	1.22	—	(1.34)	—	(1.34)	7.48	15.75	0.79	0.78	(0.50)	272	40
12-31-2020	5.39	(0.02)	2.96	2.94	—	(0.73)	—	(0.73)	7.60	56.04	0.80	0.79	(0.32)	272	56
12-31-2019	12.09	(0.01)	2.92	2.91	(0.01)	(9.60)	—	(9.61)	5.39	32.89	0.81	0.81	(0.06)	195	40
12-31-2018	14.65	0.02	0.23	0.25	(0.04)	(2.77)	—	(2.81)	12.09	(0.80)	0.80	0.79	0.13	169	37
12-31-2017	11.69	—[6]	4.15	4.15	(0.01)	(1.18)	—	(1.19)	14.65	36.53	0.80	0.79	0.03	192	47
Series II
06-30-2022[3]	6.28	(0.01)	(2.24)	(2.25)	—	—	—	—	4.03	(35.83)[4]	1.01[5]	1.00[5]	(0.48)[5]	50	18
12-31-2021	6.57	(0.05)	1.10	1.05	—	(1.34)	—	(1.34)	6.28	15.64	0.99	0.98	(0.70)	88	40
12-31-2020	4.74	(0.03)	2.59	2.56	—	(0.73)	—	(0.73)	6.57	55.70	1.00	0.99	(0.52)	89	56
12-31-2019	11.61	(0.02)	2.75	2.73	—[6]	(9.60)	—	(9.60)	4.74	32.65	1.01	1.01	(0.26)	66	40
12-31-2018	14.16	(0.01)	0.24	0.23	(0.01)	(2.77)	—	(2.78)	11.61	(0.99)	1.00	0.99	(0.07)	58	37
12-31-2017	11.35	(0.02)	4.01	3.99	—	(1.18)	—	(1.18)	14.16	36.20	1.00	0.99	(0.17)	66	47
Series NAV
06-30-2022[3]	7.55	(0.01)	(2.69)	(2.70)	—	—	—	—	4.85	(35.76)[4]	0.76[5]	0.75[5]	(0.24)[5]	226	18
12-31-2021	7.66	(0.04)	1.27	1.23	—	(1.34)	—	(1.34)	7.55	15.76	0.74	0.73	(0.45)	436	40
12-31-2020	5.42	(0.02)	2.99	2.97	—	(0.73)	—	(0.73)	7.66	56.29	0.75	0.74	(0.27)	382	56
12-31-2019	12.11	—[6]	2.92	2.92	(0.01)	(9.60)	—	(9.61)	5.42	32.88	0.76	0.76	(0.01)	282	40
12-31-2018	14.67	0.03	0.23	0.26	(0.05)	(2.77)	—	(2.82)	12.11	(0.72)	0.75	0.74	0.20	281	37
12-31-2017	11.71	0.01	4.15	4.16	(0.02)	(1.18)	—	(1.20)	14.67	36.51	0.75	0.74	0.08	798	47
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
06-30-2022[3]	14.06	0.05	(2.06)	(2.01)	—	—	—	—	12.05	(14.30)[4]	0.93[5]	0.89[5]	0.77[5]	9	41
12-31-2021	13.39	0.09	2.31	2.40	(0.11)	(1.62)	—	(1.73)	14.06	18.13	0.93	0.88	0.63	8	55
12-31-2020	12.55	0.11	1.98	2.09	(0.15)	(1.10)	—	(1.25)	13.39	17.40	0.94	0.90	0.85	6	88
12-31-2019	10.92	0.16	2.44	2.60	(0.17)	(0.80)	—	(0.97)	12.55	24.31	0.93	0.89	1.33	8	45
12-31-2018	11.98	0.28[6]	(0.18)	0.10	(0.25)	(0.91)	—	(1.16)	10.92	0.39	0.92	0.88	2.35[6]	4	78
12-31-2017	11.08	0.13	1.52	1.65	(0.17)	(0.58)	—	(0.75)	11.98	15.15	0.92	0.88	1.12	4	64
Series II
06-30-2022[3]	13.97	0.03	(2.04)	(2.01)	—	—	—	—	11.96	(14.39)[4]	1.13[5]	1.09[5]	0.53[5]	236	41
12-31-2021	13.32	0.06	2.29	2.35	(0.08)	(1.62)	—	(1.70)	13.97	17.85	1.13	1.08	0.43	290	55
12-31-2020	12.49	0.09	1.96	2.05	(0.12)	(1.10)	—	(1.22)	13.32	17.19	1.14	1.10	0.68	287	88
12-31-2019	10.87	0.14	2.42	2.56	(0.14)	(0.80)	—	(0.94)	12.49	24.10	1.13	1.09	1.17	278	45
12-31-2018	11.94	0.26[6]	(0.19)	0.07	(0.23)	(0.91)	—	(1.14)	10.87	0.11	1.12	1.08	2.15[6]	259	78
12-31-2017	11.04	0.11	1.52	1.63	(0.15)	(0.58)	—	(0.73)	11.94	14.99	1.12	1.08	0.92	305	64
Series NAV
06-30-2022[3]	14.01	0.05	(2.05)	(2.00)	—	—	—	—	12.01	(14.28)[4]	0.88[5]	0.84[5]	0.79[5]	173	41
12-31-2021	13.35	0.10	2.30	2.40	(0.12)	(1.62)	—	(1.74)	14.01	18.16	0.88	0.83	0.68	198	55
12-31-2020	12.52	0.12	1.96	2.08	(0.15)	(1.10)	—	(1.25)	13.35	17.42	0.89	0.85	0.93	156	88
12-31-2019	10.89	0.17	2.43	2.60	(0.17)	(0.80)	—	(0.97)	12.52	24.44	0.88	0.84	1.41	127	45
12-31-2018	11.95	0.29[6]	(0.18)	0.11	(0.26)	(0.91)	—	(1.17)	10.89	0.45	0.87	0.83	2.40[6]	91	78
12-31-2017	11.06	0.14	1.51	1.65	(0.18)	(0.58)	—	(0.76)	11.95	15.14	0.87	0.83	1.17	92	64
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.12 and 1.00%, respectively.
Disciplined Value International Trust
Series I
06-30-2022[3]	14.38	0.23	(1.84)	(1.61)	—	—	—	—	12.77	(11.20)[4]	0.92[5]	0.91[5]	3.35[5]	66	45
12-31-2021	13.05	0.46	1.25	1.71	(0.38)	—	—	(0.38)	14.38	13.06	0.93	0.92	3.21	78	60
12-31-2020	12.92	0.21	0.17	0.38	(0.25)	—	—	(0.25)	13.05	3.27	0.94	0.94	1.85	77	190[6]
12-31-2019	11.84	0.30	1.13	1.43	(0.35)	—	—	(0.35)	12.92	12.33	0.94	0.94	2.39	83	36
12-31-2018	14.33	0.26	(2.41)	(2.15)	(0.34)	—	—	(0.34)	11.84	(15.03)	0.92	0.91	1.87	84	34
12-31-2017	12.45	0.25	1.89	2.14	(0.26)	—	—	(0.26)	14.33	17.14	0.93	0.92	1.84	113	27
Series II
06-30-2022[3]	14.37	0.22	(1.85)	(1.63)	—	—	—	—	12.74	(11.34)[4]	1.12[5]	1.11[5]	3.19[5]	41	45
12-31-2021	13.04	0.43	1.25	1.68	(0.35)	—	—	(0.35)	14.37	12.86	1.13	1.12	3.02	46	60
12-31-2020	12.91	0.19	0.17	0.36	(0.23)	—	—	(0.23)	13.04	3.07	1.14	1.14	1.65	46	190[6]
12-31-2019	11.83	0.27	1.14	1.41	(0.33)	—	—	(0.33)	12.91	12.13	1.14	1.14	2.19	50	36
12-31-2018	14.32	0.23	(2.40)	(2.17)	(0.32)	—	—	(0.32)	11.83	(15.17)	1.12	1.11	1.67	50	34
12-31-2017	12.44	0.23	1.88	2.11	(0.23)	—	—	(0.23)	14.32	16.88	1.13	1.12	1.65	69	27
Series NAV
06-30-2022[3]	14.26	0.23	(1.83)	(1.60)	—	—	—	—	12.66	(11.22)[4]	0.87[5]	0.86[5]	3.32[5]	154	45
12-31-2021	12.94	0.46	1.24	1.70	(0.38)	—	—	(0.38)	14.26	13.15	0.88	0.87	3.26	193	60
12-31-2020	12.82	0.21	0.16	0.37	(0.25)	—	—	(0.25)	12.94	3.27	0.89	0.89	1.90	178	190[6]
12-31-2019	11.75	0.30	1.13	1.43	(0.36)	—	—	(0.36)	12.82	12.41	0.89	0.89	2.41	177	36
12-31-2018	14.22	0.27	(2.39)	(2.12)	(0.35)	—	—	(0.35)	11.75	(14.96)	0.87	0.86	1.98	167	34
12-31-2017	12.35	0.26	1.87	2.13	(0.26)	—	—	(0.26)	14.22	17.25	0.88	0.87	1.89	686	27
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Emerging Markets Value Trust
Series I
06-30-2022[3]	10.50	0.19	(1.30)	(1.11)	—	—	—	—	9.39	(10.57)[4]	1.06[5]	1.06[5]	3.75[5]	6	7
12-31-2021	9.67	0.26	0.83	1.09	(0.26)	—	—	(0.26)	10.50	11.18	1.09	1.08	2.48	7	26
12-31-2020	9.57	0.16	0.14	0.30	(0.20)	—	—	(0.20)	9.67	3.56	1.21	1.20	1.99	6	26
12-31-2019	8.93	0.16	0.78	0.94	(0.30)	—	—	(0.30)	9.57	10.94	1.18	1.17	1.79	6	23
12-31-2018	10.63	0.19	(1.63)	(1.44)	(0.26)	—	—	(0.26)	8.93	(13.60)	1.12	1.12	1.91	7	14
12-31-2017	8.14	0.13	2.52	2.65	(0.16)	—	—	(0.16)	10.63	32.70	1.12	1.12	1.30	8	28[6]
Series II
06-30-2022[3]	10.51	0.18	(1.31)	(1.13)	—	—	—	—	9.38	(10.75)[4]	1.26[5]	1.26[5]	3.47[5]	28	7
12-31-2021	9.67	0.24	0.84	1.08	(0.24)	—	—	(0.24)	10.51	11.08	1.29	1.28	2.27	34	26
12-31-2020	9.57	0.15	0.14	0.29	(0.19)	—	—	(0.19)	9.67	3.36	1.41	1.40	1.82	33	26
12-31-2019	8.93	0.15	0.77	0.92	(0.28)	—	—	(0.28)	9.57	10.71	1.38	1.37	1.64	35	23
12-31-2018	10.63	0.17	(1.63)	(1.46)	(0.24)	—	—	(0.24)	8.93	(13.79)	1.32	1.32	1.72	35	14
12-31-2017	8.14	(0.02)	2.65	2.63	(0.14)	—	—	(0.14)	10.63	32.47	1.32	1.32	(0.19)	48	28[6]
Series NAV
06-30-2022[3]	10.49	0.19	(1.30)	(1.11)	—	—	—	—	9.38	(10.58)[4]	1.01[5]	1.01[5]	3.77[5]	181	7
12-31-2021	9.65	0.27	0.83	1.10	(0.26)	—	—	(0.26)	10.49	11.25	1.04	1.03	2.55	210	26
12-31-2020	9.55	0.17	0.14	0.31	(0.21)	—	—	(0.21)	9.65	3.72	1.16	1.15	2.07	194	26
12-31-2019	8.92	0.17	0.76	0.93	(0.30)	—	—	(0.30)	9.55	10.89	1.13	1.12	1.87	193	23
12-31-2018	10.61	0.21	(1.63)	(1.42)	(0.27)	—	—	(0.27)	8.92	(13.48)	1.07	1.07	2.04	168	14
12-31-2017	8.13	0.16	2.49	2.65	(0.17)	—	—	(0.17)	10.61	32.67	1.07	1.07	1.68	724	28[6]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.
Equity Income Trust
Series I
06-30-2022[3]	16.63	0.16	(1.55)	(1.39)	—	—	—	—	15.24	(8.36)[4]	0.77[5]	0.74[5]	1.96[5]	220	7
12-31-2021	13.79	0.26	3.23	3.49	(0.32)	(0.33)	—	(0.65)	16.63	25.42	0.77	0.74	1.62	250	21
12-31-2020	15.35	0.30	(0.40)	(0.10)	(0.41)	(1.05)	—	(1.46)	13.79	1.02	0.79	0.76	2.32	225	28
12-31-2019	13.65	0.35	3.07	3.42	(0.31)	(1.41)	—	(1.72)	15.35	26.34	0.80	0.77	2.30	255	18[6]
12-31-2018	17.50	0.35	(1.74)	(1.39)	(0.30)	(2.16)	—	(2.46)	13.65	(9.58)	0.81	0.78	2.12	215	18
12-31-2017	16.67	0.32	2.24	2.56	(0.39)	(1.34)	—	(1.73)	17.50	16.29	0.82	0.78	1.88	276	21
Series II
06-30-2022[3]	16.52	0.14	(1.54)	(1.40)	—	—	—	—	15.12	(8.47)[4]	0.97[5]	0.94[5]	1.76[5]	113	7
12-31-2021	13.70	0.23	3.21	3.44	(0.29)	(0.33)	—	(0.62)	16.52	25.21	0.97	0.94	1.42	130	21
12-31-2020	15.27	0.27	(0.40)	(0.13)	(0.39)	(1.05)	—	(1.44)	13.70	0.75	0.99	0.96	2.11	120	28
12-31-2019	13.58	0.31	3.07	3.38	(0.28)	(1.41)	—	(1.69)	15.27	26.17	1.00	0.97	2.10	137	18[6]
12-31-2018	17.42	0.32	(1.73)	(1.41)	(0.27)	(2.16)	—	(2.43)	13.58	(9.75)	1.01	0.98	1.92	111	18
12-31-2017	16.61	0.29	2.21	2.50	(0.35)	(1.34)	—	(1.69)	17.42	16.00	1.02	0.98	1.68	145	21
Series NAV
06-30-2022[3]	16.52	0.16	(1.54)	(1.38)	—	—	—	—	15.14	(8.35)[4]	0.72[5]	0.69[5]	2.00[5]	1,041	7
12-31-2021	13.70	0.27	3.21	3.48	(0.33)	(0.33)	—	(0.66)	16.52	25.49	0.72	0.69	1.67	1,311	21
12-31-2020	15.27	0.31	(0.41)	(0.10)	(0.42)	(1.05)	—	(1.47)	13.70	1.01	0.74	0.71	2.38	1,139	28
12-31-2019	13.58	0.35	3.07	3.42	(0.32)	(1.41)	—	(1.73)	15.27	26.47	0.75	0.72	2.34	1,304	18[6]
12-31-2018	17.42	0.36	(1.73)	(1.37)	(0.31)	(2.16)	—	(2.47)	13.58	(9.52)	0.76	0.73	2.18	1,149	18
12-31-2017	16.61	0.33	2.22	2.55	(0.40)	(1.34)	—	(1.74)	17.42	16.28	0.77	0.73	1.93	1,393	21
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
Series I
06-30-2022[3]	16.38	0.12	(3.08)	(2.96)	—	—	—	—	13.42	(18.07)[4]	0.90[5]	0.89[5]	1.59[5]	98	28
12-31-2021	12.79	0.15	3.65	3.80	(0.13)	(0.08)	—	(0.21)	16.38	29.70	0.90	0.89	0.96	132	74
12-31-2020	14.08	0.14	(0.06)	0.08	(0.17)	(1.20)	—	(1.37)	12.79	2.17	0.94	0.93	1.15	93	44
12-31-2019	11.90	0.21	3.39	3.60	(0.60)	(0.82)	—	(1.42)	14.08	31.79	0.91	0.90	1.53	113	28
12-31-2018	14.99	0.20	(2.15)	(1.95)	(0.18)	(0.96)	—	(1.14)	11.90	(14.49)	0.89	0.88	1.34	120	25
12-31-2017	13.16	0.17	1.83	2.00	(0.17)	—	—	(0.17)	14.99	15.28	0.88	0.87	1.20	170	42
Series II
06-30-2022[3]	16.21	0.11	(3.05)	(2.94)	—	—	—	—	13.27	(18.14)[4]	1.10[5]	1.09[5]	1.38[5]	16	28
12-31-2021	12.67	0.11	3.62	3.73	(0.11)	(0.08)	—	(0.19)	16.21	29.38	1.10	1.09	0.75	22	74
12-31-2020	13.96	0.11	(0.05)	0.06	(0.15)	(1.20)	—	(1.35)	12.67	1.99	1.14	1.13	0.95	15	44
12-31-2019	11.79	0.18	3.36	3.54	(0.55)	(0.82)	—	(1.37)	13.96	31.51	1.11	1.10	1.32	17	28
12-31-2018	14.88	0.17	(2.13)	(1.96)	(0.17)	(0.96)	—	(1.13)	11.79	(14.62)	1.09	1.08	1.14	15	25
12-31-2017	13.07	0.14	1.81	1.95	(0.14)	—	—	(0.14)	14.88	15.02	1.08	1.07	0.99	19	42
Series NAV
06-30-2022[3]	16.32	0.13	(3.07)	(2.94)	—	—	—	—	13.38	(18.01)[4]	0.85[5]	0.84[5]	1.65[5]	26	28
12-31-2021	12.75	0.15	3.64	3.79	(0.14)	(0.08)	—	(0.22)	16.32	29.70	0.85	0.84	1.01	34	74
12-31-2020	14.03	0.14	(0.04)	0.10	(0.18)	(1.20)	—	(1.38)	12.75	2.31	0.89	0.88	1.20	25	44
12-31-2019	11.88	0.21	3.38	3.59	(0.62)	(0.82)	—	(1.44)	14.03	31.71	0.86	0.85	1.57	28	28
12-31-2018	14.95	0.21	(2.14)	(1.93)	(0.18)	(0.96)	—	(1.14)	11.88	(14.38)	0.84	0.83	1.39	29	25
12-31-2017	13.13	0.17	1.83	2.00	(0.18)	—	—	(0.18)	14.95	15.29	0.83	0.82	1.25	48	42
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
Fundamental All Cap Core Trust
Series I
06-30-2022[3]	36.40	0.03	(9.26)	(9.23)	—	—	—	—	27.17	(25.36)[4]	0.76[5]	0.75[5]	0.20[5]	89	18
12-31-2021	30.15	0.04	9.14	9.18	(0.04)	(2.89)	—	(2.93)	36.40	30.63	0.76	0.75	0.11	138	14
12-31-2020	24.56	0.06	6.42	6.48	(0.10)	(0.79)	—	(0.89)	30.15	26.87	0.76	0.76	0.26	120	19
12-31-2019	19.64	0.11	6.79	6.90	(0.10)	(1.88)	—	(1.98)	24.56	36.45	0.77	0.76	0.48	119	15
12-31-2018	25.83	0.09	(2.79)	(2.70)	(0.10)	(3.39)	—	(3.49)	19.64	(13.16)	0.76	0.76	0.36	122	24
12-31-2017	20.89	0.11	5.58	5.69	(0.18)	(0.57)	—	(0.75)	25.83	27.70	0.76	0.76	0.46	172	42
Series II
06-30-2022[3]	36.24	—[6]	(9.22)	(9.22)	—	—	—	—	27.02	(25.44)[4]	0.96[5]	0.95[5]	—[5,7]	42	18
12-31-2021	30.06	(0.03)	9.10	9.07	—	(2.89)	—	(2.89)	36.24	30.34	0.96	0.95	(0.09)	62	14
12-31-2020	24.49	0.01	6.40	6.41	(0.05)	(0.79)	—	(0.84)	30.06	26.65	0.96	0.96	0.05	51	19
12-31-2019	19.59	0.06	6.78	6.84	(0.06)	(1.88)	—	(1.94)	24.49	36.18	0.97	0.96	0.28	49	15
12-31-2018	25.77	0.04	(2.78)	(2.74)	(0.05)	(3.39)	—	(3.44)	19.59	(13.34)	0.96	0.96	0.17	41	24
12-31-2017	20.84	0.06	5.58	5.64	(0.14)	(0.57)	—	(0.71)	25.77	27.43	0.96	0.96	0.27	54	42
Series NAV
06-30-2022[3]	36.66	0.04	(9.34)	(9.30)	—	—	—	—	27.36	(25.37)[4]	0.71[5]	0.70[5]	0.25[5]	1,744	18
12-31-2021	30.34	0.06	9.21	9.27	(0.06)	(2.89)	—	(2.95)	36.66	30.68	0.71	0.70	0.16	2,457	14
12-31-2020	24.71	0.08	6.45	6.53	(0.11)	(0.79)	—	(0.90)	30.34	26.97	0.71	0.71	0.30	2,017	19
12-31-2019	19.74	0.12	6.84	6.96	(0.11)	(1.88)	—	(1.99)	24.71	36.58	0.72	0.71	0.52	1,700	15
12-31-2018	25.96	0.11	(2.82)	(2.71)	(0.12)	(3.39)	—	(3.51)	19.74	(13.16)	0.71	0.71	0.42	1,347	24
12-31-2017	20.98	0.12	5.62	5.74	(0.19)	(0.57)	—	(0.76)	25.96	27.77	0.71	0.71	0.51	1,662	42
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share. 7 Less than 0.005%.
The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
Series I
06-30-2022[3]	28.91	0.16	(3.94)	(3.78)	—	—	—	—	25.13	(13.08)[4]	0.77[5]	0.76[5]	1.19[5]	408	46
12-31-2021	25.10	0.22	7.34	7.56	(0.24)	(3.51)	—	(3.75)	28.91	29.96	0.77	0.76	0.75	483	29
12-31-2020	23.13	0.21	2.44	2.65	(0.24)	(0.44)	—	(0.68)	25.10	11.96	0.79	0.78	0.95	391	44
12-31-2019	17.51	0.25	5.97	6.22	(0.25)	(0.35)	—	(0.60)	23.13	35.85	0.78	0.77	1.17	403	13
12-31-2018	21.36	0.25	(3.87)	(3.62)	(0.23)	—	—	(0.23)	17.51	(17.03)	0.75	0.74	1.18	366	31
12-31-2017	18.49	0.23	2.97	3.20	(0.33)	—	—	(0.33)	21.36	17.43	0.74	0.73	1.19	525	30
Series II
06-30-2022[3]	29.14	0.14	(3.97)	(3.83)	—	—	—	—	25.31	(13.14)[4]	0.97[5]	0.96[5]	0.98[5]	144	46
12-31-2021	25.28	0.16	7.39	7.55	(0.18)	(3.51)	—	(3.69)	29.14	29.72	0.97	0.96	0.55	177	29
12-31-2020	23.29	0.16	2.47	2.63	(0.20)	(0.44)	—	(0.64)	25.28	11.75	0.99	0.98	0.75	160	44
12-31-2019	17.63	0.21	6.00	6.21	(0.20)	(0.35)	—	(0.55)	23.29	35.59	0.98	0.97	0.97	164	13
12-31-2018	21.51	0.21	(3.90)	(3.69)	(0.19)	—	—	(0.19)	17.63	(17.23)	0.95	0.94	0.98	150	31
12-31-2017	18.61	0.20	2.99	3.19	(0.29)	—	—	(0.29)	21.51	17.20	0.94	0.93	0.99	205	30
Series NAV
06-30-2022[3]	28.92	0.17	(3.94)	(3.77)	—	—	—	—	25.15	(13.04)[4]	0.72[5]	0.71[5]	1.24[5]	143	46
12-31-2021	25.11	0.23	7.34	7.57	(0.25)	(3.51)	—	(3.76)	28.92	30.00	0.72	0.71	0.79	163	29
12-31-2020	23.14	0.21	2.45	2.66	(0.25)	(0.44)	—	(0.69)	25.11	12.01	0.74	0.73	0.99	125	44
12-31-2019	17.51	0.25	5.99	6.24	(0.26)	(0.35)	—	(0.61)	23.14	35.97	0.73	0.72	1.21	97	13
12-31-2018	21.37	0.26	(3.88)	(3.62)	(0.24)	—	—	(0.24)	17.51	(17.03)	0.70	0.69	1.23	79	31
12-31-2017	18.49	0.24	2.98	3.22	(0.34)	—	—	(0.34)	21.37	17.54	0.69	0.68	1.23	92	30
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
Global Equity Trust
Series I
06-30-2022[3]	25.34	0.23	(4.45)	(4.22)	—	—	—	—	21.12	(16.65)[4]	0.93[5]	0.92[5]	2.01[5]	218	30
12-31-2021	20.89	0.39	4.06	4.45	—	—	—	—	25.34	21.30	0.93	0.92	1.68	277	64
12-31-2020	20.04	0.18	1.09	1.27	(0.23)	(0.17)	(0.02)	(0.42)	20.89	6.60	1.06	1.05	0.96	265	120[6,7]
12-31-2019	18.37	0.49	2.32	2.81	(0.42)	(0.72)	—	(1.14)	20.04	16.04	1.00	0.95	2.51	115	20
12-31-2018	21.93	0.41	(3.58)	(3.17)	(0.39)	—	—	(0.39)	18.37	(14.49)	0.98	0.95	1.91	115	30
12-31-2017	18.78	0.41	3.14	3.55	(0.40)	—	—	(0.40)	21.93	18.88	0.96	0.94	2.00	148	28
Series II
06-30-2022[3]	25.17	0.20	(4.41)	(4.21)	—	—	—	—	20.96	(16.73)[4]	1.13[5]	1.12[5]	1.79[5]	22	30
12-31-2021	20.79	0.34	4.04	4.38	—	—	—	—	25.17	21.01	1.13	1.12	1.46	29	64
12-31-2020	19.95	0.18	1.04	1.22	(0.19)	(0.17)	(0.02)	(0.38)	20.79	6.42	1.26	1.25	0.96	27	120[6,7]
12-31-2019	18.29	0.45	2.31	2.76	(0.38)	(0.72)	—	(1.10)	19.95	15.83	1.20	1.15	2.31	31	20
12-31-2018	21.83	0.37	(3.56)	(3.19)	(0.35)	—	—	(0.35)	18.29	(14.65)	1.18	1.15	1.72	31	30
12-31-2017	18.70	0.39	3.10	3.49	(0.36)	—	—	(0.36)	21.83	18.63	1.16	1.14	1.80	44	28
Series NAV
06-30-2022[3]	25.32	0.24	(4.45)	(4.21)	—	—	—	—	21.11	(16.63)[4]	0.88[5]	0.87[5]	2.06[5]	41	30
12-31-2021	20.87	0.39	4.06	4.45	—	—	—	—	25.32	21.32	0.88	0.87	1.69	51	64
12-31-2020	20.01	0.22	1.07	1.29	(0.24)	(0.17)	(0.02)	(0.43)	20.87	6.71	1.01	1.00	1.20	44	120[6,7]
12-31-2019	18.35	0.49	2.32	2.81	(0.43)	(0.72)	—	(1.15)	20.01	16.06	0.95	0.90	2.53	43	20
12-31-2018	21.90	0.42	(3.56)	(3.14)	(0.41)	—	—	(0.41)	18.35	(14.42)	0.93	0.90	1.94	38	30
12-31-2017	18.76	0.42	3.13	3.55	(0.41)	—	—	(0.41)	21.90	18.90	0.91	0.89	2.05	48	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
Series I
06-30-2022[3]	31.29	(0.03)	(5.92)	(5.95)	—	—	—	—	25.34	(19.02)[4]	1.07[5]	1.01[5]	(0.23)[5]	62	13
12-31-2021	31.07	(0.15)	3.67	3.52	—	(3.30)	—	(3.30)	31.29	11.19	1.08	1.03	(0.47)	80	29
12-31-2020	27.18	(0.09)	7.18	7.09	—	(3.20)	—	(3.20)	31.07	27.17	1.15	1.09	(0.32)	80	38
12-31-2019	22.87	(0.08)	6.36	6.28	—	(1.97)	—	(1.97)	27.18	28.68	1.16	1.10	(0.32)	72	34
12-31-2018	25.03	(0.07)	0.57	0.50	—	(2.66)	—	(2.66)	22.87	0.69	1.16	1.09	(0.27)	99	42
12-31-2017	21.83	(0.08)	5.91	5.83	—	(2.63)	—	(2.63)	25.03	27.51	1.16	1.10	(0.31)	107	39
Series II
06-30-2022[3]	27.76	(0.05)	(5.24)	(5.29)	—	—	—	—	22.47	(19.06)[4]	1.27[5]	1.21[5]	(0.43)[5]	55	13
12-31-2021	27.95	(0.19)	3.30	3.11	—	(3.30)	—	(3.30)	27.76	10.97	1.28	1.23	(0.67)	75	29
12-31-2020	24.78	(0.13)	6.50	6.37	—	(3.20)	—	(3.20)	27.95	26.89	1.35	1.29	(0.52)	84	38
12-31-2019	21.05	(0.12)	5.82	5.70	—	(1.97)	—	(1.97)	24.78	28.40	1.36	1.30	(0.53)	71	34
12-31-2018	23.26	(0.11)	0.56	0.45	—	(2.66)	—	(2.66)	21.05	0.52	1.36	1.29	(0.47)	66	42
12-31-2017	20.48	(0.12)	5.53	5.41	—	(2.63)	—	(2.63)	23.26	27.26	1.36	1.30	(0.51)	75	39
Series NAV
06-30-2022[3]	31.98	(0.02)	(6.05)	(6.07)	—	—	—	—	25.91	(18.98)[4]	1.02[5]	0.96[5]	(0.18)[5]	148	13
12-31-2021	31.68	(0.14)	3.74	3.60	—	(3.30)	—	(3.30)	31.98	11.23	1.03	0.98	(0.42)	183	29
12-31-2020	27.64	(0.08)	7.32	7.24	—	(3.20)	—	(3.20)	31.68	27.26	1.10	1.04	(0.27)	162	38
12-31-2019	23.22	(0.08)	6.47	6.39	—	(1.97)	—	(1.97)	27.64	28.67	1.11	1.05	(0.29)	130	34
12-31-2018	25.37	(0.06)	0.57	0.51	—	(2.66)	—	(2.66)	23.22	0.76	1.11	1.04	(0.22)	107	42
12-31-2017	22.09	(0.07)	5.98	5.91	—	(2.63)	—	(2.63)	25.37	27.61	1.11	1.05	(0.26)	108	39
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
International Equity Index Trust
Series I
06-30-2022[3]	20.25	0.31	(4.00)	(3.69)	—	—	—	—	16.56	(18.22)[4]	0.66[5]	0.39[5]	3.41[5]	294	4
12-31-2021	19.55	0.48	1.02	1.50	(0.55)	(0.25)	—	(0.80)	20.25	7.59	0.65	0.39	2.29	371	5
12-31-2020	18.30	0.35	1.51	1.86	(0.44)	(0.17)	—	(0.61)	19.55	10.64	0.66	0.39	2.07	361	5
12-31-2019	15.44	0.50	2.77	3.27	(0.41)	—	—	(0.41)	18.30	21.37	0.67	0.39	2.92	359	5[6]
12-31-2018	18.44	0.45	(3.02)	(2.57)	(0.42)	(0.01)	—	(0.43)	15.44	(14.09)	0.66	0.39	2.55	334	2
12-31-2017	14.79	0.40	3.63	4.03	(0.38)	—	—	(0.38)	18.44	27.30	0.68	0.39	2.33	399	3
Series II
06-30-2022[3]	20.27	0.29	(3.99)	(3.70)	—	—	—	—	16.57	(18.25)[4]	0.86[5]	0.59[5]	3.18[5]	18	4
12-31-2021	19.58	0.43	1.02	1.45	(0.51)	(0.25)	—	(0.76)	20.27	7.33	0.85	0.59	2.09	23	5
12-31-2020	18.32	0.32	1.51	1.83	(0.40)	(0.17)	—	(0.57)	19.58	10.48	0.86	0.59	1.87	23	5
12-31-2019	15.46	0.44	2.80	3.24	(0.38)	—	—	(0.38)	18.32	21.11	0.87	0.59	2.55	22	5[6]
12-31-2018	18.46	0.42	(3.03)	(2.61)	(0.38)	(0.01)	—	(0.39)	15.46	(14.27)	0.86	0.59	2.37	14	2
12-31-2017	14.81	0.36	3.63	3.99	(0.34)	—	—	(0.34)	18.46	27.04	0.88	0.59	2.14	18	3
Series NAV
06-30-2022[3]	20.24	0.32	(4.00)	(3.68)	—	—	—	—	16.56	(18.18)[4]	0.61[5]	0.34[5]	3.50[5]	458	4
12-31-2021	19.55	0.48	1.02	1.50	(0.56)	(0.25)	—	(0.81)	20.24	7.59	0.60	0.34	2.33	535	5
12-31-2020	18.29	0.36	1.51	1.87	(0.44)	(0.17)	—	(0.61)	19.55	10.76	0.61	0.34	2.11	484	5
12-31-2019	15.43	0.50	2.78	3.28	(0.42)	—	—	(0.42)	18.29	21.44	0.62	0.34	2.91	458	5[6]
12-31-2018	18.44	0.46	(3.03)	(2.57)	(0.43)	(0.01)	—	(0.44)	15.43	(14.10)	0.61	0.34	2.58	331	2
12-31-2017	14.78	0.41	3.63	4.04	(0.38)	—	—	(0.38)	18.44	27.45	0.63	0.34	2.39	377	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
Series I
06-30-2022[3]	16.08	0.19	(3.70)	(3.51)	—	—	—	—	12.57	(21.83)[4]	1.05[5]	1.04[5]	2.59[5]	20	8
12-31-2021	14.73	0.21	1.82	2.03	(0.21)	(0.47)	—	(0.68)	16.08	13.72	1.08	1.07	1.31	26	23
12-31-2020	14.38	0.15	0.93	1.08	(0.28)	(0.45)	—	(0.73)	14.73	8.37	1.23	1.22	1.20	27	14
12-31-2019	12.55	0.24	2.47	2.71	(0.30)	(0.58)	—	(0.88)	14.38	22.60	1.20	1.19	1.76	28	12
12-31-2018	15.95	0.24	(3.45)	(3.21)	(0.19)	—	—	(0.19)	12.55	(20.09)	1.15	1.14	1.55	25	20
12-31-2017	12.46	0.20	3.50	3.70	(0.21)	—	—	(0.21)	15.95	29.46	1.18	1.17	1.42	38	14
Series II
06-30-2022[3]	16.05	0.17	(3.68)	(3.51)	—	—	—	—	12.54	(21.87)[4]	1.25[5]	1.24[5]	2.36[5]	11	8
12-31-2021	14.71	0.18	1.81	1.99	(0.18)	(0.47)	—	(0.65)	16.05	13.47	1.28	1.27	1.12	15	23
12-31-2020	14.36	0.13	0.92	1.05	(0.25)	(0.45)	—	(0.70)	14.71	8.17	1.43	1.42	0.99	15	14
12-31-2019	12.51	0.21	2.47	2.68	(0.25)	(0.58)	—	(0.83)	14.36	22.35	1.40	1.39	1.55	15	12
12-31-2018	15.93	0.20	(3.43)	(3.23)	(0.19)	—	—	(0.19)	12.51	(20.27)	1.35	1.34	1.34	14	20
12-31-2017	12.45	0.18	3.48	3.66	(0.18)	—	—	(0.18)	15.93	29.17	1.38	1.37	1.22	21	14
Series NAV
06-30-2022[3]	16.09	0.19	(3.70)	(3.51)	—	—	—	—	12.58	(21.81)[4]	1.00[5]	0.99[5]	2.69[5]	72	8
12-31-2021	14.74	0.22	1.82	2.04	(0.22)	(0.47)	—	(0.69)	16.09	13.77	1.03	1.02	1.37	88	23
12-31-2020	14.39	0.16	0.92	1.08	(0.28)	(0.45)	—	(0.73)	14.74	8.41	1.18	1.17	1.25	75	14
12-31-2019	12.56	0.25	2.48	2.73	(0.32)	(0.58)	—	(0.90)	14.39	22.70	1.15	1.14	1.81	73	12
12-31-2018	15.96	0.24	(3.44)	(3.20)	(0.20)	—	—	(0.20)	12.56	(20.08)	1.10	1.09	1.58	74	20
12-31-2017	12.46	0.21	3.50	3.71	(0.21)	—	—	(0.21)	15.96	29.60	1.13	1.12	1.42	93	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
Lifestyle Balanced Portfolio
Series I
06-30-2022[3]	16.79	(0.01)[4]	(2.62)	(2.63)	—	—	—	—	14.16	(15.66)[5]	0.12[6,7]	0.11[6,7]	(0.11)[4,6]	33	2
12-31-2021	16.40	0.37[4]	1.17	1.54	(0.37)	(0.78)	—	(1.15)	16.79	9.44	0.12[7]	0.11[7]	2.18[4]	42	10
12-31-2020	15.43	0.38[4]	1.53	1.91	(0.37)	(0.57)	—	(0.94)	16.40	12.69	0.12[7]	0.12[7]	2.45[4]	41	15
12-31-2019	13.76	0.33[4]	2.09	2.42	(0.30)	(0.45)	—	(0.75)	15.43	17.73	0.12[7]	0.12[7]	2.19[4]	37	11
12-31-2018	14.98	0.32[4]	(0.96)	(0.64)	(0.33)	(0.25)	—	(0.58)	13.76	(4.36)	0.12[7]	0.12[7]	2.13[4]	32	8
12-31-2017	13.78	0.33[4]	1.36	1.69	(0.33)	(0.16)	—	(0.49)	14.98	12.31	0.12[7]	0.12[7]	2.22[4]	35	6
Series II
06-30-2022[3]	16.82	(0.02)[4]	(2.63)	(2.65)	—	—	—	—	14.17	(15.76)[5]	0.32[6,7]	0.31[6,7]	(0.31)[4,6]	762	2
12-31-2021	16.43	0.34[4]	1.17	1.51	(0.34)	(0.78)	—	(1.12)	16.82	9.21	0.32[7]	0.31[7]	1.98[4]	997	10
12-31-2020	15.46	0.35[4]	1.53	1.88	(0.34)	(0.57)	—	(0.91)	16.43	12.47	0.32[7]	0.32[7]	2.26[4]	960	15
12-31-2019	13.78	0.29[4]	2.11	2.40	(0.27)	(0.45)	—	(0.72)	15.46	17.56	0.32[7]	0.32[7]	1.94[4]	860	11
12-31-2018	15.01	0.27[4]	(0.95)	(0.68)	(0.30)	(0.25)	—	(0.55)	13.78	(4.63)	0.32[7]	0.32[7]	1.84[4]	781	8
12-31-2017	13.80	0.29[4]	1.38	1.67	(0.30)	(0.16)	—	(0.46)	15.01	12.16	0.32[7]	0.32[7]	1.97[4]	942	6
Series NAV
06-30-2022[3]	16.77	—[4,8]	(2.62)	(2.62)	—	—	—	—	14.15	(15.62)[5]	0.07[6,7]	0.06[6,7]	(0.06)[4,6]	135	2
12-31-2021	16.38	0.40[4]	1.15	1.55	(0.38)	(0.78)	—	(1.16)	16.77	9.51	0.07[7]	0.06[7]	2.33[4]	161	10
12-31-2020	15.42	0.40[4]	1.51	1.91	(0.38)	(0.57)	—	(0.95)	16.38	12.68	0.07[7]	0.07[7]	2.57[4]	136	15
12-31-2019	13.74	0.34[4]	2.09	2.43	(0.30)	(0.45)	—	(0.75)	15.42	17.89	0.07[7]	0.07[7]	2.29[4]	113	11
12-31-2018	14.97	0.34[4]	(0.98)	(0.64)	(0.34)	(0.25)	—	(0.59)	13.74	(4.39)	0.07[7]	0.07[7]	2.28[4]	89	8
12-31-2017	13.77	0.34[4]	1.35	1.69	(0.33)	(0.16)	—	(0.49)	14.97	12.38	0.07[7]	0.07[7]	2.40[4]	83	6
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
Series I
06-30-2022[3]	14.10	(0.01)[4]	(1.83)	(1.84)	—	—	—	—	12.26	(13.05)[5]	0.15[6,7]	0.13[6,7]	(0.13)[4,6]	15	5
12-31-2021	14.43	0.38[4]	0.04	0.42	(0.35)	(0.40)	—	(0.75)	14.10	2.96	0.14[7]	0.13[7]	2.62[4]	18	22
12-31-2020	13.68	0.45[4]	1.01	1.46	(0.40)	(0.31)	—	(0.71)	14.43	10.75	0.15[7]	0.13[7]	3.19[4]	16	21
12-31-2019	12.67	0.32[4]	1.25	1.57	(0.30)	(0.26)	—	(0.56)	13.68	12.46	0.15[7]	0.13[7]	2.36[4]	12	21
12-31-2018	13.39	0.33[4]	(0.59)	(0.26)	(0.32)	(0.14)	—	(0.46)	12.67	(1.97)	0.16[7]	0.12[7]	2.48[4]	11	21
12-31-2017	12.91	0.34[4]	0.56	0.90	(0.34)	(0.08)	—	(0.42)	13.39	6.96	0.16[7]	0.13[7]	2.69[4]	12	12
Series II
06-30-2022[3]	14.11	(0.02)[4]	(1.82)	(1.84)	—	—	—	—	12.27	(13.04)[5]	0.35[6,7]	0.33[6,7]	(0.33)[4,6]	154	5
12-31-2021	14.45	0.32[4]	0.07	0.39	(0.33)	(0.40)	—	(0.73)	14.11	2.68	0.34[7]	0.33[7]	2.19[4]	200	22
12-31-2020	13.70	0.38[4]	1.05	1.43	(0.37)	(0.31)	—	(0.68)	14.45	10.53	0.35[7]	0.33[7]	2.71[4]	208	21
12-31-2019	12.69	0.30[4]	1.25	1.55	(0.28)	(0.26)	—	(0.54)	13.70	12.22	0.35[7]	0.33[7]	2.20[4]	170	21
12-31-2018	13.41	0.30[4]	(0.58)	(0.28)	(0.30)	(0.14)	—	(0.44)	12.69	(2.17)	0.36[7]	0.32[7]	2.29[4]	164	21
12-31-2017	12.93	0.30[4]	0.58	0.88	(0.32)	(0.08)	—	(0.40)	13.41	6.74	0.36[7]	0.33[7]	2.21[4]	166	12
Series NAV
06-30-2022[3]	14.08	—[4,8]	(1.83)	(1.83)	—	—	—	—	12.25	(13.00)[5]	0.10[6,7]	0.08[6,7]	(0.08)[4,6]	7	5
12-31-2021	14.42	0.33[4]	0.09	0.42	(0.36)	(0.40)	—	(0.76)	14.08	2.94	0.09[7]	0.08[7]	2.24[4]	8	22
12-31-2020	13.67	0.57[4]	0.89	1.46	(0.40)	(0.31)	—	(0.71)	14.42	10.80	0.10[7]	0.08[7]	4.03[4]	9	21
12-31-2019	12.66	0.31[4]	1.27	1.58	(0.31)	(0.26)	—	(0.57)	13.67	12.52	0.10[7]	0.08[7]	2.29[4]	4	21
12-31-2018	13.38	0.36[4]	(0.61)	(0.25)	(0.33)	(0.14)	—	(0.47)	12.66	(1.92)	0.11[7]	0.07[7]	2.70[4]	5	21
12-31-2017	12.90	0.35[4]	0.56	0.91	(0.35)	(0.08)	—	(0.43)	13.38	7.01	0.11[7]	0.08[7]	2.75[4]	4	12
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
Lifestyle Growth Portfolio
Series I
06-30-2022[3]	18.57	(0.01)[4]	(3.23)	(3.24)	—	—	—	—	15.33	(17.45)[5]	0.11[6,7]	0.11[6,7]	(0.11)[4,6]	199	1
12-31-2021	17.79	0.37[4]	2.11	2.48	(0.36)	(1.34)	—	(1.70)	18.57	14.07	0.11[7]	0.11[7]	1.97[4]	252	12[8]
12-31-2020	16.92	0.36[4]	1.84	2.20	(0.37)	(0.96)	—	(1.33)	17.79	13.58	0.12[7]	0.11[7]	2.19[4]	236	13
12-31-2019	14.86	0.32[4]	2.81	3.13	(0.30)	(0.77)	—	(1.07)	16.92	21.45	0.12[7]	0.11[7]	1.96[4]	224	7
12-31-2018	16.41	0.30[4]	(1.28)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.86	(6.12)	0.11[7]	0.11[7]	1.85[4]	207	5
12-31-2017	14.53	0.45[4]	1.88	2.33	(0.30)	(0.15)	—	(0.45)	16.41	16.13	0.12[7]	0.11[7]	3.34[4]	242	4[8]
Series II
06-30-2022[3]	18.59	(0.03)[4]	(3.23)	(3.26)	—	—	—	—	15.33	(17.54)[5]	0.31[6,7]	0.31[6,7]	(0.31)[4,6]	4,323	1
12-31-2021	17.81	0.33[4]	2.11	2.44	(0.32)	(1.34)	—	(1.66)	18.59	13.84	0.31[7]	0.31[7]	1.72[4]	5,588	12[8]
12-31-2020	16.94	0.33[4]	1.84	2.17	(0.34)	(0.96)	—	(1.30)	17.81	13.37	0.32[7]	0.31[7]	1.97[4]	5,588	13
12-31-2019	14.88	0.29[4]	2.81	3.10	(0.27)	(0.77)	—	(1.04)	16.94	21.20	0.32[7]	0.31[7]	1.75[4]	5,567	7
12-31-2018	16.43	0.27[4]	(1.29)	(1.02)	(0.28)	(0.25)	—	(0.53)	14.88	(6.31)	0.31[7]	0.31[7]	1.62[4]	5,225	5
12-31-2017	14.55	0.40[4]	1.90	2.30	(0.27)	(0.15)	—	(0.42)	16.43	15.90	0.32[7]	0.31[7]	2.89[4]	6,456	4[8]
Series NAV
06-30-2022[3]	18.56	—[4,9]	(3.23)	(3.23)	—	—	—	—	15.33	(17.40)[5]	0.06[6,7]	0.06[6,7]	(0.06)[4,6]	485	1
12-31-2021	17.78	0.40[4]	2.09	2.49	(0.37)	(1.34)	—	(1.71)	18.56	14.13	0.06[7]	0.06[7]	2.12[4]	587	12[8]
12-31-2020	16.91	0.38[4]	1.83	2.21	(0.38)	(0.96)	—	(1.34)	17.78	13.63	0.07[7]	0.06[7]	2.30[4]	477	13
12-31-2019	14.85	0.34[4]	2.80	3.14	(0.31)	(0.77)	—	(1.08)	16.91	21.52	0.07[7]	0.06[7]	2.10[4]	415	7
12-31-2018	16.40	0.33[4]	(1.31)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.85	(6.07)	0.06[7]	0.06[7]	2.00[4]	339	5
12-31-2017	14.52	0.46[4]	1.88	2.34	(0.31)	(0.15)	—	(0.46)	16.40	16.20	0.07[7]	0.06[7]	3.61[4]	346	4[8]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Excludes merger activity. 9 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
Series I
06-30-2022[3]	15.82	(0.01)[4]	(2.33)	(2.34)	—	—	—	—	13.48	(14.79)[5]	0.14[6,7]	0.13[6,7]	(0.13)[4,6]	13	4
12-31-2021	15.74	0.38[4]	0.75	1.13	(0.36)	(0.69)	—	(1.05)	15.82	7.25	0.13[7]	0.13[7]	2.36[4]	16	13
12-31-2020	14.85	0.40[4]	1.36	1.76	(0.38)	(0.49)	—	(0.87)	15.74	12.09	0.14[7]	0.13[7]	2.64[4]	14	17
12-31-2019	13.38	0.33[4]	1.79	2.12	(0.29)	(0.36)	—	(0.65)	14.85	15.97	0.14[7]	0.13[7]	2.28[4]	12	15
12-31-2018	14.44	0.31[4]	(0.81)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.58)	0.14[7]	0.13[7]	2.17[4]	10	8
12-31-2017	13.50	0.33[4]	1.07	1.40	(0.33)	(0.13)	—	(0.46)	14.44	10.43	0.14[7]	0.13[7]	2.35[4]	11	7
Series II
06-30-2022[3]	15.85	(0.02)[4]	(2.34)	(2.36)	—	—	—	—	13.49	(14.89)[5]	0.34[6,7]	0.33[6,7]	(0.33)[4,6]	237	4
12-31-2021	15.77	0.33[4]	0.77	1.10	(0.33)	(0.69)	—	(1.02)	15.85	7.03	0.33[7]	0.33[7]	2.05[4]	301	13
12-31-2020	14.88	0.37[4]	1.36	1.73	(0.35)	(0.49)	—	(0.84)	15.77	11.87	0.34[7]	0.33[7]	2.43[4]	307	17
12-31-2019	13.41	0.29[4]	1.80	2.09	(0.26)	(0.36)	—	(0.62)	14.88	15.72	0.34[7]	0.33[7]	2.00[4]	269	15
12-31-2018	14.47	0.28[4]	(0.81)	(0.53)	(0.30)	(0.23)	—	(0.53)	13.41	(3.77)	0.34[7]	0.33[7]	1.94[4]	247	8
12-31-2017	13.52	0.30[4]	1.08	1.38	(0.30)	(0.13)	—	(0.43)	14.47	10.28	0.34[7]	0.33[7]	2.04[4]	295	7
Series NAV
06-30-2022[3]	15.81	(0.01)[4,8]	(2.33)	(2.34)	—	—	—	—	13.47	(14.80)[5]	0.09[6,7]	0.08[6,7]	(0.08)[4,6]	39	4
12-31-2021	15.74	0.40[4]	0.73	1.13	(0.37)	(0.69)	—	(1.06)	15.81	7.23	0.08[7]	0.08[7]	2.44[4]	45	13
12-31-2020	14.84	0.40[4]	1.38	1.78	(0.39)	(0.49)	—	(0.88)	15.74	12.22	0.09[7]	0.08[7]	2.67[4]	35	17
12-31-2019	13.38	0.35[4]	1.77	2.12	(0.30)	(0.36)	—	(0.66)	14.84	15.95	0.09[7]	0.08[7]	2.39[4]	30	15
12-31-2018	14.44	0.35[4]	(0.85)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.53)	0.09[7]	0.08[7]	2.46[4]	22	8
12-31-2017	13.49	0.35[4]	1.07	1.42	(0.34)	(0.13)	—	(0.47)	14.44	10.56	0.09[7]	0.08[7]	2.59[4]	20	7
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
Mid Cap Growth Trust
Series I
06-30-2022[3]	19.86	(0.05)	(7.91)	(7.96)	—	—	—	—	11.90	(40.08)[4]	0.93[5]	0.92[5]	(0.68)[5]	125	53
12-31-2021	26.19	(0.19)	1.58	1.39	—	(7.72)	—	(7.72)	19.86	3.54	0.92	0.92	(0.71)	215	91
12-31-2020	18.07	(0.13)	11.50	11.37	—	(3.25)	—	(3.25)	26.19	65.39	0.93	0.92	(0.61)	234	98
12-31-2019	15.79	(0.10)	5.44	5.34	—	(3.06)	—	(3.06)	18.07	34.53	0.93	0.93	(0.54)	168	64
12-31-2018	17.82	(0.08)	0.15	0.07	—	(2.10)	—	(2.10)	15.79	(1.56)	0.93	0.92	(0.41)	142	69
12-31-2017	14.16	(0.03)	4.04	4.01	—	(0.35)	—	(0.35)	17.82	28.54	0.93	0.92	(0.16)	166	71
Series II
06-30-2022[3]	17.47	(0.06)	(6.95)	(7.01)	—	—	—	—	10.46	(40.13)[4]	1.13[5]	1.12[5]	(0.89)[5]	58	53
12-31-2021	23.93	(0.22)	1.48	1.26	—	(7.72)	—	(7.72)	17.47	3.30	1.12	1.12	(0.92)	105	91
12-31-2020	16.74	(0.16)	10.60	10.44	—	(3.25)	—	(3.25)	23.93	65.02	1.13	1.12	(0.81)	120	98
12-31-2019	14.83	(0.13)	5.10	4.97	—	(3.06)	—	(3.06)	16.74	34.25	1.13	1.13	(0.74)	86	64
12-31-2018	16.87	(0.11)	0.17	0.06	—	(2.10)	—	(2.10)	14.83	(1.71)	1.13	1.12	(0.61)	73	69
12-31-2017	13.45	(0.06)	3.83	3.77	—	(0.35)	—	(0.35)	16.87	28.26	1.13	1.12	(0.36)	85	71
Series NAV
06-30-2022[3]	20.40	(0.05)	(8.12)	(8.17)	—	—	—	—	12.23	(40.05)[4]	0.88[5]	0.87[5]	(0.63)[5]	372	53
12-31-2021	26.70	(0.18)	1.60	1.42	—	(7.72)	—	(7.72)	20.40	3.58	0.87	0.87	(0.66)	611	91
12-31-2020	18.37	(0.12)	11.70	11.58	—	(3.25)	—	(3.25)	26.70	65.47	0.88	0.87	(0.55)	635	98
12-31-2019	16.00	(0.09)	5.52	5.43	—	(3.06)	—	(3.06)	18.37	34.63	0.88	0.88	(0.49)	535	64
12-31-2018	18.03	(0.07)	0.14	0.07	—	(2.10)	—	(2.10)	16.00	(1.54)	0.88	0.87	(0.35)	454	69
12-31-2017	14.31	(0.02)	4.09	4.07	—	(0.35)	—	(0.35)	18.03	28.66	0.88	0.87	(0.12)	501	71
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Index Trust
Series I
06-30-2022[3]	24.89	0.12	(5.02)	(4.90)	—	—	—	—	19.99	(19.69)[4]	0.56[5]	0.45[5]	1.10[5]	825	4
12-31-2021	21.34	0.19	4.95	5.14	(0.23)	(1.36)	—	(1.59)	24.89	24.21	0.56	0.45	0.78	1,086	17
12-31-2020	21.39	0.21	2.19	2.40	(0.32)	(2.13)	—	(2.45)	21.34	13.22	0.56	0.46	1.10	996	14
12-31-2019	18.83	0.26	4.36	4.62	(0.24)	(1.82)	—	(2.06)	21.39	25.59	0.56	0.45	1.22	1,047	15
12-31-2018	23.00	0.27	(2.60)	(2.33)	(0.25)	(1.59)	—	(1.84)	18.83	(11.46)	0.56	0.45	1.17	1,029	15
12-31-2017	21.32	0.24	2.95	3.19	(0.11)	(1.40)	—	(1.51)	23.00	15.81	0.56	0.45	1.07	1,277	19[6,7]
Series II
06-30-2022[3]	24.73	0.10	(5.00)	(4.90)	—	—	—	—	19.83	(19.81)[4]	0.76[5]	0.65[5]	0.90[5]	54	4
12-31-2021	21.21	0.14	4.91	5.05	(0.17)	(1.36)	—	(1.53)	24.73	23.96	0.76	0.65	0.58	73	17
12-31-2020	21.28	0.17	2.17	2.34	(0.28)	(2.13)	—	(2.41)	21.21	12.98	0.76	0.66	0.90	67	14
12-31-2019	18.73	0.21	4.36	4.57	(0.20)	(1.82)	—	(2.02)	21.28	25.43	0.76	0.65	1.02	70	15
12-31-2018	22.89	0.22	(2.58)	(2.36)	(0.21)	(1.59)	—	(1.80)	18.73	(11.66)	0.76	0.65	0.96	66	15
12-31-2017	21.24	0.19	2.93	3.12	(0.07)	(1.40)	—	(1.47)	22.89	15.51	0.76	0.65	0.85	90	19[6,7]
Series NAV
06-30-2022[3]	24.89	0.13	(5.03)	(4.90)	—	—	—	—	19.99	(19.69)[4]	0.51[5]	0.40[5]	1.15[5]	219	4
12-31-2021	21.34	0.21	4.94	5.15	(0.24)	(1.36)	—	(1.60)	24.89	24.27	0.51	0.40	0.84	297	17
12-31-2020	21.39	0.22	2.19	2.41	(0.33)	(2.13)	—	(2.46)	21.34	13.27	0.51	0.41	1.15	242	14
12-31-2019	18.82	0.27	4.37	4.64	(0.25)	(1.82)	—	(2.07)	21.39	25.72	0.51	0.40	1.28	228	15
12-31-2018	23.00	0.28	(2.60)	(2.32)	(0.27)	(1.59)	—	(1.86)	18.82	(11.45)	0.51	0.40	1.23	174	15
12-31-2017	21.32	0.24	2.96	3.20	(0.12)	(1.40)	—	(1.52)	23.00	15.86	0.51	0.40	1.10	198	19[6,7]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes in-kind transactions. 7 Excludes merger activity.
Mid Value Trust
Series I
06-30-2022[3]	11.97	0.07	(1.28)	(1.21)	—	—	—	—	10.76	(10.11)[4]	0.98[5]	0.93[5]	1.20[5]	217	21
12-31-2021	10.18	0.06	2.42	2.48	(0.12)	(0.57)	—	(0.69)	11.97	24.34	1.04	0.99	0.48	241	26
12-31-2020	9.68	0.14	0.73	0.87	(0.15)	(0.22)	—	(0.37)	10.18	9.60	1.05	1.00	1.55	210	36
12-31-2019	9.47	0.15	1.54	1.69	(0.11)	(1.37)	—	(1.48)	9.68	19.54	1.05	1.00	1.50	239	33
12-31-2018	11.60	0.09	(1.20)	(1.11)	(0.09)	(0.93)	—	(1.02)	9.47	(10.84)	1.05	0.99	0.80	241	35
12-31-2017	11.62	0.11	1.10	1.21	(0.11)	(1.12)	—	(1.23)	11.60	11.43	1.04	0.99	0.96	312	32
Series II
06-30-2022[3]	11.98	0.06	(1.28)	(1.22)	—	—	—	—	10.76	(10.18)[4]	1.18[5]	1.13[5]	1.00[5]	49	21
12-31-2021	10.19	0.03	2.42	2.45	(0.09)	(0.57)	—	(0.66)	11.98	24.10	1.24	1.19	0.28	56	26
12-31-2020	9.69	0.12	0.74	0.86	(0.14)	(0.22)	—	(0.36)	10.19	9.38	1.25	1.20	1.36	47	36
12-31-2019	9.49	0.13	1.53	1.66	(0.09)	(1.37)	—	(1.46)	9.69	19.15	1.25	1.20	1.30	50	33
12-31-2018	11.61	0.07	(1.19)	(1.12)	(0.07)	(0.93)	—	(1.00)	9.49	(10.93)	1.25	1.19	0.60	48	35
12-31-2017	11.63	0.09	1.10	1.19	(0.09)	(1.12)	—	(1.21)	11.61	11.21	1.24	1.19	0.76	62	32
Series NAV
06-30-2022[3]	11.87	0.07	(1.26)	(1.19)	—	—	—	—	10.68	(10.03)[4]	0.93[5]	0.88[5]	1.24[5]	296	21
12-31-2021	10.11	0.06	2.39	2.45	(0.12)	(0.57)	—	(0.69)	11.87	24.26	0.99	0.94	0.53	366	26
12-31-2020	9.61	0.14	0.74	0.88	(0.16)	(0.22)	—	(0.38)	10.11	9.72	1.00	0.95	1.59	345	36
12-31-2019	9.42	0.15	1.53	1.68	(0.12)	(1.37)	—	(1.49)	9.61	19.49	1.00	0.95	1.56	381	33
12-31-2018	11.53	0.10	(1.18)	(1.08)	(0.10)	(0.93)	—	(1.03)	9.42	(10.68)	1.00	0.94	0.86	359	35
12-31-2017	11.56	0.11	1.10	1.21	(0.12)	(1.12)	—	(1.24)	11.53	11.46	0.99	0.94	0.99	434	32
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
Series I
06-30-2022[3]	27.47	0.23	(6.50)	(6.27)	—	—	—	—	21.20	(22.82)[4]	0.80[5]	0.79[5]	1.91[5]	58	46
12-31-2021	18.97	0.31	8.54	8.85	(0.35)	—	—	(0.35)	27.47	46.79	0.80	0.79	1.33	79	63
12-31-2020	23.55	0.40	(1.97)	(1.57)	(0.43)	(2.58)	—	(3.01)	18.97	(5.64)	0.82	0.82	1.96	61	180
12-31-2019	18.72	0.42	5.07	5.49	(0.48)	(0.18)	—	(0.66)	23.55	29.40	0.81	0.81	1.90	73	129
12-31-2018	19.71	0.43	(1.09)	(0.66)	(0.33)	—	—	(0.33)	18.72	(3.46)	0.81	0.81	2.21	64	164
12-31-2017	18.65	0.40	0.76	1.16	(0.10)	—	—	(0.10)	19.71	6.24	0.81	0.80	2.08	77	166
Series II
06-30-2022[3]	27.44	0.21	(6.49)	(6.28)	—	—	—	—	21.16	(22.89)[4]	1.00[5]	0.99[5]	1.71[5]	31	46
12-31-2021	18.96	0.26	8.52	8.78	(0.30)	—	—	(0.30)	27.44	46.46	1.00	0.99	1.14	44	63
12-31-2020	23.53	0.36	(1.96)	(1.60)	(0.39)	(2.58)	—	(2.97)	18.96	(5.80)	1.02	1.02	1.75	32	180
12-31-2019	18.72	0.38	5.05	5.43	(0.44)	(0.18)	—	(0.62)	23.53	29.08	1.01	1.01	1.70	40	129
12-31-2018	19.74	0.38	(1.08)	(0.70)	(0.32)	—	—	(0.32)	18.72	(3.64)	1.01	1.01	2.00	35	164
12-31-2017	18.68	0.36	0.77	1.13	(0.07)	—	—	(0.07)	19.74	6.06	1.01	1.00	1.88	45	166
Series NAV
06-30-2022[3]	27.28	0.24	(6.46)	(6.22)	—	—	—	—	21.06	(22.77)[4]	0.75[5]	0.74[5]	1.98[5]	237	46
12-31-2021	18.84	0.32	8.48	8.80	(0.36)	—	—	(0.36)	27.28	46.80	0.75	0.74	1.39	309	63
12-31-2020	23.41	0.41	(1.96)	(1.55)	(0.44)	(2.58)	—	(3.02)	18.84	(5.58)	0.77	0.77	2.01	221	180
12-31-2019	18.61	0.43	5.04	5.47	(0.49)	(0.18)	—	(0.67)	23.41	29.47	0.76	0.76	1.96	257	129
12-31-2018	19.59	0.43	(1.08)	(0.65)	(0.33)	—	—	(0.33)	18.61	(3.43)	0.76	0.76	2.26	204	164
12-31-2017	18.53	0.41	0.76	1.17	(0.11)	—	—	(0.11)	19.59	6.26	0.76	0.75	2.15	254	166
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
Science & Technology Trust
Series I
06-30-2022[3]	36.59	(0.10)	(12.48)	(12.58)	—	—	—	—	24.01	(34.38)[4]	1.12[5]	1.06[5]	(0.71)	504	71
12-31-2021	41.87	(0.25)	4.10	3.85	—	(9.13)	—	(9.13)	36.59	8.53	1.11	1.06	(0.58)	834	87
12-31-2020	29.43	(0.06)[6]	16.39	16.33	—	(3.89)	—	(3.89)	41.87	57.46	1.11	1.07	(0.16)[6]	938	114
12-31-2019	25.80	0.01	9.31	9.32	(0.03)	(5.66)	—	(5.69)	29.43	38.06	1.13	1.08	0.04	662	87
12-31-2018	29.97	(0.11)	0.68	0.57	—	(4.74)	—	(4.74)	25.80	(0.61)	1.12	1.08	(0.35)	594	108
12-31-2017	22.48	(0.09)	9.17	9.08	(0.02)	(1.57)	—	(1.59)	29.97	41.13	1.12	1.08	(0.34)	617	91
Series II
06-30-2022[3]	33.48	(0.12)	(11.41)	(11.53)	—	—	—	—	21.95	(34.44)[4]	1.32[5]	1.26[5]	(0.92)	45	71
12-31-2021	39.08	(0.31)	3.84	3.53	—	(9.13)	—	(9.13)	33.48	8.31	1.31	1.26	(0.78)	79	87
12-31-2020	27.71	(0.11)[6]	15.37	15.26	—	(3.89)	—	(3.89)	39.08	57.15	1.31	1.27	(0.35)[6]	84	114
12-31-2019	24.58	(0.05)	8.84	8.79	—	(5.66)	—	(5.66)	27.71	37.74	1.33	1.28	(0.17)	59	87
12-31-2018	28.79	(0.17)	0.70	0.53	—	(4.74)	—	(4.74)	24.58	(0.78)	1.32	1.28	(0.55)	49	108
12-31-2017	21.68	(0.14)	8.82	8.68	—	(1.57)	—	(1.57)	28.79	40.81	1.32	1.28	(0.54)	53	91
Series NAV
06-30-2022[3]	37.35	(0.10)	(12.74)	(12.84)	—	—	—	—	24.51	(34.38)[4]	1.07[5]	1.01[5]	(0.66)	101	71
12-31-2021	42.55	(0.23)	4.16	3.93	—	(9.13)	—	(9.13)	37.35	8.58	1.06	1.01	(0.53)	158	87
12-31-2020	29.84	(0.05)[6]	16.65	16.60	—	(3.89)	—	(3.89)	42.55	57.58	1.06	1.02	(0.14)[6]	145	114
12-31-2019	26.10	0.03	9.42	9.45	(0.05)	(5.66)	—	(5.71)	29.84	38.09	1.08	1.03	0.10	89	87
12-31-2018	30.26	(0.10)	0.68	0.58	—	(4.74)	—	(4.74)	26.10	(0.57)	1.07	1.03	(0.31)	64	108
12-31-2017	22.68	(0.08)	9.26	9.18	(0.03)	(1.57)	—	(1.60)	30.26	41.21	1.07	1.03	(0.29)	48	91
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.18 and 0.51%, respectively.
The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
06-30-2022[3]	17.26	0.06	(4.12)	(4.06)	—	—	—	—	13.20	(23.52)[4]	0.58[5]	0.52[5]	0.74[5]	338	10
12-31-2021	16.31	0.12	2.27	2.39	(0.10)	(1.34)	—	(1.44)	17.26	14.49	0.57	0.51	0.67	460	20
12-31-2020	14.94	0.10	2.50	2.60	(0.20)	(1.03)	—	(1.23)	16.31	19.29	0.59	0.53	0.74	427	16
12-31-2019	13.36	0.16	3.01	3.17	(0.15)	(1.44)	—	(1.59)	14.94	25.04	0.58	0.53	1.11	404	14
12-31-2018	16.09	0.17	(1.78)	(1.61)	(0.15)	(0.97)	—	(1.12)	13.36	(11.42)	0.58	0.52	1.04	365	24
12-31-2017	14.74	0.15	1.89	2.04	(0.07)	(0.62)	—	(0.69)	16.09	14.39	0.58	0.52	0.97	416	22
Series II
06-30-2022[3]	17.13	0.04	(4.08)	(4.04)	—	—	—	—	13.09	(23.58)[4]	0.78[5]	0.72[5]	0.54[5]	26	10
12-31-2021	16.20	0.08	2.26	2.34	(0.07)	(1.34)	—	(1.41)	17.13	14.25	0.77	0.71	0.46	37	20
12-31-2020	14.85	0.07	2.48	2.55	(0.17)	(1.03)	—	(1.20)	16.20	19.05	0.79	0.73	0.54	36	16
12-31-2019	13.29	0.13	2.99	3.12	(0.12)	(1.44)	—	(1.56)	14.85	24.78	0.78	0.73	0.90	35	14
12-31-2018	16.00	0.13	(1.75)	(1.62)	(0.12)	(0.97)	—	(1.09)	13.29	(11.55)	0.78	0.72	0.82	32	24
12-31-2017	14.66	0.11	1.89	2.00	(0.04)	(0.62)	—	(0.66)	16.00	14.18	0.78	0.72	0.75	42	22
Series NAV
06-30-2022[3]	17.29	0.06	(4.13)	(4.07)	—	—	—	—	13.22	(23.54)[4]	0.53[5]	0.47[5]	0.78[5]	122	10
12-31-2021	16.33	0.13	2.28	2.41	(0.11)	(1.34)	—	(1.45)	17.29	14.59	0.52	0.46	0.73	169	20
12-31-2020	14.96	0.11	2.49	2.60	(0.20)	(1.03)	—	(1.23)	16.33	19.32	0.54	0.48	0.78	144	16
12-31-2019	13.38	0.18	3.00	3.18	(0.16)	(1.44)	—	(1.60)	14.96	25.07	0.53	0.48	1.19	158	14
12-31-2018	16.10	0.18	(1.77)	(1.59)	(0.16)	(0.97)	—	(1.13)	13.38	(11.30)	0.53	0.47	1.09	124	24
12-31-2017	14.75	0.16	1.89	2.05	(0.08)	(0.62)	—	(0.70)	16.10	14.43	0.53	0.47	1.02	137	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
Small Cap Opportunities Trust
Series I
06-30-2022[3]	33.56	0.03	(5.51)	(5.48)	—	—	—	—	28.08	(16.33)[4]	1.14[5]	0.88[5]	0.23[5]	75	13
12-31-2021	26.24	0.19	7.96	8.15	(0.15)	(0.68)	—	(0.83)	33.56	31.10	1.14	0.91	0.61	95	28
12-31-2020	25.52	0.13	2.07	2.20	(0.16)	(1.32)	—	(1.48)	26.24	9.88	1.17	1.00	0.58	81	28
12-31-2019	22.37	0.14	5.29	5.43	(0.11)	(2.17)	—	(2.28)	25.52	25.54	1.16	0.98	0.58	83	16
12-31-2018	32.01	0.11	(3.10)	(2.99)	(0.14)	(6.51)	—	(6.65)	22.37	(13.84)	1.14	0.96	0.36	74	23
12-31-2017	31.06	0.09	3.08	3.17	(0.13)	(2.09)	—	(2.22)	32.01	11.07	1.10	1.02	0.29	97	41
Series II
06-30-2022[3]	32.73	—[6]	(5.37)	(5.37)	—	—	—	—	27.36	(16.41)[4]	1.34[5]	1.08[5]	0.03[5]	27	13
12-31-2021	25.61	0.12	7.78	7.90	(0.10)	(0.68)	—	(0.78)	32.73	30.85	1.34	1.11	0.39	35	28
12-31-2020	24.96	0.08	2.01	2.09	(0.12)	(1.32)	—	(1.44)	25.61	9.65	1.37	1.20	0.38	30	28
12-31-2019	21.91	0.09	5.18	5.27	(0.05)	(2.17)	—	(2.22)	24.96	25.26	1.36	1.18	0.38	31	16
12-31-2018	31.48	0.05	(3.03)	(2.98)	(0.08)	(6.51)	—	(6.59)	21.91	(14.02)	1.34	1.16	0.16	29	23
12-31-2017	30.58	0.03	3.04	3.07	(0.08)	(2.09)	—	(2.17)	31.48	10.86	1.30	1.22	0.09	39	41
Series NAV
06-30-2022[3]	33.30	0.05	(5.48)	(5.43)	—	—	—	—	27.87	(16.31)[4]	1.09[5]	0.83[5]	0.32[5]	39	13
12-31-2021	26.04	0.21	7.90	8.11	(0.17)	(0.68)	—	(0.85)	33.30	31.16	1.09	0.86	0.67	38	28
12-31-2020	25.34	0.14	2.06	2.20	(0.18)	(1.32)	—	(1.50)	26.04	9.92	1.12	0.95	0.63	30	28
12-31-2019	22.23	0.15	5.25	5.40	(0.12)	(2.17)	—	(2.29)	25.34	25.60	1.11	0.93	0.62	26	16
12-31-2018	31.85	0.13	(3.09)	(2.96)	(0.15)	(6.51)	—	(6.66)	22.23	(13.81)	1.09	0.91	0.42	23	23
12-31-2017	30.90	0.11	3.08	3.19	(0.15)	(2.09)	—	(2.24)	31.85	11.19	1.05	0.97	0.34	29	41
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
06-30-2022[3]	10.26	(0.02)	(3.43)	(3.45)	—	—	—	—	6.81	(33.63)[4]	1.12[5]	1.11[5]	(0.47)[5]	68	48
12-31-2021	11.92	(0.11)	0.29	0.18	—	(1.84)	—	(1.84)	10.26	1.20	1.11	1.10	(0.88)	114	107
12-31-2020	8.88	(0.06)	4.37	4.31	—	(1.27)	—	(1.27)	11.92	51.54	1.12	1.11	(0.65)	137	113
12-31-2019	9.08	(0.05)	3.21	3.16	—	(3.36)	—	(3.36)	8.88	38.02	1.13	1.12	(0.51)	98	81
12-31-2018	10.13	(0.06)	(0.33)	(0.39)	—	(0.66)	—	(0.66)	9.08	(5.19)	1.11	1.10	(0.59)	81	88
12-31-2017	8.01	(0.06)	2.18	2.12	—	—	—	—	10.13	26.47	1.13	1.12	(0.61)	89	102
Series II
06-30-2022[3]	9.19	(0.02)	(3.08)	(3.10)	—	—	—	—	6.09	(33.73)[4]	1.32[5]	1.31[5]	(0.67)[5]	22	48
12-31-2021	10.88	(0.12)	0.27	0.15	—	(1.84)	—	(1.84)	9.19	1.06	1.31	1.30	(1.08)	35	107
12-31-2020	8.21	(0.07)	4.01	3.94	—	(1.27)	—	(1.27)	10.88	51.23	1.32	1.31	(0.85)	42	113
12-31-2019	8.61	(0.07)	3.03	2.96	—	(3.36)	—	(3.36)	8.21	37.74	1.33	1.32	(0.71)	35	81
12-31-2018	9.66	(0.08)	(0.31)	(0.39)	—	(0.66)	—	(0.66)	8.61	(5.44)	1.31	1.30	(0.78)	28	88
12-31-2017	7.65	(0.07)	2.08	2.01	—	—	—	—	9.66	26.27	1.33	1.32	(0.81)	31	102
Series NAV
06-30-2022[3]	10.52	(0.02)	(3.52)	(3.54)	—	—	—	—	6.98	(33.65)[4]	1.07[5]	1.06[5]	(0.43)[5]	160	48
12-31-2021	12.17	(0.10)	0.29	0.19	—	(1.84)	—	(1.84)	10.52	1.27	1.06	1.05	(0.83)	258	107
12-31-2020	9.04	(0.06)	4.46	4.40	—	(1.27)	—	(1.27)	12.17	51.62	1.07	1.06	(0.60)	261	113
12-31-2019	9.19	(0.05)	3.26	3.21	—	(3.36)	—	(3.36)	9.04	38.10	1.08	1.07	(0.46)	186	81
12-31-2018	10.25	(0.06)	(0.34)	(0.40)	—	(0.66)	—	(0.66)	9.19	(5.22)	1.06	1.05	(0.57)	147	88
12-31-2017	8.09	(0.05)	2.21	2.16	—	—	—	—	10.25	26.70	1.08	1.07	(0.56)	335	102
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
Small Cap Value Trust
Series I
06-30-2022[3]	18.30	0.10	(2.42)	(2.32)	—	—	—	—	15.98	(12.68)[4]	1.04[5]	1.03[5]	1.20[5]	146	23
12-31-2021	14.70	0.09	3.75	3.84	(0.09)	(0.15)	—	(0.24)	18.30	26.19	1.03	1.03	0.53	182	32
12-31-2020	18.19	0.08	(1.73)	(1.65)	(0.15)	(1.69)	—	(1.84)	14.70	(6.70)	1.07	1.06	0.57	167	34
12-31-2019	15.60	0.13	3.82	3.95	(0.10)	(1.26)	—	(1.36)	18.19	26.52	1.09	1.08	0.75	218	19
12-31-2018	20.25	0.14	(2.16)	(2.02)	(0.13)	(2.50)	—	(2.63)	15.60	(12.50)	1.11	1.10	0.69	211	13
12-31-2017	21.51	0.23	0.36	0.59	(0.19)	(1.66)	—	(1.85)	20.25	3.73	1.13	1.12	1.10	309	19
Series II
06-30-2022[3]	18.15	0.08	(2.40)	(2.32)	—	—	—	—	15.83	(12.78)[4]	1.24[5]	1.23[5]	0.99[5]	21	23
12-31-2021	14.58	0.06	3.72	3.78	(0.06)	(0.15)	—	(0.21)	18.15	25.97	1.23	1.23	0.34	27	32
12-31-2020	18.07	0.05	(1.73)	(1.68)	(0.12)	(1.69)	—	(1.81)	14.58	(6.95)	1.27	1.26	0.37	23	34
12-31-2019	15.50	0.10	3.80	3.90	(0.07)	(1.26)	—	(1.33)	18.07	26.33	1.29	1.28	0.56	28	19
12-31-2018	20.13	0.10	(2.14)	(2.04)	(0.09)	(2.50)	—	(2.59)	15.50	(12.66)	1.31	1.30	0.49	25	13
12-31-2017	21.40	0.19	0.35	0.54	(0.15)	(1.66)	—	(1.81)	20.13	3.50	1.33	1.32	0.89	35	19
Series NAV
06-30-2022[3]	18.22	0.11	(2.42)	(2.31)	—	—	—	—	15.91	(12.68)[4]	0.99[5]	0.98[5]	1.25[5]	276	23
12-31-2021	14.63	0.10	3.74	3.84	(0.10)	(0.15)	—	(0.25)	18.22	26.30	0.98	0.98	0.59	344	32
12-31-2020	18.12	0.09	(1.73)	(1.64)	(0.16)	(1.69)	—	(1.85)	14.63	(6.68)	1.02	1.01	0.64	298	34
12-31-2019	15.54	0.14	3.81	3.95	(0.11)	(1.26)	—	(1.37)	18.12	26.62	1.04	1.03	0.81	271	19
12-31-2018	20.18	0.15	(2.15)	(2.00)	(0.14)	(2.50)	—	(2.64)	15.54	(12.45)	1.06	1.05	0.75	249	13
12-31-2017	21.44	0.23	0.37	0.60	(0.20)	(1.66)	—	(1.86)	20.18	3.79	1.08	1.07	1.12	312	19
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
Series I
06-30-2022[3]	12.59	0.02	(2.61)	(2.59)	—	—	—	—	10.00	(20.57)[4]	1.19[5]	1.12[5]	0.28[5]	44	13
12-31-2021	10.55	—[6]	2.39	2.39	(0.04)	(0.31)	—	(0.35)	12.59	22.70	1.18	1.11	(0.02)	58	23
12-31-2020	10.36	0.03	0.80	0.83	(0.03)	(0.61)	—	(0.64)	10.55	9.24	1.19	1.13	0.38	54	30
12-31-2019	16.62	0.04	3.25	3.29	(0.17)	(9.38)	—	(9.55)	10.36	25.53	1.19	1.13	0.25	56	30
12-31-2018	20.86	0.15	(2.46)	(2.31)	(0.08)	(1.85)	—	(1.93)	16.62	(12.94)	1.15	1.09	0.74	50	23
12-31-2017	22.06	0.07	2.07	2.14	(0.05)	(3.29)	—	(3.34)	20.86	11.49	1.15	1.09	0.34	66	19
Series II
06-30-2022[3]	11.98	—[6]	(2.48)	(2.48)	—	—	—	—	9.50	(20.70)[4]	1.39[5]	1.32[5]	0.08[5]	33	13
12-31-2021	10.05	(0.03)	2.29	2.26	(0.02)	(0.31)	—	(0.33)	11.98	22.51	1.38	1.31	(0.22)	44	23
12-31-2020	9.90	0.02	0.75	0.77	(0.01)	(0.61)	—	(0.62)	10.05	9.07	1.39	1.33	0.18	43	30
12-31-2019	16.25	0.01	3.15	3.16	(0.13)	(9.38)	—	(9.51)	9.90	25.22	1.39	1.33	0.05	45	30
12-31-2018	20.43	0.11	(2.40)	(2.29)	(0.04)	(1.85)	—	(1.89)	16.25	(13.09)	1.35	1.29	0.54	41	23
12-31-2017	21.71	0.03	2.02	2.05	(0.04)	(3.29)	—	(3.33)	20.43	11.26	1.35	1.29	0.14	55	19
Series NAV
06-30-2022[3]	12.51	0.02	(2.60)	(2.58)	—	—	—	—	9.93	(20.62)[4]	1.14[5]	1.07[5]	0.34[5]	55	13
12-31-2021	10.48	—[6]	2.39	2.39	(0.05)	(0.31)	—	(0.36)	12.51	22.81	1.13	1.06	0.04	68	23
12-31-2020	10.30	0.04	0.78	0.82	(0.03)	(0.61)	—	(0.64)	10.48	9.25	1.14	1.08	0.42	58	30
12-31-2019	16.57	0.04	3.25	3.29	(0.18)	(9.38)	—	(9.56)	10.30	25.65	1.14	1.08	0.30	46	30
12-31-2018	20.81	0.08	(2.38)	(2.30)	(0.09)	(1.85)	—	(1.94)	16.57	(12.93)	1.10	1.04	0.40	36	23
12-31-2017	22.00	0.08	2.07	2.15	(0.05)	(3.29)	—	(3.34)	20.81	11.58	1.10	1.04	0.39	178	19
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
Strategic Equity Allocation Trust
Series NAV
06-30-2022[3]	22.63	0.18	(4.71)	(4.53)	—	—	—	—	18.10	(20.02)[4]	0.67[5]	0.53[5]	1.80[5]	7,022	2
12-31-2021	20.98	0.29	4.08	4.37	(0.42)	(2.30)	—	(2.72)	22.63	21.15	0.66	0.53	1.27	9,291	6
12-31-2020	20.30	0.31	2.34	2.65	(0.40)	(1.57)	—	(1.97)	20.98	14.34	0.67	0.53	1.61	9,383	7
12-31-2019	17.13	0.38	4.13	4.51	(0.36)	(0.98)	—	(1.34)	20.30	27.15	0.66	0.53	1.95	9,774	4
12-31-2018	19.88	0.36	(1.92)	(1.56)	(0.33)	(0.86)	—	(1.19)	17.13	(8.52)	0.66	0.53	1.83	9,327	5
12-31-2017	16.86	0.32	3.31	3.63	(0.34)	(0.27)	—	(0.61)	19.88	21.77	0.66	0.54	1.72	11,485	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized.
Total Stock Market Index Trust
Series I
06-30-2022[3]	30.88	0.14	(6.91)	(6.77)	—	—	—	—	24.11	(21.92)[4]	0.57[5]	0.49[5]	1.01[5]	459	—[6]
12-31-2021	26.26	0.26	6.12	6.38	(0.33)	(1.43)	—	(1.76)	30.88	24.45	0.56	0.48	0.87	629	8
12-31-2020	24.04	0.34	4.49	4.83	(0.44)	(2.17)	—	(2.61)	26.26	21.45	0.58	0.50	1.42	554	2
12-31-2019	20.22	0.38	5.42	5.80	(0.37)	(1.61)	—	(1.98)	24.04	29.63	0.58	0.50	1.67	530	3
12-31-2018	22.39	0.39	(1.55)	(1.16)	(0.27)	(0.74)	—	(1.01)	20.22	(5.70)	0.58	0.50	1.72	488	2
12-31-2017	19.21	0.31	3.58	3.89	(0.28)	(0.43)	—	(0.71)	22.39	20.59	0.57	0.53	1.48	584	6[7]
Series II
06-30-2022[3]	30.71	0.11	(6.86)	(6.75)	—	—	—	—	23.96	(22.01)[4]	0.77[5]	0.69[5]	0.82[5]	39	—[6]
12-31-2021	26.13	0.20	6.08	6.28	(0.27)	(1.43)	—	(1.70)	30.71	24.19	0.76	0.68	0.67	53	8
12-31-2020	23.94	0.29	4.46	4.75	(0.39)	(2.17)	—	(2.56)	26.13	21.19	0.78	0.70	1.22	46	2
12-31-2019	20.14	0.34	5.39	5.73	(0.32)	(1.61)	—	(1.93)	23.94	29.40	0.78	0.70	1.48	42	3
12-31-2018	22.31	0.35	(1.56)	(1.21)	(0.22)	(0.74)	—	(0.96)	20.14	(5.92)	0.78	0.70	1.52	37	2
12-31-2017	19.15	0.27	3.56	3.83	(0.24)	(0.43)	—	(0.67)	22.31	20.33	0.77	0.73	1.28	45	6[7]
Series NAV
06-30-2022[3]	30.87	0.15	(6.91)	(6.76)	—	—	—	—	24.11	(21.90)[4]	0.52[5]	0.44[5]	1.07[5]	198	—[6]
12-31-2021	26.25	0.27	6.12	6.39	(0.34)	(1.43)	—	(1.77)	30.87	24.51	0.51	0.43	0.92	260	8
12-31-2020	24.03	0.35	4.49	4.84	(0.45)	(2.17)	—	(2.62)	26.25	21.50	0.53	0.45	1.47	216	2
12-31-2019	20.21	0.40	5.41	5.81	(0.38)	(1.61)	—	(1.99)	24.03	29.70	0.53	0.45	1.74	185	3
12-31-2018	22.38	0.40	(1.55)	(1.15)	(0.28)	(0.74)	—	(1.02)	20.21	(5.66)	0.53	0.45	1.77	137	2
12-31-2017	19.20	0.32	3.58	3.90	(0.29)	(0.43)	—	(0.72)	22.38	20.65	0.52	0.48	1.53	165	6[7]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-22. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than 1%. 7 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-five of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Emerging Markets Value Trust, International Equity Index Trust, International Small Company Trust, Financial Industries Trust and Fundamental All Cap Core Trust. Series NAV of Emerging Markets Value Trust and International Equity Index Trust and Series II of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment
87

Significant accounting policies, continued

speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2022, by major security category or type:
	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$6,534,973,406	$6,534,973,406	—	—
Short-term investments	177,544,620	456,633	$177,087,987	—
Total investments in securities	$6,712,518,026	$6,535,430,039	$177,087,987	—
Derivatives:
Liabilities
Futures	$(10,863,045)	$(10,863,045)	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,144,273,347	$1,144,273,347	—	—
Total investments in securities	$1,144,273,347	$1,144,273,347	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$178,792,977	$178,792,977	—	—
Total investments in securities	$178,792,977	$178,792,977	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$769,179,988	$769,179,988	—	—
Total investments in securities	$769,179,988	$769,179,988	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$829,010,196	$829,010,196	—	—
Total investments in securities	$829,010,196	$829,010,196	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$349,813,375	$349,813,375	—	—
Total investments in securities	$349,813,375	$349,813,375	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$283,429,389	$276,024,014	$7,405,375	—
Consumer discretionary	304,389,661	304,389,661	—	—
88

Significant accounting policies, continued

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Financials	$53,559,267	$53,559,267	—	—
Health care	213,043,368	213,043,368	—	—
Industrials	9,708,795	9,708,795	—	—
Information technology	707,024,861	704,857,277	$2,167,584	—
Materials	13,738,412	13,738,412	—	—
Real estate	1,571,727	1,571,727	—	—
Corporate bonds	3,169,300	—	3,169,300	—
Short-term investments	14,308,912	14,308,912	—	—
Total investments in securities	$1,603,943,692	$1,591,201,433	$12,742,259	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$41,349,366	$41,349,366	—	—
Consumer discretionary	121,783,296	110,803,594	$10,979,702	—
Consumer staples	18,665,186	18,665,186	—	—
Energy	7,041,323	7,041,323	—	—
Financials	15,295,402	15,295,402	—	—
Health care	53,524,018	53,524,018	—	—
Industrials	5,090,428	5,090,428	—	—
Information technology	158,969,610	151,650,045	7,319,565	—
Real estate	7,332,877	7,332,877	—	—
Short-term investments	13,487,419	13,487,419	—	—
Total investments in securities	$442,538,925	$424,239,658	$18,299,267	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$280,862,948	$277,401,258	$3,461,690	—
Preferred securities	2,223,635	2,223,635	—	—
U.S. Government and Agency obligations	33,794,721	—	33,794,721	—
Corporate bonds	27,835,074	—	27,835,074	—
Convertible bonds	778,551	—	778,551	—
Term loans	51,455,754	—	51,455,754	—
Asset backed securities	1,126,992	—	1,126,992	—
Short-term investments	20,578,653	18,075,653	2,503,000	—
Total investments in securities	$418,656,328	$297,700,546	$120,955,782	—
Derivatives:
Liabilities
Written options	$(376,738)	—	$(376,738)	—

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$2,022,326	—	$2,022,326	—
Austria	2,260,523	—	2,260,523	—
Belgium	1,200,168	—	1,200,168	—
Bermuda	5,488,163	$5,488,163	—	—
Canada	18,203,375	18,203,375	—	—
Finland	8,660,955	—	8,660,955	—
France	27,187,751	—	27,187,751	—
89

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	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
Germany	$23,113,809	—	$23,113,809	—
Greece	1,930,382	—	1,930,382	—
India	2,524,917	$2,524,917	—	—
Ireland	5,535,850	—	5,535,850	—
Italy	1,489,869	—	1,489,869	—
Japan	29,389,528	—	29,389,528	—
Netherlands	8,571,504	—	8,571,504	—
Norway	3,497,400	—	3,497,400	—
South Korea	9,312,894	—	9,312,894	—
Spain	2,317,369	—	2,317,369	—
Sweden	7,325,366	—	7,325,366	—
Switzerland	24,394,544	—	24,394,544	—
United Kingdom	57,910,985	16,220,468	41,690,517	—
United States	4,811,326	4,811,326	—	—
Preferred securities	1,460,443	—	1,460,443	—
Short-term investments	10,197,110	10,197,110	—	—
Total investments in securities	$258,806,557	$57,445,359	$201,361,198	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$40,100	—	$40,100	—
Belgium	29,505	—	29,505	—
Brazil	6,251,366	$6,251,366	—	—
Chile	1,028,326	1,028,326	—	—
China	54,411,544	4,470,473	49,784,011	$157,060
Colombia	157,961	157,961	—	—
Czech Republic	243,196	—	243,196	—
Greece	508,861	—	508,861	—
Hong Kong	10,749,827	—	10,582,362	167,465
Hungary	439,393	—	439,393	—
India	29,946,032	153,416	29,785,403	7,213
Indonesia	4,154,868	—	4,113,047	41,821
Malaysia	3,714,181	—	3,714,181	—
Mexico	4,883,893	4,883,893	—	—
Panama	5,034	5,034	—	—
Philippines	1,565,911	—	1,565,744	167
Poland	1,517,005	—	1,517,005	—
Qatar	1,827,832	—	1,827,832	—
Russia	154,098	—	—	154,098
Saudi Arabia	7,722,565	—	7,722,565	—
Singapore	126,009	126,009	—	—
South Africa	6,960,879	529,320	6,431,559	—
South Korea	25,544,403	2,243,841	23,300,562	—
Taiwan	36,286,788	—	36,286,788	—
Thailand	4,912,066	—	4,912,066	—
Turkey	1,121,551	—	1,121,240	311
Ukraine	25,100	—	25,100	—
United Arab Emirates	2,134,307	—	2,134,307	—
United States	68,635	—	68,635	—
Preferred securities
Brazil	3,595,457	3,595,457	—	—
Colombia	94,974	94,974	—	—
Philippines	12,028	—	12,028	—
90

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	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Taiwan	$11,887	—	$11,887	—
Rights	1,874	—	1,874	—
Warrants	1,088	$1,088	—	—
Short-term investments	2,189,827	2,189,827	—	—
Total investments in securities	$212,438,371	$25,730,985	$186,179,251	$528,135
Derivatives:
Liabilities
Futures	$(76,637)	$(76,637)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$69,498,489	$69,498,489	—	—
Consumer discretionary	50,091,776	50,091,776	—	—
Consumer staples	96,900,578	96,900,578	—	—
Energy	104,010,063	74,603,948	$29,406,115	—
Financials	271,472,840	271,472,840	—	—
Health care	243,269,651	231,853,100	11,416,551	—
Industrials	136,500,623	136,500,623	—	—
Information technology	103,874,697	103,874,697	—	—
Materials	71,638,273	68,269,367	3,368,906	—
Real estate	60,787,067	60,787,067	—	—
Utilities	124,074,635	124,074,635	—	—
Preferred securities	21,442,807	21,442,807	—	—
Short-term investments	15,542,967	15,542,967	—	—
Total investments in securities	$1,369,104,466	$1,324,912,894	$44,191,572	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$71,152,024	$69,646,655	$1,505,369	—
Capital markets	21,510,230	21,510,230	—	—
Consumer finance	3,482,134	3,482,134	—	—
Diversified financial services	4,435,249	3,132,631	1,302,618	—
Insurance	30,246,337	30,246,337	—	—
Thrifts and mortgage finance	656,594	656,594	—	—
Information technology
IT services	2,269,748	2,269,748	—	—
Real estate
Equity real estate investment trusts	4,128,582	4,128,582	—	—
Real estate management and development	768,094	—	768,094	—
Short-term investments	1,858,000	—	1,858,000	—
Total investments in securities	$140,506,992	$135,072,911	$5,434,081	—

91

Significant accounting policies, continued

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$268,434,045	$268,434,045	—	—
Consumer discretionary	426,749,489	384,471,391	$42,278,098	—
Consumer staples	100,025,247	100,025,247	—	—
Energy	102,874,596	102,874,596	—	—
Financials	346,523,772	346,523,772	—	—
Health care	86,089,993	86,089,993	—	—
Industrials	74,838,007	74,838,007	—	—
Information technology	366,809,197	366,809,197	—	—
Materials	21,021,768	21,021,768	—	—
Real estate	55,993,290	55,993,290	—	—
Short-term investments	23,671,000	—	23,671,000	—
Total investments in securities	$1,873,030,404	$1,807,081,306	$65,949,098	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$62,868,447	$62,868,447	—	—
Consumer discretionary	44,614,708	40,469,417	$4,145,291	—
Consumer staples	67,781,340	50,489,151	17,292,189	—
Energy	56,091,170	56,091,170	—	—
Financials	126,000,813	126,000,813	—	—
Health care	123,656,404	123,656,404	—	—
Industrials	92,731,177	92,731,177	—	—
Information technology	73,097,844	66,160,199	6,937,645	—
Materials	12,844,640	12,844,640	—	—
Real estate	20,979,338	20,979,338	—	—
Short-term investments	12,665,000	—	12,665,000	—
Total investments in securities	$693,330,881	$652,290,756	$41,040,125	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
Australia	$2,895,031	—	$2,895,031	—
France	35,936,963	—	35,936,963	—
Germany	2,776,977	—	2,776,977	—
Ireland	3,277,125	—	3,277,125	—
Japan	20,257,875	—	20,257,875	—
Netherlands	12,556,623	—	12,556,623	—
Spain	4,185,245	—	4,185,245	—
Switzerland	13,620,969	$5,021,440	8,599,529	—
United Kingdom	23,818,953	—	23,818,953	—
United States	155,512,404	155,512,404	—	—
Preferred securities	6,976,716	—	6,976,716	—
Short-term investments	2,073,650	2,073,650	—	—
Total investments in securities	$283,888,531	$162,607,494	$121,281,037	—

92

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	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$455,636	$455,636	—	—
Financials	252,093	252,093	—	—
Health care	260,522,191	250,342,533	$10,156,477	$23,181
Industrials	779,448	779,448	—	—
Information technology	212,360	—	212,360	—
Materials	187,682	187,682	—	—
Preferred securities	1,367,023	—	1,367,023	—
Warrants	6,989	6,989	—	—
Short-term investments	616,778	616,778	—	—
Total investments in securities	$264,400,200	$252,641,159	$11,735,860	$23,181

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$36,664,919	—	$36,664,919	—
Austria	892,366	—	892,366	—
Belgium	4,181,593	—	4,181,593	—
Brazil	7,938,936	$7,938,936	—	—
Canada	61,804,352	61,424,038	380,314	—
Chile	839,830	626,222	213,608	—
China	70,273,160	8,866,287	61,351,169	$55,704
Colombia	221,773	221,773	—	—
Czech Republic	469,470	—	469,470	—
Denmark	13,468,267	—	13,468,267	—
Egypt	136,213	—	136,213	—
Finland	5,808,153	—	5,808,153	—
France	52,012,360	—	52,012,360	—
Germany	34,734,158	—	34,734,158	—
Greece	656,048	—	653,110	2,938
Hong Kong	21,252,573	136,789	21,082,999	32,785
Hungary	344,718	—	344,718	—
India	28,508,654	3,503,277	25,005,377	—
Indonesia	4,207,101	9,680	4,197,421	—
Ireland	4,370,634	188,324	4,182,310	—
Israel	3,646,668	1,008,094	2,638,574	—
Italy	9,569,703	—	9,569,703	—
Japan	107,006,338	—	107,006,338	—
Jordan	136,279	—	136,279	—
Luxembourg	1,311,287	—	1,311,287	—
Macau	221,325	—	221,325	—
Malaysia	3,463,545	—	3,463,545	—
Mexico	4,863,608	4,863,608	—	—
Netherlands	21,618,665	—	21,618,665	—
New Zealand	1,072,389	—	1,072,389	—
Norway	4,050,468	—	4,050,468	—
Peru	488,237	488,237	—	—
Philippines	1,527,582	—	1,527,582	—
Poland	1,393,399	—	1,393,399	—
Portugal	856,147	—	856,147	—
Romania	80,091	—	80,091	—
Russia	377,370	—	—	377,370
93

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	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Saudi Arabia	$8,992,155	—	$8,992,155	—
Singapore	7,313,068	$970,034	6,343,034	—
South Africa	7,699,461	—	7,699,461	—
South Korea	22,873,287	77,031	22,796,256	—
Spain	12,363,194	65,353	12,297,841	—
Sweden	15,237,924	—	15,237,924	—
Switzerland	52,950,081	—	52,950,081	—
Taiwan	31,293,893	—	31,293,893	—
Thailand	3,814,493	—	3,814,493	—
Turkey	662,644	—	662,644	—
United Arab Emirates	2	—	2	—
United Kingdom	73,644,762	—	73,644,762	—
United States	788,683	671,891	116,792	—
Preferred securities
Brazil	2,905,746	2,905,746	—	—
Germany	2,127,847	—	2,127,847	—
South Korea	1,301,358	—	1,301,358	—
Warrants	932	932	—	—
Rights	588	—	588	—
Short-term investments	14,281,738	14,281,738	—	—
Total investments in securities	$768,720,235	$108,247,990	$660,003,448	$468,797
Derivatives:
Liabilities
Futures	$(109,145)	$(109,145)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,398,401	$111,978	$6,233,646	$52,777
Austria	1,511,095	—	1,511,095	—
Belgium	1,689,294	27,725	1,661,569	—
Bermuda	187,204	—	187,204	—
Cambodia	42,606	—	42,606	—
Canada	11,975,994	11,975,993	—	1
Chile	706	706	—	—
China	55,931	—	55,931	—
Denmark	2,382,473	—	2,382,473	—
Finland	2,202,485	—	2,202,485	—
France	4,646,662	—	4,644,613	2,049
Gabon	3,127	—	3,127	—
Georgia	51,770	—	51,770	—
Germany	5,843,189	—	5,843,189	—
Gibraltar	32,377	—	32,377	—
Greece	64	—	—	64
Guernsey, Channel Islands	139	—	—	139
Hong Kong	2,624,667	—	2,601,674	22,993
Ireland	801,051	—	801,051	—
Isle of Man	118,719	—	118,719	—
Israel	1,906,899	38,107	1,868,792	—
Italy	3,467,263	—	3,467,263	—
Japan	23,529,840	—	23,529,840	—
Jersey, Channel Islands	96,283	—	96,283	—
Liechtenstein	57,672	—	57,672	—
94

Significant accounting policies, continued

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Luxembourg	$639,115	—	$639,115	—
Macau	17,660	—	17,660	—
Malaysia	12,326	—	12,326	—
Malta	10,738	—	10,738	—
Mauritius	9,272	—	9,272	—
Netherlands	2,165,976	—	2,165,976	—
New Zealand	486,267	—	486,267	—
Norway	987,831	—	987,831	—
Peru	19,449	—	19,449	—
Portugal	422,350	—	422,350	—
Singapore	1,252,593	—	1,233,831	$18,762
South Africa	234,532	—	234,532	—
Spain	2,468,920	—	2,468,920	—
Sweden	2,724,589	—	2,724,589	—
Switzerland	7,118,936	—	7,118,936	—
Taiwan	6,689	—	6,689	—
United Arab Emirates	22,042	$7,892	14,150	—
United Kingdom	11,829,076	3,244	11,810,291	15,541
United States	820,115	367,165	452,950	—
Preferred securities	252,953	—	252,953	—
Rights	2,105	1,690	415	—
Warrants	748	174	574	—
Short-term investments	6,335,767	6,335,767	—	—
Total investments in securities	$107,465,960	$18,870,441	$88,483,193	$112,326
Derivatives:
Liabilities
Futures	$(49,574)	$(49,574)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$930,275,217	$930,275,217	—	—
Total investments in securities	$930,275,217	$930,275,217	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$175,764,877	$175,764,877	—	—
Short-term investments	3,990	3,990	—	—
Total investments in securities	$175,768,867	$175,768,867	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,007,502,372	$5,007,502,372	—	—
Total investments in securities	$5,007,502,372	$5,007,502,372	—	—

95

Significant accounting policies, continued

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$288,638,879	$288,638,879	—	—
Short-term investments	1,444	1,444	—	—
Total investments in securities	$288,640,323	$288,640,323	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$511,020,484	$511,020,484	—	—
Preferred securities	5,200,704	—	—	$5,200,704
Exchange-traded funds	24,422,655	24,422,655	—	—
Short-term investments	22,706,643	8,806,643	$13,900,000	—
Total investments in securities	$563,350,486	$544,249,782	$13,900,000	$5,200,704

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,077,590,688	$1,077,590,688	—	—
Short-term investments	24,722,043	5,537,550	$19,184,493	—
Total investments in securities	$1,102,312,731	$1,083,128,238	$19,184,493	—
Derivatives:
Liabilities
Futures	$(1,076,359)	$(1,076,359)	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$29,752,206	$29,752,206	—	—
Consumer discretionary	24,099,971	20,081,220	$4,018,751	—
Consumer staples	48,371,549	43,105,182	5,266,367	—
Energy	46,436,070	46,436,070	—	—
Financials	109,476,754	104,282,182	5,194,572	—
Health care	78,551,898	74,478,305	4,073,593	—
Industrials	42,919,307	38,009,536	4,909,771	—
Information technology	18,659,662	18,659,662	—	—
Materials	54,084,721	48,116,307	5,968,414	—
Real estate	39,886,884	39,886,884	—	—
Utilities	32,019,732	32,019,732	—	—
Corporate bonds	173,290	—	173,290	—
Short-term investments	44,259,868	44,259,868	—	—
Total investments in securities	$568,691,912	$539,087,154	$29,604,758	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$321,915,516	$321,915,516	—	—
Short-term investments	3,884,204	3,884,204	—	—
Total investments in securities	$325,799,720	$325,799,720	—	—
96

Significant accounting policies, continued

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$112,337,836	$108,036,149	$4,053,087	$248,600
Consumer discretionary	185,684,438	136,402,204	49,282,234	—
Health care	4,073,881	4,073,881	—	—
Information technology	315,828,684	304,591,004	11,237,680	—
Real estate	6,376,441	6,376,441	—	—
Short-term investments	43,029,878	15,059,878	27,970,000	—
Total investments in securities	$667,331,158	$574,539,557	$92,543,001	$248,600

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$13,153,708	$13,153,708	—	—
Consumer discretionary	46,820,333	46,805,478	$14,855	—
Consumer staples	17,591,176	17,591,176	—	—
Energy	26,005,376	26,005,376	—	—
Financials	79,554,907	79,554,907	—	—
Health care	79,149,279	79,026,133	—	$123,146
Industrials	70,156,433	70,156,433	—	—
Information technology	64,281,334	64,281,334	—	—
Materials	19,374,515	19,374,515	—	—
Real estate	34,565,594	34,565,594	—	—
Utilities	16,574,285	16,574,285	—	—
Warrants	21,363	21,363	—	—
Short-term investments	22,566,790	5,463,665	17,103,125	—
Total investments in securities	$489,815,093	$472,573,967	$17,117,980	$123,146
Derivatives:
Liabilities
Futures	$(1,118,087)	$(1,118,087)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,621,316	$2,621,316	—	—
Consumer discretionary	18,140,987	18,140,987	—	—
Consumer staples	6,444,055	6,444,055	—	—
Energy	10,770,246	10,770,246	—	—
Financials	30,094,634	30,094,634	—	—
Health care	16,430,158	16,409,413	—	$20,745
Industrials	25,534,891	25,534,891	—	—
Information technology	17,006,049	17,006,049	—	—
Materials	9,948,662	9,948,662	—	—
Real estate	2,010,653	2,010,653	—	—
Utilities	955,933	955,933	—	—
97

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	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust (continued)
Preferred securities	$41,322	$41,322	—	—
Short-term investments	716,288	716,288	—	—
Total investments in securities	$140,715,194	$140,694,449	—	$20,745
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$242,027,096	$242,027,096	—	—
Exchange-traded funds	7,171,748	7,171,748	—	—
Short-term investments	10,762,955	9,962,955	$800,000	—
Total investments in securities	$259,961,799	$259,161,799	$800,000	—

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$4,682,210	$4,682,210	—	—
Consumer discretionary	39,863,177	39,863,177	—	—
Consumer staples	22,961,084	13,762,645	$9,198,439	—
Energy	7,371,546	7,371,546	—	—
Financials	109,742,571	109,742,571	—	—
Health care	20,025,395	20,025,395	—	—
Industrials	100,080,643	94,630,875	5,449,768	—
Information technology	41,106,110	41,106,110	—	—
Materials	36,222,845	36,222,845	—	—
Real estate	42,020,090	42,020,090	—	—
Utilities	11,387,910	11,387,910	—	—
Short-term investments	8,344,085	144,085	8,200,000	—
Total investments in securities	$443,807,666	$420,959,459	$22,848,207	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$128,506,856	$128,506,856	—	—
Warrants	1,081	1,081	—	—
Short-term investments	6,142,387	6,142,387	—	—
Total investments in securities	$134,650,324	$134,650,324	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$450,079,145	$341,824,800	$108,254,345	—
Consumer discretionary	730,437,790	484,698,314	245,739,476	—
Consumer staples	526,178,878	287,505,930	238,672,948	—
Energy	299,166,912	197,621,058	101,545,854	—
Financials	924,645,338	529,218,247	394,159,151	$1,267,940
Health care	968,795,139	662,180,010	306,534,522	80,607
Industrials	760,132,093	430,384,017	329,748,076	—
Information technology	1,257,463,545	1,087,405,763	170,057,782	—
Materials	310,500,174	143,000,267	167,499,907	—
98

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	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust (continued)
Real estate	$243,140,955	$178,787,797	$64,353,158	—
Utilities	224,341,460	145,812,639	78,528,821	—
Preferred securities	9,606,608	—	9,606,608	—
Warrants	141,652	141,652	—	—
Short-term investments	305,455,902	40,836,558	264,619,344	—
Total investments in securities	$7,010,085,591	$4,529,417,052	$2,479,319,992	$1,348,547
Derivatives:
Liabilities
Futures	$(4,935,462)	$(4,935,462)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$59,486,596	$59,486,218	$346	$32
Consumer discretionary	75,821,009	75,817,989	2,991	29
Consumer staples	47,771,682	47,771,682	—	—
Energy	32,532,546	32,532,546	—	—
Financials	78,628,689	78,621,294	7,395	—
Health care	96,557,840	96,542,651	—	15,189
Industrials	59,134,510	59,134,510	—	—
Information technology	171,162,260	171,162,260	—	—
Materials	16,352,894	16,352,699	—	195
Real estate	23,811,716	23,804,440	—	7,276
Utilities	19,802,428	19,802,428	—	—
Preferred securities	30,635	30,635	—	—
Warrants	4,707	4,705	—	2
Short-term investments	20,033,906	4,442,476	15,591,430	—
Total investments in securities	$701,131,418	$685,506,533	$15,602,162	$22,723
Derivatives:
Liabilities
Futures	$(1,008,014)	$(1,008,014)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount
99

Significant accounting policies, continued

of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2022. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
500 Index Trust	$447,780	$456,960	—
Blue Chip Growth Trust	3,619,699	3,748,756	—
Capital Appreciation Value Trust	723,712	745,615	—
Disciplined Value International Trust	1,556,521	—	$1,706,696
Emerging Markets Value Trust	3,081,178	2,182,912	1,203,786
International Equity Index Trust	14,755,095	10,530,661	6,307,282
International Small Company Trust	7,321,533	6,342,906	1,538,717
Mid Cap Growth Trust	8,536,701	8,809,093	—
Mid Cap Index Trust	5,436,705	5,547,141	—
Mid Value Trust	6,449,347	6,593,972	—
Real Estate Securities Trust	2,277,956	2,325,165	—
Science & Technology Trust	4,584,724	4,784,434	—
Small Cap Index Trust	8,485,159	5,451,552	3,519,660
Small Cap Opportunities Trust	447,753	457,043	—
Small Cap Stock Trust	9,723,840	9,979,964	—
Small Cap Value Trust	139,406	144,050	—
Small Company Value Trust	3,060,532	3,149,138	—
Strategic Equity Allocation Trust	61,900,178	40,867,526	28,297,562
Total Stock Market Index Trust	4,484,513	4,444,642	293,214
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and
100

Significant accounting policies, continued

unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds, excluding International Equity Index Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
International Equity Index Trust and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, International Equity Index Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended June 30, 2022 were as follows:
Portfolio	Commitment fee
500 Index Trust	$15,230
American Asset Allocation Trust	3,810
American Global Growth Trust	2,361
American Growth Trust	3,431
American Growth-Income Trust	3,410
American International Trust	2,625
Blue Chip Growth Trust	5,078
Capital Appreciation Trust	3,033
Capital Appreciation Value Trust	2,664
Disciplined Value International Trust	2,439
Emerging Markets Value Trust	2,360
Equity Income Trust	4,238
Financial Industries Trust	2,278
Fundamental All Cap Core Trust	5,369
Fundamental Large Cap Value Trust	3,072
Global Equity Trust	2,497
Health Sciences Trust	2,469
International Equity Index Trust	13,681
Portfolio	Commitment fee
International Small Company Trust	$2,208
Lifestyle Balanced Portfolio	3,542
Lifestyle Conservative Portfolio	2,333
Lifestyle Growth Portfolio	11,618
Lifestyle Moderate Portfolio	2,498
Mid Cap Growth Trust	3,204
Mid Cap Index Trust	3,840
Mid Value Trust	2,862
Real Estate Securities Trust	2,562
Science & Technology Trust	3,405
Small Cap Index Trust	2,875
Small Cap Opportunities Trust	2,255
Small Cap Stock Trust	2,553
Small Cap Value Trust	2,724
Small Company Value Trust	2,257
Strategic Equity Allocation Trust	15,752
Total Stock Market Index Trust	3,208

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
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Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2021, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2021:
	No Expiration Date
Portfolio	Short Term	Long Term
Disciplined Value International Trust	$—	$879,673
Emerging Markets Value Trust	—	35,262,574
As of December 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2022, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,095,331,736	$3,760,116,654	$(153,793,409)	$3,606,323,245
American Asset Allocation Trust	1,132,644,563	11,628,784	—	11,628,784
American Global Growth Trust	181,223,976	—	(2,430,999)	(2,430,999)
American Growth Trust	797,855,928	—	(28,675,940)	(28,675,940)
American Growth-Income Trust	800,927,686	28,082,510	—	28,082,510
American International Trust	444,284,404	—	(94,471,029)	(94,471,029)
Blue Chip Growth Trust	1,400,589,682	430,088,375	(226,734,365)	203,354,010
Capital Appreciation Trust	441,099,473	70,941,856	(69,502,404)	1,439,452
Capital Appreciation Value Trust	436,075,386	15,328,662	(33,124,458)	(17,795,796)
Disciplined Value International Trust	283,819,041	12,777,180	(37,789,664)	(25,012,484)
Emerging Markets Value Trust	235,213,505	25,946,795	(48,798,566)	(22,851,771)
Equity Income Trust	1,144,889,713	280,031,003	(55,816,250)	224,214,753
Financial Industries Trust	148,150,694	6,947,874	(14,591,576)	(7,643,702)
Fundamental All Cap Core Trust	1,465,363,125	501,654,465	(93,987,186)	407,667,279
Fundamental Large Cap Value Trust	604,436,595	133,707,843	(44,813,557)	88,894,286
Global Equity Trust	289,039,217	23,944,596	(29,095,282)	(5,150,686)
Health Sciences Trust	218,165,928	78,031,647	(31,797,375)	46,234,272
International Equity Index Trust	684,108,543	191,482,914	(106,980,367)	84,502,547
International Small Company Trust	130,705,129	12,790,783	(36,079,526)	(23,288,743)
Lifestyle Balanced Portfolio	990,175,049	639,835	(60,539,667)	(59,899,832)
Lifestyle Conservative Portfolio	199,622,928	—	(23,854,061)	(23,854,061)
Lifestyle Growth Portfolio	5,168,730,138	32,601,763	(193,829,529)	(161,227,766)
Lifestyle Moderate Portfolio	314,480,217	—	(25,839,894)	(25,839,894)
Mid Cap Growth Trust	762,856,259	8,797,194	(208,302,967)	(199,505,773)
Mid Cap Index Trust	1,014,299,579	195,973,771	(109,036,978)	86,936,793
Mid Value Trust	550,232,268	61,536,099	(43,076,455)	18,459,644
Real Estate Securities Trust	329,101,535	19,997,663	(23,299,478)	(3,301,815)
Science & Technology Trust	793,626,800	21,487,547	(147,783,189)	(126,295,642)
Small Cap Index Trust	466,231,468	114,924,324	(92,458,786)	22,465,538
Small Cap Opportunities Trust	130,851,178	27,794,828	(17,930,812)	9,864,016
Small Cap Stock Trust	309,286,165	9,558,028	(58,882,394)	(49,324,366)
Small Cap Value Trust	441,509,898	44,263,592	(41,965,824)	2,297,768
Small Company Value Trust	120,574,105	27,533,756	(13,457,537)	14,076,219
Strategic Equity Allocation Trust	4,566,482,697	2,846,317,019	(407,649,587)	2,438,667,432
Total Stock Market Index Trust	366,484,538	385,558,022	(51,919,156)	333,638,866
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies, partnerships, derivative transactions, litigation proceeds and corporate actions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2022. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$190.2 million to $222.5 million
Emerging Markets Value Trust	To meet the transactional needs of the portfolio and to equitize cash balances.	$1.5 million to $1.7 million
International Equity Index Trust	To gain exposure to certain securities markets.	$13.7 million to $32.0 million
International Small Company Trust	To meet the transactional needs of the portfolio and to equitize cash balances.	Up to $1.3 million
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$21.8 million to $55.9 million
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$19.2 million to $30.2 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$273.2 million to $314.2 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$13.3 million to $31.2 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks
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related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used written options contracts during the six months ended June 30, 2022. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	$377,000 to $8.9 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2022 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(10,863,045)
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(376,738)
Emerging Markets Value Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(76,637)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(109,145)
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(49,574)
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(1,076,359)
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(1,118,087)
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(4,935,462)
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(1,008,014)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2022:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Written options	Total
500 Index Trust	Equity	$(29,754,072)	—	$(29,754,072)
Capital Appreciation Value Trust	Equity	—	$2,403,891	$2,403,891
Emerging Markets Value Trust	Equity	$(209,809)	—	$(209,809)
International Equity Index Trust	Equity	$(4,940,724)	—	$(4,940,724)
International Small Company Trust	Equity	$(28,651)	—	$(28,651)
Mid Cap Index Trust	Equity	$(4,599,546)	—	$(4,599,546)
Small Cap Index Trust	Equity	$(3,902,460)	—	$(3,902,460)
Strategic Equity Allocation Trust	Equity	$(26,575,900)	—	$(26,575,900)
Total Stock Market Index Trust	Equity	$(1,753,082)	—	$(1,753,082)
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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2022:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Written options	Total
500 Index Trust	Equity	$(15,351,681)	—	$(15,351,681)
Capital Appreciation Value Trust	Equity	—	$6,108,764	$6,108,764
Emerging Markets Value Trust	Equity	$(57,833)	—	$(57,833)
International Equity Index Trust	Equity	$(45,102)	—	$(45,102)
International Small Company Trust	Equity	$(60,146)	—	$(60,146)
Mid Cap Index Trust	Equity	$(2,011,086)	—	$(2,011,086)
Small Cap Index Trust	Equity	$(1,456,583)	—	$(1,456,583)
Strategic Equity Allocation Trust	Equity	$(10,027,835)	—	$(10,027,835)
Total Stock Market Index Trust	Equity	$(1,625,302)	—	$(1,625,302)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust — a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; c) 0.750% of the next $2 billion of aggregate net assets; and d) 0.725% of the excess over $3 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series.
•  Capital Appreciation Trust — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Trust — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Disciplined Value International Trust — If aggregate net assets are less than $300 million, then the management fee to be paid is 0.825% of aggregate net assets. If aggregate net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee to be paid is 0.775% of aggregate net assets. If aggregate net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate net assets; and b) 0.750% of the next $500 million; and c) 0.725% of the excess over $3 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Manulife Boston Partners International Equity Fund, Disciplined Value International Fund, a series of John Hancock Investment Trust, and effective April 1, 2022, MLI Pension Plus Growth Fund and Manulife Balanced Fund.
•  Emerging Markets Value Trust — a) 0.870% of the first $100 million of aggregate net assets; and b) 0.820% of the excess over $100 million of aggregate net assets. Prior to March 1, 2022, the annual rates were a) 0.900% of the first $100 million of aggregate net assets; and b) 0.850% of the excess over $100 million of aggregate net assets.
•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate
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net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund and Manulife US Large Cap Value Equity Fund (Canada).
•  Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•  Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•  Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets.
•  Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million; e) 0.900% of the next $500 million; and f) 0.900% of the excess over $1.5 billion of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets. When aggregate net assets exceed $1.5 billion, the advisory fee is 0.900% on all net assets. Prior to February 1, 2022, the annual rates were a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceeded $750 million, the advisory fee was 0.950% on all net assets. Aggregate net assets are the net assets of the portfolio, JHF II Health Sciences Fund, and effective February 1, 2022, Manulife Healthcare Fund Series - (I).
•  International Equity Index Trust — a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•  International Small Company Trust — 0.800% of aggregate net assets. Prior to March 1, 2022, the annual rates were 0.850% of aggregate net assets.
•  Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated fund assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets.
•  Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•  Mid Cap Growth Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $3.2 billion; d) 0.800% of aggregate net assets between $3.2 billion and $3.7 billion; e) 0.775% of aggregate net assets between $3.7 billion and $4.2 billion; and f) 0.755% of the excess over $4.2 billion of aggregate net assets.
•  Mid Value Trust — a) 0.950% of the first $1 billion of aggregate net assets; and b) 0.875% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the management fee for that day is 0.875% of all assets of the portfolio. Prior to February 1, 2022, the annual rates were a) 1.050% of the first $20 million of aggregate net assets; and b) 0.950% of the excess over $20 million of aggregate net assets. When aggregate net assets exceeded $50 million on any day, the management fee for that day was 0.950% of all assets of the portfolio.
•  Real Estate Securities Trust — a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets.
•  Science & Technology Trust — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of the next $50 million of aggregate net assets; c) 1.000% when assets reach $100 million retro to the first dollar; d) 0.975% when assets reach $200 million retro to the first dollar; and e) 0.950% when assets reach $500 million retro to the first dollar. When aggregate net assets exceed $500 million on any day, the management fee for that day is a) 0.950% of aggregate net assets up to $1 billion; and b) 0.925% of aggregate net assets in excess of $1 billion. Prior to June 1, 2022, the annual rates were a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets. Aggregate net assets are the net assets of the portfolio, JHF II Science and Technology Fund, and effective June 1, 2022, (MMTF) Manulife Technology Fund.
•  Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund.
•  Small Cap Stock Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.
•  Small Cap Value Trust — a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets.
•  Small Company Value Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets.
106

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Aggregate net assets are the net assets of the portfolio, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund. Prior to April 8, 2022, the aggregate net assets were the net assets of the portfolio, JHF II Strategic Equity Allocation Fund, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors:
Portfolio	Subadvisor(s)
Emerging Markets Value Trust International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
Capital Appreciation Trust	Jennison Associates LLC
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Strategic Equity Allocation Trust	Manulife Investment Management (US) LLC[1]
500 Index Trust Mid Cap Index Trust Small Cap Index Trust Total Stock Market Index Trust	Manulife Investment Management (North America) Limited[1]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Science & Technology Trust [2] Small Company Value Trust	T. Rowe Price Associates, Inc.
Disciplined Value International Trust	Boston Partners Global Investors, Inc.
Mid Cap Growth Trust Real Estate Securities Trust Small Cap Stock Trust Small Cap Value Trust	Wellington Management Company LLP
1  An affiliate of the Advisor.
2  On June 23, 2022, Allianz Global Investors U.S. LLC was removed as subadvisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value International Trust	0.25%
Emerging Markets Value Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.20%
Portfolio	Expense limitation as a percentage of average net assets
Health Sciences Trust	0.20%
International Small Company Trust	0.25%
Mid Cap Growth Trust	0.20%
Mid Cap Index Trust	0.08%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%

107

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex, including certain of the portfolios presented in this report (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2022, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 fees, taxes, short dividends, interest expense, acquired fund fees, litigation and indemnification expenses, portfolio brokerage commissions and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2023, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2023, and may terminate at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2023, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2023, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust (the portion of the portfolios’ net assets managed by T. Rowe Price) and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for Science & Technology Trust and Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolios' average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust. Prior to May 1, 2022, the Advisor had contractually agreed to waive its management fee for Lifestyle Growth Portfolio by 0.005% of the portfolio's average daily net assets.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust and Total Stock Market Index Trust (after giving effect to asset-based breakpoints) by 0.003% and 0.07% of the portfolios' average daily net assets, respectively. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2022, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$5,890,568	$101,335	—	$3,174,923	$9,166,826
American Asset Allocation Trust	14,273	34,422	$4,788	—	53,483
American Global Growth Trust	1,683	5,749	1,156	—	8,588
American Growth Trust	9,135	25,232	3,696	—	38,063
American Growth-Income Trust	12,674	19,182	7,884	—	39,740
American International Trust	5,302	10,528	1,305	—	17,135
Blue Chip Growth Trust	58,407	20,647	—	272,611	351,665
Capital Appreciation Trust	8,748	2,687	—	12,234	23,669
Capital Appreciation Value Trust	2,021	61,037	—	42,962	106,020
Disciplined Value International Trust	3,137	1,917	—	7,122	12,176
Emerging Markets Value Trust	271	1,324	—	8,420	10,015
Equity Income Trust	38,690	19,946	—	186,585	245,221
Financial Industries Trust	5,125	846	—	1,278	7,249
Fundamental All Cap Core Trust	4,596	2,108	—	86,851	93,555
Fundamental Large Cap Value Trust	25,702	9,215	—	8,906	43,823
Global Equity Trust	10,367	1,062	—	1,890	13,319
Health Sciences Trust	19,634	18,021	—	46,180	83,835
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	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
International Equity Index Trust	$435,020	$26,703	—	$675,039	$1,136,762
International Small Company Trust	967	551	—	3,313	4,831
Lifestyle Balanced Portfolio	920	21,748	—	3,656	26,324
Lifestyle Conservative Portfolio	2,231	24,062	—	976	27,269
Lifestyle Growth Portfolio	5,564	122,698	—	13,278	141,540
Lifestyle Moderate Portfolio	797	14,977	—	2,326	18,100
Mid Cap Growth Trust	6,777	3,252	—	18,735	28,764
Mid Cap Index Trust	517,714	34,299	—	140,831	692,844
Mid Value Trust	63,284	14,521	—	87,819	165,624
Real Estate Securities Trust	2,859	1,559	—	11,273	15,691
Science & Technology Trust	174,905	15,939	—	33,962	224,806
Small Cap Index Trust	114,716	9,040	—	41,857	165,613
Small Cap Opportunities Trust	109,272	39,822	—	47,565	196,659
Small Cap Stock Trust	3,730	1,161	—	8,384	13,275
Small Cap Value Trust	6,970	990	—	13,184	21,144
Small Company Value Trust	17,224	13,183	—	20,996	51,403
Strategic Equity Allocation Trust	—	—	—	5,476,719	5,476,719
Total Stock Market Index Trust	210,108	17,878	—	88,394	316,380
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2022, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.22%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.70%
Capital Appreciation Trust	0.70%
Capital Appreciation Value Trust	0.78%
Disciplined Value International Trust	0.77%
Emerging Markets Value Trust	0.83%
Equity Income Trust	0.65%
Financial Industries Trust	0.76%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.67%
Global Equity Trust	0.79%
Health Sciences Trust	0.89%
International Equity Index Trust	0.26%
Portfolio	Net Annual Effective Rate
International Small Company Trust	0.81%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.01%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.03%
Mid Cap Growth Trust	0.82%
Mid Cap Index Trust	0.36%
Mid Value Trust	0.84%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.96%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.74%
Small Cap Stock Trust	1.00%
Small Cap Value Trust	0.93%
Small Company Value Trust	0.98%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.40%

*	The JHVIT Feeder Funds do not incur investment advisory fees. Investment advisory fees are incurred by the master fund. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2022, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
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For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%
Distribution and service fees for the six months ended June 30, 2022 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$1,211,853	$104,304	$—	$1,316,157
American Asset Allocation Trust	1,021,755	3,078,338	142,714	4,242,807
American Global Growth Trust	120,110	512,549	34,406	667,065
American Growth Trust	651,247	2,248,425	109,839	3,009,511
American Growth-Income Trust	905,691	1,713,121	234,792	2,853,604
American International Trust	378,545	939,881	38,853	1,357,279
Blue Chip Growth Trust	78,485	138,761	—	217,246
Capital Appreciation Trust	51,841	79,618	—	131,459
Capital Appreciation Value Trust	2,166	328,053	—	330,219
Disciplined Value International Trust	18,716	57,220	—	75,936
Emerging Markets Value Trust	1,610	39,459	—	41,069
Equity Income Trust	60,494	155,982	—	216,476
Financial Industries Trust	30,440	25,145	—	55,585
Fundamental All Cap Core Trust	27,322	62,650	—	89,972
Fundamental Large Cap Value Trust	112,932	202,377	—	315,309
Global Equity Trust	61,768	31,619	—	93,387
Health Sciences Trust	16,660	76,452	—	93,112
International Equity Index Trust	82,936	25,454	—	108,390
International Small Company Trust	5,756	16,401	—	22,157
Lifestyle Balanced Portfolio	9,195	1,087,531	—	1,096,726
Lifestyle Conservative Portfolio	4,064	220,344	—	224,408
Lifestyle Growth Portfolio	55,629	6,135,173	—	6,190,802
Lifestyle Moderate Portfolio	3,526	331,017	—	334,543
Mid Cap Growth Trust	40,139	96,316	—	136,455
Mid Cap Index Trust	238,819	79,109	—	317,928
Mid Value Trust	59,933	68,808	—	128,741
Real Estate Securities Trust	17,021	46,416	—	63,437
Science & Technology Trust	157,442	71,781	—	229,223
Small Cap Index Trust	98,222	38,699	—	136,921
Small Cap Opportunities Trust	21,510	39,193	—	60,703
Small Cap Stock Trust	22,129	34,461	—	56,590
Small Cap Value Trust	41,555	29,513	—	71,068
Small Company Value Trust	12,497	47,820	—	60,317
Total Stock Market Index Trust	134,016	57,001	—	191,017
The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.
For the six months ended June 30, 2022, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$246,267
American Global Growth Trust	54,672
American Growth Trust	269,811
American Growth-Income Trust	159,891
American International Trust	25,063
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
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Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Trust	Borrower	$16,950,000	2	0.540%	$(509)
Disciplined Value International Trust	Borrower	12,280,000	5	0.540%	(921)
Emerging Markets Value Trust	Borrower	2,800,000	3	0.945%	(221)
International Equity Index Trust	Borrower	3,800,000	4	0.540%	(228)
500 Index Trust	Lender	14,500,000	1	0.665%	268
Blue Chip Growth Trust	Lender	3,800,000	3	0.945%	299
Capital Appreciation Trust	Lender	3,700,000	1	0.445%	46
Capital Appreciation Value Trust	Lender	2,800,000	3	0.945%	221
Disciplined Value International Trust	Lender	4,100,000	1	0.665%	76
Equity Income Trust	Lender	19,000,000	1	0.665%	351
Fundamental All Cap Core Trust	Lender	2,600,000	1	0.540%	39
Fundamental Large Cap Value Trust	Lender	3,800,000	1	0.540%	57
International Equity Index Trust	Lender	1,400,000	2	0.725%	56
Mid Cap Growth Trust	Lender	16,000,000	1	0.665%	296
Mid Cap Index Trust	Lender	33,400,000	1	0.665%	617
Mid Value Trust	Lender	30,000,000	1	0.665%	554
Science and Technology Trust	Lender	3,000,000	3	0.665%	166
Small Cap Index Trust	Lender	10,500,000	1	0.540%	158
Small Cap Stock Trust	Lender	6,300,000	1	0.665%	116
Small Cap Value Trust	Lender	3,900,000	1	0.945%	102
Small Company Value Trust	Lender	3,900,000	1	0.945%	102
Strategic Equity Allocation Trust	Lender	47,750,000	1	0.540%	716
Total Stock Market Index Trust	Lender	7,900,000	4	0.665%	584
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2022 and for the year ended December 31, 2021 were as follows:
500 Index Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,057,933	$146,352,279	5,502,947	$265,322,772
Distributions reinvested	—	—	5,296,404	265,985,404
Repurchased	(2,805,379)	(131,656,737)	(7,929,092)	(385,734,234)
Net increase	252,554	$14,695,542	2,870,259	$145,573,942
Series II shares
Sold	45,206	$2,256,366	214,152	$10,337,335
Distributions reinvested	—	—	91,571	4,601,443
Repurchased	(186,220)	(8,742,254)	(309,428)	(15,314,856)
Net decrease	(141,014)	$(6,485,888)	(3,705)	$(376,078)
Series NAV shares
Sold	1,778,269	$83,427,888	1,392,191	$67,293,377
Distributions reinvested	—	—	2,934,547	147,343,602
Repurchased	(2,457,396)	(118,266,261)	(4,666,804)	(228,553,692)
Net decrease	(679,127)	$(34,838,373)	(340,066)	$(13,916,713)
Total net increase (decrease)	(567,587)	$(26,628,719)	2,526,488	$131,281,151
American Asset Allocation Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	622,527	$7,467,892	913,418	$11,895,634
Distributions reinvested	—	—	1,943,588	25,549,663
Repurchased	(947,179)	(11,315,047)	(1,504,052)	(19,823,790)
Net increase (decrease)	(324,652)	$(3,847,155)	1,352,954	$17,621,507
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American Asset Allocation Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series II shares
Sold	907	$10,315	58,063	$779,838
Distributions reinvested	—	—	4,821,868	63,349,495
Repurchased	(3,749,773)	(45,164,179)	(12,367,994)	(162,530,314)
Net decrease	(3,748,866)	$(45,153,864)	(7,488,063)	$(98,400,981)
Series III shares
Sold	60	$741	26,806	$333,925
Distributions reinvested	—	—	697,002	9,191,535
Repurchased	(520,102)	(6,268,683)	(1,158,768)	(15,381,195)
Net decrease	(520,042)	$(6,267,942)	(434,960)	$(5,855,735)
Total net decrease	(4,593,560)	$(55,268,961)	(6,570,069)	$(86,635,209)
American Global Growth Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	160,458	$2,931,235	364,129	$7,800,665
Distributions reinvested	—	—	121,405	2,613,854
Repurchased	(93,592)	(1,779,443)	(215,136)	(4,620,036)
Net increase	66,866	$1,151,792	270,398	$5,794,483
Series II shares
Sold	320,246	$5,453,083	132,024	$2,768,636
Distributions reinvested	—	—	456,203	9,771,876
Repurchased	(567,034)	(10,157,086)	(1,473,296)	(31,507,956)
Net decrease	(246,788)	$(4,704,003)	(885,069)	$(18,967,444)
Series III shares
Sold	151,131	$2,636,201	10,047	$218,846
Distributions reinvested	—	—	86,099	1,859,742
Repurchased	(65,516)	(1,183,659)	(190,229)	(4,095,131)
Net increase (decrease)	85,615	$1,452,542	(94,083)	$(2,016,543)
Total net decrease	(94,307)	$(2,099,669)	(708,754)	$(15,189,504)
American Growth Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	306,066	$6,759,933	840,869	$21,621,389
Distributions reinvested	—	—	640,017	16,926,510
Repurchased	(520,834)	(11,952,666)	(711,003)	(18,167,859)
Net increase (decrease)	(214,768)	$(5,192,733)	769,883	$20,380,040
Series II shares
Sold	1,548,703	$29,647,352	80,144	$2,093,259
Distributions reinvested	—	—	1,905,377	49,814,210
Repurchased	(1,974,250)	(43,896,915)	(5,384,426)	(136,575,810)
Net decrease	(425,547)	$(14,249,563)	(3,398,905)	$(84,668,341)
Series III shares
Sold	386,813	$7,469,045	6,982	$174,518
Distributions reinvested	—	—	281,655	7,433,792
Repurchased	(174,663)	(3,878,517)	(682,920)	(17,459,937)
Net increase (decrease)	212,150	$3,590,528	(394,283)	$(9,851,627)
Total net decrease	(428,165)	$(15,851,768)	(3,023,305)	$(74,139,928)
American Growth-Income Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	100,870	$1,701,299	334,583	$6,065,751
Distributions reinvested	—	—	1,016,083	18,561,160
Repurchased	(813,778)	(13,505,065)	(1,622,304)	(28,421,722)
Net decrease	(712,908)	$(11,803,766)	(271,638)	$(3,794,811)
Series II shares
Sold	243,323	$3,601,192	69,694	$1,219,797
Distributions reinvested	—	—	1,641,749	29,802,194
Repurchased	(2,196,875)	(36,839,716)	(6,376,239)	(112,197,629)
Net decrease	(1,953,552)	$(33,238,524)	(4,664,796)	$(81,175,638)
112

Portfolio share transactions, continued

American Growth-Income Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series III shares
Sold	287,910	$4,275,473	24,443	$424,852
Distributions reinvested	—	—	697,050	12,747,995
Repurchased	(639,490)	(10,761,540)	(2,190,656)	(38,754,229)
Net decrease	(351,580)	$(6,486,067)	(1,469,163)	$(25,581,382)
Total net decrease	(3,018,040)	$(51,528,357)	(6,405,597)	$(110,551,831)
American International Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	277,504	$5,250,556	768,714	$16,707,283
Distributions reinvested	—	—	156,074	3,212,329
Repurchased	(708,386)	(12,118,287)	(1,798,778)	(39,427,972)
Net decrease	(430,882)	$(6,867,731)	(873,990)	$(19,508,360)
Series II shares
Sold	412,365	$7,290,693	1,144,102	$23,913,485
Distributions reinvested	—	—	280,894	5,781,433
Repurchased	(1,010,936)	(18,192,487)	(1,952,605)	(42,614,139)
Net decrease	(598,571)	$(10,901,794)	(527,609)	$(12,919,221)
Series III shares
Sold	69,762	$1,209,781	143,357	$2,989,548
Distributions reinvested	—	—	43,002	880,914
Repurchased	(80,129)	(1,451,173)	(202,882)	(4,425,563)
Net decrease	(10,367)	$(241,392)	(16,523)	$(555,101)
Total net decrease	(1,039,820)	$(18,010,917)	(1,418,122)	$(32,982,682)
Blue Chip Growth Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	87,338	$2,708,970	204,624	$8,873,787
Distributions reinvested	—	—	1,293,348	53,285,942
Repurchased	(515,764)	(17,331,936)	(1,211,421)	(51,864,872)
Net increase (decrease)	(428,426)	$(14,622,966)	286,551	$10,294,857
Series II shares
Sold	153,204	$4,697,479	72,809	$3,151,569
Distributions reinvested	—	—	535,657	20,938,817
Repurchased	(431,977)	(13,690,897)	(764,560)	(31,142,110)
Net decrease	(278,773)	$(8,993,418)	(156,094)	$(7,051,724)
Series NAV shares
Sold	2,662,580	$74,104,790	1,451,010	$60,971,043
Distributions reinvested	—	—	5,969,353	246,474,578
Repurchased	(2,332,274)	(84,982,343)	(6,802,222)	(295,595,412)
Net increase (decrease)	330,306	$(10,877,553)	618,141	$11,850,209
Total net increase (decrease)	(376,893)	$(34,493,937)	748,598	$15,093,342
Capital Appreciation Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	263,614	$1,508,932	585,740	$4,716,947
Distributions reinvested	—	—	5,579,895	42,630,402
Repurchased	(2,073,419)	(12,420,967)	(5,604,460)	(44,650,961)
Net increase (decrease)	(1,809,805)	$(10,912,035)	561,175	$2,696,388
Series II shares
Sold	221,681	$1,089,056	810,522	$5,733,836
Distributions reinvested	—	—	2,500,576	16,028,692
Repurchased	(1,752,962)	(9,191,038)	(2,950,385)	(20,012,632)
Net increase (decrease)	(1,531,281)	$(8,101,982)	360,713	$1,749,896
113

Portfolio share transactions, continued

Capital Appreciation Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,399,628	$7,824,548	5,505,210	$44,280,330
Distributions reinvested	—	—	8,406,101	64,811,035
Repurchased	(12,514,421)	(82,359,390)	(6,075,537)	(47,238,491)
Net increase (decrease)	(11,114,793)	$(74,534,842)	7,835,774	$61,852,874
Total net increase (decrease)	(14,455,879)	$(93,548,859)	8,757,662	$66,299,158
Capital Appreciation Value Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	239,555	$3,112,919	328,535	$4,706,789
Distributions reinvested	—	—	63,048	873,842
Repurchased	(66,839)	(858,749)	(307,111)	(4,541,040)
Net increase	172,716	$2,254,170	84,472	$1,039,591
Series II shares
Sold	84,788	$1,121,048	504,342	$7,190,368
Distributions reinvested	—	—	2,328,243	32,083,186
Repurchased	(1,087,152)	(14,025,360)	(3,602,656)	(51,369,586)
Net decrease	(1,002,364)	$(12,904,312)	(770,071)	$(12,096,032)
Series NAV shares
Sold	460,532	$5,965,219	1,525,497	$21,511,145
Distributions reinvested	—	—	1,561,347	21,562,201
Repurchased	(223,932)	(2,956,400)	(660,257)	(9,477,001)
Net increase	236,600	$3,008,819	2,426,587	$33,596,345
Total net increase (decrease)	(593,048)	$(7,641,323)	1,740,988	$22,539,904
Disciplined Value International Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	158,830	$2,296,503	101,165	$1,459,411
Distributions reinvested	—	—	140,140	2,030,630
Repurchased	(380,032)	(5,287,626)	(740,085)	(10,551,044)
Net decrease	(221,202)	$(2,991,123)	(498,780)	$(7,061,003)
Series II shares
Sold	311,699	$4,553,249	102,690	$1,486,091
Distributions reinvested	—	—	76,126	1,102,310
Repurchased	(309,333)	(4,306,482)	(524,054)	(7,503,691)
Net increase (decrease)	2,366	$246,767	(345,238)	$(4,915,290)
Series NAV shares
Sold	1,004,638	$13,703,845	729,189	$10,513,504
Distributions reinvested	—	—	354,410	5,089,324
Repurchased	(2,386,248)	(34,644,103)	(1,268,845)	(18,209,249)
Net decrease	(1,381,610)	$(20,940,258)	(185,246)	$(2,606,421)
Total net decrease	(1,600,446)	$(23,684,614)	(1,029,264)	$(14,582,714)
Emerging Markets Value Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	140,549	$1,475,913	128,847	$1,370,092
Distributions reinvested	—	—	14,548	156,248
Repurchased	(129,679)	(1,361,716)	(130,007)	(1,406,635)
Net increase	10,870	$114,197	13,388	$119,705
Series II shares
Sold	115,463	$1,208,551	390,811	$4,108,344
Distributions reinvested	—	—	69,484	746,253
Repurchased	(375,281)	(3,819,222)	(644,134)	(6,836,487)
Net decrease	(259,818)	$(2,610,671)	(183,839)	$(1,981,890)
114

Portfolio share transactions, continued

Emerging Markets Value Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	403,276	$4,084,566	2,979,632	$31,886,524
Distributions reinvested	—	—	474,355	5,085,088
Repurchased	(1,167,612)	(11,776,781)	(3,514,417)	(37,775,322)
Net decrease	(764,336)	$(7,692,215)	(60,430)	$(803,710)
Total net decrease	(1,013,284)	$(10,188,689)	(230,881)	$(2,665,895)
Equity Income Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	320,441	$5,352,631	272,477	$4,426,246
Distributions reinvested	—	—	599,402	9,806,219
Repurchased	(928,438)	(15,399,640)	(2,181,055)	(34,735,999)
Net decrease	(607,997)	$(10,047,009)	(1,309,176)	$(20,503,534)
Series II shares
Sold	305,690	$5,029,090	292,696	$4,760,686
Distributions reinvested	—	—	299,818	4,875,034
Repurchased	(688,795)	(11,403,344)	(1,482,184)	(23,582,478)
Net decrease	(383,105)	$(6,374,254)	(889,670)	$(13,946,758)
Series NAV shares
Sold	1,320,028	$21,534,885	5,272,100	$80,832,400
Distributions reinvested	—	—	3,171,897	51,543,334
Repurchased	(11,942,362)	(200,807,486)	(12,235,406)	(194,805,929)
Net decrease	(10,622,334)	$(179,272,601)	(3,791,409)	$(62,430,195)
Total net decrease	(11,613,436)	$(195,693,864)	(5,990,255)	$(96,880,487)
Financial Industries Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	795,098	$13,105,778	2,406,120	$37,107,978
Distributions reinvested	—	—	99,951	1,684,170
Repurchased	(1,568,819)	(23,667,479)	(1,721,910)	(26,308,836)
Net increase (decrease)	(773,721)	$(10,561,701)	784,161	$12,483,312
Series II shares
Sold	204,922	$3,284,968	530,724	$8,049,134
Distributions reinvested	—	—	15,374	256,431
Repurchased	(303,431)	(4,707,138)	(369,325)	(5,646,896)
Net increase (decrease)	(98,509)	$(1,422,170)	176,773	$2,658,669
Series NAV shares
Sold	127,528	$2,024,187	388,970	$5,867,607
Distributions reinvested	—	—	27,439	460,694
Repurchased	(259,702)	(4,209,872)	(235,772)	(3,563,280)
Net increase (decrease)	(132,174)	$(2,185,685)	180,637	$2,765,021
Total net increase (decrease)	(1,004,404)	$(14,169,556)	1,141,571	$17,907,002
Fundamental All Cap Core Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	156,133	$4,957,644	406,026	$14,637,922
Distributions reinvested	—	—	286,683	10,257,524
Repurchased	(671,435)	(22,048,280)	(872,953)	(30,177,525)
Net decrease	(515,302)	$(17,090,636)	(180,244)	$(5,282,079)
Series II shares
Sold	36,716	$1,104,964	139,310	$5,003,671
Distributions reinvested	—	—	131,690	4,693,418
Repurchased	(200,027)	(6,465,640)	(269,847)	(9,458,343)
Net increase (decrease)	(163,311)	$(5,360,676)	1,153	$238,746
115

Portfolio share transactions, continued

Fundamental All Cap Core Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	22,710	$686,905	30,508	$1,116,964
Distributions reinvested	—	—	5,141,230	185,238,532
Repurchased	(3,317,193)	(109,378,879)	(4,614,549)	(163,136,432)
Net increase (decrease)	(3,294,483)	$(108,691,974)	557,189	$23,219,064
Total net increase (decrease)	(3,973,096)	$(131,143,286)	378,098	$18,175,731
Fundamental Large Cap Value Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	328,324	$9,143,618	833,577	$24,538,756
Distributions reinvested	—	—	1,923,725	56,191,998
Repurchased	(806,546)	(22,219,464)	(1,618,362)	(47,645,244)
Net increase (decrease)	(478,222)	$(13,075,846)	1,138,940	$33,085,510
Series II shares
Sold	47,980	$1,291,709	288,138	$8,627,981
Distributions reinvested	—	—	697,583	20,550,791
Repurchased	(439,631)	(12,280,948)	(1,224,753)	(36,321,712)
Net decrease	(391,651)	$(10,989,239)	(239,032)	$(7,142,940)
Series NAV shares
Sold	291,870	$8,122,371	532,626	$15,626,092
Distributions reinvested	—	—	644,011	18,824,449
Repurchased	(267,057)	(7,276,714)	(489,747)	(14,301,970)
Net increase	24,813	$845,657	686,890	$20,148,571
Total net increase (decrease)	(845,060)	$(23,219,428)	1,586,798	$46,091,141
Global Equity Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	46,002	$1,045,911	24,461	$585,176
Repurchased	(648,331)	(14,771,146)	(1,791,634)	(41,746,795)
Net decrease	(602,329)	$(13,725,235)	(1,767,173)	$(41,161,619)
Series II shares
Sold	3,549	$78,423	25,425	$585,810
Repurchased	(118,546)	(2,754,618)	(170,225)	(3,934,880)
Net decrease	(114,997)	$(2,676,195)	(144,800)	$(3,349,070)
Series NAV shares
Sold	41,048	$952,849	96,324	$2,273,735
Repurchased	(141,837)	(3,354,299)	(167,278)	(3,912,759)
Net decrease	(100,789)	$(2,401,450)	(70,954)	$(1,639,024)
Total net decrease	(818,115)	$(18,802,880)	(1,982,927)	$(46,149,713)
Health Sciences Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	64,888	$1,747,866	151,159	$5,123,396
Distributions reinvested	—	—	250,513	7,928,751
Repurchased	(173,196)	(4,635,411)	(427,679)	(13,861,884)
Net decrease	(108,308)	$(2,887,545)	(26,007)	$(809,737)
Series II shares
Sold	43,792	$1,064,964	88,746	$2,671,998
Distributions reinvested	—	—	290,957	8,175,901
Repurchased	(305,668)	(7,053,029)	(668,796)	(19,523,183)
Net decrease	(261,876)	$(5,988,065)	(289,093)	$(8,675,284)
Series NAV shares
Sold	231,728	$6,556,953	395,215	$13,031,083
Distributions reinvested	—	—	530,985	17,177,377
Repurchased	(241,179)	(6,560,007)	(291,477)	(9,558,553)
Net increase (decrease)	(9,451)	$(3,054)	634,723	$20,649,907
Total net increase (decrease)	(379,635)	$(8,878,664)	319,623	$11,164,886
116

Portfolio share transactions, continued

International Equity Index Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	478,560	$8,780,123	1,412,172	$29,421,870
Distributions reinvested	—	—	701,442	14,421,651
Repurchased	(1,075,584)	(19,910,822)	(2,255,163)	(46,583,337)
Net decrease	(597,024)	$(11,130,699)	(141,549)	$(2,739,816)
Series II shares
Sold	62,991	$1,131,204	77,591	$1,593,856
Distributions reinvested	—	—	40,901	842,152
Repurchased	(120,006)	(2,223,422)	(132,847)	(2,761,167)
Net decrease	(57,015)	$(1,092,218)	(14,355)	$(325,159)
Series NAV shares
Sold	4,172,442	$81,846,389	1,983,913	$41,473,560
Distributions reinvested	—	—	993,045	20,407,077
Repurchased	(2,991,570)	(55,604,003)	(1,303,931)	(26,792,167)
Net increase	1,180,872	$26,242,386	1,673,027	$35,088,470
Total net increase	526,833	$14,019,469	1,517,123	$32,023,495
International Small Company Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	9,539	$136,611	64,016	$1,070,427
Distributions reinvested	—	—	67,364	1,102,079
Repurchased	(95,484)	(1,368,653)	(290,204)	(4,664,694)
Net decrease	(85,945)	$(1,232,042)	(158,824)	$(2,492,188)
Series II shares
Sold	20,898	$300,475	101,515	$1,647,422
Distributions reinvested	—	—	35,726	583,400
Repurchased	(87,222)	(1,276,484)	(197,559)	(3,222,268)
Net decrease	(66,324)	$(976,009)	(60,318)	$(991,446)
Series NAV shares
Sold	591,826	$8,290,536	829,594	$13,384,517
Distributions reinvested	—	—	219,720	3,594,628
Repurchased	(320,173)	(4,776,768)	(688,863)	(11,156,806)
Net increase	271,653	$3,513,768	360,451	$5,822,339
Total net increase	119,384	$1,305,717	141,309	$2,338,705
Lifestyle Balanced Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	47,683	$738,059	350,913	$5,960,454
Distributions reinvested	—	—	161,430	2,732,821
Repurchased	(198,809)	(3,070,743)	(505,997)	(8,585,153)
Net increase (decrease)	(151,126)	$(2,332,684)	6,346	$108,122
Series II shares
Sold	824,476	$12,685,308	2,739,861	$46,383,888
Distributions reinvested	—	—	3,756,334	63,670,255
Repurchased	(6,295,772)	(96,258,588)	(5,720,301)	(98,010,647)
Net increase (decrease)	(5,471,296)	$(83,573,280)	775,894	$12,043,496
Series NAV shares
Sold	194,768	$3,022,687	1,019,211	$17,332,230
Distributions reinvested	—	—	619,664	10,480,543
Repurchased	(257,474)	(4,005,333)	(341,995)	(5,814,240)
Net increase (decrease)	(62,706)	$(982,646)	1,296,880	$21,998,533
Total net increase (decrease)	(5,685,128)	$(86,888,610)	2,079,120	$34,150,151
Lifestyle Conservative Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	182,040	$2,356,652	456,387	$6,636,109
Distributions reinvested	—	—	66,898	952,622
Repurchased	(240,975)	(3,154,066)	(387,855)	(5,634,999)
Net increase (decrease)	(58,935)	$(797,414)	135,430	$1,953,732
117

Portfolio share transactions, continued

Lifestyle Conservative Portfolio, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series II shares
Sold	637,586	$8,278,104	2,474,011	$35,896,026
Distributions reinvested	—	—	690,777	9,844,226
Repurchased	(2,224,433)	(28,642,186)	(3,418,405)	(49,755,063)
Net decrease	(1,586,847)	$(20,364,082)	(253,617)	$(4,014,811)
Series NAV shares
Sold	50,659	$675,330	215,638	$3,117,146
Distributions reinvested	—	—	29,310	417,268
Repurchased	(52,730)	(702,256)	(326,119)	(4,754,740)
Net decrease	(2,071)	$(26,926)	(81,171)	$(1,220,326)
Total net decrease	(1,647,853)	$(21,188,422)	(199,358)	$(3,281,405)
Lifestyle Growth Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	144,795	$2,444,621	482,371	$9,174,447
Issued in reorganization (Note 14)	—	—	170,489	3,248,951
Distributions reinvested	—	—	1,163,529	21,705,431
Repurchased	(757,917)	(12,947,208)	(1,512,729)	(28,626,894)
Net increase (decrease)	(613,122)	$(10,502,587)	303,660	$5,501,935
Series II shares
Sold	1,253,002	$21,578,960	250,370	$4,374,069
Issued in reorganization (Note 14)	—	—	866,692	16,521,890
Distributions reinvested	—	—	25,324,882	472,384,545
Repurchased	(19,904,264)	(335,931,732)	(39,667,271)	(753,951,243)
Net decrease	(18,651,262)	$(314,352,772)	(13,225,327)	$(260,670,739)
Series NAV shares
Sold	657,289	$11,098,152	2,277,471	$43,392,632
Issued in reorganization (Note 14)	—	—	1,012,011	19,278,479
Distributions reinvested	—	—	2,691,995	50,210,447
Repurchased	(651,915)	(11,179,646)	(1,187,199)	(22,682,038)
Net increase (decrease)	5,374	$(81,494)	4,794,278	$90,199,520
Total net decrease	(19,259,010)	$(324,936,853)	(8,127,389)	$(164,969,284)
Lifestyle Moderate Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	44,645	$630,865	235,961	$3,794,864
Distributions reinvested	—	—	65,406	1,045,218
Repurchased	(113,991)	(1,676,774)	(200,993)	(3,251,715)
Net increase (decrease)	(69,346)	$(1,045,909)	100,374	$1,588,367
Series II shares
Sold	519,295	$7,538,795	992,897	$16,079,867
Distributions reinvested	—	—	1,166,903	18,665,532
Repurchased	(1,939,377)	(28,235,947)	(2,601,213)	(42,202,891)
Net decrease	(1,420,082)	$(20,697,152)	(441,413)	$(7,457,492)
Series NAV shares
Sold	238,902	$3,410,717	578,191	$9,294,148
Distributions reinvested	—	—	176,601	2,820,705
Repurchased	(182,372)	(2,679,927)	(172,780)	(2,771,396)
Net increase	56,530	$730,790	582,012	$9,343,457
Total net increase (decrease)	(1,432,898)	$(21,012,271)	240,973	$3,474,332
Mid Cap Growth Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	351,336	$4,730,072	176,289	$4,216,771
Distributions reinvested	—	—	2,949,356	62,172,424
Repurchased	(702,645)	(10,776,717)	(1,246,522)	(32,485,275)
Net increase (decrease)	(351,309)	$(6,046,645)	1,879,123	$33,903,920
118

Portfolio share transactions, continued

Mid Cap Growth Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series II shares
Sold	115,075	$1,420,445	181,138	$4,271,299
Distributions reinvested	—	—	1,795,021	33,315,597
Repurchased	(554,727)	(7,541,636)	(970,112)	(23,246,365)
Net increase (decrease)	(439,652)	$(6,121,191)	1,006,047	$14,340,531
Series NAV shares
Sold	3,465,720	$45,508,255	2,500,700	$64,429,240
Distributions reinvested	—	—	7,763,130	168,149,385
Repurchased	(2,998,449)	(51,901,319)	(4,097,783)	(111,815,881)
Net increase (decrease)	467,271	$(6,393,064)	6,166,047	$120,762,744
Total net increase (decrease)	(323,690)	$(18,560,900)	9,051,217	$169,007,195
Mid Cap Index Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	228,860	$5,247,702	1,406,627	$34,634,399
Distributions reinvested	—	—	2,743,185	66,961,139
Repurchased	(2,576,684)	(58,227,106)	(7,161,492)	(175,155,190)
Net decrease	(2,347,824)	$(52,979,404)	(3,011,680)	$(73,559,652)
Series II shares
Sold	6,822	$162,398	63,515	$1,561,811
Distributions reinvested	—	—	181,994	4,415,180
Repurchased	(239,309)	(5,437,004)	(429,273)	(10,470,671)
Net decrease	(232,487)	$(5,274,606)	(183,764)	$(4,493,680)
Series NAV shares
Sold	327,179	$7,409,621	1,715,866	$42,052,950
Distributions reinvested	—	—	734,976	17,940,775
Repurchased	(1,280,893)	(28,132,612)	(1,840,063)	(44,569,848)
Net increase (decrease)	(953,714)	$(20,722,991)	610,779	$15,423,877
Total net decrease	(3,534,025)	$(78,977,001)	(2,584,665)	$(62,629,455)
Mid Value Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,332,711	$16,133,967	2,187,644	$26,039,905
Distributions reinvested	—	—	1,140,851	13,610,356
Repurchased	(1,355,988)	(16,054,449)	(3,841,551)	(45,319,933)
Net increase (decrease)	(23,277)	$79,518	(513,056)	$(5,669,672)
Series II shares
Sold	201,423	$2,406,431	616,257	$7,515,590
Distributions reinvested	—	—	251,159	2,998,835
Repurchased	(309,536)	(3,689,095)	(831,316)	(9,834,529)
Net increase (decrease)	(108,113)	$(1,282,664)	36,100	$679,896
Series NAV shares
Sold	788,822	$8,957,920	770,723	$9,108,996
Distributions reinvested	—	—	1,712,639	20,260,519
Repurchased	(3,861,735)	(46,792,004)	(5,816,234)	(68,359,507)
Net decrease	(3,072,913)	$(37,834,084)	(3,332,872)	$(38,989,992)
Total net decrease	(3,204,303)	$(39,037,230)	(3,809,828)	$(43,979,768)
Real Estate Securities Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	28,305	$710,168	109,696	$2,686,669
Distributions reinvested	—	—	40,588	1,028,492
Repurchased	(197,754)	(4,791,677)	(496,205)	(11,625,824)
Net decrease	(169,449)	$(4,081,509)	(345,921)	$(7,910,663)
Series II shares
Sold	83,769	$2,066,936	244,925	$5,909,791
Distributions reinvested	—	—	19,557	495,183
Repurchased	(212,214)	(5,345,812)	(366,986)	(8,597,536)
Net decrease	(128,445)	$(3,278,876)	(102,504)	$(2,192,562)
119

Portfolio share transactions, continued

Real Estate Securities Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	683,593	$16,527,251	406,157	$9,489,362
Distributions reinvested	—	—	159,883	4,022,665
Repurchased	(754,435)	(18,501,900)	(935,914)	(21,487,588)
Net decrease	(70,842)	$(1,974,649)	(369,874)	$(7,975,561)
Total net decrease	(368,736)	$(9,335,034)	(818,299)	$(18,078,786)
Science & Technology Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	296,276	$8,129,539	595,932	$26,145,447
Distributions reinvested	—	—	4,620,916	174,485,794
Repurchased	(2,095,874)	(63,150,754)	(4,822,740)	(206,372,873)
Net increase (decrease)	(1,799,598)	$(55,021,215)	394,108	$(5,741,632)
Series II shares
Sold	42,201	$1,150,282	235,324	$9,523,589
Distributions reinvested	—	—	500,563	17,304,448
Repurchased	(332,849)	(9,440,813)	(516,323)	(20,655,274)
Net increase (decrease)	(290,648)	$(8,290,531)	219,564	$6,172,763
Series NAV shares
Sold	205,479	$5,981,133	279,157	$11,995,758
Distributions reinvested	—	—	807,111	31,106,075
Repurchased	(292,806)	(9,080,646)	(264,757)	(11,567,250)
Net increase (decrease)	(87,327)	$(3,099,513)	821,511	$31,534,583
Total net increase (decrease)	(2,177,573)	$(66,411,259)	1,435,183	$31,965,714
Small Cap Index Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	522,803	$7,952,262	2,876,576	$53,464,114
Distributions reinvested	—	—	2,049,038	36,104,058
Repurchased	(1,581,732)	(23,824,092)	(4,433,679)	(81,026,808)
Net increase (decrease)	(1,058,929)	$(15,871,830)	491,935	$8,541,364
Series II shares
Sold	22,621	$331,929	105,651	$1,920,724
Distributions reinvested	—	—	161,323	2,821,544
Repurchased	(149,812)	(2,232,283)	(335,465)	(6,119,976)
Net decrease	(127,191)	$(1,900,354)	(68,491)	$(1,377,708)
Series NAV shares
Sold	396,540	$6,074,894	1,784,256	$32,919,972
Distributions reinvested	—	—	732,232	12,923,887
Repurchased	(937,535)	(13,944,789)	(1,557,864)	(28,232,952)
Net increase (decrease)	(540,995)	$(7,869,895)	958,624	$17,610,907
Total net increase (decrease)	(1,727,115)	$(25,642,079)	1,382,068	$24,774,563
Small Cap Opportunities Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,008	$1,549,706	99,534	$3,228,275
Distributions reinvested	—	—	70,769	2,357,324
Repurchased	(199,760)	(6,214,571)	(441,462)	(14,025,928)
Net decrease	(151,752)	$(4,664,865)	(271,159)	$(8,440,329)
Series II shares
Sold	9,483	$294,357	202,803	$6,357,273
Distributions reinvested	—	—	25,459	827,428
Repurchased	(87,671)	(2,675,902)	(327,848)	(10,200,183)
Net decrease	(78,188)	$(2,381,545)	(99,586)	$(3,015,482)
120

Portfolio share transactions, continued

Small Cap Opportunities Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	323,226	$9,785,347	604,716	$19,530,350
Distributions reinvested	—	—	28,006	925,316
Repurchased	(63,262)	(1,961,463)	(644,489)	(20,537,137)
Net increase (decrease)	259,964	$7,823,884	(11,767)	$(81,471)
Total net increase (decrease)	30,024	$777,474	(382,512)	$(11,537,282)
Small Cap Stock Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	251,745	$2,126,101	1,399,894	$17,241,927
Distributions reinvested	—	—	1,696,147	17,775,622
Repurchased	(1,280,152)	(10,409,269)	(3,506,932)	(42,513,704)
Net decrease	(1,028,407)	$(8,283,168)	(410,891)	$(7,496,155)
Series II shares
Sold	38,419	$272,377	245,953	$2,725,806
Distributions reinvested	—	—	645,617	6,055,887
Repurchased	(333,826)	(2,436,145)	(918,139)	(10,050,916)
Net decrease	(295,407)	$(2,163,768)	(26,569)	$(1,269,223)
Series NAV shares
Sold	181,756	$1,530,492	3,538,857	$46,383,861
Distributions reinvested	—	—	3,626,860	38,952,480
Repurchased	(1,831,673)	(16,327,800)	(4,044,598)	(49,233,763)
Net increase (decrease)	(1,649,917)	$(14,797,308)	3,121,119	$36,102,578
Total net increase (decrease)	(2,973,731)	$(25,244,244)	2,683,659	$27,337,200
Small Cap Value Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	224,698	$4,015,475	954,599	$16,682,686
Distributions reinvested	—	—	137,341	2,461,150
Repurchased	(983,108)	(16,906,787)	(2,541,053)	(43,636,062)
Net decrease	(758,410)	$(12,891,312)	(1,449,113)	$(24,492,226)
Series II shares
Sold	112,798	$1,934,632	399,797	$6,852,808
Distributions reinvested	—	—	17,950	318,967
Repurchased	(247,329)	(4,226,935)	(504,592)	(8,679,685)
Net decrease	(134,531)	$(2,292,303)	(86,845)	$(1,507,910)
Series NAV shares
Sold	293,310	$5,044,794	1,850,998	$30,498,599
Distributions reinvested	—	—	269,463	4,804,529
Repurchased	(1,839,476)	(32,017,836)	(3,610,676)	(63,597,921)
Net decrease	(1,546,166)	$(26,973,042)	(1,490,215)	$(28,294,793)
Total net decrease	(2,439,107)	$(42,156,657)	(3,026,173)	$(54,294,929)
Small Company Value Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	96,249	$1,070,172	310,162	$3,846,663
Distributions reinvested	—	—	130,830	1,636,688
Repurchased	(298,000)	(3,396,544)	(960,328)	(11,709,542)
Net decrease	(201,751)	$(2,326,372)	(519,336)	$(6,226,191)
Series II shares
Sold	38,472	$406,097	106,673	$1,255,246
Distributions reinvested	—	—	101,896	1,212,560
Repurchased	(228,073)	(2,460,619)	(785,773)	(9,064,155)
Net decrease	(189,601)	$(2,054,522)	(577,204)	$(6,596,349)
121

Portfolio share transactions, continued

Small Company Value Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	216,793	$2,420,922	449,811	$5,398,970
Distributions reinvested	—	—	153,343	1,906,048
Repurchased	(148,809)	(1,723,192)	(701,374)	(8,399,467)
Net increase (decrease)	67,984	$697,730	(98,220)	$(1,094,449)
Total net decrease	(323,368)	$(3,683,164)	(1,194,760)	$(13,916,989)
Strategic Equity Allocation Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,562,143	$30,186,471	347,816	$8,219,267
Distributions reinvested	—	—	46,370,084	1,025,242,559
Repurchased	(24,161,262)	(515,405,189)	(83,517,168)	(1,907,048,965)
Net decrease	(22,599,119)	$(485,218,718)	(36,799,268)	$(873,587,139)
Total net decrease	(22,599,119)	$(485,218,718)	(36,799,268)	$(873,587,139)
Total Stock Market Index Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	341,743	$9,297,323	1,399,592	$41,309,343
Distributions reinvested	—	—	1,141,791	34,482,074
Repurchased	(1,689,706)	(46,918,815)	(3,277,674)	(97,097,932)
Net decrease	(1,347,963)	$(37,621,492)	(736,291)	$(21,306,515)
Series II shares
Sold	5,336	$146,199	91,845	$2,618,162
Distributions reinvested	—	—	93,694	2,815,513
Repurchased	(72,512)	(2,005,247)	(223,069)	(6,518,989)
Net decrease	(67,176)	$(1,859,048)	(37,530)	$(1,085,314)
Series NAV shares
Sold	129,976	$3,528,886	246,685	$7,249,329
Distributions reinvested	—	—	469,477	14,173,525
Repurchased	(342,362)	(9,620,156)	(530,868)	(15,523,190)
Net increase (decrease)	(212,386)	$(6,091,270)	185,294	$5,899,664
Total net decrease	(1,627,525)	$(45,571,810)	(588,527)	$(16,492,165)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 99.46%, 83.07%, 99.07% and 85.84% of Series II, respectively, and Emerging Markets Value Trust and International Equity Index Trust, where affiliates owned 60.79% and 99.96% of Series NAV, respectively, on June 30, 2022. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2022:
	Purchases		Sales
Portfolio	U.S. Government	Purchases	U.S. Government	Sales
500 Index Trust	—	$67,227,619	—	$58,277,974
American Asset Allocation Trust	—	133,929,384	—	63,155,568
American Global Growth Trust	—	31,264,415	—	12,198,375
American Growth Trust	—	157,578,621	—	56,261,603
American Growth-Income Trust	—	96,935,766	—	61,848,406
American International Trust	—	64,170,090	—	29,928,712
Blue Chip Growth Trust	—	167,229,316	—	208,286,557
Capital Appreciation Trust	—	101,779,003	—	206,061,073
Capital Appreciation Value Trust	$39,376,239	163,974,859	$4,204,704	167,669,808
Disciplined Value International Trust	—	128,011,357	—	152,604,846
Emerging Markets Value Trust	—	17,697,916	—	24,858,982
Equity Income Trust	—	101,557,709	—	278,085,562
Financial Industries Trust	—	47,189,017	—	59,213,720
Fundamental All Cap Core Trust	—	403,044,145	—	536,324,097
Fundamental Large Cap Value Trust	—	346,331,151	—	362,035,634
Global Equity Trust	—	96,202,963	—	109,465,893
Health Sciences Trust	—	37,765,188	—	46,570,081
122

Purchase and sale of securities, continued

	Purchases		Sales
Portfolio	U.S. Government	Purchases	U.S. Government	Sales
International Equity Index Trust	—	$64,069,316	—	$34,100,906
International Small Company Trust	—	12,062,214	—	9,003,650
Lifestyle Balanced Portfolio	—	23,888,489	—	112,158,407
Lifestyle Conservative Portfolio	—	10,874,162	—	32,342,840
Lifestyle Growth Portfolio	—	77,728,204	—	410,287,093
Lifestyle Moderate Portfolio	—	11,550,819	—	32,992,329
Mid Cap Growth Trust	—	365,281,813	—	379,301,455
Mid Cap Index Trust	—	55,269,588	—	120,764,816
Mid Value Trust	—	124,815,484	—	155,214,992
Real Estate Securities Trust	—	174,522,194	—	178,922,920
Science & Technology Trust	—	573,092,106	—	641,282,514
Small Cap Index Trust	—	54,288,844	—	74,097,725
Small Cap Opportunities Trust	—	21,432,072	—	20,584,359
Small Cap Stock Trust	—	153,114,287	—	171,713,420
Small Cap Value Trust	—	116,320,202	—	149,026,700
Small Company Value Trust	—	18,750,752	—	22,595,223
Strategic Equity Allocation Trust	—	184,090,158	—	677,937,385
Total Stock Market Index Trust	—	2,783,353	—	37,237,906
8.  Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio's assets are economically tied to a single or small number of industries or sectors of the economy, the portfolios will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
9.  Investment in affiliated underlying funds
The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2022, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio	Select Bond Trust	7.4%
	Strategic Equity Allocation Trust	6.5%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	49.3%
	Select Bond Trust	24.0%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	45,680	$2,433,032	$11,810,327	$(13,785,935)	$(1,117)	$326	$3,116	—	$456,633
Blue Chip Growth Trust
John Hancock Collateral Trust*	374,556	$7,988,139	$61,905,194	$(66,144,675)	$(4,483)	$37	$47,260	—	$3,744,212
Capital Appreciation Trust
John Hancock Collateral Trust*	—	$104,677	$400	$(105,077)	$(18)	$18	$11	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust*	74,485	$1,954,744	$8,641,532	$(9,851,168)	$(895)	$369	$5,786	—	$744,582
Disciplined Value International Trust
123

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$50,645,196	$(50,643,715)	$(1,481)	—	$33,696	—	—
Emerging Markets Value Trust
John Hancock Collateral Trust*	219,062	$1,942,586	$9,901,380	$(9,653,469)	$(924)	$254	$44,209	$280	$2,189,827
Equity Income Trust
John Hancock Collateral Trust*	—	$6,149,481	$20,883,998	$(27,027,951)	$(5,468)	$(60)	$17,553	—	—
Financial Industries Trust
John Hancock Collateral Trust*	—	—	$654,537	$(654,510)	$(27)	—	$468	—	—
International Equity Index Trust
John Hancock Collateral Trust*	1,053,739	$2,968,797	$96,272,752	$(88,701,674)	$(5,283)	$(993)	$95,265	$654	$10,533,599
International Small Company Trust
John Hancock Collateral Trust*	633,805	$2,475,909	$16,936,922	$(13,075,092)	$(1,614)	$(358)	$45,021	$474	$6,335,767
Lifestyle Balanced Portfolio
Select Bond Trust	38,419,607	$594,048,540	$18,074,425	$(72,396,368)	$(4,742,352)	$(60,502,095)	—	—	$474,482,150
Strategic Equity Allocation Trust	25,181,937	605,352,589	5,814,065	(39,762,039)	8,361,779	(123,973,327)	—	—	455,793,067
					$3,619,427	$(184,475,422)	—	—	$930,275,217
Lifestyle Conservative Portfolio
Select Bond Trust	11,509,799	$180,432,462	$5,087,536	$(23,571,222)	$(1,501,032)	$(18,301,722)	—	—	$142,146,022
Strategic Equity Allocation Trust	1,857,395	45,036,283	5,786,628	(8,771,619)	2,264,579	(10,697,016)	—	—	33,618,855
					$763,547	$(28,998,738)	—	—	$175,764,877
Lifestyle Growth Portfolio
Select Bond Trust	125,127,030	$1,885,450,327	$67,978,778	$(199,066,680)	$(10,343,520)	$(198,700,081)	—	—	$1,545,318,824
Strategic Equity Allocation Trust	191,280,859	4,541,486,014	9,749,426	(211,220,413)	44,755,024	(922,586,503)	—	—	3,462,183,548
					$34,411,504	$(1,121,286,584)	—	—	$5,007,502,372
Lifestyle Moderate Portfolio
Select Bond Trust	14,280,074	$215,666,085	$7,341,104	$(22,934,457)	$(1,575,413)	$(22,138,406)	—	—	$176,358,913
Strategic Equity Allocation Trust	6,203,313	146,136,996	4,209,715	(10,057,872)	2,534,860	(30,543,733)	—	—	112,279,966
					$959,447	$(52,682,139)	—	—	$288,638,879
Mid Cap Growth Trust
John Hancock Collateral Trust*	880,981	$50,950,585	$109,687,623	$(151,820,614)	$(16,493)	$5,542	$41,918	—	$8,806,643
Mid Cap Index Trust
John Hancock Collateral Trust*	553,954	$9,901,319	$36,419,909	$(40,777,677)	$(7,015)	$1,014	$126,435	—	$5,537,550
Mid Value Trust
John Hancock Collateral Trust*	659,594	$1,029,121	$20,790,595	$(15,225,537)	$(735)	$120	$3,893	—	$6,593,564
Real Estate Securities Trust
John Hancock Collateral Trust*	232,550	$1,555,545	$4,725,605	$(3,955,956)	$(766)	$233	$804	—	$2,324,661
Science & Technology Trust
John Hancock Collateral Trust*	478,021	$8,572,790	$62,343,305	$(66,132,966)	$(4,979)	$335	$57,014	—	$4,778,485
Small Cap Index Trust
John Hancock Collateral Trust*	546,563	$6,126,348	$38,917,096	$(39,573,905)	$(6,492)	$618	$200,850	—	$5,463,665
Small Cap Opportunities Trust
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Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	45,897	$806,089	$2,855,123	$(3,202,071)	$(288)	$(52)	$1,386	—	$458,801
Small Cap Stock Trust
John Hancock Collateral Trust*	996,654	$2,941,841	$65,117,883	$(58,094,785)	$(2,018)	$34	$14,544	—	$9,962,955
Small Cap Value Trust
John Hancock Collateral Trust*	14,414	—	$7,790,828	$(7,646,779)	$63	$(27)	$1,996	—	$144,085
Small Company Value Trust
John Hancock Collateral Trust*	314,907	$1,741,904	$12,709,151	$(11,301,782)	$(1,372)	$33	$17,767	—	$3,147,934
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	4,085,126	$26,701,436	$365,919,716	$(351,750,919)	$(31,924)	$(1,751)	$579,704	—	$40,836,558
Total Stock Market Index Trust
John Hancock Collateral Trust*	444,408	$6,114,405	$23,934,439	$(25,602,214)	$(4,266)	$112	$129,960	—	$4,442,476
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	68,000	$1,259,869	$115,924	$(80,704)	$27,303	$(143,275)	$29,457	—	$1,179,117
11.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2022, the following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	31.2%
Equity Income Trust	43.6%
Mid Cap Growth Trust	27.2%
Mid Value Trust	29.5%
Small Cap Value Trust	26.2%
Strategic Equity Allocation Trust	100.0%
12.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2022, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Capital Appreciation Value Trust	$827,289	—
Mid Value Trust	—	$69,180
Science & Technology Trust	—	10,509
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13.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Emerging Markets Value Trust
Yes Bank, Ltd., Lock-In Shares	10-4-21	$618,081	147,461	—	—	147,461	0.0%[1]	$21,662
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.5%	$3,143,425
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.4%	2,057,279
								$5,200,704
[1]	Less than 0.05%.
14.  Reorganization
Fiscal year ended December 31, 2021, portfolio mergers:
Lifestyle Growth Portfolio. On April 6, 2021, the shareholders of Lifestyle Aggressive Portfolio (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Lifestyle Growth Portfolio (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisor. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 23, 2021. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Lifestyle Growth Portfolio	Lifestyle Aggressive Portfolio	$39,049,320	$4,861,895	2,670,510	2,049,192	$6,517,387,239	$6,556,436,559
Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at December 31, 2021. See Note 6 for capital shares issued in connection with the above referenced reorganizations.
15.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
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16.  Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
17.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
18.  Other matters
Tribune
The Trust and several of its portfolios, including the 500 Index Trust, Equity Income Trust, Mid Value Trust and Total Stock Market Index Trust (the “portfolios”), were named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amounts at issue for the 500 Index Trust, Equity Income Trust, Mid Value Trust, and Total Stock Market Index Trust are approximately $600,000, $30.5 million, $1.8 million, and $114,000, respectively. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims related to this matter have been dismissed. However, two controlling rulings are being appealed- 1) the plaintiffs are seeking U.S. Supreme Court review of the Court of Appeals for the Second Circuit’s dismissal of the plaintiff’s state law constructive fraudulent conveyance claims; and 2) the plaintiffs are appealing the dismissal of the plaintiff’s intentional fraudulent transfer claim against the shareholder defendants. On April 19, 2021, the U.S. Supreme Court rejected the plaintiff’s petition for review; and on August 4, 2021, the Second Circuit Court of Appeals issued its opinion affirming the dismissal of the plaintiff’s claim. On September 3, 2021, a petition was filed by the plaintiffs for a rehearing with the Court of Appeals for the Second Circuit. On October 17, 2021, this petition was denied. On January 5, 2022, the plaintiff filed a petition with the Supreme Court of the United States, seeking further review of the Second Circuit’s decision. On February 22, 2022 the Supreme Court denied the petition, closing the case.
The Jones Group
Strategic Equity Allocation Trust, Small Cap Index Trust, Small Cap Opportunities Trust, and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Trust, Small Cap Index Trust, and Small Cap Opportunities Trust are approximately $375,000, $320,000, and $191,000, respectively.
On March 30, 2020, the plaintiffs filed a Motion for Transfer of Actions to the District of Massachusetts. The plaintiffs were seeking to consolidate 13 actions in 6 different federal districts against 188 defendants in a Multidistrict Panel in Massachusetts. $550 million is being sought from these 188 defendants. On April 27, 2020, the shareholder defendants filed their response to plaintiffs’ Motion to Transfer. On June 2, 2020, the United States Judicial Panel on Multidistrict Litigation issued a Transfer Order sending all the cases to the Southern District of New York. Accordingly, the litigation will be governed by Second Circuit precedent.
On June 12, 2020, a Scheduling Order was issued. On June 29, 2020, a global Motion to Dismiss Under the Safe Harbor of Section 546(e) of the Bankruptcy Code was filed by the defendants. On August 27, 2020, the Motion to Dismiss was granted. Following the dismissal, appeals were filed by the plaintiffs and are pending.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
127

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference meeting1 at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference1 meeting held on May 24-25, 2022. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
128

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Lifestyle Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds of Funds' investments in the underlying portfolios, and made a finding that the Funds of Funds' expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

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(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years;
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the feesunder the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

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The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
500 Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group for the one-, three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and five-year periods and outperformed the peer group median for the ten-year period.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the ten-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
132

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Capital Appreciation Trust (Jennison Associates LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one- and three-year periods and outperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s net total expenses are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted that the Trust's net total expenses are lower than the peer group median.
Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten- year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2022.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Disciplined Value International Trust (Boston Partners Global Investors, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the five-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2022.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Emerging Markets Value Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance for the one-year period relative to the benchmark index and the peer group median.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2022.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Equity Income Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and for the one-, three-, five-, and ten-year periods relative to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period.
The Board noted that the Trust outperformed its Morningstar peer group and the benchmark index for the year-to-date period ended April 30, 2022.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Financial Industries Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, five- and ten-year periods and outperformed the peer group median for the three-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the one-, five- and ten-year periods relative to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the three-year period.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2022.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Fundamental All Cap Core Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance for the five- and ten-year periods relative to the peer group median.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one- and three-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Fundamental Large Cap Value Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s management fees are equal to the peer group median and the net total expenses are lower than the peer group median.

Global Equity Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and equaled the peer group median for the five-year period.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and ten-year periods. The Board further noted the Trust's performance equaled the peer group median for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
136

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
International Equity Index Trust (SSGA Funds Management, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the five-year period and underperformed the peer group median for the one-, three- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the one-, three-, and ten-year periods relative to the peer group.
The Board noted the Trust’s favorable performance relative to the peer group median for the five-year period.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
137

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
International Small Company Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one-, three-, five-, and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2022.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group for the one-, three- five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
138

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three- year period.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the median for the three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period and to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group for the one-, three- five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period and to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
139

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Mid Cap Growth Trust (formerly Mid Cap Stock Trust) (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
Mid Cap Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- and ten-year periods and underperformed the peer group median for the three- and five-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the three- and five-year periods relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the peer group median for the one- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

140

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Mid Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, and five-year periods and outperformed the peer group median for the ten-year period.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the one-, three- and five-year periods relative to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the ten-year period.
The Board noted that the Trust outperformed its Morningstar peer group and the benchmark index for the year-to-date period ended April 30, 2022.
The Board took into account management’s discussion of the Trust’s expenses, including the Trust’s lower management fee schedule effective February 1, 2022. The Board noted the Trust’s net total expenses are lower than the peer group median.
Real Estate Securities Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
141

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Science & Technology Trust
(Allianz Global Investors U.S. LLC*
T. Rowe Price Associates, LLC)
*At its meeting held on June 21-23, 2022, the Board of Trustees of John Hancock Variable Insurance Trust approved changes to Science & Technology Trust’s subadvisory arrangements such that T. Rowe Price Associates, Inc. is the sole subadvisor to that fund.	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the Trust's strategy and management's plans for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the ten-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted that the Trust’s net total expenses are equal to the peer group median.
Small Cap Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one- and three-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
142

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Small Cap Opportunities Trust (GW&K Investment Management, LLC and Dimensional Fund Advisors LP)	Benchmark Index – The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods and underperformed the peer group median for the ten-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the five- and ten-year periods and to the peer group median for the ten-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Small Cap Stock Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are equal to the peer group median.
Small Cap Value Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and the benchmark index for the year-to-date period ended April 30, 2022.
The Board took into account management’s discussion of the Trust’s expenses.
143

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 6.30.2022	Fees and Expenses	2021 Comment
Small Company Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-year and to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses.
Strategic Equity Allocation Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five-year, and since-inception periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five-year, and since-inception periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five-year and since-inception periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five-year and since-inception periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Total Stock Market Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board took into account management’s discussion of the Trust’s expenses.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index. The Board noted the Trust’s net total expenses are lower than the peer group median.
144

John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Growth Trust, Mid Cap Index Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust, Total Stock Market Index Trust subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor(s), Jennison Associates LLC, T. Rowe Price Associates, Inc., Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Manulife Investment Management (US) LLC, SSGA Funds Management, Inc., Manulife Investment Management (North America) Limited, Wellington Management Company LLP, GW&K Investment Management, LLC and Capital Research and Management Company which serves as the investment advisor to the JHVIT American Funds’ master funds, (the Subadvisors) execute the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and hold quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitors current market and liquidity conditions; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.

145

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
146

Information Control Center
P.O. Box 772
Boston, MA 02117-0772
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
Investment advisor
John Hancock Variable Trust Advisers LLC
Principal distributor
John Hancock Distributors, LLC
JHT0SA	6/30
8/22
1115015:0622

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Semiannual report
June 30, 2022

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

Portfolio	Summary Portfolio of investments
Active Bond Trust	6
Core Bond Trust	8
High Yield Trust	9
Investment Quality Bond Trust	13
Money Market Trust	16
Opportunistic Fixed Income Trust	17
Portfolio	Summary Portfolio of investments
Select Bond Trust	23
Short Term Government Income Trust	26
Strategic Income Opportunities Trust	27
Total Bond Market Trust	32
Ultra Short Term Bond Trust	33

2

John Hancock Variable Insurance Trust
Portfolio compositions

Active Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	44.9
U.S. Government Agency	20.8
U.S. Government	14.5
Collateralized mortgage obligations	9.7
Asset backed securities	7.2
Municipal bonds	0.7
Foreign government obligations	0.7
Term loans	0.3
Capital preferred securities	0.2
Preferred securities	0.1
Common stocks	0.1
Short-term investments and other	0.8
Core Bond Trust
Portfolio Composition (% of total investments)
Corporate bonds	26.3
U.S. Government	26.1
U.S. Government Agency	24.1
Asset backed securities	9.9
Collateralized mortgage obligations	8.2
Foreign government obligations	0.9
Municipal bonds	0.4
Short-term investments	4.1
High Yield Trust
Portfolio Composition (% of net assets)
Corporate bonds	82.7
Asset backed securities	6.9
Term loans	4.8
Convertible bonds	1.0
Preferred securities	0.8
Common stocks	0.7
Foreign government obligations	0.6
Short-term investments and other	2.5
Investment Quality Bond Trust
Portfolio Composition (% of total investments)
U.S. Government Agency	28.3
U.S. Government	24.7
Corporate bonds	21.5
Collateralized mortgage obligations	10.9
Asset backed securities	7.4
Foreign government obligations	3.6
Municipal bonds	1.5
Term loans	1.0
Short-term investments	1.1
Money Market Trust
Portfolio Composition (% of total investments)
U.S. Government Agency	73.3
Repurchase agreement	21.4
U.S. Government	5.3
Opportunistic Fixed Income Trust
Portfolio Composition (% of net assets)
Foreign government obligations	41.0
Corporate bonds	21.3
Term loans	6.2
Collateralized mortgage obligations	6.2
Asset backed securities	5.9
U.S. Government Agency	5.5
Exchange-traded funds	4.6
Municipal bonds	3.8
Convertible bonds	2.0
U.S. Government	0.7
Preferred securities	0.1
Short-term investments and other	2.7
Select Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	34.7
U.S. Government Agency	22.4
U.S. Government	14.7
Asset backed securities	14.6
Collateralized mortgage obligations	10.7
Municipal bonds	1.0
Foreign government obligations	0.1
Preferred securities	0.1
Short-term investments and other	1.7
Short Term Government Income Trust
Portfolio Composition (% of net assets)
U.S. Government Agency	71.4
U.S. Government	22.8
Municipal bonds	4.6
Collateralized mortgage obligations	0.8
Short-term investments and other	0.4
Strategic Income Opportunities Trust
Portfolio Composition (% of net assets)
Corporate bonds	46.4
Foreign government obligations	21.5
Term loans	10.2
U.S. Government	7.2
Collateralized mortgage obligations	3.6
Preferred securities	3.2
Convertible bonds	1.8
Common stocks	1.6
Asset backed securities	1.1
Capital preferred securities	0.1
Short-term investments and other	3.3
Total Bond Market Trust
Portfolio Composition (% of net assets)
U.S. Government	37.0
U.S. Government Agency	31.1
Corporate bonds	27.9
Collateralized mortgage obligations	2.4
Foreign government obligations	0.9
Municipal bonds	0.5
Asset backed securities	0.2
Ultra Short Term Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	55.2
Asset backed securities	22.2
U.S. Government Agency	0.7
Municipal bonds	0.7
Collateralized mortgage obligations	0.4
Short-term investments and other	20.8
3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio
Active Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$883.60	$3.22	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Series II	Actual expenses/actual returns	1,000.00	882.80	4.15	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Series NAV	Actual expenses/actual returns	1,000.00	883.70	2.99	0.64%
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%
Core Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$890.80	$3.14	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Series II	Actual expenses/actual returns	1,000.00	889.90	4.08	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Series NAV	Actual expenses/actual returns	1,000.00	891.00	2.91	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
High Yield Trust
Series I	Actual expenses/actual returns	$1,000.00	$845.30	$3.80	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Series II	Actual expenses/actual returns	1,000.00	842.20	4.70	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Series NAV	Actual expenses/actual returns	1,000.00	846.20	3.57	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Investment Quality Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$875.70	$3.44	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Series II	Actual expenses/actual returns	1,000.00	874.90	4.37	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Series NAV	Actual expenses/actual returns	1,000.00	876.10	3.21	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio
Money Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,000.40	$1.64	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Series II	Actual expenses/actual returns	1,000.00	1,000.00	1.98	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Series NAV	Actual expenses/actual returns	1,000.00	1,000.70	1.39	0.28%
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%
Opportunistic Fixed Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$853.80	$3.77	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Series II	Actual expenses/actual returns	1,000.00	853.70	4.69	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Series NAV	Actual expenses/actual returns	1,000.00	854.70	3.54	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Select Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$886.70	$2.85	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Series II	Actual expenses/actual returns	1,000.00	885.40	3.79	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Series NAV	Actual expenses/actual returns	1,000.00	886.60	2.67	0.57%
	Hypothetical example	1,000.00	1,022.00	2.86	0.57%
Short Term Government Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$953.70	$3.39	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Series II	Actual expenses/actual returns	1,000.00	952.10	4.36	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Series NAV	Actual expenses/actual returns	1,000.00	953.70	3.15	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Strategic Income Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$891.30	$3.56	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Series II	Actual expenses/actual returns	1,000.00	890.20	4.50	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	891.70	3.33	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Total Bond Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$894.70	$1.41	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	893.90	2.35	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	895.60	1.18	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Ultra Short Term Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$985.70	$2.95	0.60%
	Hypothetical example	1,000.00	1,021.80	3.01	0.60%
Series II	Actual expenses/actual returns	1,000.00	983.90	3.94	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Series NAV	Actual expenses/actual returns	1,000.00	984.80	2.71	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
5

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

This section shows the portfolios' 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the portfolios' total net assets as of the report date. The remaining securities held by the portfolios are grouped as "Other Securities" in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the portfolios' Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
Active Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.3%
U.S. Treasury Bonds - 9.0%
1.250%, 05/15/2050	$2,000,000	$1,272,500	0.2%
1.625%, 11/15/2050	6,500,000	4,571,582	0.8%
1.875%, 02/15/2041	6,000,000	4,705,547	0.8%
2.000%, 08/15/2051	3,000,000	2,318,555	0.4%
2.250%, 05/15/2041 to 02/15/2052	25,900,000	21,349,343	3.8%
2.500%, 02/15/2045	7,566,000	6,416,914	1.1%
2.875%, 05/15/2052	3,399,000	3,210,462	0.6%
3.000%, 02/15/2047	3,420,000	3,193,559	0.6%
3.250%, 05/15/2042	4,288,000	4,184,820	0.7%
		51,223,282
U.S. Treasury Notes - 5.5%
1.125%, 02/15/2031	3,000,000	2,577,891	0.5%
1.375%, 11/15/2031	4,000,000	3,469,375	0.6%
1.625%, 05/15/2031	3,000,000	2,680,547	0.5%
2.375%, 05/15/2027	6,000,000	5,808,281	1.0%
2.875%, 08/15/2028 to 05/15/2032	16,389,000	16,198,062	2.8%
OTHER SECURITIES		733,858	0.1%
		31,468,014
Federal Home Loan Mortgage Corp. - 4.2%
2.500%, 08/01/2050 to 12/01/2051	2,143,368	1,941,690	0.3%
3.000%, 03/01/2043 to 12/01/2049	5,094,180	4,829,689	0.9%
3.500%, 10/01/2046 to 04/01/2052	14,536,494	14,166,192	2.5%
4.500%, 09/01/2023 to 10/01/2041	1,186,551	1,225,647	0.2%
OTHER SECURITIES		1,735,058	0.3%
		23,898,276
Federal National Mortgage Association - 16.4%
2.000%, 09/01/2050 to 02/01/2052	4,827,833	4,217,740	0.7%
2.500%, 09/01/2050 to 03/01/2052	9,206,877	8,324,439	1.4%
3.000%, 01/01/2043 to 03/01/2052	31,591,042	29,699,248	5.3%
3.500%, 06/01/2042 to 05/01/2052	22,142,206	21,516,929	3.8%
4.000%, 10/01/2025 to 05/01/2052	19,728,072	19,668,798	3.5%
4.000%, TBA (A)	2,775,000	2,735,542	0.5%
4.500%, TBA (A)	2,311,000	2,319,486	0.4%
5.500%, 09/01/2034 to 01/01/2037	1,317,863	1,408,122	0.3%
OTHER SECURITIES		3,357,613	0.5%
		93,247,917
Government National Mortgage Association - 0.2%		1,175,162	0.2%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $212,085,592)		$201,012,651
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.1%		$327,851	0.1%
Germany - 0.2%		1,033,504	0.2%
Mexico - 0.1%		578,389	0.1%
Panama - 0.1%		563,028	0.1%
Qatar - 0.1%		588,479	0.1%
Saudi Arabia - 0.1%		609,360	0.1%
United Kingdom - 0.0%		128,461	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,483,953)		$3,829,072
CORPORATE BONDS - 44.9%
Communication services - 4.7%
Verizon Communications, Inc. 4.272%, 01/15/2036	$1,311,000	1,234,331	0.2%
OTHER SECURITIES		25,716,874	4.5%
		26,951,205
Consumer discretionary - 4.8%
Expedia Group, Inc. 5.000%, 02/15/2026	1,208,000	1,207,886	0.2%
Marriott International, Inc. 3.125%, 06/15/2026	1,169,000	1,115,380	0.2%
OTHER SECURITIES		24,762,699	4.4%
		27,085,965
Consumer staples - 1.9%
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,153,170	0.2%
OTHER SECURITIES		9,720,472	1.7%
		10,873,642
Energy - 4.5%
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,222,920	0.2%
OTHER SECURITIES		24,163,726	4.3%
		25,386,646
Financials - 10.7%
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,145,233	0.2%
JPMorgan Chase & Co. 3.375%, 05/01/2023	1,250,000	1,250,035	0.2%
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,202,477	0.2%
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 4.119%, 12/15/2024 (B)(C)	1,130,000	1,130,247	0.2%
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,300,857	0.2%
The Goldman Sachs Group, Inc. 3.625%, 01/22/2023	1,200,000	1,203,741	0.2%
OTHER SECURITIES		53,818,234	9.5%
		61,050,824
Health care - 2.7%
AbbVie, Inc. 3.200%, 11/21/2029	1,890,000	1,738,688	0.3%
OTHER SECURITIES		13,523,789	2.4%
		15,262,477

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials - 5.6%
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	$1,232,000	$1,160,868	0.2%
OTHER SECURITIES		30,960,223	5.4%
		32,121,091
Information technology - 3.7%
Broadcom, Inc. 4.750%, 04/15/2029	1,262,000	1,222,798	0.2%
Micron Technology, Inc. 5.327%, 02/06/2029	1,613,000	1,604,309	0.3%
PayPal Holdings, Inc. 2.850%, 10/01/2029	1,365,000	1,235,111	0.2%
OTHER SECURITIES		16,847,958	3.0%
		20,910,176
Materials - 1.6%		9,368,730	1.6%
Real estate - 2.8%		15,737,831	2.8%
Utilities - 1.9%
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,132,192	0.2%
OTHER SECURITIES		9,789,529	1.7%
		10,921,721
TOTAL CORPORATE BONDS (Cost $282,451,543)		$255,670,308
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		1,051,086	0.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,390,149)		$1,051,086
MUNICIPAL BONDS - 0.7%
The School District of Philadelphia (Pennsylvania), GO 6.765%, 06/01/2040	1,010,000	1,184,657	0.2%
OTHER SECURITIES		2,753,911	0.5%
TOTAL MUNICIPAL BONDS (Cost $4,330,766)		$3,938,568
TERM LOANS (D) - 0.3%
Communication services - 0.0%		87,420	0.0%
Consumer discretionary - 0.1%		623,678	0.1%
Health care - 0.0%		54,636	0.0%
Industrials - 0.1%		477,214	0.1%
Information technology - 0.1%		209,228	0.1%
Materials - 0.0%		206,296	0.0%
TOTAL TERM LOANS (Cost $1,878,721)		$1,658,472
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.7%
Commercial and residential - 7.0%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	1,400,000	1,397,742	0.3%
OTHER SECURITIES		38,578,955	6.7%
		39,976,697
Federal Home Loan Mortgage Corp. - 0.8%		4,282,722	0.8%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association - 0.7%		$4,227,984	0.7%
Government National Mortgage Association - 1.2%		6,764,674	1.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $65,198,874)		$55,252,077
ASSET BACKED SECURITIES - 7.2%
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1 month LIBOR + 0.370%), 1.530%, 08/08/2024 (B)	$3,000,000	3,000,520	0.5%
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1, 6.250%, 10/25/2036 (C)	2,432,129	2,344,230	0.4%
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (C)	1,325,610	1,155,453	0.2%
SMB Private Education Loan Trust Series 2021-E, Class A1A, 1.680%, 02/15/2051 (C)	1,238,977	1,153,698	0.2%
OTHER SECURITIES		33,254,229	5.9%
TOTAL ASSET BACKED SECURITIES (Cost $44,108,259)		$40,908,130
COMMON STOCKS - 0.1%
Energy - 0.0%		9,584	0.0%
Utilities - 0.1%		356,644	0.1%
TOTAL COMMON STOCKS (Cost $412,556)		$366,228
PREFERRED SECURITIES - 0.1%
Communication services - 0.0%		154,330	0.0%
Consumer staples - 0.0%		211,628	0.0%
Financials - 0.0%		66,853	0.0%
Utilities - 0.1%		420,674	0.1%
TOTAL PREFERRED SECURITIES (Cost $844,935)		$853,485
WARRANTS - 0.0%		16,940	0.0%
TOTAL WARRANTS (Cost $2,792)		$16,940
ESCROW CERTIFICATES - 0.0%		265	0.0%
TOTAL ESCROW CERTIFICATES (Cost $0)		$265
SHORT-TERM INVESTMENTS - 2.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 1.4215% (E)(F)	359,077	3,589,479	0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (E)	6,076,261	6,076,261	1.1%
		9,665,740

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 1.0%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $5,551,037 on 7-1-22, collateralized by $5,668,300 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $5,662,099)	$5,551,000	$5,551,000	1.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $15,217,212)		$15,216,740
Total Investments (Active Bond Trust) (Cost $632,405,352) - 101.9%		$579,774,022	101.9%
Other assets and liabilities, net - (1.9)%		(10,948,568)	(1.9%)
TOTAL NET ASSETS - 100.0%		$568,825,454	100.0%
Security Abbreviations and Legend
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $129,764,785 or 22.8% of the fund's net assets as of 6-30-22.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Core Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.7%
U.S. Treasury Bonds - 10.4%
1.125%, 05/15/2040 to 08/15/2040	$26,473,000	$18,357,806	2.2%
1.375%, 11/15/2040 to 08/15/2050	23,088,000	16,308,563	2.0%
1.625%, 11/15/2050	5,045,000	3,548,251	0.4%
1.750%, 08/15/2041	26,593,000	20,228,339	2.4%
1.875%, 02/15/2041 to 11/15/2051	4,904,000	3,775,428	0.5%
2.000%, 08/15/2051	6,948,000	5,369,773	0.6%
2.250%, 05/15/2041 to 02/15/2052	12,106,000	10,045,214	1.2%
2.875%, 05/15/2052	4,881,000	4,610,257	0.6%
3.250%, 05/15/2042	3,836,000	3,743,696	0.4%
OTHER SECURITIES		1,016,715	0.1%
		87,004,042
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes - 17.5%
0.125%, 09/30/2022 to 04/30/2023	$5,857,000	$5,816,484	0.7%
0.250%, 08/31/2025 to 09/30/2025	25,532,000	23,371,559	2.8%
0.375%, 11/30/2025 to 01/31/2026	12,520,000	11,400,521	1.3%
0.500%, 08/31/2027 to 10/31/2027	14,818,000	12,977,148	1.5%
0.750%, 03/31/2026 to 05/31/2026	7,825,000	7,169,755	0.8%
1.000%, 07/31/2028	4,577,000	4,047,963	0.5%
1.250%, 06/30/2028	3,714,000	3,341,004	0.4%
1.375%, 10/31/2028	10,773,000	9,712,954	1.2%
1.500%, 02/15/2025 to 08/15/2026	24,280,000	22,964,721	2.8%
2.000%, 11/15/2026	6,822,000	6,522,472	0.8%
2.375%, 05/15/2027	8,318,000	8,052,214	1.0%
2.625%, 05/31/2027	4,888,000	4,795,586	0.6%
2.750%, 02/15/2028 to 05/31/2029	9,181,000	9,017,061	1.1%
2.875%, 06/15/2025 to 05/15/2032	4,873,000	4,829,213	0.6%
3.250%, 06/30/2027 to 06/30/2029	7,994,000	8,081,753	1.0%
OTHER SECURITIES		3,560,444	0.4%
		145,660,852
Federal Home Loan Mortgage Corp. - 3.5%
2.000%, 11/01/2041 to 05/01/2042	8,639,647	7,711,926	0.9%
2.500%, 01/01/2036 to 03/01/2052	8,755,204	8,073,106	0.9%
4.000%, 01/01/2035 to 07/01/2049	2,959,519	2,980,869	0.3%
OTHER SECURITIES		10,616,815	1.4%
		29,382,716
Federal National Mortgage Association - 18.1%
1.500%, 10/01/2041 to 11/01/2041	8,082,303	6,948,988	0.9%
2.000%, 01/01/2042 to 03/01/2042 (A)	8,603,333	7,676,893	1.0%
2.000%, 10/01/2051 to 03/01/2052	10,421,839	9,067,762	1.1%
2.500%, 12/01/2035 to 03/01/2052	24,464,263	22,719,580	3.0%
2.500%, TBA (A)	3,400,000	3,055,748	0.4%
3.000%, 01/01/2043 to 07/01/2060	20,720,618	19,446,160	2.2%
3.500%, 04/01/2050 to 02/01/2052	5,143,016	5,029,878	0.5%
4.000%, 09/01/2033 to 08/01/2059	8,391,594	8,452,036	0.9%
4.500%, 05/01/2034 to 08/01/2049	8,893,484	9,159,270	1.1%
4.500%, TBA (A)	5,100,000	5,107,770	0.6%
5.000%, 07/01/2044 to 11/01/2049	6,047,889	6,311,454	0.8%
5.000%, TBA (A)	32,400,000	32,885,868	3.9%
5.500%, TBA (A)	5,400,000	5,525,564	0.7%
OTHER SECURITIES		8,922,227	1.0%
		150,309,198
Government National Mortgage Association - 4.2%
2.500%, 12/20/2051	6,421,680	5,891,074	0.7%

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
3.000%, 10/20/2046 to 12/20/2051	$7,788,338	$7,348,499	0.9%
4.000%, 06/20/2047 to 07/20/2049	5,133,768	5,157,015	0.6%
4.500%, TBA (A)	9,700,000	9,814,039	1.1%
5.000%, 12/20/2039 to 03/20/2049	4,499,591	4,675,431	0.6%
OTHER SECURITIES		2,095,256	0.3%
		34,981,314
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $479,952,493)		$447,338,122
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Canada - 0.1%		434,597	0.1%
Chile - 0.1%		1,246,693	0.1%
Indonesia - 0.0%		337,326	0.0%
Italy - 0.0%		157,258	0.0%
Mexico - 0.5%		4,218,274	0.5%
Paraguay - 0.1%		837,164	0.1%
Peru - 0.1%		570,573	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,231,773)		$7,801,885
CORPORATE BONDS - 28.2%
Communication services - 2.3%		19,092,676	2.3%
Consumer discretionary - 2.1%		17,178,367	2.1%
Consumer staples - 0.7%		5,675,141	0.7%
Energy - 1.6%		13,081,433	1.6%
Financials - 10.3%
JPMorgan Chase & Co. (1.561% to 12-10-24, then SOFR + 0.605%) 12/10/2025	4,483,000	4,188,141	0.5%
Wells Fargo & Company (3.526% to 3-24-27, then SOFR + 1.510%) 03/24/2028	2,994,000	2,835,759	0.3%
OTHER SECURITIES		78,688,423	9.5%
		85,712,323
Health care - 2.8%		23,272,237	2.8%
Industrials - 1.7%		14,191,298	1.7%
Information technology - 2.3%		19,384,597	2.3%
Materials - 0.5%		4,462,307	0.5%
Real estate - 1.7%		13,882,079	1.7%
Utilities - 2.2%		18,486,880	2.2%
TOTAL CORPORATE BONDS (Cost $262,572,282)		$234,419,338
MUNICIPAL BONDS - 0.4%		3,131,184	0.4%
TOTAL MUNICIPAL BONDS (Cost $3,491,231)		$3,131,184
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.8%
Commercial and residential - 4.5%		37,236,085	4.5%
Federal Home Loan Mortgage Corp. - 0.9%		7,811,101	0.9%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association - 2.5%		$20,723,553	2.5%
Government National Mortgage Association - 0.9%		7,189,332	0.9%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,765,797)		$72,960,071
ASSET BACKED SECURITIES - 10.6%
American Express Credit Account Master Trust Series 2022-2, Class A, 3.390%, 05/15/2027	$4,409,000	4,399,829	0.5%
Toyota Auto Loan Extended Note Trust Series 2022-1A, Class A, 3.820%, 04/25/2035 (B)	3,331,000	3,287,323	0.4%
OTHER SECURITIES		80,703,194	9.7%
TOTAL ASSET BACKED SECURITIES (Cost $92,337,849)		$88,390,346
SHORT-TERM INVESTMENTS - 4.4%
Short-term funds - 4.4%
John Hancock Collateral Trust, 1.4215% (C)(D)	70,507	704,812	0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	36,135,713	36,135,713	4.3%
		36,840,525
TOTAL SHORT-TERM INVESTMENTS (Cost $36,840,555)		$36,840,525
Total Investments (Core Bond Trust) (Cost $962,191,980) - 107.0%		$890,881,471	107.0%
Other assets and liabilities, net - (7.0)%		(58,099,129)	(7.0%)
TOTAL NET ASSETS - 100.0%		$832,782,342	100.0%
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $114,917,763 or 13.8% of the fund's net assets as of 6-30-22.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Argentina - 0.3%		$491,346	0.3%

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil - 0.3%		$522,647	0.3%
Indonesia - 0.0%		5,285	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,879,404)		$1,019,278
CORPORATE BONDS - 82.7%
Communication services - 12.1%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	$719,050	762,351	0.5%
Allen Media LLC 10.500%, 02/15/2028 (A)	1,470,000	758,726	0.5%
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (A)(B)	1,050,000	697,148	0.4%
CCO Holdings LLC 4.500%, 05/01/2032	1,530,000	1,238,841	0.7%
CSC Holdings LLC 6.500%, 02/01/2029 (A)	800,000	722,504	0.4%
DISH DBS Corp. 5.750%, 12/01/2028 (A)	900,000	666,369	0.4%
DISH DBS Corp. 7.750%, 07/01/2026	870,000	678,165	0.4%
Sprint Corp. 7.875%, 09/15/2023	670,000	690,629	0.4%
T-Mobile USA, Inc. 3.500%, 04/15/2031	840,000	725,281	0.4%
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	910,000	735,144	0.4%
OTHER SECURITIES		12,581,665	7.6%
		20,256,823
Consumer discretionary - 16.2%
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	877,299	0.5%
Bath & Body Works, Inc. 5.250%, 02/01/2028	920,000	776,204	0.5%
Ford Motor Company 9.000%, 04/22/2025	670,000	718,495	0.4%
Ford Motor Credit Company LLC 4.000%, 11/13/2030	810,000	656,307	0.4%
Ford Motor Credit Company LLC 5.113%, 05/03/2029	1,100,000	986,121	0.6%
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)	1,160,000	927,161	0.5%
NCL Corp., Ltd. 5.875%, 03/15/2026 to 02/15/2027 (A)	2,330,000	1,920,638	1.2%
StoneMor, Inc. 8.500%, 05/15/2029 (A)	790,000	699,150	0.4%
Viking Cruises, Ltd. 7.000%, 02/15/2029 (A)(B)	1,020,000	763,796	0.4%
Viking Cruises, Ltd. 13.000%, 05/15/2025 (A)	910,000	932,581	0.6%
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,345,000	1,080,721	0.6%
OTHER SECURITIES		16,753,978	10.1%
		27,092,451
Consumer staples - 0.9%		1,501,540	0.9%
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Energy - 12.0%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	$1,290,000	$1,135,200	0.7%
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,320,000	1,156,650	0.7%
MEG Energy Corp. 7.125%, 02/01/2027 (A)	830,000	835,876	0.5%
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	801,125	0.5%
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)	990,000	915,750	0.5%
Penn Virginia Holdings LLC 9.250%, 08/15/2026 (A)	1,310,000	1,257,259	0.7%
OTHER SECURITIES		14,022,152	8.4%
		20,124,012
Financials - 9.0%
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,051,318	1,553,873	0.9%
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (A)	945,962	913,326	0.6%
OTHER SECURITIES		12,602,682	7.5%
		15,069,881
Health care - 6.0%
Community Health Systems, Inc. 6.125%, 04/01/2030 (A)	1,230,000	750,300	0.5%
Minerva Merger Sub, Inc. 6.500%, 02/15/2030 (A)	890,000	740,115	0.4%
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	1,170,000	889,200	0.5%
Teva Pharmaceutical Finance Netherlands III BV 5.125%, 05/09/2029	1,390,000	1,145,013	0.7%
OTHER SECURITIES		6,439,173	3.9%
		9,963,801
Industrials - 12.2%
CoreCivic, Inc. 8.250%, 04/15/2026	1,070,000	1,043,432	0.6%
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)	920,000	744,050	0.4%
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)	850,000	712,300	0.4%
Madison IAQ LLC 5.875%, 06/30/2029 (A)	900,000	689,688	0.4%
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	870,000	700,144	0.4%
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	769,668	0.5%
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)	770,000	650,827	0.4%
OTHER SECURITIES		15,090,153	9.1%
		20,400,262
Information technology - 3.8%
CommScope, Inc. 8.250%, 03/01/2027 (A)	1,310,000	1,035,555	0.6%

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Information technology (continued)
OTHER SECURITIES		$5,413,903	3.2%
		6,449,458
Materials - 5.6%
First Quantum Minerals, Ltd. 6.875%, 03/01/2026 to 10/15/2027 (A)	$1,650,000	1,501,870	1.0%
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,870,000	1,729,844	1.0%
OTHER SECURITIES		6,116,987	3.6%
		9,348,701
Real estate - 3.9%
Diversified Healthcare Trust 4.750%, 02/15/2028	930,000	684,713	0.4%
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	800,000	671,000	0.4%
IIP Operating Partnership LP 5.500%, 05/25/2026	860,000	779,438	0.5%
The GEO Group, Inc. 5.875%, 10/15/2024	810,000	727,902	0.4%
The GEO Group, Inc. 6.000%, 04/15/2026	945,000	769,939	0.5%
OTHER SECURITIES		2,822,503	1.7%
		6,455,495
Utilities - 1.0%
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)(B)	1,010,000	878,707	0.5%
OTHER SECURITIES		778,157	0.5%
		1,656,864
TOTAL CORPORATE BONDS (Cost $169,882,666)		$138,319,288
CONVERTIBLE BONDS - 1.0%
Communication services - 0.3%		414,805	0.3%
Consumer discretionary - 0.3%		565,319	0.3%
Financials - 0.2%		328,140	0.2%
Industrials - 0.2%		333,555	0.2%
TOTAL CONVERTIBLE BONDS (Cost $2,069,546)		$1,641,819
TERM LOANS (C) - 4.8%
Consumer discretionary - 1.7%		2,771,570	1.7%
Financials - 0.4%		736,094	0.4%
Health care - 0.5%		888,226	0.5%
Industrials - 0.3%		443,700	0.3%
Information technology - 1.6%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 8.666%, 02/19/2029	820,000	758,500	0.4%
OTHER SECURITIES		1,948,585	1.2%
		2,707,085
Materials - 0.3%		411,672	0.3%
TOTAL TERM LOANS (Cost $8,812,935)		$7,958,347
ASSET BACKED SECURITIES - 6.9%		11,560,052	6.9%
TOTAL ASSET BACKED SECURITIES (Cost $12,671,446)		$11,560,052
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 0.7%
Communication services - 0.0%		$0	0.0%
Consumer discretionary - 0.0%		18,710	0.0%
Energy - 0.7%		1,133,567	0.7%
TOTAL COMMON STOCKS (Cost $4,679,303)		$1,152,277
PREFERRED SECURITIES - 0.8%
Energy - 0.3%		526,240	0.3%
Financials - 0.5%		815,127	0.5%
TOTAL PREFERRED SECURITIES (Cost $1,441,338)		$1,341,367
ESCROW CERTIFICATES - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS - 4.9%
Short-term funds - 4.9%
John Hancock Collateral Trust, 1.4215% (D)(E)	801,755	8,014,659	4.8%
OTHER SECURITIES		194,751	0.1%
		8,209,410
TOTAL SHORT-TERM INVESTMENTS (Cost $8,210,923)		$8,209,410
Total Investments (High Yield Trust) (Cost $209,989,763) - 102.4%		$171,201,838	102.4%
Other assets and liabilities, net - (2.4)%		(3,957,513)	(2.4%)
TOTAL NET ASSETS - 100.0%		$167,244,325	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $118,482,902 or 70.8% of the fund's net assets as of 6-30-22.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Sep 2022	$9,141,167	$9,092,250	$(48,917)
						$(48,917)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	484,790	MSCS	7/19/2022	—	$(20,530)
MXN	1,174,325	USD	58,255	MSCS	7/19/2022	—	(6)
USD	669,501	CAD	836,249	JPM	7/19/2022	$19,825	—
						$19,825	$(20,536)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Beazer Homes USA	646,000	USD	$646,000	5.000%	Quarterly	Jun 2027	$13,010	$68,996	$82,006
Centrally cleared	KB Home	839,000	USD	839,000	5.000%	Quarterly	Jun 2027	(61,777)	47,401	(14,376)
Centrally cleared	Macy's Retail Holdings LLC	470,000	USD	470,000	1.000%	Quarterly	Jun 2027	53,203	26,892	80,095
Centrally cleared	NOVA Chemicals Corp.	355,000	USD	355,000	5.000%	Quarterly	Jun 2027	(8,834)	10,548	1,714
Centrally cleared	The Goodyear Tire & Rubber Company	470,000	USD	470,000	5.000%	Quarterly	Jun 2027	(8,463)	13,673	5,210
Centrally cleared	Xerox Holdings Corp.	190,000	USD	190,000	1.000%	Quarterly	Jun 2027	26,772	(799)	25,973
				$2,970,000				$13,911	$166,711	$180,622
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	1.104%	750,000	USD	$750,000	1.000%	Quarterly	Jun 2026	$(27,397)	$948	$(26,449)
Centrally cleared	Ford Motor Credit Company LLC	4.278%	800,000	USD	800,000	5.000%	Quarterly	Dec 2026	110,640	(123,527)	(12,887)
					$1,550,000				$83,243	$(122,579)	$(39,336)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 73.5%
U.S. Treasury Bonds - 18.6%
1.250%, 05/15/2050	$4,170,000	$2,653,163	1.2%
1.875%, 11/15/2051	3,165,000	2,374,739	1.1%
2.250%, 08/15/2046	3,655,000	2,947,129	1.3%
2.500%, 02/15/2045 (A)	4,309,000	3,654,571	1.6%
2.875%, 05/15/2043	1,170,000	1,066,894	0.5%
3.000%, 11/15/2044 to 02/15/2048	9,575,000	8,929,505	4.0%
3.125%, 02/15/2043 to 05/15/2048	3,885,000	3,747,794	1.7%
3.125%, 08/15/2044 (A)	5,535,000	5,242,683	2.4%
3.375%, 05/15/2044	1,690,000	1,668,017	0.7%
3.625%, 08/15/2043	680,000	697,903	0.3%
3.750%, 11/15/2043 (A)	2,908,000	3,041,927	1.4%
4.375%, 11/15/2039	1,170,000	1,351,624	0.6%
6.500%, 11/15/2026	3,135,000	3,570,716	1.6%
OTHER SECURITIES		552,991	0.2%
		41,499,656
U.S. Treasury Inflation Protected Securities - 1.1%
0.750%, 07/15/2028	769,229	774,728	0.4%
0.875%, 02/15/2047	975,922	901,584	0.4%
OTHER SECURITIES		731,728	0.3%
		2,408,040
U.S. Treasury Notes - 14.6%
0.625%, 05/15/2030	14,855,000	12,386,489	5.6%
0.875%, 11/15/2030	4,105,000	3,465,999	1.6%
1.375%, 11/15/2031	1,155,000	1,001,782	0.4%
1.625%, 05/15/2031	6,790,000	6,066,971	2.7%
1.875%, 02/15/2032	3,110,000	2,817,466	1.3%
2.750%, 02/15/2028	6,865,000	6,745,131	3.0%
		32,483,838
Federal Home Loan Mortgage Corp. - 0.5%
3.500%, 03/01/2048 to 06/01/2048	771,481	753,009	0.3%
OTHER SECURITIES		352,612	0.2%
		1,105,621
Federal National Mortgage Association - 28.2%
2.000%, TBA (B)	27,300,000	23,959,248	10.8%
2.500%, 07/01/2030 to 04/01/2045	743,188	686,845	0.3%
2.500%, TBA (B)	22,300,000	20,029,047	9.0%
2.660%, 03/01/2027	781,822	754,637	0.3%
3.000%, TBA (B)	5,900,000	5,491,145	2.5%
3.500%, 06/01/2046 to 05/01/2048	2,800,505	2,735,357	1.2%
4.000%, TBA (B)	5,800,000	5,717,529	2.6%
4.500%, TBA (B)	3,300,000	3,312,118	1.5%
		62,685,926
Government National Mortgage Association - 10.5%
2.000%, TBA (B)	4,200,000	3,728,955	1.7%
3.000%, TBA (B)	7,500,000	7,066,697	3.2%
3.500%, TBA (B)	5,400,000	5,244,735	2.3%
4.000%, TBA (B)	2,600,000	2,587,445	1.2%
4.500%, TBA (B)	4,600,000	4,666,862	2.1%
OTHER SECURITIES		150,941	0.0%
		23,445,635
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $175,245,409)		$163,628,716
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 5.0%
Angola - 0.1%			$323,635	0.1%
Benin - 0.1%			207,650	0.1%
Bermuda - 0.1%			166,981	0.1%
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	892,972	0.4%
Chile - 0.2%			467,587	0.2%
Colombia - 0.1%			277,171	0.1%
Croatia - 0.2%			461,372	0.2%
Dominican Republic - 0.2%			428,825	0.2%
Egypt - 0.1%			185,229	0.1%
Ghana - 0.0%			114,000	0.0%
Hungary - 0.3%			587,605	0.3%
Indonesia - 0.2%			394,286	0.2%
Ivory Coast - 0.1%			168,833	0.1%
Jordan - 0.1%			166,105	0.1%
Macedonia - 0.2%			444,806	0.2%
Mexico - 1.1%
Government of Mexico 7.750%, 05/29/2031	MXN	35,584,600	1,627,625	0.7%
OTHER SECURITIES			875,063	0.4%
			2,502,688
Oman - 0.2%			344,120	0.2%
Panama - 0.3%			731,867	0.3%
Philippines - 0.3%			559,778	0.3%
Romania - 0.3%			768,221	0.3%
Saudi Arabia - 0.1%			318,452	0.1%
Senegal - 0.2%			364,699	0.2%
United Arab Emirates - 0.1%			239,400	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,310,857)			$11,116,282
CORPORATE BONDS - 29.8%
Communication services - 3.0%			6,786,612	3.0%
Consumer discretionary - 2.0%			4,460,500	2.0%
Consumer staples - 1.2%			2,806,299	1.2%
Energy - 2.9%			6,486,732	2.9%
Financials - 7.8%
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)		$730,000	718,845	0.3%
OTHER SECURITIES			16,565,087	7.5%
			17,283,932
Health care - 2.1%			4,670,348	2.1%
Industrials - 2.3%			5,123,572	2.3%
Information technology - 3.6%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)		824,000	712,760	0.3%
Broadcom, Inc. 4.000%, 04/15/2029 (C)		705,000	653,250	0.3%
OTHER SECURITIES			6,618,823	3.0%
			7,984,833
Materials - 1.0%			2,175,451	1.0%
Real estate - 1.0%			2,196,664	1.0%
Utilities - 2.9%			6,427,388	2.9%
TOTAL CORPORATE BONDS (Cost $75,481,258)			$66,402,331

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
MUNICIPAL BONDS - 2.2%
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	$705,000	$727,418	0.3%
New York Transportation Development Corp. 4.248%, 09/01/2035	715,000	705,826	0.3%
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	766,955	0.3%
OTHER SECURITIES		2,617,211	1.3%
TOTAL MUNICIPAL BONDS (Cost $4,994,525)		$4,817,410
TERM LOANS (D) - 1.4%
Communication services - 0.1%		217,780	0.1%
Consumer discretionary - 0.3%		685,629	0.3%
Consumer staples - 0.1%		180,966	0.1%
Financials - 0.1%		309,818	0.1%
Health care - 0.2%		556,739	0.2%
Industrials - 0.2%		391,985	0.2%
Information technology - 0.3%		576,139	0.3%
Materials - 0.1%		185,269	0.1%
TOTAL TERM LOANS (Cost $3,313,877)		$3,104,325
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.1%
Commercial and residential - 13.0%
BBCMS Mortgage Trust Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 2.174%, 08/15/2036 (C)(E)	949,000	929,302	0.4%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	800,000	798,710	0.4%
OTHER SECURITIES		27,136,800	12.2%
		28,864,812
Federal Home Loan Mortgage Corp. - 0.8%		1,699,911	0.8%
Federal National Mortgage Association - 1.3%		2,870,518	1.3%
Government National Mortgage Association - 0.0%		82,562	0.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,927,779)		$33,517,803
ASSET BACKED SECURITIES - 10.2%
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%), 1.966%, 04/22/2027 (C)(E)	648,085	638,739	0.3%
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class A1 (3 month LIBOR + 1.150%), 2.194%, 04/19/2034 (C)(E)	810,000	783,187	0.4%
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%), 2.013%, 04/20/2030 (C)(E)	900,000	885,677	0.4%
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Galaxy XXIII CLO, Ltd. Series 2017-23A, Class AR (3 month LIBOR + 0.870%), 2.054%, 04/24/2029 (C)(E)	$782,057	$768,138	0.3%
RR 1 LLC Series 2017-1A, Class A1AB (3 month LIBOR + 1.150%), 2.194%, 07/15/2035 (C)(E)	675,000	655,125	0.3%
OTHER SECURITIES		19,009,362	8.5%
TOTAL ASSET BACKED SECURITIES (Cost $23,850,145)		$22,740,228
COMMON STOCKS - 0.0%
Energy - 0.0%		15,214	0.0%
TOTAL COMMON STOCKS (Cost $119,522)		$15,214
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 0.3%
John Hancock Collateral Trust, 1.4215% (F)(G)	54,513	544,934	0.3%
Repurchase agreement - 1.2%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-22 at 1.500% to be repurchased at $2,700,113 on 7-1-22, collateralized by $2,688,057 Federal National Mortgage Association, 4.500% due 3-1-49 (valued at $2,754,000)	$2,700,000	2,700,000	1.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,244,930)		$3,244,934
Total Investments (Investment Quality Bond Trust) (Cost $337,488,302) - 138.7%		$308,587,243	138.7%
Other assets and liabilities, net - (38.7)%		(86,118,252)	(38.7%)
TOTAL NET ASSETS - 100.0%		$222,468,991	100.0%
Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $68,784,266 or 30.9% of the fund's net assets as of 6-30-22.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-22.

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	12	Long	Sep 2022	$985,890	$989,394	$3,504
10-Year Canada Government Bond Futures	20	Long	Sep 2022	1,917,333	1,926,507	9,174
5-Year U.S. Treasury Note Futures	59	Long	Sep 2022	6,677,730	6,622,750	(54,980)
10-Year U.S. Treasury Note Futures	288	Short	Sep 2022	(34,181,463)	(34,137,000)	44,463
2-Year U.S. Treasury Note Futures	30	Short	Sep 2022	(6,275,547)	(6,300,469)	(24,922)
Euro-Buxl Futures	6	Short	Sep 2022	(1,078,867)	(1,028,416)	50,451
German Euro BUND Futures	44	Short	Sep 2022	(6,916,963)	(6,860,216)	56,747
U.K. Long Gilt Bond Futures	12	Short	Sep 2022	(1,684,949)	(1,664,975)	19,974
U.S. Treasury Long Bond Futures	94	Short	Sep 2022	(13,215,889)	(13,030,750)	185,139
Ultra U.S. Treasury Bond Futures	58	Short	Sep 2022	(9,163,311)	(8,951,938)	211,373
Ultra U.S. Treasury Bond Futures	22	Short	Sep 2022	(2,847,744)	(2,802,250)	45,494
						$546,417

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	351,000	USD	371,743	DB	9/21/2022	—	$(1,866)
EUR	293,000	USD	307,635	JPM	9/21/2022	$1,123	—
MXN	2,050,000	USD	101,305	BNP	9/21/2022	—	(819)
USD	1,025,290	BRL	5,165,000	CITI	9/21/2022	60,071	—
USD	120,107	EUR	114,000	BNP	7/29/2022	453	—
USD	5,377,975	EUR	5,001,000	BNP	9/21/2022	108,011	—
USD	415,187	EUR	392,000	GSI	9/21/2022	2,104	—
USD	112,216	EUR	106,000	JPM	9/21/2022	515	—
USD	1,177,207	MXN	23,490,000	DB	9/21/2022	25,783	—
USD	580,189	MXN	11,580,000	GSI	9/21/2022	12,565	—
						$210,625	$(2,685)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	4,255,000	USD	Fixed 1.380%	USD Compounded SOFR	Annual	Annual	Dec 2031	$(23,894)	$496,227	$472,333
Centrally cleared	2,185,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	(11,902)	421,319	409,417
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(8,114)	290,063	281,949
								$(43,910)	$1,207,609	$1,163,699
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.35	1,300,000	USD	$1,300,000	1.000%	Quarterly	Jun 2027	$74,518	$55,450	$129,968
Centrally cleared	Federative Republic of Brazil	2,510,000	USD	2,510,000	1.000%	Quarterly	Jun 2027	139,516	68,980	208,496
				$3,810,000				$214,034	$124,430	$338,464
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT - 5.4%
U.S. Treasury Bills - 2.9%
0.347%, 07/21/2022	$48,000,000	$47,990,875	2.1%
0.597%, 07/28/2022	20,000,000	19,991,168	0.8%
		67,982,043
U.S. Treasury Notes - 2.5%
1.619%, (3 month USBMMY - 0.075%), 04/30/2024 (A)	15,000,000	15,001,380	0.7%
1.822%, (3 month USBMMY + 0.055%), 07/31/2022 (A)	27,763,300	27,763,670	1.2%
OTHER SECURITIES		13,796,946	0.6%
		56,561,996
TOTAL U.S. GOVERNMENT (Cost $124,544,039)		$124,544,039
U.S. GOVERNMENT AGENCY - 73.7%
Federal Agricultural Mortgage Corp. - 11.9%
1.023%, 12/15/2022	18,621,000	18,534,225	0.8%
1.390%, 07/14/2022	16,624,000	16,615,776	0.7%
1.541%, (SOFR + 0.010%), 08/18/2022 (A)	16,528,000	16,528,000	0.7%
1.551%, (SOFR + 0.020%), 02/14/2023 (A)	27,000,000	27,000,000	1.2%
1.551%, (SOFR + 0.020%), 02/24/2023 (A)	19,848,000	19,848,000	0.9%
1.551%, (SOFR + 0.020%), 03/01/2023 (A)	16,299,000	16,299,000	0.7%
1.566%, (SOFR + 0.035%), 04/06/2023 (A)	20,070,000	20,070,000	0.9%
1.572%, (SOFR + 0.040%), 03/29/2023 (A)	26,927,000	26,927,000	1.2%
OTHER SECURITIES		113,573,849	4.8%
		275,395,850
Federal Farm Credit Bank - 22.4%
1.163%, 09/26/2022	23,246,000	23,181,762	1.0%
1.426%, 07/20/2022	29,935,000	29,912,794	1.3%
1.472%, 07/27/2022	19,959,000	19,938,098	0.9%
1.546%, (SOFR + 0.015%), 11/28/2022 (A)	20,215,000	20,215,000	0.9%
1.551%, (SOFR + 0.015%), 05/02/2023 (A)	36,654,000	36,652,448	1.6%
1.561%, (SOFR + 0.030%), 04/06/2023 (A)	16,846,000	16,846,000	0.7%
1.590%, (U.S. Federal Funds Effective Rate + 0.360%), 12/12/2022 (A)	20,198,000	20,231,942	0.9%
1.610%, (Prime rate - 3.170%), 01/26/2023 (A)	16,308,000	16,307,292	0.7%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
OTHER SECURITIES		$336,148,556	14.4%
		519,433,892
Federal Home Loan Bank - 35.5%
0.835%, 07/06/2022	$43,229,000	43,224,054	1.9%
0.852%, 07/08/2022	16,623,000	16,620,285	0.7%
0.852%, 07/25/2022	19,906,000	19,894,853	0.9%
0.894%, 07/15/2022	18,443,000	18,436,678	0.8%
0.902%, 07/20/2022	26,589,000	26,576,524	1.1%
1.077%, 08/15/2022	19,135,000	19,109,622	0.8%
1.103%, 08/17/2022	20,136,000	20,107,454	0.9%
1.229%, 08/24/2022	16,622,000	16,591,831	0.7%
1.263%, 07/29/2022	66,458,000	66,391,657	2.9%
1.339%, 07/12/2022	46,529,000	46,510,235	2.0%
1.380%, 08/10/2022	52,589,000	52,509,566	2.3%
1.394%, 05/03/2023	19,950,000	19,950,000	0.9%
1.394%, 08/12/2022	27,819,000	27,774,454	1.2%
1.395%, 10/21/2022	16,616,000	16,545,179	0.7%
1.421%, 07/28/2022	19,931,000	19,910,072	0.9%
1.531%, (SOFR), 08/19/2022 (A)	26,615,000	26,615,000	1.1%
1.536%, (SOFR + 0.005%), 09/16/2022 (A)	16,330,000	16,330,000	0.7%
1.536%, (SOFR + 0.005%), 07/18/2022 (A)	16,530,000	16,530,000	0.7%
1.536%, (SOFR + 0.005%), 07/25/2022 (A)	16,290,000	16,290,000	0.7%
1.536%, (SOFR + 0.010%), 07/26/2022 (A)	26,845,000	26,845,093	1.2%
1.541%, (SOFR + 0.010%), 08/02/2022 (A)	19,995,000	19,995,000	0.9%
1.541%, (SOFR + 0.010%), 08/17/2022 (A)	15,000,000	15,000,000	0.6%
1.541%, (SOFR + 0.010%), 09/16/2022 (A)	19,785,000	19,785,000	0.9%
1.551%, (SOFR + 0.020%), 12/16/2022 (A)	19,950,000	19,950,000	0.9%
1.564%, 08/03/2022	26,605,000	26,567,443	1.1%
1.592%, (SOFR + 0.060%), 11/23/2022 (A)	18,370,000	18,370,000	0.8%
1.622%, (SOFR + 0.090%), 08/12/2022 (A)	14,640,000	14,640,000	0.6%
1.984%, 05/23/2023	16,645,000	16,645,000	0.7%
OTHER SECURITIES		136,726,431	5.9%
		820,441,431
Federal Home Loan Mortgage Corp. - 2.2%
1.262%, 07/25/2022	40,378,000	40,347,874	1.7%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
OTHER SECURITIES		$10,604,372	0.5%
		50,952,246
Federal National Mortgage Association - 1.7%		39,317,316	1.7%
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,705,540,735)		$1,705,540,735
REPURCHASE AGREEMENT - 21.5%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 1.440% to be repurchased at $498,319,932 on 7-1-22, collateralized by $567,713,900 U.S. Treasury Notes, 1.250% due 5-31-28 to 6-30-28 (valued at $508,266,030)	$498,300,000	498,300,000	21.5%
TOTAL REPURCHASE AGREEMENT (Cost $498,300,000)		$498,300,000
Total Investments (Money Market Trust) (Cost $2,328,384,774) - 100.6%		$2,328,384,774	100.6%
Other assets and liabilities, net - (0.6)%		(13,278,209)	(0.6%)
TOTAL NET ASSETS - 100.0%		$2,315,106,565	100.0%
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Treasury Inflation Protected Securities - 0.7%
0.250%, 02/15/2050		$1,506,575	$1,188,841	0.7%
			1,188,841
Federal National Mortgage Association - 5.5%
2.500%, TBA (A)		9,613,000	8,634,073	5.1%
4.000%, TBA (A)		675,000	665,402	0.4%
			9,299,475
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,637,375)			$10,488,316
FOREIGN GOVERNMENT OBLIGATIONS - 41.0%
Angola - 0.1%			157,839	0.1%
Argentina - 0.2%			338,374	0.2%
Australia - 1.7%
Commonwealth of Australia 0.250%, 11/21/2032	AUD	1,750,000	1,107,474	0.6%
Commonwealth of Australia 1.750%, 06/21/2051		1,870,000	819,618	0.5%
Commonwealth of Australia, Inflation Linked Bond 1.439%, 08/21/2040		1,370,000	1,014,911	0.6%
			2,942,003
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Benin - 0.1%			$265,520	0.1%
Brazil - 5.0%
10.000% 01/01/2025 to 01/01/2029	BRL	49,907,000	8,411,265	4.9%
OTHER SECURITIES			115,519	0.1%
			8,526,784
Bulgaria - 0.1%			210,008	0.1%
Canada - 2.4%
Government of Canada 4.000%, 12/01/2031	CAD	2,130,622	2,083,249	1.2%
Province of Ontario 2.000%, 12/01/2036		2,710,801	2,040,935	1.2%
			4,124,184
Chile - 0.4%			618,863	0.4%
Colombia - 0.8%
Republic of Colombia 3.875%, 02/15/2061		$845,000	484,734	0.3%
Republic of Colombia 6.125%, 01/18/2041		645,000	504,966	0.3%
OTHER SECURITIES			314,834	0.2%
			1,304,534
Czech Republic - 0.2%			353,380	0.2%
Dominican Republic - 0.2%			432,494	0.2%
Egypt - 0.2%			359,880	0.2%
El Salvador - 0.0%			48,061	0.0%
Gabon - 0.3%			441,246	0.3%
Ghana - 0.1%			214,600	0.1%
Greece - 0.4%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (B)*	EUR	409,185,000	643,208	0.4%
Guatemala - 0.1%			145,312	0.1%
Hungary - 0.7%			1,175,645	0.7%
Iceland - 2.1%
Republic of Iceland 5.000%, 11/15/2028	ISK	433,770,000	3,143,370	1.9%
OTHER SECURITIES			369,004	0.2%
			3,512,374
Indonesia - 0.9%
Republic of Indonesia 7.000%, 09/15/2030	IDR	11,969,000,000	796,193	0.4%
OTHER SECURITIES			833,728	0.5%
			1,629,921
Ivory Coast - 0.4%			626,798	0.4%
Japan - 3.7%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	805,986,688	6,249,248	3.7%
Macedonia - 0.6%
Republic of North Macedonia 1.625%, 03/10/2028	EUR	1,235,000	966,794	0.5%
OTHER SECURITIES			141,885	0.1%
			1,108,679
Malaysia - 0.4%
Government of Malaysia 3.885%, 08/15/2029	MYR	3,440,000	762,643	0.4%
Mexico - 2.4%
Government of Mexico 2.750%, 11/27/2031	MXN	34,229,586	1,544,591	0.9%

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico 3.625%, 04/09/2029	EUR	550,000	$542,805	0.3%
Government of Mexico 8.500%, 05/31/2029	MXN	16,632,300	802,671	0.5%
OTHER SECURITIES			1,119,322	0.7%
			4,009,389
Morocco - 0.4%			629,761	0.4%
New Zealand - 2.7%
Government of New Zealand 2.750%, 05/15/2051	NZD	2,975,000	1,420,914	0.8%
Government of New Zealand, Inflation Linked Bond 2.887%, 09/20/2040		1,390,000	1,021,904	0.6%
Government of New Zealand, Inflation Linked Bond 2.917%, 09/20/2035		1,025,000	770,674	0.5%
Government of New Zealand, Inflation Linked Bond 3.555%, 09/20/2030		1,280,000	1,020,425	0.6%
OTHER SECURITIES			357,420	0.2%
			4,591,337
Nigeria - 0.1%			141,335	0.1%
Pakistan - 0.1%			119,000	0.1%
Panama - 0.3%
Republic of Panama 4.500%, 04/01/2056		$560,000	443,721	0.3%
Paraguay - 0.3%
Republic of Paraguay 5.600%, 03/13/2048		600,000	472,825	0.3%
Peru - 1.5%
Republic of Peru 6.150%, 08/12/2032	PEN	2,105,000	485,735	0.3%
Republic of Peru 6.950%, 08/12/2031		6,385,000	1,582,602	0.9%
OTHER SECURITIES			416,925	0.3%
			2,485,262
Philippines - 0.0%			70,510	0.0%
Poland - 0.3%
Republic of Poland 2.500%, 07/25/2026	PLN	2,870,000	531,839	0.3%
Romania - 0.8%			1,367,825	0.8%
Russia - 0.5%
Government of Russia 6.900%, 05/23/2029 (C),(D)	RUB	240,040,000	436,436	0.3%
OTHER SECURITIES			395,046	0.2%
			831,482
Serbia - 0.5%
Republic of Serbia 1.650%, 03/03/2033	EUR	660,000	432,015	0.3%
OTHER SECURITIES			371,295	0.2%
			803,310
South Africa - 0.5%
Republic of South Africa 8.250%, 03/31/2032	ZAR	13,680,000	705,256	0.4%
OTHER SECURITIES			159,500	0.1%
			864,756
South Korea - 8.0%
Republic of Korea 1.375%, 12/10/2029	KRW	10,736,980,000	7,047,275	4.2%
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea 2.375%, 12/10/2031	KRW	4,545,430,000	$3,138,782	1.8%
Republic of Korea, Inflation Linked Bond 1.125%, 06/10/2030		2,972,600,311	2,202,502	1.3%
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,544,630,006	1,189,682	0.7%
			13,578,241
Spain - 0.8%
Kingdom of Spain 1.000%, 10/31/2050 (E)	EUR	2,020,000	1,302,043	0.8%
Sri Lanka - 0.0%			63,049	0.0%
Thailand - 0.5%
Kingdom of Thailand 1.600%, 12/17/2029	THB	30,080,000	787,208	0.5%
Turkey - 0.0%			88,209	0.0%
United Arab Emirates - 0.1%			203,309	0.1%
Uruguay - 0.0%			15,320	0.0%
Uzbekistan - 0.1%			141,894	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $93,204,273)			$69,733,223
CORPORATE BONDS - 21.3%
Australia - 0.0%			36,000	0.0%
Austria - 0.1%			181,623	0.1%
Azerbaijan - 0.1%			189,353	0.1%
Bermuda - 0.1%			114,290	0.1%
Canada - 0.3%			478,564	0.3%
Chile - 0.2%			305,818	0.2%
China - 0.1%			165,581	0.1%
Finland - 0.0%			24,719	0.0%
France - 1.3%
Valeo 1.000%, 08/03/2028	EUR	700,000	571,077	0.3%
OTHER SECURITIES			1,623,693	1.0%
			2,194,770
Germany - 0.5%			832,318	0.5%
Indonesia - 0.1%			183,500	0.1%
Italy - 0.3%
Assicurazioni Generali SpA 2.429%, 07/14/2031		600,000	491,067	0.3%
			491,067
Japan - 0.2%			322,310	0.2%
Luxembourg - 0.2%			381,835	0.2%
Macau - 0.2%			326,480	0.2%
Malta - 0.1%			146,138	0.1%
Mexico - 0.1%			231,976	0.1%
Netherlands - 1.2%
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030		675,000	561,131	0.3%
OTHER SECURITIES			1,386,914	0.9%
			1,948,045
Norway - 0.1%			218,764	0.1%
Spain - 0.2%			310,166	0.2%
Switzerland - 0.1%			221,210	0.1%
United Arab Emirates - 0.1%			161,597	0.1%

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
United Kingdom - 0.7%		$1,143,471	0.7%
United States - 15.0%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (E)	$675,000	583,875	0.3%
FirstCash, Inc. 4.625%, 09/01/2028 (E)	616,000	531,978	0.3%
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/2031 (E)	690,000	528,333	0.3%
Reynolds American, Inc. 5.850%, 08/15/2045	580,000	486,674	0.3%
OTHER SECURITIES		23,393,966	13.8%
		25,524,826
TOTAL CORPORATE BONDS (Cost $43,138,965)		$36,134,421
CONVERTIBLE BONDS - 2.0%
China - 0.3%		551,228	0.3%
Israel - 0.0%		24,040	0.0%
Italy - 0.1%		83,311	0.1%
Luxembourg - 0.1%		199,305	0.1%
Singapore - 0.2%		270,100	0.2%
United Kingdom - 0.2%		414,760	0.2%
United States - 1.1%		1,947,217	1.1%
TOTAL CONVERTIBLE BONDS (Cost $4,602,090)		$3,489,961
MUNICIPAL BONDS - 3.8%
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	484,370	0.3%
OTHER SECURITIES		5,978,063	3.5%
TOTAL MUNICIPAL BONDS (Cost $7,352,366)		$6,462,433
TERM LOANS (F) - 6.2%
France - 0.1%		129,071	0.1%
Luxembourg - 0.2%		384,501	0.2%
Netherlands - 0.1%		263,308	0.1%
Sweden - 0.1%		146,761	0.1%
United Kingdom - 0.1%		171,890	0.1%
United States - 5.6%		9,465,949	5.6%
TOTAL TERM LOANS (Cost $11,337,855)		$10,561,480
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Cayman Islands - 0.1%		96,359	0.1%
United States - 6.1%
Federal Home Loan Mortgage Corp. Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%), 6.176%, 03/25/2042 (E)(G)	560,000	521,054	0.3%
OTHER SECURITIES		9,939,301	5.8%
		10,460,355
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,000,558)		$10,556,714
ASSET BACKED SECURITIES - 5.9%
Cayman Islands - 3.1%		5,230,252	3.1%
Jersey, Channel Islands - 0.1%		230,866	0.1%
United States - 2.7%		4,566,867	2.7%
TOTAL ASSET BACKED SECURITIES (Cost $10,760,740)		$10,027,985
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 0.1%
United States - 0.1%		62,084	0.1%
TOTAL PREFERRED SECURITIES (Cost $64,958)		$62,084
EXCHANGE-TRADED FUNDS - 4.6%
United States - 4.6%
iShares JP Morgan USD Emerging Markets Bond ETF	86,500	$7,380,180	4.3%
SPDR Bloomberg Convertible Securities ETF (H)	7,600	490,656	0.3%
		7,870,836
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,332,632)		$7,870,836
SHORT-TERM INVESTMENTS - 5.7%
Short-term funds - 5.7%
John Hancock Collateral Trust, 1.4215% (I)(J)	40,115	401,009	0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (I)	9,284,646	9,284,646	5.5%
		9,685,655
TOTAL SHORT-TERM INVESTMENTS (Cost $9,685,729)		$9,685,655
Total Investments (Opportunistic Fixed Income Trust) (Cost $212,117,541) - 103.0%		$175,073,108	103.0%
Other assets and liabilities, net - (3.0)%		(5,152,661)	(3.0%)
TOTAL NET ASSETS - 100.0%		$169,920,447	100.0%
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
ZAR	South African Rand
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
CPI	Consumer Price Index
GO	General Obligation
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Non-income producing security.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,997,003 or 23.5% of the fund's net assets as of 6-30-22.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Opportunistic Fixed Income Trust (continued)
(H)	All or a portion of this security is on loan as of 6-30-22.
(I)	The rate shown is the annualized seven-day yield as of 6-30-22.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	46	Long	Sep 2022	$3,699,936	$3,792,678	$92,742
10-Year U.S. Treasury Note Futures	104	Long	Sep 2022	12,234,206	12,327,250	93,044
5-Year U.S. Treasury Note Futures	73	Long	Sep 2022	8,225,021	8,194,250	(30,771)
Euro SCHATZ Futures	1	Long	Sep 2022	114,574	114,379	(195)
Ultra U.S. Treasury Bond Futures	27	Long	Sep 2022	4,192,307	4,167,281	(25,026)
Ultra U.S. Treasury Bond Futures	2	Long	Sep 2022	255,919	254,750	(1,169)
10-Year Japan Government Bond Future	7	Short	Sep 2022	(7,667,888)	(7,667,084)	804
2-Year U.S. Treasury Note Futures	12	Short	Sep 2022	(2,535,297)	(2,520,188)	15,109
Euro-Buxl Futures	20	Short	Sep 2022	(3,596,113)	(3,428,054)	168,059
German Euro BOBL Futures	18	Short	Sep 2022	(2,346,454)	(2,342,608)	3,846
German Euro BUND Futures	38	Short	Sep 2022	(6,000,977)	(5,924,732)	76,245
U.S. Treasury Long Bond Futures	79	Short	Sep 2022	(11,086,222)	(10,951,375)	134,847
						$527,535

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,112,000	USD	1,461,844	BARC	7/29/2022	—	$(3,791)
BRL	62,099,000	USD	12,072,032	CITI	7/5/2022	—	(206,246)
BRL	5,340,000	USD	1,043,376	JPM	7/5/2022	—	(23,017)
BRL	14,205,000	USD	2,690,851	CITI	8/2/2022	$162	—
CAD	930,000	USD	722,046	JPM	7/29/2022	440	—
CHF	143,000	USD	149,082	BOA	7/29/2022	931	—
CLP	333,955,000	USD	369,992	SSB	7/29/2022	—	(8,022)
COP	11,116,650,000	USD	2,696,187	CITI	7/29/2022	—	(30,273)
EUR	62,000	USD	65,822	BOA	7/29/2022	—	(747)
EUR	134,000	USD	140,691	BARC	7/29/2022	—	(45)
EUR	448,000	USD	471,892	JPM	7/29/2022	—	(1,673)
EUR	89,000	USD	93,136	MSI	7/29/2022	278	—
GBP	2,252,000	USD	2,745,912	JPM	7/29/2022	—	(3,445)
HUF	1,038,311,000	USD	2,731,176	BOA	7/29/2022	2,695	—
IDR	40,712,240,000	USD	2,737,601	CITI	7/29/2022	—	(16,225)
JPY	1,207,033,000	USD	8,988,759	JPM	7/29/2022	—	(79,951)
MXN	55,236,000	USD	2,762,532	CITI	7/29/2022	—	(27,694)
MXN	16,688,000	USD	824,805	GSI	7/29/2022	1,449	—
NOK	21,520,000	USD	2,168,923	JPM	7/29/2022	16,865	—
NZD	2,245,000	USD	1,414,643	JPM	7/29/2022	—	(12,778)
PHP	59,238,000	USD	1,083,655	CITI	7/29/2022	—	(8,115)
PLN	8,452,000	USD	1,884,294	BARC	7/29/2022	—	(4,740)
SEK	37,938,000	USD	3,730,952	JPM	7/29/2022	—	(19,381)
THB	39,960,000	USD	1,132,011	JPM	7/27/2022	—	(840)
TRY	11,739,000	USD	653,528	GSI	7/29/2022	38,335	—
USD	3,144,487	AUD	4,543,000	BARC	7/29/2022	8,154	—
USD	12,632,603	BRL	62,099,000	CITI	7/5/2022	766,812	—
USD	1,019,473	BRL	5,340,000	JPM	7/5/2022	—	(886)
USD	8,226,747	BRL	43,429,000	CITI	8/2/2022	—	(497)
USD	4,832,271	CAD	6,224,000	JPM	7/29/2022	—	(2,942)
USD	2,329,535	CLP	2,114,286,000	CITI	7/29/2022	37,885	—
USD	153,503	CLP	141,376,000	GSI	7/29/2022	267	—
The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,715,191	CZK	64,252,000	CITI	7/29/2022	$2,057	—
USD	279,609	EUR	264,000	BOA	7/29/2022	2,516	—
USD	20,121,652	EUR	19,101,154	JPM	7/29/2022	73,157	—
USD	708,426	GBP	581,000	JPM	7/29/2022	889	—
USD	258,405	HKD	2,026,000	GSI	7/29/2022	23	—
USD	1,819,319	IDR	27,056,000,000	CITI	7/29/2022	10,783	—
USD	2,750,229	INR	215,893,000	MSI	7/29/2022	22,807	—
USD	5,802,409	JPY	779,162,000	JPM	7/29/2022	51,610	—
USD	14,407,964	KRW	18,795,895,000	MSI	7/29/2022	—	$(179,896)
USD	2,370,528	MXN	47,398,000	CITI	7/29/2022	23,764	—
USD	2,507,465	NOK	24,879,000	JPM	7/29/2022	—	(19,497)
USD	8,277,397	NZD	13,136,000	JPM	7/29/2022	74,768	—
USD	1,974,382	PEN	7,445,000	SSB	7/27/2022	34,462	—
USD	2,675,998	SGD	3,722,000	BARC	7/29/2022	—	(3,093)
USD	90,021	TRY	1,617,000	GSI	7/29/2022	—	(5,280)
USD	2,249,835	ZAR	36,068,000	MSI	7/29/2022	38,287	—
						$1,209,396	$(659,074)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	$(151,754)	$(151,754)
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(151,154)	(151,154)
Centrally cleared	2,935,000	CAD	CAD CDOR	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(181,313)	(181,313)
Centrally cleared	2,415,000	CAD	CAD CDOR	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(150,486)	(150,486)
Centrally cleared	7,990,000	CAD	CAD CORRA Compounded OIS	Fixed 1.530%	Semi-Annual	Semi-Annual	Dec 2026	—	(390,195)	(390,195)
Centrally cleared	52,320,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$2,487	(118,398)	(115,911)
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(18,860)	(258,613)	(277,473)
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	6,402	(203,121)	(196,719)
Centrally cleared	783,430,000	HUF	HUF BUBOR Reuters	Fixed 5.130%	Annual	Semi-Annual	Mar 2027	1,312	(273,052)	(271,740)
Centrally cleared	1,433,300,000	HUF	HUF BUBOR Reuters	Fixed 5.000%	Annual	Semi-Annual	Mar 2027	8,392	(524,120)	(515,728)
Centrally cleared	64,529,200	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	22,318	(371,704)	(349,386)
Centrally cleared	66,070,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(1,092)	(402,431)	(403,523)
Centrally cleared	6,650,000	CAD	CAD CDOR	Fixed 3.389%	Semi-Annual	Semi-Annual	Sep 2037	—	(115,527)	(115,527)
Centrally cleared	200,000	GBP	Fixed 1.382%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2052	—	41,243	41,243
Centrally cleared	270,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(15,823)	128,274	112,451
								$5,136	$(3,122,351)	$(3,117,215)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	2,050,000	USD	$2,050,000	1.000%	Quarterly	Dec 2026	$111,993	$27,545	$139,538
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(163,403)	24,801	(138,602)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(172,958)	(30,850)	(203,808)
MSI	CMBX.NA.BBB-.12	250,000	USD	250,000	3.000%	Monthly	Aug 2061	16,753	27,262	44,015
MSI	CMBX.NA.BBB-.13	60,000	USD	60,000	3.000%	Monthly	Dec 2072	3,504	8,514	12,018
				$21,560,000				$(204,111)	$57,272	$(146,839)
The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.11	6.953%	210,000	USD	$210,000	3.000%	Monthly	Nov 2054	$(26,548)	$(6,733)	$(33,281)
GSI	CMBX.NA.BBB-.12	6.852%	210,000	USD	210,000	3.000%	Monthly	Aug 2061	(26,847)	(10,126)	(36,973)
GSI	CMBX.NA.BBB-.12	6.852%	210,000	USD	210,000	3.000%	Monthly	Aug 2061	(29,741)	(7,232)	(36,973)
					$630,000				$(83,136)	$(24,091)	$(107,227)
Centrally cleared	CDX.NA.HY.38	5.749%	8,339,521	USD	8,339,521	5.000%	Quarterly	Jun 2027	18,590	(248,275)	(229,685)
Centrally cleared	iTraxx Europe Series 37 Version 1	1.185%	4,215,000	EUR	4,431,573	1.000%	Quarterly	Jun 2027	2,246	(38,921)	(36,675)
Centrally cleared	iTraxx Europe Series 37 Version 1	5.805%	1,590,000	EUR	1,677,107	5.000%	Quarterly	Jun 2027	(5,275)	(44,233)	(49,508)
					$14,448,201				$15,561	$(331,429)	$(315,868)
					$15,078,201				$(67,575)	$(355,520)	$(423,095)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,385,000	Mar 2023	GSI	—	$64,818	$64,818
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	5,100,000	Mar 2023	GSI	—	(80,135)	(80,135)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,620,000	Mar 2023	MSI	—	322,219	322,219
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,660,000	Mar 2023	MSI	—	285,636	285,636
Receive	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,365,000	Mar 2023	MSI	—	(29,826)	(29,826)
								—	$562,712	$562,712

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$(9,199)	$(9,199)
BARC	2,990,000	USD	2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	—	—
BOA	640,000	USD	640,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	158,933	158,933
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	7,749	7,749
JPM	2,330,000	USD	2,330,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(55,868)	526,246	470,378
			$9,710,000						$(55,868)	$683,729	$627,861
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 37.1%
U.S. Treasury Bonds - 10.5%
2.250%, 02/15/2052	$515,145,000	$423,948,226	6.6%
2.500%, 02/15/2045	83,239,000	70,597,077	1.1%
2.875%, 05/15/2052	67,168,000	63,442,275	1.0%
3.000%, 02/15/2047	37,979,000	35,464,375	0.5%
3.250%, 05/15/2042	82,802,000	80,809,577	1.3%
		674,261,530
U.S. Treasury Notes - 4.2%
2.875%, 05/15/2032	270,428,000	267,385,685	4.1%
OTHER SECURITIES		4,322,699	0.1%
		271,708,384
Federal Home Loan Mortgage Corp. - 5.4%
2.000%, 11/01/2051 to 03/01/2052	91,949,498	80,107,447	1.3%
2.500%, 08/01/2050 to 12/01/2051	99,359,689	90,252,439	1.4%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
3.000%, 03/01/2043 to 12/01/2049	$101,531,555	$96,137,400	1.5%
3.500%, 04/01/2044 to 03/01/2052	69,467,784	68,053,695	1.0%
OTHER SECURITIES		14,184,502	0.2%
		348,735,483
Federal National Mortgage Association - 17.0%
2.000%, 09/01/2050 to 02/01/2052	85,078,293	74,339,197	1.2%
2.500%, 09/01/2050 to 03/01/2052	234,689,099	212,277,366	3.2%
3.000%, 01/01/2043 to 02/01/2052	202,041,283	190,511,046	2.9%
3.500%, 06/01/2042 to 04/01/2052	173,923,434	170,046,336	2.7%
4.000%, 09/01/2040 to 04/01/2052	159,901,820	161,287,256	2.7%

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.000%, TBA (A)	$218,902,000	$215,789,389	3.3%
4.500%, 12/01/2040 to 05/01/2042	34,866,064	36,063,665	0.5%
4.500%, TBA (A)	34,822,000	34,949,866	0.5%
		1,095,264,121
Government National Mortgage Association - 0.0%		2,823,911	0.0%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,545,000,082)		$2,392,793,429
FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Qatar - 0.1%		8,801,789	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,410,000)		$8,801,789
CORPORATE BONDS - 34.7%
Communication services - 2.8%
Charter Communications Operating LLC 5.750%, 04/01/2048	16,696,000	14,965,538	0.2%
Verizon Communications, Inc. 4.329%, 09/21/2028	17,379,000	17,284,357	0.3%
OTHER SECURITIES		149,561,977	2.3%
		181,811,872
Consumer discretionary - 3.1%
Dollar Tree, Inc. 4.200%, 05/15/2028	16,502,000	16,029,434	0.3%
Expedia Group, Inc. 3.800%, 02/15/2028	16,524,000	15,059,280	0.2%
General Motors Financial Company, Inc. 3.600%, 06/21/2030	20,346,000	17,579,202	0.3%
OTHER SECURITIES		148,225,614	2.3%
		196,893,530
Consumer staples - 0.6%		38,910,447	0.6%
Energy - 2.9%
Energy Transfer LP 5.250%, 04/15/2029	17,785,000	17,615,270	0.3%
OTHER SECURITIES		171,441,031	2.6%
		189,056,301
Financials - 10.8%
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	19,364,000	16,256,424	0.2%
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	17,187,000	16,513,492	0.3%
Citigroup, Inc. 4.600%, 03/09/2026	17,394,000	17,415,991	0.3%
Lloyds Banking Group PLC 4.450%, 05/08/2025	19,070,000	19,086,612	0.3%
Santander Holdings USA, Inc. 3.244%, 10/05/2026	16,909,000	15,856,864	0.2%
Santander Holdings USA, Inc. 3.450%, 06/02/2025	15,455,000	14,861,689	0.2%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	$19,136,000	$18,498,753	0.3%
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	23,362,000	19,395,955	0.3%
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	19,183,000	17,178,931	0.3%
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (B)	22,240,000	21,681,776	0.3%
OTHER SECURITIES		519,019,988	8.1%
		695,766,475
Health care - 1.9%
AbbVie, Inc. 3.200%, 11/21/2029	25,645,000	23,591,885	0.4%
OTHER SECURITIES		97,665,909	1.5%
		121,257,794
Industrials - 4.6%
AerCap Ireland Capital DAC 2.450%, 10/29/2026	22,170,000	19,304,812	0.3%
The Boeing Company 5.150%, 05/01/2030	17,787,000	17,073,351	0.3%
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	15,933,326	15,659,273	0.2%
OTHER SECURITIES		244,466,642	3.8%
		296,504,078
Information technology - 4.0%
Broadcom, Inc. 4.750%, 04/15/2029	28,091,000	27,218,396	0.4%
Micron Technology, Inc. 4.185%, 02/15/2027	14,953,000	14,594,608	0.2%
Micron Technology, Inc. 5.327%, 02/06/2029	19,168,000	19,064,723	0.3%
Oracle Corp. 2.950%, 04/01/2030	18,106,000	15,462,484	0.2%
OTHER SECURITIES		184,531,208	2.9%
		260,871,419
Materials - 0.6%		36,335,389	0.6%
Real estate - 2.2%
Host Hotels & Resorts LP 3.875%, 04/01/2024	17,397,000	17,185,300	0.3%
OTHER SECURITIES		125,766,299	1.9%
		142,951,599
Utilities - 1.2%		77,931,311	1.2%
TOTAL CORPORATE BONDS (Cost $2,528,759,185)		$2,238,290,215
MUNICIPAL BONDS - 1.0%		66,218,099	1.0%
TOTAL MUNICIPAL BONDS (Cost $79,794,259)		$66,218,099

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.7%
Commercial and residential - 8.4%
BPR Trust Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%), 3.177%, 04/15/2037 (C)(D)	$16,875,000	$16,529,790	0.3%
BXHPP Trust Series 2021-FILM, Class C (1 month LIBOR + 1.100%), 2.424%, 08/15/2036 (C)(D)	17,743,000	16,493,724	0.3%
Life Mortgage Trust Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 2.574%, 05/15/2039 (C)(D)	16,812,000	16,391,497	0.3%
SMRT Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%), 2.279%, 01/15/2039 (C)(D)	16,836,000	16,183,081	0.2%
OTHER SECURITIES		477,121,017	7.3%
		542,719,109
Federal Home Loan Mortgage Corp. - 0.9%		59,171,887	0.9%
Federal National Mortgage Association - 0.3%		14,266,586	0.3%
Government National Mortgage Association - 1.1%		70,390,857	1.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $792,791,680)		$686,548,439
ASSET BACKED SECURITIES - 14.6%
Progress Residential Trust Series 2021-SFR2, Class A, 1.546%, 04/19/2038 (C)	19,375,000	17,510,294	0.3%
OTHER SECURITIES		925,647,426	14.3%
TOTAL ASSET BACKED SECURITIES (Cost $1,024,584,259)		$943,157,720
PREFERRED SECURITIES - 0.1%
Utilities - 0.1%		5,990,273	0.1%
TOTAL PREFERRED SECURITIES (Cost $5,881,688)		$5,990,273
SHORT-TERM INVESTMENTS - 4.8%
U.S. Government Agency - 1.0%
Federal Agricultural Mortgage Corp. Discount Note, 1.000%, 07/01/2022 *	29,074,000	29,074,000	0.5%
Federal Home Loan Bank Discount Note, 1.000%, 07/01/2022 *	31,332,000	31,332,000	0.5%
		60,406,000
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 3.8%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 1.440% to be repurchased at $60,393,416 on 7-1-22, collateralized by $68,900,800 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $61,598,900)	$60,391,000	$60,391,000	0.9%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $186,578,244 on 7-1-22, collateralized by $190,517,000 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $190,308,574)	186,577,000	186,577,000	2.9%
		246,968,000
TOTAL SHORT-TERM INVESTMENTS (Cost $307,374,000)		$307,374,000
Total Investments (Select Bond Trust) (Cost $7,292,595,153) - 103.1%		$6,649,173,964	103.1%
Other assets and liabilities, net - (3.1)%		(197,433,992)	(3.1%)
TOTAL NET ASSETS - 100.0%		$6,451,739,972	100.0%
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,933,347,174 or 30.0% of the fund's net assets as of 6-30-22.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	84	Long	Sep 2022	$11,647,295	$11,644,500	$(2,795)
						$(2,795)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Short Term Government Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 94.2%
U.S. Treasury Notes - 22.8%
0.125%, 05/15/2023	$2,750,000	$2,684,902	1.6%
0.875%, 06/30/2026	1,800,000	1,652,414	1.0%
1.125%, 10/31/2026	2,500,000	2,304,395	1.3%
2.000%, 05/31/2024	4,500,000	4,418,613	2.6%
2.125%, 03/31/2024	2,700,000	2,660,238	1.6%
2.625%, 06/30/2023 to 04/15/2025	7,485,000	7,448,711	4.4%
2.750%, 07/31/2023	3,215,000	3,207,339	1.9%
2.875%, 11/30/2023	13,345,000	13,327,796	7.9%
OTHER SECURITIES		906,875	0.5%
		38,611,283
Federal Farm Credit Bank - 10.9%
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,121,935	5.4%
0.680%, 01/13/2027	6,000,000	5,399,930	3.2%
1.600%, 12/14/2026	2,000,000	1,875,504	1.1%
3.370%, 12/08/2025	2,000,000	1,989,810	1.2%
		18,387,179
Federal Home Loan Bank - 32.0%
0.625%, 11/27/2024	2,000,000	1,881,446	1.1%
0.650%, 02/26/2026	6,000,000	5,469,774	3.2%
0.700%, 01/28/2026	7,000,000	6,445,336	3.8%
0.850%, 10/28/2024	4,000,000	3,803,779	2.3%
0.900%, 02/26/2027	2,000,000	1,794,644	1.1%
1.000%, 11/08/2024 to 03/23/2026	3,950,000	3,658,160	2.1%
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,764,242	1.6%
1.200%, 12/27/2024	5,000,000	4,804,766	2.9%
1.500%, 08/15/2024 to 02/18/2025	5,770,000	5,557,119	3.3%
1.610%, 12/30/2026	2,500,000	2,357,793	1.4%
2.750%, 03/25/2027	2,600,000	2,529,578	1.5%
2.875%, 09/13/2024	5,500,000	5,477,222	3.2%
3.250%, 06/09/2025	2,415,000	2,393,636	1.4%
3.500%, 05/19/2025	4,000,000	3,982,943	2.4%
4.000%, 05/26/2027	1,115,000	1,113,363	0.7%
		54,033,801
Federal Home Loan Mortgage Corp. - 13.8%
0.375%, 09/23/2025	3,060,000	2,806,921	1.7%
0.640%, 11/24/2025	2,000,000	1,841,784	1.1%
0.650%, 10/22/2025	2,000,000	1,841,563	1.1%
0.700%, 12/23/2025	2,000,000	1,831,586	1.1%
0.800%, 10/27/2026	2,000,000	1,808,669	1.1%
1.500%, 02/12/2025	6,000,000	5,767,483	3.4%
2.500%, 09/01/2034	1,820,827	1,751,607	1.0%
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
3.000%, 07/01/2030 to 12/01/2032	$2,206,010	$2,183,929	1.3%
3.500%, 04/01/2032	941,742	941,556	0.5%
4.000%, 07/22/2024 (A)	2,200,000	2,201,880	1.3%
OTHER SECURITIES		350,610	0.2%
		23,327,588
Federal National Mortgage Association - 14.7%
0.375%, 08/25/2025	5,000,000	4,592,120	2.7%
0.625%, 04/22/2025	4,000,000	3,740,414	2.2%
0.650%, 12/17/2025	2,000,000	1,841,258	1.1%
2.500%, 10/01/2027 to 09/01/2034	2,233,611	2,153,469	1.3%
2.875%, 09/12/2023	2,755,000	2,754,750	1.6%
3.000%, 03/01/2028 to 09/01/2034	5,876,004	5,817,288	3.5%
3.500%, 07/01/2031 to 06/01/2034	3,715,855	3,718,019	2.1%
OTHER SECURITIES		290,687	0.2%
		24,908,005
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $167,241,916)		$159,267,856
MUNICIPAL BONDS - 4.6%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	1,003,485	0.6%
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	968,113	0.6%
City of New York, GO 3.250%, 03/01/2024	1,000,000	998,086	0.6%
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	960,937	0.6%
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	995,059	0.6%
State of California, GO 2.375%, 10/01/2026	1,000,000	956,326	0.6%
OTHER SECURITIES		1,869,950	1.0%
TOTAL MUNICIPAL BONDS (Cost $8,149,595)		$7,751,956
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corp. - 0.2%		250,747	0.2%
Government National Mortgage Association - 0.6%		1,086,454	0.6%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,222,260)		$1,337,201

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 1.4%
Repurchase agreement - 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $2,447,016 on 7-1-22, collateralized by $2,498,700 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $2,495,966)	$2,447,000	$2,447,000	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,447,000)		$2,447,000
Total Investments (Short Term Government Income Trust) (Cost $181,060,771) - 101.0%		$170,804,013	101.0%
Other assets and liabilities, net - (1.0)%		(1,720,930)	(1.0%)
TOTAL NET ASSETS - 100.0%		$169,083,083	100.0%
Security Abbreviations and Legend
GO	General Obligation
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Treasury Bonds - 3.0%
2.375%, 02/15/2042		$4,210,000	$3,569,948	0.9%
3.000%, 02/15/2049		5,975,000	5,693,747	1.5%
OTHER SECURITIES			2,285,812	0.6%
			11,549,507
U.S. Treasury Notes - 4.2%
1.500%, 01/31/2027		4,680,000	4,369,584	1.1%
1.875%, 02/15/2032		2,374,000	2,150,696	0.6%
2.250%, 03/31/2024		2,785,000	2,749,970	0.7%
2.875%, 05/15/2032		2,045,000	2,021,994	0.5%
OTHER SECURITIES			5,099,544	1.3%
			16,391,788
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $29,339,289)			$27,941,295
FOREIGN GOVERNMENT OBLIGATIONS - 21.5%
Australia - 1.1%			4,262,929	1.1%
Austria - 0.2%			738,008	0.2%
Brazil - 0.7%
Federative Republic of Brazil 10.000% 01/01/2023 to 01/01/2025	BRL	14,010,000	2,529,326	0.7%
Canada - 2.7%
Province of Ontario 1.350%, 12/02/2030	CAD	5,160,000	3,270,379	0.8%
OTHER SECURITIES			7,338,904	1.9%
			10,609,283
China - 1.2%
People's Republic of China 1.990%, 04/09/2025	CNY	12,420,000	1,831,093	0.5%
People's Republic of China 2.880%, 11/05/2023		14,670,000	2,212,757	0.6%
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
China (continued)
OTHER SECURITIES			$632,495	0.1%
			4,676,345
Colombia - 1.0%			3,879,422	1.0%
Greece - 0.6%			2,468,769	0.6%
India - 0.2%			980,941	0.2%
Indonesia - 3.0%
Republic of Indonesia 6.375%, 04/15/2032	IDR	30,847,000,000	1,944,253	0.5%
Republic of Indonesia 6.500%, 06/15/2025		27,798,000,000	1,913,512	0.5%
OTHER SECURITIES			7,662,637	2.0%
			11,520,402
Ireland - 0.1%			319,574	0.1%
Italy - 0.6%
Republic of Italy 1.850%, 07/01/2025 (A)	EUR	1,710,000	1,788,118	0.4%
OTHER SECURITIES			661,263	0.2%
			2,449,381
Japan - 1.1%
Government of Japan 0.100%, 06/20/2025	JPY	447,900,000	3,316,797	0.9%
OTHER SECURITIES			788,722	0.2%
			4,105,519
Malaysia - 1.2%			4,465,251	1.2%
Mexico - 1.3%
Government of Mexico 7.500%, 06/03/2027	MXN	44,140,000	2,051,233	0.5%
Government of Mexico 7.750%, 05/29/2031		32,570,000	1,489,738	0.4%
OTHER SECURITIES			1,692,108	0.4%
			5,233,079
Netherlands - 0.3%			1,007,577	0.3%
New Zealand - 1.5%
Government of New Zealand 0.500% 05/15/2024 to 05/15/2026	NZD	6,945,000	4,010,008	1.0%
OTHER SECURITIES			1,625,698	0.5%
			5,635,706
Norway - 1.4%
Kingdom of Norway 1.750% 03/13/2025 to 02/17/2027 (A)	NOK	15,620,000	1,524,575	0.4%
Kingdom of Norway 2.000%, 05/24/2023 (A)		19,400,000	1,962,530	0.5%
OTHER SECURITIES			2,028,123	0.5%
			5,515,228
Philippines - 0.5%			2,132,355	0.5%
Portugal - 0.6%
Republic of Portugal 0.475%, 10/18/2030 (A)	EUR	1,905,000	1,740,826	0.5%
OTHER SECURITIES			432,853	0.1%
			2,173,679
Qatar - 0.3%			1,192,043	0.3%
Singapore - 0.3%			1,074,556	0.3%
Spain - 0.5%			1,767,155	0.5%
Sweden - 0.3%			997,400	0.3%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates - 0.4%			$1,504,102	0.4%
United Kingdom - 0.4%			1,655,000	0.4%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $95,953,984)			$82,893,030
CORPORATE BONDS - 46.4%
Communication services - 5.5%
News Corp. 3.875%, 05/15/2029 (A)		$1,685,000	1,454,940	0.4%
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,481,511	0.4%
OTHER SECURITIES			18,486,476	4.7%
			21,422,927
Consumer discretionary - 4.6%
New Red Finance, Inc. 4.000%, 10/15/2030 (A)		2,124,000	1,704,510	0.4%
Yum! Brands, Inc. 3.625%, 03/15/2031		1,795,000	1,507,800	0.4%
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)		1,773,000	1,608,998	0.4%
OTHER SECURITIES			13,006,193	3.4%
			17,827,501
Consumer staples - 3.2%
Kraft Heinz Foods Company 4.250%, 03/01/2031		1,525,000	1,450,125	0.4%
OTHER SECURITIES			10,825,367	2.8%
			12,275,492
Energy - 6.0%
Cenovus Energy, Inc. 6.750%, 11/15/2039		1,806,000	1,926,300	0.5%
EQT Corp. 3.625%, 05/15/2031 (A)(B)		2,235,000	1,931,174	0.5%
OTHER SECURITIES			19,386,095	5.0%
			23,243,569
Financials - 10.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,010,250	0.5%
MSCI, Inc. 3.625%, 09/01/2030 to 11/01/2031 (A)		2,374,000	1,970,266	0.5%
Popular, Inc. 6.125%, 09/14/2023		1,625,000	1,636,952	0.4%
U.S. Bancorp 0.850%, 06/07/2024	EUR	2,560,000	2,603,222	0.7%
OTHER SECURITIES			32,935,751	8.6%
			41,156,441
Health care - 3.8%
Centene Corp. 3.000%, 10/15/2030		$1,795,000	1,487,606	0.4%
Centene Corp. 3.375%, 02/15/2030		1,765,000	1,496,808	0.4%
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,500,194	0.4%
HCA, Inc. 3.500%, 09/01/2030		$3,693,000	3,141,672	0.8%
OTHER SECURITIES			6,843,990	1.8%
			14,470,270
Industrials - 3.9%
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		3,217,000	3,038,708	0.8%
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company 5.150%, 05/01/2030	$2,425,000	$2,327,704	0.6%
OTHER SECURITIES		9,592,858	2.5%
		14,959,270
Information technology - 1.1%		4,347,774	1.1%
Materials - 4.0%
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,905,000	1,762,220	0.5%
OTHER SECURITIES		13,646,668	3.5%
		15,408,888
Real estate - 1.4%
SBA Communications Corp. 3.875%, 02/15/2027	1,900,000	1,734,301	0.4%
OTHER SECURITIES		3,728,640	1.0%
		5,462,941
Utilities - 2.2%
FirstEnergy Corp. 7.375%, 11/15/2031	1,355,000	1,520,988	0.4%
OTHER SECURITIES		6,955,999	1.8%
		8,476,987
TOTAL CORPORATE BONDS (Cost $210,288,580)		$179,052,060
CONVERTIBLE BONDS - 1.8%
Communication services - 0.6%		2,460,183	0.6%
Consumer discretionary - 0.2%		694,866	0.2%
Industrials - 1.0%
American Airlines Group, Inc. 6.500%, 07/01/2025	1,395,000	1,465,699	0.4%
OTHER SECURITIES		2,375,994	0.6%
		3,841,693
TOTAL CONVERTIBLE BONDS (Cost $8,130,034)		$6,996,742
CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%		432,394	0.1%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $554,594)		$432,394
TERM LOANS (C) - 10.2%
Communication services - 1.0%		3,837,396	1.0%
Consumer discretionary - 3.3%
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 3.416%, 03/11/2025	1,722,000	1,649,246	0.4%
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%) 3.345%, 03/15/2028	1,665,917	1,640,928	0.4%
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 3.416%, 11/19/2026	2,291,883	2,183,591	0.6%
OTHER SECURITIES		7,432,566	1.9%
		12,906,331
Energy - 0.4%
Pilot Travel Centers LLC, 2021 Term Loan B (1 month SOFR + 2.000%) 3.625%, 08/04/2028	1,558,225	1,490,053	0.4%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Financials - 0.3%		$982,574	0.3%
Health care - 1.8%		7,074,570	1.8%
Industrials - 2.8%
United Airlines, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 5.392%, 04/21/2028	$1,557,268	1,443,400	0.4%
OTHER SECURITIES		9,279,695	2.4%
		10,723,095
Information technology - 0.3%		1,209,277	0.3%
Materials - 0.3%		1,300,054	0.3%
TOTAL TERM LOANS (Cost $41,766,557)		$39,523,350
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Commercial and residential - 2.3%
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%), 2.244%, 10/15/2036 (A)(D)	1,544,846	1,517,644	0.4%
OTHER SECURITIES		7,251,864	1.9%
		8,769,508
Federal Home Loan Mortgage Corp. - 0.8%		3,079,039	0.8%
Federal National Mortgage Association - 0.5%		2,064,980	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,129,358)		$13,913,527
ASSET BACKED SECURITIES - 1.1%
Taco Bell Funding LLC Series 2016-1A, Class A23, 4.970%, 05/25/2046 (A)	1,482,000	1,472,398	0.4%
OTHER SECURITIES		2,612,078	0.7%
TOTAL ASSET BACKED SECURITIES (Cost $4,189,403)		$4,084,476
COMMON STOCKS - 1.6%
Communication services - 0.0%		0	0.0%
Consumer discretionary - 0.1%		600,137	0.1%
Financials - 0.7%		2,739,756	0.7%
Industrials - 0.3%		1,308,104	0.3%
Real estate - 0.2%		618,163	0.2%
Utilities - 0.3%		1,098,376	0.3%
TOTAL COMMON STOCKS (Cost $9,332,000)		$6,364,536
PREFERRED SECURITIES - 3.2%
Communication services - 0.4%		1,621,284	0.4%
Financials - 0.7%		2,693,442	0.7%
Health care - 0.4%		1,601,825	0.4%
Information technology - 0.1%		192,936	0.1%
Utilities - 1.6%
NextEra Energy, Inc., 5.279%	58,050	2,882,183	0.8%
OTHER SECURITIES		3,290,198	0.8%
		6,172,381
TOTAL PREFERRED SECURITIES (Cost $13,331,465)		$12,281,868
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PURCHASED OPTIONS - 0.0%
Puts - 0.0%		$34,141	0.0%
TOTAL PURCHASED OPTIONS (Cost $48,304)		$34,141
SHORT-TERM INVESTMENTS - 4.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 1.4215% (E)(F)	593,144	5,929,303	1.5%
Repurchase agreement - 3.0%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $11,378,076 on 7-1-22, collateralized by $11,618,300 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $11,605,590)	$11,378,000	11,378,000	3.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $17,308,025)		$17,307,303
Total Investments (Strategic Income Opportunities Trust) (Cost $444,371,593) - 101.2%		$390,824,722	101.2%
Other assets and liabilities, net - (1.2)%		(4,504,459)	(1.2%)
TOTAL NET ASSETS - 100.0%		$386,320,263	100.0%
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $123,892,148 or 32.1% of the fund's net assets as of 6-30-22.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	7	Long	Sep 2022	$915,789	$903,165	$(12,624)
German Euro BUND Futures	11	Short	Sep 2022	(1,751,471)	(1,715,054)	36,417
U.S. Treasury Long Bond Futures	117	Short	Sep 2022	(16,359,315)	(16,219,125)	140,190
						$163,983

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,071,336	USD	749,635	JPM	9/21/2022	—	$(9,664)
AUD	3,571,119	USD	2,511,496	SSB	9/21/2022	—	(44,925)
BRL	5,193,263	USD	977,484	CITI	9/21/2022	—	(6,984)
BRL	2,798,568	USD	532,705	SSB	9/21/2022	—	(9,718)
CAD	4,779,163	USD	3,762,485	CIBC	9/21/2022	—	(49,108)
CAD	2,163,819	USD	1,710,221	JPM	9/21/2022	—	(28,948)
CAD	3,744,648	USD	2,906,667	MSCS	9/21/2022	$2,900	—
CAD	4,826,985	USD	3,755,944	SSB	9/21/2022	—	(5,409)
CAD	3,716,551	USD	2,906,667	UBS	9/21/2022	—	(18,932)
COP	4,155,731,244	USD	989,460	CITI	9/21/2022	—	(1,390)
EUR	254,480	USD	270,129	BMO	9/21/2022	—	(1,963)
EUR	3,502,474	USD	3,693,215	CIBC	9/21/2022	—	(2,371)
EUR	4,078,273	USD	4,318,598	CITI	9/21/2022	—	(20,986)
EUR	4,076,655	USD	4,340,441	GSI	9/21/2022	—	(44,534)
EUR	5,769,419	USD	6,119,305	HUS	9/21/2022	—	(39,594)
EUR	2,046,792	USD	2,159,920	JPM	9/21/2022	—	(3,047)
EUR	6,144,988	USD	6,552,781	MSCS	9/21/2022	—	(77,302)
EUR	10,236,518	USD	10,798,459	SSB	9/21/2022	—	(11,399)
EUR	8,021,059	USD	8,432,337	UBS	9/21/2022	20,112	—
GBP	159,314	USD	195,871	SSB	9/21/2022	—	(1,648)
JPY	141,813,042	USD	1,053,002	GSI	9/21/2022	—	(2,086)
JPY	335,105,621	USD	2,506,335	JPM	9/21/2022	—	(23,011)
MXN	11,328,662	USD	537,645	UBS	9/21/2022	17,658	—
NOK	1,459,750	SEK	1,493,175	MSCS	9/21/2022	2,017	—
NZD	1,609,339	AUD	1,454,200	CIBC	9/21/2022	—	(197)
NZD	1,608,636	AUD	1,454,200	CITI	9/21/2022	—	(635)
NZD	1,611,838	AUD	1,454,200	MSCS	9/21/2022	1,363	—
NZD	3,668,820	USD	2,308,093	BARC	9/21/2022	—	(18,768)
NZD	1,834,410	USD	1,149,488	CIBC	9/21/2022	—	(4,825)
NZD	3,299,148	USD	2,078,923	CITI	9/21/2022	—	(20,271)
NZD	3,668,820	USD	2,330,475	MSCS	9/21/2022	—	(41,150)
SEK	1,504,025	NOK	1,459,750	JPM	9/21/2022	—	(952)
USD	3,892,513	AUD	5,585,866	ANZ	9/21/2022	34,356	—
USD	1,285,431	AUD	1,786,392	CIBC	9/21/2022	51,570	—
USD	2,959,529	AUD	4,278,181	CITI	9/21/2022	4,591	—
USD	647,002	AUD	930,978	GSI	9/21/2022	3,975	—
USD	646,541	AUD	930,978	HUS	9/21/2022	3,515	—
USD	642,341	AUD	893,196	MSCS	9/21/2022	25,411	—
USD	6,295,567	AUD	8,784,252	SSB	9/21/2022	228,285	—
USD	4,811,730	BRL	24,088,965	CITI	9/21/2022	310,063	—
USD	1,368,176	CAD	1,721,870	CITI	9/21/2022	30,295	—
USD	4,873,773	CAD	6,164,615	HUS	9/21/2022	83,909	—
USD	1,453,333	CAD	1,864,001	JPM	9/21/2022	5,017	—
USD	4,610,220	CAD	5,895,239	RBC	9/21/2022	29,659	—
USD	2,906,667	CAD	3,751,632	SCB	9/21/2022	—	(8,326)
USD	510,625	COP	1,983,011,090	CITI	9/21/2022	39,143	—
USD	2,523,812	COP	9,757,546,905	SSB	9/21/2022	203,850	—
USD	5,390,799	EUR	5,104,877	BARC	9/21/2022	11,371	—
USD	8,694,124	EUR	8,173,878	CIBC	9/21/2022	80,637	—
USD	5,443,179	EUR	5,102,753	CITI	9/21/2022	65,989	—
USD	9,620,278	EUR	9,040,373	HUS	9/21/2022	93,693	—
USD	5,445,841	EUR	5,119,088	JPM	9/21/2022	51,438	—
The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	7,413,039	EUR	6,995,327	MSCS	9/21/2022	$41,488	—
USD	2,162,181	EUR	2,046,113	RBC	9/21/2022	6,023	—
USD	26,116,648	EUR	24,308,117	SSB	9/21/2022	501,188	—
USD	2,395,213	EUR	2,250,724	UBS	9/21/2022	23,440	—
USD	4,247,432	GBP	3,370,647	JPM	9/21/2022	138,204	—
USD	3,117,697	JPY	413,750,676	JPM	9/21/2022	51,568	—
USD	3,518,029	JPY	463,444,754	MSCS	9/21/2022	83,638	—
USD	4,614,677	MXN	92,300,452	UBS	9/21/2022	90,331	—
USD	1,165,908	NZD	1,830,168	ANZ	9/21/2022	23,893	—
USD	1,378,344	NZD	2,139,644	MSCS	9/21/2022	43,217	—
USD	573,748	NZD	891,518	SSB	9/21/2022	17,445	—
USD	5,001,502	NZD	7,748,572	UBS	9/21/2022	166,432	—
USD	1,945,251	SGD	2,698,174	ANZ	9/21/2022	2,220	—
USD	975,238	SGD	1,355,714	CIBC	9/21/2022	—	$(1,049)
USD	1,945,251	SGD	2,697,291	CITI	9/21/2022	2,856	—
USD	1,945,251	SGD	2,700,144	HUS	9/21/2022	801	—
USD	1,950,477	SGD	2,715,537	JPM	9/21/2022	—	(5,058)
USD	1,945,251	SGD	2,703,160	UBS	9/21/2022	—	(1,370)
						$2,593,561	$(505,620)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
Euro vs. U.S. Dollar	CITI	EUR	1.04	Sep 2022	6,575,000	$69,106	$(71,831)
						$69,106	$(71,831)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 68.1%
U.S. Treasury Bonds - 8.2%
1.250%, 05/15/2050	$8,000,000	$5,090,000	0.7%
2.000%, 11/15/2041 to 08/15/2051	19,000,000	14,833,750	1.9%
2.750%, 08/15/2047	3,000,000	2,682,656	0.3%
3.000%, 02/15/2047 to 02/15/2049	22,635,000	21,269,421	2.8%
4.250%, 05/15/2039 to 11/15/2040	4,610,000	5,256,583	0.7%
4.375%, 05/15/2041	1,830,000	2,095,993	0.3%
4.625%, 02/15/2040	5,000,000	5,950,000	0.8%
4.750%, 02/15/2041	2,000,000	2,408,594	0.3%
OTHER SECURITIES		3,039,590	0.4%
		62,626,587
U.S. Treasury Notes - 28.8%
0.125%, 10/31/2022 to 02/28/2023	12,500,000	12,376,026	1.6%
0.250%, 11/15/2023 to 10/31/2025	31,000,000	29,027,266	3.8%
0.375%, 09/15/2024 to 07/31/2027	9,000,000	8,215,860	1.1%
0.500%, 10/31/2027	12,000,000	10,484,063	1.4%
0.625%, 03/31/2027	6,000,000	5,356,172	0.7%
0.750%, 03/31/2026	4,000,000	3,673,906	0.5%
0.875%, 01/31/2024 to 09/30/2026	15,000,000	14,242,969	1.9%
1.125%, 01/15/2025	20,000,000	19,073,438	2.5%
1.250%, 08/31/2024	5,000,000	4,816,992	0.6%
1.375%, 08/31/2026 to 11/15/2031	8,000,000	7,274,883	0.9%
1.500%, 01/31/2027	30,000,000	28,010,156	3.7%
1.750%, 12/31/2024 to 01/31/2029	34,000,000	31,583,477	4.1%
2.125%, 05/31/2026	3,000,000	2,898,281	0.4%
2.250%, 11/15/2027	20,595,000	19,744,652	2.6%
2.375%, 05/15/2029	5,000,000	4,790,039	0.6%
2.625%, 02/28/2023	3,000,000	2,998,359	0.4%
2.750%, 04/30/2023	3,500,000	3,496,309	0.5%
2.875%, 11/30/2023 to 05/15/2028	9,300,000	9,217,355	1.2%
3.000%, 10/31/2025	2,000,000	1,996,719	0.3%
		219,276,922
Federal Home Loan Bank - 0.3%
5.500%, 07/15/2036	1,690,000	2,036,779	0.3%
		2,036,779
Federal Home Loan Mortgage Corp. - 4.7%
1.500%, 12/01/2036 to 03/01/2051	6,831,990	5,838,820	0.7%
2.500%, 04/01/2031 to 08/01/2050	4,273,346	3,909,353	0.5%
2.750%, 06/19/2023	2,000,000	1,995,293	0.3%
3.000%, 07/01/2032 to 04/01/2051	9,502,935	9,032,076	1.3%
3.500%, 12/01/2025 to 06/01/2049	6,559,586	6,391,316	0.9%
4.500%, 05/01/2024 to 10/01/2050	3,596,764	3,652,167	0.4%
OTHER SECURITIES		5,162,768	0.6%
		35,981,793
Federal National Mortgage Association - 19.2%
1.500%, 12/01/2036 to 02/01/2051	3,700,407	3,214,968	0.4%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.000%, 02/01/2035 to 02/01/2052	$65,343,256	$57,698,399	7.5%
2.125%, 04/24/2026	2,000,000	1,931,402	0.3%
2.500%, 05/01/2028 to 02/01/2052	39,687,395	36,252,848	5.0%
3.000%, 01/01/2027 to 03/01/2052	19,692,309	18,717,791	2.5%
3.500%, 12/01/2025 to 02/01/2052	11,563,641	11,305,675	1.4%
4.000%, 03/01/2024 to 03/01/2050	9,881,519	9,891,346	1.3%
OTHER SECURITIES		7,420,248	0.8%
		146,432,677
Government National Mortgage Association - 6.9%
2.000%, 02/20/2051	12,842,084	11,488,106	1.5%
2.500%, 08/20/2050 to 02/20/2051	13,011,703	11,994,950	1.6%
3.000%, 08/15/2043 to 07/20/2051	12,673,018	12,049,311	1.6%
3.500%, 04/15/2042 to 01/20/2052	10,287,894	10,081,848	1.4%
4.000%, 11/15/2026 to 04/20/2049	4,380,100	4,399,245	0.6%
OTHER SECURITIES		2,553,224	0.2%
		52,566,684
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $552,000,757)		$518,921,442
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Brazil - 0.2%		1,599,610	0.2%
Canada - 0.2%		1,120,969	0.2%
Israel - 0.1%		468,438	0.1%
Italy - 0.0%		311,233	0.0%
Japan - 0.1%		788,869	0.1%
Mexico - 0.1%		913,552	0.1%
Panama - 0.1%		399,438	0.1%
Peru - 0.0%		270,700	0.0%
Turkey - 0.1%		653,090	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,090,109)		$6,525,899
CORPORATE BONDS - 27.9%
Communication services - 2.4%		18,242,738	2.4%
Consumer discretionary - 1.9%		14,740,341	1.9%
Consumer staples - 1.8%		13,818,808	1.8%
Energy - 2.1%		16,047,880	2.1%
Financials - 7.5%
Capital One Financial Corp. 3.200%, 02/05/2025	2,000,000	1,944,622	0.2%
OTHER SECURITIES		54,943,535	7.3%
		56,888,157
Health care - 3.1%		23,578,087	3.1%
Industrials - 2.6%		20,049,814	2.6%
Information technology - 2.8%		20,964,286	2.8%
Materials - 0.9%		7,091,441	0.9%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Real estate - 1.0%		$7,709,074	1.0%
Utilities - 1.8%		13,799,684	1.8%
TOTAL CORPORATE BONDS (Cost $234,980,063)		$212,930,310
MUNICIPAL BONDS - 0.5%		4,043,436	0.5%
TOTAL MUNICIPAL BONDS (Cost $3,687,095)		$4,043,436
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Commercial and residential - 2.1%
BANK Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	$2,000,000	1,930,707	0.3%
GS Mortgage Securities Trust Series 2016-GS4, Class A3, 3.178%, 11/10/2049	2,846,635	2,711,244	0.4%
GS Mortgage Securities Trust Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	2,892,032	0.4%
OTHER SECURITIES		8,222,641	1.0%
		15,756,624
Federal Home Loan Mortgage Corp. - 0.3%		2,092,399	0.3%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,211,385)		$17,849,023
ASSET BACKED SECURITIES - 0.2%		1,538,264	0.2%
TOTAL ASSET BACKED SECURITIES (Cost $1,651,902)		$1,538,264
COMMON STOCKS - 0.0%
Energy - 0.0%		948	0.0%
TOTAL COMMON STOCKS (Cost $494)		$948
WARRANTS - 0.0%		1,694	0.0%
TOTAL WARRANTS (Cost $279)		$1,694
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 1.4215% (A)(B)	411,524	4,113,763	0.5%
OTHER SECURITIES		720,104	0.1%
		4,833,867
TOTAL SHORT-TERM INVESTMENTS (Cost $4,834,235)		$4,833,867
Total Investments (Total Bond Market Trust) (Cost $823,456,319) - 100.6%		$766,644,883	100.6%
Other assets and liabilities, net - (0.6)%		(4,512,637)	(0.6%)
TOTAL NET ASSETS - 100.0%		$762,132,246	100.0%
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 6-30-22.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
Federal Home Loan Mortgage Corp. - 0.3%		$765,452	0.3%
Federal National Mortgage Association - 0.4%		1,144,630	0.4%
Government National Mortgage Association - 0.0%		104,271	0.0%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,063,251)		$2,014,353
CORPORATE BONDS - 55.2%
Communication services - 1.6%
Comcast Corp. 3.700%, 04/15/2024	$2,000,000	2,004,786	0.7%
OTHER SECURITIES		2,453,764	0.9%
		4,458,550
Consumer discretionary - 9.4%
Amazon.com, Inc. 0.450%, 05/12/2024	4,455,000	4,235,797	1.6%
eBay, Inc. 2.750%, 01/30/2023	3,000,000	2,993,568	1.1%
General Motors Financial Company, Inc. 5.100%, 01/17/2024	2,000,000	2,019,889	0.7%
Hyundai Capital America 0.800%, 01/08/2024 (A)	3,000,000	2,849,231	1.0%
Toyota Motor Credit Corp. 3.350%, 01/08/2024	3,360,000	3,363,359	1.2%
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (A)	3,000,000	2,978,518	1.1%
OTHER SECURITIES		7,416,125	2.7%
		25,856,487
Consumer staples - 1.5%
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,790,979	1.0%
OTHER SECURITIES		1,362,965	0.5%
		4,153,944
Energy - 3.4%
Energy Transfer LP 4.500%, 11/01/2023	3,000,000	3,014,993	1.1%
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	3,020,839	1.1%
OTHER SECURITIES		3,364,038	1.2%
		9,399,870
Financials - 27.1%
American Express Company 3.400%, 02/22/2024	3,000,000	2,990,452	1.1%
Athene Global Funding 0.950%, 01/08/2024 (A)	3,000,000	2,847,084	1.0%
Bank of America Corp. 4.000%, 04/01/2024	2,000,000	2,013,727	0.7%
Bank of America Corp. (0.523% to 6-14-23, then SOFR + 0.410%) 06/14/2024	2,855,000	2,751,767	1.0%
Bank of Montreal 2.150%, 03/08/2024 (B)	3,000,000	2,933,781	1.1%
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,163,532	1.1%
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023	3,000,000	2,998,686	1.1%

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	$3,000,000	$3,002,399	1.1%
Fifth Third Bancorp 3.650%, 01/25/2024	3,000,000	2,987,303	1.1%
Five Corners Funding Trust 4.419%, 11/15/2023 (A)	3,000,000	3,016,505	1.1%
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	5,000,000	4,874,036	1.8%
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 04/24/2024	3,000,000	2,989,555	1.1%
NatWest Markets PLC 3.625%, 09/29/2022 (A)	5,000,000	5,005,593	1.8%
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,813,330	1.0%
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,007,602	1.1%
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	2,979,153	1.1%
The Goldman Sachs Group, Inc. 1.217%, 12/06/2023	3,000,000	2,890,214	1.0%
UBS Group AG (1.008% to 7-30-23, then 1 Year CMT + 0.830%) 07/30/2024 (A)	3,000,000	2,904,886	1.1%
Wells Fargo & Company 3.300%, 09/09/2024	2,765,000	2,727,884	1.0%
Wells Fargo & Company 3.750%, 01/24/2024	3,000,000	3,007,104	1.1%
OTHER SECURITIES		12,865,298	4.6%
		74,769,891
Health care - 1.9%
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,856,909	1.0%
OTHER SECURITIES		2,363,298	0.9%
		5,220,207
Industrials - 1.4%		3,846,026	1.4%
Information technology - 5.0%
NXP BV 4.875%, 03/01/2024	3,000,000	3,029,187	1.1%
Oracle Corp. 2.625%, 02/15/2023	3,000,000	2,987,653	1.1%
OTHER SECURITIES		7,887,112	2.8%
		13,903,952
Materials - 2.1%
Georgia-Pacific LLC 0.625%, 05/15/2024 (A)	3,000,000	2,818,648	1.0%
Graphic Packaging International LLC 0.821%, 04/15/2024 (A)	3,000,000	2,822,204	1.1%
		5,640,852
Utilities - 1.8%
Alexander Funding Trust 1.841%, 11/15/2023 (A)	3,000,000	2,872,209	1.1%
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Utilities (continued)
OTHER SECURITIES		$1,987,594	0.7%
		4,859,803
TOTAL CORPORATE BONDS (Cost $155,685,160)		$152,109,582
MUNICIPAL BONDS - 0.7%		1,962,932	0.7%
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$1,962,932
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial and residential - 0.2%		643,272	0.2%
Federal National Mortgage Association - 0.2%		549,165	0.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,220,056)		$1,192,437
ASSET BACKED SECURITIES - 22.2%
American Tower Trust Series 2013, Class 2A, 3.070%, 03/15/2048 (A)	$2,500,000	2,489,239	0.9%
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C, 1.590%, 10/20/2025	3,000,000	2,900,839	1.0%
AmeriCredit Automobile Receivables Trust Series 2018-3, Class D, 4.040%, 11/18/2024	2,650,000	2,649,533	1.0%
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A, 2.360%, 03/20/2026 (A)	3,000,000	2,858,402	1.0%
BA Credit Card Trust Series 2021-A1, Class A1, 0.440%, 09/15/2026	3,753,000	3,564,057	1.3%
Honda Auto Receivables Owner Trust Series 2020-3, Class A3, 0.370%, 10/18/2024	2,087,800	2,049,983	0.7%
HPEFS Equipment Trust Series 2022-1A, Class A2, 1.020%, 05/21/2029 (A)	3,190,000	3,125,755	1.1%
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3, 0.330%, 06/17/2024 (A)	3,000,000	2,922,021	1.0%
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.330%, 10/15/2025 (A)	2,247,970	2,207,353	0.8%
Verizon Owner Trust Series 2020-B, Class A, 0.470%, 02/20/2025	3,000,000	2,952,785	1.1%
OTHER SECURITIES		33,462,464	12.3%
TOTAL ASSET BACKED SECURITIES (Cost $62,299,835)		$61,182,431
SHORT-TERM INVESTMENTS - 25.7%
U.S. Government - 19.1%
U.S. Treasury Bill, 0.758%, 07/21/2022 *	21,840,000	21,827,685	7.9%
U.S. Treasury Bill, 1.008%, 08/11/2022 *	19,000,000	18,972,140	6.9%

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill, 1.060%, 08/25/2022 *	$11,800,000	$11,774,130	4.3%
		52,573,955
Short-term funds - 6.6%
John Hancock Collateral Trust, 1.4215% (C)(D)	49,081	490,637	0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	17,692,838	17,692,838	6.4%
		18,183,475
TOTAL SHORT-TERM INVESTMENTS (Cost $70,773,416)		$70,757,430
Total Investments (Ultra Short Term Bond Trust) (Cost $294,041,718) - 104.9%		$289,219,165	104.9%
Other assets and liabilities, net - (4.9)%		(13,464,755)	(4.9%)
TOTAL NET ASSETS - 100.0%		$275,754,410	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $67,927,941 or 24.6% of the fund's net assets as of 6-30-22.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 6-30-22:
High Yield Trust
United States	78.5%
Cayman Islands	7.7%
Canada	3.6%
Luxembourg	1.3%
United Kingdom	1.3%
Netherlands	1.1%
Switzerland	1.0%
Other countries	5.5%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	89.1%
Cayman Islands	3.6%
Other countries	7.3%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	57.4%
Canada	6.5%
Indonesia	3.7%
Luxembourg	3.1%
United Kingdom	2.2%
Mexico	2.2%
Norway	2.1%
Brazil	1.5%
New Zealand	1.5%
Supranational	1.3%
Other countries	18.5%
TOTAL	100.0%
Ultra Short Term Bond Trust
United States	89.5%
Canada	2.8%
United Kingdom	2.5%
Netherlands	1.1%
Guernsey, Channel Islands	1.1%
Switzerland	1.1%
Other countries	1.9%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$570,633,543	$890,176,659	$163,187,179	$305,342,309
Affiliated investments, at value	3,589,479	704,812	8,014,659	544,934
Repurchase agreements, at value	5,551,000	—	—	2,700,000
Total investments, at value	579,774,022	890,881,471	171,201,838	308,587,243
Receivable for centrally cleared swaps	—	—	808,956	—
Unrealized appreciation on forward foreign currency contracts	—	—	19,825	210,625
Receivable for futures variation margin	—	—	56,986	—
Cash	335,860	—	182,971	697,160
Foreign currency, at value	—	21	537,045	6,618
Collateral held at broker for futures contracts	—	—	128,973	—
Cash collateral at broker for sale commitments	—	390,000	—	—
Dividends and interest receivable	4,464,584	3,918,063	3,007,086	1,634,864
Receivable for fund shares sold	—	5,673	—	—
Receivable for investments sold	2,407,401	8,888,397	738,015	767,825
Receivable for delayed delivery securities sold	—	79,806,552	—	19,928,254
Receivable for securities lending income	3,873	392	7,269	183
Other assets	18,232	283,594	7,090	8,538
Total assets	587,003,972	984,174,163	176,696,054	331,841,310
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	20,536	2,685
Payable for centrally cleared swaps	—	—	—	61,180
Payable for futures variation margin	—	—	—	704,829
Payable for collateral on OTC derivatives	—	—	—	92,000
Payable for investments purchased	1,982,890	12,449,226	737,954	392,885
Payable for delayed delivery securities purchased	5,612,295	136,941,720	—	101,686,018
Payable for fund shares repurchased	6,854,849	1,078,164	594,123	5,765,281
Payable upon return of securities loaned	3,581,610	713,237	8,025,392	542,950
Payable to affiliates
Accounting and legal services fees	25,034	37,004	7,728	10,027
Other liabilities and accrued expenses	121,840	172,470	65,996	114,464
Total liabilities	18,178,518	151,391,821	9,451,729	109,372,319
Net assets	$568,825,454	$832,782,342	$167,244,325	$222,468,991
Net assets consist of
Paid-in capital	$621,144,155	$941,445,292	$262,338,219	$246,182,429
Total distributable earnings (loss)	(52,318,701)	(108,662,950)	(95,093,894)	(23,713,438)
Net assets	$568,825,454	$832,782,342	$167,244,325	$222,468,991
Unaffiliated investments, including repurchase agreements, at cost	$628,815,401	$961,487,138	$201,973,591	$336,943,372
Affiliated investments, at cost	$3,589,951	$704,842	$8,016,172	$544,930
Foreign currency, at cost	—	$21	$544,139	$4,654
Collateral held at broker for centrally cleared swaps	—	—	$839,000	—
Securities loaned, at value	$3,504,850	$698,153	$7,840,038	$531,382
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$28,027,037	$69,158,186	$50,228,564	$107,312,626
Shares outstanding	3,239,396	5,927,784	11,220,212	10,661,448
Net asset value, offering price and redemption price per share	$8.65	$11.67	$4.48	$10.07
Series II
Net assets	$110,847,153	$67,962,020	$34,662,397	$56,560,157
Shares outstanding	12,797,774	5,838,367	7,544,556	5,621,415
Net asset value, offering price and redemption price per share	$8.66	$11.64	$4.59	$10.06
Series NAV
Net assets	$429,951,264	$695,662,136	$82,353,364	$58,596,208
Shares outstanding	49,645,510	59,916,825	18,736,697	5,843,143
Net asset value, offering price and redemption price per share	$8.66	$11.61	$4.40	$10.03
The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$1,830,084,774	$174,672,099	$6,402,205,964	$168,357,013
Affiliated investments, at value	—	401,009	—	—
Repurchase agreements, at value	498,300,000	—	246,968,000	2,447,000
Total investments, at value	2,328,384,774	175,073,108	6,649,173,964	170,804,013
Swap contracts, at value	—	1,505,304	—	—
Receivable for centrally cleared swaps	—	2,376,783	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,209,396	—	—
Receivable for futures variation margin	—	—	141,750	—
Cash	35,078	—	947	108
Foreign currency, at value	—	248,775	—	—
Collateral held at broker for futures contracts	—	835,000	500,000	—
Collateral segregated at custodian for OTC derivative contracts	—	90,000	—	—
Dividends and interest receivable	1,342,981	1,864,103	39,313,869	578,765
Receivable for fund shares sold	2,355,694	—	—	345
Receivable for investments sold	—	1,814,249	76,525,688	—
Receivable for delayed delivery securities sold	—	4,524,194	—	—
Receivable for securities lending income	—	191	23	—
Receivable from affiliates	6,762	1,718	166	—
Other assets	53,316	6,480	162,731	6,834
Total assets	2,332,178,605	189,549,301	6,765,819,138	171,390,065
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	659,074	—	—
Swap contracts, at value	—	568,797	—	—
Payable for futures variation margin	—	54,090	—	—
Due to custodian	—	58,073	—	—
Payable for collateral on OTC derivatives	—	2,523,000	—	—
Payable for investments purchased	16,613,890	276,025	19,966,958	—
Payable for delayed delivery securities purchased	—	13,904,592	256,488,043	2,200,000
Payable for fund shares repurchased	24,113	1,009,519	36,360,177	38,825
Payable upon return of securities loaned	—	403,354	—	—
Payable to affiliates
Accounting and legal services fees	101,799	7,620	289,734	7,456
Other liabilities and accrued expenses	332,238	164,710	974,254	60,701
Total liabilities	17,072,040	19,628,854	314,079,166	2,306,982
Net assets	$2,315,106,565	$169,920,447	$6,451,739,972	$169,083,083
Net assets consist of
Paid-in capital	$2,315,054,623	$201,131,257	$7,161,060,113	$203,987,574
Total distributable earnings (loss)	51,942	(31,210,810)	(709,320,141)	(34,904,491)
Net assets	$2,315,106,565	$169,920,447	$6,451,739,972	$169,083,083
Unaffiliated investments, including repurchase agreements, at cost	$2,328,384,774	$211,716,458	$7,292,595,153	$181,060,771
Affiliated investments, at cost	—	$401,083	—	—
Foreign currency, at cost	—	$246,555	—	—
Net unamortized upfront payment on OTC swaps	—	$(343,115)	—	—
Collateral held at broker for centrally cleared swaps	—	$2,240,000	—	—
Securities loaned, at value	—	$394,192	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,755,007,890	$21,785,954	$141,803,823	$26,358,808
Shares outstanding	1,755,020,014	2,071,250	11,476,157	2,326,386
Net asset value, offering price and redemption price per share	$1.00	$10.52	$12.36	$11.33
Series II
Net assets	$72,102,969	$44,950,820	$434,866,612	$18,438,647
Shares outstanding	72,082,549	4,351,170	35,182,173	1,628,239
Net asset value, offering price and redemption price per share	$1.00	$10.33	$12.36	$11.32
Series NAV
Net assets	$487,995,706	$103,183,673	$5,875,069,537	$124,285,628
Shares outstanding	487,991,279	9,849,342	475,701,200	10,969,088
Net asset value, offering price and redemption price per share	$1.00	$10.48	$12.35	$11.33
The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$373,517,419	$762,531,120	$288,728,528
Affiliated investments, at value	5,929,303	4,113,763	490,637
Repurchase agreements, at value	11,378,000	—	—
Total investments, at value	390,824,722	766,644,883	289,219,165
Unrealized appreciation on forward foreign currency contracts	2,593,561	—	—
Cash	390	—	—
Foreign currency, at value	188,191	—	—
Collateral held at broker for futures contracts	1,086,000	—	—
Dividends and interest receivable	3,755,896	4,411,583	1,256,892
Receivable for investments sold	3,149,874	250,955	15,271
Receivable for securities lending income	1,833	1,318	148
Receivable from affiliates	—	5,925	—
Other assets	12,062	19,197	9,030
Total assets	401,612,529	771,333,861	290,500,506
Liabilities
Unrealized depreciation on forward foreign currency contracts	505,620	—	—
Written options, at value	71,831	—	—
Payable for futures variation margin	211,002	—	—
Payable for investments purchased	7,289,889	1,259	13,834,742
Payable for fund shares repurchased	1,119,648	4,945,258	330,660
Payable upon return of securities loaned	5,935,719	4,090,212	490,740
Payable to affiliates
Accounting and legal services fees	17,381	34,943	12,016
Other liabilities and accrued expenses	141,176	129,943	77,938
Total liabilities	15,292,266	9,201,615	14,746,096
Net assets	$386,320,263	$762,132,246	$275,754,410
Net assets consist of
Paid-in capital	$419,460,336	$828,740,667	$304,025,039
Total distributable earnings (loss)	(33,140,073)	(66,608,421)	(28,270,629)
Net assets	$386,320,263	$762,132,246	$275,754,410
Unaffiliated investments, including repurchase agreements, at cost	$438,441,568	$819,342,188	$293,551,032
Affiliated investments, at cost	$5,930,025	$4,114,131	$490,686
Foreign currency, at cost	$188,998	—	—
Premiums received on written options	$69,106	—	—
Securities loaned, at value	$5,789,502	$4,014,006	$479,333
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$252,495,739	$284,261,444	$10,830,286
Shares outstanding	20,119,889	30,410,806	982,375
Net asset value, offering price and redemption price per share	$12.55	$9.35	$11.02
Series II
Net assets	$49,661,723	$52,133,119	$230,096,146
Shares outstanding	3,950,302	5,575,228	20,891,808
Net asset value, offering price and redemption price per share	$12.57	$9.35	$11.01
Series NAV
Net assets	$84,162,801	$425,737,683	$34,827,978
Shares outstanding	6,726,615	45,545,733	3,157,155
Net asset value, offering price and redemption price per share	$12.51	$9.35	$11.03
The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$10,669,843	$9,373,493	$5,925,533	$3,594,989
Dividends from unaffiliated investments	46,552	—	122,679	—
Securities lending	21,512	5,785	38,419	1,106
Other income	—	21	—	—
Less foreign taxes withheld	(1,949)	(480)	—	(63)
Total investment income	10,735,958	9,378,819	6,086,631	3,596,032
Expenses
Investment management fees	1,897,382	2,590,441	670,498	730,966
Distribution and service fees	170,131	108,609	66,241	109,920
Accounting and legal services fees	40,056	58,011	12,165	15,708
Trustees' fees	5,386	7,468	1,642	2,078
Custodian fees	47,506	57,111	17,012	32,454
Printing and postage	17,116	16,607	10,477	11,026
Professional fees	31,436	51,056	34,735	44,212
Other	21,542	37,996	10,992	11,805
Total expenses	2,230,555	2,927,299	823,762	958,169
Less expense reductions	(26,537)	(37,638)	(8,031)	(10,208)
Net expenses	2,204,018	2,889,661	815,731	947,961
Net investment income	8,531,940	6,489,158	5,270,900	2,648,071
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(13,840,311)	(43,895,587)	(4,374,397)	(11,476,797)
Affiliated investments	(1,960)	(1,800)	(4,682)	(266)
Futures contracts	—	—	(589,608)	5,950,508
Forward foreign currency contracts	—	—	(30,148)	153,251
Written options	—	—	—	(148,879)
Swap contracts	—	—	13,709	(223,942)
	(13,842,271)	(43,897,387)	(4,985,126)	(5,746,125)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(74,211,091)	(68,755,153)	(32,064,993)	(32,576,066)
Affiliated investments	93	336	(815)	15
Futures contracts	—	—	(62,329)	807,924
Forward foreign currency contracts	—	—	1,357	283,102
Written options	—	—	—	(91,780)
Swap contracts	—	—	3,630	1,662,017
	(74,210,998)	(68,754,817)	(32,123,150)	(29,914,788)
Net realized and unrealized gain (loss)	(88,053,269)	(112,652,204)	(37,108,276)	(35,660,913)
Decrease in net assets from operations	$(79,521,329)	$(106,163,046)	$(31,837,376)	$(33,012,842)
The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$4,497,654	$4,105,097	$102,252,544	$1,405,575
Dividends from unaffiliated investments	—	161,984	223,012	—
Securities lending	—	1,470	8,372	—
Other income	—	212	—	—
Less foreign taxes withheld	—	(21,376)	—	—
Total investment income	4,497,654	4,247,387	102,483,928	1,405,575
Expenses
Investment management fees	3,773,942	605,405	19,973,905	495,946
Distribution and service fees	497,026	69,446	570,929	32,539
Accounting and legal services fees	147,302	12,001	454,225	11,462
Trustees' fees	15,964	1,641	57,828	1,467
Custodian fees	123,201	55,904	403,913	13,708
Printing and postage	36,120	10,630	78,825	10,070
Professional fees	39,863	54,397	97,705	33,845
Other	32,329	13,200	145,350	10,376
Total expenses	4,665,747	822,624	21,782,680	609,413
Less expense reductions	(1,217,742)	(33,364)	(1,027,978)	(7,278)
Net expenses	3,448,005	789,260	20,754,702	602,135
Net investment income	1,049,649	3,458,127	81,729,226	803,440
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	9,315	(9,752,154)	(230,172,081)	(277,281)
Affiliated investments	—	(2,271)	(4,552)	—
Futures contracts	—	4,540,090	—	—
Forward foreign currency contracts	—	981,372	—	—
Swap contracts	—	2,352,687	—	—
	9,315	(1,880,276)	(230,176,633)	(277,281)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(29,015,431)	(718,579,923)	(8,995,254)
Affiliated investments	—	(74)	1,480	—
Futures contracts	—	(19,116)	(2,795)	—
Forward foreign currency contracts	—	795,272	—	—
Swap contracts	—	(2,860,825)	—	—
	—	(31,100,174)	(718,581,238)	(8,995,254)
Net realized and unrealized gain (loss)	9,315	(32,980,450)	(948,757,871)	(9,272,535)
Increase (decrease) in net assets from operations	$1,058,964	$(29,522,323)	$(867,028,645)	$(8,469,095)
The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$6,775,672	$9,094,974	$1,187,843
Dividends from unaffiliated investments	608,049	—	—
Securities lending	14,702	7,923	427
Less foreign taxes withheld	(63,588)	—	—
Total investment income	7,334,835	9,102,897	1,188,270
Expenses
Investment management fees	1,336,906	1,868,047	701,371
Distribution and service fees	133,185	146,883	261,735
Accounting and legal services fees	26,911	52,535	17,556
Trustees' fees	3,457	6,047	2,013
Custodian fees	51,770	43,657	19,540
Printing and postage	12,347	16,516	11,287
Professional fees	46,298	33,570	33,202
Other	17,255	22,820	10,357
Total expenses	1,628,129	2,190,075	1,057,061
Less expense reductions	(17,453)	(1,044,904)	(87,239)
Net expenses	1,610,676	1,145,171	969,822
Net investment income	5,724,159	7,957,726	218,448
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,985,990)	(11,404,261)	275,822
Affiliated investments	(4,014)	(2,934)	(82)
Futures contracts	5,256,302	—	—
Forward foreign currency contracts	2,265,256	—	—
	3,531,554	(11,407,195)	275,740
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(59,104,672)	(87,858,792)	(4,533,400)
Affiliated investments	327	369	(49)
Futures contracts	599,384	—	—
Forward foreign currency contracts	1,251,068	—	—
Written options	(2,725)	—	—
	(57,256,618)	(87,858,423)	(4,533,449)
Net realized and unrealized gain (loss)	(53,725,064)	(99,265,618)	(4,257,709)
Decrease in net assets from operations	$(48,000,905)	$(91,307,892)	$(4,039,261)
The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$8,531,940	$17,154,958	$6,489,158	$8,650,321	$5,270,900	$10,114,447
Net realized gain (loss)	(13,842,271)	5,824,999	(43,897,387)	2,631,055	(4,985,126)	4,059,728
Change in net unrealized appreciation (depreciation)	(74,210,998)	(27,280,200)	(68,754,817)	(31,928,190)	(32,123,150)	(2,712,144)
Increase (decrease) in net assets resulting from operations	(79,521,329)	(4,300,243)	(106,163,046)	(20,646,814)	(31,837,376)	11,462,031
Distributions to shareholders
From earnings
Series I	—	(1,630,925)	—	(5,234,036)	—	(3,205,581)
Series II	—	(6,657,686)	—	(4,712,777)	—	(2,281,261)
Series NAV	—	(26,431,140)	—	(51,607,322)	—	(4,767,578)
Total distributions	—	(34,719,751)	—	(61,554,135)	—	(10,254,420)
From portfolio share transactions
Portfolio share transactions	(79,316,638)	15,207,846	(60,369,706)	36,638,933	(9,698,316)	10,925,148
Total increase (decrease)	(158,837,967)	(23,812,148)	(166,532,752)	(45,562,016)	(41,535,692)	12,132,759
Net assets
Beginning of period	727,663,421	751,475,569	999,315,094	1,044,877,110	208,780,017	196,647,258
End of period	$568,825,454	$727,663,421	$832,782,342	$999,315,094	$167,244,325	$208,780,017
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$2,648,071	$4,879,409	$1,049,649	$76,031	$3,458,127	$5,897,844
Net realized gain (loss)	(5,746,125)	4,770,383	9,315	2,082	(1,880,276)	5,283,699
Change in net unrealized appreciation (depreciation)	(29,914,788)	(13,166,182)	—	—	(31,100,174)	(15,569,593)
Increase (decrease) in net assets resulting from operations	(33,012,842)	(3,516,390)	1,058,964	78,113	(29,522,323)	(4,388,050)
Distributions to shareholders
From earnings
Series I	—	(5,724,212)	(730,518)	(58,160)	—	(2,001,393)
Series II	—	(2,948,815)	—	(3,156)	—	(3,666,833)
Series NAV	—	(2,675,825)	(328,448)	(14,715)	—	(8,243,546)
Total distributions	—	(11,348,852)	(1,058,966)	(76,031)	—	(13,911,772)
From portfolio share transactions
Portfolio share transactions	(15,436,793)	19,635,010	321,079,248	(408,164,051)	(12,673,336)	32,921,594
Total increase (decrease)	(48,449,635)	4,769,768	321,079,246	(408,161,969)	(42,195,659)	14,621,772
Net assets
Beginning of period	270,918,626	266,148,858	1,994,027,319	2,402,189,288	212,116,106	197,494,334
End of period	$222,468,991	$270,918,626	$2,315,106,565	$1,994,027,319	$169,920,447	$212,116,106
The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$81,729,226	$155,801,582	$803,440	$1,961,619	$5,724,159	$11,600,800
Net realized gain (loss)	(230,176,633)	79,193,063	(277,281)	533,653	3,531,554	13,003,074
Change in net unrealized appreciation (depreciation)	(718,581,238)	(323,798,430)	(8,995,254)	(5,383,710)	(57,256,618)	(20,578,931)
Increase (decrease) in net assets resulting from operations	(867,028,645)	(88,803,785)	(8,469,095)	(2,888,438)	(48,000,905)	4,024,943
Distributions to shareholders
From earnings
Series I	—	(5,702,710)	—	(535,512)	—	(10,390,453)
Series II	—	(12,750,132)	—	(334,629)	—	(1,515,124)
Series NAV	—	(241,565,674)	—	(2,331,807)	—	(3,210,797)
Total distributions	—	(260,018,516)	—	(3,201,948)	—	(15,116,374)
From portfolio share transactions
Portfolio share transactions	(472,200,990)	312,346,341	(3,620,698)	(6,664,587)	(13,792,884)	1,854,214
Total increase (decrease)	(1,339,229,635)	(36,475,960)	(12,089,793)	(12,754,973)	(61,793,789)	(9,237,217)
Net assets
Beginning of period	7,790,969,607	7,827,445,567	181,172,876	193,927,849	448,114,052	457,351,269
End of period	$6,451,739,972	$7,790,969,607	$169,083,083	$181,172,876	$386,320,263	$448,114,052
	Total Bond Market Trust		Ultra Short Term Bond Trust
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$7,957,726	$11,939,720	$218,448	$524,609
Net realized gain (loss)	(11,407,195)	613,662	275,740	143,861
Change in net unrealized appreciation (depreciation)	(87,858,423)	(27,800,636)	(4,533,449)	(2,268,852)
Increase (decrease) in net assets resulting from operations	(91,307,892)	(15,247,254)	(4,039,261)	(1,600,382)
Distributions to shareholders
From earnings
Series I	—	(7,764,202)	—	(205,924)
Series II	—	(1,327,106)	—	(3,502,373)
Series NAV	—	(8,048,642)	—	(723,115)
Total distributions	—	(17,139,950)	—	(4,431,412)
From portfolio share transactions
Portfolio share transactions	105,675,080	(18,229,344)	34,456,313	(52,880,881)
Total increase (decrease)	14,367,188	(50,616,548)	30,417,052	(58,912,675)
Net assets
Beginning of period	747,765,058	798,381,606	245,337,358	304,250,033
End of period	$762,132,246	$747,765,058	$275,754,410	$245,337,358
The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
06-30-2022[3]	9.79	0.12	(1.26)	(1.14)	—	—	—	8.65	(11.64)[4]	0.70[5]	0.69[5]	2.70[5]	28	56
12-31-2021	10.34	0.24	(0.30)	(0.06)	(0.33)	(0.16)	(0.49)	9.79	(0.57)	0.70	0.69	2.35	34	95
12-31-2020	9.79	0.26	0.60	0.86	(0.31)	—	(0.31)	10.34	8.79	0.70	0.70	2.56	36	98
12-31-2019	9.21	0.29	0.56	0.85	(0.27)	—	(0.27)	9.79	9.25	0.70	0.70	2.96	37	88
12-31-2018	9.57	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.21	(0.60)	0.70	0.70	3.18	35	63
12-31-2017	9.45	0.29	0.17	0.46	(0.34)	—	(0.34)	9.57	4.84	0.70	0.69	3.01	38	86
Series II
06-30-2022[3]	9.81	0.11	(1.26)	(1.15)	—	—	—	8.66	(11.72)[4]	0.90[5]	0.89[5]	2.50[5]	111	56
12-31-2021	10.36	0.22	(0.30)	(0.08)	(0.31)	(0.16)	(0.47)	9.81	(0.77)	0.90	0.89	2.15	144	95
12-31-2020	9.81	0.24	0.60	0.84	(0.29)	—	(0.29)	10.36	8.57	0.90	0.90	2.36	156	98
12-31-2019	9.23	0.27	0.56	0.83	(0.25)	—	(0.25)	9.81	9.03	0.90	0.90	2.76	145	88
12-31-2018	9.59	0.28	(0.36)	(0.08)	(0.28)	—	(0.28)	9.23	(0.80)	0.90	0.90	2.98	141	63
12-31-2017	9.47	0.28	0.16	0.44	(0.32)	—	(0.32)	9.59	4.63	0.90	0.89	2.81	167	86
Series NAV
06-30-2022[3]	9.80	0.13	(1.27)	(1.14)	—	—	—	8.66	(11.63)[4]	0.65[5]	0.64[5]	2.75[5]	430	56
12-31-2021	10.34	0.24	(0.28)	(0.04)	(0.34)	(0.16)	(0.50)	9.80	(0.42)	0.65	0.64	2.40	549	95
12-31-2020	9.80	0.27	0.58	0.85	(0.31)	—	(0.31)	10.34	8.73	0.65	0.65	2.61	560	98
12-31-2019	9.22	0.29	0.57	0.86	(0.28)	—	(0.28)	9.80	9.30	0.65	0.65	3.01	542	88
12-31-2018	9.58	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.22	(0.55)	0.65	0.65	3.24	502	63
12-31-2017	9.46	0.30	0.16	0.46	(0.34)	—	(0.34)	9.58	4.89	0.65	0.64	3.06	535	86
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Trust
Series I
06-30-2022[3]	13.10	0.09	(1.52)	(1.43)	—	—	—	11.67	(10.92)[4]	0.68[5]	0.67[5]	1.42[5]	69	154
12-31-2021	14.23	0.11	(0.39)	(0.28)	(0.26)	(0.59)	(0.85)	13.10	(1.96)	0.67	0.66	0.82	84	269
12-31-2020	13.41	0.20	0.95	1.15	(0.33)	—	(0.33)	14.23	8.62	0.67	0.66	1.40	93	354
12-31-2019	12.68	0.32	0.74	1.06	(0.33)	—	(0.33)	13.41	8.32	0.67	0.66	2.42	92	446
12-31-2018	13.08	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.68	(0.59)	0.68	0.67	2.39	93	336
12-31-2017	13.09	0.24	0.20	0.44	(0.28)	(0.17)	(0.45)	13.08	3.40	0.67	0.67	1.83	108	332
Series II
06-30-2022[3]	13.08	0.07	(1.51)	(1.44)	—	—	—	11.64	(11.01)[4]	0.88[5]	0.87[5]	1.22[5]	68	154
12-31-2021	14.22	0.09	(0.41)	(0.32)	(0.23)	(0.59)	(0.82)	13.08	(2.23)	0.87	0.86	0.62	79	269
12-31-2020	13.39	0.17	0.97	1.14	(0.31)	—	(0.31)	14.22	8.50	0.87	0.86	1.20	85	354
12-31-2019	12.67	0.29	0.73	1.02	(0.30)	—	(0.30)	13.39	8.04	0.87	0.86	2.23	81	446
12-31-2018	13.07	0.28	(0.39)	(0.11)	(0.29)	—	(0.29)	12.67	(0.79)	0.88	0.87	2.18	82	336
12-31-2017	13.08	0.22	0.20	0.42	(0.26)	(0.17)	(0.43)	13.07	3.21	0.87	0.87	1.63	101	332
Series NAV
06-30-2022[3]	13.03	0.09	(1.51)	(1.42)	—	—	—	11.61	(10.90)[4]	0.63[5]	0.62[5]	1.47[5]	696	154
12-31-2021	14.17	0.12	(0.41)	(0.29)	(0.26)	(0.59)	(0.85)	13.03	(1.99)	0.62	0.61	0.87	836	269
12-31-2020	13.34	0.20	0.97	1.17	(0.34)	—	(0.34)	14.17	8.80	0.62	0.61	1.46	867	354
12-31-2019	12.62	0.33	0.72	1.05	(0.33)	—	(0.33)	13.34	8.34	0.62	0.61	2.47	918	446
12-31-2018	13.02	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.62	(0.54)	0.63	0.62	2.44	889	336
12-31-2017	13.03	0.25	0.20	0.45	(0.29)	(0.17)	(0.46)	13.02	3.47	0.62	0.62	1.88	1,037	332
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
06-30-2022[3]	5.30	0.14	(0.96)	(0.82)	—	—	—	4.48	(15.47)[4]	0.84[5]	0.83[5]	5.52[5]	50	18
12-31-2021	5.27	0.27	0.04	0.31	(0.28)	—	(0.28)	5.30	5.82	0.83	0.82	4.99	64	76
12-31-2020	5.31	0.28	0.01	0.29	(0.33)	—	(0.33)	5.27	5.81	0.85	0.85	5.47	65	96
12-31-2019	4.84	0.30	0.46	0.76	(0.29)	—	(0.29)	5.31	15.66	0.80[6]	0.79[6]	5.62	68	57
12-31-2018	5.32	0.31	(0.47)	(0.16)	(0.32)	—	(0.32)	4.84	(3.01)	0.83	0.82	5.89	67	54
12-31-2017	5.23	0.30	0.09	0.39	(0.30)	—	(0.30)	5.32	7.50	0.85	0.84	5.62	81	61
Series II
06-30-2022[3]	5.45	0.13	(0.99)	(0.86)	—	—	—	4.59	(15.78)[4]	1.04[5]	1.03[5]	5.30[5]	35	18
12-31-2021	5.41	0.27	0.03	0.30	(0.26)	—	(0.26)	5.45	5.67	1.03	1.02	4.79	48	76
12-31-2020	5.44	0.28	0.01	0.29	(0.32)	—	(0.32)	5.41	5.67	1.05	1.05	5.27	47	96
12-31-2019	4.96	0.29	0.47	0.76	(0.28)	—	(0.28)	5.44	15.50	1.00[6]	0.99[6]	5.42	52	57
12-31-2018	5.43	0.31	(0.47)	(0.16)	(0.31)	—	(0.31)	4.96	(3.15)	1.03	1.02	5.69	50	54
12-31-2017	5.34	0.30	0.08	0.38	(0.29)	—	(0.29)	5.43	7.13	1.05	1.04	5.42	62	61
Series NAV
06-30-2022[3]	5.20	0.14	(0.94)	(0.80)	—	—	—	4.40	(15.38)[4]	0.79[5]	0.78[5]	5.58[5]	82	18
12-31-2021	5.18	0.27	0.03	0.30	(0.28)	—	(0.28)	5.20	5.78	0.78	0.77	5.05	96	76
12-31-2020	5.23	0.28	—[7]	0.28	(0.33)	—	(0.33)	5.18	5.77	0.80	0.80	5.52	84	96
12-31-2019	4.77	0.29	0.46	0.75	(0.29)	—	(0.29)	5.23	15.99	0.75[6]	0.74[6]	5.66	86	57
12-31-2018	5.24	0.31	(0.46)	(0.15)	(0.32)	—	(0.32)	4.77	(3.02)	0.78	0.77	5.94	80	54
12-31-2017	5.16	0.30	0.08	0.38	(0.30)	—	(0.30)	5.24	7.46	0.80	0.79	5.67	88	61
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement of legal fees of 0.05%. 7. Less than $0.005 per share.
Investment Quality Bond Trust
Series I
06-30-2022[3]	11.50	0.12	(1.55)	(1.43)	—	—	—	10.07	(12.43)[4]	0.75[5]	0.74[5]	2.21[5]	107	14
12-31-2021	12.17	0.22	(0.37)	(0.15)	(0.25)	(0.27)	(0.52)	11.50	(1.26)	0.74	0.73	1.86	134	37
12-31-2020	11.39	0.26	0.80	1.06	(0.27)	(0.01)	(0.28)	12.17	9.37	0.75	0.74	2.15	142	51
12-31-2019	10.68	0.30	0.70	1.00	(0.29)	—	(0.29)	11.39	9.36	0.75	0.74	2.70	139	45
12-31-2018	11.15	0.29	(0.38)	(0.09)	(0.30)	(0.08)	(0.38)	10.68	(0.82)	0.73	0.72	2.66	135	44
12-31-2017	10.99	0.25	0.25	0.50	(0.29)	(0.05)	(0.34)	11.15	4.60	0.72	0.71	2.24	156	72
Series II
06-30-2022[3]	11.50	0.11	(1.55)	(1.44)	—	—	—	10.06	(12.51)[4]	0.95[5]	0.94[5]	2.01[5]	57	14
12-31-2021	12.18	0.20	(0.39)	(0.19)	(0.22)	(0.27)	(0.49)	11.50	(1.45)	0.94	0.93	1.66	71	37
12-31-2020	11.40	0.23	0.81	1.04	(0.25)	(0.01)	(0.26)	12.18	9.15	0.95	0.94	1.95	80	51
12-31-2019	10.69	0.28	0.70	0.98	(0.27)	—	(0.27)	11.40	9.15	0.95	0.94	2.49	76	45
12-31-2018	11.15	0.27	(0.37)	(0.10)	(0.28)	(0.08)	(0.36)	10.69	(0.93)	0.93	0.92	2.46	71	44
12-31-2017	11.00	0.23	0.24	0.47	(0.27)	(0.05)	(0.32)	11.15	4.30	0.92	0.91	2.04	83	72
Series NAV
06-30-2022[3]	11.45	0.12	(1.54)	(1.42)	—	—	—	10.03	(12.39)[4]	0.70[5]	0.69[5]	2.27[5]	59	14
12-31-2021	12.13	0.23	(0.39)	(0.16)	(0.25)	(0.27)	(0.52)	11.45	(1.21)	0.69	0.68	1.91	65	37
12-31-2020	11.35	0.26	0.81	1.07	(0.28)	(0.01)	(0.29)	12.13	9.46	0.70	0.69	2.19	44	51
12-31-2019	10.65	0.31	0.68	0.99	(0.29)	—	(0.29)	11.35	9.35	0.70	0.69	2.74	41	45
12-31-2018	11.11	0.30	(0.38)	(0.08)	(0.30)	(0.08)	(0.38)	10.65	(0.68)	0.68	0.67	2.72	39	44
12-31-2017	10.95	0.26	0.25	0.51	(0.30)	(0.05)	(0.35)	11.11	4.68	0.67	0.66	2.28	35	72
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
06-30-2022[3]	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.04[5]	0.44[6]	0.33[6]	0.09[6]	1,755	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.44	0.07	—	1,522	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.31	0.44	0.24	0.26	1,835	—
12-31-2019	1.00	0.019	—[4]	0.019	(0.019)	—	(0.019)	1.00	1.93	0.46	0.33	1.91	1,420	—
12-31-2018	1.00	0.015	—[4]	0.015	(0.015)	—	(0.015)	1.00	1.54	0.47	0.33	1.53	1,415	—
12-31-2017	1.00	0.006	—[4]	0.006	(0.006)	—[4]	(0.006)	1.00	0.59	0.46	0.33	0.58	1,372	—
Series II
06-30-2022[3]	1.00	—[4]	—[4]	—[4]	—	—	—	1.00	0.00[5]	0.64[6]	0.40[6]	—[6]	72	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.64	0.07	—	79	—
12-31-2020	1.00	0.003	(0.001)	0.002	(0.002)	—	(0.002)	1.00	0.24	0.64	0.32	0.26	100	—
12-31-2019	1.00	0.017	—[4]	0.017	(0.017)	—	(0.017)	1.00	1.73	0.66	0.53	1.73	120	—
12-31-2018	1.00	0.013	—[4]	0.013	(0.013)	—	(0.013)	1.00	1.34	0.67	0.53	1.31	140	—
12-31-2017	1.00	0.004	—[4]	0.004	(0.004)	—[4]	(0.004)	1.00	0.39	0.66	0.53	0.38	173	—
Series NAV
06-30-2022[3]	1.00	0.001[4]	—[4]	0.001[4]	(0.001)[4]	—	(0.001)[4]	1.00	0.07[5]	0.39[6]	0.28[6]	0.14[6]	488	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.39	0.07	—	393	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.33	0.39	0.22	0.31	467	—
12-31-2019	1.00	0.020	—[4]	0.020	(0.020)	—	(0.020)	1.00	1.98	0.41	0.28	1.97	390	—
12-31-2018	1.00	0.016	—[4]	0.016	(0.016)	—	(0.016)	1.00	1.59	0.42	0.28	1.59	444	—
12-31-2017	1.00	0.006	—[4]	0.006	(0.006)	—[4]	(0.006)	1.00	0.64	0.41	0.28	0.63	398	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Less than $0.0005 per share. 5. Not annualized. 6. Annualized. 7. Less than 0.005%.
Opportunistic Fixed Income Trust
Series I
06-30-2022[3]	12.31	0.21	(2.00)	(1.79)	—	—	—	10.52	(14.62)[4]	0.86[5]	0.82[5]	3.71[5]	22	63
12-31-2021	13.47	0.38	(0.66)	(0.28)	(0.37)	(0.51)	(0.88)	12.31	(2.02)	0.85	0.82	2.90	29	126
12-31-2020	12.30	0.30	1.39	1.69	(0.52)	—	(0.52)	13.47	13.79	0.92[6]	0.85[6]	2.34	32	326[7]
12-31-2019	12.34	0.28	0.50	0.78	(0.82)	—	(0.82)	12.30	6.38	1.16[6]	1.12[6]	2.23	31	45
12-31-2018	12.93	0.29	(0.53)	(0.24)	(0.35)	—	(0.35)	12.34	(1.90)	0.84	0.82	2.31	32	35
12-31-2017	12.16	0.24	0.82	1.06	(0.29)	—	(0.29)	12.93	8.75	0.83	0.82	1.87	37	47
Series II
06-30-2022[3]	12.10	0.20	(1.97)	(1.77)	—	—	—	10.33	(14.63)[4]	1.06[5]	1.02[5]	3.53[5]	45	63
12-31-2021	13.25	0.35	(0.64)	(0.29)	(0.35)	(0.51)	(0.86)	12.10	(2.26)	1.05	1.02	2.70	56	126
12-31-2020	12.11	0.27	1.37	1.64	(0.50)	—	(0.50)	13.25	13.63	1.12[6]	1.05[6]	2.11	59	326[7]
12-31-2019	12.17	0.25	0.49	0.74	(0.80)	—	(0.80)	12.11	6.08	1.36[6]	1.32[6]	2.03	60	45
12-31-2018	12.77	0.26	(0.52)	(0.26)	(0.34)	—	(0.34)	12.17	(2.03)	1.04	1.02	2.10	62	35
12-31-2017	12.00	0.21	0.81	1.02	(0.25)	—	(0.25)	12.77	8.48	1.03	1.02	1.67	80	47
Series NAV
06-30-2022[3]	12.25	0.21	(1.98)	(1.77)	—	—	—	10.48	(14.53)[4]	0.81[5]	0.77[5]	3.80[5]	103	63
12-31-2021	13.41	0.39	(0.66)	(0.27)	(0.38)	(0.51)	(0.89)	12.25	(2.06)	0.80	0.77	2.95	126	126
12-31-2020	12.25	0.30	1.39	1.69	(0.53)	—	(0.53)	13.41	13.90	0.87[6]	0.80[6]	2.35	106	326[7]
12-31-2019	12.30	0.28	0.50	0.78	(0.83)	—	(0.83)	12.25	6.37	1.11[6]	1.07[6]	2.28	107	45
12-31-2018	12.88	0.27	(0.50)	(0.23)	(0.35)	—	(0.35)	12.30	(1.74)	0.79	0.77	2.11	108	35
12-31-2017	12.12	0.24	0.82	1.06	(0.30)	—	(0.30)	12.88	8.71	0.78	0.77	1.92	472	47
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes interest expense of 0.01% and 0.25% for the year ended December 31, 2020 and the year ended December 31, 2019, respectively. 7. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
06-30-2022[3]	13.94	0.15	(1.73)	(1.58)	—	—	—	12.36	(11.33)[4]	0.65[5]	0.61[5]	2.30[5]	142	55
12-31-2021	14.59	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.94	(1.20)	0.65	0.61	1.94	177	132
12-31-2020	13.79	0.34	0.91	1.25	(0.45)	—	(0.45)	14.59	9.08	0.65	0.62	2.36	179	118
12-31-2019	12.99	0.35	0.81	1.16	(0.36)	—	(0.36)	13.79	8.95	0.65	0.62	2.55	176	137
12-31-2018	13.42	0.34	(0.40)	(0.06)	(0.37)	—	(0.37)	12.99	(0.43)	0.65	0.62	2.61	173	83
12-31-2017	13.31	0.31	0.18	0.49	(0.38)	—	(0.38)	13.42	3.67	0.65	0.63	2.28	201	92
Series II
06-30-2022[3]	13.96	0.14	(1.74)	(1.60)	—	—	—	12.36	(11.46)[4]	0.85[5]	0.81[5]	2.12[5]	435	55
12-31-2021	14.61	0.25	(0.45)	(0.20)	(0.38)	(0.07)	(0.45)	13.96	(1.39)	0.85	0.81	1.74	415	132
12-31-2020	13.81	0.31	0.91	1.22	(0.42)	—	(0.42)	14.61	8.86	0.85	0.82	2.18	437	118
12-31-2019	13.01	0.32	0.82	1.14	(0.34)	—	(0.34)	13.81	8.73	0.85	0.82	2.35	423	137
12-31-2018	13.44	0.32	(0.41)	(0.09)	(0.34)	—	(0.34)	13.01	(0.63)	0.85	0.82	2.42	513	83
12-31-2017	13.33	0.28	0.18	0.46	(0.35)	—	(0.35)	13.44	3.46	0.85	0.83	2.08	491	92
Series NAV
06-30-2022[3]	13.93	0.15	(1.73)	(1.58)	—	—	—	12.35	(11.34)[4]	0.60[5]	0.57[5]	2.34[5]	5,875	55
12-31-2021	14.58	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.93	(1.15)	0.60	0.57	1.98	7,199	132
12-31-2020	13.78	0.35	0.90	1.25	(0.45)	—	(0.45)	14.58	9.14	0.60	0.58	2.40	7,212	118
12-31-2019	12.98	0.35	0.82	1.17	(0.37)	—	(0.37)	13.78	9.01	0.60	0.58	2.60	7,703	137
12-31-2018	13.41	0.35	(0.41)	(0.06)	(0.37)	—	(0.37)	12.98	(0.38)	0.60	0.57	2.66	7,528	83
12-31-2017	13.31	0.32	0.16	0.48	(0.38)	—	(0.38)	13.41	3.65	0.60	0.58	2.33	8,625	92
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Not annualized. 5. Annualized.
Short Term Government Income Trust
Series I
06-30-2022[3]	11.88	0.05	(0.60)	(0.55)	—	—	—	11.33	(4.63)[4]	0.71[5]	0.70[5]	0.91[5]	26	11
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.59)	0.70	0.69	1.04	30	32
12-31-2020	12.07	0.16	0.27	0.43	(0.21)	—	(0.21)	12.29	3.60	0.71	0.71	1.30	33	38
12-31-2019	11.87	0.15	0.25	0.40	(0.20)	—	(0.20)	12.07	3.39	0.71	0.71	1.25	36	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.84	0.68	0.67	1.26	35	28
12-31-2017	12.12	0.11	(0.04)	0.07	(0.17)	—	(0.17)	12.02	0.57	0.67	0.66	0.88	38	47
Series II
06-30-2022[3]	11.89	0.04	(0.61)	(0.57)	—	—	—	11.32	(4.79)[4]	0.91[5]	0.90[5]	0.71[5]	18	11
12-31-2021	12.30	0.10	(0.32)	(0.22)	(0.19)	—	(0.19)	11.89	(1.78)	0.90	0.89	0.84	22	32
12-31-2020	12.08	0.14	0.27	0.41	(0.19)	—	(0.19)	12.30	3.39	0.91	0.91	1.10	29	38
12-31-2019	11.88	0.13	0.25	0.38	(0.18)	—	(0.18)	12.08	3.18	0.91	0.91	1.05	23	54
12-31-2018	12.02	0.13	(0.05)	0.08	(0.22)	—	(0.22)	11.88	0.64	0.88	0.87	1.05	26	28
12-31-2017	12.13	0.08	(0.04)	0.04	(0.15)	—	(0.15)	12.02	0.37	0.87	0.86	0.68	28	47
Series NAV
06-30-2022[3]	11.88	0.05	(0.60)	(0.55)	—	—	—	11.33	(4.63)[4]	0.66[5]	0.65[5]	0.96[5]	124	11
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.54)	0.65	0.64	1.09	130	32
12-31-2020	12.07	0.17	0.27	0.44	(0.22)	—	(0.22)	12.29	3.65	0.66	0.66	1.35	131	38
12-31-2019	11.87	0.16	0.25	0.41	(0.21)	—	(0.21)	12.07	3.44	0.66	0.66	1.30	120	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.89	0.63	0.62	1.28	115	28
12-31-2017	12.12	0.11	(0.03)	0.08	(0.18)	—	(0.18)	12.02	0.62	0.62	0.61	0.93	237	47
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
06-30-2022[3]	14.07	0.18	(1.70)	(1.52)	—	—	—	12.55	(10.87)[4]	0.77[5]	0.76[5]	2.76[5]	252	20
12-31-2021	14.44	0.37	(0.25)	0.12	(0.49)	—	(0.49)	14.07	0.90	0.76	0.75	2.56	301	61
12-31-2020	13.52	0.35	0.80	1.15	(0.23)	—	(0.23)	14.44	8.59	0.76	0.76	2.54	333	73
12-31-2019	12.53	0.40	0.96	1.36	(0.37)	—	(0.37)	13.52	10.91	0.76	0.76	3.03	361	95
12-31-2018	13.72	0.49	(1.17)	(0.68)	(0.51)	—	(0.51)	12.53	(5.03)	0.74	0.73	3.63	371	61
12-31-2017	13.41	0.46	0.29	0.75	(0.44)	—	(0.44)	13.72	5.59	0.73	0.73	3.36	477	40
Series II
06-30-2022[3]	14.11	0.17	(1.71)	(1.54)	—	—	—	12.57	(10.98)[4]	0.97[5]	0.96[5]	2.58[5]	50	20
12-31-2021	14.47	0.34	(0.24)	0.10	(0.46)	—	(0.46)	14.11	0.70	0.96	0.95	2.36	51	61
12-31-2020	13.56	0.32	0.80	1.12	(0.21)	—	(0.21)	14.47	8.36	0.96	0.96	2.34	38	73
12-31-2019	12.56	0.38	0.97	1.35	(0.35)	—	(0.35)	13.56	10.75	0.96	0.96	2.83	36	95
12-31-2018	13.76	0.46	(1.18)	(0.72)	(0.48)	—	(0.48)	12.56	(5.29)	0.94	0.93	3.43	36	61
12-31-2017	13.45	0.44	0.28	0.72	(0.41)	—	(0.41)	13.76	5.37	0.93	0.93	3.16	45	40
Series NAV
06-30-2022[3]	14.03	0.19	(1.71)	(1.52)	—	—	—	12.51	(10.83)[4]	0.72[5]	0.71[5]	2.81[5]	84	20
12-31-2021	14.39	0.38	(0.24)	0.14	(0.50)	—	(0.50)	14.03	0.95	0.71	0.70	2.61	96	61
12-31-2020	13.48	0.35	0.80	1.15	(0.24)	—	(0.24)	14.39	8.60	0.71	0.71	2.59	87	73
12-31-2019	12.49	0.41	0.96	1.37	(0.38)	—	(0.38)	13.48	11.00	0.71	0.71	3.08	80	95
12-31-2018	13.68	0.49	(1.16)	(0.67)	(0.52)	—	(0.52)	12.49	(5.00)	0.69	0.68	3.68	79	61
12-31-2017	13.37	0.47	0.28	0.75	(0.44)	—	(0.44)	13.68	5.66	0.68	0.68	3.42	96	40
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Not annualized. 5. Annualized.
Total Bond Market Trust
Series I
06-30-2022[3]	10.45	0.10	(1.20)	(1.10)	—	—	—	9.35	(10.53)[4]	0.56[5]	0.30[5]	1.97[5]	284	30
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.24)	—	(0.24)	10.45	(1.81)	0.57	0.30	1.58	336	32
12-31-2020	10.39	0.21	0.54	0.75	(0.25)	—	(0.25)	10.89	7.23	0.57	0.30	1.93	389	40
12-31-2019	9.82	0.26	0.55	0.81	(0.24)	—	(0.24)	10.39	8.24	0.57	0.30	2.49	311	36
12-31-2018	10.11	0.25	(0.27)	(0.02)	(0.27)	—	(0.27)	9.82	(0.19)	0.57	0.30	2.57	256	22
12-31-2017	10.08	0.24	0.08	0.32	(0.29)	—	(0.29)	10.11	3.18	0.57	0.30	2.39	247	46
Series II
06-30-2022[3]	10.46	0.09	(1.20)	(1.11)	—	—	—	9.35	(10.61)[4]	0.76[5]	0.50[5]	1.77[5]	52	30
12-31-2021	10.91	0.15	(0.38)	(0.23)	(0.22)	—	(0.22)	10.46	(2.10)	0.77	0.50	1.38	62	32
12-31-2020	10.40	0.19	0.55	0.74	(0.23)	—	(0.23)	10.91	7.11	0.77	0.50	1.73	81	40
12-31-2019	9.83	0.24	0.55	0.79	(0.22)	—	(0.22)	10.40	8.02	0.77	0.50	2.29	57	36
12-31-2018	10.13	0.23	(0.28)	(0.05)	(0.25)	—	(0.25)	9.83	(0.49)	0.77	0.50	2.37	57	22
12-31-2017	10.09	0.23	0.08	0.31	(0.27)	—	(0.27)	10.13	3.08	0.77	0.50	2.19	61	46
Series NAV
06-30-2022[3]	10.44	0.10	(1.19)	(1.09)	—	—	—	9.35	(10.44)[4]	0.51[5]	0.25[5]	2.05[5]	426	30
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.25)	—	(0.25)	10.44	(1.86)	0.52	0.25	1.62	350	32
12-31-2020	10.38	0.22	0.54	0.76	(0.25)	—	(0.25)	10.89	7.39	0.52	0.25	1.99	329	40
12-31-2019	9.81	0.26	0.55	0.81	(0.24)	—	(0.24)	10.38	8.30	0.52	0.25	2.54	271	36
12-31-2018	10.11	0.26	(0.29)	(0.03)	(0.27)	—	(0.27)	9.81	(0.24)	0.52	0.25	2.62	252	22
12-31-2017	10.07	0.26	0.08	0.34	(0.30)	—	(0.30)	10.11	3.34	0.52	0.25	2.45	264	46
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
06-30-2022[3]	11.19	0.02	(0.19)	(0.17)	—	—	—	11.02	(1.43)[4]	0.67[5]	0.60[5]	0.32[5]	11	37
12-31-2021	11.46	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.19	(0.46)	0.67	0.60	0.34	11	47
12-31-2020	11.51	0.14	0.03	0.17	(0.22)	—	(0.22)	11.46	1.47	0.67	0.60	1.21	15	71
12-31-2019	11.37	0.23	0.12	0.35	(0.21)	—	(0.21)	11.51	3.12	0.67	0.62	2.02	12	64
12-31-2018	11.41	0.16	—[6]	0.16	(0.20)	—	(0.20)	11.37	1.40	0.68	0.65	1.42	12	59
12-31-2017	11.52	0.09	(0.01)	0.08	(0.19)	—	(0.19)	11.41	0.66	0.66	0.65	0.82	11	53
Series II
06-30-2022[3]	11.19	0.01	(0.19)	(0.18)	—	—	—	11.01	(1.61)[4]	0.87[5]	0.80[5]	0.13[5]	230	37
12-31-2021	11.46	0.02	(0.10)	(0.08)	(0.19)	—	(0.19)	11.19	(0.66)	0.87	0.80	0.15	197	47
12-31-2020	11.51	0.12	0.03	0.15	(0.20)	—	(0.20)	11.46	1.28	0.87	0.80	1.02	255	71
12-31-2019	11.37	0.21	0.12	0.33	(0.19)	—	(0.19)	11.51	2.91	0.87	0.82	1.82	234	64
12-31-2018	11.41	0.14	—[6]	0.14	(0.18)	—	(0.18)	11.37	1.19	0.88	0.85	1.21	193	59
12-31-2017	11.52	0.07	(0.02)	0.05	(0.16)	—	(0.16)	11.41	0.46	0.86	0.85	0.62	205	53
Series NAV
06-30-2022[3]	11.20	0.02	(0.19)	(0.17)	—	—	—	11.03	(1.52)[4]	0.62[5]	0.55[5]	0.36[5]	35	37
12-31-2021	11.47	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.20	(0.41)	0.62	0.55	0.38	38	47
12-31-2020	11.51	0.15	0.04	0.19	(0.23)	—	(0.23)	11.47	1.61	0.62	0.55	1.27	34	71
12-31-2019	11.38	0.24	0.11	0.35	(0.22)	—	(0.22)	11.51	3.08	0.62	0.57	2.07	31	64
12-31-2018	11.41	0.17	—[6]	0.17	(0.20)	—	(0.20)	11.38	1.53	0.63	0.60	1.46	31	59
12-31-2017	11.53	0.10	(0.03)	0.07	(0.19)	—	(0.19)	11.41	0.62	0.61	0.60	0.89	29	53
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-22. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or
51

Significant accounting policies, continued

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2022, by major security category or type:
	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$201,012,651	—	$201,012,651	—
Foreign government obligations	3,829,072	—	3,829,072	—
Corporate bonds	255,670,308	—	255,670,308	—
Capital preferred securities	1,051,086	—	1,051,086	—
Municipal bonds	3,938,568	—	3,938,568	—
Term loans	1,658,472	—	1,658,472	—
Collateralized mortgage obligations	55,252,077	—	55,252,077	—
Asset backed securities	40,908,130	—	40,908,130	—
Common stocks	366,228	$366,228	—	—
Preferred securities	853,485	641,857	211,628	—
Warrants	16,940	16,940	—	—
Escrow certificates	265	—	265	—
Short-term investments	15,216,740	9,665,740	5,551,000	—
Total investments in securities	$579,774,022	$10,690,765	$569,083,257	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$447,338,122	—	$447,338,122	—
Foreign government obligations	7,801,885	—	7,801,885	—
Corporate bonds	234,419,338	—	234,419,338	—
Municipal bonds	3,131,184	—	3,131,184	—
Collateralized mortgage obligations	72,960,071	—	72,960,071	—
Asset backed securities	88,390,346	—	88,390,346	—
Short-term investments	36,840,525	$36,840,525	—	—
Total investments in securities	$890,881,471	$36,840,525	$854,040,946	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,019,278	—	$1,019,278	—
Corporate bonds	138,319,288	—	138,319,288	—
Convertible bonds	1,641,819	—	1,641,819	—
Term loans	7,958,347	—	7,546,675	$411,672
Asset backed securities	11,560,052	—	11,560,052	—
Common stocks	1,152,277	$1,137,593	11,750	2,934
Preferred securities	1,341,367	815,127	—	526,240
Short-term investments	8,209,410	8,209,410	—	—
Total investments in securities	$171,201,838	$10,162,130	$160,098,862	$940,846
Derivatives:
Assets
Forward foreign currency contracts	$19,825	—	$19,825	—
Swap contracts	194,998	—	194,998	—
Liabilities
Futures	(48,917)	$(48,917)	—	—
Forward foreign currency contracts	(20,536)	—	(20,536)	—
Swap contracts	(53,712)	—	(53,712)	—
52

Significant accounting policies, continued

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$163,628,716	—	$163,628,716	—
Foreign government obligations	11,116,282	—	11,116,282	—
Corporate bonds	66,402,331	—	66,402,331	—
Municipal bonds	4,817,410	—	4,817,410	—
Term loans	3,104,325	—	3,104,325	—
Collateralized mortgage obligations	33,517,803	—	33,517,803	—
Asset backed securities	22,740,228	—	22,740,228	—
Common stocks	15,214	—	15,214	—
Short-term investments	3,244,934	$544,934	2,700,000	—
Total investments in securities	$308,587,243	$544,934	$308,042,309	—
Derivatives:
Assets
Futures	$626,319	$626,319	—	—
Forward foreign currency contracts	210,625	—	$210,625	—
Swap contracts	1,502,163	—	1,502,163	—
Liabilities
Futures	(79,902)	(79,902)	—	—
Forward foreign currency contracts	(2,685)	—	(2,685)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$124,544,039	—	$124,544,039	—
U.S. Government Agency	1,705,540,735	—	1,705,540,735	—
Repurchase agreement	498,300,000	—	498,300,000	—
Total investments in securities	$2,328,384,774	—	$2,328,384,774	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$10,488,316	—	$10,488,316	—
Foreign government obligations	69,733,223	—	68,901,741	$831,482
Corporate bonds	36,134,421	—	36,134,421	—
Convertible bonds	3,489,961	—	3,489,961	—
Municipal bonds	6,462,433	—	6,462,433	—
Term loans	10,561,480	—	10,561,480	—
Collateralized mortgage obligations	10,556,714	—	10,556,714	—
Asset backed securities	10,027,985	—	10,027,985	—
Preferred securities	62,084	$56,187	5,897	—
Exchange-traded funds	7,870,836	7,870,836	—	—
Short-term investments	9,685,655	9,685,655	—	—
Total investments in securities	$175,073,108	$17,612,678	$156,628,948	$831,482
Derivatives:
Assets
Futures	$584,696	$584,696	—	—
Forward foreign currency contracts	1,209,396	—	$1,209,396	—
Swap contracts	1,658,998	—	1,658,998	—
53

Significant accounting policies, continued

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Liabilities
Futures	$(57,161)	$(57,161)	—	—
Forward foreign currency contracts	(659,074)	—	$(659,074)	—
Swap contracts	(4,155,574)	—	(4,155,574)	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,392,793,429	—	$2,392,793,429	—
Foreign government obligations	8,801,789	—	8,801,789	—
Corporate bonds	2,238,290,215	—	2,238,290,215	—
Municipal bonds	66,218,099	—	66,218,099	—
Collateralized mortgage obligations	686,548,439	—	686,548,439	—
Asset backed securities	943,157,720	—	943,157,720	—
Preferred securities	5,990,273	$5,990,273	—	—
Short-term investments	307,374,000	—	307,374,000	—
Total investments in securities	$6,649,173,964	$5,990,273	$6,643,183,691	—
Derivatives:
Liabilities
Futures	$(2,795)	$(2,795)	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$159,267,856	—	$159,267,856	—
Municipal bonds	7,751,956	—	7,751,956	—
Collateralized mortgage obligations	1,337,201	—	1,337,201	—
Short-term investments	2,447,000	—	2,447,000	—
Total investments in securities	$170,804,013	—	$170,804,013	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$27,941,295	—	$27,941,295	—
Foreign government obligations	82,893,030	—	82,893,030	—
Corporate bonds	179,052,060	—	179,052,060	—
Convertible bonds	6,996,742	—	6,996,742	—
Capital preferred securities	432,394	—	432,394	—
Term loans	39,523,350	—	39,523,350	—
Collateralized mortgage obligations	13,913,527	—	13,913,527	—
Asset backed securities	4,084,476	—	4,084,476	—
Common stocks	6,364,536	$5,604,784	759,752	—
Preferred securities	12,281,868	11,043,540	1,238,328	—
Purchased options	34,141	—	34,141	—
Short-term investments	17,307,303	5,929,303	11,378,000	—
Total investments in securities	$390,824,722	$22,577,627	$368,247,095	—
Derivatives:
Assets
Futures	$176,607	$176,607	—	—
Forward foreign currency contracts	2,593,561	—	$2,593,561	—
Liabilities
Futures	(12,624)	(12,624)	—	—
54

Significant accounting policies, continued

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Forward foreign currency contracts	$(505,620)	—	$(505,620)	—
Written options	(71,831)	—	(71,831)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$518,921,442	—	$518,921,442	—
Foreign government obligations	6,525,899	—	6,525,899	—
Corporate bonds	212,930,310	—	212,930,310	—
Municipal bonds	4,043,436	—	4,043,436	—
Collateralized mortgage obligations	17,849,023	—	17,849,023	—
Asset backed securities	1,538,264	—	1,538,264	—
Common stocks	948	$948	—	—
Warrants	1,694	1,694	—	—
Short-term investments	4,833,867	4,833,867	—	—
Total investments in securities	$766,644,883	$4,836,509	$761,808,374	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,014,353	—	$2,014,353	—
Corporate bonds	152,109,582	—	152,109,582	—
Municipal bonds	1,962,932	—	1,962,932	—
Collateralized mortgage obligations	1,192,437	—	1,192,437	—
Asset backed securities	61,182,431	—	61,182,431	—
Short-term investments	70,757,430	$18,183,475	52,573,955	—
Total investments in securities	$289,219,165	$18,183,475	$271,035,690	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date. As a result, the portfolios have paid (received) cash collateral to (from) certain counterparties to these transactions, which is recorded as Cash collateral at broker for sale commitments (Payable for collateral on sale commitments), as follows:
Portfolio	Counterparty	Collateral Paid/ (Received)
Core Bond Trust	Barclays	$390,000
55

Significant accounting policies, continued

Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At June 30, 2022, Opportunistic Fixed Income Trust and Strategic Income Opportunities Trust had $13,306 and $42,234, respectively, in unfunded loan commitments outstanding.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
56

Significant accounting policies, continued

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2022:
Portfolio	Market value of securities on loan	Cash collateral received
Active Bond Trust	$3,504,850	$3,581,610
Core Bond Trust	698,153	713,237
High Yield Trust	7,840,038	8,025,392
Investment Quality Bond Trust	531,382	542,950
Opportunistic Fixed Income Trust	394,192	403,354
Strategic Income Opportunities Trust	5,789,502	5,935,719
Total Bond Market Trust	4,014,006	4,090,212
Ultra Short Term Bond Trust	479,333	490,740
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
As a result of political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which has resulted, and may continue to result, in devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities, property or interests.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds, excluding Core Bond Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
Core Bond Trust and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2022, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2022 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$2,957
Core Bond Trust	14,209
High Yield Trust	2,308
Investment Quality Bond Trust	2,383
Money Market Trust	5,820
Opportunistic Fixed Income Trust	2,311
Portfolio	Commitment fee
Select Bond Trust	$14,430
Short Term Government Income Trust	2,277
Strategic Income Opportunities Trust	2,611
Total Bond Market Trust	3,001
Ultra Short Term Bond Trust	2,363

57

Significant accounting policies, continued

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2021, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2021:
	No Expiration Date
Portfolio	Short Term	Long Term
Core Bond Trust	$1,514,071	$—
High Yield Trust	—	60,380,640
Short Term Government Income Trust	3,520,929	21,977,527
Strategic Income Opportunities Trust	828,377	—
Total Bond Market Trust	1,366,053	7,802,439
Ultra Short Term Bond Trust	7,001,629	15,327,420
As of December 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2022, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$635,300,908	$2,983,167	$(58,510,053)	$(55,526,886)
Core Bond Trust	966,784,148	767,337	(76,670,014)	(75,902,677)
High Yield Trust	210,486,461	744,099	(39,937,064)	(39,192,965)
Investment Quality Bond Trust	340,206,729	2,964,471	(32,327,437)	(29,362,966)
Money Market Trust	2,328,384,774	—	—	—
Opportunistic Fixed Income Trust	212,889,500	1,467,524	(40,702,635)	(39,235,111)
Select Bond Trust	7,318,812,998	1,616,893	(671,258,722)	(669,641,829)
Short Term Government Income Trust	181,819,772	90,404	(11,106,163)	(11,015,759)
Strategic Income Opportunities Trust	447,860,122	2,740,137	(57,595,444)	(54,855,307)
Total Bond Market Trust	827,388,088	2,866,720	(63,609,925)	(60,743,205)
Ultra Short Term Bond Trust	296,548,908	6,852	(7,336,595)	(7,329,743)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities and wash sale loss deferrals.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
58

Derivative instruments, continued

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2022. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage duration of the portfolio.	From $9.1 million to $9.8 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $76.2 million to $84.3 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $60.7 million to $89.4 million
Select Bond Trust	To manage against changes in interest rates and manage duration of the portfolio.	Up to $11.6 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	From $18.8 million to $56.3 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2022. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	Up to $1.2 million
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Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $8.8 million to $9.7 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $156.2 million to $192.0 million
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $162 million to $448.7 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used purchased options contracts during the six months ended June 30, 2022. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Investment Quality Bond Trust	To manage against changes in interest rates. At June 30, 2022, there were no open purchased options contracts.	Up to $23,000
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	From $1,000 to $34,000
The following table details how the portfolios used written options contracts during the six months ended June 30, 2022. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Investment Quality Bond Trust	To manage against changes in interest rates. At June 30, 2022, there were no open written option contracts.	Up to $87,000
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	Up to $71,000
An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to falling interest rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors are put options placed on a floating-rate index.
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the six months ended June 30, 2022. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	Up to $7.8 million
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Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $52.4 million to $57.0 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as the buyer during the six months ended June 30, 2022. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against potential credit events.	Up to $3.0 million
Investment Quality Bond Trust	To manage against potential credit events.	From $1.3 million to $3.8 million
Opportunistic Fixed Income Trust	To manage against potential credit events.	From $21.4 million to $91.0 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as the seller during the six months ended June 30, 2022. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index.	From $1.1 million to $1.6 million
Investment Quality Bond Trust	To gain credit exposure to an issuer or index. At June 30, 2022, there were no open credit default swap contracts as the seller.	Up to $2.7 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	From $480,000 to $15.0 million
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
The following table details how the portfolios used inflation swaps during the six months ended June 30, 2022. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage exposure to inflation risk.	From $3.7 million to $10.9 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the six months ended June 30, 2022. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	From $16.1 million to $23.2 million
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Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2022 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
High Yield Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(48,917)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$19,825	(20,536)
	Credit	Swap contracts, at value[2]	Credit default swaps	194,998	(53,712)
				$214,823	$(123,165)
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$626,319	$(79,902)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	210,625	(2,685)
	Credit	Swap contracts, at value[2]	Credit default swaps	338,464	—
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	1,163,699	—
				$2,339,107	$(82,587)
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$584,696	$(57,161)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,209,396	(659,074)
	Credit	Swap contracts, at value[2]	Credit default swaps	195,571	(765,505)
	Interest rate	Swap contracts, at value	Total return swaps	672,673	(109,961)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	153,694	(3,270,909)
	Inflation	Swap contracts, at value	Inflation swaps	637,060	(9,199)
				$3,453,090	$(4,871,809)
Select Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(2,795)
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$176,607	$(12,624)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	2,593,561	(505,620)
	Currency	Unaffiliated investments, at value[3]	Purchased options	34,141	—
	Currency	Written options, at value	Written options	—	(71,831)
				$2,804,309	$(590,075)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
[3]	Purchased options are included in the Portfolios of investments.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty. The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$1,209,396	$(659,074)
Swap contracts	1,505,304	(568,797)
Totals	$2,714,700	$(1,227,871)
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Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$165,075	$(747)	$164,328	$164,328	—	—
Barclays Bank PLC	147,692	(20,868)	126,824	126,824	—	—
Citibank, N.A.	849,212	(289,050)	560,162	510,000	—	$50,162
Goldman Sachs International	104,892	(192,642)	(87,750)	—	—	(87,750)
JPMorgan Chase Bank, N.A.	688,107	(303,012)	385,095	379,000	—	6,095
Morgan Stanley & Co. International PLC	725,260	(413,530)	311,730	311,730	—	—
State Street Bank and Trust Company	34,462	(8,022)	26,440	—	—	26,440
Totals	$2,714,700	$(1,227,871)	$1,486,829	$1,491,882	—	$(5,053)
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2022:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	—	$(589,608)	—	—	—	$(589,608)
	Currency	—	—	$(30,148)	—	—	(30,148)
	Credit	—	—	—	—	$13,709	13,709
	Total	—	$(589,608)	$(30,148)	—	$13,709	$(606,047)
Investment Quality Bond Trust	Interest rate	$(280,095)	$5,950,508	—	$(148,879)	—	$5,521,534
	Currency	—	—	$153,251	—	—	153,251
	Credit	—	—	—	—	$(223,942)	(223,942)
	Total	$(280,095)	$5,950,508	$153,251	$(148,879)	$(223,942)	$5,450,843
Opportunistic Fixed Income Trust	Interest rate	—	$4,540,090	—	—	$2,224,713	$6,764,803
	Currency	—	—	$981,372	—	—	981,372
	Credit	—	—	—	—	(70,528)	(70,528)
	Inflation	—	—	—	—	198,502	198,502
	Total	—	$4,540,090	$981,372	—	$2,352,687	$7,874,149
Strategic Income Opportunities Trust	Interest rate	—	$5,256,802	—	—	—	$5,256,802
	Currency	$(140,760)	—	$2,265,256	—	—	2,124,496
	Total	$(140,760)	$5,256,802	$2,265,256	—	—	$7,381,298

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2022:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	—	$(62,329)	—	—	—	$(62,329)
	Currency	—	—	$1,357	—	—	1,357
	Credit	—	—	—	—	$3,630	3,630
	Total	—	$(62,329)	$1,357	—	$3,630	$(57,342)
Investment Quality Bond Trust	Interest rate	$275,112	$807,924	—	$(91,780)	$1,260,311	$2,251,567
	Currency	—	—	$283,102	—	—	283,102
	Credit	—	—	—	—	401,706	401,706
	Total	$275,112	$807,924	$283,102	$(91,780)	$1,662,017	$2,936,375
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		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Opportunistic Fixed Income Trust	Interest rate	—	$(19,116)	—	—	$(2,218,456)	$(2,237,572)
	Currency	—	—	$795,272	—	—	795,272
	Credit	—	—	—	—	127,589	127,589
	Inflation	—	—	—	—	(769,958)	(769,958)
	Total	—	$(19,116)	$795,272	—	$(2,860,825)	$(2,084,669)
Select Bond Trust	Interest rate	—	$(2,795)	—	—	—	$(2,795)
Strategic Income Opportunities Trust	Interest rate	—	$599,384	—	—	—	$599,384
	Currency	$102,864	—	$1,251,068	$(2,725)	—	1,351,207
	Total	$102,864	$599,384	$1,251,068	$(2,725)	—	$1,950,591

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the nets assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.
•  Strategic Income Opportunities Trust— a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, Strategic Income Opportunities Fund, a series of JHF II, and Strategic Income Opportunities Fund, a subfund of Manulife Investment Management I PLC.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
64

Fees and transactions with affiliates, continued

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. The portfolios’ management is allocated among the following managers.
Portfolio	Subadvisor(s)
Active Bond Trust Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC [1]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP
Core Bond Trust	Allspring Global Investments, LLC
High Yield Trust	Western Asset Management Company, LLC
1 An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2022, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the Portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust or, if necessary, make payment to the portfolios in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolios' average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2023, unless renewed by mutual agreement of the advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor and Distributor have voluntarily agreed to waive a portion of their fees (including, but not limited to, Rule 12b-1 fees) and/or reimburse certain expenses to the extent necessary to assist Money Market Trust in attempting to achieve a yield of at least 0.00%. These fee waivers and/or expense reimbursements are voluntary and may be amended or terminated at any time by the Advisor and Distributor upon notice to the Trust.
For the six months ended June 30, 2022, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,273	$5,455	$19,809	$26,537
Core Bond Trust	3,111	3,018	31,509	37,638
High Yield Trust	2,421	1,740	3,870	8,031
Investment Quality Bond Trust	5,021	2,681	2,506	10,208
Money Market Trust	877,018	91,924	248,800	1,217,742
Opportunistic Fixed Income Trust	4,355	9,062	19,947	33,364
Select Bond Trust	30,817	81,553	915,608	1,027,978
Short Term Government Income Trust	1,153	863	5,262	7,278
Strategic Income Opportunities Trust	11,545	2,151	3,757	17,453
Total Bond Market Trust	400,410	74,227	570,267	1,044,904
Ultra Short Term Bond Trust	3,677	70,816	12,746	87,239
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2022, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
65

Fees and transactions with affiliates, continued

Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.57%
High Yield Trust	0.69%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.24%
Opportunistic Fixed Income Trust	0.61%

Portfolio	Net Annual Effective Rate
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.63%
Total Bond Market Trust	0.21%
Ultra Short Term Bond Trust	0.48%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2022, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2022 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$7,593	$162,538	$170,131
Core Bond Trust	18,556	90,053	108,609
High Yield Trust	14,435	51,806	66,241
Investment Quality Bond Trust	29,953	79,967	109,920
Money Market Trust	402,655	94,371	497,026
Opportunistic Fixed Income Trust	6,114	63,332	69,446
Select Bond Trust	40,123	530,806	570,929
Short Term Government Income Trust	6,884	25,655	32,539
Strategic Income Opportunities Trust	68,902	64,283	133,185
Total Bond Market Trust	76,222	70,661	146,883
Ultra Short Term Bond Trust	2,692	259,043	261,735
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Active Bond Trust	Lender	$2,900,000	1	0.945%	$76
Investment Quality Bond Trust	Lender	2,500,000	3	0.945%	197
Opportunistic Fixed Income Trust	Lender	2,600,000	1	0.665%	48
Select Bond Trust	Lender	143,400,000	1	0.665%	2,649
Short Term Government Income Trust	Lender	2,900,000	1	0.540%	44
Strategic Income Opportunities Trust	Lender	15,000,000	1	0.540%	225
Ultra Short Term Bond Trust	Lender	7,100,000	4	0.540%	426
66

6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2022 and for the year ended December 31, 2021 were as follows:
Active Bond Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	35,213	$317,350	240,242	$2,442,222
Distributions reinvested	—	—	166,932	1,630,925
Repurchased	(253,994)	(2,326,922)	(407,129)	(4,139,088)
Net increase (decrease)	(218,781)	$(2,009,572)	45	$(65,941)
Series II shares
Sold	227,301	$2,167,014	1,467,918	$14,818,207
Distributions reinvested	—	—	679,356	6,657,686
Repurchased	(2,148,963)	(19,191,647)	(2,443,263)	(24,833,201)
Net decrease	(1,921,662)	$(17,024,633)	(295,989)	$(3,357,308)
Series NAV shares
Sold	449,090	$4,069,466	1,622,314	$16,501,493
Distributions reinvested	—	—	2,702,571	26,431,140
Repurchased	(6,897,262)	(64,351,899)	(2,388,952)	(24,301,538)
Net increase (decrease)	(6,448,172)	$(60,282,433)	1,935,933	$18,631,095
Total net increase (decrease)	(8,588,615)	$(79,316,638)	1,639,989	$15,207,846
Core Bond Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	44,493	$532,667	357,871	$4,961,318
Distributions reinvested	—	—	399,850	5,234,036
Repurchased	(539,121)	(6,701,630)	(854,306)	(11,789,724)
Net decrease	(494,628)	$(6,168,963)	(96,585)	$(1,594,370)
Series II shares
Sold	171,584	$2,091,994	575,378	$7,891,689
Distributions reinvested	—	—	360,304	4,712,777
Repurchased	(404,560)	(4,957,847)	(847,917)	(11,682,313)
Net increase (decrease)	(232,976)	$(2,865,853)	87,765	$922,153
Series NAV shares
Sold	1,482,559	$17,796,700	3,754,439	$51,540,022
Distributions reinvested	—	—	3,963,696	51,607,322
Repurchased	(5,712,841)	(69,131,590)	(4,769,329)	(65,836,194)
Net increase (decrease)	(4,230,282)	$(51,334,890)	2,948,806	$37,311,150
Total net increase (decrease)	(4,957,886)	$(60,369,706)	2,939,986	$36,638,933
High Yield Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	154,335	$772,408	1,027,735	$5,564,561
Distributions reinvested	—	—	608,270	3,205,581
Repurchased	(1,013,271)	(5,014,152)	(1,893,678)	(10,194,943)
Net decrease	(858,936)	$(4,241,744)	(257,673)	$(1,424,801)
Series II shares
Sold	266,271	$1,401,549	1,493,962	$8,320,644
Distributions reinvested	—	—	421,675	2,281,261
Repurchased	(1,613,445)	(8,306,912)	(1,758,428)	(9,772,452)
Net increase (decrease)	(1,347,174)	$(6,905,363)	157,209	$829,453
Series NAV shares
Sold	2,752,062	$13,615,197	4,789,193	$25,313,469
Distributions reinvested	—	—	922,162	4,767,578
Repurchased	(2,523,168)	(12,166,406)	(3,514,467)	(18,560,551)
Net increase	228,894	$1,448,791	2,196,888	$11,520,496
Total net increase (decrease)	(1,977,216)	$(9,698,316)	2,096,424	$10,925,148
67

Portfolio share transactions, continued

Investment Quality Bond Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	29,419	$318,159	973,696	$11,454,173
Distributions reinvested	—	—	498,625	5,724,212
Repurchased	(1,050,020)	(11,074,582)	(1,497,180)	(17,840,882)
Net decrease	(1,020,601)	$(10,756,423)	(24,859)	$(662,497)
Series II shares
Sold	55,765	$594,837	732,100	$8,680,413
Distributions reinvested	—	—	256,642	2,948,815
Repurchased	(642,570)	(6,725,406)	(1,352,137)	(16,125,260)
Net decrease	(586,805)	$(6,130,569)	(363,395)	$(4,496,032)
Series NAV shares
Sold	497,372	$5,234,248	2,176,981	$25,830,748
Distributions reinvested	—	—	234,105	2,675,825
Repurchased	(348,661)	(3,784,049)	(313,451)	(3,713,034)
Net increase	148,711	$1,450,199	2,097,635	$24,793,539
Total net increase (decrease)	(1,458,695)	$(15,436,793)	1,709,381	$19,635,010
Money Market Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	344,293,834	$344,293,834	222,102,581	$222,102,581
Distributions reinvested	730,518	730,518	58,160	58,160
Repurchased	(112,116,819)	(112,116,819)	(535,223,505)	(535,223,505)
Net increase (decrease)	232,907,533	$232,907,533	(313,062,764)	$(313,062,764)
Series II shares
Sold	1,747,297	$1,747,297	2,153,308	$2,153,308
Distributions reinvested	—	—	3,156	3,156
Repurchased	(8,872,596)	(8,872,596)	(22,757,292)	(22,757,292)
Net decrease	(7,125,299)	$(7,125,299)	(20,600,828)	$(20,600,828)
Series NAV shares
Sold	199,271,317	$199,271,317	264,429,473	$264,429,473
Distributions reinvested	328,448	328,448	14,715	14,715
Repurchased	(104,302,751)	(104,302,751)	(338,944,647)	(338,944,647)
Net increase (decrease)	95,297,014	$95,297,014	(74,500,459)	$(74,500,459)
Total net increase (decrease)	321,079,248	$321,079,248	(408,164,051)	$(408,164,051)
Opportunistic Fixed Income Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	16,463	$192,908	186,649	$2,481,215
Distributions reinvested	—	—	161,533	2,001,393
Repurchased	(320,635)	(3,770,553)	(348,001)	(4,586,175)
Net increase (decrease)	(304,172)	$(3,577,645)	181	$(103,567)
Series II shares
Sold	66,764	$752,194	500,197	$6,363,817
Distributions reinvested	—	—	300,807	3,666,833
Repurchased	(383,984)	(4,188,812)	(597,607)	(7,778,954)
Net increase (decrease)	(317,220)	$(3,436,618)	203,397	$2,251,696
Series NAV shares
Sold	426,515	$4,847,037	2,193,949	$28,812,924
Distributions reinvested	—	—	668,034	8,243,546
Repurchased	(893,823)	(10,506,110)	(472,559)	(6,283,005)
Net increase (decrease)	(467,308)	$(5,659,073)	2,389,424	$30,773,465
Total net increase (decrease)	(1,088,700)	$(12,673,336)	2,593,002	$32,921,594
Select Bond Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	100,777	$1,378,200	1,340,819	$18,969,076
Distributions reinvested	—	—	409,383	5,702,710
Repurchased	(1,310,187)	(16,652,798)	(1,337,736)	(19,188,657)
Net increase (decrease)	(1,209,410)	$(15,274,598)	412,466	$5,483,129
68

Portfolio share transactions, continued

Select Bond Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series II shares
Sold	12,912,645	$166,699,711	4,414,625	$62,957,071
Distributions reinvested	—	—	913,333	12,750,132
Repurchased	(7,426,178)	(95,191,767)	(5,519,393)	(79,170,688)
Net increase (decrease)	5,486,467	$71,507,944	(191,435)	$(3,463,485)
Series NAV shares
Sold	6,981,952	$90,759,181	37,801,333	$541,711,928
Distributions reinvested	—	—	17,353,856	241,565,674
Repurchased	(47,968,591)	(619,193,517)	(32,962,111)	(472,950,905)
Net increase (decrease)	(40,986,639)	$(528,434,336)	22,193,078	$310,326,697
Total net increase (decrease)	(36,709,582)	$(472,200,990)	22,414,109	$312,346,341
Short Term Government Income Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	139,185	$1,602,821	380,269	$4,646,388
Distributions reinvested	—	—	44,888	535,512
Repurchased	(309,153)	(3,560,958)	(642,443)	(7,838,952)
Net decrease	(169,968)	$(1,958,137)	(217,286)	$(2,657,052)
Series II shares
Sold	671,891	$7,898,453	873,090	$10,639,505
Distributions reinvested	—	—	28,026	334,629
Repurchased	(888,550)	(10,328,439)	(1,424,514)	(17,402,188)
Net decrease	(216,659)	$(2,429,986)	(523,398)	$(6,428,054)
Series NAV shares
Sold	845,053	$9,829,565	2,509,574	$30,593,321
Distributions reinvested	—	—	195,457	2,331,807
Repurchased	(782,804)	(9,062,140)	(2,495,719)	(30,504,609)
Net increase	62,249	$767,425	209,312	$2,420,519
Total net decrease	(324,378)	$(3,620,698)	(531,372)	$(6,664,587)
Strategic Income Opportunities Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	349,472	$4,678,947	1,373,158	$19,891,961
Distributions reinvested	—	—	737,958	10,390,453
Repurchased	(1,641,726)	(21,838,196)	(3,760,367)	(54,420,038)
Net decrease	(1,292,254)	$(17,159,249)	(1,649,251)	$(24,137,624)
Series II shares
Sold	625,208	$8,450,062	1,048,218	$15,186,577
Distributions reinvested	—	—	107,227	1,515,124
Repurchased	(269,117)	(3,530,865)	(153,004)	(2,214,801)
Net increase	356,091	$4,919,197	1,002,441	$14,486,900
Series NAV shares
Sold	146,788	$1,953,580	747,606	$10,756,279
Distributions reinvested	—	—	228,689	3,210,797
Repurchased	(267,180)	(3,506,412)	(170,450)	(2,462,138)
Net increase (decrease)	(120,392)	$(1,552,832)	805,845	$11,504,938
Total net increase (decrease)	(1,056,555)	$(13,792,884)	159,035	$1,854,214
Total Bond Market Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,323,422	$13,030,608	2,425,229	$25,920,807
Distributions reinvested	—	—	744,411	7,764,202
Repurchased	(3,072,266)	(29,994,216)	(6,732,124)	(71,631,779)
Net decrease	(1,748,844)	$(16,963,608)	(3,562,484)	$(37,946,770)
Series II shares
Sold	406,781	$4,083,501	1,197,765	$12,796,561
Distributions reinvested	—	—	126,996	1,327,106
Repurchased	(735,941)	(7,175,920)	(2,805,027)	(29,864,689)
Net decrease	(329,160)	$(3,092,419)	(1,480,266)	$(15,741,022)
69

Portfolio share transactions, continued

Total Bond Market Trust, Cont'd	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	21,133,688	$215,709,127	5,460,089	$58,188,101
Distributions reinvested	—	—	772,422	8,048,642
Repurchased	(9,104,286)	(89,978,020)	(2,893,132)	(30,778,295)
Net increase	12,029,402	$125,731,107	3,339,379	$35,458,448
Total net increase (decrease)	9,951,398	$105,675,080	(1,703,371)	$(18,229,344)
Ultra Short Term Bond Trust	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	349,720	$3,884,728	472,264	$5,400,966
Distributions reinvested	—	—	18,353	205,924
Repurchased	(327,599)	(3,639,500)	(800,359)	(9,159,125)
Net increase (decrease)	22,121	$245,228	(309,742)	$(3,552,235)
Series II shares
Sold	6,055,844	$67,108,773	9,017,581	$103,112,362
Distributions reinvested	—	—	312,154	3,502,373
Repurchased	(2,753,213)	(30,577,766)	(14,011,294)	(160,084,832)
Net increase (decrease)	3,302,631	$36,531,007	(4,681,559)	$(53,470,097)
Series NAV shares
Sold	496,971	$5,516,356	668,523	$7,625,706
Distributions reinvested	—	—	64,449	723,115
Repurchased	(707,274)	(7,836,278)	(368,985)	(4,207,370)
Net increase (decrease)	(210,303)	$(2,319,922)	363,987	$4,141,451
Total net increase (decrease)	3,114,449	$34,456,313	(4,627,314)	$(52,880,881)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 80.52% and 99.87% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.93% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 59.56% and 99.29% of Series II and Series NAV shares, respectively, on June 30, 2022. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2022:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$115,131,028	$273,067,591	$114,938,597	$236,768,760
Core Bond Trust	998,945,875	481,544,634	1,100,570,899	420,428,101
High Yield Trust	—	34,053,548	—	36,087,202
Investment Quality Bond Trust	14,551,224	33,194,987	13,656,506	37,013,922
Opportunistic Fixed Income Trust	1,322,136	116,504,747	—	124,982,404
Select Bond Trust	2,125,090,778	1,732,436,911	1,966,529,165	2,157,992,692
Short Term Government Income Trust	1,984,453	21,445,691	9,114,307	15,037,565
Strategic Income Opportunities Trust	20,812,190	65,075,422	10,278,572	70,517,928
Total Bond Market Trust	174,630,703	308,738,333	112,190,625	124,915,855
Ultra Short Term Bond Trust	—	116,709,466	—	70,666,889
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	359,077	$3,651,934	$19,045,975	$(19,106,563)	$(1,960)	$93	$21,512	—	$3,589,479
Core Bond Trust
John Hancock Collateral Trust*	70,507	$2,532,319	$27,658,103	$(29,484,146)	$(1,800)	$336	$5,785	—	$704,812
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Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield Trust
John Hancock Collateral Trust*	801,755	$5,725,696	$36,682,946	$(34,388,486)	$(4,682)	$(815)	$38,419	—	$8,014,659
Investment Quality Bond Trust
John Hancock Collateral Trust*	54,513	$64,565	$4,814,869	$(4,334,249)	$(266)	$15	$1,106	—	$544,934
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	40,115	—	$11,986,967	$(11,583,613)	$(2,271)	$(74)	$1,470	—	$401,009
Select Bond Trust
John Hancock Collateral Trust*	—	$5,365,362	$11,360,705	$(16,722,995)	$(4,552)	$1,480	$8,372	—	—
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	593,144	$6,903,711	$24,616,110	$(25,586,831)	$(4,014)	$327	$14,702	—	$5,929,303
Total Bond Market Trust
John Hancock Collateral Trust*	411,524	$3,599,385	$27,563,589	$(27,046,646)	$(2,934)	$369	$7,923	—	$4,113,763
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	49,081	—	$2,124,700	$(1,633,932)	$(82)	$(49)	$427	—	$490,637
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2022, the following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Core Bond Trust	57.1%
Select Bond Trust	90.4%
10.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
[1]	Less than 0.05%.
11.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
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LIBOR discontinuation risk, continued

The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
12.  Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
13.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
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John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference meeting1 at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference1 meeting held on May 24-25, 2022. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;

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(k) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each
Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the feesunder the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into

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account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2021	Fees and Expenses	Comments
Active Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, five- and ten-year periods and equaled the peer group median for the three-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-, five- and ten-year periods and equaled the median for the three-year period.
The Board took into account management’s discussion of the Trust’s expenses and noted that the Trust’s net total expenses were lower than the peer group median.
Core Bond Trust (Allspring Global Investments, LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one- and five-year periods and outperformed the benchmark index for the three- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and five-year periods, equaled the peer group median for the three-year period and outperformed the peer group median for the ten-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index and the peer group median for the one- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and ten-year periods and to the peer group median for the ten-year period. The Board noted the Trust’s performance equaled the peer group median for the three-year period.
The Board took into account management’s discussion of the Trust’s expenses and noted that the Trust’s net total expenses were lower than the peer group median.
High Yield Trust (Western Asset Management Company, LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses and noted that the Trust’s net total expenses were lower than the peer group median.
77

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2021	Fees and Expenses	Comments
Investment Quality Bond Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five-year and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Money Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed the benchmark index for the year-to-date period ended April 30, 2022.
The Board noted the Trust’s net management fees and net total expenses are equal to the peer group median.
Opportunistic Fixed Income Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one- and ten-year periods and outperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
78

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2021	Fees and Expenses	Comments
Select Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
Short Term Government Income Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the three-, five-, and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-year period.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2022.
The Board took into account management’s discussion of the Trust’s expenses and noted that the Trust’s net total expenses were lower than the peer group median.
Strategic Income Opportunities Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and five-year periods and outperformed the peer group median for the three- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the peer group median for the one- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses and noted that the Trust’s net total expenses were lower than the peer group median.
79

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2021	Fees and Expenses	Comments
Total Bond Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
Ultra Short Term Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed peer group median for the one-, five- and ten-year periods and outperformed the peer group median for the three-year period.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one-, five-, and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the three-year period.
The Board took into account management’s discussion of the Trust’s expenses.
80

John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust, and Ultra Short Term Bond Trust, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor(s), Manulife Investment Management (US) LLC, Allspring Global Investments, LLC, Western Asset Management Company, LLC, and Wellington Management Company LLP (the Subadvisors) execute the day-to-day investment management and security level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and hold quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitors current market and liquidity conditions; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.

81

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE With the exception of Money Market Trust, all of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. For Money Market Trust, the portfolio reports certain information to the SEC monthly on Form N-MFP, including the fund’s portfolio holdings and other pricing information, which are made public immediately upon the report’s filing with the SEC. Each fund's Form N-PORT or Form N-MFP ﬁlings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
82

Information Control Center
P.O. Box 772
Boston, MA 02117-0772
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
Investment advisor
John Hancock Variable Trust Advisers LLC
Principal distributor
John Hancock Distributors, LLC
JHTBSA	6/30
8/22
1115017:0622

JOHN HANCOCK
Variable Insurance Trust
Managed Volatility Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Moderate Portfolio
Managed Volatility Conservative Portfolio

Semiannual report
June 30, 2022

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

Portfolio	Portfolio of investments
Managed Volatility Growth Portfolio	6
Managed Volatility Balanced Portfolio	7
Portfolio	Portfolio of investments
Managed Volatility Moderate Portfolio	8
Managed Volatility Conservative Portfolio	9

2

John Hancock Variable Insurance Trust
Sector weightings

Managed Volatility Growth Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	93.1
Equity	64.5
Large blend	29.1
U.S. large cap	16.5
Emerging-market equity	6.7
U.S. mid cap	5.5
U.S. small cap	3.8
International equity	2.9
Fixed income	28.6
Intermediate bond	28.6
Unaffiliated investment companies	2.0
Equity	2.0
Short-term investments and other	4.9
Managed Volatility Balanced Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	95.2
Equity	45.5
Large blend	20.8
U.S. large cap	12.9
Emerging-market equity	4.0
U.S. mid cap	3.5
U.S. small cap	2.6
International equity	1.7
Fixed income	49.7
Intermediate bond	49.7
Unaffiliated investment companies	1.5
Equity	1.5
Short-term investments and other	3.3
Managed Volatility Moderate Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	95.9
Equity	36.0
Large blend	16.9
U.S. large cap	11.4
Emerging-market equity	2.6
U.S. mid cap	2.5
U.S. small cap	1.7
International equity	0.9
Fixed income	59.9
Intermediate bond	59.9
Unaffiliated investment companies	1.6
Equity	1.6
U.S. Government Agency	0.1
Short-term investments and other	2.4
Managed Volatility Conservative Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	97.5
Equity	18.2
Large blend	8.5
U.S. large cap	6.2
Emerging-market equity	1.4
U.S. mid cap	1.2
U.S. small cap	0.9
Fixed income	79.3
Intermediate bond	79.3
Unaffiliated investment companies	0.8
Equity	0.8
U.S. Government Agency	0.1
Short-term investments and other	1.6

3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Managed Volatility Portfolio, you incur ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio[2]
Managed Volatility Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$849.40	$0.78	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Series II	Actual expenses/actual returns	1,000.00	848.70	1.70	0.37%
	Hypothetical example	1,000.00	1,023.00	1.86	0.37%
Series NAV	Actual expenses/actual returns	1,000.00	850.40	0.55	0.12%
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%
Managed Volatility Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$856.60	$0.78	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Series II	Actual expenses/actual returns	1,000.00	856.20	1.70	0.37%
	Hypothetical example	1,000.00	1,023.00	1.86	0.37%
Series NAV	Actual expenses/actual returns	1,000.00	857.00	0.55	0.12%
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%
Managed Volatility Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$862.60	$0.74	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Series II	Actual expenses/actual returns	1,000.00	861.50	1.66	0.36%
	Hypothetical example	1,000.00	1,023.00	1.81	0.36%
Series NAV	Actual expenses/actual returns	1,000.00	862.00	0.51	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio[2]
Managed Volatility Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$872.20	$0.79	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Series II	Actual expenses/actual returns	1,000.00	871.10	1.72	0.37%
	Hypothetical example	1,000.00	1,023.00	1.86	0.37%
Series NAV	Actual expenses/actual returns	1,000.00	872.50	0.56	0.12%
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.1%
Equity - 64.5%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	9,987,621	$271,463,529
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	29,624,924	267,513,063
Equity Income, Series NAV, JHVIT (T. Rowe Price)	21,090,937	319,316,785
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,474,609	374,620,861
Mid Cap Growth, Series NAV, JHVIT (Wellington)	7,831,298	95,776,778
Mid Value, Series NAV, JHVIT (T. Rowe Price)	9,848,276	105,179,591
Multifactor Developed International ETF, JHETF (DFA)	6,347,227	171,502,074
Multifactor Emerging Markets ETF, JHETF (DFA)	4,930,347	120,455,773
Multifactor Mid Cap ETF, JHETF (DFA)	2,841,643	125,543,788
Multifactor Small Cap ETF, JHETF (DFA)	4,019,677	117,454,962
Small Cap Growth, Class NAV, JHF II (Redwood)	3,205,768	43,341,980
Small Cap Value, Series NAV, JHVIT (Wellington)	4,110,496	65,397,984
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	94,469,845	1,709,904,202
		3,787,471,370
Fixed income - 28.6%
Bond, Class NAV, JHSB (MIM US) (B)	30,782,396	427,567,478
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,864,473	149,356,531
Select Bond, Series NAV, JHVIT (MIM US) (B)	89,061,015	1,099,903,534
		1,676,827,543
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,676,367,781)		$5,464,298,913
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 2.0%
Fidelity 500 Index Fund	604,341	79,724,660
Fidelity International Index Fund	957,714	38,145,731
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $121,038,378)		$117,870,391
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.6%
U.S. Government - 0.1%
U.S. Treasury Bill 0.699%, 07/05/2022 *	$8,000,000	$7,999,227
U.S. Government Agency - 0.4%
Federal Agricultural Mortgage Corp. Discount Note 1.000%, 07/01/2022 *	9,847,000	9,847,000
Federal Home Loan Bank Discount Note
1.000%, 07/01/2022 *	10,611,000	10,611,000
1.090%, 08/17/2022 *	1,000,000	997,776
1.540%, 12/06/2022 *	1,000,000	988,417
		22,444,193
Short-term funds - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	66,882,915	66,882,915
TOTAL SHORT-TERM INVESTMENTS (Cost $97,332,114)		$97,326,335
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,894,738,273) - 96.7%		$5,679,495,639
Other assets and liabilities, net - 3.3%		191,126,025
TOTAL NET ASSETS - 100.0%		$5,870,621,664
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	1,722	Short	Sep 2022	$(231,203,193)	$(226,830,450)	$4,372,743
Euro STOXX 50 Index Futures	6,076	Short	Sep 2022	(234,862,801)	(219,100,314)	15,762,487
FTSE 100 Index Futures	840	Short	Sep 2022	(75,796,038)	(72,814,520)	2,981,518
Japanese Yen Currency Futures	1,086	Short	Sep 2022	(104,488,258)	(100,665,412)	3,822,846
MSCI Emerging Markets Index Futures	5,599	Short	Sep 2022	(293,406,861)	(280,705,865)	12,700,996
Nikkei 225 Futures	502	Short	Sep 2022	(101,022,129)	(97,639,888)	3,382,241
Pound Sterling Currency Futures	980	Short	Sep 2022	(76,550,353)	(74,718,875)	1,831,478
Russell 2000 E-Mini Index Futures	1,347	Short	Sep 2022	(125,580,934)	(115,033,800)	10,547,134
S&P 500 E-Mini Index Futures	6,786	Short	Sep 2022	(1,378,505,922)	(1,285,777,350)	92,728,572
S&P Mid 400 E-Mini Index Futures	918	Short	Sep 2022	(227,726,411)	(208,202,400)	19,524,011
						$167,654,026

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.2%
Equity - 45.5%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	6,289,073	$170,937,015
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	14,045,202	126,828,170
Equity Income, Series NAV, JHVIT (T. Rowe Price)	13,781,757	208,655,799
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,768,279	218,032,615
Mid Cap Growth, Series NAV, JHVIT (Wellington)	3,524,427	43,103,743
Mid Value, Series NAV, JHVIT (T. Rowe Price)	4,530,503	48,385,773
Multifactor Developed International ETF, JHETF (DFA)	2,844,785	76,866,091
Multifactor Emerging Markets ETF, JHETF (DFA)	2,391,545	58,429,032
Multifactor Mid Cap ETF, JHETF (DFA)	1,606,232	70,963,330
Multifactor Small Cap ETF, JHETF (DFA)	1,894,451	55,355,858
Small Cap Growth, Class NAV, JHF II (Redwood)	1,801,343	24,354,160
Small Cap Value, Series NAV, JHVIT (Wellington)	2,638,733	41,982,236
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	53,275,711	964,290,365
		2,108,184,187
Fixed income - 49.7%
Bond, Class NAV, JHSB (MIM US) (B)	42,424,854	589,281,220
Core Bond, Series NAV, JHVIT (Allspring Investments)	17,707,036	205,578,686
Select Bond, Series NAV, JHVIT (MIM US) (B)	122,170,582	1,508,806,682
		2,303,666,588
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,669,909,227)		$4,411,850,775
UNAFFILIATED INVESTMENT COMPANIES - 1.5%
Equity - 1.5%
Fidelity 500 Index Fund	546,270	72,063,964
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $71,599,316)		$72,063,964
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.0%
Commercial paper - 0.0%
Salt River Project Agricultural Improvement & Power District 1.550%, 07/07/2022 *	$2,000,000	$1,999,225
U.S. Government - 0.2%
U.S. Treasury Bill 0.699%, 07/05/2022 *	7,000,000	6,999,324
U.S. Government Agency - 0.2%
Federal Agricultural Mortgage Corp. Discount Note 1.000%, 07/01/2022 *	4,318,000	4,318,000
Federal Home Loan Bank Discount Note
1.000%, 07/01/2022 *	4,653,000	4,653,000
1.090%, 08/17/2022 *	1,000,000	997,776
1.540%, 12/06/2022 *	1,000,000	988,417
		10,957,193
Short-term funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	27,731,294	27,731,294
TOTAL SHORT-TERM INVESTMENTS (Cost $47,693,051)		$47,687,036
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,789,201,594) - 97.7%		$4,531,601,775
Other assets and liabilities, net - 2.3%		104,396,373
TOTAL NET ASSETS - 100.0%		$4,635,998,148
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	882	Short	Sep 2022	$(118,220,849)	$(116,181,450)	$2,039,399
Euro STOXX 50 Index Futures	3,112	Short	Sep 2022	(119,996,479)	(112,218,594)	7,777,885
FTSE 100 Index Futures	421	Short	Sep 2022	(37,894,719)	(36,493,944)	1,400,775
Japanese Yen Currency Futures	545	Short	Sep 2022	(52,440,361)	(50,518,094)	1,922,267
MSCI Emerging Markets Index Futures	2,666	Short	Sep 2022	(139,488,599)	(133,659,910)	5,828,689
Nikkei 225 Futures	252	Short	Sep 2022	(50,683,343)	(49,014,446)	1,668,897
Pound Sterling Currency Futures	491	Short	Sep 2022	(38,267,739)	(37,435,681)	832,058
Russell 2000 E-Mini Index Futures	737	Short	Sep 2022	(68,467,031)	(62,939,800)	5,527,231
S&P 500 E-Mini Index Futures	3,943	Short	Sep 2022	(798,605,126)	(747,099,925)	51,505,201
S&P Mid 400 E-Mini Index Futures	488	Short	Sep 2022	(120,690,811)	(110,678,400)	10,012,411
						$88,514,813

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.9%
Equity - 36.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,581,784	$42,992,900
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,572,620	23,230,754
Equity Income, Series NAV, JHVIT (T. Rowe Price)	3,549,442	53,738,556
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	906,867	52,471,331
Mid Cap Growth, Series NAV, JHVIT (Wellington)	968,482	11,844,539
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,152,948	12,313,485
Multifactor Developed International ETF, JHETF (DFA)	418,336	11,303,439
Multifactor Emerging Markets ETF, JHETF (DFA)	436,242	10,658,046
Multifactor Mid Cap ETF, JHETF (DFA)	208,210	9,198,718
Multifactor Small Cap ETF, JHETF (DFA)	259,893	7,594,073
Small Cap Growth, Class NAV, JHF II (Redwood)	421,221	5,694,914
Small Cap Value, Series NAV, JHVIT (Wellington)	552,813	8,795,250
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	12,249,991	221,724,839
		471,560,844
Fixed income - 59.9%
Bond, Class NAV, JHSB (MIM US) (B)	14,449,597	200,704,900
Core Bond, Series NAV, JHVIT (Allspring Investments)	6,016,122	69,847,177
Select Bond, Series NAV, JHVIT (MIM US) (B)	41,519,637	512,767,514
		783,319,591
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,347,142,139)		$1,254,880,435
UNAFFILIATED INVESTMENT COMPANIES - 1.6%
Equity - 1.6%
Fidelity 500 Index Fund	159,745	21,073,568
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,388,375)		$21,073,568
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 1.460%, (SOFR + 0.020%), 12/02/2022 (C)	$1,500,000	$1,499,946
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,500,000)		$1,499,946
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (D)	7,091,104	7,091,104
TOTAL SHORT-TERM INVESTMENTS (Cost $7,091,104)		$7,091,104
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,376,121,618) - 98.1%		$1,284,545,053
Other assets and liabilities, net - 1.9%		24,486,230
TOTAL NET ASSETS - 100.0%		$1,309,031,283
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	194	Short	Sep 2022	$(25,968,055)	$(25,554,650)	$413,405
Euro STOXX 50 Index Futures	700	Short	Sep 2022	(26,921,683)	(25,241,972)	1,679,711
FTSE 100 Index Futures	93	Short	Sep 2022	(8,369,213)	(8,061,608)	307,605
Japanese Yen Currency Futures	121	Short	Sep 2022	(11,608,442)	(11,215,944)	392,498
MSCI Emerging Markets Index Futures	540	Short	Sep 2022	(28,110,541)	(27,072,900)	1,037,641
Nikkei 225 Futures	57	Short	Sep 2022	(11,445,966)	(11,086,601)	359,365
Pound Sterling Currency Futures	107	Short	Sep 2022	(8,329,290)	(8,158,081)	171,209
Russell 2000 E-Mini Index Futures	162	Short	Sep 2022	(14,957,112)	(13,834,800)	1,122,312
S&P 500 E-Mini Index Futures	990	Short	Sep 2022	(199,621,209)	(187,580,250)	12,040,959
S&P Mid 400 E-Mini Index Futures	105	Short	Sep 2022	(25,815,116)	(23,814,000)	2,001,116
						$19,525,821

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.5%
Equity - 18.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	492,876	$13,396,368
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	773,632	6,985,893
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,092,766	16,544,475
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	257,391	14,892,668
Multifactor Developed International ETF, JHETF (DFA)	11,629	314,216
Multifactor Emerging Markets ETF, JHETF (DFA)	119,908	2,929,532
Multifactor Mid Cap ETF, JHETF (DFA)	196,587	8,685,214
Multifactor Small Cap ETF, JHETF (DFA)	229,554	6,707,568
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,385,144	61,271,113
		131,727,047
Fixed income - 79.3%
Bond, Class NAV, JHSB (MIM US) (B)	10,578,501	146,935,382
Core Bond, Series NAV, JHVIT (Allspring Investments)	4,391,402	50,984,182
Select Bond, Series NAV, JHVIT (MIM US) (B)	30,336,697	374,658,202
		572,577,766
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $767,860,641)		$704,304,813
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	43,208	5,699,964
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,565,554)		$5,699,964
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 1.460%, (SOFR + 0.020%), 12/02/2022 (C)	$500,000	$499,982
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $500,000)		$499,982
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (D)	3,828,411	3,828,411
TOTAL SHORT-TERM INVESTMENTS (Cost $3,828,411)		$3,828,411
Total Investments (Managed Volatility Conservative Portfolio) (Cost $777,754,606) - 98.9%		$714,333,170
Other assets and liabilities, net - 1.1%		7,689,101
TOTAL NET ASSETS - 100.0%		$722,022,271
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	60	Short	Sep 2022	$(8,011,515)	$(7,903,500)	$108,015
Euro STOXX 50 Index Futures	222	Short	Sep 2022	(8,410,948)	(8,005,311)	405,637
FTSE 100 Index Futures	27	Short	Sep 2022	(2,409,228)	(2,340,467)	68,761
Japanese Yen Currency Futures	37	Short	Sep 2022	(3,533,517)	(3,429,669)	103,848
MSCI Emerging Markets Index Futures	189	Short	Sep 2022	(9,751,653)	(9,475,515)	276,138
Nikkei 225 Futures	17	Short	Sep 2022	(3,388,236)	(3,306,530)	81,706
Pound Sterling Currency Futures	31	Short	Sep 2022	(2,402,511)	(2,363,556)	38,955
Russell 2000 E-Mini Index Futures	55	Short	Sep 2022	(4,994,588)	(4,697,000)	297,588
S&P 500 E-Mini Index Futures	355	Short	Sep 2022	(70,514,291)	(67,263,625)	3,250,666
S&P Mid 400 E-Mini Index Futures	44	Short	Sep 2022	(10,632,618)	(9,979,200)	653,418
						$5,284,732

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2022 (unaudited)

Assets	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$215,196,726	$119,751,000	$29,664,618	$10,028,357
Affiliated investments, at value	5,464,298,913	4,411,850,775	1,254,880,435	704,304,813
Total investments, at value	5,679,495,639	4,531,601,775	1,284,545,053	714,333,170
Receivable for futures variation margin	23,143,861	13,102,480	2,964,847	947,256
Foreign currency, at value	30,569,955	14,498,062	3,216,083	642,107
Collateral held at broker for futures contracts	141,300,000	77,024,561	18,390,000	6,180,001
Dividends and interest receivable	1,537,723	2,049,357	699,019	510,292
Receivable for fund shares sold	54,110	—	—	—
Receivable for investments sold	2,130,001	1,454,794	1,699,835	1,508,998
Other assets	169,389	133,771	40,451	24,688
Total assets	5,878,400,678	4,639,864,800	1,311,555,288	724,146,512
Liabilities
Due to custodian	—	20,571	7,237	—
Payable for investments purchased	5,130,678	2,026,012	688,599	526,145
Payable for fund shares repurchased	2,136,047	1,419,944	1,688,673	1,502,529
Payable to affiliates
Accounting and legal services fees	262,339	206,546	58,083	32,128
Other liabilities and accrued expenses	249,950	193,579	81,413	63,439
Total liabilities	7,779,014	3,866,652	2,524,005	2,124,241
Net assets	$5,870,621,664	$4,635,998,148	$1,309,031,283	$722,022,271
Net assets consist of
Paid-in capital	$5,807,114,555	$4,709,315,721	$1,355,759,258	$792,696,476
Total distributable earnings (loss)	63,507,109	(73,317,573)	(46,727,975)	(70,674,205)
Net assets	$5,870,621,664	$4,635,998,148	$1,309,031,283	$722,022,271
Unaffiliated investments, at cost	$218,370,492	$119,292,367	$28,979,479	$9,893,965
Affiliated investments, at cost	$5,676,367,781	$4,669,909,227	$1,347,142,139	$767,860,641
Foreign currency, at cost	$30,614,589	$14,518,658	$3,221,107	$642,638
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$468,487,054	$384,430,721	$161,726,290	$118,669,591
Shares outstanding	41,510,317	35,956,052	15,611,054	11,666,313
Net asset value, offering price and redemption price per share	$11.29	$10.69	$10.36	$10.17
Series II
Net assets	$4,501,180,832	$3,191,472,978	$1,027,099,154	$549,504,465
Shares outstanding	400,960,491	301,181,745	100,090,652	54,554,081
Net asset value, offering price and redemption price per share	$11.23	$10.60	$10.26	$10.07
Series NAV
Net assets	$900,953,778	$1,060,094,449	$120,205,839	$53,848,215
Shares outstanding	79,663,477	98,801,369	11,585,480	5,277,278
Net asset value, offering price and redemption price per share	$11.31	$10.73	$10.38	$10.20
The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2022 (unaudited)

Investment income	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$13,586,509	$13,969,378	$4,274,034	$2,976,214
Dividends from unaffiliated investments	274,702	250,343	72,774	19,600
Interest	272,953	150,798	29,871	9,572
Total investment income	14,134,164	14,370,519	4,376,679	3,005,386
Expenses
Investment management fees	5,973,379	4,400,884	1,170,785	658,244
Distribution and service fees	6,315,087	4,498,806	1,454,914	790,507
Accounting and legal services fees	408,218	323,199	91,297	50,841
Trustees' fees	53,673	42,262	11,962	6,638
Custodian fees	14,929	14,835	14,835	14,835
Printing and postage	78,318	79,088	24,207	16,836
Professional fees	102,727	84,392	34,553	25,927
Other	107,624	72,245	21,701	14,607
Total expenses	13,053,955	9,515,711	2,824,254	1,578,435
Less expense reductions	(2,883,671)	(2,095,082)	(546,467)	(303,111)
Net expenses	10,170,284	7,420,629	2,277,787	1,275,324
Net investment income	3,963,880	6,949,890	2,098,892	1,730,062
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(217,810)	1,656,622	525,056	164,819
Affiliated investments	53,495,183	15,256,650	2,338,927	(1,223,532)
Futures contracts	32,383,675	4,297,736	2,043,389	158,772
	85,661,048	21,211,008	4,907,372	(899,941)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(31,211,365)	(20,876,638)	(6,015,401)	(1,624,533)
Affiliated investments	(1,293,128,235)	(898,209,902)	(237,305,504)	(115,286,467)
Futures contracts	162,029,838	85,556,436	18,481,330	5,007,214
	(1,162,309,762)	(833,530,104)	(224,839,575)	(111,903,786)
Net realized and unrealized gain (loss)	(1,076,648,714)	(812,319,096)	(219,932,203)	(112,803,727)
Decrease in net assets from operations	$(1,072,684,834)	$(805,369,206)	$(217,833,311)	$(111,073,665)
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio		Managed Volatility Moderate Portfolio
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$3,963,880	$106,859,701	$6,949,890	$102,994,022	$2,098,892	$31,275,963
Net realized gain (loss)	85,661,048	744,412,970	21,211,008	517,038,012	4,907,372	134,689,237
Change in net unrealized appreciation (depreciation)	(1,162,309,762)	16,968,780	(833,530,104)	(75,082,894)	(224,839,575)	(39,566,745)
Increase (decrease) in net assets resulting from operations	(1,072,684,834)	868,241,451	(805,369,206)	544,949,140	(217,833,311)	126,398,455
Distributions to shareholders
From earnings
Series I	—	(12,840,098)	—	(11,926,210)	—	(5,306,189)
Series II	—	(111,959,398)	—	(93,058,090)	—	(32,485,922)
Series NAV	—	(23,712,732)	—	(32,156,787)	—	(3,897,089)
Total distributions	—	(148,512,228)	—	(137,141,087)	—	(41,689,200)
From portfolio share transactions
Portfolio share transactions	(351,353,639)	(975,161,322)	(294,130,779)	(675,125,203)	(88,257,357)	(195,526,275)
Issued in reorganization	—	348,985,371	—	—	—	—
Total from portfolio share transactions	(351,353,639)	(626,175,951)	(294,130,779)	(675,125,203)	(88,257,357)	(195,526,275)
Total increase (decrease)	(1,424,038,473)	93,553,272	(1,099,499,985)	(267,317,150)	(306,090,668)	(110,817,020)
Net assets
Beginning of period	7,294,660,137	7,201,106,865	5,735,498,133	6,002,815,283	1,615,121,951	1,725,938,971
End of period	$5,870,621,664	$7,294,660,137	$4,635,998,148	$5,735,498,133	$1,309,031,283	$1,615,121,951
	Managed Volatility Conservative Portfolio
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$1,730,062	$20,376,819
Net realized gain (loss)	(899,941)	47,974,687
Change in net unrealized appreciation (depreciation)	(111,903,786)	(37,605,679)
Increase (decrease) in net assets resulting from operations	(111,073,665)	30,745,827
Distributions to shareholders
From earnings
Series I	—	(4,396,341)
Series II	—	(19,648,197)
Series NAV	—	(1,910,753)
Total distributions	—	(25,955,291)
From portfolio share transactions
Portfolio share transactions	(56,642,910)	(121,366,025)
Issued in reorganization	—	—
Total from portfolio share transactions	(56,642,910)	(121,366,025)
Total increase (decrease)	(167,716,575)	(116,575,489)
Net assets
Beginning of period	889,738,846	1,006,314,335
End of period	$722,022,271	$889,738,846
The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Growth Portfolio
Series I
06-30-2022[5]	13.28	0.02	(2.01)	(1.99)	—	—	—	11.29	(15.06)[6]	0.26[7]	0.17[7]	0.27[7]	468	2
12-31-2021	12.03	0.21	1.33	1.54	(0.21)	(0.08)	(0.29)	13.28	12.82	0.25	0.16	1.64	589	12[8]
12-31-2020	13.28	0.21	(0.46)	(0.25)	(0.24)	(0.76)	(1.00)	12.03	(1.42)	0.28	0.15	1.75	545	13
12-31-2019	12.20	0.24	2.06	2.30	(0.21)	(1.01)	(1.22)	13.28	19.56	0.27	0.13	1.85	627	8
12-31-2018	14.55	0.24	(1.08)	(0.84)	(0.23)	(1.28)	(1.51)	12.20	(6.54)	0.15	0.10	1.67	591	37
12-31-2017	12.99	0.23	2.14	2.37	(0.24)	(0.57)	(0.81)	14.55	18.59	0.13	0.09	1.67	709	9
Series II
06-30-2022[5]	13.22	—[9]	(1.99)	(1.99)	—	—	—	11.23	(15.13)[6]	0.46[7]	0.37[7]	0.07[7]	4,501	2
12-31-2021	11.98	0.18	1.33	1.51	(0.19)	(0.08)	(0.27)	13.22	12.58	0.45	0.36	1.37	5,630	12[8]
12-31-2020	13.23	0.18	(0.46)	(0.28)	(0.21)	(0.76)	(0.97)	11.98	(1.60)	0.48	0.35	1.53	5,886	13
12-31-2019	12.16	0.21	2.06	2.27	(0.19)	(1.01)	(1.20)	13.23	19.32	0.47	0.33	1.64	7,116	8
12-31-2018	14.51	0.21	(1.07)	(0.86)	(0.21)	(1.28)	(1.49)	12.16	(6.70)	0.35	0.30	1.45	6,931	37
12-31-2017	12.95	0.20	2.14	2.34	(0.21)	(0.57)	(0.78)	14.51	18.35	0.33	0.29	1.46	8,532	9
Series NAV
06-30-2022[5]	13.30	0.02	(2.01)	(1.99)	—	—	—	11.31	(14.96)[6]	0.21[7]	0.12[7]	0.32[7]	901	2
12-31-2021	12.05	0.23	1.32	1.55	(0.22)	(0.08)	(0.30)	13.30	12.85	0.20	0.11	1.80	1,075	12[8]
12-31-2020	13.30	0.22	(0.47)	(0.25)	(0.24)	(0.76)	(1.00)	12.05	(1.37)	0.23	0.10	1.85	769	13
12-31-2019	12.21	0.26	2.06	2.32	(0.22)	(1.01)	(1.23)	13.30	19.68	0.22	0.08	1.95	817	8
12-31-2018	14.57	0.25	(1.09)	(0.84)	(0.24)	(1.28)	(1.52)	12.21	(6.55)	0.10	0.05	1.76	703	37
12-31-2017	13.00	0.25	2.14	2.39	(0.25)	(0.57)	(0.82)	14.57	18.71	0.08	0.04	1.77	778	9
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-22. Unaudited. 6. Not annualized. 7. Annualized. 8. Excludes merger activity. 9. Less than $0.005 per share.
Managed Volatility Balanced Portfolio
Series I
06-30-2022[5]	12.48	0.02	(1.81)	(1.79)	—	—	—	10.69	(14.34)[6]	0.25[7]	0.17[7]	0.40[7]	384	1
12-31-2021	11.66	0.23	0.91	1.14	(0.25)	(0.07)	(0.32)	12.48	9.76	0.24	0.15	1.89	476	11
12-31-2020	12.41	0.25	(0.07)	0.18	(0.27)	(0.66)	(0.93)	11.66	1.81	0.26	0.15	2.11	498	12
12-31-2019	11.23	0.25	1.73	1.98	(0.23)	(0.57)	(0.80)	12.41	17.92	0.26	0.13	2.07	556	8
12-31-2018	12.96	0.25	(0.82)	(0.57)	(0.25)	(0.91)	(1.16)	11.23	(4.89)	0.15	0.10	1.95	531	36
12-31-2017	12.05	0.24	1.44	1.68	(0.25)	(0.52)	(0.77)	12.96	14.13	0.13	0.09	1.91	642	7
Series II
06-30-2022[5]	12.38	0.01	(1.79)	(1.78)	—	—	—	10.60	(14.38)[6]	0.45[7]	0.37[7]	0.20[7]	3,191	1
12-31-2021	11.57	0.20	0.90	1.10	(0.22)	(0.07)	(0.29)	12.38	9.54	0.44	0.35	1.66	3,991	11
12-31-2020	12.33	0.22	(0.08)	0.14	(0.24)	(0.66)	(0.90)	11.57	1.55	0.46	0.35	1.89	4,288	12
12-31-2019	11.16	0.22	1.72	1.94	(0.20)	(0.57)	(0.77)	12.33	17.73	0.46	0.33	1.86	4,957	8
12-31-2018	12.89	0.22	(0.82)	(0.60)	(0.22)	(0.91)	(1.13)	11.16	(5.04)	0.35	0.30	1.73	4,900	36
12-31-2017	11.99	0.21	1.43	1.64	(0.22)	(0.52)	(0.74)	12.89	13.82	0.33	0.29	1.68	5,985	7
Series NAV
06-30-2022[5]	12.52	0.03	(1.82)	(1.79)	—	—	—	10.73	(14.30)[6]	0.20[7]	0.12[7]	0.45[7]	1,060	1
12-31-2021	11.69	0.24	0.91	1.15	(0.25)	(0.07)	(0.32)	12.52	9.88	0.19	0.10	1.97	1,269	11
12-31-2020	12.45	0.26	(0.09)	0.17	(0.27)	(0.66)	(0.93)	11.69	1.77	0.21	0.10	2.20	1,217	12
12-31-2019	11.26	0.26	1.73	1.99	(0.23)	(0.57)	(0.80)	12.45	18.02	0.21	0.08	2.16	1,261	8
12-31-2018	12.99	0.26	(0.83)	(0.57)	(0.25)	(0.91)	(1.16)	11.26	(4.82)	0.10	0.05	2.04	1,133	36
12-31-2017	12.08	0.25	1.44	1.69	(0.26)	(0.52)	(0.78)	12.99	14.15	0.08	0.04	1.99	1,272	7
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-22. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Moderate Portfolio
Series I
06-30-2022[5]	12.01	0.02	(1.67)	(1.65)	—	—	—	10.36	(13.74)[6]	0.24[7]	0.16[7]	0.45[7]	162	1
12-31-2021	11.44	0.24	0.66	0.90	(0.25)	(0.08)	(0.33)	12.01	7.90	0.24	0.15	2.02	196	10
12-31-2020	11.94	0.26	0.10	0.36	(0.28)	(0.58)	(0.86)	11.44	3.31	0.25	0.14	2.29	208	11
12-31-2019	10.84	0.26	1.53	1.79	(0.24)	(0.45)	(0.69)	11.94	16.72	0.25	0.13	2.18	234	8
12-31-2018	12.33	0.26	(0.71)	(0.45)	(0.26)	(0.78)	(1.04)	10.84	(3.99)	0.14	0.09	2.12	230	35
12-31-2017	11.65	0.25	1.12	1.37	(0.26)	(0.43)	(0.69)	12.33	11.88	0.13	0.09	2.05	266	9
Series II
06-30-2022[5]	11.91	0.01	(1.66)	(1.65)	—	—	—	10.26	(13.85)[6]	0.44[7]	0.36[7]	0.25[7]	1,027	1
12-31-2021	11.34	0.22	0.66	0.88	(0.23)	(0.08)	(0.31)	11.91	7.76	0.44	0.35	1.82	1,277	10
12-31-2020	11.85	0.23	0.10	0.33	(0.26)	(0.58)	(0.84)	11.34	3.05	0.45	0.34	2.06	1,379	11
12-31-2019	10.77	0.23	1.52	1.75	(0.22)	(0.45)	(0.67)	11.85	16.43	0.45	0.33	1.97	1,552	8
12-31-2018	12.25	0.23	(0.69)	(0.46)	(0.24)	(0.78)	(1.02)	10.77	(4.12)	0.34	0.29	1.89	1,557	35
12-31-2017	11.58	0.22	1.11	1.33	(0.23)	(0.43)	(0.66)	12.25	11.65	0.33	0.29	1.80	1,891	9
Series NAV
06-30-2022[5]	12.03	0.03	(1.68)	(1.65)	—	—	—	10.38	(13.80)[6]	0.19[7]	0.11[7]	0.50[7]	120	1
12-31-2021	11.45	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	12.03	8.03	0.19	0.10	2.12	142	10
12-31-2020	11.96	0.27	0.08	0.35	(0.28)	(0.58)	(0.86)	11.45	3.27	0.20	0.09	2.38	139	11
12-31-2019	10.85	0.27	1.54	1.81	(0.25)	(0.45)	(0.70)	11.96	16.85	0.20	0.08	2.29	137	8
12-31-2018	12.34	0.26	(0.70)	(0.44)	(0.27)	(0.78)	(1.05)	10.85	(3.94)	0.09	0.04	2.15	119	35
12-31-2017	11.65	0.26	1.12	1.38	(0.26)	(0.43)	(0.69)	12.34	12.02	0.08	0.04	2.11	134	9
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-22. Unaudited. 6. Not annualized. 7. Annualized.
Managed Volatility Conservative Portfolio
Series I
06-30-2022[5]	11.66	0.03	(1.52)	(1.49)	—	—	—	10.17	(12.78)[6]	0.25[7]	0.17[7]	0.59[7]	119	2
12-31-2021	11.62	0.28	0.12	0.40	(0.29)	(0.07)	(0.36)	11.66	3.48	0.25	0.16	2.33	145	7
12-31-2020	11.75	0.30	0.09	0.39	(0.33)	(0.19)	(0.52)	11.62	3.39	0.26	0.14	2.57	154	10
12-31-2019	10.61	0.29	1.13	1.42	(0.26)	(0.02)	(0.28)	11.75	13.38	0.25	0.14	2.50	166	8
12-31-2018	11.48	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.61	(2.18)	0.15	0.09	2.43	155	34
12-31-2017	11.12	0.26	0.60	0.86	(0.27)	(0.23)	(0.50)	11.48	7.82	0.13	0.08	2.26	177	8
Series II
06-30-2022[5]	11.56	0.02	(1.51)	(1.49)	—	—	—	10.07	(12.89)[6]	0.45[7]	0.37[7]	0.38[7]	550	2
12-31-2021	11.52	0.25	0.13	0.38	(0.27)	(0.07)	(0.34)	11.56	3.31	0.45	0.36	2.10	683	7
12-31-2020	11.66	0.27	0.09	0.36	(0.31)	(0.19)	(0.50)	11.52	3.13	0.46	0.34	2.36	794	10
12-31-2019	10.53	0.25	1.14	1.39	(0.24)	(0.02)	(0.26)	11.66	13.18	0.45	0.34	2.23	888	8
12-31-2018	11.40	0.25	(0.52)	(0.27)	(0.25)	(0.35)	(0.60)	10.53	(2.39)	0.35	0.29	2.19	908	34
12-31-2017	11.04	0.23	0.61	0.84	(0.25)	(0.23)	(0.48)	11.40	7.67	0.33	0.28	2.03	1,112	8
Series NAV
06-30-2022[5]	11.69	0.03	(1.52)	(1.49)	—	—	—	10.20	(12.75)[6]	0.20[7]	0.12[7]	0.64[7]	54	2
12-31-2021	11.65	0.29	0.12	0.41	(0.30)	(0.07)	(0.37)	11.69	3.52	0.20	0.11	2.44	62	7
12-31-2020	11.78	0.31	0.09	0.40	(0.34)	(0.19)	(0.53)	11.65	3.43	0.21	0.09	2.71	59	10
12-31-2019	10.64	0.29	1.14	1.43	(0.27)	(0.02)	(0.29)	11.78	13.50	0.20	0.09	2.55	56	8
12-31-2018	11.51	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.64	(2.21)	0.10	0.04	2.42	51	34
12-31-2017	11.14	0.32	0.56	0.88	(0.28)	(0.23)	(0.51)	11.51	7.94	0.08	0.03	2.73	64	8
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-22. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of the portfolios are as follows:
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
15

Significant accounting policies, continued

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2022, by major security category or type:
	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,464,298,913	$5,464,298,913	—	—
Unaffiliated investment companies	117,870,391	117,870,391	—	—
Short-term investments	97,326,335	66,882,915	$30,443,420	—
Total investments in securities	$5,679,495,639	$5,649,052,219	$30,443,420	—
Derivatives:
Assets
Futures	$167,654,026	$167,654,026	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,411,850,775	$4,411,850,775	—	—
Unaffiliated investment companies	72,063,964	72,063,964	—	—
Short-term investments	47,687,036	27,731,294	$19,955,742	—
Total investments in securities	$4,531,601,775	$4,511,646,033	$19,955,742	—
Derivatives:
Assets
Futures	$88,514,813	$88,514,813	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,254,880,435	$1,254,880,435	—	—
Unaffiliated investment companies	21,073,568	21,073,568	—	—
U.S. Government and Agency obligations	1,499,946	—	$1,499,946	—
Short-term investments	7,091,104	7,091,104	—	—
Total investments in securities	$1,284,545,053	$1,283,045,107	$1,499,946	—
Derivatives:
Assets
Futures	$19,525,821	$19,525,821	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$704,304,813	$704,304,813	—	—
Unaffiliated investment companies	5,699,964	5,699,964	—	—
U.S. Government and Agency obligations	499,982	—	$499,982	—
Short-term investments	3,828,411	3,828,411	—	—
Total investments in securities	$714,333,170	$713,833,188	$499,982	—
16

Significant accounting policies, continued

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio (continued)
Derivatives:
Assets
Futures	$5,284,732	$5,284,732	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2022, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2022 were as follows:
Portfolio	Commitment fee
Managed Volatility Growth Portfolio	$13,180
Managed Volatility Balanced Portfolio	10,729
Managed Volatility Moderate Portfolio	4,081
Managed Volatility Conservative Portfolio	3,171
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2021, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2021:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Volatility Conservative Portfolio	$3,629,184	$—
17

Significant accounting policies, continued

As of December 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2022, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Growth Portfolio	$6,004,772,068	$346,852,312	$(504,474,715)	$(157,622,403)
Managed Volatility Balanced Portfolio	4,867,279,966	193,201,965	(440,365,343)	(247,163,378)
Managed Volatility Moderate Portfolio	1,399,527,341	42,772,804	(138,229,271)	(95,456,467)
Managed Volatility Conservative Portfolio	788,735,302	13,060,070	(82,177,470)	(69,117,400)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, wash sale loss deferrals and derivative transactions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2022. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$575.0 million to $2.7 billion
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$299.5 million to $1.5 billion
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$71.0 million to $341.6 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$11.0 million to $118.8 million
18

Derivative instruments, continued

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2022 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$10,027,067	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	157,626,959	—
				$167,654,026	—
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$4,793,724	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	83,721,089	—
				$88,514,813	—
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$977,112	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	18,548,709	—
				$19,525,821	—
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$250,818	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	5,033,914	—
				$5,284,732	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2022:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$16,535,491
	Equity	15,848,184
	Total	$32,383,675
Managed Volatility Balanced Portfolio	Currency	$6,158,910
	Equity	(1,861,174)
	Total	$4,297,736
Managed Volatility Moderate Portfolio	Currency	$1,112,834
	Equity	930,555
	Total	$2,043,389
Managed Volatility Conservative Portfolio	Currency	$(6,458)
	Equity	165,230
	Total	$158,772
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2022:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$9,980,905
	Equity	152,048,933
	Total	$162,029,838
Managed Volatility Balanced Portfolio	Currency	$4,763,175
	Equity	80,793,261
	Total	$85,556,436
Managed Volatility Moderate Portfolio	Currency	$965,760
	Equity	17,515,570
	Total	$18,481,330
19

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Conservative Portfolio	Currency	$247,060
	Equity	4,760,154
	Total	$5,007,214
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Funds Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Funds Assets and Other Assets of each portfolio.
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated Funds Assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2022, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Growth Portfolio	$230,409	$2,219,848	$433,414	$2,883,671
Managed Volatility Balanced Portfolio	173,838	1,450,209	471,035	2,095,082
Managed Volatility Moderate Portfolio	66,765	430,711	48,991	546,467
Managed Volatility Conservative Portfolio	49,945	231,420	21,746	303,111
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2022, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Volatility Growth Portfolio	0.10%
Managed Volatility Balanced Portfolio	0.09%
Managed Volatility Moderate Portfolio	0.09%
Managed Volatility Conservative Portfolio	0.09%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2022, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
20

Fees and transactions with affiliates, continued

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05 for Series I shares and 0.25 for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2022 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Growth Portfolio	$128,444	$6,186,643	$6,315,087
Managed Volatility Balanced Portfolio	105,327	4,393,479	4,498,806
Managed Volatility Moderate Portfolio	43,740	1,411,174	1,454,914
Managed Volatility Conservative Portfolio	32,704	757,803	790,507
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2022 and for the year ended December 31, 2021 were as follows:
Managed Volatility Growth Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	157,620	$1,856,369	1,186,756	$15,439,696
Issued in reorganization (Note 9)	—	—	3,852,981	49,740,247
Distributions reinvested	—	—	965,165	12,840,098
Repurchased	(3,013,134)	(36,919,308)	(6,985,500)	(90,373,670)
Net decrease	(2,855,514)	$(35,062,939)	(980,598)	$(12,353,629)
Series II shares
Sold	78,112	$959,213	—	—
Issued in reorganization (Note 9)	—	—	4,486,392	$57,641,045
Distributions reinvested	—	—	8,447,959	111,959,398
Repurchased	(25,072,640)	(302,766,366)	(78,375,846)	(1,004,293,790)
Net decrease	(24,994,528)	$(301,807,153)	(65,441,495)	$(834,693,347)
Series NAV shares
Sold	557,910	$6,723,008	1,172,725	$15,375,759
Issued in reorganization (Note 9)	—	—	18,679,577	241,604,079
Distributions reinvested	—	—	1,778,491	23,712,732
Repurchased	(1,744,070)	(21,206,555)	(4,610,087)	(59,821,545)
Net increase (decrease)	(1,186,160)	$(14,483,547)	17,020,706	$220,871,025
Total net decrease	(29,036,202)	$(351,353,639)	(49,401,387)	$(626,175,951)
Managed Volatility Balanced Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	203,009	$2,292,343	322,670	$4,013,738
Distributions reinvested	—	—	953,610	11,926,210
Repurchased	(2,376,491)	(27,109,302)	(5,827,682)	(71,468,953)
Net decrease	(2,173,482)	$(24,816,959)	(4,551,402)	$(55,529,005)
Series II shares
Sold	—	—	7,258	$85,719
Distributions reinvested	—	—	7,501,059	93,058,090
Repurchased	(21,140,490)	(240,063,164)	(55,874,499)	(679,650,596)
Net decrease	(21,140,490)	$(240,063,164)	(48,366,182)	$(586,506,787)
Series NAV shares
Sold	111,362	$1,297,300	546,972	$6,685,449
Distributions reinvested	—	—	2,563,135	32,156,787
Repurchased	(2,665,314)	(30,547,956)	(5,841,110)	(71,931,647)
Net decrease	(2,553,952)	$(29,250,656)	(2,731,003)	$(33,089,411)
Total net decrease	(25,867,924)	$(294,130,779)	(55,648,587)	$(675,125,203)
21

Portfolio share transactions, continued

Managed Volatility Moderate Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	138,533	$1,510,341	453,100	$5,397,869
Distributions reinvested	—	—	441,216	5,306,189
Repurchased	(836,603)	(9,292,393)	(2,814,639)	(33,524,575)
Net decrease	(698,070)	$(7,782,052)	(1,920,323)	$(22,820,517)
Series II shares
Sold	144,646	$1,521,810	178,498	$2,062,232
Distributions reinvested	—	—	2,723,941	32,485,922
Repurchased	(7,263,723)	(79,535,319)	(17,248,540)	(203,873,928)
Net decrease	(7,119,077)	$(78,013,509)	(14,346,101)	$(169,325,774)
Series NAV shares
Sold	139,490	$1,537,146	613,790	$7,364,190
Distributions reinvested	—	—	323,530	3,897,089
Repurchased	(361,056)	(3,998,942)	(1,240,170)	(14,641,263)
Net decrease	(221,566)	$(2,461,796)	(302,850)	$(3,379,984)
Total net decrease	(8,038,713)	$(88,257,357)	(16,569,274)	$(195,526,275)
Managed Volatility Conservative Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Series I shares
Sold	673,624	$7,277,059	1,210,490	$14,356,246
Distributions reinvested	—	—	376,710	4,396,341
Repurchased	(1,401,722)	(14,918,898)	(2,416,337)	(28,684,578)
Net decrease	(728,098)	$(7,641,839)	(829,137)	$(9,931,991)
Series II shares
Sold	424,080	$4,509,356	426,503	$5,015,835
Distributions reinvested	—	—	1,699,472	19,648,197
Repurchased	(4,974,598)	(53,046,770)	(11,907,190)	(139,021,041)
Net decrease	(4,550,518)	$(48,537,414)	(9,781,215)	$(114,357,009)
Series NAV shares
Sold	195,154	$2,142,781	485,010	$5,709,925
Distributions reinvested	—	—	163,307	1,910,753
Repurchased	(236,843)	(2,606,438)	(397,467)	(4,697,703)
Net increase (decrease)	(41,689)	$(463,657)	250,850	$2,922,975
Total net decrease	(5,320,305)	$(56,642,910)	(10,359,502)	$(121,366,025)
Affiliates of the Trust owned 100% of shares of the portfolios on June 30, 2022. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2022:

Portfolio	Purchases	Sales
Managed Volatility Growth Portfolio	$152,228,976	$518,508,747
Managed Volatility Balanced Portfolio	67,333,000	365,666,528
Managed Volatility Moderate Portfolio	20,131,123	105,242,825
Managed Volatility Conservative Portfolio	13,398,661	68,907,227
8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2022, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Managed Volatility Growth
	Strategic Equity Allocation Trust	24.3%
	Equity Income Trust	23.2%
	Mid Value Trust	18.7%
	Core Bond Trust	17.9%
22

Investment in affiliated underlying funds, continued

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	Mid Cap Growth Trust	17.3%
	Select Bond Trust	17.0%
	Blue Chip Growth Trust	17.0%
	Small Cap Value Trust	14.7%
	Emerging Markets Equity Fund	14.4%
	Small Cap Growth Fund	9.9%
	Fundamental Large Cap Core Fund	7.8%
Managed Volatility Balanced
	Core Bond Trust	24.7%
	Select Bond Trust	23.4%
	Equity Income Trust	15.2%
	Strategic Equity Allocation Trust	13.7%
	Blue Chip Growth Trust	10.7%
	Small Cap Value Trust	9.5%
	Mid Value Trust	8.6%
	Mid Cap Growth Trust	7.8%
	Emerging Markets Equity Fund	6.8%
	Small Cap Growth Fund	5.6%
Managed Volatility Moderate
	Core Bond Trust	8.4%
	Select Bond Trust	7.9%
Managed Volatility Conservative
	Core Bond Trust	6.1%
	Select Bond Trust	5.8%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Growth Portfolio
Blue Chip Growth	9,987,621	$352,690,836	$38,162,254	$(129,938)	$(34,899)	$(119,224,724)	—	—	$271,463,529
Bond	30,782,396	529,351,860	15,147,310	(44,628,317)	(1,055,063)	(71,248,312)	$8,397,307	—	427,567,478
Core Bond	12,864,473	184,009,300	6,750,000	(21,968,231)	(1,619,817)	(17,814,721)	—	—	149,356,531
Emerging Markets Equity	29,624,924	331,931,518	23,086,726	—	—	(87,505,181)	—	—	267,513,063
Equity Income	21,090,937	424,204,823	894,011	(78,306,780)	3,139,705	(30,614,974)	—	—	319,316,785
Fundamental Large Cap Core	6,474,609	493,272,282	13,776,867	(20,306,305)	6,990,913	(119,112,896)	—	—	374,620,861
Mid Cap Growth	7,831,298	121,529,824	26,703,360	(2,199,754)	(715,029)	(49,541,623)	—	—	95,776,778
Mid Value	9,848,276	142,433,245	913,575	(27,156,167)	1,752,635	(12,763,697)	—	—	105,179,591
Multifactor Developed International ETF	6,347,227	224,620,250	3,661,752	(14,240,436)	2,330,605	(44,870,097)	3,339,255	—	171,502,074
Multifactor Emerging Markets ETF	4,930,347	145,079,397	1,641	(1,928,136)	389,560	(23,086,689)	902,106	—	120,455,773
Multifactor Mid Cap ETF	2,841,643	169,253,316	3,332,794	(14,486,186)	4,910,574	(37,466,710)	566,936	—	125,543,788
Multifactor Small Cap ETF	4,019,677	151,971,238	2,620,529	(8,864,934)	1,994,971	(30,266,842)	380,905	—	117,454,962
Select Bond Trust	89,061,015	1,355,230,471	—	(106,710,446)	(4,222,808)	(144,393,683)	—	—	1,099,903,534
Small Cap Growth	3,205,768	54,849,407	8,140,292	(136,320)	(31,170)	(19,480,229)	—	—	43,341,980
Small Cap Value	4,110,496	84,818,601	877,442	(10,665,666)	905,097	(10,537,490)	—	—	65,397,984
23

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation Trust	94,469,845	$2,294,907,347	$6,863,565	$(155,426,252)	$38,759,909	$(475,200,367)	—	—	$1,709,904,202
					$53,495,183	$(1,293,128,235)	$13,586,509	—	$5,464,298,913
Managed Volatility Balanced Portfolio
Blue Chip Growth	6,289,073	$227,297,182	$19,879,523	—	—	$(76,239,690)	—	—	$170,937,015
Bond	42,424,854	720,842,297	14,502,435	$(47,028,658)	$(1,049,276)	(97,985,578)	$11,502,435	—	589,281,220
Core Bond	17,707,036	250,047,042	3,000,000	(20,890,533)	(3,321,608)	(23,256,215)	—	—	205,578,686
Emerging Markets Equity	14,045,202	162,412,942	6,994,543	—	—	(42,579,315)	—	—	126,828,170
Equity Income	13,781,757	274,361,033	—	(47,714,754)	1,403,105	(19,393,585)	—	—	208,655,799
Fundamental Large Cap Core	3,768,279	289,524,868	5,924,781	(11,511,923)	3,830,967	(69,736,078)	—	—	218,032,615
Mid Cap Growth	3,524,427	54,056,377	11,097,450	—	—	(22,050,084)	—	—	43,103,743
Mid Value	4,530,503	65,597,552	—	(12,127,046)	1,353,300	(6,438,033)	—	—	48,385,773
Multifactor Developed International ETF	2,844,785	101,622,338	2,163	(5,401,332)	939,186	(20,296,264)	1,529,385	—	76,866,091
Multifactor Emerging Markets ETF	2,391,545	70,821,126	1,611	(1,389,064)	280,036	(11,284,677)	437,581	—	58,429,032
Multifactor Mid Cap ETF	1,606,232	96,063,745	723,953	(7,223,700)	2,484,605	(21,085,273)	320,459	—	70,963,330
Multifactor Small Cap ETF	1,894,451	72,140,364	327,572	(3,630,833)	840,300	(14,321,545)	179,518	—	55,355,858
Select Bond Trust	122,170,582	1,835,355,675	—	(123,891,994)	(8,573,126)	(194,083,873)	—	—	1,508,806,682
Small Cap Growth	1,801,343	30,944,541	4,270,769	—	—	(10,861,150)	—	—	24,354,160
Small Cap Value	2,638,733	54,668,294	—	(6,447,117)	630,789	(6,869,730)	—	—	41,982,236
Strategic Equity Allocation Trust	53,275,711	1,281,437,978	—	(71,857,173)	16,438,372	(261,728,812)	—	—	964,290,365
					$15,256,650	$(898,209,902)	$13,969,378	—	$4,411,850,775
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,581,784	$55,131,904	$6,519,950	—	—	$(18,658,954)	—	—	$42,992,900
Bond	14,449,597	244,794,398	4,653,146	$(15,139,140)	$(262,016)	(33,341,488)	$3,903,146	—	200,704,900
Core Bond	6,016,122	85,060,033	749,999	(6,931,995)	(1,084,925)	(7,945,935)	—	—	69,847,177
Emerging Markets Equity	2,572,620	29,863,100	1,222,192	—	—	(7,854,538)	—	—	23,230,754
Equity Income	3,549,442	70,370,499	—	(12,032,383)	560,199	(5,159,759)	—	—	53,738,556
Fundamental Large Cap Core	906,867	68,472,338	2,104,855	(2,505,616)	831,570	(16,431,816)	—	—	52,471,331
Mid Cap Growth	968,482	15,109,366	2,980,746	(31,644)	(8,571)	(6,205,358)	—	—	11,844,539
Mid Value	1,152,948	16,542,172	127,260	(3,089,501)	325,391	(1,591,837)	—	—	12,313,485
Multifactor Developed International ETF	418,336	14,999,257	31	(859,683)	161,037	(2,997,203)	224,902	—	11,303,439
Multifactor Emerging Markets ETF	436,242	13,007,045	—	(343,160)	69,523	(2,075,362)	79,819	—	10,658,046
Multifactor Mid Cap ETF	208,210	12,213,234	201,460	(841,960)	290,564	(2,664,580)	41,540	—	9,198,718
Multifactor Small Cap ETF	259,893	9,808,416	100,776	(485,613)	116,115	(1,945,621)	24,627	—	7,594,073
Select Bond Trust	41,519,637	624,449,309	—	(42,803,690)	(2,913,197)	(65,964,908)	—	—	512,767,514
24

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	421,221	$7,169,362	$1,076,064	—	—	$(2,550,512)	—	—	$5,694,914
Small Cap Value	552,813	11,393,562	31,369	$(1,336,433)	$206,525	(1,499,773)	—	—	8,795,250
Strategic Equity Allocation Trust	12,249,991	295,108,430	—	(17,012,443)	4,046,712	(60,417,860)	—	—	221,724,839
					$2,338,927	$(237,305,504)	$4,274,034	—	$1,254,880,435
Managed Volatility Conservative Portfolio
Blue Chip Growth	492,876	$17,159,208	$4,301,007	$(2,003,544)	$161,682	$(6,221,985)	—	—	$13,396,368
Bond	10,578,501	181,367,308	3,042,364	(12,578,848)	(319,163)	(24,576,279)	$2,887,274	—	146,935,382
Core Bond	4,391,402	62,824,849	127,084	(5,293,348)	(621,854)	(6,052,549)	—	—	50,984,182
Emerging Markets Equity	773,632	8,538,615	880,737	(131,327)	23,009	(2,325,141)	—	—	6,985,893
Equity Income	1,092,766	21,530,004	260,501	(3,831,008)	543,553	(1,958,575)	—	—	16,544,475
Fundamental Large Cap Core	257,391	19,113,742	1,404,424	(1,243,447)	377,678	(4,759,729)	—	—	14,892,668
Multifactor Developed International ETF	11,629	406,275	23,861	(40,369)	7,165	(82,716)	6,080	—	314,216
Multifactor Emerging Markets ETF	119,908	3,569,423	73,422	(171,048)	32,951	(575,216)	21,940	—	2,929,532
Multifactor Mid Cap ETF	196,587	11,398,396	584,096	(1,076,408)	367,940	(2,588,810)	39,167	—	8,685,214
Multifactor Small Cap ETF	229,554	8,537,238	375,669	(612,676)	137,055	(1,729,718)	21,753	—	6,707,568
Select Bond Trust	30,336,697	461,361,476	556,394	(36,314,181)	(2,690,858)	(48,254,629)	—	—	374,658,202
Strategic Equity Allocation Trust	3,385,144	80,224,383	1,559,251	(5,108,711)	757,310	(16,161,120)	—	—	61,271,113
					$(1,223,532)	$(115,286,467)	$2,976,214	—	$704,304,813
9.  Reorganization
On April 6, 2021, the shareholders of Managed Volatility Aggressive Portfolio (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Managed Volatility Growth Portfolio (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisor and the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 23, 2021. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Managed Volatility Growth Portfolio	Managed Volatility Aggressive Portfolio	$348,985,371	$56,251,540	32,140,529	27,018,950	$7,295,547,690	$7,644,533,061
10.  Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
25

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference meeting1 at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference1 meeting held on May 24-25, 2022. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
26

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that while each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fees retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Managed Volatility Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Fund of Funds' investments in the underlying portfolios, and made a finding that the Funds of Funds' expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as: (i) that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board; and (ii) that the investment strategies employed by the JHVIT Managed Volatility Portfolios, which are intended to reduce portfolio volatility and the magnitude of portfolio losses, may benefit the John Hancock insurance companies by reducing the likelihood or extent to which an insurer would have to make payments out of its own resources to cover the guarantees under the variable annuity and/or insurance contracts;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

27

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates, from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to the John Hancock underlying portfolios in which the Fund invests (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each of the other funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Funds’ advisory fee structure and concluded that: (i) the Funds’ fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if the Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the feesunder the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

28

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed;
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	The subadvisory fees are paid by the Advisor and not the Funds and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if the Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

29

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2021	Fees and Expenses	Comments
Managed Volatility Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2022.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2022.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
30

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2021	Fees and Expenses	Comments
Managed Volatility Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one-, three-, five-, and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
31

John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, Managed Volatility Moderate Portfolio, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and hold quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitors current market and liquidity conditions; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.

32

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
33

Information Control Center
P.O. Box 772
Boston, MA 02117-0772
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
Investment advisor
John Hancock Variable Trust Advisers LLC
Principal distributor
John Hancock Distributors, LLC
JHTLSA	6/30
8/22
1115018:0622

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2022

Investing in global
companies for
the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2022, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

33	Global Small Capitalization Fund

41	Growth Fund

48	International Fund

53	New World Fund®

67	Washington Mutual Investors FundSM

72	Capital World Growth and Income Fund®

81	Growth-Income Fund

87	International Growth and Income Fund

94	Capital Income Builder®

111	Asset Allocation Fund

141	American Funds Global Balanced FundSM

156	The Bond Fund of America®

183	Capital World Bond Fund®

202	American High-Income Trust®

221	American Funds Mortgage Fund®

227	Ultra-Short Bond Fund

229	U.S. Government Securities Fund®

237	Managed Risk Growth Fund

239	Managed Risk International Fund

241	Managed Risk Washington Mutual Investors Fund

243	Managed Risk Growth-Income Fund

245	Managed Risk Asset Allocation Fund

247	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	–27.84%	–24.63%	8.62%	11.25%	9.58%
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	6.21
Global Small Capitalization Fund	4/30/98	–31.99	–34.36	4.59	7.86	8.41
MSCI All Country World Small Cap Index[1]		–22.27	–21.82	4.68	8.33	7.20
Growth Fund	2/8/84	–29.80	–24.04	13.89	14.92	12.82
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	11.24
International Fund	5/1/90	–22.53	–26.93	0.91	5.20	7.10
MSCI All Country World Index (ACWI) ex USA[1]		–18.42	–19.42	2.50	4.83	5.28
New World Fund	6/17/99	–23.72	–27.22	4.65	5.53	7.50
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	5.01
Washington Mutual Investors Fund	7/5/01	–12.88	–3.07	8.48	11.55	6.88
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	7.63
Capital World Growth and Income Fund	5/1/06	–21.20	–17.65	5.31	8.66	6.28
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	5.63
Growth-Income Fund	2/8/84	–19.68	–12.58	9.59	12.27	11.05
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	11.24
International Growth and Income Fund	11/18/08	–19.00	–20.17	1.55	4.33	6.80
MSCI All Country World Index (ACWI) ex USA[1]		–18.42	–19.42	2.50	4.83	6.78
Capital Income Builder	5/1/14	–9.64	–5.14	4.68	—	4.22
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[3]		–17.26	–13.99	5.41	—	5.25
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	—	6.55
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	—	1.56
Asset Allocation Fund	8/1/89	–15.78	–11.82	6.50	8.86	8.25
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[5]		–16.11	–10.24	7.37	8.50	8.28
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	9.84
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	1.54	5.28
American Funds Global Balanced Fund	5/2/11	–16.31	–12.41	4.74	6.04	5.25
60%/40% MSCI ACWI/Bloomberg Global Aggregate Index[6]		–17.66	–15.41	4.18	5.41	4.37
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	6.78
Bloomberg Global Aggregate Index[4]		–13.91	–15.25	–0.55	0.11	0.32
The Bond Fund of America	1/2/96	–9.96	–9.48	1.79	2.12	4.22
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	1.54	4.37
Capital World Bond Fund	10/4/06	–16.05	–17.37	–0.82	0.25	2.58
Bloomberg Global Aggregate Index[4]		–13.91	–15.25	–0.55	0.11	2.29
American High-Income Trust	2/8/84	–12.42	–10.67	3.13	4.46	8.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[4]		–14.19	–12.82	2.09	4.47	N/A
American Funds Mortgage Fund	5/2/11	–6.77	–6.54	1.03	1.60	2.02
Bloomberg U.S. Mortgage Backed Securities Index[4]		–8.78	–9.03	0.36	1.18	1.60
Ultra-Short Bond Fund	2/8/84	0.09	–0.09	0.79	0.35	3.17
Bloomberg Short–Term Government/Corporate Index[4]		–0.37	–0.37	1.25	0.84	N/A
U.S. Government Securities Fund	12/2/85	–7.08	–6.27	1.66	1.64	5.36
Bloomberg U.S. Government/ Mortgage-Backed Securities Index[4]		–8.93	–8.91	0.62	1.10	5.63

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	–22.20%	–18.21%	9.47%	8.95%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		–13.90	–6.01	7.36	8.28
Managed Risk International Fund	5/1/13	–15.68	–21.14	–0.41	0.86
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		–14.46	–12.88	1.43	1.89
Managed Risk Washington Mutual Investors Fund	5/1/13	–9.45	–2.50	4.16	5.71
S&P 500 Managed Risk Index — Moderate[7]		–13.22	–6.26	6.66	7.51
Managed Risk Growth-Income Fund	5/1/13	–15.87	–10.85	6.66	7.19
S&P 500 Managed Risk Index — Moderate[7]		–13.22	–6.26	6.66	7.51
Managed Risk Asset Allocation Fund	9/28/12	–14.40	–11.09	4.34	6.16
S&P 500 Managed Risk Index — Moderate Conservative[7]		–12.74	–6.70	5.97	7.15

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Visit capitalgroup.com/afis for more information.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.
[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCIACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.Bloomberg U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.
[5]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[6]	Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCIACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[7]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2023, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series –International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Gross expense ratio	Net expense ratio

Class 1	-27.84%	-24.63%	8.62%	11.25%	9.58%	0.53%	0.42%
Class 1A	-27.91	-24.79	8.36	10.99	9.31	0.78	0.67
Class 2	-27.91	-24.80	8.36	10.98	9.30	0.78	0.67
Class 4	-27.99	-24.98	8.08	10.75	9.05	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Gross expense ratio	Net expense ratio

Class 1	–31.99%	–34.36%	4.59%	7.86%	8.41%	0.70%	0.65%
Class 1A	–32.05	–34.50	4.34	7.60	8.14	0.95	0.90
Class 2	–32.09	–34.53	4.33	7.59	8.14	0.95	0.90
Class 4	–32.13	–34.66	4.07	7.33	7.87	1.20	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

6	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–29.80%	–24.04%	13.89%	14.92%	12.82%	0.35%
Class 1A	–29.89	–24.24	13.61	14.64	12.54	0.60
Class 2	–29.90	–24.24	13.61	14.63	12.54	0.60
Class 3	–29.88	–24.19	13.69	14.71	12.62	0.53
Class 4	–29.98	–24.43	13.32	14.36	12.26	0.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	–22.53%	–26.93%	0.91%	5.20%	7.10%	0.54%
Class 1A	–22.66	–27.15	0.66	4.94	6.83	0.79
Class 2	–22.63	–27.14	0.66	4.94	6.83	0.79
Class 3	–22.64	–27.12	0.72	5.01	6.91	0.72
Class 4	–22.78	–27.36	0.40	4.69	6.57	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

8	American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

Class 1	–23.72%	–27.22%	4.65%	5.53%	7.50%	0.64%	0.57%
Class 1A	–23.82	–27.39	4.39	5.27	7.24	0.89	0.82
Class 2	–23.84	–27.41	4.39	5.26	7.24	0.89	0.82
Class 4	–23.89	–27.56	4.13	5.02	6.97	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	9

Washington Mutual Investors FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022†

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

Class 1	–12.88%	–3.07%	8.48%	11.55%	6.88%	0.41%	0.27%
Class 1A	–12.98	–3.37	8.21	11.28	6.62	0.66	0.52
Class 2	–13.01	–3.37	8.19	11.26	6.61	0.66	0.52
Class 4	–13.13	–3.58	7.93	11.05	6.37	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

†	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

10	American Funds Insurance Series

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

Class 1	–21.20%	–17.65%	5.31%	8.66%	6.28%	0.53%	0.42%
Class 1A	–21.28	–17.87	5.05	8.41	6.02	0.78	0.67
Class 2	–21.30	–17.87	5.05	8.40	6.01	0.78	0.67
Class 4	–21.40	–18.07	4.79	8.14	5.76	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–19.68%	–12.58%	9.59%	12.27%	11.05%	0.29%
Class 1A	–19.78	–12.78	9.32	12.00	10.77	0.54
Class 2	–19.79	–12.79	9.32	11.98	10.77	0.54
Class 3	–19.75	–12.72	9.39	12.06	10.85	0.47
Class 4	–19.88	–13.00	9.04	11.72	10.50	0.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

12	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Gross expense ratio	Net expense ratio

Class 1	–19.00%	–20.17%	1.55%	4.33%	6.80%	0.54%	0.53%
Class 1A	–19.14	–20.42	1.29	4.08	6.54	0.79	0.78
Class 2	–19.16	–20.41	1.27	4.06	6.53	0.79	0.78
Class 4	–19.24	–20.59	1.03	3.84	6.29	1.04	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio

Class 1	–9.64%	–5.14%	4.68%	4.22%	0.41%	0.27%
Class 1A	–9.68	–5.38	4.43	3.97	0.66	0.52
Class 2	–9.67	–5.37	4.43	4.05	0.66	0.52
Class 4	–9.81	–5.62	4.17	3.71	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio

Class 1	–15.78%	–11.82%	6.50%	8.86%	8.25%	0.30%
Class 1A	–15.88	–12.03	6.24	8.60	7.99	0.55
Class 2	–15.91	–12.06	6.23	8.58	7.98	0.55
Class 3	–15.89	–12.01	6.30	8.66	8.06	0.48
Class 4	–16.01	–12.29	5.96	8.36	7.73	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	15

American Funds Global Balanced FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	–16.31%	–12.41%	4.74%	6.04%	5.25%	0.52%	0.51%
Class 1A	–16.48	–12.65	4.48	5.79	5.01	0.77	0.76
Class 2	–16.41	–12.61	4.47	5.78	4.99	0.77	0.76
Class 4	–16.53	–12.87	4.20	5.63	4.83	1.02	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

16	American Funds Insurance Series

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio

Class 1	–9.96%	–9.48%	1.79%	2.12%	4.22%	0.39%	0.20%
Class 1A	–10.09	–9.70	1.55	1.87	3.97	0.64	0.45
Class 2	–10.14	–9.68	1.54	1.86	3.96	0.64	0.45
Class 4	–10.22	–9.92	1.28	1.62	3.71	0.89	0.70

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio

Class 1	–16.05%	–17.37%	–0.82%	0.25%	2.58%	0.50%
Class 1A	–16.22	–17.63	–1.05	0.01	2.34	0.75
Class 2	–16.21	–17.65	–1.06	–0.01	2.32	0.75
Class 4	–16.26	–17.79	–1.31	–0.21	2.10	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

18	American Funds Insurance Series

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Gross expense ratio	Net expense ratio

Class 1	–12.42%	–10.67%	3.13%	4.46%	8.17%	0.44%	0.30%
Class 1A	–12.60	–11.01	2.85	4.20	7.90	0.69	0.55
Class 2	–12.52	–10.94	2.87	4.19	7.90	0.69	0.55
Class 3	–12.58	–10.91	2.93	4.25	7.97	0.62	0.48
Class 4	–12.68	–11.12	2.61	3.98	7.64	0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	–6.77%	–6.54%	1.03%	1.60%	2.02%	0.37%	0.25%
Class 1A	–6.94	–6.82	0.78	1.35	1.77	0.62	0.50
Class 2	–6.93	–6.81	0.77	1.34	1.76	0.62	0.50
Class 4	–7.05	–7.09	0.52	1.14	1.56	0.87	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

20	American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	0.09%	–0.09%	0.79%	0.35%	3.17%	0.31%
Class 1A	0.00	–0.09	0.79	0.24	2.95	0.56
Class 2	–0.09	–0.36	0.54	0.09	2.92	0.56
Class 3	–0.09	–0.27	0.61	0.16	2.99	0.49
Class 4	–0.18	–0.54	0.30	–0.08	2.68	0.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

Commercial paper	69.4%
Federal agency bills & notes	17.6
U.S. Treasury bills	11.2
Other assets less liabilities	1.8
Total	100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio

Class 1	–7.08%	–6.27%	1.66%	1.64%	5.36%	0.34%	0.22%
Class 1A	–7.15	–6.43	1.42	1.41	5.11	0.59	0.47
Class 2	–7.21	–6.51	1.41	1.38	5.10	0.59	0.47
Class 3	–7.18	–6.43	1.48	1.46	5.17	0.52	0.40
Class 4	–7.35	–6.68	1.15	1.18	4.85	0.84	0.72

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

22	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–22.20%	–18.21%	9.47%	8.95%	0.74%	0.69%
Class P2	–22.32	–18.44	9.21	8.64	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–15.68%	–21.14%	–0.41%	0.86%	0.93%	0.85%
Class P2	–15.83	–21.38	–0.73	0.50	1.18	1.10

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–9.45%	–2.50%	4.16%	5.71%	0.69%	0.64%
Class P2	–9.56	–2.81	3.84	5.36	0.94	0.89

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–15.87%	–10.85%	6.66%	7.19%	0.68%	0.63%
Class P2	–16.01	–11.15	6.36	6.88	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	–14.40%	–11.09%	4.34%	6.16%	0.70%	0.65%
Class P2	–14.50	–11.31	4.08	5.90	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 89.00%	Shares	Value (000)
Information technology 24.63%
Microsoft Corp.	1,862,700	$478,396
Taiwan Semiconductor Manufacturing Company, Ltd.	20,131,000	322,275
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	11,445
ASML Holding NV	458,318	218,942
ASML Holding NV (New York registered) (ADR)	234,500	111,594
Adyen NV1	64,475	93,782
Applied Materials, Inc.	875,000	79,608
Broadcom, Inc.	125,300	60,872
Fiserv, Inc.[1]	497,600	44,272
MongoDB, Inc., Class A1	139,000	36,071
Samsung Electronics Co., Ltd.	785,100	34,466
Apple, Inc.	229,880	31,429
Hexagon AB, Class B	2,920,500	30,333
NVIDIA Corp.	167,500	25,391
Keyence Corp.	69,400	23,723
EPAM Systems, Inc.[1]	72,800	21,460
Mastercard, Inc., Class A	53,300	16,815
Capgemini SE	85,000	14,560
Visa, Inc., Class A	70,197	13,821
DocuSign, Inc.[1]	180,000	10,328
Network International Holdings PLC[1]	3,731,800	8,577
Shopify, Inc., Class A, subordinate voting shares[1]	140,000	4,374
		1,692,534

Health care 16.62%
UnitedHealth Group, Inc.	320,450	164,593
Pfizer, Inc.	1,884,219	98,790
AstraZeneca PLC	748,300	98,378
ResMed, Inc.	378,000	79,240
DexCom, Inc.[1]	1,012,000	75,424
Cigna Corp.	259,119	68,283
Merck & Co., Inc.	620,000	56,525
Regeneron Pharmaceuticals, Inc.[1]	95,036	56,179
Eli Lilly and Company	136,600	44,290
Mettler-Toledo International, Inc.[1]	34,600	39,747
CVS Health Corp.	371,000	34,377
Novo Nordisk A/S, Class B	280,400	31,100
Elevance Health, Inc.	53,100	25,625
NovoCure, Ltd.[1]	340,000	23,630
Tandem Diabetes Care, Inc.[1]	379,084	22,438
Bayer AG	363,860	21,628
Danaher Corp.	82,100	20,814
Catalent, Inc.[1]	166,200	17,832
Zoetis, Inc., Class A	98,300	16,897
Eurofins Scientific SE, non-registered shares	182,400	14,351
Novartis AG	165,600	14,025
Virbac SA	36,000	14,015
Sanofi	135,000	13,630
Olympus Corp.	665,800	13,379
Vertex Pharmaceuticals, Inc.[1]	43,700	12,314
Dechra Pharmaceuticals PLC	267,600	11,264
Alnylam Pharmaceuticals, Inc.[1]	68,000	9,918
Thermo Fisher Scientific, Inc.	17,472	9,492
Siemens Healthineers AG	178,000	9,045
Genus PLC	270,000	8,243
Bachem Holding AG, Class B	101,500	7,054
Rede D’Or Sao Luiz SA	1,073,663	5,945
Organon & Co.	62,000	2,092
Viatris, Inc.	110,678	1,159
EUROAPI[1]	5,869	93
		1,141,809

28	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 14.76%
Chipotle Mexican Grill, Inc.[1]	141,600	$185,108
Amazon.com, Inc.[1]	1,436,000	152,517
LVMH Moët Hennessy-Louis Vuitton SE	210,400	128,258
Floor & Decor Holdings, Inc., Class A1	914,698	57,589
Domino’s Pizza, Inc.	138,400	53,936
Prosus NV, Class N	760,993	49,827
Renault SA1	1,688,781	42,102
NIKE, Inc., Class B	370,600	37,875
Cie. Financière Richemont SA, Class A	291,500	31,039
MGM China Holdings, Ltd.[1]	54,589,200	30,958
Home Depot, Inc.	92,275	25,308
Domino’s Pizza Enterprises, Ltd.	430,000	20,183
YUM! Brands, Inc.	166,000	18,843
Coupang, Inc., Class A1	1,392,204	17,751
Booking Holdings, Inc.[1]	9,900	17,315
XPeng, Inc., Class A1,2	979,200	15,773
Wynn Macau, Ltd.[1]	21,430,000	14,556
EssilorLuxottica	95,943	14,368
IDP Education, Ltd.	871,300	14,326
MercadoLibre, Inc.[1]	21,200	13,502
Stellantis NV	1,038,800	12,826
Evolution AB	140,000	12,729
Dollar Tree Stores, Inc.[1]	75,200	11,720
Entain PLC[1]	665,250	10,082
Moncler SpA	217,370	9,324
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,559,600	8,968
Tesla, Inc.[1]	10,768	7,251
		1,014,034

Consumer staples 8.76%
British American Tobacco PLC	3,329,455	142,643
Kweichow Moutai Co., Ltd., Class A	388,821	118,779
Philip Morris International, Inc.	919,500	90,791
Keurig Dr Pepper, Inc.	1,624,000	57,473
Nestlé SA	481,100	56,161
Altria Group, Inc.	1,248,500	52,150
Monster Beverage Corp.[1]	350,920	32,530
Costco Wholesale Corp.	39,170	18,773
Carrefour SA, non-registered shares	842,900	14,915
Simply Good Foods Co., Class A1	263,800	9,964
Bunge, Ltd.	85,000	7,709
		601,888

Financials 8.62%
Tradeweb Markets, Inc., Class A	1,634,960	111,586
AIA Group, Ltd.	10,109,600	109,576
Kotak Mahindra Bank, Ltd.	2,915,200	61,318
AXA SA	1,692,893	38,426
Aon PLC, Class A	101,000	27,238
JPMorgan Chase & Co.	209,800	23,625
Citigroup, Inc.	497,600	22,885
Société Générale	1,011,450	22,142
Ping An Insurance (Group) Company of China, Ltd., Class H	3,254,000	22,124
Prudential PLC	1,773,082	21,929
Zurich Insurance Group AG	42,200	18,354
CME Group, Inc., Class A	80,000	16,376
HDFC Life Insurance Company, Ltd.	2,289,515	15,945
Banco Santander, SA	5,334,500	15,027
Wells Fargo & Company	377,200	14,775
FinecoBank SpA	893,000	10,687
Macquarie Group, Ltd.	91,100	10,345
DBS Group Holdings, Ltd.	483,600	10,331

American Funds Insurance Series	29

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bank of America Corp.	320,200	$9,968
AU Small Finance Bank, Ltd.	1,071,462	8,028
Jackson Financial, Inc., Class A	44,327	1,186
Moscow Exchange MICEX-RTS PJSC[1,3,4]	12,640,000	—	[5]
		591,871

Communication services 4.71%
Alphabet, Inc., Class A1	76,350	166,386
Alphabet, Inc., Class C1	39,000	85,311
Meta Platforms, Inc., Class A1	240,900	38,845
Tencent Holdings, Ltd.	297,100	13,418
Publicis Groupe SA	273,000	13,349
Sea, Ltd., Class A (ADR)[1]	95,851	6,409
		323,718

Industrials 4.69%
Caterpillar, Inc.	231,600	41,401
MTU Aero Engines AG	167,000	30,399
Alliance Global Group, Inc.	156,400,700	25,031
DSV A/S	171,230	23,913
Airbus SE, non-registered shares	245,400	23,775
GT Capital Holdings, Inc.	2,454,611	21,830
NIBE Industrier AB, Class B	2,328,700	17,483
Safran SA	156,300	15,431
L3Harris Technologies, Inc.	62,600	15,130
Suzhou Maxwell Technologies Co., Ltd., Class A	194,970	14,297
Carrier Global Corp.	370,900	13,226
Canadian Pacific Railway, Ltd. (CAD denominated)	183,000	12,782
Daikin Industries, Ltd.	74,600	11,959
Techtronic Industries Co., Ltd.	1,070,000	11,161
SMC Corp.	22,500	10,028
General Electric Co.	157,500	10,028
Nidec Corp.	143,000	8,832
BayCurrent Consulting, Inc.	32,100	8,541
Boeing Company[1]	51,300	7,014
		322,261

Energy 3.06%
Canadian Natural Resources, Ltd. (CAD denominated)	1,168,000	62,765
Reliance Industries, Ltd.[1]	1,601,273	52,630
Tourmaline Oil Corp.	707,000	36,762
Aker BP ASA[2]	599,979	20,838
Equinor ASA	592,000	20,588
Gaztransport & Technigaz SA	75,000	9,392
Halliburton Company	235,128	7,374
Gazprom PJSC (ADR)[3,4]	4,173,000	—	[5]
LUKOIL Oil Co. PJSC (ADR)[3,4]	246,300	—	[5]
		210,349

Materials 2.63%
Sherwin-Williams Company	445,000	99,640
Vale SA, ordinary nominative shares	1,397,000	20,437
Linde PLC	48,000	13,801
Koninklijke DSM NV	93,100	13,376
Shin-Etsu Chemical Co., Ltd.	113,500	12,799
Corteva, Inc.	201,300	10,898
First Quantum Minerals, Ltd.	507,000	9,619
		180,570

30	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.38%
Country Garden Services Holdings Co., Ltd.	3,058,700	$13,623
Goodman Logistics (HK), Ltd. REIT	1,027,500	12,653
		26,276

Utilities 0.14%
Brookfield Infrastructure Partners LP	247,500	9,456

Total common stocks (cost: $4,373,649,000)		6,114,766

Preferred securities 1.51%
Health care 1.21%
Sartorius AG, nonvoting non-registered preferred shares[2]	239,000	83,504

Information technology 0.30%
Samsung Electronics Co., Ltd., nonvoting preferred shares	512,300	20,517

Total preferred securities (cost: $27,546,000)		104,021

Short-term securities 9.46%
Money market investments 9.19%
Capital Group Central Cash Fund 1.38%[6,7]	6,318,224	631,696

Money market investments purchased with collateral from securities on loan 0.27%
Capital Group Central Cash Fund 1.38%[6,7,8]	52,186	5,217
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[6,8]	2,754,831	2,755
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[6,8]	2,608,796	2,609
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[6,8]	2,608,796	2,609
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[6,8]	2,608,796	2,609
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[6,8]	2,608,796	2,609
		18,408

Total short-term securities (cost: $650,218,000)		650,104
Total investment securities 99.97% (cost: $5,051,413,000)		6,868,891
Other assets less liabilities 0.03%		1,855

Net assets 100.00%		$6,870,746

American Funds Insurance Series	31

Global Growth Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.27%
Money market investments 9.19%
Capital Group Central Cash Fund 1.38%[6]	$376,714	$1,043,895		$788,734	$(20)	$(159)	$631,696	$1,427
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 1.38%[6,8]	1,808	3,409	[9]				5,217	—	[10]
Total short-term securities							636,913
Total 9.27%					$(20)	$(159)	$636,913	$1,427

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $27,348,000, which represented .40% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2022.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

32	American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 88.73%	Shares	Value (000)
Information technology 20.36%
Wolfspeed, Inc.[1]	800,681	$50,803
PAR Technology Corp.[1,2]	837,615	31,402
Ceridian HCM Holding, Inc.[1]	629,935	29,657
Confluent, Inc., Class A1	1,124,085	26,124
eMemory Technology, Inc.[3]	734,430	25,309
Net One Systems Co., Ltd.	908,156	20,080
Nordic Semiconductor ASA[1]	1,217,741	18,891
Tanla Platforms, Ltd.	1,477,291	18,793
Kingdee International Software Group Co., Ltd.[1]	7,337,224	17,205
AvidXchange Holdings, Inc.[1,2]	2,786,637	17,110
Marqeta, Inc., Class A1	2,071,598	16,801
Qorvo, Inc.[1]	169,518	15,989
SUMCO Corp.[2]	1,146,200	14,860
Euronet Worldwide, Inc.[1]	144,187	14,504
ALTEN SA, non-registered shares	124,108	13,500
Silicon Laboratories, Inc.[1]	95,000	13,321
Pegasystems, Inc.	263,141	12,589
Gitlab, Inc., Class A1,2	213,816	11,362
OVH Groupe SAS[1,2]	590,318	10,702
Avalara, Inc.[1]	149,119	10,528
Truecaller AB, Class B1,2	2,177,076	10,441
Silergy Corp.	128,330	10,337
SimCorp AS	139,192	10,104
SINBON Electronics Co., Ltd.	1,142,550	9,760
Keywords Studios PLC	344,606	9,204
MACOM Technology Solutions Holdings, Inc.[1]	190,000	8,759
SHIFT, Inc.[1]	59,200	7,705
Extreme Networks, Inc.[1]	828,378	7,389
Aspen Technology, Inc.[1]	36,561	6,716
Linklogis, Inc., Class B1	6,753,115	6,678
Credo Technology Group Holding, Ltd.[1,2]	555,400	6,487
MongoDB, Inc., Class A1	23,300	6,046
CCC Intelligent Solutions Holdings, Inc.[1,2]	644,074	5,926
Expensify, Inc., Class A1,2	331,464	5,897
INFICON Holding AG	7,397	5,827
Kingboard Laminates Holdings, Ltd.	4,498,000	5,549
Rapid7, Inc.[1]	82,650	5,521
Unimicron Technology Corp.	1,016,007	5,416
Cognex Corp.	116,600	4,958
Smartsheet, Inc., Class A1	157,100	4,938
Bentley Systems, Inc., Class B	142,373	4,741
GlobalWafers Co., Ltd.	311,000	4,738
AppFolio, Inc., Class A1	51,790	4,694
SentinelOne, Inc., Class A1,2	186,212	4,344
BE Semiconductor Industries NV	87,146	4,189
Olo, Inc., Class A1,2	408,110	4,028
HashiCorp, Inc., Class A1,2	134,900	3,971
Network International Holdings PLC[1]	1,713,100	3,937
Digital Turbine, Inc.[1]	215,000	3,756
Softcat PLC	222,430	3,566
Globant SA1	17,730	3,085
StoneCo, Ltd., Class A1	386,700	2,978
Semtech Corp.[1]	50,000	2,749
Kingboard Holdings, Ltd.	710,000	2,687
SiteMinder, Ltd.[1]	704,640	1,707
Cvent Holding Corp.[1]	344,800	1,593
Bechtle AG, non-registered shares	36,937	1,510
Yotpo, Ltd.[1,3,4,5,6]	678,736	1,093

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
PagSeguro Digital, Ltd., Class A1	84,354	$864
Topicus.com, Inc., subordinate voting shares[1]	11,100	626
Copperleaf Technologies, Inc.[1]	79,200	394
		594,438

Industrials 16.31%
International Container Terminal Services, Inc.	11,690,490	39,121
Stericycle, Inc.[1]	571,050	25,041
IMCD NV	177,337	24,336
Visional, Inc.[1]	542,050	24,330
Japan Airport Terminal Co., Ltd.[1]	517,000	20,614
Fasadgruppen Group AB	2,370,503	19,535
Alfen NV1	204,601	18,902
Boyd Group Services, Inc.[2]	162,409	17,495
Interpump Group SpA	447,000	17,042
Instalco AB	4,098,065	16,945
Vicor Corp., Class A1	306,576	16,779
Trelleborg AB, Class B	783,350	15,782
Melrose Industries PLC	6,512,400	11,867
CG Power and Industrial Solutions, Ltd.[1]	4,880,108	11,843
Montrose Environmental Group, Inc.[1]	348,186	11,755
Japan Elevator Service Holdings Co., Ltd.	1,121,800	11,674
AirTAC International Group[1]	319,062	10,634
Cleanaway Waste Management, Ltd.	6,029,320	10,488
Woodward, Inc.	105,000	9,711
Centre Testing International Group Co., Ltd.	2,684,839	9,309
DL E&C Co., Ltd.	254,136	8,113
Guangzhou Baiyun International Airport Co., Ltd., Class A	3,524,879	7,851
GVS SpA[1,2]	867,862	7,076
Comfort Systems USA, Inc.	84,100	6,993
Cargotec OYJ, Class B, non-registered shares	258,700	6,799
Wizz Air Holdings PLC[1]	298,983	6,384
SIS, Ltd.[1]	1,097,471	6,308
Chart Industries, Inc.[1]	37,647	6,301
Engcon AB, Class B1	1,043,935	6,286
Rumo SA	1,900,000	5,798
Kajaria Ceramics, Ltd.	450,000	5,400
Atlas Corp.[2]	500,000	5,355
KEI Industries, Ltd.	357,929	5,224
Carel Industries SpA	252,900	5,025
ITM Power PLC[1,2]	2,322,000	4,884
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates (ADR)[1]	460,200	4,726
Addtech AB, Class B	353,050	4,604
Diploma PLC	161,300	4,375
Saia, Inc.[1]	20,727	3,897
easyJet PLC[1]	860,105	3,838
LIXIL Corp.	196,500	3,679
Sulzer AG	54,789	3,403
Granite Construction, Inc.	96,892	2,823
Antares Vision SpA[1,2]	281,100	2,551
VAT Group AG	7,251	1,729
Froy ASA	209,829	964
Howden Joinery Group PLC	131,029	961
The AZEK Co., Inc., Class A1	54,400	911
Matson, Inc.	8,674	632
		476,093

34	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 15.60%
Mattel, Inc.[1]	1,400,000	$31,262
Thor Industries, Inc.	370,472	27,685
Skechers USA, Inc., Class A1	650,000	23,127
Helen of Troy, Ltd.[1]	141,542	22,988
Lands’ End, Inc.[1,7]	2,100,000	22,302
YETI Holdings, Inc.[1]	512,805	22,189
Entain PLC[1]	1,424,930	21,595
Five Below, Inc.[1]	165,181	18,736
Asbury Automotive Group, Inc.[1]	97,426	16,498
Evolution AB	172,264	15,662
Wyndham Hotels & Resorts, Inc.	227,498	14,951
Light & Wonder, Inc.[1]	299,658	14,081
Inchcape PLC	1,569,000	13,284
Tube Investments of India, Ltd.	515,708	12,024
Coursera, Inc.[1]	817,039	11,586
Everi Holdings, Inc.[1]	709,832	11,577
WH Smith PLC[1]	649,917	11,123
Leslie’s, Inc.[1]	676,964	10,276
Golden Entertainment, Inc.[1]	256,800	10,156
Tongcheng Travel Holdings, Ltd.[1]	4,691,200	10,092
Basic-Fit NV1	259,466	9,810
Kindred Group PLC (SDR)	1,164,011	9,679
Musti Group OYJ	495,800	8,854
DraftKings, Inc., Class A1,2	756,364	8,827
Haichang Ocean Park Holdings, Ltd.[1,2]	8,156,000	8,274
Chervon Holdings, Ltd.[2]	1,316,900	7,401
Compagnie Plastic Omnium SA	409,500	7,094
DESCENTE, Ltd.	295,025	6,828
Zhongsheng Group Holdings, Ltd.	938,500	6,620
Shoei Co., Ltd.	144,700	5,663
On Holding AG, Class A1,2	291,402	5,155
Melco Resorts & Entertainment, Ltd. (ADR)[1]	803,773	4,622
TopBuild Corp.[1]	27,200	4,547
Melco International Development, Ltd.[1]	6,130,000	4,531
Domino’s Pizza Enterprises, Ltd.	95,471	4,481
Thule Group AB	102,200	2,511
IDP Education, Ltd.	150,966	2,482
Arco Platform, Ltd., Class A1,2	158,600	2,368
Elior Group SA1	882,500	1,959
Warby Parker, Inc., Class A1,2	167,332	1,884
NEXTAGE Co., Ltd.	39,100	673
		455,457

Health care 14.75%
Insulet Corp.[1]	337,461	73,546
Haemonetics Corp.[1]	1,018,080	66,358
Integra LifeSciences Holdings Corp.[1]	569,500	30,770
CanSino Biologics, Inc., Class H2	2,442,000	25,006
Max Healthcare Institute, Ltd.[1]	5,343,659	24,830
Oak Street Health, Inc.[1]	1,310,260	21,541
Globus Medical, Inc., Class A1	381,773	21,433
CONMED Corp.	189,609	18,157
Ocumension Therapeutics[1,2]	9,650,966	17,268
Hapvida Participacoes e Investimentos SA1	12,352,106	12,910
New Horizon Health, Ltd.[1]	3,707,844	11,152
ICON PLC[1]	46,061	9,981
CompuGroup Medical SE & Co. KGaA	228,815	9,745
Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	9,104
Medmix AG	399,754	8,852
Health Catalyst, Inc.[1]	568,785	8,242
iRhythm Technologies, Inc.[1]	73,000	7,886
Amplifon SpA	241,936	7,416

American Funds Insurance Series	35

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Netcare, Ltd.	7,889,376	$6,920
Ambu AS, Class B, non-registered shares[2]	595,252	5,780
Angelalign Technology, Inc.[2]	284,600	5,702
Encompass Health Corp.	82,226	4,609
Amedisys, Inc.[1]	38,867	4,086
Bachem Holding AG, Class B	46,560	3,236
Penumbra, Inc.[1]	25,400	3,163
Nordhealth AS, Class A1,2	1,279,999	2,950
Arjo AB, Class B	422,850	2,674
Gland Pharma, Ltd.[1]	75,273	2,575
Amvis Holdings, Inc.	87,800	2,446
Medincell SA1,2	397,121	2,160
		430,498

Financials 7.94%
Star Health & Allied Insurance Co., Ltd.[1,3,5,6]	6,037,336	33,624
Cholamandalam Investment and Finance Co., Ltd.	3,684,053	28,900
Eurobank Ergasias Services and Holdings SA1	25,119,028	22,196
Independent Bank Group, Inc.	280,449	19,045
Trupanion, Inc.[1]	300,000	18,078
Stifel Financial Corp.	271,050	15,184
IIFL Wealth Management, Ltd.	513,500	9,630
SouthState Corp.	108,850	8,398
Aavas Financiers, Ltd.[1]	272,734	6,960
Patria Investments, Ltd., Class A	508,200	6,718
Remgro, Ltd.	820,300	6,550
IIFL Finance, Ltd.	1,459,000	5,981
SiriusPoint, Ltd.[1]	1,100,000	5,962
Eastern Bankshares, Inc.	278,164	5,135
Glacier Bancorp, Inc.	91,858	4,356
United Community Banks, Inc.	140,000	4,227
Aptus Value Housing Finance India, Ltd.[1]	1,065,624	3,803
Janus Henderson Group PLC	160,000	3,762
WealthNavi, Inc.[1,2]	278,900	3,634
PT Bank Raya Indonesia Tbk[1]	71,098,896	3,365
Indian Energy Exchange, Ltd.	1,653,632	3,324
East West Bancorp, Inc.	49,700	3,221
Haci Ömer Sabanci Holding AS	2,323,200	2,632
Bridgepoint Group PLC	740,731	2,179
National Bank of Greece SA1	660,979	1,955
Capitec Bank Holdings, Ltd.	15,161	1,847
Allfunds Group PLC	138,012	1,064
		231,730

Materials 3.76%
Perimeter Solutions SA1,2	3,039,911	32,953
LANXESS AG	388,200	13,905
Lundin Mining Corp.	1,361,244	8,629
JSR Corp.	325,300	8,439
Navin Fluorine International, Ltd.	175,000	8,092
MMG, Ltd.[1]	18,704,000	6,960
Nanofilm Technologies International, Ltd.	4,058,851	6,807
PI Industries, Ltd.	188,382	6,105
Vidrala, SA, non-registered shares	61,827	4,484
OZ Minerals, Ltd.	340,000	4,168
Toyo Gosei Co., Ltd.	55,800	3,381
Recticel SA/NV	175,000	2,612
Mayr-Melnhof Karton AG, non-registered shares	10,516	1,785
Arkema SA	15,200	1,353
		109,673

36	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 3.07%
Grocery Outlet Holding Corp.[1]	521,782	$22,244
Shop Apotheke Europe NV, non-registered shares[1]	169,444	15,061
Freshpet, Inc.[1]	256,895	13,330
Monde Nissin Corp.[1]	49,971,450	11,815
Dole PLC	970,631	8,211
Scandinavian Tobacco Group A/S	305,111	5,967
Hilton Food Group PLC	375,115	4,667
Royal Unibrew A/S	44,000	3,896
AAK AB	223,527	3,647
Zur Rose Group AG1,2	9,250	694
Vector Group, Ltd.	15,654	164
		89,696

Real estate 2.10%
Embassy Office Parks REIT	4,939,400	23,405
Altus Group, Ltd.[2]	475,189	16,461
Macrotech Developers, Ltd.[1]	582,697	7,888
JHSF Participações SA	5,073,950	5,652
Mindspace Business Parks REIT	1,250,000	5,546
ESR-Logos REIT[1]	8,344,400	2,433
		61,385

Communication services 2.09%
Lions Gate Entertainment Corp., Class B1	2,531,585	22,354
JCDecaux SA1	788,279	13,242
Pearson PLC	636,200	5,807
Bandwidth, Inc., Class A1	284,506	5,354
Ubisoft Entertainment SA1	98,993	4,347
Trustpilot Group PLC[1,2]	2,966,832	3,662
Rightmove PLC	512,400	3,545
VTEX, Class A1,2	885,406	2,727
		61,038

Utilities 1.68%
ENN Energy Holdings, Ltd.	1,878,900	30,865
AC Energy Corp.	99,272,800	14,516
Neoenergia SA	1,288,255	3,672
		49,053

Energy 1.07%
Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	18,936
DT Midstream, Inc.	129,414	6,344
Subsea 7 SA	703,801	5,626
Helmerich & Payne, Inc.	7,700	331
		31,237

Total common stocks (cost: $2,397,123,000)		2,590,298

Preferred securities 0.92%
Information technology 0.64%
SmartHR, Inc., Series D, preferred shares[1,3,4,5]	3,006	10,073
Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	3,475
Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	464
Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	441
Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	296
Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	144
Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	122

American Funds Insurance Series	37

Global Small Capitalization Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology (continued)
Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	$68
Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	55
Outreach Corp., Series G, preferred shares[1,3,4,5]	154,354	3,515
		18,653

Industrials 0.21%
Azul SA, preferred nominative shares (ADR)[1,2]	800,316	5,683
Azul SA, preferred nominative shares[1]	109,500	259
		5,942

Health care 0.07%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,5]	2,931,405	2,052

Total preferred securities (cost: $42,519,000)		26,647

Rights & warrants 0.47%
Information technology 0.47%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,3,6]	355,879	13,750

Total rights & warrants (cost: $18,773,000)		13,750

Short-term securities 12.53%
Money market investments 9.90%
Capital Group Central Cash Fund 1.38%[7,8]	2,891,439	289,086

Money market investments purchased with collateral from securities on loan 2.63%
Capital Group Central Cash Fund 1.38%[7,8,9]	217,762	21,772
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,9]	11,495,263	11,495
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,9]	10,885,893	10,886
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,9]	10,885,893	10,886
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,9]	10,885,893	10,886
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,9]	10,885,893	10,886
		76,811

Total short-term securities (cost: $365,949,000)		365,897
Total investment securities 102.65% (cost: $2,824,364,000)		2,996,592
Other assets less liabilities (2.65)%		(77,341)

Net assets 100.00%		$2,919,251

38	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates[7]

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 0.76%
Consumer discretionary 0.76%
Lands’ End, Inc.[1]	$41,223	$—	$—		$—	$(18,921)	$22,302	$—
Short-term securities 10.65%
Money market investments 9.90%
Capital Group Central Cash Fund 1.38%[8]	203,087	646,355	560,290		6	(72)	289,086	606
Money market investments purchased with collateral from securities on loan 0.75%
Capital Group Central Cash Fund 1.38%[8,9]	32,260		10,488	[10]			21,772	—	[11]
Total short-term securities							310,858
Total 11.41%					$6	$(18,993)	$333,160	$606

Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$33,624	1.15%
Venture Global LNG, Inc., Series C	5/1/2015	8,280	18,936	.65
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	10,073	.35
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	3,475	.12
Yotpo, Ltd.	3/16/2021	1,418	1,093	.04
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	464	.02
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	441	.02
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	296	.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	144	.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	122	.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	68	.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	55	.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517	3,515	.12
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	2,052	.07
Total		$82,082	$74,358	2.55%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $96,178,000, which represented 3.29% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,417,000, which represented 3.89% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,468,000, which represented 2.48% of the net assets of the fund.
[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	39

Global Small Capitalization Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

40	American Funds Insurance Series

Growth Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 94.46%	Shares	Value (000)
Information technology 20.53%
Microsoft Corp.	7,106,878	$1,825,259
Broadcom, Inc.	1,486,641	722,225
ASML Holding NV	635,000	303,345
ASML Holding NV (New York registered) (ADR)	189,937	90,387
Taiwan Semiconductor Manufacturing Company, Ltd.	13,774,000	220,507
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	926,437	75,736
Apple, Inc.	1,610,716	220,217
Visa, Inc., Class A	911,636	179,492
Mastercard, Inc., Class A	510,964	161,199
Salesforce, Inc.[1]	888,000	146,556
ServiceNow, Inc.[1]	294,921	140,241
FleetCor Technologies, Inc.[1]	631,000	132,579
Micron Technology, Inc.	2,394,690	132,378
Wolfspeed, Inc.[1]	1,978,082	125,509
NVIDIA Corp.	805,499	122,106
RingCentral, Inc., Class A1	2,099,303	109,710
Applied Materials, Inc.	1,150,222	104,647
Bill.com Holdings, Inc.[1]	871,600	95,824
Shopify, Inc., Class A, subordinate voting shares[1]	2,843,580	88,833
Tyler Technologies, Inc.[1]	263,200	87,509
MongoDB, Inc., Class A1	324,518	84,212
Fidelity National Information Services, Inc.	884,718	81,102
Cloudflare, Inc., Class A1	1,514,130	66,243
Unity Software, Inc.[1,2]	1,660,000	61,121
Genpact, Ltd.	1,393,000	59,008
MicroStrategy, Inc., Class A1,2	358,514	58,904
Keyence Corp.	165,500	56,574
DocuSign, Inc.[1]	967,514	55,516
Trimble, Inc.[1]	840,920	48,967
Block, Inc., Class A1	749,493	46,064
SK hynix, Inc.	653,000	45,766
GoDaddy, Inc., Class A1	645,081	44,872
Intel Corp.	1,136,000	42,498
Concentrix Corp.	305,551	41,445
Amadeus IT Group SA, Class A, non-registered shares[1]	635,696	35,414
NetApp, Inc.	527,540	34,417
Ceridian HCM Holding, Inc.[1]	712,011	33,521
Silicon Laboratories, Inc.[1]	231,815	32,505
Flex, Ltd.[1]	2,234,300	32,330
Motorola Solutions, Inc.	152,000	31,859
MKS Instruments, Inc.	302,111	31,006
Nuvei Corp., subordinate voting shares[1]	806,616	29,151
Adobe, Inc.[1]	69,034	25,271
Smartsheet, Inc., Class A1	729,700	22,934
Zendesk, Inc.[1]	307,500	22,777
Toast, Inc., Class A1	1,712,718	22,163
Alteryx, Inc., Class A1	402,200	19,475
VeriSign, Inc.[1]	110,053	18,415
TE Connectivity, Ltd.	156,600	17,719
Lam Research Corp.	40,617	17,309
Qualtrics International, Inc., Class A1	1,276,855	15,973
Fiserv, Inc.[1]	164,000	14,591
Ciena Corp.[1]	308,700	14,108
TELUS International (Cda), Inc., subordinate voting shares[1]	533,800	13,382
Enphase Energy, Inc.[1]	62,172	12,138
Globant SA1	57,138	9,942
Kulicke and Soffa Industries, Inc.	151,860	6,501
Stripe, Inc., Class B1,3,4,5	168,598	6,000
SentinelOne, Inc., Class A1	220,600	5,147
		6,400,599

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 18.92%
Tesla, Inc.[1]	3,682,000	$2,479,533
Amazon.com, Inc.[1]	5,222,200	554,650
Dollar General Corp.	2,185,220	536,340
Home Depot, Inc.	931,000	255,345
D.R. Horton, Inc.	3,324,144	220,025
LVMH Moët Hennessy-Louis Vuitton SE	313,000	190,803
Las Vegas Sands Corp.[1]	5,500,000	184,745
Chipotle Mexican Grill, Inc.[1]	114,237	149,338
Dollar Tree Stores, Inc.[1]	803,915	125,290
Hermès International	94,901	106,115
Booking Holdings, Inc.[1]	60,300	105,464
Airbnb, Inc., Class A1	1,044,500	93,044
Royal Caribbean Cruises, Ltd.[1]	2,282,305	79,675
O’Reilly Automotive, Inc.[1]	116,600	73,663
NVR, Inc.[1]	18,380	73,596
Target Corp.	479,700	67,748
Aramark	1,793,164	54,925
NIKE, Inc., Class B	489,400	50,017
Darden Restaurants, Inc.	433,876	49,080
Caesars Entertainment, Inc.[1]	968,000	37,074
Domino’s Pizza, Inc.	94,000	36,633
Norwegian Cruise Line Holdings, Ltd.[1,2]	3,076,903	34,215
Salvatore Ferragamo SpA[2]	2,174,477	33,498
Polaris, Inc.	280,000	27,798
Floor & Decor Holdings, Inc., Class A1	420,000	26,443
Cie. Financière Richemont SA, Class A	219,805	23,405
Burlington Stores, Inc.[1]	158,707	21,621
LGI Homes, Inc.[1]	248,150	21,564
adidas AG	121,710	21,525
Adient PLC[1]	722,000	21,393
Helen of Troy, Ltd.[1]	112,111	18,208
VF Corp.	408,000	18,021
YETI Holdings, Inc.[1]	405,000	17,524
General Motors Company[1]	490,000	15,562
Etsy, Inc.[1]	202,000	14,788
YUM! Brands, Inc.	129,700	14,722
Hilton Worldwide Holdings, Inc.	128,708	14,343
Aptiv PLC[1]	140,000	12,470
Flutter Entertainment PLC[1]	82,221	8,313
Carvana Co., Class A1,2	210,400	4,751
Arrival Group[1,2]	1,690,300	2,671
Arrival Group[1]	304,769	481
Westwing Group SE, non-registered shares[1,2]	381,550	2,839
		5,899,258

Health care 15.48%
UnitedHealth Group, Inc.	1,709,751	878,179
Regeneron Pharmaceuticals, Inc.[1]	1,220,938	721,733
Intuitive Surgical, Inc.[1]	2,058,000	413,061
Centene Corp.[1]	4,420,730	374,038
Thermo Fisher Scientific, Inc.	532,200	289,134
Alnylam Pharmaceuticals, Inc.[1]	1,879,309	274,097
Vertex Pharmaceuticals, Inc.[1]	879,601	247,863
Seagen, Inc.[1]	1,379,013	244,003
NovoCure, Ltd.[1]	2,388,098	165,973
Eli Lilly and Company	337,300	109,363
Moderna, Inc.[1]	750,000	107,138
CVS Health Corp.	1,034,700	95,875
Pfizer, Inc.	1,675,000	87,820
Edwards Lifesciences Corp.[1]	768,111	73,040
AstraZeneca PLC	550,784	72,411
Gilead Sciences, Inc.	899,185	55,579

42	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Horizon Therapeutics PLC[1]	613,731	$48,951
Verily Life Sciences, LLC[1,3,4,5]	300,178	44,928
Catalent, Inc.[1]	409,100	43,892
Danaher Corp.	165,735	42,017
Molina Healthcare, Inc.[1]	145,723	40,746
Biohaven Pharmaceutical Holding Co., Ltd.[1]	268,400	39,109
Zimmer Biomet Holdings, Inc.	353,900	37,181
Abbott Laboratories	331,012	35,964
Inari Medical, Inc.[1]	502,200	34,145
Humana, Inc.	65,982	30,884
Zoetis, Inc., Class A	160,483	27,585
Align Technology, Inc.[1]	112,000	26,507
Guardant Health, Inc.[1]	482,401	19,460
Mettler-Toledo International, Inc.[1]	16,900	19,414
CRISPR Therapeutics AG1,2	235,087	14,286
Exact Sciences Corp.[1]	341,000	13,432
Oak Street Health, Inc.[1]	806,352	13,256
Ascendis Pharma A/S (ADR)[1]	140,377	13,049
Karuna Therapeutics, Inc.[1]	100,032	12,655
Galapagos NV1	223,566	12,427
DexCom, Inc.[1]	148,800	11,090
Fate Therapeutics, Inc.[1]	417,000	10,333
Ultragenyx Pharmaceutical, Inc.[1]	161,278	9,622
Pacific Biosciences of California, Inc.[1,2]	1,711,590	7,565
Vir Biotechnology, Inc.[1]	282,975	7,207
Sana Biotechnology, Inc.[1,2]	179,600	1,155
		4,826,167

Communication services 14.88%
Meta Platforms, Inc., Class A1	10,118,530	1,631,613
Alphabet, Inc., Class C1	377,972	826,795
Alphabet, Inc., Class A1	111,616	243,240
Netflix, Inc.[1]	3,656,304	639,378
Activision Blizzard, Inc.	3,750,000	291,975
Charter Communications, Inc., Class A1	410,286	192,231
Verizon Communications, Inc.	3,720,000	188,790
Snap, Inc., Class A, nonvoting shares[1]	8,880,711	116,604
ZoomInfo Technologies, Inc.[1]	3,077,300	102,289
Comcast Corp., Class A	2,311,991	90,722
Frontier Communications Parent, Inc.[1]	3,168,010	74,575
T-Mobile US, Inc.[1]	447,940	60,266
Pinterest, Inc., Class A1	1,752,664	31,828
Bumble, Inc., Class A1	1,013,387	28,527
Tencent Holdings, Ltd.	605,000	27,325
Take-Two Interactive Software, Inc.[1]	201,000	24,629
Iridium Communications, Inc.[1]	604,439	22,703
Vimeo, Inc.[1]	3,348,913	20,160
Electronic Arts, Inc.	141,481	17,211
Match Group, Inc.[1]	120,000	8,363
		4,639,224

Industrials 8.17%
TransDigm Group, Inc.[1]	562,400	301,823
Jacobs Engineering Group, Inc.	2,169,000	275,745
Carrier Global Corp.	7,599,761	271,007
Uber Technologies, Inc.[1]	11,166,767	228,472
Delta Air Lines, Inc.[1]	7,215,000	209,019
United Rentals, Inc.[1]	638,400	155,074
Caterpillar, Inc.	676,300	120,895
MTU Aero Engines AG	616,989	112,310
Ryanair Holdings PLC (ADR)[1]	1,500,325	100,897
Ryanair Holdings PLC[1]	96,554	1,141

American Funds Insurance Series	43

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Airbus SE, non-registered shares	955,893	$92,610
Robert Half International, Inc.	1,155,800	86,558
United Airlines Holdings, Inc.[1]	1,695,914	60,069
Dun & Bradstreet Holdings, Inc.[1]	3,869,573	58,160
Middleby Corp.[1]	449,500	56,349
Boeing Company[1]	395,000	54,004
Northrop Grumman Corp.	98,700	47,235
Canadian Pacific Railway, Ltd.	496,000	34,641
BWX Technologies, Inc.	607,600	33,473
Axon Enterprise, Inc.[1]	353,000	32,889
AMETEK, Inc.	253,600	27,868
Waste Connections, Inc.	222,159	27,539
Rockwell Automation	129,246	25,760
HEICO Corp.	195,000	25,568
Armstrong World Industries, Inc.	326,344	24,463
ITT, Inc.	343,000	23,063
L3Harris Technologies, Inc.	90,000	21,753
Advanced Drainage Systems, Inc.	195,343	17,594
Safran SA	142,541	14,073
TuSimple Holdings, Inc., Class A1,2	1,158,932	8,379
		2,548,431

Financials 6.20%
Bank of America Corp.	14,780,700	460,123
S&P Global, Inc.	524,936	176,935
First Republic Bank	1,029,156	148,404
Capital One Financial Corp.	1,399,000	145,762
KKR & Co., Inc.	2,218,594	102,699
SVB Financial Group[1]	246,315	97,292
Western Alliance Bancorporation	1,071,775	75,667
Apollo Asset Management, Inc.	1,557,942	75,529
T. Rowe Price Group, Inc.	642,000	72,938
Wells Fargo & Company	1,735,200	67,968
Tradeweb Markets, Inc., Class A	922,410	62,954
Marsh & McLennan Companies, Inc.	403,461	62,637
MSCI, Inc.	146,390	60,335
Signature Bank	301,426	54,019
Blackstone, Inc., nonvoting shares	360,000	32,843
Aon PLC, Class A	110,000	29,665
Blue Owl Capital, Inc., Class A	2,891,712	29,004
Brookfield Asset Management, Inc., Class A	585,103	26,020
CME Group, Inc., Class A	121,648	24,901
Ryan Specialty Holdings, Inc., Class A1	611,300	23,957
Arch Capital Group, Ltd.[1]	458,700	20,866
American International Group, Inc.	386,130	19,743
Intercontinental Exchange, Inc.	209,648	19,715
Ares Management Corp., Class A	310,500	17,655
Trupanion, Inc.[1]	287,655	17,334
Goosehead Insurance, Inc., Class A	211,148	9,643
		1,934,608

Energy 4.97%
Halliburton Company	12,143,661	380,825
Canadian Natural Resources, Ltd. (CAD denominated)	6,840,000	367,560
Cenovus Energy, Inc. (CAD denominated)	14,694,800	279,580
EQT Corp.	2,268,000	78,019
Tourmaline Oil Corp.[2]	1,408,700	73,248
Pioneer Natural Resources Company	328,000	73,170
EOG Resources, Inc.	574,314	63,427
Suncor Energy, Inc.	1,747,125	61,296
ConocoPhillips	651,015	58,468
Coterra Energy, Inc.	1,275,197	32,888

44	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
MEG Energy Corp.[1]	2,365,000	$32,741
Chesapeake Energy Corp.	255,400	20,713
Range Resources Corp.[1]	823,000	20,369
Equitrans Midstream Corp.	936,942	5,959
		1,548,263

Materials 2.58%
Wheaton Precious Metals Corp.	3,674,000	132,374
Grupo México, SAB de CV, Series B	25,356,800	104,998
Vale SA, ordinary nominative shares (ADR)	7,130,772	104,323
Linde PLC	319,392	91,835
Barrick Gold Corp.	4,447,467	78,676
CF Industries Holdings, Inc.	703,000	60,268
Royal Gold, Inc.	517,000	55,205
Franco-Nevada Corp.	390,000	51,301
Allegheny Technologies, Inc.[1]	2,070,860	47,029
LyondellBasell Industries NV	343,500	30,043
Sherwin-Williams Company	69,458	15,552
Summit Materials, Inc., Class A1	561,313	13,073
Ball Corp.	145,200	9,986
Nutrien, Ltd. (CAD denominated)	58,971	4,696
Mosaic Co.	78,919	3,728
		803,087

Consumer staples 2.20%
Costco Wholesale Corp.	253,000	121,258
British American Tobacco PLC	2,768,763	118,622
Constellation Brands, Inc., Class A	427,912	99,729
Monster Beverage Corp.[1]	985,000	91,309
Altria Group, Inc.	2,062,600	86,155
Archer Daniels Midland Company	784,800	60,900
Estée Lauder Companies, Inc., Class A	211,111	53,764
Molson Coors Beverage Company, Class B, restricted voting shares	608,423	33,165
Philip Morris International, Inc.	201,113	19,858
		684,760

Utilities 0.42%
PG&E Corp.[1]	7,077,065	70,629
CenterPoint Energy, Inc.	855,797	25,315
AES Corp.	1,085,884	22,814
Edison International	199,191	12,597
		131,355

Real estate 0.11%
Equinix, Inc. REIT	51,784	34,023

Total common stocks (cost: $19,846,265,000)		29,449,775

Preferred securities 0.19%
Information technology 0.16%
PsiQuantum Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	21,266
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4,5]	406,310	3,295
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	1,874
		50,216

Industrials 0.03%
ABL Space Systems Co., Series B2, preferred shares[1,3,4,5]	153,713	8,885

Total preferred securities (cost: $65,451,000)		59,101

American Funds Insurance Series	45

Growth Fund (continued)

Convertible bonds & notes 0.02%	Principal amount (000)		Value (000)
Consumer staples 0.01%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[3,4,5,6]	USD	44,875	$4,115
			4,115

Industrials 0.01%
Einride AB, convertible notes, 7.00% 2023[3,4,5]		2,500	2,969
			2,969

Total convertible bonds & notes (cost: $45,836,000)			7,084

Short-term securities 5.23%		Shares
Money market investments 4.99%
Capital Group Central Cash Fund 1.38%[7,8]		15,555,891	1,555,278

Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 1.38%[7,8,9]		206,977	20,693
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,9]		10,925,949	10,926
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,9]		10,346,758	10,347
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,9]		10,346,758	10,347
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,9]		10,346,758	10,347
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,9]		10,346,758	10,346
			73,006
Total short-term securities (cost: $1,628,508,000)			1,628,284
Total investment securities 99.90% (cost: $21,586,060,000)			31,144,244
Other assets less liabilities 0.10%			31,927

Net assets 100.00%			$31,176,171

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 5.06%
Money market investments 4.99%
Capital Group Central Cash Fund 1.38%[7]	$1,610,187	$2,905,660		$2,960,150	$1	$(420)	$1,555,278	$3,145
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[7,9]	20,304	389	[10]				20,693	—	[11]
Total short-term securities							1,575,971
Total 5.06%					$1	$(420)	$1,575,971	$3,145

46	American Funds Insurance Series

Growth Fund (continued)

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences, LLC	12/21/2018	$37,000	$44,928	.14%
PsiQuantum Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.08
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	10,452	8,885	.03
Stripe, Inc., Class B	5/6/2021	6,766	6,000	.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	1,874	.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-5/3/2022	43,336	4,115	.01
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	6,956	3,295	.01
Einride AB, convertible notes, 7.00% 2023	1/7/2022	2,500	2,969	.01
Total		$132,904	$95,847	.31%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $78,405,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $95,847,000, which represented .31% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	47

International Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 85.49%	Shares	Value (000)
Industrials 13.12%
Airbus SE, non-registered shares	1,707,475	$165,425
Recruit Holdings Co., Ltd.	3,491,309	102,799
Melrose Industries PLC	36,613,980	66,722
Safran SA	579,000	57,163
Ryanair Holdings PLC (ADR)[1]	535,700	36,026
Ryanair Holdings PLC[1]	191,358	2,261
SMC Corp.	77,100	34,362
Siemens AG	331,702	33,749
MTU Aero Engines AG	182,000	33,129
DSV A/S	230,223	32,152
ASSA ABLOY AB, Class B	1,452,142	30,846
NIBE Industrier AB, Class B	3,878,804	29,120
Ashtead Group PLC	645,000	27,002
International Container Terminal Services, Inc.	7,953,240	26,615
Grab Holdings, Ltd., Class A1	9,470,179	23,960
Kingspan Group PLC	384,796	23,146
Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	23,133
Aena SME, SA, non-registered shares[1]	175,000	22,236
ZTO Express (Cayman), Inc., Class A (ADR)	685,354	18,813
Brenntag SE	222,191	14,460
CCR SA, ordinary nominative shares	5,580,000	13,360
Rumo SA	4,301,900	13,127
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	10,215
Diploma PLC	335,900	9,110
Fluidra, SA, non-registered shares	432,985	8,775
Thales SA	70,763	8,680
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,073,434	8,511
LIXIL Corp.	441,700	8,269
BAE Systems PLC	617,024	6,236
Techtronic Industries Co., Ltd.	437,500	4,564
		893,966

Information technology 11.40%
Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	104,074
ASML Holding NV	205,218	98,034
Shopify, Inc., Class A, subordinate voting shares[1]	2,665,310	83,264
Nice, Ltd. (ADR)[1]	397,150	76,431
Nomura Research Institute, Ltd.	2,761,500	73,474
SK hynix, Inc.	826,941	57,957
Fujitsu, Ltd.	345,900	43,250
Samsung Electronics Co., Ltd.	631,500	27,723
NXP Semiconductors NV	173,200	25,639
Keyence Corp.	64,200	21,946
Infineon Technologies AG	728,000	17,616
STMicroelectronics NV2	539,236	16,953
Atlassian Corp. PLC, Class A1	78,500	14,711
Silergy Corp.	176,000	14,177
Suse SA1,2	576,586	13,088
TELUS International (Cda), Inc., subordinate voting shares[1]	499,900	12,532
OBIC Co., Ltd.	83,700	11,838
Kingdee International Software Group Co., Ltd.[1]	4,786,000	11,223
Delta Electronics, Inc.	1,408,000	10,489
Hexagon AB, Class B	925,700	9,615
ASM International NV	31,648	7,913
Constellation Software, Inc.	5,300	7,868
Canva, Inc.[1,3,4,5]	4,819	7,357
PagSeguro Digital, Ltd., Class A1	426,548	4,368
Block, Inc., Class A (CDI)[1]	45,372	2,834
StoneCo, Ltd., Class A1	317,126	2,442
		776,816

48	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials 11.36%
Kotak Mahindra Bank, Ltd.	8,323,107	$175,067
AIA Group, Ltd.	12,210,576	132,348
ABN AMRO Bank NV	10,182,910	114,342
HDFC Bank, Ltd.	2,292,812	39,137
HDFC Bank, Ltd. (ADR)	277,000	15,224
Aegon NV2	12,263,736	53,052
CaixaBank, SA	14,195,517	49,344
ING Groep NV	2,815,632	27,828
Bajaj Finance, Ltd.	396,342	27,104
Nu Holdings, Ltd., Class A1,2	6,890,117	25,769
Futu Holdings, Ltd. (ADR)[1,2]	440,706	23,009
KBC Groep NV	406,187	22,790
XP, Inc., Class A1	963,259	17,300
FinecoBank SpA	1,211,135	14,494
Ping An Insurance (Group) Company of China, Ltd., Class H	898,500	6,109
Ping An Insurance (Group) Company of China, Ltd., Class A	817,263	5,700
B3 SA-Brasil, Bolsa, Balcao	4,413,000	9,242
Allfunds Group PLC	1,158,708	8,937
Bajaj Finserv, Ltd.	50,931	7,050
		773,846

Health care 11.06%
Daiichi Sankyo Company, Ltd.	9,080,408	230,022
Olympus Corp.	5,808,100	116,714
WuXi Biologics (Cayman), Inc.[1]	12,609,300	115,378
Grifols, SA, Class A, non-registered shares[1,2]	2,451,598	46,335
Grifols, SA, Class B (ADR)[1]	793,690	9,429
Bayer AG	841,261	50,004
Siemens Healthineers AG	833,668	42,363
WuXi AppTec Co., Ltd., Class A	2,367,360	36,775
WuXi AppTec Co., Ltd., Class H	312,000	4,155
Merck KGaA	110,400	18,627
M3, Inc.	644,835	18,526
HOYA Corp.	198,300	16,932
Hapvida Participacoes e Investimentos SA1	9,734,853	10,175
Insulet Corp.[1]	46,653	10,167
Alcon, Inc.	133,937	9,355
CanSino Biologics, Inc., Class H2	729,200	7,467
bioMérieux SA	58,300	5,694
Ambu AS, Class B, non-registered shares[2]	545,233	5,294
		753,412

Energy 9.56%
Reliance Industries, Ltd.[1]	9,435,600	310,127
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	6,724,576	78,543
Neste OYJ	1,756,952	77,772
TotalEnergies SE	1,147,298	60,560
Canadian Natural Resources, Ltd. (CAD denominated)	818,700	43,994
Woodside Energy Group, Ltd.	1,967,852	43,249
Cenovus Energy, Inc. (CAD denominated)	1,190,000	22,641
Shell PLC (GBP denominated)	573,839	14,907
		651,793

Materials 9.23%
First Quantum Minerals, Ltd.	10,951,800	207,771
Fortescue Metals Group, Ltd.	11,257,992	136,223
Vale SA, ordinary nominative shares (ADR)	6,886,607	100,751
Vale SA, ordinary nominative shares	770,681	11,274
Linde PLC (EUR denominated)[2]	135,800	38,986
Linde PLC	35,287	10,146
Shin-Etsu Chemical Co., Ltd.	395,300	44,576
Wacker Chemie AG	147,773	21,309

American Funds Insurance Series	49

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Ivanhoe Mines, Ltd., Class A1	3,403,051	$19,590
JSR Corp.	379,200	9,838
Koninklijke DSM NV	55,354	7,953
Yunnan Energy New Material Co., Ltd., Class A	196,300	7,344
Akzo Nobel NV	107,048	7,025
BASF SE	136,760	5,951
		628,737

Consumer discretionary 8.85%
MercadoLibre, Inc.[1]	132,887	84,632
Evolution AB	916,701	83,348
Sony Group Corp.	920,500	75,272
Galaxy Entertainment Group, Ltd.	9,204,000	54,895
Ferrari NV (EUR denominated)	254,543	46,734
LVMH Moët Hennessy-Louis Vuitton SE	72,682	44,306
Maruti Suzuki India, Ltd.	303,300	32,533
Alibaba Group Holding, Ltd. (ADR)[1]	213,000	24,214
Alibaba Group Holding, Ltd.[1]	414,200	5,907
Kering SA	53,565	27,511
JD.com, Inc., Class A (ADR)	239,660	15,391
JD.com, Inc., Class A	266,775	8,595
Entain PLC[1]	1,560,453	23,649
Coupang, Inc., Class A1	1,509,600	19,247
Flutter Entertainment PLC[1]	158,674	16,043
EssilorLuxottica	80,200	12,010
InterContinental Hotels Group PLC	155,468	8,232
Bandai Namco Holdings, Inc.	108,742	7,677
Aptiv PLC[1]	84,000	7,482
On Holding AG, Class A1	308,680	5,461
		603,139

Consumer staples 4.49%
Kweichow Moutai Co., Ltd., Class A	224,223	68,496
Danone SA	878,392	49,026
British American Tobacco PLC	911,000	39,030
Treasury Wine Estates, Ltd.	4,562,804	35,747
Seven & i Holdings Co., Ltd.	864,100	33,544
Kobe Bussan Co., Ltd.	754,900	18,500
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,653,503	15,439
CP ALL PCL, foreign registered shares	9,053,300	15,388
Nestlé SA	78,463	9,159
Chocoladefabriken Lindt & Sprüngli AG	80	8,388
Shiseido Company, Ltd.	179,400	7,201
Dabur India, Ltd.	933,875	5,865
		305,783

Communication services 3.50%
Bharti Airtel, Ltd.[1]	12,732,125	110,429
Bharti Airtel, Ltd., interim shares[1]	836,308	3,203
Universal Music Group NV	1,312,633	26,320
Sea, Ltd., Class A (ADR)[1]	357,779	23,921
Informa PLC[1]	3,630,108	23,367
Ubisoft Entertainment SA1	518,403	22,763
Singapore Telecommunications, Ltd.	5,800,500	10,563
Vivendi SE	907,392	9,220
SoftBank Group Corp.	224,200	8,650
Yandex NV, Class A1,3,4	313,000	—	[6]
		238,436

Utilities 2.24%
ENN Energy Holdings, Ltd.	9,285,300	152,530

50	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.68%
ESR Group, Ltd.[1]	14,852,600	$40,128
Ayala Land, Inc.	13,552,800	6,285
		46,413

Total common stocks (cost: $5,416,609,000)		5,824,871

Preferred securities 0.78%
Health care 0.40%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	26,892

Energy 0.23%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,980,131	15,905

Financials 0.14%
Itaú Unibanco Holding SA, preferred nominative shares	2,246,000	9,729

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]	422	644
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]	18	27
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4,5]	1	2
		673

Total preferred securities (cost: $70,947,000)		53,199

Rights & warrants 0.24%
Health care 0.24%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,7]	1,075,200	16,702

Total rights & warrants (cost: $20,683,000)		16,702

Short-term securities 14.40%
Money market investments 13.41%
Capital Group Central Cash Fund 1.38%[8,9]	9,140,101	913,827

Money market investments purchased with collateral from securities on loan 0.99%
Capital Group Central Cash Fund 1.38%[8,9,10]	190,714	19,067
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,10]	10,067,468	10,067
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,10]	9,533,786	9,534
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,10]	9,533,786	9,534
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,10]	9,533,786	9,534
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,10]	9,533,786	9,534
		67,270

Total short-term securities (cost: $981,221,000)		981,097
Total investment securities 100.91% (cost: $6,489,460,000)		6,875,869
Other assets less liabilities (0.91)%		(62,255)

Net assets 100.00%		$6,813,614

American Funds Insurance Series	51

International Fund (continued)

Investments in affiliates9

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 13.69%
Money market investments 13.41%
Capital Group Central Cash Fund 1.38%[8]	$977,398	$1,096,883	$1,160,244		$20	$(230)	$913,827	$1,992
Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 1.38%[8,10]	34,059		14,992	[11]			19,067	—	[12]
Total short-term securities							932,894
Total 13.69%					$20	$(230)	$932,894	$1,992

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.	8/26/2021-11/4/2021	$8,215	$7,357	.11%
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	719	644	.01
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	31	27	.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	2	2	.00
Total		$8,967	$8,030	.12%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $71,916,000, which represented 1.06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,732,000, which represented .36% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,702,000, which represented .25% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds

Refer to the notes to financial statements.

52	American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 85.69%	Shares	Value (000)
Information technology 15.68%
Microsoft Corp.	398,934	$102,458
Taiwan Semiconductor Manufacturing Company, Ltd.	4,004,000	64,100
Broadcom, Inc.	52,546	25,527
Micron Technology, Inc.	453,986	25,096
ASML Holding NV	51,193	24,455
Wolfspeed, Inc.[1]	340,065	21,577
Adobe, Inc.[1]	51,971	19,024
Tata Consultancy Services, Ltd.	427,278	17,677
Apple, Inc.	129,278	17,675
Mastercard, Inc., Class A	48,408	15,272
Silergy Corp.	181,094	14,587
Visa, Inc., Class A	52,549	10,346
PagSeguro Digital, Ltd., Class A1	922,834	9,450
Samsung Electronics Co., Ltd.	207,833	9,124
NVIDIA Corp.	55,678	8,440
Keyence Corp.	24,600	8,409
EPAM Systems, Inc.[1]	26,998	7,958
TELUS International (Cda), Inc., subordinate voting shares[1]	294,869	7,392
Network International Holdings PLC[1]	2,797,596	6,430
Accenture PLC, Class A	21,156	5,874
Nokia Corp.	1,149,271	5,347
SAP SE	56,875	5,181
Tokyo Electron, Ltd.	15,500	5,061
Flat Glass Group Co., Ltd., Class H1,2	1,420,000	4,995
Edenred SA	102,606	4,835
Nice, Ltd. (ADR)[1]	24,926	4,797
Kingdee International Software Group Co., Ltd.[1]	1,904,000	4,465
MediaTek, Inc.	154,000	3,372
Halma PLC	107,927	2,639
Trimble, Inc.[1]	42,730	2,488
SK hynix, Inc.	34,099	2,390
ON Semiconductor Corp.[1]	46,661	2,347
Amadeus IT Group SA, Class A, non-registered shares[1]	39,769	2,215
Advanced Micro Devices, Inc.[1]	27,588	2,110
DLocal, Ltd., Class A1	78,185	2,052
Logitech International SA	38,622	2,018
Cognizant Technology Solutions Corp., Class A	27,762	1,874
Infosys, Ltd.	96,230	1,781
Applied Materials, Inc.	19,121	1,740
PayPal Holdings, Inc.[1]	24,259	1,694
StoneCo, Ltd., Class A1	208,228	1,603
FleetCor Technologies, Inc.[1]	7,609	1,599
KLA Corp.	4,986	1,591
Hexagon AB, Class B	105,226	1,093
Globant SA1	6,239	1,086
Hamamatsu Photonics KK	27,200	1,056
Euronet Worldwide, Inc.[1]	10,178	1,024
Hundsun Technologies, Inc., Class A	150,377	978
MKS Instruments, Inc.	8,486	871
Coforge, Ltd.	18,403	825
Autodesk, Inc.[1]	4,715	811
VeriSign, Inc.[1]	4,446	744
Infineon Technologies AG	26,555	643
Atlassian Corp. PLC, Class A1	3,424	642
Canva, Inc.[1,3,4,5]	385	588
Fabrinet, non-registered shares[1]	6,992	567
Intel Corp.	3,575	134
		500,127

American Funds Insurance Series	53

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials 11.95%
Kotak Mahindra Bank, Ltd.	3,010,627	$63,325
AIA Group, Ltd.	3,976,200	43,097
Ping An Insurance (Group) Company of China, Ltd., Class H	4,121,344	28,021
HDFC Bank, Ltd.	1,260,295	21,512
B3 SA-Brasil, Bolsa, Balcao	10,216,738	21,396
Capitec Bank Holdings, Ltd.	170,562	20,781
Bajaj Finance, Ltd.	256,491	17,540
Industrial and Commercial Bank of China, Ltd., Class H	23,013,000	13,667
AU Small Finance Bank, Ltd.	1,514,002	11,344
Banco Bilbao Vizcaya Argentaria, SA	2,164,760	9,824
PB Fintech, Ltd.[1]	1,162,870	8,437
Nu Holdings, Ltd., Class A1	2,004,606	7,497
ICICI Bank, Ltd. (ADR)	300,062	5,323
ICICI Bank, Ltd.	240,154	2,151
Discovery, Ltd.[1]	921,680	7,257
China Merchants Bank Co., Ltd., Class H	1,045,500	6,995
S&P Global, Inc.	20,318	6,848
UniCredit SpA	682,154	6,480
XP, Inc., Class A1	341,304	6,130
Hong Kong Exchanges and Clearing, Ltd.	117,600	5,785
Bank Rakyat Indonesia (Persero) Tbk PT	20,501,900	5,711
Eurobank Ergasias Services and Holdings SA1	6,082,762	5,375
Moody’s Corp.	17,945	4,881
Postal Savings Bank of China Co., Ltd., Class H	6,062,000	4,813
Société Générale	207,077	4,533
East Money Information Co., Ltd., Class A	1,153,656	4,377
Lufax Holding, Ltd. (ADR)	687,300	4,124
Alpha Services and Holdings SA1	4,683,510	4,084
Aon PLC, Class A	10,856	2,928
Bank Mandiri (Persero) Tbk PT	5,279,900	2,809
Standard Bank Group, Ltd.	290,750	2,773
Canara Bank	1,185,969	2,722
Bajaj Finserv, Ltd.	18,250	2,526
Fairfax Financial Holdings, Ltd., subordinate voting shares	4,711	2,496
Bank Central Asia Tbk PT	5,066,200	2,466
DBS Group Holdings, Ltd.	111,373	2,379
HDFC Life Insurance Company, Ltd.	337,705	2,352
Futu Holdings, Ltd. (ADR)[1,2]	41,701	2,177
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,385,817	1,414
China Construction Bank Corp., Class H	2,059,000	1,383
TISCO Financial Group PCL, foreign registered shares	343,800	862
Grupo Financiero Banorte, SAB de CV, Series O	85,744	478
TCS Group Holding PLC (GDR)[1,3,4]	78,482	—	[6]
Moscow Exchange MICEX-RTS PJSC[1,3,4]	438,203	—	[6]
Sberbank of Russia PJSC[1,3,4,7]	2,662,164	—	[6]
		381,073

Health care 11.67%
Thermo Fisher Scientific, Inc.	73,249	39,795
Eli Lilly and Company	99,900	32,391
Abbott Laboratories	232,881	25,302
Novo Nordisk A/S, Class B	209,543	23,241
WuXi Biologics (Cayman), Inc.[1]	2,445,600	22,378
AstraZeneca PLC	149,534	19,659
WuXi AppTec Co., Ltd., Class A	809,559	12,576
WuXi AppTec Co., Ltd., Class H	491,300	6,543
PerkinElmer, Inc.	124,925	17,767
Danaher Corp.	60,094	15,235
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,512,188	13,919
Carl Zeiss Meditec AG, non-registered shares[2]	100,330	11,976
BeiGene, Ltd. (ADR)[1]	65,037	10,526

54	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
BeiGene, Ltd., Class H1,2	49,700	$624
Laurus Labs, Ltd.	1,762,486	10,371
CanSino Biologics, Inc., Class H	996,718	10,206
Shionogi & Co., Ltd.	183,000	9,246
CSL, Ltd.	49,605	9,213
Pfizer, Inc.	174,518	9,150
Olympus Corp.	398,800	8,014
Hypera SA, ordinary nominative shares	1,020,998	7,421
Hapvida Participacoes e Investimentos SA1	6,522,586	6,817
Zoetis, Inc., Class A	33,143	5,697
Pharmaron Beijing Co., Ltd., Class A	340,250	4,839
Pharmaron Beijing Co., Ltd., Class H	26,850	269
Siemens Healthineers AG	82,699	4,202
Rede D’Or Sao Luiz SA	756,718	4,190
Hutchmed China, Ltd.[1,2]	808,232	1,992
Hutchmed China, Ltd. (ADR)[1]	150,024	1,896
Legend Biotech Corp. (ADR)[1]	65,903	3,625
Straumann Holding AG	29,438	3,535
Grifols, SA, Class A, non-registered shares[1]	155,398	2,937
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	248,351	1,868
OdontoPrev SA, ordinary nominative shares	1,044,247	1,866
Align Technology, Inc.[1]	7,775	1,840
Mettler-Toledo International, Inc.[1]	1,508	1,732
Angelalign Technology, Inc.	85,000	1,703
Medtronic PLC	16,413	1,473
Asahi Intecc Co., Ltd.	91,800	1,386
Genus PLC	40,970	1,251
Innovent Biologics, Inc.[1]	220,000	978
Merck KGaA	5,502	928
Hangzhou Tigermed Consulting Co., Ltd., Class A	50,871	870
Zai Lab, Ltd. (ADR)[1]	16,060	557
Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	278
		372,282

Consumer discretionary 10.52%
LVMH Moët Hennessy-Louis Vuitton SE	60,448	36,849
MercadoLibre, Inc.[1]	35,216	22,428
General Motors Company[1]	699,053	22,202
Hermès International	17,033	19,046
Galaxy Entertainment Group, Ltd.	2,970,000	17,714
Li Ning Co., Ltd.	1,835,501	17,006
Evolution AB	179,821	16,350
EssilorLuxottica	85,613	12,821
Trip.com Group, Ltd. (ADR)[1]	409,020	11,228
XPeng, Inc., Class A1,2	663,978	10,696
Midea Group Co., Ltd., Class A	1,104,055	9,960
JD.com, Inc., Class A	240,530	7,749
Kering SA	14,088	7,236
YUM! Brands, Inc.	63,025	7,154
Huazhu Group, Ltd. (ADR)	181,055	6,898
Zhongsheng Group Holdings, Ltd.	885,500	6,246
Cie. Financière Richemont SA, Class A	58,126	6,189
Booking Holdings, Inc.[1]	3,215	5,623
Alibaba Group Holding, Ltd.[1]	382,972	5,461
Astra International Tbk PT	12,241,400	5,444
Americanas SA, ordinary nominative shares	2,105,517	5,403
NIKE, Inc., Class B	52,547	5,370
Jumbo SA	367,791	5,342
Tesla, Inc.[1]	7,065	4,758
Pop Mart International Group, Ltd.	980,400	4,735
Industria de Diseño Textil, SA	206,902	4,681
Marriott International, Inc., Class A	32,868	4,470

American Funds Insurance Series	55

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
JD Health International, Inc.[1]	523,450	$4,106
Titan Co., Ltd.	158,667	3,900
IDP Education, Ltd.	218,530	3,593
China MeiDong Auto Holdings, Ltd.	950,000	2,990
Lear Corp.	23,098	2,908
Maruti Suzuki India, Ltd.	24,639	2,643
Samsonite International SA1	1,322,400	2,632
Airbnb, Inc., Class A1	27,875	2,483
InterContinental Hotels Group PLC	42,267	2,238
Aptiv PLC[1]	24,637	2,194
Prosus NV, Class N	31,819	2,083
Entain PLC[1]	118,320	1,793
Inchcape PLC	202,422	1,714
Shangri-La Asia, Ltd.[1]	2,024,000	1,641
Fast Retailing Co., Ltd.	2,700	1,414
Melco Resorts & Entertainment, Ltd. (ADR)[1]	237,753	1,367
FSN E-Commerce Ventures, Ltd.[1]	68,803	1,226
Naspers, Ltd., Class N	7,089	1,032
Gree Electric Appliances, Inc. of Zhuhai, Class A	150,246	757
Stellantis NV	61,093	754
adidas AG	4,196	742
Flutter Entertainment PLC[1]	6,950	703
Levi Strauss & Co., Class A	42,463	693
Jiumaojiu International Holdings, Ltd.[2]	239,000	635
Cyrela Brazil Realty SA, ordinary nominative shares	117,858	266
Ozon Holdings PLC (ADR)[1,3,4]	209,599	—	[6]
		335,566

Industrials 8.88%
Airbus SE, non-registered shares	375,800	36,409
IMCD NV	130,844	17,956
Shenzhen Inovance Technology Co., Ltd., Class A	1,466,674	14,432
General Electric Co.	215,458	13,718
DSV A/S	96,469	13,472
Safran SA	128,904	12,726
International Container Terminal Services, Inc.	3,767,720	12,608
Copa Holdings, SA, Class A1	189,059	11,981
Larsen & Toubro, Ltd.	594,628	11,733
Rumo SA	3,508,073	10,705
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,393,424	9,825
Grab Holdings, Ltd., Class A1	3,233,079	8,180
Suzhou Maxwell Technologies Co., Ltd., Class A	98,600	7,230
Caterpillar, Inc.	39,829	7,120
CCR SA, ordinary nominative shares	2,717,276	6,506
TransDigm Group, Inc.[1]	10,219	5,484
Contemporary Amperex Technology Co., Ltd., Class A	67,047	5,348
Nidec Corp.	84,200	5,200
Thales SA	38,118	4,676
Carrier Global Corp.	120,077	4,282
InPost SA1,2	729,246	4,228
Daikin Industries, Ltd.	26,000	4,168
Wizz Air Holdings PLC[1]	191,404	4,087
Raytheon Technologies Corp.	42,230	4,059
ZTO Express (Cayman), Inc., Class A (ADR)	136,462	3,746
Centre Testing International Group Co., Ltd.	978,596	3,393
Boeing Company[1]	24,587	3,362
SMC Corp.	7,300	3,253
Spirax-Sarco Engineering PLC	25,418	3,056
Ryanair Holdings PLC (ADR)[1]	42,600	2,865
Interpump Group SpA	73,018	2,784
AirTAC International Group[1]	74,000	2,466
Hitachi, Ltd.	49,300	2,339

56	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bureau Veritas SA	87,556	$2,243
Epiroc AB, Class B	158,534	2,142
Mitsubishi Heavy Industries, Ltd.	58,500	2,046
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	144,377	2,011
ABB, Ltd.	74,036	1,974
Bharat Electronics, Ltd.	627,525	1,860
Havells India, Ltd.	127,229	1,769
Siemens AG	15,401	1,567
Haitian International Holdings, Ltd.	509,000	1,301
Atlas Copco AB, Class B	136,812	1,144
Experian PLC	27,683	811
China Merchants Port Holdings Co., Ltd.	272,000	462
Hefei Meyer Optoelectronic Technology, Inc., Class A	126,100	408
		283,135

Materials 7.76%
Vale SA, ordinary nominative shares	1,749,384	25,592
Vale SA, ordinary nominative shares (ADR)	1,614,308	23,617
First Quantum Minerals, Ltd.	1,631,131	30,945
Freeport-McMoRan, Inc.	771,837	22,584
Asian Paints, Ltd.	583,858	19,926
Sika AG	64,792	14,931
Albemarle Corp.	70,823	14,801
Linde PLC	47,848	13,758
Pidilite Industries, Ltd.	429,669	11,371
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	861,793	6,626
Sociedad Química y Minera de Chile SA, Class B (ADR)	62,332	5,207
Givaudan SA	1,416	4,979
LANXESS AG	137,274	4,917
Wacker Chemie AG	34,003	4,903
Barrick Gold Corp.	271,788	4,808
Shin-Etsu Chemical Co., Ltd.	41,300	4,657
Yunnan Energy New Material Co., Ltd., Class A	124,100	4,643
Shandong Sinocera Functional Material Co., Ltd., Class A	575,500	3,088
Fresnillo PLC	300,858	2,808
SKSHU Paint Co., Ltd., Class A1	141,065	2,727
Loma Negra Compania Industrial Argentina SA (ADR)	530,050	2,693
SIG Group AG	92,597	2,039
Amcor PLC (CDI)	151,073	1,881
Arkema SA	20,250	1,802
CCL Industries, Inc., Class B, nonvoting shares	37,100	1,754
Koninklijke DSM NV	12,188	1,751
Nutrien, Ltd.	16,357	1,303
OCI NV	37,480	1,236
Corteva, Inc.	19,843	1,074
Umicore SA	27,264	952
Glencore PLC	166,729	903
Celanese Corp.	7,208	848
Anglo American PLC	19,828	709
BASF SE	13,092	570
Impala Platinum Holdings, Ltd.	51,110	569
Navin Fluorine International, Ltd.	10,286	476
Polymetal International PLC	76,572	169
Alrosa PJSC[3,4]	1,123,215	—	[6]
		247,617

Consumer staples 6.83%
Kweichow Moutai Co., Ltd., Class A	197,607	60,366
ITC, Ltd.	4,202,675	14,555
Bunge, Ltd.	154,489	14,011
Constellation Brands, Inc., Class A	50,621	11,798
Nestlé SA	94,775	11,063

American Funds Insurance Series	57

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Anheuser-Busch InBev SA/NV	184,861	$9,950
British American Tobacco PLC	204,480	8,760
Japan Tobacco, Inc.[2]	420,300	7,267
Philip Morris International, Inc.	64,416	6,360
Carlsberg A/S, Class B	49,429	6,296
Wuliangye Yibin Co., Ltd., Class A	199,771	6,026
Pernod Ricard SA	32,594	5,988
Monster Beverage Corp.[1]	62,896	5,830
Varun Beverages, Ltd.	522,753	5,233
Raia Drogasil SA, ordinary nominative shares	1,406,218	5,159
Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A2	3,747,683	5,075
Foshan Haitian Flavouring and Food Co., Ltd., Class A	314,996	4,252
Avenue Supermarts, Ltd.[1]	98,499	4,248
Dabur India, Ltd.	499,893	3,139
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	502,900	2,926
Arca Continental, SAB de CV	404,001	2,662
L’Oréal SA, non-registered shares	6,365	2,196
Mondelez International, Inc.	32,465	2,016
Proya Cosmetics Co., Ltd., Class A	80,420	1,984
Danone SA	34,906	1,948
Monde Nissin Corp.[1]	8,193,900	1,937
United Spirits, Ltd.[1]	158,456	1,524
Reckitt Benckiser Group PLC	19,968	1,500
Unilever PLC (EUR denominated)	30,374	1,379
Uni-Charm Corp.	23,900	800
Heineken NV	5,989	546
Shiseido Company, Ltd.	11,200	450
Diageo PLC	9,646	415
X5 Retail Group NV (GDR)[3,4]	88,147	—	[6]
		217,659

Communication services 4.86%
Alphabet, Inc., Class C1	16,377	35,824
Alphabet, Inc., Class A1	3,933	8,571
Tencent Holdings, Ltd.	389,500	17,592
Meta Platforms, Inc., Class A1	101,985	16,445
América Móvil, SAB de CV, Series L (ADR)	709,818	14,501
Bharti Airtel, Ltd.[1]	1,599,162	13,870
Bharti Airtel, Ltd., interim shares[1]	80,154	307
Sea, Ltd., Class A (ADR)[1]	161,435	10,793
Vodafone Group PLC	5,163,100	7,961
NetEase, Inc.	176,100	3,234
NetEase, Inc. (ADR)	27,722	2,588
Activision Blizzard, Inc.	70,185	5,465
Netflix, Inc.[1]	28,356	4,959
Indus Towers, Ltd.	1,750,611	4,635
Telefónica, SA, non-registered shares[1]	411,518	2,097
MTN Group, Ltd.	250,294	2,031
JCDecaux SA1	116,458	1,956
Informa PLC[1]	261,509	1,683
SoftBank Group Corp.	13,700	529
Yandex NV, Class A1,3,4	378,730	—	[6]
		155,041

Energy 4.31%
Reliance Industries, Ltd.[1]	2,050,136	67,383
New Fortress Energy, Inc., Class A	360,837	14,278
BP PLC	2,081,862	9,840
Baker Hughes Co., Class A	267,116	7,712
Cheniere Energy, Inc.	56,794	7,555
Aker BP ASA[2]	92,604	3,217
Aker BP ASA (SDR)[3]	72,417	2,515

58	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Exxon Mobil Corp.	56,855	$4,869
Hess Corp.	43,633	4,622
TotalEnergies SE	83,475	4,406
Chevron Corp.	25,503	3,692
Shell PLC (GBP denominated)	134,028	3,482
INPEX Corp.[2]	195,000	2,113
TechnipFMC PLC[1]	180,463	1,215
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	32,841	384
Orron Energy AB	36,490	25
Gazprom PJSC (ADR)[3,4]	472,929	—	[6]
Rosneft Oil Company PJSC (GDR)[3,4]	588,661	—	[6]
		137,308

Real estate 1.68%
Macrotech Developers, Ltd.[1]	833,489	11,282
American Tower Corp. REIT	41,814	10,687
ESR Group, Ltd.[1]	2,773,600	7,494
CK Asset Holdings, Ltd.	960,000	6,790
BR Malls Participacoes SA, ordinary nominative shares	3,938,172	5,659
Country Garden Services Holdings Co., Ltd.	666,000	2,966
China Overseas Land & Investment, Ltd.	915,500	2,894
Shimao Services Holdings, Ltd.[1]	5,605,187	2,700
CTP NV	198,078	2,283
China Vanke Co., Ltd., Class H	280,300	705
		53,460

Utilities 1.55%
ENN Energy Holdings, Ltd.	1,778,100	29,209
AES Corp.	460,707	9,680
Engie SA	448,515	5,154
Power Grid Corporation of India, Ltd.	1,119,742	3,005
Enel SpA	329,104	1,800
China Resources Gas Group, Ltd.	100,000	466
China Gas Holdings, Ltd.	67,400	104
		49,418

Total common stocks (cost: $2,290,258,000)		2,732,686

Preferred securities 0.94%
Consumer discretionary 0.29%
Getir BV, Series D, preferred shares[1,3,4,5]	7,768	4,996
Porsche Automobil Holding SE, nonvoting preferred shares	63,178	4,179
		9,175

Materials 0.24%
Gerdau SA, preferred nominative shares	1,782,592	7,613

Real estate 0.19%
QuintoAndar, Ltd., Series E, preferred shares[1,3,4,5]	32,657	4,925
QuintoAndar, Ltd., Series E-1, preferred shares[1,3,4,5]	8,400	1,267
		6,192

Industrials 0.08%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	1,385,809	2,402
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,2]	65,296	222
		2,624

Health care 0.07%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	179,075	2,117

American Funds Insurance Series	59

New World Fund (continued)

Preferred securities (continued)	Shares		Value (000)
Financials 0.04%
Itaú Unibanco Holding SA, preferred nominative (ADR)		151,962	$650
Itaú Unibanco Holding SA, preferred nominative shares		113,600	492
			1,142

Energy 0.03%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares		168,756	901

Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]		34	52
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]		1	1
			53

Total preferred securities (cost: $29,021,000)			29,817

Rights & warrants 0.02%
Materials 0.02%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,3,7]		124,600	668

Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]		105,741	58

Total rights & warrants (cost: $837,000)			726

Bonds, notes & other debt instruments 3.25%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.72%
Abu Dhabi (Emirate of) 2.50% 2029[7]	USD	1,000	920
Abu Dhabi (Emirate of) 1.70% 2031[7]		885	745
Angola (Republic of) 8.25% 2028		500	417
Angola (Republic of) 8.00% 2029[7]		1,800	1,430
Angola (Republic of) 8.75% 2032[7]		480	385
Argentine Republic 1.00% 2029		100	23
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[8]		5,341	1,267
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[8]		4,190	908
Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[8]		1,318	377
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[8]		10,200	2,751
Armenia (Republic of) 7.15% 2025		290	287
Bahrain (Kingdom of) 6.75% 2029[7]		500	480
Belarus (Republic of) 6.875% 2023		915	174
Belarus (Republic of) 5.875% 2026		230	38
Belarus (Republic of) 7.625% 2027		335	55
Brazil (Federative Republic of) 6.00% 2027[9]	BRL	21,131	4,107
Brazil (Federative Republic of) 10.00% 2027		19,869	3,450
Chile (Republic of) 3.10% 2041	USD	375	286
Chile (Republic of) 4.34% 2042		645	575
China (People’s Republic of), Series INBK, 2.89% 2031	CNY	36,200	5,417
China (People’s Republic of), Series INBK, 3.72% 2051		34,650	5,526
Colombia (Republic of) 4.50% 2026	USD	280	263
Colombia (Republic of) 3.00% 2030		213	162
Colombia (Republic of) 3.25% 2032		700	508
Colombia (Republic of) 7.375% 2037		1,090	1,011
Colombia (Republic of) 5.625% 2044		320	231
Colombia (Republic of) 5.00% 2045		348	234
Colombia (Republic of) 5.20% 2049		555	378
Colombia (Republic of) 4.125% 2051		350	211
Cote d’Ivoire (Republic of) 4.875% 2032	EUR	150	114
Dominican Republic 6.875% 2026	USD	370	378

60	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 8.625% 2027[7]	USD	575	$599
Dominican Republic 5.50% 2029[7]		275	240
Dominican Republic 11.375% 2029	DOP	12,800	234
Dominican Republic 6.00% 2033[7]	USD	150	125
Dominican Republic 7.45% 2044		1,400	1,200
Dominican Republic 7.45% 2044[7]		1,125	964
Dominican Republic 6.85% 2045		320	254
Dominican Republic 5.875% 2060[7]		280	192
Egypt (Arab Republic of) 5.75% 2024[7]		450	403
Egypt (Arab Republic of) 5.625% 2030	EUR	260	170
Egypt (Arab Republic of) 5.875% 2031[7]	USD	365	228
Egypt (Arab Republic of) 6.375% 2031	EUR	350	232
Egypt (Arab Republic of) 7.625% 2032[7]	USD	1,140	750
Egypt (Arab Republic of) 7.625% 2032		275	181
Egypt (Arab Republic of) 8.50% 2047		1,200	715
Egypt (Arab Republic of) 8.875% 2050		850	519
Egypt (Arab Republic of) 8.75% 2051		755	457
Egypt (Arab Republic of) 8.15% 2059[7]		500	291
Ethiopia (Federal Democratic Republic of) 6.625% 2024		1,830	1,047
Export-Import Bank of India 3.25% 2030		1,180	1,028
Gabonese Republic 6.95% 2025		540	475
Gabonese Republic 7.00% 2031		520	381
Ghana (Republic of) 6.375% 2027		485	279
Ghana (Republic of) 7.875% 2027		200	117
Ghana (Republic of) 7.625% 2029		460	227
Ghana (Republic of) 7.75% 2029[7]		1,125	565
Ghana (Republic of) 8.125% 2032		2,130	1,037
Honduras (Republic of) 6.25% 2027		1,365	1,074
Honduras (Republic of) 5.625% 2030		678	460
Honduras (Republic of) 5.625% 2030[7]		281	191
Indonesia (Republic of) 6.625% 2037		500	550
Indonesia (Republic of) 5.25% 2042		840	824
Iraq (Republic of) 6.752% 2023		960	940
Jordan (Hashemite Kingdom of) 5.75% 2027[7]		800	705
Kazakhstan (Republic of) 6.50% 2045[7]		800	806
Kenya (Republic of) 7.25% 2028		200	145
Kenya (Republic of) 8.25% 2048[7]		1,800	1,112
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[8]		880	640
Oman (Sultanate of) 4.875% 2025[7]		565	554
Oman (Sultanate of) 5.375% 2027		750	731
Oman (Sultanate of) 6.25% 2031[7]		890	862
Pakistan (Islamic Republic of) 5.625% 2022		850	799
Pakistan (Islamic Republic of) 8.25% 2025[7]		410	296
Pakistan (Islamic Republic of) 6.00% 2026[7]		380	258
Pakistan (Islamic Republic of) 6.875% 2027[7]		1,050	716
Pakistan (Islamic Republic of) 7.875% 2036		200	121
Panama (Republic of) 3.75% 2026[7]		1,180	1,148
Panama (Republic of) 4.50% 2047		1,155	951
Panama (Republic of) 4.50% 2050		400	326
Panama (Republic of) 4.30% 2053		400	315
Panama (Republic of) 4.50% 2063		200	154
Paraguay (Republic of) 4.70% 2027[7]		400	385
Paraguay (Republic of) 4.95% 2031		320	297
Peru (Republic of) 3.00% 2034		425	350
Peru (Republic of) 6.55% 2037		1,070	1,163
Peru (Republic of) 3.55% 2051		370	277
Peru (Republic of) 2.78% 2060		365	227
PETRONAS Capital, Ltd. 4.55% 2050[7]		400	383
Philippines (Republic of) 1.648% 2031		580	467
Philippines (Republic of) 6.375% 2034		820	923
Philippines (Republic of) 3.95% 2040		900	785

American Funds Insurance Series	61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.70% 2041	USD	505	$421
Philippines (Republic of) 2.95% 2045		790	569
PT Indonesia Asahan Aluminium Tbk 6.757% 2048		200	181
Qatar (State of) 4.50% 2028[7]		2,000	2,075
Qatar (State of) 4.50% 2028		600	622
Romania 2.00% 2032	EUR	1,375	987
Romania 2.00% 2033		300	205
Romania 5.125% 2048[7]	USD	500	390
Russian Federation 4.25% 2027[10]		1,000	275
Russian Federation 4.375% 2029[7]		800	188
Russian Federation 5.10% 2035		1,600	381
Russian Federation 5.25% 2047[3,10]		1,200	342
Senegal (Republic of) 4.75% 2028	EUR	950	811
South Africa (Republic of) 5.875% 2030	USD	1,500	1,357
South Africa (Republic of) 5.875% 2032		400	342
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[10]		450	150
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[10]		1,904	628
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026		1,270	441
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		471	153
Tunisia (Republic of) 6.75% 2023	EUR	465	340
Tunisia (Republic of) 6.75% 2023		310	226
Tunisia (Republic of) 5.625% 2024		710	438
Tunisia (Republic of) 5.75% 2025	USD	875	489
Turkey (Republic of) 6.375% 2025		200	178
Turkey (Republic of) 7.625% 2029		200	169
Turkey (Republic of) 11.875% 2030		800	845
Turkey (Republic of) 5.875% 2031		1,170	842
Turkey (Republic of) 4.875% 2043		400	238
Turkey (Republic of) 5.75% 2047		2,205	1,363
Ukraine 8.994% 2024		600	159
Ukraine 7.75% 2027		2,328	607
Ukraine 9.75% 2028		900	228
Ukraine 7.375% 2032		2,180	546
United Mexican States 4.50% 2029		300	292
United Mexican States 4.75% 2032		870	836
United Mexican States 4.75% 2044		1,090	910
United Mexican States 3.75% 2071		200	128
United Mexican States, Series M, 7.50% 2027	MXN	20,360	947
Venezuela (Bolivarian Republic of) 7.00% 2018[10]	USD	64	5
Venezuela (Bolivarian Republic of) 7.75% 2019[10]		1,149	89
Venezuela (Bolivarian Republic of) 6.00% 2020[10]		950	74
Venezuela (Bolivarian Republic of) 12.75% 2022[10]		85	7
Venezuela (Bolivarian Republic of) 9.00% 2023[10]		1,383	118
Venezuela (Bolivarian Republic of) 8.25% 2024[10]		299	25
Venezuela (Bolivarian Republic of) 7.65% 2025[10]		129	11
Venezuela (Bolivarian Republic of) 11.75% 2026[10]		64	6
Venezuela (Bolivarian Republic of) 9.25% 2027[10]		170	15
Venezuela (Bolivarian Republic of) 9.25% 2028[10]		319	28
Venezuela (Bolivarian Republic of) 11.95% 2031[10]		106	9
Venezuela (Bolivarian Republic of) 7.00% 2038[10]		107	9
			86,648

Corporate bonds, notes & loans 0.45%
Energy 0.15%
Oleoducto Central SA 4.00% 2027[7]		255	213
Petrobras Global Finance Co. 6.85% 2115		314	259
Petróleos Mexicanos 6.875% 2026		1,025	926
Petróleos Mexicanos 6.49% 2027		2,020	1,754
Petróleos Mexicanos 8.75% 2029[7]		755	685

62	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 6.70% 2032	USD	622	$475
Petrorio Luxembourg SARL 6.125% 2026		200	184
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[7]		630	450
			4,946

Financials 0.10%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]		1,140	1,000
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[8]		830	777
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]		600	499
Power Financial Corp., Ltd. 6.15% 2028		432	450
Power Financial Corp., Ltd. 4.50% 2029		273	255
Power Financial Corp., Ltd. 3.35% 2031		310	258
			3,239

Materials 0.06%
Braskem Idesa SAPI 7.45% 2029		775	666
Braskem Idesa SAPI 7.45% 2029[7]		300	258
CSN Resources SA 7.625% 2026		224	227
GC Treasury Center Co., Ltd. 4.40% 2032[7]		230	212
Sasol Financing USA, LLC 5.875% 2024		500	490
			1,853

Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 4.20% 2047		600	498
Alibaba Group Holding, Ltd. 3.15% 2051		410	281
Meituan Dianping 3.05% 2030[7]		800	596
Sands China, Ltd. 4.375% 2030		220	161
			1,536

Communication services 0.04%
Axiata SPV5 Labuan, Ltd. 3.064% 2050		357	257
PLDT, Inc. 2.50% 2031		210	176
Tencent Holdings, Ltd. 3.975% 2029		400	379
Tencent Holdings, Ltd. 3.24% 2050[7]		580	401
			1,213

Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 2030[7]		280	240
Empresas Publicas de Medellin ESP 4.25% 2029[7]		412	322
Empresas Publicas de Medellin ESP 4.375% 2031[7]		360	276
			838

Industrials 0.01%
Mexico City Airport Trust 4.25% 2026		475	438

Consumer staples 0.01%
Marfrig Global Foods SA 3.95% 2031		320	246

Total corporate bonds, notes & loans			14,309

U.S. Treasury bonds & notes 0.08%
U.S. Treasury 0.08%
U.S. Treasury (3-month U.S. Treasury Bill Yield - 0.015%) 1.662% 2024[11,12]		2,730	2,731

Total bonds, notes & other debt instruments (cost: $137,365,000)			103,688

American Funds Insurance Series	63

New World Fund (continued)

Short-term securities 10.15%	Shares	Value (000)
Money market investments 9.91%
Capital Group Central Cash Fund 1.38%[13,14]	3,161,065	$316,043

Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 1.38%[13,14,15]	21,446	2,145
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[13,15]	1,132,122	1,132
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[13,15]	1,072,108	1,072
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[13,15]	1,072,108	1,072
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[13,15]	1,072,108	1,072
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[13,15]	1,072,108	1,072
		7,565

Total short-term securities (cost: $323,653,000)		323,608
Total investment securities 100.05% (cost: $2,781,134,000)		3,190,525
Other assets less liabilities (0.05)%		(1,526)

Net assets 100.00%		$3,188,999

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	111	September 2022	USD(12,460)	$97
10 Year Euro-Bund Futures	Short	11	September 2022	(1,715)	(12)
10 Year U.S. Treasury Note Futures	Short	4	September 2022	(474)	(3)
10 Year Ultra U.S. Treasury Note Futures	Short	33	September 2022	(4,203)	63
30 Year Ultra U.S. Treasury Bond Futures	Long	44	September 2022	6,791	(103)
					$42

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Currency purchased (000)	Currency sold (000)	Counterparty	Settlement date	at 6/30/2022 (000)
USD 1,797	EUR 1,680	Standard Chartered Bank	7/11/2022	$35
USD 1,111	EUR 1,054	UBS AG	7/27/2022	5
USD 429	EUR 410	Citibank	7/27/2022	(1)
				$39

64	American Funds Insurance Series

New World Fund (continued)

Investments in affiliates14

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.98%
Money market investments 9.91%
Capital Group Central Cash Fund 1.38%[13]	$216,764	$518,042	$418,693		$(9)	$(61)	$316,043	$640
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[13,15]	4,255		2,110	[16]			2,145	—	[17]
Total short-term securities							318,188
Total 9.98%					$(9)	$(61)	$318,188	$640

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$5,258	$4,925	.15%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	1,716	1,267	.04
Getir BV, Series D, preferred shares	5/27/2021	3,500	4,996	.16
Canva, Inc.	8/26/2021-11/4/2021	656	588	.02
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	58	52	.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	2	1	.00
Total		$11,190	$11,829	.37%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $14,516,000, which represented .46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,354,000, which represented .48% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,206,000, which represented .73% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $56,000, which represented less than .01% of the net assets of the fund.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	65

New World Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais
CDI = CREST Depository Interest
CNY = Chinese yuan
DOP = Dominican pesos
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars

Refer to the notes to financial statements.

66	American Funds Insurance Series

Washington Mutual Investors Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 95.01%	Shares	Value (000)
Health care 21.46%
UnitedHealth Group, Inc.	796,858	$409,290
Pfizer, Inc.	4,842,021	253,867
CVS Health Corp.	2,048,877	189,849
Johnson & Johnson	1,035,170	183,753
Eli Lilly and Company	384,935	124,808
AbbVie, Inc.	733,883	112,402
Humana, Inc.	215,320	100,785
AstraZeneca PLC (ADR)	1,430,241	94,496
Elevance Health, Inc.	156,459	75,504
Abbott Laboratories	661,606	71,884
Cigna Corp.	246,335	64,914
Gilead Sciences, Inc.	1,033,081	63,855
Danaher Corp.	202,837	51,423
Bristol-Myers Squibb Company	534,888	41,187
GSK PLC (ADR)[1]	620,748	27,021
Thermo Fisher Scientific, Inc.	39,089	21,236
Zimmer Biomet Holdings, Inc.	179,120	18,818
Regeneron Pharmaceuticals, Inc.[2]	26,592	15,719
Novo Nordisk A/S, Class B (ADR)	136,927	15,258
Roche Holding AG (ADR)	332,061	13,850
Molina Healthcare, Inc.[2]	38,989	10,902
Zoetis, Inc., Class A	50,277	8,642
Edwards Lifesciences Corp.[2]	85,300	8,111
Baxter International, Inc.	114,187	7,334
ResMed, Inc.	27,020	5,664
Novartis AG (ADR)	54,811	4,633
		1,995,205

Information technology 17.49%
Broadcom, Inc.	995,400	483,575
Microsoft Corp.	1,863,466	478,594
Intel Corp.	3,020,637	113,002
Apple, Inc.	790,361	108,058
ASML Holding NV (New York registered) (ADR)	136,017	64,728
Fidelity National Information Services, Inc.	695,919	63,795
Visa, Inc., Class A	260,973	51,383
Automatic Data Processing, Inc.	141,598	29,741
KLA Corp.	92,945	29,657
Mastercard, Inc., Class A	92,154	29,073
Paychex, Inc.	227,131	25,863
Applied Materials, Inc.	266,611	24,256
SAP SE (ADR)	253,285	22,978
NetApp, Inc.	291,087	18,991
TE Connectivity, Ltd.	165,716	18,751
Motorola Solutions, Inc.	89,048	18,664
Texas Instruments, Inc.	108,222	16,628
QUALCOMM, Inc.	85,889	10,972
Analog Devices, Inc.	51,759	7,562
EPAM Systems, Inc.[2]	20,114	5,929
Micron Technology, Inc.	81,603	4,511
		1,626,711

Financials 15.09%
Marsh & McLennan Companies, Inc.	1,348,096	209,292
CME Group, Inc., Class A	938,805	192,173
BlackRock, Inc.	172,499	105,059
Chubb, Ltd.	482,363	94,823
JPMorgan Chase & Co.	800,597	90,155
PNC Financial Services Group, Inc.	424,034	66,900
Discover Financial Services	653,082	61,769
Wells Fargo & Company	1,358,294	53,204
Citizens Financial Group, Inc.	1,383,929	49,392

American Funds Insurance Series	67

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	465,273	$48,477
Bank of America Corp.	1,398,611	43,539
S&P Global, Inc.	123,927	41,771
Intercontinental Exchange, Inc.	437,688	41,160
Toronto-Dominion Bank	613,252	40,217
M&T Bank Corp.	179,930	28,679
Travelers Companies, Inc.	149,753	25,328
Nasdaq, Inc.	156,107	23,813
Bank of Nova Scotia[1]	382,643	22,656
Apollo Asset Management, Inc.	451,240	21,876
KeyCorp	1,248,831	21,517
Aon PLC, Class A	76,913	20,742
KKR & Co., Inc.	343,773	15,913
Carlyle Group, Inc.	489,328	15,492
Truist Financial Corp.	325,043	15,417
Morgan Stanley	189,430	14,408
Fifth Third Bancorp	405,156	13,613
Moody’s Corp.	34,233	9,310
Everest Re Group, Ltd.	23,395	6,557
Arthur J. Gallagher & Co.	23,039	3,756
Charles Schwab Corp.	38,738	2,448
Progressive Corp.	14,654	1,704
Blackstone, Inc., nonvoting shares	18,477	1,686
		1,402,846

Industrials 10.08%
Northrop Grumman Corp.	329,943	157,901
Lockheed Martin Corp.	273,396	117,549
L3Harris Technologies, Inc.	378,970	91,597
CSX Corp.	2,723,188	79,136
Raytheon Technologies Corp.	809,696	77,820
Caterpillar, Inc.	407,624	72,867
United Parcel Service, Inc., Class B	382,633	69,846
Norfolk Southern Corp.	272,217	61,872
Honeywell International, Inc.	309,349	53,768
Waste Connections, Inc.	213,382	26,451
ABB, Ltd. (ADR)	769,666	20,573
Boeing Company[2]	107,073	14,639
Huntington Ingalls Industries, Inc.	47,307	10,304
Republic Services, Inc.	78,273	10,244
BAE Systems PLC (ADR)	223,315	9,067
PACCAR, Inc.	108,835	8,961
HEICO Corp.	59,743	7,833
Johnson Controls International PLC	161,819	7,748
Rockwell Automation	37,903	7,554
Union Pacific Corp.	35,399	7,550
Air Lease Corp., Class A	168,866	5,645
Cummins, Inc.	28,357	5,488
RELX PLC (ADR)	186,041	5,012
Equifax, Inc.	20,700	3,784
Carrier Global Corp.	75,148	2,680
Waste Management, Inc.	11,150	1,706
		937,595

Communication services 6.25%
Comcast Corp., Class A	7,060,959	277,072
Alphabet, Inc., Class C2	41,812	91,462
Alphabet, Inc., Class A2	22,411	48,839
Verizon Communications, Inc.	1,439,159	73,037
Meta Platforms, Inc., Class A2	203,431	32,803
Activision Blizzard, Inc.	398,372	31,017

68	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
AT&T, Inc.	1,021,586	$21,413
Electronic Arts, Inc.	36,898	4,489
Deutsche Telekom AG (ADR)	46,580	928
		581,060

Energy 6.13%
Chevron Corp.	784,607	113,595
Pioneer Natural Resources Company	441,802	98,557
Baker Hughes Co., Class A	3,185,578	91,968
EOG Resources, Inc.	644,611	71,191
ConocoPhillips	655,015	58,827
Exxon Mobil Corp.	480,043	41,111
TC Energy Corp.	687,906	35,641
Canadian Natural Resources, Ltd.	428,638	23,009
Coterra Energy, Inc.	659,802	17,016
Valero Energy Corp.	96,484	10,254
Enbridge, Inc.	218,229	9,222
		570,391

Consumer discretionary 6.03%
Home Depot, Inc.	583,060	159,916
YUM! Brands, Inc.	557,887	63,326
General Motors Company[2]	1,817,415	57,721
Darden Restaurants, Inc.	491,537	55,603
VF Corp.	913,081	40,331
Dollar General Corp.	105,032	25,779
Wynn Resorts, Ltd.[2]	446,262	25,428
TJX Companies, Inc.	438,382	24,484
Target Corp.	165,824	23,419
Starbucks Corp.	274,185	20,945
Amazon.com, Inc.[2]	123,804	13,149
Chipotle Mexican Grill, Inc.[2]	9,251	12,093
D.R. Horton, Inc.	146,593	9,703
Royal Caribbean Cruises, Ltd.[2]	242,395	8,462
NIKE, Inc., Class B	69,525	7,105
McDonald’s Corp.	21,948	5,419
Polaris, Inc.	52,835	5,245
Domino’s Pizza, Inc.	6,418	2,501
		560,629

Consumer staples 5.51%
Archer Daniels Midland Company	1,393,507	108,136
Nestlé SA (ADR)	576,464	67,095
Keurig Dr Pepper, Inc.	1,644,363	58,194
Kraft Heinz Company	1,101,959	42,029
Procter & Gamble Company	270,452	38,888
Reckitt Benckiser Group PLC (ADR)[1]	2,220,407	33,817
Hormel Foods Corp.	601,233	28,474
General Mills, Inc.	351,211	26,499
Costco Wholesale Corp.	42,867	20,545
Mondelez International, Inc.	308,720	19,168
Conagra Brands, Inc.	424,766	14,544
Church & Dwight Co., Inc.	154,431	14,310
Unilever PLC (ADR)	283,070	12,973
Walgreens Boots Alliance, Inc.	316,943	12,012
Kimberly-Clark Corp.	59,250	8,008
Danone (ADR)	694,054	7,732
		512,424

American Funds Insurance Series	69

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 3.01%
Sempra Energy	382,340	$57,454
Constellation Energy Corp.	851,722	48,770
Entergy Corp.	357,514	40,270
Exelon Corp.	656,854	29,769
Evergy, Inc.	394,084	25,714
CMS Energy Corp.	357,860	24,156
Public Service Enterprise Group, Inc.	235,300	14,890
NextEra Energy, Inc.	147,221	11,404
Edison International	159,615	10,094
Dominion Energy, Inc.	124,211	9,913
Xcel Energy, Inc.	110,238	7,800
		280,234

Materials 2.66%
Dow, Inc.	826,397	42,650
Rio Tinto PLC (ADR)[1]	662,958	40,440
Linde PLC	132,451	38,084
LyondellBasell Industries NV	390,543	34,157
Corteva, Inc.	428,754	23,213
Nucor Corp.	172,143	17,973
Air Products and Chemicals, Inc.	66,153	15,909
Huntsman Corp.	442,172	12,536
Sherwin-Williams Company	36,847	8,250
Albemarle Corp.	34,177	7,142
Celanese Corp.	35,401	4,164
H.B. Fuller Co.	38,637	2,326
		246,844

Real estate 1.30%
Regency Centers Corp. REIT	716,891	42,519
Digital Realty Trust, Inc. REIT	309,518	40,185
Extra Space Storage, Inc. REIT	85,573	14,558
American Tower Corp. REIT	47,490	12,138
Boston Properties, Inc. REIT	66,803	5,944
Alexandria Real Estate Equities, Inc. REIT	38,009	5,512
		120,856

Total common stocks (cost: $7,598,704,000)		8,834,795

Convertible stocks 0.67%
Information technology 0.34%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	21,152	31,794

Health care 0.21%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[1]	197,800	9,783
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[1]	6,821	9,026
		18,809

Utilities 0.07%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	73,300	3,639
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	3,046
		6,685

Financials 0.05%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	79,100	4,625

Total convertible stocks (cost: $64,933,000)		61,913

70	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Short-term securities 4.75%	Shares	Value (000)
Money market investments 4.21%
Capital Group Central Cash Fund 1.38%[3,4]	3,914,264	$391,348

Money market investments purchased with collateral from securities on loan 0.54%
Capital Group Central Cash Fund 1.38%[3,4,5]	141,925	14,189
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[3,5]	7,491,971	7,492
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[3,5]	7,094,818	7,095
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[3,5]	7,094,818	7,095
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[3,5]	7,094,818	7,095
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[3,5]	7,094,818	7,095
		50,061

Total short-term securities (cost: $441,464,000)		441,409
Total investment securities 100.43% (cost: $8,105,101,000)		9,338,117
Other assets less liabilities (0.43)%		(39,638)

Net assets 100.00%		$9,298,479

Investments in affiliates4

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 4.36%
Money market investments 4.21%
Capital Group Central Cash Fund 1.38%[3]	$321,870	$932,368		$862,775	$(19)	$(96)	$391,348	$823
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 1.38%[3,5]	9,273	4,916	[6]				14,189	—	[7]
Total short-term securities							405,537
Total 4.36%					$(19)	$(96)	$405,537	$823

[1]	All or a portion of this security was on loan. The total value of all such securities was $81,124,000, which represented .87% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2022.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR =	American Depositary Receipts
REIT =	Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	71

Capital World Growth and Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 94.25%	Shares	Value (000)
Information technology 16.90%
Microsoft Corp.	232,205	$59,638
Broadcom, Inc.	104,687	50,858
Taiwan Semiconductor Manufacturing Company, Ltd.	2,850,800	45,638
ASML Holding NV	47,460	22,672
Tokyo Electron, Ltd.	55,100	17,990
Apple, Inc.	117,010	15,998
EPAM Systems, Inc.[1]	42,721	12,593
Accenture PLC, Class A	25,447	7,065
Micron Technology, Inc.	123,659	6,836
Mastercard, Inc., Class A	16,110	5,082
Capgemini SE	24,354	4,171
Delta Electronics, Inc.	478,000	3,561
Logitech International SA	68,047	3,555
SK hynix, Inc.	48,181	3,377
Fujitsu, Ltd.	25,800	3,226
Hexagon AB, Class B	269,199	2,796
Applied Materials, Inc.	30,672	2,790
Keyence Corp.	7,700	2,632
OBIC Co., Ltd.	15,800	2,235
Ceridian HCM Holding, Inc.[1]	39,542	1,862
MediaTek, Inc.	85,000	1,861
Worldline SA, non-registered shares[1]	44,279	1,642
TE Connectivity, Ltd.	13,769	1,558
ServiceNow, Inc.[1]	3,204	1,524
Microchip Technology, Inc.	24,738	1,437
DocuSign, Inc.[1]	23,514	1,349
Advanced Micro Devices, Inc.[1]	17,101	1,308
Zscaler, Inc.[1]	7,768	1,161
GlobalWafers Co., Ltd.	71,000	1,082
PagSeguro Digital, Ltd., Class A1	93,201	954
Snowflake, Inc., Class A1	6,444	896
Nomura Research Institute, Ltd.	28,600	761
RingCentral, Inc., Class A1	12,898	674
SS&C Technologies Holdings, Inc.	10,174	591
Atlassian Corp. PLC, Class A1	2,187	410
Adobe, Inc.[1]	1,019	373
Shopify, Inc., Class A, subordinate voting shares[1]	2,620	82
		292,238

Financials 14.33%
Zurich Insurance Group AG	45,107	19,618
Kotak Mahindra Bank, Ltd.	870,564	18,311
Toronto-Dominion Bank (CAD denominated)	226,171	14,831
AIA Group, Ltd.	1,325,999	14,372
CME Group, Inc., Class A	69,452	14,217
JPMorgan Chase & Co.	92,208	10,384
ING Groep NV	1,015,415	10,036
HDFC Bank, Ltd.	433,439	7,398
HDFC Bank, Ltd. (ADR)	15,384	846
Wells Fargo & Company	201,199	7,881
DNB Bank ASA	415,741	7,452
Ping An Insurance (Group) Company of China, Ltd., Class H	1,058,500	7,197
B3 SA-Brasil, Bolsa, Balcao	3,340,070	6,995
KBC Groep NV	124,391	6,979
PNC Financial Services Group, Inc.	40,788	6,435
Nasdaq, Inc.	38,692	5,902
HDFC Life Insurance Company, Ltd.	706,444	4,920
Intercontinental Exchange, Inc.	50,696	4,767
Chubb, Ltd.	23,999	4,718
Aon PLC, Class A	16,274	4,389
Lufax Holding, Ltd. (ADR)	723,447	4,341
Discover Financial Services	45,734	4,325

72	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
American International Group, Inc.	78,621	$4,020
Hong Kong Exchanges and Clearing, Ltd.	76,300	3,753
Fifth Third Bancorp	98,490	3,309
S&P Global, Inc.	9,704	3,271
China Merchants Bank Co., Ltd., Class H	402,000	2,690
China Merchants Bank Co., Ltd., Class A1	86,187	543
Citigroup, Inc.	63,268	2,910
Blackstone, Inc., nonvoting shares	27,530	2,512
Macquarie Group, Ltd.	20,305	2,306
Berkshire Hathaway, Inc., Class B1	8,401	2,294
Morgan Stanley	25,627	1,949
China Pacific Insurance (Group) Co., Ltd., Class H	782,000	1,911
AXA SA	83,131	1,887
Legal & General Group PLC	644,377	1,879
Moody’s Corp.	6,865	1,867
Banco Santander, SA	642,643	1,810
BNP Paribas SA	35,932	1,708
Postal Savings Bank of China Co., Ltd., Class H	2,145,000	1,703
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,119	1,653
Power Corporation of Canada, subordinate voting shares	63,342	1,630
FinecoBank SpA	134,386	1,608
Apollo Asset Management, Inc.	32,705	1,586
National Bank of Canada[2]	22,477	1,475
Blue Owl Capital, Inc., Class A	142,699	1,431
MSCI, Inc.	3,392	1,398
Tryg A/S	57,214	1,285
Tradeweb Markets, Inc., Class A	18,072	1,233
Marsh & McLennan Companies, Inc.	7,865	1,221
East Money Information Co., Ltd., Class A	306,800	1,164
XP, Inc., Class A1	61,520	1,105
Bajaj Finance, Ltd.	15,050	1,029
Aegon NV2	196,376	849
Swedbank AB, Class A	47,850	605
Sberbank of Russia PJSC[1,3,4,5]	3,196,952	—	[6]
		247,908

Health care 13.20%
UnitedHealth Group, Inc.	67,543	34,692
Abbott Laboratories	251,978	27,377
Eli Lilly and Company	50,969	16,526
Thermo Fisher Scientific, Inc.	22,955	12,471
Pfizer, Inc.	216,083	11,329
Novartis AG	126,639	10,725
Centene Corp.[1]	111,784	9,458
Daiichi Sankyo Company, Ltd.	355,000	8,993
Amgen, Inc.	36,646	8,916
AstraZeneca PLC	64,835	8,524
Siemens Healthineers AG	158,547	8,057
Gilead Sciences, Inc.	119,653	7,396
Stryker Corp.	33,705	6,705
Sanofi	65,965	6,660
PerkinElmer, Inc.	42,073	5,984
Olympus Corp.	222,100	4,463
Medtronic PLC	44,519	3,996
Vertex Pharmaceuticals, Inc.[1]	10,765	3,033
Bayer AG	50,506	3,002
Novo Nordisk A/S, Class B	22,508	2,496
Zoetis, Inc., Class A	11,722	2,015
Insulet Corp.[1]	8,893	1,938
ResMed, Inc.	8,919	1,870
Cigna Corp.	6,882	1,813
Carl Zeiss Meditec AG, non-registered shares	15,068	1,798

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Baxter International, Inc.	26,428	$1,697
Alcon, Inc.	22,793	1,592
AbbVie, Inc.	10,300	1,578
DexCom, Inc.[1]	20,784	1,549
Chugai Pharmaceutical Co., Ltd.[2]	60,300	1,542
Intuitive Surgical, Inc.[1]	7,543	1,514
Guardant Health, Inc.[1]	33,985	1,371
Merck KGaA	7,118	1,201
Rede D’Or Sao Luiz SA	199,176	1,103
Edwards Lifesciences Corp.[1]	11,385	1,083
GSK PLC	37,032	796
Boston Scientific Corp.[1]	19,572	729
CSL, Ltd.	3,803	706
M3, Inc.	21,100	606
Agilon Health, Inc.[1]	19,961	436
CVS Health Corp.	3,377	313
Molina Healthcare, Inc.[1]	1,089	304
EUROAPI[1]	2,830	45
		228,402

Industrials 10.63%
Airbus SE, non-registered shares	169,970	16,467
General Electric Co.	251,069	15,986
BAE Systems PLC	1,271,586	12,851
Lockheed Martin Corp.	26,519	11,402
Carrier Global Corp.	278,413	9,928
CSX Corp.	325,955	9,472
Raytheon Technologies Corp.	97,001	9,323
Safran SA	70,335	6,944
L3Harris Technologies, Inc.	28,606	6,914
Deere & Company	22,511	6,741
Caterpillar, Inc.	32,626	5,832
LIXIL Corp.	298,500	5,588
Melrose Industries PLC	2,468,805	4,499
RELX PLC	124,070	3,362
RELX PLC (ADR)	15,132	408
VINCI SA	42,274	3,764
Recruit Holdings Co., Ltd.	120,034	3,534
Bureau Veritas SA	130,728	3,350
Compagnie de Saint-Gobain SA, non-registered shares	75,890	3,256
TransDigm Group, Inc.[1]	5,974	3,206
Siemens AG	30,571	3,110
Johnson Controls International PLC	55,955	2,679
Bunzl PLC	71,427	2,364
Brenntag SE	36,308	2,363
ManpowerGroup, Inc.	30,899	2,361
Canadian Pacific Railway, Ltd.	33,610	2,347
Eiffage SA	23,538	2,118
Schneider Electric SE	16,584	1,962
Boeing Company[1]	13,627	1,863
Thales SA	14,997	1,840
Daikin Industries, Ltd.	11,200	1,795
ASSA ABLOY AB, Class B	80,154	1,703
Ritchie Bros. Auctioneers, Inc.	26,122	1,700
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	406,700	1,670
BayCurrent Consulting, Inc.	5,700	1,517
Waste Connections, Inc.	11,989	1,486
Nidec Corp.	21,900	1,353
SMC Corp.	2,900	1,292
Rockwell Automation	5,363	1,069
ACS Actividades de Construcción y Servicios SA	43,545	1,056
Adecco Group AG	30,464	1,035

74	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Atlas Copco AB, Class B	91,684	$767
Interpump Group SpA	16,870	643
Honeywell International, Inc.	1,774	308
International Consolidated Airlines Group SA (CDI)[1,2]	221,732	291
Otis Worldwide Corp.	4,082	288
Ryanair Holdings PLC (ADR)[1]	1,400	94
		183,901

Consumer discretionary 8.99%
LVMH Moët Hennessy-Louis Vuitton SE	41,387	25,229
Home Depot, Inc.	69,134	18,961
General Motors Company[1]	395,836	12,572
Amazon.com, Inc.[1]	110,370	11,722
Rivian Automotive, Inc., Class A1,2	238,652	6,143
Stellantis NV	491,644	6,072
Midea Group Co., Ltd., Class A	608,297	5,488
Sony Group Corp.	66,700	5,454
Booking Holdings, Inc.[1]	2,932	5,128
Marriott International, Inc., Class A	35,169	4,783
Flutter Entertainment PLC[1]	46,266	4,678
Cie. Financière Richemont SA, Class A	42,168	4,490
Restaurant Brands International, Inc. (CAD denominated)[2]	74,819	3,753
Restaurant Brands International, Inc.	12,226	613
Shimano, Inc.	20,200	3,412
Chipotle Mexican Grill, Inc.[1]	2,186	2,858
Industria de Diseño Textil, SA	121,254	2,743
Astra International Tbk PT	5,952,600	2,647
Evolution AB	26,108	2,374
Sands China, Ltd.[1]	916,400	2,186
MercadoLibre, Inc.[1]	3,315	2,111
Pan Pacific International Holdings Corp.	124,500	1,987
YUM! Brands, Inc.	17,358	1,970
InterContinental Hotels Group PLC	37,148	1,967
EssilorLuxottica	12,617	1,890
NIKE, Inc., Class B	18,444	1,885
Darden Restaurants, Inc.	14,188	1,605
Royal Caribbean Cruises, Ltd.[1]	44,462	1,552
Target Corp.	10,079	1,424
Taylor Wimpey PLC	927,507	1,317
Tesla, Inc.[1]	1,844	1,242
Kindred Group PLC (SDR)	136,247	1,133
Shenzhou International Group Holdings, Ltd.	93,000	1,127
Kering SA	1,760	904
Wynn Macau, Ltd.[1]	942,000	640
Dollar Tree Stores, Inc.[1]	2,864	446
Aristocrat Leisure, Ltd.	11,992	285
Entain PLC[1]	17,337	263
JD.com, Inc., Class A	6,747	217
Airbnb, Inc., Class A1	2,134	190
Cazoo Group, Ltd., Class A1	63,213	46
		155,507

Consumer staples 7.59%
Philip Morris International, Inc.	283,405	27,983
Nestlé SA	128,106	14,954
Keurig Dr Pepper, Inc.	375,742	13,298
British American Tobacco PLC	248,143	10,631
British American Tobacco PLC (ADR)	6,936	298
Kweichow Moutai Co., Ltd., Class A	31,900	9,745
Kroger Co.	177,589	8,405
Ocado Group PLC[1]	843,207	8,019
Bunge, Ltd.	51,771	4,695

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Imperial Brands PLC	200,059	$4,471
Danone SA	72,028	4,020
Heineken NV	34,303	3,128
Treasury Wine Estates, Ltd.	396,969	3,110
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	527,800	3,071
Arca Continental, SAB de CV	440,180	2,900
Seven & i Holdings Co., Ltd.	64,700	2,512
Altria Group, Inc.	58,835	2,458
Constellation Brands, Inc., Class A	9,529	2,221
ITC, Ltd.	614,263	2,127
Varun Beverages, Ltd.	185,051	1,852
Ajinomoto Co., Inc.	55,600	1,352
		131,250

Energy 6.20%
Canadian Natural Resources, Ltd. (CAD denominated)	483,954	26,006
EOG Resources, Inc.	94,807	10,470
TotalEnergies SE	179,680	9,484
Baker Hughes Co., Class A	298,859	8,628
ConocoPhillips	66,573	5,979
TC Energy Corp. (CAD denominated)	104,163	5,396
Reliance Industries, Ltd.[1]	149,117	4,901
Tourmaline Oil Corp.	92,483	4,809
BP PLC	975,459	4,611
Cenovus Energy, Inc. (CAD denominated)	216,254	4,114
Shell PLC (GBP denominated)	155,689	4,044
Aker BP ASA (SDR)[3]	67,333	2,338
Aker BP ASA[2]	37,369	1,298
Woodside Energy Group, Ltd.	120,486	2,648
Woodside Energy Group, Ltd. (CDI)[1]	37,623	797
Suncor Energy, Inc.	84,929	2,980
Var Energi ASA	756,669	2,970
Halliburton Company	94,296	2,957
Cameco Corp.	130,751	2,749
Orron Energy AB	62,313	43
Gazprom PJSC (ADR)[3,4]	1,124,152	—	[6]
		107,222

Materials 6.17%
Vale SA, ordinary nominative shares	1,617,361	23,660
Vale SA, ordinary nominative shares (ADR)	910,365	13,319
Fortescue Metals Group, Ltd.	1,279,107	15,477
Rio Tinto PLC	254,680	15,242
Linde PLC	20,404	5,867
Freeport-McMoRan, Inc.	188,466	5,514
BHP Group, Ltd. (CDI)	142,026	3,971
Barrick Gold Corp. (CAD denominated)[2]	127,238	2,250
Barrick Gold Corp.	89,841	1,589
Albemarle Corp.	11,592	2,422
Air Liquide SA, non-registered shares	16,503	2,216
Dow, Inc.	42,130	2,174
HeidelbergCement AG	43,833	2,106
Shin-Etsu Chemical Co., Ltd.	17,300	1,951
Amcor PLC (CDI)	154,993	1,930
Evonik Industries AG	86,135	1,838
CRH PLC	45,078	1,559
First Quantum Minerals, Ltd.	65,205	1,237
Koninklijke DSM NV	6,143	883

76	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Lynas Rare Earths, Ltd.[1]	129,901	$783
Anglo American Platinum, Ltd.	4,725	414
Akzo Nobel NV	5,299	348
		106,750

Communication services 5.39%
Alphabet, Inc., Class C1	12,258	26,814
Alphabet, Inc., Class A1	5,301	11,552
Comcast Corp., Class A	340,637	13,367
Netflix, Inc.[1]	38,683	6,764
NetEase, Inc.	354,500	6,510
Meta Platforms, Inc., Class A1	39,178	6,317
SoftBank Corp.	553,985	6,151
Universal Music Group NV	141,985	2,847
Bharti Airtel, Ltd.[1]	196,064	1,700
Bharti Airtel, Ltd., interim shares[1]	13,994	54
Tencent Holdings, Ltd.	36,900	1,667
Nippon Telegraph and Telephone Corp.	56,400	1,620
Deutsche Telekom AG	76,322	1,515
Take-Two Interactive Software, Inc.[1]	12,130	1,486
Omnicom Group, Inc.	22,926	1,458
Publicis Groupe SA	27,032	1,322
Singapore Telecommunications, Ltd.	468,700	854
ITV PLC	1,034,699	822
SoftBank Group Corp.	9,100	351
Yandex NV, Class A1,3,4	151,598	—	6
		93,171

Utilities 2.92%
National Grid PLC	541,460	6,934
DTE Energy Company	52,656	6,674
China Resources Gas Group, Ltd.	1,196,632	5,574
Iberdrola, SA, non-registered shares	505,184	5,239
E.ON SE	427,621	3,589
Edison International	53,709	3,396
PG&E Corp.[1]	330,808	3,301
Engie SA	238,699	2,743
Engie SA, bonus shares[3]	41,586	478
NextEra Energy, Inc.	38,313	2,968
Enel SpA	481,112	2,632
Power Grid Corporation of India, Ltd.	681,829	1,829
Endesa, SA	71,889	1,356
AES Corp.	47,865	1,006
Exelon Corp.	21,703	984
Constellation Energy Corp.	16,138	924
Public Service Enterprise Group, Inc.	14,569	922
		50,549

Real estate 1.93%
Longfor Group Holdings, Ltd.	1,549,500	7,316
Crown Castle International Corp. REIT	40,669	6,848
VICI Properties, Inc. REIT	154,395	4,600
American Tower Corp. REIT	12,850	3,284
Country Garden Services Holdings Co., Ltd.	456,968	2,035
Americold Realty Trust, Inc.	65,356	1,963
W. P. Carey, Inc. REIT	22,705	1,881
China Resources Mixc Lifestyle Services, Ltd.	344,000	1,706
Equinix, Inc. REIT	2,143	1,408

American Funds Insurance Series	77

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares		Value (000)
Real estate (continued)
Boston Properties, Inc. REIT		10,901	$970
Sun Hung Kai Properties, Ltd.		63,000	744
Iron Mountain, Inc. REIT		11,618	566
			33,321

Total common stocks (cost: $1,481,441,000)			1,630,219

Preferred securities 0.46%
Consumer discretionary 0.39%
Volkswagen AG, nonvoting preferred shares		50,187	6,701

Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]		70,967	839

Financials 0.02%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]		58,870	205
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]		61,516	204
			409

Total preferred securities (cost: $13,625,000)			7,949

Convertible stocks 0.14%
Information technology 0.14%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		1,566	2,354

Total convertible stocks (cost: $2,438,000)			2,354

Convertible bonds & notes 0.06%	Principal amount (000)
Communication services 0.06%
Sea, Ltd., convertible notes, 2.375% 2025	USD	952	1,058

Total convertible bonds & notes (cost: $2,437,000)			1,058

Bonds, notes & other debt instruments 0.33%
Corporate bonds, notes & loans 0.27%
Health care 0.14%
Teva Pharmaceutical Finance Co. BV 6.00% 2024		1,600	1,580
Teva Pharmaceutical Finance Co. BV 3.15% 2026		1,100	905
			2,485

Consumer discretionary 0.06%
General Motors Company 5.40% 2023		300	305
Royal Caribbean Cruises, Ltd. 11.50% 2025[5]		477	491
Royal Caribbean Cruises, Ltd. 5.50% 2028[5]		275	192
			988

Energy 0.04%
TransCanada PipeLines, Ltd. 5.10% 2049		800	792

Financials 0.03%
Lloyds Banking Group PLC 3.369% 2046[7]		709	504

Total corporate bonds, notes & loans			4,769

78	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.06%
United Mexican States, Series M, 8.00% 2023	MXN	20,000	$976

Total bonds, notes & other debt instruments (cost: $6,398,000)			5,745

Short-term securities 5.37%	Shares
Money market investments 4.57%
Capital Group Central Cash Fund 1.38%[8,9]		790,171	79,001

Money market investments purchased with collateral from securities on loan 0.80%
Capital Group Central Cash Fund 1.38%[8,9,10]		39,384	3,937
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,10]		2,079,009	2,079
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,10]		1,968,799	1,969
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,10]		1,968,799	1,969
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,10]		1,968,800	1,969
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,10]		1,968,800	1,968
			13,891

Total short-term securities (cost: $92,900,000)			92,892
Total investment securities 100.61% (cost: $1,599,239,000)			1,740,217
Other assets less liabilities (0.61)%			(10,617)

Net assets 100.00%			$1,729,600

Investments in affiliates9

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 4.80%
Money market investments 4.57%
Capital Group Central Cash Fund 1.38%[8]	$12,989	$285,710		$219,678	$(13)	$(7)	$79,001	$172
Money market investments purchased with collateral from securities on loan 0.23%
Capital Group Central Cash Fund 1.38%[8,10]	293	3,644	[11]				3,937	—	[12]
Total short-term securities							82,938
Total 4.80%					$(13)	$(7)	$82,938	$172

American Funds Insurance Series	79

Capital World Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $16,355,000, which represented .95% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,816,000, which represented .16% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $683,000, which represented .04% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

80	American Funds Insurance Series

Growth-Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 90.60%	Shares	Value (000)
Information technology 19.81%
Microsoft Corp.	7,427,783	$1,907,678
Broadcom, Inc.	1,996,843	970,086
Mastercard, Inc., Class A	1,425,952	449,859
Apple, Inc.	2,742,000	374,886
Visa, Inc., Class A	1,346,541	265,120
Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	219,194
ASML Holding NV	290,068	138,568
ASML Holding NV (New York registered) (ADR)	137,293	65,335
Automatic Data Processing, Inc.	845,000	177,484
Accenture PLC, Class A	625,335	173,624
ServiceNow, Inc.[1]	280,858	133,554
Concentrix Corp.	904,367	122,668
Applied Materials, Inc.	1,300,400	118,310
Fidelity National Information Services, Inc.	1,268,981	116,327
Global Payments, Inc.	973,628	107,722
GoDaddy, Inc., Class A1	1,402,444	97,554
KLA Corp.	301,000	96,043
FleetCor Technologies, Inc.[1]	420,507	88,353
Euronet Worldwide, Inc.[1]	763,602	76,811
Intel Corp.	1,931,884	72,272
QUALCOMM, Inc.	564,911	72,162
Micron Technology, Inc.	1,140,549	63,050
Analog Devices, Inc.	398,402	58,203
TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	57,736
Adobe, Inc.[1]	143,116	52,389
Cognizant Technology Solutions Corp., Class A	760,350	51,316
MKS Instruments, Inc.	481,000	49,365
Fiserv, Inc.[1]	536,700	47,750
Texas Instruments, Inc.	308,278	47,367
Datadog, Inc., Class A1	365,800	34,839
Snowflake, Inc., Class A1	225,042	31,294
Atlassian Corp. PLC, Class A1	141,050	26,433
Trimble, Inc.[1]	443,800	25,842
Dye & Durham, Ltd.[2]	1,322,100	22,340
Lam Research Corp.	50,039	21,324
Block, Inc., Class A1	301,422	18,525
Ceridian HCM Holding, Inc.[1]	350,352	16,495
Paychex, Inc.	127,131	14,476
VeriSign, Inc.[1]	61,000	10,207
		6,492,561

Health care 12.99%
UnitedHealth Group, Inc.	2,233,644	1,147,267
Abbott Laboratories	6,014,324	653,456
AbbVie, Inc.	3,041,423	465,824
Novo Nordisk A/S, Class B	2,341,449	259,694
Humana, Inc.	535,731	250,760
Elevance Health, Inc.	465,299	224,544
AstraZeneca PLC	1,209,323	158,988
AstraZeneca PLC (ADR)	721,200	47,649
Thermo Fisher Scientific, Inc.	301,203	163,638
Bristol-Myers Squibb Company	1,859,278	143,164
PerkinElmer, Inc.	769,600	109,452
Pfizer, Inc.	2,030,169	106,442
GSK PLC	4,812,300	103,429
Seagen, Inc.[1]	432,135	76,462
Medtronic PLC	764,000	68,569
Eli Lilly and Company	180,974	58,677
Royalty Pharma PLC, Class A	1,170,161	49,194
Edwards Lifesciences Corp.[1]	317,059	30,149
Stryker Corp.	148,897	29,620
Roche Holding AG, nonvoting non-registered shares	85,502	28,531

American Funds Insurance Series	81

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Horizon Therapeutics PLC[1]	318,690	$25,419
Zimmer Biomet Holdings, Inc.	171,174	17,984
NovoCure, Ltd.[1]	193,600	13,455
Zoetis, Inc., Class A	68,400	11,757
Vir Biotechnology, Inc.[1]	258,400	6,581
Guardant Health, Inc.[1]	146,925	5,927
		4,256,632

Industrials 12.17%
Raytheon Technologies Corp.	7,634,279	733,731
General Electric Co.	5,898,742	375,573
Northrop Grumman Corp.	633,267	303,063
TFI International, Inc.	2,669,105	214,276
Carrier Global Corp.	5,749,143	205,014
Woodward, Inc.	2,204,500	203,894
General Dynamics Corp.	848,975	187,836
Waste Connections, Inc.	1,425,463	176,700
TransDigm Group, Inc.[1]	302,520	162,353
Airbus SE, non-registered shares	1,617,590	156,717
L3Harris Technologies, Inc.	607,462	146,824
BWX Technologies, Inc.	2,159,505	118,967
Norfolk Southern Corp.	482,759	109,726
Old Dominion Freight Line, Inc.	397,800	101,948
Waste Management, Inc.	625,300	95,658
ITT, Inc.	1,244,379	83,672
Equifax, Inc.	424,308	77,555
Lockheed Martin Corp.	180,000	77,393
Honeywell International, Inc.	409,067	71,100
Air Lease Corp., Class A	2,097,300	70,113
United Airlines Holdings, Inc.[1]	1,810,598	64,131
United Rentals, Inc.[1]	256,000	62,185
Fortive Corp.	1,085,000	59,002
Safran SA	539,713	53,285
CSX Corp.	1,350,000	39,231
Cummins, Inc.	100,000	19,353
Otis Worldwide Corp.	268,100	18,947
		3,988,247

Communication services 9.54%
Alphabet, Inc., Class C1	313,067	684,818
Alphabet, Inc., Class A1	281,863	614,253
Meta Platforms, Inc., Class A1	3,574,586	576,402
Comcast Corp., Class A	13,245,788	519,765
Netflix, Inc.[1]	1,632,923	285,549
Charter Communications, Inc., Class A1	429,912	201,427
Electronic Arts, Inc.	1,168,000	142,087
Tencent Holdings, Ltd.	1,782,100	80,488
Take-Two Interactive Software, Inc.[1]	178,984	21,931
		3,126,720

Financials 9.29%
JPMorgan Chase & Co.	3,311,830	372,945
Chubb, Ltd.	1,451,726	285,380
Marsh & McLennan Companies, Inc.	1,709,201	265,353
PNC Financial Services Group, Inc.	1,341,714	211,682
Arthur J. Gallagher & Co.	1,189,650	193,961
BlackRock, Inc.	258,532	157,456
Aon PLC, Class A	527,512	142,259
Nasdaq, Inc.	912,520	139,196
Morgan Stanley	1,592,297	121,110
American International Group, Inc.	2,047,230	104,675
Signature Bank	529,521	94,896

82	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Moody’s Corp.	327,321	$89,022
KeyCorp	4,886,953	84,202
B3 SA-Brasil, Bolsa, Balcao	39,829,500	83,412
Berkshire Hathaway, Inc., Class B1	285,000	77,811
S&P Global, Inc.	228,138	76,896
Charles Schwab Corp.	1,145,212	72,355
Webster Financial Corp.	1,701,139	71,703
State Street Corp.	1,077,260	66,413
Power Corporation of Canada, subordinate voting shares[2]	2,293,100	59,002
Bank of America Corp.	1,891,332	58,877
Blue Owl Capital, Inc., Class A2	4,369,165	43,823
MSCI, Inc.	98,300	40,514
Discover Financial Services	363,743	34,403
TPG, Inc., Class A2	1,347,552	32,220
SVB Financial Group[1]	67,100	26,504
Citizens Financial Group, Inc.	728,750	26,009
Principal Financial Group, Inc.	140,880	9,409
CME Group, Inc., Class A	5,500	1,126
		3,042,614

Consumer discretionary 7.95%
Amazon.com, Inc.[1]	7,241,191	769,087
General Motors Company[1]	8,736,000	277,455
Dollar Tree Stores, Inc.[1]	1,279,006	199,333
Home Depot, Inc.	658,461	180,596
Hilton Worldwide Holdings, Inc.	1,337,320	149,031
Wyndham Hotels & Resorts, Inc.	1,842,940	121,118
Royal Caribbean Cruises, Ltd.[1]	2,814,603	98,258
Dollar General Corp.	335,615	82,373
InterContinental Hotels Group PLC	1,396,700	73,959
Lear Corp.	569,068	71,640
Chipotle Mexican Grill, Inc.[1]	53,110	69,429
Kering SA	101,695	52,231
Rivian Automotive, Inc., Class A1,2	1,838,450	47,322
McDonald’s Corp.	186,000	45,920
Ford Motor Co.	3,848,000	42,828
Starbucks Corp.	524,000	40,028
Aptiv PLC[1]	427,399	38,068
CarMax, Inc.[1]	379,600	34,346
Darden Restaurants, Inc.	296,000	33,484
Airbnb, Inc., Class A1	350,000	31,178
D.R. Horton, Inc.	457,091	30,255
Burlington Stores, Inc.[1]	201,000	27,382
VF Corp.	555,000	24,514
Norwegian Cruise Line Holdings, Ltd.[1,2]	2,047,967	22,773
YUM! Brands, Inc.	196,630	22,320
NVR, Inc.[1]	5,298	21,214
		2,606,142

Consumer staples 5.36%
Philip Morris International, Inc.	6,790,089	670,453
British American Tobacco PLC	9,433,859	404,174
Keurig Dr Pepper, Inc.	5,314,367	188,075
General Mills, Inc.	1,378,800	104,030
Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	88,323
Mondelez International, Inc.	1,332,847	82,757
Anheuser-Busch InBev SA/NV	1,339,531	72,097
Archer Daniels Midland Company	540,100	41,912
Bunge, Ltd.	388,852	35,265

American Funds Insurance Series	83

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Procter & Gamble Company	180,677	$25,980
Kraft Heinz Company	567,200	21,633
Constellation Brands, Inc., Class A	91,971	21,435
		1,756,134

Energy 5.16%
Canadian Natural Resources, Ltd. (CAD denominated)	7,047,400	378,705
ConocoPhillips	3,413,983	306,610
Chevron Corp.	2,053,300	297,277
EOG Resources, Inc.	2,040,378	225,339
Baker Hughes Co., Class A	6,585,624	190,127
TC Energy Corp. (CAD denominated)[2]	1,821,019	94,333
Equitrans Midstream Corp.	10,215,807	64,973
Exxon Mobil Corp.	660,220	56,541
Suncor Energy, Inc.	1,451,133	50,911
Halliburton Company	738,400	23,156
Weatherford International[1]	100,000	2,117
		1,690,089

Utilities 3.17%
PG&E Corp.[1]	24,316,996	242,684
Edison International	1,947,800	123,179
Entergy Corp.	963,500	108,529
CenterPoint Energy, Inc.	2,840,104	84,010
Constellation Energy Corp.	1,414,838	81,014
Sempra Energy	510,000	76,638
Enel SpA	12,931,498	70,739
AES Corp.	2,803,707	58,906
DTE Energy Company	401,000	50,827
CMS Energy Corp.	729,800	49,261
NextEra Energy, Inc.	460,000	35,632
Exelon Corp.	643,766	29,175
Evergy, Inc.	418,980	27,338
		1,037,932

Materials 2.95%
Linde PLC	1,000,332	287,626
Vale SA, ordinary nominative shares (ADR)	8,009,475	117,179
Vale SA, ordinary nominative shares	3,404,848	49,809
LyondellBasell Industries NV	1,735,980	151,829
Celanese Corp.	779,474	91,674
Freeport-McMoRan, Inc.	2,382,960	69,725
Corteva, Inc.	908,750	49,200
Sherwin-Williams Company	196,181	43,927
Barrick Gold Corp.	2,373,000	41,978
Allegheny Technologies, Inc.[1]	1,769,447	40,184
Albemarle Corp.	112,161	23,439
		966,570

Real estate 2.21%
VICI Properties, Inc. REIT	12,137,342	361,571
Equinix, Inc. REIT	298,158	195,896
Crown Castle International Corp. REIT	864,782	145,612
Digital Realty Trust, Inc. REIT	160,000	20,773
		723,852

Total common stocks (cost: $20,458,974,000)		29,687,493

84	American Funds Insurance Series

Growth-Income Fund (continued)

Convertible stocks 1.19%	Shares		Value (000)
Health care 0.50%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]		123,957	$164,021

Information technology 0.47%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		102,783	154,498

Consumer discretionary 0.12%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023		379,775	40,024

Financials 0.09%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023		527,700	30,855

Industrials 0.01%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022		35,448	2,389

Total convertible stocks (cost: $372,605,000)			391,787

Bonds, notes & other debt instruments 0.02%	Principal amount (000)
Corporate bonds, notes & loans 0.02%
Industrials 0.02%
Boeing Company 4.875% 2025	USD	4,706	4,695

Consumer discretionary 0.00%
General Motors Financial Co. 4.30% 2025		160	158
General Motors Financial Co. 5.25% 2026		827	829
			987

Energy 0.00%
Weatherford International, Ltd. 11.00% 2024[3]		637	643

Total corporate bonds, notes & loans			6,325
Total bonds, notes & other debt instruments (cost: $6,224,000)			6,325

Short-term securities 8.68%	Shares
Money market investments 6.89%
Capital Group Central Cash Fund 1.38%[4,5]		22,578,323	2,257,381

	Weighted average yield	Principal amount
	at acquisition	(000)
U.S. Treasury bills 1.30%
U.S. Treasury 7/14/2022	0.752%	USD	425,900	425,733

	Shares
Money market investments purchased with collateral from securities on loan 0.49%
Capital Group Central Cash Fund 1.38%[4,5,6]	455,088	45,499
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[4,6]	24,023,345	24,023
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[4,6]	22,749,855	22,750

American Funds Insurance Series	85

Growth-Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[4,6]	22,749,855	$22,750
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[4,6]	22,749,855	22,750
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[4,6]	22,749,855	22,750
		160,522

Total short-term securities (cost: $2,843,952,000)		2,843,636
Total investment securities 100.49% (cost: $23,681,755,000)		32,929,241
Other assets less liabilities (0.49)%		(160,481)

Net assets 100.00%		$32,768,760

Investments in affiliates5

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 7.03%
Money market investments 6.89%
Capital Group Central Cash Fund 1.38%[4]	$1,220,761	$3,693,243		$2,656,129	$(29)	$(465)	$2,257,381	$4,194
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 1.38%[4,6]	39,148	6,351	[7]				45,499	—	[8]
Total short-term securities							2,302,880
Total 7.03%					$(29)	$(465)	$2,302,880	$4,194

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $171,950,000, which represented .52% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $643,000, which represented less than .01% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2022.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

86	American Funds Insurance Series

International Growth and Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 91.29%	Shares	Value (000)
Financials 15.12%
Ping An Insurance (Group) Company of China, Ltd., Class H	594,500	$4,042
AXA SA	157,942	3,585
AIA Group, Ltd.	314,200	3,406
Toronto-Dominion Bank (CAD denominated)	40,774	2,674
Euronext NV	20,289	1,656
Hong Kong Exchanges and Clearing, Ltd.	33,100	1,628
HDFC Bank, Ltd.	94,308	1,610
Société Générale	66,916	1,465
Zurich Insurance Group AG	3,302	1,436
DNB Bank ASA	74,593	1,337
UniCredit SpA	129,378	1,229
B3 SA-Brasil, Bolsa, Balcao	575,984	1,206
KBC Groep NV	21,390	1,200
Aon PLC, Class A	4,304	1,161
London Stock Exchange Group PLC	12,499	1,161
Resona Holdings, Inc.	301,900	1,131
HDFC Life Insurance Company, Ltd.	155,362	1,082
UBS Group AG	55,531	895
Banco Santander, SA	301,578	849
Skandinaviska Enskilda Banken AB, Class A	85,977	844
Banco Bilbao Vizcaya Argentaria, SA	176,628	802
Industrial and Commercial Bank of China, Ltd., Class H	1,231,040	731
Prudential PLC	56,970	705
Fairfax Financial Holdings, Ltd., subordinate voting shares	1,188	630
Hang Seng Bank, Ltd.	35,700	630
China Merchants Bank Co., Ltd., Class H	92,000	616
Brookfield Asset Management, Inc., Class A (CAD denominated)	13,334	593
Tokio Marine Holdings, Inc.	10,100	588
DBS Group Holdings, Ltd.	27,095	579
Islandsbanki hf.	625,967	567
XP, Inc., Class A1	29,924	537
Postal Savings Bank of China Co., Ltd., Class H	659,000	523
Discovery, Ltd.[1]	61,031	481
Banca Generali SpA	16,214	458
Bank of Nova Scotia (CAD denominated)	7,643	452
Kotak Mahindra Bank, Ltd.	17,873	376
Partners Group Holding AG	403	363
ICICI Securities, Ltd.	45,682	248
EQT AB	11,659	239
Allfunds Group PLC	26,191	202
ING Groep NV	17,116	169
ICICI Bank, Ltd. (ADR)	9,236	164
Moscow Exchange MICEX-RTS PJSC[1,2,3]	346,177	—	[4]
Sberbank of Russia PJSC[1,2,3,5]	476,388	—	[4]
		44,250

Consumer staples 12.46%
British American Tobacco PLC	225,738	9,672
Philip Morris International, Inc.	55,231	5,454
Nestlé SA	32,890	3,840
Kweichow Moutai Co., Ltd., Class A	10,600	3,238
Anheuser-Busch InBev SA/NV	40,341	2,171
Carlsberg A/S, Class B	11,219	1,429
Imperial Brands PLC	58,436	1,306
Wuliangye Yibin Co., Ltd., Class A	42,700	1,288
Pernod Ricard SA	6,233	1,145
Foshan Haitian Flavouring and Food Co., Ltd., Class A	71,354	963
Asahi Group Holdings, Ltd.[6]	27,500	901
Carrefour SA, non-registered shares	47,118	834
Japan Tobacco, Inc.	46,800	809
Associated British Foods PLC	40,194	772
Ocado Group PLC[1]	63,803	607

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Arca Continental, SAB de CV	79,817	$526
Varun Beverages, Ltd.	42,575	426
L’Oréal SA, non-registered shares	1,159	400
Reckitt Benckiser Group PLC	4,662	350
Danone SA	4,142	231
Avenue Supermarts, Ltd.[1]	2,324	100
X5 Retail Group NV (GDR)[2,3]	4,521	—	[4]
		36,462

Information technology 11.52%
Taiwan Semiconductor Manufacturing Company, Ltd.	546,000	8,741
ASML Holding NV	10,243	4,893
Tokyo Electron, Ltd.	9,000	2,939
Edenred SA	50,961	2,402
MediaTek, Inc.	84,000	1,839
Samsung Electronics Co., Ltd.	41,275	1,812
Broadcom, Inc.	3,663	1,780
Kingdee International Software Group Co., Ltd.[1]	446,000	1,046
SAP SE	11,226	1,023
Keyence Corp.	2,700	923
Nokia Corp.	184,636	859
SK hynix, Inc.	12,042	844
TDK Corp.	25,300	781
Logitech International SA6	14,122	738
EPAM Systems, Inc.[1]	1,859	548
Vanguard International Semiconductor Corp.	182,000	470
Halma PLC	13,130	321
Capgemini SE	1,725	295
Amadeus IT Group SA, Class A, non-registered shares[1]	4,613	257
Infosys, Ltd. (ADR)	13,636	252
AVEVA Group PLC	7,320	201
Nice, Ltd. (ADR)[1]	946	182
Nomura Research Institute, Ltd.	5,300	141
Fujitsu, Ltd.	1,000	125
eMemory Technology, Inc.[2]	3,000	103
Lightspeed Commerce, Inc., subordinate voting shares[1,6]	2,130	47
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	1,792	40
STMicroelectronics NV	2,295	72
DLocal, Ltd., Class A1	2,309	61
		33,735

Consumer discretionary 11.23%
Evolution AB	42,576	3,871
LVMH Moët Hennessy-Louis Vuitton SE	5,788	3,528
Renault SA1	74,924	1,868
InterContinental Hotels Group PLC	25,460	1,348
MGM China Holdings, Ltd.[1]	2,300,000	1,304
Restaurant Brands International, Inc. (CAD denominated)	25,900	1,299
Coupang, Inc., Class A1	99,034	1,263
Prosus NV, Class N	19,000	1,244
Stellantis NV	98,287	1,214
Midea Group Co., Ltd., Class A	133,400	1,203
Li Ning Co., Ltd.	122,000	1,130
Galaxy Entertainment Group, Ltd.	182,000	1,086
OPAP SA	67,568	967
B&M European Value Retail SA	202,634	905
Wynn Macau, Ltd.[1]	1,318,400	896
Mercedes-Benz Group AG	15,347	888
Sodexo SA	11,499	808
Valeo SA, non-registered shares	40,094	774
Nitori Holdings Co., Ltd.	7,400	703
Industria de Diseño Textil, SA	29,457	667

88	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
EssilorLuxottica	4,450	$666
Paltac Corp.	21,500	666
Sands China, Ltd.[1]	275,200	657
Entain PLC[1]	33,218	503
Pop Mart International Group, Ltd.	91,400	441
Pan Pacific International Holdings Corp.	24,400	389
Americanas SA, ordinary nominative shares	150,325	386
D’Ieteren Group	2,482	363
Kindred Group PLC (SDR)	39,687	330
JD.com, Inc., Class A	9,324	300
adidas AG	1,537	272
Games Workshop Group PLC	2,691	219
Domino’s Pizza Enterprises, Ltd.	4,471	210
IDP Education, Ltd.	12,216	201
Kering SA	287	147
Balkrishna Industries, Ltd.	3,940	107
MercadoLibre, Inc.[1]	88	56
		32,879

Industrials 10.83%
Airbus SE, non-registered shares	50,956	4,937
BAE Systems PLC	445,308	4,500
Rheinmetall AG	7,282	1,681
CCR SA, ordinary nominative shares	663,205	1,588
ABB, Ltd.	53,832	1,436
SMC Corp.	3,100	1,382
LIXIL Corp.	67,600	1,265
RELX PLC	46,044	1,248
Alliance Global Group, Inc.	7,774,400	1,244
Cathay Pacific Airways, Ltd.[1]	1,112,000	1,217
Husqvarna AB, Class B	137,565	1,012
Daikin Industries, Ltd.	5,800	930
Ryanair Holdings PLC (ADR)[1]	13,438	904
Brenntag SE	12,910	840
Safran SA	7,582	749
Waste Connections, Inc. (CAD denominated)	5,214	646
InPost SA1	98,336	570
Siemens AG	5,122	521
Bunzl PLC	15,343	508
Experian PLC	17,224	504
TFI International, Inc. (CAD denominated)	5,970	479
Coor Service Management Holding AB	57,449	451
Epiroc AB, Class A	19,808	306
Epiroc AB, Class B	10,197	138
Caterpillar, Inc.	2,260	404
BELIMO Holding AG	1,068	376
Deutsche Post AG	9,567	358
Interpump Group SpA	8,630	329
DSV A/S	2,122	296
SITC International Holdings Co., Ltd.	79,659	225
Adecco Group AG	6,455	219
Wizz Air Holdings PLC[1]	9,958	213
Hitachi, Ltd.	2,400	114
Contemporary Amperex Technology Co., Ltd., Class A	1,300	104
		31,694

Health care 9.90%
AstraZeneca PLC	73,599	9,676
Novo Nordisk A/S, Class B	39,486	4,379
Sanofi	37,985	3,835
GSK PLC	125,753	2,703
Bayer AG	27,477	1,633

American Funds Insurance Series	89

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Siemens Healthineers AG	29,414	$1,495
Grifols, SA, Class B (ADR)[1]	89,399	1,062
Shionogi & Co., Ltd.	14,600	738
EUROAPI[1]	38,541	608
Koninklijke Philips NV (EUR denominated)[6]	20,932	451
Sonova Holding AG	1,294	412
Roche Holding AG, nonvoting non-registered shares	1,183	395
Novartis AG	4,335	367
CanSino Biologics, Inc., Class H	30,400	311
Genus PLC	7,584	231
Hutchmed China, Ltd. (ADR)[1]	17,569	222
BeiGene, Ltd. (ADR)[1]	1,332	216
Hypera SA, ordinary nominative shares	27,468	200
Innovent Biologics, Inc.[1]	13,000	58
		28,992

Energy 5.77%
BP PLC	586,455	2,772
TC Energy Corp. (CAD denominated)	41,511	2,150
TotalEnergies SE	39,592	2,090
Equinor ASA	57,171	1,988
Aker BP ASA (SDR)[2]	45,833	1,592
Aker BP ASA	8,613	299
Canadian Natural Resources, Ltd. (CAD denominated)	27,978	1,503
Cameco Corp.	52,229	1,098
Schlumberger, Ltd.	29,844	1,067
Tourmaline Oil Corp.	14,597	759
Reliance Industries, Ltd.[1]	19,013	625
TechnipFMC PLC[1]	75,572	509
INPEX Corp.	23,700	257
Var Energi ASA	42,709	168
Orron Energy AB	31,059	21
Gazprom PJSC (ADR)[2,3]	335,575	—	[4]
LUKOIL Oil Co. PJSC (ADR)[2,3]	9,706	—	[4]
Sovcomflot PAO[2,3]	356,717	—	[4]
		16,898

Communication services 4.92%
Koninklijke KPN NV	793,506	2,828
Tencent Holdings, Ltd.	46,000	2,078
Vodafone Group PLC	1,149,321	1,772
BT Group PLC	690,442	1,566
Nippon Telegraph and Telephone Corp.	38,800	1,114
Publicis Groupe SA	19,700	963
América Móvil, SAB de CV, Series L (ADR)	45,273	925
SoftBank Corp.	59,500	661
Indus Towers, Ltd.	245,887	651
Deutsche Telekom AG	28,506	566
Viaplay Group AB, Class B1	20,507	421
Telefónica, SA, non-registered shares[1]	53,453	272
NetEase, Inc.	10,800	198
Universal Music Group NV	9,437	189
Sea, Ltd., Class A (ADR)[1]	2,777	186
Yandex NV, Class A1,2,3	5,000	—	[4]
		14,390

Materials 4.67%
Vale SA, ordinary nominative shares	216,760	3,171
Vale SA, ordinary nominative shares (ADR)	107,874	1,578
Linde PLC	7,517	2,161
Koninklijke DSM NV	8,300	1,193
Barrick Gold Corp. (CAD denominated)[6]	29,977	530

90	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Barrick Gold Corp.	27,000	$478
Asahi Kasei Corp.	98,300	751
Glencore PLC	131,072	710
Rio Tinto PLC	10,440	625
Sociedad Química y Minera de Chile SA, Class B (ADR)	6,427	537
Fortescue Metals Group, Ltd.	42,224	511
Fresnillo PLC	33,572	313
Sika AG	1,208	278
Air Liquide SA, non-registered shares	1,669	224
Shandong Sinocera Functional Material Co., Ltd., Class A	41,300	222
Shin-Etsu Chemical Co., Ltd.	1,900	214
Givaudan SA	52	183
Alrosa PJSC[2,3]	53,607	—	[4]
		13,679

Utilities 2.59%
Engie SA	190,289	2,187
Brookfield Infrastructure Partners LP	55,511	2,121
Enel SpA	254,531	1,392
ENN Energy Holdings, Ltd.	73,800	1,212
Iberdrola, SA, non-registered shares	36,760	381
Guangdong Investment, Ltd.	276,000	292
		7,585

Real estate 2.28%
CK Asset Holdings, Ltd.	324,500	2,295
Longfor Group Holdings, Ltd.	443,000	2,092
Link REIT	104,400	851
Embassy Office Parks REIT	133,382	632
Unibail-Rodamco-Westfield REIT, non-registered shares[1]	10,527	537
Country Garden Services Holdings Co., Ltd.	60,000	267
		6,674

Total common stocks (cost: $290,577,000)		267,238

Preferred securities 0.65%
Information technology 0.33%
Samsung Electronics Co., Ltd., nonvoting preferred shares	23,993	961

Materials 0.16%
Gerdau SA, preferred nominative shares	113,297	484

Consumer discretionary 0.16%
Volkswagen AG, nonvoting preferred shares	3,471	463

Total preferred securities (cost: $2,726,000)		1,908

Short-term securities 7.83%
Money market investments 7.40%
Capital Group Central Cash Fund 1.38%[7,8]	216,555	21,651

American Funds Insurance Series	91

International Growth and Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.43%
Capital Group Central Cash Fund 1.38%[7,8,9]	3,605	$361
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,9]	190,311	191
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,9]	180,222	180
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,9]	180,223	180
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,9]	180,223	180
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,9]	180,223	180
		1,272

Total short-term securities (cost: $22,924,000)		22,923
Total investment securities 99.77% (cost: $316,227,000)		292,069
Other assets less liabilities 0.23%		671

Net assets 100.00%		$292,740

Forward currency contracts

				Unrealized
Contract amount				appreciation
Currency purchased	Currency sold		Settlement	at 6/30/2022
(000)	(000)	Counterparty	date	(000)
USD 446	GBP 365	JPMorgan Chase	9/16/2022	$1

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 7.52%
Money market investments 7.40%
Capital Group Central Cash Fund 1.38%[7]	$21,699	$53,334		$53,374	$(2)	$(6)	$21,651	$52
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 1.38%[7,9]	—	361	[10]				361	—	[11]
Total short-term securities							22,012
Total 7.52%					$(2)	$(6)	$22,012	$52

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,695,000, which represented .58% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.
[6]	All or a portion of this security was on loan. The total value of all such securities was $2,221,000, which represented .76% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

92	American Funds Insurance Series

International Growth and Income Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	93

Capital Income Builder
Investment portfolio June 30, 2022	unaudited

Common stocks 72.76%	Shares	Value (000)
Financials 12.34%
Zurich Insurance Group AG	39,843	$17,329
Toronto-Dominion Bank (CAD denominated)	159,743	10,475
PNC Financial Services Group, Inc.	59,040	9,315
CME Group, Inc., Class A	44,748	9,160
Morgan Stanley	85,379	6,494
Münchener Rückversicherungs-Gesellschaft AG	23,528	5,528
DNB Bank ASA	294,024	5,270
JPMorgan Chase & Co.	46,574	5,245
Power Corporation of Canada, subordinate voting shares	179,126	4,609
Principal Financial Group, Inc.	58,334	3,896
DBS Group Holdings, Ltd.	158,153	3,379
Ping An Insurance (Group) Company of China, Ltd., Class H	441,500	3,002
Ping An Insurance (Group) Company of China, Ltd., Class A	28,657	200
Tryg A/S	135,983	3,053
KeyCorp	169,905	2,927
American International Group, Inc.	53,986	2,760
Webster Financial Corp.	64,148	2,704
AIA Group, Ltd.	241,600	2,619
Great-West Lifeco, Inc.	93,285	2,278
B3 SA-Brasil, Bolsa, Balcao	1,032,986	2,163
KBC Groep NV	37,463	2,102
BlackRock, Inc.	3,246	1,977
Travelers Companies, Inc.	10,982	1,857
East West Bancorp, Inc.	28,480	1,846
ING Groep NV	161,558	1,597
Kaspi.kz JSC[1]	28,497	1,297
Kaspi.kz JSC (GDR)	4,869	221
National Bank of Canada[2]	22,809	1,497
Citizens Financial Group, Inc.	40,543	1,447
OneMain Holdings, Inc.	37,485	1,401
State Street Corp.	18,128	1,118
Truist Financial Corp.	23,131	1,097
Swedbank AB, Class A	84,919	1,073
China Pacific Insurance (Group) Co., Ltd., Class H	424,950	1,039
Franklin Resources, Inc.	40,856	952
PICC Property and Casualty Co., Ltd., Class H	904,000	940
Euronext NV	10,888	889
Hang Seng Bank, Ltd.	50,100	884
BNP Paribas SA	17,927	852
Hong Kong Exchanges and Clearing, Ltd.	17,200	846
Marsh & McLennan Companies, Inc.	5,132	797
EFG International AG	107,137	788
Citigroup, Inc.	16,200	745
Bank Central Asia Tbk PT	1,423,700	693
TPG, Inc., Class A2	26,945	644
China Merchants Bank Co., Ltd., Class H	88,000	589
Vontobel Holding AG	8,314	584
Banco Santander, SA	201,758	568
Patria Investments, Ltd., Class A	36,005	476
Macquarie Group, Ltd.	3,698	420
Wells Fargo & Company	10,594	415
Cullen/Frost Bankers, Inc.	3,136	365
SouthState Corp.	3,028	234
Blackstone, Inc., nonvoting shares	2,530	231
CaixaBank, SA	59,094	205
UniCredit SpA	17,367	165
IIFL Wealth Management, Ltd.	8,122	152
Moscow Exchange MICEX-RTS PJSC[3,4,5]	875,002	—	[6]
Sberbank of Russia PJSC[1,3,4,5]	204,176	—	[6]
		135,409

94	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 10.32%
Philip Morris International, Inc.	270,227	$26,682
British American Tobacco PLC	455,151	19,500
Nestlé SA	81,615	9,527
General Mills, Inc.	111,828	8,437
PepsiCo, Inc.	47,687	7,948
Kimberly-Clark Corp.	48,490	6,553
Altria Group, Inc.	151,739	6,338
Imperial Brands PLC	184,470	4,123
ITC, Ltd.	1,161,693	4,023
Unilever PLC (GBP denominated)	72,454	3,282
Danone SA	47,160	2,632
Carlsberg A/S, Class B	19,656	2,504
Keurig Dr Pepper, Inc.	54,657	1,934
Anheuser-Busch InBev SA/NV	26,838	1,444
Coca-Cola Company	21,263	1,338
Kraft Heinz Company	31,511	1,202
Mondelez International, Inc.	14,188	881
Procter & Gamble Company	5,012	721
Vector Group, Ltd.	68,110	715
Seven & i Holdings Co., Ltd.	18,300	710
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	95,200	554
Wuliangye Yibin Co., Ltd., Class A	17,100	516
Reckitt Benckiser Group PLC	6,554	492
Viscofan, SA, non-registered shares	8,226	453
Scandinavian Tobacco Group A/S	21,667	424
Hilton Food Group PLC	29,160	363
Coca-Cola HBC AG (CDI)	800	18
		113,314

Health care 8.71%
AbbVie, Inc.	142,914	21,889
Amgen, Inc.	51,643	12,565
GSK PLC	458,716	9,859
Gilead Sciences, Inc.	155,252	9,596
AstraZeneca PLC	53,547	7,040
Medtronic PLC	76,150	6,834
Abbott Laboratories	62,845	6,828
Novartis AG	72,111	6,107
UnitedHealth Group, Inc.	5,796	2,977
Pfizer, Inc.	50,556	2,651
Roche Holding AG, nonvoting non-registered shares	7,287	2,432
Bristol-Myers Squibb Company	28,685	2,209
Royalty Pharma PLC, Class A	41,526	1,746
CVS Health Corp.	7,829	725
Merck & Co., Inc.	7,825	713
EBOS Group, Ltd.	28,985	706
Bayer AG	11,554	687
Koninklijke Philips NV (EUR denominated)	2,984	64
Organon & Co.	662	22
		95,650

Information technology 8.04%
Broadcom, Inc.	57,187	27,783
Microsoft Corp.	68,566	17,610
Taiwan Semiconductor Manufacturing Company, Ltd.	620,800	9,938
QUALCOMM, Inc.	39,978	5,107
Automatic Data Processing, Inc.	15,874	3,334
Intel Corp.	77,261	2,890
MediaTek, Inc.	110,000	2,408
KLA Corp.	6,685	2,133
GlobalWafers Co., Ltd.	136,938	2,086
Texas Instruments, Inc.	12,972	1,993

American Funds Insurance Series	95

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Paychex, Inc.	16,447	$1,873
NetApp, Inc.	28,247	1,843
Apple, Inc.	12,770	1,746
Vanguard International Semiconductor Corp.	566,700	1,464
Tokyo Electron, Ltd.	3,400	1,110
Western Union Company	66,602	1,097
SAP SE	9,801	893
Fidelity National Information Services, Inc.	9,453	867
Analog Devices, Inc.	4,507	658
Tripod Technology Corp.	142,000	533
SINBON Electronics Co., Ltd.	42,446	363
International Business Machines Corp.	2,381	336
BE Semiconductor Industries NV	3,388	163
		88,228

Utilities 6.73%
Dominion Energy, Inc.	128,049	10,220
DTE Energy Company	52,990	6,717
National Grid PLC	465,204	5,957
Power Grid Corporation of India, Ltd.	2,035,755	5,462
Iberdrola, SA, non-registered shares	447,637	4,642
The Southern Co.	63,638	4,538
Enel SpA	809,492	4,428
E.ON SE	508,142	4,264
Edison International	53,687	3,395
Public Service Enterprise Group, Inc.	48,416	3,064
Duke Energy Corp.	26,321	2,822
Evergy, Inc.	39,780	2,596
AES Corp.	104,535	2,196
Entergy Corp.	19,327	2,177
NextEra Energy, Inc.	24,483	1,896
Exelon Corp.	41,656	1,888
Engie SA	109,459	1,258
Engie SA, bonus shares[3]	36,900	424
SSE PLC	72,232	1,421
CenterPoint Energy, Inc.	48,046	1,421
Sempra Energy	5,735	862
Power Assets Holdings, Ltd.	106,500	670
ENN Energy Holdings, Ltd.	32,400	532
Centrica PLC[5]	502,131	489
American Electric Power Company, Inc.	2,832	272
CMS Energy Corp.	3,992	270
		73,881

Real estate 6.72%
Crown Castle International Corp. REIT	136,797	23,034
VICI Properties, Inc. REIT	642,122	19,129
Digital Realty Trust, Inc. REIT	45,793	5,945
Gaming and Leisure Properties, Inc. REIT	95,781	4,392
Link REIT	355,366	2,898
Federal Realty Investment Trust REIT	27,495	2,632
CK Asset Holdings, Ltd.	308,000	2,178
American Tower Corp. REIT	7,508	1,919
Equinix, Inc. REIT	2,214	1,455
Longfor Group Holdings, Ltd.	249,000	1,176
Embassy Office Parks REIT	234,370	1,111
Charter Hall Group REIT	145,400	1,087
Powergrid Infrastructure Investment Trust	650,141	1,062
Americold Realty Trust, Inc.	32,239	968
Mindspace Business Parks REIT	214,689	953
Extra Space Storage, Inc. REIT	5,512	938
TAG Immobilien AG	63,810	728

96	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Sun Hung Kai Properties, Ltd.	61,255	$724
CTP NV	49,335	569
PSP Swiss Property AG	3,583	399
CubeSmart REIT	7,663	327
Douglas Elliman, Inc.	29,146	140
		73,764

Industrials 5.98%
Raytheon Technologies Corp.	212,630	20,436
Lockheed Martin Corp.	13,286	5,712
BAE Systems PLC	507,662	5,130
Honeywell International, Inc.	20,665	3,592
L3Harris Technologies, Inc.	13,435	3,247
Singapore Technologies Engineering, Ltd.	1,096,500	3,220
RELX PLC	98,945	2,681
RELX PLC (ADR)	7,965	215
Kone OYJ, Class B	54,424	2,587
VINCI SA	25,880	2,304
BOC Aviation, Ltd.	245,100	2,060
Siemens AG	19,999	2,035
Trinity Industries, Inc.	72,684	1,760
CCR SA, ordinary nominative shares	449,174	1,075
ABB, Ltd.	38,536	1,028
LIXIL Corp.	54,600	1,022
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	49,377	966
Trelleborg AB, Class B	47,577	959
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	64,480	898
Ventia Services Group Pty, Ltd.	490,862	844
United Parcel Service, Inc., Class B	4,455	813
Waste Management, Inc.	4,008	613
General Dynamics Corp.	2,480	549
Deutsche Post AG	14,410	540
Airbus SE, non-registered shares	3,671	356
Atlas Corp.[2]	23,578	252
Norfolk Southern Corp.	1,084	246
Sulzer AG	3,814	237
Melrose Industries PLC	122,162	223
		65,600

Energy 5.22%
TC Energy Corp. (CAD denominated)[2]	205,882	10,665
TC Energy Corp.	15,067	781
Canadian Natural Resources, Ltd. (CAD denominated)	190,567	10,240
Chevron Corp.	45,673	6,613
TotalEnergies SE	76,665	4,047
BP PLC	747,631	3,534
Shell PLC (GBP denominated)	116,755	3,033
Shell PLC (ADR)	8,003	418
Exxon Mobil Corp.	36,914	3,161
EOG Resources, Inc.	26,655	2,944
ConocoPhillips	30,877	2,773
Enbridge, Inc. (CAD denominated)	48,315	2,040
Baker Hughes Co., Class A	50,603	1,461
Schlumberger, Ltd.	35,730	1,278
Equitrans Midstream Corp.	200,167	1,273
Woodside Energy Group, Ltd.	34,151	750
Woodside Energy Group, Ltd. (CDI)[5]	23,081	489
Pioneer Natural Resources Company	5,252	1,172
DT Midstream, Inc.	12,803	628
Gazprom PJSC (ADR)[3,4]	440,214	—	[6]
		57,300

American Funds Insurance Series	97

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 3.26%
Comcast Corp., Class A	269,639	$10,581
Verizon Communications, Inc.	106,248	5,392
SoftBank Corp.	373,800	4,150
Koninklijke KPN NV	1,040,033	3,707
BCE, Inc.	64,510	3,171
Nippon Telegraph and Telephone Corp.	66,400	1,907
HKT Trust and HKT, Ltd., units	1,381,240	1,855
Singapore Telecommunications, Ltd.	573,200	1,044
Pearson PLC	106,351	971
WPP PLC	81,133	814
Omnicom Group, Inc.	10,162	646
Indus Towers, Ltd.	211,665	560
ITV PLC	569,947	453
ProSiebenSat.1 Media SE	40,927	378
Vodafone Group PLC	144,892	223
		35,852

Consumer discretionary 2.73%
McDonald’s Corp.	19,734	4,872
Midea Group Co., Ltd., Class A	385,475	3,477
Home Depot, Inc.	12,486	3,425
Industria de Diseño Textil, SA	151,346	3,424
Kering SA	5,429	2,788
Starbucks Corp.	36,027	2,752
VF Corp.	27,355	1,208
Hasbro, Inc.	14,296	1,171
Galaxy Entertainment Group, Ltd.	190,000	1,133
YUM! Brands, Inc.	9,688	1,100
Cie. Financière Richemont SA, Class A	9,843	1,048
LVMH Moët Hennessy-Louis Vuitton SE	1,480	902
Darden Restaurants, Inc.	7,867	890
Restaurant Brands International, Inc.	14,808	743
OPAP SA	27,844	398
Inchcape PLC	26,460	224
Thule Group AB	8,654	213
Kindred Group PLC (SDR)	19,169	159
		29,927

Materials 2.71%
Vale SA, ordinary nominative shares (ADR)	354,178	5,181
Vale SA, ordinary nominative shares	248,874	3,641
Rio Tinto PLC	77,432	4,634
BHP Group, Ltd. (CDI)	127,875	3,576
LyondellBasell Industries NV	28,394	2,483
Linde PLC	8,196	2,357
Air Products and Chemicals, Inc.	8,303	1,997
Evonik Industries AG	53,622	1,144
International Flavors & Fragrances, Inc.	8,013	954
BASF SE	21,232	924
Sociedad Química y Minera de Chile SA, Class B (ADR)	8,531	713
Asahi Kasei Corp.	92,600	707
UPM-Kymmene Oyj	19,277	586
Nexa Resources SA2	51,286	308
WestRock Co.	7,448	297
Fortescue Metals Group, Ltd.	19,956	241
		29,743

Total common stocks (cost: $689,320,000)		798,668

98	American Funds Insurance Series

Capital Income Builder (continued)

Preferred securities 0.05%	Shares		Value (000)
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares		12,647	$506

Total preferred securities (cost: $419,000)			506

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[5]		7,130	4

Total rights & warrants (cost: $0)			4

Convertible stocks 0.65%
Information technology 0.33%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		2,393	3,597

Utilities 0.15%
AES Corp., convertible preferred units, 6.875% 2024		8,659	747
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023		9,704	524
NextEra Energy, Inc., convertible preferred units, 6.219% 2023		8,500	418
			1,689

Health care 0.10%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]		841	1,113

Consumer discretionary 0.07%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023		6,948	732

Total convertible stocks (cost: $6,038,000)			7,131

Investment funds 2.62%
Capital Group Central Corporate Bond Fund[7]		3,406,631	28,752

Total investment funds (cost: $33,973,000)			28,752

Bonds, notes & other debt instruments 18.31%	Principal amount (000)
U.S. Treasury bonds & notes 9.47%
U.S. Treasury 6.36%
U.S. Treasury 0.125% 2022	USD	1,625	1,606
U.S. Treasury 0.125% 2023		2,200	2,169
U.S. Treasury 0.375% 2023		875	846
U.S. Treasury 0.625% 2024		11,050	10,470
U.S. Treasury 0.75% 2024		5,965	5,655
U.S. Treasury 2.50% 2024		5,424	5,378
U.S. Treasury 0.375% 2025		507	471
U.S. Treasury 0.75% 2026		4,903	4,495
U.S. Treasury 0.75% 2026		3,850	3,523
U.S. Treasury 0.75% 2026		1	1
U.S. Treasury 1.125% 2026		4,030	3,714
U.S. Treasury 1.875% 2026		6,300	6,026
U.S. Treasury 2.00% 2026[8]		2,800	2,677
U.S. Treasury 0.50% 2027		2,900	2,567
U.S. Treasury 2.50% 2027		1,440	1,405
U.S. Treasury 2.625% 2027		6,605	6,479
U.S. Treasury 1.25% 2028		1,350	1,219
U.S. Treasury 2.875% 2032		5,696	5,628

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.125% 2040[8]	USD	2,400		$1,665
U.S. Treasury 2.00% 2041		300		237
U.S. Treasury 2.375% 2051[8]		197		165
U.S. Treasury 2.25% 2052[8]		4,176		3,422
				69,818

U.S. Treasury inflation-protected securities 3.11%
U.S. Treasury Inflation-Protected Security 0.125% 2023[9]		2,532		2,576
U.S. Treasury Inflation-Protected Security 0.375% 2023[9]		1,764		1,796
U.S. Treasury Inflation-Protected Security 0.625% 2023[9]		3,298		3,356
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]		5,769		5,828
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]		4,979		5,011
U.S. Treasury Inflation-Protected Security 0.50% 2024[9]		2,491		2,527
U.S. Treasury Inflation-Protected Security 0.625% 2024[9]		2,986		3,036
U.S. Treasury Inflation-Protected Security 0.125% 2025[9]		1,231		1,231
U.S. Treasury Inflation-Protected Security 0.125% 2025[9]		223		223
U.S. Treasury Inflation-Protected Security 0.25% 2025[9]		523		526
U.S. Treasury Inflation-Protected Security 0.375% 2025[9]		366		369
U.S. Treasury Inflation-Protected Security 0.125% 2026[9]		2,317		2,295
U.S. Treasury Inflation-Protected Security 0.125% 2030[9]		2,078		1,980
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]		1,777		1,686
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]		135		128
U.S. Treasury Inflation-Protected Security 0.125% 2051[8,9]		1,971		1,506
				34,074

Total U.S. Treasury bonds & notes				103,892

Mortgage-backed obligations 6.24%
Federal agency mortgage-backed obligations 5.38%
Fannie Mae Pool #695412 5.00% 2033[10]		—	[6]	—	[6]
Fannie Mae Pool #AD3566 5.00% 2035[10]		2		2
Fannie Mae Pool #AC0794 5.00% 2039[10]		5		5
Fannie Mae Pool #931768 5.00% 2039[10]		1		1
Fannie Mae Pool #AE0311 3.50% 2040[10]		10		9
Fannie Mae Pool #932606 5.00% 2040[10]		3		3
Fannie Mae Pool #AJ1873 4.00% 2041[10]		7		7
Fannie Mae Pool #AE1248 5.00% 2041[10]		9		9
Fannie Mae Pool #AE1274 5.00% 2041[10]		7		7
Fannie Mae Pool #AE1277 5.00% 2041[10]		5		5
Fannie Mae Pool #AE1283 5.00% 2041[10]		2		3
Fannie Mae Pool #AE1290 5.00% 2042[10]		5		6
Fannie Mae Pool #AT0300 3.50% 2043[10]		2		2
Fannie Mae Pool #AT3954 3.50% 2043[10]		2		2
Fannie Mae Pool #AY1829 3.50% 2044[10]		2		2
Fannie Mae Pool #BJ5015 4.00% 2047[10]		42		42
Fannie Mae Pool #BH3122 4.00% 2047[10]		1		1
Fannie Mae Pool #BK6840 4.00% 2048[10]		28		28
Fannie Mae Pool #BK5232 4.00% 2048[10]		21		21
Fannie Mae Pool #BK9743 4.00% 2048[10]		8		8
Fannie Mae Pool #BK9761 4.50% 2048[10]		5		5
Fannie Mae Pool #CA5540 3.00% 2050[10]		3,412		3,206
Fannie Mae Pool #BF0142 5.50% 2056[10]		422		453
Fannie Mae Pool #BF0342 5.50% 2059[10]		280		305
Fannie Mae Pool #BF0497 3.00% 2060[10]		346		326
Freddie Mac Pool #Q15874 4.00% 2043[10]		1		1
Freddie Mac Pool #G67711 4.00% 2048[10]		254		255
Freddie Mac Pool #Q56599 4.00% 2048[10]		32		32
Freddie Mac Pool #Q55971 4.00% 2048[10]		22		22
Freddie Mac Pool #Q56175 4.00% 2048[10]		19		19
Freddie Mac Pool #Q55970 4.00% 2048[10]		11		11
Freddie Mac Pool #Q58411 4.50% 2048[10]		58		60

100	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q58436 4.50% 2048[10]	USD	31		$31
Freddie Mac Pool #Q58378 4.50% 2048[10]		21		21
Freddie Mac Pool #Q57242 4.50% 2048[10]		16		16
Freddie Mac Pool #ZT1704 4.50% 2049[10]		1,338		1,369
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[10]		253		246
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[10,11]		249		243
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,11]		122		119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[10,11]		103		100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[10]		85		83
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[10]		22		21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[10]		1,051		1,024
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[10]		676		669
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[10]		444		440
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[10]		20		20
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[10]		11		10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[10]		993		985
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[10]		1,388		1,334
Government National Mortgage Assn. 4.00% 2052[10,12]		3,313		3,292
Government National Mortgage Assn. 4.00% 2052[10,12]		2,829		2,818
Government National Mortgage Assn. 4.50% 2052[10,12]		1,145		1,157
Government National Mortgage Assn. 5.00% 2052[10,12]		3,624		3,700
Government National Mortgage Assn. 5.00% 2052[10,12]		27		28
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[10]		502		514
Government National Mortgage Assn. Pool #694836 5.665% 2059[10]		1		1
Government National Mortgage Assn. Pool #765152 4.14% 2061[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #766525 4.70% 2062[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #725893 5.20% 2064[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[10]		1		1
Uniform Mortgage-Backed Security 2.50% 2037[10,12]		1,608		1,536
Uniform Mortgage-Backed Security 3.00% 2052[10,12]		1,900		1,768
Uniform Mortgage-Backed Security 3.00% 2052[10,12]		1,720		1,602
Uniform Mortgage-Backed Security 3.50% 2052[10,12]		1,927		1,851
Uniform Mortgage-Backed Security 4.00% 2052[10,12]		11,242		11,051
Uniform Mortgage-Backed Security 4.00% 2052[10,12]		531		523
Uniform Mortgage-Backed Security 4.50% 2052[10,12]		7,550		7,550
Uniform Mortgage-Backed Security 4.50% 2052[10,12]		5,351		5,362
Uniform Mortgage-Backed Security 5.00% 2052[10,12]		3,606		3,664
Uniform Mortgage-Backed Security 5.00% 2052[10,12]		1,050		1,069
				59,076

Collateralized mortgage-backed obligations (privately originated) 0.52%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,10,11]		161		150
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[1,10,11]		91		87
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,10]		95		89
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,10,11]		97		96
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,10,11]		153		150
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,10,11]		122		120

American Funds Insurance Series	101

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,10,11]	USD	201	$195
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,10,11]		12	11
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[1,10,11]		11	11
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,10,11]		158	155
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[1,10]		68	69
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[1,10]		61	63
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,10,11]		122	105
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[10,11]		294	303
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,10,11]		171	169
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[1,10,11]		96	94
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 3.324% 2050[1,10,11]		247	244
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[1,10,11]		482	477
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 6.724% 2050[1,10,11]		120	122
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 7.624% 2050[1,10,11]		175	183
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[1,10]		202	197
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,10,11]		137	137
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,10,11]		83	79
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,3,10,13]		215	208
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,10,13]		141	132
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[1,10,11]		105	104
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[1,10,11]		202	196
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[1,10,11]		353	349
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[1,10,11]		281	278
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[1,10]		100	95
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,10,11]		90	86
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,10,11]		29	29
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,10,11]		47	46
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,10,11]		26	25
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,10,11]		57	56
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,10,11]		28	28
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,10]		516	476
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,3,4]		100	88
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[1,10]		196	179
			5,681

102	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 0.34%
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[1,10,11]	USD	110	$108
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[1,10,11]		329	323
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,10,11]		332	329
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[1,10,11]		548	529
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[1,10,11]		266	251
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[1,10,11]		100	93
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[1,10,11]		166	162
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[1,10,11]		173	166
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[1,10,11]		99	94
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[1,10,11]		100	95
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[1,10,11]		99	97
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 2.244% 2025[1,10,11]		229	224
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 2.474% 2038[1,10,11]		300	292
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[1,10,11]		100	89
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[1,10,11]		193	188
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[1,10,11]		179	173
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 4.874% 2049[1,10,11]		150	140
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[1,10,11]		361	344
			3,697

Total mortgage-backed obligations			68,454

Corporate bonds, notes & loans 1.83%
Energy 0.35%
Apache Corp. 4.25% 2030		385	342
Baker Hughes Co. 2.061% 2026		8	7
BP Capital Markets America, Inc. 3.633% 2030		360	341
Cenovus Energy, Inc. 5.40% 2047		75	72
Diamondback Energy, Inc. 4.25% 2052		57	48
Energy Transfer Operating LP 5.00% 2050		66	56
Energy Transfer Partners LP 5.30% 2047		14	12
EQT Corp. 5.00% 2029		35	34
EQT Corp. 3.625% 2031[1]		20	17
Equinor ASA 2.375% 2030		365	320
Exxon Mobil Corp. 2.995% 2039		200	164
MPLX LP 5.50% 2049		625	581
New Fortress Energy, Inc. 6.50% 2026[1]		80	73
NGL Energy Operating, LLC 7.50% 2026[1]		80	72
ONEOK, Inc. 3.10% 2030		42	36
ONEOK, Inc. 4.95% 2047		51	44
ONEOK, Inc. 7.15% 2051		97	103
Pemex Project Funding Master Trust, Series 13, 6.625% 2035		150	103
Petróleos Mexicanos 6.50% 2029		20	16
Petróleos Mexicanos 8.75% 2029[1]		222	201

American Funds Insurance Series	103

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 7.69% 2050	USD	75	$50
Sabine Pass Liquefaction, LLC 4.50% 2030		142	136
Shell International Finance BV 2.00% 2024		420	408
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[13]		540	515
TransCanada PipeLines, Ltd. 5.10% 2049		150	149
			3,900

Health care 0.31%
AbbVie, Inc. 3.20% 2029		25	23
AbbVie, Inc. 4.25% 2049		39	35
Amgen, Inc. 3.35% 2032		36	33
Amgen, Inc. 4.20% 2052		19	17
AstraZeneca PLC 3.375% 2025		200	198
AstraZeneca PLC 3.00% 2051		11	9
Centene Corp. 4.625% 2029		530	496
Centene Corp. 3.375% 2030		179	152
Centene Corp. 2.625% 2031		40	32
Gilead Sciences, Inc. 1.65% 2030		8	7
HCA, Inc. 3.625% 2032[1]		16	14
Humana, Inc. 3.70% 2029		12	11
Merck & Co., Inc. 1.70% 2027		118	107
Merck & Co., Inc. 3.40% 2029		110	106
Merck & Co., Inc. 2.15% 2031		168	145
Pfizer, Inc. 2.70% 2050		425	324
Regeneron Pharmaceuticals, Inc. 1.75% 2030		8	6
Regeneron Pharmaceuticals, Inc. 2.80% 2050		2	1
Shire PLC 3.20% 2026		270	260
Teva Pharmaceutical Finance Co. BV 6.00% 2024		700	691
Teva Pharmaceutical Finance Co. BV 3.15% 2026		650	535
Teva Pharmaceutical Finance Co. BV 4.10% 2046		300	188
			3,390

Consumer discretionary 0.25%
Bayerische Motoren Werke AG 3.45% 2027[1]		25	24
Bayerische Motoren Werke AG 4.15% 2030[1]		290	285
Bayerische Motoren Werke AG 3.70% 2032[1]		25	24
Daimler Trucks Finance North America, LLC 1.125% 2023[1]		495	476
Daimler Trucks Finance North America, LLC 1.625% 2024[1]		175	165
Daimler Trucks Finance North America, LLC 2.375% 2028[1]		150	129
Daimler Trucks Finance North America, LLC 2.50% 2031[1]		150	122
Ford Motor Co. 2.30% 2025		200	180
Ford Motor Credit Company, LLC 5.125% 2025		200	191
Grand Canyon University 4.125% 2024		200	191
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]		250	251
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]		160	165
Toyota Motor Credit Corp. 2.15% 2022		505	505
			2,708

Utilities 0.23%
AEP Transmission Co., LLC 3.80% 2049		45	39
Edison International 4.125% 2028		132	123
FirstEnergy Corp. 2.25% 2030		107	85
FirstEnergy Corp. 2.65% 2030		493	408
Pacific Gas and Electric Co. 3.25% 2024		1,025	999
Pacific Gas and Electric Co. 2.95% 2026		97	88
Pacific Gas and Electric Co. 3.75% 2028		105	93
Pacific Gas and Electric Co. 4.65% 2028		284	263

104	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 2.50% 2031	USD	375	$287
Southern California Edison Co., Series C, 3.60% 2045		206	156
Union Electric Co. 3.90% 2052		25	22
			2,563

Communication services 0.23%
América Móvil, SAB de CV, 8.46% 2036	MXN	1,300	55
AT&T, Inc. 3.50% 2041	USD	75	60
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]		360	294
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]		25	21
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]		175	136
Magallanes, Inc. 4.279% 2032[1]		36	32
Magallanes, Inc. 5.05% 2042[1]		47	40
Magallanes, Inc. 5.141% 2052[1]		63	53
Netflix, Inc. 4.875% 2028		150	141
SBA Tower Trust 1.631% 2026[1]		253	227
Sprint Corp. 6.875% 2028		325	343
Sprint Corp. 8.75% 2032		275	332
T-Mobile US, Inc. 3.875% 2030		625	584
Verizon Communications, Inc. 2.355% 2032		126	105
Walt Disney Company 4.625% 2040		120	117
			2,540

Financials 0.15%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		150	120
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[13]		231	185
Charles Schwab Corp. 2.45% 2027		25	23
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[13]		35	30
CME Group, Inc. 2.65% 2032		50	44
Corebridge Financial, Inc. 3.85% 2029[1]		180	166
Corebridge Financial, Inc. 3.90% 2032[1]		32	29
Corebridge Financial, Inc. 4.35% 2042[1]		7	6
Corebridge Financial, Inc. 4.40% 2052[1]		49	41
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,13]		200	190
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[13]		75	62
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[13]		40	34
Intercontinental Exchange, Inc. 4.60% 2033		18	18
Intercontinental Exchange, Inc. 4.95% 2052		16	16
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[13]		227	182
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[13]		17	15
JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 4.709% junior subordinated perpetual bonds[11]		105	100
Navient Corp. 5.00% 2027		150	123
New York Life Global Funding 3.00% 2028[1]		150	142
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[13]		38	29
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[13]		105	93
			1,648

Consumer staples 0.10%
7-Eleven, Inc. 0.80% 2024[1]		50	47
7-Eleven, Inc. 0.95% 2026[1]		60	53
7-Eleven, Inc. 1.30% 2028[1]		45	38
7-Eleven, Inc. 1.80% 2031[1]		325	254
Altria Group, Inc. 3.70% 2051		25	16
British American Tobacco PLC 4.70% 2027		105	103
British American Tobacco PLC 4.448% 2028		150	142
British American Tobacco PLC 4.54% 2047		82	60

American Funds Insurance Series	105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 4.758% 2049	USD	121	$92
Kraft Heinz Company 3.00% 2026		93	88
Kraft Heinz Company 4.875% 2049		170	150
Kraft Heinz Company 5.50% 2050		75	72
			1,115

Industrials 0.09%
Boeing Company 4.508% 2023		270	271
Boeing Company 2.75% 2026		91	85
Boeing Company 5.15% 2030		284	273
Boeing Company 5.805% 2050		95	87
Canadian Pacific Railway, Ltd. 2.45% 2031		78	67
Canadian Pacific Railway, Ltd. 3.10% 2051		102	75
CSX Corp. 4.75% 2048		50	49
Masco Corp. 3.125% 2051		10	7
Union Pacific Corp. 2.80% 2032		17	15
Union Pacific Corp. 3.50% 2053		20	16
			945

Information technology 0.07%
Broadcom, Inc. 4.00% 2029[1]		6	6
Broadcom, Inc. 4.15% 2032[1]		11	10
Broadcom, Inc. 3.75% 2051[1]		91	68
Lenovo Group, Ltd. 5.875% 2025		400	412
Oracle Corp. 2.875% 2031		140	115
Oracle Corp. 3.60% 2050		150	104
ServiceNow, Inc. 1.40% 2030		130	102
			817

Materials 0.03%
Dow Chemical Co. 3.60% 2050		75	57
International Flavors & Fragrances, Inc. 1.832% 2027[1]		100	86
International Flavors & Fragrances, Inc. 3.468% 2050[1]		10	7
LYB International Finance III, LLC 4.20% 2050		49	40
LYB International Finance III, LLC 3.625% 2051		102	76
South32 Treasury (USA), Ltd. 4.35% 2032[1]		14	13
			279

Real estate 0.02%
American Tower Corp. 4.05% 2032		11	10
Equinix, Inc. 1.55% 2028		25	21
Equinix, Inc. 3.20% 2029		144	128
Equinix, Inc. 2.50% 2031		47	38
			197

Total corporate bonds, notes & loans			20,102

Asset-backed obligations 0.68%
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[1,10]		197	181
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]		100	94
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[1,10]		178	175
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[1,10]		86	86
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[1,10]		88	87
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[1,10]		100	99
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 1.927% 2025[10,11]		150	150
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[1,10]		91	87
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]		359	326
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]		90	77
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]		92	83

106	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	USD	92	$79
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]		323	285
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[10]		63	63
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,10]		132	130
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.252% 2025[10,11]		73	73
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[1,10]		72	71
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[1,10]		566	523
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[1,10]		91	81
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]		145	140
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,10]		247	231
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]		100	93
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,10]		268	237
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]		100	89
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]		100	88
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,10]		51	47
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,10]		156	144
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]		236	219
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]		471	437
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[1,10,11]		248	242
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,10]		935	817
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[10]		199	193
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.113% 2024[10,11]		250	246
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]		100	91
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[1,10]		100	93
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]		84	74
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,10]		224	209
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,10,11]		335	304
Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[10,13]		160	159
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[10]		110	109
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[1,10]		494	492
			7,504

Bonds & notes of governments & government agencies outside the U.S. 0.07%
Peru (Republic of) 2.783% 2031		190	162
Portuguese Republic 5.125% 2024		18	19
Qatar (State of) 4.50% 2028		200	207
Saudi Arabia (Kingdom of) 3.625% 2028		200	198
United Mexican States 3.25% 2030		200	176
			762

Municipals 0.02%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		15	13

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		225	227

Total municipals			240

Total bonds, notes & other debt instruments (cost: $210,549,000)			200,954

American Funds Insurance Series	107

Capital Income Builder (continued)

Short-term securities 10.25%	Shares	Value (000)
Money market investments 9.10%
Capital Group Central Cash Fund 1.38%[7,14]	999,523	$99,932

Money market investments purchased with collateral from securities on loan 1.15%
Capital Group Central Cash Fund 1.38%[7,14,15]	35,799	3,579
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[14,15]	1,889,762	1,890
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[14,15]	1,789,584	1,790
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[14,15]	1,789,585	1,790
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[14,15]	1,789,584	1,789
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[14,15]	1,789,585	1,789
		12,627

Total short-term securities (cost: $112,575,000)		112,559
Total investment securities 104.64% (cost: $1,052,874,000)		1,148,574
Other assets less liabilities (4.64)%		(50,964)

Net assets 100.00%		$1,097,610

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	64	September 2022	USD	26,065	$8
90 Day Eurodollar Futures	Long	94	September 2022		22,747	(611)
2 Year U.S. Treasury Note Futures	Short	34	September 2022		(7,141)	(68)
5 Year U.S. Treasury Note Futures	Long	129	September 2022		14,480	7
10 Year Ultra U.S. Treasury Note Futures	Long	37	September 2022		4,713	(67)
10 Year U.S. Treasury Note Futures	Long	25	September 2022		2,963	(34)
20 Year U.S. Treasury Bond Futures	Long	11	September 2022		1,525	(21)
30 Year Ultra U.S. Treasury Bond Futures	Long	67	September 2022		10,341	(241)
						$(1,027)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	USD 5,635	$57	$—	$57
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	53	—	53
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	52	—	52
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	34	—	34
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	8	—	8

108	American Funds Insurance Series

Capital Income Builder (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	USD 7,200	$1,224	$—	$1,224
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	805	329	—	329
						$1,757	$—	$1,757

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
5.00%	Quarterly	CDX.NA.HY.38	6/20/2027	USD 6,138	$(185)	$174	$(359)

Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Investment funds 2.62%
Capital Group Central Corporate Bond Fund	$30,304	$3,186		$—	$—	$(4,738)	$28,752	$402

Short-term securities 9.43%
Money market investments 9.10%
Capital Group Central Cash Fund 1.38%[14]	42,892	156,994		99,931	(4)	(19)	99,932	185

Money market investments purchased with collateral from securities on loan 0.33%
Capital Group Central Cash Fund 1.38%[14,15]	1,954	1,625	[16]				3,579	—	[17]
Total short-term securities							103,511
Total 12.05%					$(4)	$(4,757)	$132,263	$587

American Funds Insurance Series	109

Capital Income Builder (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,860,000, which represented 1.90% of the net assets of the fund.
[2]	All or a portion of this security was on loan. The total value of all such securities was $13,384,000, which represented 1.22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $720,000, which represented .07% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Security did not produce income during the last 12 months.
[6]	Amount less than one thousand.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,776,000, which represented .16% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Purchased on a TBA basis.
[13]	Step bond; coupon rate may change at a later date.
[14]	Rate represents the seven-day yield at 6/30/2022.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

EFFR = Effective Federal Funds Rate

EUR = Euros

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

110	American Funds Insurance Series

Asset Allocation Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 66.90%	Shares	Value (000)
Health care 11.72%
UnitedHealth Group, Inc.	1,060,800	$544,859
Johnson & Johnson	2,330,000	413,598
Humana, Inc.	522,000	244,333
Cigna Corp.	900,000	237,168
Pfizer, Inc.	3,387,556	177,610
Abbott Laboratories	1,600,000	173,840
CVS Health Corp.	1,813,000	167,993
Vertex Pharmaceuticals, Inc.[1]	555,500	156,534
Eli Lilly and Company	400,469	129,844
Regeneron Pharmaceuticals, Inc.[1]	214,600	126,856
AbbVie, Inc.	821,978	125,894
Gilead Sciences, Inc.	1,845,000	114,039
Bristol-Myers Squibb Company	1,117,017	86,010
Thermo Fisher Scientific, Inc.	116,000	63,020
Centene Corp.[1]	531,513	44,971
AbCellera Biologics, Inc.[1,2]	2,676,672	28,507
Alnylam Pharmaceuticals, Inc.[1]	188,334	27,469
Rotech Healthcare, Inc.[1,3,4,5]	184,138	18,782
Zoetis, Inc., Class A	95,618	16,436
Horizon Therapeutics PLC[1]	192,328	15,340
Ultragenyx Pharmaceutical, Inc.[1]	217,400	12,970
		2,926,073

Information technology 10.33%
Microsoft Corp.	3,906,015	1,003,182
Broadcom, Inc.	1,536,813	746,599
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,930,000	239,528
ASML Holding NV (New York registered) (ADR)	341,764	162,639
MKS Instruments, Inc.	1,500,000	153,945
Mastercard, Inc., Class A	195,977	61,827
NVIDIA Corp.	332,696	50,433
MicroStrategy, Inc., Class A1,2	203,897	33,500
Paychex, Inc.	240,000	27,329
DocuSign, Inc.[1]	440,000	25,247
Apple, Inc.	150,000	20,508
GoDaddy, Inc., Class A1	281,000	19,546
KLA Corp.	49,000	15,635
Applied Materials, Inc.	135,000	12,282
Adobe, Inc.[1]	15,500	5,674
		2,577,874

Financials 9.61%
CME Group, Inc., Class A	977,200	200,033
Apollo Asset Management, Inc.	3,886,410	188,413
Chubb, Ltd.	800,000	157,264
First Republic Bank	1,000,000	144,200
Aon PLC, Class A	489,000	131,874
Toronto-Dominion Bank (CAD denominated)	1,996,383	130,916
Capital One Financial Corp.	1,150,000	119,818
Synchrony Financial	4,100,000	113,242
JPMorgan Chase & Co.	998,100	112,396
Bank of America Corp.	3,500,000	108,955
Western Alliance Bancorporation	1,182,849	83,509
Intercontinental Exchange, Inc.	776,000	72,975
SLM Corp.	4,530,000	72,208
KKR & Co., Inc.	1,497,000	69,296
Blue Owl Capital, Inc., Class A2	6,623,054	66,429
Wells Fargo & Company	1,570,000	61,497
M&T Bank Corp.	375,000	59,771
Ares Management Corp., Class A	1,015,403	57,736
Nasdaq, Inc.	370,100	56,455
Brookfield Asset Management, Inc., Class A	1,260,000	56,032

American Funds Insurance Series	111

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Signature Bank	271,435	$48,644
Fifth Third Bancorp	1,191,000	40,018
S&P Global, Inc.	118,700	40,009
The Bank of N.T. Butterfield & Son, Ltd.	1,120,585	34,951
Citizens Financial Group, Inc.	940,000	33,549
EQT AB	1,446,647	29,612
Antin Infrastructure Partners SA	1,243,300	29,342
Blackstone, Inc., nonvoting shares	237,500	21,667
Bridgepoint Group PLC	5,809,554	17,086
Progressive Corp.	105,000	12,208
OneMain Holdings, Inc.	300,000	11,214
Islandsbanki hf.	9,555,235	8,663
Hong Kong Exchanges and Clearing, Ltd.	170,000	8,363
Jonah Energy Parent, LLC[3,4]	32,117	2,061
Sberbank of Russia PJSC[1,3,4,6]	8,880,000	—	[7]
		2,400,406

Consumer discretionary 7.83%
Aramark	11,375,152	348,421
Home Depot, Inc.	1,226,200	336,310
Amazon.com, Inc.[1]	2,371,740	251,903
Dollar General Corp.	736,909	180,867
LVMH Moët Hennessy-Louis Vuitton SE	224,596	136,912
Booking Holdings, Inc.[1]	72,045	126,006
General Motors Company[1]	3,750,000	119,100
Target Corp.	750,000	105,922
Lear Corp.	800,000	100,712
D.R. Horton, Inc.	870,000	57,585
Etsy, Inc.[1]	742,289	54,343
Royal Caribbean Cruises, Ltd.[1]	1,470,324	51,329
YUM! Brands, Inc.	277,000	31,442
Xpeng, Inc., Class A (ADR)[1]	703,800	22,339
Darden Restaurants, Inc.	142,000	16,063
Chipotle Mexican Grill, Inc.[1]	5,800	7,582
Dr. Martens PLC	2,375,000	6,863
		1,953,699

Consumer staples 5.92%
Philip Morris International, Inc.	8,992,421	887,912
British American Tobacco PLC (ADR)	2,634,146	113,031
British American Tobacco PLC	1,400,000	59,980
Nestlé SA	1,300,000	151,754
Archer Daniels Midland Company	1,880,000	145,888
Altria Group, Inc.	1,570,000	65,579
Avenue Supermarts, Ltd.[1]	970,539	41,860
Costco Wholesale Corp.	26,000	12,461
		1,478,465

Industrials 5.63%
Northrop Grumman Corp.	853,553	408,485
L3Harris Technologies, Inc.	1,194,000	288,590
Lockheed Martin Corp.	644,500	277,109
Boeing Company[1]	820,000	112,110
Caterpillar, Inc.	618,000	110,474
CSX Corp.	2,628,369	76,380
Raytheon Technologies Corp.	395,000	37,963
Storskogen Group AB, Class B2	23,562,528	33,329
AMETEK, Inc.	140,000	15,385
Cintas Corp.	40,000	14,941

112	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copart, Inc.[1]	116,000	$12,605
Chart Industries, Inc.[1]	68,000	11,382
Air Lease Corp., Class A	220,000	7,355
		1,406,108

Communication services 5.09%
Alphabet, Inc., Class C1	194,843	426,209
Alphabet, Inc., Class A1	8,450	18,415
Charter Communications, Inc., Class A1	821,000	384,663
Meta Platforms, Inc., Class A1	1,506,948	242,995
Comcast Corp., Class A	3,307,000	129,767
Activision Blizzard, Inc.	447,541	34,846
Netflix, Inc.[1]	168,491	29,464
Electronic Arts, Inc.	35,000	4,258
		1,270,617

Materials 4.17%
Corteva, Inc.	3,900,000	211,146
Vale SA, ordinary nominative shares	7,201,887	105,356
Mosaic Co.	1,940,000	91,626
Royal Gold, Inc.	845,000	90,229
Nucor Corp.	812,700	84,854
LyondellBasell Industries NV	850,000	74,341
Rio Tinto PLC	1,175,000	70,322
First Quantum Minerals, Ltd.	3,220,000	61,088
Newmont Corp.	900,000	53,703
Wheaton Precious Metals Corp.	1,353,000	48,749
Franco-Nevada Corp.	347,089	45,657
Allegheny Technologies, Inc.[1]	1,750,000	39,742
Nutrien, Ltd. (CAD denominated)	400,272	31,877
Air Products and Chemicals, Inc.	84,000	20,200
Sherwin-Williams Company	54,700	12,248
		1,041,138

Energy 3.43%
Canadian Natural Resources, Ltd. (CAD denominated)	7,565,100	406,524
Pioneer Natural Resources Company	782,000	174,448
Cenovus Energy, Inc. (CAD denominated)	6,000,000	114,155
Hess Corp.	400,000	42,376
Chevron Corp.	270,000	39,091
ConocoPhillips	402,000	36,104
TC Energy Corp.	631,700	32,728
Equitrans Midstream Corp.	1,060,000	6,742
Chesapeake Energy Corp.	30,189	2,448
Diamond Offshore Drilling, Inc.[1,2]	247,104	1,455
Diamond Offshore Drilling, Inc.[1,6]	86,354	509
McDermott International, Ltd.[1,3,4]	40,219	23
Bighorn Permian Resources, LLC[1,3,4]	4,392	23
Constellation Oil Services Holding SA, Class B-1[1,3,4]	480,336	—	[7]
		856,626

Real estate 2.25%
VICI Properties, Inc. REIT	11,720,160	349,144
Gaming and Leisure Properties, Inc. REIT	2,595,400	119,025
STORE Capital Corp. REIT	2,200,000	57,376
Crown Castle International Corp. REIT	166,000	27,951
Equinix, Inc. REIT	12,700	8,344
		561,840

American Funds Insurance Series	113

Asset Allocation Fund (continued)

Common stocks (continued)	Shares		Value (000)
Utilities 0.92%
Enel SpA		20,400,000	$111,594
Exelon Corp.		1,195,231	54,168
CenterPoint Energy, Inc.		1,197,782	35,430
Evergy, Inc.		298,000	19,445
Constellation Energy Corp.		138,666	7,940
			228,577

Total common stocks (cost: $12,391,314,000)			16,701,423

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,4,6]		450	144

Total preferred securities (cost: $466,000)			144

Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants[1,3,4]		4	—	[7]

Total rights & warrants (cost: $0)			—	[7]

Convertible stocks 0.20%
Health care 0.20%
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[3,4,5]		50,000	50,000

Total convertible stocks (cost: $50,000,000)			50,000

Investment funds 5.58%
Capital Group Central Corporate Bond Fund[8]		165,135,085	1,393,740

Total investment funds (cost: $1,663,339,000)			1,393,740

Bonds, notes & other debt instruments 22.54%	Principal amount (000)
U.S. Treasury bonds & notes 8.05%
U.S. Treasury 5.58%
U.S. Treasury 1.375% 2022	USD	280	280
U.S. Treasury 1.625% 2022		94	94
U.S. Treasury 0.125% 2023		44,825	44,081
U.S. Treasury 2.25% 2023		5,000	4,948
U.S. Treasury 2.375% 2023		5,000	4,994
U.S. Treasury 2.75% 2023		15,000	14,988
U.S. Treasury 1.00% 2024		10,725	10,214
U.S. Treasury 1.50% 2024		907	877
U.S. Treasury 2.25% 2024		5,000	4,945
U.S. Treasury 2.50% 2024		239,179	237,066
U.S. Treasury 2.50% 2024		700	694
U.S. Treasury 3.00% 2024		16,500	16,515
U.S. Treasury 0.25% 2025		23,812	21,979
U.S. Treasury 2.50% 2025		3,500	3,455
U.S. Treasury 2.75% 2025		3,229	3,205
U.S. Treasury 2.875% 2025		2,724	2,714
U.S. Treasury 3.00% 2025		10,000	9,985
U.S. Treasury 0.375% 2026		75,000	68,192
U.S. Treasury 0.50% 2026		42,515	38,755
U.S. Treasury 0.75% 2026		16,833	15,431
U.S. Treasury 0.75% 2026		52	47
U.S. Treasury 0.875% 2026		565	516
U.S. Treasury 1.125% 2026		471	434

114	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.50% 2026	USD	500	$470
U.S. Treasury 1.625% 2026		35,000	32,935
U.S. Treasury 1.625% 2026		7,000	6,656
U.S. Treasury 1.625% 2026		1,500	1,422
U.S. Treasury 0.50% 2027		36,300	31,990
U.S. Treasury 0.625% 2027		7,109	6,228
U.S. Treasury 1.125% 2027		762	698
U.S. Treasury 2.375% 2027		880	852
U.S. Treasury 2.625% 2027		105,393	103,390
U.S. Treasury 1.25% 2028		3,142	2,813
U.S. Treasury 1.375% 2028		10,900	9,819
U.S. Treasury 1.50% 2028		50,000	45,377
U.S. Treasury 2.875% 2028		5,217	5,154
U.S. Treasury 2.875% 2029		50,000	49,389
U.S. Treasury 0.625% 2030		20,225	16,856
U.S. Treasury 1.50% 2030		36,651	32,903
U.S. Treasury 2.875% 2032[9]		206,475	204,015
U.S. Treasury 1.125% 2040		62,775	43,559
U.S. Treasury 1.375% 2040[9]		52,695	37,810
U.S. Treasury 1.75% 2041		47,854	36,257
U.S. Treasury 2.00% 2041		1,181	934
U.S. Treasury 2.375% 2042		9,305	7,857
U.S. Treasury 3.25% 2042		10,694	10,393
U.S. Treasury 2.50% 2046		3,755	3,174
U.S. Treasury 3.00% 2047		9,355	8,718
U.S. Treasury 3.00% 2048		336	316
U.S. Treasury 2.25% 2049		15,000	12,253
U.S. Treasury 1.375% 2050		12,500	8,194
U.S. Treasury 2.00% 2050		13,825	10,674
U.S. Treasury 2.00% 2051		1,356	1,044
U.S. Treasury 2.375% 2051		4,758	4,001
U.S. Treasury 2.25% 2052[9]		187,501	153,630
			1,394,190

U.S. Treasury inflation-protected securities 2.47%
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]		95,764	96,387
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]		7,579	7,657
U.S. Treasury Inflation-Protected Security 0.50% 2024[10]		21,407	21,715
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]		97,111	98,720
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]		25,738	25,752
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]		3,788	3,785
U.S. Treasury Inflation-Protected Security 0.25% 2025[10]		24,408	24,560
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]		4,510	4,555
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]		117,121	115,994
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]		42,270	41,868
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]		20,152	20,324
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]		22,718	22,903
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]		26,261	24,919
U.S. Treasury Inflation-Protected Security 0.125% 2032[10]		58,733	55,582
U.S. Treasury Inflation-Protected Security 1.00% 2049[9,10]		53,507	51,174
			615,895

Total U.S. Treasury bonds & notes			2,010,085

Mortgage-backed obligations 6.72%
Federal agency mortgage-backed obligations 6.11%
Fannie Mae Pool #AD7072 4.00% 2025[11]		2	2
Fannie Mae Pool #AE2321 4.00% 2025[11]		1	1
Fannie Mae Pool #AE3069 4.00% 2025[11]		1	1
Fannie Mae Pool #AH6431 4.00% 2026[11]		228	230
Fannie Mae Pool #890329 4.00% 2026[11]		35	35

American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AH5618 4.00% 2026[11]	USD	2		$2
Fannie Mae Pool #AH0829 4.00% 2026[11]		2		2
Fannie Mae Pool #MA1109 4.00% 2027[11]		3		3
Fannie Mae Pool #MA3653 3.00% 2029[11]		16		15
Fannie Mae Pool #AL8347 4.00% 2029[11]		244		247
Fannie Mae Pool #254767 5.50% 2033[11]		226		242
Fannie Mae Pool #555956 5.50% 2033[11]		146		156
Fannie Mae Pool #BN1085 4.00% 2034[11]		431		438
Fannie Mae Pool #BN3172 4.00% 2034[11]		167		169
Fannie Mae Pool #AS8554 3.00% 2036[11]		6,381		6,242
Fannie Mae Pool #929185 5.50% 2036[11]		398		426
Fannie Mae Pool #893641 6.00% 2036[11]		796		872
Fannie Mae Pool #893688 6.00% 2036[11]		168		184
Fannie Mae Pool #907239 6.00% 2036[11]		56		61
Fannie Mae Pool #AD0249 5.50% 2037[11]		120		129
Fannie Mae Pool #190379 5.50% 2037[11]		61		65
Fannie Mae Pool #924952 6.00% 2037[11]		908		995
Fannie Mae Pool #888292 6.00% 2037[11]		600		657
Fannie Mae Pool #928031 6.00% 2037[11]		69		75
Fannie Mae Pool #888637 6.00% 2037[11]		11		12
Fannie Mae Pool #AD0119 6.00% 2038[11]		1,024		1,123
Fannie Mae Pool #AD0095 6.00% 2038[11]		757		830
Fannie Mae Pool #995674 6.00% 2038[11]		338		370
Fannie Mae Pool #AE0021 6.00% 2038[11]		302		331
Fannie Mae Pool #AL7164 6.00% 2038[11]		202		216
Fannie Mae Pool #AB0538 6.00% 2038[11]		114		124
Fannie Mae Pool #889983 6.00% 2038[11]		20		22
Fannie Mae Pool #995391 6.00% 2038[11]		17		18
Fannie Mae Pool #995224 6.00% 2038[11]		8		9
Fannie Mae Pool #AD0833 6.00% 2039[11]		—	[7]	—	[7]
Fannie Mae Pool #AL0013 6.00% 2040[11]		202		222
Fannie Mae Pool #AL0309 6.00% 2040[11]		69		76
Fannie Mae Pool #MA4501 2.00% 2041[11]		9,156		8,189
Fannie Mae Pool #MA4387 2.00% 2041[11]		8,007		7,161
Fannie Mae Pool #AB4536 6.00% 2041[11]		457		495
Fannie Mae Pool #AL7228 6.00% 2041[11]		267		288
Fannie Mae Pool #FS0305 1.50% 2042[11]		23,696		20,310
Fannie Mae Pool #MA4520 2.00% 2042[11]		15,523		13,806
Fannie Mae Pool #AP2131 3.50% 2042[11]		3,348		3,291
Fannie Mae Pool #AU8813 4.00% 2043[11]		2,395		2,419
Fannie Mae Pool #AU9348 4.00% 2043[11]		1,403		1,417
Fannie Mae Pool #AU9350 4.00% 2043[11]		1,073		1,082
Fannie Mae Pool #AL8773 3.50% 2045[11]		5,612		5,517
Fannie Mae Pool #AL8354 3.50% 2045[11]		1,445		1,418
Fannie Mae Pool #AS8310 3.00% 2046[11]		396		375
Fannie Mae Pool #AL8522 3.50% 2046[11]		2,959		2,895
Fannie Mae Pool #BD9699 3.50% 2046[11]		1,500		1,467
Fannie Mae Pool #BD9307 4.00% 2046[11]		1,337		1,343
Fannie Mae Pool #BC7611 4.00% 2046[11]		115		115
Fannie Mae Pool #BM1179 3.00% 2047[11]		509		482
Fannie Mae Pool #BE1290 3.50% 2047[11]		2,188		2,140
Fannie Mae Pool #CA0770 3.50% 2047[11]		1,665		1,632
Fannie Mae Pool #MA3211 4.00% 2047[11]		2,898		2,913
Fannie Mae Pool #257036 7.00% 2047[11]		6		7
Fannie Mae Pool #256975 7.00% 2047[11]		2		2
Fannie Mae Pool #FM3278 3.50% 2048[11]		18,036		17,646
Fannie Mae Pool #MA3277 4.00% 2048[11]		12		12
Fannie Mae Pool #BK5255 4.00% 2048[11]		13		12
Fannie Mae Pool #CA4756 3.00% 2049[11]		1,857		1,745
Fannie Mae Pool #CB2375 2.50% 2051[11]		8,289		7,502
Fannie Mae Pool #CB2319 2.50% 2051[11]		204		185

116	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2372 2.50% 2051[11]	USD	97	$88
Fannie Mae Pool #BT9510 2.50% 2051[11]		97	88
Fannie Mae Pool #BT9483 2.50% 2051[11]		98	88
Fannie Mae Pool #FM8453 3.00% 2051[11]		5,152	4,861
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[11]		92	98
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[11]		27	30
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,12]		204	203
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 2023[11,12]		2,529	2,521
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,12]		2,637	2,643
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,12]		4,093	4,063
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[11,12]		1,853	1,852
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.556% 2026[11,12]		7,783	7,501
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,12]		2,784	2,717
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[11]		46	40
Freddie Mac Pool #C91912 3.00% 2037[11]		11,757	11,544
Freddie Mac Pool #G03978 5.00% 2038[11]		462	488
Freddie Mac Pool #G04553 6.50% 2038[11]		55	60
Freddie Mac Pool #G08347 4.50% 2039[11]		72	75
Freddie Mac Pool #C03518 5.00% 2040[11]		612	646
Freddie Mac Pool #Q05807 4.00% 2042[11]		1,777	1,796
Freddie Mac Pool #Q23185 4.00% 2043[11]		1,403	1,418
Freddie Mac Pool #Q23190 4.00% 2043[11]		833	844
Freddie Mac Pool #760014 2.797% 2045[11,12]		204	203
Freddie Mac Pool #Q37988 4.00% 2045[11]		6,202	6,243
Freddie Mac Pool #G60344 4.00% 2045[11]		5,323	5,382
Freddie Mac Pool #Z40130 3.00% 2046[11]		4,764	4,558
Freddie Mac Pool #Q41909 4.50% 2046[11]		285	292
Freddie Mac Pool #Q41090 4.50% 2046[11]		252	257
Freddie Mac Pool #760015 2.557% 2047[11,12]		487	482
Freddie Mac Pool #Q46021 3.50% 2047[11]		1,166	1,141
Freddie Mac Pool #SI2002 4.00% 2048[11]		2,562	2,570
Freddie Mac Pool #SD7528 2.00% 2050[11]		18,947	16,578
Freddie Mac Pool #SD7545 2.50% 2051[11]		7,407	6,727
Freddie Mac Pool #RA6483 2.50% 2051[11]		7,232	6,535
Freddie Mac Pool #QD3220 2.50% 2051[11]		97	88
Freddie Mac Pool #RA5971 3.00% 2051[11]		7,186	6,752
Freddie Mac, Series T041, Class 3A, 4.493% 2032[11,12]		199	201
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[11]		3,573	3,519
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[11]		4,000	3,987
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,12]		9,778	9,861
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[11]		10,050	9,788
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[11]		7,370	7,314
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[11]		4,755	4,675
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[11]		3,237	3,300
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[11]		19,961	17,884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]		5,498	5,359
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,12]		5,424	5,296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,12]		2,810	2,745
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,12]		1,218	1,198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,12]		971	939
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]		2,047	1,996
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[11]		1,982	1,964
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]		796	778

American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[11]	USD	10,209	$10,103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[11]		5,832	5,680
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[11]		2,318	2,299
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[11]		2,951	2,836
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[11]		4,582	4,542
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[11]		2,455	2,412
Government National Mortgage Assn. 2.00% 2052[11,13]		68,784	61,046
Government National Mortgage Assn. 2.50% 2052[11,13]		5,866	5,370
Government National Mortgage Assn. 3.00% 2052[11,13]		98,663	93,044
Government National Mortgage Assn. 3.50% 2052[11,13]		16,452	15,968
Government National Mortgage Assn. 4.00% 2052[11,13]		8,644	8,590
Government National Mortgage Assn. 4.00% 2052[11,13]		7,382	7,352
Government National Mortgage Assn. 4.50% 2052[11,13]		33,456	33,830
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[11]		441	441
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[11]		381	388
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[11]		226	231
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[11]		2,018	2,065
Government National Mortgage Assn. Pool #MA7316 4.50% 2051[11]		558	569
Uniform Mortgage-Backed Security 1.50% 2037[11,13]		19,795	18,006
Uniform Mortgage-Backed Security 2.00% 2037[11,13]		27,169	25,366
Uniform Mortgage-Backed Security 2.50% 2037[11,13]		638	609
Uniform Mortgage-Backed Security 3.00% 2037[11,13]		12,453	12,169
Uniform Mortgage-Backed Security 2.00% 2052[11,13]		134,092	116,283
Uniform Mortgage-Backed Security 2.50% 2052[11,13]		155,788	139,985
Uniform Mortgage-Backed Security 3.00% 2052[11,13]		236,465	220,060
Uniform Mortgage-Backed Security 3.00% 2052[11,13]		4,800	4,472
Uniform Mortgage-Backed Security 3.50% 2052[11,13]		130,313	125,212
Uniform Mortgage-Backed Security 4.00% 2052[11,13]		73,067	71,827
Uniform Mortgage-Backed Security 4.00% 2052[11,13]		27,346	26,928
Uniform Mortgage-Backed Security 4.50% 2052[11,13]		79,783	79,936
Uniform Mortgage-Backed Security 4.50% 2052[11,13]		27,637	27,639
Uniform Mortgage-Backed Security 5.00% 2052[11,13]		80,945	82,414
Uniform Mortgage-Backed Security 5.00% 2052[11,13]		14,450	14,681
			1,525,097

Commercial mortgage-backed securities 0.46%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[11]		2,909	2,554
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[11,12]		2,550	2,383
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 2.174% 2036[6,11,12]		2,000	1,961
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[11]		1,000	967
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[11]		2,960	2,574
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[11,12]		6,337	6,467
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.913% 2034[6,11,12]		5,954	5,658
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[6,11,12]		4,505	4,352
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[6,11,12]		7,968	7,506
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[6,11,12]		5,968	5,594
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[6,11,12]		7,481	7,192

118	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[6,11,12]	USD	5,254	$5,065
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[6,11,12]		1,351	1,297
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[6,11,12]		1,220	1,161
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[11]		614	607
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[11]		4,735	4,684
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[11]		923	916
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[6,11,12]		1,564	1,528
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[6,11,12]		1,428	1,388
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[6,11,12]		1,492	1,446
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[6,11]		3,795	3,147
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[11]		2,489	2,168
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[6,11]		1,964	1,812
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[6,11]		868	797
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[6,11,12]		523	467
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[6,11]		1,431	1,254
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[6,11,12]		3,572	3,445
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.724% 2038[6,11,12]		1,904	1,828
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[6,11]		13,772	12,136
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[6,11,12]		3,950	3,854
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[11]		663	657
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[11]		582	573
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[6,11]		2,194	1,867
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[6,11,12]		4,808	4,576
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 2.279% 2039[6,11,12]		10,709	10,315
			114,196

Collateralized mortgage-backed obligations (privately originated) 0.15%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[6,11,12]		1,254	1,164
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[6,11,12]		1,556	1,550
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 3.861% 2068[6,11,12]		1,345	1,322
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[6,11,12]		562	556
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[6,11]		4,102	3,789
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[6,11,12]		2,230	2,101
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[11]		156	152
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[6,11]		6,481	6,980
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[6,11]		2,299	2,478
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 4.924% 2027[11,12]		321	324
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[6,11]		4,356	3,897

American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[6,11,12]	USD	3,481	$3,482
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[6,11,12]		1,133	1,129
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[11]		329	320
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[6,11,12]		4,040	3,926
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[6,11,12]		1,745	1,723
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[6,11,12]		2,862	2,449
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[6,11,12]		403	395
			37,737

Total mortgage-backed obligations			1,677,030

Corporate bonds, notes & loans 6.00%
Financials 1.23%
ACE INA Holdings, Inc. 2.875% 2022		3,880	3,881
ACE INA Holdings, Inc. 3.35% 2026		880	862
ACE INA Holdings, Inc. 4.35% 2045		400	378
Advisor Group Holdings, LLC 6.25% 2028[6]		4,470	3,907
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		5,457	4,756
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		4,501	3,796
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		2,838	2,275
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033		1,781	1,409
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		1,970	1,423
AG Merger Sub II, Inc. 10.75% 2027[6]		2,420	2,396
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[6]		2,100	1,821
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[6]		2,295	1,908
Ally Financial, Inc. 8.00% 2031		3,000	3,286
American International Group, Inc. 2.50% 2025		15,800	15,080
AmWINS Group, Inc. 4.875% 2029[6]		1,348	1,106
Aretec Escrow Issuer, Inc. 7.50% 2029[6]		1,000	854
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[14]		2,428	2,131
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[14]		6,000	5,983
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[14]		6,000	5,788
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[14]		2,500	2,241
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[14]		1,565	1,394
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[14]		2,345	2,186
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[14]		1,000	800
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[14]		1,953	1,613
Bank of Nova Scotia 1.625% 2023		5,000	4,932
Berkshire Hathaway, Inc. 2.75% 2023		1,615	1,615
Berkshire Hathaway, Inc. 3.125% 2026		500	491
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[6,14]		2,400	2,010
Castlelake Aviation Finance DAC 5.00% 2027[6]		3,370	2,805
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[14]		3,254	2,843
CME Group, Inc. 3.75% 2028		3,425	3,380
Coinbase Global, Inc. 3.375% 2028[6]		2,625	1,660
Coinbase Global, Inc. 3.625% 2031[6]		2,875	1,623
Commonwealth Bank of Australia 3.35% 2024		1,225	1,219
Commonwealth Bank of Australia 3.35% 2024[6]		1,000	995
Commonwealth Bank of Australia 2.688% 2031[6]		4,575	3,728
Compass Diversified Holdings 5.25% 2029[6]		820	678
Compass Diversified Holdings 5.00% 2032[6]		715	554
Corebridge Financial, Inc. 3.50% 2025[6]		642	624
Corebridge Financial, Inc. 3.65% 2027[6]		914	860
Corebridge Financial, Inc. 3.85% 2029[6]		621	574
Corebridge Financial, Inc. 3.90% 2032[6]		351	315
Corebridge Financial, Inc. 4.35% 2042[6]		203	174
Corebridge Financial, Inc. 4.40% 2052[6]		489	409

120	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Crédit Agricole SA 4.375% 2025[6]	USD	850	$837
Credit Suisse Group AG 3.80% 2023		1,625	1,610
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,14]		800	720
Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,14]		6,000	5,905
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[14]		5,000	4,332
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[3,4,12,15]		816	723
Digital Currency Group, Inc., Term Loan, 8.75% 2026[3,4,15]		1,089	926
FS Energy and Power Fund 7.50% 2023[6]		1,995	2,003
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[14]		2,198	1,947
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[14]		4,000	3,633
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[14]		390	368
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[14]		2,323	1,931
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[14]		2,000	1,531
Groupe BPCE SA 2.75% 2023[6]		600	598
Groupe BPCE SA 5.70% 2023[6]		2,250	2,284
Groupe BPCE SA 5.15% 2024[6]		3,710	3,713
Groupe BPCE SA 1.00% 2026[6]		3,000	2,664
Hightower Holding, LLC 6.75% 2029[6]		870	655
HSBC Holdings PLC 4.25% 2024		3,000	2,988
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[14]		625	597
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[14]		3,000	2,775
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[14]		1,500	1,379
Icahn Enterprises Finance Corp. 5.25% 2027		1,185	1,052
Icahn Enterprises Finance Corp. 4.375% 2029		1,525	1,235
Intercontinental Exchange, Inc. 2.65% 2040		7,425	5,464
Intesa Sanpaolo SpA 3.375% 2023[6]		750	747
Intesa Sanpaolo SpA 3.25% 2024[6]		750	727
Intesa Sanpaolo SpA 5.017% 2024[6]		1,730	1,652
Intesa Sanpaolo SpA 3.875% 2027[6]		300	277
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[14]		4,725	4,713
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[14]		6,000	5,933
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[14]		4,000	3,938
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[14]		299	294
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[14]		1,222	1,101
Ladder Capital Corp. 4.25% 2027[6]		3,757	3,039
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[14]		750	748
Lloyds Banking Group PLC 4.05% 2023		2,000	2,006
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[14]		800	712
Lloyds Banking Group PLC 4.375% 2028		2,150	2,091
LPL Holdings, Inc. 4.625% 2027[6]		2,700	2,525
LPL Holdings, Inc. 4.375% 2031[6]		1,805	1,545
Marsh & McLennan Companies, Inc. 3.875% 2024		820	822
Marsh & McLennan Companies, Inc. 4.375% 2029		1,705	1,687
Marsh & McLennan Companies, Inc. 4.90% 2049		719	707
Marsh & McLennan Companies, Inc. 2.90% 2051		920	648
MGIC Investment Corp. 5.25% 2028		1,175	1,054
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024		1,610	1,569
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[14]		300	299
Morgan Stanley 3.125% 2026		325	311
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[14]		2,000	1,734
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[14]		856	675
MSCI, Inc. 3.625% 2031[6]		2,225	1,836
National Australia Bank, Ltd. 1.887% 2027[6]		5,000	4,539
Navient Corp. 5.50% 2023		2,594	2,576

American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Navient Corp. 5.875% 2024	USD	1,005	$926
Navient Corp. 6.125% 2024		8,030	7,629
Navient Corp. 5.50% 2029		5,980	4,620
New York Life Global Funding 2.35% 2026[6]		590	558
Northwestern Mutual Global Funding 1.75% 2027[6]		9,400	8,553
Onemain Finance Corp. 3.875% 2028		756	579
Owl Rock Capital Corp. 3.75% 2025		2,874	2,661
Owl Rock Capital Corp. 4.00% 2025		102	96
Owl Rock Capital Corp. 3.40% 2026		1,290	1,135
Owl Rock Capital Corp. II 4.625% 2024[6]		2,305	2,194
Owl Rock Capital Corp. III 3.125% 2027[6]		2,520	2,156
Owl Rock Core Income Corp. 4.70% 2027[6]		2,500	2,283
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[6]		1,125	1,079
PNC Financial Services Group, Inc. 2.854% 2022[14]		1,445	1,446
PNC Financial Services Group, Inc. 3.90% 2024		2,000	2,006
Power Financial Corp., Ltd. 5.25% 2028		383	381
Power Financial Corp., Ltd. 6.15% 2028		350	364
Power Financial Corp., Ltd. 4.50% 2029		554	517
Power Financial Corp., Ltd. 3.95% 2030		1,213	1,077
Prudential Financial, Inc. 4.35% 2050		2,205	2,036
Prudential Financial, Inc. 3.70% 2051		755	632
Quicken Loans, LLC 3.625% 2029[6]		1,505	1,186
Rabobank Nederland 4.375% 2025		4,500	4,469
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[6]		2,110	1,750
Royal Bank of Canada 1.15% 2025		4,711	4,365
Ryan Specialty Group, LLC 4.375% 2030[6]		270	235
Springleaf Finance Corp. 6.125% 2024		2,550	2,442
Starwood Property Trust, Inc. 5.50% 2023[6]		1,160	1,149
Starwood Property Trust, Inc. 4.375% 2027[6]		1,540	1,339
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,14]		2,800	2,658
Toronto-Dominion Bank 2.65% 2024		625	614
Toronto-Dominion Bank 0.75% 2025		5,375	4,858
Toronto-Dominion Bank 1.25% 2026		2,425	2,154
Toronto-Dominion Bank 1.95% 2027		2,500	2,263
Toronto-Dominion Bank 2.45% 2032		1,500	1,255
Travelers Companies, Inc. 4.00% 2047		860	763
U.S. Bancorp 2.375% 2026		4,000	3,779
UBS Group AG 4.125% 2025[6]		2,750	2,732
UniCredit SpA 4.625% 2027[6]		625	600
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[14]		8,000	7,528
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[14]		4,337	4,112
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[14]		729	642
Westpac Banking Corp. 2.75% 2023		1,750	1,747
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[14]		3,000	2,846
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[14]		3,325	2,650
Westpac Banking Corp. 2.963% 2040		1,500	1,087
			307,289

Energy 0.69%
Antero Midstream Partners LP 5.375% 2029[6]		2,170	1,947
Antero Resources Corp. 7.625% 2029[6]		1,634	1,665
Ascent Resources - Utica, LLC 7.00% 2026[6]		2,000	1,863
Ascent Resources - Utica, LLC 5.875% 2029[6]		1,040	917
Bonanza Creek Energy, Inc. 5.00% 2026[6]		480	431
BP Capital Markets America, Inc. 2.772% 2050		681	474
Canadian Natural Resources, Ltd. 2.95% 2023		1,935	1,928

122	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Canadian Natural Resources, Ltd. 2.05% 2025	USD	961	$900
Canadian Natural Resources, Ltd. 4.95% 2047		1,559	1,480
Cheniere Energy Partners LP 4.50% 2029		1,085	971
Cheniere Energy Partners LP 4.00% 2031		4,485	3,824
Cheniere Energy Partners LP 3.25% 2032[6]		998	788
Cheniere Energy, Inc. 4.625% 2028		4,645	4,198
Chesapeake Energy Corp. 4.875% 2022[16]		7,225	140
Chesapeake Energy Corp. 5.50% 2026[6]		685	654
Chesapeake Energy Corp. 5.875% 2029[6]		2,240	2,117
CNX Midstream Partners LP 4.75% 2030[6]		1,055	888
CNX Resources Corp. 7.25% 2027[6]		1,725	1,693
CNX Resources Corp. 6.00% 2029[6]		2,675	2,504
Comstock Resources, Inc. 5.875% 2030[6]		450	388
Constellation Oil Services Holding SA 13.50% 2025[3,4,6]		1,121	1,120
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[17]		428	358
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[6,12,17]		204	201
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[12,17]		185	182
Diamondback Energy, Inc. 4.40% 2051		2,594	2,215
DT Midstream, Inc. 4.375% 2031[6]		1,680	1,412
Enbridge Energy Partners LP, Series B, 7.50% 2038		300	353
Enbridge, Inc. 4.00% 2023		278	279
Enbridge, Inc. 2.50% 2025		300	289
Enbridge, Inc. 3.70% 2027		62	59
Energy Transfer Operating LP 5.00% 2050		1,869	1,593
Energy Transfer Partners LP 4.50% 2024		1,210	1,211
Energy Transfer Partners LP 4.75% 2026		2,494	2,488
Energy Transfer Partners LP 5.25% 2029		757	751
Energy Transfer Partners LP 6.00% 2048		774	729
Energy Transfer Partners LP 6.25% 2049		757	735
Enterprise Products Operating, LLC 4.90% 2046		500	458
EQM Midstream Partners, LP 4.125% 2026		686	594
EQM Midstream Partners, LP 6.50% 2027[6]		1,690	1,574
EQM Midstream Partners, LP 5.50% 2028		3,088	2,672
EQM Midstream Partners, LP 7.50% 2030[6]		642	618
EQM Midstream Partners, LP 4.75% 2031[6]		1,635	1,309
EQT Corp. 5.00% 2029		340	330
EQT Corp. 7.50% 2030[14]		1,110	1,194
EQT Corp. 3.625% 2031[6]		400	346
Equinor ASA 3.00% 2027		4,000	3,853
Equinor ASA 3.625% 2028		3,685	3,605
Exxon Mobil Corp. 2.019% 2024		643	627
Exxon Mobil Corp. 2.44% 2029		1,963	1,768
Exxon Mobil Corp. 3.452% 2051		1,000	819
Genesis Energy, LP 6.50% 2025		4,280	3,954
Genesis Energy, LP 6.25% 2026		1,805	1,615
Genesis Energy, LP 8.00% 2027		3,812	3,384
Genesis Energy, LP 7.75% 2028		470	407
Halliburton Company 3.80% 2025		6	6
Harvest Midstream I, LP 7.50% 2028[6]		850	800
Hess Midstream Operations LP 4.25% 2030[6]		960	806
Hess Midstream Operations LP 5.50% 2030[6]		400	360
Hess Midstream Partners LP 5.125% 2028[6]		2,155	1,938
Hilcorp Energy I, LP 6.00% 2030[6]		350	305
Hilcorp Energy I, LP 6.00% 2031[6]		460	397
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[6]		545	514
Marathon Oil Corp. 4.40% 2027		1,005	982
MPLX LP 4.125% 2027		500	484
MPLX LP 2.65% 2030		4,273	3,571
MPLX LP 4.50% 2038		750	659
MPLX LP 4.70% 2048		1,101	928
MPLX LP 5.50% 2049		4,491	4,176

American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
New Fortress Energy, Inc. 6.75% 2025[6]	USD	1,065	$1,009
New Fortress Energy, Inc. 6.50% 2026[6]		2,435	2,210
NGL Energy Operating, LLC 7.50% 2026[6]		13,095	11,832
NGL Energy Partners LP 6.125% 2025		3,422	2,603
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[6]		4,265	3,969
Oasis Petroleum, Inc. 6.375% 2026[6]		1,945	1,802
ONEOK, Inc. 5.85% 2026		2,469	2,562
ONEOK, Inc. 5.20% 2048		2,500	2,222
Parkland Corp. 4.625% 2030[6]		1,035	841
Petróleos Mexicanos 6.875% 2025		3,755	3,520
Petróleos Mexicanos 5.35% 2028		1,870	1,489
Petróleos Mexicanos 6.75% 2047		706	438
Pioneer Natural Resources Company 2.15% 2031		1,669	1,376
Plains All American Pipeline LP 3.80% 2030		113	100
Range Resources Corp. 8.25% 2029		1,040	1,062
Range Resources Corp. 4.75% 2030[6]		1,670	1,500
Rockies Express Pipeline, LLC 4.95% 2029[6]		2,689	2,304
Schlumberger BV 3.75% 2024[6]		495	493
Schlumberger BV 4.00% 2025[6]		70	70
Southwestern Energy Co. 7.75% 2027		2,450	2,503
Southwestern Energy Co. 8.375% 2028		395	417
Southwestern Energy Co. 5.375% 2029		1,355	1,259
Southwestern Energy Co. 5.375% 2030		1,945	1,793
Southwestern Energy Co. 4.75% 2032		960	823
Statoil ASA 3.25% 2024		2,850	2,835
Statoil ASA 4.25% 2041		2,000	1,876
Sunoco Logistics Operating Partners LP 5.40% 2047		650	572
Sunoco LP 4.50% 2029		1,050	868
Sunoco LP 4.50% 2030[6]		1,255	1,016
Targa Resources Partners LP 5.50% 2030		2,260	2,161
Teekay Offshore Partners LP 8.50% 2023[3,4,6]		3,550	3,230
Total SE 2.986% 2041		88	69
TransCanada PipeLines, Ltd. 4.25% 2028		1,090	1,062
TransCanada PipeLines, Ltd. 4.10% 2030		598	572
TransCanada PipeLines, Ltd. 4.75% 2038		2,000	1,896
TransCanada PipeLines, Ltd. 4.875% 2048		700	673
Valero Energy Corp. 4.00% 2029		4,000	3,787
Venture Global Calcasieu Pass, LLC 4.125% 2031[6]		840	720
Weatherford International, Ltd. 11.00% 2024[6]		1,196	1,207
Weatherford International, Ltd. 6.50% 2028[6]		2,380	2,140
Weatherford International, Ltd. 8.625% 2030[6]		6,460	5,373
Western Gas Partners LP 4.50% 2028		4,468	4,051
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[14]		1,125	976
Williams Companies, Inc. 3.50% 2030		1,094	987
			173,066

Health care 0.68%
AbbVie, Inc. 3.80% 2025		206	205
AbbVie, Inc. 2.95% 2026		1,445	1,370
AdaptHealth, LLC 5.125% 2030[6]		830	701
AmerisourceBergen Corp. 0.737% 2023		1,961	1,924
Amgen, Inc. 4.20% 2052		875	769
Amgen, Inc. 4.40% 2062		1,697	1,481
Anthem, Inc. 2.375% 2025		818	788
AstraZeneca Finance, LLC 1.20% 2026		3,786	3,431
AstraZeneca Finance, LLC 1.75% 2028		1,871	1,652
AstraZeneca Finance, LLC 2.25% 2031		742	647
AstraZeneca PLC 3.375% 2025		1,140	1,131
Bausch Health Companies, Inc. 6.125% 2027[6]		1,600	1,363
Bausch Health Companies, Inc. 4.875% 2028[6]		2,125	1,667

124	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bausch Health Companies, Inc. 5.00% 2028[6]	USD	1,735	$929
Bausch Health Companies, Inc. 5.00% 2029[6]		1,000	523
Bausch Health Companies, Inc. 5.25% 2031[6]		3,910	2,012
Baxter International, Inc. 1.322% 2024		7,109	6,682
Baxter International, Inc. 1.915% 2027		4,739	4,248
Baxter International, Inc. 2.272% 2028		3,180	2,788
Bayer US Finance II, LLC 3.875% 2023[6]		1,685	1,683
Becton, Dickinson and Company 3.363% 2024		198	196
Boston Scientific Corp. 3.45% 2024		313	313
Centene Corp. 4.25% 2027		565	529
Centene Corp. 2.45% 2028		1,325	1,109
Centene Corp. 4.625% 2029		4,785	4,476
Centene Corp. 3.00% 2030		5,865	4,876
Cigna Corp. 3.75% 2023		245	246
Cigna Corp. 4.80% 2038		2,692	2,623
Community Health Systems, Inc. 5.625% 2027[6]		1,600	1,359
Community Health Systems, Inc. 5.25% 2030[6]		2,935	2,236
Eli Lilly and Company 3.375% 2029		1,353	1,325
GlaxoSmithKline PLC 3.625% 2025		3,585	3,593
HCA, Inc. 3.375% 2029[6]		804	708
HCA, Inc. 3.50% 2030		4,050	3,457
HCA, Inc. 3.625% 2032[6]		1,000	845
HCA, Inc. 4.375% 2042[6]		1,500	1,210
HCA, Inc. 4.625% 2052[6]		1,450	1,162
Jazz Securities DAC 4.375% 2029[6]		1,975	1,761
Merck & Co., Inc. 1.90% 2028		2,611	2,322
Merck & Co., Inc. 2.75% 2051		1,103	817
Molina Healthcare, Inc. 4.375% 2028[6]		440	394
Molina Healthcare, Inc. 3.875% 2030[6]		2,899	2,483
Molina Healthcare, Inc. 3.875% 2032[6]		3,855	3,240
Novant Health, Inc. 3.168% 2051		3,750	2,921
Novartis Capital Corp. 1.75% 2025		1,250	1,207
Novartis Capital Corp. 2.00% 2027		2,386	2,224
Owens & Minor, Inc. 4.375% 2024		5,615	5,496
Owens & Minor, Inc. 4.50% 2029[6]		3,685	3,013
Par Pharmaceutical, Inc. 7.50% 2027[6]		6,678	5,096
Pfizer, Inc. 2.95% 2024		825	822
Shire PLC 2.875% 2023		1,365	1,350
Summa Health 3.511% 2051		1,655	1,363
Tenet Healthcare Corp. 4.875% 2026[6]		11,225	10,366
Tenet Healthcare Corp. 4.25% 2029[6]		2,060	1,741
Tenet Healthcare Corp. 4.375% 2030[6]		1,925	1,632
Teva Pharmaceutical Finance Co. BV 6.00% 2024		7,016	6,928
Teva Pharmaceutical Finance Co. BV 7.125% 2025		1,935	1,891
Teva Pharmaceutical Finance Co. BV 3.15% 2026		17,790	14,646
Teva Pharmaceutical Finance Co. BV 5.125% 2029		10,195	8,424
Teva Pharmaceutical Finance Co. BV 4.10% 2046		3,550	2,222
UnitedHealth Group, Inc. 1.15% 2026		2,610	2,370
UnitedHealth Group, Inc. 4.00% 2029		3,541	3,510
UnitedHealth Group, Inc. 2.00% 2030		974	835
UnitedHealth Group, Inc. 2.30% 2031		1,312	1,138
UnitedHealth Group, Inc. 4.20% 2032		767	767
UnitedHealth Group, Inc. 3.05% 2041		3,875	3,130
UnitedHealth Group, Inc. 3.25% 2051		2,504	1,970
UnitedHealth Group, Inc. 4.75% 2052		7,505	7,514
			169,850

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 0.66%
Allied Universal Holdco, LLC 4.625% 2028[6]	USD	1,660	$1,374
Amazon.com, Inc. 2.70% 2060		2,765	1,880
American Honda Finance Corp. 3.50% 2028		750	723
Asbury Automotive Group, Inc. 4.625% 2029[6]		2,115	1,751
Atlas LuxCo 4 SARL 4.625% 2028[6]		1,065	864
Bayerische Motoren Werke AG 2.25% 2023[6]		300	296
Caesars Entertainment, Inc. 6.25% 2025[6]		2,815	2,722
Carnival Corp. 7.625% 2026[6]		700	544
Carnival Corp. 4.00% 2028[6]		3,875	3,191
Carvana Co. 5.625% 2025[6]		1,340	1,031
Carvana Co. 5.50% 2027[6]		3,661	2,368
Carvana Co. 5.875% 2028[6]		3,474	2,210
Carvana Co. 4.875% 2029[6]		2,150	1,226
Daimler Trucks Finance North America, LLC 3.50% 2025[6]		2,000	1,961
Daimler Trucks Finance North America, LLC 2.00% 2026[6]		2,400	2,158
Daimler Trucks Finance North America, LLC 3.65% 2027[6]		450	431
Daimler Trucks Finance North America, LLC 2.375% 2028[6]		1,350	1,163
Fertitta Entertainment, Inc. 4.625% 2029[6]		3,580	3,062
Fertitta Entertainment, Inc. 6.75% 2030[6]		1,790	1,379
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[6]		1,300	1,042
Ford Motor Credit Company, LLC 3.375% 2025		4,475	4,044
Ford Motor Credit Company, LLC 5.125% 2025		5,855	5,603
Ford Motor Credit Company, LLC 2.70% 2026		2,110	1,801
Ford Motor Credit Company, LLC 4.542% 2026		2,455	2,251
General Motors Financial Co. 3.50% 2024		4,145	4,054
General Motors Financial Co. 2.35% 2027		272	240
General Motors Financial Co. 2.70% 2027		467	411
Hanesbrands, Inc. 4.875% 2026[6]		2,700	2,506
Hilton Grand Vacations Borrower 5.00% 2029[6]		3,580	2,905
Hilton Worldwide Holdings, Inc. 4.00% 2031[6]		1,885	1,572
Home Depot, Inc. 1.50% 2028		3,000	2,614
Home Depot, Inc. 3.90% 2028		825	826
Home Depot, Inc. 2.95% 2029		4,000	3,737
Home Depot, Inc. 1.875% 2031		3,000	2,501
Home Depot, Inc. 4.25% 2046		2,000	1,882
Home Depot, Inc. 4.50% 2048		428	418
Hyundai Capital America 3.25% 2022[6]		480	480
Hyundai Capital America 1.00% 2024[6]		3,025	2,810
Hyundai Capital America 1.50% 2026[6]		850	753
Hyundai Capital America 1.65% 2026[6]		3,075	2,714
Hyundai Capital America 2.375% 2027[6]		2,579	2,271
Hyundai Capital America 2.10% 2028[6]		3,075	2,595
International Game Technology PLC 6.50% 2025[6]		2,855	2,846
International Game Technology PLC 5.25% 2029[6]		6,490	5,890
KB Home 7.25% 2030		1,295	1,229
Kontoor Brands, Inc. 4.125% 2029[6]		910	724
Lindblad Expeditions, LLC 6.75% 2027[6]		775	666
Lithia Motors, Inc. 3.875% 2029[6]		1,425	1,213
Lithia Motors, Inc. 4.375% 2031[6]		1,025	876
Marriott International, Inc. 2.75% 2033		2,500	1,969
Melco International Development, Ltd. 5.75% 2028[6]		1,710	1,103
NCL Corp., Ltd. 5.875% 2026[6]		825	650
NCL Corp., Ltd. 5.875% 2027[6]		1,375	1,178
NCL Corp., Ltd. 7.75% 2029[6]		1,375	1,054
Neiman Marcus Group, LLC 7.125% 2026[6]		1,345	1,244
Party City Holdings, Inc. 8.75% 2026[6]		1,650	1,112
Penske Automotive Group, Inc. 3.75% 2029		1,375	1,147
Premier Entertainment Sub, LLC 5.625% 2029[6]		1,690	1,206
Premier Entertainment Sub, LLC 5.875% 2031[6]		1,690	1,175
QVC, Inc. 4.75% 2027		220	174
QVC, Inc. 4.375% 2028		1,704	1,264

126	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Real Hero Merger Sub 2, Inc. 6.25% 2029[6]	USD	715	$543
Royal Caribbean Cruises, Ltd. 11.50% 2025[6]		2,023	2,084
Royal Caribbean Cruises, Ltd. 4.25% 2026[6]		3,120	2,222
Royal Caribbean Cruises, Ltd. 5.375% 2027[6]		2,520	1,838
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		2,705	2,544
Sands China, Ltd. 2.55% 2027[6,14]		2,075	1,515
Scientific Games Corp. 7.00% 2028[6]		750	705
Scientific Games Corp. 7.25% 2029[6]		2,240	2,104
Sonic Automotive, Inc. 4.625% 2029[6]		3,035	2,356
Sonic Automotive, Inc. 4.875% 2031[6]		1,325	999
Stellantis Finance US, Inc. 1.711% 2027[6]		2,200	1,915
Stellantis Finance US, Inc. 2.691% 2031[6]		2,150	1,705
Tempur Sealy International, Inc. 4.00% 2029[6]		1,235	997
The Gap, Inc. 3.625% 2029[6]		486	342
The Gap, Inc. 3.875% 2031[6]		323	226
Toyota Motor Credit Corp. 0.80% 2026		429	388
Toyota Motor Credit Corp. 1.90% 2027		4,640	4,267
Toyota Motor Credit Corp. 3.05% 2028		2,430	2,300
Travel + Leisure Co. 4.50% 2029[6]		2,100	1,628
VICI Properties LP 4.625% 2029[6]		995	891
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[6]		1,100	1,031
VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[6]		1,050	1,001
VICI Properties LP / VICI Note Co., Inc. 4.50% 2026[6]		600	553
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[6]		450	397
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[6]		2,225	1,918
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[6]		3,185	2,754
Volkswagen Group of America Finance, LLC 4.25% 2023[6]		3,770	3,772
Volkswagen Group of America Finance, LLC 4.625% 2025[6]		3,845	3,846
Volkswagen Group of America Finance, LLC 3.20% 2026[6]		3,201	3,031
Wheel Pros, Inc. 6.50% 2029[6]		1,750	1,239
Wyndham Destinations, Inc. 4.625% 2030[6]		1,300	1,009
Wyndham Worldwide Corp. 4.375% 2028[6]		2,255	1,976
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]		2,193	2,108
			163,288

Communication services 0.57%
Alphabet, Inc. 1.998% 2026		3,000	2,843
Alphabet, Inc. 1.90% 2040		1,375	988
Alphabet, Inc. 2.25% 2060		1,265	825
AT&T, Inc. 3.50% 2053		5,140	3,905
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025		500	502
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[6]		3,500	2,917
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[6]		2,500	2,146
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[6]		3,875	3,169
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032		2,710	2,203
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[6]		2,150	1,766
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052		3,000	2,088
Comcast Corp. 2.35% 2027		4,000	3,732
Comcast Corp. 3.20% 2036		375	318
Comcast Corp. 3.90% 2038		250	226
Comcast Corp. 2.80% 2051		791	561
Comcast Corp. 2.887% 2051		2,571	1,840
CSC Holdings, LLC 3.375% 2031[6]		1,875	1,392
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[6]		3,655	3,130
Embarq Corp. 7.995% 2036		3,450	2,598
Fox Corp. 4.03% 2024		1,120	1,121
Frontier Communications Corp. 5.875% 2027[6]		2,225	2,006
Frontier Communications Corp. 5.00% 2028[6]		5,550	4,730
Frontier Communications Corp. 6.75% 2029[6]		4,400	3,631
Frontier Communications Holdings, LLC 5.875% 2029		1,850	1,427

American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Frontier Communications Holdings, LLC 6.00% 2030[6]	USD	1,900	$1,467
Frontier Communications Holdings, LLC 8.75% 2030[6]		1,100	1,114
Gray Escrow II, Inc. 5.375% 2031[6]		900	723
iHeartCommunications, Inc. 5.25% 2027[6]		3,093	2,652
Intelsat Jackson Holding Co. 6.50% 2030[6]		2,891	2,392
Ligado Networks, LLC 15.50% PIK 2023[6,17]		2,782	1,517
Live Nation Entertainment, Inc. 3.75% 2028[6]		1,350	1,168
Magallanes, Inc. 3.638% 2025[6]		3,807	3,692
Magallanes, Inc. 3.755% 2027[6]		1,018	956
Magallanes, Inc. 4.054% 2029[6]		1,435	1,315
Magallanes, Inc. 4.279% 2032[6]		2,903	2,597
Magallanes, Inc. 5.05% 2042[6]		2,500	2,131
Magallanes, Inc. 5.141% 2052[6]		1,500	1,261
Midas OpCo Holdings, LLC 5.625% 2029[6]		3,205	2,584
Netflix, Inc. 4.875% 2028		1,250	1,179
Netflix, Inc. 5.875% 2028		2,175	2,132
Netflix, Inc. 5.375% 2029[6]		25	24
Netflix, Inc. 6.375% 2029		50	51
News Corp. 3.875% 2029[6]		875	758
News Corp. 5.125% 2032[6]		550	488
Nexstar Broadcasting, Inc. 4.75% 2028[6]		3,175	2,729
SBA Tower Trust 1.631% 2026[6]		8,707	7,799
Scripps Escrow II, Inc. 3.875% 2029[6]		2,325	1,953
Sinclair Television Group, Inc. 4.125% 2030[6]		1,175	934
Sirius XM Radio, Inc. 4.00% 2028[6]		3,575	3,105
Sirius XM Radio, Inc. 4.125% 2030[6]		950	796
Sirius XM Radio, Inc. 3.875% 2031[6]		1,975	1,576
Sprint Corp. 7.625% 2026		2,425	2,560
Sprint Corp. 6.875% 2028		7,550	7,962
Take-Two Interactive Software, Inc. 3.30% 2024		3,175	3,135
Take-Two Interactive Software, Inc. 3.70% 2027		2,783	2,704
Take-Two Interactive Software, Inc. 4.00% 2032		2,438	2,291
TEGNA, Inc. 5.00% 2029		1,500	1,423
T-Mobile US, Inc. 1.50% 2026		500	452
T-Mobile US, Inc. 2.05% 2028		325	282
T-Mobile US, Inc. 3.375% 2029		1,700	1,492
Univision Communications, Inc. 6.625% 2027[6]		5,800	5,533
Univision Communications, Inc. 4.50% 2029[6]		3,475	2,920
Univision Communications, Inc. 7.375% 2030[6]		225	220
Virgin Media O2 4.25% 2031[6]		4,525	3,650
Virgin Media Secured Finance PLC 4.50% 2030[6]		2,115	1,743
VMED O2 UK Financing I PLC 4.75% 2031[6]		225	182
Vodafone Group PLC 4.375% 2028		350	349
Vodafone Group PLC 5.25% 2048		500	477
Vodafone Group PLC 4.25% 2050		4,350	3,644
Ziggo Bond Co. BV 5.125% 2030[6]		1,775	1,395
Ziggo Bond Finance BV 4.875% 2030[6]		725	617
			142,188

Industrials 0.48%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[6]		1,005	927
ADT Security Corp. 4.125% 2029[6]		1,630	1,327
Allison Transmission Holdings, Inc. 3.75% 2031[6]		3,445	2,767
Avis Budget Car Rental, LLC 5.75% 2027[6]		1,025	912
Avis Budget Group, Inc. 5.375% 2029[6]		2,450	2,042
Avolon Holdings Funding, Ltd. 3.95% 2024[6]		1,587	1,521
Avolon Holdings Funding, Ltd. 4.25% 2026[6]		1,126	1,044
Avolon Holdings Funding, Ltd. 4.375% 2026[6]		1,975	1,832
Boeing Company 4.875% 2025		1,555	1,551
Boeing Company 3.10% 2026		251	234

128	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 3.25% 2028	USD	4,000	$3,578
Boeing Company 5.15% 2030		1,100	1,057
Boeing Company 3.60% 2034		6,250	4,996
Boeing Company 5.805% 2050		4,000	3,681
Bombardier, Inc. 7.50% 2024[6]		760	715
Bombardier, Inc. 7.125% 2026[6]		2,900	2,400
Bombardier, Inc. 7.875% 2027[6]		6,745	5,632
Bombardier, Inc. 6.00% 2028[6]		1,010	758
BWX Technologies, Inc. 4.125% 2029[6]		1,025	901
Canadian National Railway Company 3.20% 2046		930	728
Canadian Pacific Railway, Ltd. 1.75% 2026		1,385	1,254
Canadian Pacific Railway, Ltd. 2.45% 2031		1,738	1,489
Canadian Pacific Railway, Ltd. 3.10% 2051		829	612
Clarivate Science Holdings Corp. 3.875% 2028[6]		590	495
Clarivate Science Holdings Corp. 4.875% 2029[6]		520	429
CoreLogic, Inc. 4.50% 2028[6]		6,075	4,688
Covert Mergeco, Inc. 4.875% 2029[6]		1,035	844
CSX Corp. 4.25% 2029		1,062	1,057
CSX Corp. 2.50% 2051		1,125	759
General Electric Capital Corp. 4.418% 2035		649	607
Honeywell International, Inc. 2.30% 2024		2,640	2,595
Honeywell International, Inc. 1.35% 2025		5,947	5,606
Honeywell International, Inc. 2.70% 2029		1,470	1,350
Icahn Enterprises Finance Corp. 4.75% 2024		2,090	1,957
L3Harris Technologies, Inc. 1.80% 2031		2,625	2,098
LSC Communications, Inc. 8.75% 2023[3,4,6,16]		4,063	39
Masco Corp. 1.50% 2028		774	650
Masco Corp. 2.00% 2031		497	391
Masco Corp. 3.125% 2051		230	158
MasTec, Inc. 4.50% 2028[6]		1,425	1,284
Meritor, Inc. 4.50% 2028[6]		730	704
Norfolk Southern Corp. 3.05% 2050		2,746	2,018
Northrop Grumman Corp. 2.93% 2025		1,820	1,782
Northrop Grumman Corp. 3.25% 2028		3,495	3,325
Otis Worldwide Corp. 2.293% 2027		2,135	1,935
Roller Bearing Company of America, Inc. 4.375% 2029[6]		195	166
Rolls-Royce PLC 5.75% 2027[6]		765	692
Siemens AG 1.20% 2026[6]		3,887	3,525
Siemens AG 1.70% 2028[6]		3,700	3,245
SkyMiles IP, Ltd. 4.75% 2028[6]		2,950	2,789
The Brink’s Co. 4.625% 2027[6]		2,385	2,124
TransDigm, Inc. 6.25% 2026[6]		3,476	3,361
TransDigm, Inc. 5.50% 2027		2,200	1,874
Triumph Group, Inc. 6.25% 2024[6]		3,390	3,028
Triumph Group, Inc. 8.875% 2024[6]		1,877	1,893
Triumph Group, Inc. 7.75% 2025[6]		3,600	2,777
Union Pacific Corp. 2.40% 2030		2,414	2,137
Union Pacific Corp. 2.95% 2052		1,000	738
Union Pacific Corp. 3.839% 2060		546	457
Union Pacific Corp. 3.799% 2071		545	438
United Airlines Holdings, Inc. 6.50% 2027[6]		2,200	2,169
United Airlines, Inc. 4.375% 2026[6]		975	863
United Airlines, Inc. 4.625% 2029[6]		2,225	1,895
United Rentals, Inc. 3.875% 2031		2,050	1,733
United Technologies Corp. 3.65% 2023		52	52
United Technologies Corp. 3.95% 2025		3,155	3,166
United Technologies Corp. 4.125% 2028		1,075	1,062
Vertical U.S. Newco, Inc. 5.25% 2027[6]		2,000	1,787
			118,700

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials 0.39%
Alcoa Nederland Holding BV 4.125% 2029[6]	USD	950	$851
Allegheny Technologies, Inc. 4.875% 2029		710	567
Allegheny Technologies, Inc. 5.125% 2031		1,110	852
Anglo American Capital PLC 2.25% 2028[6]		484	418
Anglo American Capital PLC 2.625% 2030[6]		2,500	2,060
Anglo American Capital PLC 3.95% 2050[6]		1,281	985
Arconic Rolled Products Corp. 6.125% 2028[6]		750	702
Ball Corp. 3.125% 2031		3,520	2,845
Can-Pack SA / Canpack US, LLC 3.875% 2029[6]		935	731
Chevron Phillips Chemical Co., LLC 3.30% 2023[6]		595	594
Cleveland-Cliffs, Inc. 5.875% 2027		9,000	8,408
Cleveland-Cliffs, Inc. 4.625% 2029[6]		1,825	1,614
Cleveland-Cliffs, Inc. 4.875% 2031[6]		1,351	1,194
CVR Partners LP 6.125% 2028[6]		745	667
Dow Chemical Co. 3.60% 2050		1,328	1,016
First Quantum Minerals, Ltd. 6.50% 2024[6]		2,204	2,121
First Quantum Minerals, Ltd. 7.50% 2025[6]		11,350	10,754
First Quantum Minerals, Ltd. 6.875% 2026[6]		3,625	3,346
First Quantum Minerals, Ltd. 6.875% 2027[6]		4,240	3,798
FXI Holdings, Inc. 7.875% 2024[6]		1,721	1,496
FXI Holdings, Inc. 12.25% 2026[6]		4,392	3,917
Glencore Funding, LLC 4.125% 2024[6]		945	941
International Flavors & Fragrances, Inc. 1.832% 2027[6]		5,400	4,657
International Paper Co. 7.30% 2039		2,005	2,345
Joseph T. Ryerson & Son, Inc. 8.50% 2028[6]		164	169
Kaiser Aluminum Corp. 4.625% 2028[6]		1,620	1,351
LSB Industries, Inc. 6.25% 2028[6]		860	760
LYB International Finance III, LLC 2.25% 2030		1,198	989
LYB International Finance III, LLC 3.625% 2051		2,537	1,878
LYB International Finance III, LLC 3.80% 2060		1,186	844
Methanex Corp. 5.125% 2027		6,180	5,464
Mineral Resources, Ltd. 8.50% 2030[6]		1,525	1,505
Mosaic Co. 3.25% 2022		1,125	1,126
Mosaic Co. 4.05% 2027		1,050	1,028
Nova Chemicals Corp. 4.25% 2029[6]		1,875	1,468
Novelis Corp. 3.875% 2031[6]		1,115	861
Praxair, Inc. 1.10% 2030		2,938	2,352
Rio Tinto Finance (USA), Ltd. 2.75% 2051		1,837	1,347
SCIH Salt Holdings, Inc. 4.875% 2028[6]		3,485	2,904
SCIH Salt Holdings, Inc. 6.625% 2029[6]		1,230	974
Sherwin-Williams Company 3.125% 2024		275	271
Sherwin-Williams Company 3.80% 2049		5,208	4,176
South32 Treasury (USA), Ltd. 4.35% 2032[6]		2,180	2,039
Venator Materials Corp. 5.75% 2025[6]		5,845	4,689
Venator Materials Corp. 9.50% 2025[6]		1,700	1,708
Warrior Met Coal, Inc. 7.875% 2028[6]		2,900	2,767
Westlake Chemical Corp. 4.375% 2047		500	428
			97,977

Utilities 0.39%
Ameren Corp. 2.50% 2024		969	940
American Electric Power Company, Inc. 2.95% 2022		3,020	3,011
Calpine Corp. 3.75% 2031[6]		1,975	1,610
Commonwealth Edison Co. 4.35% 2045		1,085	1,006
Commonwealth Edison Co. 3.85% 2052		2,600	2,297
Dominion Resources, Inc., junior subordinated, 3.071% 2024[14]		1,775	1,734
Duke Energy Carolinas, LLC 3.95% 2028		1,250	1,233
Duke Energy Florida, LLC 3.20% 2027		1,445	1,411
Duke Energy Indiana, Inc. 3.25% 2049		1,225	950
Duke Energy Progress, LLC 3.70% 2046		457	390

130	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Progress, LLC 2.50% 2050	USD	202	$138
Duke Energy Progress, LLC 2.90% 2051		91	67
Edison International 3.55% 2024		2,200	2,148
EDP Finance BV 3.625% 2024[6]		4,100	4,070
Electricité de France SA 4.75% 2035[6]		1,250	1,165
Electricité de France SA 4.875% 2038[6]		2,750	2,439
Electricité de France SA 5.60% 2040		525	503
Emera US Finance LP 3.55% 2026		320	307
Enersis Américas SA 4.00% 2026		245	237
Entergy Corp. 2.80% 2030		3,325	2,855
Entergy Texas, Inc. 1.75% 2031		3,650	2,956
Eversource Energy 3.80% 2023		2,730	2,737
FirstEnergy Corp. 3.40% 2050		2,250	1,530
FirstEnergy Transmission, LLC 2.866% 2028[6]		675	572
Northern States Power Co. 4.125% 2044		3,525	3,203
NRG Energy, Inc. 3.625% 2031[6]		2,600	2,044
Pacific Gas and Electric Co. 2.10% 2027		125	105
Pacific Gas and Electric Co. 2.50% 2031		2,941	2,252
Pacific Gas and Electric Co. 3.30% 2040		100	69
Pacific Gas and Electric Co. 4.20% 2041		4,100	3,009
Pacific Gas and Electric Co. 3.50% 2050		1,250	837
PacifiCorp, First Mortgage Bonds, 4.125% 2049		4,000	3,591
PG&E Corp. 5.00% 2028		3,750	3,174
PG&E Corp. 5.25% 2030		3,400	2,804
Public Service Company of Colorado 1.875% 2031		2,775	2,322
Public Service Electric and Gas Co. 3.60% 2047		548	465
Public Service Electric and Gas Co. 3.15% 2050		2,451	1,909
Public Service Enterprise Group, Inc. 2.65% 2022		1,900	1,899
Southern California Edison Co. 2.85% 2029		4,450	3,947
Southern California Edison Co. 6.00% 2034		2,500	2,697
Southern California Edison Co. 5.35% 2035		3,000	2,997
Southern California Edison Co. 5.75% 2035		675	699
Southern California Edison Co. 4.00% 2047		264	215
Southern California Edison Co. 3.45% 2052		2,475	1,847
Talen Energy Corp. 7.25% 2027[6,16]		8,334	8,218
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[12,15,16]		2,815	2,705
Talen Energy Supply, LLC 7.625% 2028[6,16]		1,180	1,158
Targa Resources Partners LP 4.00% 2032		1,750	1,501
Venture Global Calcasieu Pass, LLC 3.875% 2029[6]		1,030	904
Virginia Electric and Power Co. 2.40% 2032		2,575	2,203
Virginia Electric and Power Co. 4.60% 2048		2,650	2,555
Xcel Energy, Inc. 2.60% 2029		1,950	1,702
			97,337

Real estate 0.34%
Alexandria Real Estate Equities, Inc. 3.80% 2026		315	309
Alexandria Real Estate Equities, Inc. 3.95% 2028		1,220	1,182
Alexandria Real Estate Equities, Inc. 2.75% 2029		1,940	1,699
Alexandria Real Estate Equities, Inc. 3.375% 2031		1,320	1,170
Alexandria Real Estate Equities, Inc. 1.875% 2033		4,095	3,084
Alexandria Real Estate Equities, Inc. 4.85% 2049		410	381
American Campus Communities, Inc. 3.75% 2023		3,055	3,059
American Campus Communities, Inc. 4.125% 2024		2,075	2,087
American Campus Communities, Inc. 3.625% 2027		9,545	9,374
American Campus Communities, Inc. 3.875% 2031		331	326
American Tower Corp. 1.45% 2026		2,369	2,074
American Tower Corp. 1.60% 2026		2,347	2,101
American Tower Corp. 3.55% 2027		1,425	1,337
American Tower Corp. 1.50% 2028		2,500	2,081

American Funds Insurance Series	131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Tower Corp. 3.60% 2028	USD	1,000	$936
American Tower Corp. 2.30% 2031		1,500	1,190
American Tower Corp. 2.95% 2051		2,000	1,358
Brandywine Operating Partnership LP 3.95% 2023		1,070	1,068
Brookfield Property REIT, Inc. 5.75% 2026[6]		2,575	2,357
Diversified Healthcare Trust 4.375% 2031		2,120	1,444
Essex Portfolio LP 3.875% 2024		1,000	998
Essex Portfolio LP 3.50% 2025		6,825	6,686
Extra Space Storage, Inc. 2.35% 2032		1,385	1,099
Gaming and Leisure Properties, Inc. 3.35% 2024		1,263	1,212
Host Hotels & Resorts LP 4.50% 2026		355	349
Howard Hughes Corp. 5.375% 2028[6]		1,450	1,217
Howard Hughes Corp. 4.125% 2029[6]		1,860	1,438
Howard Hughes Corp. 4.375% 2031[6]		2,615	1,940
Invitation Homes Operating Partnership LP 2.00% 2031		2,401	1,850
Iron Mountain, Inc. 5.25% 2030[6]		3,785	3,298
Iron Mountain, Inc. 4.50% 2031[6]		2,650	2,173
Kennedy-Wilson Holdings, Inc. 4.75% 2029		2,645	2,146
Kennedy-Wilson Holdings, Inc. 4.75% 2030		1,140	894
Kennedy-Wilson Holdings, Inc. 5.00% 2031		2,260	1,755
Park Intermediate Holdings, LLC 4.875% 2029[6]		2,280	1,961
Public Storage 2.37% 2022		565	564
Public Storage 1.85% 2028		2,490	2,159
Public Storage 1.95% 2028		2,027	1,754
Public Storage 2.30% 2031		719	605
Realogy Corp. 5.75% 2029[6]		2,260	1,718
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[6]		1,300	1,105
RLJ Lodging Trust, LP 4.00% 2029[6]		1,240	1,021
Scentre Group 3.25% 2025[6]		1,000	957
Scentre Group 3.50% 2025[6]		3,075	2,989
Scentre Group 3.75% 2027[6]		2,430	2,331
Sun Communities Operating LP 2.30% 2028		1,845	1,580
Sun Communities Operating LP 2.70% 2031		876	707
UDR, Inc. 2.95% 2026		760	718
			85,841

Information technology 0.30%
Adobe, Inc. 1.90% 2025		366	353
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[12,15]		4,150	3,593
Analog Devices, Inc. 1.70% 2028		1,286	1,128
Analog Devices, Inc. 2.10% 2031		1,212	1,036
Analog Devices, Inc. 2.80% 2041		2,961	2,325
Analog Devices, Inc. 2.95% 2051		1,955	1,495
Apple, Inc. 3.00% 2024		625	624
Apple, Inc. 3.35% 2027		40	40
Apple, Inc. 1.20% 2028		5,000	4,379
Avaya, Inc. 6.125% 2028[6]		1,600	1,048
Booz Allen Hamilton, Inc. 4.00% 2029[6]		1,000	874
Broadcom, Inc. 1.95% 2028[6]		1,407	1,199
Broadcom, Inc. 4.15% 2032[6]		2,811	2,541
Broadcom, Inc. 2.60% 2033[6]		2,524	1,944
Broadcom, Inc. 3.469% 2034[6]		1,771	1,444
Broadcom, Inc. 3.50% 2041[6]		3,948	2,984
CommScope Finance, LLC 6.00% 2026[6]		1,600	1,477
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[12,15]		5,393	4,577
Diebold Nixdorf, Inc. 9.375% 2025[6]		10,131	7,097
Diebold, Inc. 8.50% 2024		6,790	3,540
Fidelity National Information Services, Inc. 3.10% 2041		302	221
Fiserv, Inc. 3.50% 2029		471	430
Fiserv, Inc. 2.65% 2030		3,605	3,057

132	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Gartner, Inc. 4.50% 2028[6]	USD	650	$598
Intuit, Inc. 0.95% 2025		1,530	1,410
Intuit, Inc. 1.35% 2027		1,395	1,219
Intuit, Inc. 1.65% 2030		1,845	1,517
Mastercard, Inc. 2.00% 2031		3,874	3,269
Microsoft Corp. 2.921% 2052		4,814	3,805
MoneyGram International, Inc. 5.375% 2026[6]		750	715
NCR Corp. 5.125% 2029[6]		1,650	1,399
PayPal Holdings, Inc. 2.65% 2026		2,364	2,243
PayPal Holdings, Inc. 2.30% 2030		2,200	1,891
Sabre GLBL, Inc. 7.375% 2025[6]		728	677
Sabre Holdings Corp. 9.25% 2025[6]		1,197	1,156
Square, Inc. 3.50% 2031[6]		2,325	1,858
Synaptics, Inc. 4.00% 2029[6]		875	712
Unisys Corp. 6.875% 2027[6]		725	634
VeriSign, Inc. 2.70% 2031		625	504
Veritas Holdings, Ltd. 7.50% 2025[6]		2,635	1,983
Viavi Solutions, Inc. 3.75% 2029[6]		725	608
Xerox Corp. 5.00% 2025[6]		2,275	2,119
			75,723

Consumer staples 0.27%
7-Eleven, Inc. 0.80% 2024[6]		1,700	1,612
7-Eleven, Inc. 0.95% 2026[6]		825	729
7-Eleven, Inc. 1.30% 2028[6]		2,500	2,081
Albertsons Companies, Inc. 3.50% 2029[6]		1,385	1,125
Altria Group, Inc. 2.45% 2032		125	94
Altria Group, Inc. 5.80% 2039		2,820	2,567
Altria Group, Inc. 3.40% 2041		1,500	995
Altria Group, Inc. 4.50% 2043		3,000	2,259
Altria Group, Inc. 5.95% 2049		490	430
Altria Group, Inc. 3.70% 2051		1,395	894
Anheuser-Busch InBev NV 4.00% 2028		845	835
Anheuser-Busch InBev NV 4.35% 2040		2,500	2,242
Anheuser-Busch InBev NV 4.60% 2048		1,500	1,350
British American Tobacco PLC 3.222% 2024		2,826	2,750
British American Tobacco PLC 3.215% 2026		3,323	3,108
British American Tobacco PLC 4.39% 2037		2,459	1,955
British American Tobacco PLC 4.54% 2047		940	691
Central Garden & Pet Co. 4.125% 2031[6]		1,395	1,122
Coca-Cola Company 1.00% 2028		940	812
Conagra Brands, Inc. 1.375% 2027		4,615	3,856
Constellation Brands, Inc. 3.60% 2028		625	594
Constellation Brands, Inc. 2.25% 2031		1,487	1,208
Coty, Inc. 4.75% 2029[6]		1,220	1,050
Imperial Tobacco Finance PLC 3.50% 2023[6]		4,000	3,978
Kronos Acquisition Holdings, Inc. 5.00% 2026[6]		2,430	2,081
Lamb Weston Holdings, Inc. 4.125% 2030[6]		2,210	1,919
PepsiCo, Inc. 1.95% 2031		3,001	2,559
PepsiCo, Inc. 2.625% 2041		5,000	3,934
PepsiCo, Inc. 3.625% 2050		777	703
PepsiCo, Inc. 2.75% 2051		1,723	1,324
Philip Morris International, Inc. 2.375% 2022		1,960	1,958
Philip Morris International, Inc. 2.875% 2024		788	779
Philip Morris International, Inc. 3.25% 2024		2,000	1,975
Philip Morris International, Inc. 0.875% 2026		2,990	2,656
Philip Morris International, Inc. 3.375% 2029		788	712
Philip Morris International, Inc. 1.75% 2030		2,956	2,293
Post Holdings, Inc. 4.625% 2030[6]		2,886	2,440

American Funds Insurance Series	133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Prestige Brands International, Inc. 3.75% 2031[6]	USD	1,115	$926
Reynolds American, Inc. 5.85% 2045		2,030	1,707
Simmons Foods, Inc. 4.625% 2029[6]		560	474
			66,777

Total corporate bonds, notes & loans			1,498,036

Asset-backed obligations 1.46%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[6,11]		1,920	1,914
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[6,11]		1,114	1,113
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[6,11]		3,100	3,101
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[6,11]		13,378	11,987
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[6,11]		539	496
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[6,11]		138	130
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[6,11]		1,545	1,504
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[6,11,12]		2,395	2,361
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[6,11,12]		1,639	1,604
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[6,11,12]		3,042	3,004
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[6,11,12]		3,660	3,604
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[6,11]		638	597
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[6,11]		4,936	4,371
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[6,11]		754	678
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[6,11,12]		5,185	5,118
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[6,11]		5,261	4,774
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[6,11]		1,774	1,520
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[6,11]		6,175	5,453
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[6,11]		1,560	1,401
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[6,11]		1,260	1,138
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[6,11]		5,730	5,129
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[6,11]		1,713	1,514
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[6,11,12]		9	9
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[6,11]		1,420	1,415
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[11]		258	259
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[11]		1,273	1,272
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[6,11]		16	16
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[6,11,12]		5,382	5,306
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[6,11]		380	338
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[6,11]		6,605	6,491
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[6,11]		6,023	5,552
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[6,11]		4,825	4,811
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[6,11]		6,000	5,980
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[6,11]		8,861	8,478
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,11]		9,605	9,457
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[6,11]		765	707
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[6,11]		308	285
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[6,11]		2,657	2,568
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[6,11]		11,017	10,100
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[6,11]		13,797	12,635
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[6,11]		4,279	3,815
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[6,11]		6,372	5,692
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[6,11]		504	444
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,4,6,11]		5,930	5,755
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[6,11]		8,452	7,914
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[6,11]		634	587

134	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[6,11]	USD	405	$374
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[6,11]		8,390	8,242
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[6,11]		9,163	8,097
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[6,11]		685	606
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[6,11]		429	376
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[6,11]		8,400	7,621
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[6,11]		8,750	8,454
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[11]		265	265
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[6,11,12]		1,745	1,733
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[6,11,12]		5,545	5,465
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[6,11,12]		2,659	2,626
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[6,11]		4,700	4,474
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[6,11]		1,900	1,831
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[6,11]		5,551	5,119
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[6,11]		6,389	5,656
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[6,11]		6,588	5,880
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[6,11]		11,925	10,963
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[6,11]		6,594	6,105
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[6,11]		11,169	10,363
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[6,11]		23,051	20,148
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[6,11,12]		1,765	1,740
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[6,11,12]		1,645	1,634
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 1.844% 2029[6,11,12]		9,142	8,992
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[6,11,12]		500	494
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[6,11,12]		5,378	5,209
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[11]		2,725	2,745
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[6,11,12]		4,634	4,558
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[11]		55	55
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[11]		1,000	1,001
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 2.054% 2053[6,11,12]		7,530	7,325
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[6,11]		3,575	3,262
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[6,11,12]		2,985	2,947
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[6,11]		5,063	4,590
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[6,11]		4,796	4,281
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[6,11]		2,639	2,464
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[6,11]		2,167	1,986
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[6,11]		3,687	3,434
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[6,11]		1,945	1,767
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[6,11]		852	773
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[6,11]		968	846
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[6,11]		4,624	4,119
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[6,11]		3,250	3,181
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[6,11]		889	828
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[6,11,12]		7,257	6,579
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[6,11]		10,888	9,705
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[6,11]		2,941	2,573
			363,883

American Funds Insurance Series	135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.16%
CPPIB Capital, Inc. 2.75% 2027[6]	USD	6,600	$6,411
European Investment Bank 0.75% 2026		6,194	5,605
OMERS Finance Trust 3.50% 2032[6]		4,315	4,216
OMERS Finance Trust 4.00% 2052[6]		4,315	4,046
Panama (Republic of) 3.298% 2033		4,365	3,740
Panama (Republic of) 4.50% 2063		1,035	799
Peru (Republic of) 1.862% 2032		2,525	1,920
Peru (Republic of) 2.78% 2060		3,775	2,346
Qatar (State of) 3.375% 2024[6]		2,315	2,310
Qatar (State of) 4.00% 2029[6]		745	753
Qatar (State of) 4.817% 2049[6]		750	757
Saudi Arabia (Kingdom of) 3.25% 2030[6]		1,750	1,649
Saudi Arabia (Kingdom of) 5.25% 2050[6]		1,000	1,020
United Mexican States 2.659% 2031		2,703	2,231
United Mexican States 3.771% 2061		1,528	995
			38,798

Municipals 0.15%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026		1,200	1,117
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027		1,660	1,521
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		495	428
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042		1,170	947
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046		2,470	2,173
			6,186

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044		15	15
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044		5	5
			20

Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027		5,335	4,830
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030		5,365	4,667
			9,497

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036		240	212
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043		315	273
			485

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033		4,125	4,208

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040		15	15

136	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	USD	40	$41

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043		5	5

New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026		2,865	2,621
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028		4,745	4,223
			6,844

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		5,140	4,820

South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041		10	10

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034		5	5

Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043		5	5

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034		5,885	5,577

Total municipals			37,718

Total bonds, notes & other debt instruments (cost: $6,006,118,000)			5,625,550

Short-term securities 9.60%		Shares
Money market investments 9.40%
Capital Group Central Cash Fund 1.38%[8,18]		23,469,371	2,346,468

Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 1.38%[8,18,19]		141,112	14,109
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[18,19]		7,449,054	7,449
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[18,19]		7,054,176	7,054

American Funds Insurance Series	137

Asset Allocation Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[18,19]	7,054,175	$7,054
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[18,19]	7,054,175	7,054
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[18,19]	7,054,175	7,054
		49,774

Total short-term securities (cost: $2,396,504,000)		2,396,242
Total investment securities 104.82% (cost: $22,507,741,000)		26,167,099
Other assets less liabilities (4.82)%		(1,202,094)

Net assets 100.00%		$24,965,005

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	2,307	September 2022	USD	484,506	$2,968
5 Year U.S. Treasury Note Futures	Short	348	September 2022		(39,063)	(174)
10 Year U.S. Treasury Note Futures	Short	699	September 2022		(82,853)	1,080
10 Year Ultra U.S. Treasury Note Futures	Short	3,135	September 2022		(399,321)	2,171
20 Year U.S. Treasury Bond Futures	Long	1,460	September 2022		202,393	(3,327)
30 Year Ultra U.S. Treasury Bond Futures	Short	311	September 2022		(48,001)	1,392
						$4,110

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
				Notional	Value at	premium	appreciation
Reference	Financing	Payment	Expiration	amount	6/30/2022	received	at 6/30/2022
index	rate paid	frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD191,572	$88	$(1,760)	$1,848

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 0.00%
Health care 0.00%
NuCana PLC (ADR)[1,20]	$7,086	$—	$2,674	$(14,288)	$9,876	$—	$—
Investment funds 5.58%
Capital Group Central Corporate Bond Fund	1,617,261	20,332	—	—	(243,853)	1,393,740	20,332

138	American Funds Insurance Series

Asset Allocation Fund (continued)

Investments in affiliates8 (continued)

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.46%
Money market investments 9.40%
Capital Group Central Cash Fund 1.38%[18]	$1,417,334	$2,594,892		$1,665,138	$(73)	$(547)	$2,346,468	$4,686
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 1.38%[18,19]	8,492	5,617	[21]				14,109	—	[22]
Total short-term securities							2,360,577
Total 15.04%					$(14,361)	$(234,524)	$3,754,317	$25,018

Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$50,000	$50,000	.20%
Rotech Healthcare, Inc.	9/26/2013	6,949	18,782	.08
Total		$56,949	$68,782	.28%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $53,318,000, which represented .21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $82,826,000, which represented .33% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,138,626,000, which represented 4.56% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,059,000, which represented .12% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Purchased on a TBA basis.
[14]	Step bond; coupon rate may change at a later date.
[15]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,524,000, which represented .05% of the net assets of the fund.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[18]	Rate represents the seven-day yield at 6/30/2022.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Affiliated issuer during the reporting period but no longer held at 6/30/2022.
[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	139

Asset Allocation Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

140	American Funds Insurance Series

American Funds Global Balanced Fund
(formerly Global Balanced Fund)
Investment portfolio June 30, 2022	unaudited

Common stocks 57.98%	Shares	Value (000)
Financials 9.06%
B3 SA-Brasil, Bolsa, Balcao	2,155,801	$4,515
Zurich Insurance Group AG	9,057	3,939
DNB Bank ASA	157,370	2,821
Toronto-Dominion Bank (CAD denominated)	32,930	2,159
ING Groep NV	218,488	2,159
PNC Financial Services Group, Inc.	12,445	1,963
Tradeweb Markets, Inc., Class A	26,076	1,780
Kotak Mahindra Bank, Ltd.	82,308	1,731
Citigroup, Inc.	31,974	1,470
AIA Group, Ltd.	130,600	1,416
Housing Development Finance Corp., Ltd.	45,344	1,246
HDFC Bank, Ltd.	70,602	1,205
BNP Paribas SA	13,671	650
JPMorgan Chase & Co.	5,741	647
Nasdaq, Inc.	3,936	600
Tryg A/S	26,250	589
Bank Central Asia Tbk PT	1,201,700	585
Aegon NV1	132,576	574
Ping An Insurance (Group) Company of China, Ltd., Class H	70,500	479
Ping An Insurance (Group) Company of China, Ltd., Class A	11,200	78
Banco Santander, SA	187,371	528
CME Group, Inc., Class A	2,404	492
Münchener Rückversicherungs-Gesellschaft AG	2,026	476
KBC Groep NV	8,458	475
Swedbank AB, Class A	30,035	380
FinecoBank SpA	28,303	339
Fairfax Financial Holdings, Ltd., subordinate voting shares	551	292
Lufax Holding, Ltd. (ADR)	47,602	286
Allfunds Group PLC	18,078	139
		34,013

Health care 7.83%
Abbott Laboratories	75,002	8,149
Novartis AG	30,322	2,568
Siemens Healthineers AG	48,353	2,457
UnitedHealth Group, Inc.	4,765	2,447
Thermo Fisher Scientific, Inc.	3,503	1,903
Gilead Sciences, Inc.	28,817	1,781
AstraZeneca PLC	13,160	1,730
Merck KGaA	8,544	1,442
PerkinElmer, Inc.	9,013	1,282
AbbVie, Inc.	7,420	1,137
Medtronic PLC	11,719	1,052
Amgen, Inc.	3,544	862
Stryker Corp.	4,289	853
BioMarin Pharmaceutical, Inc.[2]	7,114	590
Humana, Inc.	1,257	588
Bayer AG	9,217	548
		29,389

Industrials 7.76%
Raytheon Technologies Corp.	74,921	7,201
BAE Systems PLC	251,418	2,541
General Electric Co.	37,623	2,395
General Dynamics Corp.	8,844	1,957
Carrier Global Corp.	51,285	1,829
VINCI SA	16,433	1,463
RELX PLC	49,296	1,336
Siemens AG	12,400	1,262
Kingspan Group PLC	20,469	1,231
Thales SA	9,837	1,207

American Funds Insurance Series	141

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Honeywell International, Inc.	6,933	$1,205
CSX Corp.	39,937	1,160
LIXIL Corp.	57,300	1,073
SMC Corp.	2,100	936
Safran SA	4,779	472
L3Harris Technologies, Inc.	1,234	298
Melrose Industries PLC	156,807	286
Airbus SE, non-registered shares	2,836	275
Lockheed Martin Corp.	609	262
NIBE Industrier AB, Class B	33,720	253
Bureau Veritas SA	8,207	210
DSV A/S	1,312	183
Ryanair Holdings PLC (ADR)[2]	1,300	87
		29,122

Information technology 7.44%
Microsoft Corp.	33,242	8,537
Broadcom, Inc.	17,541	8,522
Micron Technology, Inc.	46,889	2,592
Apple, Inc.	14,528	1,986
Taiwan Semiconductor Manufacturing Company, Ltd.	103,000	1,649
GlobalWafers Co., Ltd.	90,000	1,371
Adobe, Inc.[2]	3,492	1,278
ServiceNow, Inc.[2]	2,335	1,110
Accenture PLC, Class A	3,181	883
		27,928

Utilities 5.51%
DTE Energy Company	32,874	4,167
National Grid PLC	191,463	2,452
Power Grid Corporation of India, Ltd.	884,910	2,374
NextEra Energy, Inc.	30,640	2,373
E.ON SE	281,377	2,361
Duke Energy Corp.	17,632	1,890
Public Service Enterprise Group, Inc.	23,120	1,463
Dominion Energy, Inc.	14,973	1,195
ENN Energy Holdings, Ltd.	67,300	1,106
Iberdrola, SA, non-registered shares	80,267	833
Enel SpA	87,509	479
		20,693

Consumer staples 5.12%
Nestlé SA	37,614	4,391
Philip Morris International, Inc.	37,743	3,727
ITC, Ltd.	993,677	3,441
Imperial Brands PLC	101,076	2,259
British American Tobacco PLC	28,823	1,235
Pernod Ricard SA	5,944	1,092
Heineken NV	10,102	921
Altria Group, Inc.	15,371	642
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	109,000	634
Treasury Wine Estates, Ltd.	42,600	334
Kweichow Moutai Co., Ltd., Class A	1,021	312
Davide Campari-Milano NV	21,508	226
		19,214

142	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)	Shares	Value (000)
Communication services 3.67%
Comcast Corp., Class A	108,820	$4,270
Alphabet, Inc., Class A2	1,325	2,887
Alphabet, Inc., Class C2	435	952
Netflix, Inc.[2]	8,391	1,467
BCE, Inc.	23,357	1,148
Omnicom Group, Inc.	11,276	717
Universal Music Group NV	33,143	665
SoftBank Corp.	58,600	651
Meta Platforms, Inc., Class A2	3,285	530
Electronic Arts, Inc.	4,197	510
		13,797

Energy 3.50%
Canadian Natural Resources, Ltd. (CAD denominated)[1]	106,085	5,701
Neste OYJ	44,747	1,981
Shell PLC (GBP denominated)	57,460	1,493
Chevron Corp.	8,464	1,225
BP PLC	197,492	933
TC Energy Corp. (CAD denominated)	12,821	664
Baker Hughes Co., Class A	18,517	535
DT Midstream, Inc.	7,634	374
Woodside Energy Group, Ltd. (CDI)[2]	11,841	251
		13,157

Materials 3.48%
Freeport-McMoRan, Inc.	91,356	2,673
Linde PLC	6,777	1,948
BHP Group, Ltd. (CDI)	64,727	1,810
Evonik Industries AG	75,312	1,607
Fortescue Metals Group, Ltd.	110,218	1,334
Rio Tinto PLC	21,289	1,274
Vale SA, ordinary nominative shares (ADR)	67,040	981
Shin-Etsu Chemical Co., Ltd.	4,900	552
UPM-Kymmene Oyj	15,780	480
Air Liquide SA, non-registered shares	2,959	397
		13,056

Consumer discretionary 2.49%
General Motors Company[2]	98,406	3,125
LVMH Moët Hennessy-Louis Vuitton SE	2,533	1,544
Ferrari NV	4,222	775
Ferrari NV (EUR denominated)	1,623	298
InterContinental Hotels Group PLC	13,131	695
Amazon.com, Inc.[2]	4,940	525
Astra International Tbk PT	1,106,100	492
Cie. Financière Richemont SA, Class A	4,164	443
Starbucks Corp.	4,927	376
Royal Caribbean Cruises, Ltd.[2]	8,753	306
Airbnb, Inc., Class A2	2,869	256
Ford Motor Co.	22,680	252
Aptiv PLC[2]	2,744	244
JD.com, Inc., Class A	1,200	39
		9,370

American Funds Insurance Series	143

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)	Shares		Value (000)
Real estate 2.12%
Crown Castle International Corp. REIT		14,805	$2,493
Equinix, Inc. REIT		2,715	1,784
Embassy Office Parks REIT		363,682	1,723
CTP NV		78,913	910
Digital Realty Trust, Inc. REIT		4,862	631
Americold Realty Trust, Inc.		13,585	408
			7,949

Total common stocks (cost: $209,035,000)			217,688

Preferred securities 0.37%
Financials 0.37%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]		223,000	776
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2]		192,000	636

Total preferred securities (cost: $1,545,000)			1,412

Convertible stocks 0.11%
Health care 0.11%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023		300	397

Total convertible stocks (cost: $410,000)			397

Bonds, notes & other debt instruments 36.78%	Principal amount (000)
U.S. Treasury bonds & notes 14.46%
U.S. Treasury 13.94%
U.S. Treasury 1.875% 2022	USD	1,810	1,810
U.S. Treasury 2.50% 2023		1,182	1,180
U.S. Treasury 2.75% 2023		1,485	1,484
U.S. Treasury 0.375% 2024		440	417
U.S. Treasury 1.50% 2024		5,058	4,939
U.S. Treasury 1.50% 2024		1,300	1,256
U.S. Treasury 2.50% 2024		995	986
U.S. Treasury 0.25% 2025		1,004	920
U.S. Treasury 0.375% 2025		50	46
U.S. Treasury 1.75% 2025		440	425
U.S. Treasury 2.875% 2025		1,031	1,027
U.S. Treasury 0.50% 2026		500	456
U.S. Treasury 0.625% 2026		500	453
U.S. Treasury 0.75% 2026		2,075	1,906
U.S. Treasury 0.875% 2026		500	457
U.S. Treasury 0.875% 2026		454	417
U.S. Treasury 1.125% 2026		1,000	922
U.S. Treasury 1.875% 2027		6,696	6,356
U.S. Treasury 2.25% 2027		298	287
U.S. Treasury 2.50% 2027		1,325	1,293
U.S. Treasury 2.75% 2027		10,830	10,683
U.S. Treasury 2.875% 2028		1,275	1,260
U.S. Treasury 2.875% 2028		557	550
U.S. Treasury 0.625% 2030		2,223	1,853
U.S. Treasury 0.625% 2030		650	538
U.S. Treasury 1.25% 2031		575	494
U.S. Treasury 1.375% 2031		834	723
U.S. Treasury 1.625% 2031		375	335
U.S. Treasury 1.875% 2032		3,109	2,813
U.S. Treasury 2.875% 2032		340	336
U.S. Treasury 1.875% 2041		920	719

144	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 2041	USD	525	$436
U.S. Treasury 2.875% 2046		400	364
U.S. Treasury 1.25% 2050		140	89
U.S. Treasury 1.875% 2051[3]		1,626	1,215
U.S. Treasury 2.00% 2051[3]		2,396	1,844
U.S. Treasury 2.375% 2051		490	412
U.S. Treasury 2.25% 2052		765	627
			52,328

U.S. Treasury inflation-protected securities 0.52%
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]		804	812
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]		558	562
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]		357	355
U.S. Treasury Inflation-Protected Security 1.00% 2049[4]		241	231
			1,960

Total U.S. Treasury bonds & notes			54,288

Bonds & notes of governments & government agencies outside the U.S. 14.07%
Abu Dhabi (Emirate of) 2.50% 2022[5]		200	200
Abu Dhabi (Emirate of) 0.75% 2023[5]		275	266
Agricultural Development Bank of China 3.75% 2029	CNY	550	86
Asian Development Bank 1.125% 2025	GBP	100	117
Australia (Commonwealth of), Series 159, 0.25% 2024	AUD	500	324
Australia (Commonwealth of), Series 139, 3.25% 2025		875	606
Australia (Commonwealth of), Series 152, 2.75% 2028		310	205
Australia (Commonwealth of), Series 163, 1.00% 2031		660	360
Australia (Commonwealth of), Series 166, 3.00% 2033		2,250	1,451
Austria (Republic of) 0% 2031	EUR	660	592
Brazil (Federative Republic of) 10.00% 2023	BRL	600	113
Brazil (Federative Republic of) 0% 2024		1,700	269
Brazil (Federative Republic of) 10.00% 2025		900	162
Canada 0.75% 2024	CAD	1,125	830
Canada 2.25% 2025		1,400	1,062
Canada 0.25% 2026		570	400
Canada 2.25% 2029		1,525	1,120
Chile (Republic of) 5.80% 2024	CLP	85,000	90
Chile (Republic of) 4.50% 2026		5,000	5
Chile (Republic of) 5.00% 2028		60,000	60
Chile (Republic of) 4.70% 2030		355,000	346
China (People’s Republic of), Series 1910, 3.86% 2049	CNY	2,110	343
China (People’s Republic of), Series INBK, 3.39% 2050		1,100	165
China (People’s Republic of), Series INBK, 3.81% 2050		11,200	1,808
China Development Bank Corp., Series 2008, 2.89% 2025		3,240	487
China Development Bank Corp., Series 2009, 3.39% 2027		10,400	1,588
China Development Bank Corp., Series 2004, 3.43% 2027		1,060	162
China Development Bank Corp., Series 1805, 4.88% 2028		2,040	334
Colombia (Republic of), Series B, 5.75% 2027	COP	2,331,300	445
Colombia (Republic of), Series B, 7.00% 2031		6,087,800	1,115
European Investment Bank 0.375% 2027	EUR	110	108
European Investment Bank 0.25% 2032		860	760
European Union 0% 2026		100	99
European Union 0.25% 2026		50	50
French Republic O.A.T. 0% 2030		1,320	1,194
French Republic O.A.T. 0% 2032		650	563
French Republic O.A.T. 3.25% 2045		160	192
Germany (Federal Republic of) 0% 2025		525	538
Germany (Federal Republic of) 0% 2027		1,510	1,507
Germany (Federal Republic of) 0% 2031		3,080	2,867

American Funds Insurance Series	145

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 2032	EUR	540	$497
Germany (Federal Republic of) 0% 2050		200	134
Greece (Hellenic Republic of) 3.45% 2024		320	346
Greece (Hellenic Republic of) 3.375% 2025		300	322
Greece (Hellenic Republic of) 1.75% 2032		725	644
Hungary (Republic of) 2.125% 2031[5]	USD	460	357
Hungary (Republic of) 3.125% 2051[5]		200	133
Hungary (Republic of), Series C, 1.00% 2025	HUF	43,000	90
India (Republic of) 5.15% 2025	INR	8,000	96
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	4,301,000	307
Indonesia (Republic of), Series 82, 7.00% 2030		1,000,000	67
Indonesia (Republic of), Series 87, 6.50% 2031		1,253,000	80
Israel (State of) 2.875% 2024	EUR	200	213
Israel (State of) 1.50% 2027		100	100
Italy (Republic of) 1.35% 2030		660	615
Japan, Series 17, 0.10% 2023[4]	JPY	10,690	81
Japan, Series 19, 0.10% 2024[4]		31,020	236
Japan, Series 18, 0.10% 2024[4]		21,240	161
Japan, Series 150, 0.005% 2026		84,950	626
Japan, Series 21, 0.10% 2026[4]		41,385	320
Japan, Series 346, 0.10% 2027		134,150	993
Japan, Series 22, 0.10% 2027[4]		25,941	204
Japan, Series 24, 0.10% 2029[4]		26,043	203
Japan, Series 365, 0.10% 2031		317,600	2,311
Japan, Series 363, 0.10% 2031		56,000	407
Japan, Series 152, 1.20% 2035		264,400	2,118
Japan, Series 179, 0.50% 2041		71,600	492
Japan, Series 42, 1.70% 2044		50,150	423
Japan, Series 37, 0.60% 2050		26,950	171
Japan, Series 70, 0.70% 2051		60,350	391
Japan, Series 73, 0.70% 2051		7,000	45
Japan, Series 74, 1.00% 2052		130,700	913
KfW 1.125% 2025	GBP	95	111
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR	1,380	313
Malaysia (Federation of), Series 0219, 3.885% 2029		620	137
Malaysia (Federation of), Series 0419, 3.828% 2034		90	19
Malaysia (Federation of), Series 0418, 4.893% 2038		300	69
Malaysia (Federation of), Series 0519, 3.757% 2040		1,450	287
Malaysia (Federation of), Series 0216, 4.736% 2046		409	90
Malaysia (Federation of), Series 0518, 4.921% 2048		1,078	242
Morocco (Kingdom of) 3.50% 2024	EUR	100	104
Morocco (Kingdom of) 1.50% 2031		100	70
Netherlands (Kingdom of the) 5.50% 2028		100	128
Nova Scotia (Province of) 3.15% 2051	CAD	170	108
Peru (Republic of) 2.392% 2026	USD	90	84
Philippines (Republic of) 0.001% 2024	JPY	100,000	731
Philippines (Republic of) 0.25% 2025	EUR	100	98
Philippines (Republic of) 1.648% 2031	USD	200	161
Poland (Republic of), Series 0725, 3.25% 2025	PLN	1,900	377
Poland (Republic of), Series 1029, 2.75% 2029		410	70
Portuguese Republic 0.475% 2030	EUR	230	211
Romania 2.125% 2028		130	112
Romania 3.624% 2030		615	528
Romania 2.00% 2032		100	72
Romania 2.00% 2033		200	136
Romania 3.50% 2034		65	50
Romania 3.75% 2034		130	103
Romania 3.375% 2038		80	56
Romania 4.625% 2049		39	29

146	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Romania 3.375% 2050	EUR	73	$46
Russian Federation 7.00% 2023	RUB	16,600	27
Russian Federation 2.875% 2025	EUR	200	56
Russian Federation 4.25% 2027[6]	USD	200	55
Russian Federation 4.375% 2029		200	47
Russian Federation 6.90% 2029[6]	RUB	28,250	46
Russian Federation 7.65% 2030[6]		38,320	63
Russian Federation 5.90% 2031[6]		5,620	9
Russian Federation 6.90% 2031		18,200	30
Russian Federation 8.50% 2031[6]		5,530	9
Russian Federation 7.70% 2033[6]		23,030	38
Russian Federation 7.25% 2034[6]		8,140	13
Serbia (Republic of) 3.125% 2027	EUR	640	589
Serbia (Republic of) 3.125% 2027		385	354
Serbia (Republic of) 2.05% 2036		185	115
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR	3,000	160
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	560,000	431
Spain (Kingdom of) 0.80% 2027	EUR	490	490
Spain (Kingdom of) 0.50% 2031		325	288
Spain (Kingdom of) 0.70% 2032		830	739
Tunisia (Republic of) 6.75% 2023		260	190
Tunisia (Republic of) 6.75% 2023		150	110
Ukraine 6.876% 2029[5]	USD	250	62
Ukraine 6.876% 2029		200	50
United Kingdom 1.75% 2022	GBP	280	341
United Kingdom 2.75% 2024		50	62
United Kingdom 1.25% 2027		410	483
United Kingdom 0.375% 2030		490	518
United Kingdom 0.25% 2031		770	786
United Kingdom 4.25% 2032		1,475	2,112
United Kingdom 0.625% 2035		155	148
United Kingdom 3.25% 2044		250	334
United Kingdom 0.625% 2050		95	71
United Kingdom 1.25% 2051		164	146
United Mexican States, Series M, 5.75% 2026	MXN	18,200	805
United Mexican States, Series M, 7.50% 2027		21,950	1,021
United Mexican States, Series M, 7.75% 2031		5,000	229
United Mexican States, Series M, 8.00% 2047		4,000	178
			52,832

Corporate bonds, notes & loans 5.39%
Financials 1.59%
ACE INA Holdings, Inc. 2.875% 2022	USD	10	10
ACE INA Holdings, Inc. 3.35% 2026		10	10
ACE INA Holdings, Inc. 4.35% 2045		20	19
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[7]	EUR	100	105
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[7]	USD	200	188
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[7]		500	455
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[7]		160	143
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]		236	220
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[7]		20	17
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[7]		103	97
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[7]		175	168
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[7]		310	275
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[7]		110	102
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[7]		29	29
Commonwealth Bank of Australia 2.688% 2031[5]		225	183
Corebridge Financial, Inc. 3.90% 2032[5]		59	53

American Funds Insurance Series	147

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	USD	130	$130
Goldman Sachs Group, Inc. 3.50% 2025		207	203
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[7]		130	108
Goldman Sachs Group, Inc. 1.00% 2033[5]	EUR	210	165
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[7]	USD	78	68
Groupe BPCE SA 5.70% 2023[5]		200	203
Groupe BPCE SA 1.00% 2025	EUR	100	100
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	USD	200	196
Intercontinental Exchange, Inc. 4.00% 2027		390	384
JPMorgan Chase & Co. 3.25% 2022		28	28
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[7]		186	166
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[7]		160	156
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[7]		200	178
Morgan Stanley 3.125% 2026		110	105
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[7]		126	112
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[7]		72	62
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[7]	EUR	510	507
New York Life Insurance Company 3.75% 2050[5]	USD	23	19
Nordea Bank AB 3.60% 2025[5]		200	198
PNC Financial Services Group, Inc. 2.854% 2022[7]		100	100
Royal Bank of Canada 1.20% 2026		175	158
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[7]		400	359
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[7]		210	199
			5,978

Utilities 0.74%
Alabama Power Co. 3.00% 2052		250	184
CMS Energy Corp. 3.00% 2026		150	144
Duke Energy Carolinas, LLC 3.05% 2023		280	280
Duke Energy Progress, LLC 3.70% 2028		75	73
Edison International 4.125% 2028		160	149
Enel Finance International SA 1.875% 2028[5]		200	168
Enersis Américas SA 4.00% 2026		35	34
Exelon Corp. 3.40% 2026		150	146
FirstEnergy Corp. 3.50% 2028[5]		35	33
Florida Power & Light Company 2.875% 2051		120	89
Interstate Power and Light Co. 2.30% 2030		50	43
NextEra Energy Capital Holdings, Inc. 2.75% 2029		232	205
Niagara Mohawk Power Corp. 3.508% 2024[5]		85	83
Pacific Gas and Electric Co. 2.95% 2026		25	23
Pacific Gas and Electric Co. 2.10% 2027		100	84
Pacific Gas and Electric Co. 3.00% 2028		140	121
Pacific Gas and Electric Co. 4.65% 2028		114	106
Pacific Gas and Electric Co. 4.55% 2030		31	27
Pacific Gas and Electric Co. 2.50% 2031		600	459
Pacific Gas and Electric Co. 3.25% 2031		50	40
Pacific Gas and Electric Co. 3.50% 2050		137	92
Xcel Energy, Inc. 3.35% 2026		216	209
			2,792

Communication services 0.60%
AT&T, Inc. 2.75% 2031		375	324
AT&T, Inc. 2.55% 2033		64	52
Comcast Corp. 0% 2026	EUR	100	95
Comcast Corp. 0.25% 2029		100	87
Deutsche Telekom International Finance BV 9.25% 2032	USD	45	60
KT Corp. 0.22% 2022	JPY	100,000	737

148	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Magallanes, Inc. 5.05% 2042[5]	USD	168	$143
Orange SA 9.00% 2031[7]		65	84
T-Mobile US, Inc. 2.05% 2028		200	174
Verizon Communications, Inc. 0.375% 2029	EUR	140	125
Verizon Communications, Inc. 2.55% 2031	USD	325	278
Verizon Communications, Inc. 0.75% 2032	EUR	100	83
			2,242

Consumer discretionary 0.59%
Amazon.com, Inc. 2.80% 2024	USD	45	45
Amazon.com, Inc. 1.20% 2027		50	44
Bayerische Motoren Werke AG 3.90% 2025[5]		70	70
Bayerische Motoren Werke AG 4.15% 2030[5]		70	69
Daimler Trucks Finance North America, LLC 3.65% 2027[5]		150	144
General Motors Financial Co. 1.05% 2024		116	110
General Motors Financial Co. 2.40% 2028		150	127
Hyundai Capital America 3.25% 2022[5]		65	65
Hyundai Capital America 1.50% 2026[5]		250	221
Hyundai Capital America 2.375% 2027[5]		109	96
Hyundai Capital Services, Inc. 3.75% 2023[5]		250	250
Royal Caribbean Cruises, Ltd. 11.50% 2025[5]		142	146
Royal Caribbean Cruises, Ltd. 5.50% 2028[5]		130	91
Stellantis Finance US, Inc. 2.691% 2031[5]		200	159
Stellantis NV 1.25% 2033	EUR	500	366
Toyota Motor Credit Corp. 3.375% 2030	USD	33	31
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[7]	EUR	200	169
			2,203

Energy 0.49%
Canadian Natural Resources, Ltd. 2.95% 2030	USD	161	142
Enbridge, Inc. 4.25% 2026		70	69
Enbridge, Inc. 3.70% 2027		45	43
Enbridge, Inc. 3.40% 2051		39	29
Energy Transfer Operating LP 5.00% 2050		136	116
Halliburton Company 3.80% 2025		2	2
Kinder Morgan, Inc. 4.30% 2025		165	164
Kinder Morgan, Inc. 3.60% 2051		120	89
MPLX LP 2.65% 2030		75	63
MPLX LP 5.50% 2049		215	200
Petróleos Mexicanos 7.47% 2026	MXN	5,330	231
Petróleos Mexicanos 5.95% 2031	USD	161	118
Petróleos Mexicanos 6.75% 2047		38	24
Qatar Petroleum 3.125% 2041[5]		270	213
Statoil ASA 3.70% 2024		50	50
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[7]		288	274
			1,827

Industrials 0.37%
Boeing Company 4.508% 2023		400	401
Canadian Pacific Railway, Ltd. 3.10% 2051		164	121
Carrier Global Corp. 2.242% 2025		6	6
Carrier Global Corp. 2.493% 2027		7	6
CSX Corp. 3.80% 2050		6	5
CSX Corp. 2.50% 2051		75	51
General Electric Capital Corp. 4.418% 2035		200	187
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[5]		97	96

American Funds Insurance Series	149

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
MISC Capital Two (Labuan), Ltd. 3.75% 2027[5]	USD	200	$188
Singapore Airlines, Ltd. 3.375% 2029		200	182
United Technologies Corp. 4.125% 2028		170	168
			1,411

Health care 0.30%
Aetna, Inc. 2.80% 2023		10	10
Amgen, Inc. 1.90% 2025		40	38
Amgen, Inc. 2.20% 2027		30	28
AstraZeneca Finance, LLC 2.25% 2031		69	60
AstraZeneca PLC 3.50% 2023		150	150
Becton, Dickinson and Company 3.734% 2024		10	10
Becton, Dickinson and Company 3.70% 2027		43	42
Becton, Dickinson and Company 2.823% 2030		28	25
Cigna Corp. 4.125% 2025		80	80
EMD Finance, LLC 3.25% 2025[5]		250	246
Stryker Corp. 0.75% 2029	EUR	210	188
Takeda Pharmaceutical Company, Ltd. 2.25% 2026		100	103
UnitedHealth Group, Inc. 4.00% 2029	USD	135	134
			1,114

Information technology 0.27%
Broadcom, Inc. 3.15% 2025		17	16
Broadcom, Inc. 4.00% 2029[5]		42	39
Broadcom, Inc. 4.15% 2030		70	64
Broadcom, Inc. 3.419% 2033[5]		53	44
Lenovo Group, Ltd. 5.875% 2025		269	277
Mastercard, Inc. 2.00% 2031		102	86
Microsoft Corp. 2.40% 2026		187	180
Oracle Corp. 2.65% 2026		216	200
PayPal Holdings, Inc. 4.40% 2032		99	98
			1,004

Consumer staples 0.23%
Altria Group, Inc. 2.20% 2027	EUR	270	255
Anheuser-Busch InBev NV 4.00% 2028	USD	100	99
Anheuser-Busch InBev NV 4.75% 2029		220	224
British American Tobacco PLC 3.215% 2026		62	58
British American Tobacco PLC 3.557% 2027		105	96
British American Tobacco PLC 4.70% 2027		67	66
British American Tobacco PLC 3.462% 2029		75	64
			862

Real estate 0.19%
American Campus Communities, Inc. 3.75% 2023		100	100
American Campus Communities, Inc. 4.125% 2024		90	90
American Tower Corp. 0.875% 2029	EUR	250	213
Equinix, Inc. 2.15% 2030	USD	197	160
Essex Portfolio LP 3.50% 2025		120	118
Essex Portfolio LP 3.375% 2026		40	39
			720

Materials 0.02%
Vale Overseas, Ltd. 3.75% 2030		94	83

Total corporate bonds, notes & loans			20,236

150	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations 2.39%
Federal agency mortgage-backed obligations 1.32%
Fannie Mae Pool #FM7100 3.50% 2050[8]	USD	379	$370
Government National Mortgage Assn. 3.50% 2052[8,9]		1,300	1,262
Uniform Mortgage-Backed Security 2.50% 2052[8,9]		990	890
Uniform Mortgage-Backed Security 4.00% 2052[8,9]		1,145	1,125
Uniform Mortgage-Backed Security 4.50% 2052[8,9]		1,267	1,269
Uniform Mortgage-Backed Security 4.50% 2052[8,9]		33	33
			4,949

Other mortgage-backed securities 1.07%
Nordea Kredit 0.50% 2040[8]	DKK	1,666	192
Nykredit Realkredit AS, Series 01E, 1.50% 2037[8]		520	67
Nykredit Realkredit AS, Series 01E, 0.50% 2040[8]		7,444	856
Nykredit Realkredit AS, Series 01E, 1.50% 2040[8]		1,320	168
Nykredit Realkredit AS, Series 01E, 0.50% 2043[8]		20,999	2,393
Nykredit Realkredit AS, Series 01E, 0.50% 2050[8]		1,391	147
Nykredit Realkredit AS, Series CCE, 1.00% 2050[8]		599	66
Nykredit Realkredit AS, Series 01E, 1.00% 2053[8]		876	96
Realkredit Danmark AS 1.00% 2053[8]		197	22
			4,007

Total mortgage-backed obligations			8,956

Asset-backed obligations 0.43%
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 1.927% 2025[8,10]	USD	230	230
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[8]		98	98
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.252% 2025[8,10]		116	116
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[8]		302	293
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.113% 2024[8,10]		300	295
Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[7,8]		250	248
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[8]		167	166
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[5,8]		182	181
			1,627

Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		100	78

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		80	65

Total municipals			143

Total bonds, notes & other debt instruments (cost: $153,808,000)			138,082

Short-term securities 6.46%		Shares
Money market investments 3.11%
Capital Group Central Cash Fund 1.38%[11,12]		116,695	11,667

American Funds Insurance Series	151

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 2.39%
U.S. Treasury 7/21/2022	0.804%	USD	9,000	$8,995

			Shares
Money market investments purchased with collateral from securities on loan 0.96%
Capital Group Central Cash Fund 1.38%[11,12,13]			10,218	1,021
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[11,13]			539,399	540
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[11,13]			510,806	511
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[11,13]			510,805	511
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[11,13]			510,805	511
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[11,13]			510,805	511
				3,605

Total short-term securities (cost: $24,267,000)				24,267
Total investment securities 101.70% (cost: $389,065,000)				381,846
Other assets less liabilities (1.70)%				(6,368)

Net assets 100.00%				$375,478

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	1	September 2022	USD	(210)	$1
5 Year Euro-Bobl Futures	Long	29	September 2022		3,774	(39)
5 Year U.S. Treasury Note Futures	Long	7	September 2022		786	8
10 Year Euro-Bund Futures	Long	11	September 2022		1,715	(18)
10 Year Italy Government Bond Futures	Short	11	September 2022		(1,419)	24
10 Year Japanese Government Bond Futures	Short	2	September 2022		(2,191)	(14)
10 Year Australian Treasury Bond Futures	Long	4	September 2022		328	2
10 Year Ultra U.S. Treasury Note Futures	Short	1	September 2022		(127)	2
10 Year U.S. Treasury Note Futures	Short	9	September 2022		(1,067)	(1)
10 Year UK Gilt Futures	Short	2	September 2022		(277)	11
20 Year U.S. Treasury Bond Futures	Long	2	September 2022		277	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	September 2022		309	(7)
						$(34)

152	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	287	NZD	440	Bank of America	7/11/2022	$12
USD	413	GBP	330	Barclays Bank PLC	7/11/2022	11
USD	226	MXN	4,470	Bank of America	7/11/2022	4
HUF	204,710	EUR	514	Bank of America	7/11/2022	2
EUR	140	USD	146	Bank of America	7/11/2022	1
USD	168	EUR	160	BNP Paribas	7/11/2022	1
EUR	2,560	DKK	19,040	Bank of America	7/11/2022	— [14]
EUR	200	USD	210	JPMorgan Chase	7/11/2022	— [14]
JPY	86,760	USD	640	BNP Paribas	7/11/2022	— [14]
EUR	120	USD	127	Bank of New York Mellon	7/11/2022	(1)
JPY	76,090	USD	562	BNP Paribas	7/11/2022	(1)
MXN	1,517	USD	77	Bank of America	7/11/2022	(2)
EUR	120	USD	129	JPMorgan Chase	7/11/2022	(3)
SEK	1,270	USD	130	Bank of America	7/11/2022	(6)
CAD	900	USD	713	HSBC Bank	7/11/2022	(14)
EUR	4,552	USD	4,868	Standard Chartered Bank	7/11/2022	(95)
JPY	637,220	USD	4,934	BNP Paribas	7/11/2022	(234)
USD	352	COP	1,337,640	Citibank	7/12/2022	31
KRW	1,261,900	USD	1,015	Bank of America	7/12/2022	(36)
USD	1,593	MYR	7,000	Bank of America	7/14/2022	1
MYR	2,865	USD	651	Standard Chartered Bank	7/14/2022	1
MYR	1,430	USD	325	HSBC Bank	7/14/2022	— [14]
MYR	1,090	USD	248	Standard Chartered Bank	7/14/2022	— [14]
MYR	815	USD	185	HSBC Bank	7/14/2022	— [14]
USD	239	CNH	1,600	UBS AG	7/27/2022	— [14]
USD	687	AUD	960	Citibank	7/29/2022	24
USD	525	AUD	740	Morgan Stanley	7/29/2022	14
AUD	340	USD	235	HSBC Bank	7/29/2022	— [14]
AUD	960	USD	681	Morgan Stanley	7/29/2022	(18)
PLN	4,260	USD	922	Citibank	2/2/2023	1
USD	420	PLN	1,940	Citibank	2/2/2023	(1)
PLN	1,940	USD	468	BNP Paribas	2/2/2023	(48)
						$(356)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD 375	$(7)	$—	$(7)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(58)	—	(58)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(22)	—	(22)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(54)	—	(54)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(9)	—	(9)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(9)	—	(9)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(10)	—	(10)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(18)	—	(18)

American Funds Insurance Series	153

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZD	1,000	$(19)	$—	$(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023		1,019	(19)	—	(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023		1,023	(19)	—	(19)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		904	(17)	—	(17)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		1,031	(19)	—	(19)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023		1,029	(19)	—	(19)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023		1,029	(19)	—	(19)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023		1,144	(21)	—	(21)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023		5,500	(7)	—	(7)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	(20)	—	(20)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	(20)	—	(20)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		123	(2)	—	(2)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP	3,050	(14)	—	(14)
2.42%	Annual	SONIA	Annual	5/5/2024		6,100	(33)	—	(33)
2.9588%	Annual	SONIA	Annual	6/9/2024		4,180	5	—	5
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN	2,000	(8)	—	(8)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026		2,600	(11)	—	(11)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		3,200	(13)	—	(13)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026		8,600	(36)	—	(36)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		8,900	(37)	—	(37)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026		11,300	(47)	—	(47)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026		2,500	(7)	—	(7)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026		3,701	(9)	—	(9)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026		6,100	(15)	—	(15)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026		6,000	(15)	—	(15)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026		7,639	(21)	—	(21)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027		20,400	2	—	2
							$(647)	$—	$(647)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
1.00%	Quarterly	CDX.NA.IG.38	6/20/2027	USD8,652	$(4)	$76	$(80)

154	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Investments in affiliates12

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)		Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 3.38%
Money market investments 3.11%
Capital Group Central Cash Fund 1.38%[11]	$1,127	$91,279		$80,737	$(2)	$—	[14]	$11,667	$41
Money market investments purchased with collateral from securities on loan 0.27%
Capital Group Central Cash Fund 1.38%[11,13]	—	1,021	[15]					1,021	—	[16]
Total short-term securities								12,688
Total 3.38%					$(2)	$—	[14]	$12,688	$41

[1]	All or a portion of this security was on loan. The total value of all such securities was $3,814,000, which represented 1.02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $839,000, which represented .22% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,584,000, which represented 1.22% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Rate represents the seven-day yield at 6/30/2022.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than one thousand.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NZD = New Zealand dollars

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	155

The Bond Fund of America

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 97.74%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 34.45%
U.S. Treasury 18.89%
U.S. Treasury 0.125% 2023	USD	39,035	$38,075
U.S. Treasury 0.25% 2024		40,500	38,405
U.S. Treasury 0.375% 2024		42,000	39,846
U.S. Treasury 0.375% 2024		23,504	22,441
U.S. Treasury 0.375% 2024		15,740	14,856
U.S. Treasury 2.125% 2024		72,100	70,764
U.S. Treasury 2.50% 2024		35,000	34,691
U.S. Treasury 2.50% 2024		22,390	22,199
U.S. Treasury 0.375% 2025		114,120	103,990
U.S. Treasury 2.875% 2025[1]		96,200	95,793
U.S. Treasury 2.875% 2025		72,100	71,811
U.S. Treasury 2.875% 2025		6,866	6,842
U.S. Treasury 0.375% 2026		40,000	36,369
U.S. Treasury 0.75% 2026		26,766	24,364
U.S. Treasury 0.75% 2026		20,625	18,872
U.S. Treasury 1.375% 2026[1]		45,000	42,060
U.S. Treasury 0.50% 2027		125,625	111,178
U.S. Treasury 0.50% 2027		70,675	62,018
U.S. Treasury 2.25% 2027[1]		120,200	115,235
U.S. Treasury 2.25% 2027[1]		72,100	69,515
U.S. Treasury 2.625% 2027		15,056	14,770
U.S. Treasury 6.125% 2027		24,000	27,583
U.S. Treasury 1.25% 2028		79,480	71,576
U.S. Treasury 2.75% 2029		44,840	43,940
U.S. Treasury 1.625% 2031		1,630	1,455
U.S. Treasury 2.875% 2032		31,925	31,545
U.S. Treasury 1.125% 2040		124,213	86,191
U.S. Treasury 1.375% 2040		40,000	28,701
U.S. Treasury 1.875% 2041		79,700	62,288
U.S. Treasury 2.00% 2041		247	195
U.S. Treasury 2.375% 2042		14,871	12,557
U.S. Treasury 3.00% 2049[1]		123,340	117,155
U.S. Treasury 1.25% 2050[1]		21,285	13,483
U.S. Treasury 1.875% 2051		4,670	3,490
U.S. Treasury 2.00% 2051		1,587	1,221
U.S. Treasury 2.25% 2052[1]		628,814	515,222
U.S. Treasury 2.875% 2052		1,320	1,241
			2,071,937

U.S. Treasury inflation-protected securities 15.56%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]		6,799	6,825
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]		200,073	203,596
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]		6,377	6,493
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]		83,356	84,819
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]		351,896	355,487
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]		123,409	124,212
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]		72,952	74,002
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]		232,229	236,077
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]		87,139	87,082
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]		41,070	41,092
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]		27,421	27,592
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]		103,865	104,894
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		33,471	33,153
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		17,486	17,342
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		12,968	12,844
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]		3,201	3,238
U.S. Treasury Inflation-Protected Security 0.125% 2027[2]		83,953	82,613
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]		83,283	83,036
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]		87,889	87,363

156	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	USD	19,604	$18,602
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]		12,947	12,285
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]		5,935	4,535
			1,707,182

Total U.S. Treasury bonds & notes			3,779,119

Corporate bonds, notes & loans 33.56%
Financials 9.21%
ACE INA Holdings, Inc. 2.875% 2022		3,625	3,626
ACE INA Holdings, Inc. 3.35% 2026		2,025	1,984
ACE INA Holdings, Inc. 4.35% 2045		2,220	2,099
AerCap Holdings NV 6.50% 2025		1,798	1,842
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023		3,130	2,984
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024		5,996	5,543
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		10,289	8,966
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		12,359	10,422
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		12,595	10,095
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033		5,120	4,049
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		1,254	906
Ally Financial, Inc. 5.125% 2024		1,500	1,516
Ally Financial, Inc. 8.00% 2031		8,479	9,288
Ally Financial, Inc. 8.00% 2031		7,070	7,868
Arthur J. Gallagher & Co. 3.50% 2051		1,073	822
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[3]		1,400	1,216
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[3]		1,970	1,835
Bank of America Corp. 3.841% 2025 (USD-SOFR + 1.11% on 4/25/2024)[3]		2,635	2,624
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[3]		981	881
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[3]		7,989	7,115
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[3]		10,129	9,442
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[3]		2,635	2,596
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[3]		2,773	2,377
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[3]		21,177	16,935
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[3]		36,155	29,253
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[3]		2,613	2,158
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[3]		8,343	7,012
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[3]		4,089	3,487
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[3]		11,965	11,659
Bank of Nova Scotia 2.45% 2032		900	749
Berkshire Hathaway Finance Corp. 4.20% 2048		8,720	7,990
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]		2,875	2,750
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]		12,000	11,095
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]		9,981	8,833
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[3,4]		13,134	11,824
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]		3,594	3,010
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[3,4]		4,177	3,457
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[3,4]		3,694	3,096
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032		3,635	3,304
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[3]		4,525	4,339
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[3]		4,650	4,609
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031		1,126	914
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[3]		5,410	5,377
Citigroup, Inc. 4.60% 2026		1,800	1,805
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[3]		8,740	7,742
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[3]		5,520	5,125
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[3]		2,110	1,790
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[3]		5,350	4,825
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[3]		2,373	2,344
Corebridge Financial, Inc. 3.50% 2025[4]		1,439	1,400
Corebridge Financial, Inc. 3.65% 2027[4]		4,493	4,228

American Funds Insurance Series	157

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Corebridge Financial, Inc. 3.85% 2029[4]	USD	5,794	$5,360
Corebridge Financial, Inc. 3.90% 2032[4]		5,959	5,352
Corebridge Financial, Inc. 4.35% 2042[4]		361	309
Corebridge Financial, Inc. 4.40% 2052[4]		1,352	1,130
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]		4,450	4,099
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]		3,400	2,999
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]		12,000	11,922
Credit Suisse Group AG 3.80% 2023		12,925	12,809
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]		500	496
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]		850	801
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]		5,750	5,219
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]		10,950	9,423
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]		3,096	2,742
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]		7,369	5,872
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[3,4]		2,990	2,621
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]		2,975	2,824
Deutsche Bank AG 3.30% 2022		2,695	2,695
Deutsche Bank AG 3.95% 2023		6,350	6,338
Deutsche Bank AG 0.898% 2024		2,500	2,344
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[3]		10,475	10,106
Deutsche Bank AG 3.70% 2024		5,150	5,062
Deutsche Bank AG 3.70% 2024		2,550	2,521
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[3]		8,586	8,305
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[3]		42,264	37,590
Deutsche Bank AG 4.10% 2026		7,305	7,177
Deutsche Bank AG 4.10% 2026		857	848
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[3]		3,825	3,304
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[3]		6,135	5,315
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[3]		2,900	2,431
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[3]		2,100	1,664
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]		1,200	1,072
GE Capital Funding, LLC 4.55% 2032		400	386
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[3]		3,030	2,691
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[3]		13,275	11,662
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[3]		13,961	12,365
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[3]		1,235	1,122
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[3]		7,403	7,012
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[3]		9,600	9,061
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[3]		19,697	15,947
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[3]		2,535	2,107
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[3]		6,075	5,013
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[3]		10,422	8,911
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[3]		3,160	2,313
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[3]		1,750	1,650
Groupe BPCE SA 2.75% 2023[4]		6,875	6,855
Groupe BPCE SA 5.70% 2023[4]		28,166	28,597
Groupe BPCE SA 5.15% 2024[4]		5,481	5,485
Groupe BPCE SA 1.625% 2025[4]		2,980	2,811
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]		6,350	5,693
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[3]		5,270	4,699
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[3]		6,610	6,432
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[3]		2,628	2,210
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[3]		9,525	9,192
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[3]		6,490	5,336
Huarong Finance 2017 Co., Ltd. 4.25% 2027		6,335	5,527

158	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Huarong Finance 2017 Co., Ltd. 4.75% 2027	USD	669	$605
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[5]		2,750	2,688
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[5]		397	373
Huarong Finance II Co., Ltd. 5.00% 2025		480	454
Huarong Finance II Co., Ltd. 5.50% 2025		6,669	6,477
Huarong Finance II Co., Ltd. 4.625% 2026		200	184
Huarong Finance II Co., Ltd. 4.875% 2026		2,106	1,935
Intercontinental Exchange, Inc. 4.35% 2029		8,710	8,607
Intercontinental Exchange, Inc. 4.60% 2033		4,601	4,584
Intercontinental Exchange, Inc. 4.95% 2052		1,517	1,489
Intercontinental Exchange, Inc. 5.20% 2062		3,465	3,469
Intesa Sanpaolo SpA 3.375% 2023[4]		10,035	9,993
Intesa Sanpaolo SpA 3.25% 2024[4]		770	746
Intesa Sanpaolo SpA 5.017% 2024[4]		68,143	65,083
Intesa Sanpaolo SpA 5.71% 2026[4]		15,400	14,694
Intesa Sanpaolo SpA 3.875% 2027[4]		6,250	5,773
Intesa Sanpaolo SpA 3.875% 2028[4]		1,986	1,839
Iron Mountain Information Management Services, Inc. 5.00% 2032[4]		2,060	1,667
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[3]		5,870	5,493
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[3]		11,105	10,380
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[3]		3,620	3,580
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[3]		5,965	5,236
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[3]		1,832	1,633
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[3]		4,350	4,034
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[3]		12,080	11,892
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[3]		2,453	2,112
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[3]		9,600	8,989
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[3]		11,980	11,568
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[3]		1,766	1,506
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[3]		5,313	4,420
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[3]		4,802	4,045
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[3]		553	475
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[3]		1,907	1,875
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[3]		2,415	2,176
Keb Hana Bank 3.25% 2027[4]		1,315	1,265
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[3]		2,675	2,533
Lloyds Banking Group PLC 4.375% 2028		8,825	8,583
Marsh & McLennan Companies, Inc. 2.375% 2031		367	308
Marsh & McLennan Companies, Inc. 2.90% 2051		505	356
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]		1,405	1,518
MetLife, Inc. 3.60% 2025		3,490	3,472
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[3]		2,960	2,744
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[3]		6,200	5,487
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[3]		2,225	1,963
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[3]		2,970	2,679
Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[3]		2,945	2,871
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[3]		4,615	4,068
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[3]		3,065	2,900
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[3]		2,300	2,218
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[3]		2,680	2,560
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[3]		10,488	9,217
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[3]		3,671	3,592

American Funds Insurance Series	159

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[3]	USD	30,007	$24,341
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[3]		3,951	3,269
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[3]		6,616	5,677
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[3]		2,286	2,216
MSCI, Inc. 3.25% 2033[4]		2,750	2,197
Navient Corp. 6.75% 2025		425	384
OneMain Holdings, Inc. 7.125% 2026		250	232
PNC Financial Services Group, Inc. 2.854% 2022[3]		5,850	5,853
Rede D’Or Finance SARL 4.50% 2030[4]		1,572	1,330
Santander Holdings USA, Inc. 3.50% 2024		8,325	8,186
Santander Holdings USA, Inc. 2.49% 2028[3]		3,625	3,202
Sumitomo Mitsui Banking Corp. 2.174% 2027		1,100	996
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[3]		1,530	1,155
Synchrony Financial 4.375% 2024		3,640	3,620
Toronto-Dominion Bank 1.95% 2027		1,060	960
Toronto-Dominion Bank 2.00% 2031		3,510	2,854
Toronto-Dominion Bank 2.45% 2032		4,145	3,467
Toronto-Dominion Bank 4.456% 2032		4,181	4,138
Travelers Companies, Inc. 2.55% 2050		768	535
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[3,4]		4,000	3,503
UniCredit SpA 4.625% 2027[4]		1,395	1,339
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]		16,130	14,212
Vigorous Champion International, Ltd. 4.25% 2029		462	429
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[3]		20,480	19,520
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[3]		3,524	3,470
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[3]		9,236	8,756
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[3]		7,665	6,809
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[3]		3,153	2,923
Willis North America, Inc. 4.65% 2027		1,290	1,270
			1,010,284

Utilities 4.28%
AEP Texas, Inc. 3.45% 2051		1,475	1,135
Alabama Power Co. 3.00% 2052		3,880	2,854
Alfa Desarrollo SpA 4.55% 2051[4]		1,002	722
Ameren Corp. 4.50% 2049		2,875	2,777
Baltimore Gas & Electric 4.55% 2052		525	510
Berkshire Hathaway Energy Company 4.50% 2045		5,895	5,471
Comisión Federal de Electricidad 4.688% 2029[4]		3,655	3,281
Comisión Federal de Electricidad 3.875% 2033[4]		1,340	1,016
Connecticut Light and Power Co. 2.05% 2031		1,775	1,502
Consumers Energy Co. 4.05% 2048		1,413	1,289
Consumers Energy Co. 3.10% 2050		4,123	3,176
Consumers Energy Co. 3.75% 2050		5,625	4,915
Consumers Energy Co. 3.50% 2051		235	196
Duke Energy Corp. 3.75% 2024		3,826	3,825
Duke Energy Florida, LLC 3.40% 2046		5,669	4,476
Duke Energy Florida, LLC 3.00% 2051		711	532
Duke Energy Progress, LLC 3.70% 2028		3,750	3,635
Duke Energy Progress, LLC 2.00% 2031		1,775	1,472
Duke Energy Progress, LLC 2.50% 2050		644	441
Edison International 3.125% 2022		2,900	2,896
Edison International 3.55% 2024		6,850	6,689
Edison International 4.95% 2025		175	176
Edison International 5.75% 2027		3,181	3,231
Edison International 4.125% 2028		3,644	3,401

160	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[3]	EUR	2,800	$2,077
Emera US Finance LP 0.833% 2024	USD	600	561
Emera US Finance LP 2.639% 2031		4,400	3,660
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[3]		1,425	1,380
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]		1,000	1,028
ENN Clean Energy International Investment, Ltd. 3.375% 2026[4]		1,310	1,191
Entergy Louisiana, LLC 4.20% 2048		6,325	5,818
Eversource Energy 3.80% 2023		5,000	5,013
FirstEnergy Corp. 1.60% 2026		20,066	17,548
FirstEnergy Corp. 3.50% 2028[4]		2,400	2,260
FirstEnergy Corp. 4.10% 2028[4]		425	415
FirstEnergy Corp. 2.25% 2030		13,707	10,880
FirstEnergy Corp. 2.65% 2030		12,524	10,351
FirstEnergy Corp., Series B, 4.40% 2027[3]		12,178	11,509
FirstEnergy Transmission, LLC 2.866% 2028[4]		4,000	3,387
Florida Power & Light Company 2.45% 2032		6,025	5,257
Florida Power & Light Company 2.875% 2051		9,334	6,961
Georgia Power Co. 3.70% 2050		275	219
Interchile SA 4.50% 2056[4]		465	383
Israel Electric Corp., Ltd. 4.25% 2028[4]		10,190	9,821
Israel Electric Corp., Ltd. 3.75% 2032[4]		340	305
Jersey Central Power & Light Co. 2.75% 2032[4]		525	447
Mississippi Power Co. 4.25% 2042		5,020	4,387
Monongahela Power Co. 3.55% 2027[4]		1,700	1,619
NextEra Energy Capital Holdings, Inc. 1.875% 2027		3,000	2,708
NextEra Energy Capital Holdings, Inc. 2.44% 2032		2,765	2,305
NiSource Finance Corp. 5.00% 2052		2,150	2,105
Northern States Power Co. 3.20% 2052		298	235
Northern States Power Co. 4.50% 2052		3,065	3,028
Pacific Gas and Electric Co. 1.367% 2023		11,550	11,377
Pacific Gas and Electric Co. 3.25% 2023		5,615	5,537
Pacific Gas and Electric Co. 3.40% 2024		2,000	1,924
Pacific Gas and Electric Co. 2.95% 2026		10,850	9,872
Pacific Gas and Electric Co. 3.15% 2026		27,543	25,256
Pacific Gas and Electric Co. 3.30% 2027		12,289	10,741
Pacific Gas and Electric Co. 3.30% 2027		5,850	5,246
Pacific Gas and Electric Co. 3.75% 2028		13,075	11,555
Pacific Gas and Electric Co. 4.65% 2028		7,900	7,326
Pacific Gas and Electric Co. 4.55% 2030		35,299	31,399
Pacific Gas and Electric Co. 2.50% 2031		19,695	15,083
Pacific Gas and Electric Co. 3.25% 2031		1,300	1,051
Pacific Gas and Electric Co. 3.30% 2040		8,898	6,148
Pacific Gas and Electric Co. 3.75% 2042		9,466	6,423
Pacific Gas and Electric Co. 4.75% 2044		336	258
Pacific Gas and Electric Co. 3.50% 2050		6,836	4,579
Public Service Electric and Gas Co. 3.20% 2029		6,000	5,721
Public Service Electric and Gas Co. 1.90% 2031		775	645
Public Service Electric and Gas Co. 3.10% 2032		7,500	6,898
Puget Energy, Inc. 3.65% 2025		300	294
Southern California Edison Co. 2.85% 2029		8,200	7,273
Southern California Edison Co. 4.20% 2029		11,000	10,595
Southern California Edison Co. 2.50% 2031		5,149	4,329
Southern California Edison Co. 5.35% 2035		6,450	6,444
Southern California Edison Co. 5.75% 2035		4,549	4,710
Southern California Edison Co. 5.625% 2036		7,051	7,125
Southern California Edison Co. 5.55% 2037		3,844	3,872
Southern California Edison Co. 5.95% 2038		5,121	5,312
Southern California Edison Co. 4.00% 2047		9,402	7,645
Southern California Edison Co. 4.125% 2048		8,048	6,637

American Funds Insurance Series	161

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 4.875% 2049	USD	916	$832
Southern California Edison Co. 3.65% 2050		5,353	4,102
Southern California Edison Co. 3.65% 2051		6,978	5,428
Southern California Edison Co., Series C, 3.60% 2045		2,717	2,060
Southwestern Electric Power Co. 1.65% 2026		3,550	3,237
Southwestern Electric Power Co. 3.25% 2051		2,270	1,685
Union Electric Co. 2.15% 2032		3,175	2,641
Virginia Electric and Power Co. 2.30% 2031		2,425	2,053
Virginia Electric and Power Co. 2.40% 2032		5,795	4,958
WEC Energy Group, Inc. 2.20% 2028		1,575	1,379
Wisconsin Electric Power Co. 2.85% 2051		375	273
Wisconsin Power and Light Co. 1.95% 2031		525	437
Wisconsin Power and Light Co. 3.65% 2050		1,075	884
Xcel Energy, Inc. 3.30% 2025		5,650	5,551
Xcel Energy, Inc. 1.75% 2027		5,660	5,061
Xcel Energy, Inc. 2.60% 2029		2,925	2,553
Xcel Energy, Inc. 2.35% 2031		8,500	7,026
Xcel Energy, Inc. 4.60% 2032		11,675	11,590
			469,501

Consumer discretionary 4.04%
Allied Universal Holdco, LLC 4.625% 2028[4]		335	277
Amazon.com, Inc. 3.30% 2027		1,760	1,728
Amazon.com, Inc. 1.65% 2028		3,860	3,424
Amazon.com, Inc. 3.45% 2029		1,305	1,270
Amazon.com, Inc. 3.60% 2032		6,830	6,584
Amazon.com, Inc. 2.875% 2041		650	521
Amazon.com, Inc. 3.10% 2051		9,380	7,400
Amazon.com, Inc. 3.95% 2052		1,635	1,513
Amazon.com, Inc. 3.25% 2061		4,100	3,128
Amazon.com, Inc. 4.10% 2062		470	426
Atlas LuxCo 4 SARL 4.625% 2028[4]		255	207
Bayerische Motoren Werke AG 1.25% 2026[4]		100	90
Bayerische Motoren Werke AG 3.45% 2027[4]		1,075	1,049
Bayerische Motoren Werke AG 1.95% 2031[4]		620	507
Bayerische Motoren Werke AG 3.70% 2032[4]		1,350	1,275
Daimler Trucks Finance North America, LLC 1.125% 2023[4]		3,015	2,896
Daimler Trucks Finance North America, LLC 1.625% 2024[4]		4,950	4,658
Daimler Trucks Finance North America, LLC 3.50% 2025[4]		1,750	1,716
Daimler Trucks Finance North America, LLC 3.65% 2027[4]		4,140	3,969
Daimler Trucks Finance North America, LLC 2.375% 2028[4]		3,975	3,425
Daimler Trucks Finance North America, LLC 2.50% 2031[4]		9,625	7,853
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]		8,000	7,907
DaimlerChrysler North America Holding Corp. 3.35% 2023[4]		2,000	2,003
Ford Motor Credit Company, LLC 5.125% 2025		3,870	3,704
Ford Motor Credit Company, LLC 3.815% 2027		3,790	3,229
Ford Motor Credit Company, LLC 4.125% 2027		39,080	34,523
Ford Motor Credit Company, LLC 4.271% 2027		18,542	16,667
Ford Motor Credit Company, LLC 5.113% 2029		4,205	3,779
General Motors Company 4.35% 2025		11,358	11,229
General Motors Company 6.125% 2025		28,743	29,756
General Motors Company 4.20% 2027		1,030	978
General Motors Company 5.40% 2048		7,200	6,278
General Motors Financial Co. 3.55% 2022		3,703	3,703
General Motors Financial Co. 3.25% 2023		964	963
General Motors Financial Co. 1.05% 2024		4,200	3,984
General Motors Financial Co. 3.50% 2024		9,945	9,727
General Motors Financial Co. 2.75% 2025		3,634	3,415
General Motors Financial Co. 2.90% 2025		1,032	986
General Motors Financial Co. 3.80% 2025		3,153	3,078

162	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 1.50% 2026	USD	5,050	$4,415
General Motors Financial Co. 2.35% 2027		4,070	3,588
General Motors Financial Co. 2.70% 2027		2,406	2,119
General Motors Financial Co. 2.40% 2028		13,909	11,769
General Motors Financial Co. 2.40% 2028		464	386
General Motors Financial Co. 3.60% 2030		465	402
General Motors Financial Co. 2.35% 2031		6,075	4,716
General Motors Financial Co. 2.70% 2031		6,075	4,793
Grand Canyon University 4.125% 2024		4,190	4,006
Home Depot, Inc. 2.95% 2029		6,081	5,681
Home Depot, Inc. 4.50% 2048		1,915	1,871
Hyundai Capital America 2.85% 2022[4]		4,118	4,108
Hyundai Capital America 3.25% 2022[4]		1,521	1,521
Hyundai Capital America 1.25% 2023[4]		3,150	3,054
Hyundai Capital America 2.375% 2023[4]		9,977	9,852
Hyundai Capital America 0.875% 2024[4]		2,780	2,601
Hyundai Capital America 1.00% 2024[4]		2,750	2,555
Hyundai Capital America 3.40% 2024[4]		8,180	8,030
Hyundai Capital America 1.80% 2025[4]		12,714	11,642
Hyundai Capital America 2.65% 2025[4]		13,054	12,464
Hyundai Capital America 1.30% 2026[4]		6,000	5,332
Hyundai Capital America 1.50% 2026[4]		8,310	7,365
Hyundai Capital America 1.65% 2026[4]		7,275	6,421
Hyundai Capital America 2.375% 2027[4]		6,264	5,516
Hyundai Capital America 3.00% 2027[4]		10,408	9,583
Hyundai Capital America 1.80% 2028[4]		6,000	5,070
Hyundai Capital America 2.00% 2028[4]		5,900	4,966
Hyundai Capital America 2.10% 2028[4]		4,010	3,384
Hyundai Capital Services, Inc. 1.25% 2026[4]		3,695	3,328
KIA Corp. 2.375% 2025[4]		1,580	1,513
Limited Brands, Inc. 6.875% 2035		740	603
Marriott International, Inc. 5.75% 2025		330	343
Marriott International, Inc. 3.125% 2026		410	392
Marriott International, Inc. 2.75% 2033		2,226	1,753
McDonald’s Corp. 2.125% 2030		2,482	2,124
McDonald’s Corp. 4.45% 2047		3,535	3,284
McDonald’s Corp. 3.625% 2049		2,938	2,433
Meituan Dianping 3.05% 2030[4]		3,200	2,385
Nissan Motor Co., Ltd. 2.60% 2022[4]		1,415	1,408
Nissan Motor Co., Ltd. 3.043% 2023[4]		240	236
Nissan Motor Co., Ltd. 3.522% 2025[4]		800	758
Nissan Motor Co., Ltd. 2.00% 2026[4]		12,000	10,396
Nissan Motor Co., Ltd. 4.345% 2027[4]		1,790	1,645
Nissan Motor Co., Ltd. 2.75% 2028[4]		11,200	9,374
Nissan Motor Co., Ltd. 4.81% 2030[4]		17,533	15,593
Sands China, Ltd. 2.55% 2027[3,4]		2,368	1,728
Starbucks Corp. 3.75% 2047		3,785	3,077
Stellantis Finance US, Inc. 1.711% 2027[4]		3,500	3,046
Stellantis Finance US, Inc. 2.691% 2031[4]		4,280	3,393
Toyota Motor Credit Corp. 3.375% 2030		4,954	4,665
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[4]		425	368
Volkswagen Group of America Finance, LLC 4.25% 2023[4]		15,000	15,009
Volkswagen Group of America Finance, LLC 2.85% 2024[4]		1,087	1,060
Volkswagen Group of America Finance, LLC 3.35% 2025[4]		2,636	2,550
Volkswagen Group of America Finance, LLC 4.35% 2027[4]		2,550	2,502
Wyndham Destinations, Inc. 6.625% 2026[4]		675	641
Wynn Resorts Finance, LLC 5.125% 2029[4]		410	323
			442,965

American Funds Insurance Series	163

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 3.52%
Antero Resources Corp. 5.375% 2030[4]	USD	280	$256
Apache Corp. 4.625% 2025		645	643
Apache Corp. 4.25% 2030		2,465	2,189
Apache Corp. 5.35% 2049		800	634
Baker Hughes Co. 2.061% 2026		1,136	1,043
Canadian Natural Resources, Ltd. 2.05% 2025		754	706
Canadian Natural Resources, Ltd. 3.85% 2027		1,151	1,104
Cenovus Energy, Inc. 5.375% 2025		2,763	2,847
Cenovus Energy, Inc. 4.25% 2027		18,067	17,725
Cenovus Energy, Inc. 2.65% 2032		2,969	2,459
Cenovus Energy, Inc. 5.25% 2037		770	753
Cenovus Energy, Inc. 5.40% 2047		15,180	14,617
Cheniere Energy Partners LP 3.25% 2032[4]		937	740
Cheniere Energy, Inc. 7.00% 2024		410	425
Chevron Corp. 2.355% 2022		4,800	4,793
Chevron Corp. 2.954% 2026		3,365	3,285
Chevron Corp. 3.078% 2050		692	552
Columbia Pipeline Partners LP 5.80% 2045		1,410	1,454
Devon Energy Corp. 4.50% 2030		5,197	4,914
Diamondback Energy, Inc. 4.40% 2051		2,016	1,721
Diamondback Energy, Inc. 4.25% 2052		3,135	2,607
DT Midstream, Inc. 4.125% 2029[4]		555	472
Ecopetrol SA 5.875% 2045		452	308
Enbridge, Inc. 4.00% 2023		1,500	1,506
Energy Transfer Operating LP 5.875% 2024		294	300
Energy Transfer Operating LP 2.90% 2025		4,402	4,188
Energy Transfer Operating LP 3.75% 2030		5,567	5,023
Energy Transfer Operating LP 5.00% 2050		14,895	12,698
Energy Transfer Partners LP 4.20% 2023		2,860	2,866
Energy Transfer Partners LP 4.50% 2024		4,915	4,921
Energy Transfer Partners LP 4.75% 2026		1,506	1,502
Energy Transfer Partners LP 4.95% 2028		4,559	4,497
Energy Transfer Partners LP 5.25% 2029		1,275	1,264
Energy Transfer Partners LP 5.30% 2047		8,984	7,797
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[3]		7,850	5,894
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[3]		500	370
Enterprise Products Operating, LLC 3.20% 2052		1,771	1,274
Enterprise Products Operating, LLC 3.30% 2053		2,358	1,719
EQT Corp. 7.50% 2030[3]		7,500	8,065
Equinor ASA 3.625% 2028		4,928	4,821
Equinor ASA 3.125% 2030		20,000	18,563
Equinor ASA 3.25% 2049		5,687	4,523
Exxon Mobil Corp. 3.043% 2026		4,625	4,544
Exxon Mobil Corp. 2.61% 2030		1,040	935
MPLX LP 4.00% 2028		4,665	4,436
MPLX LP 5.50% 2049		8,081	7,514
Odebrecht Drilling Norbe 1.00% PIK and 6.35% Cash 2026[4,6]		39	24
Odebrecht Drilling Norbe 0% perpetual bonds[4]		1,150	5
Oleoducto Central SA 4.00% 2027[4]		1,715	1,434
Oleoducto Central SA 4.00% 2027		350	293
ONEOK, Inc. 2.20% 2025		193	180
ONEOK, Inc. 4.55% 2028		1,610	1,558
ONEOK, Inc. 6.35% 2031		984	1,029
ONEOK, Inc. 5.20% 2048		9,363	8,321
ONEOK, Inc. 4.45% 2049		440	351
ONEOK, Inc. 7.15% 2051		3,275	3,482
Petróleos Mexicanos 3.50% 2023		1,500	1,479
Petróleos Mexicanos 6.875% 2025		5,000	4,687
Petróleos Mexicanos 6.875% 2026		43,810	39,562

164	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 6.50% 2027	USD	31,829	$27,694
Petróleos Mexicanos 6.50% 2029		3,409	2,782
Petróleos Mexicanos 8.75% 2029[4]		7,215	6,545
Petróleos Mexicanos 6.70% 2032		18,259	13,961
Petróleos Mexicanos 7.69% 2050		285	191
Qatar Petroleum 2.25% 2031[4]		22,020	18,846
Qatar Petroleum 3.125% 2041[4]		7,310	5,751
Qatar Petroleum 3.30% 2051[4]		2,185	1,693
SA Global Sukuk, Ltd. 1.602% 2026[4]		7,645	6,982
Sabine Pass Liquefaction, LLC 5.625% 2023[3]		1,000	1,010
Sabine Pass Liquefaction, LLC 5.75% 2024		8,000	8,166
Sabine Pass Liquefaction, LLC 5.625% 2025		10,000	10,211
Sabine Pass Liquefaction, LLC 5.875% 2026		15,700	16,249
Shell International Finance BV 3.875% 2028		9,410	9,293
Shell International Finance BV 2.75% 2030		1,186	1,071
Southwestern Energy Co. 5.95% 2025[3]		495	490
Sunoco Logistics Operating Partners LP 5.40% 2047		5,396	4,745
Total Capital Canada, Ltd. 2.75% 2023		2,140	2,125
Total Capital International 3.455% 2029		885	843
TransCanada PipeLines, Ltd. 4.10% 2030		1,578	1,509
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[3]		2,782	2,568
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[3]		2,202	1,911
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[3]		3,079	2,482
Williams Partners LP 4.50% 2023		500	504
Williams Partners LP 4.30% 2024		595	598
			386,092

Health care 3.17%
AbbVie, Inc. 3.20% 2029		4,783	4,404
AbbVie, Inc. 4.25% 2049		8	7
Amgen, Inc. 2.45% 2030		5,131	4,479
Amgen, Inc. 3.35% 2032		493	452
Amgen, Inc. 4.40% 2062		196	171
Anthem, Inc. 2.375% 2025		1,534	1,479
Anthem, Inc. 4.10% 2032		8,711	8,486
Anthem, Inc. 4.55% 2052		1,721	1,623
AstraZeneca Finance, LLC 1.75% 2028		1,429	1,262
AstraZeneca Finance, LLC 2.25% 2031		2,087	1,819
AstraZeneca PLC 4.00% 2029		5,920	5,901
Bausch Health Companies, Inc. 4.875% 2028[4]		830	651
Baxter International, Inc. 2.539% 2032		3,906	3,301
Bayer US Finance II, LLC 4.25% 2025[4]		17,570	17,370
Centene Corp. 4.25% 2027		14,860	13,917
Centene Corp. 2.45% 2028		12,410	10,384
Centene Corp. 4.625% 2029		14,945	13,980
Centene Corp. 3.375% 2030		15,718	13,375
Centene Corp. 2.50% 2031		8,550	6,813
Centene Corp. 2.625% 2031		2,510	2,002
Danaher Corp. 2.80% 2051		1,090	787
Eli Lilly and Company 3.375% 2029		1,255	1,229
Gilead Sciences, Inc. 1.65% 2030		1,570	1,287
HCA, Inc. 3.125% 2027[4]		755	687
HCA, Inc. 3.375% 2029[4]		1,770	1,558
HCA, Inc. 3.625% 2032[4]		5,729	4,840
HCA, Inc. 4.625% 2052[4]		390	313
Laboratory Corporation of America Holdings 1.55% 2026		1,058	951
Laboratory Corporation of America Holdings 4.70% 2045		4,160	3,703
Merck & Co., Inc. 1.70% 2027		3,093	2,812
Merck & Co., Inc. 2.15% 2031		5,845	5,033
Merck & Co., Inc. 2.75% 2051		808	598

American Funds Insurance Series	165

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Regeneron Pharmaceuticals, Inc. 1.75% 2030	USD	1,918	$1,540
Roche Holdings, Inc. 1.93% 2028[4]		7,845	6,941
Roche Holdings, Inc. 2.076% 2031[4]		14,737	12,579
Roche Holdings, Inc. 2.607% 2051[4]		645	469
Shire PLC 3.20% 2026		14,406	13,847
Teva Pharmaceutical Finance Co. BV 7.125% 2025		45,000	43,984
Teva Pharmaceutical Finance Co. BV 3.15% 2026		68,853	56,684
Teva Pharmaceutical Finance Co. BV 6.75% 2028		26,824	25,053
Teva Pharmaceutical Finance Co. BV 4.10% 2046		46,666	29,209
UnitedHealth Group, Inc. 3.35% 2022		4,385	4,385
UnitedHealth Group, Inc. 3.75% 2025		5,410	5,410
UnitedHealth Group, Inc. 3.70% 2027		1,184	1,181
UnitedHealth Group, Inc. 4.00% 2029		2,231	2,211
UnitedHealth Group, Inc. 2.00% 2030		855	733
UnitedHealth Group, Inc. 4.20% 2032		3,169	3,169
UnitedHealth Group, Inc. 3.05% 2041		1,300	1,050
UnitedHealth Group, Inc. 4.25% 2048		960	897
UnitedHealth Group, Inc. 3.25% 2051		927	729
UnitedHealth Group, Inc. 4.75% 2052		1,400	1,402
UnitedHealth Group, Inc. 4.95% 2062		550	559
			347,706

Communication services 3.16%
AT&T, Inc. 1.70% 2026		19,000	17,392
AT&T, Inc. 1.65% 2028		4,700	4,070
AT&T, Inc. 4.30% 2030		15,940	15,569
AT&T, Inc. 2.55% 2033		15,003	12,188
AT&T, Inc. 3.50% 2053		19,935	15,144
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[4]		4,800	4,546
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029		1,351	1,111
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		5,642	4,524
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[4]		1,265	1,039
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033		2,642	2,362
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[4]		3,875	3,007
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.75% 2048		5,000	4,492
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053		1,240	1,050
CenturyLink, Inc. 4.00% 2027[4]		17,946	15,226
Comcast Corp. 3.15% 2028		7,200	6,870
Comcast Corp. 2.65% 2030		7,500	6,718
Comcast Corp. 4.00% 2048		5,000	4,357
Magallanes, Inc. 3.428% 2024[4]		6,552	6,429
Magallanes, Inc. 3.638% 2025[4]		3,056	2,964
Magallanes, Inc. 3.755% 2027[4]		9,501	8,920
Magallanes, Inc. 4.054% 2029[4]		1,316	1,206
Magallanes, Inc. 4.279% 2032[4]		4,932	4,413
Magallanes, Inc. 5.05% 2042[4]		3,147	2,682
Magallanes, Inc. 5.141% 2052[4]		11,141	9,366
Magallanes, Inc. 5.391% 2062[4]		2,802	2,348
Netflix, Inc. 4.875% 2028		20,119	18,976
Netflix, Inc. 5.875% 2028		25,021	24,526
Netflix, Inc. 5.375% 2029[4]		12,400	11,740
Netflix, Inc. 6.375% 2029		2,930	2,965
Netflix, Inc. 4.875% 2030[4]		13,375	12,266
News Corp. 5.125% 2032[4]		1,300	1,154
SBA Tower Trust 1.631% 2026[4]		6,741	6,038
Sirius XM Radio, Inc. 4.00% 2028[4]		675	586
Sprint Corp. 7.625% 2025		6,665	6,960
Tencent Holdings, Ltd. 2.39% 2030[4]		10,000	8,379
T-Mobile US, Inc. 3.50% 2025		3,275	3,207
T-Mobile US, Inc. 2.25% 2026		2,388	2,153

166	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 2.625% 2026	USD	9,691	$8,813
T-Mobile US, Inc. 3.75% 2027		5,000	4,819
T-Mobile US, Inc. 2.40% 2029		1,224	1,059
T-Mobile US, Inc. 2.625% 2029		3,117	2,632
T-Mobile US, Inc. 3.875% 2030		4,500	4,204
T-Mobile US, Inc. 2.875% 2031		7,913	6,584
T-Mobile US, Inc. 3.50% 2031		9,629	8,334
T-Mobile US, Inc. 3.00% 2041		2,100	1,569
T-Mobile US, Inc. 3.40% 2052		12,280	9,096
Verizon Communications, Inc. 4.329% 2028		1,539	1,532
Verizon Communications, Inc. 1.75% 2031		10,090	8,114
Verizon Communications, Inc. 2.55% 2031		8,375	7,168
Verizon Communications, Inc. 2.355% 2032		4,743	3,937
Verizon Communications, Inc. 3.40% 2041		2,050	1,673
Verizon Communications, Inc. 2.875% 2050		3,000	2,133
Verizon Communications, Inc. 3.55% 2051		1,975	1,587
Verizon Communications, Inc. 3.875% 2052		3,155	2,651
Vodafone Group PLC 4.375% 2028		10,000	9,963
Vodafone Group PLC 4.25% 2050		3,050	2,555
ZipRecruiter, Inc. 5.00% 2030[4]		1,500	1,262
			346,628

Industrials 2.89%
ADT Security Corp. 4.125% 2029[4]		510	415
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026		2,841	2,486
Aeropuerto International de Tocume SA 4.00% 2041[4]		730	593
Aeropuerto International de Tocume SA 5.125% 2061[4]		565	449
Air Lease Corp. 0.80% 2024		3,175	2,910
Air Lease Corp. 2.875% 2026		11,453	10,531
Air Lease Corp. 2.20% 2027		3,060	2,669
Air Lease Corp. 2.10% 2028		2,450	1,967
Avolon Holdings Funding, Ltd. 3.95% 2024[4]		12,514	11,991
Avolon Holdings Funding, Ltd. 2.125% 2026[4]		8,333	7,214
Avolon Holdings Funding, Ltd. 4.25% 2026[4]		3,302	3,062
Avolon Holdings Funding, Ltd. 2.528% 2027[4]		2,142	1,748
Avolon Holdings Funding, Ltd. 3.25% 2027[4]		8,000	6,972
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[3]		1,680	1,650
Boeing Company 4.508% 2023		11,358	11,389
Boeing Company 1.95% 2024		5,646	5,467
Boeing Company 2.80% 2024		500	490
Boeing Company 4.875% 2025		34,682	34,602
Boeing Company 2.196% 2026		16,571	14,962
Boeing Company 2.75% 2026		16,588	15,429
Boeing Company 3.10% 2026		649	605
Boeing Company 2.70% 2027		6,473	5,766
Boeing Company 5.04% 2027		15,716	15,537
Boeing Company 3.25% 2028		11,379	10,179
Boeing Company 3.25% 2028		1,925	1,716
Boeing Company 5.15% 2030		42,874	41,190
Boeing Company 3.625% 2031		1,602	1,384
Boeing Company 3.90% 2049		1,411	1,004
Boeing Company 5.805% 2050		4,122	3,793
Canadian Pacific Railway, Ltd. 1.75% 2026		1,982	1,795
Canadian Pacific Railway, Ltd. 2.45% 2031		3,131	2,682
Canadian Pacific Railway, Ltd. 3.00% 2041		1,677	1,315
Canadian Pacific Railway, Ltd. 3.10% 2051		3,111	2,297
Carrier Global Corp. 3.377% 2040		15,000	11,784
Dun & Bradstreet Corp. 5.00% 2029[4]		2,798	2,420
General Dynamics Corp. 3.625% 2030		675	655

American Funds Insurance Series	167

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
General Electric Capital Corp. 4.418% 2035	USD	5,977	$5,590
General Electric Capital Corp., Series A, 6.75% 2032		675	756
Lockheed Martin Corp. 1.85% 2030		1,080	923
Lockheed Martin Corp. 4.50% 2036		424	422
Mexico City Airport Trust 5.50% 2046		1,959	1,357
Mexico City Airport Trust 5.50% 2047		5,909	4,069
Mexico City Airport Trust 5.50% 2047[4]		1,132	780
MISC Capital Two (Labuan), Ltd. 3.75% 2027[4]		2,690	2,529
Norfolk Southern Corp. 4.55% 2053		1,188	1,126
Northrop Grumman Corp. 3.25% 2028		10,845	10,318
Raytheon Technologies Corp. 1.90% 2031		3,087	2,533
Raytheon Technologies Corp. 2.375% 2032		1,321	1,119
Raytheon Technologies Corp. 2.82% 2051		665	477
Raytheon Technologies Corp. 3.03% 2052		1,190	889
Republic Services, Inc. 2.375% 2033		1,635	1,338
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[4]		2,550	1,973
Triton Container International, Ltd. 1.15% 2024[4]		1,609	1,507
Triton Container International, Ltd. 3.15% 2031[4]		2,482	2,009
Union Pacific Corp. 2.15% 2027		2,213	2,052
Union Pacific Corp. 2.40% 2030		4,454	3,942
Union Pacific Corp. 2.375% 2031		5,554	4,805
Union Pacific Corp. 2.80% 2032		5,240	4,670
Union Pacific Corp. 3.375% 2042		530	442
Union Pacific Corp. 3.25% 2050		7,000	5,505
Union Pacific Corp. 2.95% 2052		1,405	1,037
United Rentals, Inc. 5.50% 2027		2,500	2,456
United Technologies Corp. 3.125% 2027		4,551	4,356
United Technologies Corp. 4.125% 2028		4,974	4,914
Waste Management, Inc. 4.15% 2032		2,155	2,115
			317,127

Consumer staples 1.50%
7-Eleven, Inc. 1.80% 2031[4]		5,013	3,918
7-Eleven, Inc. 2.80% 2051[4]		5,000	3,269
Altria Group, Inc. 4.40% 2026		4,585	4,512
Altria Group, Inc. 4.50% 2043		1,585	1,194
Altria Group, Inc. 5.95% 2049		9,039	7,940
Anheuser-Busch InBev NV 4.75% 2029		7,500	7,638
Anheuser-Busch InBev NV 5.55% 2049		5,000	5,117
Anheuser-Busch InBev NV 4.50% 2050		1,355	1,220
British American Tobacco International Finance PLC 3.95% 2025[4]		16,879	16,570
British American Tobacco International Finance PLC 1.668% 2026		4,070	3,608
British American Tobacco PLC 3.557% 2027		10,991	10,064
British American Tobacco PLC 2.259% 2028		4,348	3,647
British American Tobacco PLC 4.448% 2028		3,065	2,905
British American Tobacco PLC 4.742% 2032		2,675	2,381
British American Tobacco PLC 4.39% 2037		1,500	1,192
British American Tobacco PLC 4.54% 2047		14,400	10,583
British American Tobacco PLC 4.758% 2049		22,045	16,661
British American Tobacco PLC 5.65% 2052		610	528
Conagra Brands, Inc. 5.30% 2038		436	412
Conagra Brands, Inc. 5.40% 2048		57	54
Constellation Brands, Inc. 3.50% 2027		7,500	7,207
Constellation Brands, Inc. 4.35% 2027		890	883
Constellation Brands, Inc. 2.875% 2030		620	540
Constellation Brands, Inc. 2.25% 2031		1,487	1,207
Constellation Brands, Inc. 4.75% 2032		2,284	2,273
Imperial Tobacco Finance PLC 3.50% 2023[4]		2,335	2,322
JBS Luxembourg SARL 2.50% 2027[4]		3,880	3,384
JBS Luxembourg SARL 3.625% 2032[4]		1,430	1,159

168	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
JBS USA Lux SA 3.00% 2029[4]	USD	2,709	$2,293
JBS USA Lux SA 5.50% 2030[4]		435	412
JBS USA Lux SA 3.00% 2032[4]		3,430	2,639
Kraft Heinz Company 4.875% 2049		1,270	1,124
Kraft Heinz Company 5.50% 2050		2,725	2,622
PepsiCo, Inc. 1.95% 2031		6,979	5,952
Philip Morris International, Inc. 4.125% 2043		4,117	3,331
Philip Morris International, Inc. 4.875% 2043		5,433	4,845
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031		3,110	2,422
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051		685	461
Reynolds American, Inc. 4.45% 2025		14,570	14,503
Reynolds American, Inc. 5.85% 2045		1,970	1,656
			164,648

Information technology 0.87%
Analog Devices, Inc. 1.70% 2028		1,962	1,721
Analog Devices, Inc. 2.80% 2041		521	409
Apple, Inc. 2.70% 2051		7,080	5,296
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027		7,027	6,768
Broadcom, Inc. 4.00% 2029[4]		2,940	2,727
Broadcom, Inc. 4.15% 2032[4]		2,270	2,052
Broadcom, Inc. 3.469% 2034[4]		32,636	26,605
Broadcom, Inc. 3.137% 2035[4]		1,164	885
Broadcom, Inc. 3.187% 2036[4]		4,803	3,658
Global Payments, Inc. 2.90% 2031		1,005	824
Oracle Corp. 1.65% 2026		8,417	7,554
Oracle Corp. 2.30% 2028		6,875	5,922
Oracle Corp. 2.875% 2031		7,393	6,098
Oracle Corp. 3.95% 2051		4,869	3,584
PayPal Holdings, Inc. 3.90% 2027		1,233	1,230
PayPal Holdings, Inc. 2.30% 2030		330	284
PayPal Holdings, Inc. 4.40% 2032		6,461	6,404
PayPal Holdings, Inc. 5.05% 2052		1,665	1,656
PayPal Holdings, Inc. 5.25% 2062		375	372
salesforce.com, inc. 1.95% 2031		3,775	3,210
salesforce.com, inc. 2.70% 2041		875	678
salesforce.com, inc. 2.90% 2051		5,140	3,893
salesforce.com, inc. 3.05% 2061		265	194
Square, Inc. 2.75% 2026[4]		1,975	1,757
Square, Inc. 3.50% 2031[4]		825	659
VeriSign, Inc. 2.70% 2031		1,494	1,204
			95,644

Real estate 0.76%
Alexandria Real Estate Equities, Inc. 4.50% 2029		70	68
American Campus Communities, Inc. 3.75% 2023		2,900	2,904
American Campus Communities, Inc. 3.875% 2031		620	610
American Tower Corp. 1.45% 2026		657	575
American Tower Corp. 3.65% 2027		5,390	5,123
American Tower Corp. 2.30% 2031		1,180	936
American Tower Corp. 2.70% 2031		1,100	906
American Tower Corp. 4.05% 2032		1,278	1,166
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]		395	314
Corporate Office Properties LP 2.00% 2029		1,139	919
Corporate Office Properties LP 2.75% 2031		1,547	1,252
Corporate Office Properties LP 2.90% 2033		564	438
Crown Castle International Corp. 2.50% 2031		2,451	2,008
Equinix, Inc. 2.90% 2026		3,287	3,058
Equinix, Inc. 3.20% 2029		3,846	3,420
Equinix, Inc. 2.50% 2031		7,760	6,295

American Funds Insurance Series	169

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 3.90% 2032	USD	1,155	$1,046
Equinix, Inc. 3.40% 2052		1,201	891
Extra Space Storage, Inc. 2.35% 2032		698	554
FibraSOMA 4.375% 2031[4]		1,475	1,054
Hospitality Properties Trust 4.50% 2025		855	677
Hospitality Properties Trust 3.95% 2028		1,710	1,173
Howard Hughes Corp. 4.375% 2031[4]		675	501
Invitation Homes Operating Partnership LP 2.30% 2028		767	646
Invitation Homes Operating Partnership LP 2.00% 2031		2,048	1,578
Invitation Homes Operating Partnership LP 2.70% 2034		660	509
Iron Mountain, Inc. 4.875% 2027[4]		1,605	1,455
Iron Mountain, Inc. 5.25% 2028[4]		3,500	3,149
Iron Mountain, Inc. 5.25% 2030[4]		675	588
Omega Healthcare Investors, Inc. 4.375% 2023		186	187
Piedmont Operating Partnership LP 4.45% 2024		1,000	1,004
Public Storage 1.95% 2028		993	859
Public Storage 2.30% 2031		3,195	2,688
Scentre Group 3.50% 2025[4]		4,565	4,437
Sun Communities Operating LP 2.30% 2028		1,026	879
Sun Communities Operating LP 2.70% 2031		3,877	3,129
VICI Properties LP 4.375% 2025		670	655
VICI Properties LP 4.75% 2028		6,844	6,545
VICI Properties LP 4.95% 2030		5,515	5,237
VICI Properties LP 5.125% 2032		11,766	11,112
VICI Properties LP 5.625% 2052		2,695	2,458
			83,003

Materials 0.16%
Air Products and Chemicals, Inc. 2.70% 2040		2,911	2,333
Ecolab, Inc. 1.65% 2027		835	764
Ecolab, Inc. 2.125% 2032		2,580	2,179
Ecolab, Inc. 2.70% 2051		335	239
Glencore Funding, LLC 2.625% 2031[4]		790	638
Glencore Funding, LLC 3.375% 2051[4]		370	253
International Flavors & Fragrances, Inc. 2.30% 2030[4]		3,536	2,909
LYB International Finance III, LLC 2.25% 2030		3,802	3,139
LYB International Finance III, LLC 3.625% 2051		2,617	1,938
Methanex Corp. 5.125% 2027		510	451
Nova Chemicals Corp. 4.25% 2029[4]		425	333
South32 Treasury (USA), Ltd. 4.35% 2032[4]		1,976	1,848
			17,024

Total corporate bonds, notes & loans			3,680,622

Mortgage-backed obligations 22.30%
Federal agency mortgage-backed obligations 19.52%
Fannie Mae Pool #976945 5.50% 2023[7]		3	3
Fannie Mae Pool #AB1068 4.50% 2025[7]		49	50
Fannie Mae Pool #256133 4.50% 2026[7]		47	47
Fannie Mae Pool #AR3058 3.00% 2028[7]		83	82
Fannie Mae Pool #AS8018 3.00% 2031[7]		49	48
Fannie Mae Pool #BM4741 3.00% 2032[7]		32	32
Fannie Mae Pool #924866 1.765% 2037[5,7]		430	428
Fannie Mae Pool #945680 6.00% 2037[7]		455	495
Fannie Mae Pool #913966 6.00% 2037[7]		35	38
Fannie Mae Pool #889982 5.50% 2038[7]		998	1,072
Fannie Mae Pool #988588 5.50% 2038[7]		190	204
Fannie Mae Pool #AB1297 5.00% 2040[7]		198	208
Fannie Mae Pool #MA4501 2.00% 2041[7]		10,409	9,309
Fannie Mae Pool #AI1862 5.00% 2041[7]		1,034	1,086
Fannie Mae Pool #AH8144 5.00% 2041[7]		820	856

170	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AH9479 5.00% 2041[7]	USD	767	$803
Fannie Mae Pool #AI3510 5.00% 2041[7]		594	621
Fannie Mae Pool #AJ0704 5.00% 2041[7]		480	503
Fannie Mae Pool #AJ5391 5.00% 2041[7]		350	369
Fannie Mae Pool #MA4540 2.00% 2042[7]		2,734	2,445
Fannie Mae Pool #AZ3904 4.00% 2045[7]		42	42
Fannie Mae Pool #AL8522 3.50% 2046[7]		945	924
Fannie Mae Pool #BD1968 4.00% 2046[7]		1,284	1,290
Fannie Mae Pool #BE0592 4.00% 2046[7]		316	314
Fannie Mae Pool #BD5477 4.00% 2046[7]		180	180
Fannie Mae Pool #CA0770 3.50% 2047[7]		5,135	5,033
Fannie Mae Pool #CA0706 4.00% 2047[7]		99	100
Fannie Mae Pool #MA3058 4.00% 2047[7]		45	45
Fannie Mae Pool #BM4413 4.50% 2047[7]		3,155	3,217
Fannie Mae Pool #BF0293 3.00% 2048[7]		7,571	7,145
Fannie Mae Pool #FM4891 3.50% 2048[7]		22,390	21,904
Fannie Mae Pool #BF0318 3.50% 2048[7]		6,098	5,948
Fannie Mae Pool #CA1189 3.50% 2048[7]		1,457	1,425
Fannie Mae Pool #BJ5749 4.00% 2048[7]		18	18
Fannie Mae Pool #BM4676 4.00% 2048[7]		14	14
Fannie Mae Pool #CA3807 3.00% 2049[7]		1,460	1,374
Fannie Mae Pool #CA3806 3.00% 2049[7]		941	887
Fannie Mae Pool #FM0007 3.50% 2049[7]		17,115	16,640
Fannie Mae Pool #FM1954 3.50% 2049[7]		7,239	7,038
Fannie Mae Pool #FM1589 3.50% 2049[7]		4,704	4,573
Fannie Mae Pool #FM1262 4.00% 2049[7]		25,162	25,188
Fannie Mae Pool #FM5507 3.00% 2050[7]		18,969	17,967
Fannie Mae Pool #BF0145 3.50% 2057[7]		12,754	12,439
Fannie Mae Pool #BF0264 3.50% 2058[7]		9,600	9,363
Fannie Mae Pool #BF0332 3.00% 2059[7]		20,766	19,494
Fannie Mae Pool #BF0497 3.00% 2060[7]		18,133	17,096
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[5,7]		—	—
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]		8	8
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]		19	22
Fannie Mae, Series 2002-W1, Class 2A, 5.017% 2042[5,7]		23	23
Freddie Mac Pool #ZS8507 3.00% 2028[7]		130	130
Freddie Mac Pool #ZK7590 3.00% 2029[7]		2,852	2,837
Freddie Mac Pool #A15120 5.50% 2033[7]		55	57
Freddie Mac Pool #QN1073 3.00% 2034[7]		51	50
Freddie Mac Pool #G05196 5.50% 2038[7]		54	59
Freddie Mac Pool #G05267 5.50% 2038[7]		41	44
Freddie Mac Pool #G06020 5.50% 2039[7]		79	85
Freddie Mac Pool #A93948 4.50% 2040[7]		169	175
Freddie Mac Pool #G05860 5.50% 2040[7]		283	305
Freddie Mac Pool #RB5138 2.00% 2041[7]		2,743	2,453
Freddie Mac Pool #G06868 4.50% 2041[7]		191	197
Freddie Mac Pool #G06841 5.50% 2041[7]		457	492
Freddie Mac Pool #RB5148 2.00% 2042[7]		5,687	5,044
Freddie Mac Pool #RB5145 2.00% 2042[7]		2,664	2,382
Freddie Mac Pool #Z40130 3.00% 2046[7]		22,230	21,271
Freddie Mac Pool #G61733 3.00% 2047[7]		5,538	5,246
Freddie Mac Pool #ZT2100 3.00% 2047[7]		116	110
Freddie Mac Pool #G08789 4.00% 2047[7]		682	687
Freddie Mac Pool #G67709 3.50% 2048[7]		14,463	14,159
Freddie Mac Pool #G61628 3.50% 2048[7]		355	348
Freddie Mac Pool #Q58494 4.00% 2048[7]		1,289	1,292
Freddie Mac Pool #QA4673 3.00% 2049[7]		31,780	29,899
Freddie Mac Pool #SD7508 3.50% 2049[7]		11,833	11,505
Freddie Mac Pool #RA1369 3.50% 2049[7]		2,174	2,113
Freddie Mac Pool #ZN4842 3.50% 2049[7]		760	739
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]		62	66

American Funds Insurance Series	171

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	USD	145	$153
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]		134	116
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]		132	112
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]		9,092	9,010
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]		2,074	2,052
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[7]		11,275	11,138
Government National Mortgage Assn. 2.00% 2052[7,8]		10,080	8,946
Government National Mortgage Assn. 2.00% 2052[7,8]		4,705	4,180
Government National Mortgage Assn. 3.00% 2052[7,8]		32,748	30,883
Government National Mortgage Assn. 3.50% 2052[7,8]		51,755	50,231
Government National Mortgage Assn. 4.00% 2052[7,8]		70,236	69,796
Government National Mortgage Assn. 4.00% 2052[7,8]		18,306	18,231
Government National Mortgage Assn. 4.50% 2052[7,8]		166,259	168,116
Government National Mortgage Assn. 5.00% 2052[7,8]		152,746	155,968
Government National Mortgage Assn. 5.00% 2052[7,8]		2,680	2,747
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]		13,668	13,711
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]		5,718	5,823
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]		40	42
Uniform Mortgage-Backed Security 1.50% 2037[7,8]		3,950	3,593
Uniform Mortgage-Backed Security 2.50% 2037[7,8]		7,545	7,207
Uniform Mortgage-Backed Security 3.00% 2037[7,8]		4,006	3,914
Uniform Mortgage-Backed Security 2.00% 2052[7,8]		34,799	30,177
Uniform Mortgage-Backed Security 2.50% 2052[7,8]		36,388	32,697
Uniform Mortgage-Backed Security 3.00% 2052[7,8]		76,300	71,007
Uniform Mortgage-Backed Security 3.00% 2052[7,8]		70,132	65,338
Uniform Mortgage-Backed Security 3.50% 2052[7,8]		33,659	32,341
Uniform Mortgage-Backed Security 4.00% 2052[7,8]		250,157	245,911
Uniform Mortgage-Backed Security 4.00% 2052[7,8]		12,042	11,858
Uniform Mortgage-Backed Security 4.50% 2052[7,8]		320,008	320,024
Uniform Mortgage-Backed Security 4.50% 2052[7,8]		192,067	192,435
Uniform Mortgage-Backed Security 5.00% 2052[7,8]		152,335	154,766
Uniform Mortgage-Backed Security 5.00% 2052[7,8]		116,315	118,426
			2,141,104

Commercial mortgage-backed securities 1.37%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]		100	97
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]		770	758
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]		1,018	949
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]		130	126
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]		205	199
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[5,7]		2,444	2,447
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]		295	259
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]		2,541	2,532
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[5,7]		781	789
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[4,5,7]		8,575	8,422
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[4,5,7]		3,822	3,753
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[4,5,7]		8,476	8,391
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[4,5,7]		14,727	14,226
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 2.072% 2036[4,5,7]		12,622	12,021
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[4,5,7]		5,292	4,985
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 2.274% 2036[4,5,7]		570	537

172	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[4,5,7]	USD	995	$933
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[4,5,7]		996	931
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[4,5,7]		5,828	5,684
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[4,5,7]		3,741	3,596
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[4,5,7]		9,979	9,620
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[4,5,7]		433	416
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[4,5,7]		293	279
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 2.574% 2038[4,5,7]		339	325
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[4,5,7]		740	701
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[4,5,7]		100	96
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 3.175% 2038[4,5,7]		151	144
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]		610	598
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,5,7]		312	311
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]		350	347
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[5,7]		204	193
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]		1,137	1,105
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]		200	193
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[4,5,7]		2,862	2,795
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[4,5,7]		653	635
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[4,5,7]		891	863
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 3.575% 2038[4,5,7]		682	660
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[4,7]		304	292
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,7]		1,897	1,573
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]		400	387
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]		100	98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]		1,536	1,338
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]		3,280	3,268
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]		640	625
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[4,7]		7,867	7,258
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[5,7]		2,040	1,980
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[4,5,7]		3,258	3,184
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[4,5,7]		4,555	4,394
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[4,5,7]		154	150
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]		5,446	5,389
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]		410	399
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]		245	240

American Funds Insurance Series	173

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	USD	730	$715
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[5,7]		208	195
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,7]		4,065	3,459
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 1.901% 2036[4,5,7]		9,351	8,897
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 2.25% 2036[4,5,7]		1,000	948
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[4,5,7]		8,739	8,317
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 2.404% 2038[4,5,7]		263	248
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 2.653% 2038[4,5,7]		141	133
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]		2,413	2,352
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[5,7]		220	209
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]		2,550	2,506
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]		1,019	939
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]		250	244
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]		205	200
			150,853

Collateralized mortgage-backed obligations (privately originated) 1.19%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,5,7]		3,260	3,026
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,7]		145	140
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,4,7]		6,315	6,000
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[4,5,7]		1,297	1,292
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,5,7]		1,001	924
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,5,7]		671	649
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[4,7]		5,155	4,816
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,5,7]		583	576
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[4,5,7]		3,400	3,334
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,5,7]		1,983	1,948
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[4,5,7]		7,476	7,249
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,5,7]		235	224
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[4,5,7]		2,151	1,960
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,5,7]		1,505	1,477
Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 3.698% 2042[4,5,7]		369	368
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,7]		1,578	1,457
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,5,7]		1,726	1,627
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,7]		2,700	2,908
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,7]		2,299	2,478
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,5,7]		3,342	2,873
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[4,5,7]		2,302	1,977
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,5,7]		2,158	1,854
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,5,7]		2,121	1,818
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,5,7]		2,021	1,739
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[5,7]		1,744	1,798
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 2.576% 2034[4,5,7]		234	226
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,5,7]		2,420	2,383
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[4,5,7]		363	359

174	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 3.729% 2042[4,5,7]	USD	313	$314
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[4,5,7]		3,548	3,516
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[4,5,7]		3,823	3,492
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[4,7]		5,446	4,871
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,5,7]		914	788
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]		240	230
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,5,7]		914	861
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[3,4,7,9]		3,806	3,671
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,4,7]		2,825	2,645
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[4,5,7]		16,160	15,704
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[4,5,7]		3,428	3,173
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[4,5,7]		8,555	8,448
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[4,5,7]		3,760	3,224
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[4,7]		1,132	1,070
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[4,5,7]		4,530	4,359
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,7]		11,719	10,815
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[4,9,10]		1,680	1,490
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[4,7]		5,038	4,580
			130,731

Other mortgage-backed securities 0.22%
Nykredit Realkredit AS, Series CCE, 1.00% 2050[7]	DKK	78,145	8,664
Nykredit Realkredit AS, Series 01E, 1.00% 2053[7]		108,763	11,927
Realkredit Danmark AS 1.00% 2053[7]		29,536	3,239
			23,830

Total mortgage-backed obligations			2,446,518

Asset-backed obligations 4.43%
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[4,7]	USD	2,210	2,175
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[4,7]		2,755	2,756
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[4,7]		7,689	7,322
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[4,7]		3,445	3,087
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[4,7]		531	470
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[4,7]		2,427	2,233
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[4,7]		193	170
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[4,7]		623	586
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[4,7]		1,279	1,229
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,7]		701	665
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[4,7]		989	963
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[4,7]		1,426	1,402
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[4,5,7]		8,585	8,553
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,7]		2,387	2,364
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[4,7]		2,500	2,422
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,7]		1,465	1,432
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,7]		806	765
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[4,7]		1,147	1,140
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[4,7]		2,811	2,767
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[4,7]		396	392
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]		997	941
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]		1,109	1,029
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]		2,613	2,404

American Funds Insurance Series	175

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[4,5,7]	USD	575	$566
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,7]		231	219
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[4,7]		269	240
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[4,7]		4,201	3,601
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[4,7]		497	401
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]		400	397
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]		210	194
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]		206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[7]		538	514
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[7]		884	832
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[4,7]		16,378	14,503
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[4,7]		6,342	5,720
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[4,7]		685	586
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,7]		910	818
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[4,7]		18,930	17,179
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[4,7]		1,982	1,698
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[4,7]		3,441	3,093
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[4,7]		373	318
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[4,7]		6,134	5,417
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[4,7]		1,943	1,681
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[4,7]		2,479	2,226
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[4,7]		5,171	4,672
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[4,7]		464	411
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,7]		918	917
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,7]		1,539	1,541
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,7]		694	679
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,7]		590	564
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[4,7]		2,591	2,563
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 2028[4,7]		2,111	2,094
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 2028[4,7]		2,797	2,775
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,7]		3,549	3,537
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]		2,524	2,513
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]		1,547	1,548
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]		328	328
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]		4,020	3,994
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]		5,369	5,233
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]		4,053	3,798
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,7]		128	128
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,7]		1,915	1,902
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,7]		29	29
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,7]		4,250	4,242
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,7]		825	787
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,7]		449	417
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,7]		817	795
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,7]		1,179	1,144
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,7]		1,231	1,169
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,7]		832	774
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[4,7]		463	412
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,7]		170	169
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]		1,663	1,638
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]		780	773
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,7]		900	888
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[7]		1,162	1,148
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,7]		5,000	4,969
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,7]		5,194	5,192
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]		1,807	1,739
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]		1,012	984
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 2026[7]		3,047	2,999

176	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]	USD	2,612	$2,436
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[7]		1,201	1,143
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,7]		18,033	16,623
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[4,7]		1,393	1,272
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[4,7]		1,743	1,716
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,7]		17,675	17,625
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,7]		30,070	29,605
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[4,7]		2,312	2,138
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[4,7]		1,517	1,345
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[4,7]		169	148
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,7]		3,084	2,824
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,7]		10,425	9,296
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,7]		2,913	2,602
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,7]		228	201
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]		301	298
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]		425	422
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[4,7,9,10]		8,590	8,337
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,7]		12,703	11,895
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,7]		1,171	1,083
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,7]		810	747
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,7]		17,770	15,703
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,7]		1,264	1,119
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[4,7]		859	753
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[4,7]		1,324	1,282
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[4,7]		304	286
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[4,5,7]		900	887
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[4,5,7]		660	652
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,7]		1,242	1,197
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[4,7]		230	222
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[4,7]		2,721	2,443
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,7]		4,424	4,080
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[4,7]		958	848
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[4,7]		4,565	4,074
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,7]		358	329
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,7]		6,020	5,574
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,7]		13,741	12,749
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[4,5,7]		4,597	4,489
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[4,7]		50,765	44,373
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[4,5,7]		275	271
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[4,7]		240	225
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[4,5,7]		1,355	1,345
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[4,5,7]		292	289
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[4,7]		7,884	7,318
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,7]		1,815	1,813
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,7]		1,355	1,341
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 2.874% 2051[4,5,7]		771	758
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]		1,510	1,488
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]		2,955	2,948
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]		2,812	2,724
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]		3,344	3,319
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]		2,211	2,157
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]		1,677	1,614
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]		2,236	2,115
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]		1,802	1,692

American Funds Insurance Series	177

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,7]	USD	2,732	$2,362
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,7]		503	427
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[4,7]		2,478	2,260
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[4,5,7]		475	469
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[4,7]		3,396	3,078
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[4,7]		453	404
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[4,7]		1,323	1,235
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[4,7]		1,525	1,398
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,7]		2,581	2,404
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[4,7]		3,175	2,884
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,7]		2,366	2,145
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,7]		1,364	1,281
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[4,7]		6,480	5,665
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,7]		5,440	4,845
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[4,7]		362	322
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 2045[4,7]		4,571	4,114
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[4,7]		136	117
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,7]		6,000	5,873
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[4,7]		10,965	9,774
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[4,7]		4,412	3,860
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[4,7]		364	316
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,7]		1,557	1,519
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,7]		1,690	1,629
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,7]		2,181	2,066
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,7]		1,446	1,350
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,7]		3,023	2,908
			486,061

Municipals 1.63%
California 0.03%
G.O. Bonds, Series 2009, 7.50% 2034		2,100	2,700
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		650	562
			3,262

Illinois 1.48%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029		65	68
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039		30,835	31,320
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040		8,945	9,360
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025		2,500	2,233
G.O. Bonds, Series 2013-B, 4.31% 2023		2,125	2,129
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		6,228	6,275
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		107,000	107,781
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023		3,210	3,250
			162,416

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034		6,390	5,227

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		4,075	3,274

178	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	USD	4,600	$4,359

Total municipals			178,538

Bonds & notes of governments & government agencies outside the U.S. 1.27%
Chile (Republic of) 3.50% 2034		600	535
Chile (Republic of) 3.10% 2041		2,340	1,786
Chile (Republic of) 4.34% 2042		1,320	1,178
Chile (Republic of) 4.00% 2052		580	482
China (People’s Republic of), Series INBK, 3.81% 2050	CNY	13,380	2,160
China (People’s Republic of), Series INBK, 3.72% 2051		48,340	7,709
Colombia (Republic of) 4.125% 2051	USD	3,120	1,876
Colombia (Republic of), Series B, 5.75% 2027	COP	24,813,800	4,734
Dominican Republic 5.95% 2027[4]	USD	8,100	7,753
Indonesia (Republic of) 3.35% 2071		1,660	1,179
Israel (State of) 3.375% 2050		4,750	3,851
Israel (State of) 3.875% 2050		4,775	4,209
Panama (Republic of) 3.362% 2031		15,625	13,773
Panama (Republic of) 3.87% 2060		7,500	5,324
Panama (Republic of) 4.50% 2063		395	305
Paraguay (Republic of) 5.00% 2026		1,250	1,230
Peru (Republic of) 6.35% 2028	PEN	5,840	1,439
Peru (Republic of) 5.94% 2029		6,005	1,434
Peru (Republic of) 2.783% 2031	USD	3,790	3,232
Peru (Republic of) 6.15% 2032	PEN	12,950	2,994
Peru (Republic of) 3.00% 2034	USD	2,400	1,975
Peru (Republic of) 3.60% 2072		7,640	5,191
Philippines (Republic of) 3.229% 2027		475	461
Philippines (Republic of) 3.20% 2046		4,900	3,687
Philippines (Republic of) 4.20% 2047		272	239
Portuguese Republic 5.125% 2024		24,775	25,613
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]		1,020	1,035
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]		1,270	1,264
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]		340	320
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]		1,150	928
Qatar (State of) 4.50% 2028[4]		5,100	5,291
Qatar (State of) 5.103% 2048[4]		3,400	3,569
Romania 3.75% 2034	EUR	5,625	4,444
Saudi Arabia (Kingdom of) 3.628% 2027[4]	USD	5,000	4,964
Saudi Arabia (Kingdom of) 3.625% 2028[4]		11,435	11,302
United Mexican States 3.50% 2034		1,030	853
United Mexican States 4.40% 2052		675	510
			138,829

Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 2026[1]		11,910	11,502

Total bonds, notes & other debt instruments (cost: $11,470,544,000)			10,721,189

American Funds Insurance Series	179

The Bond Fund of America (continued)

Short-term securities 18.26%	Shares	Value (000)
Money market investments 18.26%
Capital Group Central Cash Fund 1.38%[11,12]	20,033,647	$2,002,964

Total short-term securities (cost: $2,003,265,000)		2,002,964
Total investment securities 116.00% (cost: $13,473,809,000)		12,724,153
Other assets less liabilities (16.00)%		(1,755,255)

Net assets 100.00%		$10,968,898

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	3,679	September 2022	USD	1,498,316	$512
90 Day Eurodollar Futures	Long	2,771	September 2022		670,547	(18,008)
3 Month SOFR Futures	Short	658	June 2023		(158,956)	157
2 Year U.S. Treasury Note Futures	Short	4,626	September 2022		(971,532)	(2,450)
5 Year Euro-Bobl Futures	Short	63	September 2022		(8,199)	81
5 Year U.S. Treasury Note Futures	Long	2,237	September 2022		251,103	2,326
10 Year Euro-Bund Futures	Short	51	September 2022		(7,951)	207
10 Year Ultra U.S. Treasury Note Futures	Long	2,281	September 2022		290,542	4,736
10 Year U.S. Treasury Note Futures	Long	2,148	September 2022		254,605	2,999
20 Year U.S. Treasury Bond Futures	Long	1,463	September 2022		202,808	(2,688)
30 Year Ultra U.S. Treasury Bond Futures	Long	855	September 2022		131,964	(2,789)
						$(14,917)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	5,555	COP	22,893,650	UBS AG	7/6/2022	$46
COP	22,893,650	USD	5,540	UBS AG	7/6/2022	(30)
USD	3,074	PEN	11,415	Bank of America	7/12/2022	96
KRW	16,629,740	USD	13,220	JPMorgan Chase	7/12/2022	(316)
USD	621	EUR	582	Standard Chartered Bank	7/13/2022	11
USD	1,231	EUR	1,180	JPMorgan Chase	7/18/2022	(7)
USD	26,606	DKK	188,025	Bank of New York Mellon	7/27/2022	65
USD	5,934	EUR	5,628	UBS AG	7/27/2022	25
COP	1,073,945	USD	266	Citibank	7/28/2022	(9)
KRW	32,053,900	USD	24,883	Citibank	8/5/2022	2
USD	5,506	COP	22,893,650	UBS AG	8/8/2022	31
USD	1,413	PEN	5,380	Citibank	8/26/2022	17
USD	643	PEN	2,650	Morgan Stanley	8/26/2022	(45)
USD	830	PEN	3,440	Citibank	8/26/2022	(63)
						$(177)

180	American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD	87,775	$2,890	$—	$2,890
0.45801%	Annual	SOFR	Annual	10/26/2023		85,775	(2,838)	—	(2,838)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		78,378	791	—	791
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		72,532	729	—	729
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		27,000	256	—	256
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		19,800	164	—	164
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		4,154	36	—	36
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051		23,200	4,303	—	4,303
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051		8,580	1,568	—	1,568
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051		13,500	2,488	—	2,488
							$10,387	$—	$10,387

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD114,617	$3,452	$(5,302)	$8,754

Investments in affiliates12

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 18.26%
Money market investments 18.26%
Capital Group Central Cash Fund 1.38%[11]	$1,311,257	$2,345,528	$1,653,314	$(83)	$(424)	$2,002,964	$3,972

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $59,465,000, which represented .54% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,572,955,000, which represented 14.34% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,498,000, which represented .12% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Rate represents the seven-day yield at 6/30/2022.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series	181

The Bond Fund of America (continued)

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CNY = Chinese yuan

COP = Colombian pesos

DAC = Designated Activity Company

DKK = Danish kroner

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

KRW = South Korean won

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

182	American Funds Insurance Series

Capital World Bond Fund

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 96.02%	Principal amount (000)		Value (000)
Euros 17.03%
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	EUR	4,200	$4,424
Altria Group, Inc. 1.00% 2023		1,020	1,066
Altria Group, Inc. 1.70% 2025		1,600	1,583
Altria Group, Inc. 2.20% 2027		2,900	2,737
American Honda Finance Corp. 1.95% 2024		560	587
American Tower Corp. 0.45% 2027		2,525	2,308
American Tower Corp. 0.875% 2029		1,470	1,255
AT&T, Inc. 1.60% 2028		2,350	2,310
Austria (Republic of) 0% 2031		6,900	6,189
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]		5,000	5,339
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]		2,400	2,340
Comcast Corp. 0.25% 2029		955	831
Deutsche Telekom International Finance BV 7.50% 2033		200	288
Dow Chemical Co. 0.50% 2027		1,110	1,027
Egypt (Arab Republic of) 5.625% 2030		300	196
Equinor ASA 1.375% 2032		2,550	2,344
European Investment Bank 0.25% 2032		4,900	4,333
European Investment Bank 1.50% 2032		1,000	991
European Union 0% 2026		1,600	1,584
European Union 0.25% 2026		610	607
European Union 0% 2031		705	618
European Union 0% 2035		220	171
European Union 0.20% 2036		1,500	1,176
Finland (Republic of) 1.50% 2032		3,380	3,405
French Republic O.A.T. 0.10% 2026[3]		10,514	11,696
French Republic O.A.T. 0% 2030		19,550	17,683
French Republic O.A.T. 0% 2032		4,020	3,484
French Republic O.A.T. 0.50% 2040		2,080	1,594
French Republic O.A.T. 0.75% 2052		5,930	3,963
Germany (Federal Republic of) 0% 2025		10,970	11,249
Germany (Federal Republic of) 0% 2026		6,060	6,093
Germany (Federal Republic of) 0% 2027		17,510	17,478
Germany (Federal Republic of) 0% 2030		13,340	12,768
Germany (Federal Republic of) 0% 2031		12,600	11,730
Germany (Federal Republic of) 0% 2050		1,200	805
Goldman Sachs Group, Inc. 3.375% 2025[2]		5,000	5,319
Goldman Sachs Group, Inc. 1.00% 2033[2]		2,705	2,126
Greece (Hellenic Republic of) 3.375% 2025		5,825	6,258
Greece (Hellenic Republic of) 0.75% 2031		1,660	1,363
Greece (Hellenic Republic of) 1.75% 2032		4,810	4,271
Groupe BPCE SA 4.625% 2023		1,200	1,286
Groupe BPCE SA 1.00% 2025		2,900	2,901
Highland Holdings SARL 0.318% 2026		205	192
Intesa Sanpaolo SpA 6.625% 2023		510	555
Israel (State of) 2.875% 2024		1,180	1,257
Italy (Republic of) 1.85% 2025		17,700	18,507
Italy (Republic of) 1.35% 2030		7	7
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]		3,208	2,965
KfW 0.125% 2025		590	599
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]		2,400	2,448
Morgan Stanley 2.103% 2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]		580	596
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[1]		1,535	1,526
Morocco (Kingdom of) 3.50% 2024		1,400	1,452
Morocco (Kingdom of) 1.50% 2031		4,100	2,866
Petroleos Mexicanos 5.50% 2025		2,520	2,650
Philippines (Republic of) 0.25% 2025		875	855
Portuguese Republic 0.475% 2030		1,610	1,474
Quebec (Province of) 0.25% 2031		920	808
Quebec (Province of) 0.50% 2032		1,155	1,021

American Funds Insurance Series	183

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Romania 2.125% 2028	EUR	1,440	$1,246
Romania 1.75% 2030		2,560	1,919
Romania 3.624% 2030		3,660	3,144
Romania 2.00% 2032		1,605	1,152
Romania 2.00% 2033		2,900	1,978
Romania 3.75% 2034		1,440	1,138
Russian Federation 2.875% 2025		3,000	833
Russian Federation 2.875% 2025		1,500	417
Serbia (Republic of) 3.125% 2027		10,287	9,463
Serbia (Republic of) 1.00% 2028		420	322
Serbia (Republic of) 1.50% 2029		4,153	3,169
Spain (Kingdom of) 0.80% 2027		8,970	8,972
Spain (Kingdom of) 1.45% 2029		1,890	1,913
Spain (Kingdom of) 1.25% 2030		1,295	1,261
Spain (Kingdom of) 0.50% 2031		4,645	4,114
Spain (Kingdom of) 0.70% 2032		4,785	4,258
Spain (Kingdom of) 1.90% 2052		1,010	799
State Grid Overseas Investment, Ltd. 1.375% 2025		441	444
State Grid Overseas Investment, Ltd. 2.125% 2030		200	190
Stryker Corp. 0.25% 2024		480	480
Stryker Corp. 0.75% 2029		980	878
Stryker Corp. 1.00% 2031		450	379
TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]		2,000	1,973
Toyota Motor Credit Corp. 0.125% 2027		1,850	1,672
Tunisia (Republic of) 6.75% 2023		5,209	3,805
Tunisia (Republic of) 6.75% 2023		1,295	946
Ukraine 6.75% 2026		3,119	858
Ukraine 6.75% 2026		1,225	337
Ukraine 4.375% 2030		2,705	703
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]		1,300	1,099
			269,416

Japanese yen 8.50%
Export-Import Bank of India 0.59% 2022	JPY	400,000	2,947
Japan, Series 18, 0.10% 2024[3]		1,043,840	7,913
Japan, Series 19, 0.10% 2024[3]		455,063	3,460
Japan, Series 21, 0.10% 2026[3]		1,008,764	7,794
Japan, Series 346, 0.10% 2027		777,900	5,758
Japan, Series 356, 0.10% 2029		3,529,000	25,867
Japan, Series 24, 0.10% 2029[3]		364,593	2,837
Japan, Series 359, 0.10% 2030		973,150	7,102
Japan, Series 116, 2.20% 2030		576,100	4,890
Japan, Series 26, 0.005% 2031[3]		517,272	4,033
Japan, Series 362, 0.10% 2031		737,200	5,365
Japan, Series 363, 0.10% 2031		180,000	1,308
Japan, Series 145, 1.70% 2033		1,302,050	10,954
Japan, Series 152, 1.20% 2035		987,100	7,907
Japan, Series 21, 2.30% 2035		720,000	6,519
Japan, Series 179, 0.50% 2041		822,650	5,653
Japan, Series 37, 0.60% 2050		694,500	4,406
Japan, Series 73, 0.70% 2051		996,800	6,448
Japan, Series 70, 0.70% 2051		925,450	6,003
Philippines (Republic of) 0.001% 2024		900,000	6,578
United Mexican States 0.62% 2022		100,000	737
			134,479

184	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Chinese yuan renminbi 3.31%
Agricultural Development Bank of China 2.96% 2030	CNY	41,790	$6,187
China (People’s Republic of), Series 1910, 3.86% 2049		103,240	16,766
China (People’s Republic of), Series INBK, 3.39% 2050		31,040	4,648
China (People’s Republic of), Series INBK, 3.81% 2050		54,930	8,866
China (People’s Republic of), Series INBK, 3.53% 2051		48,570	7,524
China Development Bank Corp., Series 1814, 4.15% 2025		20,900	3,261
China Development Bank Corp., Series 1909, 3.50% 2026		10,400	1,592
China Development Bank Corp., Series 1904, 3.68% 2026		11,700	1,802
China Development Bank Corp., Series 2009, 3.39% 2027		11,130	1,700
			52,346

British pounds 3.17%
American Honda Finance Corp. 0.75% 2026	GBP	1,420	1,538
Asian Development Bank 1.125% 2025		1,240	1,456
France Télécom 5.375% 2050		300	427
KfW 1.125% 2025		1,165	1,367
Lloyds Banking Group PLC 7.625% 2025		655	858
Quebec (Province of) 2.25% 2026		1,870	2,239
United Kingdom 0.125% 2026		425	486
United Kingdom 4.25% 2027		1,120	1,519
United Kingdom 0.375% 2030		1,740	1,840
United Kingdom 4.75% 2030		8,230	12,063
United Kingdom 0.25% 2031		8,690	8,870
United Kingdom 4.25% 2032		3,010	4,309
United Kingdom 0.625% 2035		4,620	4,425
United Kingdom 0.875% 2046		6,030	5,093
United Kingdom 0.625% 2050		2,805	2,085
United Kingdom 1.25% 2051		1,480	1,315
United Kingdom 1.125% 2073		225	176
			50,066

Canadian dollars 2.41%
Canada 1.00% 2022	CAD	1,050	814
Canada 0.75% 2024		14,570	10,750
Canada 0.25% 2026		5,800	4,070
Canada 2.25% 2029		27,100	19,901
Canada 2.75% 2048		3,500	2,521
			38,056

Mexican pesos 2.28%
Petróleos Mexicanos 7.19% 2024	MXN	83,847	3,829
United Mexican States 4.50% 2025[3]		15,942	805
United Mexican States, Series M, 5.75% 2026		74,700	3,306
United Mexican States, Series M, 7.50% 2027		436,720	20,311
United Mexican States, Series M20, 8.50% 2029		140,400	6,783
United Mexican States, Series M30, 8.50% 2038		21,100	996
			36,030

Danish kroner 2.12%
Nordea Kredit 0.50% 2040[4]	DKK	18,021	2,079
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		137,570	15,810
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]		134,285	15,302
Realkredit Danmark AS 1.00% 2053[4]		2,757	302
			33,493

Australian dollars 2.07%
Australia (Commonwealth of), Series 139, 3.25% 2025	AUD	10,810	7,488
Australia (Commonwealth of), Series 163, 1.00% 2031		31,664	17,284
Australia (Commonwealth of), Series 166, 3.00% 2033		12,355	7,968
			32,740

American Funds Insurance Series	185

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colombian pesos 1.00%
Colombia (Republic of), Series B, 5.75% 2027	COP	17,890,000	$3,414
Colombia (Republic of), Series UVR, 2.25% 2029[3]		36,689	2,342
Colombia (Republic of), Series B, 7.00% 2031		36,645,300	6,709
Colombia (Republic of), Series B, 7.25% 2050		21,884,200	3,343
			15,808

Indonesian rupiah 0.68%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR	22,733,000	1,574
Indonesia (Republic of), Series 56, 8.375% 2026		6,725,000	488
Indonesia (Republic of), Series 59, 7.00% 2027		51,565,000	3,557
Indonesia (Republic of), Series 78, 8.25% 2029		27,003,000	1,930
Indonesia (Republic of), Series 82, 7.00% 2030		19,346,000	1,289
Indonesia (Republic of), Series 68, 8.375% 2034		27,353,000	1,956
			10,794

Malaysian ringgits 0.56%
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR	4,026	847
Malaysia (Federation of), Series 0519, 3.757% 2040		40,283	7,964
			8,811

Brazilian reais 0.54%
Brazil (Federative Republic of) 6.00% 2022[3]	BRL	4,464	831
Brazil (Federative Republic of) 10.00% 2023		6,780	1,273
Brazil (Federative Republic of) 0% 2024		8,440	1,334
Brazil (Federative Republic of) 6.00% 2024[3]		13,639	2,558
Brazil (Federative Republic of) 10.00% 2025		14,300	2,577
			8,573

Chilean pesos 0.48%
Chile (Republic of) 4.00% 2023	CLP	2,300,000	2,421
Chile (Republic of) 5.80% 2024		1,270,000	1,342
Chile (Republic of) 1.50% 2026[3]		762,209	822
Chile (Republic of) 4.50% 2026		50,000	51
Chile (Republic of) 5.00% 2028		955,000	963
Chile (Republic of) 4.70% 2030		2,120,000	2,068
			7,667

South Korean won 0.47%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW	5,183,670	3,779
South Korea (Republic of), Series 2712, 2.375% 2027		5,158,930	3,716
			7,495

Polish zloty 0.32%
Poland (Republic of), Series 0725, 3.25% 2025	PLN	21,220	4,213
Poland (Republic of), Series 1029, 2.75% 2029		4,900	840
			5,053

Russian rubles 0.31%
Russian Federation 7.00% 2023	RUB	430,300	704
Russian Federation 6.90% 2029[5]		403,750	661
Russian Federation 7.65% 2030[5]		712,330	1,166
Russian Federation 5.90% 2031[5]		79,600	130
Russian Federation 6.90% 2031		212,995	348
Russian Federation 8.50% 2031[5]		695,165	1,138
Russian Federation 7.70% 2033[5]		295,840	484
Russian Federation 7.25% 2034[5]		121,920	199
			4,830

186	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South African rand 0.19%
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR	30,120	$1,609
South Africa (Republic of), Series R-2048, 8.75% 2048		30,850	1,464
			3,073

Peruvian nuevos soles 0.09%
Peru (Republic of) 6.15% 2032	PEN	5,980	1,382

Indian rupees 0.07%
India (Republic of) 5.15% 2025	INR	96,010	1,148

Hungarian forints 0.07%
Hungary (Republic of), Series C, 1.00% 2025	HUF	495,300	1,032

Romanian leu 0.06%
Romania 4.75% 2025	RON	5,000	962

Ukrainian hryvnia 0.04%
Ukraine 16.06% 2022	UAH	86,536	634

Norwegian kroner 0.04%
Norway (Kingdom of) 2.125% 2032	NOK	6,615	620

U.S. dollars 50.21%
7-Eleven, Inc. 0.95% 2026[2]	USD	520	460
7-Eleven, Inc. 1.30% 2028[2]		2,180	1,815
7-Eleven, Inc. 1.80% 2031[2]		2,015	1,575
AbbVie, Inc. 2.90% 2022		1,170	1,170
AbbVie, Inc. 3.20% 2022		200	200
ACE INA Holdings, Inc. 2.875% 2022		195	195
ACE INA Holdings, Inc. 3.35% 2026		195	191
ACE INA Holdings, Inc. 4.35% 2045		425	402
Advisor Group Holdings, LLC 6.25% 2028[2]		365	319
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		2,102	1,832
Aeropuerto International de Tocume SA 5.125% 2061[2]		660	524
Aetna, Inc. 2.80% 2023		340	336
AG Merger Sub II, Inc. 10.75% 2027[2]		276	273
Alabama Power Co. 3.00% 2052		980	721
Albertsons Companies, Inc. 4.625% 2027[2]		125	112
Albertsons Companies, Inc. 3.50% 2029[2]		140	114
Alcoa Nederland Holding BV 4.125% 2029[2]		75	67
Allegheny Technologies, Inc. 4.875% 2029		60	48
Allegheny Technologies, Inc. 5.125% 2031		45	35
Alliant Holdings Intermediate, LLC 6.75% 2027[2]		315	280
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[2]		65	54
Allied Universal Holdco, LLC 9.75% 2027[2]		175	149
Allied Universal Holdco, LLC 6.00% 2029[2]		300	219
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[6,7]		650	563
Altria Group, Inc. 5.95% 2049		131	115
Amazon.com, Inc. 1.50% 2030		2,040	1,697
American Campus Communities, Inc. 3.75% 2023		1,810	1,812
American Campus Communities, Inc. 4.125% 2024		1,195	1,202
American Electric Power Company, Inc. 1.00% 2025		250	225
American Express Co. 3.375% 2024		4,202	4,176
AmeriGas Partners LP 5.875% 2026		15	14
AmeriGas Partners LP 5.75% 2027		25	23

American Funds Insurance Series	187

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Amgen, Inc. 2.20% 2027	USD	445	$409
AmWINS Group, Inc. 4.875% 2029[2]		30	25
Anglo American Capital PLC 2.25% 2028[2]		454	392
Anglo American Capital PLC 3.95% 2050[2]		521	400
Angola (Republic of) 9.50% 2025		3,580	3,295
Ardagh Group SA 6.50% Cash 2027[2,8]		210	156
Aretec Escrow Issuer, Inc. 7.50% 2029[2]		225	192
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]		1,921	456
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]		3,025	655
Arthur J. Gallagher & Co. 3.50% 2051		34	26
Asbury Automotive Group, Inc. 4.625% 2029[2]		25	21
Asbury Automotive Group, Inc. 5.00% 2032[2]		30	25
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[6,7]		120	111
Ascent Resources - Utica, LLC 8.25% 2028[2]		175	167
Ascent Resources - Utica, LLC 5.875% 2029[2]		55	48
AssuredPartners, Inc. 7.00% 2025[2]		155	146
AssuredPartners, Inc. 5.625% 2029[2]		205	164
AstraZeneca PLC 3.50% 2023		2,700	2,709
AT&T, Inc. 3.50% 2053		2,070	1,573
Atkore, Inc. 4.25% 2031[2]		25	21
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.06% 2028[6,7]		150	142
Avantor Funding, Inc. 4.625% 2028[2]		65	60
Avantor Funding, Inc. 3.875% 2029[2]		90	79
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[1]		6,260	5,832
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]		847	808
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		3,745	3,335
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		4,780	3,867
Bank of Nova Scotia 2.45% 2032		2,100	1,747
Bausch Health Companies, Inc. 5.75% 2027[2]		140	116
Bayer AG 3.375% 2024[2]		840	821
Bayer US Finance II, LLC 4.25% 2025[2]		203	201
Bayerische Motoren Werke AG 3.90% 2025[2]		900	898
Bayerische Motoren Werke AG 4.15% 2030[2]		900	883
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]		30	23
Belarus (Republic of) 6.875% 2023		4,955	941
Belarus (Republic of) 7.625% 2027		2,100	347
Berkshire Hathaway Energy Company 2.85% 2051		300	213
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[2]		65	62
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[6,7]		25	23
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		700	586
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		1,275	1,055
Boeing Company 5.15% 2030		4,000	3,843
Bombardier, Inc. 7.125% 2026[2]		85	70
Bombardier, Inc. 6.00% 2028[2]		90	68
Bombardier, Inc. 7.45% 2034[2]		125	94
Bonanza Creek Energy, Inc. 5.00% 2026[2]		30	27
Booz Allen Hamilton, Inc. 3.875% 2028[2]		63	56
Booz Allen Hamilton, Inc. 4.00% 2029[2]		27	24
Boyd Gaming Corp. 4.75% 2027		120	109
Boyne USA, Inc. 4.75% 2029[2]		47	41
Brandywine Operating Partnership LP 3.95% 2023		190	190
Braskem Netherlands Finance BV 4.50% 2030[2]		745	637
British American Tobacco PLC 2.789% 2024		1,150	1,114
British American Tobacco PLC 3.215% 2026		955	893
British American Tobacco PLC 3.557% 2027		1,545	1,415
British American Tobacco PLC 3.462% 2029		1,150	987
British American Tobacco PLC 4.54% 2047		61	45
British American Tobacco PLC 4.758% 2049		833	630
Broadcom, Inc. 3.15% 2025		212	204
Broadcom, Inc. 4.00% 2029[2]		501	465
Broadcom, Inc. 4.15% 2030		1,450	1,330
Broadcom, Inc. 3.419% 2033[2]		698	578

188	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Broadcom, Inc. 3.469% 2034[2]	USD	48	$39
Broadcom, Inc. 3.75% 2051[2]		926	688
BWX Technologies, Inc. 4.125% 2028[2]		15	13
BWX Technologies, Inc. 4.125% 2029[2]		195	171
Caesars Entertainment, Inc. 6.25% 2025[2]		35	34
Caesars Entertainment, Inc. 4.625% 2029[2]		15	12
California Resources Corp. 7.125% 2026[2]		65	64
Callon Petroleum Co. 7.50% 2030[2]		30	28
Canadian Pacific Railway, Ltd. 2.45% 2031		798	684
Canadian Pacific Railway, Ltd. 3.10% 2051		1,378	1,017
Can-Pack SA / Canpack US, LLC 3.875% 2029[2]		90	70
Carnival Corp. 6.00% 2029[2]		100	71
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2028		2,650	2,450
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[2]		340	283
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]		135	116
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[2]		155	127
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[2]		162	128
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]		90	70
CDI Escrow Issuer, Inc. 5.75% 2030[2]		70	64
CDK Global, Inc. 7.25% 2029[2]		75	72
CEC Entertainment, Inc. 6.75% 2026[2]		50	44
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[2]		75	73
Centene Corp. 2.45% 2028		40	33
Centene Corp. 4.625% 2029		325	304
Centene Corp. 2.50% 2031		155	124
Centerfield Media Parent, Inc. 6.625% 2026[2]		113	91
Central Garden & Pet Co. 4.125% 2030		74	61
Central Garden & Pet Co. 4.125% 2031[2]		110	88
Charles River Laboratories International, Inc. 4.25% 2028[2]		55	49
Charles River Laboratories International, Inc. 4.00% 2031[2]		90	77
Cheniere Energy Partners LP 4.50% 2029		160	143
Cheniere Energy Partners LP 4.00% 2031		75	64
Cheniere Energy Partners LP 3.25% 2032[2]		56	44
Cheniere Energy, Inc. 4.625% 2028		40	36
Chesapeake Energy Corp. 4.875% 2022[5]		915	18
Chesapeake Energy Corp. 5.50% 2026[2]		40	38
Chesapeake Energy Corp. 5.875% 2029[2]		55	52
Chesapeake Energy Corp. 6.75% 2029[2]		30	29
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023		6,000	5,858
Cigna Corp. 2.375% 2031		375	317
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]		808	758
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[1]		421	395
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]		4,500	4,325
Clarivate Science Holdings Corp. 3.875% 2028[2]		65	54
CMS Energy Corp. 3.875% 2024		100	100
CMS Energy Corp. 3.00% 2026		1,200	1,151
CNX Resources Corp. 7.25% 2027[2]		175	172
CNX Resources Corp. 6.00% 2029[2]		115	108
Coinbase Global, Inc. 3.375% 2028[2]		100	63
Coinbase Global, Inc. 3.625% 2031[2]		85	48
Colombia (Republic of) 3.875% 2027		350	310
Commonwealth Bank of Australia 2.688% 2031[2]		4,650	3,789
Compass Diversified Holdings 5.25% 2029[2]		232	192
Compass Diversified Holdings 5.00% 2032[2]		65	50
Comstock Resources, Inc. 6.75% 2029[2]		110	99
Comstock Resources, Inc. 5.875% 2030[2]		65	56
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[8]		1,084	905
Constellium SE 3.75% 2029[2]		125	99
Consumers Energy Co. 3.375% 2023		345	346
Corebridge Financial, Inc. 3.90% 2032[2]		748	672
CoreLogic, Inc. 4.50% 2028[2]		239	184

American Funds Insurance Series	189

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[6,7]	USD	65	$48
Corporate Office Properties LP 2.75% 2031		1,212	981
Covanta Holding Corp. 5.00% 2030		10	8
Covert Mergeco, Inc. 4.875% 2029[2]		25	20
CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[2]		400	342
Crédit Agricole SA 4.375% 2025[2]		1,100	1,083
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]		2,675	2,464
Credit Suisse Group AG 2.95% 2025		875	839
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		1,000	797
Crestwood Midstream Partners LP 6.00% 2029[2]		85	74
Crown Castle International Corp. 2.50% 2031		767	628
CSX Corp. 3.80% 2050		75	63
CVR Partners LP 6.125% 2028[2]		100	90
Daimler Trucks Finance North America, LLC 3.65% 2027[2]		725	695
Dana, Inc. 4.25% 2030		20	16
Danske Bank AS 3.875% 2023[2]		1,675	1,669
Darling Ingredients, Inc. 6.00% 2030[2]		80	80
Dave & Buster’s, Inc. 7.625% 2025[2]		35	35
DaVita, Inc. 4.625% 2030[2]		65	51
Deluxe Corp. 8.00% 2029[2]		20	16
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		850	756
Deutsche Telekom International Finance BV 9.25% 2032		930	1,237
Development Bank of Mongolia, LLC 7.25% 2023		1,980	1,916
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,7,8]		25	25
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,8]		22	22
Diamond Sports Group, LLC 6.625% 2027[2]		310	39
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[6,7]		106	90
Diebold Nixdorf, Inc. 9.375% 2025[2]		300	210
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[6,7,9,10]		19	17
Digital Currency Group, Inc., Term Loan, 8.75% 2026[6,9,10]		26	22
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[6,7]		107	99
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]		165	141
Discovery Communications, Inc. 3.625% 2030		468	417
DISH DBS Corp. 5.25% 2026[2]		15	12
Dominican Republic 5.50% 2025[2]		1,375	1,368
Dominican Republic 8.625% 2027[2]		225	234
Dominican Republic 5.50% 2029[2]		350	306
Dominican Republic 6.40% 2049[2]		813	609
Duke Energy Corp. 3.75% 2024		550	550
Duke Energy Progress, LLC 2.00% 2031		2,360	1,957
Dun & Bradstreet Corp. 5.00% 2029[2]		42	36
Edison International 5.75% 2027		370	376
Edison International 4.125% 2028		2,390	2,231
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]		100	80
Electricité de France SA 4.875% 2038[2]		795	705
Empresas Publicas de Medellin ESP 4.25% 2029[2]		1,030	806
Enbridge, Inc. 4.00% 2023		600	603
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]		205	155
Enel Finance International SA 1.375% 2026[2]		1,248	1,097
Enel Finance International SA 1.875% 2028[2]		1,227	1,030
Energy Transfer Operating LP 5.00% 2050		2,018	1,720
Entegris Escrow Corp. 4.75% 2029[2]		45	42
Entergy Corp. 0.90% 2025		750	676
EQM Midstream Partners, LP 6.50% 2027[2]		170	158
EQM Midstream Partners, LP 7.50% 2027[2]		26	25
EQM Midstream Partners, LP 7.50% 2030[2]		50	48
EQM Midstream Partners, LP 6.50% 2048		40	31
EQT Corp. 7.50% 2030[1]		40	43
Equinix, Inc. 1.80% 2027		1,145	995
Equinix, Inc. 2.15% 2030		9,390	7,605

190	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Ethiopia (Federal Democratic Republic of) 6.625% 2024	USD	5,750	$3,291
Export-Import Bank of India 3.25% 2030		3,489	3,038
Fair Isaac Corp. 4.00% 2028[2]		140	124
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]		523	522
Fannie Mae Pool #MA2754 3.00% 2026[4]		75	74
Fannie Mae Pool #AP7888 3.50% 2042[4]		367	360
Fannie Mae Pool #AQ0770 3.50% 2042[4]		136	133
Fannie Mae Pool #AO4151 3.50% 2042[4]		120	118
Fertitta Entertainment, Inc. 4.625% 2029[2]		25	21
Fertitta Entertainment, Inc. 6.75% 2030[2]		25	19
First Quantum Minerals, Ltd. 6.875% 2026[2]		325	300
First Quantum Minerals, Ltd. 6.875% 2027[2]		240	215
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]		85	68
FirstEnergy Corp., Series B, 4.40% 2027[1]		1,800	1,701
FirstEnergy Transmission, LLC 2.866% 2028[2]		2,325	1,969
Florida Power & Light Company 2.875% 2051		1,465	1,093
FMG Resources 4.375% 2031[2]		175	143
Ford Motor Co. 3.25% 2032		20	15
Ford Motor Credit Company, LLC 3.81% 2024		290	282
Ford Motor Credit Company, LLC 2.90% 2028		200	161
Ford Motor Credit Company, LLC 4.00% 2030		125	102
Freddie Mac Pool #ZS8588 3.00% 2030[4]		53	53
Fresnillo PLC 4.25% 2050[2]		973	716
Front Range BidCo, Inc. 6.125% 2028[2]		160	116
Frontier Communications Corp. 5.875% 2027[2]		100	90
Frontier Communications Corp. 5.00% 2028[2]		65	55
Frontier Communications Holdings, LLC 5.875% 2029		250	193
FS Energy and Power Fund 7.50% 2023[2]		170	171
FXI Holdings, Inc. 7.875% 2024[2]		140	122
FXI Holdings, Inc. 12.25% 2026[2]		497	443
General Motors Financial Co. 1.05% 2024		725	688
Genesis Energy, LP 8.00% 2027		150	133
GeoPark, Ltd. 6.50% 2024		533	541
Georgia (Republic of) 2.75% 2026[2]		400	332
Global Payments, Inc. 2.90% 2030		395	334
Gol Finance SA 8.00% 2026[2]		70	47
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]		1,200	1,200
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		1,080	949
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]		726	588
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]		2,510	2,086
Government National Mortgage Assn. 3.50% 2052[4,11]		7,440	7,221
GPC Merger Sub, Inc. 7.125% 2028[2]		55	44
Gray Escrow II, Inc. 5.375% 2031[2]		30	24
Group 1 Automotive, Inc. 4.00% 2028[2]		145	121
Groupe BPCE SA 5.15% 2024[2]		1,800	1,801
Grupo Energia Bogota SA ESP 4.875% 2030[2]		660	579
Hanesbrands, Inc. 4.875% 2026[2]		100	93
Harsco Corp. 5.75% 2027[2]		200	160
Harvest Midstream I, LP 7.50% 2028[2]		25	24
HCA, Inc. 5.625% 2028		120	118
Hess Midstream Operations LP 5.50% 2030[2]		30	27
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[6,7]		40	36
Hightower Holding, LLC 6.75% 2029[2]		235	177
Hilcorp Energy I, LP 6.00% 2030[2]		16	14
Hilcorp Energy I, LP 6.00% 2031[2]		125	108
Hilcorp Energy I, LP 6.25% 2032[2]		15	13
Hilton Worldwide Holdings, Inc. 4.875% 2030		25	23
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]		55	46
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[2]		10	9
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[2]		12	10
Honduras (Republic of) 6.25% 2027		2,083	1,638

American Funds Insurance Series	191

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Honduras (Republic of) 5.625% 2030	USD	958	$650
Howard Hughes Corp. 5.375% 2028[2]		315	264
Howard Hughes Corp. 4.125% 2029[2]		195	151
Howard Hughes Corp. 4.375% 2031[2]		120	89
Howard Midstream Energy Partners, LLC 6.75% 2027[2]		60	52
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]		430	428
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]		305	291
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]		4,172	4,082
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]		1,032	837
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[7]		3,326	3,251
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[7]		363	341
Huarong Finance II Co., Ltd. 5.00% 2025		1,007	953
Huarong Finance II Co., Ltd. 5.50% 2025		880	855
HUB International, Ltd. 7.00% 2026[2]		230	217
Hungary (Republic of) 2.125% 2031[2]		2,910	2,256
Hungary (Republic of) 3.125% 2051[2]		1,255	832
Hyundai Capital America 3.25% 2022[2]		250	250
Hyundai Capital America 0.875% 2024[2]		1,200	1,123
Hyundai Capital America 1.50% 2026[2]		2,375	2,105
Hyundai Capital America 1.65% 2026[2]		1,800	1,589
Hyundai Capital America 2.00% 2028[2]		600	505
Hyundai Capital Services, Inc. 3.75% 2023[2]		2,450	2,448
Imperial Tobacco Finance PLC 3.50% 2023[2]		2,000	1,989
Ingles Markets, Inc. 4.00% 2031[2]		140	121
Intercontinental Exchange, Inc. 4.00% 2027		1,810	1,783
Intesa Sanpaolo SpA 5.017% 2024[2]		3,270	3,123
Iraq (Republic of) 6.752% 2023[2]		545	533
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]		55	45
Iron Mountain, Inc. 5.25% 2030[2]		155	135
Israel (State of) 3.375% 2050		1,470	1,192
Israel (State of) 3.875% 2050		795	701
Jacobs Entertainment, Inc. 6.75% 2029[2]		25	21
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]		6,710	5,975
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]		125	107
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[6,7]		64	60
KB Home 6.875% 2027		50	48
Keb Hana Bank 3.25% 2027[2]		1,370	1,318
Kennedy-Wilson Holdings, Inc. 4.75% 2029		110	89
Kennedy-Wilson Holdings, Inc. 4.75% 2030		85	67
Kennedy-Wilson Holdings, Inc. 5.00% 2031		10	8
Kimberly-Clark Corp. 3.10% 2030		110	103
Kinder Morgan, Inc. 3.60% 2051		1,500	1,108
Kinetik Holdings LP 5.875% 2030[2]		60	57
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]		85	73
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]		140	105
Labl Escrow Issuer, LLC 10.50% 2027[2]		45	39
Labl, Inc. 8.25% 2029[2]		170	129
Lamb Weston Holdings, Inc. 4.875% 2028[2]		65	61
Lamb Weston Holdings, Inc. 4.125% 2030[2]		110	96
Lamb Weston Holdings, Inc. 4.375% 2032[2]		15	13
Las Vegas Sands Corp. 3.20% 2024		25	24
LCM Investments Holdings II, LLC 4.875% 2029[2]		39	30
Ligado Networks, LLC 15.50% PIK 2023[2,8]		245	134
Lima Metro Line 2 Finance, Ltd. 5.875% 2034		472	467
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]		289	285
Limited Brands, Inc. 6.625% 2030[2]		70	61
Limited Brands, Inc. 6.875% 2035		40	33
Lindblad Expeditions, LLC 6.75% 2027[2]		5	4
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		7,000	6,230
LPL Holdings, Inc. 4.625% 2027[2]		220	206
LPL Holdings, Inc. 4.375% 2031[2]		85	73

192	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
LSB Industries, Inc. 6.25% 2028[2]	USD	95	$84
LSC Communications, Inc. 8.75% 2023[2,5,9,10]		430	4
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[2]		60	51
Magallanes, Inc. 4.279% 2032[2]		917	820
Magallanes, Inc. 5.05% 2042[2]		1,928	1,643
Mallinckrodt PLC 10.00% 2025[2]		720	695
Masco Corp. 1.50% 2028		791	664
Mastercard, Inc. 2.00% 2031		600	506
Meituan Dianping 2.125% 2025		1,730	1,560
Meituan Dianping 3.05% 2030[2]		3,095	2,306
Mercer International, Inc. 5.125% 2029		105	90
Methanex Corp. 5.125% 2027		55	49
Mexico City Airport Trust 5.50% 2047		432	298
Midas OpCo Holdings, LLC 5.625% 2029[2]		120	97
Mineral Resources, Ltd. 8.00% 2027[2]		40	39
Mineral Resources, Ltd. 8.50% 2030[2]		25	25
MISC Capital Two (Labuan), Ltd. 3.75% 2027[2]		3,236	3,043
Mohegan Gaming & Entertainment 8.00% 2026[2]		135	115
Molina Healthcare, Inc. 3.875% 2030[2]		75	64
MoneyGram International, Inc. 5.375% 2026[2]		50	48
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		2,164	1,925
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]		1,396	1,108
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]		155	128
MPLX LP 2.65% 2030		837	699
MPLX LP 5.50% 2049		1,900	1,767
MSCI, Inc. 3.625% 2031[2]		150	124
MSCI, Inc. 3.875% 2031[2]		215	184
Murphy Oil USA, Inc. 4.75% 2029		48	43
Nabors Industries, Inc. 7.375% 2027[2]		55	52
National Financial Partners Corp. 6.875% 2028[2]		145	120
Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]		135	101
Navient Corp. 5.00% 2027		45	37
Navient Corp. 4.875% 2028		145	114
NCL Corp., Ltd. 5.875% 2027[2]		80	69
NCR Corp. 5.00% 2028[2]		50	42
NCR Corp. 5.125% 2029[2]		175	148
Neiman Marcus Group, LLC 7.125% 2026[2]		190	176
Nestlé Holdings, Inc. 1.50% 2028[2]		4,330	3,797
Netflix, Inc. 4.875% 2028		45	42
Netflix, Inc. 4.875% 2030[2]		225	206
New Fortress Energy, Inc. 6.75% 2025[2]		50	47
New Fortress Energy, Inc. 6.50% 2026[2]		460	417
New York Life Global Funding 1.20% 2030[2]		2,725	2,151
Newcrest Finance Pty, Ltd. 3.25% 2030[2]		909	804
Newell Brands, Inc. 5.625% 2036[1]		80	69
Newell Rubbermaid, Inc. 4.70% 2026		80	76
News Corp. 5.125% 2032[2]		25	22
Nexstar Broadcasting, Inc. 4.75% 2028[2]		95	82
Nexstar Escrow Corp. 5.625% 2027[2]		115	105
NGL Energy Operating, LLC 7.50% 2026[2]		200	181
NGL Energy Partners LP 7.50% 2023		200	181
Niagara Mohawk Power Corp. 3.508% 2024[2]		180	177
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[2]		180	168
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[2]		50	45
Northern Oil and Gas, Inc. 8.125% 2028[2]		190	179
NorthRiver Midstream Finance LP 5.625% 2026[2]		105	95
Nova Chemicals Corp. 5.25% 2027[2]		20	17
Novelis Corp. 3.25% 2026[2]		15	13
Novelis Corp. 4.75% 2030[2]		115	96
Novelis Corp. 3.875% 2031[2]		20	15
NuStar Logistics, LP 5.625% 2027		80	72
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]		100	93

American Funds Insurance Series	193

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Oasis Petroleum, Inc. 6.375% 2026[2]	USD	35	$32
Occidental Petroleum Corp. 5.875% 2025		200	200
Occidental Petroleum Corp. 6.375% 2028		194	197
Occidental Petroleum Corp. 6.125% 2031		35	36
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		1,410	1,103
Oleoducto Central SA 4.00% 2027[2]		2,535	2,119
Oleoducto Central SA 4.00% 2027		630	527
ONEOK, Inc. 5.20% 2048		858	763
Open Text Corp. 3.875% 2028[2]		25	22
Option Care Health, Inc. 4.375% 2029[2]		25	21
Oracle Corp. 2.65% 2026		2,327	2,149
Oracle Corp. 3.25% 2027		1,880	1,736
Oracle Corp. 3.60% 2050		980	683
Oracle Corp. 3.95% 2051		22	16
Orange SA 9.00% 2031[1]		2,434	3,144
Owens & Minor, Inc. 6.625% 2030[2]		20	18
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[2]		30	29
Pacific Gas and Electric Co. 2.10% 2027		9,935	8,337
Pacific Gas and Electric Co. 4.65% 2028		542	503
Pacific Gas and Electric Co. 3.30% 2040		6,850	4,733
Pacific Gas and Electric Co. 3.50% 2050		931	624
Pakistan (Islamic Republic of) 5.625% 2022		6,900	6,486
Panama (Republic of) 3.75% 2026[2]		465	452
Panther BF Aggregator 2, LP 6.25% 2026[2]		44	42
Panther BF Aggregator 2, LP 8.50% 2027[2]		85	82
Park Intermediate Holdings, LLC 4.875% 2029[2]		65	56
Parkland Corp. 4.625% 2030[2]		40	33
Party City Holdings, Inc. 8.75% 2026[2]		5	3
Peru (Republic of) 2.392% 2026		500	465
Petróleos Mexicanos 4.625% 2023		1,200	1,176
Petróleos Mexicanos 6.875% 2025		660	619
Petróleos Mexicanos 6.875% 2026		1,480	1,336
Petróleos Mexicanos 6.50% 2027		1,493	1,299
Petróleos Mexicanos 6.84% 2030		681	538
Petróleos Mexicanos 5.95% 2031		2,361	1,734
Petróleos Mexicanos 6.70% 2032		779	596
Petróleos Mexicanos 6.75% 2047		122	76
Petróleos Mexicanos 7.69% 2050		55	37
Petróleos Mexicanos 6.95% 2060		201	124
PG&E Corp. 5.00% 2028		15	13
PG&E Corp. 5.25% 2030		125	103
PGT Innovations, Inc. 4.375% 2029[2]		5	4
Philip Morris International, Inc. 2.10% 2030		634	520
Pilgrim’s Pride Corp. 5.875% 2027[2]		25	24
Post Holdings, Inc. 5.625% 2028[2]		25	24
Post Holdings, Inc. 4.625% 2030[2]		444	375
Power Financial Corp., Ltd. 3.35% 2031		1,870	1,554
Procter & Gamble Company 3.00% 2030		338	319
PT Indonesia Asahan Aluminium Tbk 5.71% 2023		960	974
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]		500	470
Qatar Petroleum 3.125% 2041[2]		2,895	2,278
Radiology Partners, Inc. 9.25% 2028[2]		190	143
Range Resources Corp. 8.25% 2029		50	51
Range Resources Corp. 4.75% 2030[2]		65	58
Raptor Acquisition Corp. 4.875% 2026[2]		180	158
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]		25	19
Realogy Corp. 5.75% 2029[2]		135	103
Realogy Corp. 5.25% 2030[2]		130	97
Reynolds American, Inc. 4.45% 2025		2,115	2,105
RLJ Lodging Trust, LP 4.00% 2029[2]		25	21
Rockcliff Energy II, LLC 5.50% 2029[2]		25	23

194	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Roller Bearing Company of America, Inc. 4.375% 2029[2]	USD	20	$17
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]		57	59
Royal Caribbean Cruises, Ltd. 5.375% 2027[2]		40	29
RP Escrow Issuer, LLC 5.25% 2025[2]		95	82
Russian Federation 4.25% 2027[5]		1,400	385
Ryan Specialty Group, LLC 4.375% 2030[2]		45	39
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		33	31
Santander Holdings USA, Inc. 3.244% 2026		3,750	3,520
Scentre Group 3.50% 2025[2]		210	204
Scentre Group 3.75% 2027[2]		110	106
Scientific Games Corp. 7.00% 2028[2]		40	38
Scientific Games Corp. 7.25% 2029[2]		75	70
Scientific Games Holdings LP 6.625% 2030[2]		46	39
SCIH Salt Holdings, Inc. 4.875% 2028[2]		115	96
Scotts Miracle-Gro Co. 4.50% 2029		90	74
Scotts Miracle-Gro Co. 4.375% 2032		55	42
Sealed Air Corp. 5.00% 2029[2]		40	37
ServiceNow, Inc. 1.40% 2030		1,830	1,434
Silgan Holdings, Inc. 4.125% 2028		80	72
Simmons Foods, Inc. 4.625% 2029[2]		160	136
Singapore Airlines, Ltd. 3.375% 2029		3,710	3,379
Sirius XM Radio, Inc. 4.00% 2028[2]		120	104
Sirius XM Radio, Inc. 3.875% 2031[2]		90	72
SkyMiles IP, Ltd. 4.75% 2028[2]		25	24
SM Energy Co. 6.50% 2028		45	41
Sonic Automotive, Inc. 4.625% 2029[2]		85	66
Sonic Automotive, Inc. 4.875% 2031[2]		20	15
Southern California Edison Co. 2.85% 2029		200	177
Southwestern Energy Co. 5.95% 2025[1]		110	109
Southwestern Energy Co. 7.75% 2027		20	20
Southwestern Energy Co. 8.375% 2028		30	32
Southwestern Energy Co. 5.375% 2030		135	124
Southwestern Energy Co. 4.75% 2032		25	21
Sprint Corp. 7.625% 2026		130	137
Square, Inc. 3.50% 2031[2]		30	24
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[5]		2,890	938
Stellantis Finance US, Inc. 1.711% 2027[2]		1,900	1,654
Stellantis Finance US, Inc. 2.691% 2031[2]		225	178
Stericycle, Inc. 3.875% 2029[2]		180	147
Studio City Finance, Ltd. 6.00% 2025[2]		200	127
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[2]		55	50
Sunoco LP 4.50% 2029		90	74
Sunoco LP 4.50% 2030[2]		35	28
Surgery Center Holdings 10.00% 2027[2]		175	170
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]		12	9
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]		800	759
Talen Energy Corp. 7.25% 2027[2,5]		205	202
Teekay Offshore Partners LP 8.50% 2023[2,9,10]		555	505
Tencent Holdings, Ltd. 3.24% 2050[2]		3,450	2,385
Tenet Healthcare Corp. 4.875% 2026[2]		280	259
Tenet Healthcare Corp. 6.125% 2028[2]		25	21
Tenet Healthcare Corp. 6.125% 2030[2]		15	14
Teva Pharmaceutical Finance Co. BV 6.00% 2024		4,600	4,542
Teva Pharmaceutical Finance Co. BV 7.125% 2025		3,710	3,626
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		1,780	1,430
T-Mobile US, Inc. 2.40% 2029		1,079	933
Toronto-Dominion Bank 1.25% 2026		2,836	2,520
Toyota Motor Credit Corp. 3.375% 2030		453	427

American Funds Insurance Series	195

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
TransDigm, Inc. 6.25% 2026[2]	USD	65	$63
TransDigm, Inc. 5.50% 2027		35	30
Transocean Guardian, Ltd. 5.875% 2024[2]		29	27
Transocean Poseidon, Ltd. 6.875% 2027[2]		122	107
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[2,9,10]		100	89
Triumph Group, Inc. 6.25% 2024[2]		35	31
Turkey (Republic of) 6.25% 2022		1,880	1,878
Turkey (Republic of) 6.35% 2024		2,220	2,058
Twitter, Inc. 5.00% 2030[2]		35	33
U.S. Treasury 0.125% 2022		12,340	12,262
U.S. Treasury 0.125% 2023		12,320	12,148
U.S. Treasury 2.625% 2023		6,900	6,898
U.S. Treasury 1.875% 2024		4,515	4,409
U.S. Treasury 2.50% 2024		8,430	8,356
U.S. Treasury 0.25% 2025		30,740	28,155
U.S. Treasury 2.875% 2025		5,400	5,368
U.S. Treasury 2.875% 2025		1,969	1,962
U.S. Treasury 0.375% 2026		28,740	26,131
U.S. Treasury 0.50% 2026		7,453	6,794
U.S. Treasury 0.75% 2026		4,361	3,970
U.S. Treasury 0.875% 2026		11,098	10,135
U.S. Treasury 1.125% 2026		1,698	1,565
U.S. Treasury 2.50% 2027		2,260	2,205
U.S. Treasury 2.625% 2027[12]		52,903	51,897
U.S. Treasury 1.625% 2029		10,760	9,792
U.S. Treasury 1.375% 2031[12]		15,793	13,683
U.S. Treasury 1.125% 2040		9,170	6,363
U.S. Treasury 1.75% 2041		6,050	4,584
U.S. Treasury 1.875% 2041[12]		18,740	14,646
U.S. Treasury 2.375% 2042		2,872	2,425
U.S. Treasury 3.00% 2048		5,045	4,751
U.S. Treasury 2.00% 2051[12]		13,505	10,394
U.S. Treasury 2.25% 2052[12]		34,362	28,155
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]		10,733	10,774
U.S. Treasury Inflation-Protected Security 0.125% 2024[3,12]		62,331	62,967
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]		13,220	13,411
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]		14,907	15,154
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]		4,152	3,173
UBS Group AG 1.008% 2024, (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]		1,950	1,889
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[6,7]		60	56
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[6,7]		75	70
Ukraine 7.75% 2022[9]		6,210	3,105
Ukraine 7.75% 2024		1,570	406
Ukraine 6.876% 2029		1,269	314
Uniform Mortgage-Backed Security 2.50% 2052[4,11]		13,030	11,708
Uniform Mortgage-Backed Security 3.00% 2052[4,11]		9,500	8,841
Uniform Mortgage-Backed Security 3.00% 2052[4,11]		790	736
Uniform Mortgage-Backed Security 3.50% 2052[4,11]		7,450	7,159
Uniform Mortgage-Backed Security 4.00% 2052[4,11]		7,105	6,997
Uniform Mortgage-Backed Security 4.50% 2052[4,11]		8,900	8,917
Uniform Mortgage-Backed Security 4.50% 2052[4,11]		1,560	1,560
Uniform Mortgage-Backed Security 5.00% 2052[4,11]		5,100	5,193
Uniform Mortgage-Backed Security 5.00% 2052[4,11]		500	508
United Rentals, Inc. 4.875% 2028		30	28
Univision Communications, Inc. 4.50% 2029[2]		235	197
Univision Communications, Inc. 7.375% 2030[2]		25	24
US Foods, Inc. 4.625% 2030[2]		35	30
Valvoline, Inc. 3.625% 2031[2]		85	68
Venator Materials Corp. 5.75% 2025[2]		140	112
Venator Materials Corp. 9.50% 2025[2]		185	186
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]		100	88

196	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	USD	125	$107
Venture Global Calcasieu Pass, LLC 3.875% 2033[2]		65	54
Verizon Communications, Inc. 3.15% 2030		575	523
Verizon Communications, Inc. 2.55% 2031		2,100	1,797
VICI Properties LP 4.375% 2025		1,563	1,529
VICI Properties LP 4.625% 2029[2]		15	13
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[2]		100	88
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]		375	324
Volkswagen Group of America Finance, LLC 4.625% 2025[2]		1,070	1,070
VZ Secured Financing BV 5.00% 2032[2]		200	166
W. R. Grace Holdings, LLC 5.625% 2029[2]		20	15
Warner Music Group 3.75% 2029[2]		150	126
Warrior Met Coal, Inc. 7.875% 2028[2]		185	177
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]		195	184
WEA Finance, LLC 3.75% 2024[2]		535	517
Weatherford International, Ltd. 11.00% 2024[2]		12	12
Weatherford International, Ltd. 6.50% 2028[2]		65	58
Weatherford International, Ltd. 8.625% 2030[2]		60	50
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		5,788	5,487
WESCO Distribution, Inc. 7.125% 2025[2]		180	180
WESCO Distribution, Inc. 7.25% 2028[2]		195	193
Western Global Airlines, LLC 10.375% 2025[2]		15	14
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[1]		85	78
Western Midstream Operating, LP 4.75% 2028		65	59
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		2,900	2,751
WeWork Companies, LLC 5.00% 2025[2]		50	32
Williams Companies, Inc. 3.50% 2030		763	688
Williams Companies, Inc. 2.60% 2031		130	109
Wyndham Destinations, Inc. 6.625% 2026[2]		65	62
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]		38	37
Xcel Energy, Inc. 3.35% 2026		2,581	2,495
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[6,7]		150	142
Ziggo Bond Co. BV 5.125% 2030[2]		200	157
Ziggo Bond Finance BV 4.875% 2030[2]		300	255
ZipRecruiter, Inc. 5.00% 2030[2]		25	21
			794,211

Total bonds, notes & other debt instruments (cost: $1,783,653,000)			1,518,719

Preferred securities 0.00%	Shares
U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[2,9,10,13]		48	15

Total preferred securities (cost: $49,000)			15

Common stocks 0.02%
U.S. dollars 0.02%
Diamond Offshore Drilling, Inc.[13]		36,338	214
Diamond Offshore Drilling, Inc.[2,13]		12,700	75
Bighorn Permian Resources, LLC[9,10,13]		531	3
Constellation Oil Services Holding SA, Class B-1[9,10,13]		1,214,969	—	[14]

Total common stocks (cost: $727,000)			292

American Funds Insurance Series	197

Capital World Bond Fund (continued)

Short-term securities 6.33%	Shares	Value (000)
Money market investments 6.33%
Capital Group Central Cash Fund 1.38%[15,16]	1,001,946	$100,175

Total short-term securities (cost: $100,186,000)		100,175
Total investment securities 102.37% (cost: $1,884,615,000)		1,619,201
Other assets less liabilities (2.37)%		(37,485)

Net assets 100.00%		$1,581,716

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
90 Day Eurodollar Futures	Long	47	December 2022	USD	11,316	$(334)
2 Year U.S. Treasury Note Futures	Short	190	September 2022		(39,903)	46
5 Year Euro-Bobl Futures	Long	192	September 2022		24,988	(262)
5 Year U.S. Treasury Note Futures	Long	798	September 2022		89,575	(398)
10 Year Euro-Bund Futures	Long	183	September 2022		28,532	508
10 Year Italy Government Bond Futures	Short	178	September 2022		(22,966)	31
10 Year Japanese Government Bond Futures	Long	6	September 2022		6,572	36
10 Year Ultra U.S. Treasury Note Futures	Short	59	September 2022		(7,515)	108
10 Year U.S. Treasury Note Futures	Short	194	September 2022		(22,995)	94
10 Year UK Gilt Futures	Long	48	September 2022		6,660	110
20 Year U.S. Treasury Bond Futures	Long	172	September 2022		23,843	(319)
30 Year Euro-Buxl Futures	Long	69	September 2022		11,827	(852)
30 Year Ultra U.S. Treasury Bond Futures	Long	11	September 2022		1,698	(51)
						$(1,283)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
BRL	110,886	USD	19,160	Citibank	7/1/2022	$2,021
SEK	23,400	USD	2,378	JPMorgan Chase	7/7/2022	(90)
USD	6,267	CAD	7,881	UBS AG	7/11/2022	145
USD	2,060	HUF	754,350	Bank of America	7/11/2022	70
USD	1,713	AUD	2,380	JPMorgan Chase	7/11/2022	70
JPY	623,410	USD	4,606	BNP Paribas	7/11/2022	(9)
JPY	137,850	USD	1,028	Morgan Stanley	7/11/2022	(12)
PLN	4,470	USD	1,038	HSBC Bank	7/11/2022	(42)
DKK	17,400	USD	2,502	Bank of America	7/11/2022	(49)
PLN	20,540	EUR	4,453	BNP Paribas	7/11/2022	(94)
HUF	2,533,310	EUR	6,465	Citibank	7/11/2022	(96)
USD	3,299	BRL	16,000	HSBC Bank	7/12/2022	253
USD	1,347	BRL	6,470	Citibank	7/12/2022	115
BRL	22,470	USD	4,297	Citibank	7/12/2022	(19)
USD	14,381	DKK	100,190	Standard Chartered Bank	7/13/2022	252
USD	4,002	MXN	78,910	BNP Paribas	7/13/2022	87
USD	1,435	NZD	2,240	Standard Chartered Bank	7/13/2022	36
GBP	7,340	USD	9,194	Morgan Stanley	7/13/2022	(257)

198	American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	(depreciation) at 6/30/2022 (000)
CAD	20,253	USD	15,658	UBS AG	7/15/2022	$76
MYR	11,360	USD	2,580	Standard Chartered Bank	7/15/2022	3
USD	6,307	MYR	27,740	Standard Chartered Bank	7/15/2022	— [14]
MYR	6,300	USD	1,432	HSBC Bank	7/15/2022	— [14]
MYR	10,080	USD	2,291	Standard Chartered Bank	7/15/2022	— [14]
CNH	151,257	USD	22,369	Citibank	7/18/2022	227
CZK	47,290	EUR	1,900	UBS AG	7/18/2022	5
EUR	6,804	PLN	31,970	Goldman Sachs	7/20/2022	27
PLN	1,550	USD	344	BNP Paribas	7/20/2022	1
USD	358	COP	1,453,260	Citibank	7/22/2022	10
EUR	4,670	USD	4,897	JPMorgan Chase	7/25/2022	5
DKK	20,510	EUR	2,757	BNP Paribas	7/25/2022	1
PLN	18,110	EUR	3,878	Goldman Sachs	7/25/2022	(44)
USD	11,532	MXN	232,306	Citibank	7/27/2022	38
CNH	61,490	USD	9,175	UBS AG	7/27/2022	10
CHF	800	USD	837	UBS AG	7/27/2022	3
JPY	798,810	USD	5,895	BNP Paribas	7/27/2022	2
EUR	17,853	DKK	132,800	JPMorgan Chase	7/27/2022	(1)
EUR	2,540	USD	2,678	BNP Paribas	7/27/2022	(11)
ZAR	26,060	USD	1,628	JPMorgan Chase	7/27/2022	(30)
EUR	25,150	USD	26,516	UBS AG	7/27/2022	(112)
JPY	7,317,238	USD	54,441	UBS AG	7/27/2022	(422)
USD	5,920	AUD	8,270	Citibank	7/29/2022	210
USD	2,167	IDR	32,232,353	Citibank	8/4/2022	14
KRW	13,728,070	USD	10,657	Citibank	8/5/2022	1
BRL	140,966	USD	24,130	Citibank	8/10/2022	2,465
USD	11,219	BRL	63,000	JPMorgan Chase	8/10/2022	(667)
USD	13,967	BRL	77,966	Citibank	8/10/2022	(742)
USD	5,044	HUF	1,807,090	Bank of America	1/20/2023	433
USD	5,215	CZK	124,020	Morgan Stanley	1/20/2023	75
CZK	124,020	USD	5,572	Goldman Sachs	1/20/2023	(433)
HUF	1,807,090	USD	5,518	Bank of America	1/20/2023	(908)
PLN	24,520	USD	5,912	BNP Paribas	2/2/2023	(598)
						$2,019

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	4,428	$(80)	$—	$(80)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		37,736	(683)	—	(683)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		13,908	(258)	—	(258)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		34,764	(638)	—	(638)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		5,734	(106)	—	(106)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		5,734	(106)	—	(106)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		6,295	(116)	—	(116)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023		11,830	(215)	—	(215)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023		11,817	(223)	—	(223)

American Funds Insurance Series	199

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZD	12,043	$(228)	$—	$(228)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023		12,093	(229)	—	(229)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		10,675	(203)	—	(203)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		12,176	(230)	—	(230)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023		12,163	(226)	—	(226)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023		12,163	(224)	—	(224)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023		13,521	(246)	—	(246)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	(235)	—	(235)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	(237)	—	(237)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		1,440	(20)	—	(20)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP	21,230	(98)	—	(98)
2.42%	Annual	SONIA	Annual	5/5/2024		42,400	(232)	—	(232)
2.363%	Annual	SONIA	Annual	5/11/2024		40,870	(248)	—	(248)
2.9588%	Annual	SONIA	Annual	6/9/2024		26,900	33	—	33
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN	47,800	(222)	—	(222)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026		48,400	(230)	—	(230)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026		58,800	(285)	—	(285)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026		14,000	(59)	—	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026		13,900	(60)	—	(60)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026		14,200	(62)	—	(62)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026		43,000	(181)	—	(181)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026		14,100	(59)	—	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026		27,800	(119)	—	(119)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026		38,700	(161)	—	(161)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026		41,600	(174)	—	(174)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026		50,900	(213)	—	(213)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		62,600	(256)	—	(256)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		172,500	(707)	—	(707)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026		105,000	(436)	—	(436)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026		28,900	(75)	—	(75)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026		43,375	(110)	—	(110)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026		70,800	(175)	—	(175)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026		70,800	(177)	—	(177)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026		89,445	(243)	—	(243)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027		41,200	(94)	—	(94)
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027		41,600	(94)	—	(94)
							$(9,240)	$—	$(9,240)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)		Upfront premium (received) paid (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD 44,076	$1,327		$(959)	$2,286
ITRX.EUR.IG.37	1.00%	Quarterly	6/20/2027	EUR 23,820	222		(300)	522
CDX.EM.37	1.00%	Quarterly	6/20/2027	USD 13,360	1,340		1,134	206
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	5	—	[14]	— [14]	—	[14]
					$2,889		$(125)	$3,014

200	American Funds Insurance Series

Capital World Bond Fund (continued)

Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 6.33%
Money market investments 6.33%
Capital Group Central Cash Fund 1.38%[15]	$144,080	$438,028	$481,900	$(10)	$(23)	$100,175	$255

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $122,023,000, which represented 7.71% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,479,000, which represented .09% of the net assets of the fund.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,760,000, which represented .24% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,285,000, which represented .97% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 6/30/2022.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

UAH = Ukrainian hryvnia

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	201

American High-Income Trust
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 90.36%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 90.27%
Energy 14.33%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	USD	295	$287
Antero Midstream Partners LP 5.375% 2029[1]		570	512
Antero Resources Corp. 7.625% 2029[1]		417	425
Antero Resources Corp. 5.375% 2030[1]		720	658
Apache Corp. 6.00% 2037		165	152
Apache Corp. 5.10% 2040		695	589
Apache Corp. 4.75% 2043		265	207
Ascent Resources - Utica, LLC 7.00% 2026[1]		2,040	1,900
Ascent Resources - Utica, LLC 9.00% 2027[1]		170	214
Ascent Resources - Utica, LLC 8.25% 2028[1]		271	258
Ascent Resources - Utica, LLC 5.875% 2029[1]		1,205	1,062
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]		228	241
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[1]		676	640
Bonanza Creek Energy, Inc. 5.00% 2026[1]		685	616
California Resources Corp. 7.125% 2026[1]		390	382
Callon Petroleum Co. 7.50% 2030[1]		515	475
Centennial Resource Production, LLC 6.875% 2027[1]		440	419
Cheniere Energy Partners LP 4.50% 2029		938	839
Cheniere Energy Partners LP 4.00% 2031		1,523	1,299
Cheniere Energy Partners LP 3.25% 2032[1]		1,255	991
Cheniere Energy, Inc. 7.00% 2024		319	331
Cheniere Energy, Inc. 5.875% 2025		495	507
Cheniere Energy, Inc. 4.625% 2028		5,356	4,841
Chesapeake Energy Corp. 4.875% 2022[4]		4,300	83
Chesapeake Energy Corp. 5.50% 2026[1]		1,000	954
Chesapeake Energy Corp. 5.875% 2029[1]		1,420	1,342
Chesapeake Energy Corp. 6.75% 2029[1]		210	204
CNX Midstream Partners LP 4.75% 2030[1]		280	236
CNX Resources Corp. 7.25% 2027[1]		1,878	1,843
CNX Resources Corp. 6.00% 2029[1]		1,425	1,334
Comstock Resources, Inc. 6.75% 2029[1]		785	705
Comstock Resources, Inc. 5.875% 2030[1]		770	664
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[5]		3,077	2,569
Continental Resources, Inc. 5.75% 2031[1]		365	354
CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[1]		2,860	2,444
Crestwood Midstream Partners LP 5.75% 2025		250	234
Crestwood Midstream Partners LP 5.625% 2027[1]		290	259
Crestwood Midstream Partners LP 6.00% 2029[1]		575	503
Devon Energy Corp. 5.875% 2028		202	206
Devon Energy Corp. 4.50% 2030		493	466
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,5]		68	67
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,5]		62	61
DT Midstream, Inc. 4.125% 2029[1]		1,355	1,152
DT Midstream, Inc. 4.375% 2031[1]		785	660
Endeavor Energy Resources LP 6.625% 2025[1]		850	855
Energean Israel Finance, Ltd. 4.50% 2024[1]		945	892
Energean Israel Finance, Ltd. 4.875% 2026[1]		1,080	957
Energean PLC 6.50% 2027[1]		380	338
EnLink Midstream Partners, LLC 5.625% 2028[1]		660	607
EQM Midstream Partners, LP 4.125% 2026		127	110
EQM Midstream Partners, LP 6.50% 2027[1]		2,365	2,203
EQM Midstream Partners, LP 7.50% 2027[1]		845	817
EQM Midstream Partners, LP 5.50% 2028		881	762
EQM Midstream Partners, LP 4.50% 2029[1]		835	679
EQM Midstream Partners, LP 7.50% 2030[1]		898	864
EQM Midstream Partners, LP 4.75% 2031[1]		1,645	1,317
EQM Midstream Partners, LP 6.50% 2048		490	375
EQT Corp. 6.625% 2025[6]		250	258
EQT Corp. 5.00% 2029		290	281
EQT Corp. 7.50% 2030[6]		300	323

202	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQT Corp. 3.625% 2031[1]	USD	500	$433
Genesis Energy, LP 5.625% 2024		120	113
Genesis Energy, LP 6.50% 2025		1,886	1,742
Genesis Energy, LP 6.25% 2026		320	286
Genesis Energy, LP 8.00% 2027		2,895	2,570
Genesis Energy, LP 7.75% 2028		87	75
Harbour Energy PLC 5.50% 2026[1]		1,545	1,391
Harvest Midstream I, LP 7.50% 2028[1]		2,167	2,039
Hess Midstream Operations LP 4.25% 2030[1]		1,300	1,091
Hess Midstream Operations LP 5.50% 2030[1]		580	522
Hess Midstream Partners LP 5.125% 2028[1]		687	618
Hilcorp Energy I, LP 6.25% 2028[1]		145	137
Hilcorp Energy I, LP 5.75% 2029[1]		815	717
Hilcorp Energy I, LP 6.00% 2030[1]		715	623
Hilcorp Energy I, LP 6.00% 2031[1]		630	544
Hilcorp Energy I, LP 6.25% 2032[1]		535	471
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[1]		220	208
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[1]		260	223
Howard Midstream Energy Partners, LLC 6.75% 2027[1]		460	397
Independence Energy Finance, LLC 7.25% 2026[1]		500	456
Kinetik Holdings LP 5.875% 2030[1]		660	630
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 4.666% 2024[2,3]		12	7
Lealand Finance Co. BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 2.06% Cash 2025[2,3,5]		153	79
Murphy Oil Corp. 6.875% 2024		59	59
Murphy Oil Corp. 5.75% 2025		250	248
Murphy Oil Corp. 6.375% 2028		415	388
Murphy Oil USA, Inc. 4.75% 2029		670	604
Murphy Oil USA, Inc. 3.75% 2031[1]		285	243
Nabors Industries, Inc. 7.375% 2027[1]		1,470	1,398
Nabors Industries, Ltd. 7.25% 2026[1]		228	203
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]		1,250	1,202
New Fortress Energy, Inc. 6.75% 2025[1]		1,715	1,625
New Fortress Energy, Inc. 6.50% 2026[1]		3,725	3,381
NGL Energy Operating, LLC 7.50% 2026[1]		8,720	7,879
NGL Energy Partners LP 6.125% 2025		2,054	1,562
Northern Oil and Gas, Inc. 8.125% 2028[1]		1,815	1,713
NorthRiver Midstream Finance LP 5.625% 2026[1]		625	567
NuStar Logistics LP 6.00% 2026		286	268
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]		1,675	1,559
Oasis Petroleum, Inc. 6.375% 2026[1]		1,065	987
Occidental Petroleum Corp. 5.875% 2025		710	708
Occidental Petroleum Corp. 8.00% 2025		1,400	1,476
Occidental Petroleum Corp. 6.375% 2028		225	228
Occidental Petroleum Corp. 6.625% 2030		810	836
Occidental Petroleum Corp. 8.875% 2030		300	345
Occidental Petroleum Corp. 6.125% 2031		530	538
Occidental Petroleum Corp. 4.20% 2048		165	129
Parkland Corp. 4.625% 2030[1]		835	679
PDC Energy, Inc. 5.75% 2026		600	561
Petróleos Mexicanos 6.875% 2025		350	328
Petróleos Mexicanos 8.75% 2029[1]		782	709
Petrorio Luxembourg SARL 6.125% 2026[1]		320	295
Range Resources Corp. 4.875% 2025		362	354
Range Resources Corp. 8.25% 2029		900	919
Range Resources Corp. 4.75% 2030[1]		970	871
Rattler Midstream Partners LP 5.625% 2025[1]		955	956
Rockcliff Energy II, LLC 5.50% 2029[1]		120	109
Rockies Express Pipeline, LLC 4.95% 2029[1]		550	471
Sabine Pass Liquefaction, LLC 4.50% 2030		586	562

American Funds Insurance Series	203

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sanchez Energy Corp. 7.25% 2023[1,4]	USD	739	$11
SM Energy Co. 5.625% 2025		430	407
Southwestern Energy Co. 5.95% 2025[6]		215	213
Southwestern Energy Co. 7.75% 2027		272	278
Southwestern Energy Co. 8.375% 2028		565	596
Southwestern Energy Co. 5.375% 2029		340	316
Southwestern Energy Co. 5.375% 2030		2,470	2,277
Southwestern Energy Co. 4.75% 2032		1,225	1,050
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]		335	285
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]		285	257
Sunoco LP 6.00% 2027		547	522
Sunoco LP 5.875% 2028		290	265
Sunoco LP 4.50% 2029		1,680	1,388
Sunoco LP 4.50% 2030[1]		1,680	1,359
Tallgrass Energy Partners, LP 7.50% 2025[1]		230	223
Targa Resources Partners LP 6.50% 2027		133	136
Targa Resources Partners LP 6.875% 2029		915	935
Targa Resources Partners LP 5.50% 2030		802	767
Targa Resources Partners LP 4.875% 2031		695	635
Teekay Offshore Partners LP 8.50% 2023[1,7,8]		2,009	1,828
Transocean Guardian, Ltd. 5.875% 2024[1]		288	267
Transocean Poseidon, Ltd. 6.875% 2027[1]		361	318
Transocean, Inc. 6.125% 2025[1]		195	179
Transocean, Inc. 7.25% 2025[1]		500	371
Transocean, Inc. 11.50% 2027[1]		95	89
USA Compression Partners, LP 6.875% 2026		359	327
USA Compression Partners, LP 6.875% 2027		247	220
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]		2,795	2,397
Venture Global Calcasieu Pass, LLC 3.875% 2033[1]		650	538
Weatherford International, Ltd. 11.00% 2024[1]		445	449
Weatherford International, Ltd. 6.50% 2028[1]		2,130	1,915
Weatherford International, Ltd. 8.625% 2030[1]		3,220	2,678
Western Gas Partners LP 4.50% 2028		1,124	1,019
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[6]		369	341
Western Midstream Operating, LP 4.75% 2028		160	146
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[6]		480	417
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[6]		290	234
			121,808

Consumer Discretionary 13.79%
Adient Global Holdings, Ltd. 4.875% 2026[1]		225	198
Affinity Gaming 6.875% 2027[1]		200	168
Allied Universal Holdco, LLC 6.625% 2026[1]		858	789
Allied Universal Holdco, LLC 9.75% 2027[1]		976	829
Allied Universal Holdco, LLC 4.625% 2028[1]		490	406
Allied Universal Holdco, LLC 6.00% 2029[1]		2,790	2,034
Asbury Automotive Group, Inc. 4.50% 2028		250	217
Asbury Automotive Group, Inc. 4.625% 2029[1]		1,545	1,279
Asbury Automotive Group, Inc. 5.00% 2032[1]		355	291
Atlas LuxCo 4 SARL 4.625% 2028[1]		280	227
Beazer Homes USA, Inc. 5.875% 2027		540	416
Boyd Gaming Corp. 4.75% 2027		621	563
Boyd Gaming Corp. 4.75% 2031[1]		695	589
Boyne USA, Inc. 4.75% 2029[1]		880	763
Caesars Entertainment, Inc. 6.25% 2025[1]		1,085	1,049
Caesars Entertainment, Inc. 8.125% 2027[1]		665	644
Caesars Entertainment, Inc. 4.625% 2029[1]		3,330	2,598
Caesars Resort Collection, LLC 5.75% 2025[1]		345	331
Carnival Corp. 7.625% 2026[1]		1,615	1,255
Carnival Corp. 10.50% 2026[1]		1,405	1,401

204	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Carnival Corp. 4.00% 2028[1]	USD	3,000	$2,471
Carnival Corp. 6.00% 2029[1]		825	582
Carnival Corp. 10.50% 2030[1]		850	701
Carvana Co. 5.625% 2025[1]		485	373
Carvana Co. 5.50% 2027[1]		1,091	706
Carvana Co. 5.875% 2028[1]		904	575
Carvana Co. 4.875% 2029[1]		1,110	633
CDI Escrow Issuer, Inc. 5.75% 2030[1]		805	734
CEC Entertainment, Inc. 6.75% 2026[1]		320	282
Dana, Inc. 4.25% 2030		200	156
Dana, Inc. 4.50% 2032		375	278
Dave & Buster’s, Inc. 7.625% 2025[1]		340	336
Empire Communities Corp. 7.00% 2025[1]		475	376
Empire Resorts, Inc. 7.75% 2026[1]		670	601
Everi Holdings, Inc. 5.00% 2029[1]		95	80
Fertitta Entertainment, Inc. 4.625% 2029[1]		1,260	1,078
Fertitta Entertainment, Inc. 6.75% 2030[1]		4,100	3,159
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]		2,135	1,712
Ford Motor Co. 2.90% 2029		225	177
Ford Motor Co. 3.25% 2032		310	233
Ford Motor Co. 5.291% 2046		70	54
Ford Motor Credit Company, LLC 3.375% 2025		1,115	1,008
Ford Motor Credit Company, LLC 5.125% 2025		3,835	3,670
Ford Motor Credit Company, LLC 2.70% 2026		750	640
Ford Motor Credit Company, LLC 4.542% 2026		1,460	1,339
Ford Motor Credit Company, LLC 3.815% 2027		1,540	1,312
Ford Motor Credit Company, LLC 4.125% 2027		835	738
Ford Motor Credit Company, LLC 4.271% 2027		525	472
Ford Motor Credit Company, LLC 4.95% 2027		370	345
Ford Motor Credit Company, LLC 2.90% 2028		550	444
Ford Motor Credit Company, LLC 5.113% 2029		200	180
Ford Motor Credit Company, LLC 4.00% 2030		920	747
Group 1 Automotive, Inc. 4.00% 2028[1]		615	515
Hanesbrands, Inc. 4.625% 2024[1]		1,945	1,907
Hanesbrands, Inc. 4.875% 2026[1]		1,624	1,507
Hilton Grand Vacations Borrower 5.00% 2029[1]		591	480
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]		200	170
Hilton Worldwide Holdings, Inc. 4.875% 2030		608	551
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]		1,010	842
International Game Technology PLC 6.50% 2025[1]		1,383	1,379
International Game Technology PLC 4.125% 2026[1]		1,165	1,057
International Game Technology PLC 5.25% 2029[1]		3,570	3,240
Jacobs Entertainment, Inc. 6.75% 2029[1]		505	428
KB Home 6.875% 2027		330	319
KB Home 7.25% 2030		330	313
Kontoor Brands, Inc. 4.125% 2029[1]		370	294
Las Vegas Sands Corp. 3.20% 2024		635	601
LCM Investments Holdings II, LLC 4.875% 2029[1]		1,185	905
Levi Strauss & Co. 3.50% 2031[1]		430	352
Limited Brands, Inc. 6.625% 2030[1]		370	321
Limited Brands, Inc. 6.875% 2035		1,096	894
Limited Brands, Inc. 6.75% 2036		655	525
Lindblad Expeditions, LLC 6.75% 2027[1]		205	176
Lithia Motors, Inc. 4.625% 2027[1]		270	248
Lithia Motors, Inc. 3.875% 2029[1]		350	298
Lithia Motors, Inc. 4.375% 2031[1]		315	269
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[1]		335	284
M.D.C. Holdings, Inc. 6.00% 2043		573	469
Macy’s Retail Holdings, LLC 5.875% 2030[1]		145	122
Marriott Ownership Resorts, Inc. 4.50% 2029[1]		370	308
Melco International Development, Ltd. 4.875% 2025[1]		440	329

American Funds Insurance Series	205

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Melco International Development, Ltd. 5.75% 2028[1]	USD	1,390	$897
Melco International Development, Ltd. 5.375% 2029[1]		1,446	875
Melco Resorts Finance, Ltd. 5.25% 2026[1]		300	212
Merlin Entertainment 5.75% 2026[1]		492	450
MGM Resorts International 6.00% 2023		281	281
MGM Resorts International 5.50% 2027		401	360
Midwest Gaming Borrower, LLC 4.875% 2029[1]		180	147
Mohegan Gaming & Entertainment 8.00% 2026[1]		645	550
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 6.666% 2026[2,3]		561	552
NCL Corp., Ltd. 3.625% 2024[1]		300	250
NCL Corp., Ltd. 5.875% 2026[1]		825	650
NCL Corp., Ltd. 5.875% 2027[1]		1,230	1,054
NCL Corp., Ltd. 7.75% 2029[1]		360	276
Neiman Marcus Group, LLC 7.125% 2026[1]		2,405	2,224
Newell Brands, Inc. 5.625% 2036[6]		30	26
Newell Rubbermaid, Inc. 4.875% 2025		445	439
Panther BF Aggregator 2, LP 6.25% 2026[1]		140	135
Panther BF Aggregator 2, LP 8.50% 2027[1]		455	441
Party City Holdings, Inc. 6.625% 2026[1]		500	295
Party City Holdings, Inc. 8.75% 2026[1]		3,655	2,463
Penske Automotive Group, Inc. 3.75% 2029		340	284
PetSmart, Inc. 4.75% 2028[1]		710	616
PetSmart, Inc. 7.75% 2029[1]		1,190	1,074
Premier Entertainment Sub, LLC 5.625% 2029[1]		1,545	1,102
Premier Entertainment Sub, LLC 5.875% 2031[1]		835	581
QVC, Inc. 4.85% 2024		75	70
QVC, Inc. 4.75% 2027		52	41
QVC, Inc. 4.375% 2028		601	446
Raptor Acquisition Corp. 4.875% 2026[1]		1,630	1,429
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]		590	448
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]		325	327
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]		1,946	2,004
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]		1,820	1,296
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]		715	533
Royal Caribbean Cruises, Ltd. 5.375% 2027[1]		1,035	755
Royal Caribbean Cruises, Ltd. 3.70% 2028		270	172
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]		70	49
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		280	263
Scientific Games Corp. 8.625% 2025[1]		1,215	1,247
Scientific Games Corp. 7.00% 2028[1]		1,525	1,433
Scientific Games Corp. 7.25% 2029[1]		3,090	2,902
Scientific Games Holdings LP 6.625% 2030[1]		2,305	1,963
Sonic Automotive, Inc. 4.625% 2029[1]		1,565	1,215
Sonic Automotive, Inc. 4.875% 2031[1]		2,180	1,643
Staples, Inc. 7.50% 2026[1]		421	350
Studio City Co., Ltd. 7.00% 2027[1]		1,175	1,020
Studio City Finance, Ltd. 6.00% 2025[1]		690	438
Studio City Finance, Ltd. 5.00% 2029[1]		1,200	621
Tempur Sealy International, Inc. 4.00% 2029[1]		630	509
The Gap, Inc. 3.625% 2029[1]		170	120
The Gap, Inc. 3.875% 2031[1]		108	76
The Home Co., Inc. 7.25% 2025[1]		940	770
Travel + Leisure Co. 6.60% 2025[6]		50	49
Travel + Leisure Co. 6.00% 2027		205	186
Travel + Leisure Co. 4.50% 2029[1]		1,280	992
Universal Entertainment Corp. 8.50% 2024[1]		2,945	2,857
Vail Resorts, Inc. 6.25% 2025[1]		315	315
VICI Properties LP 4.25% 2026[1]		462	423
VICI Properties LP 4.625% 2029[1]		265	237
VICI Properties LP / VICI Note Co., Inc. 5.625% 2024[1]		447	442
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]		711	666

206	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[1]	USD	900	$858
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]		644	568
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[1]		1,400	1,207
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]		873	755
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]		995	940
Wheel Pros, Inc. 6.50% 2029[1]		1,280	906
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.095% 2028[2,3]		953	791
Wyndham Destinations, Inc. 6.625% 2026[1]		695	660
Wyndham Destinations, Inc. 4.625% 2030[1]		400	311
Wyndham Worldwide Corp. 4.375% 2028[1]		1,280	1,121
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]		861	828
Wynn Macau, Ltd. 5.125% 2029[1]		320	199
Wynn Resorts Finance, LLC 7.75% 2025[1]		494	481
Wynn Resorts Finance, LLC 5.125% 2029[1]		1,002	791
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[2,3]		995	940
			117,239

Communication services 12.01%
Altice France Holding SA 10.50% 2027[1]		1,650	1,388
Altice France SA 5.125% 2029[1]		1,677	1,271
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]		475	357
Brightstar Escrow Corp. 9.75% 2025[1]		140	133
Cablevision Systems Corp. 5.375% 2028[1]		457	396
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 2026[1]		102	100
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]		386	358
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[1]		360	323
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]		3,179	2,650
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]		3,437	2,950
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		140	112
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]		3,285	2,686
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032		1,024	833
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]		1,225	1,006
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]		1,230	972
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]		1,960	1,521
Centerfield Media Parent, Inc. 6.625% 2026[1]		960	776
CenturyLink, Inc. 6.75% 2023		1,480	1,469
Cinemark USA, Inc. 5.875% 2026[1]		378	338
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]		570	416
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]		315	227
Cogent Communications Group, Inc. 3.50% 2026[1]		700	645
Consolidated Communications, Inc. 5.00% 2028[1]		225	180
CSC Holdings, LLC 6.50% 2029[1]		600	543
CSC Holdings, LLC 3.375% 2031[1]		700	520
Diamond Sports Group, LLC 5.375% 2026[1]		503	126
Diamond Sports Group, LLC 6.625% 2027[1]		1,056	132
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[2,3]		1,739	1,608
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]		3,010	2,577
DISH DBS Corp. 5.125% 2029		570	348
Embarq Corp. 7.995% 2036		1,637	1,233
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 9.416% 2028[2,3]		465	454
Front Range BidCo, Inc. 6.125% 2028[1]		839	608
Frontier Communications Corp. 5.875% 2027[1]		1,550	1,398
Frontier Communications Corp. 5.00% 2028[1]		3,780	3,222
Frontier Communications Corp. 6.75% 2029[1]		1,990	1,642
Frontier Communications Holdings, LLC 5.875% 2029		1,390	1,072
Frontier Communications Holdings, LLC 6.00% 2030[1]		750	579
Frontier Communications Holdings, LLC 8.75% 2030[1]		900	912
Gray Escrow II, Inc. 5.375% 2031[1]		925	743
Gray Television, Inc. 5.875% 2026[1]		203	190
Gray Television, Inc. 7.00% 2027[1]		828	798

American Funds Insurance Series	207

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Gray Television, Inc. 4.75% 2030[1]	USD	397	$311
iHeartCommunications, Inc. 5.25% 2027[1]		1,995	1,710
iHeartCommunications, Inc. 4.75% 2028[1]		250	206
Iliad Holding SAS 6.50% 2026[1]		1,120	1,010
Inmarsat PLC 6.75% 2026[1]		725	654
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[2,3]		387	360
Lamar Media Corp. 3.75% 2028		61	54
Lamar Media Corp. 4.875% 2029		300	271
Lamar Media Corp. 4.00% 2030		260	219
Lamar Media Corp. 3.625% 2031		125	103
Level 3 Financing, Inc. 3.75% 2029[1]		550	426
Ligado Networks, LLC 15.50% PIK 2023[1,5]		1,727	941
Ligado Networks, LLC 17.50% PIK 2024[1,5]		290	94
Live Nation Entertainment, Inc. 3.75% 2028[1]		425	368
Magallanes, Inc. 4.279% 2032[1]		298	267
Match Group, Inc. 4.625% 2028[1]		308	280
Mav Acquisition Corp. 5.75% 2028[1]		520	446
Midas OpCo Holdings, LLC 5.625% 2029[1]		3,060	2,467
Netflix, Inc. 4.875% 2028		310	292
News Corp. 3.875% 2029[1]		1,620	1,403
News Corp. 5.125% 2032[1]		1,760	1,562
Nexstar Broadcasting, Inc. 4.75% 2028[1]		2,270	1,951
Nexstar Escrow Corp. 5.625% 2027[1]		789	722
Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 2029[1]		49	44
Qwest Capital Funding, Inc. 6.875% 2028		860	767
Scripps Escrow II, Inc. 3.875% 2029[1]		750	630
Sinclair Television Group, Inc. 5.125% 2027[1]		195	165
Sinclair Television Group, Inc. 4.125% 2030[1]		1,170	930
Sirius XM Radio, Inc. 3.125% 2026[1]		1,600	1,432
Sirius XM Radio, Inc. 4.00% 2028[1]		2,385	2,072
Sirius XM Radio, Inc. 4.125% 2030[1]		445	373
Sirius XM Radio, Inc. 3.875% 2031[1]		2,590	2,067
Sprint Corp. 7.625% 2026		950	1,003
Sprint Corp. 6.875% 2028		6,606	6,966
Sprint Corp. 8.75% 2032		4,601	5,552
Summer (BC) BidCo B, LLC 5.50% 2026[1]		365	327
TEGNA, Inc. 4.625% 2028		478	448
TEGNA, Inc. 5.00% 2029		686	651
T-Mobile US, Inc. 2.625% 2026		1,000	909
T-Mobile US, Inc. 3.375% 2029		1,550	1,361
T-Mobile US, Inc. 2.875% 2031		460	383
Twitter, Inc. 5.00% 2030[1]		1,240	1,178
Univision Communications, Inc. 5.125% 2025[1]		3,195	3,013
Univision Communications, Inc. 6.625% 2027[1]		3,050	2,910
Univision Communications, Inc. 4.50% 2029[1]		4,500	3,781
Univision Communications, Inc. 7.375% 2030[1]		500	489
Univision Communications, Inc., Term Loan, (3-month USD CME Term + 4.50%) 6.25% 2029[2,3]		150	144
UPC Broadband Finco BV 4.875% 2031[1]		650	532
Virgin Media O2 4.25% 2031[1]		1,975	1,593
Virgin Media Secured Finance PLC 4.50% 2030[1]		990	816
VMED O2 UK Financing I PLC 4.75% 2031[1]		200	162
VZ Secured Financing BV 5.00% 2032[1]		1,860	1,548
Warner Music Group 3.75% 2029[1]		1,350	1,130
Warner Music Group 3.875% 2030[1]		780	650
Ziggo Bond Co. BV 5.125% 2030[1]		419	329
Ziggo Bond Finance BV 4.875% 2030[1]		1,550	1,318
ZipRecruiter, Inc. 5.00% 2030[1]		530	446
			102,048

208	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 9.80%
AdaptHealth, LLC 5.125% 2030[1]	USD	875	$739
Avantor Funding, Inc. 4.625% 2028[1]		2,040	1,875
Avantor Funding, Inc. 3.875% 2029[1]		500	438
Bausch Health Americas, Inc. 9.25% 2026[1]		1,334	957
Bausch Health Americas, Inc. 8.50% 2027[1]		252	177
Bausch Health Companies, Inc. 5.75% 2027[1]		735	610
Bausch Health Companies, Inc. 6.125% 2027[1]		880	750
Bausch Health Companies, Inc. 4.875% 2028[1]		1,940	1,522
Bausch Health Companies, Inc. 5.00% 2028[1]		1,297	694
Bausch Health Companies, Inc. 7.00% 2028[1]		553	317
Bausch Health Companies, Inc. 5.00% 2029[1]		765	400
Bausch Health Companies, Inc. 5.25% 2030[1]		752	391
Bausch Health Companies, Inc. 5.25% 2031[1]		2,955	1,521
Catalent Pharma Solutions, Inc. 3.125% 2029[1]		285	234
Catalent Pharma Solutions, Inc. 3.50% 2030[1]		720	588
Centene Corp. 4.25% 2027		389	364
Centene Corp. 2.45% 2028		3,240	2,711
Centene Corp. 4.625% 2029		4,305	4,027
Centene Corp. 3.00% 2030		2,530	2,103
Centene Corp. 3.375% 2030		642	546
Centene Corp. 2.50% 2031		1,485	1,183
Centene Corp. 2.625% 2031		430	343
Charles River Laboratories International, Inc. 4.25% 2028[1]		561	505
Charles River Laboratories International, Inc. 3.75% 2029[1]		680	591
Charles River Laboratories International, Inc. 4.00% 2031[1]		650	555
Community Health Systems, Inc. 5.625% 2027[1]		1,550	1,316
Community Health Systems, Inc. 6.00% 2029[1]		653	542
Community Health Systems, Inc. 6.875% 2029[1]		240	156
Community Health Systems, Inc. 5.25% 2030[1]		1,305	994
DaVita, Inc. 4.625% 2030[1]		800	626
Encompass Health Corp. 4.50% 2028		496	426
Encompass Health Corp. 4.75% 2030		285	239
Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 2027[1]		311	65
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[1]		2,613	209
Endo International PLC 5.875% 2024[1]		520	398
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]		660	500
Grifols Escrow Issuer SA 4.75% 2028[1]		630	547
HCA, Inc. 5.875% 2026		321	323
HCA, Inc. 5.625% 2028		1,300	1,281
HCA, Inc. 5.875% 2029		255	256
HCA, Inc. 3.50% 2030		1,255	1,071
HCA, Inc. 5.50% 2047		33	30
HCA, Inc. 5.25% 2049		475	410
HCA, Inc. 4.625% 2052[1]		233	187
HCA, Inc. 7.50% 2095		250	256
HealthEquity, Inc. 4.50% 2029[1]		730	640
IMS Health Holdings, Inc. 5.00% 2026[1]		823	786
Jazz Securities DAC 4.375% 2029[1]		1,476	1,316
Mallinckrodt PLC 10.00% 2025[1]		1,144	1,104
Minerva Merger Sub, Inc. 6.50% 2030[1]		640	534
Molina Healthcare, Inc. 4.375% 2028[1]		1,135	1,016
Molina Healthcare, Inc. 3.875% 2030[1]		2,309	1,977
Molina Healthcare, Inc. 3.875% 2032[1]		2,115	1,778
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]		220	188
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]		1,705	1,406
Option Care Health, Inc. 4.375% 2029[1]		290	249
Organon Finance 1, LLC 4.125% 2028[1]		535	475
Organon Finance 1, LLC 5.125% 2031[1]		240	208
Owens & Minor, Inc. 4.375% 2024		1,185	1,160
Owens & Minor, Inc. 4.50% 2029[1]		990	810
Owens & Minor, Inc. 6.625% 2030[1]		1,075	983

American Funds Insurance Series	209

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Par Pharmaceutical, Inc. 7.50% 2027[1]	USD	4,505	$3,438
Radiology Partners, Inc. 9.25% 2028[1]		1,503	1,131
RP Escrow Issuer, LLC 5.25% 2025[1]		1,015	879
Select Medical Holdings Corp. 6.25% 2026[1]		554	518
Surgery Center Holdings 10.00% 2027[1]		416	404
Syneos Health, Inc. 3.625% 2029[1]		530	449
Team Health Holdings, Inc. 6.375% 2025[1]		704	493
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 6.775% 2027[2,3]		277	235
Tenet Healthcare Corp. 4.625% 2024		130	125
Tenet Healthcare Corp. 4.875% 2026[1]		5,130	4,737
Tenet Healthcare Corp. 5.125% 2027[1]		710	640
Tenet Healthcare Corp. 6.25% 2027[1]		500	461
Tenet Healthcare Corp. 4.625% 2028[1]		890	776
Tenet Healthcare Corp. 6.125% 2028[1]		640	550
Tenet Healthcare Corp. 4.25% 2029[1]		990	837
Tenet Healthcare Corp. 4.375% 2030[1]		1,450	1,230
Tenet Healthcare Corp. 6.125% 2030[1]		610	565
Tenet Healthcare Corp. 6.875% 2031		100	89
Teva Pharmaceutical Finance Co. BV 6.00% 2024		3,379	3,337
Teva Pharmaceutical Finance Co. BV 7.125% 2025		2,209	2,159
Teva Pharmaceutical Finance Co. BV 3.15% 2026		2,514	2,070
Teva Pharmaceutical Finance Co. BV 4.75% 2027		570	488
Teva Pharmaceutical Finance Co. BV 6.75% 2028		2,238	2,090
Teva Pharmaceutical Finance Co. BV 5.125% 2029		6,555	5,417
Teva Pharmaceutical Finance Co. BV 4.10% 2046		212	133
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]		1,971	1,462
			83,316

Materials 9.47%
Alcoa Nederland Holding BV 5.50% 2027[1]		510	484
Alcoa Nederland Holding BV 4.125% 2029[1]		430	385
Allegheny Technologies, Inc. 5.875% 2027		200	177
Allegheny Technologies, Inc. 4.875% 2029		1,975	1,578
Allegheny Technologies, Inc. 5.125% 2031		880	675
ArcelorMittal 7.00% 2039		488	493
ArcelorMittal 6.75% 2041		755	748
Arconic Corp. 6.00% 2025[1]		360	352
Arconic Rolled Products Corp. 6.125% 2028[1]		200	187
Ardagh Group SA 6.50% Cash 2027[1,5]		422	314
Ardagh Metal Packaging Finance USA, LLC 6.00% 2027[1]		750	744
Ardagh Metal Packaging Finance USA, LLC 3.25% 2028[1]		500	427
Ardagh Metal Packaging Finance USA, LLC 4.00% 2029[1]		650	524
Ardagh Packaging Finance 4.125% 2026[1]		900	764
Axalta Coating Systems, LLC 4.75% 2027[1]		460	414
Ball Corp. 2.875% 2030		160	129
Ball Corp. 3.125% 2031		810	655
BWAY Parent Co., Inc. 5.50% 2024[1]		1,329	1,272
Can-Pack SA / Canpack US, LLC 3.875% 2029[1]		1,960	1,532
Cleveland-Cliffs, Inc. 6.75% 2026[1]		362	360
Cleveland-Cliffs, Inc. 5.875% 2027		2,880	2,691
Cleveland-Cliffs, Inc. 7.00% 2027		297	295
Cleveland-Cliffs, Inc. 4.625% 2029[1]		1,655	1,463
Cleveland-Cliffs, Inc. 4.875% 2031[1]		1,990	1,759
Consolidated Energy Finance SA 6.50% 2026[1]		600	554
Consolidated Energy Finance SA 5.625% 2028[1]		735	592
Constellium SE 3.75% 2029[1]		350	278
Crown Holdings, Inc. 5.25% 2030[1]		240	225
CVR Partners LP 6.125% 2028[1]		1,125	1,007
Diamond (BC) BV 4.625% 2029[1]		205	164

210	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Element Solutions, Inc. 3.875% 2028[1]	USD	620	$513
First Quantum Minerals, Ltd. 7.50% 2025[1]		3,893	3,688
First Quantum Minerals, Ltd. 6.875% 2026[1]		2,726	2,516
First Quantum Minerals, Ltd. 6.875% 2027[1]		5,910	5,294
FMG Resources 4.375% 2031[1]		585	479
Freeport-McMoRan, Inc. 4.25% 2030		437	398
Freeport-McMoRan, Inc. 5.45% 2043		411	381
FXI Holdings, Inc. 7.875% 2024[1]		4,740	4,121
FXI Holdings, Inc. 12.25% 2026[1]		5,685	5,070
GPC Merger Sub, Inc. 7.125% 2028[1]		534	429
Graphic Packaging International, LLC 3.75% 2030[1]		600	509
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[2,3]		455	409
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]		133	137
Kaiser Aluminum Corp. 4.625% 2028[1]		478	399
Labl, Inc. 5.875% 2028[1]		500	405
Labl, Inc. 8.25% 2029[1]		1,300	984
LSB Industries, Inc. 6.25% 2028[1]		1,510	1,335
Mercer International, Inc. 5.125% 2029		400	342
Methanex Corp. 5.125% 2027		3,740	3,307
Methanex Corp. 5.25% 2029		520	440
Methanex Corp. 5.65% 2044		465	329
Mineral Resources, Ltd. 8.00% 2027[1]		1,310	1,279
Mineral Resources, Ltd. 8.50% 2030[1]		1,720	1,697
Neon Holdings, Inc. 10.125% 2026[1]		840	801
Nova Chemicals Corp. 4.875% 2024[1]		675	643
Nova Chemicals Corp. 5.00% 2025[1]		295	270
Nova Chemicals Corp. 5.25% 2027[1]		2,036	1,752
Nova Chemicals Corp. 4.25% 2029[1]		2,330	1,825
Novelis Corp. 3.25% 2026[1]		745	631
Novelis Corp. 4.75% 2030[1]		1,013	844
Novelis Corp. 3.875% 2031[1]		1,417	1,094
Olin Corp. 5.625% 2029		200	179
Olin Corp. 5.00% 2030		180	156
Olympus Water US Holding Corp. 6.25% 2029[1]		265	185
Owens-Illinois, Inc. 5.875% 2023[1]		420	416
Owens-Illinois, Inc. 6.375% 2025[1]		265	253
Rayonier A.M. Products, Inc. 7.625% 2026[1]		85	74
SCIH Salt Holdings, Inc. 4.875% 2028[1]		2,435	2,029
SCIH Salt Holdings, Inc. 6.625% 2029[1]		1,225	970
SCIL IV, LLC 5.375% 2026[1]		500	401
Scotts Miracle-Gro Co. 4.50% 2029		639	525
Scotts Miracle-Gro Co. 4.375% 2032		455	347
Sealed Air Corp. 4.00% 2027[1]		316	286
Sealed Air Corp. 5.00% 2029[1]		440	412
Silgan Holdings, Inc. 4.125% 2028		377	339
Summit Materials, Inc. 6.50% 2027[1]		360	348
Summit Materials, Inc. 5.25% 2029[1]		955	835
Trivium Packaging BV 5.50% 2026[1]		330	313
Trivium Packaging BV 8.50% 2027[1]		403	378
Tronox, Ltd. 4.625% 2029[1]		730	589
Unifrax Escrow Issuer Corp. 5.25% 2028[1]		234	187
Valvoline, Inc. 4.25% 2030[1]		353	295
Valvoline, Inc. 3.625% 2031[1]		620	497
Venator Materials Corp. 5.75% 2025[1]		3,501	2,808
Venator Materials Corp. 9.50% 2025[1]		1,155	1,161
W. R. Grace Holdings, LLC 4.875% 2027[1]		655	571
W. R. Grace Holdings, LLC 5.625% 2029[1]		440	325
Warrior Met Coal, Inc. 7.875% 2028[1]		2,170	2,071
			80,513

American Funds Insurance Series	211

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 8.65%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[1]	USD	990	$913
ADT Security Corp. 4.125% 2029[1]		735	599
Allison Transmission Holdings, Inc. 3.75% 2031[1]		1,235	992
Atkore, Inc. 4.25% 2031[1]		385	320
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 7.416% 2029[2,3]		2,180	2,098
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]		275	230
Avis Budget Car Rental, LLC 5.75% 2027[1]		885	788
Avis Budget Group, Inc. 5.375% 2029[1]		900	750
Avolon Holdings Funding, Ltd. 5.25% 2024[1]		660	649
Avolon Holdings Funding, Ltd. 2.528% 2027[1]		2,098	1,712
BlueLinx Holdings, Inc. 6.00% 2029[1]		500	391
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]		132	131
Bombardier, Inc. 7.50% 2024[1]		474	446
Bombardier, Inc. 7.50% 2025[1]		1,242	1,126
Bombardier, Inc. 7.125% 2026[1]		3,425	2,835
Bombardier, Inc. 7.875% 2027[1]		5,493	4,587
Bombardier, Inc. 6.00% 2028[1]		2,475	1,859
Bombardier, Inc. 7.45% 2034[1]		450	340
Builders FirstSource, Inc. 4.25% 2032[1]		1,230	939
BWX Technologies, Inc. 4.125% 2028[1]		740	660
BWX Technologies, Inc. 4.125% 2029[1]		1,005	884
Clarivate Science Holdings Corp. 3.875% 2028[1]		1,595	1,337
Clarivate Science Holdings Corp. 4.875% 2029[1]		1,265	1,042
Clean Harbors, Inc. 4.875% 2027[1]		766	702
CoreLogic, Inc. 4.50% 2028[1]		4,279	3,302
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[2,3]		660	485
Covanta Holding Corp. 5.00% 2030		1,340	1,097
Covert Mergeco, Inc. 4.875% 2029[1]		1,295	1,055
Dun & Bradstreet Corp. 5.00% 2029[1]		1,585	1,371
Garda World Security Corp. 6.00% 2029[1]		150	115
GFL Environmental, Inc. 3.50% 2028[1]		1,390	1,194
Global Infrastructure Solutions, Inc. 5.625% 2029[1]		500	391
Gol Finance SA 8.00% 2026		200	133
Harsco Corp. 5.75% 2027[1]		700	561
Herc Holdings, Inc. 5.50% 2027[1]		200	183
Howmet Aerospace, Inc. 5.95% 2037		150	142
Icahn Enterprises Finance Corp. 4.75% 2024		1,080	1,011
JELD-WEN Holding, Inc. 4.875% 2027[1]		543	424
Labl Escrow Issuer, LLC 6.75% 2026[1]		450	406
Labl Escrow Issuer, LLC 10.50% 2027[1]		1,170	1,019
LSC Communications, Inc. 8.75% 2023[1,4,7,8]		8,933	87
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]		301	3
Masonite International Corp. 3.50% 2030[1]		530	423
MasTec, Inc. 4.50% 2028[1]		460	414
Maxar Technologies, Inc. 7.75% 2027[1]		345	342
Meritor, Inc. 4.50% 2028[1]		210	202
Mueller Water Products, Inc. 4.00% 2029[1]		275	240
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[1]		250	233
Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[1]		1,100	1,012
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[1]		511	460
Park River Holdings, Inc. 5.625% 2029[1]		775	484
PGT Innovations, Inc. 4.375% 2029[1]		1,125	889
Pitney Bowes, Inc. 6.875% 2027[1]		600	477
PM General Purchaser, LLC 9.50% 2028[1]		2,198	1,779
Prime Security Services Borrower, LLC 3.375% 2027[1]		475	393
Prime Security Services Borrower, LLC 6.25% 2028[1]		627	526
R.R. Donnelley & Sons Co. 6.125% 2026[1]		375	351
Roller Bearing Company of America, Inc. 4.375% 2029[1]		170	145
Sensata Technologies, Inc. 3.75% 2031[1]		500	402
SkyMiles IP, Ltd. 4.75% 2028[1]		1,715	1,621

212	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
SRS Distribution, Inc. 4.625% 2028[1]	USD	480	$421
Stericycle, Inc. 5.375% 2024[1]		1,135	1,098
Stericycle, Inc. 3.875% 2029[1]		1,360	1,114
The Brink’s Co. 4.625% 2027[1]		719	640
Titan International, Inc. 7.00% 2028		750	706
TransDigm, Inc. 6.25% 2026[1]		1,638	1,584
TransDigm, Inc. 6.375% 2026		240	225
TransDigm, Inc. 6.875% 2026		460	430
TransDigm, Inc. 5.50% 2027		855	728
TransDigm, Inc. 4.625% 2029		155	125
TransDigm, Inc. 4.875% 2029		450	367
Triumph Group, Inc. 6.25% 2024[1]		4,172	3,727
Triumph Group, Inc. 8.875% 2024[1]		536	541
Triumph Group, Inc. 7.75% 2025[1]		1,140	879
Uber Technologies, Inc. 8.00% 2026[1]		498	497
United Airlines Holdings, Inc. 6.50% 2027[1]		3,795	3,741
United Airlines, Inc. 4.375% 2026[1]		480	425
United Airlines, Inc. 4.625% 2029[1]		660	562
United Rentals, Inc. 4.875% 2028		680	644
United Rentals, Inc. 3.875% 2031		525	444
United Rentals, Inc. 3.75% 2032		450	370
Vertical Holdco GMBH 7.625% 2028[1]		835	751
Vertical U.S. Newco, Inc. 5.25% 2027[1]		2,055	1,836
WESCO Distribution, Inc. 7.125% 2025[1]		675	675
WESCO Distribution, Inc. 7.25% 2028[1]		735	729
Western Global Airlines, LLC 10.375% 2025[1]		475	458
XPO Logistics, Inc. 6.25% 2025[1]		136	135
			73,554

Financials 7.21%
Advisor Group Holdings, LLC 6.25% 2028[1]		2,191	1,915
AG Merger Sub II, Inc. 10.75% 2027[1]		3,800	3,763
Alliant Holdings Intermediate, LLC 6.75% 2027[1]		1,741	1,549
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]		890	771
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]		1,560	1,297
AmWINS Group, Inc. 4.875% 2029[1]		1,260	1,033
Aretec Escrow Issuer, Inc. 7.50% 2029[1]		2,375	2,028
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[2,3]		1,245	1,153
AssuredPartners, Inc. 8.00% 2027[1]		437	410
AssuredPartners, Inc. 5.625% 2029[1]		365	293
BroadStreet Partners, Inc. 5.875% 2029[1]		575	451
Castlelake Aviation Finance DAC 5.00% 2027[1]		1,840	1,531
Coinbase Global, Inc. 3.375% 2028[1]		1,875	1,186
Coinbase Global, Inc. 3.625% 2031[1]		1,545	872
Compass Diversified Holdings 5.25% 2029[1]		4,005	3,313
Compass Diversified Holdings 5.00% 2032[1]		1,330	1,031
Credit Acceptance Corp. 5.125% 2024[1]		325	307
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,7,8]		947	838
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7,8]		1,263	1,074
FS Energy and Power Fund 7.50% 2023[1]		2,784	2,795
Hightower Holding, LLC 6.75% 2029[1]		905	682
HUB International, Ltd. 7.00% 2026[1]		2,310	2,177
HUB International, Ltd. 5.625% 2029[1]		240	199
Icahn Enterprises Finance Corp. 5.25% 2027		277	246
Icahn Enterprises Finance Corp. 4.375% 2029		675	547
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]		725	587
Ladder Capital Corp. 4.25% 2027[1]		1,429	1,156
LPL Holdings, Inc. 4.625% 2027[1]		1,592	1,489
LPL Holdings, Inc. 4.00% 2029[1]		1,370	1,174

American Funds Insurance Series	213

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
LPL Holdings, Inc. 4.375% 2031[1]	USD	1,135	$972
MGIC Investment Corp. 5.25% 2028		525	471
MidCap Financial Issuer Trust 6.50% 2028[1]		750	647
MSCI, Inc. 4.00% 2029[1]		900	800
MSCI, Inc. 3.625% 2030[1]		66	55
MSCI, Inc. 3.625% 2031[1]		1,325	1,093
MSCI, Inc. 3.875% 2031[1]		1,450	1,244
MSCI, Inc. 3.25% 2033[1]		945	755
National Financial Partners Corp. 6.875% 2028[1]		739	612
Navient Corp. 5.50% 2023		1,429	1,419
Navient Corp. 5.875% 2024		1,450	1,335
Navient Corp. 6.125% 2024		1,147	1,090
Navient Corp. 6.75% 2025		550	497
Navient Corp. 6.75% 2026		400	355
Navient Corp. 5.00% 2027		2,883	2,375
Navient Corp. 4.875% 2028		320	251
Navient Corp. 5.50% 2029		2,280	1,761
Navient Corp. 5.625% 2033		1,778	1,237
Onemain Finance Corp. 3.875% 2028		206	158
OneMain Holdings, Inc. 7.125% 2026		1,335	1,237
Owl Rock Capital Corp. 3.75% 2025		600	556
Owl Rock Capital Corp. 3.40% 2026		290	255
Owl Rock Capital Corp. II 4.625% 2024[1]		450	428
Owl Rock Capital Corp. III 3.125% 2027[1]		600	513
Owl Rock Core Income Corp. 4.70% 2027[1]		800	730
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]		1,893	1,816
Quicken Loans, LLC 3.625% 2029[1]		455	359
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]		520	431
Ryan Specialty Group, LLC 4.375% 2030[1]		725	632
Springleaf Finance Corp. 6.125% 2024		367	351
Springleaf Finance Corp. 6.625% 2028		340	304
Springleaf Finance Corp. 5.375% 2029		183	149
Starwood Property Trust, Inc. 4.375% 2027[1]		570	496
			61,251

Information technology 4.88%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[2,3]		3,674	3,181
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[2,3]		822	797
Avaya, Inc. 6.125% 2028[1]		490	321
Black Knight, Inc. 3.625% 2028[1]		410	356
BMC Software, Inc. 7.125% 2025[1]		180	173
BMC Software, Inc. 9.125% 2026[1]		240	225
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]		1,220	1,136
Booz Allen Hamilton, Inc. 3.875% 2028[1]		1,765	1,565
Booz Allen Hamilton, Inc. 4.00% 2029[1]		880	769
CA Magnum Holdings 5.375% 2026[1]		220	191
CDK Global, Inc. 7.25% 2029[1]		1,550	1,494
Ciena Corp. 4.00% 2030[1]		440	380
CommScope Finance, LLC 6.00% 2026[1]		430	397
CommScope Finance, LLC 8.25% 2027[1]		310	246
CommScope Technologies, LLC 6.00% 2025[1]		380	329
CommScope Technologies, LLC 5.00% 2027[1]		220	163
Condor Merger Sub, Inc. 7.375% 2030[1]		850	693
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[2,3]		1,631	1,384
Diebold Nixdorf, Inc. 9.375% 2025[1]		7,304	5,116
Diebold, Inc. 8.50% 2024		1,301	678
Elastic NV 4.125% 2029[1]		350	293
Entegris Escrow Corp. 4.75% 2029[1]		790	737
Fair Isaac Corp. 4.00% 2028[1]		1,695	1,505
Gartner, Inc. 4.50% 2028[1]		2,098	1,930

214	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Gartner, Inc. 3.75% 2030[1]	USD	450	$384
GoDaddy Operating Co. 5.25% 2027[1]		390	358
GoDaddy Operating Co. 3.50% 2029[1]		210	177
Imola Merger Corp. 4.75% 2029[1]		300	252
MicroStrategy, Inc. 6.125% 2028[1]		385	307
MoneyGram International, Inc. 5.375% 2026[1]		1,575	1,502
NCR Corp. 5.00% 2028[1]		315	268
NCR Corp. 5.125% 2029[1]		3,409	2,890
NCR Corp. 5.25% 2030[1]		116	100
Rocket Software, Inc. 6.50% 2029[1]		785	569
Sabre GLBL, Inc. 7.375% 2025[1]		48	45
Sabre Holdings Corp. 9.25% 2025[1]		338	326
Square, Inc. 2.75% 2026[1]		2,125	1,891
Square, Inc. 3.50% 2031[1]		1,675	1,338
Synaptics, Inc. 4.00% 2029[1]		375	305
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[2,3]		468	441
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[2,3]		2,545	2,364
Unisys Corp. 6.875% 2027[1]		1,795	1,570
VeriSign, Inc. 5.25% 2025		132	133
Veritas Holdings, Ltd. 7.50% 2025[1]		1,481	1,114
Viavi Solutions, Inc. 3.75% 2029[1]		230	193
Xerox Corp. 5.00% 2025[1]		570	531
Xerox Corp. 5.50% 2028[1]		435	364
			41,481

Consumer staples 3.89%
Albertsons Companies, Inc. 4.625% 2027[1]		1,060	949
Albertsons Companies, Inc. 5.875% 2028[1]		190	178
Albertsons Companies, Inc. 3.50% 2029[1]		2,628	2,135
Albertsons Companies, Inc. 4.875% 2030[1]		335	288
B&G Foods, Inc. 5.25% 2025		612	565
B&G Foods, Inc. 5.25% 2027		1,428	1,237
Central Garden & Pet Co. 4.125% 2030		1,060	871
Central Garden & Pet Co. 4.125% 2031[1]		1,005	808
Coty, Inc. 5.00% 2026[1]		700	643
Coty, Inc. 6.50% 2026[1]		320	296
Coty, Inc. 4.75% 2029[1]		875	753
Darling Ingredients, Inc. 5.25% 2027[1]		689	668
Darling Ingredients, Inc. 6.00% 2030[1]		950	948
Edgewell Personal Care Co. 5.50% 2028[1]		275	251
Energizer Holdings, Inc. 4.375% 2029[1]		545	419
Ingles Markets, Inc. 4.00% 2031[1]		345	299
Kraft Heinz Company 3.875% 2027		375	363
Kraft Heinz Company 4.375% 2046		646	539
Kraft Heinz Company 5.50% 2050		440	423
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]		1,816	1,555
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]		2,890	2,171
Lamb Weston Holdings, Inc. 4.875% 2028[1]		260	245
Lamb Weston Holdings, Inc. 4.125% 2030[1]		2,500	2,171
Lamb Weston Holdings, Inc. 4.375% 2032[1]		810	706
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 6.00% 2026[2,3]		788	732
Performance Food Group, Inc. 5.50% 2027[1]		570	529
Performance Food Group, Inc. 4.25% 2029[1]		483	404
Pilgrim’s Pride Corp. 5.875% 2027[1]		720	691
Post Holdings, Inc. 5.625% 2028[1]		1,449	1,379
Post Holdings, Inc. 5.50% 2029[1]		811	727
Post Holdings, Inc. 4.625% 2030[1]		3,355	2,837
Post Holdings, Inc. 4.50% 2031[1]		1,350	1,108
Prestige Brands International, Inc. 5.125% 2028[1]		103	96

American Funds Insurance Series	215

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Prestige Brands International, Inc. 3.75% 2031[1]	USD	1,275	$1,059
Simmons Foods, Inc. 4.625% 2029[1]		993	841
TreeHouse Foods, Inc. 4.00% 2028		1,415	1,155
United Natural Foods, Inc. 6.75% 2028[1]		1,700	1,591
US Foods, Inc. 4.625% 2030[1]		460	388
			33,018

Utilities 3.26%
AmeriGas Partners LP 5.875% 2026		275	257
AmeriGas Partners LP 5.75% 2027		392	359
Calpine Corp. 4.50% 2028[1]		150	136
Calpine Corp. 5.125% 2028[1]		518	457
Calpine Corp. 3.75% 2031[1]		500	408
DPL, Inc. 4.125% 2025		765	708
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]		1,155	1,119
FirstEnergy Corp. 2.25% 2030		980	778
FirstEnergy Corp. 2.65% 2030		624	516
FirstEnergy Corp. 7.375% 2031		337	379
FirstEnergy Corp. 3.40% 2050		470	320
FirstEnergy Corp., Series C, 5.35% 2047[6]		475	402
FirstEnergy Transmission, LLC 2.866% 2028[1]		325	275
FirstEnergy Transmission, LLC 4.55% 2049[1]		100	81
NextEra Energy Partners LP 4.25% 2024[1]		122	117
NGL Energy Partners LP 7.50% 2026		650	487
NRG Energy, Inc. 3.625% 2031[1]		1,130	888
Pacific Gas and Electric Co. 4.55% 2030		623	554
Pacific Gas and Electric Co. 3.95% 2047		500	347
Pacific Gas and Electric Co. 3.50% 2050		400	268
PG&E Corp. 5.00% 2028		3,205	2,713
PG&E Corp. 5.25% 2030		3,040	2,507
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 4.688% 2025[2,3]		250	236
Talen Energy Corp. 10.50% 2026[1]		2,987	1,941
Talen Energy Corp. 7.25% 2027[1,4]		4,699	4,634
Talen Energy Corp. 6.625% 2028[1]		130	126
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[2,3]		3,085	3,058
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[2,3,4]		500	480
Talen Energy Supply, LLC 7.625% 2028[1,4]		489	480
Targa Resources Partners LP 4.00% 2032		550	472
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]		1,190	1,044
Vistra Operations Co., LLC 3.55% 2024[1]		231	223
Vistra Operations Co., LLC 5.625% 2027[1]		970	914
			27,684

Real estate 2.98%
Brookfield Property REIT, Inc. 5.75% 2026[1]		2,284	2,091
Diversified Healthcare Trust 4.375% 2031		560	382
Forestar Group, Inc. 3.85% 2026[1]		465	383
Forestar Group, Inc. 5.00% 2028[1]		92	75
Howard Hughes Corp. 5.375% 2028[1]		1,447	1,215
Howard Hughes Corp. 4.125% 2029[1]		2,043	1,579
Howard Hughes Corp. 4.375% 2031[1]		2,218	1,645
Iron Mountain, Inc. 4.875% 2027[1]		1,616	1,465
Iron Mountain, Inc. 5.00% 2028[1]		367	326
Iron Mountain, Inc. 5.25% 2028[1]		1,214	1,092
Iron Mountain, Inc. 5.25% 2030[1]		2,680	2,335
Iron Mountain, Inc. 4.50% 2031[1]		950	779
Kennedy-Wilson Holdings, Inc. 4.75% 2029		2,505	2,033
Kennedy-Wilson Holdings, Inc. 4.75% 2030		2,315	1,815

216	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Kennedy-Wilson Holdings, Inc. 5.00% 2031	USD	2,265	$1,759
Ladder Capital Corp. 5.25% 2025[1]		740	671
Ladder Capital Corp. 4.75% 2029[1]		100	77
Medical Properties Trust, Inc. 5.00% 2027		638	585
Medical Properties Trust, Inc. 3.50% 2031		239	189
Park Intermediate Holdings, LLC 4.875% 2029[1]		820	705
Realogy Corp. 5.75% 2029[1]		2,028	1,541
Realogy Corp. 5.25% 2030[1]		922	685
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]		535	455
RLJ Lodging Trust, LP 4.00% 2029[1]		800	659
WeWork Companies, LLC 5.00% 2025[1]		1,170	757
			25,298

Total corporate bonds, notes & loans			767,210

Mortgage-backed obligations 0.07%
Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,7,8]		712	631

Asset-backed obligations 0.02%
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,9]		248	129

Total bonds, notes & other debt instruments (cost: $894,827,000)			767,970

Convertible bonds & notes 0.06%
Communication services 0.05%
DISH DBS Corp., convertible notes, 3.375% 2026		635	430

Energy 0.01%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,5,7,8]		79	79

Total convertible bonds & notes (cost: $719,000)			509

Convertible stocks 0.09%		Shares
Financials 0.05%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]		411	473

Utilities 0.04%
PG&E Corp., convertible preferred units, 5.50% 2023		3,350	320

Total convertible stocks (cost: $677,000)			793

Common stocks 4.61%
Health care 2.42%
Rotech Healthcare, Inc.[7,8,10,11]		201,793	20,582

Energy 1.43%
Chesapeake Energy Corp.		51,857	4,206
Oasis Petroleum, Inc.		21,768	2,648
Ascent Resources - Utica, LLC, Class A7,8,10,11		6,297,894	1,700
Denbury, Inc.[10]		22,380	1,343
Weatherford International[10]		40,159	850
California Resources Corp.		17,202	662

American Funds Insurance Series	217

American High-Income Trust (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Diamond Offshore Drilling, Inc.[10]	82,188	$484
Diamond Offshore Drilling, Inc.[1,10]	28,784	170
McDermott International, Ltd.[7,8,10]	107,875	62
Mesquite Energy, Inc.[7,8,10]	3,558	21
Bighorn Permian Resources, LLC[7,8,10]	2,894	15
Constellation Oil Services Holding SA, Class B-1[7,8,10]	3,449,949	—	[12]
		12,161

Consumer discretionary 0.34%
NMG Parent, LLC[10]	9,965	1,794
MYT Holding Co., Class B7,8,10	608,846	1,065
		2,859

Financials 0.32%
Jonah Energy Parent, LLC[7,8]	38,716	2,485
Navient Corp.	20,000	280
		2,765

Information technology 0.05%
MoneyGram International, Inc.[10]	41,400	414

Communication services 0.05%
Intelsat SA7,8,10	8,164	220
iHeartMedia, Inc., Class A10	22,639	179
		399

Total common stocks (cost: $15,065,000)		39,180

Preferred securities 0.31%
Consumer discretionary 0.27%
MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[10]	2,095,904	2,295

Industrials 0.04%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,8,10]	1,022	326

Total preferred securities (cost: $2,933,000)		2,621

Rights & warrants 0.19%
Consumer discretionary 0.15%
NMG Parent, LLC, warrants, expire 2027[7,10]	27,111	1,293

Energy 0.04%
Chesapeake Energy Corp., Class B, warrants, expire 2026[10]	2,867	162
Chesapeake Energy Corp., Class A, warrants, expire 2026[10]	1,440	96
Chesapeake Energy Corp., Class C, warrants, expire 2026[10]	1,102	58
		316

Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A7,8,10	855	4
Intelsat Jackson Holdings SA (CVR), Series B7,8,10	855	3
		7

Total rights & warrants (cost: $699,000)		1,616

218	American Funds Insurance Series

American High-Income Trust (continued)

Short-term securities 2.60%	Shares	Value (000)
Money market investments 2.60%
Capital Group Central Cash Fund 1.38%[13,14]	220,640	$22,060

Total short-term securities (cost: $22,062,000)		22,060
Total investment securities 98.22% (cost: $936,982,000)		834,749
Other assets less liabilities 1.78%		15,127

Net assets 100.00%		$849,876

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	21	September 2022	USD (2,357)	$18
10 Year U.S. Treasury Note Futures	Short	17	September 2022	(2,015)	27
30 Year Ultra U.S. Treasury Bond Futures	Short	6	September 2022	(926)	28
					$73

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD 14,167	$427	$6	$421

Investments in affiliates14

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 2.60%
Money market investments 2.60%
Capital Group Central Cash Fund 1.38%[13]	$17,238	$130,229	$125,397	$(4)	$(6)	$22,060	$68

Private placement securities11

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$4,331	$20,582	2.42%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,700	.20
Total		$4,633	$22,282	2.62%

American Funds Insurance Series	219

American High-Income Trust (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $566,024,000, which represented 66.60% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,280,000, which represented 2.97% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,316,000, which represented 3.80% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Security did not produce income during the last 12 months.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[12]	Amount less than one thousand.
[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

220	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 94.57%	Principal amount (000)			Value (000)
Mortgage-backed obligations 74.15%
Federal agency mortgage-backed obligations 70.07%
Fannie Mae Pool #695412 5.00% 2033[1]	USD	—	[2]	$—	[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]		2		2
Fannie Mae Pool #256583 5.00% 2036[1]		33		33
Fannie Mae Pool #AC0794 5.00% 2039[1]		5		5
Fannie Mae Pool #931768 5.00% 2039[1]		1		2
Fannie Mae Pool #932606 5.00% 2040[1]		3		3
Fannie Mae Pool #MA4501 2.00% 2041[1]		386		345
Fannie Mae Pool #MA4387 2.00% 2041[1]		20		18
Fannie Mae Pool #AJ1873 4.00% 2041[1]		7		7
Fannie Mae Pool #AE1248 5.00% 2041[1]		9		9
Fannie Mae Pool #AE1274 5.00% 2041[1]		7		7
Fannie Mae Pool #AE1277 5.00% 2041[1]		5		5
Fannie Mae Pool #AE1283 5.00% 2041[1]		2		3
Fannie Mae Pool #MA4540 2.00% 2042[1]		552		493
Fannie Mae Pool #MA4570 2.00% 2042[1]		125		111
Fannie Mae Pool #AE1290 5.00% 2042[1]		5		6
Fannie Mae Pool #AT0300 3.50% 2043[1]		2		2
Fannie Mae Pool #AT3954 3.50% 2043[1]		2		2
Fannie Mae Pool #AY1829 3.50% 2044[1]		2		2
Fannie Mae Pool #BJ5015 4.00% 2047[1]		42		42
Fannie Mae Pool #BH3122 4.00% 2047[1]		1		1
Fannie Mae Pool #BK6840 4.00% 2048[1]		28		28
Fannie Mae Pool #BK5232 4.00% 2048[1]		21		21
Fannie Mae Pool #BK9743 4.00% 2048[1]		8		8
Fannie Mae Pool #BK9761 4.50% 2048[1]		5		5
Fannie Mae Pool #CA5496 3.00% 2050[1,3]		1,287		1,212
Fannie Mae Pool #FM9492 2.50% 2051[1]		484		438
Fannie Mae Pool #FM9804 2.50% 2051[1]		262		238
Fannie Mae Pool #FM9694 2.50% 2051[1]		241		219
Fannie Mae Pool #FM7687 3.00% 2051[1]		295		277
Fannie Mae Pool #CB0041 3.00% 2051[1]		220		208
Fannie Mae Pool #FM9976 3.00% 2051[1]		105		99
Fannie Mae Pool #CB2544 3.00% 2052[1]		294		275
Fannie Mae Pool #BF0379 3.50% 2059[1]		156		152
Fannie Mae Pool #BF0497 3.00% 2060[1]		56		53
Fannie Mae Pool #BF0481 3.50% 2060[1]		188		183
Freddie Mac Pool #A18781 5.00% 2034[1,3]		655		689
Freddie Mac Pool #RB5138 2.00% 2041[1]		106		95
Freddie Mac Pool #RB5148 2.00% 2042[1]		617		547
Freddie Mac Pool #RB5145 2.00% 2042[1]		98		87
Freddie Mac Pool #Q15874 4.00% 2043[1]		1		1
Freddie Mac Pool #760014 2.797% 2045[1,4]		383		381
Freddie Mac Pool #760012 3.113% 2045[1,4]		40		40
Freddie Mac Pool #760013 3.202% 2045[1,4]		25		25
Freddie Mac Pool #760015 2.557% 2047[1,4]		70		69
Freddie Mac Pool #Q52069 3.50% 2047[1]		32		31
Freddie Mac Pool #Q47615 3.50% 2047[1]		19		18
Freddie Mac Pool #Q56599 4.00% 2048[1]		32		32
Freddie Mac Pool #Q55971 4.00% 2048[1]		22		22
Freddie Mac Pool #Q56175 4.00% 2048[1]		19		19
Freddie Mac Pool #Q55970 4.00% 2048[1]		11		11
Freddie Mac Pool #Q58411 4.50% 2048[1]		58		60
Freddie Mac Pool #Q58436 4.50% 2048[1]		31		32
Freddie Mac Pool #Q58378 4.50% 2048[1]		21		21
Freddie Mac Pool #RA1339 3.00% 2049[1,3]		1,580		1,482
Freddie Mac Pool #QA2748 3.50% 2049[1]		21		21
Freddie Mac Pool #SD7550 3.00% 2052[1]		425		401
Freddie Mac Pool #SD0873 3.50% 2052[1,3]		1,280		1,249
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[1]		131		120
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[1]		275		246
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[1]		100		90

American Funds Insurance Series	221

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	USD	224	$219
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]		166	162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]		143	139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]		105	101
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]		117	111
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]		102	99
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]		160	158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]		32	31
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]		19	19
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]		331	328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]		15	15
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]		494	488
Government National Mortgage Assn. 2.00% 2052[1,5]		175	155
Government National Mortgage Assn. 2.50% 2052[1,5]		407	373
Government National Mortgage Assn. 3.00% 2052[1,5]		3,033	2,860
Government National Mortgage Assn. 3.50% 2052[1,5]		378	366
Government National Mortgage Assn. 4.00% 2052[1,5]		183	182
Government National Mortgage Assn. 4.00% 2052[1,5]		156	156
Government National Mortgage Assn. 4.50% 2052[1,5]		3,527	3,566
Government National Mortgage Assn. 5.00% 2052[1,5]		8,570	8,751
Government National Mortgage Assn. 5.00% 2052[1,5]		425	436
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]		713	728
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]		551	550
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]		535	534
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]		56	54
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]		92	101
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]		84	82
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]		12	12
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]		172	178
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]		84	87
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]		201	190
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]		135	131
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]		92	91
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]		60	59
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]		1,123	1,135
Government National Mortgage Assn. Pool #AO0409 4.62% 2065[1]		150	150
Government National Mortgage Assn. Pool #AO0461 4.632% 2065[1]		76	77
Government National Mortgage Assn. Pool #AN1825 4.633% 2065[1]		254	255
Government National Mortgage Assn. Pool #AO0385 4.494% 2066[1]		571	574
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]		1	1
Uniform Mortgage-Backed Security 2.00% 2052[1,5]		2,322	2,013
Uniform Mortgage-Backed Security 2.50% 2052[1,5]		2,106	1,892
Uniform Mortgage-Backed Security 3.50% 2052[1,5]		4,633	4,451
Uniform Mortgage-Backed Security 4.00% 2052[1,5]		12,411	12,201
Uniform Mortgage-Backed Security 4.50% 2052[1,5]		5,220	5,230

222	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 2052[1,5]	USD	245	$245
Uniform Mortgage-Backed Security 5.00% 2052[1,5]		4,635	4,719
Uniform Mortgage-Backed Security 5.00% 2052[1,5]		440	447
			65,205

Collateralized mortgage-backed obligations (privately originated) 2.37%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]		101	100
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,4,6]		106	104
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]		357	351
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,4,6]		196	190
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,4,6]		91	83
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]		171	161
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,4,6]		107	98
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[1,4,6]		217	189
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[1,4,6]		27	27
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[1,4,6]		210	207
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[1,4,6]		175	170
Mill City Mortgage Trust, Series 15-1, Class M2, 3.631% 2056[1,4,6]		60	60
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[1,4,6]		141	121
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,4,6]		128	123
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[1,4,6]		100	99
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[1,4,6]		45	45
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]		61	61
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.224% 2057[1,4,6]		13	13
			2,202

Commercial mortgage-backed securities 1.71%
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[1,4,6]		100	98
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,4,6]		100	99
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[1,4,6]		100	97
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[1,4,6]		606	571
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[1,4,6]		475	458
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[1,4,6]		273	266
			1,589

Total mortgage-backed obligations			68,996

U.S. Treasury bonds & notes 15.26%
U.S. Treasury inflation-protected securities 9.74%
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]		693	705
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]		643	654
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]		345	351
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]		638	645
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]		104	105
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]		244	248
U.S. Treasury Inflation-Protected Security 0.625% 2024[3,7]		4,262	4,332
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]		123	123
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]		63	63

American Funds Insurance Series	223

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	USD	1,166	$1,106
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]		414	376
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]		373	357
			9,065

U.S. Treasury 5.52%
U.S. Treasury 0.875% 2024		70	68
U.S. Treasury 1.125% 2028		1,102	991
U.S. Treasury 1.25% 2028		415	373
U.S. Treasury 1.50% 2028		150	136
U.S. Treasury 1.25% 2031		443	381
U.S. Treasury 1.875% 2032		10	9
U.S. Treasury 2.875% 2032		550	544
U.S. Treasury 1.875% 2041[3]		775	606
U.S. Treasury 2.375% 2042		750	633
U.S. Treasury 3.25% 2042		250	243
U.S. Treasury 1.625% 2050		620	434
U.S. Treasury 1.875% 2051		965	721
			5,139

Total U.S. Treasury bonds & notes			14,204

Asset-backed obligations 4.34%
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[1,4,6]		250	246
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]		65	61
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]		70	66
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]		290	263
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]		426	377
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[1,6]		93	92
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]		16	16
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,6]		100	98
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]		86	81
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]		129	118
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]		235	216
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,6]		215	189
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]		216	200
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]		784	728
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[1,4,6]		593	579
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]		530	463
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[1,4,6]		250	247
			4,040

Bonds & notes of governments & government agencies outside the U.S. 0.55%
CPPIB Capital, Inc. 0.875% 2026[6]		320	290
Ontario Teachers’ Finance Trust 0.875% 2026[6]		250	225
			515

Federal agency bonds & notes 0.27%
Fannie Mae 0.875% 2030		300	248

Total bonds, notes & other debt instruments (cost: $90,234,000)			88,003

224	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities 54.13%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes 23.46%
Fannie Mae 8/31/2022	1.200%	USD	4,000	$3,990
Federal Farm Credit Banks 8/18/2022	1.140		945	943
Federal Home Loan Bank 7/6/2022	1.360		4,000	3,999
Federal Home Loan Bank 7/13/2022	0.930		11,000	10,996
Federal Home Loan Bank 8/12/2022	1.650		900	899
Tennessee Valley Authority 7/6/2022	1.370		1,000	1,000
				21,827

Commercial paper 21.77%
Apple, Inc. 8/1/2022[6]	1.000		1,500	1,498
Atlantic Asset Securitization, LLC 7/1/2022[6]	1.560		500	500
BofA Securities, Inc. 8/29/2022[6]	2.000		800	797
BofA Securities, Inc. 9/6/2022[6]	1.543		1,200	1,195
Chariot Funding, LLC 8/10/2022[6]	1.650		1,000	998
CHARTA, LLC 9/8/2022[6]	1.600		2,000	1,992
Coca-Cola Co. 8/9/2022[6]	1.000		1,600	1,597
Eli Lilly and Co. 7/1/2022[6]	0.900		2,000	2,000
Henkel of America, Inc. 7/19/2022[6]	0.850		2,000	1,998
Honeywell International, Inc. 10/17/2022[6]	2.050		2,000	1,987
Linde, Inc. 7/6/2022	1.590		2,000	2,000
Paccar Financial Corp. 7/1/2022	0.950		200	200
Procter & Gamble Co. 7/11/2022[6]	0.780		2,000	1,999
Wal-Mart Stores, Inc. 7/25/2022[6]	1.543		1,000	999
Wal-Mart Stores, Inc. 8/8/2022[6]	1.650		500	499
				20,259

U.S. Treasury bills 8.90%
U.S. Treasury 8/16/2022	1.350		550	549
U.S. Treasury 8/18/2022	1.010		5,750	5,739
U.S. Treasury 8/23/2022	1.430		2,000	1,996
				8,284

Total short-term securities (cost: $50,383,000)				50,370
Total investment securities 148.70% (cost: $140,617,000)				138,373
Other assets less liabilities (48.70)%				(45,320)

Net assets 100.00%				$93,053

American Funds Insurance Series	225

American Funds Mortgage Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	42	September 2022	USD	17,105	$6
3 Month SOFR Futures	Short	12	June 2023		(2,899)	3
2 Year U.S. Treasury Note Futures	Short	28	September 2022		(5,880)	(12)
5 Year U.S. Treasury Note Futures	Long	77	September 2022		8,643	(27)
10 Year Ultra U.S. Treasury Note Futures	Long	60	September 2022		7,643	(73)
10 Year U.S. Treasury Note Futures	Long	12	September 2022		1,422	(17)
20 Year U.S. Treasury Bond Futures	Long	12	September 2022		1,664	31
30 Year Ultra U.S. Treasury Bond Futures	Long	1	September 2022		154	(5)
						$(94)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront	Unrealized
Receive		Pay			Notional		Value at	premium	appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	USD	1,800	$675	$5	$670

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $673,000, which represented .72% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,405,000, which represented 28.38% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

226	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2022	unaudited

Short-term securities 98.17%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 69.40%
ANZ New Zealand (International), Ltd. 8/15/2022[1]	1.400%	USD	3,700	$3,691
Bank of Montreal 7/19/2022[1]	1.600		10,500	10,491
BofA Securities, Inc. 8/22/2022[1]	1.850		10,000	9,971
British Columbia (Province of) 7/20/2022	1.050		4,800	4,796
British Columbia (Province of) 8/22/2022	1.346		1,900	1,895
British Columbia (Province of) 8/25/2022	1.340		4,000	3,989
Caisse d’Amortissement de la Dette Sociale 7/13/2022	1.130		2,445	2,444
Caisse d’Amortissement de la Dette Sociale 8/30/2022	1.938		7,000	6,976
Chariot Funding, LLC 7/26/2022[1]	1.148		7,500	7,491
CRC Funding, LLC 9/12/2022[1]	1.570		10,300	10,255
DBS Bank, Ltd. 9/1/2022[1]	1.570		5,000	4,982
DBS Bank, Ltd. 9/22/2022[1]	2.220		4,000	3,979
DNB Bank ASA 7/8/2022[1]	1.165		4,000	3,999
EssilorLuxottica 9/22/2022[1]	2.200		4,100	4,081
Gotham Funding Corp. 7/15/2022[1]	1.080		8,300	8,294
Gotham Funding Corp. 8/30/2022[1]	1.520		3,000	2,990
Hydro-Québec 7/25/2022[1]	1.550		10,500	10,489
ING (U.S.) Funding, LLC 7/26/2022	1.120		7,000	6,992
KfW 8/23/2022[1]	1.950		9,200	9,174
Komatsu Finance America, Inc. 7/21/2022[1]	1.600		3,600	3,597
Liberty Street Funding, LLC 7/28/2022[1]	1.200		3,000	2,996
Liberty Street Funding, LLC 9/22/2022[1]	2.200		5,000	4,974
LMA-Americas, LLC 7/19/2022[1]	1.180		3,700	3,697
Longship Funding, LLC 7/6/2022[1]	1.180		6,000	5,998
Longship Funding, LLC 7/13/2022[1]	1.310		5,000	4,997
LVMH Moët Hennessy Louis Vuitton, Inc. 8/25/2022[1]	1.900		2,100	2,094
LVMH Moët Hennessy Louis Vuitton, Inc. 9/20/2022[1]	2.000		5,600	5,574
Mizuho Bank, Ltd. 7/18/2022[1]	0.995		10,000	9,992
Nederlandse Waterschapsbank NV 7/28/2022[1]	1.208		10,000	9,986
Nestlé Finance International, Ltd. 7/11/2022[1]	1.200		7,000	6,997
Nestlé Finance International, Ltd. 8/31/2022[1]	1.383		4,100	4,089
Novartis Finance Corp. 7/22/2022[1]	1.590		8,000	7,992
Oesterreich Kontrollbank 7/18/2022	1.600		5,800	5,795
Oesterreich Kontrollbank 8/29/2022	1.909		5,000	4,984
Old Line Funding, LLC 7/6/2022[1]	0.870		10,000	9,997
Siemens Capital Co., LLC 7/1/2022[1]	1.560		5,000	5,000
Siemens Capital Co., LLC 7/11/2022[1]	0.810		4,900	4,898
Sumitomo Mitsui Banking Corp. 7/27/2022[1]	1.600		5,000	4,994
Sumitomo Mitsui Trust Bank, Ltd. 8/5/2022[1]	1.750		8,000	7,986
Sumitomo Mitsui Trust Bank, Ltd. 8/26/2022[1]	1.475		2,800	2,791
Swedish Export Credit Corp. 8/8/2022	1.250		10,000	9,982
TotalEnergies Capital Canada, Ltd. 7/1/2022[1]	1.640		11,000	11,000
Toyota Industries Commercial Finance, Inc. 7/26/2022[1]	1.120		7,900	7,891
Toyota Industries Commercial Finance, Inc. 9/6/2022[1]	1.500		3,000	2,989
Toyota Motor Credit Corp. 7/18/2022	1.240		5,000	4,996
United Overseas Bank, Ltd. 7/12/2022[1]	1.120		10,000	9,995
Wal-Mart Stores, Inc. 8/1/2022[1]	1.630		11,000	10,984
				294,244

Federal agency bills & notes 17.61%
Federal Home Loan Bank 7/13/2022	0.861		21,600	21,592
Federal Home Loan Bank 7/15/2022	0.930		3,300	3,299
Federal Home Loan Bank 7/27/2022	0.990		8,000	7,993
Federal Home Loan Bank 7/29/2022	1.030		5,000	4,996
Federal Home Loan Bank 8/3/2022	1.050		5,000	4,995
Federal Home Loan Bank 8/17/2022	1.660		15,000	14,974
Federal Home Loan Bank 8/24/2022	1.630		1,900	1,896

American Funds Insurance Series	227

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 9/2/2022	1.190%	USD	5,000	$4,987
Federal Home Loan Bank 9/28/2022	1.870		5,000	4,979
Federal Home Loan Bank 10/13/2022	1.907		5,000	4,974
				74,685

U.S. Treasury bills 11.16%
U.S. Treasury 7/19/2022	0.678		10,000	9,995
U.S. Treasury 7/21/2022	0.800		10,000	9,994
U.S. Treasury 8/2/2022	1.013		3,200	3,197
U.S. Treasury 8/9/2022	0.942		10,000	9,987
U.S. Treasury 9/8/2022	1.375		4,200	4,188
U.S. Treasury 10/18/2022	1.936		10,000	9,940
				47,301

Total short-term securities (cost: $416,305,000)				416,230
Total investment securities 98.17% (cost: $416,305,000)				416,230
Other assets less liabilities 1.83%				7,777

Net assets 100.00%				$424,007

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,395,000, which represented 56.93% of the net assets of the fund.

Refer to the notes to financial statements.

228	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 91.14%	Principal amount (000)			Value (000)
Mortgage-backed obligations 46.39%
Federal agency mortgage-backed obligations 46.39%
Fannie Mae Pool #695412 5.00% 2033[1]	USD	1		$1
Fannie Mae Pool #AD3566 5.00% 2035[1]		6		7
Fannie Mae Pool #MA2746 4.00% 2036[1]		1,483		1,509
Fannie Mae Pool #MA2588 4.00% 2036[1]		740		753
Fannie Mae Pool #256860 6.50% 2037[1]		12		13
Fannie Mae Pool #888698 7.00% 2037[1]		17		18
Fannie Mae Pool #256828 7.00% 2037[1]		3		3
Fannie Mae Pool #970343 6.00% 2038[1]		14		15
Fannie Mae Pool #AC0794 5.00% 2039[1]		20		21
Fannie Mae Pool #931768 5.00% 2039[1]		6		6
Fannie Mae Pool #932606 5.00% 2040[1]		11		12
Fannie Mae Pool #MA4501 2.00% 2041[1]		3,084		2,758
Fannie Mae Pool #AJ1873 4.00% 2041[1]		27		27
Fannie Mae Pool #AI1862 5.00% 2041[1]		404		424
Fannie Mae Pool #AI3510 5.00% 2041[1]		232		242
Fannie Mae Pool #AJ0704 5.00% 2041[1]		187		196
Fannie Mae Pool #AJ5391 5.00% 2041[1]		137		144
Fannie Mae Pool #AE1248 5.00% 2041[1]		36		38
Fannie Mae Pool #AE1277 5.00% 2041[1]		18		19
Fannie Mae Pool #AE1283 5.00% 2041[1]		10		10
Fannie Mae Pool #MA4540 2.00% 2042[1]		1,422		1,271
Fannie Mae Pool #MA4570 2.00% 2042[1]		916		814
Fannie Mae Pool #AE1290 5.00% 2042[1]		22		23
Fannie Mae Pool #AT7161 3.50% 2043[1]		46		45
Fannie Mae Pool #AT3954 3.50% 2043[1]		8		8
Fannie Mae Pool #AT0300 3.50% 2043[1]		7		7
Fannie Mae Pool #AY1829 3.50% 2044[1]		8		8
Fannie Mae Pool #BE5017 3.50% 2045[1]		64		63
Fannie Mae Pool #BE8740 3.50% 2047[1]		62		61
Fannie Mae Pool #BE8742 3.50% 2047[1]		17		17
Fannie Mae Pool #BH2846 3.50% 2047[1]		8		8
Fannie Mae Pool #BH2848 3.50% 2047[1]		7		7
Fannie Mae Pool #BH2847 3.50% 2047[1]		5		5
Fannie Mae Pool #BJ5015 4.00% 2047[1]		169		169
Fannie Mae Pool #BH3122 4.00% 2047[1]		5		5
Fannie Mae Pool #BM3788 3.50% 2048[1]		3,442		3,367
Fannie Mae Pool #BJ4901 3.50% 2048[1]		45		44
Fannie Mae Pool #BK6840 4.00% 2048[1]		111		111
Fannie Mae Pool #BK5232 4.00% 2048[1]		85		85
Fannie Mae Pool #BK9743 4.00% 2048[1]		32		32
Fannie Mae Pool #BK9761 4.50% 2048[1]		20		21
Fannie Mae Pool #CA4151 3.50% 2049[1]		620		607
Fannie Mae Pool #FM1062 3.50% 2049[1]		467		456
Fannie Mae Pool #FM1443 3.50% 2049[1]		345		336
Fannie Mae Pool #BJ8411 3.50% 2049[1]		122		119
Fannie Mae Pool #FM2179 3.00% 2050[1]		3,996		3,754
Fannie Mae Pool #FM7687 3.00% 2051[1]		6,092		5,730
Fannie Mae Pool #FM9976 3.00% 2051[1]		889		841
Fannie Mae Pool #CB2544 3.00% 2052[1]		2,473		2,317
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[1,2]		—	[3]	—	[3]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[1,2]		—	[3]	—	[3]
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 2023[1,2]		284		283
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,2]		509		509
Freddie Mac Pool #1H1354 2.362% 2036[1,2]		55		57
Freddie Mac Pool #C03518 5.00% 2040[1]		298		315
Freddie Mac Pool #RB5138 2.00% 2041[1]		828		740
Freddie Mac Pool #G06459 5.00% 2041[1]		735		775
Freddie Mac Pool #RB5148 2.00% 2042[1]		1,884		1,671
Freddie Mac Pool #RB5145 2.00% 2042[1]		800		715
Freddie Mac Pool #Q19133 3.50% 2043[1]		34		33
Freddie Mac Pool #Q17696 3.50% 2043[1]		32		31

American Funds Insurance Series	229

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q23190 4.00% 2043[1]	USD	159	$161
Freddie Mac Pool #Q15874 4.00% 2043[1]		3	3
Freddie Mac Pool #Q28558 3.50% 2044[1]		217	214
Freddie Mac Pool #760014 2.797% 2045[1,2]		306	305
Freddie Mac Pool #Q52069 3.50% 2047[1]		87	86
Freddie Mac Pool #Q47615 3.50% 2047[1]		50	49
Freddie Mac Pool #Q54701 3.50% 2048[1]		58	57
Freddie Mac Pool #Q54709 3.50% 2048[1]		58	56
Freddie Mac Pool #Q54700 3.50% 2048[1]		47	46
Freddie Mac Pool #Q54781 3.50% 2048[1]		39	38
Freddie Mac Pool #Q54782 3.50% 2048[1]		38	38
Freddie Mac Pool #Q56590 3.50% 2048[1]		32	31
Freddie Mac Pool #Q54699 3.50% 2048[1]		25	25
Freddie Mac Pool #Q54831 3.50% 2048[1]		18	17
Freddie Mac Pool #Q56589 3.50% 2048[1]		18	17
Freddie Mac Pool #Q54698 3.50% 2048[1]		16	15
Freddie Mac Pool #G67711 4.00% 2048[1]		1,522	1,529
Freddie Mac Pool #Q56599 4.00% 2048[1]		126	127
Freddie Mac Pool #Q55971 4.00% 2048[1]		87	87
Freddie Mac Pool #Q56175 4.00% 2048[1]		75	75
Freddie Mac Pool #Q58411 4.50% 2048[1]		233	238
Freddie Mac Pool #Q58436 4.50% 2048[1]		123	126
Freddie Mac Pool #Q58378 4.50% 2048[1]		83	85
Freddie Mac Pool #ZT0522 4.50% 2048[1]		23	23
Freddie Mac Pool #RA1463 3.50% 2049[1]		426	417
Freddie Mac Pool #RA1580 3.50% 2049[1]		220	215
Freddie Mac Pool #QA0284 3.50% 2049[1]		214	208
Freddie Mac Pool #QA2748 3.50% 2049[1]		57	56
Freddie Mac Pool #SD0726 2.50% 2051[1]		15,079	13,686
Freddie Mac Pool #8D0226 2.522% 2052[1,2]		519	488
Freddie Mac Pool #SD7550 3.00% 2052[1]		3,573	3,370
Freddie Mac Pool #SD7553 3.00% 2052[1]		932	877
Freddie Mac Pool #SD0873 3.50% 2052[1]		14,959	14,603
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.275% 2023[1,2]		2	2
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]		27	27
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]		304	303
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]		191	191
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]		2,561	2,562
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]		1,363	1,356
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]		4,858	4,735
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]		4,805	4,694
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]		4,419	4,315
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]		851	809
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]		344	331
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]		955	904
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]		1,398	1,352
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]		4,371	4,262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]		554	549
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[1]		279	277
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]		2,308	2,284

230	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	USD	801	$780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]		763	744
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]		640	633
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]		418	408
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]		1,947	1,897
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]		19,892	19,728
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]		4,599	4,561
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]		5,264	5,060
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]		1,514	1,421
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[1]		435	379
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]		4,909	4,850
Government National Mortgage Assn. 2.00% 2052[1,4]		1,395	1,239
Government National Mortgage Assn. 2.50% 2052[1,4]		4,866	4,454
Government National Mortgage Assn. 3.00% 2052[1,4]		44,265	41,744
Government National Mortgage Assn. 3.50% 2052[1,4]		19,527	18,952
Government National Mortgage Assn. 4.00% 2052[1,4]		13,010	12,928
Government National Mortgage Assn. 4.00% 2052[1,4]		11,110	11,065
Government National Mortgage Assn. 4.50% 2052[1,4]		69,578	70,356
Government National Mortgage Assn. 5.00% 2052[1,4]		56,733	57,930
Government National Mortgage Assn. 5.00% 2052[1,4]		890	912
Government National Mortgage Assn. Pool #698668 5.50% 2038[1]		29	30
Government National Mortgage Assn. Pool #700778 5.50% 2038[1]		21	23
Government National Mortgage Assn. Pool #782365 6.00% 2038[1]		94	103
Government National Mortgage Assn. Pool #004269 6.50% 2038[1]		176	195
Government National Mortgage Assn. Pool #698406 5.00% 2039[1]		198	209
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]		93	101
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]		2,875	3,137
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]		604	623
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]		920	977
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[1]		20	20
Uniform Mortgage-Backed Security 2.00% 2037[1,4]		1,115	1,041
Uniform Mortgage-Backed Security 2.50% 2037[1,4]		2,245	2,144
Uniform Mortgage-Backed Security 2.00% 2052[1,4]		11,093	9,620
Uniform Mortgage-Backed Security 3.00% 2052[1,4]		13,270	12,349
Uniform Mortgage-Backed Security 3.00% 2052[1,4]		412	384
Uniform Mortgage-Backed Security 3.50% 2052[1,4]		53,357	51,268
Uniform Mortgage-Backed Security 4.00% 2052[1,4]		121,875	119,806
Uniform Mortgage-Backed Security 4.00% 2052[1,4]		16,422	16,171
Uniform Mortgage-Backed Security 4.50% 2052[1,4]		115,583	115,805
Uniform Mortgage-Backed Security 4.50% 2052[1,4]		19,267	19,268
Uniform Mortgage-Backed Security 5.00% 2052[1,4]		45,150	45,969
Uniform Mortgage-Backed Security 5.00% 2052[1,4]		4,105	4,171
			761,452

U.S. Treasury bonds & notes 37.21%
U.S. Treasury inflation-protected securities 28.33%
U.S. Treasury Inflation-Protected Security 0.125% 2022[5]		4,860	4,879
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]		21,316	21,692
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]		5,367	5,464
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]		30,184	30,714

American Funds Insurance Series	231

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	USD	74,820	$75,584
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]		33,377	33,594
U.S. Treasury Inflation-Protected Security 0.50% 2024[5]		22,236	22,556
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]		73,278	74,492
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]		8,169	8,174
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]		7,572	7,567
U.S. Treasury Inflation-Protected Security 0.375% 2025[5]		56,073	56,629
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]		37,054	36,697
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]		5,578	5,525
U.S. Treasury Inflation-Protected Security 0.625% 2026[5]		3,278	3,316
U.S. Treasury Inflation-Protected Security 0.125% 2027[5]		31,880	31,371
U.S. Treasury Inflation-Protected Security 0.125% 2030[5]		7,074	6,732
U.S. Treasury Inflation-Protected Security 0.125% 2031[5]		9,448	8,965
U.S. Treasury Inflation-Protected Security 0.125% 2031[5]		879	834
U.S. Treasury Inflation-Protected Security 0.125% 2032[5]		9,616	9,100
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]		409	474
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]		9,198	8,364
U.S. Treasury Inflation-Protected Security 0.625% 2043[5]		4,388	3,860
U.S. Treasury Inflation-Protected Security 1.00% 2049[5]		2,757	2,637
U.S. Treasury Inflation-Protected Security 0.25% 2050[5]		327	256
U.S. Treasury Inflation-Protected Security 0.125% 2051[5]		5,851	4,471
U.S. Treasury Inflation-Protected Security 0.125% 2052[5]		1,459	1,125
			465,072

U.S. Treasury 8.88%
U.S. Treasury 2.75% 2025		43,809	43,479
U.S. Treasury 1.875% 2032		13,702	12,399
U.S. Treasury 1.125% 2040		7,000	4,857
U.S. Treasury 1.75% 2041		2,555	1,936
U.S. Treasury 2.25% 2041		900	748
U.S. Treasury 2.50% 2046		5,400	4,564
U.S. Treasury 2.50% 2046		3,900	3,296
U.S. Treasury 2.875% 2046		2,700	2,455
U.S. Treasury 2.25% 2049		1,635	1,336
U.S. Treasury 2.375% 2049		4,125	3,471
U.S. Treasury 2.875% 2049		6,300	5,849
U.S. Treasury 1.25% 2050[6]		29,960	18,978
U.S. Treasury 1.625% 2050[6]		26,165	18,323
U.S. Treasury 1.875% 2051		15,220	11,373
U.S. Treasury 1.875% 2051		3,164	2,364
U.S. Treasury 2.00% 2051[6]		5,546	4,268
U.S. Treasury 2.25% 2052[6]		6,946	5,691
U.S. Treasury 2.875% 2052		350	329
			145,716

Total U.S. Treasury bonds & notes			610,788

Federal agency bonds & notes 7.54%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 2026		350	344
Fannie Mae 0.625% 2025[6]		10,000	9,347
Fannie Mae 0.75% 2027		2,900	2,571
Fannie Mae 0.875% 2030		8,600	7,123
Fannie Mae 7.125% 2030		2,000	2,522
Federal Home Loan Bank 3.25% 2028		6,500	6,524
Federal Home Loan Bank 5.50% 2036		300	362
Private Export Funding Corp. 3.55% 2024		3,190	3,219
Private Export Funding Corp. 1.40% 2028		3,000	2,680
Tennessee Valley Authority 1.875% 2022		14,017	14,015
Tennessee Valley Authority 0.75% 2025		3,700	3,459

232	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority 2.875% 2027	USD	5,000	$4,947
Tennessee Valley Authority 4.65% 2035		1,780	1,913
Tennessee Valley Authority 5.88% 2036		875	1,057
Tennessee Valley Authority, Series A, 4.625% 2060		250	272
TVA Southaven 3.846% 2033		945	904
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023		1,250	1,289
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025		14,779	14,672
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026		2,110	2,301
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022		6,000	6,003
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023		1,500	1,499
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024		2,250	2,242
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025		2,640	2,614
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026		2,625	2,595
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027		11,482	11,323
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028		3,856	3,771
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029		2,650	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030		2,482	2,513
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031		2,475	2,514
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032		2,377	2,417
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033		2,059	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034		651	664
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032		768	782
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032		628	645
			123,778

Total bonds, notes & other debt instruments (cost: $1,551,123,000)			1,496,018

Short-term securities 43.70%	Weighted average yield at acquisition
Commercial paper 20.73%
Amazon.com, Inc. 7/12/2022[7]	0.800%	15,000	14,992
Apple, Inc. 8/1/2022[7]	1.000	15,000	14,979
Apple, Inc. 8/8/2022[7]	1.600	10,000	9,983
Atlantic Asset Securitization, LLC 7/1/2022[7]	1.560	15,200	15,199
BofA Securities, Inc. 8/22/2022[7]	1.900	5,000	4,986
BofA Securities, Inc. 8/29/2022[7]	2.000	5,000	4,983
BofA Securities, Inc. 9/6/2022[7]	1.989	25,600	25,498
BofA Securities, Inc. 9/7/2022[7]	1.512	7,700	7,669
CAFCO, LLC 10/4/2022[7]	2.290	13,000	12,919
Chariot Funding, LLC 8/10/2022[7]	1.650	7,000	6,985
CHARTA, LLC 9/6/2022[7]	1.560	10,000	9,961
CHARTA, LLC 9/8/2022[7]	1.600	8,000	7,968
Coca-Cola Co. 8/9/2022[7]	1.000	21,600	21,561
Eli Lilly and Co. 7/1/2022[7]	0.900	10,000	10,000
Eli Lilly and Co. 9/6/2022[7]	1.850	10,000	9,965
Henkel of America, Inc. 7/11/2022[7]	0.880	15,000	14,993
Henkel of America, Inc. 7/19/2022[7]	0.850	5,000	4,996
Henkel of America, Inc. 8/9/2022[7]	1.110	15,000	14,970
Honeywell International, Inc. 9/26/2022[7]	1.450	11,350	11,295
Johnson & Johnson 10/17/2022[7]	1.480	5,000	4,969
JPMorgan Securities LLC 7/18/2022	1.080	5,000	4,996
JPMorgan Securities LLC 8/2/2022	1.400	7,000	6,989
Linde, Inc. 7/6/2022	1.590	4,750	4,749
Paccar Financial Corp. 7/1/2022	0.950	5,000	5,000
Paccar Financial Corp. 7/15/2022	1.600	9,000	8,994
Paccar Financial Corp. 7/27/2022	1.600	5,000	4,994

American Funds Insurance Series	233

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Paccar Financial Corp. 7/28/2022	1.600%	USD	10,000	$9,987
PepsiCo, Inc. 7/25/2022[7]	0.720		20,000	19,978
Procter & Gamble Co. 7/11/2022[7]	0.770		8,000	7,996
Procter & Gamble Co. 7/21/2022[7]	0.900		10,500	10,490
Wal-Mart Stores, Inc. 7/18/2022[7]	1.020		5,000	4,996
Wal-Mart Stores, Inc. 7/25/2022[7]	1.298		12,800	12,786
Wal-Mart Stores, Inc. 8/8/2022[7]	1.650		4,500	4,492
Wal-Mart Stores, Inc. 8/9/2022[7]	1.650		5,000	4,991
				340,309

Federal agency bills & notes 15.05%
Federal Farm Credit Banks 7/20/2022	1.450		25,000	24,986
Federal Home Loan Bank 7/7/2022	0.830		30,000	29,995
Federal Home Loan Bank 7/13/2022	0.930		3,850	3,849
Federal Home Loan Bank 8/12/2022	1.650		5,100	5,092
Federal Home Loan Bank 8/15/2022	1.159		34,500	34,442
Federal Home Loan Bank 8/17/2022	1.150		15,000	14,974
Federal Home Loan Bank 8/18/2022	1.643		15,000	14,973
Federal Home Loan Bank 8/31/2022	1.190		50,000	49,872
Federal Home Loan Bank 9/21/2022	1.810		20,000	19,924
Federal Home Loan Bank 9/28/2022	1.840		10,000	9,958
Tennessee Valley Authority 7/6/2022	1.370		39,000	38,994
				247,059

U.S. Treasury bills 7.92%
U.S. Treasury 8/16/2022	1.350		58,450	58,351
U.S. Treasury 8/23/2022	1.429		71,700	71,545
				129,896

Total short-term securities (cost: $717,419,000)				717,264
Total investment securities 134.84% (cost: $2,268,542,000)				2,213,282
Other assets less liabilities (34.84)%				(571,857)

Net assets 100.00%				$1,641,425

234	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Short	36	August 2022	USD	(14,750)	$8
30 Day Federal Funds Futures	Long	1,197	September 2022		487,492	(175)
30 Day Federal Funds Futures	Short	24	February 2023		(9,666)	(7)
90 Day Eurodollar Futures	Long	471	December 2022		113,405	(3,235)
3 Month SOFR Futures	Short	22	March 2023		(5,317)	(2)
3 Month SOFR Futures	Short	225	June 2023		(54,354)	54
90 Day Eurodollar Futures	Long	2,043	September 2023		494,176	(12,139)
90 Day Eurodollar Futures	Short	1,261	December 2023		(305,493)	6,654
90 Day Eurodollar Futures	Short	1,272	December 2024		(308,985)	4,093
2 Year U.S. Treasury Note Futures	Short	2,083	September 2022		(437,462)	202
5 Year U.S. Treasury Note Futures	Long	2,568	September 2022		288,258	758
10 Year U.S. Treasury Note Futures	Long	826	September 2022		97,907	(329)
10 Year Ultra U.S. Treasury Note Futures	Long	693	September 2022		88,271	(1,209)
20 Year U.S. Treasury Bond Futures	Long	304	September 2022		42,142	(566)
30 Year Ultra U.S. Treasury Bond Futures	Long	42	September 2022		6,482	137
						$(5,756)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	USD	181,639	$81	$—	$81
U.S. EFFR	Annual	1.395%	Annual	7/27/2022		422,500	73	—	73
1.955%	Annual	U.S. EFFR	Annual	9/21/2022		320,100	(158)	—	(158)
SOFR	Annual	0.471%	Annual	10/26/2023		30,500	1,004	—	1,004
0.45801%	Annual	SOFR	Annual	10/26/2023		30,500	(1,009)	—	(1,009)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024		119,400	(5,441)	—	(5,441)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024		97,600	2,764	—	2,764
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		24,000	228	—	228
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		17,700	146	—	146
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		3,697	32	—	32
U.S. EFFR	Annual	0.126%	Annual	6/25/2025		20,100	1,568	—	1,568
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025		20,100	1,567	—	1,567
U.S. EFFR	Annual	0.106%	Annual	6/30/2025		22,492	1,810	—	1,810
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025		49,400	1,763	—	1,763
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		12,800	(68)	—	(68)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		16,000	(96)	—	(96)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		16,000	(97)	—	(97)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028		12,200	(67)	—	(67)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030		49,000	7,537	—	7,537
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030		31,000	(4,601)	—	(4,601)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030		15,500	2,417	—	2,417
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038		9,800	165	—	165
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038		7,800	118	—	118

American Funds Insurance Series	235

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date		amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	USD	15,800	$(5,026)	$—	$(5,026)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050		5,110	2,095	—	2,095
							$6,805	$—	$6,805

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,394,000, which represented 1.00% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $294,600,000, which represented 17.95% of the net assets of the fund.

Key to abbreviations

Assn. = Association

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

236	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2022	unaudited

Growth funds 84.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	5,168,832	$395,984

Total growth funds (cost: $517,640,000)		395,984

Fixed income funds 7.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	3,607,944	35,791

Total fixed income funds (cost: $37,817,000)		35,791

Short-term securities 4.04%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	19,039,653	19,040

Total short-term securities (cost: $19,040,000)		19,040

Options purchased 0.09%
Options purchased*		424

Total options purchased (cost: $410,000)		424
Total investment securities 95.80% (cost: $574,907,000)		451,239
Other assets less liabilities 4.20%		19,773

Net assets 100.00%		$471,012

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	25	USD	9,463	$2,375.00	12/16/2022	$53
S&P 500 Index	15		5,678	2,600.00	12/16/2022	47
S&P 500 Index	25		9,464	2,650.00	12/16/2022	83
S&P 500 Index	70		26,498	2,675.00	12/16/2022	241
						$424

American Funds Insurance Series	237

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	434	September 2022	USD	48,717	$(105)
Nikkei 225 Index Contracts	Short	3	September 2022		(583)	36
Japanese Yen Currency Contracts	Short	7	September 2022		(649)	9
FTSE 100 Index Contracts	Short	23	September 2022		(1,994)	1
British Pound Currency Contracts	Short	28	September 2022		(2,135)	50
Mini MSCI Emerging Market Index Contracts	Short	124	September 2022		(6,217)	23
Russell 2000 Mini Index Contracts	Short	93	September 2022		(7,942)	420
Euro Stoxx 50 Index Contracts	Short	255	September 2022		(9,195)	441
Euro Currency Contracts	Short	76	September 2022		(10,011)	209
S&P Mid 400 E-mini Index Contracts	Short	87	September 2022		(19,732)	1,211
S&P 500 E-mini Index Contracts	Short	1,299	September 2022		(246,128)	7,928
						$10,223

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.07%
American Funds Insurance Series – Growth Fund, Class 1	$504,914	$276,392	$173,037	$49,482	$(261,767)	$395,984	$619	$60,090
Fixed income funds 7.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	59,236	33,926	51,218	(6,387)	234	35,791	225	443
Total 91.67%				$43,095	$(261,533)	$431,775	$844	$60,533

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

238	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2022	unaudited

Growth funds 84.30%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	7,388,186	$112,079

Total growth funds (cost: $139,165,000)		112,079

Fixed income funds 9.50%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,272,621	12,624

Total fixed income funds (cost: $13,864,000)		12,624

Short-term securities 3.12%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	4,144,493	4,144

Total short-term securities (cost: $4,144,000)		4,144

Options purchased 0.44%
Options purchased*		591

Total options purchased (cost: $200,000)		591
Total investment securities 97.36% (cost: $157,373,000)		129,438
Other assets less liabilities 2.64%		3,512

Net assets 100.00%		$132,950

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
iShares MSCI EAFE ETF	2,050	USD	12,811	$45.00	12/16/2022	$505
iShares MSCI EAFE ETF	780		4,874	50.00	12/16/2022	75
iShares MSCI EAFE ETF	120		750	53.00	12/16/2022	11
						$591

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	57	September 2022	USD	6,398	$(48)
S&P 500 E-mini Index Contracts	Short	75	September 2022		(14,211)	479
Mini MSCI Emerging Market Index Contracts	Short	545	September 2022		(27,323)	187
MSCI EAFE Index Contracts	Short	381	September 2022		(35,368)	470
						$1,088

American Funds Insurance Series	239

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.30%
American Funds Insurance Series – International Fund, Class 1	$136,987	$65,776	$43,290	$4,856	$(52,250)	$112,079	$570	$16,110
Fixed income funds 9.50%
American Funds Insurance Series – The Bond Fund of America, Class 1	16,071	6,973	8,612	(1,234)	(574)	12,624	82	160
Total 93.80%				$3,622	$(52,824)	$124,703	$652	$16,270

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

240	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2022	unaudited

Growth-and-income funds 84.30%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	22,117,771	$271,164

Total growth-and-income funds (cost: $303,250,000)		271,164

Fixed income funds 9.49%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	2,829,677	30,532

Total fixed income funds (cost: $32,271,000)		30,532

Short-term securities 2.91%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	9,354,161	9,354

Total short-term securities (cost: $9,354,000)		9,354

Options purchased 0.26%
Options purchased*		842

Total options purchased (cost: $873,000)		842
Total investment securities 96.96% (cost: $345,748,000)		311,892
Other assets less liabilities 3.04%		9,777

Net assets 100.00%		$321,669

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	175	USD	66,244	$2,500.00	12/16/2022	$462
S&P 500 Index	15		5,678	2,650.00	12/16/2022	50
S&P 500 Index	45		17,034	2,675.00	12/16/2022	155
S&P 500 Index	45		17,035	2,725.00	12/16/2022	175
						$842

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	196	September 2022	USD	22,001	$(70)
Euro Stoxx 50 Index Contracts	Short	73	September 2022		(2,632)	117
Euro Currency Contracts	Short	22	September 2022		(2,898)	60
S&P Mid 400 E-mini Index Contracts	Short	13	September 2022		(2,949)	165
FTSE 100 Index Contracts	Short	44	September 2022		(3,814)	3
British Pound Currency Contracts	Short	53	September 2022		(4,041)	84
S&P 500 E-mini Index Contracts	Short	725	September 2022		(137,369)	3,489
						$3,848

American Funds Insurance Series	241

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.30%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$315,947	$152,592	$96,114	$34,867	$(136,128)	$271,164	$1,303	$61,850
Fixed income funds 9.49%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	37,066	18,005	21,805	(4,107)	1,373	30,532	156	—
Total 93.79%				$30,760	$(134,755)	$301,696	$1,459	$61,850

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

242	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2022	unaudited

Growth-and-income funds 79.27%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	35,443,702	$1,729,298

Total growth-and-income funds (cost: $1,797,473,000)		1,729,298

Fixed income funds 14.36%
American Funds Insurance Series – The Bond Fund of America, Class 1	31,586,778	313,341

Total fixed income funds (cost: $350,338,000)		313,341

Short-term securities 2.61%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	57,022,564	57,023

Total short-term securities (cost: $57,023,000)		57,023

Options purchased 0.53%
Options purchased*		11,543

Total options purchased (cost: $10,612,000)		11,543
Total investment securities 96.77% (cost: $2,215,446,000)		2,111,205
Other assets less liabilities 3.23%		70,515

Net assets 100.00%		$2,181,720

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	20	USD	7,571	$2,950.00	9/16/2022	$37
S&P 500 Index	640		242,264	2,975.00	9/16/2022	1,318
S&P 500 Index	170		64,351	3,000.00	9/16/2022	349
S&P 500 Index	14		5,299	3,025.00	9/16/2022	33
S&P 500 Index	100		37,854	2,650.00	12/16/2022	331
S&P 500 Index	500		189,269	2,675.00	12/16/2022	1,721
S&P 500 Index	440		166,557	2,725.00	12/16/2022	1,711
S&P 500 Index	325		123,025	2,800.00	12/16/2022	1,387
S&P 500 Index	100		37,854	2,825.00	12/16/2022	432
S&P 500 Index	200		75,708	2,850.00	12/16/2022	910
S&P 500 Index	450		170,342	2,875.00	12/16/2022	2,300
S&P 500 Index	200		75,708	2,900.00	12/16/2022	1,014
						$11,543

American Funds Insurance Series	243

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,458	September 2022	USD	163,661	$(524)
Russell 2000 Mini Index Contracts	Short	53	September 2022		(4,526)	222
Mini MSCI Emerging Market Index Contracts	Short	384	September 2022		(19,252)	(16)
FTSE 100 Index Contracts	Short	304	September 2022		(26,352)	54
Euro Stoxx 50 Index Contracts	Short	764	September 2022		(27,550)	1,147
British Pound Currency Contracts	Short	366	September 2022		(27,905)	528
Euro Currency Contracts	Short	228	September 2022		(30,034)	529
S&P Mid 400 E-mini Index Contracts	Short	289	September 2022		(65,545)	3,395
S&P 500 E-mini Index Contracts	Short	4,111	September 2022		(778,932)	21,404
						$26,739

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.27%
American Funds Insurance Series – Growth-Income Fund, Class 1	$2,125,192	$771,734	$582,441	$127,675	$(712,862)	$1,729,298	$5,619	$175,737
Fixed income funds 14.36%
American Funds Insurance Series – The Bond Fund of America, Class 1	398,789	125,918	166,983	(21,794)	(22,589)	313,341	1,982	3,897
Total 93.63%				$105,881	$(735,451)	$2,042,639	$7,601	$179,634

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

244	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2022	unaudited

Asset allocation funds 94.58%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	98,871,249	$2,167,258

Total asset allocation funds (cost: $2,302,803,000)		2,167,258

Short-term securities 3.03%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	69,465,936	69,466

Total short-term securities (cost: $69,466,000)		69,466

Options purchased 0.05%
Options purchased*		1,138

Total options purchased (cost: $2,257,000)		1,138
Total investment securities 97.66% (cost: $2,374,526,000)		2,237,862
Other assets less liabilities 2.34%		53,610

Net assets 100.00%		$2,291,472

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	530	USD	200,625	$2,950.00	9/16/2022	$975
S&P 500 Index	44		16,656	2,975.00	9/16/2022	91
S&P 500 Index	10		3,785	3,000.00	9/16/2022	21
S&P 500 Index	22		8,328	3,025.00	9/16/2022	51
						$1,138

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,133	September 2022	USD	127,179	$(371)
FTSE 100 Index Contracts	Short	90	September 2022		(7,802)	12
British Pound Currency Contracts	Short	108	September 2022		(8,234)	184
Russell 2000 Mini Index Contracts	Short	147	September 2022		(12,554)	569
Mini MSCI Emerging Market Index Contracts	Short	432	September 2022		(21,658)	65
Euro Stoxx 50 Index Contracts	Short	680	September 2022		(24,521)	1,065
Euro Currency Contracts	Short	204	September 2022		(26,872)	467
S&P Mid 400 E-mini Index Contracts	Short	318	September 2022		(72,122)	3,725
S&P 500 E-mini Index Contracts	Short	3,537	September 2022		(670,173)	17,854
						$23,570

American Funds Insurance Series	245

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.58%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,678,055	$699,143	$565,128	$66,785	$(711,597)	$2,167,258	$9,909	$231,217

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

246	American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2022	unaudited (dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,231,978		$2,663,432		$29,568,273	$5,942,975	$2,872,337
Affiliated issuers	636,913		333,160		1,575,971	932,894	318,188
Cash	709		1,957		404	3,754	3,721
Cash collateral received for securities on loan	2,045		8,534		8,112	7,475	840
Cash collateral pledged for futures contracts	—		—		—	—	161
Cash collateral pledged for swap contracts	—		—		—	—	—
Cash denominated in currencies other than U.S. dollars	2,246		815		3,703	8,968	1,489
Unrealized appreciation on open forward currency contracts	—		—		—	—	40
Receivables for:
Sales of investments	1,248		12,647		15,451	6,109	15,910
Sales of fund’s shares	20,636		3,605		109,002	5,552	1,756
Dividends and interest	9,481		3,554		12,384	16,623	7,976
Closed forward currency contracts	—		—		—	—	—
Variation margin on futures contracts	—		—		—	—	103
Variation margin on centrally cleared swap contracts	—		—		—	—	—
Securities lending income	—	*	8		6	1	1
Currency translations	704		664		—	1,493	2,322
Other	—		—	*	—	—	60
	6,905,960		3,028,376		31,293,306	6,925,844	3,224,904
Liabilities:
Collateral for securities on loan	20,453		85,345		81,118	74,745	8,405
Unrealized depreciation on open forward currency contracts	—		—		—	—	1
Unrealized depreciation on unfunded commitments	—		—		—	—	—
Payables for:
Purchases of investments	847		13,472		14,075	3,609	15,875
Repurchases of fund’s shares	2,728		552		5,579	4,065	1,878
Investment advisory services	2,110		1,496		8,385	2,802	1,373
Insurance administrative fees	374		171		1,696	253	477
Services provided by related parties	966		505		4,482	945	397
Trustees’ deferred compensation	85		57		483	177	41
Closed forward currency contracts	—		—		—	—	—
Variation margin on futures contracts	—		—		—	—	167
Variation margin on centrally cleared swap contracts	—		—		—	—	—
Non-U.S. taxes	7,273		7,269		1,020	25,052	6,882
Other	378		258		297	582	409
	35,214		109,125		117,135	112,230	35,905
Net assets at June 30, 2022	$6,870,746		$2,919,251		$31,176,171	$6,813,614	$3,188,999

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,728,897		$2,668,735		$20,318,538	$6,622,057	$2,724,606
Total distributable earnings (accumulated loss)	2,141,849		250,516		10,857,633	191,557	464,393
Net assets at June 30, 2022	$6,870,746		$2,919,251		$31,176,171	$6,813,614	$3,188,999

Investment securities on loan, at value	$27,348		$96,178		$78,405	$71,916	$14,516
Investment securities, at cost
Unaffiliated issuers	4,414,385		2,498,648		20,009,865	5,556,442	2,462,901
Affiliated issuers	637,028		325,716		1,576,195	933,018	318,233
Cash denominated in currencies other than U.S. dollars, at cost	2,249		815		3,703	8,960	1,489

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	247

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund		Growth- Income Fund		International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,932,580	$1,657,279		$30,626,361		$270,057		$1,016,311
Affiliated issuers	405,537	82,938		2,302,880		22,012		132,263
Cash	1,246	136		882		205		1,213
Cash collateral received for securities on loan	5,562	1,544		17,836		141		1,403
Cash collateral pledged for futures contracts	—	—		—		—		—
Cash collateral pledged for swap contracts	—	—		—		—		—
Cash denominated in currencies other than U.S. dollars	—	282		1		551		144
Unrealized appreciation on open forward currency contracts	—	—		—		1		—
Receivables for:
Sales of investments	21,819	2,415		—		1,135		60,393
Sales of fund’s shares	2,005	705		14,620		100		4,153
Dividends and interest	5,767	4,918		43,557		1,824		4,117
Closed forward currency contracts	—	—		—		—		—
Variation margin on futures contracts	—	—		—		—		360
Variation margin on centrally cleared swap contracts	—	—		—		—		68
Securities lending income	2	—	*	12		—	*	1
Currency translations	1	264		—		—		—
Other	—	—		—		2		—
	9,374,519	1,750,481		33,006,149		296,028		1,220,426
Liabilities:
Collateral for securities on loan	55,623	15,435		178,358		1,413		14,030
Unrealized depreciation on open forward currency contracts	—	—		—		—		—
Unrealized depreciation on unfunded commitments	—	—		—		—		—
Payables for:
Purchases of investments	9,878	3,247		29,439		1,065		106,256
Repurchases of fund’s shares	6,753	377		15,313		332		1,090
Investment advisory services	1,835	540		7,120		116		199
Insurance administrative fees	707	124		1,057		76		343
Services provided by related parties	1,023	297		3,648		66		136
Trustees’ deferred compensation	99	25		535		14		7
Closed forward currency contracts	—	—		—		—		—
Variation margin on futures contracts	—	—		—		—		19
Variation margin on centrally cleared swap contracts	—	—		—		—		86
Non-U.S. taxes	110	664		1,513		74		613
Other	12	172		406		132		37
	76,040	20,881		237,389		3,288		122,816
Net assets at June 30, 2022	$9,298,479	$1,729,600		$32,768,760		$292,740		$1,097,610

Net assets consist of:
Capital paid in on shares of beneficial interest	$7,812,795	$1,591,060		$21,570,621		$319,949		$1,002,592
Total distributable earnings (accumulated loss)	1,485,684	138,540		11,198,139		(27,209)		95,018
Net assets at June 30, 2022	$9,298,479	$1,729,600		$32,768,760		$292,740		$1,097,610

Investment securities on loan, at value	$81,124	$16,355		$171,950		$2,221		$13,384
Investment securities, at cost
Unaffiliated issuers	7,699,509	1,516,294		21,378,607		294,213		915,374
Affiliated issuers	405,592	82,945		2,303,148		22,014		137,500
Cash denominated in currencies other than U.S. dollars, at cost	—	282		—	*	551		144

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

248	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund†		The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$22,412,782	$369,158		$10,721,189		$1,519,026		$812,689
Affiliated issuers	3,754,317	12,688		2,002,964		100,175		22,060
Cash	2,723	87		10,237		658		497
Cash collateral received for securities on loan	5,530	400		—		—		—
Cash collateral pledged for futures contracts	—	—		—		—		149
Cash collateral pledged for swap contracts	—	—		—		—		891
Cash denominated in currencies other than U.S. dollars	662	67		—	*	1,599		—	*
Unrealized appreciation on open forward currency contracts	—	103		293		6,655		—
Receivables for:
Sales of investments	1,188,210	8,277		2,906,701		92,109		3,062
Sales of fund’s shares	3,466	384		4,586		125		166
Dividends and interest	66,983	1,673		63,679		10,132		13,847
Closed forward currency contracts	—	18		75		32		—
Variation margin on futures contracts	3,827	117		11,937		2,603		—
Variation margin on centrally cleared swap contracts	76	85		1,064		1,056		33
Securities lending income	3	—	*	—		—		—
Currency translations	20	—		14		—		—
Other	—	—		—		—		3
	27,438,599	393,057		15,722,739		1,734,170		853,397
Liabilities:
Collateral for securities on loan	55,304	4,005		—		—		—
Unrealized depreciation on open forward currency contracts	—	459		470		4,636		—
Unrealized depreciation on unfunded commitments	3	—		—		—	*	1
Payables for:
Purchases of investments	2,383,471	12,611		4,714,650		141,486		2,409
Repurchases of fund’s shares	13,987	73		30,770		2,607		631
Investment advisory services	5,603	138		1,475		568		193
Insurance administrative fees	3,473	75		583		37		49
Services provided by related parties	2,651	66		1,083		224		156
Trustees’ deferred compensation	306	4		126		26		33
Closed forward currency contracts	—	4		576		1,476		—
Variation margin on futures contracts	5,748	51		3,238		928		46
Variation margin on centrally cleared swap contracts	5	12		848		112		2
Non-U.S. taxes	2,863	52		12		72		—
Other	180	29		10		282		1
	2,473,594	17,579		4,753,841		152,454		3,521
Net assets at June 30, 2022	$24,965,005	$375,478		$10,968,898		$1,581,716		$849,876

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,087,583	$332,943		$12,050,340		$1,900,155		$1,195,797
Total distributable earnings (accumulated loss)	4,877,422	42,535		(1,081,442)		(318,439)		(345,921)
Net assets at June 30, 2022	$24,965,005	$375,478		$10,968,898		$1,581,716		$849,876

Investment securities on loan, at value	$53,318	$3,814		$—		$—		$—
Investment securities, at cost
Unaffiliated issuers	18,483,563	376,377		11,470,544		1,784,429		914,920
Affiliated issuers	4,024,178	12,688		2,003,265		100,186		22,062
Cash denominated in currencies other than U.S. dollars, at cost	662	67		—	*	1,567		—	*

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	249

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$138,373	$416,230		$2,213,282	$19,464	$4,735
Affiliated issuers	—	—		—	431,775	124,703
Cash	2,771	9,108		47,433	—	—
Cash collateral received for securities on loan	—	—		—	—	—
Cash collateral pledged for futures contracts	—	—		—	17,380	3,515
Cash collateral pledged for swap contracts	—	—		—	—	—
Cash denominated in currencies other than U.S. dollars	—	—		—	—	—
Unrealized appreciation on open forward currency contracts	—	—		—	—	—
Receivables for:
Sales of investments	90,181	—		816,236	—	167
Sales of fund’s shares	3	18		1,287	332	—	*
Dividends and interest	196	9		3,874	18	4
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	171	—		5,437	2,853	464
Variation margin on centrally cleared swap contracts	—	—		1,379	—	—
Securities lending income	—	—		—	—	—
Currency translations	—	—		—	—	—
Other	—	—		—	—	—
	231,695	425,365		3,088,928	471,822	133,588
Liabilities:
Collateral for securities on loan	—	—		—	—	—
Unrealized depreciation on open forward currency contracts	—	—		—	—	—
Unrealized depreciation on unfunded commitments	—	—		—	—	—
Payables for:
Purchases of investments	138,358	—		1,436,179	228	334
Repurchases of fund’s shares	179	1,130		6,505	86	177
Investment advisory services	13	88		238	39	11
Insurance administrative fees	26	42		132	310	88
Services provided by related parties	21	86		329	94	27
Trustees’ deferred compensation	3	12		45	3	1
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	21	—		2,583	50	—
Variation margin on centrally cleared swap contracts	20	—		1,490	—	—
Non-U.S. taxes	—	—		—	—	—
Other	1	—	*	2	—	—
	138,642	1,358		1,447,503	810	638
Net assets at June 30, 2022	$93,053	$424,007		$1,641,425	$471,012	$132,950

Net assets consist of:
Capital paid in on shares of beneficial interest	$99,468	$424,284		$1,766,549	$468,687	$155,472
Total distributable earnings (accumulated loss)	(6,415)	(277)		(125,124)	2,325	(22,522)
Net assets at June 30, 2022	$93,053	$424,007		$1,641,425	$471,012	$132,950

Investment securities on loan, at value	$—	$—		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	140,617	416,305		2,268,542	19,450	4,344
Affiliated issuers	—	—		—	555,457	153,029
Cash denominated in currencies other than U.S. dollars, at cost	—	—		—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

250	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,196	$68,566	$70,604
Affiliated issuers	301,696	2,042,639	2,167,258
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	8,656	55,400	48,020
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Receivables for:
Sales of investments	151	17,100	833
Sales of fund’s shares	324	82	912
Dividends and interest	9	61	62
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	1,434	9,296	7,885
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Currency translations	—	—	—
Other	—	—	—
	322,466	2,193,144	2,295,574
Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—
Payables for:
Purchases of investments	304	—	408
Repurchases of fund’s shares	162	9,501	1,359
Investment advisory services	27	183	192
Insurance administrative fees	206	1,420	1,504
Services provided by related parties	64	57	473
Trustees’ deferred compensation	3	14	29
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	31	249	137
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	797	11,424	4,102
Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472

Net assets consist of:
Capital paid in on shares of beneficial interest	$310,223	$1,998,424	$2,131,911
Total distributable earnings (accumulated loss)	11,446	183,296	159,561
Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472

Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	10,227	67,635	71,723
Affiliated issuers	335,521	2,147,811	2,302,803
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,071,738	$914,638	$13,552,095	$3,225,915	$1,674,369
	Shares outstanding	105,650	58,560	176,909	212,710	76,062
	Net asset value per share	$29.07	$15.62	$76.61	$15.17	$22.01
Class 1A:	Net assets	$13,704	$3,963	$173,259	$9,994	$9,456
	Shares outstanding	474	257	2,283	663	432
	Net asset value per share	$28.92	$15.43	$75.90	$15.08	$21.89
Class 2:	Net assets	$3,232,769	$1,751,492	$14,922,706	$3,195,094	$790,334
	Shares outstanding	112,728	118,728	197,300	211,908	36,381
	Net asset value per share	$28.68	$14.75	$75.63	$15.08	$21.72
Class 3:	Net assets			$197,873	$15,712
	Shares outstanding	Not applicable	Not applicable	2,559	1,033	Not applicable
	Net asset value per share			$77.33	$15.20
Class 4:	Net assets	$552,535	$249,158	$2,330,238	$366,899	$714,840
	Shares outstanding	19,465	16,897	31,566	24,733	33,206
	Net asset value per share	$28.39	$14.75	$73.82	$14.83	$21.53

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$5,471,389	$551,274	$19,411,798	$12,468	$553,316
	Shares outstanding	446,456	48,641	397,825	1,422	50,880
	Net asset value per share	$12.26	$11.33	$48.79	$8.77	$10.87
Class 1A:	Net assets	$56,598	$5,728	$27,222	$4,311	$9,489
	Shares outstanding	4,660	509	561	505	873
	Net asset value per share	$12.15	$11.26	$48.48	$8.54	$10.86
Class 2:	Net assets	$2,775,264	$991,352	$11,635,400	$163,644	$11,854
	Shares outstanding	230,859	87,806	242,284	19,183	1,091
	Net asset value per share	$12.02	$11.29	$48.02	$8.53	$10.87
Class 3:	Net assets			$126,119
	Shares outstanding	Not applicable	Not applicable	2,581	Not applicable	Not applicable
	Net asset value per share			$48.87
Class 4:	Net assets	$995,228	$181,246	$1,568,221	$112,317	$522,951
	Shares outstanding	83,648	16,461	33,169	13,374	48,191
	Net asset value per share	$11.90	$11.01	$47.28	$8.40	$10.85

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

252	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund†	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$15,266,002	$98,957	$6,877,449	$707,799	$228,487
	Shares outstanding	696,452	8,074	693,170	72,900	25,889
	Net asset value per share	$21.92	$12.26	$9.92	$9.71	$8.83
Class 1A:	Net assets	$21,109	$2,586	$200,199	$1,204	$1,157
	Shares outstanding	968	212	20,303	125	132
	Net asset value per share	$21.81	$12.21	$9.86	$9.67	$8.79
Class 2:	Net assets	$4,341,707	$162,176	$3,092,284	$817,261	$540,450
	Shares outstanding	200,876	13,276	316,453	84,949	62,576
	Net asset value per share	$21.61	$12.22	$9.77	$9.62	$8.64
Class 3:	Net assets	$29,083				$8,556
	Shares outstanding	1,326	Not applicable	Not applicable	Not applicable	965
	Net asset value per share	$21.94				$8.86
Class 4:	Net assets	$5,307,104	$111,759	$798,966	$55,452	$71,226
	Shares outstanding	247,514	9,266	82,157	5,833	7,491
	Net asset value per share	$21.44	$12.06	$9.72	$9.51	$9.51

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$1,111	$46,938	$254,823
	Shares outstanding	112	4,162	23,613	Not applicable	Not applicable
	Net asset value per share	$9.91	$11.28	$10.79
Class 1A:	Net assets	$1,857	$10	$4,120
	Shares outstanding	190	1	384	Not applicable	Not applicable
	Net asset value per share	$9.80	$11.28	$10.75
Class 2:	Net assets	$50,207	$297,166	$1,169,880
	Shares outstanding	5,113	27,207	109,841	Not applicable	Not applicable
	Net asset value per share	$9.82	$10.92	$10.65
Class 3:	Net assets		$4,774	$7,862
	Shares outstanding	Not applicable	431	727	Not applicable	Not applicable
	Net asset value per share		$11.06	$10.81
Class 4:	Net assets	$39,878	$75,119	$204,740
	Shares outstanding	4,111	6,844	19,258	Not applicable	Not applicable
	Net asset value per share	$9.70	$10.98	$10.63
Class P1:	Net assets				$9,287	$1,808
	Shares outstanding	Not applicable	Not applicable	Not applicable	781	209
	Net asset value per share				$11.89	$8.65
Class P2:	Net assets				$461,725	$131,142
	Shares outstanding	Not applicable	Not applicable	Not applicable	39,177	15,232
	Net asset value per share				$11.79	$8.61

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	253

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,623	$1,904,828	$6,706
	Shares outstanding	226	148,869	538
	Net asset value per share	$11.58	$12.80	$12.46
Class P2:	Net assets	$319,046	$276,892	$2,284,766
	Shares outstanding	27,707	21,780	188,687
	Net asset value per share	$11.51	$12.71	$12.11

*	Amount less than one thousand.
†	Formerly Global Balanced Fund.

Refer to the notes to financial statements.

254	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$52,619	$15,408	$151,429	$86,055	$36,438
Affiliated issuers	1,427	606	3,145	1,992	640
	54,046	16,014	154,574	88,047	37,078
Interest from unaffiliated issuers	—	24	896	—	3,562
European Union withholding tax reclaims	353	—	318	—	175
Interest from European Union withholding tax reclaims	64	—	22	—	14
Securities lending income (net of fees)	66	983	387	904	148
	54,529	17,021	156,197	88,951	40,977
Fees and expenses[1]:
Investment advisory services	19,510	11,933	57,724	19,156	11,907
Distribution services	5,450	2,948	26,226	5,107	2,120
Insurance administrative services	802	367	3,580	530	1,006
Transfer agent services	1	— [2]	3	1	— [2]
Administrative services	1,187	522	5,575	1,169	544
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	41	24	125	48	16
Registration statement and prospectus	14	10	100	41	10
Trustees’ compensation	2	2	12	2	1
Auditing and legal	16	34	33	28	49
Custodian	425	239	210	702	411
Other	4	28	18	4	27
Total fees and expenses before waivers/reimbursement	27,452	16,107	93,606	26,788	16,091
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,313	259	1	—	2,654
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,313	259	1	—	2,654
Total fees and expenses after waivers/reimbursement	26,139	15,848	93,605	26,788	13,437
Net investment income (loss)	28,390	1,173	62,592	62,163	27,540
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	310,668	86,912	1,244,591	(205,118)	56,774
Affiliated issuers	(20)	6	1	20	(9)
Futures contracts	—	—	—	—	202
Forward currency contracts	—	—	—	—	298
Swap contracts	—	—	—	—	—
Currency transactions	(1,052)	(25)	73	(1,170)	82
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	309,596	86,893	1,244,665	(206,268)	57,347
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(3,004,456)	(1,445,472)	(14,552,959)	(1,849,354)	(1,088,052)
Affiliated issuers	(159)	(18,993)	(420)	(230)	(61)
Futures contracts	—	—	—	—	78
Forward currency contracts	—	—	—	—	59
Swap contracts	—	—	—	—	—
Currency translations	221	520	(56)	1,077	300
	(3,004,394)	(1,463,945)	(14,553,435)	(1,848,507)	(1,087,676)
Net realized gain (loss) and unrealized depreciation	(2,694,798)	(1,377,052)	(13,308,770)	(2,054,775)	(1,030,329)
Net decrease in net assets resulting from operations	$(2,666,408)	$(1,375,879)	$(13,246,178)	$(1,992,612)	$(1,002,789)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	255

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$115,274	$30,016	$300,024	$7,332	$17,853
Affiliated issuers	823	172	4,194	52	587
	116,097	30,188	304,218	7,384	18,440
Interest from unaffiliated issuers	—	71	1,023	—	2,310
European Union withholding tax reclaims	—	—	3,322	430	—
Interest from European Union withholding tax reclaims	—	—	292	35	—
Securities lending income (net of fees)	190	103	572	11	50
	116,287	30,362	309,427	7,860	20,800
Fees and expenses[1]:
Investment advisory services	19,627	5,497	46,863	1,023	2,446
Distribution services	5,174	1,697	18,949	383	698
Insurance administrative services	1,479	260	2,207	158	695
Transfer agent services	1	— [2]	3	— [2]	— [2]
Administrative services	1,546	297	5,574	49	169
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	24	13	118	3	4
Registration statement and prospectus	24	3	73	1	1
Trustees’ compensation	1	— [2]	8	1	— [2]
Auditing and legal	7	19	36	20	17
Custodian	174	195	241	1	42
Other	4	1	17	— [2]	1
Total fees and expenses before waivers/reimbursement	28,061	7,982	74,089	1,639	4,073
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	7,920	1,907	—	281	1,206
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	7,920	1,907	—	281	1,206
Total fees and expenses after waivers/reimbursement	20,141	6,075	74,089	1,358	2,867
Net investment income (loss)	96,146	24,287	235,338	6,502	17,933
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	164,986	(23,930)	1,718,892	(8,722)	10,932
Affiliated issuers	(19)	(13)	(29)	(2)	(4)
Futures contracts	—	—	—	—	(3,291)
Forward currency contracts	—	—	—	—	6
Swap contracts	—	—	—	—	1,590
Currency transactions	(14)	48	(662)	(40)	24
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	164,953	(23,895)	1,718,201	(8,764)	9,257
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(1,682,419)	(467,259)	(10,132,517)	(67,920)	(135,663)
Affiliated issuers	(96)	(7)	(465)	(6)	(4,757)
Futures contracts	—	—	—	—	(1,259)
Forward currency contracts	—	—	—	1	(2)
Swap contracts	—	—	—	—	(39)
Currency translations	(6)	(116)	(290)	(119)	(34)
	(1,682,521)	(467,382)	(10,133,272)	(68,044)	(141,754)
Net realized gain (loss) and unrealized depreciation	(1,517,568)	(491,277)	(8,415,071)	(76,808)	(132,497)
Net decrease in net assets resulting from operations	$(1,421,422)	$(466,990)	$(8,179,733)	$(70,306)	$(114,564)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

256	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund[3]	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$200,577	$3,865	$—	$57	$1,489
Affiliated issuers	25,018	41	3,972	255	68
	225,595	3,906	3,972	312	1,557
Interest from unaffiliated issuers	88,223	1,397	171,964	24,488	26,212
European Union withholding tax reclaims	32	—	—	—	—
Interest from European Union withholding tax reclaims	9	—	—	—	—
Securities lending income (net of fees)	143	3	—	—	—
	314,002	5,306	175,936	24,800	27,769
Fees and expenses[1]:
Investment advisory services	36,448	1,233	20,827	4,458	2,176
Distribution services	13,348	383	5,248	1,208	874
Insurance administrative services	7,262	158	1,128	77	103
Transfer agent services	2	— [2]	1	— [2]	— [2]
Administrative services	4,146	62	1,753	265	142
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	59	3	38	13	11
Registration statement and prospectus	35	— [2]	203	3	1
Trustees’ compensation	4	— [2]	2	1	— [2]
Auditing and legal	25	4	9	3	3
Custodian	466	24	41	51	7
Other	12	— [2]	5	1	8
Total fees and expenses before waivers/reimbursement	61,807	1,867	29,255	6,080	3,325
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	7	11,103	611	826
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	7	11,103	611	826
Total fees and expenses after waivers/reimbursement	61,807	1,860	18,152	5,469	2,499
Net investment income (loss)	252,195	3,446	157,784	19,331	25,270
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	945,041	48,478	(388,051)	(40,223)	(13,976)
Affiliated issuers	(14,361)	(2)	(83)	(10)	(4)
Futures contracts	52,273	367	(59,525)	(3,835)	1,276
Forward currency contracts	—	(537)	1,385	(15,990)	—
Swap contracts	159	246	28,306	2,059	326
Currency transactions	3,697	(206)	29	(2,051)	—
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	986,809	48,346	(417,939)	(60,050)	(12,378)
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(5,810,235)	(125,952)	(1,015,396)	(272,356)	(139,349)
Affiliated issuers	(234,524)	— [2]	(424)	(23)	(6)
Futures contracts	18,346	(115)	(14,940)	(1,107)	284
Forward currency contracts	—	(167)	178	1,537	—
Swap contracts	1,896	(488)	30,052	(2,288)	414
Currency translations	(52)	(14)	(8)	60	—
	(6,024,569)	(126,736)	(1,000,538)	(274,177)	(138,657)
Net realized gain (loss) and unrealized depreciation	(5,037,760)	(78,390)	(1,418,477)	(334,227)	(151,035)
Net decrease in net assets resulting from operations	$(4,785,565)	$(74,944)	$(1,260,693)	$(314,896)	$(125,765)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	257

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—		$—	$34	$8
Affiliated issuers	—	—		—	844	652
	—	—		—	878	660
Interest from unaffiliated issuers	886	912		26,161	—	—
European Union withholding tax reclaims	—	—		—	—	—
Interest from European Union withholding tax reclaims	—	—		—	—	—
Securities lending income (net of fees)	—	—		—	—	—
	886	912		26,161	878	660
Fees and expenses[1]:
Investment advisory services	216	554		3,040	390	110
Distribution services	118	410		1,861	637	180
Insurance administrative services	53	77		276	650	183
Transfer agent services	— [2]	—	[2]	— [2]	— [2]	—	[2]
Administrative services	17	56		268	—	—
Accounting and administrative services	—	—		—	27	23
Reports to shareholders	3	3		11	2	1
Registration statement and prospectus	— [2]	—	[2]	3	— [2]	—	[2]
Trustees’ compensation	— [2]	—	[2]	1	— [2]	—	[2]
Auditing and legal	— [2]	—	[2]	1	— [2]	—	[2]
Custodian	6	—	[2]	10	3	3
Other	— [2]	—	[2]	1	— [2]	—	[2]
Total fees and expenses before waivers/reimbursement	413	1,100		5,472	1,709	500
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	104	—		1,318	130	37
Miscellaneous fee reimbursement	—	—		—	—	1
Total waivers/reimbursement of fees and expenses	104	—		1,318	130	38
Total fees and expenses after waivers/reimbursement	309	1,100		4,154	1,579	462
Net investment income (loss)	577	(188)		22,007	(701)	198
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(6,398)	—		(66,161)	(3,451)	(910)
Affiliated issuers	—	—		—	43,095	3,622
Futures contracts	(1,437)	—		(24,700)	14,927	5,625
Forward currency contracts	—	—		—	—	—
Swap contracts	3,125	—		21,128	—	—
Currency transactions	—	—		—	(84)	—	[2]
Capital gain distributions received from affiliated issuers	—	—		—	60,533	16,270
	(4,710)	—		(69,733)	115,020	24,607
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(3,005)	(77)		(73,958)	1,424	948
Affiliated issuers	—	—		—	(261,533)	(52,824)
Futures contracts	(98)	—		(6,365)	11,562	1,471
Forward currency contracts	—	—		—	—	—
Swap contracts	(1,705)	—		(9,288)	—	—
Currency translations	—	—		—	—	—
	(4,808)	(77)		(89,611)	(248,547)	(50,405)
Net realized gain (loss) and unrealized depreciation	(9,518)	(77)		(159,344)	(133,527)	(25,798)
Net decrease in net assets resulting from operations	$(8,941)	$(265)		$(137,337)	$(134,228)	$(25,600)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

258	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$19	$133	$139
Affiliated issuers	1,459	7,601	9,909
	1,478	7,734	10,048
Interest from unaffiliated issuers	—	—	—
European Union withholding tax reclaims	—	—	—
Interest from European Union withholding tax reclaims	—	—	—
Securities lending income (net of fees)	—	—	—
	1,478	7,734	10,048
Fees and expenses[1]:
Investment advisory services	255	1,785	1,883
Distribution services	423	376	3,130
Insurance administrative services	426	2,976	3,139
Transfer agent services	— [2]	— [2]	— [2]
Administrative services	—	—	—
Accounting and administrative services	24	45	46
Reports to shareholders	2	5	6
Registration statement and prospectus	— [2]	1	3
Trustees’ compensation	— [2]	— [2]	— [2]
Auditing and legal	— [2]	2	2
Custodian	3	3	3
Other	— [2]	1	1
Total fees and expenses before waivers/reimbursement	1,133	5,194	8,213
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	85	596	629
Miscellaneous fee reimbursement	—	—	—
Total waivers/reimbursement of fees and expenses	85	596	629
Total fees and expenses after waivers/reimbursement	1,048	4,598	7,584
Net investment income (loss)	430	3,136	2,464
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(2,423)	(28,252)	(3,697)
Affiliated issuers	30,760	105,881	66,785
Futures contracts	4,515	7,863	(8,961)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	(41)	(269)	(189)
Capital gain distributions received from affiliated issuers	61,850	179,634	231,217
	94,661	264,857	285,155
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	1,000	19,619	781
Affiliated issuers	(134,755)	(735,451)	(711,597)
Futures contracts	3,951	27,427	23,811
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	(129,804)	(688,405)	(687,005)
Net realized gain (loss) and unrealized depreciation	(35,143)	(423,548)	(401,850)
Net decrease in net assets resulting from operations	$(34,713)	$(420,412)	$(399,386)

[1]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[2]	Amount less than one thousand.
[3]	Formerly Global Balanced Fund.

Refer to the notes to financial statements.

American Funds Insurance Series	259

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$28,390	$36,408	$1,173	$(11,335)	$62,592	$87,664
Net realized gain (loss)	309,596	846,935	86,893	1,098,836	1,244,665	5,061,178
Net unrealized (depreciation) appreciation	(3,004,394)	485,952	(1,463,945)	(710,657)	(14,553,435)	3,147,345
Net (decrease) increase in net assets resulting from operations	(2,666,408)	1,369,295	(1,375,879)	376,844	(13,246,178)	8,296,187

Distributions paid to shareholders	(851,026)	(486,343)	(1,091,116)	(123,155)	(5,032,276)	(5,437,958)

Net capital share transactions	797,600	466,658	809,325	(989,509)	4,048,879	3,623,473

Total (decrease) increase in net assets	(2,719,834)	1,349,610	(1,657,670)	(735,820)	(14,229,575)	6,481,702

Net assets:
Beginning of period	9,590,580	8,240,970	4,576,921	5,312,741	45,405,746	38,924,044
End of period	$6,870,746	$9,590,580	$2,919,251	$4,576,921	$31,176,171	$45,405,746

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$62,163	$147,317	$27,540	$32,010	$96,146	$173,016
Net realized gain (loss)	(206,268)	1,273,483	57,347	318,018	164,953	2,286,033
Net unrealized (depreciation) appreciation	(1,848,507)	(1,501,184)	(1,087,676)	(136,128)	(1,682,521)	81,431
Net (decrease) increase in net assets resulting from operations	(1,992,612)	(80,384)	(1,002,789)	213,900	(1,421,422)	2,540,480

Distributions paid to shareholders	(1,046,661)	(249,096)	(327,173)	(185,700)	(2,263,981)	(166,149)

Net capital share transactions	423,534	(832,025)	71,517	176,091	1,518,745	(488,260)

Total (decrease) increase in net assets	(2,615,739)	(1,161,505)	(1,258,445)	204,291	(2,166,658)	1,886,071

Net assets:
Beginning of period	9,429,353	10,590,858	4,447,444	4,243,153	11,465,137	9,579,066
End of period	$6,813,614	$9,429,353	$3,188,999	$4,447,444	$9,298,479	$11,465,137

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

260	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$24,287	$44,268	$235,338	$480,125	$6,502	$34,510
Net realized gain (loss)	(23,895)	410,057	1,718,201	3,512,628	(8,764)	357,845
Net unrealized (depreciation) appreciation	(467,382)	(139,980)	(10,133,272)	4,888,658	(68,044)	(342,815)
Net (decrease) increase in net assets resulting from operations	(466,990)	314,345	(8,179,733)	8,881,411	(70,306)	49,540

Distributions paid to shareholders	(421,092)	(90,172)	(3,562,421)	(915,114)	(145,919)	(14,532)

Net capital share transactions	234,027	(14,968)	1,558,429	(3,505,347)	130,423	(1,112,349)

Total (decrease) increase in net assets	(654,055)	209,205	(10,183,725)	4,460,950	(85,802)	(1,077,341)

Net assets:
Beginning of period	2,383,655	2,174,450	42,952,485	38,491,535	378,542	1,455,883
End of period	$1,729,600	$2,383,655	$32,768,760	$42,952,485	$292,740	$378,542

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund[2]
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$17,933	$32,730	$252,195	$496,078	$3,446	$4,583
Net realized gain (loss)	9,257	44,998	986,809	2,982,523	48,346	24,122
Net unrealized (depreciation) appreciation	(141,754)	81,302	(6,024,569)	990,457	(126,736)	17,602
Net (decrease) increase in net assets resulting from operations	(114,564)	159,030	(4,785,565)	4,469,058	(74,944)	46,307

Distributions paid to shareholders	(11,814)	(29,764)	(2,842,521)	(1,541,316)	(2,232)	(29,247)

Net capital share transactions	79,461	(81,691)	1,887,171	(1,879,473)	(14,722)	(4,816)

Total (decrease) increase in net assets	(46,917)	47,575	(5,740,915)	1,048,269	(91,898)	12,244

Net assets:
Beginning of period	1,144,527	1,096,952	30,705,920	29,657,651	467,376	455,132
End of period	$1,097,610	$1,144,527	$24,965,005	$30,705,920	$375,478	$467,376

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	261

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$157,784	$215,953	$19,331	$42,586	$25,270	$47,176
Net realized gain (loss)	(417,939)	129,232	(60,050)	16,012	(12,378)	7,485
Net unrealized (depreciation) appreciation	(1,000,538)	(353,151)	(274,177)	(168,792)	(138,657)	21,386
Net (decrease) increase in net assets resulting from operations	(1,260,693)	(7,966)	(314,896)	(110,194)	(125,765)	76,047

Distributions paid to shareholders	(192,664)	(687,442)	(30,830)	(91,748)	(9,523)	(43,416)

Net capital share transactions	(764,324)	2,474,568	(157,566)	(51,795)	(67,271)	152,225

Total (decrease) increase in net assets	(2,217,681)	1,779,160	(503,292)	(253,737)	(202,559)	184,856

Net assets:
Beginning of period	13,186,579	11,407,419	2,085,008	2,338,745	1,052,435	867,579
End of period	$10,968,898	$13,186,579	$1,581,716	$2,085,008	$849,876	$1,052,435

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$577	$1,555	$(188)	$(1,883)	$22,007	$26,482
Net realized gain (loss)	(4,710)	(90)	—	— [5]	(69,733)	(5,219)
Net unrealized (depreciation) appreciation	(4,808)	(2,808)	(77)	(4)	(89,611)	(36,820)
Net (decrease) increase in net assets resulting from operations	(8,941)	(1,343)	(265)	(1,887)	(137,337)	(15,557)

Distributions paid to shareholders	(499)	(13,157)	—	—	(7,653)	(209,728)

Net capital share transactions	(231,905)	29,279	91,611	(41,201)	(378,884)	236,927

Total (decrease) increase in net assets	(241,345)	14,779	91,346	(43,088)	(523,874)	11,642

Net assets:
Beginning of period	334,398	319,619	332,661	375,749	2,165,299	2,153,657
End of period	$93,053	$334,398	$424,007	$332,661	$1,641,425	$2,165,299

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

262	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$(701)	$(392)	$198	$2,984	$430	$3,320
Net realized gain (loss)	115,020	93,312	24,607	654	94,661	15,848
Net unrealized (depreciation) appreciation	(248,547)	(21,491)	(50,405)	(10,287)	(129,804)	38,411
Net (decrease) increase in net assets resulting from operations	(134,228)	71,429	(25,600)	(6,649)	(34,713)	57,579

Distributions paid to shareholders	(85,304)	(27,384)	(3,368)	(931)	(3,925)	(6,019)

Net capital share transactions	93,951	(11,898)	583	(654)	(12,730)	(34,883)

Total (decrease) increase in net assets	(125,581)	32,147	(28,385)	(8,234)	(51,368)	16,677

Net assets:
Beginning of period	596,593	564,446	161,335	169,569	373,037	356,360
End of period	$471,012	$596,593	$132,950	$161,335	$321,669	$373,037

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$3,136	$23,938	$2,464	$29,121
Net realized gain (loss)	264,857	49,377	285,155	133,738
Net unrealized (depreciation) appreciation	(688,405)	292,194	(687,005)	169,648
Net (decrease) increase in net assets resulting from operations	(420,412)	365,509	(399,386)	332,507

Distributions paid to shareholders	(74,065)	(68,168)	(121,640)	(38,227)

Net capital share transactions	8,625	(64,385)	(6,522)	(254,031)

Total (decrease) increase in net assets	(485,852)	232,956	(527,548)	40,249

Net assets:
Beginning of period	2,667,572	2,434,616	2,819,020	2,778,771
End of period	$2,181,720	$2,667,572	$2,291,472	$2,819,020

[1]	Unaudited.
[2]	Formerly Global Balanced Fund.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	263

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund (formerly Global Balanced Fund) — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

264	American Funds Insurance Series

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	265

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

266	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2022 (dollars in thousands):

American Funds Insurance Series	267

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$1,692,534	$—	$—		$1,692,534
Health care	1,141,809	—	—		1,141,809
Consumer discretionary	1,014,034	—	—		1,014,034
Consumer staples	601,888	—	—		601,888
Financials	591,871	—	—	*	591,871
Communication services	323,718	—	—		323,718
Industrials	322,261	—	—		322,261
Energy	210,349	—	—	*	210,349
Materials	180,570	—	—		180,570
Real estate	26,276	—	—		26,276
Utilities	9,456	—	—		9,456
Preferred securities	104,021	—	—		104,021
Short-term securities	650,104	—	—		650,104
Total	$6,868,891	$—	$—	*	$6,868,891

*	Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$568,036	$25,309	$1,093	$594,438
Industrials	476,093	—	—	476,093
Consumer discretionary	455,457	—	—	455,457
Health care	430,498	—	—	430,498
Financials	198,106	33,624	—	231,730
Materials	109,673	—	—	109,673
Consumer staples	89,696	—	—	89,696
Real estate	61,385	—	—	61,385
Communication services	61,038	—	—	61,038
Utilities	49,053	—	—	49,053
Energy	12,301	—	18,936	31,237
Preferred securities	5,942	—	20,705	26,647
Rights & warrants	—	13,750	—	13,750
Short-term securities	365,897	—	—	365,897
Total	$2,883,175	$72,683	$40,734	$2,996,592

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2022
Investment securities	$44,963	$—	$—	$—	$—	$(4,229)	$—	$40,734

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2022								$(4,229)

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

268	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$20,029	Market comparable companies	Price/Cash flow multiple	6.1x	6.1x	Increase
			DLOM	16%	16%	Decrease
			EV/Sales multiple	7.0x	7.0x	Increase
Preferred securities	20,705	Transaction price	N/A	N/A	N/A	N/A
		Market comparable companies	EV/Sales multiple	7.0x - 15.2x	12.8x	Increase
			Net adjustment based on market comparables movement (decrease)	34%	34%	Decrease
			DLOM	10%	10%	Decrease
		Recent market information	Net adjustment based on market comparables movement (decrease)	75%	75%	Decrease
Total	$40,734

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,394,599	$—	$6,000	$6,400,599
Consumer discretionary	5,899,258	—	—	5,899,258
Health care	4,781,239	—	44,928	4,826,167
Communication services	4,639,224	—	—	4,639,224
Industrials	2,548,431	—	—	2,548,431
Financials	1,934,608	—	—	1,934,608
Energy	1,548,263	—	—	1,548,263
Materials	803,087	—	—	803,087
Consumer staples	684,760	—	—	684,760
Utilities	131,355	—	—	131,355
Real estate	34,023	—	—	34,023
Preferred securities	21,266	—	37,835	59,101
Convertible bonds & notes	—	—	7,084	7,084
Short-term securities	1,628,284	—	—	1,628,284
Total	$31,048,397	$—	$95,847	$31,144,244

American Funds Insurance Series	269

International Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$893,966	$—	$—		$893,966
Information technology	769,459	—	7,357		776,816
Financials	773,846	—	—		773,846
Health care	753,412	—	—		753,412
Energy	651,793	—	—		651,793
Materials	628,737	—	—		628,737
Consumer discretionary	603,139	—	—		603,139
Consumer staples	305,783	—	—		305,783
Communication services	238,436	—	—	*	238,436
Utilities	152,530	—	—		152,530
Real estate	46,413	—	—		46,413
Preferred securities	52,526	—	673		53,199
Rights & warrants	—	16,702	—		16,702
Short-term securities	981,097	—	—		981,097
Total	$6,851,137	$16,702	$8,030		$6,875,869

*	Amount less than one thousand.

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$499,539	$—	$588		$500,127
Financials	381,073	—	—	*	381,073
Health care	372,282	—	—		372,282
Consumer discretionary	335,566	—	—	*	335,566
Industrials	283,135	—	—		283,135
Materials	247,617	—	—	*	247,617
Consumer staples	217,659	—	—	*	217,659
Communication services	155,041	—	—	*	155,041
Energy	134,793	2,515	—	*	137,308
Real estate	53,460	—	—		53,460
Utilities	49,418	—	—		49,418
Preferred securities	18,576	—	11,241		29,817
Rights & warrants	58	668	—		726
Bonds, notes & other debt instruments	—	103,688	—		103,688
Short-term securities	323,608	—	—		323,608
Total	$3,071,825	$106,871	$11,829		$3,190,525

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$160	$—	$—	$160
Unrealized appreciation on open forward currency contracts	—	40	—	40
Liabilities:
Unrealized depreciation on futures contracts	(118)	—	—	(118)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$42	$39	$—	$81

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 1.

270	American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$292,238	$—	$—		$292,238
Financials	247,908	—	—	*	247,908
Health care	228,402	—	—		228,402
Industrials	183,901	—	—		183,901
Consumer discretionary	155,507	—	—		155,507
Consumer staples	131,250	—	—		131,250
Energy	104,884	2,338	—	*	107,222
Materials	106,750	—	—		106,750
Communication services	93,171	—	—	*	93,171
Utilities	50,071	478	—		50,549
Real estate	33,321	—	—		33,321
Preferred securities	7,949	—	—		7,949
Convertible stocks	2,354	—	—		2,354
Convertible bonds & notes	—	1,058	—		1,058
Bonds, notes & other debt instruments	—	5,745	—		5,745
Short-term securities	92,892	—	—		92,892
Total	$1,730,598	$9,619	$—	*	$1,740,217

*	Amount less than one thousand.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,492,561	$—	$—	$6,492,561
Health care	4,256,632	—	—	4,256,632
Industrials	3,988,247	—	—	3,988,247
Communication services	3,126,720	—	—	3,126,720
Financials	3,042,614	—	—	3,042,614
Consumer discretionary	2,606,142	—	—	2,606,142
Consumer staples	1,756,134	—	—	1,756,134
Energy	1,690,089	—	—	1,690,089
Utilities	1,037,932	—	—	1,037,932
Materials	966,570	—	—	966,570
Real estate	723,852	—	—	723,852
Convertible stocks	391,787	—	—	391,787
Bonds, notes & other debt instruments	—	6,325	—	6,325
Short-term securities	2,417,903	425,733	—	2,843,636
Total	$32,497,183	$432,058	$—	$32,929,241

American Funds Insurance Series	271

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$44,250	$—	—	*	$44,250
Consumer staples	36,462	—	—	*	36,462
Information technology	33,632	103	—		33,735
Consumer discretionary	32,879	—	—		32,879
Industrials	31,694	—	—		31,694
Health care	28,992	—	—		28,992
Energy	15,306	1,592	—	*	16,898
Communication services	14,390	—	—	*	14,390
Materials	13,679	—	—	*	13,679
Utilities	7,585	—	—		7,585
Real estate	6,674	—	—		6,674
Preferred securities	1,908	—	—		1,908
Short-term securities	22,923	—	—		22,923
Total	$290,374	$1,695	$—	*	$292,069

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1	$—	$1

*	Amount less than one thousand.
†	Forward currency contracts are not included in the fund’s investment portfolio.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$135,409	$—	—	*	$135,409
Consumer staples	113,314	—	—		113,314
Health care	95,650	—	—		95,650
Information technology	88,228	—	—		88,228
Utilities	73,457	424	—		73,881
Real estate	73,764	—	—		73,764
Industrials	65,600	—	—		65,600
Energy	57,300	—	—	*	57,300
Communication services	35,852	—	—		35,852
Consumer discretionary	29,927	—	—		29,927
Materials	29,743	—	—		29,743
Preferred securities	506	—	—		506
Rights & warrants	4	—	—		4
Convertible stocks	7,131	—	—		7,131
Investment funds	28,752	—	—		28,752
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	103,892	—		103,892
Mortgage-backed obligations	—	68,366	88		68,454
Corporate bonds, notes & loans	—	20,102	—		20,102
Asset-backed obligations	—	7,504	—		7,504
Bonds & notes of governments & government agencies
outside the U.S.	—	762	—		762
Municipals	—	240	—		240
Short-term securities	112,559	—	—		112,559
Total	$947,196	$201,290	$88		$1,148,574

Refer to the next page for footnote.

272	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15	$—	$—	$15
Unrealized appreciation on centrally cleared interest rate swaps	—	1,757	—	1,757
Liabilities:
Unrealized depreciation on futures contracts	(1,042)	—	—	(1,042)
Unrealized depreciation on centrally cleared credit default swaps	—	(359)	—	(359)
Total	$(1,027)	$1,398	$—	$371

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Health care	$2,907,291	$—	$18,782		$2,926,073
Information technology	2,577,874	—	—		2,577,874
Financials	2,398,345	—	2,061		2,400,406
Consumer discretionary	1,953,699	—	—		1,953,699
Consumer staples	1,478,465	—	—		1,478,465
Industrials	1,406,108	—	—		1,406,108
Communication services	1,270,617	—	—		1,270,617
Materials	1,041,138	—	—		1,041,138
Energy	856,580	—	46		856,626
Real estate	561,840	—	—		561,840
Utilities	228,577	—	—		228,577
Preferred securities	—	—	144		144
Rights & warrants	—	—	—	*	—	*
Convertible stocks	—	—	50,000		50,000
Investment funds	1,393,740	—	—		1,393,740
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,010,085	—		2,010,085
Mortgage-backed obligations	—	1,677,030	—		1,677,030
Corporate bonds, notes & loans	—	1,491,998	6,038		1,498,036
Asset-backed obligations	—	358,128	5,755		363,883
Bonds & notes of governments & government agencies
outside the U.S.	—	38,798	—		38,798
Municipals	—	37,718	—		37,718
Short-term securities	2,396,242	—	—		2,396,242
Total	$20,470,516	$5,613,757	$82,826		$26,167,099

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,611	$—	$—	$7,611
Unrealized appreciation on centrally cleared credit default swaps	—	1,848	—	1,848
Liabilities:
Unrealized depreciation on futures contracts	(3,501)	—	—	(3,501)
Total	$4,110	$1,848	$—	$5,958

*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	273

American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$34,013	$—	$—	$34,013
Health care	29,389	—	—	29,389
Industrials	29,122	—	—	29,122
Information technology	27,928	—	—	27,928
Utilities	20,693	—	—	20,693
Consumer staples	19,214	—	—	19,214
Communication services	13,797	—	—	13,797
Energy	13,157	—	—	13,157
Materials	13,056	—	—	13,056
Consumer discretionary	9,370	—	—	9,370
Real estate	7,949	—	—	7,949
Preferred securities	1,412	—	—	1,412
Convertible stocks	397	—	—	397
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	54,288	—	54,288
Bonds & notes of governments & government agencies outside the U.S.	—	52,832	—	52,832
Corporate bonds, notes & loans	—	20,236	—	20,236
Mortgage-backed obligations	—	8,956	—	8,956
Asset-backed obligations	—	1,627	—	1,627
Municipals	—	143	—	143
Short-term securities	15,272	8,995	—	24,267
Total	$234,769	$147,077	$—	$381,846

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$48	$—	$—	$48
Unrealized appreciation on open forward currency contracts	—	103	—	103
Unrealized appreciation on centrally cleared interest rate swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(82)	—	—	(82)
Unrealized depreciation on open forward currency contracts	—	(459)	—	(459)
Unrealized depreciation on centrally cleared interest rate swaps	—	(654)	—	(654)
Unrealized depreciation on centrally cleared credit default swaps	—	(80)	—	(80)
Total	$(34)	$(1,083)	$—	$(1,117)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,779,119	$—	$3,779,119
Corporate bonds, notes & loans	—	3,680,622	—	3,680,622
Mortgage-backed obligations	—	2,445,028	1,490	2,446,518
Asset-backed obligations	—	477,724	8,337	486,061
Municipals	—	178,538	—	178,538
Bonds & notes of governments & government agencies outside the U.S.	—	138,829	—	138,829
Federal agency bonds & notes	—	11,502	—	11,502
Short-term securities	2,002,964	—	—	2,002,964
Total	$2,002,964	$10,711,362	$9,827	$12,724,153

274	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,018	$—	$—	$11,018
Unrealized appreciation on open forward currency contracts	—	293	—	293
Unrealized appreciation on centrally cleared interest rate swaps	—	13,225	—	13,225
Unrealized appreciation on centrally cleared credit default swaps	—	8,754	—	8,754
Liabilities:
Unrealized depreciation on futures contracts	(25,935)	—	—	(25,935)
Unrealized depreciation on open forward currency contracts	—	(470)	—	(470)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,838)	—	(2,838)
Total	$(14,917)	$18,964	$—	$4,047

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$269,416	$—	$269,416
Japanese yen	—	134,479	—	134,479
Chinese yuan renminbi	—	52,346	—	52,346
British pounds	—	50,066	—	50,066
Canadian dollars	—	38,056	—	38,056
Mexican pesos	—	36,030	—	36,030
Danish kroner	—	33,493	—	33,493
Australian dollars	—	32,740	—	32,740
Colombian pesos	—	15,808	—	15,808
Indonesian rupiah	—	10,794	—	10,794
Malaysian ringgits	—	8,811	—	8,811
Brazilian reais	—	8,573	—	8,573
Chilean pesos	—	7,667	—	7,667
South Korean won	—	7,495	—	7,495
Polish zloty	—	5,053	—	5,053
Russian rubles	—	4,830	—	4,830
South African rand	—	3,073	—	3,073
Peruvian nuevos soles	—	1,382	—	1,382
Indian rupees	—	1,148	—	1,148
Hungarian forints	—	1,032	—	1,032
Romanian leu	—	962	—	962
Ukrainian hryvnia	—	634	—	634
Norwegian kroner	—	620	—	620
U.S. dollars	—	793,574	637	794,211
Preferred securities	—	—	15	15
Common stocks	289	—	3	292
Short-term securities	100,175	—	—	100,175
Total	$100,464	$1,518,082	$655	$1,619,201

American Funds Insurance Series	275

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$933	$—	$—	$933
Unrealized appreciation on open forward currency contracts	—	6,655	—	6,655
Unrealized appreciation on centrally cleared interest rate swaps	—	33	—	33
Unrealized appreciation on centrally cleared credit default swaps	—	3,014	—	3,014
Liabilities:
Unrealized depreciation on futures contracts	(2,216)	—	—	(2,216)
Unrealized depreciation on open forward currency contracts	—	(4,636)	—	(4,636)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,273)	—	(9,273)
Total	$(1,283)	$(4,207)	$—	$(5,490)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$763,380	$3,830	$767,210
Mortgage-backed obligations	—	—	631	631
Asset-backed obligations	—	129	—	129
Convertible bonds & notes	—	430	79	509
Convertible stocks	320	473	—	793
Common stocks	11,236	1,794	26,150	39,180
Preferred securities	—	2,295	326	2,621
Rights & warrants	316	1,293	7	1,616
Short-term securities	22,060	—	—	22,060
Total	$33,932	$769,794	$31,023	$834,749

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$73	$—	$—	$73
Unrealized appreciation on centrally cleared credit default swaps	—	421	—	421
Total	$73	$421	$—	$494

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2022
Investment securities	$40,411	$—	$938	$(11,070)	$879	$(135)	$—	$31,023
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2022								$1,383

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

276	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$4,461	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
		Yield analysis	Yield	11.7% - 13.4%	12.7%	Decrease
		Transaction price	N/A	N/A	N/A	N/A
			Net adjustment based on market comparables movement (decrease)	10%	10%	Decrease
Convertible bonds & notes	79	Transaction price	N/A	N/A	N/A	N/A
Common stocks	26,150	Estimated recovery value	N/A	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Net adjustment based on market comparables (decrease)	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	2.0x - 4.8x	3.1x	Increase
			EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
			DLOM	18%	18%	Decrease
		Recent market information	Broker quote	N/A	N/A	N/A
			Quoted price	N/A	N/A	N/A
			Corporate action terms	N/A	N/A	N/A
			DLOM	15%	15%	Decrease
Preferred securities	326	Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
Rights & warrants	7	Recent market information	Broker quote	N/A	N/A	N/A
Total	$31,023

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series	277

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$68,996	$—	$68,996
U.S. Treasury bonds & notes	—	14,204	—	14,204
Asset-backed obligations	—	4,040	—	4,040
Bonds & notes of governments & government agencies outside the U.S.	—	515	—	515
Federal agency bonds & notes	—	248	—	248
Short-term securities	—	50,370	—	50,370
Total	$—	$138,373	$—	$138,373

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$40	$—	$—	$40
Unrealized appreciation on centrally cleared interest rate swaps	—	670	—	670
Liabilities:
Unrealized depreciation on futures contracts	(134)	—	—	(134)
Total	$(94)	$670	$—	$576

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$761,452	$—	$761,452
U.S. Treasury bonds & notes	—	610,788	—	610,788
Federal agency bonds & notes	—	123,778	—	123,778
Short-term securities	—	717,264	—	717,264
Total	$—	$2,213,282	$—	$2,213,282

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,906	$—	$—	$11,906
Unrealized appreciation on centrally cleared interest rate swaps	—	23,368	—	23,368
Liabilities:
Unrealized depreciation on futures contracts	(17,662)	—	—	(17,662)
Unrealized depreciation on centrally cleared interest rate swaps	—	(16,563)	—	(16,563)
Total	$(5,756)	$6,805	$—	$1,049

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

278	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

American Funds Insurance Series	279

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

280	American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series	281

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

282	American Funds Insurance Series

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

American Funds Insurance Series	283

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$27,348	$20,453	$8,325	$18,408
Global Small Capitalization Fund	96,178	85,345	17,353	76,811
Growth Fund	78,405	81,118	—	73,006
International Fund	71,916	74,745	—	67,270
New World Fund	14,516	8,405	7,205	7,565
Washington Mutual Investors Fund	81,124	55,623	27,526	50,061
Capital World Growth and Income Fund	16,355	15,435	1,643	13,891
Growth-Income Fund	171,950	178,358	—	160,522
International Growth and Income Fund	2,221	1,413	953	1,272
Capital Income Builder	13,384	14,030	—	12,627
Asset Allocation Fund	53,318	55,304	—	49,774
American Funds Global Balanced Fund	3,814	4,005	—	3,605

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

284	American Funds Insurance Series

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2022, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $63,000 and $1,796,000, respectively, which would represent less than 0.01%, less than 0.01% and 0.21%, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $3,000, less than $1,000 and $1,000, respectively, which is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized

American Funds Insurance Series	285

gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

286	American Funds Insurance Series

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts		Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$ 25,832	$ 4,557		Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	446		Not applicable	Not applicable
Capital Income Builder	Not applicable	59,371	98	*	$ 23,038	$ 4,064
Asset Allocation Fund	Not applicable	2,047,465	Not applicable		Not applicable	107,883
American Funds Global Balanced Fund	Not applicable	13,454	25,586		25,429	3,760
The Bond Fund of America	Not applicable	3,268,480	116,690		419,574	113,829
Capital World Bond Fund	Not applicable	310,776	507,433		345,658	56,655
American High-Income Trust	Not applicable	35,005	Not applicable		Not applicable	13,999
American Funds Mortgage Fund	Not applicable	27,578	Not applicable		25,975	Not applicable
U.S. Government Securities Fund	Not applicable	2,474,234	Not applicable		1,677,964	Not applicable
Managed Risk Growth Fund	$ 487,262	136,263	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	120,077	15,697	Not applicable		Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	347,908	40,418	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,860,312	264,330	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	656,342	299,621	Not applicable		Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	287

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2022 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$160	Unrealized depreciation*	$118
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	40	Unrealized depreciation on open forward currency contracts	1
			$200		$119

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$202	Net unrealized appreciation on futures contracts	$78
Forward currency	Currency	Net realized gain on forward currency contracts	298	Net unrealized appreciation on forward currency contracts	59
			$500		$137

International Growth and Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$1	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$—	Net unrealized appreciation on forward currency contracts	$1

Capital Income Builder

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$15	Unrealized depreciation*	$1,042
Swap (centrally cleared)	Interest	Unrealized appreciation*	1,757	Unrealized depreciation*	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	359
			$1,772		$1,401

Refer to the end of the tables for footnotes.

288	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,291)	Net unrealized depreciation on futures contracts	$(1,259)
Forward currency	Currency	Net realized gain on forward currency contracts	6	Net unrealized depreciation on forward currency contracts	(2)
Swap	Interest	Net realized gain on swap contracts	1,702	Net unrealized appreciation on swap contracts	306
Swap	Credit	Net realized loss on swap contracts	(112)	Net unrealized depreciation on swap contracts	(345)
			$(1,695)		$(1,300)

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$7,611	Unrealized depreciation*	$3,501
Swap (centrally cleared)	Credit	Unrealized appreciation*	1,848	Unrealized depreciation*	—
			$9,459		$3,501

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$52,273	Net unrealized appreciation on futures contracts	$18,346
Swap	Credit	Net realized gain on swap contracts	159	Net unrealized appreciation on swap contracts	1,896
			$52,432		$20,242

American Funds Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$48	Unrealized depreciation*	$82
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	103	Unrealized depreciation on open forward currency contracts	459
Forward currency	Currency	Receivables for closed forward currency contracts	18	Payables for closed forward currency contracts	4
Swap (centrally cleared)	Interest	Unrealized appreciation*	7	Unrealized depreciation*	654
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	80
			$176		$1,279

Refer to the end of the tables for footnotes.

American Funds Insurance Series	289

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$367	Net unrealized depreciation on futures contracts	$(115)
Forward currency	Currency	Net realized loss on forward currency contracts	(537)	Net unrealized depreciation on forward currency contracts	(167)
Swap	Interest	Net realized gain on swap contracts	198	Net unrealized depreciation on swap contracts	(410)
Swap	Credit	Net realized gain on swap contracts	48	Net unrealized depreciation on swap contracts	(78)
			$76		$(770)

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$11,018	Unrealized depreciation*	$25,935
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	293	Unrealized depreciation on open forward currency contracts	470
Forward currency	Currency	Receivables for closed forward currency contracts	75	Payables for closed forward currency contracts	576
Swap (centrally cleared)	Interest	Unrealized appreciation*	13,225	Unrealized depreciation*	2,838
Swap (centrally cleared)	Credit	Unrealized appreciation*	8,754	Unrealized depreciation*	—
			$33,365		$29,819

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(59,525)	Net unrealized depreciation on futures contracts	$(14,940)
Forward currency	Currency	Net realized gain on forward currency contracts	1,385	Net unrealized appreciation on forward currency contracts	178
Swap	Interest	Net realized gain on swap contracts	25,750	Net unrealized appreciation on swap contracts	21,372
Swap	Credit	Net realized gain on swap contracts	2,556	Net unrealized appreciation on swap contracts	8,680
			$(29,834)		$15,290

Refer to the end of the tables for footnotes.

290	American Funds Insurance Series

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$933	Unrealized depreciation*	$2,216
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	6,655	Unrealized depreciation on open forward currency contracts	4,636
Forward currency	Currency	Receivables for closed forward currency contracts	32	Payables for closed forward currency contracts	1,476
Swap (centrally cleared)	Interest	Unrealized appreciation*	33	Unrealized depreciation*	9,273
Swap (centrally cleared)	Credit	Unrealized appreciation*	3,014	Unrealized depreciation*	—
			$10,667		$17,601

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,835)	Net unrealized depreciation on futures contracts	$(1,107)
Forward currency	Currency	Net realized loss on forward currency contracts	(15,990)	Net unrealized appreciation on forward currency contracts	1,537
Swap	Interest	Net realized gain on swap contracts	1,384	Net unrealized depreciation on swap contracts	(5,384)
Swap	Credit	Net realized gain on swap contracts	675	Net unrealized appreciation on swap contracts	3,096
			$(17,766)		$(1,858)

American High-Income Trust

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$73	Unrealized depreciation*	$—
Swap (centrally cleared)	Credit	Unrealized appreciation*	421	Unrealized depreciation*	—
			$494		$—

		Net realized gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,276	Net unrealized appreciation on futures contracts	$284
Swap	Credit	Net realized gain on swap contracts	326	Net unrealized appreciation on swap contracts	414
			$1,602		$698

Refer to the end of the tables for footnotes.

American Funds Insurance Series	291

American Funds Mortgage Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$40	Unrealized depreciation*	$134
Swap (centrally cleared)	Interest	Unrealized appreciation*	670	Unrealized depreciation*	—
			$710		$134

		Net realized (loss) gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,437)	Net unrealized depreciation on futures contracts	$(98)
Swap	Interest	Net realized gain on swap contracts	3,125	Net unrealized depreciation on swap contracts	(1,705)
			$1,688		$(1,803)

U.S. Government Securities Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$11,906	Unrealized depreciation*	$17,662
Swap (centrally cleared)	Interest	Unrealized appreciation*	23,368	Unrealized depreciation*	16,563
			$35,274		$34,225

		Net realized (loss) gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures contracts	$(24,700)	Net unrealized depreciation on futures contracts	$(6,365)
Swap	Interest	Net realized gain on swap contracts	21,128	Net unrealized depreciation on swap contracts	(9,288)
			$(3,572)		$(15,653)

Managed Risk Growth Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$424	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	268	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	10,060	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(105)
			$10,752		$(105)

Refer to the end of the tables for footnotes.

292	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,451)	Net unrealized appreciation on investments in unaffiliated issuers	$1,424
Futures	Currency	Net realized gain on futures contracts	612	Net unrealized appreciation on futures contracts	292
Futures	Equity	Net realized gain on futures contracts	24,631	Net unrealized appreciation on futures contracts	11,276
Futures	Interest	Net realized loss on futures contracts	(10,316)	Net unrealized depreciation on futures contracts	(6)
			$11,476		$12,986

Managed Risk International Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$591	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	—	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	1,136	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(48)
			$1,727		$(48)

		Net realized (loss) gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(910)	Net unrealized appreciation on investments in unaffiliated issuers	$948
Futures	Currency	Net realized gain on futures contracts	—	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized gain on futures contracts	7,974	Net unrealized appreciation on futures contracts	22
Futures	Interest	Net realized loss on futures contracts	(2,349)	Net unrealized appreciation on futures contracts	1,449
			$4,715		$2,419

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$842	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	144	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	3,774	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(70)
			$4,760		$(70)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	293

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(2,423)	Net unrealized appreciation on investments in unaffiliated issuers	$1,000
Futures	Currency	Net realized gain on futures contracts	186	Net unrealized appreciation on futures contracts	149
Futures	Equity	Net realized gain on futures contracts	9,391	Net unrealized appreciation on futures contracts	3,844
Futures	Interest	Net realized loss on futures contracts	(5,062)	Net unrealized depreciation on futures contracts	(42)
			$2,092		$4,951

Managed Risk Growth-Income Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$11,543	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	1,057	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	26,222	Unrealized depreciation*	(16)
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(524)
			$38,822		$(540)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(28,252)	Net unrealized appreciation on investments in unaffiliated issuers	$19,619
Futures	Currency	Net realized gain on futures contracts	1,821	Net unrealized appreciation on futures contracts	1,066
Futures	Equity	Net realized gain on futures contracts	41,017	Net unrealized appreciation on futures contracts	26,824
Futures	Interest	Net realized loss on futures contracts	(34,975)	Net unrealized depreciation on futures contracts	(463)
			$(20,389)		$47,046

Managed Risk Asset Allocation Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$1,138	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	651	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	23,290	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(371)
			$25,079		$(371)

Refer to the end of the tables for footnotes.

294	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,697)	Net unrealized appreciation on investments in unaffiliated issuers	$781
Futures	Currency	Net realized gain on futures contracts	1,188	Net unrealized appreciation on futures contracts	660
Futures	Equity	Net realized gain on futures contracts	28,524	Net unrealized appreciation on futures contracts	23,415
Futures	Interest	Net realized loss on futures contracts	(38,673)	Net unrealized depreciation on futures contracts	(264)
			$(12,658)		$24,592

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
†	Includes options purchased as reported in the fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Standard Chartered Bank	$35	$—	$—	$—	$35
UBS AG	5	—	—	—	5
Total	$40	$—	$—	$—	$40
Liabilities:
Citibank	$1	$—	$—	$—	$1

Refer to the end of the tables for footnote.

American Funds Insurance Series	295

International Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
JPMorgan Chase	$1	$—	$—	$—	$1

American Funds Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$20	$(20)	$—	$—	$—
Barclays Bank PLC	11	—	—	—	11
BNP Paribas	1	(1)	—	—	—
Citibank	74	(1)	—	—	73
Morgan Stanley	14	(14)	—	—	—
Standard Chartered Bank	1	(1)	—	—	—
Total	$121	$(37)	$—	$—	$84
Liabilities:
Bank of America	$44	$(20)	$—	$—	$24
Bank of New York Mellon	1	—	—	—	1
BNP Paribas	282	(1)	—	—	281
Citibank	1	(1)	—	—	—
HSBC Bank	14	—	—	—	14
JPMorgan Chase	3	—	—	—	3
Morgan Stanley	23	(14)	—	—	9
Standard Chartered Bank	95	(1)	—	—	94
Total	$463	$(37)	$—	$—	$426

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$96	$—	$—	$—	$96
Bank of New York Mellon	65	—	—	—	65
Citibank	94	(94)	—	—	—
Standard Chartered Bank	11	—	—	—	11
UBS AG	102	(30)	—	—	72
Total	$368	$(124)	$—	$—	$244
Liabilities:
Citibank	$648	$(94)	$(554)	$—	$—
JPMorgan Chase	323	—	(323)	—	—
Morgan Stanley	45	—	—	—	45
UBS AG	30	(30)	—	—	—
Total	$1,046	$(124)	$(877)	$—	$45

Refer to the end of the tables for footnote.

296	American Funds Insurance Series

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$503	$(503)	$—	$—	$—
BNP Paribas	91	(91)	—	—	—
Citibank	5,133	(2,333)	—	(2,800)	—
Goldman Sachs	27	(27)	—	—	—
HSBC Bank	253	(42)	—	(211)	—
JPMorgan Chase	75	(75)	—	—	—
Morgan Stanley	75	(75)	—	—	—
Standard Chartered Bank	291	—	—	(291)	—
UBS AG	239	(239)	—	—	—
Total	$6,687	$(3,385)	$—	$(3,302)	$—
Liabilities:
Bank of America	$957	$(503)	$(364)	$—	$90
BNP Paribas	712	(91)	(585)	—	36
Citibank	2,333	(2,333)	—	—	—
Goldman Sachs	477	(27)	(450)	—	—
HSBC Bank	42	(42)	—	—	—
JPMorgan Chase	788	(75)	(659)	—	54
Morgan Stanley	269	(75)	(194)	—	—
UBS AG	534	(239)	(295)	—	—
Total	$6,112	$(3,385)	$(2,547)	$—	$180

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2022, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$353	$634	$64
Growth Fund	318	22	22
New World Fund	175	99	14
Growth-Income Fund	3,322	472	292
International Growth and Income Fund	430	104	35
Asset Allocation Fund	32	106	9

American Funds Insurance Series	297

The reclaims and interest are included in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2021:
Undistributed ordinary income	$35,090	$155,910	$575,141	$91,536	$79,588	$436,702
Undistributed long-term capital gains	815,909	935,195	4,457,096	955,085	247,561	1,827,154
As of June 30, 2022:
Gross unrealized appreciation on investments	2,448,406	597,292	12,379,772	1,198,573	706,493	1,823,766
Gross unrealized depreciation on investments	(638,501)	(427,229)	(2,828,654)	(840,515)	(322,914)	(598,946)
Net unrealized appreciation (depreciation) on investments	1,809,905	170,063	9,551,118	358,058	383,579	1,224,820
Cost of investments	5,058,986	2,826,529	21,593,126	6,517,811	2,807,027	8,113,297

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2021:
Undistributed ordinary income	$66,586	$578,031	$753	$7,363	$333,342	$282
Late year ordinary loss deferral*	—	—	—	—	—	(110)
Undistributed long-term capital gains	354,484	2,984,322	145,163	—	2,509,013	1,947
Capital loss carryforward†	—	—	—	(20,560)	—	—
As of June 30, 2022:
Gross unrealized appreciation on investments	376,239	10,839,281	28,959	149,820	5,492,943	24,473
Gross unrealized depreciation on investments	(237,923)	(1,593,886)	(53,837)	(56,954)	(1,818,032)	(33,439)
Net unrealized appreciation (depreciation) on investments	138,316	9,245,395	(24,878)	92,866	3,674,911	(8,966)
Cost of investments	1,601,901	23,683,846	316,947	1,055,905	22,499,906	389,620

Refer to the end of the tables for footnotes.

298	American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2021:
Undistributed ordinary income	$95,270	$4,353	$9,517	$499	$—	$7,641
Undistributed long-term capital gains	97,219	26,459	—	—	—	—
Capital loss carryforward†	—	—	(247,812)	(496)	(1)	(14,302)
As of June 30, 2022:
Gross unrealized appreciation on investments	59,647	13,030	23,164	1,110	14	40,623
Gross unrealized depreciation on investments	(807,938)	(286,726)	(133,062)	(2,819)	(89)	(96,426)
Net unrealized appreciation (depreciation) on investments	(748,291)	(273,696)	(109,898)	(1,709)	(75)	(55,803)
Cost of investments	13,481,793	1,887,532	945,135	140,652	416,305	2,270,134

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2021:
Undistributed ordinary income	$1,846	$3,367	$3,923	$23,113	$34,460
Undistributed long-term capital gains	83,454	—	—	50,937	87,163
Capital loss carryforward†	—	(12,234)	(23,718)	—	—
As of June 30, 2022:
Gross unrealized appreciation on investments	10,369	1,527	3,992	29,568	23,941
Gross unrealized depreciation on investments	(129,403)	(35,664)	(53,343)	(150,797)	(159,840)
Net unrealized appreciation (depreciation) on investments	(119,034)	(34,137)	(49,351)	(121,229)	(135,899)
Cost of investments	580,496	164,663	365,091	2,259,173	2,397,331

*	This deferral is considered incurred in the subsequent year.
†	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,651	$361,119	$377,770	$23,870	$193,074	$216,944
Class 1A	67	1,617	1,684	55	645	700
Class 2	15,933	386,947	402,880	15,210	221,402	236,612
Class 4	2,452	66,240	68,692	1,339	30,748	32,087

Total	$35,103	$815,923	$851,026	$40,474	$445,869	$486,343

American Funds Insurance Series	299

Global Small Capitalization Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$47,544	$285,173	$332,717	$—	$55,655	$55,655
Class 1A	209	1,252	1,461	—	39	39
Class 2	94,748	568,298	663,046	—	60,246	60,246
Class 4	13,417	80,475	93,892	—	7,215	7,215
Total	$155,918	$935,198	$1,091,116	$—	$123,155	$123,155

Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$252,019	$1,912,725	$2,164,744	$181,380	$2,073,422	$2,254,802
Class 1A	3,042	23,411	26,453	701	9,031	9,732
Class 2	274,301	2,152,577	2,426,878	167,439	2,610,409	2,777,848
Class 3	3,618	28,163	31,781	2,435	35,107	37,542
Class 4	42,175	340,245	382,420	17,483	340,551	358,034
Total	$575,155	$4,457,121	$5,032,276	$369,438	$5,068,520	$5,437,958

International Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$44,035	$448,918	$492,953	$131,730	$—	$131,730
Class 1A	133	1,398	1,531	281	—	281
Class 2	42,435	450,228	492,663	105,815	—	105,815
Class 3	209	2,195	2,404	545	—	545
Class 4	4,760	52,350	57,110	10,725	—	10,725
Total	$91,572	$955,089	$1,046,661	$249,096	$—	$249,096

New World Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$42,143	$129,123	$171,266	$26,785	$78,257	$105,042
Class 1A	232	724	956	77	273	350
Class 2	19,672	61,661	81,333	9,450	36,498	45,948
Class 4	17,555	56,063	73,618	5,794	28,566	34,360
Total	$79,602	$247,571	$327,173	$42,106	$143,594	$185,700

300	American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$256,710	$1,068,126	$1,324,836	$104,666	$—	$104,666
Class 1A	2,492	10,665	13,157	2,211	—	2,211
Class 2	131,174	551,636	682,810	46,652	—	46,652
Class 4	46,410	196,768	243,178	12,620	—	12,620
Total	$436,786	$1,827,195	$2,263,981	$166,149	$—	$166,149

Capital World Growth and Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$20,817	$109,599	$130,416	$14,543	$16,997	$31,540
Class 1A	223	1,188	1,411	99	67	166
Class 2	38,548	205,827	244,375	20,948	29,988	50,936
Class 4	7,015	37,875	44,890	3,094	4,436	7,530
Total	$66,603	$354,489	$421,092	$38,684	$51,488	$90,172

Growth-Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$344,468	$1,754,172	$2,098,640	$328,564	$239,575	$568,139
Class 1A	472	2,464	2,936	308	185	493
Class 2	204,025	1,071,265	1,275,290	164,258	145,765	310,023
Class 3	2,195	11,428	13,623	1,864	1,578	3,442
Class 4	26,915	145,017	171,932	16,599	16,418	33,017
Total	$578,075	$2,984,346	$3,562,421	$511,593	$403,521	$915,114

International Growth and Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16	$6,104	$6,120	$4,585	$—	$4,585
Class 1A	12	2,108	2,120	140	—	140
Class 2	459	81,276	81,735	6,218	—	6,218
Class 4	267	55,677	55,944	3,589	—	3,589
Total	$754	$145,165	$145,919	$14,532	$—	$14,532

Capital Income Builder

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,604	$—	$6,604	$16,222	$—	$16,222
Class 1A	99	—	99	218	—	218
Class 2	129	—	129	315	—	315
Class 4	4,982	—	4,982	13,009	—	13,009
Total	$11,814	$—	$11,814	$29,764	$—	$29,764

American Funds Insurance Series	301

Asset Allocation Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$207,234	$1,525,081	$1,732,315	$424,814	$579,353	$1,004,167
Class 1A	275	2,098	2,373	423	457	880
Class 2	57,602	440,697	498,299	108,045	154,751	262,796
Class 3	385	2,914	3,299	717	976	1,693
Class 4	67,986	538,249	606,235	107,752	164,028	271,780
Total	$333,482	$2,509,039	$2,842,521	$641,751	$899,565	$1,541,316

American Funds Global Balanced Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$72	$498	$570	$1,680	$6,058	$7,738
Class 1A	2	13	15	45	189	234
Class 2	123	850	973	2,431	10,638	13,069
Class 4	85	589	674	1,305	6,901	8,206
Total	$282	$1,950	$2,232	$5,461	$23,786	$29,247

The Bond Fund of America

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$60,944	$60,668	$121,612	$301,454	$133,858	$435,312
Class 1A	1,716	1,700	3,416	408	193	601
Class 2	26,337	27,763	54,100	138,464	69,578	208,042
Class 4	6,423	7,113	13,536	28,710	14,777	43,487
Total	$95,420	$97,244	$192,664	$469,036	$218,406	$687,442

Capital World Bond Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,151	$11,752	$13,903	$34,401	$10,279	$44,680
Class 1A	3	20	23	34	7	41
Class 2	2,087	13,752	15,839	33,715	10,855	44,570
Class 4	120	945	1,065	1,845	612	2,457
Total	$4,361	$26,469	$30,830	$69,995	$21,753	$91,748

302	American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,597	$—	$2,597	$11,054	$—	$11,054
Class 1A	12	—	12	59	—	59
Class 2	6,029	—	6,029	28,636	—	28,636
Class 3	95	—	95	429	—	429
Class 4	790	—	790	3,238	—	3,238
Total	$9,523	$—	$9,523	$43,416	$—	$43,416

American Funds Mortgage Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$6,294	$3,087	$9,381
Class 1A	9	—	9	39	18	57
Class 2	283	—	283	1,448	784	2,232
Class 4	207	—	207	936	551	1,487
Total	$499	$—	$499	$8,717	$4,440	$13,157

U.S. Government Securities Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,291	$—	$1,291	$30,987	$9,355	$40,342
Class 1A	17	—	17	389	129	518
Class 2	5,451	—	5,451	108,143	36,124	144,267
Class 3	39	—	39	714	234	948
Class 4	855	—	855	17,596	6,057	23,653
Total	$7,653	$—	$7,653	$157,829	$51,899	$209,728

Managed Risk Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$41	$1,634	$1,675	$106	$409	$515
Class P2	1,808	81,821	83,629	3,159	23,710	26,869
Total	$1,849	$83,455	$85,304	$3,265	$24,119	$27,384

Managed Risk International Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$52	$—	$52	$14	$—	$14
Class P2	3,316	—	3,316	917	—	917
Total	$3,368	$—	$3,368	$931	$—	$931

American Funds Insurance Series	303

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$33	$—	$33	$40	$—	$40
Class P2	3,892	—	3,892	5,979	—	5,979
Total	$3,925	$—	$3,925	$6,019	$—	$6,019

Managed Risk Growth-Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$20,311	$44,484	$64,795	$30,716	$29,380	$60,096
Class P2	2,809	6,461	9,270	3,713	4,359	8,072
Total	$23,120	$50,945	$74,065	$34,429	$33,739	$68,168

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$104	$254	$358	$114	$—	$114
Class P2	34,364	86,918	121,282	38,113	—	38,113
Total	$34,468	$87,172	$121,640	$38,227	$—	$38,227

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

304	American Funds Insurance Series

The series’ board of trustees approved a revised investment advisory and services agreement effective May 1, 2022. The revised agreement provides investment advisory services fees based on revised annual rates and net asset levels for some of the funds. The following table discloses the annual rates and net asset levels before and after the revised contract became effective:

	Prior to May 1, 2022				Effective May 1, 2022
			Net asset levels				Net asset levels
	Rates		(in billions)		Rates		(in billions)
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.690%	.445%	$.6	$8.0	.475%	.435%	$15.0	$15.0
Global Small Capitalization Fund	.800	.635	.6	5.0	.647	.615	15.0	15.0
Growth Fund	.500	.280	.6	34.0	.500	.275	.6	44.0
International Fund	.690	.430	.5	21.0	.478	.430	15.0	21.0
New World Fund	.850	.580	.5	4.0	.577	.510	15.0	15.0
Washington Mutual Investors Fund	.500	.350	.6	10.5	.374	.350	15.0	15.0
Capital World Growth and Income Fund	.690	.480	.6	3.0	.475	.435	15.0	15.0
Growth-Income Fund	.500	.219	.6	34.0	.500	.217	.6	44.0
International Growth and Income Fund	.690	.500	.5	1.5	.478	.450	15.0	15.0
Capital Income Builder	.500	.410	.6	1.0	.357	.330	15.0	15.0
Asset Allocation Fund	.500	.240	.6	21.0	.500	.236	.6	34.0
American Funds Global Balanced Fund	.660	.510	.5	1.0	.446	.420	15.0	15.0
The Bond Fund of America	.480	.320	.6	13.0	.352	.320	15.0	15.0
Capital World Bond Fund	.570	.450	1.0	3.0	.431	.360	15.0	15.0
American High-Income Trust	.500	.420	.6	2.0	.404	.386	15.0	15.0
American Funds Mortgage Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.257	.242	15.0	15.0
U.S. Government Securities Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2022, CRMC waived $1,000 in fees for Growth Fund in advance of the revised investment advisory and service agreement that became effective May 1, 2022. CRMC also waived a portion of its investment advisory services fees for the following funds based on the rates listed:

Fund	Waiver rates prior to May 1, 2022	Waiver rates effective May 1, 2022
Global Growth Fund	Not applicable	.11%
Global Small Capitalization Fund	Not applicable	.05
New World Fund	.18%	.07
Washington Mutual Investors Fund	.16	.11
Capital World Growth and Income Fund	.23	.14
International Growth and Income Fund	.14	.01
Capital Income Builder	.25	.14
American Funds Global Balanced Fund	Not applicable	.01
The Bond Fund of America	.19	.19
Capital World Bond Fund	.10	.10
American High-Income Trust	.19	.14
American Funds Mortgage Fund	.21	.12
U.S. Government Securities Fund	.16	.12
Managed Risk Growth Fund	.05	.05
Managed Risk International Fund	.05	.05
Managed Risk Washington Mutual Investors Fund	.05	.05
Managed Risk Growth-Income Fund	.05	.05
Managed Risk Asset Allocation Fund	.05	.05

The waiver rates for each fund, except Growth Fund, will be in effect through at least May 1, 2023, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2022, total investment advisory services fees waived by CRMC were $30,987,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	305

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

					For the	For the
					six months	six months
			Net asset level		ended	ended
	Rates		(in billions)		June 30,	June 30,
	Beginning	Ending		In excess	2022,	2022,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.493%	.460%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.686	.671
Growth Fund	.500	.275	.6	44.0	.311	.311
International Fund	.478	.430	15.0	21.0	.492	.492
New World Fund	.577	.510	15.0	15.0	.656	.510
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.381	.227
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.556	.363
Growth-Income Fund	.500	.217	.6	44.0	.252	.252
International Growth and Income Fund	.478	.450	15.0	15.0	.624	.453
Capital Income Builder	.357	.330	15.0	15.0	.433	.220
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.593	.590
The Bond Fund of America	.352	.320	15.0	15.0	.356	.166
Capital World Bond Fund	.431	.360	15.0	15.0	.505	.436
American High-Income Trust	.404	.386	15.0	15.0	.459	.285
American Funds Mortgage Fund	.295	.280	15.0	15.0	.385	.200
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.297	.297
U.S. Government Securities Fund	.295	.280	15.0	15.0	.340	.193
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

306	American Funds Insurance Series

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$531
Class 1A	$—	$19	2
Class 2	4,667	Not applicable	560
Class 4	783	783	94
Total class-specific expenses	$5,450	$802	$1,187

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$167
Class 1A	$—	$6	1
Class 2	2,587	Not applicable	311
Class 4	361	361	43
Total class-specific expenses	$2,948	$367	$522

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,397
Class 1A	$—	$167	20
Class 2	22,593	Not applicable	2,711
Class 3	221	Not applicable	37
Class 4	3,412	3,413	410
Total class-specific expenses	$26,226	$3,580	$5,575

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$553
Class 1A	$—	$14	2
Class 2	4,574	Not applicable	549
Class 3	17	Not applicable	3
Class 4	516	516	62
Total class-specific expenses	$5,107	$530	$1,169

American Funds Insurance Series	307

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$288
Class 1A	$—	$13	2
Class 2	1,127	Not applicable	135
Class 4	993	993	119
Total class-specific expenses	$2,120	$1,006	$544

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$905
Class 1A	$—	$167	20
Class 2	3,862	Not applicable	464
Class 4	1,312	1,312	157
Total class-specific expenses	$5,174	$1,479	$1,546

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$92
Class 1A	$—	$8	1
Class 2	1,445	Not applicable	174
Class 4	252	252	30
Total class-specific expenses	$1,697	$260	$297

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,290
Class 1A	$—	$37	4
Class 2	16,649	Not applicable	1,998
Class 3	130	Not applicable	22
Class 4	2,170	2,170	260
Total class-specific expenses	$18,949	$2,207	$5,574

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$6	1
Class 2	231	Not applicable	28
Class 4	152	152	18
Total class-specific expenses	$383	$158	$49

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$84
Class 1A	$—	$12	1
Class 2	15	Not applicable	2
Class 4	683	683	82
Total class-specific expenses	$698	$695	$169

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,539
Class 1A	$—	$28	4
Class 2	6,085	Not applicable	730
Class 3	29	Not applicable	5
Class 4	7,234	7,234	868
Total class-specific expenses	$13,348	$7,262	$4,146

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$16
Class 1A	$—	$4	—	*
Class 2	229	Not applicable	28
Class 4	154	154	18
Total class-specific expenses	$383	$158	$62

Refer to the end of the tables for footnote.

308	American Funds Insurance Series

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,113
Class 1A	$—	$88	10
Class 2	4,207	Not applicable	505
Class 4	1,041	1,040	125
Total class-specific expenses	$5,248	$1,128	$1,753

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$120
Class 1A	$—	$2	—	*
Class 2	1,133	Not applicable	136
Class 4	75	75	9
Total class-specific expenses	$1,208	$77	$265

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$37
Class 1A	$—	$1	—	*
Class 2	763	Not applicable	92
Class 3	9	Not applicable	1
Class 4	102	102	12
Total class-specific expenses	$874	$103	$142

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$2	—	*
Class 2	67	Not applicable	8
Class 4	51	51	6
Total class-specific expenses	$118	$53	$17

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7
Class 1A	$—	$—	—	*
Class 2	329	Not applicable	39
Class 3	4	Not applicable	1
Class 4	77	77	9
Total class-specific expenses	$410	$77	$56

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$44
Class 1A	$—	$5	1
Class 2	1,582	Not applicable	190
Class 3	8	Not applicable	1
Class 4	271	271	32
Total class-specific expenses	$1,861	$276	$268

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$13
Class P2	$637	637
Total class-specific expenses	$637	$650

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$180	180
Total class-specific expenses	$180	$183

Refer to the end of the tables for footnote.

American Funds Insurance Series	309

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$423	423
Total class-specific expenses	$423	$426

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,600
Class P2	$376	376
Total class-specific expenses	$376	$2,976

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$9
Class P2	$3,130	3,130
Total class-specific expenses	$3,130	$3,139

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2022, total fees and expenses reimbursed by CRMC were $1,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

310	American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

			Decrease in value of	Total trustees’
Fund	Current fees		deferred amounts	compensation
Global Growth Fund	$12		$(10)	$2
Global Small Capitalization Fund	6		(4)	2
Growth Fund	59		(47)	12
International Fund	12		(10)	2
New World Fund	6		(5)	1
Washington Mutual Investors Fund	15		(14)	1
Capital World Growth and Income Fund	3		(3)	—	*
Growth-Income Fund	56		(48)	8
International Growth and Income Fund	1		— *	1
Capital Income Builder	2		(2)	—	*
Asset Allocation Fund	41		(37)	4
American Funds Global Balanced Fund	1		(1)	—	*
The Bond Fund of America	18		(16)	2
Capital World Bond Fund	3		(2)	1
American High-Income Trust	1		(1)	—	*
American Funds Mortgage Fund	—	*	— *	—	*
Ultra-Short Bond Fund	—	*	— *	—	*
U.S. Government Securities Fund	3		(2)	1
Managed Risk Growth Fund	1		(1)	—	*
Managed Risk International Fund	—	*	— *	—	*
Managed Risk Washington Mutual Investors Fund	—	*	— *	—	*
Managed Risk Growth-Income Fund	3		(3)	—	*
Managed Risk Asset Allocation Fund	3		(3)	—	*

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Insurance Series	311

The following table presents purchase and sale transactions between each fund and related funds, and net realized loss or gain from such sales, if any, as of June 30, 2022 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	(loss) gain
Global Growth Fund	$24,133	$58,043	$(17,383)
Global Small Capitalization Fund	46,217	22,871	6,008
Growth Fund	142,908	202,076	50,416
International Fund	32,016	108,702	(19,737)
New World Fund	22,145	39,739	2,871
Washington Mutual Investors Fund	58,558	50,125	(7,063)
Capital World Growth and Income Fund	20,398	24,276	(47)
Growth-Income Fund	234,608	237,623	40,250
International Growth and Income Fund	1,956	2,147	(112)
Capital Income Builder	6,219	6,738	754
Asset Allocation Fund	170,065	89,729	(1,046)
American Funds Global Balanced Fund	2,516	2,384	390
The Bond Fund of America	1,289	4,841	(631)
Capital World Bond Fund	58	8,678	(127)
American High-Income Trust	57	15,977	(14)

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2022.

312	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$273,862	7,524	$377,769	11,989	$(284,167)	(7,787)	$367,464	11,726
Class 1A	1,562	43	1,684	53	(642)	(17)	2,604	79
Class 2	69,775	1,930	402,881	12,959	(133,903)	(3,589)	338,753	11,300
Class 4	57,684	1,572	68,692	2,232	(37,597)	(1,036)	88,779	2,768
Total net increase (decrease)	$402,883	11,069	$851,026	27,233	$(456,309)	(12,429)	$797,600	25,873

Year ended December 31, 2021

Class 1	$683,154	15,421	$216,944	5,062	$(307,264)	(6,960)	$592,834	13,523
Class 1A	6,731	151	700	17	(2,591)	(58)	4,840	110
Class 2	69,770	1,607	236,612	5,601	(588,817)	(13,514)	(282,435)	(6,306)
Class 4	167,855	3,876	32,087	766	(48,523)	(1,127)	151,419	3,515
Total net increase (decrease)	$927,510	21,055	$486,343	11,446	$(947,195)	(21,659)	$466,658	10,842

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$111,112	4,411	$331,498	19,030	$(458,899)	(14,826)	$(16,289)	8,615
Class 1A	666	23	1,461	85	(95)	(4)	2,032	104
Class 2	88,158	3,511	663,046	40,307	(40,790)	(1,629)	710,414	42,189
Class 4	40,538	1,605	93,892	5,707	(21,262)	(857)	113,168	6,455
Total net increase (decrease)	$240,474	9,550	$1,089,897	65,129	$(521,046)	(17,316)	$809,325	57,363

Year ended December 31, 2021

Class 1	$216,763	6,235	$55,510	1,581	$(1,077,292)	(31,128)	$(805,019)	(23,312)
Class 1A	4,095	118	39	1	(153)	(4)	3,981	115
Class 2	59,596	1,785	60,246	1,778	(374,611)	(11,071)	(254,769)	(7,508)
Class 4	89,704	2,662	7,215	212	(30,621)	(901)	66,298	1,973
Total net increase (decrease)	$370,158	10,800	$123,010	3,572	$(1,482,677)	(43,104)	$(989,509)	(28,732)

Refer to the end of the tables for footnote.

American Funds Insurance Series	313

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$1,418,602	14,319	$2,160,726	25,260	$(1,966,844)	(17,733)	$1,612,484	21,846
Class 1A	115,655	1,164	26,453	312	(12,579)	(146)	129,529	1,330
Class 2	329,809	3,246	2,426,880	28,730	(942,383)	(8,773)	1,814,306	23,203
Class 3	732	8	31,781	368	(17,151)	(161)	15,362	215
Class 4	219,002	2,173	382,419	4,638	(124,223)	(1,212)	477,198	5,599
Total net increase (decrease)	$2,083,800	20,910	$5,028,259	59,308	$(3,063,180)	(28,025)	$4,048,879	52,193

Year ended December 31, 2021

Class 1	$2,916,865	22,963	$2,251,516	19,653	$(2,207,142)	(17,684)	$2,961,239	24,932
Class 1A	68,640	560	9,733	86	(25,312)	(198)	53,061	448
Class 2	432,245	3,495	2,777,848	24,558	(3,289,822)	(26,755)	(79,729)	1,298
Class 3	1,972	15	37,541	326	(37,449)	(298)	2,064	43
Class 4	553,762	4,582	358,034	3,232	(224,958)	(1,864)	686,838	5,950
Total net increase (decrease)	$3,973,484	31,615	$5,434,672	47,855	$(5,784,683)	(46,799)	$3,623,473	32,671

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$189,487	9,858	$492,954	29,203	$(776,461)	(35,444)	$(94,020)	3,617
Class 1A	1,330	67	1,531	91	(279)	(15)	2,582	143
Class 2	121,066	6,076	492,662	29,343	(172,369)	(8,901)	441,359	26,518
Class 3	46	2	2,404	142	(724)	(37)	1,726	107
Class 4	44,120	2,249	57,111	3,457	(29,344)	(1,562)	71,887	4,144
Total net increase (decrease)	$356,049	18,252	$1,046,662	62,236	$(979,177)	(45,959)	$423,534	34,529

Year ended December 31, 2021

Class 1	$366,681	15,339	$131,729	5,782	$(1,253,303)	(51,135)	$(754,893)	(30,014)
Class 1A	4,570	192	281	13	(2,479)	(103)	2,372	102
Class 2	264,867	11,161	105,815	4,673	(502,502)	(20,818)	(131,820)	(4,984)
Class 3	125	5	546	24	(3,534)	(146)	(2,863)	(117)
Class 4	95,888	4,069	10,725	480	(51,434)	(2,169)	55,179	2,380
Total net increase (decrease)	$732,131	30,766	$249,096	10,972	$(1,813,252)	(74,371)	$(832,025)	(32,633)

Refer to the end of the tables for footnote.

314	American Funds Insurance Series

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$45,979	1,663	$171,266	7,136	$(285,724)	(9,475)	$(68,479)	(676)
Class 1A	1,018	36	956	41	(427)	(16)	1,547	61
Class 2	43,469	1,599	81,333	3,433	(89,598)	(3,176)	35,204	1,856
Class 4	102,955	3,913	73,618	3,136	(73,328)	(2,849)	103,245	4,200
Total net increase (decrease)	$193,421	7,211	$327,173	13,746	$(449,077)	(15,516)	$71,517	5,441

Year ended December 31, 2021

Class 1	$180,001	5,517	$104,795	3,183	$(165,865)	(5,053)	$118,931	3,647
Class 1A	14,137	436	350	11	(21,114)	(642)	(6,627)	(195)
Class 2	82,347	2,547	45,947	1,410	(159,868)	(4,915)	(31,574)	(958)
Class 4	135,084	4,224	34,360	1,061	(74,083)	(2,295)	95,361	2,990
Total net increase (decrease)	$411,569	12,724	$185,452	5,665	$(420,930)	(12,905)	$176,091	5,484

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$170,655	10,953	$1,318,644	99,146	$(631,285)	(37,687)	$858,014	72,412
Class 1A	27,315	1,793	13,158	997	(122,921)	(7,521)	(82,448)	(4,731)
Class 2	23,873	1,497	682,809	52,323	(246,841)	(15,113)	459,841	38,707
Class 4	140,004	8,625	243,178	18,822	(99,844)	(6,147)	283,338	21,300
Total net increase (decrease)	$361,847	22,868	$2,257,789	171,288	$(1,100,891)	(66,468)	$1,518,745	127,688

Year ended December 31, 2021

Class 1	$740,227	42,419	$104,068	6,017	$(1,150,862)	(70,448)	$(306,567)	(22,012)
Class 1A	128,020	7,779	2,211	129	(4,020)	(244)	126,211	7,664
Class 2	51,950	3,263	46,652	2,739	(508,810)	(31,581)	(410,208)	(25,579)
Class 4	156,222	9,709	12,620	746	(66,538)	(4,145)	102,304	6,310
Total net increase (decrease)	$1,076,419	63,170	$165,551	9,631	$(1,730,230)	(106,418)	$(488,260)	(33,617)

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$156,039	10,673	$126,337	10,011	$(271,686)	(16,130)	$10,690	4,554
Class 1A	1,016	61	1,412	112	(206)	(13)	2,222	160
Class 2	8,074	517	244,375	19,426	(80,834)	(5,060)	171,615	14,883
Class 4	15,715	1,031	44,890	3,658	(11,105)	(711)	49,500	3,978
Total net increase (decrease)	$180,844	12,282	$417,014	33,207	$(363,831)	(21,914)	$234,027	23,575

Year ended December 31, 2021

Class 1	$171,552	9,531	$30,555	1,698	$(117,328)	(6,578)	$84,779	4,651
Class 1A	4,092	231	166	9	(605)	(34)	3,653	206
Class 2	21,440	1,205	50,935	2,838	(216,241)	(12,206)	(143,866)	(8,163)
Class 4	49,326	2,833	7,530	427	(16,390)	(939)	40,466	2,321
Total net increase (decrease)	$246,410	13,800	$89,186	4,972	$(350,564)	(19,757)	$(14,968)	(985)

Refer to the end of the tables for footnote.

American Funds Insurance Series	315

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$983,994	17,287	$2,096,076	38,989	$(2,268,124)	(37,172)	$811,946	19,104
Class 1A	2,189	36	2,936	55	(670)	(11)	4,455	80
Class 2	66,467	1,141	1,275,290	24,099	(803,795)	(13,518)	537,962	11,722
Class 3	362	7	13,623	253	(8,613)	(141)	5,372	119
Class 4	105,911	1,821	171,931	3,299	(79,148)	(1,352)	198,694	3,768
Total net increase (decrease)	$1,158,923	20,292	$3,559,856	66,695	$(3,160,350)	(52,194)	$1,558,429	34,793

Year ended December 31, 2021

Class 1	$778,306	12,603	$567,351	8,928	$(3,472,494)	(56,343)	$(2,126,837)	(34,812)
Class 1A	14,065	224	493	8	(2,433)	(39)	12,125	193
Class 2	143,239	2,361	310,023	4,964	(2,027,406)	(33,135)	(1,574,144)	(25,810)
Class 3	1,007	16	3,442	54	(23,575)	(379)	(19,126)	(309)
Class 4	302,016	4,995	33,018	536	(132,399)	(2,191)	202,635	3,340
Total net increase (decrease)	$1,238,633	20,199	$914,327	14,490	$(5,658,307)	(92,087)	$(3,505,347)	(57,398)

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$1,807	106	$6,120	644	$(16,055)	(867)	$(8,128)	(117)
Class 1A	559	34	2,120	228	(778)	(44)	1,901	218
Class 2	4,942	323	81,734	8,827	(12,548)	(849)	74,128	8,301
Class 4	13,542	835	55,945	6,134	(6,965)	(454)	62,522	6,515
Total net increase (decrease)	$20,850	1,298	$145,919	15,833	$(36,346)	(2,214)	$130,423	14,917

Year ended December 31, 2021

Class 1	$48,015	2,368	$4,294	210	$(1,169,382)	(59,936)	$(1,117,073)	(57,358)
Class 1A	2,986	152	141	7	(561)	(28)	2,566	131
Class 2	8,004	401	6,218	322	(29,755)	(1,507)	(15,533)	(784)
Class 4	27,229	1,381	3,589	188	(13,127)	(671)	17,691	898
Total net increase (decrease)	$86,234	4,302	$14,242	727	$(1,212,825)	(62,142)	$(1,112,349)	(57,113)

Refer to the end of the tables for footnote.

316	American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$105,918	9,131	$6,605	574	$(59,641)	(5,118)	$52,882	4,587
Class 1A	1,472	127	99	9	(506)	(44)	1,065	92
Class 2	1,275	109	129	11	(694)	(59)	710	61
Class 4	73,501	6,361	4,982	434	(53,679)	(4,680)	24,804	2,115
Total net increase (decrease)	$182,166	15,728	$11,815	1,028	$(114,520)	(9,901)	$79,461	6,855

Year ended December 31, 2021

Class 1	$107,711	9,192	$16,222	1,379	$(252,397)	(21,377)	$(128,464)	(10,806)
Class 1A	2,434	206	218	19	(451)	(39)	2,201	186
Class 2	5,007	428	315	27	(1,572)	(134)	3,750	321
Class 4	70,040	6,029	13,009	1,105	(42,227)	(3,629)	40,822	3,505
Total net increase (decrease)	$185,192	15,855	$29,764	2,530	$(296,647)	(25,179)	$(81,691)	(6,794)

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$695,260	27,254	$1,732,314	73,497	$(1,348,858)	(51,932)	$1,078,716	48,819
Class 1A	1,613	60	2,373	101	(702)	(26)	3,284	135
Class 2	35,471	1,372	498,300	21,432	(320,105)	(12,327)	213,666	10,477
Class 3	97	4	3,299	140	(1,639)	(63)	1,757	81
Class 4	183,834	7,102	606,235	26,278	(200,321)	(7,744)	589,748	25,636
Total net increase (decrease)	$916,275	35,792	$2,842,521	121,448	$(1,871,625)	(72,092)	$1,887,171	85,148

Year ended December 31, 2021

Class 1	$1,077,099	38,077	$1,004,165	35,557	$(4,395,063)	(151,941)	$(2,313,799)	(78,307)
Class 1A	8,925	315	880	31	(1,749)	(63)	8,056	283
Class 2	117,974	4,243	262,797	9,420	(649,009)	(23,286)	(268,238)	(9,623)
Class 3	1,030	36	1,693	60	(2,340)	(83)	383	13
Class 4	687,105	24,820	271,781	9,809	(264,761)	(9,619)	694,125	25,010
Total net increase (decrease)	$1,892,133	67,491	$1,541,316	54,877	$(5,312,922)	(184,992)	$(1,879,473)	(62,624)

Refer to the end of the tables for footnote.

American Funds Insurance Series	317

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$16,606	1,287	$570	43	$(19,200)	(1,441)	$(2,024)	(111)
Class 1A	141	11	15	1	(749)	(54)	(593)	(42)
Class 2	1,967	144	973	74	(14,390)	(1,068)	(11,450)	(850)
Class 4	5,702	425	674	53	(7,031)	(529)	(655)	(51)
Total net increase (decrease)	$24,416	1,867	$2,232	171	$(41,370)	(3,092)	$(14,722)	(1,054)

Year ended December 31, 2021

Class 1	$9,259	623	$7,739	533	$(40,506)	(2,798)	$(23,508)	(1,642)
Class 1A	925	63	233	16	(252)	(17)	906	62
Class 2	5,621	383	13,069	902	(27,137)	(1,828)	(8,447)	(543)
Class 4	28,503	1,957	8,206	572	(10,476)	(713)	26,233	1,816
Total net increase (decrease)	$44,308	3,026	$29,247	2,023	$(78,371)	(5,356)	$(4,816)	(307)

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$588,890	56,026	$120,763	12,016	$(1,465,423)	(137,787)	$(755,770)	(69,745)
Class 1A	195,922	19,339	3,416	342	(4,771)	(475)	194,567	19,206
Class 2	22,979	2,184	54,100	5,465	(292,960)	(28,458)	(215,881)	(20,809)
Class 4	54,487	5,274	13,536	1,373	(55,263)	(5,377)	12,760	1,270
Total net increase (decrease)	$862,278	82,823	$191,815	19,196	$(1,818,417)	(172,097)	$(764,324)	(70,078)

Year ended December 31, 2021

Class 1	$2,441,954	212,866	$432,376	38,456	$(737,146)	(64,100)	$2,137,184	187,222
Class 1A	5,329	464	601	54	(2,565)	(223)	3,365	295
Class 2	204,371	17,879	208,042	18,765	(302,247)	(26,735)	110,166	9,909
Class 4	240,539	21,228	43,487	3,939	(60,173)	(5,327)	223,853	19,840
Total net increase (decrease)	$2,892,193	252,437	$684,506	61,214	$(1,102,131)	(96,385)	$2,474,568	217,266

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$33,410	3,197	$13,903	1,397	$(171,939)	(15,483)	$(124,626)	(10,889)
Class 1A	156	14	24	3	(232)	(23)	(52)	(6)
Class 2	21,292	1,992	15,838	1,606	(71,774)	(6,686)	(34,644)	(3,088)
Class 4	5,188	483	1,065	109	(4,497)	(433)	1,756	159
Total net increase (decrease)	$60,046	5,686	$30,830	3,115	$(248,442)	(22,625)	$(157,566)	(13,824)

Year ended December 31, 2021

Class 1	$129,119	10,361	$44,414	3,661	$(305,638)	(24,399)	$(132,105)	(10,377)
Class 1A	1,155	95	40	3	(261)	(21)	934	77
Class 2	83,201	6,733	44,570	3,700	(58,585)	(4,813)	69,186	5,620
Class 4	19,357	1,604	2,457	206	(11,624)	(951)	10,190	859
Total net increase (decrease)	$232,832	18,793	$91,481	7,570	$(376,108)	(30,184)	$(51,795)	(3,821)

Refer to the end of the tables for footnote.

318	American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$25,635	2,628	$2,539	271	$(42,117)	(4,252)	$(13,943)	(1,353)
Class 1A	193	20	13	2	(315)	(33)	(109)	(11)
Class 2	4,926	503	6,028	658	(56,861)	(6,042)	(45,907)	(4,881)
Class 3	211	22	95	10	(747)	(78)	(441)	(46)
Class 4	30,907	2,971	790	78	(38,568)	(3,737)	(6,871)	(688)
Total net increase (decrease)	$61,872	6,144	$9,465	1,019	$(138,608)	(14,142)	$(67,271)	(6,979)

Year ended December 31, 2021

Class 1	$160,559	15,547	$10,757	1,060	$(19,514)	(1,906)	$151,802	14,701
Class 1A	915	89	59	5	(548)	(53)	426	41
Class 2	20,019	2,003	28,636	2,874	(66,675)	(6,630)	(18,020)	(1,753)
Class 3	908	88	429	42	(1,328)	(129)	9	1
Class 4	143,656	13,002	3,238	295	(128,886)	(11,648)	18,008	1,649
Total net increase (decrease)	$326,057	30,729	$43,119	4,276	$(216,951)	(20,366)	$152,225	14,639

American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$755	75	$—	—	$(229,051)	(21,714)	$(228,296)	(21,639)
Class 1A	501	50	10	1	(733)	(70)	(222)	(19)
Class 2	1,372	135	282	29	(5,292)	(524)	(3,638)	(360)
Class 4	3,710	369	207	21	(3,666)	(364)	251	26
Total net increase (decrease)	$6,338	629	$499	51	$(238,742)	(22,672)	$(231,905)	(21,992)

Year ended December 31, 2021

Class 1	$35,679	3,267	$9,382	880	$(27,270)	(2,517)	$17,791	1,630
Class 1A	1,498	139	57	5	(436)	(40)	1,119	104
Class 2	6,415	588	2,232	210	(5,928)	(547)	2,719	251
Class 4	11,056	1,029	1,486	142	(4,892)	(457)	7,650	714
Total net increase (decrease)	$54,648	5,023	$13,157	1,237	$(38,526)	(3,561)	$29,279	2,699

Refer to the end of the tables for footnote.

American Funds Insurance Series	319

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$25,739	2,284	$—	—	$(15,830)	(1,405)	$9,909	879
Class 1A	—	—	—	—	—	—	—	—
Class 2	79,687	7,297	—	—	(27,286)	(2,498)	52,401	4,799
Class 3	601	54	—	—	(444)	(40)	157	14
Class 4	54,443	4,957	—	—	(25,299)	(2,303)	29,144	2,654
Total net increase (decrease)	$160,470	14,592	$—	—	$(68,859)	(6,246)	$91,611	8,346

Year ended December 31, 2021

Class 1	$16,242	1,439	$—	—	$(22,707)	(2,011)	$(6,465)	(572)
Class 1A	—	—	—	—	—	—	—	—
Class 2	86,233	7,864	—	—	(127,622)	(11,640)	(41,389)	(3,776)
Class 3	1,253	113	—	—	(915)	(83)	338	30
Class 4	35,704	3,232	—	—	(29,389)	(2,660)	6,315	572
Total net increase (decrease)	$139,432	12,648	$—	—	$(180,633)	(16,394)	$(41,201)	(3,746)

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$32,067	2,893	$1,246	115	$(276,213)	(24,133)	$(242,900)	(21,125)
Class 1A	936	87	18	2	(1,271)	(114)	(317)	(25)
Class 2	22,317	2,011	5,450	508	(146,774)	(13,315)	(119,007)	(10,796)
Class 3	—	—	39	3	(1,145)	(105)	(1,106)	(102)
Class 4	35,614	3,229	855	80	(52,023)	(4,705)	(15,554)	(1,396)
Total net increase (decrease)	$90,934	8,220	$7,608	708	$(477,426)	(42,372)	$(378,884)	(33,444)

Year ended December 31, 2021

Class 1	$213,039	17,786	$38,963	3,337	$(115,497)	(9,263)	$136,505	11,860
Class 1A	4,388	354	518	44	(3,192)	(265)	1,714	133
Class 2	91,122	7,303	144,267	12,514	(129,818)	(10,810)	105,571	9,007
Class 3	1,023	86	948	81	(1,549)	(126)	422	41
Class 4	87,885	7,227	23,653	2,055	(118,823)	(9,719)	(7,285)	(437)
Total net increase (decrease)	$397,457	32,756	$208,349	18,031	$(368,879)	(30,183)	$236,927	20,604

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$900	57	$1,675	136	$(1,511)	(90)	$1,064	103
Class P2	24,583	1,567	83,629	6,872	(15,325)	(974)	92,887	7,465
Total net increase (decrease)	$25,483	1,624	$85,304	7,008	$(16,836)	(1,064)	$93,951	7,568

Year ended December 31, 2021

Class P1	$3,593	199	$515	30	$(3,079)	(172)	$1,029	57
Class P2	39,055	2,202	26,869	1,558	(78,851)	(4,405)	(12,927)	(645)
Total net increase (decrease)	$42,648	2,401	$27,384	1,588	$(81,930)	(4,577)	$(11,898)	(588)

Refer to the end of the tables for footnote.

320	American Funds Insurance Series

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$373	38	$52	6	$(64)	(7)	$361	37
Class P2	4,344	441	3,316	369	(7,438)	(802)	222	8
Total net increase (decrease)	$4,717	479	$3,368	375	$(7,502)	(809)	$583	45

Year ended December 31, 2021

Class P1	$887	80	$14	1	$(531)	(48)	$370	33
Class P2	12,803	1,181	917	80	(14,744)	(1,323)	(1,024)	(62)
Total net increase (decrease)	$13,690	1,261	$931	81	$(15,275)	(1,371)	$(654)	(29)

Managed Risk Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$561	45	$33	3	$(149)	(12)	$445	36
Class P2	8,641	718	3,892	331	(25,708)	(2,107)	(13,175)	(1,058)
Total net increase (decrease)	$9,202	763	$3,925	334	$(25,857)	(2,119)	$(12,730)	(1,022)

Year ended December 31, 2021

Class P1	$971	80	$40	3	$(343)	(29)	$668	54
Class P2	9,743	800	5,979	487	(51,273)	(4,254)	(35,551)	(2,967)
Total net increase (decrease)	$10,714	880	$6,019	490	$(51,616)	(4,283)	$(34,883)	(2,913)

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$23,539	1,621	$64,795	4,909	$(79,453)	(5,668)	$8,881	862
Class P2	7,369	526	9,270	707	(16,895)	(1,186)	(256)	47
Total net increase (decrease)	$30,908	2,147	$74,065	5,616	$(96,348)	(6,854)	$8,625	909

Year ended December 31, 2021

Class P1	$64,192	4,303	$60,096	4,023	$(175,764)	(11,680)	$(51,476)	(3,354)
Class P2	14,838	1,008	8,072	546	(35,819)	(2,404)	(12,909)	(850)
Total net increase (decrease)	$79,030	5,311	$68,168	4,569	$(211,583)	(14,084)	$(64,385)	(4,204)

Refer to the end of the tables for footnote.

American Funds Insurance Series	321

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$1,091	75	$358	28	$(503)	(38)	$946	65
Class P2	22,719	1,679	121,282	9,734	(151,469)	(11,117)	(7,468)	296
Total net increase (decrease)	$23,810	1,754	$121,640	9,762	$(151,972)	(11,155)	$(6,522)	361

Year ended December 31, 2021

Class P1	$2,097	141	$114	8	$(899)	(60)	$1,312	89
Class P2	57,616	4,016	38,113	2,632	(351,072)	(24,507)	(255,343)	(17,859)
Total net increase (decrease)	$59,713	4,157	$38,227	2,640	$(351,971)	(24,567)	$(254,031)	(17,770)

*	Includes exchanges between share classes of the fund.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2022 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,154,889	$697,701	$5,277,855	$1,394,817	$674,899	$1,517,355
Sales of investment securities*	1,459,238	808,215	6,270,787	1,901,645	1,028,529	2,244,236
Non-U.S. taxes paid on dividend income	3,431	1,482	4,572	6,393	2,310	1,348
Non-U.S. taxes paid on interest income	—	—	—	—	3	—
Non-U.S. taxes paid on realized gains	—	3,797	—	6,690	3,410	—
Non-U.S. taxes provided on unrealized appreciation	6,621	8,204	—	23,665	6,335	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$422,513	$5,568,260	$80,130	$543,114	$12,982,950	$297,140
Sales of investment securities*	590,784	8,817,687	89,338	495,788	14,028,613	305,662
Non-U.S. taxes paid on dividend income	1,636	5,405	12	1,063	5,427	246
Non-U.S. taxes paid on interest income	—	—	—	—	—	8
Non-U.S. taxes paid on realized gains	68	—	51	6	—	6
Non-U.S. taxes provided on unrealized appreciation	383	—	—	444	1,820	—

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$18,309,219	$826,744	$193,187	$700,738	$—	$4,089,958
Sales of investment securities*	17,477,848	1,121,381	237,197	812,455	—	3,674,672
Non-U.S. taxes paid on interest income	9	172	—	—	—	—
Non-U.S. taxes paid on realized gains	—	326	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	117	—	—	—	—

Refer to the end of the table for footnote.

322	American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$310,318	$72,749	$170,597	$897,652	$699,143
Sales of investment securities*	224,255	51,902	117,919	749,424	565,128

*	Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2022, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 18% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 26% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series	323

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Global Growth Fund

Class 1:
6/30/2022[4,5]	$45.46	$.16	$(12.50)	$(12.34)	$(.08)	$(3.97)	$(4.05)	$29.07	(27.84)%[6]	$3,072	.54%[7]		.50%[7]		.88%[7]
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.55		.94
Class 1A:
6/30/2022[4,5]	45.28	.12	(12.44)	(12.32)	(.07)	(3.97)	(4.04)	28.92	(27.91)[6]	14	.79	[7]	.75	[7]	.64	[7]
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77
12/31/2017[4,8]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [6]	2	.80	[7]	.80	[7]	.39	[7]
Class 2:
6/30/2022[4,5]	44.94	.11	(12.33)	(12.22)	(.07)	(3.97)	(4.04)	28.68	(27.91)[6]	3,233	.79	[7]	.75	[7]	.62	[7]
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.80		.69
Class 4:
6/30/2022[4,5]	44.57	.07	(12.23)	(12.16)	(.05)	(3.97)	(4.02)	28.39	(27.99)[6]	552	1.04	[7]	1.00	[7]	.38	[7]
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		1.05		.37

Refer to the end of the tables for footnotes.

324	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Global Small Capitalization Fund

Class 1:
6/30/2022[4,5]	$34.17	$.03	$(10.08)	$(10.05)	$—	$(8.50)	$(8.50)	$15.62	(31.99)%[6]	$915		.74%[7]		.72%[7]		.24%[7]
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707		.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.73		.54
Class 1A:
6/30/2022[4,5]	33.93	— [9]	(10.00)	(10.00)	—	(8.50)	(8.50)	15.43	(32.05)[6]	4		.99	[7]	.97	[7]	.02 [7]
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5		.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[10]	.98		.98		.21
12/31/2017[4,8]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [6]	—	[10]	.96	[7]	.96	[7]	.35 [7]
Class 2:
6/30/2022[4,5]	32.94	— [9]	(9.69)	(9.69)	—	(8.50)	(8.50)	14.75	(32.09)[6]	1,751		.99	[7]	.97	[7]	.01 [7]
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521		.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.98		.27
Class 4:
6/30/2022[4,5]	32.96	(.03)	(9.68)	(9.71)	—	(8.50)	(8.50)	14.75	(32.13)[6]	249		1.24	[7]	1.22	[7]	(.23)[7]
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344		1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		1.23		— [11]

Refer to the end of the tables for footnotes.

American Funds Insurance Series	325

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2022[4,5]	$127.58	$.26	$(36.77)	$(36.51)	$(.15)	$(14.31)	$(14.46)	$76.61	(29.80)%[6]	$13,552	.34%[7]		.50%[7]
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
Class 1A:
6/30/2022[4,5]	126.70	.16	(36.53)	(36.37)	(.12)	(14.31)	(14.43)	75.90	(29.89)[6]	173	.59	[7]	.31	[7]
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[4,8]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [6]	3	.59	[7]	.47	[7]
Class 2:
6/30/2022[4,5]	126.28	.13	(36.38)	(36.25)	(.09)	(14.31)	(14.40)	75.63	(29.90)[6]	14,923	.59	[7]	.25	[7]
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
Class 3:
6/30/2022[4,5]	128.68	.17	(37.10)	(36.93)	(.11)	(14.31)	(14.42)	77.33	(29.88)[6]	198	.52	[7]	.31	[7]
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
Class 4:
6/30/2022[4,5]	123.79	— [9]	(35.61)	(35.61)	(.05)	(14.31)	(14.36)	73.82	(29.98)[6]	2,330	.84	[7]	—	[7,11]
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25

Refer to the end of the tables for footnotes.

326	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2022[4,5]	$22.70	$.17	$(5.01)	$(4.84)	$(.09)	$(2.60)	$(2.69)	$15.17	(22.53)%[6]	$3,226	.54%[7]		1.73%[7]
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
Class 1A:
6/30/2022[4,5]	22.61	.15	(5.00)	(4.85)	(.08)	(2.60)	(2.68)	15.08	(22.66)[6]	10	.79	[7]	1.53	[7]
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[4,8]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [6]	2	.77	[7]	.43	[7]
Class 2:
6/30/2022[4,5]	22.60	.15	(4.99)	(4.84)	(.08)	(2.60)	(2.68)	15.08	(22.63)[6]	3,195	.79	[7]	1.50	[7]
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
Class 3:
6/30/2022[4,5]	22.76	.15	(5.03)	(4.88)	(.08)	(2.60)	(2.68)	15.20	(22.64)[6]	16	.72	[7]	1.56	[7]
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
Class 4:
6/30/2022[4,5]	22.31	.12	(4.93)	(4.81)	(.07)	(2.60)	(2.67)	14.83	(22.78)[6]	367	1.04	[7]	1.26	[7]
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55

Refer to the end of the tables for footnotes.

American Funds Insurance Series	327

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

New World Fund

Class 1:
6/30/2022[4,5]	$31.83	$.23	$(7.57)	$(7.34)	$(.14)	$(2.34)	$(2.48)	$22.01	(23.72)%[6]	$1,674	.71%[7]		.57%[7]		1.68%[7]
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
Class 1A:
6/30/2022[4,5]	31.70	.20	(7.55)	(7.35)	(.12)	(2.34)	(2.46)	21.89	(23.82)[6]	10	.96	[7]	.82	[7]	1.46	[7]
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[4,8]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [6]	1	1.00	[7]	1.00	[7]	.53	[7]
Class 2:
6/30/2022[4,5]	31.48	.19	(7.49)	(7.30)	(.12)	(2.34)	(2.46)	21.72	(23.84)[6]	790	.96	[7]	.82	[7]	1.44	[7]
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
Class 4:
6/30/2022[4,5]	31.24	.16	(7.42)	(7.26)	(.11)	(2.34)	(2.45)	21.53	(23.89)[6]	715	1.21	[7]	1.07	[7]	1.21	[7]
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61

Refer to the end of the tables for footnotes.

328	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Washington Mutual Investors Fund

Class 1:
6/30/2022[4,5]	$18.09	$.16	$(2.19)	$(2.03)	$(.08)	$(3.72)	$(3.80)	$12.26	(12.88)%[6]	$5,471	.42%[7]		.26%[7]		2.00%[7]
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		.41		2.27
Class 1A:
6/30/2022[4,5]	17.96	.14	(2.17)	(2.03)	(.06)	(3.72)	(3.78)	12.15	(12.98)[6]	57	.67	[7]	.51	[7]	1.64	[7]
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
12/31/2017[4,8]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [6]	1	.65	[7]	.65	[7]	2.01	[7]
Class 2:
6/30/2022[4,5]	17.83	.14	(2.16)	(2.02)	(.07)	(3.72)	(3.79)	12.02	(13.01)[6]	2,775	.67	[7]	.51	[7]	1.74	[7]
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		.66		2.02
Class 4:
6/30/2022[4,5]	17.71	.12	(2.15)	(2.03)	(.06)	(3.72)	(3.78)	11.90	(13.13)[6]	995	.92	[7]	.76	[7]	1.50	[7]
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		.91		1.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	329

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Growth and Income Fund

Class 1:
6/30/2022[4,5]	$18.42	$.21	$(3.76)	$(3.55)	$(.09)	$(3.45)	$(3.54)	$11.33	(21.20)%[6]	$551		.61%[7]		.42%[7]		2.67%[7]
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812		.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657		.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		.63		2.43
Class 1A:
6/30/2022[4,5]	18.34	.19	(3.73)	(3.54)	(.09)	(3.45)	(3.54)	11.26	(21.28)[6]	6		.86	[7]	.67	[7]	2.47	[7]
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7		.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		.88		1.74
12/31/2017[4,8]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [6]	—	[10]	.84	[7]	.84	[7]	1.20	[7]
Class 2:
6/30/2022[4,5]	18.38	.19	(3.74)	(3.55)	(.09)	(3.45)	(3.54)	11.29	(21.30)[6]	992		.86	[7]	.67	[7]	2.39	[7]
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340		.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		.88		2.11
Class 4:
6/30/2022[4,5]	18.04	.17	(3.67)	(3.50)	(.08)	(3.45)	(3.53)	11.01	(21.40)[6]	181		1.11	[7]	.92	[7]	2.17	[7]
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225		1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.14		1.49

Refer to the end of the tables for footnotes.

330	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2022[4,5]	$67.35	$.41	$(13.13)	$(12.72)	$(.18)	$(5.66)	$(5.84)	$48.79	(19.68)%[6]	$19,412	.28%[7]		1.38%[7]
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
Class 1A:
6/30/2022[4,5]	67.02	.34	(13.06)	(12.72)	(.16)	(5.66)	(5.82)	48.48	(19.78)[6]	27	.53	[7]	1.14	[7]
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[4,8]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [6]	2	.52	[7]	1.41	[7]
Class 2:
6/30/2022[4,5]	66.44	.33	(12.94)	(12.61)	(.15)	(5.66)	(5.81)	48.02	(19.79)[6]	11,636	.53	[7]	1.13	[7]
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
Class 3:
6/30/2022[4,5]	67.48	.36	(13.15)	(12.79)	(.16)	(5.66)	(5.82)	48.87	(19.75)[6]	126	.46	[7]	1.20	[7]
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
Class 4:
6/30/2022[4,5]	65.57	.26	(12.76)	(12.50)	(.13)	(5.66)	(5.79)	47.28	(19.88)[6]	1,568	.78	[7]	.89	[7]
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19

Refer to the end of the tables for footnotes.

American Funds Insurance Series	331

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

International Growth and Income Fund

Class 1:
6/30/2022[4,5]	$19.62	$.31	$(3.44)	$(3.13)	$(.02)	$(7.70)	$(7.72)	$8.77	(19.00)%[6]	$13	.68%[7]		.51%[7]		3.85%[7]
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		.66		2.75
Class 1A:
6/30/2022[4,5]	19.39	.31	(3.42)	(3.11)	(.04)	(7.70)	(7.74)	8.54	(19.14)[6]	4	.92	[7]	.75	[7]	3.96	[7]
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		.90		2.35
12/31/2017[4,8]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [6]	2	.91	[7]	.91	[7]	1.99	[7]
Class 2:
6/30/2022[4,5]	19.38	.32	(3.43)	(3.11)	(.04)	(7.70)	(7.74)	8.53	(19.16)[6]	164	.92	[7]	.75	[7]	4.03	[7]
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		.91		2.60
Class 4:
6/30/2022[4,5]	19.23	.30	(3.39)	(3.09)	(.04)	(7.70)	(7.74)	8.40	(19.24)[6]	112	1.17	[7]	1.00	[7]	3.88	[7]
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		1.16		2.24

Refer to the end of the tables for footnotes.

332	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital Income Builder

Class 1:
6/30/2022[4,5]	$12.17	$.20	$(1.37)	$(1.17)	$(.13)	$—	$(.13)	$10.87	(9.64)%[6]	$553	.47%[7]		.26%[7]		3.43%[7]
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254	.54		.54		3.21
Class 1A:
6/30/2022[4,5]	12.15	.18	(1.35)	(1.17)	(.12)	—	(.12)	10.86	(9.68)[6]	10	.72	[7]	.51	[7]	3.17	[7]
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82
12/31/2017[4,8]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [6]	1	.79	[7]	.79	[7]	2.63	[7]
Class 2:
6/30/2022[4,5]	12.16	.18	(1.35)	(1.17)	(.12)	—	(.12)	10.87	(9.67)[6]	12	.72	[7]	.51	[7]	3.17	[7]
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1	.79		.79		2.82
Class 4:
6/30/2022[4,5]	12.14	.17	(1.35)	(1.18)	(.11)	—	(.11)	10.85	(9.81)[6]	523	.98	[7]	.76	[7]	2.91	[7]
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04		1.04		2.72

Refer to the end of the tables for footnotes.

American Funds Insurance Series	333

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2022[4,5]	$29.08	$.26	$(4.66)	$(4.40)	$(.11)	$(2.65)	$(2.76)	$21.92	(15.78)%[6]	$15,266	.30%[7]		1.97%[7]
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
Class 1A:
6/30/2022[4,5]	28.97	.23	(4.64)	(4.41)	(.10)	(2.65)	(2.75)	21.81	(15.88)[6]	21	.55	[7]	1.74	[7]
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[4,8]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [6]	4	.53	[7]	1.69	[7]
Class 2:
6/30/2022[4,5]	28.74	.22	(4.60)	(4.38)	(.10)	(2.65)	(2.75)	21.61	(15.91)[6]	4,342	.55	[7]	1.72	[7]
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64

Class 3:
6/30/2022[4,5]	29.12	.24	(4.67)	(4.43)	(.10)	(2.65)	(2.75)	21.94	(15.89)[6]	29	.48	[7]	1.79	[7]
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
Class 4:
6/30/2022[4,5]	28.56	.19	(4.57)	(4.38)	(.09)	(2.65)	(2.74)	21.44	(16.01)[6]	5,307	.80	[7]	1.48	[7]
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40

Refer to the end of the tables for footnotes.

334	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American Funds Global Balanced Fund

Class 1:
6/30/2022[4,5]	$14.73	$.13	$(2.53)	$(2.40)	$—	$(.07)	$(.07)	$12.26	(16.31)%[6]	$99		.64%[7]		.63%[7]		1.92%[7]
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120		.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139		.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		.72		1.68
Class 1A:
6/30/2022[4,5]	14.70	.11	(2.53)	(2.42)	—	(.07)	(.07)	12.21	(16.48)[6]	2		.89	[7]	.89	[7]	1.63	[7]
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4		.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		.98		1.44
12/31/2017[4,8]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [6]	—	[10]	.94	[7]	.94	[7]	1.27	[7]
Class 2:
6/30/2022[4,5]	14.70	.11	(2.52)	(2.41)	—	(.07)	(.07)	12.22	(16.41)[6]	162		.89	[7]	.89	[7]	1.66	[7]
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208		.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		.96		1.43
Class 4:
6/30/2022[4,5]	14.53	.09	(2.49)	(2.40)	—	(.07)	(.07)	12.06	(16.53)[6]	112		1.14	[7]	1.13	[7]	1.42	[7]
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135		1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.22		1.07

Refer to the end of the tables for footnotes.

American Funds Insurance Series	335

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

The Bond Fund of America

Class 1:
6/30/2022[4,5]	$11.21	$.15	$(1.26)	$(1.11)	$(.06)	$(.12)	$(.18)	$9.92	(9.96)%[6]	$6,878	.39%[7]		.20%[7]		2.80%[7]
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38		2.19
Class 1A:
6/30/2022[4,5]	11.16	.16	(1.28)	(1.12)	(.06)	(.12)	(.18)	9.86	(10.09)[6]	200	.63	[7]	.44	[7]	3.12	[7]
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
12/31/2017[4,8]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [6]	1	.62	[7]	.62	[7]	2.01	[7]
Class 2:
6/30/2022[4,5]	11.06	.13	(1.25)	(1.12)	(.05)	(.12)	(.17)	9.77	(10.14)[6]	3,092	.64	[7]	.45	[7]	2.56	[7]
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63		1.94
Class 4:
6/30/2022[4,5]	11.01	.12	(1.24)	(1.12)	(.05)	(.12)	(.17)	9.72	(10.22)[6]	799	.89	[7]	.70	[7]	2.32	[7]
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88		1.72

Refer to the end of the tables for footnotes.

336	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Bond Fund

Class 1:
6/30/2022[4,5]	$11.79	$.12	$(2.01)	$(1.89)	$(.03)	$(.16)	$(.19)	$9.71	(16.05)%[6]	$708		.54%[7]		.47%[7]		2.33%[7]
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988		.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219		.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
Class 1A:
6/30/2022[4,5]	11.76	.11	(2.02)	(1.91)	(.02)	(.16)	(.18)	9.67	(16.22)[6]	1		.79	[7]	.72	[7]	2.08	[7]
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1		.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[4,8]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [6]	—	[10]	.72	[7]	.72	[7]	2.27	[7]
Class 2:
6/30/2022[4,5]	11.70	.11	(2.01)	(1.90)	(.02)	(.16)	(.18)	9.62	(16.21)[6]	817		.79	[7]	.72	[7]	2.09	[7]
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030		.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
Class 4:
6/30/2022[4,5]	11.57	.10	(1.98)	(1.88)	(.02)	(.16)	(.18)	9.51	(16.26)[6]	56		1.04	[7]	.97	[7]	1.84	[7]
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66		1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89

Refer to the end of the tables for footnotes.

American Funds Insurance Series	337

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American High-Income Trust

Class 1:
6/30/2022[4,5]	$10.19	$.27	$(1.53)	$(1.26)	$(.10)	$—	$(.10)	$8.83	(12.42)%[6]	$229		.49%[7]		.32%[7]		5.55%[7]
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278		.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123		.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		.49		5.98
Class 1A:
6/30/2022[4,5]	10.16	.25	(1.52)	(1.27)	(.10)	—	(.10)	8.79	(12.60)[6]	1		.75	[7]	.57	[7]	5.27	[7]
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1		.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1		.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		.75		6.11
12/31/2017[4,8]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [6]	—	[10]	.72	[7]	.72	[7]	5.74	[7]
Class 2:
6/30/2022[4,5]	9.98	.25	(1.49)	(1.24)	(.10)	—	(.10)	8.64	(12.52)[6]	540		.75	[7]	.57	[7]	5.28	[7]
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673		.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665		.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		.74		5.72
Class 3:
6/30/2022[4,5]	10.24	.26	(1.54)	(1.28)	(.10)	—	(.10)	8.86	(12.58)[6]	9		.68	[7]	.50	[7]	5.35	[7]
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10		.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10		.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		.67		5.79
Class 4:
6/30/2022[4,5]	10.99	.26	(1.65)	(1.39)	(.09)	—	(.09)	9.51	(12.68)[6]	71		.99	[7]	.82	[7]	5.03	[7]
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90		1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69		1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		.99		5.46

Refer to the end of the tables for footnotes.

338	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

American Funds Mortgage Fund

Class 1:
6/30/2022[4,5]	$10.63	$.03	$(.75)	$(.72)	$—	$—	$—	$9.91	(6.77)%[6]	$1		.45%[7]		.24%[7]		.56%[7]
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231		.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209		.48		.48		1.97
12/31/2017	10.56	.16	— [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		.47		1.52
Class 1A:
6/30/2022[4,5]	10.59	.06	(.80)	(.74)	(.05)	—	(.05)	9.80	(6.94)[6]	2		.68	[7]	.50	[7]	1.21	[7]
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2		.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1		.73		.73		1.77
12/31/2017[4,8]	10.55	.14	— [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [6]	—	[10]	.70	[7]	.70	[7]	1.38	[7]
Class 2:
6/30/2022[4,5]	10.61	.06	(.80)	(.74)	(.05)	—	(.05)	9.82	(6.93)[6]	50		.68	[7]	.50	[7]	1.21	[7]
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58		.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		.72		1.27
Class 4:
6/30/2022[4,5]	10.49	.05	(.79)	(.74)	(.05)	—	(.05)	9.70	(7.05)[6]	40		.93	[7]	.75	[7]	.97	[7]
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43		.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	— [9]	(.19)	—	(.19)	10.19	.07	24		.98		.98		1.49
12/31/2017	10.48	.11	— [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		.97		1.03

Refer to the end of the tables for footnotes.

American Funds Insurance Series	339

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2022[4,5]	$11.27	$.01	$—	[9]	$.01	$—	$—	$—	$11.28	.09%[6]	$47		.33%[7]		.15%[7]
12/31/2021	11.31	(.03)	(.01)		(.04)	—	—	—	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
Class 1A:
6/30/2022[4,5]	11.28	.01	(.01)		—	—	—	—	11.28	.00 [6]	—	[10]	.33	[7]	.14 [7]
12/31/2021	11.31	(.03)	—	[9]	(.03)	—	—	—	11.28	(.27)	—	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[10]	.35		.26
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	—	[10]	.37		1.90
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	—	[10]	.35		1.60
12/31/2017[4,8]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [6]	—	[10]	.34	[7]	.69 [7]
Class 2:
6/30/2022[4,5]	10.93	— [9]	(.01)		(.01)	—	—	—	10.92	(.09)[6]	297		.58	[7]	(.09)[7]
12/31/2021	10.99	(.06)	—	[9]	(.06)	—	—	—	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	— [9]	—	[9]	— [9]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
Class 3:
6/30/2022[4,5]	11.07	— [9]	(.01)		(.01)	—	—	—	11.06	(.09)[6]	5		.51	[7]	(.04)[7]
12/31/2021	11.12	(.05)	—	[9]	(.05)	—	—	—	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	— [9]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
Class 4:
6/30/2022[4,5]	11.00	(.02)	—	[9]	(.02)	—	—	—	10.98	(.18)[6]	75		.83	[7]	(.33)[7]
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19

Refer to the end of the tables for footnotes.

340	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

U.S. Government Securities Fund

Class 1:
6/30/2022[4,5]	$11.67	$.15	$(.98)	$(.83)	$(.05)	$—	$(.05)	$10.79	(7.08)%[6]	$255		.37%[7]		.23%[7]		2.64%[7]
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522		.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418		.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445		.36		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558		.36		.36		1.68
Class 1A:
6/30/2022[4,5]	11.63	.14	(.97)	(.83)	(.05)	—	(.05)	10.75	(7.15)[6]	4		.62	[7]	.48	[7]	2.47	[7]
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5		.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2		.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1		.61		.61		1.82
12/31/2017[4,8]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [6]	—	[10]	.58	[7]	.58	[7]	1.53	[7]
Class 2:
6/30/2022[4,5]	11.53	.13	(.96)	(.83)	(.05)	—	(.05)	10.65	(7.21)[6]	1,170		.62	[7]	.48	[7]	2.46	[7]
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391		.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343		.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323		.61		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473		.61		.61		1.43
Class 3:
6/30/2022[4,5]	11.70	.14	(.98)	(.84)	(.05)	—	(.05)	10.81	(7.18)[6]	8		.55	[7]	.41	[7]	2.53	[7]
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9		.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9		.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9		.54		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10		.54		.54		1.50
Class 4:
6/30/2022[4,5]	11.52	.12	(.97)	(.85)	(.04)	—	(.04)	10.63	(7.35)[6]	204		.87	[7]	.73	[7]	2.22	[7]
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238		.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124		.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91		.86		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62		.86		.86		1.18

Refer to the end of the tables for footnotes.

American Funds Insurance Series	341

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of expenses		Ratio of expenses
Year ended	Net asset value, beginning of year	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		to average net assets before waivers/ reimburse- ments[12]		to average net assets after waivers/ reimburse- ments[2,12]		Net effective expense ratio[2,5,13]		Ratio of net (loss) income to average net assets[2]

Managed Risk Growth Fund

Class P1:
6/30/2022[4,5]	$18.53	$— [9]	$(4.04)	$(4.04)	$(.06)	$(2.54)	$(2.60)	$11.89	(22.20)%[6]	$9		.41%[7]		.36%[7]		.68%[7]		(.02)%[7]
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13		.41		.36		.69		.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[14]	3		.42	[14]	.37	[14]	.71	[14]	.82	[14]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [14]	2		.42	[14]	.36	[14]	.70	[14]	.69	[14]
Class P2:
6/30/2022[4,5]	18.42	(.02)	(4.01)	(4.03)	(.06)	(2.54)	(2.60)	11.79	(22.32)[6]	462		.66	[7]	.61	[7]	.93	[7]	(.28)[7]
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584		.67		.62		.95		(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34

Managed Risk International Fund

Class P1:
6/30/2022[4,5]	$10.55	$.03	$(1.67)	$(1.64)	$(.26)	$—	$(.26)	$8.65	(15.68)%[6,14]	$2		.42%[7,14]		.37%[7,14]		.87%[7,14]		.60%[7,14]
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)[14]	2		.44	[14]	.36	[14]	.87	[14]	2.12	[14]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [14]	2		.43	[14]	.35	[14]	.86	[14]	.82	[14]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [14]	1		.41	[14]	.33	[14]	.84	[14]	1.64	[14]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[14]	—	[10]	.33	[14]	.28	[14]	.77	[14]	3.02	[14]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [14]	—	[10]	.28	[14]	.20	[14]	.69	[14]	1.13	[14]
Class P2:
6/30/2022[4,5]	10.48	.01	(1.66)	(1.65)	(.22)	—	(.22)	8.61	(15.83)[6]	131		.69	[7]	.64	[7]	1.14	[7]	.27	[7]
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160		.71		.63		1.14		1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2022[4,5]	$12.95	$.04	$(1.26)	$(1.22)	$(.15)	$—	$(.15)	$11.58	(9.45)%[6,14]	$3		.40%[7,14]		.35%[7,14]		.74%[7,14]		.60%[7,14]
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.46 [14]	2		.41	[14]	.36	[14]	.77	[14]	1.33	[14]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[14]	2		.40	[14]	.35	[14]	.76	[14]	1.66	[14]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [14]	1		.38	[14]	.33	[14]	.74	[14]	2.14	[14]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[14]	—	[10]	.33	[14]	.28	[14]	.67	[14]	3.21	[14]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [14]	—	[10]	.30	[14]	.25	[14]	.64	[14]	1.59	[14]
Class P2:
6/30/2022[4,5]	12.88	.02	(1.25)	(1.23)	(.14)	—	(.14)	11.51	(9.56)[6]	319		.67	[7]	.62	[7]	1.01	[7]	.25	[7]
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371		.68		.62		1.03		.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43

Refer to the end of the tables for footnotes.

342	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions						Ratio of expenses		Ratio of expenses
Year ended	Net asset value, beginning of year	Net investment (loss) income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	to average net assets before waivers/ reimburse- ments[12]		to average net assets after waivers/ reimburse- ments[2,12]		Net effective expense ratio[2,5,13]		Ratio of net (loss) income to average net assets[2]

Managed Risk Growth-Income Fund

Class P1:
6/30/2022[4,5]	$15.73	$.02		$(2.50)	$(2.48)	$(.14)	$(.31)	$(.45)	$12.80	(15.87)%[6]	$1,905	.41%[7]		.36%[7]		.64%[7]		.30%[7]
12/31/2021	14.01	.14		1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.66		.96
12/31/2020	13.76	.17		1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22		2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)		(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [14]	2	.44	[14]	.37	[14]	.66	[14]	1.61	[14]
Class P2:
6/30/2022[4,5]	15.64	—	[9]	(2.49)	(2.49)	(.13)	(.31)	(.44)	12.71	(16.01)[6]	277	.66	[7]	.61	[7]	.89	[7]	.04	[7]
12/31/2021	13.93	.10		1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.91		.70
12/31/2020	13.69	.14		1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19		2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16		(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08

Managed Risk Asset Allocation Fund

Class P1:
6/30/2022[4,5]	$15.33	$.03		$(2.22)	$(2.19)	$(.20)	$(.48)	$(.68)	$12.46	(14.40)%[6]	$7	.41%[7]		.36%[7]		.64%[7]		.48%[7]
12/31/2021	13.84	.21		1.55	1.76	(.27)	—	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25		.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26		1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22		(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
Class P2:
6/30/2022[4,5]	14.93	.01		(2.16)	(2.15)	(.19)	(.48)	(.67)	12.11	(14.50)[6]	2,285	.66	[7]	.61	[7]	.89	[7]	.20	[7]
12/31/2021	13.45	.15		1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15		.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19		1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17		(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13

Refer to the end of the tables for footnotes.

American Funds Insurance Series	343

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
excluding mortgage dollar roll transactions[15,16]	June 30, 2022[4,5,6]	2021	2020	2019	2018	2017
Capital Income Builder	24%	60%	110%	44%	42%	59%
Asset Allocation Fund	20	45	49	47	34	39
American Funds Global Balanced Fund	86	36	68	60	30	28
The Bond Fund of America	39	87	72	146	98	153
Capital World Bond Fund	45	64	88	110	78	74
American Funds Mortgage Fund	16	38	123	84	60	98
U.S. Government Securities Fund	31	126	112	103	76	120

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
including mortgage dollar roll transactions[15,16]	June 30, 2022[4,5,6]	2021	2020	2019	2018	2017
Global Growth Fund	15%	18%	17%	14%	25%	31%
Global Small Capitalization Fund	21	29	38	50	43	33
Growth Fund	14	25	32	21	35	24
International Fund	20	44	40	32	29	29
New World Fund	20	43	70	38	58	56
Washington Mutual Investors Fund	15	90	40	37	49	34
Capital World Growth and Income Fund	22	85	36	29	49	41
Growth-Income Fund	16	24	33	27	39	27
International Growth and Income Fund	26	41	56	28	38	51
Capital Income Builder	51	93	184	72	98	88
Asset Allocation Fund	54	124	145	79	86	85
American Funds Global Balanced Fund	92	39	86	74	51	41
The Bond Fund of America	190	456	461	373	514	502
Capital World Bond Fund	72	91	145	159	125	105
American High-Income Trust	21	56	78	58	67	78
American Funds Mortgage Fund	634	975	1143	350	811	680
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	297	433	867	277	446	551
Managed Risk Growth Fund	45	32	80	10	7	25
Managed Risk International Fund	37	24	71	8	8	25
Managed Risk Washington Mutual Investors Fund	36	16	101	13	11	32
Managed Risk Growth-Income Fund	33	13	38	6	14	26
Managed Risk Asset Allocation Fund	23	5	30	8	12	1

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class 1A shares began investment operations on January 6, 2017.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Amount less than .01%.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

344	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	345

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$721.63	$2.13	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 1A – actual return	1,000.00	720.89	3.20	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	720.93	3.20	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	720.06	4.26	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$680.14	$3.00	.72%
Class 1 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 1A – actual return	1,000.00	679.46	4.04	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 2 – actual return	1,000.00	679.13	4.04	.97
Class 2 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 4 – actual return	1,000.00	678.74	5.08	1.22
Class 4 – assumed 5% return	1,000.00	1,018.74	6.11	1.22
Growth Fund
Class 1 – actual return	$1,000.00	$701.98	$1.43	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return	1,000.00	701.09	2.49	.59
Class 1A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 2 – actual return	1,000.00	701.01	2.49	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	701.15	2.19	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	700.18	3.54	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84
International Fund
Class 1 – actual return	$1,000.00	$774.70	$2.38	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 1A – actual return	1,000.00	773.42	3.47	.79
Class 1A – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	773.69	3.47	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 – actual return	1,000.00	773.59	3.17	.72
Class 3 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 – actual return	1,000.00	772.17	4.57	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
New World Fund
Class 1 – actual return	$1,000.00	$762.76	$2.49	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 1A – actual return	1,000.00	761.75	3.58	.82
Class 1A – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 2 – actual return	1,000.00	761.59	3.58	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 4 – actual return	1,000.00	761.06	4.67	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

Refer to the end of the tables for footnotes.

346	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$871.16	$1.21	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	870.17	2.36	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	869.85	2.36	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	868.65	3.52	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76
Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$787.96	$1.86	.42%
Class 1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 1A – actual return	1,000.00	787.16	2.97	.67
Class 1A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 2 – actual return	1,000.00	787.04	2.97	.67
Class 2 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 – actual return	1,000.00	786.00	4.07	.92
Class 4 – assumed 5% return	1,000.00	1,020.23	4.61	.92
Growth-Income Fund
Class 1 – actual return	$1,000.00	$803.18	$1.25	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return	1,000.00	802.25	2.37	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	802.13	2.37	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 – actual return	1,000.00	802.49	2.06	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 4 – actual return	1,000.00	801.21	3.48	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$810.03	$2.29	.51%
Class 1 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 1A – actual return	1,000.00	808.58	3.36	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	808.41	3.36	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	807.59	4.48	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Capital Income Builder
Class 1 – actual return	$1,000.00	$903.64	$1.23	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	903.17	2.41	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	903.26	2.41	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	901.95	3.58	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	347

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$842.19	$1.37	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	841.23	2.51	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	840.91	2.51	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	841.06	2.19	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	839.89	3.65	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80
American Funds Global Balanced Fund
Class 1 – actual return	$1,000.00	$836.93	$2.87	.63%
Class 1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 1A – actual return	1,000.00	835.23	4.05	.89
Class 1A – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 2 – actual return	1,000.00	835.91	4.05	.89
Class 2 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 4 – actual return	1,000.00	834.67	5.14	1.13
Class 4 – assumed 5% return	1,000.00	1,019.19	5.66	1.13
The Bond Fund of America
Class 1 – actual return	$1,000.00	$900.38	$.94	.20%
Class 1 – assumed 5% return	1,000.00	1,023.80	1.00	.20
Class 1A – actual return	1,000.00	899.08	2.07	.44
Class 1A – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 – actual return	1,000.00	898.60	2.12	.45
Class 2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 – actual return	1,000.00	897.76	3.29	.70
Class 4 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$839.53	$2.14	.47%
Class 1 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 1A – actual return	1,000.00	837.83	3.28	.72
Class 1A – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 2 – actual return	1,000.00	837.85	3.28	.72
Class 2 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 – actual return	1,000.00	837.41	4.42	.97
Class 4 – assumed 5% return	1,000.00	1,019.98	4.86	.97
American High-Income Trust
Class 1 – actual return	$1,000.00	$875.82	$1.49	.32%
Class 1 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class 1A – actual return	1,000.00	873.98	2.65	.57
Class 1A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 – actual return	1,000.00	874.79	2.65	.57
Class 2 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 3 – actual return	1,000.00	874.18	2.32	.50
Class 3 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 4 – actual return	1,000.00	873.17	3.81	.82
Class 4 – assumed 5% return	1,000.00	1,020.73	4.11	.82

Refer to the end of the tables for footnotes.

348	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$932.26	$1.15	.24%
Class 1 – assumed 5% return	1,000.00	1,023.60	1.20	.24
Class 1A – actual return	1,000.00	930.57	2.39	.50
Class 1A – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 2 – actual return	1,000.00	930.65	2.39	.50
Class 2 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 4 – actual return	1,000.00	929.47	3.59	.75
Class 4 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,000.89	$1.64	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 1A – actual return	1,000.00	999.99	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 – actual return	1,000.00	999.08	2.87	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 – actual return	1,000.00	999.09	2.53	.51
Class 3 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	998.18	4.11	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83
U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$929.18	$1.10	.23%
Class 1 – assumed 5% return	1,000.00	1,023.65	1.15	.23
Class 1A – actual return	1,000.00	928.52	2.30	.48
Class 1A – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 – actual return	1,000.00	927.90	2.29	.48
Class 2 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 3 – actual return	1,000.00	928.21	1.96	.41
Class 3 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 4 – actual return	1,000.00	926.54	3.49	.73
Class 4 – assumed 5% return	1,000.00	1,021.17	3.66	.73

Refer to the end of the tables for footnotes.

American Funds Insurance Series	349

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$778.05	$1.59	.36%	$3.00	.68%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class P2 – actual return	1,000.00	776.82	2.69	.61	4.10	.93
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.66	.93
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$843.21	$1.69	.37%	$3.98	.87%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	4.36	.87
Class P2 – actual return	1,000.00	841.68	2.92	.64	5.21	1.14
Class P2 – assumed 5% return	1,000.00	1,021.62	3.21	.64	5.71	1.14
Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$905.49	$1.65	.35%	$3.50	.74%
Class P1 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.71	.74
Class P2 – actual return	1,000.00	904.43	2.93	.62	4.77	1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.06	1.01
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$841.25	$1.64	.36%	$2.92	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class P2 – actual return	1,000.00	839.91	2.78	.61	4.06	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$855.99	$1.66	.36%	$2.95	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class P2 – actual return	1,000.00	855.00	2.81	.61	4.09	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

350	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee for Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund and U.S. Government Securities Fund and to add additional advisory fee breakpoints for Growth Fund when the fund’s net assets exceed $44 billion, for Growth-Income Fund when the fund’s net assets exceed $44 billion, and for Asset Allocation Fund when the fund’s net assets exceed $34 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors,among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds,including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included),and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also

American Funds Insurance Series	351

considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients,the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence,company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

352	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2023. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors,among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds,including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included),and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2021. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	353

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients,the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

354	American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence,company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	355

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356	American Funds Insurance Series

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American Funds Insurance Series	357

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358	American Funds Insurance Series

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American Funds Insurance Series	359

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

360	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2022.
[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Capital World Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2021. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)1. Main Portfolio of Investments

2. Bond Portfolio of Investments

JOHN HANCOCK
Variable Insurance Trust

Semiannual report
June 30, 2022

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 8.6%
Diversified telecommunication services – 1.1%
AT&T, Inc.	1,471,068	$30,833,585
Lumen Technologies, Inc.	200,501	2,187,466
Verizon Communications, Inc.	861,646	43,728,535
		76,749,586
Entertainment – 1.2%
Activision Blizzard, Inc.	160,678	12,510,389
Electronic Arts, Inc.	57,843	7,036,601
Live Nation Entertainment, Inc. (A)	28,794	2,377,809
Netflix, Inc. (A)	90,994	15,912,121
Take-Two Interactive Software, Inc. (A)	32,497	3,981,857
The Walt Disney Company (A)	372,594	35,172,874
Warner Bros Discovery, Inc. (A)(B)	449,536	6,032,773
		83,024,424
Interactive media and services – 5.1%
Alphabet, Inc., Class A (A)	61,610	134,264,209
Alphabet, Inc., Class C (A)	56,493	123,575,613
Match Group, Inc. (A)	58,231	4,058,118
Meta Platforms, Inc., Class A (A)	469,975	75,783,469
Twitter, Inc. (A)	156,462	5,850,114
		343,531,523
Media – 0.9%
Charter Communications, Inc., Class A (A)	22,744	10,656,246
Comcast Corp., Class A	916,267	35,954,317
DISH Network Corp., Class A (A)	50,596	907,186
Fox Corp., Class A	65,733	2,113,973
Fox Corp., Class B	30,146	895,336
News Corp., Class A	79,517	1,238,875
News Corp., Class B	24,750	393,278
Omnicom Group, Inc.	43,579	2,772,060
Paramount Global, Class B	123,135	3,038,972
The Interpublic Group of Companies, Inc.	80,005	2,202,538
		60,172,781
Wireless telecommunication services – 0.3%
T-Mobile US, Inc. (A)	120,769	16,248,261
		579,726,575
Consumer discretionary – 10.3%
Auto components – 0.1%
Aptiv PLC (A)	54,982	4,897,247
BorgWarner, Inc.	48,739	1,626,420
		6,523,667
Automobiles – 2.0%
Ford Motor Company	813,554	9,054,856
General Motors Company (A)	300,814	9,553,853
Tesla, Inc. (A)	171,901	115,761,571
		134,370,280
Distributors – 0.2%
Genuine Parts Company	29,109	3,871,497
LKQ Corp.	54,953	2,697,643
Pool Corp.	8,151	2,862,876
		9,432,016
Hotels, restaurants and leisure – 1.8%
Booking Holdings, Inc. (A)	8,346	14,597,071
Caesars Entertainment, Inc. (A)	43,381	1,661,492
Carnival Corp. (A)	162,307	1,403,956
Chipotle Mexican Grill, Inc. (A)	5,710	7,464,455
Darden Restaurants, Inc.	26,488	2,996,323
Domino's Pizza, Inc.	7,491	2,919,318
Expedia Group, Inc. (A)	30,716	2,912,798
Hilton Worldwide Holdings, Inc.	56,644	6,312,407
Las Vegas Sands Corp. (A)	69,878	2,347,202
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc., Class A	56,869	$7,734,753
McDonald's Corp.	151,330	37,360,350
MGM Resorts International	75,944	2,198,579
Norwegian Cruise Line Holdings, Ltd. (A)	86,884	966,150
Penn National Gaming, Inc. (A)	31,868	969,425
Royal Caribbean Cruises, Ltd. (A)	45,556	1,590,360
Starbucks Corp.	234,993	17,951,115
Wynn Resorts, Ltd. (A)	21,395	1,219,087
Yum! Brands, Inc.	58,338	6,621,946
		119,226,787
Household durables – 0.3%
D.R. Horton, Inc.	66,251	4,385,154
Garmin, Ltd.	30,881	3,034,058
Lennar Corp., A Shares	53,242	3,757,288
Mohawk Industries, Inc. (A)	9,800	1,216,082
Newell Brands, Inc.	76,953	1,465,185
NVR, Inc. (A)	631	2,526,612
PulteGroup, Inc.	47,772	1,893,204
Whirlpool Corp.	11,579	1,793,240
		20,070,823
Internet and direct marketing retail – 2.9%
Amazon.com, Inc. (A)	1,792,554	190,387,160
eBay, Inc.	114,968	4,790,717
Etsy, Inc. (A)	25,727	1,883,474
		197,061,351
Leisure products – 0.0%
Hasbro, Inc.	26,306	2,153,935
Multiline retail – 0.5%
Dollar General Corp.	46,932	11,518,990
Dollar Tree, Inc. (A)	46,676	7,274,455
Target Corp.	94,817	13,391,005
		32,184,450
Specialty retail – 2.0%
Advance Auto Parts, Inc.	12,162	2,105,121
AutoZone, Inc. (A)	4,062	8,729,725
Bath & Body Works, Inc.	48,039	1,293,210
Best Buy Company, Inc.	40,801	2,659,817
CarMax, Inc. (A)	33,117	2,996,426
Lowe's Companies, Inc.	135,389	23,648,397
O'Reilly Automotive, Inc. (A)	13,332	8,422,624
Ross Stores, Inc.	72,587	5,097,785
The Home Depot, Inc.	211,650	58,049,246
The TJX Companies, Inc.	241,617	13,494,309
Tractor Supply Company	23,240	4,505,074
Ulta Beauty, Inc. (A)	10,646	4,103,820
		135,105,554
Textiles, apparel and luxury goods – 0.5%
NIKE, Inc., Class B	259,778	26,549,312
PVH Corp.	14,504	825,278
Ralph Lauren Corp.	9,884	886,101
Tapestry, Inc.	50,676	1,546,632
VF Corp.	66,239	2,925,777
		32,733,100
		688,861,963
Consumer staples – 6.8%
Beverages – 1.8%
Brown-Forman Corp., Class B	37,138	2,605,602
Constellation Brands, Inc., Class A	33,187	7,734,562
Keurig Dr. Pepper, Inc.	151,437	5,359,355
Molson Coors Beverage Company, Class B	38,292	2,087,297
Monster Beverage Corp. (A)	76,324	7,075,235
PepsiCo, Inc.	283,586	47,262,443

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	799,604	$50,303,088
		122,427,582
Food and staples retailing – 1.5%
Costco Wholesale Corp.	90,920	43,576,138
Sysco Corp.	103,982	8,808,315
The Kroger Company	134,353	6,358,927
Walgreens Boots Alliance, Inc.	145,925	5,530,558
Walmart, Inc.	287,177	34,914,980
		99,188,918
Food products – 1.1%
Archer-Daniels-Midland Company	116,080	9,007,808
Campbell Soup Company	41,270	1,983,024
Conagra Brands, Inc.	97,630	3,342,851
General Mills, Inc.	123,229	9,297,628
Hormel Foods Corp.	57,293	2,713,396
Kellogg Company	51,964	3,707,112
Lamb Weston Holdings, Inc.	29,496	2,107,784
McCormick & Company, Inc.	50,650	4,216,613
Mondelez International, Inc., Class A	284,114	17,640,638
The Hershey Company	29,559	6,359,914
The J.M. Smucker Company	22,021	2,818,908
The Kraft Heinz Company	144,293	5,503,335
Tyson Foods, Inc., Class A	59,923	5,156,973
		73,855,984
Household products – 1.5%
Church & Dwight Company, Inc.	49,908	4,624,475
Colgate-Palmolive Company	171,449	13,739,923
Kimberly-Clark Corp.	68,449	9,250,882
The Clorox Company	24,962	3,519,143
The Procter & Gamble Company	491,575	70,683,569
		101,817,992
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	47,941	12,209,134
Tobacco – 0.7%
Altria Group, Inc.	370,520	15,476,620
Philip Morris International, Inc.	316,782	31,279,055
		46,755,675
		456,255,285
Energy – 4.2%
Energy equipment and services – 0.3%
Baker Hughes Company	192,980	5,571,333
Halliburton Company	186,510	5,848,954
Schlumberger NV	289,398	10,348,872
		21,769,159
Oil, gas and consumable fuels – 3.9%
APA Corp.	70,185	2,449,457
Chevron Corp.	402,000	58,201,560
ConocoPhillips	264,444	23,749,716
Coterra Energy, Inc.	166,639	4,297,620
Devon Energy Corp.	125,105	6,894,537
Diamondback Energy, Inc.	34,592	4,190,821
EOG Resources, Inc.	120,212	13,276,213
Exxon Mobil Corp.	862,541	73,868,011
Hess Corp.	56,019	5,934,653
Kinder Morgan, Inc.	396,186	6,640,077
Marathon Oil Corp.	144,798	3,255,059
Marathon Petroleum Corp.	110,779	9,107,142
Occidental Petroleum Corp.	183,553	10,807,601
ONEOK, Inc.	90,583	5,027,357
Phillips 66	98,512	8,076,999
Pioneer Natural Resources Company	46,115	10,287,334
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	253,128	$7,900,125
Valero Energy Corp.	83,095	8,831,337
		262,795,619
		284,564,778
Financials – 10.5%
Banks – 3.6%
Bank of America Corp.	1,451,712	45,191,795
Citigroup, Inc.	397,889	18,298,915
Citizens Financial Group, Inc.	101,165	3,610,579
Comerica, Inc.	27,221	1,997,477
Fifth Third Bancorp	140,392	4,717,171
First Republic Bank	37,019	5,338,140
Huntington Bancshares, Inc.	300,118	3,610,420
JPMorgan Chase & Co.	601,633	67,749,892
KeyCorp	193,106	3,327,216
M&T Bank Corp.	36,417	5,804,506
Regions Financial Corp.	194,015	3,637,781
Signature Bank	13,027	2,334,569
SVB Financial Group (A)	11,924	4,709,861
The PNC Financial Services Group, Inc.	85,209	13,443,424
Truist Financial Corp.	271,312	12,868,328
U.S. Bancorp	278,463	12,814,867
Wells Fargo & Company	776,800	30,427,256
Zions Bancorp NA	29,664	1,509,898
		241,392,095
Capital markets – 2.8%
Ameriprise Financial, Inc.	22,323	5,305,731
BlackRock, Inc.	29,079	17,710,274
Cboe Global Markets, Inc.	21,672	2,453,054
CME Group, Inc.	73,928	15,133,062
FactSet Research Systems, Inc.	7,673	2,950,806
Franklin Resources, Inc.	57,236	1,334,171
Intercontinental Exchange, Inc.	114,464	10,764,195
Invesco, Ltd.	69,397	1,119,374
MarketAxess Holdings, Inc.	7,724	1,977,421
Moody's Corp.	32,926	8,954,884
Morgan Stanley	286,554	21,795,297
MSCI, Inc.	16,757	6,906,398
Nasdaq, Inc.	23,790	3,628,927
Northern Trust Corp.	42,357	4,086,603
Raymond James Financial, Inc.	39,881	3,565,760
S&P Global, Inc.	71,144	23,979,797
State Street Corp.	74,316	4,581,581
T. Rowe Price Group, Inc.	45,897	5,214,358
The Bank of New York Mellon Corp.	154,844	6,458,543
The Charles Schwab Corp.	310,860	19,640,135
The Goldman Sachs Group, Inc.	70,230	20,859,715
		188,420,086
Consumer finance – 0.5%
American Express Company	124,322	17,233,516
Capital One Financial Corp.	80,524	8,389,796
Discover Financial Services	56,676	5,360,416
Synchrony Financial	104,590	2,888,776
		33,872,504
Diversified financial services – 1.5%
Berkshire Hathaway, Inc., Class B (A)	370,466	101,144,627
Insurance – 2.1%
Aflac, Inc.	121,822	6,740,411
American International Group, Inc.	162,292	8,297,990
Aon PLC, Class A	43,133	11,632,107
Arthur J. Gallagher & Company	43,308	7,060,936
Assurant, Inc.	10,821	1,870,410
Brown & Brown, Inc.	47,508	2,771,617

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb, Ltd.	86,634	$17,030,512
Cincinnati Financial Corp.	30,468	3,625,083
Everest Re Group, Ltd.	8,104	2,271,389
Globe Life, Inc.	19,021	1,853,977
Lincoln National Corp.	31,906	1,492,244
Loews Corp.	41,311	2,448,090
Marsh & McLennan Companies, Inc.	102,974	15,986,714
MetLife, Inc.	140,887	8,846,295
Principal Financial Group, Inc.	47,711	3,186,618
Prudential Financial, Inc.	76,340	7,304,211
The Allstate Corp.	56,329	7,138,574
The Hartford Financial Services Group, Inc.	67,332	4,405,533
The Progressive Corp.	120,682	14,031,696
The Travelers Companies, Inc.	49,172	8,316,460
W.R. Berkley Corp.	42,759	2,918,729
Willis Towers Watson PLC	22,937	4,527,534
		143,757,130
		708,586,442
Health care – 14.7%
Biotechnology – 2.1%
AbbVie, Inc.	362,480	55,517,437
Amgen, Inc.	109,244	26,579,065
Biogen, Inc. (A)	30,292	6,177,750
Gilead Sciences, Inc.	258,205	15,959,651
Incyte Corp. (A)	38,153	2,898,483
Moderna, Inc. (A)	70,711	10,101,066
Regeneron Pharmaceuticals, Inc. (A)	22,159	13,098,850
Vertex Pharmaceuticals, Inc. (A)	52,356	14,753,397
		145,085,699
Health care equipment and supplies – 2.7%
Abbott Laboratories	358,739	38,976,992
ABIOMED, Inc. (A)	9,224	2,283,032
Align Technology, Inc. (A)	14,935	3,534,666
Baxter International, Inc.	104,503	6,712,228
Becton, Dickinson and Company	58,373	14,390,696
Boston Scientific Corp. (A)	294,854	10,989,209
Dentsply Sirona, Inc.	44,422	1,587,198
DexCom, Inc. (A)	81,405	6,067,115
Edwards Lifesciences Corp. (A)	126,695	12,047,428
Hologic, Inc. (A)	51,523	3,570,544
IDEXX Laboratories, Inc. (A)	17,292	6,064,823
Intuitive Surgical, Inc. (A)	73,313	14,714,652
Medtronic PLC	275,477	24,724,061
ResMed, Inc.	29,577	6,200,227
STERIS PLC	20,277	4,180,104
Stryker Corp.	69,077	13,741,488
Teleflex, Inc.	9,513	2,338,771
The Cooper Companies, Inc.	10,010	3,134,331
Zimmer Biomet Holdings, Inc.	42,448	4,459,587
		179,717,152
Health care providers and services – 3.4%
AmerisourceBergen Corp.	30,408	4,302,124
Cardinal Health, Inc.	55,128	2,881,541
Centene Corp. (A)	121,041	10,241,279
Cigna Corp.	64,958	17,117,732
CVS Health Corp.	268,211	24,852,431
DaVita, Inc. (A)	11,456	916,022
Elevance Health, Inc.	49,557	23,915,217
HCA Healthcare, Inc.	46,588	7,829,579
Henry Schein, Inc. (A)	28,393	2,178,879
Humana, Inc.	26,119	12,225,520
Laboratory Corp. of America Holdings	18,832	4,413,468
McKesson Corp.	29,746	9,703,443
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Molina Healthcare, Inc. (A)	11,851	$3,313,658
Quest Diagnostics, Inc.	23,310	3,099,764
UnitedHealth Group, Inc.	192,309	98,775,672
Universal Health Services, Inc., Class B	13,560	1,365,628
		227,131,957
Life sciences tools and services – 1.8%
Agilent Technologies, Inc.	61,676	7,325,259
Bio-Rad Laboratories, Inc., Class A (A)	4,368	2,162,160
Bio-Techne Corp.	7,905	2,740,189
Charles River Laboratories International, Inc. (A)	10,243	2,191,695
Danaher Corp.	132,533	33,599,766
Illumina, Inc. (A)	31,856	5,872,972
IQVIA Holdings, Inc. (A)	38,946	8,450,893
Mettler-Toledo International, Inc. (A)	4,699	5,398,070
PerkinElmer, Inc.	25,714	3,657,045
Thermo Fisher Scientific, Inc.	79,955	43,437,952
Waters Corp. (A)	12,472	4,127,983
West Pharmaceutical Services, Inc.	15,037	4,546,738
		123,510,722
Pharmaceuticals – 4.7%
Bristol-Myers Squibb Company	435,964	33,569,228
Catalent, Inc. (A)	36,817	3,950,096
Eli Lilly & Company	161,508	52,365,739
Johnson & Johnson	539,020	95,681,440
Merck & Company, Inc.	517,826	47,210,196
Organon & Company	51,529	1,739,104
Pfizer, Inc.	1,147,996	60,189,430
Viatris, Inc.	245,795	2,573,474
Zoetis, Inc.	96,332	16,558,507
		313,837,214
		989,282,744
Industrials – 7.6%
Aerospace and defense – 1.7%
General Dynamics Corp.	47,159	10,433,929
Howmet Aerospace, Inc.	78,461	2,467,598
Huntington Ingalls Industries, Inc.	8,159	1,777,193
L3Harris Technologies, Inc.	39,494	9,545,700
Lockheed Martin Corp.	48,512	20,858,220
Northrop Grumman Corp.	29,993	14,353,750
Raytheon Technologies Corp.	304,129	29,229,838
Textron, Inc.	45,557	2,782,166
The Boeing Company (A)	114,054	15,593,463
TransDigm Group, Inc. (A)	10,642	5,711,242
		112,753,099
Air freight and logistics – 0.7%
CH Robinson Worldwide, Inc.	26,771	2,713,776
Expeditors International of Washington, Inc.	34,531	3,365,391
FedEx Corp.	48,768	11,056,193
United Parcel Service, Inc., Class B	150,267	27,429,738
		44,565,098
Airlines – 0.2%
Alaska Air Group, Inc. (A)	25,454	1,019,433
American Airlines Group, Inc. (A)	131,599	1,668,675
Delta Air Lines, Inc. (A)	130,066	3,768,012
Southwest Airlines Company (A)	120,255	4,343,611
United Airlines Holdings, Inc. (A)	65,776	2,329,786
		13,129,517
Building products – 0.4%
A.O. Smith Corp.	27,073	1,480,352
Allegion PLC	18,231	1,784,815

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Carrier Global Corp.	171,027	$6,098,823
Fortune Brands Home & Security, Inc.	28,025	1,678,137
Johnson Controls International PLC	144,763	6,931,252
Masco Corp.	46,384	2,347,030
Trane Technologies PLC	48,295	6,272,072
		26,592,481
Commercial services and supplies – 0.4%
Cintas Corp.	17,789	6,644,725
Copart, Inc. (A)	43,277	4,702,479
Republic Services, Inc.	42,708	5,589,196
Rollins, Inc.	46,008	1,606,599
Waste Management, Inc.	78,743	12,046,104
		30,589,103
Construction and engineering – 0.0%
Quanta Services, Inc.	29,864	3,743,154
Electrical equipment – 0.5%
AMETEK, Inc.	46,994	5,164,171
Eaton Corp. PLC	81,018	10,207,458
Emerson Electric Company	121,506	9,664,587
Generac Holdings, Inc. (A)	12,830	2,701,741
Rockwell Automation, Inc.	23,583	4,700,328
		32,438,285
Industrial conglomerates – 0.8%
3M Company	116,060	15,019,325
General Electric Company	225,488	14,356,821
Honeywell International, Inc.	139,266	24,205,823
		53,581,969
Machinery – 1.5%
Caterpillar, Inc.	109,116	19,505,576
Cummins, Inc.	29,189	5,648,947
Deere & Company	57,117	17,104,828
Dover Corp.	29,261	3,549,945
Fortive Corp.	72,845	3,961,311
IDEX Corp.	15,447	2,805,639
Illinois Tool Works, Inc.	58,257	10,617,338
Ingersoll Rand, Inc.	82,354	3,465,456
Nordson Corp.	11,195	2,266,316
Otis Worldwide Corp.	86,745	6,130,269
PACCAR, Inc.	70,565	5,810,322
Parker-Hannifin Corp.	26,231	6,454,138
Pentair PLC	33,712	1,542,998
Snap-on, Inc.	10,970	2,161,419
Stanley Black & Decker, Inc.	31,148	3,266,179
Wabtec Corp.	38,422	3,153,678
Xylem, Inc.	36,619	2,862,873
		100,307,232
Professional services – 0.3%
Equifax, Inc.	24,764	4,526,364
Jacobs Engineering Group, Inc.	26,487	3,367,292
Leidos Holdings, Inc.	28,774	2,897,830
Nielsen Holdings PLC	72,928	1,693,388
Robert Half International, Inc.	22,758	1,704,347
Verisk Analytics, Inc.	32,795	5,676,487
		19,865,708
Road and rail – 0.9%
CSX Corp.	444,885	12,928,358
JB Hunt Transport Services, Inc.	17,105	2,693,524
Norfolk Southern Corp.	48,477	11,018,337
Old Dominion Freight Line, Inc.	19,067	4,886,491
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Union Pacific Corp.	128,650	$27,438,472
		58,965,182
Trading companies and distributors – 0.2%
Fastenal Company	116,818	5,831,555
United Rentals, Inc. (A)	14,714	3,574,178
W.W. Grainger, Inc.	8,891	4,040,337
		13,446,070
		509,976,898
Information technology – 26.1%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	45,532	4,268,170
Cisco Systems, Inc.	851,220	36,296,021
F5, Inc. (A)	12,259	1,876,117
Juniper Networks, Inc.	66,088	1,883,508
Motorola Solutions, Inc.	34,416	7,213,594
		51,537,410
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	121,584	7,827,578
CDW Corp.	27,947	4,403,329
Corning, Inc.	156,177	4,921,137
Keysight Technologies, Inc. (A)	37,445	5,161,793
TE Connectivity, Ltd.	66,667	7,543,371
Teledyne Technologies, Inc. (A)	9,473	3,553,417
Trimble, Inc. (A)	51,143	2,978,057
Zebra Technologies Corp., Class A (A)	10,854	3,190,533
		39,579,215
IT services – 4.3%
Accenture PLC, Class A	129,766	36,029,530
Akamai Technologies, Inc. (A)	33,096	3,022,658
Automatic Data Processing, Inc.	85,993	18,061,970
Broadridge Financial Solutions, Inc.	23,612	3,365,891
Cognizant Technology Solutions Corp., Class A	106,830	7,209,957
DXC Technology Company (A)	51,201	1,551,902
EPAM Systems, Inc. (A)	11,569	3,410,310
Fidelity National Information Services, Inc.	125,633	11,516,777
Fiserv, Inc. (A)	118,991	10,586,629
FleetCor Technologies, Inc. (A)	15,897	3,340,119
Gartner, Inc. (A)	16,169	3,910,149
Global Payments, Inc.	58,017	6,419,001
IBM Corp.	183,958	25,973,030
Jack Henry & Associates, Inc.	15,098	2,717,942
Mastercard, Inc., Class A	175,667	55,419,425
Paychex, Inc.	65,092	7,412,026
PayPal Holdings, Inc. (A)	236,242	16,499,141
VeriSign, Inc. (A)	19,783	3,310,289
Visa, Inc., Class A	337,220	66,395,246
		286,151,992
Semiconductors and semiconductor equipment – 5.0%
Advanced Micro Devices, Inc. (A)	331,029	25,313,788
Analog Devices, Inc.	107,255	15,668,883
Applied Materials, Inc.	181,342	16,498,495
Broadcom, Inc.	83,600	40,613,716
Enphase Energy, Inc. (A)	27,362	5,342,157
Intel Corp.	837,493	31,330,613
KLA Corp.	30,439	9,712,476
Lam Research Corp.	28,615	12,194,282
Microchip Technology, Inc.	114,171	6,631,052
Micron Technology, Inc.	228,815	12,648,893
Monolithic Power Systems, Inc.	8,773	3,369,183
NVIDIA Corp.	512,972	77,761,425
NXP Semiconductors NV	53,890	7,977,337
ON Semiconductor Corp. (A)	89,060	4,480,609

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (A)	22,590	$2,130,689
Qualcomm, Inc.	230,132	29,397,062
Skyworks Solutions, Inc.	33,567	3,109,647
SolarEdge Technologies, Inc. (A)	11,411	3,122,962
Teradyne, Inc.	33,532	3,002,791
Texas Instruments, Inc.	188,927	29,028,634
		339,334,694
Software – 8.7%
Adobe, Inc. (A)	96,842	35,449,983
ANSYS, Inc. (A)	17,735	4,243,808
Autodesk, Inc. (A)	44,719	7,689,879
Cadence Design Systems, Inc. (A)	56,257	8,440,238
Ceridian HCM Holding, Inc. (A)	27,414	1,290,651
Citrix Systems, Inc.	25,251	2,453,640
Fortinet, Inc. (A)	137,760	7,794,461
Intuit, Inc.	58,218	22,439,546
Microsoft Corp.	1,531,995	393,462,276
NortonLifeLock, Inc.	118,147	2,594,508
Oracle Corp.	322,066	22,502,751
Paycom Software, Inc. (A)	9,771	2,737,053
PTC, Inc. (A)	21,473	2,283,439
Roper Technologies, Inc.	21,939	8,658,226
salesforce.com, Inc. (A)	203,619	33,605,280
ServiceNow, Inc. (A)	41,054	19,521,998
Synopsys, Inc. (A)	31,117	9,450,233
Tyler Technologies, Inc. (A)	8,302	2,760,249
		587,378,219
Technology hardware, storage and peripherals – 6.7%
Apple, Inc.	3,149,669	430,622,728
Hewlett Packard Enterprise Company	265,437	3,519,695
HP, Inc.	215,495	7,063,926
NetApp, Inc.	45,532	2,970,508
Seagate Technology Holdings PLC	40,066	2,862,315
Western Digital Corp. (A)	66,218	2,968,553
		450,007,725
		1,753,989,255
Materials – 2.5%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	45,814	11,017,351
Albemarle Corp.	23,771	4,967,664
Celanese Corp.	22,585	2,656,222
CF Industries Holdings, Inc.	43,720	3,748,116
Corteva, Inc.	149,227	8,079,150
Dow, Inc.	148,163	7,646,692
DuPont de Nemours, Inc.	103,061	5,728,130
Eastman Chemical Company	25,492	2,288,417
Ecolab, Inc.	50,589	7,778,565
FMC Corp.	26,159	2,799,275
International Flavors & Fragrances, Inc.	52,304	6,230,452
Linde PLC	102,967	29,606,102
LyondellBasell Industries NV, Class A	53,714	4,697,826
PPG Industries, Inc.	48,244	5,516,219
The Mosaic Company	73,303	3,462,101
The Sherwin-Williams Company	49,236	11,024,433
		117,246,715
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,678	3,793,765
Vulcan Materials Company	26,967	3,832,011
		7,625,776
Containers and packaging – 0.3%
Amcor PLC	313,377	3,895,276
Avery Dennison Corp.	16,846	2,726,862
Ball Corp.	66,385	4,565,296
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
International Paper Company	74,983	$3,136,539
Packaging Corp. of America	19,308	2,654,850
Sealed Air Corp.	30,466	1,758,498
Westrock Company	54,270	2,162,117
		20,899,438
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	298,392	8,730,950
Newmont Corp.	162,427	9,692,019
Nucor Corp.	53,904	5,628,117
		24,051,086
		169,823,015
Real estate – 2.9%
Equity real estate investment trusts – 2.8%
Alexandria Real Estate Equities, Inc.	30,474	4,419,644
American Tower Corp.	95,324	24,363,861
AvalonBay Communities, Inc.	28,378	5,512,427
Boston Properties, Inc.	28,885	2,570,187
Camden Property Trust	21,178	2,848,017
Crown Castle International Corp.	89,071	14,997,775
Digital Realty Trust, Inc.	58,961	7,654,907
Duke Realty Corp.	80,557	4,426,607
Equinix, Inc.	18,540	12,181,151
Equity Residential	69,260	5,001,957
Essex Property Trust, Inc.	13,219	3,456,901
Extra Space Storage, Inc.	27,197	4,626,754
Federal Realty Investment Trust	14,226	1,361,997
Healthpeak Properties, Inc.	109,548	2,838,389
Host Hotels & Resorts, Inc.	145,119	2,275,466
Iron Mountain, Inc.	58,834	2,864,627
Kimco Realty Corp.	124,700	2,465,319
Mid-America Apartment Communities, Inc.	23,582	4,119,068
Prologis, Inc.	151,717	17,849,505
Public Storage	30,986	9,688,393
Realty Income Corp.	124,101	8,471,134
Regency Centers Corp.	31,075	1,843,058
SBA Communications Corp.	22,267	7,126,553
Simon Property Group, Inc.	66,792	6,339,897
UDR, Inc.	60,802	2,799,324
Ventas, Inc.	83,830	4,311,377
VICI Properties, Inc.	198,135	5,902,442
Vornado Realty Trust	32,316	923,914
Welltower, Inc.	93,685	7,714,960
Weyerhaeuser Company	152,398	5,047,422
		186,003,033
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	68,240	5,023,146
		191,026,179
Utilities – 3.0%
Electric utilities – 1.9%
Alliant Energy Corp.	50,866	2,981,256
American Electric Power Company, Inc.	104,831	10,057,486
Constellation Energy Corp.	66,250	3,793,475
Duke Energy Corp.	158,331	16,974,667
Edison International	77,177	4,880,673
Entergy Corp.	42,666	4,805,898
Evergy, Inc.	46,606	3,041,042
Eversource Energy	69,847	5,899,976
Exelon Corp.	198,750	9,007,350
FirstEnergy Corp.	117,387	4,506,487
NextEra Energy, Inc.	404,033	31,296,396
NRG Energy, Inc.	49,752	1,899,034
Pinnacle West Capital Corp.	22,924	1,676,203
PPL Corp.	148,954	4,041,122

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
The Southern Company	218,505	$15,581,592
Xcel Energy, Inc.	112,421	7,954,910
		128,397,567
Gas utilities – 0.1%
Atmos Energy Corp.	28,557	3,201,240
Independent power and renewable electricity producers – 0.0%
The AES Corp.	135,441	2,845,615
Multi-utilities – 0.9%
Ameren Corp.	52,266	4,722,756
CenterPoint Energy, Inc.	129,183	3,821,233
CMS Energy Corp.	58,874	3,973,995
Consolidated Edison, Inc.	71,827	6,830,748
Dominion Energy, Inc.	167,123	13,338,087
DTE Energy Company	39,381	4,991,542
NiSource, Inc.	86,841	2,560,941
Public Service Enterprise Group, Inc.	102,761	6,502,716
Sempra Energy	64,905	9,753,274
WEC Energy Group, Inc.	64,114	6,452,433
		62,947,725
Water utilities – 0.1%
American Water Works Company, Inc.	36,890	5,488,125
		202,880,272
TOTAL COMMON STOCKS (Cost $2,871,115,766)		$6,534,973,406
SHORT-TERM INVESTMENTS – 2.6%
U.S. Government – 0.1%
U.S. Treasury Bill 0.970%, 07/19/2022 *	$8,200,000	8,195,808
U.S. Government Agency – 2.5%
Federal Home Loan Bank Discount Note
0.870%, 07/14/2022 *	70,000,000	69,964,866
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note (continued)
1.225%, 07/06/2022 *	$35,000,000	$34,993,242
1.380%, 08/03/2022 *	50,000,000	49,921,898
1.570%, 08/25/2022 *	13,000,000	12,966,173
		167,846,179
Short-term funds – 0.0%
John Hancock Collateral Trust, 1.4215% (C)(D)	45,680	456,633
Repurchase agreement – 0.0%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $1,046,007 on 7-1-22, collateralized by $1,068,100 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $1,066,932)	$1,046,000	1,046,000
TOTAL SHORT-TERM INVESTMENTS (Cost $177,576,360)		$177,544,620
Total Investments (500 Index Trust) (Cost $3,048,692,126) – 99.8%		$6,712,518,026
Other assets and liabilities, net – 0.2%		10,138,634
TOTAL NET ASSETS – 100.0%		$6,722,656,660
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,004	Long	Sep 2022	$201,095,945	$190,232,900	$(10,863,045)
						$(10,863,045)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	52,202,251	$1,144,273,347
TOTAL INVESTMENT COMPANIES (Cost $1,099,271,628)		$1,144,273,347
Total Investments (American Asset Allocation Trust) (Cost $1,099,271,628) - 100.0%		$1,144,273,347
Other assets and liabilities, net - (0.0%)		(102,809)
TOTAL NET ASSETS - 100.0%		$1,144,170,538
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	6,150,429	$178,792,977
TOTAL INVESTMENT COMPANIES (Cost $180,180,850)		$178,792,977
Total Investments (American Global Growth Trust) (Cost $180,180,850) - 100.0%		$178,792,977
Other assets and liabilities, net - (0.0%)		(32,318)
TOTAL NET ASSETS - 100.0%		$178,760,659

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	10,040,203	$769,179,988
TOTAL INVESTMENT COMPANIES (Cost $797,504,697)		$769,179,988
Total Investments (American Growth Trust) (Cost $797,504,697) - 100.0%		$769,179,988
Other assets and liabilities, net - (0.0%)		(86,730)
TOTAL NET ASSETS - 100.0%		$769,093,258
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	16,991,396	$829,010,196
TOTAL INVESTMENT COMPANIES (Cost $800,831,054)		$829,010,196
Total Investments (American Growth-Income Trust) (Cost $800,831,054) - 100.0%		$829,010,196
Other assets and liabilities, net - (0.0%)		(78,570)
TOTAL NET ASSETS - 100.0%		$828,931,626
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	23,059,550	$349,813,375
TOTAL INVESTMENT COMPANIES (Cost $434,885,320)		$349,813,375
Total Investments (American International Trust) (Cost $434,885,320) - 100.0%		$349,813,375
Other assets and liabilities, net - (0.0%)		(50,171)
TOTAL NET ASSETS - 100.0%		$349,763,204
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 17.7%
Entertainment – 1.6%
Netflix, Inc. (A)	34,849	$6,094,045
Sea, Ltd., ADR (A)	184,455	12,332,661
Spotify Technology SA (A)	29,884	2,804,016
The Walt Disney Company (A)	52,362	4,942,973
		26,173,695
Interactive media and services – 15.8%
Alphabet, Inc., Class A (A)	7,907	17,231,409
Alphabet, Inc., Class C (A)	75,766	165,734,337
Meta Platforms, Inc., Class A (A)	313,711	50,585,899
Pinterest, Inc., Class A (A)	151,374	2,748,952
Snap, Inc., Class A (A)	622,383	8,171,889
Tencent Holdings, Ltd.	163,600	7,405,375
		251,877,861
Wireless telecommunication services – 0.3%
T-Mobile US, Inc. (A)	39,972	5,377,833
		283,429,389
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 19.0%
Automobiles – 4.2%
Tesla, Inc. (A)	99,523	$67,020,779
Hotels, restaurants and leisure – 1.4%
Booking Holdings, Inc. (A)	4,944	8,647,007
Chipotle Mexican Grill, Inc. (A)	10,026	13,106,589
		21,753,596
Internet and direct marketing retail – 10.0%
Amazon.com, Inc. (A)	1,440,773	153,024,500
DoorDash, Inc., Class A (A)	121,537	7,799,029
		160,823,529
Multiline retail – 1.0%
Dollar General Corp.	67,497	16,566,464
Specialty retail – 1.1%
Carvana Company (A)(B)	138,063	3,117,463
Ross Stores, Inc.	152,229	10,691,043
The TJX Companies, Inc.	55,272	3,086,941
		16,895,447
Textiles, apparel and luxury goods – 1.3%
Lululemon Athletica, Inc. (A)	34,975	9,534,535
NIKE, Inc., Class B	115,414	11,795,311
		21,329,846
		304,389,661
Financials – 3.3%
Capital markets – 2.4%
MSCI, Inc.	5,607	2,310,925
S&P Global, Inc.	30,498	10,279,656
The Charles Schwab Corp.	149,319	9,433,974
The Goldman Sachs Group, Inc.	59,096	17,552,694
		39,577,249
Insurance – 0.9%
Chubb, Ltd.	34,075	6,698,464
Marsh & McLennan Companies, Inc.	46,915	7,283,554
		13,982,018
		53,559,267
Health care – 13.3%
Health care equipment and supplies – 2.6%
Align Technology, Inc. (A)	9,062	2,144,704
Intuitive Surgical, Inc. (A)	111,247	22,328,385
Stryker Corp.	62,379	12,409,054
Teleflex, Inc.	16,336	4,016,206
		40,898,349
Health care providers and services – 5.3%
Humana, Inc.	29,410	13,765,939
UnitedHealth Group, Inc.	137,050	70,392,992
		84,158,931
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	25,935	5,136,167
Life sciences tools and services – 2.1%
Danaher Corp.	86,037	21,812,100
Thermo Fisher Scientific, Inc.	22,815	12,394,933
		34,207,033
Pharmaceuticals – 3.0%
AstraZeneca PLC, ADR	89,788	5,932,293
Eli Lilly & Company	97,592	31,642,254
Zoetis, Inc.	64,392	11,068,341
		48,642,888
		213,043,368

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 0.6%
Commercial services and supplies – 0.1%
Cintas Corp.	6,799	$2,539,630
Industrial conglomerates – 0.3%
General Electric Company	69,414	4,419,589
Professional services – 0.2%
TransUnion	34,374	2,749,576
		9,708,795
Information technology – 44.2%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	27,158	3,072,928
IT services – 7.5%
Adyen NV (A)(C)	1,502	2,167,584
Affirm Holdings, Inc. (A)(B)	72,527	1,309,838
Block, Inc. (A)	81,951	5,036,708
Mastercard, Inc., Class A	122,769	38,731,164
MongoDB, Inc. (A)	31,699	8,225,891
PayPal Holdings, Inc. (A)	53,218	3,716,745
Shopify, Inc., Class A (A)	182,610	5,704,736
Snowflake, Inc., Class A (A)	21,864	3,040,408
Visa, Inc., Class A	262,080	51,600,931
		119,534,005
Semiconductors and semiconductor equipment – 6.0%
Advanced Micro Devices, Inc. (A)	211,831	16,198,717
ASML Holding NV, NYRS	25,723	12,241,061
Marvell Technology, Inc.	136,640	5,947,939
Monolithic Power Systems, Inc.	17,351	6,663,478
NVIDIA Corp.	269,754	40,892,009
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	64,983	5,312,360
Texas Instruments, Inc.	55,503	8,528,036
		95,783,600
Software – 21.4%
Atlassian Corp. PLC, Class A (A)	45,101	8,451,927
Bill.com Holdings, Inc. (A)	59,366	6,526,698
Confluent, Inc., Class A (A)	65,400	1,519,896
Crowdstrike Holdings, Inc., Class A (A)	11,473	1,933,889
Datadog, Inc., Class A (A)	34,525	3,288,161
Fortinet, Inc. (A)	208,830	11,815,601
HashiCorp, Inc., Class A (A)(B)	18,641	548,791
Intuit, Inc.	71,727	27,646,455
Microsoft Corp.	810,047	208,044,371
Paycom Software, Inc. (A)	4,829	1,352,699
Roper Technologies, Inc.	23,065	9,102,602
ServiceNow, Inc. (A)	86,126	40,954,636
Synopsys, Inc. (A)	68,300	20,742,710
		341,928,436
Technology hardware, storage and peripherals – 9.1%
Apple, Inc.	1,073,039	146,705,892
		707,024,861
Materials – 0.9%
Chemicals – 0.9%
Linde PLC	26,459	7,607,756
The Sherwin-Williams Company	27,380	6,130,656
		13,738,412
Real estate – 0.1%
Real estate management and development – 0.1%
Opendoor Technologies, Inc. (A)(B)	333,700	1,571,727
TOTAL COMMON STOCKS (Cost $1,381,044,034)		$1,586,465,480
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company 10.250%, 05/01/2030 (C)	$3,865,000	$3,169,300
TOTAL CORPORATE BONDS (Cost $3,865,000)		$3,169,300
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
John Hancock Collateral Trust, 1.4215% (D)(E)	374,556	3,744,212
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (D)	505,313	505,313
T. Rowe Price Government Reserve Fund, 0.6654% (D)	10,059,387	10,059,387
TOTAL SHORT-TERM INVESTMENTS (Cost $14,308,691)		$14,308,912
Total Investments (Blue Chip Growth Trust) (Cost $1,399,217,725) – 100.2%		$1,603,943,692
Other assets and liabilities, net – (0.2%)		(3,999,425)
TOTAL NET ASSETS – 100.0%		$1,599,944,267
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 9.3%
Entertainment – 0.4%
ROBLOX Corp., Class A (A)	56,731	$1,864,181
Interactive media and services – 8.9%
Alphabet, Inc., Class A (A)	7,223	15,740,795
Alphabet, Inc., Class C (A)	7,042	15,404,023
Meta Platforms, Inc., Class A (A)	28,585	4,609,331
Snap, Inc., Class A (A)	136,214	1,788,490
ZoomInfo Technologies, Inc. (A)	58,440	1,942,546
		39,485,185
		41,349,366
Consumer discretionary – 27.5%
Automobiles – 7.2%
Tesla, Inc. (A)	47,122	31,732,899
Hotels, restaurants and leisure – 3.4%
Airbnb, Inc., Class A (A)	64,685	5,762,140
Chipotle Mexican Grill, Inc. (A)	3,514	4,593,712
Marriott International, Inc., Class A	33,255	4,523,013
		14,878,865
Internet and direct marketing retail – 6.9%
Amazon.com, Inc. (A)	247,920	26,331,583

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
MercadoLibre, Inc. (A)	6,820	$4,343,453
		30,675,036
Multiline retail – 0.7%
Target Corp.	22,302	3,149,711
Specialty retail – 3.9%
O'Reilly Automotive, Inc. (A)	6,460	4,081,170
The Home Depot, Inc.	25,019	6,861,961
The TJX Companies, Inc.	112,491	6,282,622
		17,225,753
Textiles, apparel and luxury goods – 5.4%
Lululemon Athletica, Inc. (A)	20,580	5,610,314
LVMH Moet Hennessy Louis Vuitton SE	17,915	10,979,702
NIKE, Inc., Class B	73,689	7,531,016
		24,121,032
		121,783,296
Consumer staples – 4.2%
Food and staples retailing – 1.8%
Costco Wholesale Corp.	17,108	8,199,522
Personal products – 2.4%
The Estee Lauder Companies, Inc., Class A	41,095	10,465,664
		18,665,186
Energy – 1.6%
Energy equipment and services – 1.6%
Schlumberger NV	196,905	7,041,323
Financials – 3.5%
Capital markets – 3.5%
KKR & Company, Inc.	86,693	4,013,019
S&P Global, Inc.	17,249	5,813,948
The Goldman Sachs Group, Inc.	18,411	5,468,435
		15,295,402
Health care – 12.1%
Biotechnology – 0.6%
Vertex Pharmaceuticals, Inc. (A)	9,211	2,595,568
Health care equipment and supplies – 2.5%
Abbott Laboratories	52,722	5,728,245
DexCom, Inc. (A)	33,316	2,483,041
Intuitive Surgical, Inc. (A)	13,157	2,640,741
		10,852,027
Health care providers and services – 2.2%
UnitedHealth Group, Inc.	19,325	9,925,900
Life sciences tools and services – 2.1%
Danaher Corp.	37,376	9,475,564
Pharmaceuticals – 4.7%
Eli Lilly & Company	45,789	14,846,167
Novo Nordisk A/S, ADR	52,309	5,828,792
		20,674,959
		53,524,018
Industrials – 1.1%
Road and rail – 1.1%
Uber Technologies, Inc. (A)	248,799	5,090,428
Information technology – 36.0%
IT services – 8.9%
Adyen NV (A)(B)	5,072	7,319,565
Mastercard, Inc., Class A	39,288	12,394,578
Snowflake, Inc., Class A (A)	32,953	4,582,444
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Visa, Inc., Class A	77,006	$15,161,711
		39,458,298
Semiconductors and semiconductor equipment – 5.3%
ASML Holding NV, NYRS	5,457	2,596,877
Broadcom, Inc.	17,223	8,367,106
NVIDIA Corp.	82,258	12,469,490
		23,433,473
Software – 14.7%
Adobe, Inc. (A)	22,383	8,193,521
Atlassian Corp. PLC, Class A (A)	29,321	5,494,755
Crowdstrike Holdings, Inc., Class A (A)	43,627	7,353,767
HubSpot, Inc. (A)	6,313	1,898,003
Microsoft Corp.	105,064	26,983,587
salesforce.com, Inc. (A)	75,482	12,457,549
The Trade Desk, Inc., Class A (A)	63,013	2,639,615
		65,020,797
Technology hardware, storage and peripherals – 7.1%
Apple, Inc.	227,158	31,057,042
		158,969,610
Real estate – 1.7%
Equity real estate investment trusts – 1.7%
American Tower Corp.	28,690	7,332,877
TOTAL COMMON STOCKS (Cost $426,518,652)		$429,051,506
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	13,487,419	13,487,419
TOTAL SHORT-TERM INVESTMENTS (Cost $13,487,419)		$13,487,419
Total Investments (Capital Appreciation Trust) (Cost $440,006,071) – 100.1%		$442,538,925
Other assets and liabilities, net – (0.1%)		(361,908)
TOTAL NET ASSETS – 100.0%		$442,177,017
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 67.2%
Communication services – 3.4%
Interactive media and services – 3.4%
Alphabet, Inc., Class A (A)(B)	2,332	$5,082,034
Alphabet, Inc., Class C (B)	3,174	6,942,966
Meta Platforms, Inc., Class A (B)	12,931	2,085,124
		14,110,124
Consumer discretionary – 7.3%
Hotels, restaurants and leisure – 3.9%
Starbucks Corp. (A)	35,600	2,719,484

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc. (A)	119,303	$13,542,084
		16,261,568
Internet and direct marketing retail – 3.4%
Amazon.com, Inc. (A)(B)	133,711	14,201,445
		30,463,013
Consumer staples – 0.7%
Beverages – 0.7%
Keurig Dr. Pepper, Inc.	84,975	3,007,265
Energy – 0.5%
Oil, gas and consumable fuels – 0.5%
EOG Resources, Inc.	7,700	850,388
Pioneer Natural Resources Company	5,950	1,327,326
		2,177,714
Financials – 7.6%
Banks – 2.6%
The PNC Financial Services Group, Inc.	69,519	10,968,013
Capital markets – 3.7%
Intercontinental Exchange, Inc.	67,572	6,354,471
MSCI, Inc.	9,876	4,070,393
S&P Global, Inc.	14,572	4,911,638
		15,336,502
Insurance – 1.3%
Marsh & McLennan Companies, Inc.	36,025	5,592,881
		31,897,396
Health care – 15.2%
Health care equipment and supplies – 3.7%
Alcon, Inc.	49,367	3,461,690
Baxter International, Inc.	1,136	72,965
Becton, Dickinson and Company (A)	33,902	8,357,860
Embecta Corp. (A)(B)	540	13,673
Hologic, Inc. (B)	6,000	415,800
Teleflex, Inc.	10,953	2,692,795
The Cooper Companies, Inc.	1,058	331,281
		15,346,064
Health care providers and services – 2.4%
Humana, Inc.	3,830	1,792,708
UnitedHealth Group, Inc.	15,854	8,143,090
		9,935,798
Life sciences tools and services – 8.5%
Avantor, Inc. (B)	67,887	2,111,286
Danaher Corp.	44,781	11,352,879
PerkinElmer, Inc.	68,259	9,707,795
Thermo Fisher Scientific, Inc.	22,489	12,217,824
		35,389,784
Pharmaceuticals – 0.6%
Catalent, Inc. (B)	25,113	2,694,374
		63,366,020
Industrials – 9.7%
Commercial services and supplies – 1.5%
Aurora Innovation, Inc. (B)(C)	236,417	451,556
Waste Connections, Inc.	48,731	6,040,695
		6,492,251
Industrial conglomerates – 3.1%
General Electric Company (A)	201,202	12,810,531
Machinery – 3.7%
Fortive Corp.	167,969	9,134,154
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Ingersoll Rand, Inc.	147,458	$6,205,033
		15,339,187
Professional services – 1.4%
Equifax, Inc.	2,585	472,486
TransUnion	70,232	5,617,858
		6,090,344
		40,732,313
Information technology – 21.1%
Electronic equipment, instruments and components – 3.0%
TE Connectivity, Ltd.	87,103	9,855,704
Teledyne Technologies, Inc. (B)	6,999	2,625,395
		12,481,099
IT services – 1.2%
Mastercard, Inc., Class A	6,400	2,019,072
Visa, Inc., Class A	16,400	3,228,996
		5,248,068
Semiconductors and semiconductor equipment – 4.3%
NVIDIA Corp.	27,700	4,199,043
NXP Semiconductors NV	41,831	6,192,243
Texas Instruments, Inc.	48,182	7,403,164
		17,794,450
Software – 9.7%
Microsoft Corp. (A)	113,696	29,200,537
Roper Technologies, Inc.	14,615	5,767,810
salesforce.com, Inc. (B)	32,880	5,426,515
		40,394,862
Technology hardware, storage and peripherals – 2.9%
Apple, Inc.	89,700	12,263,784
		88,182,263
Materials – 0.3%
Chemicals – 0.3%
Linde PLC	3,856	1,108,716
Utilities – 1.4%
Multi-utilities – 1.4%
Ameren Corp.	37,791	3,414,795
CMS Energy Corp.	28,855	1,947,713
Public Service Enterprise Group, Inc. (A)	7,200	455,616
		5,818,124
TOTAL COMMON STOCKS (Cost $292,198,170)		$280,862,948
PREFERRED SECURITIES – 0.6%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	24,950
Utilities – 0.6%
Electric utilities – 0.1%
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	21,452	431,185
Multi-utilities – 0.5%
CMS Energy Corp., 5.875%	31,780	741,110
CMS Energy Corp., 5.875%	35,873	854,495
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (C)	6,586	171,895
		1,767,500
		2,198,685
TOTAL PREFERRED SECURITIES (Cost $2,417,275)		$2,223,635

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.1%
U.S. Government – 8.1%
U.S. Treasury Notes
1.500%, 01/31/2027	$10,933,900	$10,208,675
1.875%, 02/28/2027	15,991,500	15,179,432
2.500%, 03/31/2027	8,616,300	8,406,614
		33,794,721
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $34,922,754)		$33,794,721
CORPORATE BONDS - 6.6%
Communication services - 1.7%
Altice France Holding SA 10.500%, 05/15/2027 (D)	450,000	377,613
CCO Holdings LLC
5.000%, 02/01/2028 (D)	2,595,000	2,394,407
5.125%, 05/01/2027 (D)	2,681,000	2,530,194
5.500%, 05/01/2026 (D)	125,000	121,964
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	35,000	33,425
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (D)	411,000	310,289
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	655,000	607,526
T-Mobile USA, Inc.
2.625%, 02/15/2029	15,000	12,627
2.875%, 02/15/2031	60,000	49,814
3.375%, 04/15/2029	165,000	144,375
3.500%, 04/15/2031	700,000	604,401
4.750%, 02/01/2028	25,000	24,230
		7,210,865
Consumer discretionary - 2.1%
Cedar Fair LP
5.250%, 07/15/2029	384,000	338,641
5.375%, 04/15/2027	676,000	640,632
5.500%, 05/01/2025 (D)	410,000	397,700
6.500%, 10/01/2028	345,000	327,450
Clarios Global LP
6.250%, 05/15/2026 (D)	222,000	213,675
6.750%, 05/15/2025 (D)	147,000	145,596
8.500%, 05/15/2027 (D)	650,000	628,209
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (D)	30,000	29,400
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,429,000	1,374,269
Life Time, Inc. 5.750%, 01/15/2026 (D)	365,000	327,212
Marriott International, Inc. 3.125%, 06/15/2026	570,000	543,855
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	1,405,000	1,334,005
5.500%, 04/15/2027 (D)	711,000	645,247
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	494,000	500,091
Yum! Brands, Inc.
3.875%, 11/01/2023	219,000	217,732
4.750%, 01/15/2030 (D)	2,000	1,815
5.350%, 11/01/2043	579,000	479,850
5.375%, 04/01/2032	264,000	243,566
6.875%, 11/15/2037	367,000	372,505
		8,761,450
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials - 1.1%
Acrisure LLC 7.000%, 11/15/2025 (D)	$775,000	$697,060
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	75,000	64,918
5.875%, 11/01/2029 (D)	75,000	62,236
6.750%, 10/15/2027 (D)	125,000	110,923
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	135,000	110,555
HUB International, Ltd.
5.625%, 12/01/2029 (D)	165,000	136,299
7.000%, 05/01/2026 (D)	1,780,000	1,673,912
MSCI, Inc.
3.250%, 08/15/2033 (D)	15,000	11,956
3.625%, 09/01/2030 to 11/01/2031 (D)	725,000	604,101
3.875%, 02/15/2031 (D)	10,000	8,550
4.000%, 11/15/2029 (D)	95,000	84,201
State Street Corp. (3 month LIBOR + 3.597%) 5.426%, 09/15/2022 (E)(F)	145,000	141,323
USI, Inc. 6.875%, 05/01/2025 (D)	799,000	771,035
		4,477,069
Health care - 0.3%
Avantor Funding, Inc. 4.625%, 07/15/2028 (D)	225,000	206,258
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (D)	372,000	351,540
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (C)(D)	410,000	397,144
Teleflex, Inc. 4.625%, 11/15/2027	285,000	262,913
		1,217,855
Industrials - 1.2%
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (D)	90,000	79,650
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	700,000	680,164
4.750%, 10/20/2028 (D)	390,000	368,385
General Electric Company (3 month LIBOR + 3.330%) 5.159%, 09/15/2022 (E)(F)	1,840,000	1,612,208
Howmet Aerospace, Inc. 3.000%, 01/15/2029	671,000	555,749
Korn Ferry 4.625%, 12/15/2027 (D)	90,000	80,775
Lennox International, Inc. 3.000%, 11/15/2023	515,000	509,515
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	280,000	275,184
Sensata Technologies BV
5.000%, 10/01/2025 (D)	325,000	312,000
5.625%, 11/01/2024 (D)	90,000	88,844
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	139,258	136,101
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	73,911	73,550
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	11,272	10,329

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	$119,064	$105,490
		4,887,944
Information technology - 0.0%
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	190,000	158,747
4.875%, 07/01/2029 (D)	80,000	65,680
		224,427
Real estate - 0.0%
SBA Communications Corp. 3.875%, 02/15/2027	195,000	177,994
Utilities - 0.2%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (E)	975,000	877,470
TOTAL CORPORATE BONDS (Cost $29,821,231)		$27,835,074
CONVERTIBLE BONDS - 0.2%
Communication services - 0.1%
Snap, Inc. 7.778%, 05/01/2027 (G)	365,000	252,763
Spotify USA, Inc. 6.504%, 03/15/2026 (G)	410,000	323,490
		576,253
Information technology - 0.1%
Shopify, Inc. 0.125%, 11/01/2025	243,000	202,298
TOTAL CONVERTIBLE BONDS (Cost $910,118)		$778,551
TERM LOANS (H) – 12.3%
Communication services – 0.3%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.166%, 02/01/2024	895,000	870,835
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 5.313%, 11/12/2027	187,606	176,349
		1,047,184
Consumer discretionary – 0.5%
Cedar Fair LP, 2017 Term Loan B (1 month LIBOR + 1.750%) 3.383%, 04/13/2024	36,944	36,005
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 3.666%, 11/30/2023	283,167	279,628
IRB Holding Corp., 2020 Term Loan B (6 month LIBOR + 2.750%) 4.416%, 02/05/2025	321,385	304,111
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.150%) 4.238%, 12/15/2027	527,345	493,949
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 6.325%, 12/16/2024	151,739	149,463
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B (1 month LIBOR + 3.000%) 4.688%, 08/25/2028	504,207	472,568
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 5.813%, 12/21/2027	197,500	184,169
		1,919,893
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 6.000%, 10/01/2026	$1,280,235	1,181,926
Financials – 4.3%
Acrisure LLC, 2021 Incremental Term Loan B (1 month LIBOR + 3.750%) 5.416%, 02/15/2027	248,125	231,687
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 4.916%, 05/09/2025	898,261	843,727
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 5.009%, 11/06/2027	1,374,613	1,275,297
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 4.916%, 05/09/2025	403,878	381,087
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.938%, 11/12/2027	1,440,646	1,356,815
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 4.214%, 04/25/2025	7,093,481	6,702,630
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.348%, 04/25/2025	4,552,537	4,308,885
Ryan Specialty Group LLC, Term Loan (1 month SOFR + 3.000%) 4.625%, 09/01/2027	265,423	254,806
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 5.250%, 05/16/2024	1,951,134	1,867,001
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 5.500%, 12/02/2026	817,612	754,247
		17,976,182
Health care – 1.9%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.500%) 5.166%, 12/23/2027	1,057,013	966,289
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 5.041%, 12/23/2027	582,625	529,670
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 6.000%, 02/18/2027	74,433	68,665
Eyecare Partners LLC, 2021 Incremental Term Loan (3 month LIBOR + 3.750%) 6.000%, 11/15/2028	24,938	22,922
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 5.166%, 04/30/2025	1,604,471	1,486,141
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 5.642%, 04/30/2025	148,500	138,625
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.250%) 4.916%, 04/21/2027	1,141,903	1,072,441
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 4.916%, 10/23/2028	2,783,025	2,576,469
Pacific Dental Services, Inc., 2021 Term Loan (1 month LIBOR + 3.250%) 4.759%, 05/05/2028	143,550	136,014

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Health care (continued)
Pathway Vet Alliance LLC, 2021 Term Loan (3 month LIBOR + 3.750%) 6.000%, 03/31/2027		$124,055	114,906
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 4.416%, 02/14/2025		83,261	77,381
PetVet Care Centers LLC, 2018 2nd Lien Term Loan (1 month LIBOR + 6.250%) 7.916%, 02/13/2026		25,000	24,328
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 4.916%, 02/14/2025		197,059	184,414
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 5.166%, 02/14/2025		760,360	715,369
			8,113,634
Industrials – 2.1%
Camelot US Acquisition LLC, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.666%, 10/30/2026		874,567	822,819
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 5.188%, 06/02/2028		1,052,050	872,149
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.666%, 03/29/2025		275,320	260,227
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 3.500%, 03/29/2025	EUR	512,723	488,950
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 5.166%, 10/21/2028		$203,463	189,729
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 7.313%, 06/21/2027		4,165,000	4,106,690
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month LIBOR + 3.750%) 4.813%, 10/20/2027		1,765,000	1,752,310
TK Elevator US Newco, Inc., Term Loan B (6 month LIBOR + 3.500%) 4.019%, 07/30/2027		265,310	247,901
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 4.166%, 10/23/2025		200,000	196,584
			8,937,359
Information technology – 2.7%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 5.251%, 09/19/2024		919,929	880,832
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 7.750%, 09/19/2025		164,028	157,518
Ascend Learning LLC, 2021 2nd Lien Term Loan (1 month LIBOR + 5.750%) 7.402%, 12/10/2029		260,000	237,900
Ascend Learning LLC, 2021 Term Loan (1 month LIBOR + 3.500%) 5.166%, 12/11/2028		1,815,875	1,672,875
Azalea TopCo, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.989%, 07/24/2026		24,750	23,451
Azalea TopCo, Inc., Term Loan (3 month LIBOR + 3.500%) 4.740%, 07/24/2026		968,368	904,456
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 8.188%, 06/04/2029		80,000	57,600
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Information technology (continued)
Entegris, Inc., 2022 Term Loan B TBD 03/02/2029 (I)	$1,573,888	1,518,802
Project Boost Purchaser LLC, 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 5.166%, 05/30/2026	173,250	160,582
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.916%, 04/24/2028	1,414,313	1,304,109
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 8.166%, 04/23/2029	75,000	71,125
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.250%) 5.500%, 10/07/2027	297,750	277,095
UKG, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.250%) 6.212%, 05/03/2027	290,000	266,800
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 4.212%, 05/04/2026	3,830,539	3,579,179
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 5.416%, 05/04/2026	160,463	151,257
		11,263,581
Materials – 0.2%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 3.595%, 10/20/2024	1,021,655	1,015,995
TOTAL TERM LOANS (Cost $54,620,030)		$51,455,754
ASSET BACKED SECURITIES - 0.3%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	497,900	$475,761
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	472,850	461,011
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	210,163	190,220
TOTAL ASSET BACKED SECURITIES (Cost $1,176,401)		$1,126,992
SHORT-TERM INVESTMENTS – 4.9%
Short-term funds – 4.3%
John Hancock Collateral Trust, 1.4215% (J)(K)	74,485	744,582
T. Rowe Price Government Reserve Fund, 0.6654% (J)	17,331,071	17,331,071
		18,075,653
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $2,503,017 on 7-1-22, collateralized by $2,555,900 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $2,553,104)	$2,503,000	2,503,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,578,637)		$20,578,653
Total Investments (Capital Appreciation Value Trust) (Cost $436,644,616) – 100.2%		$418,656,328
Other assets and liabilities, net – (0.2%)		(685,486)
TOTAL NET ASSETS – 100.0%		$417,970,842
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-22.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Capital Appreciation Value Trust (continued)
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	The rate shown is the annualized seven-day yield as of 6-30-22.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	3,200.00	Jan 2023	1	100	$18,097	$(1,569)
GSI	Alphabet, Inc., Class A	USD	3,300.00	Jan 2023	1	100	15,497	(1,147)
GSI	Alphabet, Inc., Class A	USD	3,400.00	Jan 2023	1	100	13,047	(837)
GSI	Alphabet, Inc., Class A	USD	3,500.00	Jan 2023	1	100	11,097	(609)
GSI	Amazon.com, Inc.	USD	175.00	Jan 2023	80	80	75,859	(63)
GSI	Amazon.com, Inc.	USD	180.00	Jan 2023	20	20	23,414	(13)
GSI	Amazon.com, Inc.	USD	185.00	Jan 2023	20	20	20,260	(11)
GSI	Amazon.com, Inc.	USD	190.00	Jan 2023	40	40	42,510	(19)
GSI	Amazon.com, Inc.	USD	190.00	Jan 2023	20	20	17,387	(9)
GSI	Amazon.com, Inc.	USD	195.00	Jan 2023	40	40	36,018	(16)
GSI	Amazon.com, Inc.	USD	200.00	Jan 2023	20	20	34,022	(6)
GSI	Amazon.com, Inc.	USD	200.00	Jan 2023	40	40	31,126	(13)
GSI	Amazon.com, Inc.	USD	205.00	Jan 2023	40	40	26,382	(11)
GSI	Amazon.com, Inc.	USD	210.00	Jan 2023	20	20	27,523	(4)
GSI	Amazon.com, Inc.	USD	210.00	Jan 2023	40	40	22,290	(9)
GSI	Amazon.com, Inc.	USD	220.00	Jan 2023	20	20	22,230	(3)
JPM	Apple, Inc.	USD	170.00	Jan 2023	11	1,100	8,824	(3,881)
JPM	Apple, Inc.	USD	170.00	Jan 2023	35	3,500	22,950	(12,349)
JPM	Apple, Inc.	USD	175.00	Jan 2023	11	1,100	7,202	(3,027)
JPM	Apple, Inc.	USD	175.00	Jan 2023	35	3,500	18,886	(9,631)
JPM	Apple, Inc.	USD	180.00	Jan 2023	11	1,100	5,805	(2,356)
JPM	Apple, Inc.	USD	180.00	Jan 2023	35	3,500	15,531	(7,495)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2023	9	900	22,129	(12,692)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2023	9	900	14,414	(6,848)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2023	9	900	11,857	(4,943)
WFB	General Electric Company	USD	85.00	Jan 2023	67	6,700	39,243	(10,076)
WFB	General Electric Company	USD	90.00	Jan 2023	67	6,700	28,602	(6,591)
WFB	General Electric Company	USD	95.00	Jan 2023	67	6,700	20,027	(4,363)
WFB	General Electric Company	USD	110.00	Jan 2023	3	300	2,615	(61)
WFB	General Electric Company	USD	110.00	Jan 2023	46	4,600	37,769	(930)
WFB	General Electric Company	USD	110.00	Jan 2023	39	3,900	32,468	(789)
CITI	Hologic, inc.	USD	85.00	Jan 2023	30	3,000	11,331	(4,471)
CITI	Hologic, inc.	USD	90.00	Jan 2023	30	3,000	7,085	(2,694)
CITI	Humana, Inc.	USD	520.00	Jan 2023	4	400	5,994	(8,889)
CITI	Humana, Inc.	USD	530.00	Jan 2023	4	400	5,069	(7,583)
CITI	Humana, Inc.	USD	540.00	Jan 2023	5	500	5,031	(8,027)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2023	67	6,700	9,577	(5,408)
CITI	Keurig Dr. Pepper, Inc.	USD	42.00	Jan 2023	67	6,700	5,918	(2,812)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Sep 2022	6	600	23,363	(42)
JPM	Meta Platforms, Inc., Class A	USD	360.00	Sep 2022	6	600	20,104	(30)
CSFB	Microsoft Corp.	USD	320.00	Jan 2023	42	4,200	56,070	(20,087)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	11	1,100	19,554	(5,261)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	10	1,000	19,093	(4,783)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	8	800	11,752	(2,752)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	7	700	$10,343	$(2,408)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	6	600	10,666	(2,064)
CSFB	Microsoft Corp.	USD	330.00	Jan 2023	12	1,200	14,151	(4,128)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	11	1,100	16,639	(3,784)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	10	1,000	16,190	(3,440)
CSFB	Microsoft Corp.	USD	335.00	Jan 2023	12	1,200	12,425	(3,512)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	8	800	9,933	(2,002)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	8,727	(1,752)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	6	600	9,046	(1,502)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	15	1,500	30,384	(3,754)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	14,213	(1,752)
CSFB	Microsoft Corp.	USD	340.00	Jan 2023	12	1,200	11,274	(3,003)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	11	1,100	14,179	(2,753)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	10	1,000	13,686	(2,503)
CSFB	Microsoft Corp.	USD	345.00	Jan 2023	12	1,200	9,763	(2,582)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	8	800	8,353	(1,487)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	7,388	(1,301)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	6	600	7,637	(1,116)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	15	1,500	25,849	(2,789)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	12,179	(1,301)
CSFB	Microsoft Corp.	USD	350.00	Jan 2023	12	1,200	8,613	(2,231)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	22	2,200	33,594	(4,090)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	11	1,100	11,924	(2,045)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	10	1,000	11,583	(1,859)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	21	2,100	29,127	(3,387)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	15	1,500	21,905	(2,104)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	7	700	10,368	(982)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	22	2,200	27,654	(3,086)
CITI	Microsoft Corp.	USD	365.00	Jan 2023	15	1,500	19,959	(1,833)
BOA	Public Service Enterprise Group, Inc.	USD	65.00	Jul 2022	24	2,400	7,398	(923)
BOA	Public Service Enterprise Group, Inc.	USD	70.00	Jul 2022	24	2,400	3,000	(2)
BOA	Public Service Enterprise Group, Inc.	USD	75.00	Jul 2022	24	2,400	796	—
GSI	Starbucks Corp.	USD	97.50	Jan 2023	25	2,500	25,599	(3,677)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	25	2,500	23,425	(3,677)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	25	2,500	22,796	(2,942)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	25	2,500	21,175	(2,942)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	25	2,500	17,662	(1,874)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	25	2,500	16,675	(1,874)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2023	18	1,800	16,506	(6,164)
JPM	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2023	18	1,800	13,716	(4,725)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2023	18	1,800	11,286	(3,590)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	12	1,200	15,986	(756)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	8	800	10,400	(504)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	2	200	2,581	(126)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	7	700	9,078	(441)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	12	1,200	12,656	(415)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	8	800	8,226	(277)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	2	200	2,040	(69)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	7	700	7,146	(242)
CITI	Thermo Fisher Scientific, Inc.	USD	640.00	Jan 2023	8	800	21,452	(12,834)
CITI	UnitedHealth Group, Inc.	USD	540.00	Jan 2023	16	1,600	43,274	(53,120)
CITI	UnitedHealth Group, Inc.	USD	560.00	Jan 2023	9	900	23,682	(22,581)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2023	9	900	17,859	(16,584)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	6	600	1,962	(517)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	13	1,300	3,781	(1,119)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	6	600	1,146	(317)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	13	1,300	2,745	(686)
							$1,726,822	$(376,738)
Derivatives Currency Abbreviations
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SFG	Susquehanna Financial Group, LLLP
WFB	Wells Fargo Bank, N.A.

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.7%
Australia - 0.8%
Aurizon Holdings, Ltd.	768,936	$2,022,326
Austria - 0.9%
ANDRITZ AG	56,000	2,260,523
Belgium - 0.4%
UCB SA	14,163	1,200,168
Bermuda - 2.1%
Everest Re Group, Ltd.	19,581	5,488,163
Canada - 7.0%
Cenovus Energy, Inc.	534,151	10,162,646
Kinross Gold Corp.	394,323	1,403,045
MEG Energy Corp. (A)	147,480	2,041,713
Yamana Gold, Inc.	987,635	4,595,971
		18,203,375
Finland - 3.3%
Metso Outotec OYJ	332,532	2,509,923
Nordea Bank ABP (Nasdaq Stockholm Exchange)	294,476	2,601,261
Sampo OYJ, A Shares	81,228	3,549,771
		8,660,955
France - 10.4%
Airbus SE	19,903	1,946,719
Capgemini SE	3,605	621,721
Eiffage SA	23,800	2,152,957
Imerys SA	50,618	1,549,442
Rexel SA (A)	226,030	3,492,630
Sanofi	103,897	10,477,647
TotalEnergies SE	131,972	6,946,635
		27,187,751
Germany - 8.9%
Allianz SE	11,165	2,140,455
Daimler Truck Holding AG (A)	55,072	1,450,377
Deutsche Post AG	57,566	2,173,480
Deutsche Telekom AG	372,628	7,411,326
Merck KGaA	22,484	3,813,782
Rheinmetall AG	5,548	1,280,289
Siemens AG	47,123	4,844,100
		23,113,809
Greece - 0.7%
Hellenic Telecommunications Organization SA	110,529	1,930,382
India - 1.0%
HDFC Bank, Ltd., ADR	45,941	2,524,917
Ireland - 2.1%
CRH PLC	108,053	3,723,561
Flutter Entertainment PLC (London Stock Exchange) (A)	17,939	1,812,289
		5,535,850
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy - 0.6%
UniCredit SpA	155,903	$1,489,869
Japan - 11.3%
Asahi Group Holdings, Ltd.	79,900	2,627,543
Chugai Pharmaceutical Company, Ltd. (B)	62,100	1,588,549
Fuji Corp. (Aichi)	126,200	1,861,639
Honda Motor Company, Ltd.	183,200	4,417,154
IHI Corp.	90,300	2,412,302
KDDI Corp.	65,300	2,059,195
Komatsu, Ltd.	180,100	4,010,318
Renesas Electronics Corp. (A)	452,600	4,095,739
Sony Group Corp.	20,400	1,663,758
Sumitomo Heavy Industries, Ltd.	104,300	2,308,856
Sumitomo Mitsui Financial Group, Inc.	38,400	1,141,444
TS Tech Company, Ltd.	116,200	1,203,031
		29,389,528
Malta - 0.0%
BGP Holdings PLC (A)(C)	2,126,418	0
Netherlands - 3.3%
Aalberts NV	40,515	1,573,321
ING Groep NV	312,241	3,076,088
Stellantis NV	315,527	3,922,095
		8,571,504
Norway - 1.3%
DNB Bank ASA	106,553	1,928,989
Norsk Hydro ASA	277,533	1,568,411
		3,497,400
South Korea - 3.6%
Hana Financial Group, Inc.	60,304	1,832,864
KB Financial Group, Inc.	42,186	1,575,365
POSCO Holdings, Inc.	12,460	2,222,081
Samsung Electronics Company, Ltd.	42,721	1,884,310
SK Telecom Company, Ltd.	44,810	1,798,274
		9,312,894
Spain - 0.9%
Applus Services SA	134,077	929,009
Ence Energia y Celulosa SA	404,316	1,388,360
		2,317,369
Sweden - 2.8%
Svenska Handelsbanken AB, A Shares	704,627	6,048,454
Volvo AB, B Shares	82,067	1,276,912
		7,325,366
Switzerland - 9.3%
Glencore PLC (A)	985,100	5,335,733
Novartis AG	91,270	7,737,928
Roche Holding AG	8,268	2,763,991
STMicroelectronics NV	112,568	3,559,985
Swiss Re AG	16,672	1,294,047

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG	229,042	$3,702,860
		24,394,544
United Kingdom - 22.2%
AstraZeneca PLC	33,779	4,456,188
BAE Systems PLC	1,048,295	10,612,935
Coca-Cola Europacific Partners PLC	153,543	7,924,354
Endeavour Mining PLC	88,747	1,836,026
Ferroglobe PLC (A)	262,613	1,559,921
GSK PLC	88,032	1,897,231
IMI PLC	238,211	3,416,589
Informa PLC (A)	291,921	1,885,989
Liberty Global PLC, Series A (A)	143,002	3,010,192
NatWest Group PLC	1,380,251	3,673,901
Nomad Foods, Ltd. (A)	94,546	1,889,975
Persimmon PLC	59,649	1,357,128
Shell PLC	135,307	3,523,772
Smith & Nephew PLC	144,989	2,027,640
SSE PLC	278,110	5,488,596
Tesco PLC	403,533	1,257,653
WH Smith PLC (A)	121,755	2,092,895
		57,910,985
United States - 1.8%
Applied Materials, Inc.	17,041	1,550,390
Envista Holdings Corp. (A)	45,881	1,768,254
FMC Corp.	13,949	1,492,682
		4,811,326
TOTAL COMMON STOCKS (Cost $268,820,583)		$247,149,004
PREFERRED SECURITIES - 0.6%
Germany - 0.6%
Volkswagen AG	10,847	1,460,443
TOTAL PREFERRED SECURITIES (Cost $2,386,791)		$1,460,443
SHORT-TERM INVESTMENTS - 3.9%
Short-term funds - 3.9%
Fidelity Government Portfolio, Institutional Class, 1.2500% (D)	10,197,110	10,197,110
TOTAL SHORT-TERM INVESTMENTS (Cost $10,197,110)		$10,197,110
Total Investments (Disciplined Value International Trust) (Cost $281,404,484) - 99.2%		$258,806,557
Other assets and liabilities, net - 0.8%		2,013,284
TOTAL NET ASSETS - 100.0%		$260,819,841
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.4%
Australia - 0.0%
MMG, Ltd. (A)	108,000	$40,100
Belgium - 0.0%
Titan Cement International SA (A)	2,489	29,505
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil - 2.9%
Americanas SA	11,748	$30,148
Atacadao SA	7,800	24,845
Banco Bradesco SA	66,279	182,114
Banco do Brasil SA	41,159	262,520
Banco Santander Brasil SA	17,518	96,436
BrasilAgro - Company Brasileira de Propriedades Agricolas	4,600	21,429
Camil Alimentos SA	10,600	19,930
Cia Brasileira de Distribuicao	10,547	32,930
Cia Siderurgica Nacional SA	33,485	98,789
Cia Siderurgica Nacional SA, ADR (B)	9,153	26,818
Cielo SA	97,021	69,520
Cogna Educacao (A)	186,166	76,125
Construtora Tenda SA (A)	4,000	2,981
Cruzeiro do Sul Educacional SA	10,800	6,005
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,323	54,935
Direcional Engenharia SA (A)	8,400	16,548
Embraer SA (A)	39,715	86,815
Enauta Participacoes SA	16,860	56,603
Even Construtora e Incorporadora SA	19,800	16,382
Getnet Adquirencia e Servicos para Meios de Pagamento SA	4,379	3,581
Guararapes Confeccoes SA	4,400	5,700
International Meal Company Alimentacao SA (A)	26,670	8,205
Iochpe Maxion SA	11,411	34,254
JBS SA	52,890	319,253
JHSF Participacoes SA	28,427	31,667
M Dias Branco SA	10,232	51,029
Marisa Lojas SA (A)	19,338	6,356
MRV Engenharia e Participacoes SA	19,837	29,603
Natura & Company Holding SA	36,732	94,191
Petroleo Brasileiro SA	346,947	2,024,623
Positivo Tecnologia SA	9,000	9,544
Sao Carlos Empreendimentos e Participacoes SA	5,205	28,813
TIM SA	55,934	136,376
Trisul SA	13,137	8,560
Tupy SA	9,951	42,269
Ultrapar Participacoes SA	3,860	9,079
Usinas Siderurgicas de Minas Gerais SA	14,738	23,120
Vale SA	149,757	2,190,791
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,000	12,479
		6,251,366
Chile - 0.5%
Banco de Credito e Inversiones SA	749	21,925
Camanchaca SA (A)	214,992	11,011
CAP SA	5,458	49,188
Cementos BIO BIO SA	16,447	12,367
Cencosud SA	133,449	169,856
Cia Sud Americana de Vapores SA	219,860	19,644
Cristalerias de Chile SA	3,626	11,854
Empresa Nacional de Telecomunicaciones SA	15,564	48,660
Empresas CMPC SA	53,560	89,009
Empresas COPEC SA	26,644	196,567
Empresas Hites SA	46,731	4,940
Enel Americas SA	1,058,745	100,492
Falabella SA	23,775	55,703
Grupo Security SA	147,513	20,880
Hortifrut SA	9,101	8,559
Inversiones Aguas Metropolitanas SA	42,648	14,849

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Itau CorpBanca Chile SA	10,081,598	$18,864
Masisa SA	321,066	5,703
PAZ Corp. SA	16,523	5,131
Ripley Corp. SA	137,631	21,746
Salfacorp SA	54,622	13,988
Sigdo Koppers SA	50,989	44,168
SMU SA	245,031	23,231
Sociedad Matriz SAAM SA	670,600	40,193
Socovesa SA	113,429	12,437
SONDA SA	24,563	7,361
		1,028,326
China - 25.4%
360 DigiTech, Inc., ADR	1,248	21,590
360 Security Technology, Inc., Class A	30,100	38,394
361 Degrees International, Ltd. (A)	119,000	64,326
3SBio, Inc. (C)	146,500	116,734
AAC Technologies Holdings, Inc. (B)	79,500	183,682
Addsino Company, Ltd., Class A	9,800	17,510
Agile Group Holdings, Ltd. (B)	157,000	63,067
Agricultural Bank of China, Ltd., H Shares	1,681,000	635,512
Air China, Ltd., H Shares (A)	80,000	69,720
Alibaba Group Holding, Ltd. (A)	157,000	2,239,667
Allmed Medical Products Company, Ltd., Class A	6,100	11,517
Aluminum Corp. of China, Ltd., H Shares	372,000	139,837
Angang Steel Company, Ltd., H Shares	167,800	62,821
Anhui Conch Cement Company, Ltd., H Shares	130,000	564,190
Anhui Guangxin Agrochemical Company, Ltd., Class A	4,480	18,874
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	12,200	17,050
Anhui Zhongding Sealing Parts Company, Ltd., Class A	9,200	25,134
Anton Oilfield Services Group (A)	284,000	16,436
Aoshikang Technology Company, Ltd., Class A	4,600	21,760
Asia Cement China Holdings Corp.	65,000	35,654
Avary Holding Shenzhen Company, Ltd., Class A	4,500	20,370
AVIC Industry-Finance Holdings Company, Ltd., Class A	40,100	20,754
AviChina Industry & Technology Company, Ltd., H Shares	230,000	131,479
BAIC Motor Corp., Ltd., H Shares (C)	207,000	68,934
Baidu, Inc., ADR (A)	13,087	1,946,430
Baidu, Inc., Class A (A)	3,350	63,460
BAIOO Family Interactive, Ltd. (A)(C)	126,000	10,438
Bank of Beijing Company, Ltd., Class A	90,000	61,101
Bank of Changsha Company, Ltd., Class A	41,600	49,354
Bank of Chengdu Company, Ltd., Class A	28,200	69,977
Bank of China, Ltd., H Shares	4,760,694	1,902,237
Bank of Chongqing Company, Ltd., H Shares	69,500	37,151
Bank of Communications Company, Ltd., H Shares	485,876	336,785
Bank of Guiyang Company, Ltd., Class A	19,600	17,027
Bank of Hangzhou Company, Ltd., Class A (A)	28,200	63,192
Bank of Jiangsu Company, Ltd., Class A	53,800	57,309
Bank of Nanjing Company, Ltd., Class A	54,200	84,488
Bank of Ningbo Company, Ltd., Class A	36,960	198,144
Bank of Shanghai Company, Ltd., Class A	57,000	55,833
Bank of Suzhou Company, Ltd., Class A	21,010	19,168
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Tianjin Company, Ltd., H Shares (A)	74,000	$20,135
Baoshan Iron & Steel Company, Ltd., Class A	156,200	140,656
Baoye Group Company, Ltd., H Shares (A)	22,000	11,289
Baozun, Inc., Class A (A)	1,300	4,742
BBMG Corp., H Shares	220,000	32,043
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	50,000	21,692
Beijing Capital International Airport Company, Ltd., H Shares (A)	236,000	161,046
Beijing Dabeinong Technology Group Company, Ltd., Class A (A)	18,200	21,265
Beijing Enlight Media Company, Ltd., Class A	14,200	20,123
Beijing GeoEnviron Engineering & Technology, Inc., Class A	7,200	12,433
Beijing Jetsen Technology Company, Ltd., Class A (A)	27,000	22,286
Beijing New Building Materials PLC, Class A	12,300	63,766
Beijing North Star Company, Ltd., H Shares	132,000	17,855
Beijing Orient National Communication Science & Technology Company, Ltd., Class A (A)	10,200	14,108
Beijing Originwater Technology Company, Ltd., Class A	11,500	8,967
Beijing Shougang Company, Ltd., Class A	20,200	14,375
Beijing Shunxin Agriculture Company, Ltd., Class A	3,700	14,860
Beijing Sinnet Technology Company, Ltd., Class A	10,500	16,388
Beijing Thunisoft Corp, Ltd., Class A (A)	6,500	7,317
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	35,000	8,676
Beijing Yanjing Brewery Company, Ltd., Class A	18,000	26,020
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	62,900	47,226
Blue Sail Medical Company, Ltd., Class A	7,100	10,134
Bluefocus Intelligent Communications Group Company, Ltd., Class A	17,200	16,840
BOC International China Company, Ltd., Class A	8,800	17,567
BOE Technology Group Company, Ltd., Class A	248,600	146,455
Bohai Leasing Company, Ltd., Class A (A)	50,900	16,487
Bright Dairy & Food Company, Ltd., Class A (A)	9,600	18,153
BTG Hotels Group Company, Ltd., Class A	4,500	16,703
BYD Electronic International Company, Ltd.	63,500	200,968
Cabbeen Fashion, Ltd.	40,000	9,150
Caitong Securities Company, Ltd., Class A	33,670	39,699
Cangzhou Mingzhu Plastic Company, Ltd., Class A	15,000	13,961
CECEP Solar Energy Company, Ltd., Class A	13,500	16,842
CECEP Wind-Power Corp., Class A	19,600	14,061
Central China Management Company, Ltd.	113,732	16,923
Central China Real Estate, Ltd.	113,732	10,590

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Changjiang Securities Company, Ltd., Class A	20,700	$18,384
Changsha Broad Homes Industrial Group Company, Ltd., H Shares (A)(C)	9,000	11,134
Chaowei Power Holdings, Ltd.	88,000	20,729
Cheetah Mobile, Inc., ADR (A)	4,594	3,171
Chengtun Mining Group Company, Ltd., Class A	12,000	13,952
Chengzhi Company, Ltd., Class A (A)	5,100	8,351
China BlueChemical, Ltd., H Shares	242,000	69,628
China Bohai Bank Company, Ltd., H Shares (B)(C)	111,000	18,639
China Cinda Asset Management Company, Ltd., H Shares	588,000	92,268
China CITIC Bank Corp., Ltd., H Shares	730,775	327,325
China Coal Energy Company, Ltd., H Shares	178,000	150,411
China Communications Services Corp., Ltd., H Shares	217,200	95,544
China Conch Environment Protection Holdings, Ltd. (A)	109,000	75,845
China Conch Venture Holdings, Ltd.	109,000	237,748
China Construction Bank Corp., H Shares	8,153,000	5,497,164
China CSSC Holdings, Ltd., Class A	14,900	42,278
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	122,000	16,218
China Dili Group (A)	190,600	35,665
China Dongxiang Group Company, Ltd.	361,000	20,491
China East Education Holdings, Ltd. (C)	45,000	23,919
China Eastern Airlines Corp., Ltd., H Shares (A)	76,000	29,193
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	24,391
China Energy Engineering Corp., Ltd., H Shares (B)	162,000	22,560
China Everbright Bank Company, Ltd., H Shares	248,000	80,376
China Galaxy Securities Company, Ltd., H Shares	301,000	174,132
China Great Wall Securities Company, Ltd., Class A	11,800	17,948
China Hanking Holdings, Ltd.	61,000	9,569
China Harmony Auto Holding, Ltd.	105,500	48,042
China Hongqiao Group, Ltd.	249,000	280,510
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	13,676
China International Marine Containers Group Company, Ltd., H Shares	64,700	104,744
China Jushi Company, Ltd., Class A	18,200	47,379
China Kepei Education Group, Ltd.	68,000	17,869
China Lesso Group Holdings, Ltd.	133,000	201,321
China Life Insurance Company, Ltd., H Shares	259,000	452,148
China Lilang, Ltd.	72,000	35,801
China Maple Leaf Educational Systems, Ltd. (A)(D)	222,000	9,053
China Medical System Holdings, Ltd.	135,000	210,467
China Meheco Company, Ltd., Class A	6,160	13,676
China Merchants Bank Company, Ltd., H Shares	223,500	1,509,614
China Merchants Energy Shipping Company, Ltd., Class A	24,100	20,766
China Merchants Property Operation & Service Company, Ltd., Class A	4,300	11,567
China Merchants Securities Company, Ltd., H Shares (C)	29,480	32,019
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	19,600	$39,395
China Minsheng Banking Corp., Ltd., H Shares	371,400	132,593
China Modern Dairy Holdings, Ltd.	171,000	25,732
China National Accord Medicines Corp., Ltd., Class A	2,100	9,352
China National Building Material Company, Ltd., H Shares	467,450	500,715
China National Chemical Engineering Company, Ltd., Class A	23,400	32,969
China National Medicines Corp, Ltd., Class A	3,200	12,830
China National Nuclear Power Company, Ltd., Class A	99,100	101,747
China New Higher Education Group, Ltd. (C)	88,000	30,180
China Oilfield Services, Ltd., H Shares	128,000	124,987
China Oriental Group Company, Ltd.	164,000	39,981
China Pacific Insurance Group Company, Ltd., H Shares	197,000	483,833
China Petroleum & Chemical Corp., ADR	6,198	277,608
China Petroleum & Chemical Corp., H Shares	1,412,000	636,247
China Railway Group, Ltd., H Shares	338,000	209,235
China Railway Signal & Communication Corp., Ltd., H Shares (C)	166,000	55,466
China Reinsurance Group Corp., H Shares	554,000	45,933
China Renaissance Holdings, Ltd. (A)(C)	12,000	15,069
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	6,300	24,191
China Resources Medical Holdings Company, Ltd.	103,000	66,888
China Resources Pharmaceutical Group, Ltd. (C)	195,500	132,762
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	5,700	38,371
China Sanjiang Fine Chemicals Company, Ltd.	105,000	20,101
China SCE Group Holdings, Ltd.	229,200	31,634
China Shanshui Cement Group, Ltd. (A)	117,000	30,311
China Shenhua Energy Company, Ltd., H Shares	288,500	827,499
China Shineway Pharmaceutical Group, Ltd.	32,000	27,438
China Silver Group, Ltd. (A)	94,000	5,330
China South Publishing & Media Group Company, Ltd., Class A (A)	14,900	21,038
China Southern Airlines Company, Ltd., H Shares (A)	132,000	76,537
China State Construction Engineering Corp., Ltd., Class A	265,600	211,085
China Sunshine Paper Holdings Company, Ltd.	31,500	8,645
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,635
China Tower Corp., Ltd., H Shares (C)	3,970,000	511,543
China TransInfo Technology Company, Ltd., Class A (A)	9,500	15,805
China Tungsten And Hightech Materials Company, Ltd., Class A (A)	8,600	19,283
China Vanke Company, Ltd., H Shares	164,892	415,161
China XLX Fertiliser, Ltd.	58,000	44,448
China Yongda Automobiles Services Holdings, Ltd.	101,000	95,755

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Yuhua Education Corp., Ltd. (A)(C)	162,000	$28,699
China Zheshang Bank Company, Ltd., H Shares	42,000	19,089
China Zhongwang Holdings, Ltd. (A)(D)	196,800	42,135
Chinese Universe Publishing and Media Group Company, Ltd., Class A	6,200	9,269
Chongqing Changan Automobile Company, Ltd., Class A	34,190	88,703
Chongqing Rural Commercial Bank Company, Ltd., H Shares	156,000	56,136
Chow Tai Seng Jewellery Company, Ltd., Class A	3,700	8,591
CIFI Holdings Group Company, Ltd.	372,787	187,914
CITIC Securities Company, Ltd., H Shares	142,025	318,361
CITIC, Ltd.	350,130	356,928
CMGE Technology Group, Ltd. (A)	30,000	8,856
CMST Development Company, Ltd., Class A	21,400	18,187
CNHTC Jinan Truck Company, Ltd., Class A	6,000	11,680
CNOOC Energy Technology & Services, Ltd., Class A	33,000	12,714
COFCO Biotechnology Company, Ltd., Class A	15,200	20,562
COFCO Joycome Foods, Ltd. (A)	127,000	61,589
Cogobuy Group (A)(C)	74,000	21,665
Colour Life Services Group Company, Ltd. (A)(D)	6,169	439
Consun Pharmaceutical Group, Ltd.	19,000	10,113
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	87,029
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	144,000	91,889
COSCO SHIPPING Holdings Company, Ltd., H Shares	30,000	42,109
Cosmo Lady China Holdings Company, Ltd. (A)(C)	29,000	1,331
Country Garden Holdings Company, Ltd.	835,155	521,205
CPMC Holdings, Ltd.	76,000	32,890
CSG Holding Company, Ltd., Class A	13,900	15,439
CT Environmental Group, Ltd. (A)(D)	164,000	2,487
CTS International Logistics Corp, Ltd., Class A	8,000	11,996
Dali Foods Group Company, Ltd. (C)	180,500	96,004
Dexin China Holdings Company, Ltd. (A)	66,000	22,850
DHC Software Company, Ltd., Class A	10,800	10,222
Dian Diagnostics Group Company, Ltd., Class A	2,300	10,677
Digital China Information Service Company, Ltd., Class A	7,800	13,192
Dong-E-E-Jiao Company, Ltd., Class A	2,100	11,615
Dongfang Electric Corp., Ltd., H Shares	29,000	34,760
Dongfeng Motor Group Company, Ltd., H Shares	210,000	159,872
Dongxing Securities Company, Ltd., Class A	12,000	15,979
Dongyue Group, Ltd.	87,000	109,139
DouYu International Holdings, Ltd., ADR (A)	3,398	4,078
E-Commodities Holdings, Ltd.	200,000	60,069
Edvantage Group Holdings, Ltd.	38,000	12,769
Everbright Securities Company, Ltd., H Shares (B)(C)	25,600	17,847
Fang Holdings, Ltd., ADR (A)	10	2
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fangda Carbon New Material Company, Ltd., Class A (A)	13,200	$14,996
Fangda Special Steel Technology Company, Ltd., Class A	8,800	9,197
Fanhua, Inc., ADR	2,603	13,458
FAW Jiefang Group Company, Ltd., Class A	9,300	12,988
Fiberhome Telecommunication Technologies Company, Ltd., Class A	5,000	10,836
FIH Mobile, Ltd. (A)	158,000	22,606
FinVolution Group, ADR	6,795	32,276
First Capital Securities Company, Ltd., Class A	18,600	17,860
Fosun International, Ltd.	195,460	180,559
Founder Securities Company, Ltd., Class A	31,500	31,631
Foxconn Industrial Internet Company, Ltd., Class A	49,400	72,728
Fu Shou Yuan International Group, Ltd.	103,000	74,190
Fufeng Group, Ltd.	208,200	133,767
Fujian Funeng Company, Ltd., Class A	13,000	27,413
Fujian Sunner Development Company, Ltd., Class A	6,700	19,216
Gan & Lee Pharmaceuticals Company, Ltd., Class A	2,800	20,102
Gansu Shangfeng Cement Company, Ltd., Class A	10,080	23,806
GDS Holdings, Ltd., Class A (A)	21,200	89,150
GEM Company, Ltd., Class A	25,800	35,149
Gemdale Corp., Class A	16,600	33,370
Genertec Universal Medical Group Company, Ltd. (C)	99,000	60,604
GF Securities Company, Ltd., H Shares	69,200	91,687
Giant Network Group Company, Ltd., Class A	8,000	10,967
Glory Land Company, Ltd. (A)	84,000	2,177
Grand Baoxin Auto Group, Ltd. (A)	219,500	16,309
Grandjoy Holdings Group Company, Ltd., Class A (A)	22,500	13,461
Greatview Aseptic Packaging Company, Ltd.	44,000	8,807
Gree Electric Appliances, Inc. of Zhuhai, Class A	20,300	102,497
Greenland Holdings Corp., Ltd., Class A	35,400	20,974
Greenland Hong Kong Holdings, Ltd.	88,000	17,415
Greentown China Holdings, Ltd.	102,500	213,123
GRG Banking Equipment Company, Ltd., Class A	6,800	9,436
Guangdong Tapai Group Company, Ltd., Class A	13,200	17,469
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,400	17,770
Guanghui Energy Company, Ltd., Class A	34,100	53,566
Guangshen Railway Company, Ltd., H Shares (A)	211,600	39,701
Guangxi Liugong Machinery Company, Ltd., Class A (A)	12,000	11,682
Guangxi Wuzhou Zhongheng Group Company, Ltd., Class A	44,700	19,722
Guangzhou Automobile Group Company, Ltd., H Shares	154,000	149,402
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	16,000	47,046
Guangzhou Haige Communications Group, Inc. Company, Class A	9,600	13,061

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Yuexiu Financial Holdings Group Company, Ltd., Class A	22,950	$24,145
Guizhou Panjiang Refined Coal Company, Ltd., Class A	18,700	24,469
Guizhou Xinbang Pharmaceutical Company, Ltd., Class A	10,700	11,059
Guosen Securities Company, Ltd., Class A	35,700	51,180
Guotai Junan Securities Company, Ltd., H Shares (C)	34,600	43,218
Guoyuan Securities Company, Ltd., Class A	17,400	16,197
Hainan Meilan International Airport Company, Ltd., H Shares (A)	8,000	23,576
Haitian International Holdings, Ltd.	70,000	179,058
Haitong Securities Company, Ltd., H Shares	188,000	138,393
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	4,300	12,110
Hangcha Group Company, Ltd., Class A	5,800	13,396
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A (A)	20,300	26,325
Hangzhou Oxygen Plant Group Company, Ltd., Class A	5,100	23,844
Hangzhou Robam Appliances Company, Ltd., Class A	4,400	23,712
Han's Laser Technology Industry Group Company, Ltd., Class A	8,000	39,716
Harbin Bank Company, Ltd., H Shares (A)(C)	74,000	6,326
Harbin Electric Company, Ltd., H Shares (A)	84,000	24,509
HBIS Resources Company, Ltd., Class A	4,700	9,606
HC Group, Inc. (A)	98,000	5,992
Heilongjiang Agriculture Company, Ltd., Class A	9,100	20,080
Hello Group, Inc., ADR	17,548	88,617
Henan Shenhuo Coal & Power Company, Ltd., Class A	6,200	12,111
Hengan International Group Company, Ltd.	70,000	329,494
Hengli Petrochemical Company, Ltd., Class A	35,401	117,837
Hengtong Optic-electric Company, Ltd., Class A	4,800	10,454
Hengyi Petrochemical Company, Ltd., Class A	23,800	37,423
Hesteel Company, Ltd., Class A	54,700	18,487
Hiroca Holdings, Ltd.	8,000	15,717
Hisense Home Appliances Group Company, Ltd., H Shares	39,000	44,187
Hongda Xingye Company, Ltd., Class A (A)	28,900	16,042
Honghua Group, Ltd. (A)	367,000	11,932
Honworld Group, Ltd. (A)(C)(D)	56,000	19,719
Hope Education Group Company, Ltd. (C)	352,000	29,215
Hua Hong Semiconductor, Ltd. (A)(C)	28,000	101,636
Huadong Medicine Company, Ltd., Class A	4,620	31,254
Huafon Chemical Company, Ltd., Class A	21,100	26,662
Huaibei Mining Holdings Company, Ltd., Class A	10,300	22,406
Huapont Life Sciences Company, Ltd., Class A	10,700	8,937
Huatai Securities Company, Ltd., H Shares (C)	97,000	144,286
Huaxi Securities Company, Ltd., Class A	7,000	8,221
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huaxia Bank Company, Ltd., Class A	65,400	$50,959
Huaxin Cement Company, Ltd., Class A	7,100	20,719
Huayu Automotive Systems Company, Ltd., Class A	14,900	51,274
Hubei Biocause Pharmaceutical Company, Ltd., Class A	20,900	10,678
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,400	30,087
Hubei Xingfa Chemicals Group Company, Ltd., Class A	4,100	27,018
Huishang Bank Corp., Ltd., H Shares	63,300	20,403
Humanwell Healthcare Group Company, Ltd., Class A	12,500	29,901
Hunan Valin Steel Company, Ltd., Class A	44,000	33,543
HUYA, Inc., ADR (A)	5,507	21,367
Hytera Communications Corp, Ltd., Class A (A)	14,800	10,708
iDreamSky Technology Holdings, Ltd. (A)(C)	32,000	23,642
Industrial & Commercial Bank of China, Ltd., H Shares	3,442,000	2,053,666
Industrial Bank Company, Ltd., Class A	131,700	392,521
Industrial Securities Company, Ltd., Class A	29,200	30,836
Inke, Ltd. (A)	75,000	13,419
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	166,200	58,445
Inner Mongolia Dian Tou Energy Corp, Ltd., Class A	8,600	18,403
Inner Mongolia ERDOS Resources Company, Ltd., Class A	6,300	16,968
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	43,700	31,888
Inner Mongolia Xingye Mining Company, Ltd., Class A (A)	13,800	14,674
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	37,656
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	18,500	29,128
Inspur Electronic Information Industry Company, Ltd., Class A	9,300	36,887
Intco Medical Technology Company, Ltd., Class A	3,840	14,557
JCET Group Company, Ltd., Class A	10,100	40,849
Jiangsu Changshu Rural Commercial Bank Company, Ltd., Class A	18,200	20,817
Jiangsu Guotai International Group Company, Ltd., Class A	7,600	12,208
Jiangsu Jiangyin Rural Commercial Bank Company, Ltd., Class A	17,900	12,135
Jiangsu Linyang Energy Company, Ltd., Class A	13,300	16,635
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	23,425
Jiangsu Shagang Company, Ltd., Class A	27,000	19,433
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	5,200	14,092
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	16,680	13,213
Jiangsu Zhongtian Technology Company, Ltd., Class A (A)	17,400	60,259
Jiangxi Copper Company, Ltd., H Shares	99,000	135,378
Jilin Aodong Pharmaceutical Group Company, Ltd., Class A	4,700	10,370

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jingrui Holdings, Ltd. (A)(B)(D)	69,000	$5,188
JinkoSolar Holding Company, Ltd., ADR (A)	3,651	252,576
Jinmao Property Services Company, Ltd. (A)	7,552	4,606
Jinneng Science&Technology Company, Ltd., Class A (A)	8,700	14,401
Jizhong Energy Resources Company, Ltd., Class A	18,200	20,260
JNBY Design, Ltd.	11,000	12,619
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	11,400	21,048
Jointown Pharmaceutical Group Company, Ltd., Class A	7,700	13,712
Juneyao Airlines Company, Ltd., Class A (A)	6,700	18,049
Kaisa Prosperity Holdings, Ltd. (A)	4,000	2,336
Kangda International Environmental Company, Ltd. (A)(C)	140,000	12,455
Kasen International Holdings, Ltd. (A)	119,000	7,730
Keshun Waterproof Technologies Company, Ltd., Class A	10,700	21,106
Kingfa Sci & Tech Company, Ltd., Class A	12,500	17,808
Kingsoft Corp., Ltd.	93,600	365,731
Kunlun Tech Company, Ltd., Class A	3,100	7,427
KWG Group Holdings, Ltd. (A)	154,013	49,239
KWG Living Group Holdings, Ltd.	88,506	27,743
LB Group Company, Ltd., Class A	13,400	40,209
Legend Holdings Corp., H Shares (C)	66,200	87,120
Lens Technology Company, Ltd., Class A	31,900	52,965
Leo Group Company, Ltd., Class A (A)	58,700	17,065
Lepu Medical Technology Beijing Company, Ltd., Class A	12,600	34,997
LexinFintech Holdings, Ltd., ADR (A)	14,967	33,376
Leyard Optoelectronic Company, Ltd., Class A	9,800	10,729
Liaoning Cheng Da Company, Ltd., Class A	7,000	15,267
Liaoning Port Company, Ltd., H Shares	204,000	18,694
Lier Chemical Company, Ltd., Class A	5,460	19,335
Lingyi iTech Guangdong Company, Class A (A)	40,900	30,738
Livzon Pharmaceutical Group, Inc., H Shares	17,400	60,473
Logan Group Company, Ltd. (D)	166,000	34,589
Longfor Group Holdings, Ltd. (C)	138,500	658,726
Lonking Holdings, Ltd.	277,000	67,175
Luxi Chemical Group Company, Ltd., Class A (A)	14,600	37,770
Luye Pharma Group, Ltd. (A)(C)	235,000	77,311
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	32,813
Maoyan Entertainment (A)(C)	19,400	19,840
Mayinglong Pharmaceutical Group Company, Ltd., Class A	5,200	18,112
Meitu, Inc. (A)(B)(C)	104,000	13,864
Metallurgical Corp. of China, Ltd., H Shares	185,000	44,456
Ming Yang Smart Energy Group, Ltd., Class A	9,200	46,628
Minth Group, Ltd.	60,000	164,393
MLS Company, Ltd., Class A	9,700	14,195
Monalisa Group Company, Ltd., Class A (A)	6,100	17,120
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Nanjing Iron & Steel Company, Ltd., Class A	38,000	$17,901
Nanjing Securities Company, Ltd., Class A	15,100	18,864
NavInfo Company, Ltd., Class A	11,700	26,372
NetDragon Websoft Holdings, Ltd.	17,000	36,511
New China Life Insurance Company, Ltd., H Shares	82,000	230,769
New Hope Liuhe Company, Ltd., Class A (A)	16,500	37,792
Newland Digital Technology Company, Ltd., Class A	4,600	9,109
Ningbo Huaxiang Electronic Company, Ltd., Class A	6,500	15,583
Ningbo Joyson Electronic Corp., Class A (A)	8,100	19,057
Ningbo Sanxing Medical Electric Company, Ltd., Class A	4,500	8,948
Ningbo Zhoushan Port Company, Ltd., Class A	17,900	10,441
Ningxia Baofeng Energy Group Company, Ltd., Class A	15,500	33,930
Noah Holdings, Ltd., ADR (A)	1,849	37,405
North Industries Group Red Arrow Company, Ltd., Class A (A)	6,800	29,535
Northeast Securities Company, Ltd., Class A	10,520	11,009
NVC International Holdings, Ltd. (A)	267,000	4,371
Offshore Oil Engineering Company, Ltd., Class A	30,700	19,007
OFILM Group Company, Ltd., Class A (A)	9,000	9,045
Orient Securities Company, Ltd., H Shares (C)	42,000	23,742
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	42,500	24,193
PCI Technology Group Company, Ltd., Class A	17,100	16,532
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	44,000	22,323
Perfect World Company, Ltd., Class A	9,000	19,365
PetroChina Company, Ltd., H Shares	1,912,000	896,740
PICC Property & Casualty Company, Ltd., H Shares	548,000	571,457
Ping An Bank Company, Ltd., Class A (A)	90,100	202,200
Ping An Insurance Group Company of China, Ltd., H Shares	482,000	3,317,724
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	15,000	30,421
Postal Savings Bank of China Company, Ltd., H Shares (B)(C)	489,000	389,693
Power Construction Corp. of China, Ltd., Class A	61,800	72,777
Powerlong Real Estate Holdings, Ltd.	114,000	19,075
Q Technology Group Company, Ltd. (A)	37,000	25,535
Qingdao Port International Company, Ltd., H Shares (C)	19,000	8,924
Qingdao Rural Commercial Bank Corp., Class A	34,400	17,078
Qingling Motors Company, Ltd., H Shares	128,000	21,543
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	62,480	25,620
Redco Properties Group, Ltd. (A)(C)	96,000	24,606
Redsun Properties Group, Ltd.	93,000	30,446
Renhe Pharmacy Company, Ltd., Class A	14,800	14,122

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Risen Energy Company, Ltd., Class A	2,800	$12,320
RiseSun Real Estate Development Company, Ltd., Class A	16,000	7,254
Ronshine China Holdings, Ltd. (A)	61,500	15,272
SAIC Motor Corp., Ltd., Class A	32,700	87,190
Sailun Group Company, Ltd., Class A	14,200	23,973
Sansteel Minguang Company, Ltd., Class A	16,900	15,386
Sany Heavy Equipment International Holdings Company, Ltd.	99,000	104,640
Sany Heavy Industry Company, Ltd., Class A	52,400	149,537
SDIC Capital Company, Ltd., Class A	14,700	13,998
Sealand Securities Company, Ltd., Class A	25,200	13,685
Seazen Group, Ltd. (A)	251,428	124,610
Seazen Holdings Company, Ltd., Class A	14,800	56,286
Shaanxi Coal Industry Company, Ltd., Class A	59,000	186,487
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	18,100	41,801
Shandong Bohui Paper Industrial Company, Ltd., Class A (A)	7,000	8,111
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	3,600	10,620
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	41,000	15,616
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	5,200	17,363
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	14,600	63,800
Shandong Linglong Tyre Company, Ltd., Class A	8,600	32,639
Shandong Molong Petroleum Machinery Company, Ltd., H Shares (A)	33,600	13,685
Shandong Nanshan Aluminum Company, Ltd., Class A	48,800	26,940
Shandong Sun Paper Industry JSC, Ltd., Class A	13,600	25,061
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	252,000	294,316
Shanghai AJ Group Company, Ltd., Class A	21,300	18,898
Shanghai Bailian Group Company, Ltd., Class A	13,400	26,473
Shanghai Construction Group Company, Ltd., Class A (A)	41,000	18,555
Shanghai Electric Group Company, Ltd., H Shares	158,000	38,956
Shanghai Environment Group Company, Ltd., Class A	11,800	17,938
Shanghai International Airport Company, Ltd., Class A (A)	2,900	24,622
Shanghai International Port Group Company, Ltd., Class A	44,200	38,568
Shanghai Jinjiang International Hotels Company, Ltd., Class A (A)	3,300	31,080
Shanghai Lingang Holdings Corp, Ltd., Class A	7,000	14,190
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., Class A	6,500	10,077
Shanghai Mechanical and Electrical Industry Company, Ltd., Class A	4,400	9,028
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	60,000	99,624
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Pudong Development Bank Company, Ltd., Class A	121,600	$145,696
Shanghai RAAS Blood Products Company, Ltd., Class A	29,400	26,065
Shanghai Sinyang Semiconductor Materials Company, Ltd., Class A	2,800	13,883
Shanghai Tunnel Engineering Company, Ltd., Class A	24,000	21,977
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	7,000	9,882
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,300	24,774
Shanxi Coking Coal Energy Group Company, Ltd., Class A	22,900	45,690
Shanxi Coking Company, Ltd., Class A	16,400	14,278
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	11,400	24,832
Shanxi Taigang Stainless Steel Company, Ltd., Class A	40,100	32,633
Shanying International Holding Company, Ltd., Class A	40,100	16,617
Shengjing Bank Company, Ltd., H Shares (A)(C)	17,500	13,368
Shenguan Holdings Group, Ltd.	90,000	4,812
Shenwan Hongyuan Group Company, Ltd., H Shares (C)	143,200	28,855
Shenzhen Agricultural Products Group Company, Ltd., Class A	22,100	20,508
Shenzhen Airport Company, Ltd., Class A (A)	12,200	14,067
Shenzhen Aisidi Company, Ltd., Class A	13,100	18,223
Shenzhen Desay Battery Technology Company, Class A	2,100	14,179
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,000	9,269
Shenzhen Gas Corp, Ltd., Class A	17,200	17,879
Shenzhen Huaqiang Industry Company, Ltd., Class A	4,300	8,181
Shenzhen Jinjia Group Company, Ltd., Class A	11,500	18,418
Shenzhen Kaifa Technology Company, Ltd., Class A	8,800	15,328
Shenzhen Kinwong Electronic Company, Ltd., Class A (A)	2,900	10,134
Shenzhen MTC Company, Ltd., Class A (A)	26,800	15,418
Shenzhen Overseas Chinese Town Company, Ltd., Class A	44,000	42,746
Shenzhen Suntak Circuit Technology Company, Ltd., Class A	8,500	16,309
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	2,400	10,597
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	16,500	10,973
Shui On Land, Ltd.	390,961	52,939
Sichuan Development Lomon Company, Ltd., Class A (A)	12,700	32,750
Sichuan Hebang Biotechnology Company, Ltd., Class A	32,700	20,850
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	11,400	31,884
Sichuan Road & Bridge Company, Ltd., Class A	26,700	42,051
Sihuan Pharmaceutical Holdings Group, Ltd. (B)	343,000	56,158

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinolink Securities Company, Ltd., Class A (A)	14,300	$19,273
Sino-Ocean Group Holding, Ltd.	333,973	56,735
Sinopec Engineering Group Company, Ltd., H Shares	129,000	59,197
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	51,285
Sinopharm Group Company, Ltd., H Shares	150,400	364,138
Sinosoft Technology Group, Ltd. (A)	104,000	6,250
Sinotrans, Ltd., H Shares	242,000	69,620
Sinotruk Hong Kong, Ltd.	85,500	120,335
SOHO China, Ltd. (A)	247,000	46,968
SooChow Securities Company, Ltd., Class A	19,110	19,812
Southwest Securities Company, Ltd., Class A	28,700	17,054
Suning Universal Company, Ltd., Class A (A)	15,000	8,260
Suning.com Company, Ltd., Class A (A)	26,300	9,027
Sunshine 100 China Holdings, Ltd. (A)(C)(D)	77,000	3,268
Suzhou Anjie Technology Company, Ltd., Class A	7,300	17,888
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	11,700	40,178
Suzhou Gold Mantis Construction Decoration Company, Ltd., Class A (A)	21,200	16,131
Tangshan Jidong Cement Company, Ltd., Class A	11,000	17,320
TangShan Port Group Company, Ltd., Class A	52,100	20,110
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	14,700	18,036
TBEA Company, Ltd., Class A	22,600	92,735
TCL Technology Group Corp., Class A	98,900	70,930
Ten Pao Group Holdings, Ltd.	80,000	12,586
Tencent Music Entertainment Group, ADR (A)	44,713	224,459
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,395
The People's Insurance Company Group of China, Ltd., H Shares	514,000	157,379
Tian Di Science & Technology Company, Ltd., Class A	33,600	24,055
Tian Ge Interactive Holdings, Ltd. (A)(C)	44,000	5,384
Tiangong International Company, Ltd.	108,000	38,966
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	9,494
Tianjin Chase Sun Pharmaceutical Company, Ltd., Class A	20,700	23,811
Tianjin Guangyu Development Company, Ltd., Class A	7,500	14,591
Tianli International Holdings, Ltd. (B)	150,000	20,582
Tianma Microelectronics Company, Ltd., Class A	10,200	15,216
Tianneng Power International, Ltd. (B)	78,000	84,635
Tianyun International Holdings, Ltd. (A)(D)	54,000	9,476
Times China Holdings, Ltd. (B)	28,000	9,323
Titan Wind Energy Suzhou Company, Ltd., Class A	12,700	31,453
Tong Ren Tang Technologies Company, Ltd., H Shares	62,000	52,163
Tongcheng Travel Holdings, Ltd. (A)	28,800	62,269
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
TongFu Microelectronics Company, Ltd., Class A (A)	7,500	$17,292
Tongkun Group Company, Ltd., Class A	12,900	30,685
Tongling Nonferrous Metals Group Company, Ltd., Class A	72,500	35,430
Topsec Technologies Group, Inc., Class A	7,000	10,640
Transfar Zhilian Company, Ltd., Class A	16,500	15,882
TravelSky Technology, Ltd., H Shares	4,000	7,800
Trigiant Group, Ltd. (A)	158,000	9,495
Trip.com Group, Ltd. (A)	750	20,753
Trip.com Group, Ltd., ADR (A)	35,226	966,954
Uni-President China Holdings, Ltd.	120,000	103,189
Unisplendour Corp., Ltd., Class A (A)	11,600	33,693
Universal Scientific Industrial Shanghai Company, Ltd., Class A	10,400	22,351
Valiant Company, Ltd., Class A	3,500	10,924
Viomi Technology Company, Ltd., ADR (A)	4,620	7,946
Vipshop Holdings, Ltd., ADR (A)	43,158	426,833
VNET Group, Inc., ADR (A)	7,345	44,364
Wangsu Science & Technology Company, Ltd., Class A	23,700	19,030
Want Want China Holdings, Ltd.	45,000	39,243
Wanxiang Qianchao Company, Ltd., Class A	23,700	21,065
Wasu Media Holding Company, Ltd., Class A	8,900	10,616
Weibo Corp., ADR (A)	2,144	49,591
Weichai Power Company, Ltd., H Shares	193,000	307,372
Weifu High-Technology Group Company, Ltd., Class A	4,400	12,673
Weiqiao Textile Company, H Shares	73,500	17,390
Wens Foodstuffs Group Company, Ltd., Class A	15,000	47,764
West China Cement, Ltd.	298,000	37,697
Western Securities Company, Ltd., Class A	28,800	28,205
Wingtech Technology Company, Ltd., Class A	3,300	42,138
Wisdom Education International Holdings Company, Ltd.	122,000	4,416
Wolong Electric Group Company, Ltd., Class A	10,400	22,444
Wuchan Zhongda Group Company, Ltd., Class A (A)	41,000	31,471
Wuxi Taiji Industry Company, Ltd., Class A	16,400	18,112
XCMG Construction Machinery Company, Ltd., Class A	26,000	20,974
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(C)	62,500	34,276
Xiamen C & D, Inc., Class A	9,700	18,954
Xiamen International Port Company, Ltd., H Shares	186,000	50,553
Xiamen ITG Group Corp, Ltd., Class A	18,100	20,321
Xiamen Tungsten Company, Ltd., Class A	6,100	19,749
Xiamen Xiangyu Company, Ltd., Class A	17,400	22,844
Xiaomi Corp., Class B (A)(C)	85,800	150,122
Xinfengming Group Company, Ltd., Class A	8,700	15,028
Xingda International Holdings, Ltd.	147,515	27,592
Xingfa Aluminium Holdings, Ltd.	29,000	36,064
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	36,381
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	47,000	88,183

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xinjiang Zhongtai Chemical Company, Ltd., Class A	8,100	$9,402
Xinte Energy Company, Ltd., H Shares	14,400	43,206
Xinxing Ductile Iron Pipes Company, Ltd., Class A (A)	33,500	24,121
Xinyangfeng Agricultural Technology Company, Ltd., Class A	5,900	14,915
Xinyu Iron & Steel Company, Ltd., Class A	24,700	18,632
Xuji Electric Company, Ltd., Class A	5,200	14,954
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (C)	15,500	26,689
Yankuang Energy Group Company, Ltd., H Shares	90,000	281,550
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,300	13,849
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)(C)	33,400	30,976
Yifan Pharmaceutical Company, Ltd., Class A (A)	5,200	10,869
Yintai Gold Company, Ltd., Class A	9,100	13,135
Yiren Digital, Ltd., ADR (A)	7,156	12,881
Yixintang Pharmaceutical Group Company, Ltd., Class A	2,200	7,535
Youngor Group Company, Ltd., Class A	10,400	10,313
YTO Express Group Company, Ltd., Class A	14,800	45,076
Yunda Holding Company, Ltd., Class A	10,700	27,317
Yunnan Aluminium Company, Ltd., Class A	16,200	23,904
Yunnan Baiyao Group Company, Ltd., Class A	6,160	55,633
Yunnan Copper Company, Ltd., Class A	10,000	17,027
Yunnan Tin Company, Ltd., Class A	5,500	13,807
Yutong Bus Company, Ltd., Class A	11,900	15,400
Zepp Health Corp., ADR	2,968	5,491
Zhaojin Mining Industry Company, Ltd., H Shares (A)	122,500	105,829
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	30,600	22,122
Zhejiang China Commodities City Group Company, Ltd., Class A	28,122	23,440
Zhejiang Chint Electrics Company, Ltd., Class A	11,000	58,960
Zhejiang Dahua Technology Company, Ltd., Class A	14,900	36,628
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,500	11,234
Zhejiang Hisoar Pharmaceutical Company, Ltd., Class A	12,100	12,541
Zhejiang Huace Film & Television Company, Ltd., Class A	11,400	8,503
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	8,500	13,807
Zhejiang JIULI Hi-tech Metals Company, Ltd., Class A	6,300	15,081
Zhejiang Juhua Company, Ltd., Class A	8,900	17,535
Zhejiang Longsheng Group Company, Ltd., Class A	17,400	26,498
Zhejiang NHU Company, Ltd., Class A	14,400	49,088
Zhejiang Semir Garment Company, Ltd., Class A	15,300	13,560
Zhejiang Wanliyang Company, Ltd., Class A (A)	6,300	8,072
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	10,900	$16,007
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	6,860	22,237
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares (B)	25,400	29,865
Zheshang Securities Company, Ltd., Class A	10,800	18,399
Zhong An Group, Ltd. (A)	409,000	15,203
Zhongji Innolight Company, Ltd., Class A	4,900	22,756
Zhongjin Gold Corp, Ltd., Class A	31,200	34,300
Zhongshan Broad Ocean Motor Company, Ltd., Class A	20,000	18,372
Zhou Hei Ya International Holdings Company, Ltd. (A)(C)	58,000	39,984
Zhuhai Huafa Properties Company, Ltd., Class A	26,900	30,453
Zhuzhou CRRC Times Electric Company, Ltd.	29,100	143,895
Zhuzhou Kibing Group Company, Ltd., Class A	18,700	35,757
Zibo Qixiang Tengda Chemical Company, Ltd., Class A (A)	11,900	14,442
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	90,800	48,601
ZTE Corp., H Shares	62,400	145,939
		54,411,544
Colombia - 0.1%
Bancolombia SA	1,263	10,204
Cementos Argos SA	24,726	27,636
Grupo Argos SA	33,112	120,121
		157,961
Czech Republic - 0.1%
CEZ AS	895	40,384
Komercni banka AS	5,968	168,957
Moneta Money Bank AS (C)	9,309	33,855
		243,196
Greece - 0.2%
Alpha Services and Holdings SA (A)	115,077	101,657
Bank of Greece	667	10,523
Eurobank Ergasias Services and Holdings SA (A)	158,083	141,809
Fourlis Holdings SA	3,756	11,415
Hellenic Petroleum Holdings SA	4,654	30,831
LAMDA Development SA (A)	1,271	7,507
Motor Oil Hellas Corinth Refineries SA	3,190	59,439
Mytilineos SA	1,367	20,235
National Bank of Greece SA (A)	38,302	114,584
Piraeus Financial Holdings SA (A)	10,904	10,861
		508,861
Hong Kong - 5.0%
AAG Energy Holdings, Ltd. (C)	68,000	11,840
Ajisen China Holdings, Ltd.	147,000	16,888
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	7,610
Asian Citrus Holdings, Ltd. (A)	249,000	3,714
Beijing Energy International Holding Company, Ltd. (A)	814,000	25,233
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	5,894
Beijing Enterprises Holdings, Ltd.	58,500	207,994
Beijing Enterprises Water Group, Ltd.	532,000	160,504
Brilliance China Automotive Holdings, Ltd. (A)(D)	216,000	55,261

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
C C Land Holdings, Ltd.	125,126	$32,454
C&D International Investment Group, Ltd.	15,260	41,295
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
CGN New Energy Holdings Company, Ltd.	150,000	70,752
China Aerospace International Holdings, Ltd.	190,000	11,265
China Aircraft Leasing Group Holdings, Ltd.	23,000	14,796
China Boton Group Company, Ltd. (A)	20,000	9,385
China Education Group Holdings, Ltd.	36,000	35,635
China Everbright Greentech, Ltd. (C)	114,000	31,393
China Everbright, Ltd.	76,000	71,612
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,381
China Foods, Ltd.	74,000	26,218
China Gas Holdings, Ltd.	254,000	393,223
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,133
China High Speed Transmission Equipment Group Company, Ltd. (A)	45,000	26,768
China Jinmao Holdings Group, Ltd.	500,000	134,764
China Longevity Group Company, Ltd. (A)(D)	93,000	4,871
China Lumena New Materials Corp. (A)(B)(D)	50,900	0
China Merchants Land, Ltd. (A)	260,000	22,269
China Merchants Port Holdings Company, Ltd.	72,622	123,688
China New Town Development Company, Ltd. (A)	300,165	3,091
China Oil & Gas Group, Ltd. (A)	600,000	26,736
China Overseas Grand Oceans Group, Ltd.	191,500	102,183
China Overseas Land & Investment, Ltd.	361,000	1,148,328
China Resources Cement Holdings, Ltd.	282,000	189,990
China Resources Gas Group, Ltd.	86,000	400,882
China Resources Land, Ltd.	326,000	1,528,708
China South City Holdings, Ltd.	498,000	42,006
China Taiping Insurance Holdings Company, Ltd.	178,600	220,602
China Traditional Chinese Medicine Holdings Company, Ltd.	336,000	208,627
China Travel International Investment Hong Kong, Ltd. (A)	314,000	65,683
China Vast Industrial Urban Development Company, Ltd. (C)	36,000	10,293
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	3,191
CIMC Enric Holdings, Ltd.	70,000	75,279
CITIC Resources Holdings, Ltd.	488,000	32,525
Concord New Energy Group, Ltd.	690,000	68,596
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	16,556
COSCO SHIPPING Ports, Ltd.	167,235	118,267
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	19,111
Digital China Holdings, Ltd.	73,000	36,304
Far East Horizon, Ltd.	183,000	153,721
GCL Technology Holdings, Ltd. (A)	792,000	383,959
Geely Automobile Holdings, Ltd.	441,000	1,010,045
Gemdale Properties & Investment Corp., Ltd.	778,000	70,427
Glorious Property Holdings, Ltd. (A)	88,000	1,980
Glory Sun Financial Group, Ltd. (A)(B)	612,000	3,631
Goldlion Holdings, Ltd.	36,000	6,503
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Goldpac Group, Ltd.	46,000	$9,287
Grand Pharmaceutical Group, Ltd.	86,000	49,867
Health & Happiness H&H International Holdings, Ltd.	24,500	32,399
Hi Sun Technology China, Ltd. (A)	240,000	30,003
Hopson Development Holdings, Ltd.	91,256	139,106
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	23,775
IMAX China Holding, Inc. (C)	7,000	7,077
Jinchuan Group International Resources Company, Ltd.	127,000	16,708
Joy City Property, Ltd. (A)	328,000	12,535
Ju Teng International Holdings, Ltd.	130,000	24,586
Kingboard Holdings, Ltd.	77,130	292,496
Kingboard Laminates Holdings, Ltd.	96,500	119,244
Kunlun Energy Company, Ltd.	380,000	311,619
Lee & Man Paper Manufacturing, Ltd.	129,000	55,446
Lee's Pharmaceutical Holdings, Ltd.	54,000	13,771
Lifestyle China Group, Ltd. (A)	42,000	4,351
LVGEM China Real Estate Investment Company, Ltd. (A)	60,000	9,301
Min Xin Holdings, Ltd.	24,000	10,369
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	118,000	10,650
New World Department Store China, Ltd. (A)	34,000	5,178
Nine Dragons Paper Holdings, Ltd.	185,000	156,847
Overseas Chinese Town Asia Holdings, Ltd. (A)	52,000	7,871
PAX Global Technology, Ltd.	84,000	65,481
Poly Property Group Company, Ltd.	266,453	64,359
Pou Sheng International Holdings, Ltd.	223,000	25,265
Prinx Chengshan Holdings, Ltd.	18,000	16,581
Shanghai Industrial Holdings, Ltd.	37,000	53,567
Shanghai Industrial Urban Development Group, Ltd.	359,400	30,683
Shenzhen International Holdings, Ltd.	135,199	133,257
Shenzhen Investment, Ltd.	373,271	74,384
Shimao Group Holdings, Ltd. (B)(D)	150,000	76,044
Shoucheng Holdings, Ltd.	128,000	19,273
Shougang Fushan Resources Group, Ltd.	272,565	113,197
Silver Grant International Holdings Group, Ltd. (A)	160,000	8,119
Sinofert Holdings, Ltd. (A)	300,000	44,016
Sinopec Kantons Holdings, Ltd.	124,000	42,595
Skyworth Group, Ltd.	175,190	86,946
SSY Group, Ltd.	138,000	73,902
Sun Art Retail Group, Ltd.	95,500	31,165
Symphony Holdings, Ltd.	20,000	2,731
TCL Electronics Holdings, Ltd. (A)	114,600	54,232
The Wharf Holdings, Ltd.	99,000	360,769
Tian An China Investment Company, Ltd.	54,000	27,973
Tianjin Port Development Holdings, Ltd.	478,000	39,870
Tomson Group, Ltd.	45,714	11,135
Tongda Group Holdings, Ltd. (A)	885,000	17,078
Truly International Holdings, Ltd.	88,000	27,054
United Energy Group, Ltd. (B)	542,000	64,772
Vinda International Holdings, Ltd.	39,000	100,037
Wasion Holdings, Ltd.	90,000	29,597
Yuexiu Property Company, Ltd.	165,908	213,195
		10,749,827
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	53,879	416,778

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary (continued)
OTP Bank NYRT	1,008	$22,615
		439,393
India - 14.0%
ACC, Ltd.	5,847	157,989
Adani Enterprises, Ltd.	2,169	60,348
Adani Green Energy, Ltd. (A)	3,790	93,092
Adani Total Gas, Ltd. (A)	1,936	58,939
Adani Transmission, Ltd. (A)	9,644	303,355
Aditya Birla Capital, Ltd. (A)	55,560	63,244
Alembic Pharmaceuticals, Ltd.	4,559	42,061
Allcargo Logistics, Ltd.	10,467	35,148
Amara Raja Batteries, Ltd.	4,664	27,155
Ambuja Cements, Ltd.	55,925	257,969
Andhra Sugars, Ltd.	6,880	10,762
Apar Industries, Ltd.	1,121	13,117
Apollo Tyres, Ltd.	28,578	67,145
Arvind Fashions, Ltd. (A)	4,879	15,761
Arvind, Ltd. (A)	12,009	13,907
Ashoka Buildcon, Ltd. (A)	22,051	20,708
Aster DM Healthcare, Ltd. (A)(C)	8,448	19,097
Astra Microwave Products, Ltd.	3,553	8,849
Aurobindo Pharma, Ltd.	33,905	220,246
Axis Bank, Ltd.	172,581	1,393,748
Axis Bank, Ltd., GDR (A)	310	12,494
Bajaj Consumer Care, Ltd.	6,744	11,815
Bajaj Holdings & Investment, Ltd.	2,773	159,436
Balmer Lawrie & Company, Ltd.	11,041	15,196
Balrampur Chini Mills, Ltd.	17,968	81,946
Bandhan Bank, Ltd. (C)	32,073	107,429
Bank of Baroda	88,922	110,671
Bank of India (A)	19,819	11,146
Bharat Dynamics, Ltd.	1,195	10,297
Bharat Electronics, Ltd.	59,808	176,844
Bharat Heavy Electricals, Ltd. (A)	72,839	41,606
Birla Corp., Ltd.	2,709	29,980
Birlasoft, Ltd.	4,632	20,945
Bombay Burmah Trading Company	1,557	17,923
BSE, Ltd.	2,172	16,457
Can Fin Homes, Ltd.	2,623	14,283
Canara Bank	21,738	50,069
Ceat, Ltd.	2,623	31,117
Century Enka, Ltd.	1,383	7,424
Century Textiles & Industries, Ltd.	2,062	21,279
Chambal Fertilizers & Chemicals, Ltd.	19,376	65,496
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	5,907
Cholamandalam Financial Holdings, Ltd.	7,288	54,096
Cipla, Ltd.	35,701	414,067
City Union Bank, Ltd.	27,005	45,950
Cochin Shipyard, Ltd. (C)	2,163	8,505
Container Corp. of India, Ltd.	14,589	109,808
Cosmo Films, Ltd.	1,579	19,920
CreditAccess Grameen, Ltd. (A)	1,190	15,208
CSB Bank, Ltd. (A)	2,395	5,899
Cyient, Ltd.	5,147	49,462
Dalmia Bharat, Ltd.	3,913	63,702
DB Corp., Ltd.	6,129	5,834
DCB Bank, Ltd.	23,624	22,292
DCM Shriram, Ltd.	3,740	44,807
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,609	19,804
Delta Corp., Ltd.	4,521	9,622
Dhampur Bio Organics, Ltd. (A)(D)	2,503	1,306
Dhampur Sugar Mills, Ltd.	2,503	6,770
Dilip Buildcon, Ltd. (C)	1,316	3,186
Dish TV India, Ltd. (A)	48,852	7,967
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Dishman Carbogen Amcis, Ltd. (A)	5,361	$7,710
DLF, Ltd.	40,228	160,212
Edelweiss Financial Services, Ltd.	46,814	30,607
EID Parry India, Ltd.	12,265	82,278
Electrosteel Castings, Ltd.	35,427	14,063
Engineers India, Ltd.	11,471	8,304
EPL, Ltd.	5,477	10,393
Equitas Small Finance Bank, Ltd. (A)(C)	13,945	6,944
Exide Industries, Ltd.	26,285	45,878
FDC, Ltd. (A)	2,601	7,845
Federal Bank, Ltd.	191,615	221,173
Filatex India, Ltd.	12,883	15,150
Finolex Cables, Ltd.	3,327	15,771
Finolex Industries, Ltd.	25,360	43,879
Firstsource Solutions, Ltd.	16,189	21,182
Fortis Healthcare, Ltd. (A)	10,064	30,474
Gabriel India, Ltd.	6,164	10,037
GAIL India, Ltd.	191,335	327,665
General Insurance Corp. of India (C)	8,025	11,649
GHCL, Ltd.	6,390	45,699
Glenmark Pharmaceuticals, Ltd.	13,855	67,725
Godawari Power & Ispat, Ltd.	4,899	15,656
Godfrey Phillips India, Ltd.	603	8,085
Godrej Industries, Ltd. (A)	2,755	15,148
Granules India, Ltd.	18,738	65,048
Graphite India, Ltd.	3,611	17,994
Grasim Industries, Ltd.	23,906	399,858
Gujarat Alkalies & Chemicals, Ltd.	3,130	27,325
Gujarat Ambuja Exports, Ltd.	15,021	53,773
Gujarat Fluorochemicals, Ltd.	2,910	103,250
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	74,550
Gujarat Pipavav Port, Ltd.	15,449	14,890
Gujarat State Fertilizers & Chemicals, Ltd.	6,962	11,623
Gujarat State Petronet, Ltd.	26,721	74,913
Hathway Cable & Datacom, Ltd. (A)	35,580	7,391
Hero MotoCorp, Ltd.	6,888	239,195
HIL, Ltd.	308	13,906
Himadri Speciality Chemical, Ltd.	24,869	18,817
Hindalco Industries, Ltd.	148,861	640,147
Hinduja Global Solutions, Ltd.	418	5,629
Hindustan Aeronautics, Ltd.	1,878	41,966
Housing Development Finance Corp., Ltd.	36,835	1,011,240
ICICI Bank, Ltd.	196,478	1,762,647
ICICI Bank, Ltd., ADR	8,648	153,416
IDFC First Bank, Ltd. (A)	126,067	50,572
IDFC, Ltd.	92,305	57,990
IIFL Securities, Ltd.	28,932	25,694
Indiabulls Housing Finance, Ltd. (A)	33,338	40,170
Indiabulls Real Estate, Ltd. (A)	28,092	21,827
Indian Bank	13,953	26,762
Indian Overseas Bank (A)	71,034	14,867
Indian Railway Finance Corp., Ltd. (C)	56,808	14,192
Indo Count Industries, Ltd.	3,259	5,409
Indus Towers, Ltd.	47,035	125,174
IndusInd Bank, Ltd.	26,682	269,144
Infibeam Avenues, Ltd.	35,348	6,183
Info Edge India, Ltd.	1,728	83,218
IOL Chemicals and Pharmaceuticals, Ltd.	1,292	5,311
IRCON International, Ltd. (C)	17,211	7,878
Jagran Prakashan, Ltd. (A)	12,700	8,091
Jindal Poly Films, Ltd.	1,066	13,359
Jindal Saw, Ltd.	29,627	29,697
Jindal Stainless Hisar, Ltd. (A)	4,742	12,311
Jindal Stainless, Ltd. (A)	11,232	14,225

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Jindal Steel & Power, Ltd.	52,794	$219,135
JK Lakshmi Cement, Ltd.	2,089	11,099
JK Paper, Ltd.	7,330	27,608
JK Tyre & Industries, Ltd.	8,887	11,481
JM Financial, Ltd.	33,116	25,921
JSW Energy, Ltd.	27,462	72,522
JSW Steel, Ltd.	84,341	601,954
Jubilant Pharmova, Ltd.	11,603	49,988
Jyothy Labs, Ltd.	5,194	9,858
Kalpataru Power Transmission, Ltd.	9,196	41,462
Kalyani Steels, Ltd.	2,643	9,489
Kaveri Seed Company, Ltd.	1,661	10,695
KEC International, Ltd.	3,954	19,535
Kiri Industries, Ltd. (A)	2,637	15,745
Kirloskar Ferrous Industries, Ltd.	4,164	10,260
Kirloskar Oil Engines, Ltd.	3,612	6,147
KNR Constructions, Ltd.	5,559	16,464
Kolte-Patil Developers, Ltd. (A)	3,028	8,328
KPIT Technologies, Ltd.	10,061	66,095
KPR Mill, Ltd.	11,977	78,725
KRBL, Ltd.	2,618	7,216
L&T Finance Holdings, Ltd. (A)	74,021	63,554
Larsen & Toubro, Ltd.	51,797	1,025,336
LG Balakrishnan & Bros, Ltd.	1,757	13,270
LIC Housing Finance, Ltd.	39,247	162,654
LT Foods, Ltd.	11,217	10,727
Lupin, Ltd.	23,401	180,701
Maharashtra Seamless, Ltd.	4,212	33,545
Mahindra & Mahindra Financial Services, Ltd.	48,327	107,276
Mahindra & Mahindra, Ltd.	70,868	982,789
Mahindra CIE Automotive, Ltd.	17,673	52,112
Mahindra Lifespace Developers, Ltd. (A)	10,389	53,752
Maithan Alloys, Ltd.	902	9,158
Manappuram Finance, Ltd.	27,778	29,999
Marksans Pharma, Ltd.	15,357	8,448
Meghmani Organics, Ltd.	9,521	15,052
Mishra Dhatu Nigam, Ltd. (C)	4,126	8,545
MOIL, Ltd.	12,580	22,384
MRF, Ltd.	176	157,287
Muthoot Finance, Ltd.	915	11,364
National Aluminium Company, Ltd.	84,797	74,090
Nava Bharat Ventures, Ltd.	8,719	19,556
Navneet Education, Ltd.	6,921	8,244
NCC, Ltd.	25,675	17,650
NESCO, Ltd.	1,859	13,026
NIIT, Ltd.	6,437	33,832
Nilkamal, Ltd.	695	16,936
NMDC, Ltd.	47,542	65,231
NOCIL, Ltd.	7,663	24,492
Oberoi Realty, Ltd.	9,314	86,495
Omaxe, Ltd. (A)	5,567	5,985
Orient Cement, Ltd.	11,282	16,671
PCBL, Ltd.	15,470	20,588
Persistent Systems, Ltd.	3,133	135,899
Petronet LNG, Ltd.	68,687	187,348
Piramal Enterprises, Ltd.	7,847	166,052
PNB Housing Finance, Ltd. (A)(C)	3,409	14,177
PNC Infratech, Ltd.	5,394	16,534
Polyplex Corp., Ltd.	2,563	71,585
Power Finance Corp., Ltd.	90,707	120,206
Prestige Estates Projects, Ltd.	20,468	100,542
Pricol, Ltd. (A)	6,161	10,205
PTC India, Ltd.	31,315	30,299
Punjab National Bank	97,317	35,858
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Quess Corp., Ltd. (C)	1,882	$14,736
Rain Industries, Ltd.	22,684	42,308
Rajesh Exports, Ltd.	8,931	70,515
Rallis India, Ltd.	6,940	16,552
Ramco Industries, Ltd. (A)	4,270	9,437
Ramkrishna Forgings, Ltd.	5,365	11,011
Rashtriya Chemicals & Fertilizers, Ltd.	10,276	10,165
Raymond, Ltd.	2,380	26,417
RBL Bank, Ltd. (A)(C)	21,550	22,842
REC, Ltd.	89,160	140,171
Redington India, Ltd.	76,545	122,445
Reliance Industries, Ltd. (A)	21,228	699,140
Reliance Industries, Ltd., GDR (A)(C)	87,194	5,700,470
Reliance Power, Ltd. (A)	176,129	25,946
RITES, Ltd.	3,302	9,859
RPSG Ventures, Ltd. (A)	849	5,325
Sangam India, Ltd.	1,995	6,873
Sarda Energy & Minerals, Ltd.	297	3,053
Sharda Cropchem, Ltd.	2,311	18,536
Shilpa Medicare, Ltd.	3,711	18,262
Shipping Corp. of India, Ltd.	14,077	17,372
Shriram City Union Finance, Ltd.	2,480	52,172
Shriram Transport Finance Company, Ltd.	15,498	250,620
Siyaram Silk Mills, Ltd.	1,656	10,701
Sobha, Ltd.	4,273	31,252
State Bank of India	114,368	677,827
State Bank of India, GDR	2,534	147,666
Steel Authority of India, Ltd.	106,244	92,744
Strides Pharma Science, Ltd.	2,675	11,194
Sun Pharmaceutical Industries, Ltd.	54,244	571,608
Sun TV Network, Ltd.	7,964	42,071
Sundaram Finance, Ltd.	276	6,168
Sundaram-Clayton, Ltd.	444	24,428
Sutlej Textiles & Industries, Ltd.	9,372	7,588
Tata Chemicals, Ltd.	13,942	140,527
Tata Coffee, Ltd.	3,872	9,524
Tata Consumer Products, Ltd.	31,789	284,587
Tata Motors, Ltd. (A)	170,575	887,477
Tata Steel, Ltd.	58,310	641,031
Techno Electric & Engineering Company, Ltd.	7,028	25,497
The Great Eastern Shipping Company, Ltd.	12,279	61,223
The India Cements, Ltd.	20,619	41,000
The Jammu & Kashmir Bank, Ltd. (A)	20,576	6,624
The Karnataka Bank, Ltd.	33,585	27,755
The Karur Vysya Bank, Ltd.	24,026	13,704
The Ramco Cements, Ltd. (A)	6,862	55,457
The South Indian Bank, Ltd. (A)	134,442	12,965
Thirumalai Chemicals, Ltd.	3,185	9,958
Time Technoplast, Ltd.	13,461	17,466
Transport Corp. of India, Ltd.	3,182	27,076
Trident, Ltd.	97,805	48,336
Triveni Engineering & Industries, Ltd.	5,573	16,721
TV Today Network, Ltd.	1,470	4,737
TV18 Broadcast, Ltd. (A)	57,635	28,405
Uflex, Ltd.	5,261	38,747
Unichem Laboratories, Ltd.	4,453	13,727
Union Bank of India, Ltd.	37,368	16,268
UPL, Ltd.	42,377	340,918
Usha Martin, Ltd. (A)	9,317	14,440
VA Tech Wabag, Ltd. (A)	3,621	10,833
Vardhman Textiles, Ltd.	16,115	54,327
Varroc Engineering, Ltd. (A)(C)	2,965	11,244
Vedanta, Ltd.	43,705	123,836
Vodafone Idea, Ltd. (A)	275,824	29,526

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Welspun Corp., Ltd.	14,025	$38,917
Welspun Enterprises, Ltd.	9,451	11,734
Welspun India, Ltd.	27,184	24,143
West Coast Paper Mills, Ltd.	3,023	13,082
Wipro, Ltd.	94,140	497,733
Wockhardt, Ltd. (A)	5,480	14,499
Yes Bank, Ltd. (A)	49,153	7,894
Yes Bank, Ltd., Lock-In Shares (E)	147,461	21,662
Zee Entertainment Enterprises, Ltd.	63,894	173,931
Zee Media Corp., Ltd. (A)	54,429	9,660
Zensar Technologies, Ltd.	8,726	30,382
Zydus Wellnes, Ltd.	386	8,020
		29,946,032
Indonesia - 2.0%
Adaro Energy Indonesia Tbk PT	1,772,000	341,258
Adhi Karya Persero Tbk PT (A)	235,600	12,184
Alam Sutera Realty Tbk PT (A)	1,741,800	19,783
Astra Agro Lestari Tbk PT	49,555	32,619
Astra International Tbk PT	1,140,800	508,416
Bakrie Telecom Tbk PT (A)(D)	17,557,300	29,464
Bank Capital Indonesia Tbk PT (A)	638,900	6,090
Bank Mandiri Persero Tbk PT	940,540	502,263
Bank Negara Indonesia Persero Tbk PT	548,981	289,993
Bank Pan Indonesia Tbk PT (A)	695,197	78,858
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	303,812	28,051
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	31,084
Bank Tabungan Negara Persero Tbk PT	376,361	36,826
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	6,808
BISI International Tbk PT	290,800	32,409
Blue Bird Tbk PT	5,500	620
Buana Lintas Lautan Tbk PT (A)	1,186,800	12,342
Bukit Asam Tbk PT	380,100	97,602
Bumi Serpong Damai Tbk PT (A)	499,400	30,549
Ciputra Development Tbk PT	1,290,744	74,553
Delta Dunia Makmur Tbk PT (A)	610,700	14,264
Elnusa Tbk PT	742,600	15,042
Erajaya Swasembada Tbk PT	1,113,500	39,311
Gudang Garam Tbk PT	32,400	67,834
Indah Kiat Pulp & Paper Tbk PT	279,700	142,966
Indika Energy Tbk PT (A)	225,300	35,202
Indo Tambangraya Megah Tbk PT	34,600	71,379
Indocement Tunggal Prakarsa Tbk PT	110,800	70,584
Indofood Sukses Makmur Tbk PT	483,100	228,828
Intiland Development Tbk PT (A)	1,316,300	12,643
Japfa Comfeed Indonesia Tbk PT	499,770	51,726
Jaya Real Property Tbk PT	215,500	6,942
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	26,408
Krakatau Steel Persero Tbk PT (A)	733,900	17,442
Link Net Tbk PT (A)	58,200	18,244
Lippo Karawaci Tbk PT (A)	4,020,148	30,236
Malindo Feedmill Tbk PT (A)	128,500	5,268
Medco Energi Internasional Tbk PT (A)	1,194,526	50,885
Media Nusantara Citra Tbk PT	718,600	45,164
Mitra Adiperkasa Tbk PT (A)	332,600	21,906
MNC Vision Networks Tbk PT (A)	614,600	4,693
Multipolar Tbk PT (A)	1,981,400	20,729
Pabrik Kertas Tjiwi Kimia Tbk PT	101,200	43,873
Panin Financial Tbk PT (A)	949,400	27,277
Paninvest Tbk PT (A)	116,800	6,747
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	24,780
PP Persero Tbk PT (A)	292,600	18,594
Puradelta Lestari Tbk PT	1,584,700	17,023
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Ramayana Lestari Sentosa Tbk PT	463,200	$18,209
Salim Ivomas Pratama Tbk PT	670,100	21,342
Semen Indonesia Persero Tbk PT	259,300	124,228
Siloam International Hospitals Tbk PT	295,200	19,822
Sri Rejeki Isman Tbk PT (A)(D)	1,260,900	12,357
Summarecon Agung Tbk PT (A)	627,000	24,051
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Timah Tbk PT	210,500	20,468
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	25,719
United Tractors Tbk PT	192,700	368,021
Vale Indonesia Tbk PT (A)	188,500	71,733
Waskita Karya Persero Tbk PT (A)	1,292,356	47,827
Wijaya Karya Persero Tbk PT (A)	349,400	22,783
XL Axiata Tbk PT	403,300	70,546
		4,154,868
Malaysia - 1.7%
Aeon Company M BHD	28,600	8,571
AFFIN Bank BHD	92,555	39,509
Alliance Bank Malaysia BHD (B)	102,300	73,843
AMMB Holdings BHD	158,262	134,019
Bank Islam Malaysia BHD	49,400	30,047
Batu Kawan BHD	3,100	16,236
Berjaya Assets BHD (A)	77,400	5,185
Berjaya Corp. BHD (A)(B)	439,496	23,407
Berjaya Land BHD (A)	244,400	11,644
Boustead Holdings BHD (A)	116,088	19,383
Bumi Armada BHD (A)	163,800	14,293
Cahya Mata Sarawak BHD	52,100	11,595
CIMB Group Holdings BHD	481,076	541,366
Cypark Resources BHD (A)	54,200	4,247
Dayang Enterprise Holdings BHD	83,900	18,453
DRB-Hicom BHD	93,400	25,452
Eco World Development Group BHD	84,300	12,736
Ekovest BHD (A)	146,600	13,145
FGV Holdings BHD	33,400	11,062
Gamuda BHD	139,256	113,316
Genting BHD	138,000	142,303
Genting Malaysia BHD	122,200	78,867
Genting Plantations BHD	22,400	32,788
Hengyuan Refining Company BHD (A)	28,800	31,645
Hibiscus Petroleum BHD	171,900	38,882
Hong Leong Financial Group BHD	23,399	98,234
IJM Corp. BHD	239,060	93,927
Insas BHD	88,369	15,577
IOI Properties Group BHD	72,700	16,505
JAKS Resources BHD (A)	177,060	11,047
Jaya Tiasa Holdings BHD (A)	58,826	8,479
Keck Seng Malaysia BHD	11,300	9,075
KNM Group BHD (A)(B)	571,500	16,185
Land & General BHD	437,820	10,482
Lotte Chemical Titan Holding BHD (C)	30,231	13,517
Magnum BHD	110,314	41,849
Mah Sing Group BHD	192,300	26,202
Malayan Banking BHD	307,746	599,782
Malaysia Airports Holdings BHD (A)	36,700	54,943
Malaysia Building Society BHD	190,704	25,124
Malaysian Resources Corp. BHD	207,000	16,468
Matrix Concepts Holdings BHD	17,400	9,322
MBM Resources BHD	11,400	8,279
Mega First Corp. BHD	12,600	9,979
MISC BHD	91,800	147,912
MKH BHD	49,230	13,519
MNRB Holdings BHD	36,891	8,185

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Muhibbah Engineering M BHD (A)	103,950	$11,916
Oriental Holdings BHD	35,720	53,686
OSK Holdings BHD	111,397	22,006
Pos Malaysia BHD (A)	30,900	3,853
PPB Group BHD	30,500	109,806
RHB Bank BHD	149,003	193,731
Sapura Energy BHD (A)	1,155,500	11,719
Sarawak Oil Palms BHD	7,800	7,100
Sime Darby BHD	307,400	148,731
Sime Darby Property BHD	271,300	27,732
SP Setia BHD Group	173,900	26,852
Sunway BHD	140,407	54,190
Supermax Corp. BHD	40,500	8,052
Tan Chong Motor Holdings BHD	6,300	1,615
Tropicana Corp. BHD (A)	161,380	35,157
UEM Edgenta BHD	32,900	9,781
UEM Sunrise BHD (A)	372,300	26,240
UMW Holdings BHD	48,800	34,358
United Malacca BHD	11,900	14,844
UOA Development BHD	117,500	45,080
Velesto Energy BHD (A)	428,800	10,204
WCT Holdings BHD	194,483	19,915
Yinson Holdings BHD	74,200	33,678
YNH Property BHD (A)	34,619	26,067
YTL Corp. BHD	536,837	71,282
		3,714,181
Mexico - 2.3%
Alfa SAB de CV, Class A	370,181	263,238
Alpek SAB de CV	49,200	67,722
Arca Continental SAB de CV	25,987	171,394
Banco del Bajio SA (C)	68,070	136,990
Cemex SAB de CV, Series CPO (A)	730,985	285,349
Coca-Cola Femsa SAB de CV	23,422	129,832
Consorcio ARA SAB de CV	25,993	4,511
Corp. Actinver SAB de CV	16,024	9,849
El Puerto de Liverpool SAB de CV, Series C1	11,379	49,269
Fomento Economico Mexicano SAB de CV	34,280	231,374
GCC SAB de CV	14,906	92,351
Genomma Lab Internacional SAB de CV, Class B (B)	28,340	28,411
Gentera SAB de CV	115,192	92,511
Grupo Carso SAB de CV, Series A1	27,578	102,045
Grupo Comercial Chedraui SA de CV	24,906	67,351
Grupo Financiero Banorte SAB de CV, Series O	111,883	625,359
Grupo Financiero Inbursa SAB de CV, Series O (A)(B)	109,971	175,980
Grupo KUO SAB de CV, Series B	42,698	88,222
Grupo Mexico SAB de CV, Series B	182,153	759,156
Grupo Pochteca SAB de CV (A)	9,600	3,819
Grupo Sanborns SAB de CV (A)	95,919	100,167
Grupo Televisa SAB, Series CPO	202,588	331,946
Industrias Bachoco SAB de CV, Series B	14,121	50,580
Industrias CH SAB de CV, Series B (A)	18,800	206,646
Industrias Penoles SAB de CV	8,071	74,856
La Comer SAB de CV	16,584	30,291
Megacable Holdings SAB de CV, Series CPO	40,664	98,720
Minera Frisco SAB de CV, Series A1 (A)	168,003	24,646
Nemak SAB de CV (A)(C)	159,261	31,679
Orbia Advance Corp. SAB de CV	73,770	173,149
Organizacion Cultiba SAB de CV (A)	17,095	8,926
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Organizacion Soriana SAB de CV, Series B	190,849	$209,740
Promotora y Operadora de Infraestructura SAB de CV	13,125	96,505
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	12,808
Unifin Financiera SAB de CV (A)(B)	32,326	27,665
Vista Energy SAB de CV, ADR (A)	1,887	13,945
Vitro SAB de CV, Series A (A)	6,357	6,891
		4,883,893
Panama - 0.0%
BAC Holding International Corp. (A)	76,550	5,034
Philippines - 0.7%
AC Energy Corp.	30,450	4,456
Alliance Global Group, Inc.	232,800	37,255
Ayala Corp.	10,150	110,878
Ayala Land, Inc.	44,200	20,545
Bank of the Philippine Islands	74,260	114,535
BDO Unibank, Inc.	117,697	236,792
China Banking Corp.	75,528	36,960
Cosco Capital, Inc.	388,900	30,509
DMCI Holdings, Inc.	207,300	33,271
East West Banking Corp.	74,300	9,461
EEI Corp. (A)	43,000	2,776
Filinvest Development Corp.	119,475	15,239
Filinvest Land, Inc.	937,500	15,012
First Philippine Holdings Corp.	29,660	32,675
Global Ferronickel Holdings, Inc.	283,424	12,381
GT Capital Holdings, Inc.	4,619	41,129
JG Summit Holdings, Inc.	157,922	139,845
LT Group, Inc.	159,800	23,571
Megaworld Corp.	839,700	33,033
Metropolitan Bank & Trust Company	130,973	113,935
Petron Corp. (A)	289,400	15,959
Philex Mining Corp.	161,300	10,043
Philippine National Bank (A)	65,310	21,131
Philtown Properties, Inc. (A)(D)	3,844	108
Phoenix Petroleum Philippines, Inc. (A)	22,200	4,038
PNB Holdings Corp. (A)(D)	10,246	59
Premium Leisure Corp.	815,000	5,937
Puregold Price Club, Inc.	51,100	27,988
RFM Corp.	133,500	9,662
Rizal Commercial Banking Corp.	62,703	22,126
Robinsons Land Corp.	247,568	77,694
Robinsons Retail Holdings, Inc.	16,680	15,306
San Miguel Corp.	46,220	90,740
Security Bank Corp.	27,730	46,147
Top Frontier Investment Holdings, Inc. (A)	18,024	38,167
Union Bank of the Philippines	69,628	96,030
Vista Land & Lifescapes, Inc.	569,000	20,518
		1,565,911
Poland - 0.7%
Alior Bank SA (A)	7,988	48,900
Asseco Poland SA	3,190	53,848
Bank Handlowy w Warszawie SA	1,136	14,283
Bank Millennium SA (A)	47,314	41,179
Ciech SA (A)	2,826	23,720
Cyfrowy Polsat SA	12,426	58,862
Develia SA	22,340	11,456
Enea SA (A)	19,073	41,574
Famur SA (A)	24,204	14,837
Grupa Azoty SA (A)	4,728	47,575
Grupa Lotos SA	8,464	130,644
Jastrzebska Spolka Weglowa SA (A)	3,425	49,027

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
KGHM Polska Miedz SA (A)	8,442	$225,552
Lubelski Wegiel Bogdanka SA (A)	2,164	27,474
mBank SA (A)	914	46,129
PGE Polska Grupa Energetyczna SA (A)	66,331	158,374
PKP Cargo SA (A)	5,709	13,753
Polski Koncern Naftowy ORLEN SA	26,787	411,329
Santander Bank Polska SA	344	17,929
Stalexport Autostrady SA	15,820	10,755
Tauron Polska Energia SA (A)	90,488	69,805
		1,517,005
Qatar - 0.9%
Aamal Company	210,501	62,172
Al Khaleej Takaful Group QSC	11,244	10,067
Alijarah Holding Company QPSC (A)	77,548	17,255
Baladna	72,138	33,655
Barwa Real Estate Company	175,600	161,225
Commercial Bank PSQC	159,025	299,389
Doha Bank QPSC	139,323	99,567
Doha Insurance Company QSC	25,407	14,576
Gulf International Services QSC (A)	102,379	58,436
Gulf Warehousing Company	19,525	21,914
Mannai Corp. QSC	5,422	12,493
Masraf Al Rayan QSC	133,113	151,123
Medicare Group	9,515	18,303
Mesaieed Petrochemical Holding Company	223,749	153,122
Ooredoo QPSC	80,019	169,188
Qatar Aluminum Manufacturing Company	18,852	8,806
Qatar Fuel QSC	33,540	164,367
Qatar Gas Transport Company, Ltd.	22,479	23,121
Qatar Insurance Company SAQ	100,863	66,595
Qatar National Cement Company QSC	23,781	33,367
Qatar Navigation QSC	41,293	95,374
Salam International Investment, Ltd., QSC (A)	94,802	22,475
United Development Company QSC	177,150	67,676
Vodafone Qatar QSC	145,471	63,566
		1,827,832
Russia - 0.1%
Gazprom PJSC, ADR (London Stock Exchange) (D)	196,506	83,908
LUKOIL PJSC, ADR (D)	16,379	66,204
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (D)	1,686	585
RusHydro PJSC, ADR (D)	52,278	1,934
VTB Bank PJSC, GDR (D)	86,297	1,467
		154,098
Saudi Arabia - 3.6%
Al Babtain Power & Telecommunication Company	2,665	16,233
Al Jouf Cement Company (A)	7,491	20,253
Al Khaleej Training and Education Company (A)	2,292	8,798
AlAbdullatif Industrial Investment Company (A)	1,743	8,242
Al-Etihad Cooperative Insurance Company (A)	3,266	15,224
AlJazira Takaful Ta'awuni Company (A)	2,192	9,484
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,628	7,134
Arab National Bank	43,307	341,355
Arabian Cement Company	4,196	37,691
Arriyadh Development Company	1,712	10,290
Bank Al-Jazira	30,498	181,983
Banque Saudi Fransi	34,632	438,713
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
City Cement Company	6,807	$38,140
Dar Al Arkan Real Estate Development Company (A)	40,719	117,024
Dur Hospitality Company (A)	5,874	34,576
Eastern Province Cement Company	3,671	44,974
Emaar Economic City (A)	21,759	57,364
Etihad Etisalat Company	42,915	400,676
Gulf Insurance Group	2,090	13,933
Hail Cement Company	4,570	16,643
Jazan Energy and Development Company (A)	2,068	8,273
L'Azurde Company for Jewelry (A)	2,204	8,745
Middle East Healthcare Company (A)	5,065	43,620
Mobile Telecommunications Company Saudi Arabia (A)	47,765	143,482
Najran Cement Company	7,837	30,836
National Industrialization Company (A)	21,450	92,405
Northern Region Cement Company	10,351	32,162
Riyad Bank	55,286	474,391
Sahara International Petrochemical Company	31,147	417,724
Saudi Basic Industries Corp.	62,038	1,682,314
Saudi Chemical Company Holding	3,283	26,637
Saudi Industrial Investment Group	13,660	103,966
Saudi Industrial Services Company	2,229	12,198
Saudi Kayan Petrochemical Company (A)	89,494	377,064
Saudi Marketing Company (A)	2,495	14,164
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1,378	9,576
Saudi Printing & Packaging Company (A)	2,723	11,388
Saudi Public Transport Company (A)	1,132	4,641
Saudi Reinsurance Company (A)	5,052	20,798
Seera Group Holding (A)	4,434	18,911
Sinad Holding Company (A)	4,643	18,734
Tabuk Cement Company	4,675	18,523
The National Company for Glass Industries	1,192	10,321
The Saudi British Bank	56,303	611,547
The Saudi Investment Bank	34,265	178,581
The Saudi National Bank	72,308	1,272,797
The Savola Group	10,299	92,382
Umm Al-Qura Cement Company	2,316	13,487
Walaa Cooperative Insurance Company (A)	2,461	8,616
Yamama Cement Company (A)	8,393	56,244
Yanbu Cement Company	6,565	59,367
Yanbu National Petrochemical Company	2,223	29,941
		7,722,565
Singapore - 0.1%
JOYY, Inc., ADR	4,220	126,009
South Africa - 3.3%
Absa Group, Ltd.	63,391	605,277
AECI, Ltd.	11,686	68,588
African Rainbow Minerals, Ltd.	10,677	140,846
Alexander Forbes Group Holdings, Ltd.	79,134	23,373
Alviva Holdings, Ltd.	22,754	31,785
Aspen Pharmacare Holdings, Ltd.	20,940	179,996
Astral Foods, Ltd.	4,628	53,843
Balwin Properties, Ltd.	6,271	1,039
Barloworld, Ltd.	21,853	120,761
Blue Label Telecoms, Ltd. (A)	44,582	17,069
Caxton & CTP Publishers & Printers, Ltd.	19,879	10,890
DataTec, Ltd.	19,918	50,397
Discovery, Ltd. (A)	2,433	19,243
Exxaro Resources, Ltd.	12,725	154,604
Gold Fields, Ltd., ADR (B)	40,780	371,914

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Grindrod, Ltd.	45,556	$25,288
Harmony Gold Mining Company, Ltd.	10,790	33,737
Harmony Gold Mining Company, Ltd., ADR	23,256	72,791
Hudaco Industries, Ltd.	5,065	46,535
Impala Platinum Holdings, Ltd.	50,566	561,001
Investec, Ltd.	19,898	107,561
KAP Industrial Holdings, Ltd.	257,249	69,767
Lewis Group, Ltd.	14,408	43,595
Life Healthcare Group Holdings, Ltd.	90,286	99,703
Metair Investments, Ltd.	23,633	35,735
Momentum Metropolitan Holdings	97,843	85,789
Motus Holdings, Ltd.	14,065	92,333
Mpact, Ltd.	23,460	44,830
MTN Group, Ltd.	38,755	315,373
Murray & Roberts Holdings, Ltd. (A)	48,310	33,454
Naspers, Ltd., N Shares	278	40,612
Nedbank Group, Ltd.	30,206	386,625
Netcare, Ltd.	30,869	27,254
Oceana Group, Ltd.	5,108	13,984
Old Mutual, Ltd.	238,727	161,801
Omnia Holdings, Ltd.	19,012	85,036
Pepkor Holdings, Ltd. (C)	118,240	138,917
PPC, Ltd. (A)	168,790	29,921
Raubex Group, Ltd.	20,799	44,018
RCL Foods, Ltd.	35,643	22,591
Reunert, Ltd.	19,682	48,456
Royal Bafokeng Platinum, Ltd.	13,281	119,422
Sappi, Ltd. (A)	61,862	205,417
Sasol, Ltd. (A)	29,061	670,118
Sibanye Stillwater, Ltd.	131,672	327,004
Sibanye Stillwater, Ltd., ADR (B)	8,487	84,615
Standard Bank Group, Ltd.	87,652	836,267
Super Group, Ltd.	42,421	77,141
Telkom SA SOC, Ltd. (A)	37,622	84,566
Trencor, Ltd. (A)	40,666	13,383
Wilson Bayly Holmes-Ovcon, Ltd.	5,366	26,614
		6,960,879
South Korea - 11.9%
AJ Networks Company, Ltd.	2,832	14,072
Ajin Industrial Company, Ltd. (A)	8,098	17,263
AK Holdings, Inc.	743	9,243
AMOREPACIFIC Group	1,900	54,752
Asia Cement Company, Ltd.	320	2,509
ASIA Holdings Company, Ltd.	241	22,601
Asia Paper Manufacturing Company, Ltd.	565	15,070
Binggrae Company, Ltd.	522	18,609
BNK Financial Group, Inc.	20,556	106,648
Bookook Securities Company, Ltd.	501	8,428
Chongkundang Holdings Corp.	288	12,585
Chosun Refractories Company, Ltd.	338	20,783
CJ CheilJedang Corp.	819	239,758
CJ Corp.	1,674	100,514
CJ ENM Company, Ltd.	651	47,109
CJ Logistics Corp. (A)	826	72,817
Com2uS Corp.	831	45,865
Dae Han Flour Mills Company, Ltd.	232	24,794
Dae Won Kang Up Company, Ltd.	4,385	9,583
Daedong Corp.	3,364	30,147
Daesang Corp.	2,028	32,058
Daesang Holdings Company, Ltd.	2,310	13,907
Daewoo Engineering & Construction Company, Ltd. (A)	20,805	93,965
Dahaam E-Tec Company, Ltd. (A)	2,630	206,608
Daihan Pharmaceutical Company, Ltd.	563	10,948
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Daishin Securities Company, Ltd.	3,901	$45,510
Daol Investment & Securities Company, Ltd.	4,729	15,401
Daou Data Corp.	1,778	13,987
Daou Technology, Inc.	2,309	31,042
DB Financial Investment Company, Ltd.	3,849	14,848
DB Insurance Company, Ltd.	5,058	239,624
DB, Inc. (A)	19,825	12,215
Deutsch Motors, Inc.	3,903	24,724
DGB Financial Group, Inc.	19,003	111,566
DL E&C Company, Ltd.	4,034	129,343
DL Holdings Company, Ltd.	1,609	88,031
DMS Company, Ltd.	3,275	12,878
DN Automotive Corp.	380	16,305
Dongkuk Industries Company, Ltd.	8,476	19,550
Dongkuk Steel Mill Company, Ltd.	6,404	63,577
Dongwha Pharm Company, Ltd.	1,912	14,283
Dongwon Development Company, Ltd.	5,212	16,672
Dongwon F&B Company, Ltd.	122	13,955
Dongwon Industries Company, Ltd.	176	30,445
Doosan Bobcat, Inc.	4,079	91,273
Doosan Company, Ltd.	554	29,981
DoubleUGames Company, Ltd.	512	15,160
Easy Holdings Company, Ltd.	3,872	11,131
EBEST Investment & Securities Company, Ltd.	2,321	11,376
E-MART, Inc.	1,480	120,673
Eugene Corp.	6,888	20,404
Eugene Investment & Securities Company, Ltd.	11,471	23,877
Eusu Holdings Company, Ltd.	1,407	6,307
Farmsco	2,687	10,433
Fila Holdings Corp.	3,332	72,410
Green Cross Holdings Corp.	1,608	24,313
GS Engineering & Construction Corp.	5,619	137,142
GS Global Corp. (A)	7,813	20,376
GS Holdings Corp.	5,061	163,519
GS Retail Company, Ltd.	3,309	65,493
Gwangju Shinsegae Company, Ltd.	760	19,924
Halla Holdings Corp.	837	23,664
Hana Financial Group, Inc.	22,866	694,983
Handok, Inc.	729	9,738
Handsome Company, Ltd.	1,545	36,665
Hanil Cement Company, Ltd.	1,450	14,930
Hanil Holdings Company, Ltd.	3,183	26,731
Hanjin Transportation Company, Ltd.	1,052	22,537
Hankook Tire & Technology Company, Ltd.	7,054	179,829
Hanshin Construction Company, Ltd.	1,844	18,449
Hansol Holdings Company, Ltd.	5,241	12,442
Hansol Paper Company, Ltd.	2,920	28,249
Hansol Technics Company, Ltd. (A)	3,325	13,481
Hanwha Aerospace Company, Ltd.	2,248	84,382
Hanwha Corp.	3,675	73,316
Hanwha General Insurance Company, Ltd. (A)	5,427	17,621
Hanwha Investment & Securities Company, Ltd.	15,071	38,005
Hanwha Life Insurance Company, Ltd. (A)	34,108	58,567
Hanwha Solutions Corp. (A)	9,138	267,569
Hanyang Eng Company, Ltd.	1,654	18,429
HD Hyundai Company, Ltd.	3,580	164,487
HDC Holdings Company, Ltd.	2,737	14,003

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
HDC Hyundai Development Co-Engineering & Construction, Series E	3,037	$26,198
Hitejinro Holdings Company, Ltd.	995	8,784
HMM Company, Ltd.	1,279	24,350
HS Industries Company, Ltd.	4,056	14,696
Huons Global Company, Ltd.	581	9,457
Huvis Corp.	3,715	19,277
Hyosung Corp.	540	33,487
Hyosung Heavy Industries Corp. (A)	742	36,146
Hyosung TNC Corp.	184	48,644
Hyundai Construction Equipment Company, Ltd.	1,613	56,083
Hyundai Corp.	1,339	15,696
Hyundai Corp. Holdings, Inc.	1,811	14,307
Hyundai Department Store Company, Ltd.	1,243	67,237
Hyundai Doosan Infracore Company, Ltd. (A)	12,566	53,018
Hyundai Engineering & Construction Company, Ltd.	5,407	172,931
Hyundai Futurenet Company, Ltd.	8,894	16,972
Hyundai Glovis Company, Ltd.	1,173	163,072
Hyundai Greenfood Company, Ltd.	5,234	31,462
Hyundai Home Shopping Network Corp.	652	25,474
Hyundai Livart Furniture Company, Ltd.	1,327	11,180
Hyundai Marine & Fire Insurance Company, Ltd.	6,179	147,700
Hyundai Mobis Company, Ltd.	4,311	664,485
Hyundai Motor Company	6,955	971,945
Hyundai Motor Securities Company, Ltd.	3,480	26,181
Hyundai Steel Company	6,801	168,689
Hyundai Wia Corp.	1,286	55,528
ICD Company, Ltd.	1,893	13,316
Iljin Holdings Company, Ltd.	4,669	24,931
Industrial Bank of Korea	22,105	164,168
Innocean Worldwide, Inc.	469	16,584
INTOPS Company, Ltd.	1,374	27,625
Inzi Controls Company, Ltd.	1,760	9,896
JB Financial Group Company, Ltd.	11,451	64,971
Jeil Savings Bank (A)(D)	1,820	0
KAON Media Company, Ltd.	2,973	19,103
KB Financial Group, Inc.	550	20,539
KB Financial Group, Inc., ADR	27,405	1,019,466
KC Company, Ltd.	1,496	21,586
KCC Corp.	347	76,987
KCC Glass Corp.	939	35,004
KCTC	4,403	14,923
KG Chemical Corp.	799	16,726
KGMobilians Company, Ltd.	2,700	15,116
Kia Corp.	18,836	1,124,237
KISCO Corp.	4,131	21,177
KISCO Holdings Company, Ltd.	1,536	16,430
KISWIRE, Ltd.	1,553	25,121
KIWOOM Securities Company, Ltd.	1,432	91,650
Kolmar Korea Holdings Company, Ltd.	1,323	17,781
Kolon Corp.	898	15,715
Kolon Industries, Inc.	1,911	77,257
Korea Asset In Trust Company, Ltd.	9,060	24,643
Korea Electric Terminal Company, Ltd.	561	23,347
Korea Investment Holdings Company, Ltd.	4,028	192,010
Korea Line Corp. (A)	23,137	46,794
Korea Petrochemical Industrial Company, Ltd.	441	41,858
Korea Real Estate Investment & Trust Company, Ltd.	14,635	19,265
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,512	$182,341
Korean Reinsurance Company	9,470	61,317
Kortek Corp. (A)	1,806	11,875
KPX Chemical Company, Ltd.	660	24,497
KSS LINE, Ltd.	3,562	27,351
KT Skylife Company, Ltd.	1,768	11,161
KT&G Corp.	6,173	391,274
Kukdo Chemical Company, Ltd.	466	18,016
Kumho Petrochemical Company, Ltd.	1,206	129,715
Kumho Tire Company, Inc. (A)	7,054	19,017
KUMHOE&C Company, Ltd.	2,357	14,308
Kwang Dong Pharmaceutical Company, Ltd.	3,313	15,889
Kyeryong Construction Industrial Company, Ltd.	844	16,396
Kyung-In Synthetic Corp.	4,181	17,917
LF Corp.	2,312	27,683
LG Corp.	6,087	366,129
LG Display Company, Ltd., ADR (B)	48,840	272,527
LG Electronics, Inc.	10,548	719,334
LG HelloVision Company, Ltd.	3,836	16,145
LG Uplus Corp.	18,651	183,547
Lotte Chemical Corp.	1,193	166,323
Lotte Chilsung Beverage Company, Ltd.	305	41,262
Lotte Corp.	2,012	57,918
Lotte Data Communication Company	697	14,221
LOTTE Fine Chemical Company, Ltd.	1,504	76,161
Lotte Food Company, Ltd.	34	8,118
LOTTE Himart Company, Ltd.	1,006	13,035
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	7,186
Lotte Shopping Company, Ltd.	881	70,808
LS Corp.	1,793	88,205
LS Electric Company, Ltd.	983	43,806
LX Hausys, Ltd.	659	21,602
LX Holdings Corp. (A)	2,952	20,822
LX International Corp.	2,902	72,556
Mando Corp.	1,993	73,204
Meritz Securities Company, Ltd.	35,902	126,182
Mirae Asset Life Insurance Company, Ltd.	8,582	20,467
Mirae Asset Securities Company, Ltd.	27,337	139,565
MK Electron Company, Ltd.	1,860	15,316
Motonic Corp.	2,259	14,304
Muhak Company, Ltd.	2,080	10,657
Namyang Dairy Products Company, Ltd.	58	16,393
Netmarble Corp. (C)	904	48,051
Nexen Corp.	3,733	10,190
Nexen Tire Corp.	6,465	26,427
NH Investment & Securities Company, Ltd.	12,340	86,321
NHN Corp. (A)	1,882	40,516
Nice Information & Telecommunication, Inc.	705	13,765
Nong Shim Holdings Company, Ltd.	402	21,086
NongShim Company, Ltd.	255	52,725
OCI Company, Ltd.	1,606	177,480
Orion Holdings Corp.	2,756	31,924
Ottogi Corp.	107	34,984
Paik Kwang Industrial Company, Ltd.	4,235	14,330
Pan Ocean Company, Ltd.	26,446	121,510
Paradise Company, Ltd. (A)	2,760	28,795
PHA Company, Ltd.	2,626	15,355
Poongsan Corp.	2,423	46,401
Poongsan Holdings Corp.	1,129	22,336

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
POSCO Holdings, Inc.	5,684	$1,013,668
Posco International Corp.	4,844	71,910
RFTech Company, Ltd. (A)	4,033	15,780
Sam Young Electronics Company, Ltd.	938	7,796
Samho Development Company, Ltd.	4,213	12,872
SAMPYO Cement Company, Ltd.	4,134	12,197
Samsung C&T Corp.	4,515	429,848
Samsung Card Company, Ltd.	2,454	57,730
Samsung Electronics Company, Ltd.	44,431	1,959,734
Samsung Fire & Marine Insurance Company, Ltd.	3,065	476,189
Samsung Heavy Industries Company, Ltd. (A)	36,576	171,081
Samsung Life Insurance Company, Ltd.	4,666	225,486
Samsung Securities Company, Ltd.	4,810	124,337
Samyang Corp.	258	8,091
Samyang Holdings Corp.	535	29,349
Sangsangin Company, Ltd.	3,653	24,044
Seah Besteel Holdings Corp.	1,017	12,051
Sebang Company, Ltd.	1,153	9,209
Sebang Global Battery Company, Ltd.	601	24,456
Sejong Industrial Company, Ltd.	1,547	6,528
Sejong Telecom, Inc.	19,734	11,340
Seohee Construction Company, Ltd.	13,592	14,681
Seoul Semiconductor Company, Ltd.	3,322	26,958
Seoyon Company, Ltd.	2,508	13,994
SGC Energy Company, Ltd.	285	8,011
SGC eTec E&C Company, Ltd.	178	6,148
Shindaeyang Paper Company, Ltd.	267	17,819
Shinhan Financial Group Company, Ltd.	2,494	71,514
Shinhan Financial Group Company, Ltd., ADR (B)	33,328	951,848
Shinsegae Engineering & Construction Company, Ltd.	621	12,058
Shinsegae Food Company, Ltd.	268	11,630
Shinsegae, Inc.	668	112,452
Shinwha Intertek Corp. (A)	4,441	14,688
Shinyoung Securities Company, Ltd.	580	24,675
SK Chemicals Company, Ltd.	790	56,169
SK Discovery Company, Ltd.	1,496	40,404
SK Gas, Ltd.	304	28,479
SK Hynix, Inc.	29,105	2,055,224
SK Innovation Company, Ltd. (A)	2,989	443,739
SK Networks Company, Ltd.	16,268	52,797
SK Securities Company, Ltd.	27,076	15,417
SK, Inc.	2,806	466,971
SL Corp.	1,618	39,260
SNT Holdings Company, Ltd.	1,460	17,503
SNT Motiv Company, Ltd.	882	29,277
Songwon Industrial Company, Ltd.	1,547	23,704
Spigen Korea Company, Ltd.	525	14,725
Sungshin Cement Company, Ltd.	2,022	14,289
Sungwoo Hitech Company, Ltd.	2,984	10,035
Sunjin Company, Ltd.	2,276	17,640
Taekwang Industrial Company, Ltd.	48	33,476
Taeyoung Engineering & Construction Company, Ltd.	2,234	11,711
Tongyang Life Insurance Company, Ltd.	7,644	33,679
Toptec Company, Ltd. (A)	2,535	13,989
Tovis Company, Ltd.	1,305	8,914
TS Corp.	12,730	32,621
TY Holdings Company, Ltd. (A)	2,153	31,224
Unid Company, Ltd.	534	39,528
WiSoL Company, Ltd.	2,256	15,041
Wonik Holdings Company, Ltd. (A)	5,948	17,482
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Wonik Materials Company, Ltd.	880	$21,915
Woori Financial Group, Inc.	41,842	391,672
Young Poong Corp.	51	20,641
Youngone Corp.	2,509	74,486
Youngone Holdings Company, Ltd.	920	33,268
Yuanta Securities Korea Company, Ltd.	11,703	24,519
		25,544,403
Taiwan - 16.9%
Abico Avy Company, Ltd.	24,990	16,740
AcBel Polytech, Inc.	38,000	36,834
Acer, Inc. (B)	256,452	187,520
ACES Electronic Company, Ltd.	19,323	24,411
Acter Group Corp., Ltd.	4,000	23,274
Advanced International Multitech Company, Ltd.	13,000	33,907
Advancetek Enterprise Company, Ltd.	35,186	25,989
AGV Products Corp. (A)	11,716	4,117
Allis Electric Company, Ltd.	13,000	13,065
Alpha Networks, Inc.	31,773	27,328
Altek Corp.	16,000	18,673
AmTRAN Technology Company, Ltd.	49,767	21,194
Apacer Technology, Inc.	11,000	13,711
APCB, Inc.	37,000	22,352
Apex International Company, Ltd.	7,000	16,310
Arcadyan Technology Corp.	8,000	32,311
Ardentec Corp.	45,000	54,653
Argosy Research, Inc.	7,000	16,354
ASE Technology Holding Company, Ltd.	236,000	607,821
Asia Cement Corp.	195,805	288,783
Asia Optical Company, Inc.	14,000	29,138
Asia Polymer Corp.	50,607	47,961
Asia Tech Image, Inc.	12,000	20,985
Asia Vital Components Company, Ltd. (B)	29,328	92,008
Asustek Computer, Inc.	68,000	711,177
Audix Corp.	21,000	35,150
AUO Corp.	514,000	281,432
Bank of Kaohsiung Company, Ltd.	79,810	36,506
Basso Industry Corp.	8,000	12,043
BenQ Materials Corp.	13,000	13,775
BES Engineering Corp.	163,700	47,683
Bizlink Holding, Inc.	4,000	41,579
Brighton-Best International Taiwan, Inc.	19,000	22,496
Capital Securities Corp.	183,403	86,403
Career Technology MFG. Company, Ltd. (A)	61,200	45,649
Catcher Technology Company, Ltd.	53,000	295,660
Cathay Financial Holding Company, Ltd.	655,423	1,122,328
Cathay Real Estate Development Company, Ltd.	46,400	27,083
Celxpert Energy Corp.	12,000	13,474
Central Reinsurance Company, Ltd.	31,500	27,310
Chang Hwa Commercial Bank, Ltd.	334,238	195,231
Channel Well Technology Company, Ltd.	16,000	17,639
Charoen Pokphand Enterprise	10,000	27,231
CHC Healthcare Group	21,000	27,297
Chen Full International Company, Ltd.	15,000	18,983
Chenbro Micom Company, Ltd.	10,000	21,529
Cheng Loong Corp.	68,320	59,903
Cheng Mei Materials Technology Corp. (A)	46,000	15,727
Cheng Shin Rubber Industry Company, Ltd.	132,000	157,272
Cheng Uei Precision Industry Company, Ltd.	37,629	41,870
Chia Hsin Cement Corp.	15,000	9,139

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chicony Electronics Company, Ltd.	28,000	$69,801
China Airlines, Ltd.	264,910	209,911
China Bills Finance Corp.	95,000	53,521
China Chemical & Pharmaceutical Company, Ltd.	34,000	25,310
China Development Financial Holding Corp.	1,035,535	512,814
China General Plastics Corp.	37,485	38,601
China Man-Made Fiber Corp.	178,414	47,739
China Metal Products Company, Ltd.	42,513	45,574
China Motor Corp.	30,250	63,222
China Petrochemical Development Corp. (B)	309,245	99,857
China Steel Corp.	1,045,180	1,000,760
Chin-Poon Industrial Company, Ltd.	43,571	42,958
Chipbond Technology Corp.	70,000	140,088
ChipMOS Technologies, Inc.	66,938	83,413
Chong Hong Construction Company, Ltd.	19,000	46,858
Chun Yuan Steel Industry Company, Ltd.	50,874	27,405
Chung Hung Steel Corp.	38,625	34,875
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	86,285
CMC Magnetics Corp. (A)	72,470	18,658
Compal Electronics, Inc.	358,000	274,099
Compeq Manufacturing Company, Ltd.	111,000	162,267
Concord Securities Company, Ltd.	26,000	10,889
Continental Holdings Corp.	49,050	43,124
Coretronic Corp.	40,000	67,780
CTBC Financial Holding Company, Ltd.	1,555,348	1,315,593
DA CIN Construction Company, Ltd.	20,000	19,693
Da-Li Development Company, Ltd. (A)	17,000	17,121
Darfon Electronics Corp.	16,000	21,780
Darwin Precisions Corp. (A)	37,000	12,063
Depo Auto Parts Industrial Company, Ltd.	21,000	51,701
D-Link Corp.	50,600	24,691
Dyaco International, Inc.	5,000	6,599
Dynamic Electronics Company, Ltd.	35,584	29,231
Dynapack International Technology Corp.	10,000	24,048
E.Sun Financial Holding Company, Ltd.	81,344	79,405
Edom Technology Company, Ltd.	18,400	20,010
Elite Advanced Laser Corp.	7,000	9,666
Elite Semiconductor Microelectronics Technology, Inc.	27,000	80,813
Elitegroup Computer Systems Company, Ltd.	42,104	30,029
Ennoconn Corp.	6,233	44,890
Ennostar, Inc.	31,656	54,103
EnTie Commercial Bank Company, Ltd.	58,000	30,460
Eson Precision Ind Company, Ltd.	12,000	26,227
Eternal Materials Company, Ltd.	12,000	13,066
Eva Airways Corp.	266,725	284,590
Everest Textile Company, Ltd. (A)	64,835	16,210
Evergreen International Storage & Transport Corp.	44,600	42,779
Evergreen Marine Corp. Taiwan, Ltd.	76,655	217,874
Everlight Chemical Industrial Corp.	49,250	31,810
Everlight Electronics Company, Ltd.	46,000	63,907
Excelsior Medical Company, Ltd.	16,573	37,831
Far Eastern Department Stores, Ltd.	102,720	69,143
Far Eastern International Bank	224,637	85,024
Far Eastern New Century Corp.	252,249	270,020
Farglory Land Development Company, Ltd.	28,530	60,108
Feng Hsin Steel Company, Ltd.	8,000	18,400
First Financial Holding Company, Ltd.	613,053	541,057
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
First Steamship Company, Ltd. (A)	84,809	$27,120
FLEXium Interconnect, Inc. (A)	27,000	78,724
Formosa Advanced Technologies Company, Ltd.	25,000	33,312
Formosa Chemicals & Fibre Corp.	184,000	462,475
Formosa Laboratories, Inc.	9,543	16,188
Formosa Petrochemical Corp.	4,000	12,609
Formosa Plastics Corp.	188,000	686,471
Formosa Taffeta Company, Ltd.	67,000	60,082
Formosan Rubber Group, Inc.	33,020	23,442
Formosan Union Chemical	48,812	38,919
Foxconn Technology Company, Ltd. (B)	64,626	107,181
FSP Technology, Inc.	10,000	12,315
Fubon Financial Holding Company, Ltd.	676,053	1,359,779
Fulgent Sun International Holding Company, Ltd.	11,000	64,065
Fulltech Fiber Glass Corp.	45,000	19,366
G Shank Enterprise Company, Ltd.	15,535	23,170
Gamania Digital Entertainment Company, Ltd.	9,000	19,305
Gemtek Technology Corp.	32,000	31,265
General Interface Solution Holding, Ltd.	29,000	74,643
Getac Holdings Corp.	14,000	19,018
Giantplus Technology Company, Ltd. (A)	31,000	10,495
Gigabyte Technology Company, Ltd.	31,000	92,607
Global Brands Manufacture, Ltd.	37,541	36,161
Global Lighting Technologies, Inc.	6,000	11,862
Global PMX Company, Ltd.	3,000	15,477
Globe Union Industrial Corp.	51,750	20,643
Gloria Material Technology Corp.	39,684	33,548
Gold Circuit Electronics, Ltd.	34,000	87,287
Goldsun Building Materials Company, Ltd.	93,540	71,903
Gourmet Master Company, Ltd.	6,000	22,304
Grand Ocean Retail Group, Ltd.	13,000	6,852
Grand Pacific Petrochemical	77,000	58,802
Great China Metal Industry	33,000	28,545
Great Wall Enterprise Company, Ltd.	29,976	47,938
Greatek Electronics, Inc.	12,000	25,228
Hannstar Board Corp.	39,750	42,398
HannStar Display Corp.	84,842	29,011
HannsTouch Solution, Inc.	64,000	21,504
Hey Song Corp.	40,000	46,847
Highwealth Construction Corp.	45,000	68,455
Ho Tung Chemical Corp.	88,399	27,135
Holy Stone Enterprise Company, Ltd.	10,000	33,490
Hon Hai Precision Industry Company, Ltd.	732,448	2,688,922
Hong Pu Real Estate Development Company, Ltd.	27,000	19,257
Hong TAI Electric Industrial	20,000	14,353
Horizon Securities Company, Ltd. (A)	18,000	7,938
Hsin Kuang Steel Company, Ltd.	9,000	12,001
Hsing TA Cement Company, Ltd.	38,000	25,372
HTC Corp. (A)	18,000	29,676
Hu Lane Associate, Inc.	8,000	34,078
Hua Nan Financial Holdings Company, Ltd.	499,126	380,024
Hung Ching Development & Construction Company, Ltd.	14,000	11,285
Hung Sheng Construction, Ltd.	42,240	36,478
IBF Financial Holdings Company, Ltd.	237,780	116,407
Ichia Technologies, Inc.	25,000	12,338
IEI Integration Corp.	12,000	18,603
Innolux Corp.	657,561	267,569
Inpaq Technology Company, Ltd. (A)	12,000	19,126
Integrated Service Technology, Inc.	9,000	15,281

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
International CSRC Investment Holdings Company	81,383	$53,008
Inventec Corp.	225,000	190,240
Iron Force Industrial Company, Ltd.	6,000	13,387
ITEQ Corp.	11,000	26,649
Jarllytec Company, Ltd.	9,000	18,661
Jess-Link Products Company, Ltd. (A)	13,000	16,113
Kaimei Electronic Corp.	13,300	22,357
Kedge Construction Company, Ltd.	6,000	10,224
Kenda Rubber Industrial Company, Ltd.	39,520	46,022
Kindom Development Company, Ltd.	24,000	26,341
King Yuan Electronics Company, Ltd.	122,796	165,470
King's Town Bank Company, Ltd.	83,000	98,840
King's Town Construction Company, Ltd. (A)	7,300	8,028
Kinko Optical Company, Ltd. (A)	15,758	14,638
Kinpo Electronics, Inc. (A)	108,269	47,552
Kinsus Interconnect Technology Corp. (B)	22,000	105,954
KS Terminals, Inc.	9,000	22,201
Kuo Toong International Company, Ltd.	18,248	10,887
Kuo Yang Construction Company, Ltd.	12,000	7,613
L&K Engineering Company, Ltd.	17,000	17,055
Largan Precision Company, Ltd.	8,000	464,907
Laster Tech Corp., Ltd.	11,910	11,854
Lealea Enterprise Company, Ltd. (A)	90,124	31,391
Lelon Electronics Corp.	8,000	14,556
Li Peng Enterprise Company, Ltd. (A)	62,000	16,052
Lida Holdings, Ltd.	4,640	4,457
Lien Hwa Industrial Holdings Corp.	42,900	80,960
Lingsen Precision Industries, Ltd.	49,481	27,471
Lite-On Technology Corp.	164,000	319,162
Longchen Paper & Packaging Company, Ltd.	64,177	36,300
Lumax International Corp., Ltd.	4,000	9,362
Lung Yen Life Service Corp.	9,000	12,925
Macauto Industrial Company, Ltd.	8,000	17,363
Macronix International Company, Ltd.	129,000	154,182
Mega Financial Holding Company, Ltd.	547,472	650,552
Mercuries & Associates Holding, Ltd.	47,815	31,476
Mercuries Life Insurance Company, Ltd. (A)	63,158	15,176
Merry Electronics Company, Ltd.	11,000	28,451
Mirle Automation Corp.	10,000	13,173
Mitac Holdings Corp.	58,316	53,906
MOSA Industrial Corp. (A)	9,000	8,885
MPI Corp.	11,000	31,691
Namchow Holdings Company, Ltd.	9,000	13,841
Nan Ya Plastics Corp.	334,000	932,326
Nanya Technology Corp.	121,000	201,376
Nichidenbo Corp.	14,000	23,812
Nishoku Technology, Inc.	7,800	18,434
O-Bank Company, Ltd.	52,538	15,389
Orient Semiconductor Electronics, Ltd. (A)	26,000	14,075
Oriental Union Chemical Corp.	28,000	17,626
Pacific Construction Company (A)	38,289	11,938
Paiho Shih Holdings Corp.	11,000	12,618
Pan-International Industrial Corp.	44,481	55,713
PChome Online, Inc.	6,000	13,921
Pegatron Corp.	174,660	334,899
Phison Electronics Corp.	9,000	82,519
Pixart Imaging, Inc.	10,000	32,703
Pou Chen Corp.	163,348	162,234
Powertech Technology, Inc.	39,000	115,261
President Securities Corp.	99,549	62,688
Primax Electronics, Ltd.	26,000	54,106
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Prince Housing & Development Corp.	142,555	$57,111
Prodisc Technology, Inc. (A)(D)	762,000	0
Promate Electronic Company, Ltd.	8,000	11,181
Prosperity Dielectrics Company, Ltd.	6,000	8,051
Qisda Corp.	134,280	129,540
Quanta Computer, Inc.	201,000	539,214
Quanta Storage, Inc.	23,000	28,817
Radiant Opto-Electronics Corp.	34,000	99,288
Radium Life Tech Company, Ltd.	102,621	32,201
Rechi Precision Company, Ltd.	20,000	11,368
Rexon Industrial Corp, Ltd.	13,000	11,735
Ritek Corp. (A)	57,799	14,896
Roo Hsing Company, Ltd. (A)	67,000	10,976
Ruentex Development Company, Ltd.	85,880	212,250
Ruentex Industries, Ltd.	33,800	88,255
Sampo Corp.	43,470	43,344
San Far Property, Ltd.	28,964	12,520
Sanyang Motor Company, Ltd.	48,000	57,006
Savior Lifetec Corp. (A)	18,957	11,241
Sercomm Corp.	22,000	60,050
Sesoda Corp.	13,064	19,923
Shan-Loong Transportation Company, Ltd.	23,000	25,968
Sheng Yu Steel Company, Ltd.	22,000	19,234
ShenMao Technology, Inc.	8,000	14,728
Shihlin Electric & Engineering Corp.	21,000	43,657
Shin Kong Financial Holding Company, Ltd.	870,344	256,526
Shin Zu Shing Company, Ltd.	8,000	22,021
Shining Building Business Company, Ltd. (A)	55,118	17,598
Shinkong Insurance Company, Ltd.	27,000	47,124
Shinkong Synthetic Fibers Corp.	132,239	80,777
Shuttle, Inc. (A)	25,000	10,417
Sigurd Microelectronics Corp.	47,773	83,595
Simplo Technology Company, Ltd.	8,000	68,656
Sincere Navigation Corp.	24,000	16,471
Sinher Technology, Inc.	8,000	9,748
Sinon Corp.	45,650	47,136
SinoPac Financial Holdings Company, Ltd.	706,931	399,639
Sirtec International Company, Ltd.	23,800	18,947
Siward Crystal Technology Company, Ltd.	20,000	23,634
Soft-World International Corp.	4,000	10,399
Sunonwealth Electric Machine Industry Company, Ltd.	18,000	20,174
Sunrex Technology Corp.	11,678	13,388
Supreme Electronics Company, Ltd. (A)	13,268	18,791
Syncmold Enterprise Corp.	6,000	13,492
SYNergy ScienTech Corp.	10,000	7,181
Synnex Technology International Corp.	100,000	179,016
Systex Corp.	6,000	14,391
TA Chen Stainless Pipe	99,489	113,245
Ta Ya Electric Wire & Cable	58,889	51,423
TA-I Technology Company, Ltd.	8,000	11,484
Taichung Commercial Bank Company, Ltd.	452,227	206,297
TaiDoc Technology Corp.	4,000	26,113
Taiflex Scientific Company, Ltd.	24,100	36,156
Tainan Spinning Company, Ltd.	135,638	87,774
Taishin Financial Holding Company, Ltd.	890,946	488,749
Taita Chemical Company, Ltd.	26,494	24,783
TAI-TECH Advanced Electronics Company, Ltd.	5,000	15,193
Taiwan Business Bank	398,790	155,180
Taiwan Cement Corp.	330,318	439,569
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,852	18,639

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cooperative Financial Holding Company, Ltd.	478,939	$433,064
Taiwan Fertilizer Company, Ltd.	52,000	111,796
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	26,766
Taiwan FU Hsing Industrial Company, Ltd.	21,000	27,215
Taiwan Glass Industry Corp.	112,319	67,424
Taiwan Hon Chuan Enterprise Company, Ltd.	34,000	87,130
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan Navigation Company, Ltd.	19,000	18,399
Taiwan Paiho, Ltd.	14,000	32,434
Taiwan PCB Techvest Company, Ltd.	36,000	46,276
Taiwan Semiconductor Company, Ltd. (B)	14,000	33,760
Taiwan Shin Kong Security Company, Ltd.	8,000	10,765
Taiwan Styrene Monomer	38,000	18,354
Taiwan Surface Mounting Technology Corp.	26,225	79,952
Taiwan Union Technology Corp.	14,000	26,461
Taiyen Biotech Company, Ltd.	26,137	29,361
Tatung Company, Ltd. (A)	116,000	132,358
TBI Motion Technology Company, Ltd.	12,000	17,694
TCI Company, Ltd.	3,000	15,649
Teco Electric & Machinery Company, Ltd.	132,000	132,692
Test Research, Inc.	13,000	26,042
The Ambassador Hotel (A)	29,000	31,654
The Shanghai Commercial & Savings Bank, Ltd.	134,000	239,690
Thinking Electronic Industrial Company, Ltd.	4,000	16,797
Thye Ming Industrial Company, Ltd.	24,800	34,171
Ton Yi Industrial Corp.	97,000	47,619
Tong Hsing Electronic Industries, Ltd.	6,000	40,681
Tong Yang Industry Company, Ltd.	40,627	67,482
Tong-Tai Machine & Tool Company, Ltd.	26,588	12,759
TOPBI International Holdings, Ltd. (A)	8,077	3,684
Topkey Corp.	6,000	25,973
Topoint Technology Company, Ltd.	29,190	30,319
TPK Holding Company, Ltd.	41,000	47,824
Transcend Information, Inc.	9,000	20,927
Tripod Technology Corp.	20,000	75,037
Tsann Kuen Enterprise Company, Ltd.	7,000	7,300
TSRC Corp.	28,000	27,968
Tung Ho Steel Enterprise Corp.	61,640	107,616
TURVO International Company, Ltd.	6,000	24,950
TXC Corp.	27,000	82,625
TYC Brother Industrial Company, Ltd.	15,511	14,673
Tycoons Group Enterprise (A)	38,000	10,626
Tyntek Corp.	36,000	23,284
U-Ming Marine Transport Corp.	38,000	52,473
Union Bank of Taiwan	135,544	69,694
Unitech Printed Circuit Board Corp. (A)	74,194	41,858
United Microelectronics Corp.	790,794	1,057,042
Universal Cement Corp.	27,483	20,345
Unizyx Holding Corp. (A)	34,000	30,459
UPC Technology Corp.	89,751	47,370
USI Corp.	80,996	67,541
Wah Lee Industrial Corp.	20,520	58,302
Walsin Lihwa Corp.	180,000	218,202
Walsin Technology Corp.	25,000	75,492
Walton Advanced Engineering, Inc.	39,584	16,253
Wan Hai Lines, Ltd.	32,000	127,948
Wei Chuan Foods Corp.	33,000	22,440
Weikeng Industrial Company, Ltd.	25,000	23,332
Well Shin Technology Company, Ltd.	15,000	21,746
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Winbond Electronics Corp.	316,793	$231,788
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd.	26,343	57,522
Wistron Corp.	270,291	242,697
Wistron NeWeb Corp.	19,000	44,263
WPG Holdings, Ltd.	165,400	306,910
WT Microelectronics Company, Ltd.	45,174	102,171
Xxentria Technology Materials Corp.	8,000	17,189
Yageo Corp.	4,804	49,822
Yang Ming Marine Transport Corp.	129,000	356,789
YC INOX Company, Ltd.	40,104	36,040
Yea Shin International Development Company, Ltd.	20,906	15,931
Yem Chio Company, Ltd.	42,717	21,492
Yeong Guan Energy Technology Group Company, Ltd.	13,553	25,993
YFY, Inc.	132,202	113,282
Yieh Phui Enterprise Company, Ltd.	68,899	38,503
Youngtek Electronics Corp.	17,000	37,952
Yuanta Financial Holding Company, Ltd.	805,371	533,409
Yulon Motor Company, Ltd.	64,470	102,470
YungShin Global Holding Corp.	8,000	10,898
Zeng Hsing Industrial Company, Ltd.	4,000	18,707
Zenitron Corp.	28,000	31,359
Zhen Ding Technology Holding, Ltd.	44,000	152,428
Zig Sheng Industrial Company, Ltd.	38,908	14,766
		36,286,788
Thailand - 2.3%
AAPICO Hitech PCL	35,352	21,929
AP Thailand PCL	223,670	63,346
Bangchak Corp. PCL	91,600	81,054
Bangkok Bank PCL	43,000	162,163
Bangkok Bank PCL, NVDR	14,500	54,683
Bangkok Insurance PCL	4,550	34,625
Bangkok Land PCL	1,059,200	30,866
Bangkok Life Assurance PCL, NVDR	18,200	20,727
Bangkok Ranch PCL (A)	92,300	8,886
Banpu PCL	535,067	191,138
Berli Jucker PCL	86,900	79,843
Cal-Comp Electronics Thailand PCL	134,116	8,889
Charoen Pokphand Foods PCL	377,100	277,774
Esso Thailand PCL (A)	83,900	27,580
GFPT PCL	43,900	21,266
Indorama Ventures PCL	82,600	110,074
IRPC PCL	943,100	86,077
Italian-Thai Development PCL (A)	477,400	29,198
Kasikornbank PCL, NVDR	101,600	433,559
Khon Kaen Sugar Industry PCL	192,600	20,151
Kiatnakin Phatra Bank PCL	19,400	34,082
Krung Thai Bank PCL	207,700	91,288
LPN Development PCL	52,900	6,587
MBK PCL (A)	50,619	23,373
Millcon Steel PCL	167,887	4,278
Polyplex Thailand PCL	14,000	8,962
Pruksa Holding PCL	78,800	29,259
PTT Exploration & Production PCL	103,900	468,377
PTT Global Chemical PCL	133,900	172,834
PTT PCL	938,700	903,768
Quality Houses PCL	377,100	22,418
Regional Container Lines PCL	30,000	32,779
Rojana Industrial Park PCL	113,100	19,049
Saha-Union PCL	16,100	13,913
Sansiri PCL	1,026,866	29,381
SC Asset Corp. PCL	238,196	21,865
SCB X PCL	42,400	124,724

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Siam City Cement PCL	4,900	$20,940
Siamgas & Petrochemicals PCL	78,400	24,862
Sino-Thai Engineering & Construction PCL	30,500	10,546
Somboon Advance Technology PCL	51,300	26,455
SPCG PCL	58,900	26,358
Sri Trang Agro-Industry PCL	49,100	29,488
Srithai Superware PCL	283,000	11,140
Star Petroleum Refining PCL	100,000	34,295
STP & I PCL (A)	21,600	2,427
Supalai PCL	151,900	79,962
Super Energy Corp. PCL	743,000	15,775
Syntec Construction PCL	156,500	7,665
Thai Oil PCL	85,600	124,893
Thai Stanley Electric PCL	700	3,557
Thai Union Group PCL	128,800	62,376
Thaicom PCL	79,400	20,235
Thanachart Capital PCL	37,300	39,863
The Siam Cement PCL	33,600	356,017
Thitikorn PCL	100	29
Thoresen Thai Agencies PCL	75,500	18,833
TMBThanachart Bank PCL	1,334,352	46,538
TMBThanachart Bank PCL, Foreign Shares	13,343	464
TPI Polene PCL	559,900	24,724
TPI Polene Power PCL	283,200	28,862
True Corp. PCL	927,400	120,896
Univentures PCL	51,700	4,101
		4,912,066
Turkey - 0.5%
Akbank TAS	358,925	173,384
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,921	24,394
Arcelik AS	7,251	31,562
Bera Holding AS (A)	34,123	29,612
Dogan Sirketler Grubu Holding AS	52,374	11,050
Eczacibasi Yatirim Holding Ortakligi AS	1	2
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	30,810	18,488
Enka Insaat ve Sanayi AS	76,018	78,320
Eregli Demir ve Celik Fabrikalari TAS	76,335	124,159
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	311
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	28,775	13,793
GSD Holding AS (A)	78,125	16,838
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	14,485	8,003
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	25,436	17,236
KOC Holding AS	34,979	77,235
Sekerbank Turk AS (A)	178,589	11,147
TAV Havalimanlari Holding AS (A)	11,684	34,739
Tekfen Holding AS	11,038	14,275
Turk Hava Yollari AO (A)	56,124	157,682
Turkiye Halk Bankasi AS (A)	56,201	16,644
Turkiye Is Bankasi AS, Class C	209,300	55,304
Turkiye Sinai Kalkinma Bankasi AS (A)	141,027	17,014
Turkiye Sise ve Cam Fabrikalari AS	73,690	95,485
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	19,697
Uzel Makina Sanayii AS (A)(D)	22,930	0
Vestel Elektronik Sanayi ve Ticaret AS	6,172	8,760
Yapi ve Kredi Bankasi AS	254,969	66,417
		1,121,551
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ukraine - 0.0%
Kernel Holding SA	5,893	$25,100
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC	227,290	548,898
Agthia Group PJSC	22,120	31,876
Air Arabia PJSC	66,681	37,817
Ajman Bank PJSC (A)	110,663	21,436
Aldar Properties PJSC	274,565	333,162
Amanat Holdings PJSC	77,820	21,201
Amlak Finance PJSC (A)	70,121	9,448
Dana Gas PJSC	313,959	93,170
Deyaar Development PJSC (A)	187,028	23,694
Dubai Investments PJSC	195,034	116,375
Emaar Development PJSC (A)	95,957	111,119
Emaar Properties PJSC	307,615	436,674
Emirates NBD Bank PJSC	73,719	265,522
Eshraq Investments PJSC (A)	223,571	21,083
Islamic Arab Insurance Company	58,609	9,286
National Central Cooling Company PJSC	14,806	11,060
RAK Properties PJSC (A)	77,735	13,168
Ras Al Khaimah Ceramics	24,868	18,829
SHUAA Capital PSC (A)	76,875	10,489
		2,134,307
United States - 0.0%
Nexteer Automotive Group, Ltd.	95,000	68,635
TOTAL COMMON STOCKS (Cost $226,684,619)		$206,531,236
PREFERRED SECURITIES - 1.7%
Brazil - 1.7%
Banco ABC Brasil SA	9,841	29,184
Banco Bradesco SA	219,878	722,641
Banco do Estado do Rio Grande do Sul SA, B Shares	22,600	38,693
Eucatex SA Industria e Comercio	4,200	6,388
Gerdau SA	77,776	332,151
Marcopolo SA	55,200	26,052
Petroleo Brasileiro SA	440,844	2,352,707
Randon SA Implementos e Participacoes	11,172	20,024
Usinas Siderurgicas de Minas Gerais SA, A Shares	40,910	67,617
		3,595,457
Colombia - 0.0%
Grupo Argos SA	23,975	42,679
Grupo Aval Acciones y Valores SA	82,128	14,838
Grupo de Inversiones Suramericana SA	9,424	37,457
		94,974
Philippines - 0.0%
Cebu Air, Inc., 6.000%	15,189	12,028
Taiwan - 0.0%
China Development Financial Holding Corp.	42,273	11,887
TOTAL PREFERRED SECURITIES (Cost $4,214,839)		$3,714,346
RIGHTS - 0.0%
Philex Mining Corp. (Expiration Date: 7-26-22; Strike Price PHP 3.15) (A)	27,490	140
Taishin Financial Holding Company, Ltd. (Expiration Date: 7-14-22; Strike Price: TWD 17.65) (A)(D)	17,551	0
Unitech Printed Circuit Board Corp. (Expiration Date: 8-9-22; Strike Price TWD 14.00) (A)	4,792	443

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Walsin Lihwa Corp. (Expiration Date: 8-4-22; Strike Price: TWD 33.00) (A)	12,582	$1,291
YungShin Global Holding Corp. (Expiration Date: 8-8-22; Strike Price TWD 22.00) (A)(D)	760	0
TOTAL RIGHTS (Cost $0)		$1,874
WARRANTS - 0.0%
Eco World Development Group BHD (Expiration Date: 4-12-29; Strike Price MYR 1.16) (A)	16,860	344
MBK PCL (Expiration Date: 12-31-24; Strike Price: THB 3.00) (A)	2,024	744
Yinson Holdings BHD (Expiration Date: 12-31-99; Strike Price MYR 2.29) (A)	9,086	0
TOTAL WARRANTS (Cost $0)		$1,088
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 1.4215% (F)(G)	219,062	2,189,827
TOTAL SHORT-TERM INVESTMENTS (Cost $2,189,876)		$2,189,827
Total Investments (Emerging Markets Value Trust) (Cost $233,089,334) - 99.1%		$212,438,371
Other assets and liabilities, net - 0.9%		1,908,276
TOTAL NET ASSETS - 100.0%		$214,346,647
Emerging Markets Value Trust (continued)
Currency Abbreviations
MYR	Malaysian Ringgit
PHP	Philippine Peso
THB	Thai Bhat
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(F)	The rate shown is the annualized seven-day yield as of 6-30-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	30	Long	Sep 2022	$1,582,637	$1,506,000	$(76,637)
						$(76,637)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 5.1%
Diversified telecommunication services – 0.5%
AT&T, Inc.	196,937	$4,127,800
Verizon Communications, Inc.	41,672	2,114,854
		6,242,654
Entertainment – 1.2%
The Walt Disney Company (A)	162,396	15,330,182
Warner Bros Discovery, Inc. (A)	47,642	639,356
		15,969,538
Interactive media and services – 0.6%
Meta Platforms, Inc., Class A (A)	52,500	8,465,625
Media – 2.8%
Comcast Corp., Class A	444,552	17,444,220
Fox Corp., Class B	143,214	4,253,456
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	1,099,037	$17,122,996
		38,820,672
		69,498,489
Consumer discretionary – 3.6%
Automobiles – 0.8%
Volkswagen AG, ADR	852,679	11,297,997
Hotels, restaurants and leisure – 0.7%
Las Vegas Sands Corp. (A)	288,757	9,699,348
Leisure products – 0.8%
Mattel, Inc. (A)	472,197	10,544,159
Multiline retail – 0.5%
Kohl's Corp.	204,971	7,315,415
Specialty retail – 0.8%
Best Buy Company, Inc.	28,100	1,831,839

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The TJX Companies, Inc.	168,362	$9,403,018
		11,234,857
		50,091,776
Consumer staples – 7.1%
Beverages – 0.3%
The Coca-Cola Company	71,162	4,476,801
Food and staples retailing – 0.7%
Walmart, Inc.	77,971	9,479,714
Food products – 2.9%
Conagra Brands, Inc.	630,652	21,593,524
Mondelez International, Inc., Class A	25,565	1,587,331
Tyson Foods, Inc., Class A	194,720	16,757,603
		39,938,458
Household products – 1.7%
Kimberly-Clark Corp.	170,952	23,104,163
Tobacco – 1.5%
Philip Morris International, Inc.	201,554	19,901,442
		96,900,578
Energy – 7.6%
Oil, gas and consumable fuels – 7.6%
Chevron Corp.	18,827	2,725,773
Enbridge, Inc.	87,400	3,693,524
EOG Resources, Inc.	131,617	14,535,781
Exxon Mobil Corp.	201,849	17,286,348
Hess Corp.	71,834	7,610,094
Occidental Petroleum Corp.	61,443	3,617,764
Targa Resources Corp.	8,046	480,105
TC Energy Corp.	305,459	15,825,831
TotalEnergies SE	558,659	29,406,115
TotalEnergies SE, ADR	167,719	8,828,728
		104,010,063
Financials – 19.8%
Banks – 7.0%
Bank of America Corp.	201,075	6,259,465
Citigroup, Inc.	152,700	7,022,673
Fifth Third Bancorp	392,195	13,177,752
Huntington Bancshares, Inc.	1,299,600	15,634,188
JPMorgan Chase & Co.	65,379	7,362,329
The PNC Financial Services Group, Inc.	27,306	4,308,068
Wells Fargo & Company	1,069,470	41,891,139
		95,655,614
Capital markets – 3.7%
Franklin Resources, Inc.	50,305	1,172,610
Morgan Stanley	130,894	9,955,798
Raymond James Financial, Inc.	10,146	907,154
State Street Corp.	208,715	12,867,280
The Bank of New York Mellon Corp.	33,429	1,394,324
The Charles Schwab Corp.	108,312	6,843,152
The Goldman Sachs Group, Inc.	60,183	17,875,555
		51,015,873
Diversified financial services – 1.6%
Apollo Global Management, Inc.	40,100	1,944,048
Equitable Holdings, Inc.	762,165	19,869,642
		21,813,690
Insurance – 7.5%
American International Group, Inc.	583,809	29,850,154
Chubb, Ltd.	132,861	26,117,815
Loews Corp.	328,798	19,484,569
Marsh & McLennan Companies, Inc.	10,774	1,672,664
MetLife, Inc.	304,221	19,102,037
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Hartford Financial Services Group, Inc.	103,323	$6,760,424
		102,987,663
		271,472,840
Health care – 17.7%
Biotechnology – 2.5%
AbbVie, Inc.	197,228	30,207,440
Biogen, Inc. (A)	15,139	3,087,448
Gilead Sciences, Inc.	17,461	1,079,264
		34,374,152
Health care equipment and supplies – 3.7%
Becton, Dickinson and Company	96,636	23,823,673
Medtronic PLC	186,060	16,698,885
Zimmer Biomet Holdings, Inc.	94,684	9,947,501
		50,470,059
Health care providers and services – 5.9%
Cardinal Health, Inc.	134,669	7,039,149
Centene Corp. (A)	120,047	10,157,177
Cigna Corp.	52,741	13,898,308
CVS Health Corp.	199,270	18,464,358
Elevance Health, Inc.	64,441	31,097,938
		80,656,930
Pharmaceuticals – 5.6%
AstraZeneca PLC, ADR	116,058	7,667,952
GSK PLC	85,962	1,852,617
Johnson & Johnson	124,857	22,163,366
Merck & Company, Inc.	143,190	13,054,632
Pfizer, Inc.	343,451	18,007,136
Sanofi	94,837	9,563,934
Sanofi, ADR	109,112	5,458,873
		77,768,510
		243,269,651
Industrials – 9.9%
Aerospace and defense – 2.5%
L3Harris Technologies, Inc.	104,288	25,206,410
The Boeing Company (A)	70,334	9,616,064
		34,822,474
Air freight and logistics – 2.5%
United Parcel Service, Inc., Class B	188,706	34,446,393
Airlines – 0.3%
Southwest Airlines Company (A)	97,641	3,526,793
Commercial services and supplies – 0.7%
Stericycle, Inc. (A)	222,512	9,757,151
Industrial conglomerates – 3.0%
3M Company	18,400	2,381,144
General Electric Company	479,960	30,559,053
Siemens AG, ADR	176,550	9,018,174
		41,958,371
Machinery – 0.8%
Cummins, Inc.	13,700	2,651,361
Flowserve Corp.	39,087	1,119,061
PACCAR, Inc.	64,033	5,272,477
Stanley Black & Decker, Inc.	13,600	1,426,096
		10,468,995
Professional services – 0.1%
Nielsen Holdings PLC	65,480	1,520,446
		136,500,623

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 7.6%
Communications equipment – 0.4%
Cisco Systems, Inc.	136,469	$5,819,038
Electronic equipment, instruments and components – 0.3%
TE Connectivity, Ltd.	31,553	3,570,222
IT services – 0.7%
Fiserv, Inc. (A)	105,100	9,350,747
Semiconductors and semiconductor equipment – 4.3%
Applied Materials, Inc.	103,810	9,444,634
NXP Semiconductors NV	18,755	2,776,303
Qualcomm, Inc.	255,077	32,583,536
Texas Instruments, Inc.	89,694	13,781,483
		58,585,956
Software – 1.9%
Citrix Systems, Inc.	79,171	7,693,046
Microsoft Corp.	73,417	18,855,688
		26,548,734
		103,874,697
Materials – 5.2%
Chemicals – 3.5%
Akzo Nobel NV	51,514	3,368,906
CF Industries Holdings, Inc.	309,077	26,497,171
DuPont de Nemours, Inc.	13,952	775,452
International Flavors & Fragrances, Inc.	120,584	14,363,966
RPM International, Inc.	36,700	2,889,024
		47,894,519
Containers and packaging – 1.7%
International Paper Company	567,625	23,743,754
		71,638,273
Real estate – 4.4%
Equity real estate investment trusts – 4.4%
Equity Residential	296,032	21,379,431
Rayonier, Inc.	308,402	11,528,067
Vornado Realty Trust	42,393	1,212,016
Welltower, Inc.	54,373	4,477,617
Weyerhaeuser Company	669,986	22,189,936
		60,787,067
Utilities – 9.0%
Electric utilities – 3.9%
NextEra Energy, Inc.	96,007	7,436,702
PG&E Corp. (A)	76,100	759,478
The Southern Company	549,604	39,192,261
Xcel Energy, Inc.	93,700	6,630,212
		54,018,653
Multi-utilities – 5.1%
Ameren Corp.	113,777	10,280,890
Dominion Energy, Inc.	204,397	16,312,925
NiSource, Inc.	491,530	14,495,220
Sempra Energy	192,766	28,966,947
		70,055,982
		124,074,635
TOTAL COMMON STOCKS (Cost $1,101,091,734)		$1,332,118,692
PREFERRED SECURITIES – 1.6%
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company, 6.000%	109,565	5,419,085
Utilities – 1.2%
Electric utilities – 0.8%
NextEra Energy, Inc., 5.279%	88,679	4,402,912
Equity Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Electric utilities (continued)
The Southern Company, 6.750%	126,472	$6,700,487
		11,103,399
Multi-utilities – 0.4%
NiSource, Inc., 7.750%	43,267	4,920,323
		16,023,722
TOTAL PREFERRED SECURITIES (Cost $20,516,511)		$21,442,807
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (B)	3,002,864	3,002,864
T. Rowe Price Government Reserve Fund, 0.6654% (B)	12,540,103	12,540,103
TOTAL SHORT-TERM INVESTMENTS (Cost $15,542,967)		$15,542,967
Total Investments (Equity Income Trust) (Cost $1,137,151,212) – 99.7%		$1,369,104,466
Other assets and liabilities, net – 0.3%		4,560,284
TOTAL NET ASSETS – 100.0%		$1,373,664,750
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Financials – 93.5%
Banks – 50.6%
1st Source Corp.	21,215	$963,161
American Business Bank (A)	27,647	1,104,498
Atlantic Union Bankshares Corp.	47,523	1,611,980
Bank of America Corp.	116,986	3,641,774
Bank of Marin Bancorp	38,020	1,208,276
BayCom Corp.	37,730	780,256
Business First Bancshares, Inc.	34,109	726,863
California BanCorp (A)	27,567	524,049
Cambridge Bancorp	20,031	1,656,564
Central Valley Community Bancorp	27,200	394,400
Citizens Community Bancorp, Inc.	20,008	276,711
Citizens Financial Group, Inc.	86,527	3,088,149
Close Brothers Group PLC	11,253	141,456
Coastal Financial Corp. (A)	30,743	1,171,923
Comerica, Inc.	37,500	2,751,750
East West Bancorp, Inc.	54,062	3,503,218
Evans Bancorp, Inc.	16,798	570,964
Fifth Third Bancorp	118,239	3,972,830
First Interstate BancSystem, Inc., Class A	8,355	318,409
First Merchants Corp.	48,056	1,711,755
German American Bancorp, Inc.	13,071	446,767
HBT Financial, Inc.	41,534	742,213
Heritage Commerce Corp.	41,523	443,881
Independent Bank Corp. (Massachusetts)	16,070	1,276,440
JPMorgan Chase & Co.	24,739	2,785,859
KeyCorp	159,210	2,743,188
Landmark Bancorp, Inc.	12,764	323,440
Limestone Bancorp, Inc.	5,901	108,637
Live Oak Bancshares, Inc.	24,594	833,491
M&T Bank Corp.	30,580	4,874,142

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mid Penn Bancorp, Inc.	13,471	$363,313
Nicolet Bankshares, Inc. (A)	20,951	1,515,595
Nordea Bank ABP (Nasdaq Stockholm Exchange)	154,402	1,363,913
Pinnacle Financial Partners, Inc.	36,018	2,604,462
Popular, Inc.	31,043	2,388,138
Premier Financial Corp.	42,996	1,089,949
Shore Bancshares, Inc.	10,670	197,395
Southern First Bancshares, Inc. (A)	12,586	548,624
Stock Yards Bancorp, Inc.	34,539	2,066,123
SVB Financial Group (A)	5,462	2,157,435
Synovus Financial Corp.	91,311	3,291,762
The First Bancshares, Inc.	18,748	536,193
TriCo Bancshares	49,834	2,274,424
U.S. Bancorp	32,894	1,513,782
Webster Financial Corp.	30,589	1,289,326
Zions Bancorp NA	63,940	3,254,546
		71,152,024
Capital markets – 15.3%
AllianceBernstein Holding LP	93,920	3,905,194
Ameriprise Financial, Inc.	10,541	2,505,385
Ares Management Corp., Class A	12,208	694,147
Brookfield Asset Management, Inc., Class A	55,655	2,474,978
CME Group, Inc.	19,441	3,979,573
Morgan Stanley	39,420	2,998,285
Onex Corp.	34,984	1,742,134
Raymond James Financial, Inc.	35,908	3,210,534
		21,510,230
Consumer finance – 2.5%
American Express Company	25,120	3,482,134
Diversified financial services – 3.1%
Berkshire Hathaway, Inc., Class B (A)	11,474	3,132,631
Eurazeo SE	20,968	1,302,618
		4,435,249
Insurance – 21.5%
American International Group, Inc.	75,101	3,839,914
Arthur J. Gallagher & Company	24,235	3,951,274
Chubb, Ltd.	18,143	3,566,551
Markel Corp. (A)	3,080	3,983,210
MetLife, Inc.	64,150	4,027,979
Reinsurance Group of America, Inc.	18,392	2,157,198
The Allstate Corp.	17,410	2,206,369
The Hartford Financial Services Group, Inc.	37,983	2,485,228
Unum Group	118,419	4,028,614
		30,246,337
Thrifts and mortgage finance – 0.5%
ESSA Bancorp, Inc.	16,786	282,005
OP Bancorp	16,150	169,414
Timberland Bancorp, Inc.	8,207	205,175
		656,594
		131,482,568
Information technology – 1.6%
IT services – 1.6%
Visa, Inc., Class A	11,528	2,269,748
Real estate – 3.5%
Equity real estate investment trusts – 2.9%
Prologis, Inc.	21,106	2,483,121
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Rexford Industrial Realty, Inc.	28,572	$1,645,461
		4,128,582
Real estate management and development – 0.6%
VGP NV	4,815	768,094
		4,896,676
TOTAL COMMON STOCKS (Cost $145,112,618)		$138,648,992
SHORT-TERM INVESTMENTS – 1.3%
Repurchase agreement – 1.3%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $1,858,012 on 7-1-22, collateralized by $1,897,300 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $1,895,224)	$1,858,000	1,858,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,858,000)		$1,858,000
Total Investments (Financial Industries Trust) (Cost $146,970,618) – 99.9%		$140,506,992
Other assets and liabilities, net – 0.1%		136,313
TOTAL NET ASSETS – 100.0%		$140,643,305
Security Abbreviations and Legend
(A)	Non-income producing security.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Communication services – 14.3%
Entertainment – 3.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,073,829	$68,155,927
Interactive media and services – 10.7%
Alphabet, Inc., Class A (A)	54,687	119,177,191
CarGurus, Inc. (A)	1,317,744	28,318,319
Meta Platforms, Inc., Class A (A)	327,334	52,782,608
		200,278,118
		268,434,045
Consumer discretionary – 22.8%
Household durables – 6.5%
Lennar Corp., A Shares	1,457,012	102,821,337
NVR, Inc. (A)	4,693	18,791,429
		121,612,766
Internet and direct marketing retail – 8.2%
Amazon.com, Inc. (A)	1,435,560	152,470,828
Leisure products – 2.5%
Polaris, Inc.	471,555	46,815,980
Specialty retail – 3.5%
Dufry AG (A)	817,586	26,530,653
Group 1 Automotive, Inc.	231,646	39,333,491
		65,864,144
Textiles, apparel and luxury goods – 2.1%
Canada Goose Holdings, Inc. (A)	1,345,826	24,238,326
Salvatore Ferragamo SpA	1,019,373	15,747,445
		39,985,771
		426,749,489

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 5.3%
Beverages – 1.9%
Anheuser-Busch InBev SA/NV, ADR	243,394	$13,131,106
The Boston Beer Company, Inc., Class A (A)	76,020	23,031,779
		36,162,885
Food products – 2.4%
Post Holdings, Inc. (A)	348,405	28,691,152
The Hain Celestial Group, Inc. (A)	691,576	16,418,014
		45,109,166
Personal products – 1.0%
BellRing Brands, Inc. (A)	753,443	18,753,196
		100,025,247
Energy – 5.5%
Oil, gas and consumable fuels – 5.5%
Cheniere Energy, Inc.	459,928	61,184,222
Suncor Energy, Inc.	1,188,776	41,690,374
		102,874,596
Financials – 18.5%
Banks – 3.5%
First Hawaiian, Inc.	2,882,009	65,450,424
Capital markets – 14.5%
KKR & Company, Inc.	1,573,273	72,826,807
Morgan Stanley	1,181,903	89,895,542
S&P Global, Inc.	124,512	41,968,015
The Goldman Sachs Group, Inc.	226,007	67,128,599
		271,818,963
Consumer finance – 0.5%
Synchrony Financial	335,061	9,254,385
		346,523,772
Health care – 4.6%
Biotechnology – 3.0%
Alnylam Pharmaceuticals, Inc. (A)	179,855	26,231,852
Moderna, Inc. (A)	215,176	30,737,892
		56,969,744
Health care equipment and supplies – 1.6%
Hologic, Inc. (A)	213,187	14,773,859
Masimo Corp. (A)	109,791	14,346,390
		29,120,249
		86,089,993
Industrials – 4.0%
Electrical equipment – 1.4%
Regal Rexnord Corp.	134,449	15,262,650
Sensata Technologies Holding PLC	261,173	10,789,057
		26,051,707
Machinery – 1.2%
Parker-Hannifin Corp.	94,151	23,165,854
Trading companies and distributors – 1.4%
United Rentals, Inc. (A)	105,473	25,620,446
		74,838,007
Information technology – 19.6%
Semiconductors and semiconductor equipment – 4.4%
Analog Devices, Inc.	257,336	37,594,216
NVIDIA Corp.	300,701	45,583,265
		83,177,481
Software – 11.0%
Autodesk, Inc. (A)	162,674	27,973,421
DocuSign, Inc. (A)	263,255	15,105,572
Roper Technologies, Inc.	81,060	31,990,329
salesforce.com, Inc. (A)	399,710	65,968,138
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (A)	464,255	$64,800,713
		205,838,173
Technology hardware, storage and peripherals – 4.2%
Apple, Inc.	568,999	77,793,543
		366,809,197
Materials – 1.1%
Chemicals – 1.1%
Axalta Coating Systems, Ltd. (A)	950,781	21,021,768
Real estate – 3.0%
Equity real estate investment trusts – 2.5%
American Tower Corp.	113,384	28,979,817
Crown Castle International Corp.	102,374	17,237,734
		46,217,551
Real estate management and development – 0.5%
Five Point Holdings LLC, Class A (A)	2,500,189	9,775,739
		55,993,290
TOTAL COMMON STOCKS (Cost $1,440,585,961)		$1,849,359,404
SHORT-TERM INVESTMENTS – 1.2%
U.S. Government Agency – 0.5%
Federal Agricultural Mortgage Corp. Discount Note 1.370%, 06/24/2022 *	$10,700,000	10,700,000
Repurchase agreement – 0.7%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $12,971,086 on 7-1-22, collateralized by $13,245,000 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $13,230,510)	12,971,000	12,971,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,670,593)		$23,671,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,464,256,554) – 99.9%		$1,873,030,404
Other assets and liabilities, net – 0.1%		1,369,015
TOTAL NET ASSETS – 100.0%		$1,874,399,419
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 9.1%
Interactive media and services – 3.8%
Alphabet, Inc., Class A (A)	8,127	$17,710,846
Meta Platforms, Inc., Class A (A)	54,440	8,778,450
		26,489,296
Media – 5.3%
Comcast Corp., Class A	712,208	27,947,042
Liberty Broadband Corp., Series A (A)	74,259	8,432,109
		36,379,151
		62,868,447

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 6.4%
Household durables – 2.9%
Lennar Corp., A Shares	283,406	$19,999,961
Internet and direct marketing retail – 1.7%
eBay, Inc.	285,688	11,904,619
Specialty retail – 1.8%
CarMax, Inc. (A)	94,660	8,564,837
Dufry AG (A)	127,744	4,145,291
		12,710,128
		44,614,708
Consumer staples – 9.8%
Beverages – 2.7%
Anheuser-Busch InBev SA/NV, ADR	215,540	11,628,383
Heineken Holding NV	95,873	6,964,657
		18,593,040
Food and staples retailing – 2.9%
Walmart, Inc.	164,542	20,005,016
Food products – 3.4%
Danone SA	184,413	10,327,532
Post Holdings, Inc. (A)	165,539	13,632,137
		23,959,669
Personal products – 0.8%
BellRing Brands, Inc. (A)	209,868	5,223,615
		67,781,340
Energy – 8.1%
Oil, gas and consumable fuels – 8.1%
Cheniere Energy, Inc.	166,429	22,140,050
Chevron Corp.	66,988	9,698,523
Kinder Morgan, Inc.	284,984	4,776,332
Suncor Energy, Inc.	555,354	19,476,265
		56,091,170
Financials – 18.1%
Banks – 7.0%
Bank of America Corp.	276,857	8,618,558
Citigroup, Inc.	289,849	13,330,156
JPMorgan Chase & Co.	102,714	11,566,624
Wells Fargo & Company	380,646	14,909,904
		48,425,242
Capital markets – 10.7%
KKR & Company, Inc.	435,090	20,140,316
Morgan Stanley	154,865	11,779,032
Nasdaq, Inc.	90,090	13,742,329
State Street Corp.	295,028	18,188,476
The Goldman Sachs Group, Inc.	36,461	10,829,646
		74,679,799
Consumer finance – 0.4%
American Express Company	20,890	2,895,772
		126,000,813
Health care – 17.8%
Biotechnology – 1.6%
Gilead Sciences, Inc.	89,153	5,510,547
Moderna, Inc. (A)	40,827	5,832,137
		11,342,684
Health care equipment and supplies – 0.8%
Hologic, Inc. (A)	81,458	5,645,039
Health care providers and services – 7.6%
Elevance Health, Inc.	75,438	36,404,870
HCA Healthcare, Inc.	30,090	5,056,925
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	22,038	$11,319,378
		52,781,173
Life sciences tools and services – 1.7%
Danaher Corp.	46,843	11,875,637
Pharmaceuticals – 6.1%
Elanco Animal Health, Inc. (A)	538,662	10,573,935
GSK PLC, ADR	306,794	13,354,743
Merck & Company, Inc.	112,172	10,226,721
Novartis AG, ADR	92,943	7,856,472
		42,011,871
		123,656,404
Industrials – 13.4%
Aerospace and defense – 5.2%
L3Harris Technologies, Inc.	30,304	7,324,477
Lockheed Martin Corp.	16,574	7,126,157
Raytheon Technologies Corp.	223,374	21,468,475
		35,919,109
Electrical equipment – 1.0%
Sensata Technologies Holding PLC	162,252	6,702,630
Machinery – 4.7%
Fortive Corp.	177,176	9,634,831
Parker-Hannifin Corp.	94,834	23,333,906
		32,968,737
Trading companies and distributors – 2.5%
United Rentals, Inc. (A)	70,564	17,140,701
		92,731,177
Information technology – 10.5%
Electronic equipment, instruments and components – 1.5%
Vontier Corp.	442,154	10,165,120
Semiconductors and semiconductor equipment – 1.1%
Analog Devices, Inc.	54,378	7,944,082
Software – 6.9%
Microsoft Corp.	74,639	19,169,534
Oracle Corp.	413,360	28,881,463
		48,050,997
Technology hardware, storage and peripherals – 1.0%
Samsung Electronics Company, Ltd.	157,290	6,937,645
		73,097,844
Materials – 1.9%
Chemicals – 1.9%
Axalta Coating Systems, Ltd. (A)	290,592	6,424,989
LyondellBasell Industries NV, Class A	73,401	6,419,651
		12,844,640
Real estate – 3.0%
Equity real estate investment trusts – 3.0%
American Tower Corp.	82,082	20,979,338
TOTAL COMMON STOCKS (Cost $591,571,759)		$680,665,881
ESCROW CERTIFICATES - 0.0%
Sino Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.8%
Repurchase agreement – 1.8%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $12,665,084 on 7-1-22, collateralized by $12,932,500 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $12,918,352)	$12,665,000	$12,665,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,665,000)		$12,665,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $604,236,759) – 99.9%		$693,330,881
Other assets and liabilities, net – 0.1%		901,847
TOTAL NET ASSETS – 100.0%		$694,232,728
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%
Australia - 1.0%
BHP Group, Ltd.	101,106	$2,895,031
France - 12.8%
Air Liquide SA	50,651	6,817,797
Capgemini SE	23,155	3,993,331
Carrefour SA	225,064	3,995,198
Cie Generale des Etablissements Michelin SCA	121,084	3,306,936
Sanofi	81,701	8,239,259
TotalEnergies SE	182,085	9,584,442
		35,936,963
Germany - 1.0%
Deutsche Post AG	73,550	2,776,977
Ireland - 1.2%
CRH PLC	95,098	3,277,125
Japan - 7.2%
FANUC Corp.	29,971	4,697,634
Mitsubishi Estate Company, Ltd.	306,869	4,447,559
Sumitomo Mitsui Financial Group, Inc.	176,700	5,252,425
Tokyo Electric Power Company Holdings, Inc. (A)	1,400,900	5,860,257
		20,257,875
Netherlands - 4.5%
ING Groep NV	463,735	4,568,554
Koninklijke Ahold Delhaize NV	168,144	4,376,642
Stellantis NV	290,897	3,611,427
		12,556,623
Spain - 1.5%
Amadeus IT Group SA (A)	74,744	4,185,245
Switzerland - 4.8%
Chubb, Ltd.	25,544	5,021,440
Roche Holding AG	25,724	8,599,529
		13,620,969
United Kingdom - 8.5%
Amcor PLC, CHESS Depositary Interest	466,362	5,830,920
Associated British Foods PLC	223,843	4,319,181
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC	40,224	$5,306,424
Ferguson PLC	21,514	2,410,053
Reckitt Benckiser Group PLC	79,141	5,952,375
		23,818,953
United States - 55.4%
Alphabet, Inc., Class A (A)	5,568	12,134,120
Apple, Inc.	20,339	2,780,748
Arthur J. Gallagher & Company	37,618	6,133,239
AutoZone, Inc. (A)	2,700	5,802,624
Bank of America Corp.	127,103	3,956,716
Cisco Systems, Inc.	136,338	5,813,452
Comcast Corp., Class A	131,480	5,159,275
ConocoPhillips	79,698	7,157,677
Corteva, Inc.	187,915	10,173,718
Electronic Arts, Inc.	44,181	5,374,619
Freeport-McMoRan, Inc.	77,954	2,280,934
Huntington Bancshares, Inc.	271,664	3,268,118
Intercontinental Exchange, Inc.	34,509	3,245,226
Johnson & Johnson	65,184	11,570,812
Meta Platforms, Inc., Class A (A)	22,763	3,670,534
Microsoft Corp.	7,558,066	12,509,162
Northrop Grumman Corp.	6,791	3,249,969
Oracle Corp.	83,634	5,843,508
Otis Worldwide Corp.	81,572	5,764,693
Philip Morris International, Inc.	115,690	11,423,231
T-Mobile US, Inc. (A)	47,254	6,357,553
UnitedHealth Group, Inc.	18,848	9,680,898
Visa, Inc., Class A	7,163	1,410,323
Waste Management, Inc.	43,481	6,651,723
Wells Fargo & Company	104,660	4,099,532
		155,512,404
TOTAL COMMON STOCKS (Cost $277,956,159)		$274,838,165
PREFERRED SECURITIES - 2.5%
South Korea - 2.5%
Samsung Electronics Company, Ltd.	173,570	6,976,716
TOTAL PREFERRED SECURITIES (Cost $8,777,493)		$6,976,716
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
Federated Government Obligations Fund, Institutional Class, 1.3500% (B)	2,073,650	2,073,650
TOTAL SHORT-TERM INVESTMENTS (Cost $2,073,650)		$2,073,650
Total Investments (Global Equity Trust) (Cost $288,807,302) - 101.1%		$283,888,531
Other assets and liabilities, net - (1.1%)		(3,047,472)
TOTAL NET ASSETS - 100.0%		$280,841,059
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
Warby Parker, Inc., Class A (A)	40,465	$455,636

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 0.1%
Capital markets – 0.1%
BCLS Acquisition Corp., Class A (A)	12,029	$119,087
Health Sciences Acquisitions Corp. 2 (A)	13,354	133,006
		252,093
Health care – 98.1%
Biotechnology – 26.2%
Aadi Bioscience, Inc. (A)	5,700	70,224
AbbVie, Inc.	38,664	5,921,778
ACADIA Pharmaceuticals, Inc. (A)	25,508	359,408
Adagio Therapeutics, Inc. (A)	8,613	28,251
ADC Therapeutics SA (A)	23,188	184,345
Agios Pharmaceuticals, Inc. (A)	10,518	233,184
Alector, Inc. (A)	11,904	120,945
Allakos, Inc. (A)	9,617	30,101
Allogene Therapeutics, Inc. (A)	31,756	362,018
Alnylam Pharmaceuticals, Inc. (A)	24,443	3,565,012
Apellis Pharmaceuticals, Inc. (A)	20,441	924,342
Argenx SE, ADR (A)	15,599	5,910,149
Ascendis Pharma A/S, ADR (A)	14,765	1,372,554
Avidity Biosciences, Inc. (A)	23,072	335,236
BeiGene, Ltd., ADR (A)	3,085	499,307
Bicycle Therapeutics PLC, ADR (A)	7,229	121,303
Biogen, Inc. (A)	5,245	1,069,665
BioMarin Pharmaceutical, Inc. (A)	5,483	454,376
BioNTech SE, ADR	17,286	2,577,343
Blueprint Medicines Corp. (A)	12,795	646,275
Burning Rock Biotech, Ltd., ADR (A)	12,350	35,939
C4 Therapeutics, Inc. (A)	19,141	144,323
Celldex Therapeutics, Inc. (A)	12,361	333,253
Centessa Pharmaceuticals PLC, ADR (A)	18,009	87,704
Cerevel Therapeutics Holdings, Inc. (A)	32,149	850,020
CRISPR Therapeutics AG (A)	5,251	319,103
Cytokinetics, Inc. (A)	6,804	267,329
Day One Biopharmaceuticals, Inc. (A)	15,041	269,234
Deciphera Pharmaceuticals, Inc. (A)	1,900	24,985
Denali Therapeutics, Inc. (A)	26,879	791,049
Design Therapeutics, Inc. (A)	8,531	119,434
Enanta Pharmaceuticals, Inc. (A)	3,200	151,264
Entrada Therapeutics, Inc. (A)	11,328	137,975
EQRx, Inc. (A)	41,735	195,737
Exact Sciences Corp. (A)	24,957	983,056
Exelixis, Inc. (A)	53,854	1,121,240
Exscientia PLC, ADR (A)	4,147	45,161
Fate Therapeutics, Inc. (A)	21,179	524,816
F-star Therapeutics, Inc. (A)	12,596	78,851
Generation Bio Company (A)	37,692	247,260
Genmab A/S (A)	5,419	1,758,166
Global Blood Therapeutics, Inc. (A)	6,332	202,307
Ideaya Biosciences, Inc. (A)	16,335	225,423
IGM Biosciences, Inc. (A)	8,499	153,237
Imago Biosciences, Inc. (A)	16,360	219,060
Immuneering Corp., Class A (A)	29,676	160,547
Immunocore Holdings PLC, ADR (A)	5,762	214,980
Incyte Corp. (A)	26,873	2,041,542
Insmed, Inc. (A)	45,047	888,327
Intellia Therapeutics, Inc. (A)	7,193	372,310
Ionis Pharmaceuticals, Inc. (A)	28,633	1,059,994
Iovance Biotherapeutics, Inc. (A)	34,648	382,514
IVERIC bio, Inc. (A)	39,124	376,373
Karuna Therapeutics, Inc. (A)	7,268	919,475
Kodiak Sciences, Inc. (A)	10,699	81,740
Kronos Bio, Inc. (A)	2,083	7,582
Kymera Therapeutics, Inc. (A)	14,979	294,937
Legend Biotech Corp., ADR (A)	7,700	423,500
LianBio, ADR (A)	30,782	66,489
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Lyell Immunopharma, Inc. (A)	41,100	$267,972
MeiraGTx Holdings PLC (A)	10,086	76,351
Mirati Therapeutics, Inc. (A)	5,986	401,840
Moderna, Inc. (A)	26,502	3,785,811
Monte Rosa Therapeutics, Inc. (A)	27,152	262,560
MoonLake Immunotherapeutics (A)	8,947	46,972
Morphic Holding, Inc. (A)	5,689	123,451
Neurocrine Biosciences, Inc. (A)	6,683	651,459
Nurix Therapeutics, Inc. (A)	10,120	128,220
Pardes Biosciences, Inc. (A)	29,022	89,098
Prelude Therapeutics, Inc. (A)	7,294	38,075
Progenics Pharmaceuticals, Inc. (A)(B)	21,900	23,181
Prothena Corp. PLC (A)	14,960	406,164
PTC Therapeutics, Inc. (A)	9,074	363,504
RAPT Therapeutics, Inc. (A)	14,949	272,819
Regeneron Pharmaceuticals, Inc. (A)	9,173	5,422,435
REGENXBIO, Inc. (A)	4,300	106,210
Relay Therapeutics, Inc. (A)	20,357	340,980
Repare Therapeutics, Inc. (A)	3,050	42,670
Replimune Group, Inc. (A)	22,880	399,942
Revolution Healthcare Acquisition Corp. (A)	31,883	311,178
REVOLUTION Medicines, Inc. (A)	19,042	371,129
Rocket Pharmaceuticals, Inc. (A)	8,094	111,373
Sage Therapeutics, Inc. (A)	13,342	430,947
Sana Biotechnology, Inc. (A)	17,907	115,142
Sarepta Therapeutics, Inc. (A)	9,316	698,327
Scholar Rock Holding Corp. (A)	30,404	166,918
Seagen, Inc. (A)	10,234	1,810,804
Senti Biosciences, Inc. (A)	18,789	36,920
SpringWorks Therapeutics, Inc. (A)	2,981	73,392
Stoke Therapeutics, Inc. (A)	8,627	113,963
Tenaya Therapeutics, Inc. (A)	14,265	80,312
Twist Bioscience Corp. (A)	8,130	284,225
Ultragenyx Pharmaceutical, Inc. (A)	29,622	1,767,249
uniQure NV (A)	10,600	197,584
United Therapeutics Corp. (A)	1,100	259,204
Vertex Pharmaceuticals, Inc. (A)	24,484	6,899,346
Voyager Therapeutics, Inc. (A)	10,500	62,055
Xencor, Inc. (A)	17,555	480,480
Zai Lab, Ltd., ADR (A)	8,301	287,879
Zentalis Pharmaceuticals, Inc. (A)	15,240	428,244
		69,598,437
Health care equipment and supplies – 15.5%
Alcon, Inc.	17,881	1,253,843
Align Technology, Inc. (A)	1,387	328,261
AtriCure, Inc. (A)	5,462	223,177
Becton, Dickinson and Company	20,230	4,987,302
DexCom, Inc. (A)	19,304	1,438,727
Hologic, Inc. (A)	55,391	3,838,596
Inari Medical, Inc. (A)	4,923	334,715
Insulet Corp. (A)	6,760	1,473,274
Intuitive Surgical, Inc. (A)	38,515	7,730,346
iRhythm Technologies, Inc. (A)	7,244	782,569
Lantheus Holdings, Inc. (A)	11,933	787,936
Masimo Corp. (A)	1,897	247,881
Nevro Corp. (A)	4,319	189,302
Novocure, Ltd. (A)	22,727	1,579,527
Penumbra, Inc. (A)	10,000	1,245,200
PROCEPT BioRobotics Corp. (A)	17,903	585,249
QuidelOrtho Corp. (A)	11,827	1,149,348
Shockwave Medical, Inc. (A)	16,355	3,126,585
STERIS PLC	4,207	867,273
Stryker Corp.	27,545	5,479,527
Teleflex, Inc.	5,967	1,466,987

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
The Cooper Companies, Inc.	3,939	$1,233,380
Zimmer Biomet Holdings, Inc.	8,655	909,294
		41,258,299
Health care providers and services – 20.4%
Agiliti, Inc. (A)	19,494	399,822
agilon health, Inc. (A)	13,032	284,489
Alignment Healthcare, Inc. (A)	17,879	203,999
Centene Corp. (A)	75,832	6,416,146
Cigna Corp.	13,381	3,526,161
Elevance Health, Inc.	14,826	7,154,731
Guardant Health, Inc. (A)	15,624	630,272
HCA Healthcare, Inc.	10,441	1,754,714
Humana, Inc.	12,922	6,048,401
Molina Healthcare, Inc. (A)	12,174	3,403,972
Oak Street Health, Inc. (A)	7,898	129,843
Option Care Health, Inc. (A)	15,887	441,500
Sema4 Holdings Corp. (A)	30,292	38,168
Surgery Partners, Inc. (A)	13,376	386,834
UnitedHealth Group, Inc.	45,526	23,383,516
		54,202,568
Health care technology – 1.9%
Certara, Inc. (A)	17,771	381,366
Doximity, Inc., Class A (A)	31,493	1,096,586
M3, Inc.	7,400	213,009
Phreesia, Inc. (A)	9,464	236,695
Sophia Genetics SA (A)	26,245	95,007
Veeva Systems, Inc., Class A (A)	14,531	2,877,719
		4,900,382
Life sciences tools and services – 17.1%
10X Genomics, Inc., Class A (A)	11,696	529,244
Adaptive Biotechnologies Corp. (A)	25,114	203,172
Agilent Technologies, Inc.	38,213	4,538,558
Avantor, Inc. (A)	77,912	2,423,063
Bio-Techne Corp.	1,900	658,616
Bruker Corp.	34,100	2,140,116
Charles River Laboratories International, Inc. (A)	4,500	962,865
Danaher Corp.	41,336	10,479,503
Evotec SE (A)	14,301	346,639
Illumina, Inc. (A)	2,500	460,900
Lonza Group AG	942	503,157
Maravai LifeSciences Holdings, Inc., Class A (A)	13,748	390,581
Mettler-Toledo International, Inc. (A)	783	899,487
Olink Holding AB, ADR (A)	37,166	564,923
Pacific Biosciences of California, Inc. (A)	54,894	242,631
Quanterix Corp. (A)	9,989	161,722
Rapid Micro Biosystems, Inc., Class A (A)	15,325	65,898
Repligen Corp. (A)	3,287	533,809
Seer, Inc. (A)	19,716	176,458
SomaLogic, Inc. (A)	67,026	302,958
Thermo Fisher Scientific, Inc.	26,586	14,443,642
Waters Corp. (A)	2,847	942,300
West Pharmaceutical Services, Inc.	9,715	2,937,525
Wuxi Biologics Cayman, Inc. (A)(C)	57,500	532,762
		45,440,529
Pharmaceuticals – 17.0%
Arvinas, Inc. (A)	11,123	468,167
Astellas Pharma, Inc.	32,600	508,615
AstraZeneca PLC, ADR	138,125	9,125,919
Bayer AG	7,565	451,754
Catalent, Inc. (A)	17,541	1,881,974
CinCor Pharma, Inc. (A)	9,989	188,193
Daiichi Sankyo Company, Ltd.	82,600	2,100,723
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
DICE Therapeutics, Inc. (A)	13,216	$205,112
Elanco Animal Health, Inc. (A)	17,093	335,536
Eli Lilly & Company	36,418	11,807,808
Longboard Pharmaceuticals, Inc. (A)	6,452	19,937
Merck & Company, Inc.	67,027	6,110,852
Novo Nordisk A/S, B Shares	5,971	662,198
Pfizer, Inc.	130,057	6,818,889
Relmada Therapeutics, Inc. (A)	2,300	43,677
Roche Holding AG	5,461	1,825,611
Royalty Pharma PLC, Class A	30,049	1,263,260
Theseus Pharmaceuticals, Inc. (A)	20,251	111,988
Tricida, Inc. (A)	2,722	26,349
Zoetis, Inc.	6,780	1,165,414
		45,121,976
		260,522,191
Industrials – 0.3%
Industrial conglomerates – 0.3%
General Electric Company	12,242	779,448
Information technology – 0.1%
Electronic equipment, instruments and components – 0.1%
Shimadzu Corp.	6,700	212,360
Materials – 0.1%
Chemicals – 0.1%
Ginkgo Bioworks Holdings, Inc. (A)	78,858	187,682
TOTAL COMMON STOCKS (Cost $215,402,508)		$262,409,410
PREFERRED SECURITIES – 0.5%
Health care – 0.5%
Health care equipment and supplies – 0.5%
Sartorius AG	3,895	1,367,023
TOTAL PREFERRED SECURITIES (Cost $668,525)		$1,367,023
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	4,502	3,851
Sema4 Holdings Corp. (Expiration Date: 9-24-27; Strike Price: $11.50) (A)	4,862	1,580
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	1,558
TOTAL WARRANTS (Cost $29,139)		$6,989
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (D)	503,177	503,177
T. Rowe Price Government Reserve Fund, 0.6654% (D)	113,601	113,601
TOTAL SHORT-TERM INVESTMENTS (Cost $616,778)		$616,778
Total Investments (Health Sciences Trust) (Cost $216,716,950) – 99.6%		$264,400,200
Other assets and liabilities, net – 0.4%		993,860
TOTAL NET ASSETS – 100.0%		$265,394,060
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.2%
Australia - 4.8%
Ampol, Ltd.	8,214	$193,871
APA Group	40,668	316,713
Aristocrat Leisure, Ltd.	20,772	494,084
ASX, Ltd.	6,673	377,189
Aurizon Holdings, Ltd.	63,445	166,862
Australia & New Zealand Banking Group, Ltd.	97,167	1,479,923
BHP Group, Ltd.	174,488	4,996,224
BlueScope Steel, Ltd.	18,252	201,112
Brambles, Ltd.	49,445	365,611
Cochlear, Ltd.	2,361	324,148
Coles Group, Ltd.	45,978	565,822
Commonwealth Bank of Australia	58,842	3,676,246
Computershare, Ltd.	18,728	319,372
CSL, Ltd.	16,501	3,063,821
Dexus	39,487	242,824
Domino's Pizza Enterprises, Ltd.	2,429	114,177
Endeavour Group, Ltd.	46,231	241,857
Evolution Mining, Ltd.	63,178	103,230
Fortescue Metals Group, Ltd.	58,369	701,873
Goodman Group	57,954	715,601
IDP Education, Ltd.	7,195	117,819
Insurance Australia Group, Ltd.	88,042	265,495
Lendlease Corp., Ltd.	25,385	159,899
Macquarie Group, Ltd.	12,452	1,417,735
Medibank Private, Ltd.	99,625	224,074
Mineral Resources, Ltd.	5,861	196,711
Mirvac Group	141,329	193,182
MMG, Ltd. (A)	148,000	54,952
National Australia Bank, Ltd.	112,790	2,138,820
Newcrest Mining, Ltd.	30,415	433,299
Northern Star Resources, Ltd.	39,419	184,903
Orica, Ltd.	15,709	171,867
Origin Energy, Ltd.	60,705	240,972
Qantas Airways, Ltd. (A)	31,854	98,583
QBE Insurance Group, Ltd.	50,892	427,639
Ramsay Health Care, Ltd.	6,659	337,282
REA Group, Ltd.	1,952	150,735
Reece, Ltd.	11,689	111,032
Rio Tinto, Ltd.	12,795	912,781
Santos, Ltd.	110,903	562,299
Scentre Group	178,901	321,226
SEEK, Ltd.	11,910	172,765
Sonic Healthcare, Ltd.	16,282	371,120
South32, Ltd.	112,851	305,791
South32, Ltd. (London Stock Exchange)	48,980	131,202
Stockland	87,409	218,241
Suncorp Group, Ltd.	43,519	331,865
Telstra Corp., Ltd.	142,830	379,896
The GPT Group	71,628	209,346
The Lottery Corp, Ltd. (A)	82,609	257,734
Transurban Group	105,808	1,052,717
Treasury Wine Estates, Ltd.	26,341	206,572
Vicinity Centres	148,057	188,086
Washington H. Soul Pattinson & Company, Ltd.	7,463	121,541
Wesfarmers, Ltd.	39,081	1,130,379
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Westpac Banking Corp.	119,614	$1,613,463
WiseTech Global, Ltd.	5,291	138,742
Woodside Energy Group, Ltd.	64,951	1,427,527
Woolworths Group, Ltd.	41,774	1,026,067
		36,664,919
Austria - 0.1%
Erste Group Bank AG	11,747	298,508
OMV AG	5,543	260,693
Verbund AG	2,442	240,046
voestalpine AG	4,357	93,119
		892,366
Belgium - 0.5%
Ageas SA/NV	6,383	281,444
Anheuser-Busch InBev SA/NV	29,951	1,612,927
D'ieteren Group	850	124,904
Elia Group SA/NV	1,148	163,040
Groupe Bruxelles Lambert SA	3,809	319,308
KBC Group NV	8,597	483,678
Proximus SADP	5,996	88,500
Sofina SA	537	110,076
Solvay SA	2,881	234,705
UCB SA	4,152	351,839
Umicore SA	7,155	250,813
Warehouses De Pauw CVA	5,082	160,359
		4,181,593
Brazil - 1.0%
Ambev SA	172,330	441,243
Americanas SA	22,046	56,574
Atacadao SA	13,900	44,275
B3 SA - Brasil Bolsa Balcao	221,721	464,333
Banco Bradesco SA	51,325	141,026
Banco BTG Pactual SA	37,204	158,599
Banco do Brasil SA	28,713	183,137
Banco Santander Brasil SA	14,000	77,070
BB Seguridade Participacoes SA	24,400	121,034
BRF SA (A)	26,314	68,331
CCR SA	40,100	96,008
Centrais Eletricas Brasileiras SA	20,247	178,737
Centrais Eletricas Brasileiras SA, ADR (B)	1,429	12,704
Cia Brasileira de Distribuicao, ADR	628	1,947
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	90,811
Cia Siderurgica Nacional SA, ADR (B)	11,800	34,574
Cosan SA	40,344	140,301
CPFL Energia SA	7,900	46,614
Energisa SA	6,100	47,031
Engie Brasil Energia SA	7,275	57,411
Equatorial Energia SA	34,400	150,130
Hapvida Participacoes e Investimentos S/A (C)	158,579	165,747
Hypera SA	14,108	102,546
Inter & Company, Inc., BDR	1,501	4,000
JBS SA	34,073	205,670
Klabin SA	24,000	92,635
Localiza Rent a Car SA	20,227	202,562
Lojas Renner SA	32,186	139,114
Magazine Luiza SA	94,607	42,301
Natura & Company Holding SA	26,929	69,053
Petro Rio SA (A)	24,100	101,264
Petroleo Brasileiro SA	133,229	777,463
Raia Drogasil SA	35,900	131,707
Rede D'Or Sao Luiz SA (C)	13,400	74,202
Rumo SA	45,451	138,695
Sendas Distribuidora SA	24,690	67,322

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Suzano SA	22,263	$211,380
Suzano SA, ADR (B)	3,164	29,995
Telefonica Brasil SA	9,652	86,792
Telefonica Brasil SA, ADR	6,017	54,514
TIM SA	28,020	68,317
TOTVS SA	17,746	78,872
Ultrapar Participacoes SA	25,400	59,745
Vale SA	136,650	1,999,049
Vibra Energia SA	44,000	140,489
WEG SA	56,116	283,612
		7,938,936
Canada - 8.0%
Agnico Eagle Mines, Ltd.	15,723	719,701
Air Canada (A)	7,300	90,966
Algonquin Power & Utilities Corp. (B)	25,575	343,729
Alimentation Couche-Tard, Inc.	29,900	1,166,314
AltaGas, Ltd.	11,500	242,651
ARC Resources, Ltd.	23,500	296,306
Bank of Montreal	22,730	2,185,767
Barrick Gold Corp.	41,577	735,156
Barrick Gold Corp. (London Stock Exchange)	20,657	380,314
BCE, Inc.	2,924	143,724
BlackBerry, Ltd. (A)	21,000	113,223
Brookfield Asset Management, Inc., Class A	49,072	2,182,926
BRP, Inc.	1,300	80,008
CAE, Inc. (A)	12,000	295,712
Cameco Corp.	15,100	317,438
Canadian Apartment Properties REIT	3,400	118,387
Canadian Imperial Bank of Commerce	31,400	1,524,871
Canadian National Railway Company	20,300	2,283,435
Canadian Natural Resources, Ltd.	40,060	2,152,696
Canadian Pacific Railway, Ltd.	32,300	2,256,132
Canadian Tire Corp., Ltd., Class A	2,100	264,947
Canadian Utilities, Ltd., Class A	4,600	137,192
CCL Industries, Inc., Class B	5,400	255,233
Cenovus Energy, Inc.	47,759	908,653
CGI, Inc. (A)	7,900	629,324
Constellation Software, Inc.	700	1,039,162
Dollarama, Inc.	10,700	616,131
Emera, Inc.	9,500	445,036
Empire Company, Ltd., Class A	6,200	190,980
Enbridge, Inc.	69,000	2,913,953
Fairfax Financial Holdings, Ltd.	919	486,987
First Quantum Minerals, Ltd.	20,054	380,453
FirstService Corp.	1,500	181,953
Fortis, Inc. (B)	16,214	766,487
Franco-Nevada Corp.	6,553	861,990
George Weston, Ltd.	2,799	326,978
GFL Environmental, Inc.	6,400	164,873
Gildan Activewear, Inc.	7,300	210,119
Great-West Lifeco, Inc.	9,900	241,732
Hydro One, Ltd. (C)	11,900	319,965
iA Financial Corp., Inc.	4,100	203,917
IGM Financial, Inc.	3,000	80,407
Imperial Oil, Ltd.	8,630	406,828
Intact Financial Corp.	6,200	874,512
Ivanhoe Mines, Ltd., Class A (A)	23,800	137,009
Keyera Corp.	8,500	194,142
Kinross Gold Corp.	45,229	160,930
Lightspeed Commerce, Inc. (A)	4,400	98,104
Loblaw Companies, Ltd.	6,140	553,754
Lundin Mining Corp.	26,000	164,823
Magna International, Inc.	10,400	571,063
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Manulife Financial Corp. (D)	68,000	$1,179,117
Metro, Inc.	9,057	486,131
National Bank of Canada	11,500	754,665
Northland Power, Inc.	8,100	241,137
Nutrien, Ltd.	18,790	1,496,398
Nuvei Corp. (A)	2,600	93,965
Onex Corp.	2,700	134,455
Open Text Corp.	9,700	366,915
Pan American Silver Corp. (B)	7,300	143,425
Parkland Corp.	5,416	147,097
Pembina Pipeline Corp.	18,698	660,938
Power Corp. of Canada	20,512	527,779
Quebecor, Inc., Class B (B)	6,400	136,781
Restaurant Brands International, Inc.	10,546	529,021
RioCan Real Estate Investment Trust	6,300	97,985
Ritchie Brothers Auctioneers, Inc.	4,300	279,774
Rogers Communications, Inc., Class B	12,100	579,807
Royal Bank of Canada	48,600	4,705,954
Saputo, Inc. (B)	9,100	198,444
Shaw Communications, Inc., Class B	16,926	498,759
Shopify, Inc., Class A (A)	39,000	1,218,599
Sun Life Financial, Inc.	20,600	943,900
Suncor Energy, Inc.	48,935	1,716,831
TC Energy Corp.	34,197	1,771,485
Teck Resources, Ltd., Class B	16,161	494,171
TELUS Corp. (B)	16,945	377,419
TFI International, Inc. (B)	3,200	256,880
The Bank of Nova Scotia (B)	41,400	2,450,165
The Toronto-Dominion Bank	62,072	4,070,461
Thomson Reuters Corp.	5,854	610,277
TMX Group, Ltd.	2,000	203,543
Toromont Industries, Ltd.	3,200	258,745
Tourmaline Oil Corp.	10,700	556,363
West Fraser Timber Company, Ltd.	2,100	161,138
Wheaton Precious Metals Corp.	15,335	552,546
WSP Global, Inc.	4,300	486,189
		61,804,352
Chile - 0.1%
Antofagasta PLC	15,127	213,608
Banco Santander Chile, ADR	5,508	89,725
Cencosud SA	61,383	78,129
Enel Americas SA, ADR	14,968	68,104
Enel Chile SA, ADR	18,222	20,226
Sociedad Quimica y Minera de Chile SA, ADR	4,430	370,038
		839,830
China - 9.1%
360 DigiTech, Inc., ADR	2,900	50,170
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	14,964
3SBio, Inc. (C)	40,500	32,271
AAC Technologies Holdings, Inc. (B)	27,342	63,173
AECC Aviation Power Company, Ltd., Class A	3,600	24,478
Agricultural Bank of China, Ltd., Class A (A)	165,700	74,798
Agricultural Bank of China, Ltd., H Shares	1,000,000	378,056
Aier Eye Hospital Group Company, Ltd., Class A (A)	11,596	77,712
Air China, Ltd., H Shares (A)	84,534	73,672
Airtac International Group (A)	4,185	139,686
Alibaba Group Holding, Ltd. (A)	489,200	6,978,629
Alibaba Group Holding, Ltd., ADR (A)	3,828	435,167

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
A-Living Smart City Services Company, Ltd. (C)	15,500	$24,952
Aluminum Corp. of China, Ltd., A Shares (A)	29,100	20,657
Aluminum Corp. of China, Ltd., H Shares	131,220	49,326
Anhui Conch Cement Company, Ltd., Class A	8,900	46,991
Anhui Conch Cement Company, Ltd., H Shares	44,290	192,215
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	56,214
Anhui Gujing Distillery Company, Ltd., Class A	900	33,626
ANTA Sports Products, Ltd.	41,600	511,945
Autohome, Inc., ADR	2,600	102,258
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	10,351
AviChina Industry & Technology Company, Ltd., H Shares	72,000	41,159
Baidu, Inc., ADR (A)	10,000	1,487,300
Bank of Beijing Company, Ltd., Class A	47,000	31,908
Bank of China, Ltd., Class A (A)	78,100	38,057
Bank of China, Ltd., H Shares	2,720,563	1,087,059
Bank of Communications Company, Ltd., Class A	87,300	65,008
Bank of Communications Company, Ltd., H Shares	292,527	202,765
Bank of Hangzhou Company, Ltd., Class A (A)	11,400	25,546
Bank of Jiangsu Company, Ltd., Class A	33,410	35,589
Bank of Nanjing Company, Ltd., Class A	13,600	21,200
Bank of Ningbo Company, Ltd., Class A	13,750	73,714
Bank of Shanghai Company, Ltd., Class A	31,610	30,963
Baoshan Iron & Steel Company, Ltd., Class A	41,300	37,190
Beijing Capital International Airport Company, Ltd., H Shares (A)	52,789	36,023
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	6,828
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	10,041
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	84,100	63,143
Bilibili, Inc., ADR (A)(B)	5,800	148,480
BOE Technology Group Company, Ltd., Class A	75,300	44,361
BYD Company, Ltd., Class A	4,000	199,865
BYD Company, Ltd., H Shares	28,105	1,132,898
BYD Electronic International Company, Ltd.	22,500	71,209
CanSino Biologics, Inc., Class A (A)	254	7,557
CanSino Biologics, Inc., H Shares (A)(B)(C)	2,400	24,629
CGN Power Company, Ltd., H Shares (C)	317,000	76,790
Changchun High & New Technology Industry Group, Inc., Class A	800	27,964
China Cinda Asset Management Company, Ltd., H Shares	304,800	47,829
China CITIC Bank Corp., Ltd., H Shares	310,800	139,212
China Coal Energy Company, Ltd., H Shares	70,000	59,150
China Communications Services Corp., Ltd., H Shares	129,600	57,010
China Conch Venture Holdings, Ltd.	57,900	126,290
China Construction Bank Corp., Class A	15,400	13,954
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Construction Bank Corp., H Shares	3,285,914	$2,215,532
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	12,984
China Everbright Bank Company, Ltd., Class A	88,600	39,885
China Everbright Bank Company, Ltd., H Shares	120,000	38,891
China Evergrande Group (A)	65,959	8,707
China Feihe, Ltd. (C)	119,000	137,022
China Galaxy Securities Company, Ltd., H Shares	129,500	74,917
China Greatwall Technology Group Company, Ltd., Class A	6,500	10,531
China Hongqiao Group, Ltd.	78,000	87,870
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (C)	52,000	111,032
China Lesso Group Holdings, Ltd.	36,000	54,493
China Life Insurance Company, Ltd., Class A	4,500	20,938
China Life Insurance Company, Ltd., H Shares	248,624	434,034
China Literature, Ltd. (A)(C)	14,000	67,815
China Longyuan Power Group Corp., Ltd., H Shares	114,000	220,928
China Medical System Holdings, Ltd.	48,300	75,300
China Meidong Auto Holdings, Ltd.	18,000	57,199
China Merchants Bank Company, Ltd., Class A	45,900	290,273
China Merchants Bank Company, Ltd., H Shares	131,823	890,389
China Merchants Securities Company, Ltd., Class A	16,510	35,602
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	35,375
China Minsheng Banking Corp., Ltd., Class A	78,880	43,864
China Minsheng Banking Corp., Ltd., H Shares	194,496	69,437
China National Building Material Company, Ltd., H Shares	138,000	147,820
China National Nuclear Power Company, Ltd., Class A	20,900	21,458
China Oilfield Services, Ltd., H Shares	56,000	54,682
China Pacific Insurance Group Company, Ltd., Class A (A)	14,000	49,346
China Pacific Insurance Group Company, Ltd., H Shares	94,100	231,110
China Petroleum & Chemical Corp., Class A	56,700	34,528
China Petroleum & Chemical Corp., H Shares	873,361	393,536
China Railway Group, Ltd., Class A	30,000	27,547
China Railway Group, Ltd., H Shares	126,000	77,999
China Resources Mixc Lifestyle Services, Ltd. (C)	23,400	116,249
China Shenhua Energy Company, Ltd., Class A	9,800	48,718
China Shenhua Energy Company, Ltd., H Shares	113,500	325,550
China Southern Airlines Company, Ltd., Class A (A)	13,800	15,105
China Southern Airlines Company, Ltd., H Shares (A)	64,000	37,109

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China State Construction Engineering Corp., Ltd., Class A	93,340	$74,182
China Suntien Green Energy Corp., Ltd., H Shares	60,000	30,563
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	55,219
China Tourism Group Duty Free Corp., Ltd., Class A (A)	4,300	149,910
China Tower Corp., Ltd., H Shares (C)	1,496,000	192,763
China Vanke Company, Ltd., Class A	21,600	66,162
China Vanke Company, Ltd., H Shares	56,900	143,262
China Yangtze Power Company, Ltd., Class A	48,900	168,999
Chinasoft International, Ltd. (A)	86,000	88,260
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,100	51,485
CIFI Ever Sunshine Services Group, Ltd.	22,000	28,202
CIFI Holdings Group Company, Ltd.	145,767	73,478
CITIC Securities Company, Ltd., Class A	25,185	81,774
CITIC Securities Company, Ltd., H Shares	86,825	194,625
CITIC, Ltd.	207,967	212,005
CMOC Group, Ltd., Class A	28,400	24,303
CMOC Group, Ltd., H Shares	129,000	72,035
Contemporary Amperex Technology Company, Ltd., Class A	4,900	392,551
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	54,140
COSCO SHIPPING Holdings Company, Ltd., H Shares	119,600	167,876
Country Garden Holdings Company, Ltd.	270,117	168,575
Country Garden Services Holdings Company, Ltd.	69,000	309,663
CRRC Corp., Ltd., H Shares	145,000	54,046
CSC Financial Company, Ltd., Class A	6,200	26,859
CSPC Pharmaceutical Group, Ltd.	303,120	302,976
Dali Foods Group Company, Ltd. (C)	73,000	38,827
Daqo New Energy Corp., ADR (A)	2,500	178,450
Dongfeng Motor Group Company, Ltd., H Shares	91,220	69,446
Dongyue Group, Ltd.	49,000	61,469
East Money Information Company, Ltd., Class A	25,747	98,065
Ecovacs Robotics Company, Ltd., Class A	2,300	41,996
ENN Energy Holdings, Ltd.	26,600	439,664
Eve Energy Company, Ltd., Class A (A)	4,181	61,248
Everbright Securities Company, Ltd., Class A	8,700	20,520
Flat Glass Group Company, Ltd., H Shares (A)	23,000	80,968
Focus Media Information Technology Company, Ltd., Class A	32,700	32,956
Foshan Haitian Flavouring & Food Company, Ltd., Class A	8,580	116,130
Fosun International, Ltd.	85,000	78,520
Founder Securities Company, Ltd., Class A	13,200	13,255
Foxconn Industrial Internet Company, Ltd., Class A	6,400	9,422
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	28,099
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	20,800	105,226
Ganfeng Lithium Company, Ltd., Class A	2,400	53,514
Ganfeng Lithium Company, Ltd., H Shares (B)(C)	12,040	132,700
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
GCL System Integration Technology Company, Ltd., Class A (A)	60,900	$33,902
GDS Holdings, Ltd., ADR (A)	3,400	113,526
Gemdale Corp., Class A	7,300	14,675
Genscript Biotech Corp. (A)	40,000	145,453
GF Securities Company, Ltd., Class A	13,200	36,989
GF Securities Company, Ltd., H Shares	47,800	63,333
Gigadevice Semiconductor Beijing, Inc., Class A	1,372	29,294
GoerTek, Inc., Class A	5,200	26,119
Great Wall Motor Company, Ltd., H Shares	104,500	216,441
Greentown China Holdings, Ltd.	29,000	60,298
Greentown Service Group Company, Ltd.	48,000	54,331
Guangdong Haid Group Company, Ltd., Class A	3,500	31,406
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	97,315
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	10,853
Guosen Securities Company, Ltd., Class A	6,600	9,462
Guotai Junan Securities Company, Ltd., Class A	16,700	38,015
Haidilao International Holding, Ltd. (A)(B)(C)	38,000	88,973
Haier Smart Home Company, Ltd., Class A	13,600	55,932
Haier Smart Home Company, Ltd., H Shares	83,800	311,900
Haitian International Holdings, Ltd.	21,000	53,718
Haitong Securities Company, Ltd., Class A	18,000	26,439
Haitong Securities Company, Ltd., H Shares	113,200	83,330
Hangzhou First Applied Material Company, Ltd., Class A	3,920	38,513
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	2,600	20,283
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	29,134
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	4,100	47,550
Hansoh Pharmaceutical Group Company, Ltd. (C)	40,000	80,998
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	19,283
Hengan International Group Company, Ltd.	25,000	117,676
Hengli Petrochemical Company, Ltd., Class A	9,500	31,622
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	12,968
Hua Hong Semiconductor, Ltd. (A)(C)	17,000	61,708
Huadong Medicine Company, Ltd., Class A	2,800	18,942
Hualan Biological Engineering, Inc., Class A	4,030	13,761
Huaneng Power International, Inc., H Shares	149,436	74,401
Huatai Securities Company, Ltd., Class A	16,400	34,894
Huatai Securities Company, Ltd., H Shares (C)	48,800	72,589
Huaxia Bank Company, Ltd., Class A	28,500	22,207
Huayu Automotive Systems Company, Ltd., Class A	5,100	17,550
Huazhu Group, Ltd., ADR	6,700	255,270
Hundsun Technologies, Inc., Class A	2,366	15,432

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hygeia Healthcare Holdings Company, Ltd. (A)(C)	11,400	$76,020
Iflytek Company, Ltd., Class A	9,600	59,278
Industrial & Commercial Bank of China, Ltd., Class A	120,000	85,564
Industrial & Commercial Bank of China, Ltd., H Shares	1,927,735	1,150,181
Industrial Bank Company, Ltd., Class A	46,200	137,695
Industrial Securities Company, Ltd., Class A	14,900	15,735
Ingenic Semiconductor Company, Ltd., Class A	2,800	44,641
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	48,800	17,161
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	79,227
Inner Mongolia Yitai Coal Company, Ltd., Class B (A)	36,400	59,656
Innovent Biologics, Inc. (A)(C)	33,000	147,644
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	12,883
iQIYI, Inc., ADR (A)(B)	12,000	50,400
JA Solar Technology Company, Ltd., Class A	4,480	52,926
JD Health International, Inc. (A)(C)	38,200	302,388
JD.com, Inc., Class A	68,673	2,212,853
Jiangsu Expressway Company, Ltd., H Shares	41,145	41,507
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	27,326
Jiangsu Hengrui Medicine Company, Ltd., Class A	14,198	78,802
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	21,362
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	93,243
Jiangxi Copper Company, Ltd., H Shares	39,075	53,433
Jinxin Fertility Group, Ltd. (C)	44,000	40,580
Jiumaojiu International Holdings, Ltd. (C)	22,000	58,599
Kanzhun, Ltd., ADR (A)	2,900	76,212
KE Holdings, Inc., ADR (A)	11,800	211,810
Kingdee International Software Group Company, Ltd. (A)	89,000	209,685
Kingsoft Corp., Ltd.	32,800	128,162
Kuaishou Technology (A)(C)	59,600	669,825
Kweichow Moutai Company, Ltd., Class A	2,500	764,631
Lenovo Group, Ltd.	257,436	241,915
Lens Technology Company, Ltd., Class A	7,300	12,121
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	11,110
Li Auto, Inc., ADR (A)	19,000	727,890
Li Ning Company, Ltd.	80,500	749,543
Lingyi iTech Guangdong Company, Class A (A)	12,700	9,544
Logan Group Company, Ltd. (E)	48,000	10,002
Longfor Group Holdings, Ltd. (C)	60,100	285,844
LONGi Green Energy Technology Company, Ltd., Class A	15,064	150,665
Lufax Holding, Ltd., ADR	28,800	172,800
Luxshare Precision Industry Company, Ltd., Class A	15,495	78,363
Luzhou Laojiao Company, Ltd., Class A	3,300	121,802
Mango Excellent Media Company, Ltd., Class A	3,300	16,513
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Maxscend Microelectronics Company, Ltd., Class A	1,440	$29,126
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	6,912
Meituan, Class B (A)(C)	139,900	3,491,105
Metallurgical Corp. of China, Ltd., Class A	28,700	15,006
Microport Scientific Corp. (A)	25,019	72,655
Ming Yuan Cloud Group Holdings, Ltd.	24,000	38,687
Minth Group, Ltd.	26,000	71,237
Muyuan Foods Company, Ltd., Class A	9,282	76,851
NARI Technology Company, Ltd., Class A	14,832	60,017
NAURA Technology Group Company, Ltd., Class A	1,100	45,725
NetEase, Inc.	71,000	1,337,605
New China Life Insurance Company, Ltd., Class A	4,600	22,174
New China Life Insurance Company, Ltd., H Shares	29,500	83,021
New Hope Liuhe Company, Ltd., Class A (A)	6,800	15,575
New Oriental Education & Technology Group, Inc., ADR (A)	5,100	103,836
NIO, Inc., ADR (A)	49,200	1,068,624
Nongfu Spring Company, Ltd., H Shares (B)(C)	58,600	338,154
Orient Securities Company, Ltd., Class A	12,288	18,799
Perfect World Company, Ltd., Class A	4,350	9,360
PetroChina Company, Ltd., Class A	36,000	28,380
PetroChina Company, Ltd., H Shares	712,261	334,055
Pharmaron Beijing Company, Ltd., H Shares (C)	6,300	63,280
PICC Property & Casualty Company, Ltd., H Shares	252,363	263,166
Pinduoduo, Inc., ADR (A)	15,900	982,620
Ping An Bank Company, Ltd., Class A (A)	38,200	85,727
Ping An Healthcare and Technology Company, Ltd. (A)(C)	17,400	51,769
Ping An Insurance Group Company of China, Ltd., Class A	24,100	168,547
Ping An Insurance Group Company of China, Ltd., H Shares	224,790	1,547,285
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	69,215
Pop Mart International Group, Ltd. (C)	19,200	93,159
Postal Savings Bank of China Company, Ltd., H Shares (B)(C)	331,000	263,780
Power Construction Corp. of China, Ltd., Class A	20,500	24,141
Raytron Technology Company, Ltd., Class A	2,601	15,446
RLX Technology, Inc., ADR (A)	24,900	53,037
Rongsheng Petrochemical Company, Ltd., Class A	13,950	32,131
SAIC Motor Corp., Ltd., Class A	17,300	46,128
Sangfor Technologies, Inc., Class A	700	10,878
Sany Heavy Equipment International Holdings Company, Ltd.	38,000	40,165
Sany Heavy Industry Company, Ltd., Class A	18,600	53,080
SDIC Power Holdings Company, Ltd., Class A	10,900	17,104
Seazen Group, Ltd. (A)	67,047	33,229
Seazen Holdings Company, Ltd., Class A	5,000	19,016
SF Holding Company, Ltd., Class A	10,100	84,354

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shaanxi Coal Industry Company, Ltd., Class A	13,400	$42,355
Shandong Gold Mining Company, Ltd., Class A	5,880	16,189
Shandong Gold Mining Company, Ltd., H Shares (C)	21,500	37,335
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	93,434
Shanghai Baosight Software Company, Ltd., Class B (A)	17,600	74,359
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	21,078
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	65,097
Shanghai International Airport Company, Ltd., Class A (A)	1,600	13,584
Shanghai International Port Group Company, Ltd., Class A	13,700	11,954
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	34,522
Shanghai M&G Stationery, Inc., Class A	2,000	16,778
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	51,638
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	78,240
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,960	95,301
Shengyi Technology Company, Ltd., Class A	5,100	12,973
Shennan Circuits Company, Ltd., Class A	1,120	15,722
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	23,238
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	54,754
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,240	15,149
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	117,226
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	12,824
Shenzhou International Group Holdings, Ltd.	28,300	345,419
Shimao Services Holdings, Ltd. (A)(C)	34,000	16,503
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	17,459
Silergy Corp.	3,000	242,578
Sinopharm Group Company, Ltd., H Shares	42,800	103,624
Sinotruk Hong Kong, Ltd.	24,500	34,482
Smoore International Holdings, Ltd. (C)	59,000	182,095
Songcheng Performance Development Company, Ltd., Class A	5,760	13,234
Sunac China Holdings, Ltd. (E)	87,000	45,702
Sungrow Power Supply Company, Ltd., Class A	3,000	44,171
Sunny Optical Technology Group Company, Ltd.	23,800	390,243
TAL Education Group, ADR (A)	12,800	62,336
TCL Technology Group Corp., Class A	21,800	15,635
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	6,600	58,153
Tencent Holdings, Ltd.	213,800	9,677,688
Tencent Music Entertainment Group, ADR (A)	25,200	126,504
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
The People's Insurance Company Group of China, Ltd., H Shares	265,000	$81,139
Thunder Software Technology Company, Ltd., Class A	900	17,606
Tingyi Cayman Islands Holding Corp.	76,000	130,611
Tongcheng Travel Holdings, Ltd. (A)	41,600	89,945
Tongwei Company, Ltd., Class A	6,200	55,603
Topsports International Holdings, Ltd. (C)	64,000	58,286
TravelSky Technology, Ltd., H Shares	31,000	60,448
Trip.com Group, Ltd., ADR (A)	18,900	518,805
Tsingtao Brewery Company, Ltd., H Shares	22,000	229,010
Unigroup Guoxin Microelectronics Company, Ltd., Class A (A)	1,200	34,061
Uni-President China Holdings, Ltd.	46,000	39,556
Unisplendour Corp., Ltd., Class A (A)	5,320	15,452
Vipshop Holdings, Ltd., ADR (A)	15,300	151,317
Walvax Biotechnology Company, Ltd., Class A	3,400	24,610
Wanhua Chemical Group Company, Ltd., Class A	7,000	101,643
Want Want China Holdings, Ltd.	163,000	142,147
Weibo Corp., ADR (A)	2,390	55,281
Weichai Power Company, Ltd., Class A	9,600	17,934
Weichai Power Company, Ltd., H Shares	64,720	103,073
Wens Foodstuffs Group Company, Ltd., Class A	14,160	45,090
Will Semiconductor Company, Ltd., Class A (A)	3,100	80,452
Wuliangye Yibin Company, Ltd., Class A	8,600	260,013
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	9,241
WuXi AppTec Company, Ltd., Class A	5,544	86,337
WuXi AppTec Company, Ltd., H Shares (C)	11,006	147,238
Wuxi Biologics Cayman, Inc. (A)(C)	128,500	1,190,607
Wuxi Shangji Automation Company, Ltd., Class A	1,540	35,991
Xiaomi Corp., Class B (A)(C)	522,200	913,678
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	7,700	17,074
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	22,200	41,652
Xinyi Solar Holdings, Ltd.	172,835	267,817
XPeng, Inc., ADR (A)	14,400	457,056
Xtep International Holdings, Ltd.	45,000	81,537
Yadea Group Holdings, Ltd. (C)	34,000	66,681
Yankuang Energy Group Company, Ltd., H Shares	49,990	156,385
Yihai International Holding, Ltd. (A)	16,000	57,720
Yonyou Network Technology Company, Ltd., Class A	5,200	16,923
Yum China Holdings, Inc.	15,400	746,900
Yunda Holding Company, Ltd., Class A	3,120	7,965
Yunnan Baiyao Group Company, Ltd., Class A	3,920	35,403
Yunnan Energy New Material Company, Ltd., Class A	1,800	67,483
Zai Lab, Ltd., ADR (A)	3,100	107,508
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A (A)	1,000	53,361
Zhaojin Mining Industry Company, Ltd., H Shares (A)	40,000	34,556
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	25,728

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	$11,800
Zhejiang Expressway Company, Ltd., H Shares (A)	49,718	45,826
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	47,308
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	26,347
Zhejiang NHU Company, Ltd., Class A	6,912	23,562
Zhejiang Supor Company, Ltd., Class A	1,200	10,108
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	24,300	79,363
Zhongsheng Group Holdings, Ltd.	20,000	141,311
Zhuzhou CRRC Times Electric Company, Ltd.	18,000	89,007
Zijin Mining Group Company, Ltd., Class A	27,800	38,738
Zijin Mining Group Company, Ltd., H Shares	193,469	235,430
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	13,187
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	44,800	23,979
ZTE Corp., Class A	7,600	29,069
ZTE Corp., H Shares	25,887	60,544
ZTO Express Cayman, Inc., ADR	15,400	422,730
		70,273,160
Colombia - 0.0%
Bancolombia SA, ADR	3,847	118,603
Ecopetrol SA, ADR	9,500	103,170
		221,773
Czech Republic - 0.1%
CEZ AS	6,817	307,597
Komercni banka AS	3,440	97,388
Moneta Money Bank AS (C)	17,731	64,485
		469,470
Denmark - 1.8%
A.P. Moller - Maersk A/S, Series A	118	273,873
A.P. Moller - Maersk A/S, Series B	207	485,953
Carlsberg A/S, Class B	3,694	472,103
Chr. Hansen Holding A/S	4,006	292,429
Coloplast A/S, B Shares	4,360	498,172
Danske Bank A/S	26,235	373,395
Demant A/S (A)	5,000	187,957
DSV A/S	6,560	922,450
Genmab A/S (A)	2,393	776,396
GN Store Nord A/S	4,761	167,955
Novo Nordisk A/S, B Shares	58,067	6,439,769
Novozymes A/S, B Shares	7,605	457,691
Orsted A/S (C)	6,916	728,420
Pandora A/S	3,738	237,484
ROCKWOOL A/S, B Shares	352	79,916
Tryg A/S	13,079	294,669
Vestas Wind Systems A/S	36,668	779,635
		13,468,267
Egypt - 0.0%
Commercial International Bank Egypt SAE	68,774	136,213
Finland - 0.8%
Elisa OYJ	5,862	330,016
Fortum OYJ	16,798	253,901
Kesko OYJ, B Shares	9,211	217,987
Kone OYJ, B Shares	11,833	565,563
Neste OYJ	14,709	654,274
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nokia OYJ	128,632	$596,219
Nokia OYJ (Euronext Paris Exchange) (B)	56,247	261,947
Nordea Bank ABP	1,569	13,875
Nordea Bank ABP (Nasdaq Stockholm Exchange)	108,931	962,245
Orion OYJ, Class B	3,379	151,226
Sampo OYJ, A Shares	17,039	744,627
Stora Enso OYJ, R Shares	20,482	324,541
UPM-Kymmene OYJ	19,972	612,410
Wartsila OYJ ABP	15,222	119,322
		5,808,153
France - 6.8%
Accor SA (A)	6,145	167,646
Aeroports de Paris (A)	1,190	151,702
Air Liquide SA	17,904	2,409,939
Airbus SE	20,253	1,980,952
Alstom SA	11,918	272,143
Amundi SA (C)	2,415	132,963
Arkema SA	1,999	178,816
AXA SA	66,380	1,516,228
BioMerieux	1,432	140,415
BNP Paribas SA	38,662	1,849,288
Bollore SE	32,561	151,792
Bouygues SA	8,158	251,786
Bureau Veritas SA (B)	10,297	264,923
Capgemini SE	5,786	997,858
Carrefour SA (B)	23,459	416,430
Cie de Saint-Gobain	18,075	781,010
Cie Generale des Etablissements Michelin SCA	23,852	651,424
Covivio	2,169	121,177
Credit Agricole SA (B)	45,282	417,455
Danone SA	22,299	1,248,798
Dassault Aviation SA	980	153,040
Dassault Systemes SE	24,046	890,689
Edenred	8,717	412,932
Eiffage SA	3,075	278,166
Electricite de France SA	17,250	141,689
Engie SA	66,203	766,565
EssilorLuxottica SA (B)	10,020	1,519,166
Eurazeo SE	1,666	103,499
Faurecia SE (A)	633	12,599
Gecina SA (B)	1,814	170,245
Getlink SE	16,925	300,172
Hermes International	1,082	1,217,719
Ipsen SA	1,496	141,647
Kering SA	2,569	1,331,331
Klepierre SA (A)	8,046	155,707
La Francaise des Jeux SAEM (C)	3,888	135,009
Legrand SA	9,699	720,139
L'Oreal SA	8,231	2,857,861
LVMH Moet Hennessy Louis Vuitton SE	9,580	5,871,396
Orange SA	72,639	855,951
Pernod Ricard SA	7,161	1,323,894
Publicis Groupe SA	8,401	413,167
Remy Cointreau SA	930	163,180
Renault SA (A)	7,048	177,934
Safran SA	11,681	1,163,030
Sanofi	39,156	3,948,745
Sartorius Stedim Biotech	1,029	324,669
Schneider Electric SE	17,968	2,140,996
Schneider Electric SE (Euronext London Exchange)	623	74,190
SEB SA	1,019	98,340
Societe Generale SA	29,342	648,746

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Sodexo SA	3,211	$227,129
Teleperformance	2,141	661,110
Thales SA	4,046	496,758
TotalEnergies SE	84,703	4,458,528
Ubisoft Entertainment SA (A)	3,643	160,669
Unibail-Rodamco-Westfield (A)	3,595	182,770
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	27,093	70,102
Valeo (B)	8,882	173,075
Veolia Environnement SA (B)	23,848	584,596
Vinci SA	18,446	1,655,748
Vivendi SE	29,108	297,045
Wendel SE	1,176	98,564
Worldline SA (A)(C)	8,877	331,108
		52,012,360
Germany - 4.5%
adidas AG	5,907	1,049,271
Allianz SE	14,190	2,720,381
BASF SE	31,532	1,379,602
Bayer AG	33,683	2,011,436
Bayerische Motoren Werke AG	11,277	874,204
Bechtle AG	3,255	133,698
Beiersdorf AG	3,796	389,537
Brenntag SE	5,855	383,377
Carl Zeiss Meditec AG, Bearer Shares	1,435	172,530
Commerzbank AG (A)	37,723	267,651
Continental AG	4,116	288,898
Covestro AG (C)	7,081	246,057
Daimler Truck Holding AG (A)	15,182	399,833
Delivery Hero SE (A)(B)(C)	6,014	226,884
Deutsche Bank AG	70,362	618,323
Deutsche Boerse AG	6,468	1,086,155
Deutsche Lufthansa AG (A)(B)	23,929	140,949
Deutsche Post AG	33,981	1,282,997
Deutsche Telekom AG	110,734	2,202,427
E.ON SE	76,314	642,801
Evonik Industries AG	8,081	173,307
Fresenius Medical Care AG & Company KGaA	6,818	341,591
Fresenius SE & Company KGaA	15,618	474,973
GEA Group AG	5,882	203,918
Hannover Rueck SE	1,990	290,252
HeidelbergCement AG	5,549	267,914
HelloFresh SE (A)	6,177	201,524
Henkel AG & Company KGaA	3,884	238,635
Infineon Technologies AG	44,694	1,087,210
KION Group AG	2,693	112,735
Knorr-Bremse AG	2,779	159,168
LEG Immobilien SE	2,555	212,632
Mercedes-Benz Group AG	27,413	1,592,109
Merck KGaA	4,683	794,340
MTU Aero Engines AG	1,991	364,736
Muenchener Rueckversicherungs-Gesellschaft AG	4,786	1,132,121
Nemetschek SE	2,010	122,282
Puma SE	3,943	261,605
Rational AG	207	120,679
Rheinmetall AG	1,488	343,379
RWE AG	21,783	805,671
SAP SE	35,971	3,278,787
Scout24 SE (C)	3,211	165,416
Siemens AG	26,349	2,708,596
Siemens Energy AG (B)	15,127	222,948
Siemens Healthineers AG (C)	10,330	526,691
Symrise AG	4,743	517,299
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Telefonica Deutschland Holding AG	44,170	$127,374
Uniper SE	3,706	55,383
United Internet AG	4,503	129,075
Volkswagen AG	1,264	231,167
Vonovia SE	23,879	738,831
Zalando SE (A)(C)	8,154	214,799
		34,734,158
Greece - 0.1%
Alpha Services and Holdings SA (A)	74,045	65,410
Eurobank Ergasias Services and Holdings SA (A)	85,715	76,891
FF Group (A)(E)	1,869	2,938
Hellenic Telecommunications Organization SA	8,503	148,504
JUMBO SA	5,651	82,273
Mytilineos SA	3,417	50,579
National Bank of Greece SA (A)	18,750	56,092
OPAP SA	9,360	134,629
Public Power Corp. SA (A)	6,989	38,732
		656,048
Hong Kong - 2.8%
AIA Group, Ltd.	413,200	4,514,859
Alibaba Health Information Technology, Ltd. (A)	162,000	112,554
Alibaba Pictures Group, Ltd. (A)	500,000	49,161
Beijing Enterprises Holdings, Ltd.	19,786	70,348
Beijing Enterprises Water Group, Ltd.	198,000	59,737
BOC Hong Kong Holdings, Ltd.	132,328	525,471
Bosideng International Holdings, Ltd.	108,000	67,097
Budweiser Brewing Company APAC, Ltd. (C)	67,400	202,247
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,746
China Everbright Environment Group, Ltd.	117,851	69,688
China Gas Holdings, Ltd.	104,200	161,314
China Jinmao Holdings Group, Ltd.	224,000	60,374
China Mengniu Dairy Company, Ltd. (A)	108,004	541,441
China Merchants Port Holdings Company, Ltd.	47,564	81,010
China Overseas Land & Investment, Ltd.	127,882	406,788
China Overseas Property Holdings, Ltd.	45,000	48,507
China Power International Development, Ltd.	185,000	117,553
China Resources Beer Holdings Company, Ltd.	55,979	418,330
China Resources Cement Holdings, Ltd.	88,000	59,288
China Resources Gas Group, Ltd.	30,000	139,843
China Resources Land, Ltd.	110,964	520,342
China Resources Power Holdings Company, Ltd.	68,244	140,962
China Ruyi Holdings, Ltd. (A)	156,000	57,316
China State Construction International Holdings, Ltd.	71,250	78,849
China Taiping Insurance Holdings Company, Ltd.	60,500	74,728
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	49,673
Chow Tai Fook Jewellery Group, Ltd. (A)	80,800	152,622
CK Asset Holdings, Ltd.	73,046	519,015
CK Hutchison Holdings, Ltd.	97,163	659,154
CK Infrastructure Holdings, Ltd.	24,772	152,173
CLP Holdings, Ltd.	59,400	493,631
COSCO SHIPPING Ports, Ltd.	63,353	44,803
ESR Group, Ltd. (A)(C)	75,200	203,916
Far East Horizon, Ltd.	66,000	55,440

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Futu Holdings, Ltd., ADR (A)(B)	1,700	$88,757
Galaxy Entertainment Group, Ltd.	80,000	479,246
Geely Automobile Holdings, Ltd.	206,000	471,812
Guangdong Investment, Ltd.	99,220	104,879
Hang Lung Properties, Ltd.	74,326	141,429
Hang Seng Bank, Ltd.	27,319	484,117
Henderson Land Development Company, Ltd.	55,324	207,928
HK Electric Investments, Ltd.	111,500	102,305
HKT Trust & HKT, Ltd.	145,233	195,054
Hong Kong & China Gas Company, Ltd.	404,091	436,101
Hong Kong Exchanges & Clearing, Ltd.	42,514	2,102,584
Hongkong Land Holdings, Ltd.	44,100	221,476
Hopson Development Holdings, Ltd.	26,620	40,578
HUTCHMED China, Ltd., ADR (A)(B)	3,800	48,032
Jardine Matheson Holdings, Ltd. (B)	7,900	415,097
Kingboard Holdings, Ltd.	22,500	85,326
Kingboard Laminates Holdings, Ltd.	36,500	45,103
Kunlun Energy Company, Ltd.	118,000	96,766
Link REIT	75,539	617,257
MTR Corp., Ltd.	57,605	302,008
New World Development Company, Ltd.	57,618	207,548
Nine Dragons Paper Holdings, Ltd.	55,000	46,630
Orient Overseas International, Ltd.	4,500	119,895
Power Assets Holdings, Ltd.	51,582	324,962
Shenzhen International Holdings, Ltd.	42,351	41,743
Shimao Group Holdings, Ltd. (E)	41,500	21,039
Sino Biopharmaceutical, Ltd.	346,500	220,937
Sino Land Company, Ltd.	130,333	192,460
SITC International Holdings Company, Ltd.	52,000	147,897
Sun Hung Kai Properties, Ltd.	49,630	587,622
Swire Pacific, Ltd., Class A	18,163	108,474
Swire Properties, Ltd.	43,628	108,618
Techtronic Industries Company, Ltd.	49,500	516,887
The Wharf Holdings, Ltd.	51,876	189,043
Vinda International Holdings, Ltd.	12,000	30,780
WH Group, Ltd. (C)	320,343	247,941
Wharf Real Estate Investment Company, Ltd.	62,876	300,247
Xinyi Glass Holdings, Ltd.	71,000	171,306
Yuexiu Property Company, Ltd.	48,800	62,709
		21,252,573
Hungary - 0.0%
MOL Hungarian Oil & Gas PLC	12,392	95,858
OTP Bank NYRT	7,225	162,098
Richter Gedeon NYRT	4,794	86,762
		344,718
India - 3.7%
ACC, Ltd.	2,508	67,768
Adani Enterprises, Ltd.	9,077	252,547
Adani Green Energy, Ltd. (A)	13,172	323,539
Adani Ports & Special Economic Zone, Ltd. (A)	16,979	144,354
Adani Power, Ltd. (A)	26,354	88,296
Adani Total Gas, Ltd. (A)	9,077	276,338
Adani Transmission, Ltd. (A)	9,077	285,520
Ambuja Cements, Ltd.	22,913	105,693
Apollo Hospitals Enterprise, Ltd.	3,469	161,665
Asian Paints, Ltd.	12,839	437,237
AU Small Finance Bank, Ltd. (A)(C)	5,380	40,438
Aurobindo Pharma, Ltd.	9,153	59,458
Avenue Supermarts, Ltd. (A)(C)	5,887	253,339
Axis Bank, Ltd.	80,176	647,494
Bajaj Auto, Ltd.	2,394	112,589
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bajaj Finance, Ltd.	9,199	$631,961
Bajaj Finserv, Ltd.	1,315	182,894
Balkrishna Industries, Ltd.	2,904	79,773
Bandhan Bank, Ltd. (C)	22,207	74,383
Berger Paints India, Ltd.	8,085	58,158
Bharat Electronics, Ltd.	40,525	119,827
Bharat Forge, Ltd.	9,316	76,703
Bharat Petroleum Corp., Ltd.	29,814	116,523
Bharti Airtel, Ltd. (A)	75,053	652,775
Biocon, Ltd.	14,021	54,815
Britannia Industries, Ltd.	3,618	158,115
Cholamandalam Investment and Finance Company, Ltd.	13,536	106,826
Cipla, Ltd.	18,101	209,939
Coal India, Ltd.	53,104	124,058
Colgate-Palmolive India, Ltd.	4,075	76,705
Container Corp. of India, Ltd.	9,153	68,893
Dabur India, Ltd.	21,327	134,154
Divi's Laboratories, Ltd.	4,431	204,218
DLF, Ltd.	20,605	82,061
Dr. Reddy's Laboratories, Ltd., ADR	3,708	205,386
Eicher Motors, Ltd.	4,712	166,789
GAIL India, Ltd., GDR	9,954	103,449
Godrej Consumer Products, Ltd. (A)	11,997	115,682
Godrej Properties, Ltd. (A)	4,161	62,407
Grasim Industries, Ltd.	8,313	139,046
Havells India, Ltd.	7,516	104,166
HCL Technologies, Ltd.	37,954	468,978
HDFC Life Insurance Company, Ltd. (C)	32,478	225,532
Hero MotoCorp, Ltd.	4,200	145,850
Hindalco Industries, Ltd.	56,656	243,638
Hindustan Petroleum Corp., Ltd.	20,412	56,174
Hindustan Unilever, Ltd.	27,831	785,357
Housing Development Finance Corp., Ltd.	58,802	1,614,305
ICICI Bank, Ltd.	94,927	851,611
ICICI Bank, Ltd., ADR	41,314	732,910
ICICI Lombard General Insurance Company, Ltd. (C)	8,559	120,896
ICICI Prudential Life Insurance Company, Ltd. (C)	11,948	73,829
Indian Oil Corp., Ltd.	97,346	91,759
Indian Railway Catering & Tourism Corp, Ltd.	7,983	58,580
Indraprastha Gas, Ltd.	10,515	47,639
Indus Towers, Ltd.	29,936	79,668
Info Edge India, Ltd.	2,660	128,101
Infosys, Ltd., ADR	113,913	2,108,530
InterGlobe Aviation, Ltd. (A)(C)	3,319	68,059
ITC, Ltd.	101,934	352,386
Jindal Steel & Power, Ltd.	13,940	57,861
JSW Steel, Ltd.	27,061	193,138
Jubilant Foodworks, Ltd.	12,635	82,399
Kotak Mahindra Bank, Ltd.	19,140	404,051
Larsen & Toubro Infotech, Ltd. (C)	1,748	88,315
Larsen & Toubro, Ltd.	23,070	456,677
Lupin, Ltd.	7,740	59,768
Mahindra & Mahindra, Ltd., GDR	28,458	389,428
Marico, Ltd.	17,795	108,147
Maruti Suzuki India, Ltd.	4,543	487,793
Mindtree, Ltd.	2,193	80,268
Mphasis, Ltd.	2,804	81,614
MRF, Ltd.	64	57,195
Muthoot Finance, Ltd.	4,018	49,901
Nestle India, Ltd.	1,140	250,492
NTPC, Ltd.	167,112	302,172

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Oil & Natural Gas Corp., Ltd.	90,136	$171,845
Page Industries, Ltd.	194	99,219
Petronet LNG, Ltd.	21,320	58,152
PI Industries, Ltd.	2,778	89,696
Pidilite Industries, Ltd.	5,254	139,183
Piramal Enterprises, Ltd.	4,426	93,659
Power Grid Corp. of India, Ltd.	108,193	290,421
Reliance Capital, Ltd., GDR (A)(C)	4,327	671
Reliance Industries, Ltd. (A)	19,318	636,234
Reliance Industries, Ltd., GDR (A)(C)	42,342	2,768,187
Samvardhana Motherson International, Ltd.	37,306	55,912
SBI Cards & Payment Services, Ltd.	7,827	75,901
SBI Life Insurance Company, Ltd. (C)	15,378	209,851
Shree Cement, Ltd.	373	89,608
Shriram Transport Finance Company, Ltd.	6,993	113,085
Siemens, Ltd.	2,378	71,995
SRF, Ltd.	4,927	140,837
State Bank of India, GDR	5,914	344,632
Sun Pharmaceutical Industries, Ltd.	32,788	345,511
Tata Consultancy Services, Ltd.	31,616	1,311,870
Tata Consumer Products, Ltd.	22,130	198,116
Tata Elxsi, Ltd.	1,170	120,571
Tata Motors, Ltd. (A)	19,116	99,458
Tata Motors, Ltd., ADR (A)(B)	7,109	183,910
Tata Steel, Ltd., GDR	23,852	260,787
Tech Mahindra, Ltd.	22,395	284,318
The Tata Power Company, Ltd.	47,830	122,889
Titan Company, Ltd.	12,240	300,066
Torrent Pharmaceuticals, Ltd.	1,767	63,892
Trent, Ltd.	6,052	83,560
UltraTech Cement, Ltd.	2,456	173,262
UltraTech Cement, Ltd., GDR	1,026	72,849
United Spirits, Ltd. (A)	10,125	97,826
UPL, Ltd.	17,118	137,712
Vedanta, Ltd.	25,335	71,786
Wipro, Ltd., ADR	51,326	272,541
Yes Bank, Ltd. (A)	334,558	53,731
Zomato, Ltd. (A)	52,192	35,909
		28,508,654
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	315,000	60,664
Adaro Minerals Indonesia Tbk PT (A)	279,300	29,625
Aneka Tambang Tbk	287,300	34,689
Astra International Tbk PT	679,000	302,608
Bank Central Asia Tbk PT	1,804,500	878,683
Bank Jago Tbk PT (A)	143,300	88,201
Bank Mandiri Persero Tbk PT	715,674	382,181
Bank Negara Indonesia Persero Tbk PT	276,500	146,058
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	663,018
Barito Pacific Tbk PT	1,273,500	64,615
Charoen Pokphand Indonesia Tbk PT	276,000	111,213
Gudang Garam Tbk PT	26,000	54,435
Indah Kiat Pulp & Paper Tbk PT	97,300	49,734
Indofood CBP Sukses Makmur Tbk PT	114,400	73,400
Indofood Sukses Makmur Tbk PT	147,500	69,866
Kalbe Farma Tbk PT	855,000	95,373
Merdeka Copper Gold Tbk PT (A)	511,905	137,101
Sarana Menara Nusantara Tbk PT	1,016,100	75,069
Semen Indonesia Persero Tbk PT	111,000	53,179
Sumber Alfaria Trijaya Tbk PT	567,500	77,807
Telkom Indonesia Persero Tbk PT	1,600,100	430,451
Telkom Indonesia Persero Tbk PT, ADR	358	9,680
Tower Bersama Infrastructure Tbk PT	379,100	74,957
Unilever Indonesia Tbk PT	332,500	106,612
United Tractors Tbk PT	55,279	105,573
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Vale Indonesia Tbk PT (A)	84,900	$32,309
		4,207,101
Ireland - 0.6%
AerCap Holdings NV (A)	4,600	188,324
CRH PLC	27,337	943,371
DCC PLC	3,819	237,605
Experian PLC	31,438	923,045
Flutter Entertainment PLC (A)	505	51,196
Flutter Entertainment PLC (London Stock Exchange) (A)	5,220	527,351
James Hardie Industries PLC, CHESS Depositary Interest	15,679	343,258
Kerry Group PLC, Class A (London Stock Exchange)	5,738	554,777
Kingspan Group PLC	5,492	332,070
Smurfit Kappa Group PLC	8,017	269,637
		4,370,634
Israel - 0.5%
Azrieli Group, Ltd.	1,424	100,253
Bank Hapoalim BM	40,928	343,682
Bank Leumi Le-Israel BM	54,437	486,995
Check Point Software Technologies, Ltd. (A)	4,016	489,068
CyberArk Software, Ltd. (A)	1,300	166,348
Elbit Systems, Ltd.	908	208,547
ICL Group, Ltd.	27,153	248,040
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A	41,515	217,390
Kornit Digital, Ltd. (A)	1,500	47,550
Mizrahi Tefahot Bank, Ltd.	5,543	184,530
Nice, Ltd. (A)	2,200	424,532
Teva Pharmaceutical Industries, Ltd. (A)	33,126	250,761
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	43,616
Tower Semiconductor, Ltd. (A)	3,727	173,842
Wix.com, Ltd. (A)	1,900	124,545
ZIM Integrated Shipping Services, Ltd.	2,900	136,967
		3,646,668
Italy - 1.2%
Amplifon SpA	4,902	150,711
Assicurazioni Generali SpA	40,288	643,514
Atlantia SpA	19,839	465,712
Davide Campari-Milano NV	19,587	206,638
DiaSorin SpA	1,028	135,193
Enel SpA	277,871	1,523,913
Eni SpA	90,999	1,079,313
Ferrari NV	4,565	840,136
FinecoBank Banca Fineco SpA	22,882	274,507
Infrastrutture Wireless Italiane SpA (C)	13,854	140,844
Intesa Sanpaolo SpA	593,427	1,110,586
Mediobanca Banca di Credito Finanziario SpA	23,836	206,722
Moncler SpA	7,601	327,498
Nexi SpA (A)(C)	17,962	149,165
Poste Italiane SpA (C)	21,903	204,936
Prysmian SpA	9,656	265,280
Recordati Industria Chimica e Farmaceutica SpA	4,564	199,033
Snam SpA	75,312	395,116
Telecom Italia SpA (A)	387,741	101,669
Terna - Rete Elettrica Nazionale	52,599	413,547
UniCredit SpA	76,982	735,670
		9,569,703

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan - 13.9%
Advantest Corp.	7,300	$392,570
Aeon Company, Ltd.	24,100	418,620
AGC, Inc. (B)	7,300	256,505
Aisin Corp.	4,600	142,374
Ajinomoto Company, Inc.	16,300	397,485
ANA Holdings, Inc. (A)	6,700	123,760
Asahi Group Holdings, Ltd.	16,700	549,186
Asahi Intecc Company, Ltd. (B)	8,900	134,754
Asahi Kasei Corp.	46,700	355,264
Astellas Pharma, Inc.	63,300	987,588
Azbil Corp.	4,200	110,731
Bandai Namco Holdings, Inc.	7,399	522,317
Bridgestone Corp.	19,300	703,666
Brother Industries, Ltd.	8,700	153,071
Canon, Inc. (B)	33,800	765,955
Capcom Company, Ltd.	6,000	145,956
Central Japan Railway Company	5,300	609,144
Chubu Electric Power Company, Inc.	22,000	221,527
Chugai Pharmaceutical Company, Ltd. (B)	22,700	580,677
Concordia Financial Group, Ltd.	39,100	135,761
CyberAgent, Inc.	14,400	144,267
Dai Nippon Printing Company, Ltd.	8,400	180,688
Daifuku Company, Ltd.	3,500	200,306
Dai-ichi Life Holdings, Inc.	34,000	628,843
Daiichi Sankyo Company, Ltd.	59,700	1,518,320
Daikin Industries, Ltd.	8,500	1,364,753
Daito Trust Construction Company, Ltd.	2,300	198,964
Daiwa House Industry Company, Ltd.	20,800	486,450
Daiwa House REIT Investment Corp.	78	177,287
Daiwa Securities Group, Inc.	54,400	243,583
Denso Corp.	14,700	775,902
Dentsu Group, Inc.	7,500	226,109
Disco Corp.	1,000	237,962
East Japan Railway Company	11,100	567,756
Eisai Company, Ltd.	8,800	372,065
ENEOS Holdings, Inc.	109,211	410,938
FANUC Corp.	6,500	1,018,805
Fast Retailing Company, Ltd.	2,000	1,050,554
Fuji Electric Company, Ltd.	4,600	190,182
FUJIFILM Holdings Corp.	12,200	655,524
Fujitsu, Ltd.	6,700	838,357
GLP J-REIT	165	202,201
GMO Payment Gateway, Inc.	1,500	106,846
Hakuhodo DY Holdings, Inc.	9,300	85,429
Hamamatsu Photonics KK	4,800	186,997
Hankyu Hanshin Holdings, Inc.	8,400	229,431
Hikari Tsushin, Inc.	800	82,241
Hirose Electric Company, Ltd.	1,223	162,391
Hitachi Construction Machinery Company, Ltd.	4,100	91,072
Hitachi Metals, Ltd. (A)	7,400	112,022
Hitachi, Ltd.	33,100	1,574,569
Honda Motor Company, Ltd.	55,800	1,345,399
Hoshizaki Corp.	3,800	113,263
Hoya Corp.	12,700	1,086,903
Hulic Company, Ltd.	15,600	120,998
Ibiden Company, Ltd.	3,600	101,990
Idemitsu Kosan Company, Ltd.	7,206	172,142
Iida Group Holdings Company, Ltd.	5,000	76,762
Inpex Corp. (B)	36,700	393,434
Isuzu Motors, Ltd.	22,400	247,775
Ito En, Ltd.	1,900	85,448
ITOCHU Corp.	40,600	1,095,306
Itochu Techno-Solutions Corp.	3,400	83,596
Japan Airlines Company, Ltd. (A)	6,200	106,526
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Exchange Group, Inc.	18,100	$262,353
Japan Metropolitan Fund Investment Corp.	259	201,806
Japan Post Bank Company, Ltd.	14,000	108,996
Japan Post Holdings Company, Ltd.	89,400	639,650
Japan Post Insurance Company, Ltd.	8,300	132,839
Japan Real Estate Investment Corp.	47	216,418
Japan Tobacco, Inc. (B)	43,600	755,535
JFE Holdings, Inc.	18,300	192,520
JSR Corp.	7,900	205,291
Kajima Corp.	16,500	189,199
Kakaku.com, Inc.	5,000	83,045
Kao Corp. (B)	17,300	701,506
KDDI Corp.	55,200	1,740,697
Keio Corp.	3,700	132,733
Keisei Electric Railway Company, Ltd.	4,800	132,538
Keyence Corp.	6,696	2,296,314
Kikkoman Corp.	5,200	276,728
Kintetsu Group Holdings Company, Ltd.	6,200	192,892
Kirin Holdings Company, Ltd. (B)	30,500	481,810
Kobayashi Pharmaceutical Company, Ltd.	1,800	111,476
Kobe Bussan Company, Ltd.	5,500	135,196
Koei Tecmo Holdings Company, Ltd.	1,950	63,230
Koito Manufacturing Company, Ltd.	3,500	111,167
Komatsu, Ltd.	32,000	712,550
Konami Holdings Corp.	3,700	204,986
Kose Corp. (B)	1,200	109,363
Kubota Corp. (B)	37,500	561,979
Kurita Water Industries, Ltd.	3,500	126,694
Kyocera Corp.	11,700	625,440
Kyowa Kirin Company, Ltd.	9,473	213,871
Lasertec Corp.	2,800	333,490
Lixil Corp.	9,000	169,160
M3, Inc.	16,200	466,317
Makita Corp.	7,800	193,335
Marubeni Corp.	57,400	514,969
Mazda Motor Corp.	20,300	165,698
McDonald's Holdings Company Japan, Ltd.	2,600	94,707
MEIJI Holdings Company, Ltd.	4,700	230,948
MINEBEA MITSUMI, Inc.	12,500	213,041
MISUMI Group, Inc.	9,800	206,971
Mitsubishi Chemical Holdings Corp.	46,900	254,839
Mitsubishi Corp.	44,800	1,334,197
Mitsubishi Electric Corp.	66,500	714,819
Mitsubishi Estate Company, Ltd.	41,300	598,575
Mitsubishi HC Capital, Inc.	27,500	126,923
Mitsubishi Heavy Industries, Ltd.	11,700	408,935
Mitsubishi UFJ Financial Group, Inc.	419,900	2,246,487
Mitsui & Company, Ltd.	47,700	1,048,185
Mitsui Chemicals, Inc.	6,800	145,040
Mitsui Fudosan Company, Ltd.	33,600	721,891
Mitsui OSK Lines, Ltd.	12,000	276,054
Mizuho Financial Group, Inc.	82,110	934,816
MonotaRO Company, Ltd.	9,000	134,223
MS&AD Insurance Group Holdings, Inc.	15,500	475,282
Murata Manufacturing Company, Ltd.	19,600	1,066,775
NEC Corp.	8,800	343,349
Nexon Company, Ltd.	18,600	381,947
NGK Insulators, Ltd.	9,000	121,252
Nidec Corp.	15,300	948,093
Nihon M&A Center Holdings, Inc.	10,400	110,866
Nintendo Company, Ltd.	3,800	1,634,215
Nippon Building Fund, Inc.	56	279,480
Nippon Express Holdings, Inc.	3,100	168,867
Nippon Paint Holdings Company, Ltd.	32,100	240,178

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Prologis REIT, Inc.	80	$197,037
Nippon Sanso Holdings Corp.	6,500	104,073
Nippon Shinyaku Company, Ltd.	1,700	103,769
Nippon Steel Corp.	31,700	443,645
Nippon Telegraph & Telephone Corp.	40,800	1,172,313
Nippon Yusen KK	6,000	411,390
Nissan Chemical Corp.	4,600	212,324
Nissan Motor Company, Ltd. (A)	86,400	338,395
Nisshin Seifun Group, Inc.	7,400	86,603
Nissin Foods Holdings Company, Ltd.	2,200	151,957
Nitori Holdings Company, Ltd.	2,800	266,456
Nitto Denko Corp.	5,400	349,264
Nomura Holdings, Inc.	109,800	398,915
Nomura Real Estate Holdings, Inc.	4,500	110,094
Nomura Real Estate Master Fund, Inc.	151	188,614
Nomura Research Institute, Ltd.	12,546	336,691
NTT Data Corp.	22,500	312,139
Obayashi Corp.	22,500	163,648
Obic Company, Ltd.	2,600	369,736
Odakyu Electric Railway Company, Ltd.	10,900	147,060
Oji Holdings Corp.	30,000	129,970
Olympus Corp.	42,200	855,191
Omron Corp.	6,900	351,187
Ono Pharmaceutical Company, Ltd.	14,000	359,650
Open House Group Company, Ltd.	2,700	107,475
Oracle Corp. Japan	1,500	87,353
Oriental Land Company, Ltd.	6,800	949,633
ORIX Corp.	41,400	693,858
Osaka Gas Company, Ltd.	13,800	264,480
Otsuka Corp.	3,800	113,091
Otsuka Holdings Company, Ltd.	13,600	485,475
Pan Pacific International Holdings Corp.	15,000	239,149
Panasonic Holdings Corp.	80,300	648,357
Persol Holdings Company, Ltd.	6,200	113,200
Rakuten Group, Inc.	29,700	134,292
Recruit Holdings Company, Ltd.	49,300	1,451,907
Renesas Electronics Corp. (A)	46,500	420,795
Resona Holdings, Inc.	78,000	291,760
Ricoh Company, Ltd.	24,000	187,372
Rohm Company, Ltd.	3,000	210,299
SBI Holdings, Inc.	9,513	185,880
SCSK Corp.	5,400	91,706
Secom Company, Ltd.	7,800	481,609
Seiko Epson Corp.	9,600	135,811
Sekisui Chemical Company, Ltd.	13,400	183,714
Sekisui House, Ltd.	21,400	375,685
Seven & i Holdings Company, Ltd.	25,700	997,170
SG Holdings Company, Ltd.	12,400	209,683
Sharp Corp.	7,400	57,240
Shimadzu Corp.	9,000	285,260
Shimano, Inc.	2,600	437,988
Shimizu Corp.	21,600	119,326
Shin-Etsu Chemical Company, Ltd.	12,800	1,438,861
Shionogi & Company, Ltd.	9,700	495,073
Shiseido Company, Ltd.	14,600	588,485
SMC Corp.	2,000	890,279
SoftBank Corp.	97,900	1,086,939
SoftBank Group Corp.	41,300	1,600,726
Sompo Holdings, Inc.	11,600	512,348
Sony Group Corp.	43,500	3,547,720
Square Enix Holdings Company, Ltd.	3,400	150,915
Subaru Corp.	23,000	406,834
SUMCO Corp. (B)	12,900	167,763
Sumitomo Chemical Company, Ltd.	56,000	219,167
Sumitomo Corp.	41,300	561,409
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Electric Industries, Ltd.	26,200	$289,524
Sumitomo Metal Mining Company, Ltd.	9,200	285,240
Sumitomo Mitsui Financial Group, Inc.	44,700	1,328,712
Sumitomo Mitsui Trust Holdings, Inc.	12,600	389,415
Sumitomo Realty & Development Company, Ltd.	10,700	282,466
Suntory Beverage & Food, Ltd.	5,000	188,815
Suzuki Motor Corp.	13,600	427,556
Sysmex Corp.	6,200	374,112
T&D Holdings, Inc.	19,900	238,214
Taisei Corp.	6,600	205,788
Takeda Pharmaceutical Company, Ltd.	51,376	1,443,067
TDK Corp.	14,300	442,131
Terumo Corp.	23,500	710,900
The Chiba Bank, Ltd.	21,600	118,232
The Kansai Electric Power Company, Inc.	24,300	240,535
The Shizuoka Bank, Ltd.	17,000	102,355
TIS, Inc.	7,800	205,224
Tobu Railway Company, Ltd.	6,800	155,221
Toho Company, Ltd.	4,067	147,328
Tokio Marine Holdings, Inc.	21,400	1,247,876
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	210,834
Tokyo Electron, Ltd.	5,100	1,664,606
Tokyo Gas Company, Ltd.	13,900	288,064
Tokyu Corp.	17,900	211,282
Toppan, Inc.	10,300	171,844
Toray Industries, Inc.	50,800	285,945
Toshiba Corp. (B)	13,300	540,383
Tosoh Corp.	9,300	115,680
TOTO, Ltd.	4,800	158,935
Toyota Industries Corp.	5,200	322,438
Toyota Motor Corp.	365,900	5,645,583
Toyota Tsusho Corp.	7,900	257,562
Trend Micro, Inc.	4,600	225,039
Unicharm Corp.	14,900	500,003
USS Company, Ltd.	7,770	134,670
Welcia Holdings Company, Ltd.	3,400	68,355
West Japan Railway Company	8,200	301,665
Yakult Honsha Company, Ltd.	4,943	285,110
Yamaha Corp.	4,700	193,757
Yamaha Motor Company, Ltd. (B)	10,100	185,464
Yamato Holdings Company, Ltd.	11,000	176,035
Yaskawa Electric Corp.	8,300	268,075
Yokogawa Electric Corp.	7,886	130,460
Z Holdings Corp.	99,300	288,772
ZOZO, Inc.	4,800	86,845
		107,006,338
Jordan - 0.0%
Hikma Pharmaceuticals PLC	6,907	136,279
Luxembourg - 0.2%
ArcelorMittal SA	21,067	472,438
Aroundtown SA	37,519	120,001
Eurofins Scientific SE	4,949	390,865
Reinet Investments SCA	5,229	91,920
Tenaris SA	18,379	236,063
		1,311,287
Macau - 0.0%
Sands China, Ltd. (A)	92,000	221,325
Malaysia - 0.4%
AMMB Holdings BHD	59,087	50,036
Axiata Group BHD	101,690	65,279
CIMB Group Holdings BHD	201,045	226,241
Dialog Group BHD	166,000	80,269

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
DiGi.Com BHD	110,800	$88,065
Genting BHD	72,900	75,173
Genting Malaysia BHD	105,700	68,218
HAP Seng Consolidated BHD	30,200	48,859
Hartalega Holdings BHD	60,200	41,813
Hong Leong Bank BHD	23,269	108,119
Hong Leong Financial Group BHD	6,104	25,626
IHH Healthcare BHD	108,100	158,198
Inari Amertron BHD	98,100	58,963
IOI Corp. BHD	114,466	99,748
Kuala Lumpur Kepong BHD	17,415	86,652
Malayan Banking BHD	162,358	316,428
Malaysia Airports Holdings BHD (A)	34,427	51,540
Maxis BHD	67,200	50,330
MISC BHD	45,780	73,763
Mr. D.I.Y Group M BHD (C)	80,550	37,846
Nestle Malaysia BHD	2,800	84,256
Petronas Chemicals Group BHD	99,800	203,792
Petronas Dagangan BHD	12,200	58,505
Petronas Gas BHD	21,200	79,048
PPB Group BHD	21,240	76,468
Press Metal Aluminium Holdings BHD	120,800	130,689
Public Bank BHD	486,890	482,978
QL Resources BHD	54,400	64,183
RHB Bank BHD	30,868	40,134
Sime Darby BHD	108,224	52,363
Sime Darby Plantation BHD	108,786	106,903
Telekom Malaysia BHD	42,705	50,899
Tenaga Nasional BHD	101,250	183,307
Top Glove Corp. BHD	164,400	38,854
		3,463,545
Malta - 0.0%
BGP Holdings PLC (A)(E)	271,827	0
Mexico - 0.6%
Alfa SAB de CV, Class A	98,000	69,688
America Movil SAB de CV, Series L	962,732	985,257
Arca Continental SAB de CV	16,000	105,526
Cemex SAB de CV, Series CPO (A)	521,849	203,710
Coca-Cola Femsa SAB de CV	15,212	84,322
Fibra Uno Administracion SA de CV	90,200	89,978
Fomento Economico Mexicano SAB de CV	70,620	476,653
Gruma SAB de CV, Class B	7,685	84,858
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	198,515
Grupo Aeroportuario del Sureste SAB de CV, B Shares (B)	8,185	161,347
Grupo Bimbo SAB de CV, Series A	53,084	173,458
Grupo Carso SAB de CV, Series A1	15,377	56,899
Grupo Financiero Banorte SAB de CV, Series O	93,962	525,191
Grupo Financiero Inbursa SAB de CV, Series O (A)	77,038	123,279
Grupo Mexico SAB de CV, Series B	104,066	433,714
Grupo Televisa SAB, Series CPO	80,326	131,616
Industrias Penoles SAB de CV	4,883	45,288
Kimberly-Clark de Mexico SAB de CV, Class A (B)	43,778	59,432
Operadora de Sites Mexicanos SAB de CV, Class A1 (B)	63,900	73,911
Orbia Advance Corp. SAB de CV	37,631	88,326
Promotora y Operadora de Infraestructura SAB de CV	5,800	42,646
Wal-Mart de Mexico SAB de CV	188,888	649,994
		4,863,608
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands - 2.8%
ABN AMRO Bank NV (C)	16,827	$189,078
Adyen NV (A)(C)	740	1,067,922
Aegon NV	61,167	263,425
Akzo Nobel NV	6,858	448,501
Argenx SE (A)	1,653	623,107
ASM International NV	1,723	428,697
ASML Holding NV	13,887	6,560,773
Euronext NV (C)	3,256	267,035
EXOR NV	3,992	249,461
Heineken Holding NV	4,217	306,344
Heineken NV	9,397	855,334
IMCD NV	2,143	293,023
ING Groep NV	140,027	1,379,497
JDE Peet's NV	4,248	120,951
Just Eat Takeaway.com NV (A)(C)	6,815	107,087
Koninklijke Ahold Delhaize NV	37,778	983,328
Koninklijke DSM NV	6,394	915,948
Koninklijke KPN NV	126,323	449,476
Koninklijke Philips NV	31,413	673,766
NN Group NV	10,304	466,700
OCI NV	3,599	118,392
Prosus NV (A)	28,338	1,834,996
QIAGEN NV (A)	8,350	392,603
Randstad NV	4,552	220,001
Stellantis NV	40,495	502,737
Stellantis NV (Euronext Paris Exchange)	34,423	427,888
Universal Music Group NV	26,557	532,099
Wolters Kluwer NV	9,704	940,496
		21,618,665
New Zealand - 0.1%
Auckland International Airport, Ltd. (A)	36,599	163,949
Fisher & Paykel Healthcare Corp., Ltd.	19,921	248,170
Mercury NZ, Ltd.	23,358	82,246
Meridian Energy, Ltd.	44,474	129,782
Spark New Zealand, Ltd.	67,539	202,128
Xero, Ltd. (A)	4,614	246,114
		1,072,389
Norway - 0.5%
Adevinta ASA (A)	8,335	61,362
Aker BP ASA	10,754	372,435
DNB Bank ASA	30,942	560,160
Equinor ASA	33,389	1,163,453
Gjensidige Forsikring ASA	6,934	141,152
Kongsberg Gruppen ASA	3,055	109,874
Mowi ASA	14,928	341,369
Norsk Hydro ASA	48,185	272,306
Orkla ASA	29,206	233,960
Salmar ASA	2,012	142,442
Telenor ASA	26,898	359,444
Yara International ASA	6,981	292,511
		4,050,468
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	53,222
Credicorp, Ltd.	2,434	291,861
Southern Copper Corp.	2,874	143,154
		488,237
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	73,539
AC Energy Corp.	26,760	3,916
Ayala Corp.	8,920	97,442
Ayala Land, Inc.	253,800	117,971
Bank of the Philippine Islands	34,118	52,622
BDO Unibank, Inc.	77,140	155,196
Globe Telecom, Inc.	970	40,032

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
GT Capital Holdings, Inc.	3,464	$30,844
International Container Terminal Services, Inc.	33,760	113,036
JG Summit Holdings, Inc.	89,355	79,127
Jollibee Foods Corp.	18,900	70,027
Manila Electric Company	8,090	52,985
Metro Pacific Investments Corp.	509,100	32,698
Metropolitan Bank & Trust Company	65,642	57,103
Monde Nissin Corp. (A)(C)	214,900	50,858
PLDT, Inc.	3,730	113,914
SM Investments Corp.	8,302	118,137
SM Prime Holdings, Inc.	311,044	206,991
Universal Robina Corp.	30,280	61,144
		1,527,582
Poland - 0.2%
Allegro.eu SA (A)(C)	13,472	72,423
Bank Polska Kasa Opieki SA	5,522	101,086
CD Projekt SA (A)	2,349	50,468
Cyfrowy Polsat SA	6,360	30,128
Dino Polska SA (A)(C)	1,719	122,611
KGHM Polska Miedz SA (A)	5,681	151,784
LPP SA	42	84,854
Orange Polska SA	26,179	36,640
PGE Polska Grupa Energetyczna SA (A)	26,654	63,640
Polski Koncern Naftowy ORLEN SA	11,432	175,545
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	80,296
Powszechna Kasa Oszczednosci Bank Polski SA (A)	32,873	206,192
Powszechny Zaklad Ubezpieczen SA	23,000	154,199
Santander Bank Polska SA	1,219	63,533
		1,393,399
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	427,914
Galp Energia SGPS SA	18,673	218,494
Jeronimo Martins SGPS SA	9,675	209,739
		856,147
Romania - 0.0%
NEPI Rockcastle S.A.	15,018	80,091
Russia - 0.0%
Gazprom PJSC, ADR (E)	251,662	107,460
Gazprom PJSC, ADR (London Stock Exchange) (E)	3,680	1,571
LUKOIL PJSC, ADR (E)	23,756	96,022
MMC Norilsk Nickel PJSC, ADR (E)	39,185	77,116
Mobile TeleSystems PJSC, ADR (E)	20,264	7,518
Novatek PJSC, GDR (E)	3,057	27,082
Rosneft Oil Company PJSC, GDR (E)	30,000	10,410
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (E)	9,131	3,168
Sberbank of Russia PJSC, ADR (A)(E)	40,000	8,840
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	7,790
Severstal PAO, GDR (E)	4,250	2,151
Surgutneftegas PJSC, ADR (E)	22,274	6,393
Surgutneftegas PJSC, ADR (London Stock Exchange) (E)	23,070	4,822
Tatneft PJSC, ADR (E)	7,986	16,164
VTB Bank PJSC, GDR (E)	50,760	863
		377,370
Saudi Arabia - 1.2%
ACWA Power Company (A)	2,748	109,632
Advanced Petrochemical Company	4,529	62,104
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Al Rajhi Bank	69,680	$1,535,151
Alinma Bank	34,699	310,090
Almarai Company JSC	8,852	123,872
Arab National Bank	21,244	167,450
Bank AlBilad (A)	17,420	203,738
Bank Al-Jazira	14,284	85,233
Banque Saudi Fransi	19,205	243,286
Bupa Arabia for Cooperative Insurance Company	981	41,644
Dar Al Arkan Real Estate Development Company (A)	18,814	54,071
Emaar Economic City (A)	13,598	35,849
Etihad Etisalat Company	13,413	125,230
Jarir Marketing Company	2,090	90,726
Mouwasat Medical Services Company	1,674	95,071
National Industrialization Company (A)	11,652	50,196
Rabigh Refining & Petrochemical Company (A)	14,852	67,493
Riyad Bank	42,488	364,576
SABIC Agri-Nutrients Company	5,901	217,108
Sahara International Petrochemical Company	12,775	171,330
Saudi Arabian Mining Company (A)	30,500	407,071
Saudi Arabian Oil Company (C)	84,135	869,544
Saudi Basic Industries Corp.	26,663	723,033
Saudi Electricity Company	29,505	190,860
Saudi Industrial Investment Group	7,839	59,662
Saudi Kayan Petrochemical Company (A)	26,130	110,093
Saudi Research & Media Group (A)	1,230	61,832
Saudi Telecom Company	20,888	541,653
The Saudi British Bank	25,464	276,582
The Saudi Investment Bank	16,741	87,250
The Saudi National Bank	74,964	1,319,549
The Savola Group	9,302	83,439
Yanbu National Petrochemical Company	7,999	107,737
		8,992,155
Singapore - 1.0%
Ascendas Real Estate Investment Trust	117,802	241,771
BOC Aviation, Ltd. (C)	7,400	62,564
CapitaLand Integrated Commercial Trust	183,231	286,431
CapitaLand Investment, Ltd.	93,902	258,448
CDL Hospitality Trusts	2,639	2,414
City Developments, Ltd.	16,600	97,500
DBS Group Holdings, Ltd.	64,154	1,372,729
Genting Singapore, Ltd.	226,200	117,317
Grab Holdings, Ltd., Class A (A)	37,400	94,622
JOYY, Inc., ADR	2,000	59,720
Keppel Corp., Ltd.	55,069	257,261
Mapletree Commercial Trust	89,600	118,090
Mapletree Logistics Trust	124,150	150,241
Oversea-Chinese Banking Corp., Ltd.	120,702	990,124
Sea, Ltd., ADR (A)	12,200	815,692
Singapore Airlines, Ltd. (A)	57,850	212,568
Singapore Exchange, Ltd.	30,900	210,520
Singapore Technologies Engineering, Ltd.	61,500	181,045
Singapore Telecommunications, Ltd.	294,940	536,810
United Overseas Bank, Ltd.	42,208	797,399
UOL Group, Ltd.	20,239	107,279
Venture Corp., Ltd.	11,100	132,961
Wilmar International, Ltd.	72,000	209,562
		7,313,068
South Africa - 1.0%
Absa Group, Ltd.	27,515	262,722
African Rainbow Minerals, Ltd.	5,157	68,029
Anglo American Platinum, Ltd.	1,813	158,190

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
AngloGold Ashanti, Ltd.	14,430	$213,061
Aspen Pharmacare Holdings, Ltd.	13,036	112,055
Bid Corp., Ltd.	11,078	208,873
Capitec Bank Holdings, Ltd.	2,975	364,617
Clicks Group, Ltd.	8,355	140,511
Discovery, Ltd. (A)	16,080	127,177
Exxaro Resources, Ltd.	8,997	109,310
FirstRand, Ltd.	172,480	663,777
Gold Fields, Ltd.	29,492	272,010
Growthpoint Properties, Ltd.	109,582	83,263
Harmony Gold Mining Company, Ltd.	18,873	59,010
Impala Platinum Holdings, Ltd.	28,968	321,384
Kumba Iron Ore, Ltd.	2,164	70,155
Mr. Price Group, Ltd.	8,969	98,351
MTN Group, Ltd.	59,164	481,453
MultiChoice Group	15,717	111,767
Naspers, Ltd., N Shares	7,259	1,060,442
Nedbank Group, Ltd. (B)	15,440	197,626
Northam Platinum Holdings, Ltd. (A)	11,870	124,419
Old Mutual, Ltd. (B)	182,601	123,196
Pepkor Holdings, Ltd. (C)	56,996	66,963
Remgro, Ltd.	17,781	142,578
Sanlam, Ltd.	59,860	194,559
Sasol, Ltd. (A)	19,396	447,253
Shoprite Holdings, Ltd.	16,492	200,939
Sibanye Stillwater, Ltd.	101,051	250,958
Standard Bank Group, Ltd.	43,543	415,433
The Bidvest Group, Ltd.	9,718	125,515
The Foschini Group, Ltd.	11,309	84,898
The SPAR Group, Ltd.	5,706	48,406
Vodacom Group, Ltd.	21,952	177,767
Woolworths Holdings, Ltd.	33,746	112,794
		7,699,461
South Korea - 3.0%
Alteogen, Inc. (A)	591	27,876
Amorepacific Corp.	975	97,998
AMOREPACIFIC Group	770	22,189
BGF retail Company, Ltd.	90	13,134
Celltrion Healthcare Company, Ltd.	3,174	168,473
Celltrion Pharm, Inc. (A)	569	34,644
Celltrion, Inc.	3,173	438,038
Cheil Worldwide, Inc.	1,346	24,720
CJ CheilJedang Corp.	210	61,476
CJ Corp.	456	27,380
CJ ENM Company, Ltd.	178	12,881
CJ Logistics Corp. (A)	312	27,505
Coway Company, Ltd.	2,324	114,985
DB Insurance Company, Ltd.	1,122	53,155
Doosan Bobcat, Inc.	1,103	24,681
Doosan Enerbility Company, Ltd. (A)	10,736	161,235
Ecopro BM Company, Ltd.	1,844	162,500
E-MART, Inc.	496	40,442
F&F Company, Ltd.	575	59,757
Green Cross Corp.	274	35,636
GS Engineering & Construction Corp.	1,468	35,829
GS Holdings Corp.	1,749	56,509
Hana Financial Group, Inc.	11,216	340,896
Hankook Tire & Technology Company, Ltd.	1,937	49,380
Hanmi Pharm Company, Ltd.	147	35,024
Hanon Systems	4,656	36,197
Hanwha Solutions Corp. (A)	3,439	100,697
HD Hyundai Company, Ltd.	1,555	71,446
HLB, Inc. (A)	2,702	73,996
HMM Company, Ltd.	8,540	162,589
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hotel Shilla Company, Ltd.	1,060	$58,341
HYBE Company, Ltd. (A)	560	62,897
Hyundai Engineering & Construction Company, Ltd.	2,649	84,723
Hyundai Glovis Company, Ltd.	539	74,932
Hyundai Mobis Company, Ltd.	2,223	342,647
Hyundai Motor Company	4,857	678,754
Hyundai Steel Company	2,875	71,310
Iljin Materials Company, Ltd.	767	41,514
Industrial Bank of Korea	5,941	44,122
Kakao Corp.	10,511	569,540
Kakao Games Corp. (A)	994	37,777
KakaoBank Corp. (A)	3,982	93,025
Kangwon Land, Inc. (A)	3,612	70,924
KB Financial Group, Inc.	12,892	481,430
KB Financial Group, Inc., ADR	430	15,996
Kia Corp.	8,833	527,202
Korea Aerospace Industries, Ltd.	1,710	70,715
Korea Electric Power Corp. (A)	6,370	111,091
Korea Electric Power Corp., ADR	4,277	37,552
Korea Investment Holdings Company, Ltd.	1,170	55,773
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,127	81,807
Korea Zinc Company, Ltd.	350	131,738
Korean Air Lines Company, Ltd. (A)	6,728	131,216
Krafton, Inc. (A)	733	123,830
KT&G Corp.	4,465	283,013
Kumho Petrochemical Company, Ltd.	614	66,041
L&F Company, Ltd. (A)	748	121,937
LG Chem, Ltd.	1,553	616,979
LG Corp.	2,922	175,756
LG Display Company, Ltd.	5,471	61,385
LG Display Company, Ltd., ADR (B)	2,417	13,487
LG Electronics, Inc.	3,973	270,944
LG H&H Company, Ltd.	358	188,092
LG Innotek Company, Ltd.	575	152,513
LG Uplus Corp.	9,062	89,180
Lotte Chemical Corp.	562	78,352
Lotte Shopping Company, Ltd.	366	29,416
Meritz Securities Company, Ltd.	14,974	52,628
Mirae Asset Securities Company, Ltd.	7,084	36,166
NAVER Corp.	4,194	782,293
NCSoft Corp.	550	148,462
Netmarble Corp. (C)	515	27,374
NH Investment & Securities Company, Ltd.	3,944	27,589
Orion Corp.	569	45,756
Pan Ocean Company, Ltd.	9,148	42,032
Pearl Abyss Corp. (A)	1,020	40,228
POSCO Chemical Company, Ltd.	883	73,126
POSCO Holdings, Inc.	2,484	442,989
S-1 Corp.	252	12,495
Samsung Biologics Company, Ltd. (A)(C)	586	358,261
Samsung C&T Corp.	2,732	260,099
Samsung Electro-Mechanics Company, Ltd.	1,863	188,487
Samsung Electronics Company, Ltd.	163,163	7,196,689
Samsung Engineering Company, Ltd. (A)	6,723	111,741
Samsung Fire & Marine Insurance Company, Ltd.	1,218	189,233
Samsung Heavy Industries Company, Ltd. (A)	20,659	96,630
Samsung Life Insurance Company, Ltd.	2,349	113,516
Samsung SDI Company, Ltd.	1,864	768,686
Samsung SDS Company, Ltd.	1,018	102,234

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Securities Company, Ltd.	1,475	$38,128
SD Biosensor, Inc.	1,695	50,798
Seegene, Inc.	947	26,410
Shinhan Financial Group Company, Ltd.	14,320	410,619
Shinhan Financial Group Company, Ltd., ADR	350	9,996
SK Biopharmaceuticals Company, Ltd. (A)	528	30,545
SK Bioscience Company, Ltd. (A)	763	59,331
SK Chemicals Company, Ltd.	385	27,374
SK Hynix, Inc.	18,713	1,321,402
SK IE Technology Company, Ltd. (A)(C)	601	45,676
SK Innovation Company, Ltd. (A)	1,838	272,865
SK Square Company, Ltd. (A)	195	5,891
SK Telecom Company, Ltd.	506	20,306
SK, Inc.	1,605	267,102
SKC Company, Ltd.	859	88,333
S-Oil Corp.	1,876	149,525
Woori Financial Group, Inc.	16,990	159,039
Yuhan Corp.	1,295	56,014
		22,873,287
Spain - 1.6%
Acciona SA	843	155,331
ACS Actividades de Construccion y Servicios SA	7,550	184,007
Aena SME SA (A)(C)	2,789	355,881
Amadeus IT Group SA (A)	16,293	912,317
Banco Bilbao Vizcaya Argentaria SA	239,997	1,090,210
Banco Santander SA	570,902	1,615,326
Banco Santander SA (Mexican Stock Exchange)	22,856	65,353
CaixaBank SA	163,763	573,509
Cellnex Telecom SA (A)(C)	18,545	721,741
EDP Renovaveis SA	9,513	224,723
Enagas SA	9,787	216,456
Endesa SA	12,378	234,161
Ferrovial SA	18,180	462,570
Grifols SA (A)	11,763	223,079
Iberdrola SA	197,942	2,060,864
Industria de Diseno Textil SA	39,419	895,819
Naturgy Energy Group SA	4,969	143,583
Red Electrica Corp. SA	16,401	310,465
Repsol SA	53,970	795,629
Siemens Gamesa Renewable Energy SA (A)	9,848	185,678
Telefonica SA	183,426	936,492
		12,363,194
Sweden - 2.0%
Alfa Laval AB	11,168	270,736
Assa Abloy AB, B Shares	34,547	737,235
Atlas Copco AB, A Shares	92,584	866,590
Atlas Copco AB, B Shares	53,800	450,786
Boliden AB	9,749	311,778
Electrolux AB, Series B	9,015	121,764
Embracer Group AB (A)(B)	21,941	168,531
Epiroc AB, A Shares	22,715	352,198
Epiroc AB, B Shares	14,979	202,987
EQT AB	11,030	226,700
Essity AB, B Shares	20,983	548,507
Evolution AB (C)	6,247	571,482
Fastighets AB Balder, B Shares (A)	24,258	116,212
Getinge AB, B Shares	8,639	200,221
Hennes & Mauritz AB, B Shares (B)	25,173	302,143
Hexagon AB, B Shares	67,089	701,017
Holmen AB, B Shares	3,205	130,551
Husqvarna AB, B Shares	16,345	120,476
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Industrivarden AB, A Shares	5,394	$121,942
Industrivarden AB, C Shares (B)	6,375	142,509
Indutrade AB	9,332	171,224
Investment AB Latour, B Shares	5,907	117,330
Investor AB, A Shares	17,189	309,588
Investor AB, B Shares	62,798	1,035,650
Kinnevik AB, B Shares (A)	8,775	142,034
L.E. Lundbergforetagen AB, B Shares	3,102	126,490
Lifco AB, B Shares	9,142	147,631
Lundin Energy AB (B)	6,899	4,691
Nibe Industrier AB, B Shares	51,776	390,300
Sagax AB, B Shares	6,422	119,062
Sandvik AB	38,912	634,153
Securitas AB, B Shares	12,796	110,632
Sinch AB (A)(B)(C)	20,504	66,975
Skandinaviska Enskilda Banken AB, A Shares	57,777	569,210
Skanska AB, B Shares	12,918	198,750
SKF AB, B Shares	14,059	208,583
Svenska Cellulosa AB SCA, B Shares	20,883	313,768
Svenska Handelsbanken AB, A Shares	50,274	431,547
Swedbank AB, A Shares	31,214	395,874
Swedish Match AB	57,080	582,361
Swedish Orphan Biovitrum AB (A)	5,771	125,347
Tele2 AB, B Shares	17,728	202,150
Telefonaktiebolaget LM Ericsson, B Shares	100,604	751,413
Telia Company AB	91,625	351,666
Volvo AB, A Shares	8,008	129,687
Volvo AB, B Shares	51,555	802,164
Volvo Car AB, B Shares (A)(B)	20,359	135,279
		15,237,924
Switzerland - 6.9%
ABB, Ltd.	56,116	1,504,929
Adecco Group AG	6,058	206,486
Alcon, Inc.	18,013	1,263,100
Bachem Holding AG, Class B	1,275	88,868
Baloise Holding AG	1,882	308,071
Barry Callebaut AG	136	304,289
Chocoladefabriken Lindt & Spruengli AG	4	419,836
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	427,646
Cie Financiere Richemont SA, A Shares	17,834	1,918,282
Clariant AG (A)	8,258	157,466
Coca-Cola HBC AG	8,067	179,746
Credit Suisse Group AG	96,288	549,597
EMS-Chemie Holding AG	321	239,563
Geberit AG	1,305	627,840
Givaudan SA	333	1,173,729
Glencore PLC (A)	342,145	1,853,207
Holcim, Ltd. (A)	12,218	524,025
Holcim, Ltd. (Euronext Paris Exchange) (A)	6,750	290,726
Julius Baer Group, Ltd.	8,601	399,001
Kuehne + Nagel International AG	2,065	490,649
Logitech International SA	6,403	333,886
Lonza Group AG	2,544	1,358,846
Nestle SA	96,173	11,240,004
Novartis AG	75,570	6,406,872
Partners Group Holding AG	821	741,443
Roche Holding AG	24,003	8,024,199
Roche Holding AG, Bearer Shares	911	352,555
Schindler Holding AG	806	145,160
Schindler Holding AG, Participation Certificates	1,582	289,283
SGS SA	220	504,610

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Sika AG	5,094	$1,175,885
Sonova Holding AG	2,001	639,483
STMicroelectronics NV	24,696	781,016
Straumann Holding AG	3,800	457,771
Swiss Life Holding AG	1,152	562,369
Swiss Prime Site AG	3,037	266,843
Swiss Re AG	10,900	846,036
Swisscom AG	989	547,036
Temenos AG	2,556	218,743
The Swatch Group AG	2,395	106,861
The Swatch Group AG, Bearer Shares	1,191	282,908
UBS Group AG	120,167	1,942,707
VAT Group AG (C)	1,010	241,548
Vifor Pharma AG	1,821	315,544
Zurich Insurance Group AG	5,140	2,241,417
		52,950,081
Taiwan - 4.1%
Accton Technology Corp.	17,000	136,748
Acer, Inc.	99,018	72,403
Advantech Company, Ltd.	13,296	154,730
ASE Technology Holding Company, Ltd.	111,338	286,753
Asia Cement Corp.	72,863	107,462
ASMedia Technology, Inc.	1,000	37,660
Asustek Computer, Inc.	23,952	250,502
AUO Corp.	273,827	149,929
Catcher Technology Company, Ltd.	22,184	123,753
Cathay Financial Holding Company, Ltd.	263,839	451,790
Chailease Holding Company, Ltd.	47,255	331,564
Chang Hwa Commercial Bank, Ltd.	114,855	67,088
Cheng Shin Rubber Industry Company, Ltd.	43,680	52,043
China Airlines, Ltd.	94,000	74,484
China Development Financial Holding Corp.	504,133	249,655
China Steel Corp.	403,388	386,244
Chunghwa Telecom Company, Ltd.	127,148	522,125
Compal Electronics, Inc.	139,764	107,009
CTBC Financial Holding Company, Ltd.	586,465	496,062
Delta Electronics, Inc.	64,866	483,657
E Ink Holdings, Inc.	29,000	185,173
E.Sun Financial Holding Company, Ltd.	410,799	401,009
Eclat Textile Company, Ltd.	6,259	87,669
eMemory Technology, Inc.	2,000	70,161
Eva Airways Corp.	86,000	91,760
Evergreen Marine Corp. Taiwan, Ltd.	84,566	240,359
Far Eastern New Century Corp.	109,875	117,616
Far EasTone Telecommunications Company, Ltd.	45,159	127,091
Feng TAY Enterprise Company, Ltd.	14,520	85,677
First Financial Holding Company, Ltd.	346,987	306,238
Formosa Chemicals & Fibre Corp.	117,212	294,607
Formosa Petrochemical Corp.	39,720	125,204
Formosa Plastics Corp.	128,086	467,698
Fubon Financial Holding Company, Ltd.	240,270	483,267
Giant Manufacturing Company, Ltd.	10,000	80,834
Globalwafers Company, Ltd.	7,000	106,958
Hon Hai Precision Industry Company, Ltd.	426,368	1,565,258
Hotai Motor Company, Ltd.	10,000	203,998
Hua Nan Financial Holdings Company, Ltd.	286,485	218,124
Innolux Corp.	275,841	112,243
Inventec Corp.	89,899	76,011
Largan Precision Company, Ltd.	3,143	182,650
Lite-On Technology Corp.	70,626	137,446
MediaTek, Inc.	53,340	1,170,876
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Mega Financial Holding Company, Ltd.	363,134	$431,506
Micro-Star International Company, Ltd.	23,000	87,864
momo.com, Inc.	2,400	51,634
Nan Ya Plastics Corp.	171,992	480,098
Nan Ya Printed Circuit Board Corp.	8,000	70,371
Nanya Technology Corp.	37,000	61,578
Nien Made Enterprise Company, Ltd.	5,000	49,350
Novatek Microelectronics Corp.	19,361	196,982
Pegatron Corp.	66,989	128,447
Pou Chen Corp.	78,641	78,105
Powerchip Semiconductor Manufacturing Corp.	91,000	123,254
President Chain Store Corp.	19,496	178,601
Quanta Computer, Inc.	90,771	243,507
Realtek Semiconductor Corp.	14,999	183,445
Ruentex Development Company, Ltd.	38,400	94,905
Shin Kong Financial Holding Company, Ltd.	411,790	121,371
SinoPac Financial Holdings Company, Ltd.	338,762	191,507
Synnex Technology International Corp.	45,928	82,218
Taishin Financial Holding Company, Ltd.	341,572	187,377
Taiwan Cement Corp.	167,824	223,331
Taiwan Cooperative Financial Holding Company, Ltd.	296,127	267,763
Taiwan High Speed Rail Corp.	66,000	62,276
Taiwan Mobile Company, Ltd.	55,257	200,788
Taiwan Semiconductor Manufacturing Company, Ltd.	841,227	13,481,801
The Shanghai Commercial & Savings Bank, Ltd.	111,937	200,225
Unimicron Technology Corp.	40,000	214,074
Uni-President Enterprises Corp.	161,487	364,106
United Microelectronics Corp.	388,313	519,052
Vanguard International Semiconductor Corp.	31,000	80,643
Voltronic Power Technology Corp.	2,000	97,021
Walsin Lihwa Corp.	82,000	99,403
Wan Hai Lines, Ltd.	19,800	79,168
Win Semiconductors Corp.	11,000	71,416
Winbond Electronics Corp.	102,000	74,630
Wiwynn Corp.	3,000	70,297
WPG Holdings, Ltd.	47,840	88,770
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	12,584	130,508
Yang Ming Marine Transport Corp.	60,000	165,948
Yuanta Financial Holding Company, Ltd.	324,837	215,144
Zhen Ding Technology Holding, Ltd.	19,000	65,821
		31,293,893
Thailand - 0.5%
Advanced Info Service PCL	48,400	266,549
Airports of Thailand PCL (A)	163,100	327,857
Bangkok Dusit Medical Services PCL, NVDR	387,300	274,131
Bangkok Expressway & Metro PCL, NVDR	354,600	87,869
Berli Jucker PCL, NVDR	21,300	19,570
BTS Group Holdings PCL, NVDR	301,600	72,991
Bumrungrad Hospital PCL, NVDR	15,600	79,014
Central Pattana PCL, NVDR	64,400	111,298
Central Retail Corp. PCL	45,441	45,063
Charoen Pokphand Foods PCL	136,200	100,326
CP ALL PCL	184,600	313,612
CP ALL PCL, NVDR	12,300	20,896
Electricity Generating PCL	7,600	37,976
Electricity Generating PCL, NVDR	1,400	6,996

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Energy Absolute PCL	56,900	$131,884
Gulf Energy Development PCL, NVDR	79,150	104,267
Home Product Center PCL	204,400	73,537
Indorama Ventures PCL, NVDR	54,900	73,161
Krung Thai Bank PCL	164,375	72,246
Krungthai Card PCL	30,800	49,793
Land & Houses PCL, NVDR	393,400	92,957
Minor International PCL, NVDR (A)	131,483	126,856
Muangthai Capital PCL, NVDR	11,300	13,679
PTT Exploration & Production PCL	60,147	271,140
PTT Global Chemical PCL	87,373	112,779
PTT PCL	391,000	376,450
PTT PCL, NVDR	10,500	10,109
Ratch Group PCL, NVDR	19,200	20,762
SCB X PCL	23,348	68,680
Thai Oil PCL	46,900	68,428
Thai Union Group PCL	95,900	46,443
The Siam Cement PCL	12,000	127,149
The Siam Cement PCL, NVDR	14,300	151,519
True Corp. PCL	448,802	58,506
		3,814,493
Turkey - 0.1%
Akbank TAS	100,286	48,445
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	19,232
BIM Birlesik Magazalar AS	16,428	79,785
Eregli Demir ve Celik Fabrikalari TAS	49,091	79,846
Ford Otomotiv Sanayi AS	4,572	73,687
Haci Omer Sabanci Holding AS	34,855	39,526
KOC Holding AS	25,423	56,135
Turk Hava Yollari AO (A)	18,859	52,985
Turkcell Iletisim Hizmetleri AS	38,572	37,630
Turkiye Is Bankasi AS, Class C	134,602	35,566
Turkiye Petrol Rafinerileri AS (A)	4,998	78,784
Turkiye Sise ve Cam Fabrikalari AS	47,094	61,023
		662,644
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	2
United Kingdom - 9.6%
3i Group PLC	35,664	483,384
abrdn PLC	83,799	163,572
Admiral Group PLC	7,357	201,436
Anglo American PLC	44,317	1,584,270
Ashtead Group PLC	16,179	680,627
Associated British Foods PLC	13,433	259,198
AstraZeneca PLC	53,425	7,047,924
Auto Trader Group PLC (C)	37,238	252,196
AVEVA Group PLC	4,798	131,717
Aviva PLC	108,246	530,218
BAE Systems PLC	107,497	1,088,299
Barclays PLC	578,927	1,082,569
Barratt Developments PLC	38,692	216,430
BP PLC	665,275	3,123,796
British American Tobacco PLC	74,982	3,214,050
BT Group PLC	237,392	539,535
Bunzl PLC	12,530	416,131
Burberry Group PLC	15,189	304,714
CNH Industrial NV	37,712	436,154
Coca-Cola Europacific Partners PLC	6,887	352,670
Compass Group PLC	60,955	1,251,491
Croda International PLC	5,146	406,750
Diageo PLC	80,364	3,471,140
Entain PLC (A)	21,740	330,832
Ferguson PLC	7,567	847,674
GSK PLC	173,209	3,732,932
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Halma PLC	13,950	$342,502
Hargreaves Lansdown PLC	13,764	132,801
HSBC Holdings PLC	691,905	4,519,886
Imperial Brands PLC	30,847	690,595
Informa PLC (A)	56,166	362,867
InterContinental Hotels Group PLC	6,814	362,151
Intertek Group PLC	6,021	309,478
J Sainsbury PLC	71,585	178,151
JD Sports Fashion PLC	99,578	140,307
Johnson Matthey PLC	7,531	177,586
Kingfisher PLC	79,556	237,752
Land Securities Group PLC	25,882	210,032
Legal & General Group PLC	217,299	635,290
Lloyds Banking Group PLC	2,429,420	1,249,953
London Stock Exchange Group PLC	11,896	1,110,036
M&G PLC	94,053	222,973
Melrose Industries PLC	165,385	303,358
Mondi PLC	13,861	246,035
Mondi PLC (Johannesburg Stock Exchange)	4,137	73,513
National Grid PLC	123,849	1,591,576
NatWest Group PLC	210,760	560,993
Next PLC	4,895	349,700
Ocado Group PLC (A)	18,400	175,402
Pearson PLC	29,343	268,708
Persimmon PLC	11,973	272,409
Phoenix Group Holdings PLC	27,163	195,697
Prudential PLC	93,830	1,167,174
Reckitt Benckiser Group PLC	24,469	1,840,369
RELX PLC	41,592	1,129,280
RELX PLC (Euronext Amsterdam Exchange)	24,692	667,747
Rentokil Initial PLC	67,951	393,909
Rio Tinto PLC	38,611	2,308,423
Rolls-Royce Holdings PLC (A)	310,208	315,687
Schroders PLC	4,962	162,095
Segro PLC	44,245	528,187
Severn Trent PLC	9,413	312,513
Shell PLC	259,939	6,769,536
Smith & Nephew PLC	32,440	453,667
Smiths Group PLC	15,498	265,029
Spirax-Sarco Engineering PLC	2,735	329,865
SSE PLC	38,597	761,725
St. James's Place PLC	20,193	271,704
Standard Chartered PLC	96,275	726,818
Taylor Wimpey PLC	139,593	198,842
Tesco PLC	279,682	871,658
The Berkeley Group Holdings PLC (A)	4,051	184,177
The British Land Company PLC	35,353	193,394
The Sage Group PLC	34,459	266,843
Unilever PLC	87,494	3,987,960
United Utilities Group PLC	26,873	334,523
Vodafone Group PLC	946,663	1,471,960
Whitbread PLC	7,669	232,560
WPP PLC	42,535	429,657
		73,644,762
United States - 0.1%
Bausch Health Companies, Inc. (A)	11,700	97,803
BeiGene, Ltd., ADR (A)	1,700	275,145
Brookfield Renewable Corp., Class A	5,150	183,443
Legend Biotech Corp., ADR (A)	2,100	115,500
Parade Technologies, Ltd.	3,000	116,792
		788,683
TOTAL COMMON STOCKS (Cost $650,635,457)		$748,102,026

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.8%
Brazil - 0.4%
Alpargatas SA	1,394	$5,098
Banco Bradesco SA	191,782	630,300
Banco BTG Pactual SA	4	4
Braskem SA, A Shares	8,200	58,349
Centrais Eletricas Brasileiras SA, B Shares	5,700	50,863
Cia Energetica de Minas Gerais	47,172	93,560
Gerdau SA	43,600	186,198
Itau Unibanco Holding SA	173,789	752,811
Itausa SA	155,109	247,181
Petroleo Brasileiro SA	165,151	881,382
		2,905,746
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	149,071
Henkel AG & Company KGaA	6,583	407,362
Porsche Automobil Holding SE	5,695	378,782
Sartorius AG	969	340,090
Volkswagen AG	6,332	852,542
		2,127,847
South Korea - 0.1%
Hyundai Motor Company	705	47,330
Hyundai Motor Company, 2nd Preferred	1,197	80,890
LG Chem, Ltd.	162	30,000
LG H&H Company, Ltd.	48	12,080
Samsung Electronics Company, Ltd.	28,139	1,131,058
		1,301,358
TOTAL PREFERRED SECURITIES (Cost $7,156,291)		$6,334,951
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	60,320	565
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	30,160	316
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (A)	15,080	51
TOTAL WARRANTS (Cost $0)		$932
RIGHTS - 0.0%
Taishin Financial Holding Company, Ltd. (Expiration Date: 7-14-22; Strike Price: TWD 17.65) (A)(E)	6,728	0
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Walsin Lihwa Corp. (Expiration Date: 8-4-22; Strike Price: TWD 33.00) (A)	5,731	$588
TOTAL RIGHTS (Cost $0)		$588
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
Fidelity Government Portfolio, Institutional Class, 1.2500% (F)	3,748,139	3,748,139
John Hancock Collateral Trust, 1.4215% (F)(G)	1,053,739	10,533,599
TOTAL SHORT-TERM INVESTMENTS (Cost $14,282,819)		$14,281,738
Total Investments (International Equity Index Trust) (Cost $672,074,567) - 99.9%		$768,720,235
Other assets and liabilities, net - 0.1%		787,984
TOTAL NET ASSETS - 100.0%		$769,508,219
Currency Abbreviations
THB	Thai Bhat
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 6-30-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	23	Long	Sep 2022	$2,172,636	$2,137,850	$(34,786)
Mini MSCI Emerging Markets Index Futures	231	Long	Sep 2022	11,670,559	11,596,200	(74,359)
						$(109,145)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%
Australia - 6.2%
A2B Australia, Ltd. (A)	9,047	$6,898
Accent Group, Ltd.	24,907	21,337
Adairs, Ltd. (B)	6,776	8,944
Adbri, Ltd.	19,036	31,910
Ainsworth Game Technology, Ltd. (A)	10,192	6,742
Alcidion Group, Ltd. (A)	43,339	3,294
Alkane Resources, Ltd. (A)	25,036	10,722
Alliance Aviation Services, Ltd. (A)(B)	3,238	7,975
AMA Group, Ltd. (A)(B)	33,686	3,952
AMP, Ltd. (A)	163,895	108,255
Ansell, Ltd.	2,607	40,072
Appen, Ltd.	3,751	14,569
Arafura Resources, Ltd. (A)	145,698	28,750
ARB Corp., Ltd.	3,854	75,291
Archer Materials, Ltd. (A)(B)	10,038	3,833
Ardent Leisure Group, Ltd. (A)	39,016	37,751
AUB Group, Ltd.	5,264	64,514
Audinate Group, Ltd. (A)	1,532	7,988
Aurelia Metals, Ltd. (A)	85,331	15,030
Aussie Broadband, Ltd. (A)	7,972	18,240
Austal, Ltd.	23,155	28,768
Australian Agricultural Company, Ltd. (A)	28,065	41,893
Australian Finance Group, Ltd.	15,010	15,703
Australian Strategic Materials, Ltd. (A)	2,300	5,494
Auswide Bank, Ltd.	667	2,801
AVZ Minerals, Ltd. (A)(B)(C)	98,026	52,777
Baby Bunting Group, Ltd.	5,551	15,648
Bapcor, Ltd.	15,610	65,606
Base Resources, Ltd.	32,069	6,190
Beach Energy, Ltd.	86,667	103,225
Beacon Lighting Group, Ltd.	6,266	7,731
Bega Cheese, Ltd.	15,122	39,922
Bell Financial Group, Ltd.	10,635	7,102
Bellevue Gold, Ltd. (A)	51,351	22,682
Betmakers Technology Group, Ltd. (A)	14,102	3,329
Bigtincan Holdings, Ltd. (A)(B)	27,175	9,399
Blackmores, Ltd.	592	28,819
Boral, Ltd. (B)	15,023	26,874
Bravura Solutions, Ltd.	17,804	17,411
Breville Group, Ltd.	4,635	57,522
Brickworks, Ltd.	3,876	49,699
BWX, Ltd. (B)	8,729	3,870
BWX, Ltd., Entitlement Offer (A)	1,217	540
Calidus Resources, Ltd. (A)	26,074	10,648
Calix, Ltd. (A)	4,787	20,277
Capitol Health, Ltd.	41,735	8,068
Capricorn Metals, Ltd. (A)	13,300	28,811
Carnarvon Energy, Ltd. (A)	51,813	6,988
Cash Converters International, Ltd.	14,501	2,300
Cedar Woods Properties, Ltd.	2,694	6,853
Chalice Mining, Ltd. (A)	15,199	39,781
Challenger, Ltd.	13,830	65,476
Champion Iron, Ltd.	13,921	52,042
City Chic Collective, Ltd. (A)	9,410	11,910
Clinuvel Pharmaceuticals, Ltd.	2,335	23,951
Clover Corp., Ltd.	8,155	5,609
Codan, Ltd.	5,320	25,617
Collins Foods, Ltd.	8,677	59,466
Cooper Energy, Ltd. (A)	98,256	16,643
Cooper Energy, Ltd., Entitlement Offer (A)	59,949	10,154
Corporate Travel Management, Ltd. (A)	6,082	78,126
Costa Group Holdings, Ltd.	25,640	50,702
Credit Corp. Group, Ltd.	3,047	42,703
CSR, Ltd.	25,551	71,829
Data#3, Ltd.	9,073	29,199
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
De Grey Mining, Ltd. (A)	57,286	$31,713
Deterra Royalties, Ltd.	22,629	66,328
Dicker Data, Ltd.	2,793	21,344
Domain Holdings Australia, Ltd.	11,859	24,638
Downer EDI, Ltd.	30,558	106,623
Eagers Automotive, Ltd.	7,533	50,587
Eclipx Group, Ltd. (A)	16,681	26,500
Elders, Ltd.	8,609	74,950
Emeco Holdings, Ltd. (B)	22,924	10,326
Emerald Resources NL (A)	28,411	21,625
EML Payments, Ltd. (A)(B)	16,327	13,907
Enero Group, Ltd.	3,952	7,970
EQT Holdings, Ltd.	753	13,636
Estia Health, Ltd.	11,708	15,438
EVENT Hospitality and Entertainment, Ltd. (A)	4,397	39,524
Finbar Group, Ltd.	8,370	3,929
Fleetwood, Ltd.	8,058	7,214
Flight Centre Travel Group, Ltd. (A)(B)	6,278	75,501
Frontier Digital Ventures, Ltd. (A)	10,734	5,222
G8 Education, Ltd.	51,376	37,522
Galan Lithium, Ltd. (A)	13,760	10,347
Genworth Mortgage Insurance Australia, Ltd.	18,245	29,027
Gold Road Resources, Ltd.	44,162	34,348
GrainCorp, Ltd., Class A	13,614	89,644
Grange Resources, Ltd.	21,083	18,453
GUD Holdings, Ltd.	7,010	38,651
GWA Group, Ltd.	12,453	16,917
Hansen Technologies, Ltd.	11,735	42,171
Healius, Ltd.	23,643	59,941
Highfield Resources, Ltd. (A)	13,495	8,379
HT&E, Ltd. (B)	20,357	15,786
HUB24, Ltd.	3,277	45,912
Humm Group, Ltd. (B)	26,650	7,543
Iluka Resources, Ltd.	14,764	96,304
Imdex, Ltd.	20,483	26,078
Imugene, Ltd. (A)	44,834	5,580
Infomedia, Ltd.	17,584	20,246
Inghams Group, Ltd.	20,588	36,703
Insignia Financial, Ltd.	31,127	58,005
Integral Diagnostics, Ltd.	13,604	28,496
Integrated Research, Ltd. (A)	3,367	976
InvoCare, Ltd.	8,212	59,264
Ioneer, Ltd. (A)	61,614	17,566
IPH, Ltd.	9,953	55,997
IRESS, Ltd.	9,820	78,022
IVE Group, Ltd.	11,452	13,579
Johns Lyng Group, Ltd.	11,256	44,565
Jumbo Interactive, Ltd.	2,253	22,162
Jupiter Mines, Ltd.	116,266	15,713
Karoon Energy, Ltd. (A)	40,996	49,256
Kelsian Group, Ltd.	2,432	9,586
Kogan.com, Ltd. (A)(B)	1,950	3,748
Lifestyle Communities, Ltd.	3,310	31,035
Link Administration Holdings, Ltd.	18,547	48,565
Lovisa Holdings, Ltd.	3,846	36,729
MA Financial Group, Ltd.	4,146	12,931
MACA, Ltd.	23,711	10,823
Macmahon Holdings, Ltd.	112,440	10,495
Macquarie Telecom Group, Ltd. (A)	223	9,318
Mayne Pharma Group, Ltd. (A)(B)	99,135	17,135
McMillan Shakespeare, Ltd.	3,346	22,502
McPherson's, Ltd.	9,168	4,145
Megaport, Ltd. (A)(B)	7,352	27,787

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Mesoblast, Ltd. (A)(B)	11,677	$4,916
Metals X, Ltd. (A)(B)	48,765	11,363
Metcash, Ltd.	41,857	122,693
Mincor Resources NL (A)	14,651	16,957
MMA Offshore, Ltd. (A)	25,635	9,918
Monadelphous Group, Ltd. (B)	3,790	26,066
Monash IVF Group, Ltd.	21,798	14,127
Money3 Corp., Ltd.	8,870	12,049
Mount Gibson Iron, Ltd.	19,096	7,145
Myer Holdings, Ltd.	63,302	14,230
MyState, Ltd.	5,518	15,539
Nanosonics, Ltd. (A)(B)	8,226	19,064
Navigator Global Investments, Ltd.	11,684	10,059
Nearmap, Ltd. (A)(B)	18,333	13,053
Netwealth Group, Ltd.	6,079	51,125
New Energy Solar, Ltd.	2,820	1,564
New Hope Corp., Ltd. (B)	24,235	58,243
Newcrest Mining, Ltd. (Toronto Stock Exchange)	2,787	39,060
nib holdings, Ltd.	21,443	109,310
Nick Scali, Ltd.	5,272	30,063
Nickel Industries, Ltd.	52,112	35,146
Novonix, Ltd. (A)	10,082	15,912
NRW Holdings, Ltd.	25,786	30,258
Nufarm, Ltd.	12,991	45,812
Objective Corp., Ltd.	921	8,741
OceanaGold Corp. (A)	38,000	72,918
OFX Group, Ltd. (A)	14,134	22,330
Omni Bridgeway, Ltd. (A)(B)	15,737	38,736
oOh!media, Ltd.	31,712	26,463
Orora, Ltd.	40,091	101,165
Pacific Current Group, Ltd.	1,717	8,197
Pact Group Holdings, Ltd.	11,275	14,089
Paladin Energy, Ltd. (A)	119,046	47,773
Panoramic Resources, Ltd. (A)	68,650	9,498
Pantoro, Ltd. (A)	48,090	6,319
Peet, Ltd.	13,800	8,972
Pendal Group, Ltd.	12,114	37,063
PeopleIN, Ltd.	4,753	9,475
Perenti Global, Ltd.	35,432	16,067
Perpetual, Ltd.	2,914	58,167
Perseus Mining, Ltd.	68,083	73,873
Pinnacle Investment Management Group, Ltd.	3,794	18,482
Platinum Asset Management, Ltd.	14,631	17,662
Poseidon Nickel, Ltd. (A)	71,048	2,312
Praemium, Ltd. (A)	28,131	9,046
Premier Investments, Ltd.	3,606	48,036
Propel Funeral Partners, Ltd.	2,859	9,341
PSC Insurance Group, Ltd.	5,616	16,045
PWR Holdings, Ltd.	4,736	20,698
Ramelius Resources, Ltd.	37,591	22,500
Red 5, Ltd. (A)	186,035	31,949
Redbubble, Ltd. (A)	13,929	8,660
Regis Healthcare, Ltd.	9,267	11,814
Regis Resources, Ltd.	35,749	31,838
Resolute Mining, Ltd. (A)(B)	43,558	6,769
Ridley Corp., Ltd.	19,540	24,176
RPMGlobal Holdings, Ltd. (A)	6,670	7,602
Sandfire Resources, Ltd.	19,142	59,011
Select Harvests, Ltd.	7,048	22,901
Servcorp, Ltd.	3,171	7,217
Service Stream, Ltd. (A)	27,275	16,488
Seven West Media, Ltd. (A)	85,038	24,061
SG Fleet Group, Ltd.	8,938	13,210
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Sigma Healthcare, Ltd.	86,903	$34,853
Silver Lake Resources, Ltd. (A)	48,508	40,322
SmartGroup Corp., Ltd.	8,029	33,923
SolGold PLC (A)	27,809	9,879
Southern Cross Media Group, Ltd.	17,291	11,915
SpeedCast International, Ltd. (A)(B)(C)	17,245	0
SRG Global, Ltd.	31,157	13,140
St. Barbara, Ltd.	33,249	17,075
Super Retail Group, Ltd.	7,649	44,929
Superloop, Ltd. (A)	22,967	11,435
Symbio Holdings, Ltd.	2,522	6,096
Syrah Resources, Ltd. (A)	49,135	42,165
Tabcorp Holdings, Ltd.	41,814	30,865
Tassal Group, Ltd.	8,526	28,208
Technology One, Ltd.	15,075	111,787
Temple & Webster Group, Ltd. (A)	1,418	3,258
Ten Sixty Four, Ltd.	8,127	3,867
The Reject Shop, Ltd. (A)(B)	2,561	5,747
The Star Entertainment Group, Ltd. (A)	42,180	81,430
Tyro Payments, Ltd. (A)	10,423	4,331
United Malt Grp, Ltd.	15,585	35,244
Virtus Health, Ltd.	8,580	46,803
Viva Energy Group, Ltd. (D)	34,817	69,574
Webjet, Ltd. (A)(B)	16,369	60,601
West African Resources, Ltd. (A)	42,178	35,114
Westgold Resources, Ltd.	18,696	15,267
Whitehaven Coal, Ltd.	44,790	150,505
Zip Company, Ltd. (A)(B)	18,285	5,580
		6,398,401
Austria - 1.5%
Addiko Bank AG	668	7,494
Agrana Beteiligungs AG	724	12,941
ams AG (A)	11,874	107,424
ANDRITZ AG	3,025	122,109
AT&S Austria Technologie & Systemtechnik AG	1,801	96,782
BAWAG Group AG (A)(D)	3,827	161,556
CA Immobilien Anlagen AG	754	24,003
DO & Company AG (A)	278	23,387
EVN AG	2,014	42,895
Fabasoft AG (B)	599	11,912
FACC AG (A)	1,116	7,960
Flughafen Wien AG (A)	265	9,096
Kapsch TrafficCom AG (A)(B)	191	2,528
Kontron AG (B)	2,318	34,322
Lenzing AG	693	56,169
Mayr Melnhof Karton AG	378	64,613
Oesterreichische Post AG (B)	1,378	39,420
Palfinger AG	876	20,019
POLYTEC Holding AG (B)	995	6,277
Porr AG	876	11,338
Raiffeisen Bank International AG	1,613	17,623
RHI Magnesita NV	1,095	27,207
RHI Magnesita NV (London Stock Exchange)	545	13,215
Rosenbauer International AG (B)	174	6,161
S IMMO AG	2,772	66,318
Schoeller-Bleckmann Oilfield Equipment AG	710	39,936
Semperit AG Holding	822	15,971
Strabag SE, Bearer Shares	893	38,005
Telekom Austria AG (A)	7,836	52,195
UBM Development AG	411	14,827
UNIQA Insurance Group AG	9,382	66,587
Vienna Insurance Group AG	2,128	48,673

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
voestalpine AG	4,895	$104,618
Wienerberger AG	5,497	118,696
Zumtobel Group AG	2,545	18,818
		1,511,095
Belgium - 1.6%
Ackermans & van Haaren NV	1,132	169,356
AGFA-Gevaert NV (A)	6,780	25,064
Atenor	211	11,431
Barco NV	3,257	68,687
Bekaert SA	1,986	64,965
Biocartis Group NV (A)(B)(D)	2,587	5,188
bpost SA	4,236	25,101
Celyad Oncology SA (A)	493	902
Cie d'Entreprises CFE (A)	416	3,612
Deceuninck NV	2,515	5,830
Dredging Environmental & Marine Engineering NV (A)	416	45,775
Econocom Group SA/NV	6,435	22,502
Elia Group SA/NV	1,367	194,143
Etablissements Franz Colruyt NV	1,276	34,675
Euronav NV	8,334	100,538
Euronav NV (New York Stock Exchange)	2,324	27,725
EVS Broadcast Equipment SA	811	18,421
Exmar NV	1,567	8,311
Fagron	3,550	57,544
Galapagos NV (A)	2,110	116,993
Gimv NV	1,241	68,583
Immobel SA	209	13,240
Ion Beam Applications	1,305	21,350
Kinepolis Group NV (A)	585	28,162
Lotus Bakeries NV	21	115,137
Melexis NV	753	54,156
Ontex Group NV (A)	3,927	30,800
Orange Belgium SA (A)	417	7,865
Oxurion NV (A)(B)	1,612	755
Picanol	88	5,584
Proximus SADP	6,084	89,799
Recticel SA	2,296	34,371
Sipef NV	420	28,020
Telenet Group Holding NV	1,717	35,678
Tessenderlo Group SA (A)	904	28,695
Van de Velde NV	377	13,656
VGP NV	370	59,023
Viohalco SA	7,173	24,809
X-Fab Silicon Foundries SE (A)(D)	3,484	22,848
		1,689,294
Bermuda - 0.2%
Hafnia, Ltd.	8,060	26,798
Hiscox, Ltd.	13,928	160,406
		187,204
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,000	42,606
Canada - 11.7%
5N Plus, Inc. (A)(B)	3,515	3,768
Acadian Timber Corp.	800	10,354
Advantage Energy, Ltd. (A)	11,500	71,473
Aecon Group, Inc.	3,200	32,641
Africa Oil Corp.	34,602	55,376
Ag Growth International, Inc.	1,100	25,372
AGF Management, Ltd., Class B	4,298	21,403
Aimia, Inc. (A)	7,777	27,792
AirBoss of America Corp. (B)	1,500	18,097
Alamos Gold, Inc., Class A	22,181	155,605
Alaris Equity Partners Income (B)	2,229	28,642
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Algoma Central Corp.	700	$8,723
Altius Minerals Corp.	3,100	43,687
Altus Group, Ltd. (B)	1,818	62,977
Amerigo Resources, Ltd.	13,502	13,007
Andlauer Healthcare Group, Inc.	618	21,000
Andrew Peller, Ltd., Class A	2,300	10,453
Aritzia, Inc. (A)	5,745	155,542
Ascot Resources, Ltd. (A)	13,700	5,322
Atco, Ltd., Class I	3,504	120,048
Athabasca Oil Corp. (A)	42,135	81,507
ATS Automation Tooling Systems, Inc. (A)	3,547	97,410
AutoCanada, Inc. (A)	1,985	37,874
B2Gold Corp.	29,303	99,255
Badger Infrastructure Solutions, Ltd. (B)	2,432	53,356
Baytex Energy Corp. (A)	7,511	36,470
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	15,733	106,948
Bird Construction, Inc.	4,995	28,987
Black Diamond Group, Ltd.	2,750	7,947
BMTC Group, Inc.	500	5,629
Bombardier, Inc., Class B (A)	3,440	51,634
Boralex, Inc., Class A	4,277	142,478
Brookfield Infrastructure Corp., Class A	3,186	135,217
Calian Group, Ltd.	905	44,336
Calibre Mining Corp. (A)	11,500	8,666
Canaccord Genuity Group, Inc.	5,281	34,586
Canacol Energy, Ltd. (B)	7,565	14,810
Canada Goose Holdings, Inc. (A)	2,213	39,921
Canadian Western Bank	5,015	101,414
Canfor Corp. (A)(B)	3,704	64,601
Canfor Pulp Products, Inc. (A)	2,715	10,546
Capital Power Corp.	6,727	235,226
Capstone Copper Corp. (A)	29,467	74,400
Cardinal Energy, Ltd.	5,530	31,061
Cascades, Inc.	5,723	45,039
Celestica, Inc. (A)	5,019	48,818
Celestica, Inc. (New York Stock Exchange) (A)	3,200	31,104
Centerra Gold, Inc.	12,177	82,586
CES Energy Solutions Corp.	18,429	33,359
China Gold International Resources Corp., Ltd.	18,050	50,341
CI Financial Corp.	8,900	94,518
Cineplex, Inc. (A)	1,227	10,304
Cogeco Communications, Inc.	863	58,376
Cogeco, Inc.	445	23,595
Computer Modelling Group, Ltd.	4,420	16,688
Copper Mountain Mining Corp. (A)	8,800	11,622
Corby Spirit and Wine, Ltd.	700	9,381
Corus Entertainment, Inc., B Shares (B)	11,806	32,377
Crescent Point Energy Corp. (B)	12,719	90,412
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	119,616
Crew Energy, Inc. (A)	11,300	40,558
Cronos Group, Inc. (A)	2,170	6,069
Cronos Group, Inc. (Nasdaq Exchange) (A)(B)	3,612	10,186
Denison Mines Corp. (A)(B)	42,724	42,153
Dexterra Group, Inc.	1,621	6,964
DIRTT Environmental Solutions (A)(B)	3,000	3,263
Doman Building Materials Group, Ltd. (B)	3,600	17,536
Dorel Industries, Inc., Class B	1,800	9,034
DREAM Unlimited Corp., Class A	2,250	55,673
Dundee Precious Metals, Inc.	7,687	38,280
ECN Capital Corp.	16,900	72,342

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
E-L Financial Corp., Ltd.	100	$61,374
Eldorado Gold Corp. (A)	9,374	59,789
Element Fleet Management Corp.	20,269	211,319
Endeavour Silver Corp. (A)	6,945	21,798
Enerflex, Ltd. (B)	6,400	30,180
Enerplus Corp.	14,413	190,464
Enghouse Systems, Ltd.	1,800	39,756
Ensign Energy Services, Inc. (A)	9,800	25,657
EQB, Inc.	1,392	57,477
Equinox Gold Corp. (A)	12,552	55,973
ERO Copper Corp. (A)(B)	2,900	24,490
Evertz Technologies, Ltd.	1,900	19,263
Exchange Income Corp.	568	18,595
Exco Technologies, Ltd. (B)	1,500	9,311
Extendicare, Inc. (B)	6,230	33,202
Fiera Capital Corp. (B)	5,935	42,880
Finning International, Inc.	7,281	153,234
Firm Capital Mortgage Investment Corp.	1,100	9,836
First Majestic Silver Corp. (B)	9,281	66,550
First Majestic Silver Corp. (New York Stock Exchange)	1,582	11,359
First Mining Gold Corp. (A)(B)	39,000	6,363
First National Financial Corp. (B)	700	18,006
Fission Uranium Corp. (A)	19,500	9,241
Fortuna Silver Mines, Inc. (A)(B)	14,300	40,660
Freehold Royalties, Ltd.	7,229	71,549
Frontera Energy Corp. (A)	2,200	17,690
Galiano Gold, Inc. (A)(B)	6,600	2,718
Gamehost, Inc.	100	631
GDI Integrated Facility Services, Inc. (A)(B)	300	10,642
Gibson Energy, Inc.	8,598	159,242
goeasy, Ltd.	672	51,214
GoGold Resources, Inc. (A)	5,300	8,441
Gran Tierra Energy, Inc. (A)	25,166	28,935
Guardian Capital Group, Ltd., Class A	1,100	25,893
Hanfeng Evergreen, Inc. (A)(C)	200	0
Hardwoods Distribution, Inc.	800	17,564
Headwater Exploration, Inc. (A)	7,042	29,597
Heroux-Devtek, Inc. (A)	2,700	29,156
HEXO Corp. (A)(B)	3,660	768
High Liner Foods, Inc.	1,773	16,570
HLS Therapeutics, Inc.	700	6,618
Home Capital Group, Inc.	3,379	63,947
Hudbay Minerals, Inc.	12,257	49,992
i-80 Gold Corp. (A)	1,651	2,976
IAMGOLD Corp. (A)	29,827	47,966
IBI Group, Inc. (A)	1,700	19,018
Imperial Metals Corp. (A)	5,060	11,400
Information Services Corp.	800	13,070
Innergex Renewable Energy, Inc. (B)	9,900	133,056
Interfor Corp. (A)	3,520	70,936
International Petroleum Corp. (A)(B)	5,324	50,833
International Tower Hill Mines, Ltd. (A)	2,300	1,197
Intertape Polymer Group, Inc.	2,700	84,910
Jamieson Wellness, Inc. (D)	3,200	89,024
KAB Distribution, Inc. (A)(C)	7,076	0
Karora Resources, Inc. (A)	4,800	12,380
K-Bro Linen, Inc.	600	15,070
Kelt Exploration, Ltd. (A)	10,445	49,661
Keyera Corp. (B)	3,387	77,360
Kinaxis, Inc. (A)	1,068	115,296
Kingsway Financial Services, Inc. (A)	425	2,423
Knight Therapeutics, Inc. (A)	5,400	22,402
Labrador Iron Ore Royalty Corp. (B)	3,218	70,875
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Largo, Inc. (A)	780	$5,326
Lassonde Industries, Inc., Class A (B)	200	18,499
Laurentian Bank of Canada	2,414	72,540
Leon's Furniture, Ltd.	1,883	23,011
LifeWorks, Inc.	3,098	74,321
Linamar Corp.	2,366	100,250
Logistec Corp., Class B	700	22,590
Lucara Diamond Corp. (A)	25,184	11,935
Lundin Gold, Inc. (A)	2,800	20,099
MAG Silver Corp. (A)	2,268	27,680
Magellan Aerospace Corp.	900	5,251
Mainstreet Equity Corp. (A)	400	37,443
Major Drilling Group International, Inc. (A)	6,800	47,704
Manitok Energy, Inc. (A)(C)	16	0
Maple Leaf Foods, Inc.	3,940	77,472
Martinrea International, Inc.	4,603	29,716
Maverix Metals, Inc.	2,300	9,970
Medical Facilities Corp.	2,104	14,286
MEG Energy Corp. (A)	15,388	213,032
Melcor Developments, Ltd.	1,000	9,392
Methanex Corp.	3,089	117,997
Morguard Corp.	400	33,872
Mountain Province Diamonds, Inc. (A)	6,800	2,800
MTY Food Group, Inc.	742	29,543
Mullen Group, Ltd. (B)	5,582	48,960
New Gold, Inc. (A)	44,315	47,166
NFI Group, Inc. (B)	2,960	30,791
North American Construction Group, Ltd.	2,100	23,052
NuVista Energy, Ltd. (A)	15,505	124,310
Onex Corp.	906	45,117
Organigram Holdings, Inc. (A)	8,928	8,184
Osisko Gold Royalties, Ltd.	9,419	94,980
Osisko Mining, Inc. (A)	16,850	40,057
Pan American Silver Corp.	4,733	92,991
Paramount Resources, Ltd., Class A	5,173	123,538
Parex Resources, Inc.	7,016	118,823
Park Lawn Corp.	1,792	47,389
Parkland Corp. (B)	7,819	212,362
Pason Systems, Inc.	5,636	63,882
Peyto Exploration & Development Corp. (B)	10,197	95,379
Pizza Pizza Royalty Corp.	1,729	16,320
Polaris Infrastructure, Inc. (B)	1,500	22,689
Pollard Banknote, Ltd.	1,000	15,670
PolyMet Mining Corp. (A)(B)	1,185	3,222
PrairieSky Royalty, Ltd. (B)	9,727	122,494
Precision Drilling Corp. (A)	1,082	69,525
Premium Brands Holdings Corp.	2,400	173,940
Quarterhill, Inc. (B)	9,800	14,161
Questerre Energy Corp., Class A (A)(B)	19,444	3,550
Real Matters, Inc. (A)(B)	3,500	13,813
Recipe Unlimited Corp. (A)	1,300	12,624
RF Capital Group, Inc. (A)	185	2,065
Richelieu Hardware, Ltd.	2,800	73,263
Rogers Sugar, Inc.	6,474	30,429
Russel Metals, Inc. (B)	3,846	77,745
Sabina Gold & Silver Corp. (A)	20,475	16,861
Sandstorm Gold, Ltd.	10,731	63,692
Savaria Corp.	2,300	23,300
Seabridge Gold, Inc. (A)	4,830	59,850
Secure Energy Services, Inc.	15,677	73,075
ShawCor, Ltd. (A)	4,173	18,511
Sienna Senior Living, Inc.	3,606	36,391
Sierra Wireless, Inc. (A)(B)	2,600	60,900

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
SilverCrest Metals, Inc. (A)(B)	100	$611
Sleep Country Canada Holdings, Inc. (D)	2,113	39,430
SNC-Lavalin Group, Inc. (B)	8,443	145,221
Spin Master Corp. (A)(D)	1,400	45,691
Sprott, Inc.	1,329	46,172
Stantec, Inc.	1,088	47,663
Stelco Holdings, Inc. (B)	2,075	51,875
Stella-Jones, Inc.	2,400	60,597
Superior Plus Corp.	9,057	79,931
Surge Energy, Inc.	2,103	14,884
Tamarack Valley Energy, Ltd.	20,085	67,564
Taseko Mines, Ltd. (A)(B)	16,100	17,636
Tecsys, Inc.	609	15,845
TerraVest Industries, Inc.	600	10,712
The North West Company, Inc. (B)	4,006	103,605
Tidewater Midstream and Infrastructure, Ltd.	6,650	6,768
Timbercreek Financial Corp.	6,000	37,057
TLC Vision Corp. (A)(C)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	42,163
Total Energy Services, Inc.	3,132	18,176
TransAlta Corp.	13,082	149,297
TransAlta Renewables, Inc.	6,098	77,930
Transcontinental, Inc., Class A (B)	4,783	56,889
TransGlobe Energy Corp. (B)	600	2,046
Treasury Metals, Inc. (A)	1,301	394
Trevali Mining Corp. (A)	3,713	1,341
Trican Well Service, Ltd. (A)	26,009	74,560
Tricon Residential, Inc.	12,819	129,963
Trisura Group, Ltd. (A)	2,500	64,734
Turquoise Hill Resources, Ltd. (A)	5,450	145,988
Uni-Select, Inc. (A)(B)	3,401	75,566
Vecima Networks, Inc.	479	6,047
Vermilion Energy, Inc.	9,000	171,302
Wajax Corp.	1,300	20,310
Wesdome Gold Mines, Ltd. (A)	11,600	100,482
Western Copper & Gold Corp. (A)	5,400	7,425
Western Forest Products, Inc.	25,850	29,119
Westshore Terminals Investment Corp.	3,389	84,119
Whitecap Resources, Inc. (B)	31,480	218,638
WildBrain, Ltd. (A)	10,382	19,841
Winpak, Ltd.	1,577	53,894
Yamana Gold, Inc.	45,750	212,898
Yellow Pages, Ltd.	200	2,121
Zenith Capital Corp. (A)	1,700	136
		11,975,994
Chile - 0.0%
Aclara Resources, Inc. (A)	2,271	706
China - 0.1%
Fosun Tourism Group (A)(D)	11,400	19,406
Goodbaby International Holdings, Ltd. (A)	71,000	9,137
Yangzijiang Shipbuilding Holdings, Ltd.	40,900	27,388
		55,931
Denmark - 2.3%
ALK-Abello A/S (A)	7,347	127,992
Alm Brand A/S	39,967	58,877
Amagerbanken A/S (A)(C)	25,580	0
Asetek A/S (A)	1,629	3,263
Bang & Olufsen A/S (A)(B)	7,788	15,255
Bavarian Nordic A/S (A)(B)	3,556	118,303
Better Collective A/S (A)	2,021	27,029
CBrain A/S	389	9,313
Chemometec A/S	733	78,776
Columbus A/S	6,187	6,871
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
D/S Norden A/S	1,788	$62,290
Dfds A/S	2,172	66,183
FLSmidth & Company A/S	3,054	75,667
H Lundbeck A/S	13,764	66,846
H Lundbeck A/S, A Shares (A)	3,441	16,513
H+H International A/S, Class B (A)	1,146	21,438
INVISIO AB	1,065	15,330
ISS A/S (A)	7,129	113,658
Jeudan A/S	380	16,884
Jyske Bank A/S (A)	2,627	129,484
Lan & Spar Bank A/S	225	20,287
Matas A/S	2,910	30,381
Netcompany Group A/S (A)(D)	1,273	70,132
Nilfisk Holding A/S (A)	1,220	25,950
NKT A/S (A)	2,498	106,805
NNIT A/S (A)(D)	479	4,962
NTG Nordic Transport Group A/S (A)	635	22,662
Per Aarsleff Holding A/S	883	26,409
Ringkjoebing Landbobank A/S	1,302	142,466
Royal Unibrew A/S	2,434	216,621
Scandinavian Tobacco Group A/S (D)	3,178	62,298
Schouw & Company A/S	666	46,570
SimCorp A/S	1,934	140,386
Solar A/S, B Shares	410	35,195
SP Group A/S	368	16,280
Spar Nord Bank A/S	4,967	52,744
Sparekassen Sjaelland-Fyn A/S	507	10,554
Sydbank A/S	3,132	96,408
TCM Group A/S	507	5,215
The Drilling Company of 1972 A/S (A)	908	37,275
Tivoli A/S (A)	102	11,564
Topdanmark A/S	2,239	116,582
UIE PLC	128	37,998
Zealand Pharma A/S (A)	1,273	16,757
		2,382,473
Finland - 2.1%
Aktia Bank OYJ	4,499	43,048
Alma Media OYJ	1,962	20,205
Anora Group OYJ	138	1,119
BasWare OYJ (A)	538	22,499
Bittium OYJ	2,708	14,517
Cargotec OYJ, B Shares	2,007	53,130
Caverion OYJ	3,325	15,426
Citycon OYJ (A)	4,136	28,169
Enento Group OYJ (A)(D)	860	18,732
EQ OYJ	483	10,169
Finnair OYJ (A)(B)	44,891	19,336
Fiskars OYJ ABP	2,196	41,291
Harvia OYJ (B)	846	24,071
HKScan OYJ, A Shares	316	389
Huhtamaki OYJ	4,496	178,858
Kamux Corp.	1,688	13,789
Kemira OYJ	4,940	60,566
Kojamo OYJ	5,330	92,559
Konecranes OYJ	2,937	68,777
Lassila & Tikanoja OYJ	1,929	21,694
Lehto Group OYJ (A)	1,738	686
Marimekko OYJ	1,923	24,949
Metsa Board OYJ, B Shares	9,171	76,806
Multitude SE (A)	459	1,511
Musti Group OYJ (A)	1,222	21,927
Nokian Renkaat OYJ	6,368	70,236
Olvi OYJ, A Shares	721	24,367
Oma Saastopankki OYJ	490	10,588
Oriola OYJ, B Shares	9,290	18,485

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Orion OYJ, Class A	982	$43,693
Orion OYJ, Class B	4,918	220,104
Outokumpu OYJ	20,664	86,245
Pihlajalinna OYJ	1,193	14,403
Ponsse OYJ	543	14,375
QT Group OYJ (A)	770	57,149
Raisio OYJ, V Shares	8,267	16,809
Rapala VMC OYJ	908	6,323
Revenio Group OYJ	1,101	49,161
Rovio Entertainment OYJ (D)	1,642	11,325
Sanoma OYJ	4,094	57,044
Taaleri OYJ (B)	956	9,764
Talenom OYJ	637	6,458
Terveystalo OYJ (D)	4,887	52,289
TietoEVRY OYJ	4,031	99,911
Tokmanni Group Corp.	2,438	28,801
Uponor OYJ	2,530	35,111
Vaisala OYJ, A Shares	952	40,861
Valmet OYJ	8,819	217,330
Verkkokauppa.com OYJ	1,047	4,443
Wartsila OYJ ABP	8,565	67,139
WithSecure OYJ (A)	7,159	37,617
YIT OYJ	8,449	28,231
		2,202,485
France - 4.5%
ABC arbitrage	2,570	18,912
AKWEL	725	12,248
Albioma SA	1,751	91,494
ALD SA (B)(D)	5,575	65,283
Altamir	752	19,359
Alten SA	739	80,964
Assystem SA	763	26,611
Aubay	399	20,275
Axway Software SA	531	9,934
Bastide le Confort Medical (B)	256	9,477
Beneteau SA	2,839	28,825
Bigben Interactive	460	7,755
Boiron SA	274	11,818
Bonduelle SCA	1,027	16,749
Burelle SA	15	7,562
Casino Guichard Perrachon SA (A)(B)	2,173	28,166
Catana Group	1,588	10,431
Cegedim SA	495	11,335
CGG SA (A)	42,425	37,038
Chargeurs SA	1,491	23,189
Cie des Alpes (A)	998	15,043
Cie Plastic Omnium SA (B)	3,159	54,948
Claranova SE (A)	1,250	4,595
Coface SA	7,406	77,793
DBV Technologies SA (A)(B)	1,786	7,953
Derichebourg SA	6,625	38,491
Ekinops SAS (A)	1,302	8,424
Electricite de Strasbourg SA	31	3,251
Elior Group SA (A)(D)	8,308	18,583
Elis SA	9,898	132,440
Equasens	161	12,863
Eramet SA	565	59,164
ESI Group (A)	8	544
Etablissements Maurel et Prom SA (A)	6,372	29,689
Eurazeo SE	1,375	85,421
Eutelsat Communications SA	9,105	102,753
Exel Industries, A Shares	89	4,017
Faurecia SE (A)(B)	5,689	114,010
Fnac Darty SA	1,052	44,751
Gaztransport Et Technigaz SA	1,271	159,644
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Groupe Crit	163	$10,064
Guerbet	326	7,588
Haulotte Group SA	962	3,939
ID Logistics Group (A)	176	48,887
Imerys SA	1,845	56,476
Infotel SA	348	17,886
Ipsen SA	114	10,794
IPSOS	2,460	117,344
Jacquet Metals SACA	1,024	17,765
JCDecaux SA (A)	2,960	49,853
Kaufman & Broad SA	901	24,648
Korian SA (B)	3,776	56,911
Laurent-Perrier	110	11,237
Lectra	1,320	48,490
LISI	1,205	23,079
LNA Sante SA (B)	166	5,868
Lumibird (A)	632	11,521
Maisons du Monde SA (D)	1,925	19,247
Manitou BF SA	880	16,431
Manutan International	105	7,598
Mersen SA	1,171	35,132
Metropole Television SA	1,324	19,633
Nacon SA (A)	92	573
Neurones	659	24,610
Nexans SA	1,743	135,796
Nexity SA	1,974	53,006
NRJ Group	782	5,089
Orpea SA (B)	1,358	33,314
Plastivaloire	383	1,514
Quadient SA	2,171	36,978
Recylex SA (A)(C)	1,058	2,049
Rexel SA (A)	14,693	227,037
Robertet SA	7	6,218
Rothschild & Company	1,855	62,906
Rubis SCA (B)	5,054	118,870
Samse SA	48	8,662
Savencia SA	372	23,388
SCOR SE	7,559	162,815
SEB SA	201	19,398
SMCP SA (A)(D)	1,921	10,103
Societe BIC SA (B)	1,252	68,697
Societe LDC SA	212	19,826
Societe pour l'Informatique Industrielle	438	18,257
SOITEC (A)	755	108,449
Solocal Group (A)(B)	6,121	6,176
Somfy SA	326	42,436
Sopra Steria Group SACA	839	126,173
SPIE SA	6,716	146,566
Stef SA	202	17,527
Synergie SE	557	15,526
Technicolor SA (A)	9,713	28,771
Technip Energies NV	5,287	66,246
Television Francaise 1 (B)	3,803	26,979
Thermador Groupe	453	40,878
Tikehau Capital SCA (B)	2,057	41,849
Trigano SA	463	45,559
Ubisoft Entertainment SA (A)	4,441	195,864
Valeo (B)	9,376	182,701
Vallourec SA (A)	7,163	85,861
Verallia SA (D)	2,919	69,995
Vetoquinol SA	297	36,255
Vicat SA	1,201	33,240
VIEL & Cie SA	3,220	17,887
Vilmorin & Cie SA	614	25,932
Virbac SA	232	90,715

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Wavestone	331	$15,206
Xilam Animation SA (A)	215	8,572
		4,646,662
Gabon - 0.0%
Totalenergies EP Gabon	20	3,127
Georgia - 0.1%
Bank of Georgia Group PLC	2,491	39,638
Georgia Capital PLC (A)	1,145	8,454
TBC Bank Group PLC	239	3,678
		51,770
Germany - 5.7%
1&1 AG	2,192	41,529
7C Solarparken AG	3,210	15,674
Aareal Bank AG	2,902	87,035
Adesso SE	207	31,848
ADVA Optical Networking SE, Tender Offer (A)(B)	3,719	50,370
All for One Group SE	130	7,515
Allgeier SE	498	17,570
Amadeus Fire AG	264	33,059
Atoss Software AG	218	27,732
Aurubis AG	1,823	124,394
Auto1 Group SE (A)(D)	1,238	9,117
Basler AG	162	13,032
BayWa AG	1,025	45,517
Bechtle AG	1,695	69,622
Bertrandt AG	394	14,814
Bijou Brigitte AG (A)	340	8,977
Bilfinger SE	1,781	52,342
Borussia Dortmund GmbH & Company KGaA (A)(B)	4,276	16,108
CANCOM SE	2,024	68,382
CECONOMY AG	8,144	22,832
CENIT AG	446	7,438
Cewe Stiftung & Company KGAA	268	22,647
Commerzbank AG (A)	11,272	79,977
CompuGroup Medical SE & Company KGaA	1,368	58,427
CropEnergies AG	1,544	20,598
CTS Eventim AG & Company KGaA (A)	713	37,610
Dermapharm Holding SE	849	42,309
Deutsche Beteiligungs AG	1,067	28,359
Deutsche EuroShop AG	2,527	58,974
Deutsche Lufthansa AG (A)(B)	3,472	20,451
Deutsche Pfandbriefbank AG (D)	7,700	69,554
Deutz AG	7,260	28,208
DIC Asset AG	3,005	33,249
Dr. Hoenle AG	420	10,524
Draegerwerk AG & Company KGaA	82	3,636
Duerr AG	2,558	59,314
Eckert & Ziegler Strahlen- und Medizintechnik AG	808	31,054
Elmos Semiconductor SE	215	8,256
ElringKlinger AG	2,576	19,525
Encavis AG	4,719	86,717
Energiekontor AG	454	36,675
Fielmann AG	1,241	61,994
First Sensor AG	433	24,237
flatexDEGIRO AG (A)	2,072	19,807
Fraport AG Frankfurt Airport Services Worldwide (A)	1,626	71,109
Freenet AG	7,380	184,045
Fuchs Petrolub SE	1,405	34,447
GEA Group AG	3,703	128,376
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Gerresheimer AG (B)	1,697	$110,861
GFT Technologies SE	961	38,257
GRENKE AG (B)	500	12,319
H&R GmbH & Company KGaA (A)	1,324	7,962
Hamburger Hafen und Logistik AG	1,330	18,890
Heidelberger Druckmaschinen AG (A)(B)	18,003	27,132
Hensoldt AG	1,681	42,346
HOCHTIEF AG	1,234	60,496
Hornbach Holding AG & Company KGaA	497	40,899
HUGO BOSS AG	3,165	167,599
Hypoport SE (A)	149	29,718
Indus Holding AG	975	22,783
Instone Real Estate Group SE (D)	2,299	27,263
Jenoptik AG	2,990	67,256
JOST Werke AG (D)	517	19,352
K+S AG	10,593	257,812
Kloeckner & Company SE	5,538	42,576
Koenig & Bauer AG (A)	912	13,162
Krones AG	775	59,429
KWS Saat SE & Company KGaA	607	36,062
LANXESS AG	4,346	156,864
Leifheit AG	437	9,088
Leoni AG (A)(B)	2,398	17,357
Manz AG (A)(B)	233	9,700
Medigene AG (A)	760	1,866
METRO AG (A)	4,917	41,710
MLP SE	5,864	35,119
Nagarro SE (A)	394	44,950
New Work SE	128	18,242
Nexus AG	866	45,359
Nordex SE (A)	6,207	53,247
Norma Group SE	1,576	35,322
OHB SE	399	14,525
PATRIZIA AG	2,719	32,260
Pfeiffer Vacuum Technology AG	256	40,334
PNE AG (B)	3,180	44,393
ProSiebenSat.1 Media SE	10,428	96,992
PSI Software AG	815	24,420
PVA TePla AG (A)	629	12,114
q.beyond AG (A)	6,549	7,675
Rheinmetall AG	2,219	512,037
SAF-Holland SE	3,149	20,928
Salzgitter AG	1,978	48,368
Scout24 SE (D)	2,754	141,874
Secunet Security Networks AG	53	15,841
SGL Carbon SE (A)	3,072	19,403
Siltronic AG	981	73,426
Sirius Real Estate, Ltd.	53,591	58,327
Sixt SE	694	71,537
SMA Solar Technology AG (A)	563	22,950
Software AG	2,610	86,547
STRATEC SE	407	37,386
Stroeer SE & Company KGaA	1,454	65,680
Suedzucker AG	3,535	57,238
SUESS MicroTec SE	1,803	25,566
TAG Immobilien AG	7,456	85,367
Takkt AG	1,848	29,123
TeamViewer AG (A)(D)	5,472	54,721
Technotrans SE	530	14,747
thyssenkrupp AG (A)	16,532	94,271
Traffic Systems SE	364	8,453
United Internet AG	3,257	93,359
va-Q-Tec AG (A)(B)	318	4,074
Varta AG	741	62,076
VERBIO Vereinigte BioEnergie AG	1,482	74,660

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Vitesco Technologies Group AG (A)	583	$22,643
Vossloh AG	859	27,462
Wacker Neuson SE	2,039	35,382
Washtec AG	611	28,536
Westwing Group SE (A)(B)	385	2,873
Wuestenrot & Wuerttembergische AG	1,566	27,793
Zeal Network SE	809	31,844
		5,843,189
Gibraltar - 0.0%
888 Holdings PLC	15,858	32,377
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	64
TT Hellenic Postbank SA (A)(C)	12,594	0
		64
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(C)	4,994	139
Hong Kong - 2.6%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	0
Aidigong Maternal & Child Health, Ltd. (A)	108,000	6,670
Allied Group, Ltd.	120,000	37,513
APAC Resources, Ltd.	18,475	2,902
Apollo Future Mobility Group, Ltd. (A)	56,000	2,435
Asia Financial Holdings, Ltd.	14,000	6,138
ASM Pacific Technology, Ltd.	11,500	97,879
Associated International Hotels, Ltd.	28,000	41,039
BOE Varitronix, Ltd.	28,000	56,454
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	12,860
Burwill Holdings, Ltd. (A)(C)	292,000	1,191
Cafe de Coral Holdings, Ltd.	18,000	28,959
Cathay Pacific Airways, Ltd. (A)	52,000	57,097
Central Holding Group Company, Ltd. (A)	5,000	10,384
Chen Hsong Holdings	10,000	2,959
Cheuk Nang Holdings, Ltd.	3,708	1,062
China Energy Development Holdings, Ltd. (A)	634,000	11,725
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
China Strategic Holdings, Ltd. (A)	885,000	4,196
Chinese Estates Holdings, Ltd. (A)	22,000	6,268
Chow Sang Sang Holdings International, Ltd.	22,000	24,565
Chuang's Consortium International, Ltd.	30,948	4,013
CITIC Telecom International Holdings, Ltd.	59,000	19,539
CMBC Capital Holdings, Ltd.	10,750	2,878
C-Mer Eye Care Holdings, Ltd. (A)	18,000	11,308
Crystal International Group, Ltd. (D)	19,000	6,570
CSI Properties, Ltd.	245,066	5,935
Dah Sing Banking Group, Ltd.	18,000	14,615
Dah Sing Financial Holdings, Ltd.	6,520	18,635
Dynamic Holdings, Ltd.	8,000	10,119
EC Healthcare	13,000	13,118
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	1,369
Emperor Entertainment Hotel, Ltd.	40,000	2,703
Emperor International Holdings, Ltd.	97,333	10,167
Esprit Holdings, Ltd. (A)	176,850	31,910
Fairwood Holdings, Ltd.	3,500	6,327
Far East Consortium International, Ltd.	87,695	27,982
First Pacific Company, Ltd.	146,000	56,751
Giordano International, Ltd.	82,000	19,420
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
GR Properties, Ltd. (A)	82,000	$11,603
Great Eagle Holdings, Ltd.	10,516	23,596
G-Resources Group, Ltd.	33,580	10,289
Guotai Junan International Holdings, Ltd.	207,000	24,592
Haitong International Securities Group, Ltd.	125,477	17,920
Hang Lung Group, Ltd.	31,000	58,515
Hanison Construction Holdings, Ltd.	27,441	4,069
Harbour Centre Development, Ltd. (A)	38,000	33,805
HKBN, Ltd.	36,000	40,874
HKR International, Ltd.	51,920	19,177
Hong Kong Ferry Holdings Company, Ltd.	29,000	25,356
Hong Kong Technology Venture Company, Ltd.	28,000	22,075
Hongkong Chinese, Ltd.	66,000	5,287
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	7,583
Hutchison Port Holdings Trust	161,400	37,966
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	15,303
Hysan Development Company, Ltd.	25,000	75,423
Johnson Electric Holdings, Ltd.	20,883	27,105
K Wah International Holdings, Ltd.	80,000	29,458
Kerry Logistics Network, Ltd.	24,000	51,622
Kerry Properties, Ltd.	28,500	79,253
Kingston Financial Group, Ltd. (A)	38,000	1,132
Kowloon Development Company, Ltd.	22,000	27,215
Lai Sun Development Company, Ltd. (A)	22,980	13,153
Landing International Development, Ltd. (A)	75,600	2,133
Langham Hospitality Investments, Ltd.	22,500	2,757
Lifestyle International Holdings, Ltd. (A)	25,000	10,125
Lippo China Resources, Ltd.	36,000	518
Liu Chong Hing Investment, Ltd.	16,000	15,048
Luk Fook Holdings International, Ltd.	15,000	38,713
Man Wah Holdings, Ltd.	83,200	89,839
Mandarin Oriental International, Ltd. (A)	8,000	15,117
Mason Group Holdings, Ltd. (A)	1,548,800	4,515
Melco International Development, Ltd. (A)	33,000	24,446
MH Development, Ltd. (A)(C)	16,000	1,064
Midland Holdings, Ltd. (A)	34,734	3,331
Miramar Hotel & Investment	15,000	27,023
Modern Dental Group, Ltd.	20,000	8,084
NewOcean Energy Holdings, Ltd. (A)(C)	66,000	295
Nissin Foods Company, Ltd.	22,000	14,723
NWS Holdings, Ltd.	64,000	60,810
Oriental Watch Holdings	18,000	10,559
Oshidori International Holdings, Ltd. (A)	204,000	12,353
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	91,885
Pacific Century Premium Developments, Ltd. (A)	2,376	151
Pacific Textiles Holdings, Ltd.	42,000	16,790
Paliburg Holdings, Ltd. (A)	46,000	11,466
PC Partner Group, Ltd.	12,000	10,964
PCCW, Ltd.	156,590	82,784
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	17,233
Pico Far East Holdings, Ltd.	60,000	8,579
Public Financial Holdings, Ltd.	24,000	7,540
Regal Hotels International Holdings, Ltd. (A)	36,000	14,812
Regina Miracle International Holdings, Ltd. (D)	17,000	11,334
Sa Sa International Holdings, Ltd. (A)	48,000	8,820

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Shangri-La Asia, Ltd. (A)	46,000	$37,317
Shenwan Hongyuan HK, Ltd. (A)	20,000	1,730
Shun Tak Holdings, Ltd. (A)	80,250	16,103
Singamas Container Holdings, Ltd.	114,000	17,359
SJM Holdings, Ltd. (A)(B)	95,000	43,190
SmarTone Telecommunications Holdings, Ltd.	31,500	16,619
Solomon Systech International, Ltd.	72,000	5,338
South China Holdings Company, Ltd. (A)	640,000	5,401
Stella International Holdings, Ltd.	20,000	19,085
Sun Hung Kai & Company, Ltd.	45,000	21,053
SUNeVision Holdings, Ltd.	31,000	23,673
Tao Heung Holdings, Ltd.	14,000	1,553
Television Broadcasts, Ltd. (A)	19,100	10,518
Texhong Textile Group, Ltd.	11,000	11,632
Texwinca Holdings, Ltd.	60,000	11,354
The Bank of East Asia, Ltd.	24,511	34,493
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	29,426
The United Laboratories International Holdings, Ltd.	42,000	24,987
Town Health International Medical Group, Ltd. (A)	261,361	15,424
Tradelink Electronic Commerce, Ltd.	50,000	6,692
Transport International Holdings, Ltd.	11,721	17,655
Upbest Group, Ltd.	164,000	12,008
Value Partners Group, Ltd.	40,000	15,099
Vitasoy International Holdings, Ltd.	34,000	59,599
VSTECS Holdings, Ltd.	47,200	37,850
VTech Holdings, Ltd.	6,900	54,338
Wai Kee Holdings, Ltd.	24,000	9,916
Wealthking Investments, Ltd. (A)	32,000	1,811
Wing On Company International, Ltd.	4,000	8,555
Wing Tai Properties, Ltd.	70,000	35,892
Yue Yuen Industrial Holdings, Ltd.	30,000	39,068
Yunfeng Financial Group, Ltd. (A)	26,000	4,810
Zensun Enterprises, Ltd. (A)(B)	21,000	8,287
Zhaobangji Properties Holdings, Ltd. (A)	88,000	4,995
		2,624,667
Ireland - 0.8%
AIB Group PLC	19,415	44,311
Bank of Ireland Group PLC	13,093	82,756
Bank of Ireland Group PLC (London Stock Exchange)	33,477	211,151
C&C Group PLC (A)	22,471	50,598
Cairn Homes PLC	24,718	25,805
COSMO Pharmaceuticals NV (B)	753	36,904
Dalata Hotel Group PLC (A)	6,155	22,451
FBD Holdings PLC	1,936	19,560
Glanbia PLC	8,083	87,765
Glenveagh Properties PLC (A)(D)	24,326	23,788
Grafton Group PLC, CHESS Depositary Interest	11,437	108,644
Greencore Group PLC (A)	23,830	28,822
Hostelworld Group PLC (A)(D)	3,065	3,493
Irish Continental Group PLC	5,309	19,765
Keywords Studios PLC	1,019	27,223
Permanent TSB Group Holdings PLC (A)	5,786	8,015
		801,051
Isle of Man - 0.1%
Hansard Global PLC	6,816	3,567
Playtech PLC (A)	15,546	102,843
Strix Group PLC	6,042	12,309
		118,719
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel - 1.9%
Adgar Investment and Development, Ltd. (B)	4,535	$8,564
AFI Properties, Ltd.	603	29,108
Africa Israel Residences, Ltd.	355	18,406
Airport City, Ltd. (A)	1	10
Allot, Ltd. (A)	2,103	10,607
Alrov Properties and Lodgings, Ltd.	399	24,909
Arad, Ltd.	787	9,538
Ashtrom Group, Ltd.	2,084	46,143
AudioCodes, Ltd.	1,729	38,107
Aura Investments, Ltd.	10,003	18,428
Automatic Bank Services, Ltd.	1,109	6,687
Azorim-Investment Development & Construction Company, Ltd.	3,848	14,539
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	10,340
BioLine RX, Ltd. (A)	48,850	4,205
Blue Square Real Estate, Ltd.	215	14,864
Carasso Motors, Ltd.	2,020	9,873
Cellcom Israel, Ltd. (A)	4,807	23,786
Clal Biotechnology Industries, Ltd. (A)	1	0
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	35,195
Danel Adir Yeoshua, Ltd.	253	32,051
Delek Automotive Systems, Ltd.	1,858	20,287
Delek Group, Ltd. (A)	438	56,905
Delta Galil Industries, Ltd.	618	30,481
Dor Alon Energy in Israel 1988, Ltd.	420	15,173
Duniec Brothers, Ltd.	142	7,676
Electra Consumer Products 1970, Ltd.	445	18,784
Electra Real Estate, Ltd.	1,543	21,825
Electra, Ltd.	45	25,102
Energix-Renewable Energies, Ltd.	8,191	24,967
Enlight Renewable Energy, Ltd. (A)	39,786	76,159
Equital, Ltd. (A)	992	31,484
Fattal Holdings 1998, Ltd. (A)	237	24,808
Formula Systems 1985, Ltd.	549	49,797
Fox Wizel, Ltd.	488	55,718
Gav-Yam Lands Corp., Ltd.	3,034	25,267
Gilat Satellite Networks, Ltd. (A)	1,452	8,750
Hamat Group, Ltd.	1,230	11,432
Harel Insurance Investments & Financial Services, Ltd.	3,958	38,767
Hilan, Ltd.	803	42,474
IDI Insurance Company, Ltd.	440	11,490
Ilex Medical, Ltd.	211	7,602
Infinya, Ltd.	244	19,441
Inrom Construction Industries, Ltd.	4,264	18,843
Isracard, Ltd.	6,691	23,949
Israel Canada T.R, Ltd.	6,076	23,572
Israel Discount Bank, Ltd., Class A	1	4
Israel Land Development - Urban Renewal, Ltd.	789	12,154
Isras Investment Company, Ltd.	142	27,234
Issta Lines, Ltd.	219	5,943
Kamada, Ltd. (A)	1,616	7,369
Kerur Holdings, Ltd.	418	10,092
Levinstein Properties, Ltd.	267	7,156
M Yochananof & Sons, Ltd.	155	9,316
Magic Software Enterprises, Ltd.	1,349	23,713
Malam - Team, Ltd.	476	10,233
Matrix IT, Ltd.	1,608	37,471
Maytronics, Ltd.	960	13,600
Mediterranean Towers, Ltd.	4,044	10,985
Mega Or Holdings, Ltd.	757	22,929

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Mehadrin, Ltd. (A)	15	$655
Menora Mivtachim Holdings, Ltd. (A)	1,766	32,557
Migdal Insurance & Financial Holdings, Ltd.	27,734	41,408
Mivtach Shamir Holdings, Ltd.	397	9,711
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	13,444
Nawi Brothers, Ltd.	1,396	10,783
Neto Malinda Trading, Ltd. (A)	451	18,159
Neto ME Holdings, Ltd.	273	14,829
Novolog, Ltd.	20,186	18,096
Oil Refineries, Ltd.	102,102	36,688
One Software Technologies, Ltd.	1,700	26,946
OPC Energy, Ltd. (A)	1	9
Partner Communications Company, Ltd. (A)	6,688	47,764
Paz Oil Company, Ltd. (A)	525	63,148
Perion Network, Ltd. (A)	1,368	25,124
Plasson Industries, Ltd.	241	12,565
Plus500, Ltd.	4,668	95,133
Prashkovsky Investments & Construction, Ltd.	318	9,954
Priortech, Ltd. (A)	398	9,053
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	32,185
Sano-Brunos Enterprises, Ltd.	145	12,395
Scope Metals Group, Ltd.	377	16,497
Shikun & Binui, Ltd. (A)	1	4
Summit Real Estate Holdings, Ltd.	2,363	37,866
Tadiran Group, Ltd.	86	11,517
Tel Aviv Stock Exchange, Ltd.	3,160	14,432
Telsys, Ltd.	149	6,931
Tera Light, Ltd. (A)	1,766	2,806
Tiv Taam Holdings 1, Ltd.	3,848	7,941
Tremor International, Ltd. (A)	2,825	12,073
YH Dimri Construction & Development, Ltd.	285	21,914
		1,906,899
Italy - 3.4%
A2A SpA	85,615	108,948
ACEA SpA	2,494	36,972
Anima Holding SpA (D)	14,880	54,719
Aquafil SpA	969	6,369
Arnoldo Mondadori Editore SpA	12,613	22,637
Ascopiave SpA	4,243	12,852
Avio SpA	877	10,109
Azimut Holding SpA	6,169	107,378
Banca Carige SpA (A)(B)	12,683	10,558
Banca Generali SpA (A)(B)	3,053	86,440
Banca IFIS SpA	1,607	22,868
Banca Mediolanum SpA	10,812	71,335
Banca Popolare di Sondrio SpA	25,315	87,444
Banca Profilo SpA	24,032	4,905
Banco BPM SpA	92,714	264,670
Banco di Desio e della Brianza SpA	2,610	8,211
BasicNet SpA	1,571	9,526
BFF Bank SpA (D)	8,562	57,619
BPER Banca	48,081	79,254
Brembo SpA	7,094	69,170
Brunello Cucinelli SpA	2,232	100,812
Buzzi Unicem SpA	4,670	76,656
Cairo Communication SpA	4,712	8,520
Carel Industries SpA (D)	1,608	31,986
Cementir Holding NV	4,165	27,061
CIR SpA-Compagnie Industriali (A)	60,979	25,760
Credito Emiliano SpA	6,238	34,416
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Danieli & C Officine Meccaniche SpA	788	$16,194
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	29,850
De' Longhi SpA	2,969	55,364
DeA Capital SpA (A)	4,665	5,402
doValue SpA (D)	1,965	11,633
Enav SpA (A)(D)	5,063	21,237
ERG SpA	2,919	91,001
Esprinet SpA	2,412	17,313
Eurotech SpA (A)(B)	1,562	4,637
Fila SpA	2,245	19,583
Fincantieri SpA (A)(B)	18,635	10,339
Garofalo Health Care SpA (A)	1,776	7,480
Geox SpA (A)(B)	8,390	6,500
Gruppo MutuiOnline SpA	1,697	43,001
Hera SpA	41,143	119,222
Illimity Bank SpA (A)	5,067	55,335
IMMSI SpA	6,756	2,670
Iren SpA	30,720	67,212
Italgas SpA	28,233	164,750
Italmobiliare SpA	1,039	28,735
Juventus Football Club SpA (A)	58,044	22,046
Leonardo SpA	22,812	231,447
Maire Tecnimont SpA (B)	10,323	29,745
MFE-MediaForEurope NV, Class A (A)(B)	18,917	8,682
MFE-MediaForEurope NV, Class B (B)	18,917	13,341
OVS SpA (D)	11,708	19,160
Pharmanutra SpA	268	16,938
Piaggio & C SpA	11,658	27,358
Piovan SpA (D)	884	7,849
Pirelli & C. SpA (D)	21,885	89,073
Prima Industrie SpA	178	2,597
RAI Way SpA (D)	5,678	30,369
Reply SpA	1,178	143,306
Sabaf SpA	338	8,320
SAES Getters SpA	409	9,121
SAES Getters SpA, Savings Shares	538	8,095
Safilo Group SpA (A)	15,794	20,508
Saipem SpA (A)(B)	640	1,719
Salvatore Ferragamo SpA	2,452	37,879
Saras SpA (A)	52,469	76,553
Sesa SpA	391	49,820
Sogefi SpA (A)	3,551	3,074
SOL SpA	2,802	48,397
Tamburi Investment Partners SpA	7,892	60,726
Technogym SpA (D)	6,815	44,562
Tinexta SpA	1,069	25,044
Tod's SpA (A)	590	18,415
Unieuro SpA (B)(D)	1,088	16,962
Unipol Gruppo SpA	22,660	103,216
UnipolSai Assicurazioni SpA	9,024	21,641
Webuild SpA (B)	14,544	22,626
Wiit SpA	745	13,634
Zignago Vetro SpA	1,669	20,387
		3,467,263
Japan - 22.9%
A&D HOLON Holdings Company, Ltd.	900	6,000
Access Company, Ltd. (A)	2,300	12,637
Achilles Corp.	1,000	9,903
Adastria Company, Ltd.	920	15,227
ADEKA Corp.	4,700	81,227
Ad-sol Nissin Corp. (B)	800	8,998
Advan Group Company, Ltd.	1,000	5,816
Aeon Delight Company, Ltd.	800	17,520
Aeon Fantasy Company, Ltd.	400	7,929

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
AEON Financial Service Company, Ltd.	5,300	$50,040
Aeon Hokkaido Corp.	1,800	14,446
Aeria, Inc. (B)	700	1,947
Ai Holdings Corp.	1,900	21,763
Aica Kogyo Company, Ltd.	1,800	37,680
Aichi Corp.	3,200	20,211
Aichi Steel Corp.	700	10,747
Aichi Tokei Denki Company, Ltd.	900	8,989
Aida Engineering, Ltd.	4,500	30,152
Aiful Corp.	15,500	40,006
Ain Holdings, Inc.	1,100	58,900
Aiphone Company, Ltd.	600	7,648
Airport Facilities Company, Ltd.	1,200	4,726
Airtrip Corp. (A)	900	16,967
Aisan Industry Company, Ltd.	2,500	13,135
Aizawa Securities Group Company, Ltd.	2,400	12,745
Akatsuki, Inc.	400	8,023
Akebono Brake Industry Company, Ltd. (A)	9,400	10,724
Albis Company, Ltd.	500	8,126
Alconix Corp.	1,600	15,135
Alpen Company, Ltd. (B)	1,100	16,414
Alps Alpine Company, Ltd.	8,800	89,421
Altech Corp.	1,100	14,455
Amano Corp.	2,200	38,069
Amuse, Inc.	400	5,683
Amvis Holdings, Inc.	600	16,783
Anest Iwata Corp.	1,800	12,030
Anicom Holdings, Inc.	3,700	17,669
Anritsu Corp.	5,700	61,712
AOKI Holdings, Inc.	3,100	15,926
Aoyama Trading Company, Ltd.	2,500	16,625
Aoyama Zaisan Networks Company, Ltd. (B)	1,100	8,207
Aozora Bank, Ltd.	1,300	25,299
Arakawa Chemical Industries, Ltd.	1,400	10,228
Arata Corp.	700	20,159
Arcland Service Holdings Company, Ltd. (B)	1,000	15,508
Arcs Company, Ltd.	2,125	31,372
Arealink Company, Ltd.	500	5,474
Argo Graphics, Inc.	1,000	23,664
Arisawa Manufacturing Company, Ltd.	2,900	21,364
ARTERIA Networks Corp.	1,600	14,433
ArtSpark Holdings, Inc. (B)	3,200	16,049
Aruhi Corp. (B)	1,800	13,461
As One Corp.	700	27,656
Asahi Company, Ltd.	800	7,551
Asahi Diamond Industrial Company, Ltd.	3,900	18,102
Asahi Holdings, Inc.	3,600	56,482
Asahi Yukizai Corp.	1,200	17,689
Asanuma Corp.	700	27,650
Asia Pile Holdings Corp.	3,300	11,145
ASKA Pharmaceutical Holdings Company, Ltd.	1,600	11,848
ASKUL Corp.	2,000	23,903
Atrae, Inc. (A)	600	7,712
Atsugi Company, Ltd. (A)	1,200	4,511
Autobacs Seven Company, Ltd.	3,000	30,909
Aval Data Corp.	600	12,147
Avant Corp.	900	8,924
Avex, Inc.	900	8,939
Axell Corp.	100	577
Axial Retailing, Inc.	800	18,398
Bando Chemical Industries, Ltd.	2,500	16,981
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Bank of the Ryukyus, Ltd.	3,000	$17,478
Belc Company, Ltd.	500	19,073
Bell System24 Holdings, Inc.	2,400	24,577
Belluna Company, Ltd.	3,300	18,149
Benesse Holdings, Inc.	3,700	59,873
Bengo4.com, Inc. (A)(B)	300	8,493
Bic Camera, Inc.	3,500	30,220
BML, Inc.	1,000	26,000
Bourbon Corp.	500	7,924
Br. Holdings Corp.	2,300	5,424
BrainPad, Inc. (A)	900	6,608
Broadleaf Company, Ltd.	4,600	15,019
Bunka Shutter Company, Ltd.	5,000	36,784
Business Brain Showa-Ota, Inc.	700	7,105
C Uyemura & Company, Ltd.	800	30,298
CAC Holdings Corp.	900	9,114
Can Do Company, Ltd. (B)	90	1,430
Canon Electronics, Inc.	1,700	19,176
Carenet, Inc. (B)	1,200	8,156
Carlit Holdings Company, Ltd.	2,100	10,524
Cawachi, Ltd. (B)	900	14,236
CellSource Company, Ltd. (A)(B)	600	17,095
Central Automotive Products, Ltd.	500	8,658
Central Glass Company, Ltd.	1,900	43,263
Central Security Patrols Company, Ltd.	700	13,982
Central Sports Company, Ltd.	600	11,043
Ceres, Inc.	600	5,152
Charm Care Corp. KK	1,000	7,064
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	12,525
Chino Corp.	400	4,881
Chiyoda Company, Ltd.	800	4,569
Chiyoda Corp. (A)	9,100	28,656
Chiyoda Integre Company, Ltd.	800	11,327
Chofu Seisakusho Company, Ltd.	1,700	22,117
Chori Company, Ltd.	1,200	17,302
Chubu Shiryo Company, Ltd.	2,000	15,413
Chudenko Corp.	1,900	29,918
Chuetsu Pulp & Paper Company, Ltd.	500	3,341
Chugai Ro Company, Ltd.	500	6,150
Chugoku Marine Paints, Ltd.	4,000	25,983
CI Takiron Corp.	3,000	11,927
Citizen Watch Company, Ltd.	16,000	65,090
CKD Corp.	2,400	30,665
Cleanup Corp.	2,100	8,875
CMIC Holdings Company, Ltd.	1,200	12,699
CMK Corp.	3,700	11,687
COLOPL, Inc.	3,200	15,463
Colowide Company, Ltd.	2,500	33,897
Computer Engineering & Consulting, Ltd.	1,800	15,221
Comture Corp.	1,000	19,558
CONEXIO Corp.	1,300	12,708
COOKPAD, Inc. (A)	2,700	4,024
Corona Corp.	300	1,810
Cosel Company, Ltd.	1,200	7,243
Cosmo Energy Holdings Company, Ltd.	2,900	79,968
Cota Company, Ltd.	532	5,926
CRE, Inc.	800	9,984
Create Restaurants Holdings, Inc.	4,200	28,962
Create SD Holdings Company, Ltd.	1,700	37,494
Credit Saison Company, Ltd.	8,100	92,953
Cresco, Ltd.	800	11,087
CROOZ, Inc. (A)	600	3,381
CTS Company, Ltd.	1,900	11,193
Curves Holdings Company, Ltd.	2,000	9,764

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Cybozu, Inc.	900	$6,263
Dai Nippon Toryo Company, Ltd.	1,200	6,266
Daicel Corp.	9,100	56,256
Dai-Dan Company, Ltd.	1,000	15,533
Daido Metal Company, Ltd.	1,900	7,292
Daido Steel Company, Ltd.	1,300	33,482
Daidoh, Ltd. (A)	2,000	1,995
Daihen Corp.	1,100	34,126
Daiho Corp. (B)	800	27,142
Daiichi Jitsugyo Company, Ltd.	400	9,852
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	15,650
Daiken Corp.	1,000	13,542
Daiken Medical Company, Ltd.	400	1,440
Daiki Aluminium Industry Company, Ltd.	3,000	26,414
Daikoku Denki Company, Ltd.	800	7,301
Daikokutenbussan Company, Ltd. (B)	300	8,623
Daikyonishikawa Corp.	1,900	7,296
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	3,876
Daio Paper Corp.	2,200	23,020
Daiseki Company, Ltd.	2,160	67,429
Daishi Hokuetsu Financial Group, Inc.	2,200	40,721
Daishinku Corp.	1,600	10,654
Daito Pharmaceutical Company, Ltd.	700	14,365
Daitron Company, Ltd.	600	7,880
Daiwa Industries, Ltd.	2,000	16,190
Daiwabo Holdings Company, Ltd.	4,000	52,247
DCM Holdings Company, Ltd.	6,500	49,805
DeNA Company, Ltd.	4,300	60,054
Densan System Holdings Company, Ltd.	700	11,712
Denyo Company, Ltd.	900	10,563
Dexerials Corp.	3,500	93,415
DIC Corp.	2,000	35,506
Digital Arts, Inc.	700	30,392
Digital Garage, Inc.	1,600	43,358
Digital Hearts Holdings Company, Ltd.	900	11,456
Digital Holdings, Inc.	600	5,400
Dip Corp.	2,200	61,224
Direct Marketing MiX, Inc.	900	11,466
DKK Company, Ltd.	1,000	17,175
DKS Company, Ltd.	400	6,316
DMG Mori Company, Ltd.	4,600	57,211
Doshisha Company, Ltd.	1,700	19,687
Doutor Nichires Holdings Company, Ltd.	2,300	26,142
DTS Corp.	1,800	40,113
Duskin Company, Ltd.	2,100	44,797
DyDo Group Holdings, Inc.	700	25,989
Eagle Industry Company, Ltd.	2,200	15,845
Earth Corp.	800	30,677
Ebara Jitsugyo Company, Ltd.	800	13,033
Ebase Company, Ltd.	1,200	4,706
EDION Corp.	5,000	46,950
EF-ON, Inc.	1,500	6,058
eGuarantee, Inc.	2,700	42,902
E-Guardian, Inc.	900	18,747
Eiken Chemical Company, Ltd.	1,800	23,731
Eizo Corp.	800	22,264
Elan Corp.	2,800	21,612
Elecom Company, Ltd.	1,600	18,017
Elematec Corp.	1,400	12,980
Enigmo, Inc.	2,400	8,489
en-japan, Inc.	2,100	27,522
Enplas Corp.	600	14,071
eRex Company, Ltd.	1,900	30,796
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ES-Con Japan, Ltd. (B)	1,500	$8,476
ESPEC Corp.	1,600	20,349
Exedy Corp.	1,900	24,102
Ezaki Glico Company, Ltd. (B)	1,900	55,043
FCC Company, Ltd.	2,200	21,871
FDK Corp. (A)	1,100	6,409
Feed One Company, Ltd.	1,600	8,050
Ferrotec Holdings Corp.	2,900	55,517
FIDEA Holdings Company, Ltd.	2,140	20,314
Fields Corp.	1,500	10,015
Financial Products Group Company, Ltd.	1,800	12,048
Fixstars Corp.	2,000	14,032
Foster Electric Company, Ltd.	2,100	11,320
FP Corp.	1,200	25,093
France Bed Holdings Company, Ltd.	2,200	14,715
Fronteo, Inc. (B)	1,900	13,371
Fudo Tetra Corp.	1,080	12,294
Fuji Company, Ltd.	1,400	21,881
Fuji Corp. (Aichi)	2,600	38,354
Fuji Corp., Ltd.	1,300	6,281
Fuji Kyuko Company, Ltd.	900	27,913
Fuji Media Holdings, Inc.	2,000	16,940
Fuji Oil Company, Ltd. (A)	4,400	10,551
Fuji Oil Holdings, Inc.	2,500	39,512
Fuji Pharma Company, Ltd.	1,400	9,757
Fuji Seal International, Inc.	2,100	22,878
Fuji Soft, Inc. (B)	900	51,695
Fujibo Holdings, Inc.	700	16,769
Fujicco Company, Ltd.	1,500	22,038
Fujikura Kasei Company, Ltd.	2,000	6,807
Fujikura, Ltd. (A)	11,000	62,309
Fujimi, Inc.	800	33,611
Fujimori Kogyo Company, Ltd.	800	20,518
Fujisash Company, Ltd.	4,900	2,496
Fujitsu General, Ltd.	1,800	35,742
Fujiya Company, Ltd.	500	8,863
Fukuda Corp.	200	6,870
Fukuda Denshi Company, Ltd.	500	27,263
Fukui Computer Holdings, Inc.	300	7,563
Fukushima Galilei Company, Ltd.	500	12,688
Fukuyama Transporting Company, Ltd.	1,000	22,733
FULLCAST Holdings Company, Ltd.	1,000	16,019
Funai Soken Holdings, Inc.	1,800	28,699
Furukawa Company, Ltd.	1,900	16,770
Furukawa Electric Company, Ltd.	3,400	55,787
Furuno Electric Company, Ltd.	2,400	17,897
Furyu Corp.	1,300	10,811
Fuso Chemical Company, Ltd.	1,000	26,201
Fuso Pharmaceutical Industries, Ltd.	500	7,908
Futaba Corp.	1,600	7,850
Futaba Industrial Company, Ltd.	3,400	9,617
Future Corp.	2,400	24,776
Fuyo General Lease Company, Ltd.	900	51,070
G-7 Holdings, Inc.	2,000	21,222
Gakken Holdings Company, Ltd.	1,600	11,247
Gecoss Corp.	400	2,434
Genki Sushi Company, Ltd.	500	9,355
Genky DrugStores Company, Ltd. (B)	600	14,924
Geo Holdings Corp.	2,700	24,570
GLOBERIDE, Inc.	1,200	18,871
Glory, Ltd.	2,100	31,687
GMO Financial Holdings, Inc. (B)	1,600	9,179
GMO GlobalSign Holdings KK	500	18,250
Goldcrest Company, Ltd.	990	12,547
Golf Digest Online, Inc.	800	8,117

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Gremz, Inc.	800	$8,852
GS Yuasa Corp.	3,000	46,944
G-Tekt Corp.	1,200	11,269
Gun-Ei Chemical Industry Company, Ltd.	400	7,549
GungHo Online Entertainment, Inc.	2,000	35,483
Gunze, Ltd.	800	21,682
H.U. Group Holdings, Inc.	2,200	47,837
H2O Retailing Corp.	4,900	37,816
Hagihara Industries, Inc.	800	6,410
Hagiwara Electric Holdings Company, Ltd.	500	7,429
Hakuto Company, Ltd.	1,300	24,289
Halows Company, Ltd.	600	13,391
Hamakyorex Company, Ltd.	1,000	21,156
Hanwa Company, Ltd.	1,600	33,400
Happinet Corp.	1,000	11,727
Hazama Ando Corp.	10,090	62,627
Heiwa Corp.	2,700	40,088
Heiwa Real Estate Company, Ltd.	1,500	43,049
Heiwado Company, Ltd.	2,000	29,467
Hennge KK (A)(B)	1,000	6,562
Hibiya Engineering, Ltd.	1,500	21,498
HI-LEX Corp.	600	4,975
Hioki EE Corp.	500	23,487
Hirano Tecseed Company, Ltd.	1,100	13,645
Hirata Corp.	500	15,543
Hirogin Holdings, Inc.	13,500	62,920
Hiroshima Gas Company, Ltd.	4,900	11,742
Hisaka Works, Ltd.	2,000	12,364
Hitachi Zosen Corp.	9,000	56,730
Hochiki Corp.	600	5,692
Hodogaya Chemical Company, Ltd.	700	17,046
Hogy Medical Company, Ltd.	800	17,765
Hokkaido Electric Power Company, Inc.	11,100	40,499
Hokkaido Gas Company, Ltd.	600	7,424
Hokkan Holdings, Ltd.	1,000	9,039
Hokko Chemical Industry Company, Ltd.	700	4,712
Hokkoku Financial Holdings, Inc.	1,500	51,037
Hokuetsu Corp.	7,900	40,843
Hokuetsu Industries Company, Ltd.	2,000	12,559
Hokuhoku Financial Group, Inc.	5,900	36,475
Hokuriku Electric Power Company	9,400	36,887
Hokuto Corp.	1,600	22,830
H-One Company, Ltd.	1,000	4,396
Honeys Holdings Company, Ltd.	1,350	11,498
Hoosiers Holdings Company, Ltd.	3,400	20,086
Horiba, Ltd.	500	21,330
Hosiden Corp.	3,900	35,497
Hosokawa Micron Corp.	1,000	19,184
HS Holdings Company, Ltd.	1,000	9,526
IBJ, Inc. (B)	1,800	10,036
Ichigo, Inc.	7,500	17,317
Ichikoh Industries, Ltd.	2,300	5,918
Ichinen Holdings Company, Ltd.	1,900	17,117
Ichiyoshi Securities Company, Ltd.	2,800	13,435
Icom, Inc.	500	9,011
IDEC Corp.	1,600	33,044
IDOM, Inc.	3,900	21,519
Iino Kaiun Kaisha, Ltd.	7,300	36,853
IJTT Company, Ltd.	1,200	4,633
Ikegami Tsushinki Company, Ltd.	400	1,806
I'll, Inc.	1,100	12,573
Imasen Electric Industrial	500	2,156
Imuraya Group Company, Ltd.	300	5,059
Inaba Denki Sangyo Company, Ltd.	2,700	52,981
Inaba Seisakusho Company, Ltd.	200	2,047
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Inabata & Company, Ltd.	2,000	$32,653
Inageya Company, Ltd.	900	8,215
Ines Corp.	900	10,789
i-Net Corp.	900	8,152
Infocom Corp.	1,000	15,063
Infomart Corp.	8,700	24,296
Information Services International-Dentsu, Ltd.	1,400	41,732
INFRONEER Holdings, Inc.	6,468	45,970
Insource Company, Ltd.	1,900	31,842
Intage Holdings, Inc.	1,700	16,009
Inter Action Corp.	800	11,089
I-PEX, Inc.	500	4,695
IR Japan Holdings, Ltd.	400	6,044
Iriso Electronics Company, Ltd.	1,000	23,701
Iseki & Company, Ltd.	1,200	10,387
Ishihara Sangyo Kaisha, Ltd.	2,100	15,519
ITFOR, Inc.	1,000	5,603
ITmedia, Inc.	900	10,688
Itochu Enex Company, Ltd.	3,800	29,452
Itochu-Shokuhin Company, Ltd.	300	10,827
Itoham Yonekyu Holdings, Inc.	5,100	25,978
Itoki Corp.	2,100	5,657
IwaiCosmo Holdings, Inc.	900	8,347
Izumi Company, Ltd.	1,400	31,582
J Front Retailing Company, Ltd.	6,100	52,075
J Trust Company, Ltd. (B)	4,900	15,965
JAC Recruitment Company, Ltd.	1,200	15,389
Jaccs Company, Ltd.	1,600	39,630
JAFCO Group Company, Ltd.	4,200	50,784
JANOME Corp.	1,200	6,336
Japan Aviation Electronics Industry, Ltd.	3,000	45,305
Japan Cash Machine Company, Ltd.	700	3,445
Japan Communications, Inc. (A)	15,200	22,519
Japan Elevator Service Holdings Company, Ltd.	3,300	34,517
Japan Investment Adviser Company, Ltd.	1,000	9,509
Japan Lifeline Company, Ltd.	2,600	17,549
Japan Material Company, Ltd.	3,700	52,961
Japan Medical Dynamic Marketing, Inc.	900	10,578
Japan Petroleum Exploration Company, Ltd.	2,000	46,916
Japan Property Management Center Company, Ltd.	800	6,080
Japan Pulp & Paper Company, Ltd.	600	16,881
Japan Securities Finance Company, Ltd.	5,500	34,627
Japan Transcity Corp.	3,100	11,265
Jastec Company, Ltd.	400	3,436
JBCC Holdings, Inc.	1,200	13,992
JCR Pharmaceuticals Company, Ltd.	600	10,288
JCU Corp.	1,300	32,610
Jimoto Holdings, Inc.	980	4,082
JINS Holdings, Inc.	800	25,217
JINUSHI Company, Ltd.	1,100	16,429
JM Holdings Company, Ltd.	600	7,031
JMS Company, Ltd.	500	2,051
J-Oil Mills, Inc.	1,200	14,237
Joshin Denki Company, Ltd.	1,100	15,756
Joyful Honda Company, Ltd. (B)	1,900	22,199
JSB Company, Ltd.	400	9,356
JSP Corp.	800	8,205
Juki Corp.	1,400	7,273
Juroku Financial Group, Inc.	1,700	29,371
JVCKenwood Corp.	9,070	11,822
K&O Energy Group, Inc.	800	8,812

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kaga Electronics Company, Ltd.	1,100	$24,599
Kagome Company, Ltd.	500	12,220
Kaken Pharmaceutical Company, Ltd.	1,300	36,556
Kakiyasu Honten Company, Ltd.	500	8,847
Kamakura Shinsho, Ltd.	1,200	5,030
Kameda Seika Company, Ltd.	700	24,905
Kamei Corp.	2,000	15,494
Kamigumi Company, Ltd.	700	13,532
Kanaden Corp.	1,100	8,257
Kanagawa Chuo Kotsu Company, Ltd.	700	17,948
Kanamic Network Company, Ltd.	600	2,468
Kanamoto Company, Ltd.	1,900	26,963
Kandenko Company, Ltd.	4,700	29,276
Kaneka Corp.	2,300	56,649
Kanematsu Corp.	3,500	34,532
Kanematsu Electronics, Ltd.	700	20,837
Kanto Denka Kogyo Company, Ltd.	2,000	13,046
Kasai Kogyo Company, Ltd. (A)(B)	1,000	1,950
Katakura Industries Company, Ltd. (A)	1,700	25,384
Katitas Company, Ltd.	2,700	58,380
Kato Sangyo Company, Ltd.	1,100	26,406
Kato Works Company, Ltd.	400	2,364
Kawada Technologies, Inc.	200	5,171
KeePer Technical Laboratory Company, Ltd.	500	13,109
Keihanshin Building Company, Ltd.	2,000	19,339
Keiyo Company, Ltd.	3,400	22,746
Kenko Mayonnaise Company, Ltd.	900	9,611
KFC Holdings Japan, Ltd.	1,500	31,441
KH Neochem Company, Ltd.	900	16,503
Kimoto Company, Ltd.	3,000	4,922
Kintetsu World Express, Inc.	1,600	49,062
Kissei Pharmaceutical Company, Ltd.	1,100	21,529
Ki-Star Real Estate Company, Ltd.	600	20,802
Kitanotatsujin Corp.	3,300	4,969
Kito Corp.	800	15,667
Kitz Corp.	4,600	21,485
KLab, Inc. (A)	2,100	9,318
Koa Corp.	1,700	20,266
Koatsu Gas Kogyo Company, Ltd.	3,000	14,604
Kobe Electric Railway Company, Ltd. (A)	300	7,194
Kobe Steel, Ltd.	13,000	58,995
Kohnan Shoji Company, Ltd.	1,200	32,410
Kojima Company, Ltd.	3,000	14,482
Kokuyo Company, Ltd.	3,800	48,146
KOMEDA Holdings Company, Ltd.	2,600	44,116
Komeri Company, Ltd.	1,500	29,168
Komori Corp.	3,700	22,287
Kondotec, Inc.	1,300	9,820
Konica Minolta, Inc.	21,700	72,324
Konishi Company, Ltd.	2,200	25,067
Konoike Transport Company, Ltd.	2,600	24,308
Krosaki Harima Corp.	400	12,662
K's Holdings Corp.	7,300	71,269
Kumagai Gumi Company, Ltd.	1,800	36,449
Kumiai Chemical Industry Company, Ltd.	3,400	27,702
Kurabo Industries, Ltd.	1,600	22,904
Kureha Corp.	800	56,346
Kurimoto, Ltd.	1,000	12,163
Kusuri no Aoki Holdings Company, Ltd.	700	30,009
KYB Corp.	1,000	22,812
Kyodo Printing Company, Ltd.	500	9,128
Kyoei Steel, Ltd.	1,800	18,331
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	24,418
Kyokuto Securities Company, Ltd.	2,300	11,717
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyokuyo Company, Ltd.	700	$17,838
KYORIN Holdings, Inc.	1,900	24,840
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,371
Kyudenko Corp.	1,700	34,422
Kyushu Financial Group, Inc.	20,200	57,887
LAC Company, Ltd.	1,400	7,992
Lacto Japan Company, Ltd.	800	12,394
LEC, Inc.	1,600	7,551
Life Corp.	800	15,275
LIFULL Company, Ltd.	3,800	4,564
Link And Motivation, Inc. (B)	2,300	8,127
Lintec Corp.	1,900	32,219
Litalico, Inc.	1,300	20,507
Locondo, Inc. (A)	400	3,423
M&A Capital Partners Company, Ltd. (A)	600	15,832
Mabuchi Motor Company, Ltd. (B)	2,300	59,278
Macnica Fuji Electronics Holdings, Inc.	2,650	51,117
Macromill, Inc.	2,300	15,270
Maeda Kosen Company, Ltd.	1,100	23,788
Maezawa Kasei Industries Company, Ltd. (B)	1,100	10,367
Maezawa Kyuso Industries Company, Ltd.	1,800	11,829
Makino Milling Machine Company, Ltd.	1,200	37,473
Management Solutions Company, Ltd. (A)	1,300	21,885
Mandom Corp.	1,600	18,849
Mani, Inc.	5,100	49,641
MarkLines Company, Ltd.	400	6,254
Mars Group Holdings Corp.	700	8,532
Marubun Corp.	200	1,069
Marudai Food Company, Ltd.	1,600	18,124
Maruha Nichiro Corp.	1,500	28,241
Maruichi Steel Tube, Ltd.	2,200	46,603
Marusan Securities Company, Ltd.	4,700	16,945
Maruwa Company, Ltd.	300	34,229
Maruwa Unyu Kikan Company, Ltd. (B)	3,100	30,598
Maruzen Company, Ltd.	800	10,374
Maruzen Showa Unyu Company, Ltd.	800	17,983
Marvelous, Inc.	1,400	6,930
Matsuda Sangyo Company, Ltd.	1,400	20,737
Matsui Securities Company, Ltd.	4,900	29,111
Max Company, Ltd.	2,000	23,755
Maxell, Ltd.	2,200	21,483
Maxvalu Tokai Company, Ltd.	1,100	21,967
MCJ Company, Ltd.	3,200	20,768
Mebuki Financial Group, Inc.	18,000	35,500
MEC Company, Ltd.	1,500	24,607
Media Do Company, Ltd.	600	7,438
Medical Data Vision Company, Ltd.	1,700	12,729
Medikit Company, Ltd.	500	8,221
MedPeer, Inc. (A)	600	8,194
Megachips Corp.	1,100	25,675
Megmilk Snow Brand Company, Ltd.	1,800	24,087
Meidensha Corp.	1,800	26,449
Meiko Electronics Company, Ltd.	1,200	28,195
Meisei Industrial Company, Ltd.	3,000	15,563
Meitec Corp.	3,900	62,871
Meito Sangyo Company, Ltd.	900	10,906
Melco Holdings, Inc.	500	12,757
Members Company, Ltd.	400	7,486
Menicon Company, Ltd.	3,500	80,692
METAWATER Company, Ltd.	1,600	23,700
Micronics Japan Company, Ltd.	2,100	19,287
Midac Holdings Company, Ltd.	500	10,365
Mie Kotsu Group Holdings, Inc.	3,700	13,444

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Milbon Company, Ltd.	1,512	$53,335
Mimasu Semiconductor Industry Company, Ltd.	1,400	21,811
Ministop Company, Ltd.	1,100	11,870
Mirainovate Company, Ltd.	3,300	4,011
Mirait Holdings Corp.	4,240	49,827
Miroku Jyoho Service Company, Ltd.	700	6,148
Mitani Corp.	2,000	22,326
Mitani Sekisan Company, Ltd.	600	18,999
Mito Securities Company, Ltd.	6,300	12,098
Mitsuba Corp.	2,300	6,791
Mitsubishi Logisnext Company, Ltd.	1,000	6,417
Mitsubishi Logistics Corp.	1,600	38,326
Mitsubishi Materials Corp.	1,900	27,196
Mitsubishi Paper Mills, Ltd.	2,600	5,704
Mitsubishi Pencil Company, Ltd.	1,500	16,234
Mitsubishi Research Institute, Inc.	500	15,206
Mitsubishi Shokuhin Company, Ltd.	600	16,757
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	6,946
Mitsuboshi Belting, Ltd.	1,000	20,854
Mitsui DM Sugar Holdings Company, Ltd.	1,000	14,061
Mitsui E&S Holdings Company, Ltd. (A)(B)	4,600	11,362
Mitsui Matsushima Holdings Company, Ltd.	1,000	21,682
Mitsui Mining & Smelting Company, Ltd.	2,500	58,306
Mitsui-Soko Holdings Company, Ltd.	1,700	36,100
Mitsuuroko Group Holdings Company, Ltd.	3,200	21,860
Mixi, Inc.	1,800	29,912
Mizuho Leasing Company, Ltd.	1,400	32,071
Mizuno Corp.	1,400	24,165
Mochida Pharmaceutical Company, Ltd.	900	21,675
Modec, Inc. (A)	1,700	14,628
Monex Group, Inc. (B)	8,000	24,922
Morinaga & Company, Ltd.	1,700	54,473
Morinaga Milk Industry Company, Ltd.	1,000	35,812
Morita Holdings Corp.	2,200	21,435
Morningstar Japan KK	1,300	4,897
MrMax Holdings, Ltd.	1,700	7,913
m-up Holdings, Inc.	2,000	18,390
Musashi Seimitsu Industry Company, Ltd.	2,600	26,634
Nachi-Fujikoshi Corp.	600	15,414
Nafco Company, Ltd.	1,100	12,751
Nagano Keiki Company, Ltd.	1,800	14,793
Nagase & Company, Ltd.	5,100	70,152
Nagatanien Holdings Company, Ltd.	1,000	14,651
Nagawa Company, Ltd.	300	17,787
Nakamuraya Company, Ltd.	300	6,964
Nakanishi, Inc.	3,100	54,956
Nakayama Steel Works, Ltd.	1,100	3,465
Namura Shipbuilding Company, Ltd. (A)(B)	3,252	9,907
Nankai Electric Railway Company, Ltd.	3,400	67,500
Natori Company, Ltd.	700	10,413
NEC Capital Solutions, Ltd.	800	12,018
NEC Networks & System Integration Corp.	2,100	28,443
NET One Systems Company, Ltd.	3,200	71,117
Neturen Company, Ltd.	2,300	11,085
Nextage Company, Ltd.	2,300	39,759
NHK Spring Company, Ltd.	9,100	59,724
Nice Corp.	600	7,223
Nichias Corp.	2,400	39,818
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nichiban Company, Ltd.	700	$8,312
Nichicon Corp.	3,400	31,563
Nichiden Corp.	600	8,369
Nichiha Corp.	1,200	23,313
Nichi-iko Pharmaceutical Company, Ltd. (A)(B)	3,100	8,085
Nichireki Company, Ltd.	2,000	19,160
Nichirin Company, Ltd.	1,040	11,739
Nihon Chouzai Company, Ltd.	800	7,761
Nihon Dempa Kogyo Company, Ltd. (A)	2,500	20,165
Nihon Flush Company, Ltd.	1,000	7,345
Nihon House Holdings Company, Ltd.	1,000	2,914
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,520
Nihon Kohden Corp.	1,700	34,842
Nihon Nohyaku Company, Ltd.	4,000	20,458
Nihon Parkerizing Company, Ltd.	3,900	25,678
Nihon Tokushu Toryo Company, Ltd.	1,000	7,412
Nikkiso Company, Ltd.	2,100	12,411
Nikkon Holdings Company, Ltd.	2,900	45,996
Nippn Corp.	2,700	32,494
Nippon Air Conditioning Services Company, Ltd.	1,600	9,343
Nippon Beet Sugar Manufacturing Company, Ltd.	900	11,339
Nippon Carbon Company, Ltd.	500	14,746
Nippon Chemical Industrial Company, Ltd.	700	10,007
Nippon Chemi-Con Corp. (A)	1,100	13,787
Nippon Coke & Engineering Company, Ltd.	18,000	15,350
Nippon Concrete Industries Company, Ltd.	2,600	5,129
Nippon Denko Company, Ltd.	6,530	16,711
Nippon Densetsu Kogyo Company, Ltd.	2,100	27,225
Nippon Electric Glass Company, Ltd. (B)	2,700	51,712
Nippon Fine Chemical Company, Ltd.	800	11,170
Nippon Gas Company, Ltd.	5,400	76,887
Nippon Hume Corp.	2,000	9,594
Nippon Kanzai Company, Ltd.	400	7,651
Nippon Kayaku Company, Ltd.	5,300	42,888
Nippon Kodoshi Corp. (B)	800	11,360
Nippon Koei Company, Ltd.	1,000	24,020
Nippon Light Metal Holdings Company, Ltd.	2,820	31,004
Nippon Paper Industries Company, Ltd.	4,600	32,584
Nippon Parking Development Company, Ltd.	8,400	10,555
Nippon Pillar Packing Company, Ltd.	1,500	30,087
Nippon Rietec Company, Ltd.	300	2,163
Nippon Seiki Company, Ltd.	3,000	19,099
Nippon Sharyo, Ltd.	600	9,175
Nippon Sheet Glass Company, Ltd. (A)	4,100	11,545
Nippon Shokubai Company, Ltd.	800	30,920
Nippon Signal Company, Ltd.	3,000	21,720
Nippon Soda Company, Ltd.	1,200	38,567
Nippon Steel Trading Corp.	972	36,440
Nippon Suisan Kaisha, Ltd.	13,000	54,958
Nippon Thompson Company, Ltd.	4,700	17,956
Nippon Yakin Kogyo Company, Ltd.	1,000	15,582
Nipro Corp.	6,000	47,189
Nishikawa Rubber Company, Ltd.	800	7,178
Nishimatsu Construction Company, Ltd.	2,300	68,723
Nishimatsuya Chain Company, Ltd.	1,600	16,844
Nishi-Nippon Financial Holdings, Inc.	7,000	38,737
Nishi-Nippon Railroad Company, Ltd.	3,000	64,305
Nishio Rent All Company, Ltd.	800	15,902
Nissan Shatai Company, Ltd.	3,400	14,399

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissei ASB Machine Company, Ltd.	500	$13,026
Nissei Plastic Industrial Company, Ltd.	1,600	10,417
Nissha Company, Ltd.	2,300	24,885
Nisshinbo Holdings, Inc.	6,168	46,455
Nissin Corp.	1,400	16,423
Nissin Electric Company, Ltd.	3,400	38,273
Nissin Sugar Company, Ltd.	1,100	14,076
Nisso Corp.	2,400	10,175
Nitta Corp.	1,300	26,438
NITTAN Corp.	1,200	2,356
Nittetsu Mining Company, Ltd.	300	11,355
Nitto Boseki Company, Ltd.	800	13,754
Nitto Kogyo Corp.	1,600	27,679
Nitto Kohki Company, Ltd.	1,000	10,983
Nitto Seiko Company, Ltd.	1,700	5,915
Noevir Holdings Company, Ltd.	800	34,014
Nohmi Bosai, Ltd.	1,300	17,753
Nojima Corp.	1,600	33,208
NOK Corp.	4,700	38,200
Nomura Micro Science Company, Ltd. (B)	600	15,678
Noritake Company, Ltd.	700	20,828
Noritsu Koki Company, Ltd.	1,000	16,931
Noritz Corp.	2,100	22,456
North Pacific Bank, Ltd.	12,900	21,240
NS Tool Company, Ltd.	800	7,309
NS United Kaiun Kaisha, Ltd.	800	21,797
NSD Company, Ltd.	3,000	52,406
NTN Corp. (A)	18,400	35,107
Obara Group, Inc.	600	12,799
Ohsho Food Service Corp.	700	36,100
Oiles Corp.	1,380	15,524
Oisix ra daichi, Inc. (A)(B)	1,200	14,696
Okabe Company, Ltd.	2,600	11,675
Okamoto Industries, Inc.	600	16,844
Okamura Corp.	3,700	32,999
Okasan Securities Group, Inc.	7,000	17,482
Oki Electric Industry Company, Ltd.	4,700	25,664
Okinawa Cellular Telephone Company	400	15,951
Okinawa Financial Group, Inc.	1,140	18,446
OKUMA Corp.	1,100	41,313
Okumura Corp.	1,600	35,561
Okura Industrial Company, Ltd.	800	10,059
Okuwa Company, Ltd.	1,000	6,229
Onoken Company, Ltd.	1,500	15,488
Onward Holdings Company, Ltd.	7,100	13,353
Optex Group Company, Ltd.	800	11,905
Optim Corp. (A)	700	3,883
Optorun Company, Ltd.	1,100	14,604
Organo Corp.	600	37,556
Orient Corp.	17,800	16,835
Oriental Shiraishi Corp.	7,600	13,385
Origin Company, Ltd.	600	5,234
Oro Company, Ltd.	700	8,647
Osaka Organic Chemical Industry, Ltd.	800	13,056
Osaka Soda Company, Ltd.	800	18,840
Osaka Steel Company, Ltd.	700	7,624
Osaki Electric Company, Ltd.	3,000	10,795
OSG Corp.	3,300	38,481
Outsourcing, Inc.	5,800	44,361
Oyo Corp.	1,300	15,905
Pacific Industrial Company, Ltd.	3,000	23,203
Pacific Metals Company, Ltd.	1,100	19,071
PAL GROUP Holdings Company, Ltd.	700	9,305
Paramount Bed Holdings Company, Ltd.	1,600	26,002
Paris Miki Holdings, Inc.	1,100	2,132
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pasona Group, Inc.	1,300	$18,075
PC Depot Corp.	1,700	3,959
Penta-Ocean Construction Company, Ltd.	12,400	66,889
PeptiDream, Inc. (A)	3,700	38,985
Pharma Foods International Company, Ltd. (B)	1,600	16,705
Pickles Corp.	800	6,988
Pigeon Corp. (B)	4,600	63,289
Pilot Corp.	1,200	42,742
Piolax, Inc.	2,100	31,025
Plenus Company, Ltd.	900	13,246
Pole To Win Holdings, Inc.	2,000	13,701
Premier Anti-Aging Company, Ltd. (A)(B)	300	4,480
Premium Group Company, Ltd.	800	23,039
Premium Water Holdings, Inc.	400	8,234
Press Kogyo Company, Ltd.	7,000	20,571
Pressance Corp.	700	7,787
Prestige International, Inc.	5,000	25,009
Prima Meat Packers, Ltd.	1,500	25,184
Procrea Holdings, Inc.	2,344	33,602
Pronexus, Inc.	600	4,731
Proto Corp.	1,800	13,544
PS Mitsubishi Construction Company, Ltd.	2,600	11,754
Punch Industry Company, Ltd.	1,300	4,413
QB Net Holdings Company, Ltd.	1,800	17,839
Qol Holdings Company, Ltd.	1,400	14,543
Raccoon Holdings, Inc.	800	9,904
Raito Kogyo Company, Ltd.	2,400	32,796
Raiznext Corp.	3,300	27,781
Rakus Company, Ltd.	1,600	19,099
Raysum Company, Ltd.	1,600	13,179
Relia, Inc.	2,100	16,530
Rengo Company, Ltd.	8,600	46,728
RENOVA, Inc. (A)	1,400	25,251
Resorttrust, Inc.	3,700	60,595
Restar Holdings Corp.	1,600	22,475
Retail Partners Company, Ltd. (B)	300	2,525
Rheon Automatic Machinery Company, Ltd.	1,500	13,998
Ricoh Leasing Company, Ltd.	800	20,601
Riken Corp.	600	10,343
Riken Keiki Company, Ltd.	400	10,670
Riken Technos Corp.	3,000	9,539
Riken Vitamin Company, Ltd.	1,400	17,567
Rion Company, Ltd.	500	8,869
Riso Kyoiku Company, Ltd.	9,300	21,873
Rock Field Company, Ltd.	1,000	10,716
Rokko Butter Company, Ltd.	600	6,220
Roland Corp.	700	20,795
Roland DG Corp.	900	21,405
Rorze Corp.	700	43,914
Round One Corp.	1,900	21,364
Ryobi, Ltd.	1,400	10,695
Ryoden Corp.	1,500	17,524
Ryosan Company, Ltd.	1,500	24,249
S Foods, Inc.	900	20,746
S&B Foods, Inc.	600	16,176
Sac's Bar Holdings, Inc. (B)	600	2,662
Saibu Gas Holdings Company, Ltd.	1,500	20,944
Saint-Care Holding Corp.	1,900	12,258
Sakai Chemical Industry Company, Ltd.	1,400	19,456
Sakai Moving Service Company, Ltd.	500	16,738
Sakata INX Corp.	3,100	20,887
Sala Corp.	3,000	15,599
SAMTY Company, Ltd.	1,600	23,789

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
San ju San Financial Group, Inc.	1,700	$17,475
San-A Company, Ltd.	900	27,174
San-Ai Obbli Company, Ltd.	3,500	24,811
Sangetsu Corp.	2,100	24,121
Sanken Electric Company, Ltd.	900	31,346
Sanki Engineering Company, Ltd.	2,000	22,622
Sankyo Company, Ltd.	1,900	57,477
Sankyo Frontier Company, Ltd.	300	8,876
Sankyo Seiko Company, Ltd.	3,200	15,006
Sankyo Tateyama, Inc.	2,500	10,136
Sankyu, Inc.	1,400	40,307
Sanoh Industrial Company, Ltd.	1,900	9,166
Sanshin Electronics Company, Ltd.	700	7,906
Sanyo Chemical Industries, Ltd.	600	21,040
Sanyo Denki Company, Ltd.	400	15,418
Sanyo Electric Railway Company, Ltd.	1,600	25,546
Sanyo Shokai, Ltd. (A)	700	5,021
Sanyo Special Steel Company, Ltd.	1,400	20,271
Sanyo Trading Company, Ltd.	1,200	8,652
Sapporo Holdings, Ltd.	2,700	59,983
Sato Holdings Corp.	1,700	23,410
Sawai Group Holdings Company, Ltd.	1,800	54,593
SB Technology Corp.	800	12,848
SBS Holdings, Inc.	900	18,057
Scroll Corp.	2,300	15,436
Seika Corp.	500	6,051
Seikagaku Corp.	1,700	10,245
Seikitokyu Kogyo Company, Ltd.	1,600	9,586
Seiko Holdings Corp.	1,400	29,903
Seino Holdings Company, Ltd.	4,000	32,062
Seiren Company, Ltd.	2,700	40,264
Sekisui Jushi Corp.	1,600	19,887
Sekisui Kasei Company, Ltd.	2,500	7,524
Senko Group Holdings Company, Ltd.	4,700	30,449
Senshu Electric Company, Ltd.	300	10,664
Senshu Ikeda Holdings, Inc.	17,200	25,371
Senshukai Company, Ltd. (B)	3,300	9,405
Seria Company, Ltd.	3,000	53,337
Seven Bank, Ltd.	17,700	33,802
Shibaura Electronics Company, Ltd.	500	18,612
Shibaura Machine Company, Ltd.	1,600	31,084
Shibaura Mechatronics Corp.	300	21,380
Shibuya Corp.	800	13,825
Shikibo, Ltd.	1,100	7,276
Shikoku Chemicals Corp.	3,000	27,460
Shikoku Electric Power Company, Inc.	5,600	32,759
Shima Seiki Manufacturing, Ltd.	1,200	18,494
Shin Nippon Biomedical Laboratories, Ltd.	1,000	14,581
Shinagawa Refractories Company, Ltd.	600	15,777
Shindengen Electric Manufacturing Company, Ltd.	500	12,502
Shin-Etsu Polymer Company, Ltd.	3,000	26,136
Shinko Shoji Company, Ltd.	1,900	12,347
Shinmaywa Industries, Ltd.	2,400	19,107
Shinnihon Corp.	2,500	13,002
Shinoken Group Company, Ltd.	2,000	14,399
Shinwa Company, Ltd.	700	10,828
Ship Healthcare Holdings, Inc.	3,500	62,469
Shizuoka Gas Company, Ltd.	4,500	30,172
Shoei Company, Ltd.	1,200	47,081
Shoei Foods Corp.	700	19,327
Shofu, Inc.	600	7,365
Showa Sangyo Company, Ltd.	1,000	18,746
SIGMAXYZ Holdings, Inc.	1,800	14,457
Siix Corp.	1,600	11,220
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sinanen Holdings Company, Ltd.	800	$20,103
Sinfonia Technology Company, Ltd.	1,600	15,793
Sinko Industries, Ltd.	1,500	18,053
Sintokogio, Ltd.	3,400	16,924
SKY Perfect JSAT Holdings, Inc.	7,800	31,021
Smaregi, Inc. (A)(B)	400	3,350
SMK Corp.	300	4,615
SMS Company, Ltd.	1,000	19,837
Snow Peak, Inc. (B)	1,200	23,913
Sodick Company, Ltd.	2,400	14,401
Softcreate Holdings Corp.	700	19,830
Software Service, Inc.	200	9,502
Soken Chemical & Engineering Company, Ltd.	800	11,547
Solasto Corp.	3,200	17,252
Sotetsu Holdings, Inc.	2,400	41,494
Sparx Group Company, Ltd. (B)	7,400	14,464
S-Pool, Inc.	5,000	41,684
SRA Holdings	600	12,274
SRE Holdings Corp. (A)	400	6,741
ST Corp.	700	7,785
St. Marc Holdings Company, Ltd.	800	9,331
Star Mica Holdings Company, Ltd.	1,100	13,630
Star Micronics Company, Ltd.	2,300	27,514
Starts Corp., Inc.	1,900	38,963
Starzen Company, Ltd.	600	8,807
Stella Chemifa Corp.	800	14,122
Strike Company, Ltd.	700	17,651
Studio Alice Company, Ltd.	900	15,818
Sugimoto & Company, Ltd.	700	10,710
Sumida Corp.	1,600	9,420
Suminoe Textile Company, Ltd.	500	6,249
Sumitomo Bakelite Company, Ltd.	1,700	50,971
Sumitomo Densetsu Company, Ltd.	1,300	24,862
Sumitomo Mitsui Construction Company, Ltd.	6,000	20,375
Sumitomo Osaka Cement Company, Ltd.	1,500	37,276
Sumitomo Riko Company, Ltd.	2,400	10,426
Sumitomo Seika Chemicals Company, Ltd.	500	10,648
Sun Frontier Fudousan Company, Ltd.	2,200	18,083
Suruga Bank, Ltd.	7,000	18,993
SWCC Showa Holdings Company, Ltd.	2,400	30,208
Systena Corp.	16,500	48,153
Syuppin Company, Ltd.	1,200	12,879
T Hasegawa Company, Ltd.	1,600	32,607
T RAD Company, Ltd.	500	9,659
T&K Toka Company, Ltd.	1,600	9,533
Tachibana Eletech Company, Ltd.	1,360	15,247
Tachi-S Company, Ltd.	2,400	19,372
Tadano, Ltd.	5,000	32,968
Taihei Dengyo Kaisha, Ltd.	1,000	21,720
Taiheiyo Cement Corp.	600	8,940
Taiho Kogyo Company, Ltd.	1,200	5,917
Taikisha, Ltd.	900	21,106
Taiko Pharmaceutical Company, Ltd. (A)	1,200	5,046
Taisei Lamick Company, Ltd.	500	9,673
Taiyo Holdings Company, Ltd.	2,000	41,976
Takamatsu Construction Group Company, Ltd.	1,000	15,198
Takaoka Toko Company, Ltd.	700	8,729
Takara Bio, Inc.	1,300	18,437
Takara Holdings, Inc.	7,100	52,632
Takara Leben Company, Ltd.	6,300	16,696
Takara Standard Company, Ltd.	2,200	20,249
Takasago International Corp.	1,200	21,588

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Takasago Thermal Engineering Company, Ltd.	1,700	$20,192
Takashimaya Company, Ltd.	7,500	73,394
Takeuchi Manufacturing Company, Ltd.	1,600	27,456
Takihyo Company, Ltd.	600	4,321
Takuma Company, Ltd.	3,000	29,411
Tama Home Company, Ltd. (B)	1,000	18,089
Tamron Company, Ltd.	1,500	27,798
Tamura Corp.	6,000	24,974
Tanseisha Company, Ltd.	1,100	6,617
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	14,220
Tayca Corp.	1,500	13,328
TDC Soft, Inc.	1,200	9,401
TechMatrix Corp.	1,400	17,399
Techno Horizon Company, Ltd.	1,400	6,001
Teijin, Ltd.	2,500	26,029
Teikoku Electric Manufacturing Company, Ltd.	1,700	19,998
Teikoku Sen-I Company, Ltd.	1,200	14,602
Tekken Corp.	800	10,591
Tenma Corp.	1,000	16,972
T-Gaia Corp.	900	10,737
The 77 Bank, Ltd.	2,800	37,526
The Aichi Bank, Ltd.	600	23,409
The Akita Bank, Ltd.	1,100	13,439
The Awa Bank, Ltd.	2,200	32,823
The Bank of Iwate, Ltd.	1,100	16,292
The Bank of Nagoya, Ltd.	1,100	25,283
The Bank of Saga, Ltd.	1,000	10,867
The Chiba Kogyo Bank, Ltd.	3,200	6,074
The Chugoku Bank, Ltd.	6,700	48,613
The Chukyo Bank, Ltd.	900	11,184
The Ehime Bank, Ltd.	2,100	13,933
The First Bank of Toyama, Ltd.	2,800	8,567
The Fukui Bank, Ltd.	1,800	17,914
The Fukushima Bank, Ltd.	2,100	3,471
The Gunma Bank, Ltd.	14,200	40,130
The Hachijuni Bank, Ltd.	14,100	52,068
The Hyakugo Bank, Ltd.	12,500	30,251
The Hyakujushi Bank, Ltd.	1,700	21,233
The Iyo Bank, Ltd.	11,300	55,553
The Japan Wool Textile Company, Ltd.	4,000	29,082
The Keiyo Bank, Ltd.	4,400	15,480
The Kinki Sharyo Company, Ltd.	300	2,562
The Kita-Nippon Bank, Ltd.	700	8,250
The Kiyo Bank, Ltd.	3,800	37,409
The Miyazaki Bank, Ltd.	1,000	15,438
The Monogatari Corp.	400	17,358
The Musashino Bank, Ltd.	1,700	22,408
The Nagano Bank, Ltd.	800	8,165
The Nanto Bank, Ltd.	2,000	29,379
The Nippon Road Company, Ltd.	200	9,365
The Nisshin Oillio Group, Ltd.	1,200	27,761
The Ogaki Kyoritsu Bank, Ltd.	1,600	20,364
The Oita Bank, Ltd.	900	12,419
The Okinawa Electric Power Company, Inc.	1,990	19,258
The Pack Corp.	800	13,257
The San-In Godo Bank, Ltd.	8,000	38,699
The Shibusawa Warehouse Company, Ltd.	1,000	15,648
The Shiga Bank, Ltd.	2,200	44,891
The Shikoku Bank, Ltd.	2,800	17,432
The Shimizu Bank, Ltd.	500	5,412
The Sumitomo Warehouse Company, Ltd.	3,324	49,209
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Tochigi Bank, Ltd.	8,000	$15,140
The Toho Bank, Ltd.	12,000	18,442
The Tohoku Bank, Ltd.	400	2,870
The Tottori Bank, Ltd.	400	3,447
The Towa Bank, Ltd.	2,900	11,040
The Yamagata Bank, Ltd.	2,000	13,269
The Yamanashi Chuo Bank, Ltd.	2,000	16,772
Tigers Polymer Corp.	1,000	3,211
TKC Corp.	2,100	51,003
Toa Corp. (Hyogo)	1,400	7,777
Toa Corp. (Tokyo)	1,200	21,943
Toagosei Company, Ltd.	4,300	32,008
Tobishima Corp.	720	5,420
TOC Company, Ltd.	3,400	18,053
Tocalo Company, Ltd.	3,200	29,140
Toda Corp.	8,400	44,469
Toda Kogyo Corp. (A)	300	5,163
Toei Company, Ltd.	100	13,083
Toenec Corp.	600	15,481
Toho Company, Ltd. (A)	600	6,140
Toho Holdings Company, Ltd.	2,400	37,162
Toho Titanium Company, Ltd.	3,000	48,752
Toho Zinc Company, Ltd.	800	12,624
Tokai Carbon Company, Ltd. (B)	8,600	65,597
Tokai Corp.	1,200	14,737
TOKAI Holdings Corp.	4,000	26,153
Tokai Rika Company, Ltd.	2,600	28,361
Tokai Tokyo Financial Holdings, Inc.	11,500	31,387
Token Corp.	410	23,359
Tokushu Tokai Paper Company, Ltd.	600	13,951
Tokuyama Corp.	3,200	40,709
Tokyo Base Company, Ltd. (A)	900	2,148
Tokyo Electron Device, Ltd.	400	15,140
Tokyo Energy & Systems, Inc.	2,000	14,251
Tokyo Keiki, Inc.	1,000	9,354
Tokyo Kiraboshi Financial Group, Inc.	1,936	32,338
Tokyo Rakutenchi Company, Ltd.	200	5,806
Tokyo Rope Manufacturing Company, Ltd.	200	1,369
Tokyo Seimitsu Company, Ltd.	1,800	59,332
Tokyo Steel Manufacturing Company, Ltd.	5,100	56,274
Tokyo Tekko Company, Ltd.	800	7,250
Tokyo Theatres Company, Inc.	900	8,075
Tokyotokeiba Company, Ltd.	600	17,387
Tokyu Construction Company, Ltd.	3,900	18,268
Tomato Bank, Ltd.	1,100	8,138
Tomen Devices Corp.	200	8,117
Tomoe Corp.	2,200	7,304
Tomoku Company, Ltd.	500	5,534
TOMONY Holdings, Inc.	10,600	24,410
Tomy Company, Ltd.	4,500	45,240
Tonami Holdings Company, Ltd.	500	12,972
Topcon Corp.	4,700	61,466
Topre Corp.	2,300	16,905
Topy Industries, Ltd.	1,300	13,060
Torex Semiconductor, Ltd.	700	13,346
Toridoll Holdings Corp.	2,800	47,767
Torii Pharmaceutical Company, Ltd.	1,100	26,016
Torishima Pump Manufacturing Company, Ltd.	900	8,501
Tosei Corp.	2,500	23,227
Toshiba TEC Corp.	1,100	35,172
Totetsu Kogyo Company, Ltd.	1,000	17,861
Towa Corp.	1,300	16,695
Towa Pharmaceutical Company, Ltd.	1,500	27,229
Toyo Construction Company, Ltd.	3,100	20,417

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyo Corp.	1,100	$8,995
Toyo Denki Seizo KK	600	4,028
Toyo Engineering Corp. (A)	2,200	10,446
Toyo Gosei Company, Ltd. (B)	300	18,258
Toyo Ink SC Holdings Company, Ltd. (B)	2,200	30,873
Toyo Kanetsu KK	400	7,794
Toyo Securities Company, Ltd. (B)	6,000	8,655
Toyo Seikan Group Holdings, Ltd.	1,900	19,928
Toyo Tanso Company, Ltd.	1,000	20,881
Toyo Tire Corp. (B)	3,200	40,000
Toyo Wharf & Warehouse Company, Ltd.	600	5,668
Toyobo Company, Ltd.	4,093	30,263
Toyoda Gosei Company, Ltd.	1,600	25,246
TPR Company, Ltd.	1,400	12,375
Trancom Company, Ltd.	400	20,118
Transaction Company, Ltd.	1,700	14,086
Transcosmos, Inc.	800	20,643
TRE Holdings Corp.	2,368	32,967
Tri Chemical Laboratories, Inc.	1,200	19,391
Trusco Nakayama Corp.	2,200	27,895
TS Tech Company, Ltd.	4,400	45,554
TSI Holdings Company, Ltd.	5,270	13,479
Tsubaki Nakashima Company, Ltd.	2,300	15,339
Tsubakimoto Chain Company	1,600	35,858
Tsugami Corp.	1,600	13,346
Tsukishima Kikai Company, Ltd.	2,000	12,850
Tsukuba Bank, Ltd.	5,700	8,129
Tsumura & Company	2,400	53,980
Tsurumi Manufacturing Company, Ltd.	1,000	13,666
TV Asahi Holdings Corp.	700	7,629
UACJ Corp.	1,903	28,924
UBE Corp.	4,400	65,366
Ubicom Holdings, Inc.	500	8,678
Uchida Yoko Company, Ltd.	400	14,775
Ulvac, Inc.	1,000	34,061
Uniden Holdings Corp.	400	12,067
Union Tool Company	700	16,641
Unipres Corp.	2,600	15,360
United Super Markets Holdings, Inc.	2,400	18,921
UNITED, Inc. (B)	1,300	14,849
Unitika, Ltd. (A)	5,900	10,085
Universal Entertainment Corp. (A)	1,200	12,863
Usen-Next Holdings Company, Ltd.	1,300	18,633
Ushio, Inc.	5,200	64,402
UT Group Company, Ltd.	1,500	24,878
UUUM Company, Ltd. (A)	800	8,009
Uzabase, Inc. (A)	800	4,647
V Technology Company, Ltd.	400	8,248
Valor Holdings Company, Ltd.	1,700	22,893
Valqua, Ltd.	1,000	18,849
Value HR Company, Ltd.	1,200	12,198
ValueCommerce Company, Ltd.	900	20,933
Vector, Inc.	3,100	22,101
Vital KSK Holdings, Inc.	3,500	17,808
VT Holdings Company, Ltd.	6,600	23,433
Wacoal Holdings Corp.	1,900	30,070
Wacom Company, Ltd.	8,000	49,638
Wakachiku Construction Company, Ltd. (B)	900	14,769
Wakita & Company, Ltd.	2,300	20,305
Warabeya Nichiyo Holdings Company, Ltd.	900	11,771
Watahan & Company, Ltd.	600	6,053
WDB Holdings Company, Ltd.	700	11,849
Weathernews, Inc.	300	14,703
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
West Holdings Corp. (B)	1,416	$37,970
Will Group, Inc.	1,200	10,179
WingArc1st, Inc.	2,100	24,223
WIN-Partners Company, Ltd.	1,000	7,393
World Company, Ltd.	700	7,059
World Holdings Company, Ltd.	600	9,779
Wowow, Inc.	600	6,659
Xebio Holdings Company, Ltd.	2,800	19,130
Yahagi Construction Company, Ltd.	2,000	11,132
Yaizu Suisankagaku Industry Company, Ltd.	1,100	7,540
YAKUODO Holdings Company, Ltd.	700	10,809
YAMABIKO Corp.	2,400	20,280
YAMADA Consulting Group Company, Ltd.	1,100	8,897
Yamaguchi Financial Group, Inc.	9,600	52,726
Yamaichi Electronics Company, Ltd.	1,700	21,189
YA-MAN, Ltd.	1,700	21,686
Yamato Kogyo Company, Ltd.	2,100	69,401
Yamazen Corp.	3,900	28,553
Yaoko Company, Ltd.	800	35,923
Yasuda Logistics Corp.	1,400	9,593
Yellow Hat, Ltd.	2,000	25,373
Yodogawa Steel Works, Ltd.	1,200	19,932
Yokogawa Bridge Holdings Corp.	2,100	30,223
Yokorei Company, Ltd.	2,900	18,827
Yokowo Company, Ltd.	1,200	18,443
Yomeishu Seizo Company, Ltd.	500	6,559
Yondenko Corp.	1,200	15,655
Yondoshi Holdings, Inc.	1,300	17,387
Yorozu Corp.	1,800	11,758
Yoshinoya Holdings Company, Ltd.	3,300	60,843
Yuasa Trading Company, Ltd.	1,100	27,193
Yukiguni Maitake Company, Ltd.	1,000	6,640
Yurtec Corp.	2,000	10,865
Yushiro Chemical Industry Company, Ltd.	1,100	7,522
Zenrin Company, Ltd.	1,950	13,277
ZERIA Pharmaceutical Company, Ltd.	1,200	18,996
ZIGExN Company, Ltd.	7,000	16,288
		23,529,840
Jersey, Channel Islands - 0.1%
Breedon Group PLC	27,834	19,265
Centamin PLC	57,981	55,433
JTC PLC (D)	2,993	21,585
		96,283
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	39,977
VP Bank AG, Class A	188	17,695
		57,672
Luxembourg - 0.6%
ADLER Group SA (A)(B)(D)	776	3,082
APERAM SA	2,478	68,824
B&S Group Sarl (D)	983	5,153
Befesa SA (D)	1,878	91,540
Global Fashion Group SA (A)	1,789	2,743
Grand City Properties SA	5,978	80,864
IVS Group SA (A)(B)	2,104	10,129
L'Occitane International SA	10,750	33,703
Millicom International Cellular SA (A)(B)	3,330	47,725
RTL Group SA	241	10,095
SES SA	18,745	164,077
Shurgard Self Storage SA	1,086	50,647
Stabilus SE	1,221	60,015

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Sword Group	278	$10,518
		639,115
Macau - 0.0%
MECOM Power and Construction, Ltd.	58,500	17,660
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	12,326
Malta - 0.0%
Catena Media PLC (A)(B)	3,412	10,738
Mauritius - 0.0%
Capital, Ltd.	9,014	9,272
Netherlands - 2.1%
Aalberts NV	5,098	197,971
Alfen Beheer BV (A)(D)	1,069	98,289
AMG Advanced Metallurgical Group NV	1,350	34,695
Amsterdam Commodities NV	420	9,938
Arcadis NV	4,173	139,765
ASR Nederland NV	6,907	278,478
Basic-Fit NV (A)(D)	2,099	79,099
BE Semiconductor Industries NV	1,452	69,383
Beter Bed Holding NV	1,056	4,540
Boskalis Westminster	3,567	119,497
Brack Capital Properties NV (A)	230	22,859
Brunel International NV	1,126	12,247
Corbion NV	3,074	92,607
Flow Traders (D)	1,631	46,794
ForFarmers NV (B)	2,398	6,680
Fugro NV (A)	4,034	50,777
Heijmans NV	2,278	25,340
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (A)(D)	4,292	85,973
Kendrion NV	1,111	18,203
Koninklijke BAM Groep NV (A)	15,496	36,548
Koninklijke Vopak NV	3,073	77,444
Nedap NV	225	14,076
OCI NV	2,846	93,622
Ordina NV	5,537	27,544
PostNL NV (B)	25,057	75,911
PPHE Hotel Group, Ltd. (A)	592	10,669
SBM Offshore NV	6,900	93,452
SIF Holding NV (B)	504	5,537
Signify NV (D)	5,815	191,839
Sligro Food Group NV (A)	1,151	21,773
TKH Group NV	1,730	65,176
TomTom NV (A)(B)	3,258	24,022
Van Lanschot Kempen NV	1,515	35,228
		2,165,976
New Zealand - 0.5%
Air New Zealand, Ltd. (A)	37,974	13,497
Arvida Group, Ltd.	12,868	11,882
Channel Infrastructure NZ, Ltd. (A)	11,354	8,143
Chorus, Ltd.	15,977	71,953
Delegat Group, Ltd.	1,200	7,801
Freightways, Ltd.	5,543	31,601
Gentrack Group, Ltd. (A)(B)	3,060	2,673
Hallenstein Glasson Holdings, Ltd.	3,354	11,448
Heartland Group Holdings, Ltd.	19,071	22,651
Investore Property, Ltd. (B)	13,816	13,710
KMD Brands, Ltd.	25,838	17,707
Manawa Energy, Ltd. (B)	1,665	6,213
NZME, Ltd. (B)	13,259	10,514
NZX, Ltd. (B)	15,827	12,139
Oceania Healthcare, Ltd.	40,277	23,340
Pacific Edge, Ltd. (A)	27,936	11,894
PGG Wrightson, Ltd.	819	2,242
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Pushpay Holdings, Ltd. (A)	16,847	$13,305
Restaurant Brands New Zealand, Ltd.	886	5,985
Sanford, Ltd. (A)	2,767	7,101
Scales Corp., Ltd.	5,176	14,026
Serko, Ltd. (A)	2,827	6,531
Skellerup Holdings, Ltd.	7,637	25,227
SKY Network Television, Ltd. (A)	7,518	11,095
SKYCITY Entertainment Group, Ltd.	26,675	48,469
Summerset Group Holdings, Ltd.	3,560	21,326
Synlait Milk, Ltd. (A)	5,495	10,693
The Warehouse Group, Ltd.	9,894	20,871
Tourism Holdings, Ltd. (A)	6,508	9,433
TOWER, Ltd.	11,445	4,657
Vista Group International, Ltd. (A)	7,682	8,140
		486,267
Norway - 1.0%
ABG Sundal Collier Holding ASA	24,237	14,535
Akastor ASA	6,104	5,167
Aker Solutions ASA	18,496	50,175
American Shipping Company ASA (A)	1,661	6,947
ArcticZymes Technologies ASA (A)	962	7,765
Atea ASA (A)	3,574	37,275
Axactor ASA (A)	14,729	8,913
B2Holding ASA	23,929	18,448
Belships ASA	10,010	20,251
Bonheur ASA	1,411	51,440
Borregaard ASA	632	10,331
Bouvet ASA	1,310	7,861
BW Offshore, Ltd.	4,568	12,383
Crayon Group Holding ASA (A)(D)	1,229	15,757
DNO ASA	36,835	51,132
Elmera Group ASA (D)	3,193	6,495
Europris ASA (D)	8,327	39,088
FLEX LNG, Ltd.	1,570	43,935
Frontline, Ltd. (A)	5,015	45,000
Golden Ocean Group, Ltd.	4,170	49,310
Grieg Seafood ASA	2,264	32,456
Hexagon Composites ASA (A)	6,450	17,832
IDEX Biometrics ASA (A)	19,564	2,349
Kid ASA (D)	1,128	9,594
Kitron ASA	9,158	16,395
Medistim ASA	352	10,075
MPC Container Ships ASA	15,398	30,714
Multiconsult ASA (D)	554	7,324
Nordic Nanovector ASA (A)	2,098	541
Norway Royal Salmon ASA (A)(B)	1,038	26,517
Norwegian Energy Company ASA (A)	656	22,522
Odfjell Drilling, Ltd. (A)	4,970	11,724
Otello Corp. ASA (A)	33	84
Pareto Bank ASA	1,457	7,024
PGS ASA (A)(B)	19,660	13,198
PhotoCure ASA (A)	2,625	27,402
PoLight ASA (A)(D)	2,610	6,273
Protector Forsikring ASA	4,177	43,390
Self Storage Group ASA (A)	2,940	9,003
Selvaag Bolig ASA	1,842	6,652
Sparebank 1 Oestlandet	758	9,089
SpareBank 1 Sorost-Norge	4,392	23,359
Sparebanken More	1,230	9,304
TGS ASA	3,905	54,827
Treasure ASA	3,110	5,030
Ultimovacs ASA (A)	584	4,182
Veidekke ASA	6,168	56,274
Wilh Wilhelmsen Holding ASA, Class A	862	19,796

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
XXL ASA (D)	4,462	$2,693
		987,831
Peru - 0.0%
Hochschild Mining PLC	16,530	19,449
Portugal - 0.4%
Altri SGPS SA	6,511	43,449
Banco Comercial Portugues SA	454,458	78,517
Corticeira Amorim SGPS SA	896	9,902
CTT-Correios de Portugal SA	8,914	29,158
Greenvolt-Energias Renovaveis SA (A)	1,473	11,333
Mota-Engil SGPS SA (B)	5,636	7,219
NOS SGPS SA	13,982	56,185
REN - Redes Energeticas Nacionais SGPS SA	21,605	65,043
Sonae SGPS SA	56,969	69,903
The Navigator Company SA	12,847	51,641
		422,350
Singapore - 1.2%
Accordia Golf Trust (C)	40,300	0
AEM Holdings, Ltd.	9,100	27,156
Ascendas India Trust	45,100	38,007
Banyan Tree Holdings, Ltd. (A)	19,800	3,705
Best World International, Ltd. (A)(C)	3,974	3,890
BOC Aviation, Ltd. (D)	6,100	51,573
Boustead Projects, Ltd.	3,000	1,943
Boustead Singapore, Ltd.	10,000	6,870
Bukit Sembawang Estates, Ltd.	11,000	39,136
BW Energy, Ltd. (A)	972	2,514
BW LPG, Ltd. (D)	4,059	30,158
China Aviation Oil Singapore Corp., Ltd.	14,400	9,073
Chip Eng Seng Corp., Ltd.	33,000	12,946
ComfortDelGro Corp., Ltd.	65,700	66,235
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	7,915
CSE Global, Ltd.	34,000	11,379
Delfi, Ltd.	21,900	11,820
Ezion Holdings, Ltd. (A)(C)	131,300	4,064
Far East Orchard, Ltd.	5,140	3,957
First Resources, Ltd.	19,300	22,687
Fraser and Neave, Ltd.	8,600	8,159
Gallant Venture, Ltd. (A)	71,000	6,488
Golden Agri-Resources, Ltd.	183,600	33,051
Golden Energy & Resources, Ltd. (A)	45,100	14,592
GuocoLand, Ltd.	10,400	11,835
Halcyon Agri Corp., Ltd. (A)	4,293	650
Haw Par Corp., Ltd.	4,700	37,174
Ho Bee Land, Ltd.	11,400	22,742
Hong Fok Corp., Ltd.	20,100	13,970
Hong Leong Finance, Ltd.	12,900	22,484
Hyflux, Ltd. (A)	24,000	50
iFAST Corp., Ltd.	7,000	20,867
IGG, Inc.	38,000	16,499
Indofood Agri Resources, Ltd.	25,000	5,658
Japfa, Ltd.	22,700	9,734
Kenon Holdings, Ltd.	1,156	46,708
Keppel Infrastructure Trust	157,190	64,564
Metro Holdings, Ltd.	31,600	17,169
Midas Holdings, Ltd. (A)(C)	86,000	10,102
Nanofilm Technologies International, Ltd.	6,500	10,910
NetLink NBN Trust	50,100	34,985
Oceanus Group, Ltd. (A)	1,035,500	12,684
OM Holdings, Ltd.	10,791	5,660
OUE, Ltd.	11,100	10,225
Oxley Holdings, Ltd.	27,222	3,311
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Raffles Medical Group, Ltd.	35,758	$28,831
SATS, Ltd. (A)	18,900	53,027
SBS Transit, Ltd.	5,000	10,258
Sembcorp Marine, Ltd. (A)	510,500	39,684
Sheng Siong Group, Ltd.	29,900	32,715
SIA Engineering Company, Ltd. (A)	12,800	22,481
SIIC Environment Holdings, Ltd.	35,800	5,529
Sinarmas Land, Ltd.	94,200	13,360
Singapore Land Group, Ltd.	7,100	13,045
Singapore Post, Ltd.	66,100	30,935
SPH REIT	51,612	34,746
Stamford Land Corp., Ltd.	112,100	31,508
StarHub, Ltd.	25,600	22,679
Straits Trading Company, Ltd.	1,200	2,472
Swiber Holdings, Ltd. (A)(C)	15,000	706
The Hour Glass, Ltd.	10,100	16,877
Thomson Medical Group, Ltd.	212,000	12,049
UMS Holdings, Ltd.	17,500	13,998
UOB-Kay Hian Holdings, Ltd.	15,918	16,488
Wing Tai Holdings, Ltd.	21,205	26,571
XP Power, Ltd.	824	28,656
Yeo Hiap Seng, Ltd.	1,129	679
		1,252,593
South Africa - 0.2%
Investec PLC	19,554	106,479
Mediclinic International PLC (A)	22,882	128,053
		234,532
Spain - 2.4%
Acerinox SA	9,313	90,425
Aedas Homes SA (D)	426	9,532
Alantra Partners SA	1,181	16,791
Almirall SA	4,221	46,947
Amper SA (A)	82,546	17,586
Applus Services SA	6,225	43,133
Atresmedia Corp. de Medios de Comunicacion SA	6,046	20,965
Banco de Sabadell SA	287,776	230,745
Bankinter SA	30,509	190,830
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	3,649	71,504
CIE Automotive SA	2,718	67,684
Construcciones y Auxiliar de Ferrocarriles SA	1,139	33,627
Distribuidora Internacional de Alimentacion SA (A)	1,566,729	21,427
Ebro Foods SA	3,323	56,180
eDreams ODIGEO SA (A)	4,905	26,711
Elecnor SA	2,026	23,279
Enagas SA	11,699	258,743
Ence Energia y Celulosa SA	6,294	21,613
Ercros SA	5,006	19,801
Faes Farma SA	16,334	66,616
Fluidra SA	2,959	60,207
Fomento de Construcciones y Contratas SA	2,366	23,411
Gestamp Automocion SA (D)	7,287	25,443
Global Dominion Access SA (D)	5,439	23,671
Grupo Catalana Occidente SA	2,346	73,331
Grupo Empresarial San Jose SA	2,194	9,147
Iberpapel Gestion SA	65	963
Indra Sistemas SA (A)	6,017	57,622
Laboratorios Farmaceuticos Rovi SA	987	60,449
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	36,298

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Mapfre SA	47,388	$83,800
Mediaset Espana Comunicacion SA (A)	7,779	32,064
Melia Hotels International SA (A)	8,843	56,444
Miquel y Costas & Miquel SA	2,010	27,536
Neinor Homes SA (A)(D)	1,978	24,839
Obrascon Huarte Lain SA (A)	19,608	12,110
Pharma Mar SA (A)	712	50,343
Promotora de Informaciones SA, Class A (A)	11,711	6,229
Prosegur Cash SA (D)	35,886	23,382
Prosegur Cia de Seguridad SA	10,114	17,933
Realia Business SA (A)	17,710	17,433
Sacyr SA	23,307	56,184
Solaria Energia y Medio Ambiente SA (A)	4,469	95,238
Talgo SA (D)	4,803	16,166
Tecnicas Reunidas SA (A)	830	6,148
Tubacex SA (A)	6,252	15,317
Unicaja Banco SA (D)	62,819	61,649
Vidrala SA	827	60,075
Viscofan SA	1,837	101,349
		2,468,920
Sweden - 2.7%
AcadeMedia AB (D)	3,665	16,370
AddNode Group AB	5,860	47,773
AFRY AB	967	13,330
Alimak Group AB (D)	2,141	16,180
Alligo AB, Class B	2,270	22,087
Ambea AB (D)	5,569	25,562
Annehem Fastigheter AB, B Shares (A)	1,155	2,544
AQ Group AB (B)	291	7,740
Arise AB (A)	2,614	10,762
Arjo AB, B Shares	10,690	67,691
Atrium Ljungberg AB, B Shares	2,105	27,583
Attendo AB (A)(D)	5,286	11,438
Balco Group AB	665	4,621
Beijer Alma AB	2,393	39,566
Bergman & Beving AB	2,270	23,807
Betsson AB, B Shares (A)	5,105	30,853
BHG Group AB (A)(B)	2,406	7,650
Bilia AB, A Shares	3,960	57,147
BioGaia AB, B Shares	1,400	14,245
BioInvent International AB (A)	2,250	9,929
Biotage AB	2,541	45,224
Bonava AB, B Shares	3,323	9,672
Boozt AB (A)(D)	993	6,568
Bravida Holding AB (D)	8,934	77,871
BTS Group AB, B Shares	346	10,398
Bufab AB	1,460	38,000
Bulten AB (B)	717	4,504
Bure Equity AB	1,211	24,281
Byggmax Group AB	5,363	27,903
Calliditas Therapeutics AB, B Shares (A)	1,333	12,068
Careium AB (A)	2,295	2,828
Catella AB	2,217	7,344
Catena AB	1,429	51,717
Cellavision AB	540	17,929
Cibus Nordic Real Estate AB	483	7,474
Clas Ohlson AB, B Shares	3,185	33,022
Cloetta AB, B Shares	10,640	21,856
Collector AB (A)	6,015	18,223
Coor Service Management Holding AB (D)	3,735	29,351
Corem Property Group AB, B Shares	14,214	15,973
Dios Fastigheter AB	3,582	24,984
Doro AB (A)	2,295	4,083
Duni AB (A)	2,559	20,428
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Dustin Group AB (D)	4,979	$28,505
Elanders AB, B Shares	1,468	17,209
Electrolux Professional AB, B Shares	6,926	37,314
Enea AB (A)(B)	1,522	17,315
Fagerhult AB	4,609	20,546
Fastighets AB Trianon	1,452	3,222
FastPartner AB, A Shares	2,697	15,645
FastPartner AB, D Shares	84	475
Ferronordic AB (A)	318	989
Fingerprint Cards AB, B Shares (A)(B)	12,246	10,706
G5 Entertainment AB	330	6,146
GARO AB	1,075	13,723
Granges AB	7,040	52,887
Green Landscaping Group AB (A)(D)	1,593	10,368
Haldex AB (A)	3,364	21,599
Heba Fastighets AB, Class B	4,570	18,689
HMS Networks AB	1,205	51,512
Hoist Finance AB (A)(D)	2,083	5,676
Humana AB (A)	2,641	11,563
Instalco AB	7,730	32,159
Inwido AB	3,126	34,460
JM AB	2,484	41,278
John Mattson Fastighetsforetagen AB (A)	1,067	9,213
Karnov Group AB (A)	3,501	20,918
K-fast Holding AB (A)	1,142	2,279
KNOW IT AB	1,459	40,827
Lagercrantz Group AB, B Shares	10,111	82,216
LeoVegas AB (D)	7,599	45,040
Lime Technologies AB	558	12,272
Lindab International AB	4,565	66,405
Loomis AB	2,786	68,055
Mekonomen AB	2,150	23,258
MIPS AB (B)	1,182	51,905
Modern Times Group MTG AB, B Shares (A)(B)	5,362	43,204
Momentum Group AB (A)	2,270	13,314
Munters Group AB (D)	5,993	34,935
Mycronic AB	2,326	32,770
NCAB Group AB	4,318	21,815
NCC AB, B Shares	3,723	37,578
Nederman Holding AB	887	13,408
Nelly Group AB (A)	611	880
Net Insight AB, B Shares (A)	16,550	5,914
New Wave Group AB, B Shares	4,353	58,208
Nobia AB	6,676	17,976
Nolato AB, B Shares	6,748	36,380
Nordic Waterproofing Holding AB	2,002	27,479
Note AB (A)	776	14,747
NP3 Fastigheter AB	1,683	33,277
Nyfosa AB	8,562	64,257
OEM International AB, B Shares	4,726	30,253
Platzer Fastigheter Holding AB, Series B	3,454	22,414
Pricer AB, B Shares	7,930	11,977
Proact IT Group AB	1,428	9,530
Ratos AB, B Shares	14,845	63,359
RaySearch Laboratories AB (A)	2,452	13,060
Resurs Holding AB (D)	6,236	12,405
Scandi Standard AB (A)(B)	4,648	16,650
Scandic Hotels Group AB (A)(B)(D)	5,932	23,023
Sdiptech AB, Class B (A)	279	6,467
Sensys Gatso Group AB (A)	23,414	2,358
SkiStar AB	2,041	27,687
Solid Forsakring AB (A)	623	2,434
Stendorren Fastigheter AB (A)	1,288	19,591
Stillfront Group AB (A)	8,949	19,867

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Systemair AB	6,526	$31,798
Tethys Oil AB	2,334	14,476
Troax Group AB	1,308	22,730
VBG Group AB, B Shares	630	7,246
Vitec Software Group AB, B Shares	1,147	49,730
Volati AB	786	9,806
XANO Industri AB, Class B	694	8,633
		2,724,589
Switzerland - 6.9%
Allreal Holding AG	799	132,210
ALSO Holding AG (A)	324	63,905
APG SGA SA	84	15,509
Arbonia AG	2,962	39,433
Aryzta AG (A)	57,916	64,282
Ascom Holding AG	1,310	9,210
Autoneum Holding AG	221	20,982
Baloise Holding AG	1,234	201,998
Banque Cantonale de Geneve, Bearer Shares	142	25,742
Banque Cantonale Vaudoise	1,309	102,872
Belimo Holding AG	544	191,531
Bell Food Group AG	138	36,488
Bellevue Group AG	467	15,822
Berner Kantonalbank AG	242	54,787
BKW AG	1,096	114,666
Bobst Group SA	632	40,673
Bossard Holding AG, Class A	310	60,147
Bucher Industries AG	344	120,072
Burckhardt Compression Holding AG	187	78,679
Burkhalter Holding AG	218	17,193
Bystronic AG	74	53,980
Calida Holding AG	285	12,176
Carlo Gavazzi Holding AG, Bearer Shares	38	11,517
Cembra Money Bank AG	1,587	113,757
Cie Financiere Tradition SA, Bearer Shares	104	11,446
Clariant AG (A)	11,376	216,921
Coltene Holding AG (A)	198	17,075
Comet Holding AG	339	53,450
Daetwyler Holding AG, Bearer Shares	281	58,122
DKSH Holding AG	2,003	165,735
dormakaba Holding AG	140	61,100
Dufry AG (A)	3,501	113,607
EFG International AG (A)	4,687	34,510
Emmi AG	107	104,490
Energiedienst Holding AG	979	40,980
Evolva Holding SA (A)	72,989	6,805
Feintool International Holding AG	426	8,382
Fenix Outdoor International AG	225	19,470
Ferrexpo PLC	17,361	27,693
Flughafen Zurich AG (A)	1,215	184,103
Forbo Holding AG	58	77,501
Fundamenta Real Estate AG (A)	1,563	28,220
Galenica AG (D)	2,482	190,932
GAM Holding AG (A)(B)	11,204	9,283
Georg Fischer AG	4,400	217,310
Gurit Holding AG, Bearer Shares	220	23,484
Helvetia Holding AG	2,037	239,232
Hiag Immobilien Holding AG	325	28,584
HOCHDORF Holding AG (A)	16	625
Huber + Suhner AG	697	55,596
Hypothekarbank Lenzburg AG	3	12,752
Implenia AG (A)	994	22,795
Ina Invest Holding AG (A)	199	3,971
Inficon Holding AG	92	72,535
Interroll Holding AG	35	78,601
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Intershop Holding AG	76	$49,195
Investis Holding SA	98	10,523
IWG PLC (A)	35,585	81,477
Jungfraubahn Holding AG (A)	269	36,100
Kardex Holding AG	299	49,856
Komax Holding AG	221	54,290
Kongsberg Automotive ASA (A)	23,611	5,777
Kudelski SA, Bearer Shares (B)	2,497	6,559
Landis+Gyr Group AG (A)	1,111	58,307
LEM Holding SA	29	55,380
Luzerner Kantonalbank AG	207	89,959
Medacta Group SA (D)	218	20,808
medmix AG (D)	877	19,390
Metall Zug AG, B Shares	12	24,016
Mobilezone Holding AG	2,336	40,834
Mobimo Holding AG	458	111,451
Novavest Real Estate AG (A)	212	9,601
OC Oerlikon Corp. AG	9,769	68,204
Orascom Development Holding AG (A)	533	4,074
Orior AG	425	35,590
Peach Property Group AG (A)	212	7,850
Phoenix Mecano AG, Bearer Shares	38	14,312
Plazza AG, Class A	68	23,254
PSP Swiss Property AG	2,466	274,550
Rieter Holding AG	251	29,050
Romande Energie Holding SA	34	41,649
Schaffner Holding AG	40	12,151
Schweiter Technologies AG, Bearer Shares	48	45,513
Sensirion Holding AG (A)(D)	592	60,133
SFS Group AG	1,460	148,139
Siegfried Holding AG (A)	192	122,961
SIG Group AG (A)	5,282	116,637
Softwareone Holding AG (A)	2,412	28,914
St. Galler Kantonalbank AG, Class A	152	69,938
Sulzer AG	1,049	65,386
Swiss Prime Site AG	2,193	192,686
Swiss Steel Holding AG (A)	39,436	9,843
Swissquote Group Holding SA	465	47,427
Tecan Group AG	380	110,652
Temenos AG	1,128	96,534
TX Group AG	201	24,255
u-blox Holding AG (A)	431	43,756
Valiant Holding AG	835	73,460
Valora Holding AG	244	42,262
VAT Group AG (D)	705	168,605
Vaudoise Assurances Holding SA	64	27,261
Vetropack Holding AG	500	20,713
Vifor Pharma AG	1,287	223,012
Von Roll Holding AG, Bearer Shares (A)(B)	7,878	6,522
Vontobel Holding AG	1,521	106,871
VZ Holding AG	685	49,759
V-ZUG Holding AG (A)	120	11,187
Walliser Kantonalbank	203	23,509
Warteck Invest AG	8	18,278
Ypsomed Holding AG	77	10,459
Zehnder Group AG	615	36,401
Zug Estates Holding AG, B Shares	16	33,343
Zuger Kantonalbank AG, Bearer Shares	9	67,372
		7,118,936
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	6,689
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
		6,689

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates - 0.0%
Borr Drilling, Ltd. (A)	1,712	$7,892
Lamprell PLC (A)	11,610	1,236
Shelf Drilling, Ltd. (A)(D)	10,196	12,914
		22,042
United Kingdom - 11.5%
4imprint Group PLC	1,523	42,955
A.G. Barr PLC	4,718	29,803
Accesso Technology Group PLC (A)	2,349	17,648
Advanced Medical Solutions Group PLC	11,814	42,397
Airtel Africa PLC (D)	23,588	39,186
AJ Bell PLC	11,487	37,473
Alfa Financial Software Holdings PLC (D)	4,048	7,389
Alliance Pharma PLC	24,062	33,363
Anglo Pacific Group PLC	12,147	21,382
Anglo-Eastern Plantations PLC	1,225	12,025
AO World PLC (A)	8,013	6,759
Ascential PLC (A)	20,806	65,636
Ashmore Group PLC	15,764	42,643
Aston Martin Lagonda Global Holdings PLC (A)(D)	878	4,741
Avon Protection PLC	1,565	18,709
Babcock International Group PLC (A)	22,879	86,369
Bakkavor Group PLC (D)	5,579	6,332
Balfour Beatty PLC	34,581	107,492
Beazley PLC	32,052	195,435
Begbies Traynor Group PLC	6,626	11,424
Bellway PLC	4,065	106,878
Biffa PLC (D)	17,147	78,206
Bloomsbury Publishing PLC	4,265	19,826
Bodycote PLC	9,417	60,598
Boohoo Group PLC (A)	3,748	2,524
Braemar Shipping Services PLC	1,328	4,049
Brewin Dolphin Holdings PLC	15,066	93,982
Britvic PLC	13,590	134,707
Bytes Technology Group PLC	8,409	42,791
Capita PLC (A)	67,697	21,034
Capricorn Energy PLC (A)	24,079	64,011
Card Factory PLC (A)	14,688	8,227
CareTech Holdings PLC	4,102	36,876
Carillion PLC (A)(C)	35,521	4,147
Carr's Group PLC	6,569	10,998
Cazoo Group, Ltd. (A)	4,506	3,244
Central Asia Metals PLC	8,189	22,089
CentralNic Group PLC (A)	10,289	14,601
Centrica PLC (A)	208,824	203,925
Chemring Group PLC	13,921	53,536
Chesnara PLC	7,709	26,365
Circassia Group PLC (A)	9,034	3,794
Clarkson PLC	1,348	49,215
Close Brothers Group PLC	8,356	105,039
CMC Markets PLC (D)	7,009	23,407
Coats Group PLC	56,475	42,900
Cohort PLC	1,758	10,360
Computacenter PLC	3,949	113,088
Concentric AB	2,526	43,890
ContourGlobal PLC (D)	8,862	27,245
Costain Group PLC (A)	4,797	2,016
Countryside Partnerships PLC (A)(D)	23,711	71,884
Cranswick PLC	2,760	103,357
Crest Nicholson Holdings PLC	13,693	40,831
Currys PLC	70,297	58,441
CVS Group PLC	2,750	55,590
De La Rue PLC (A)	10,028	9,598
Debenhams PLC (A)(C)	76,182	0
Devro PLC	12,253	27,530
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
DFS Furniture PLC	12,509	$23,756
Dialight PLC (A)	105	384
Dignity PLC (A)	3,439	16,927
Diploma PLC	5,220	142,165
DiscoverIE Group PLC	5,627	42,405
Domino's Pizza Group PLC	21,324	72,678
dotdigital Group PLC	12,814	10,856
Drax Group PLC	21,413	168,082
Dunelm Group PLC	5,320	53,121
DWF Group PLC (D)	14,677	16,181
EKF Diagnostics Holdings PLC	8,242	3,215
Elementis PLC (A)	35,393	42,397
EMIS Group PLC	3,714	84,388
Energean PLC (A)	4,619	61,791
EnQuest PLC (A)	115,537	33,287
Ergomed PLC (A)	2,357	29,162
Esken, Ltd. (A)	25,251	2,901
Essentra PLC	14,966	45,363
Euromoney Institutional Investor PLC	5,478	89,761
FD Technologies PLC (A)	732	17,492
FDM Group Holdings PLC	3,208	33,555
Fevertree Drinks PLC	4,244	63,198
Firstgroup PLC (A)	30,006	46,685
Forterra PLC (D)	10,957	35,681
Foxtons Group PLC	23,551	9,428
Frasers Group PLC (A)	9,750	79,332
Frontier Developments PLC (A)	532	8,863
Fuller Smith & Turner PLC, Class A	1,525	11,134
Funding Circle Holdings PLC (A)(D)	3,849	2,664
Galliford Try Holdings PLC	5,675	11,802
Games Workshop Group PLC	1,582	128,793
Gamma Communications PLC	1,848	24,210
GB Group PLC	2,086	10,171
Gem Diamonds, Ltd.	12,666	6,354
Genel Energy PLC	4,784	8,153
Genuit Group PLC	12,035	56,207
Genus PLC	250	7,647
Grainger PLC	32,768	112,282
Greggs PLC	4,752	105,227
Gulf Keystone Petroleum, Ltd.	11,237	35,553
Halfords Group PLC	15,547	27,137
Harworth Group PLC	813	1,462
Hays PLC	77,290	105,701
Headlam Group PLC	6,602	24,002
Helical PLC	6,424	29,131
Helios Towers PLC (A)	21,114	31,202
Henry Boot PLC	5,301	18,773
Hill & Smith Holdings PLC	4,214	59,376
Hilton Food Group PLC	3,061	38,134
Hollywood Bowl Group PLC	8,153	20,574
HomeServe PLC	5,509	78,876
Hunting PLC	8,331	22,059
Hyve Group PLC (A)	12,149	10,938
Ibstock PLC (D)	19,043	38,366
IDOX PLC	10,437	7,438
IG Group Holdings PLC	11,388	96,115
IMI PLC	2,834	40,647
Impax Asset Management Group PLC	4,165	30,571
Inchcape PLC	18,703	158,938
Indivior PLC (A)	36,002	135,724
IntegraFin Holdings PLC	9,972	27,410
International Personal Finance PLC	12,526	11,653
iomart Group PLC	2,265	4,782
IP Group PLC	38,897	33,296
IQE PLC (A)	9,568	4,007

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
J.D. Wetherspoon PLC (A)	4,332	$32,952
James Fisher & Sons PLC (A)	2,814	10,012
James Halstead PLC	11,052	27,381
JET2 PLC (A)	6,865	75,808
John Menzies PLC (A)	3,549	25,891
John Wood Group PLC (A)	34,072	64,688
Johnson Service Group PLC (A)	14,257	17,283
Jupiter Fund Management PLC	22,824	41,051
Just Group PLC	56,562	49,241
Kainos Group PLC	4,099	55,648
Keller Group PLC	4,206	37,093
Kier Group PLC (A)	22,531	18,602
Kin & Carta PLC (A)	11,305	24,225
Knights Group Holdings PLC	2,269	2,375
Lancashire Holdings, Ltd.	11,586	56,940
Learning Technologies Group PLC	21,193	28,919
Liontrust Asset Management PLC	2,411	26,836
Lookers PLC	22,449	20,396
LSL Property Services PLC	6,404	26,151
Luceco PLC (D)	1,922	2,404
M&C Saatchi PLC (A)	253	494
Macfarlane Group PLC	6,288	8,794
Man Group PLC	73,477	224,306
Marks & Spencer Group PLC (A)	55,905	92,748
Marshalls PLC	11,740	64,119
Marston's PLC (A)	37,566	23,651
McBride PLC (A)	14,770	2,782
Mears Group PLC	8,289	19,168
Medica Group PLC	4,479	8,176
Meggitt PLC (A)	21,288	204,621
Metro Bank PLC (A)	9,741	9,133
Micro Focus International PLC	16,735	56,946
Midwich Group PLC	1,185	8,470
Mitchells & Butlers PLC (A)	16,776	37,832
Mitie Group PLC	68,528	47,073
MJ Gleeson PLC	2,770	17,326
Moneysupermarket.com Group PLC	27,587	58,401
Moonpig Group PLC (A)	4,212	11,575
Morgan Advanced Materials PLC	14,263	47,692
Morgan Sindall Group PLC	2,381	52,803
Mortgage Advice Bureau Holdings, Ltd.	1,276	14,036
MP Evans Group PLC	203	2,193
N. Brown Group PLC (A)	9,633	2,779
National Express Group PLC (A)	28,347	67,311
NCC Group PLC	17,294	39,427
Next Fifteen Communications Group PLC	3,756	41,058
Ninety One PLC	19,563	47,203
Norcros PLC	6,666	18,896
Numis Corp. PLC	2,926	8,947
Odfjell Technology, Ltd. (A)	828	1,715
On the Beach Group PLC (A)(D)	5,451	9,474
OSB Group PLC	18,542	108,971
Oxford Biomedica PLC (A)	1,730	9,593
Oxford Instruments PLC	2,839	69,076
Pagegroup PLC	17,115	83,830
Pan African Resources PLC	85,815	21,845
Paragon Banking Group PLC	13,704	81,783
PayPoint PLC	4,705	32,282
Pendragon PLC (A)	102,667	26,370
Pennon Group PLC	12,734	148,175
Petrofac, Ltd. (A)	28,442	38,888
Pets at Home Group PLC	24,400	91,841
Pharos Energy PLC (A)	16,636	4,447
Photo-Me International PLC	18,684	17,524
Polar Capital Holdings PLC	3,830	23,677
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Porvair PLC	2,468	$16,299
Premier Foods PLC	41,106	56,278
Provident Financial PLC	13,396	32,627
Purplebricks Group PLC (A)	7,294	1,299
PZ Cussons PLC	13,141	31,581
QinetiQ Group PLC	27,714	123,950
Quilter PLC (D)	72,844	91,299
Rank Group PLC (A)	7,303	7,635
Rathbones Group PLC	3,523	83,414
Reach PLC	25,143	30,872
Redcentric PLC	5,876	8,813
Redde Northgate PLC	14,424	59,251
Redrow PLC	14,867	88,761
Renew Holdings PLC	4,150	32,351
Renewi PLC (A)	5,276	46,581
Renishaw PLC	1,208	52,610
Ricardo PLC	2,982	13,095
RM PLC	8,752	12,000
Robert Walters PLC	4,693	26,997
Rotork PLC	43,727	128,453
Royal Mail PLC	7,711	25,473
RPS Group PLC	15,418	19,472
RWS Holdings PLC	1,824	7,698
S&U PLC	303	7,500
Sabre Insurance Group PLC (D)	5,914	14,767
Saga PLC (A)	4,637	10,060
Savannah Energy PLC (A)	53,744	22,914
Savills PLC	7,351	90,639
Senior PLC (A)	21,835	30,886
Serco Group PLC	34,619	73,425
Serica Energy PLC	8,374	29,019
Severfield PLC	11,941	9,031
SIG PLC (A)	64,105	23,283
Smart Metering Systems PLC	5,253	52,401
Softcat PLC	5,700	91,754
Spectris PLC	4,622	153,125
Speedy Hire PLC	24,369	12,915
Spire Healthcare Group PLC (A)(D)	18,774	53,686
Spirent Communications PLC	33,589	100,907
Sportech PLC	4,748	1,431
SSP Group PLC (A)	32,521	92,324
SThree PLC	8,144	35,256
Stolt-Nielsen, Ltd.	2,414	51,155
Studio Retail Group PLC (A)(C)	8,139	11,394
STV Group PLC	2,712	9,867
Superdry PLC (A)	3,110	5,111
Synthomer PLC	17,828	48,905
Tate & Lyle PLC	19,841	181,826
Tatton Asset Management PLC	1,955	9,083
Ted Baker PLC (A)	2,896	2,687
Telecom Plus PLC	3,652	87,108
The Go-Ahead Group PLC (A)	3,096	59,817
The Gym Group PLC (A)(D)	5,959	13,793
The Restaurant Group PLC (A)	30,769	16,770
The Vitec Group PLC	2,842	45,629
THG PLC (A)	6,472	6,498
TI Fluid Systems PLC (D)	1,686	3,115
Topps Tiles PLC	15,591	7,436
TORM PLC, Class A (A)	1,596	21,580
TP ICAP Group PLC	45,423	61,971
Travis Perkins PLC	12,177	144,336
Treatt PLC	2,204	20,376
Trifast PLC	7,237	8,451
TT Electronics PLC	14,769	31,616
Tullow Oil PLC (A)(B)	72,437	41,543

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Tyman PLC	9,005	$26,117
Ultra Electronics Holdings PLC	3,309	139,461
Verici Dx PLC (A)	165	46
Vertu Motors PLC	13,548	8,952
Vesuvius PLC	12,719	47,227
Victrex PLC	4,079	88,947
Virgin Money UK PLC	52,278	83,766
Vistry Group PLC	11,609	118,241
Vivo Energy PLC (D)	12,282	21,815
Volex PLC	3,136	9,179
Volution Group PLC	6,978	28,492
Vp PLC	637	6,631
Watches of Switzerland Group PLC (A)(D)	10,654	100,962
Watkin Jones PLC	10,502	28,217
WH Smith PLC (A)	6,346	109,084
Wickes Group PLC	13,094	26,274
Wilmington PLC	8,076	22,628
Wincanton PLC	8,498	36,063
Xaar PLC (A)	5,629	12,540
XPS Pensions Group PLC	5,857	9,315
Young & Company's Brewery PLC, Class A	1,224	16,918
Zotefoams PLC	1,549	5,132
		11,829,076
United States - 0.8%
Argonaut Gold, Inc. (A)(B)	16,734	5,850
Atlantic Sapphire ASA (A)(B)	1,333	2,631
Burford Capital, Ltd.	9,873	96,801
Diversified Energy Company PLC	30,857	41,980
Energy Fuels, Inc. (A)	730	3,596
Frontage Holdings Corp. (A)(D)	14,000	5,600
GXO Logistics, Inc. (A)	67	2,899
Invesque, Inc. (A)(B)	2,000	2,460
Perpetua Resources Corp. (A)	3,000	9,882
Primo Water Corp.	1,600	21,408
Primo Water Corp. (Toronto Stock Exchange)	6,607	88,234
PureTech Health PLC (A)	9,879	20,592
REC Silicon ASA (A)	27,505	43,165
Reliance Worldwide Corp., Ltd.	31,340	87,581
RTW Venture Fund, Ltd. (A)	16,094	15,571
Samsonite International SA (A)(D)	26,400	52,498
Sims, Ltd.	9,104	86,531
SSR Mining, Inc. (B)	10,507	175,498
SunOpta, Inc. (A)	5,608	43,350
Viemed Healthcare, Inc. (A)	2,600	13,988
		820,115
TOTAL COMMON STOCKS (Cost $122,407,101)		$100,874,387
PREFERRED SECURITIES - 0.2%
Germany - 0.2%
Draegerwerk AG & Company KGaA	565	29,527
Fuchs Petrolub SE	3,011	84,238
Jungheinrich AG	2,336	51,253
Sixt SE	838	52,598
STO SE & Company KGaA	163	23,938
Villeroy & Boch AG	625	11,399
		252,953
TOTAL PREFERRED SECURITIES (Cost $310,131)		$252,953
International Small Company Trust (continued)
	Shares or Principal Amount	Value
RIGHTS - 0.0%
BWX, Ltd. (Expiration Date: 7-14-22; Strike Price: AUD 0.60) (A)	872	$24
Cooper Energy, Ltd. (Expiration Date: 7-8-22; Strike Price: AUD 0.25) (A)	39,302	0
Fomento de Construcciones y Contratas SA (Expiration Date: 7-6-22) (A)(E)	2,366	850
Greenvolt-Energias Renovaveis SA (Expiration Date: 7-6-22; Strike Price: EUR 5.62) (A)	1,473	391
Intercell AG (A)(B)(C)(E)	3,233	0
Saipem SpA (Expiration Date: 7-12-22; Strike Price: EUR 1.01) (A)	636	840
TOTAL RIGHTS (Cost $134,917)		$2,105
WARRANTS - 0.0%
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)	78,780	0
MECOM Power and Construction, Ltd. (Expiration Date: 5-24-23; Strike Price: HKD 4.47) (A)	3,900	144
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	650	30
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	574
TOTAL WARRANTS (Cost $0)		$748
SHORT-TERM INVESTMENTS - 6.2%
Short-term funds - 6.2%
John Hancock Collateral Trust, 1.4215% (F)(G)	633,805	6,335,767
TOTAL SHORT-TERM INVESTMENTS (Cost $6,336,653)		$6,335,767
Total Investments (International Small Company Trust) (Cost $129,188,802) - 104.6%		$107,465,960
Other assets and liabilities, net - (4.6%)		(4,731,371)
TOTAL NET ASSETS - 100.0%		$102,734,589
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
SGD	Singapore Dollar
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Sep 2022	$700,224	$650,650	$(49,574)
						$(49,574)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 49.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,181,937	$455,793,067
Fixed income - 51.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	38,419,607	474,482,150
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $987,604,632)		$930,275,217
Total Investments (Lifestyle Balanced Portfolio) (Cost $987,604,632) - 100.0%		$930,275,217
Other assets and liabilities, net - (0.0%)		(74,888)
TOTAL NET ASSETS - 100.0%		$930,200,329
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 19.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,857,395	$33,618,855
Fixed income - 80.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,509,799	142,146,022
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $197,687,176)		$175,764,877
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	3,990	3,990
TOTAL SHORT-TERM INVESTMENTS (Cost $3,990)		$3,990
Total Investments (Lifestyle Conservative Portfolio) (Cost $197,691,166) - 100.0%		$175,768,867
Other assets and liabilities, net - (0.0%)		(39,813)
TOTAL NET ASSETS - 100.0%		$175,729,054
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 69.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	191,280,859	$3,462,183,548
Fixed income - 30.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	125,127,030	1,545,318,824
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,160,443,909)		$5,007,502,372
Total Investments (Lifestyle Growth Portfolio) (Cost $5,160,443,909) - 100.0%		$5,007,502,372
Other assets and liabilities, net - (0.0%)		(251,940)
TOTAL NET ASSETS - 100.0%		$5,007,250,432
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 38.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,203,313	$112,279,966
Fixed income - 61.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,280,074	176,358,913
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $313,215,192)		$288,638,879
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	1,444	1,444
TOTAL SHORT-TERM INVESTMENTS (Cost $1,444)		$1,444
Total Investments (Lifestyle Moderate Portfolio) (Cost $313,216,636) - 100.0%		$288,640,323
Other assets and liabilities, net - (0.0%)		(44,566)
TOTAL NET ASSETS - 100.0%		$288,595,757
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 92.1%
Communication services – 11.4%
Entertainment – 7.1%
Live Nation Entertainment, Inc. (A)	99,716	$8,234,547
Roku, Inc. (A)	163,231	13,407,794
Spotify Technology SA (A)	135,389	12,703,550
Take-Two Interactive Software, Inc. (A)	42,533	5,211,568
		39,557,459
Interactive media and services – 4.3%
Match Group, Inc. (A)	123,228	8,587,759
Snap, Inc., Class A (A)	542,911	7,128,421
ZoomInfo Technologies, Inc. (A)	242,846	8,072,201
		23,788,381
		63,345,840
Consumer discretionary – 17.6%
Automobiles – 2.0%
Thor Industries, Inc.	147,731	11,039,938
Hotels, restaurants and leisure – 2.2%
DraftKings, Inc., Class A (A)(B)	578,249	6,748,166
Texas Roadhouse, Inc.	78,551	5,749,933
		12,498,099
Household durables – 2.4%
Lennar Corp., A Shares	190,612	13,451,489
Internet and direct marketing retail – 2.3%
Etsy, Inc. (A)	173,551	12,705,669
Leisure products – 0.6%
Peloton Interactive, Inc., Class A (A)	336,192	3,086,243
Specialty retail – 4.2%
Burlington Stores, Inc. (A)	18,489	2,518,756
Floor & Decor Holdings, Inc., Class A (A)	100,089	6,301,603
Ulta Beauty, Inc. (A)	37,957	14,631,664
		23,452,023
Textiles, apparel and luxury goods – 3.9%
Lululemon Athletica, Inc. (A)	79,107	21,565,361
		97,798,822
Energy – 3.2%
Oil, gas and consumable fuels – 3.2%
Diamondback Energy, Inc.	47,916	5,805,023
Pioneer Natural Resources Company	28,397	6,334,803
Targa Resources Corp.	98,119	5,854,761
		17,994,587
Financials – 3.3%
Capital markets – 3.3%
Ares Management Corp., Class A	117,814	6,698,904
Tradeweb Markets, Inc., Class A	169,446	11,564,690
		18,263,594
Health care – 18.3%
Biotechnology – 3.8%
Apellis Pharmaceuticals, Inc. (A)	92,767	4,194,924
Ascendis Pharma A/S, ADR (A)(B)	40,055	3,723,513
Exact Sciences Corp. (A)	317,386	12,501,835
Kodiak Sciences, Inc. (A)	71,510	546,336
		20,966,608
Health care equipment and supplies – 6.2%
DexCom, Inc. (A)	207,311	15,450,889
Insulet Corp. (A)	87,585	19,088,275
		34,539,164
Health care technology – 5.4%
Inspire Medical Systems, Inc. (A)	44,834	8,189,827
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Veeva Systems, Inc., Class A (A)	110,887	$21,960,061
		30,149,888
Life sciences tools and services – 2.9%
Agilent Technologies, Inc.	132,998	15,796,172
		101,451,832
Industrials – 7.9%
Building products – 1.8%
Johnson Controls International PLC	212,513	10,175,122
Commercial services and supplies – 1.0%
Copart, Inc. (A)	50,478	5,484,939
Machinery – 1.3%
The Middleby Corp. (A)	57,359	7,190,524
Professional services – 2.7%
CoStar Group, Inc. (A)	245,160	14,810,116
Trading companies and distributors – 1.1%
WESCO International, Inc. (A)	57,965	6,208,052
		43,868,753
Information technology – 26.3%
Communications equipment – 3.8%
Arista Networks, Inc. (A)	226,708	21,251,608
IT services – 5.2%
Block, Inc. (A)	76,927	4,727,933
MongoDB, Inc. (A)	46,545	12,078,428
Okta, Inc. (A)	132,837	12,008,465
		28,814,826
Semiconductors and semiconductor equipment – 4.0%
Ambarella, Inc. (A)	4,300	281,478
MKS Instruments, Inc.	69,007	7,082,188
SolarEdge Technologies, Inc. (A)	31,813	8,706,582
Universal Display Corp.	59,446	6,012,368
		22,082,616
Software – 13.3%
DocuSign, Inc. (A)	123,929	7,111,046
Five9, Inc. (A)	136,361	12,427,942
IronSource, Ltd., Class A (A)	1,266,445	3,014,139
Palo Alto Networks, Inc. (A)	29,490	14,566,291
Paycom Software, Inc. (A)	61,041	17,098,805
RingCentral, Inc., Class A (A)	111,897	5,847,737
Workday, Inc., Class A (A)	97,126	13,556,847
		73,622,807
		145,771,857
Materials – 3.0%
Chemicals – 3.0%
Albemarle Corp.	55,345	11,565,998
CF Industries Holdings, Inc.	58,590	5,022,921
		16,588,919
Real estate – 1.1%
Equity real estate investment trusts – 1.1%
AvalonBay Communities, Inc.	30,560	5,936,280
TOTAL COMMON STOCKS (Cost $708,333,042)		$511,020,484
PREFERRED SECURITIES – 0.9%
Information technology – 0.9%
Software – 0.9%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	3,143,425
Lookout, Inc., Series F (A)(C)(D)	211,003	2,057,279
		5,200,704
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$5,200,704

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS – 4.4%
iShares Russell Mid-Cap Growth ETF (B)	308,289	$24,422,655
TOTAL EXCHANGE-TRADED FUNDS (Cost $24,298,014)		$24,422,655
SHORT-TERM INVESTMENTS – 4.1%
Short-term funds – 1.6%
John Hancock Collateral Trust, 1.4215% (E)(F)	880,981	8,806,643
Repurchase agreement – 2.5%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-22 at 1.500% to be repurchased at $13,900,579 on 7-1-22, collateralized by $15,677,800 Federal National Mortgage Association, 2.000% - 3.000% due 11-1-46 to 1-1-52 (valued at $14,178,000)	$13,900,000	13,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,707,182)		$22,706,643
Total Investments (Mid Cap Growth Trust) (Cost $760,408,523) – 101.5%		$563,350,486
Other assets and liabilities, net – (1.5%)		(8,421,049)
TOTAL NET ASSETS – 100.0%		$554,929,437
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 1.5%
Diversified telecommunication services – 0.2%
Iridium Communications, Inc. (A)	71,253	$2,676,263
Entertainment – 0.1%
World Wrestling Entertainment, Inc., Class A	24,075	1,504,447
Interactive media and services – 0.3%
TripAdvisor, Inc. (A)	55,774	992,777
Ziff Davis, Inc. (A)	26,329	1,962,300
		2,955,077
Media – 0.9%
Cable One, Inc.	2,736	3,527,580
John Wiley & Sons, Inc., Class A	24,162	1,153,977
TEGNA, Inc.	123,186	2,583,210
The New York Times Company, Class A	92,801	2,589,148
		9,853,915
		16,989,702
Consumer discretionary – 13.3%
Auto components – 1.4%
Adient PLC (A)	52,781	1,563,901
Dana, Inc.	79,793	1,122,688
Fox Factory Holding Corp. (A)	23,464	1,889,791
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Gentex Corp.	130,522	$3,650,700
Lear Corp.	33,278	4,189,367
The Goodyear Tire & Rubber Company (A)	157,247	1,684,115
Visteon Corp. (A)	15,649	1,620,923
		15,721,485
Automobiles – 0.4%
Harley-Davidson, Inc.	82,045	2,597,545
Thor Industries, Inc.	30,635	2,289,354
		4,886,899
Diversified consumer services – 1.1%
Graham Holdings Company, Class B	2,181	1,236,278
Grand Canyon Education, Inc. (A)	17,992	1,694,666
H&R Block, Inc.	88,845	3,138,005
Service Corp. International	88,368	6,107,996
		12,176,945
Hotels, restaurants and leisure – 2.5%
Boyd Gaming Corp.	44,534	2,215,567
Choice Hotels International, Inc.	18,318	2,044,838
Churchill Downs, Inc.	19,051	3,648,838
Cracker Barrel Old Country Store, Inc.	12,930	1,079,526
Light & Wonder, Inc. (A)	53,256	2,502,499
Marriott Vacations Worldwide Corp.	23,065	2,680,153
Papa John's International, Inc.	17,735	1,481,227
Six Flags Entertainment Corp. (A)	43,310	939,827
Texas Roadhouse, Inc.	37,949	2,777,867
The Wendy's Company	95,416	1,801,454
Travel + Leisure Company	47,551	1,845,930
Wingstop, Inc.	16,632	1,243,575
Wyndham Hotels & Resorts, Inc.	51,272	3,369,596
		27,630,897
Household durables – 1.4%
Helen of Troy, Ltd. (A)	13,273	2,155,668
KB Home	48,292	1,374,390
Leggett & Platt, Inc.	74,352	2,571,092
Taylor Morrison Home Corp. (A)	66,603	1,555,846
Tempur Sealy International, Inc.	97,725	2,088,383
Toll Brothers, Inc.	61,382	2,737,637
TopBuild Corp. (A)	18,247	3,050,169
		15,533,185
Leisure products – 1.2%
Brunswick Corp.	42,159	2,756,355
Callaway Golf Company (A)	64,776	1,321,430
Mattel, Inc. (A)	196,232	4,381,861
Polaris, Inc.	31,134	3,090,984
YETI Holdings, Inc. (A)	47,965	2,075,446
		13,626,076
Multiline retail – 0.8%
Kohl's Corp.	71,586	2,554,904
Macy's, Inc.	158,581	2,905,204
Nordstrom, Inc.	62,116	1,312,511
Ollie's Bargain Outlet Holdings, Inc. (A)	32,478	1,908,083
		8,680,702
Specialty retail – 2.8%
American Eagle Outfitters, Inc. (B)	85,749	958,674
AutoNation, Inc. (A)	19,806	2,213,519
Dick's Sporting Goods, Inc.	32,317	2,435,732
Five Below, Inc. (A)	30,903	3,505,327
Foot Locker, Inc.	46,539	1,175,110
GameStop Corp., Class A (A)(B)	34,423	4,209,933
Lithia Motors, Inc.	16,107	4,426,365
Murphy USA, Inc.	12,395	2,886,424

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
RH (A)	9,789	$2,077,813
The Gap, Inc.	117,339	966,873
Victoria's Secret & Company (A)	37,810	1,057,546
Williams-Sonoma, Inc.	38,986	4,325,497
		30,238,813
Textiles, apparel and luxury goods – 1.7%
Capri Holdings, Ltd. (A)	82,177	3,370,079
Carter's, Inc.	22,430	1,580,866
Columbia Sportswear Company	18,549	1,327,737
Crocs, Inc. (A)	34,279	1,668,359
Deckers Outdoor Corp. (A)	15,165	3,872,383
Hanesbrands, Inc.	194,162	1,997,927
Skechers USA, Inc., Class A (A)	75,088	2,671,631
Under Armour, Inc., Class A (A)	105,031	874,908
Under Armour, Inc., Class C (A)	112,854	855,433
		18,219,323
		146,714,325
Consumer staples – 3.9%
Beverages – 0.1%
The Boston Beer Company, Inc., Class A (A)	5,232	1,585,139
Food and staples retailing – 1.5%
BJ's Wholesale Club Holdings, Inc. (A)	75,102	4,680,357
Casey's General Stores, Inc.	20,660	3,821,687
Grocery Outlet Holding Corp. (A)	48,819	2,081,154
Performance Food Group Company (A)	86,289	3,967,568
Sprouts Farmers Market, Inc. (A)	61,027	1,545,204
		16,095,970
Food products – 1.8%
Darling Ingredients, Inc. (A)	89,914	5,376,857
Flowers Foods, Inc.	110,955	2,920,336
Ingredion, Inc.	36,864	3,249,930
Lancaster Colony Corp.	11,031	1,420,572
Pilgrim's Pride Corp. (A)	26,758	835,652
Post Holdings, Inc. (A)	31,111	2,561,991
Sanderson Farms, Inc.	11,809	2,545,194
The Hain Celestial Group, Inc. (A)	49,989	1,186,739
		20,097,271
Household products – 0.1%
Energizer Holdings, Inc.	36,492	1,034,548
Personal products – 0.4%
BellRing Brands, Inc. (A)	60,730	1,511,570
Coty, Inc., Class A (A)	191,541	1,534,243
Nu Skin Enterprises, Inc., Class A	27,951	1,210,278
		4,256,091
		43,069,019
Energy – 3.9%
Energy equipment and services – 0.6%
ChampionX Corp.	113,232	2,247,655
NOV, Inc.	218,668	3,697,676
		5,945,331
Oil, gas and consumable fuels – 3.3%
Antero Midstream Corp.	181,113	1,639,073
CNX Resources Corp. (A)	108,586	1,787,326
DT Midstream, Inc.	53,851	2,639,776
EQT Corp.	164,575	5,661,380
Equitrans Midstream Corp.	226,462	1,440,298
HF Sinclair Corp.	83,262	3,760,112
Matador Resources Company	61,814	2,879,914
Murphy Oil Corp.	81,305	2,454,598
PDC Energy, Inc.	53,125	3,273,031
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Range Resources Corp. (A)	144,293	$3,571,252
Targa Resources Corp.	126,920	7,573,307
		36,680,067
		42,625,398
Financials – 14.6%
Banks – 6.9%
Associated Banc-Corp.	83,529	1,525,240
Bank of Hawaii Corp.	22,429	1,668,718
Bank OZK	64,196	2,409,276
Cadence Bank	102,147	2,398,412
Cathay General Bancorp	41,835	1,637,840
Commerce Bancshares, Inc.	61,163	4,015,351
Cullen/Frost Bankers, Inc.	31,757	3,698,103
East West Bancorp, Inc.	78,999	5,119,135
First Financial Bankshares, Inc.	71,506	2,808,041
First Horizon Corp.	297,763	6,509,099
FNB Corp.	187,835	2,039,888
Fulton Financial Corp.	89,492	1,293,159
Glacier Bancorp, Inc.	60,428	2,865,496
Hancock Whitney Corp.	48,081	2,131,431
Home BancShares, Inc.	105,320	2,187,496
International Bancshares Corp.	29,541	1,184,003
Old National Bancorp	163,089	2,412,086
PacWest Bancorp	65,382	1,743,084
Pinnacle Financial Partners, Inc.	42,523	3,074,838
Prosperity Bancshares, Inc.	51,317	3,503,412
Synovus Financial Corp.	80,911	2,916,842
Texas Capital Bancshares, Inc. (A)	28,237	1,486,396
UMB Financial Corp.	23,982	2,064,850
Umpqua Holdings Corp.	120,828	2,026,286
United Bankshares, Inc.	75,553	2,649,644
Valley National Bancorp	233,941	2,435,326
Washington Federal, Inc.	36,357	1,091,437
Webster Financial Corp.	99,147	4,179,046
Wintrust Financial Corp.	31,881	2,555,262
		75,629,197
Capital markets – 1.9%
Affiliated Managers Group, Inc.	21,530	2,510,398
Evercore, Inc., Class A	22,599	2,115,492
Federated Hermes, Inc.	51,030	1,622,244
Interactive Brokers Group, Inc., Class A	48,685	2,678,162
Janus Henderson Group PLC	93,407	2,195,999
Jefferies Financial Group, Inc.	106,665	2,946,087
SEI Investments Company	58,076	3,137,266
Stifel Financial Corp.	59,331	3,323,723
		20,529,371
Consumer finance – 0.5%
FirstCash Holdings, Inc.	21,931	1,524,424
Navient Corp.	82,330	1,151,797
SLM Corp.	149,870	2,388,928
		5,065,149
Diversified financial services – 0.3%
Voya Financial, Inc.	56,880	3,386,066
Insurance – 4.4%
Alleghany Corp. (A)	7,490	6,239,919
American Financial Group, Inc.	36,953	5,129,446
Brighthouse Financial, Inc. (A)	41,693	1,710,247
CNO Financial Group, Inc.	64,515	1,167,076
First American Financial Corp.	59,792	3,164,193
Kemper Corp.	33,387	1,599,237
Kinsale Capital Group, Inc.	11,988	2,752,924
Mercury General Corp.	14,796	655,463
Old Republic International Corp.	159,617	3,569,036

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Primerica, Inc.	21,422	$2,563,999
Reinsurance Group of America, Inc.	37,293	4,374,096
RenaissanceRe Holdings, Ltd.	24,600	3,846,702
RLI Corp.	22,200	2,588,298
Selective Insurance Group, Inc.	33,598	2,921,010
The Hanover Insurance Group, Inc.	19,813	2,897,651
Unum Group	111,949	3,808,505
		48,987,802
Thrifts and mortgage finance – 0.6%
Essent Group, Ltd.	59,901	2,330,149
MGIC Investment Corp.	172,354	2,171,660
New York Community Bancorp, Inc.	260,000	2,373,800
		6,875,609
		160,473,194
Health care – 10.1%
Biotechnology – 1.8%
Arrowhead Pharmaceuticals, Inc. (A)	58,863	2,072,566
Exelixis, Inc. (A)	178,555	3,717,515
Halozyme Therapeutics, Inc. (A)	76,796	3,379,024
Neurocrine Biosciences, Inc. (A)	53,207	5,186,618
United Therapeutics Corp. (A)	25,218	5,942,370
		20,298,093
Health care equipment and supplies – 3.3%
Enovis Corp. (A)	26,169	1,439,295
Envista Holdings Corp. (A)	90,529	3,488,988
Globus Medical, Inc., Class A (A)	44,145	2,478,300
Haemonetics Corp. (A)	28,454	1,854,632
ICU Medical, Inc. (A)	11,174	1,836,894
Inari Medical, Inc. (A)	18,928	1,286,915
Integra LifeSciences Holdings Corp. (A)	39,802	2,150,502
LivaNova PLC (A)	29,750	1,858,483
Masimo Corp. (A)	28,427	3,714,556
Neogen Corp. (A)	60,022	1,445,930
NuVasive, Inc. (A)	28,971	1,424,214
Penumbra, Inc. (A)	19,717	2,455,161
QuidelOrtho Corp. (A)	27,847	2,706,171
Shockwave Medical, Inc. (A)	19,925	3,809,062
STAAR Surgical Company (A)	26,616	1,887,873
Tandem Diabetes Care, Inc. (A)	35,608	2,107,638
		35,944,614
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)	50,396	3,408,281
Amedisys, Inc. (A)	18,133	1,906,141
Chemed Corp.	8,333	3,911,427
Encompass Health Corp.	55,560	3,114,138
HealthEquity, Inc. (A)	46,966	2,883,243
LHC Group, Inc. (A)	17,274	2,690,253
Option Care Health, Inc. (A)	77,180	2,144,832
Patterson Companies, Inc.	48,368	1,465,550
Progyny, Inc. (A)	39,412	1,144,919
R1 RCM, Inc. (A)	74,741	1,566,571
Tenet Healthcare Corp. (A)	59,969	3,151,971
		27,387,326
Life sciences tools and services – 1.7%
Azenta, Inc.	41,743	3,009,670
Bruker Corp.	55,670	3,493,849
Medpace Holdings, Inc. (A)	14,985	2,242,805
Repligen Corp. (A)	28,699	4,660,718
Sotera Health Company (A)	55,105	1,079,507
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Syneos Health, Inc. (A)	57,103	$4,093,143
		18,579,692
Pharmaceuticals – 0.8%
Jazz Pharmaceuticals PLC (A)	34,693	5,412,455
Perrigo Company PLC	74,904	3,038,855
		8,451,310
		110,661,035
Industrials – 18.0%
Aerospace and defense – 1.3%
Axon Enterprise, Inc. (A)	39,531	3,683,103
Curtiss-Wright Corp.	21,402	2,826,348
Hexcel Corp.	46,791	2,447,637
Mercury Systems, Inc. (A)	32,106	2,065,379
Woodward, Inc.	33,761	3,122,555
		14,145,022
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	56,647	2,451,116
Airlines – 0.1%
JetBlue Airways Corp. (A)	178,582	1,494,731
Building products – 2.3%
Builders FirstSource, Inc. (A)	96,177	5,164,705
Carlisle Companies, Inc.	28,780	6,867,196
Lennox International, Inc.	18,391	3,799,397
Owens Corning	54,043	4,015,935
Simpson Manufacturing Company, Inc.	24,027	2,417,356
Trex Company, Inc. (A)	63,017	3,429,385
		25,693,974
Commercial services and supplies – 1.5%
Clean Harbors, Inc. (A)	27,877	2,443,977
IAA, Inc. (A)	74,601	2,444,675
MillerKnoll, Inc.	42,194	1,108,436
MSA Safety, Inc.	20,365	2,465,591
Stericycle, Inc. (A)	51,265	2,247,970
Tetra Tech, Inc.	29,885	4,080,797
The Brink's Company	26,178	1,589,266
		16,380,712
Construction and engineering – 1.8%
AECOM	78,685	5,131,836
Dycom Industries, Inc. (A)	16,494	1,534,602
EMCOR Group, Inc.	28,470	2,931,271
Fluor Corp. (A)	79,056	1,924,223
MasTec, Inc. (A)	31,812	2,279,648
MDU Resources Group, Inc.	113,204	3,055,376
Valmont Industries, Inc.	11,864	2,665,010
		19,521,966
Electrical equipment – 1.8%
Acuity Brands, Inc.	19,251	2,965,424
EnerSys	22,964	1,353,957
Hubbell, Inc.	29,873	5,334,720
nVent Electric PLC	92,605	2,901,315
Regal Rexnord Corp.	37,301	4,234,410
Sunrun, Inc. (A)	116,969	2,732,396
Vicor Corp. (A)	12,013	657,471
		20,179,693
Machinery – 4.2%
AGCO Corp.	34,029	3,358,662
Chart Industries, Inc. (A)	20,383	3,411,707
Crane Holdings Company	26,524	2,322,441
Donaldson Company, Inc.	68,784	3,311,262
Esab Corp.	25,400	1,111,250
Flowserve Corp.	72,729	2,082,231

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Graco, Inc.	94,208	$5,596,897
ITT, Inc.	46,484	3,125,584
Kennametal, Inc.	46,004	1,068,673
Lincoln Electric Holdings, Inc.	32,342	3,989,709
Oshkosh Corp.	36,628	3,008,624
Terex Corp.	38,579	1,055,907
The Middleby Corp. (A)	30,279	3,795,775
The Timken Company	37,554	1,992,240
The Toro Company	58,196	4,410,675
Watts Water Technologies, Inc., Class A	15,269	1,875,644
		45,517,281
Marine – 0.2%
Kirby Corp. (A)	33,569	2,042,338
Professional services – 1.9%
ASGN, Inc. (A)	28,447	2,567,342
CACI International, Inc., Class A (A)	13,034	3,672,721
FTI Consulting, Inc. (A)	19,189	3,470,331
Insperity, Inc.	19,833	1,979,928
KBR, Inc.	77,692	3,759,516
ManpowerGroup, Inc.	29,360	2,243,398
Science Applications International Corp.	31,074	2,892,989
		20,586,225
Road and rail – 1.7%
Avis Budget Group, Inc. (A)	19,086	2,807,169
Knight-Swift Transportation Holdings, Inc.	91,058	4,215,075
Landstar System, Inc.	20,668	3,005,541
Ryder System, Inc.	28,468	2,022,936
Saia, Inc. (A)	14,701	2,763,788
Werner Enterprises, Inc.	32,958	1,270,201
XPO Logistics, Inc. (A)	55,066	2,651,979
		18,736,689
Trading companies and distributors – 1.0%
GATX Corp.	19,818	1,866,063
MSC Industrial Direct Company, Inc., Class A	26,269	1,973,065
Univar Solutions, Inc. (A)	94,211	2,343,028
Watsco, Inc.	18,463	4,409,334
		10,591,490
		197,341,237
Information technology – 12.8%
Communications equipment – 0.8%
Calix, Inc. (A)	30,933	1,056,053
Ciena Corp. (A)	84,688	3,870,242
Lumentum Holdings, Inc. (A)	38,412	3,050,681
Viasat, Inc. (A)	41,439	1,269,277
		9,246,253
Electronic equipment, instruments and components – 3.3%
Arrow Electronics, Inc. (A)	36,762	4,120,653
Avnet, Inc.	54,379	2,331,772
Belden, Inc.	24,637	1,312,413
Cognex Corp.	96,719	4,112,492
Coherent, Inc. (A)	13,813	3,677,297
II-VI, Inc. (A)	59,264	3,019,501
IPG Photonics Corp. (A)	19,348	1,821,227
Jabil, Inc.	78,614	4,025,823
Littelfuse, Inc.	13,772	3,498,639
National Instruments Corp.	73,024	2,280,540
TD SYNNEX Corp.	23,005	2,095,756
Vishay Intertechnology, Inc.	73,443	1,308,754
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Vontier Corp.	89,632	$2,060,640
		35,665,507
IT services – 2.1%
Bread Financial Holdings, Inc.	27,710	1,026,933
Concentrix Corp.	23,952	3,248,849
Euronet Worldwide, Inc. (A)	28,141	2,830,703
Genpact, Ltd.	94,826	4,016,829
Kyndryl Holdings, Inc. (A)	100,005	978,049
Maximus, Inc.	34,188	2,137,092
Sabre Corp. (A)	181,700	1,059,311
The Western Union Company	214,903	3,539,452
WEX, Inc. (A)	25,046	3,896,156
		22,733,374
Semiconductors and semiconductor equipment – 3.2%
Amkor Technology, Inc.	55,871	947,013
Cirrus Logic, Inc. (A)	31,889	2,313,228
CMC Materials, Inc.	15,928	2,779,277
First Solar, Inc. (A)	55,181	3,759,482
Lattice Semiconductor Corp. (A)	76,607	3,715,440
MKS Instruments, Inc.	30,985	3,179,991
Power Integrations, Inc.	32,460	2,434,825
Semtech Corp. (A)	35,332	1,942,200
Silicon Laboratories, Inc. (A)	20,364	2,855,440
SiTime Corp. (A)	8,668	1,413,144
SunPower Corp. (A)(B)	46,458	734,501
Synaptics, Inc. (A)	22,049	2,602,884
Universal Display Corp.	24,181	2,445,666
Wolfspeed, Inc. (A)	68,827	4,367,073
		35,490,164
Software – 3.3%
ACI Worldwide, Inc. (A)	63,901	1,654,397
Aspen Technology, Inc. (A)	15,586	2,862,836
Blackbaud, Inc. (A)	25,347	1,471,900
CDK Global, Inc.	65,013	3,560,762
CommVault Systems, Inc. (A)	24,830	1,561,807
Envestnet, Inc. (A)	30,722	1,621,200
Fair Isaac Corp. (A)	14,436	5,787,392
Manhattan Associates, Inc. (A)	35,135	4,026,471
NCR Corp. (A)	76,045	2,365,760
Paylocity Holding Corp. (A)	22,095	3,853,810
Qualys, Inc. (A)	18,592	2,345,195
Sailpoint Technologies Holdings, Inc. (A)	52,484	3,289,697
Teradata Corp. (A)	58,286	2,157,165
		36,558,392
Technology hardware, storage and peripherals – 0.1%
Xerox Holdings Corp.	66,382	985,773
		140,679,463
Materials – 6.8%
Chemicals – 2.7%
Ashland Global Holdings, Inc.	28,234	2,909,514
Avient Corp.	50,896	2,039,912
Cabot Corp.	31,417	2,004,090
Ingevity Corp. (A)	21,573	1,362,119
Minerals Technologies, Inc.	18,352	1,125,712
NewMarket Corp.	3,768	1,134,017
Olin Corp.	77,263	3,575,732
RPM International, Inc.	72,090	5,674,925
Sensient Technologies Corp.	23,400	1,885,104
The Chemours Company	86,549	2,771,299
The Scotts Miracle-Gro Company	22,511	1,778,144

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Valvoline, Inc.	99,202	$2,859,994
		29,120,562
Construction materials – 0.2%
Eagle Materials, Inc.	21,992	2,417,800
Containers and packaging – 0.9%
AptarGroup, Inc.	36,504	3,767,578
Greif, Inc., Class A	14,810	923,848
Silgan Holdings, Inc.	46,878	1,938,405
Sonoco Products Company	54,274	3,095,789
		9,725,620
Metals and mining – 2.8%
Alcoa Corp.	102,682	4,680,246
Cleveland-Cliffs, Inc. (A)	265,828	4,085,776
Commercial Metals Company	67,636	2,238,752
Reliance Steel & Aluminum Company	34,486	5,857,792
Royal Gold, Inc.	36,541	3,901,848
Steel Dynamics, Inc.	99,791	6,601,175
U.S. Steel Corp.	145,094	2,598,634
Worthington Industries, Inc.	17,861	787,670
		30,751,893
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	45,715	2,395,923
		74,411,798
Real estate – 9.1%
Equity real estate investment trusts – 8.7%
American Campus Communities, Inc.	77,650	5,006,096
Apartment Income REIT Corp.	87,455	3,638,128
Brixmor Property Group, Inc.	166,749	3,369,997
Corporate Office Properties Trust	62,581	1,638,996
Cousins Properties, Inc.	82,816	2,420,712
Douglas Emmett, Inc.	97,858	2,190,062
EastGroup Properties, Inc.	23,203	3,580,919
EPR Properties	41,735	1,958,624
First Industrial Realty Trust, Inc.	73,484	3,489,020
Healthcare Realty Trust, Inc.	84,398	2,295,626
Highwoods Properties, Inc.	58,539	2,001,448
Hudson Pacific Properties, Inc.	80,512	1,194,798
Independence Realty Trust, Inc.	122,974	2,549,251
JBG SMITH Properties	60,525	1,430,811
Kilroy Realty Corp.	58,478	3,060,154
Kite Realty Group Trust	121,939	2,108,325
Lamar Advertising Company, Class A	48,467	4,263,642
Life Storage, Inc.	46,966	5,244,224
Medical Properties Trust, Inc.	334,073	5,101,295
National Retail Properties, Inc.	97,929	4,210,947
National Storage Affiliates Trust	46,843	2,345,429
Omega Healthcare Investors, Inc.	130,944	3,691,311
Park Hotels & Resorts, Inc.	129,916	1,762,960
Pebblebrook Hotel Trust	73,123	1,211,648
Physicians Realty Trust	125,421	2,188,596
PotlatchDeltic Corp.	38,619	1,706,574
PS Business Parks, Inc.	11,227	2,101,133
Rayonier, Inc.	81,441	3,044,265
Rexford Industrial Realty, Inc.	91,866	5,290,563
Sabra Health Care REIT, Inc.	128,571	1,796,137
SL Green Realty Corp.	35,698	1,647,463
Spirit Realty Capital, Inc.	74,769	2,824,773
STORE Capital Corp.	140,572	3,666,118
The Macerich Company	119,492	1,040,775
		95,070,820
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	27,202	4,756,542
		99,827,362
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 4.1%
Electric utilities – 1.5%
ALLETE, Inc.	31,726	$1,864,854
Hawaiian Electric Industries, Inc.	60,918	2,491,546
IDACORP, Inc.	28,146	2,981,224
OGE Energy Corp.	111,452	4,297,589
PNM Resources, Inc.	47,784	2,283,120
Portland General Electric Company	51,666	2,497,018
		16,415,351
Gas utilities – 1.7%
National Fuel Gas Company	50,913	3,362,804
New Jersey Resources Corp.	53,528	2,383,602
ONE Gas, Inc.	30,112	2,444,793
Southwest Gas Holdings, Inc.	37,216	3,240,769
Spire, Inc.	29,016	2,157,920
UGI Corp.	116,902	4,513,586
		18,103,474
Multi-utilities – 0.4%
Black Hills Corp.	36,092	2,626,415
NorthWestern Corp.	30,139	1,776,091
		4,402,506
Water utilities – 0.5%
Essential Utilities, Inc.	128,175	5,876,824
		44,798,155
TOTAL COMMON STOCKS (Cost $987,381,436)		$1,077,590,688
SHORT-TERM INVESTMENTS – 2.2%
U.S. Government Agency – 0.8%
Federal Home Loan Bank Discount Note 1.000%, 07/22/2022 *	$9,200,000	9,192,493
Short-term funds – 0.5%
John Hancock Collateral Trust, 1.4215% (C)(D)	553,954	5,537,550
Repurchase agreement – 0.9%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $9,992,067 on 7-1-22, collateralized by $10,203,100 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $10,191,938)	$9,992,000	9,992,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,724,874)		$24,722,043
Total Investments (Mid Cap Index Trust) (Cost $1,012,106,310) – 100.3%		$1,102,312,731
Other assets and liabilities, net – (0.3%)		(3,482,420)
TOTAL NET ASSETS – 100.0%		$1,098,830,311
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	96	Long	Sep 2022	$22,849,159	$21,772,800	$(1,076,359)
						$(1,076,359)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 93.3%
Communication services – 5.3%
Entertainment – 0.6%
Madison Square Garden Entertainment Corp. (A)	34,837	$1,833,123
Madison Square Garden Sports Corp. (A)	11,636	1,757,036
		3,590,159
Media – 4.7%
DISH Network Corp., Class A (A)	131,793	2,363,048
Fox Corp., Class A	102,224	3,287,524
Fox Corp., Class B	5,700	169,290
News Corp., Class A	705,493	10,991,581
Paramount Global, Class B	235,944	5,823,098
Scholastic Corp.	98,068	3,527,506
		26,162,047
		29,752,206
Consumer discretionary – 4.3%
Automobiles – 0.2%
General Motors Company (A)	37,300	1,184,648
Diversified consumer services – 0.7%
Strategic Education, Inc.	54,954	3,878,653
Hotels, restaurants and leisure – 0.7%
Compass Group PLC	195,737	4,018,751
Household durables – 1.0%
Mohawk Industries, Inc. (A)	45,020	5,586,532
Specialty retail – 0.5%
Best Buy Company, Inc.	40,400	2,633,676
Textiles, apparel and luxury goods – 1.2%
Ralph Lauren Corp.	75,825	6,797,711
		24,099,971
Consumer staples – 8.6%
Beverages – 1.6%
Carlsberg A/S, Class B	41,207	5,266,367
Monster Beverage Corp. (A)	38,000	3,522,600
		8,788,967
Food and staples retailing – 1.7%
Sysco Corp.	112,375	9,519,286
Food products – 4.8%
Bunge, Ltd.	94,594	8,578,730
Campbell Soup Company	131,336	6,310,695
Flowers Foods, Inc.	457,360	12,037,715
		26,927,140
Household products – 0.5%
Kimberly-Clark Corp.	23,205	3,136,156
		48,371,549
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 8.3%
Energy equipment and services – 3.9%
Expro Group Holdings NV (A)	301,199	$3,469,812
NOV, Inc.	249,452	4,218,233
SEACOR Marine Holdings, Inc. (A)	129,032	743,224
TechnipFMC PLC (A)	1,318,885	8,876,096
Tidewater, Inc. (A)	201,265	4,244,679
		21,552,044
Oil, gas and consumable fuels – 4.4%
APA Corp.	81,753	2,853,180
Cameco Corp.	398,370	8,373,737
Canadian Natural Resources, Ltd.	61,726	3,313,452
Equitrans Midstream Corp.	732,234	4,657,008
Imperial Oil, Ltd.	120,710	5,686,649
		24,884,026
		46,436,070
Financials – 19.5%
Banks – 5.1%
Fifth Third Bancorp	298,209	10,019,822
Popular, Inc.	58,448	4,496,405
Signature Bank	28,034	5,023,973
Webster Financial Corp.	101,617	4,283,157
Westamerica BanCorp	89,311	4,971,050
		28,794,407
Capital markets – 4.6%
Lazard, Ltd., Class A (B)	94,451	3,061,157
Main Street Capital Corp. (B)	49,600	1,911,088
Northern Trust Corp.	79,203	7,641,505
Open Lending Corp., Class A (A)	169,923	1,738,312
State Street Corp.	183,570	11,317,091
		25,669,153
Diversified financial services – 1.4%
Groupe Bruxelles Lambert SA	61,966	5,194,572
Jackson Financial, Inc., Class A	103,062	2,756,909
		7,951,481
Insurance – 8.3%
Brighthouse Financial, Inc. (A)	15,667	642,660
Brown & Brown, Inc.	133,902	7,811,843
CNA Financial Corp.	160,722	7,216,418
Kemper Corp.	120,862	5,789,290
Loews Corp.	232,093	13,753,831
Marsh & McLennan Companies, Inc.	19,572	3,038,553
RenaissanceRe Holdings, Ltd.	53,094	8,302,309
		46,554,904
Thrifts and mortgage finance – 0.1%
Capitol Federal Financial, Inc.	55,208	506,809
		109,476,754

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 14.0%
Biotechnology – 1.0%
Alkermes PLC (A)	116,206	$3,461,777
Galapagos NV (A)	36,713	2,035,613
		5,497,390
Health care equipment and supplies – 5.1%
Baxter International, Inc.	71,548	4,595,528
Dentsply Sirona, Inc.	168,762	6,029,866
Hologic, Inc. (A)	45,657	3,164,030
Koninklijke Philips NV, NYRS	326,017	7,019,146
Zimmer Biomet Holdings, Inc.	77,599	8,152,551
		28,961,121
Health care providers and services – 7.3%
Cardinal Health, Inc.	227,624	11,897,906
Centene Corp. (A)	72,052	6,096,320
Covetrus, Inc. (A)	50,006	1,037,625
Fresenius SE & Company KGaA	67,013	2,037,980
Fresenius SE & Company KGaA, ADR	135,772	1,021,005
Patterson Companies, Inc.	283,799	8,599,110
Select Medical Holdings Corp.	429,767	10,151,097
		40,841,043
Life sciences tools and services – 0.6%
Charles River Laboratories International, Inc. (A)	15,200	3,252,344
		78,551,898
Industrials – 7.6%
Aerospace and defense – 3.7%
Rolls-Royce Holdings PLC (A)	4,824,566	4,909,771
Spirit AeroSystems Holdings, Inc., Class A	121,900	3,571,670
Textron, Inc.	205,010	12,519,961
		21,001,402
Air freight and logistics – 1.1%
CH Robinson Worldwide, Inc.	60,090	6,091,323
Building products – 0.1%
Trane Technologies PLC	5,700	740,259
Machinery – 2.0%
PACCAR, Inc.	99,025	8,153,719
Stanley Black & Decker, Inc.	28,100	2,946,566
		11,100,285
Road and rail – 0.7%
JB Hunt Transport Services, Inc.	25,313	3,986,038
		42,919,307
Information technology – 3.3%
Communications equipment – 0.1%
Arista Networks, Inc. (A)	9,000	843,660
Electronic equipment, instruments and components – 1.0%
Corning, Inc.	24,300	765,693
National Instruments Corp.	164,068	5,123,844
		5,889,537
IT services – 0.5%
Global Payments, Inc.	26,200	2,898,768
Semiconductors and semiconductor equipment – 0.8%
Applied Materials, Inc.	12,723	1,157,539
Marvell Technology, Inc.	70,500	3,068,865
		4,226,404
Technology hardware, storage and peripherals – 0.9%
Western Digital Corp. (A)	107,100	4,801,293
		18,659,662
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 9.6%
Chemicals – 2.4%
Corteva, Inc.	154,843	$8,383,200
PPG Industries, Inc.	15,761	1,802,113
The Scotts Miracle-Gro Company	37,747	2,981,636
		13,166,949
Construction materials – 1.5%
Summit Materials, Inc., Class A (A)	236,328	5,504,079
Vulcan Materials Company	21,546	3,061,687
		8,565,766
Containers and packaging – 0.5%
Westrock Company	76,300	3,039,792
Metals and mining – 5.2%
AngloGold Ashanti, Ltd., ADR	297,668	4,402,510
Cia de Minas Buenaventura SAA, ADR	361,102	2,383,273
Franco-Nevada Corp.	91,538	12,041,030
Freeport-McMoRan, Inc.	76,400	2,235,464
Fresnillo PLC	638,910	5,968,414
Gold Fields, Ltd., ADR (B)	250,167	2,281,523
		29,312,214
		54,084,721
Real estate – 7.1%
Equity real estate investment trusts – 6.9%
Apartment Investment and Management Company, Class A (A)	427,276	2,734,566
Equity Commonwealth (A)	293,794	8,088,149
Equity Residential	42,268	3,052,595
Omega Healthcare Investors, Inc.	30,067	847,589
Rayonier, Inc.	224,854	8,405,043
Regency Centers Corp.	82,621	4,900,252
Vornado Realty Trust	97,300	2,781,807
Weyerhaeuser Company	238,558	7,901,041
		38,711,042
Real estate management and development – 0.2%
The St. Joe Company	29,723	1,175,842
		39,886,884
Utilities – 5.7%
Electric utilities – 4.2%
FirstEnergy Corp.	293,573	11,270,267
PG&E Corp. (A)	1,266,250	12,637,173
		23,907,440
Gas utilities – 0.9%
National Fuel Gas Company	75,123	4,961,874
Multi-utilities – 0.6%
CenterPoint Energy, Inc.	106,505	3,150,418
		32,019,732
TOTAL COMMON STOCKS (Cost $482,827,480)		$524,258,754
CORPORATE BONDS - 0.0%
Energy - 0.0%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$172,000	173,290
TOTAL CORPORATE BONDS (Cost $141,441)		$173,290
SHORT-TERM INVESTMENTS – 7.9%
Short-term funds – 7.9%
John Hancock Collateral Trust, 1.4215% (D)(E)	659,594	6,593,564

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (D)	641,224	$641,224
T. Rowe Price Government Reserve Fund, 0.6654% (D)	37,025,080	37,025,080
TOTAL SHORT-TERM INVESTMENTS (Cost $44,259,743)		$44,259,868
Total Investments (Mid Value Trust) (Cost $527,228,664) – 101.2%		$568,691,912
Other assets and liabilities, net – (1.2%)		(6,851,559)
TOTAL NET ASSETS – 100.0%		$561,840,353
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 1.0%
Hotels, restaurants and leisure – 1.0%
Hotels, resorts and cruise lines – 1.0%
Playa Hotels & Resorts NV (A)	470,217	$3,230,391
		3,230,391
Real estate – 97.7%
Equity real estate investment trusts – 94.7%
Diversified REITs – 3.9%
BGP Holdings PLC (A)(B)	194,291	0
WP Carey, Inc.	154,277	12,783,392
		12,783,392
Health care REITs – 11.3%
LTC Properties, Inc.	156,716	6,016,327
National Health Investors, Inc.	26,967	1,634,470
Ventas, Inc.	175,862	9,044,583
Welltower, Inc.	242,466	19,967,075
		36,662,455
Hotel and resort REITs – 2.8%
Host Hotels & Resorts, Inc.	298,579	4,681,719
Ryman Hospitality Properties, Inc. (A)	57,606	4,379,784
		9,061,503
Industrial REITs – 14.2%
First Industrial Realty Trust, Inc.	70,946	3,368,516
Prologis, Inc.	268,351	31,571,495
Rexford Industrial Realty, Inc.	196,964	11,343,157
		46,283,168
Office REITs – 5.9%
Boston Properties, Inc.	111,398	9,912,194
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Corporate Office Properties Trust	143,269	$3,752,215
Douglas Emmett, Inc.	178,122	3,986,370
Veris Residential, Inc. (A)	119,157	1,577,639
		19,228,418
Residential REITs – 18.7%
American Campus Communities, Inc.	45,692	2,945,763
AvalonBay Communities, Inc.	101,571	19,730,167
Camden Property Trust	68,364	9,193,591
Independence Realty Trust, Inc.	302,608	6,273,064
Sun Communities, Inc.	80,460	12,822,106
UDR, Inc.	217,802	10,027,604
		60,992,295
Retail REITs – 11.8%
Agree Realty Corp.	88,805	6,405,505
Brixmor Property Group, Inc.	396,639	8,016,074
Kimco Realty Corp.	468,027	9,252,894
Phillips Edison & Company, Inc.	241,545	8,070,018
Simon Property Group, Inc.	55,263	5,245,564
Tanger Factory Outlet Centers, Inc.	112,854	1,604,784
		38,594,839
Specialized REITs – 26.1%
American Tower Corp.	63,214	16,156,866
CubeSmart	122,917	5,251,014
Digital Realty Trust, Inc.	57,004	7,400,829
Equinix, Inc.	14,623	9,607,603
Life Storage, Inc.	90,975	10,158,269
Public Storage	59,246	18,524,447
SBA Communications Corp.	19,507	6,243,215
VICI Properties, Inc.	394,786	11,760,675
		85,102,918
		308,708,988
Real estate management and development – 3.0%
Real estate operating companies – 1.6%
Tricon Residential, Inc.	512,051	5,191,319
Real estate services – 1.4%
CBRE Group, Inc., Class A (A)	32,289	2,376,793
Colliers International Group, Inc. (Nasdaq Exchange) (C)	21,949	2,408,025
		4,784,818
		9,976,137
		318,685,125
TOTAL COMMON STOCKS (Cost $323,761,908)		$321,915,516
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 1.4215% (D)(E)	232,550	2,324,661
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (D)	1,559,543	1,559,543
TOTAL SHORT-TERM INVESTMENTS (Cost $3,884,227)		$3,884,204
Total Investments (Real Estate Securities Trust) (Cost $327,646,135) – 99.9%		$325,799,720
Other assets and liabilities, net – 0.1%		316,020
TOTAL NET ASSETS – 100.0%		$326,115,740
Security Abbreviations and Legend
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 6-30-22.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.9%
Communication services – 17.3%
Entertainment – 3.8%
CTS Eventim AG & Company KGaA (A)	77,089	$4,053,087
Netflix, Inc. (A)	23,374	4,087,411
ROBLOX Corp., Class A (A)	492,390	16,179,935
		24,320,433
Interactive media and services – 13.5%
Alphabet, Inc., Class A (A)	12,771	27,831,329
Baidu, Inc., ADR (A)	132,180	19,649,835
Kanzhun, Ltd., ADR (A)	61,561	1,617,823
Meta Platforms, Inc., Class A (A)	197,213	31,800,596
Pinterest, Inc., Class A (A)	378,261	6,869,220
VK Company, Ltd., GDR (A)(B)	791,720	248,600
		88,017,403
		112,337,836
Consumer discretionary – 28.5%
Automobiles – 0.2%
Rivian Automotive, Inc., Class A (A)	46,575	1,198,841
Diversified consumer services – 0.3%
New Oriental Education & Technology Group, Inc., ADR (A)	88,235	1,796,465
Hotels, restaurants and leisure – 5.7%
Booking Holdings, Inc. (A)	1,654	2,892,829
Tongcheng Travel Holdings, Ltd. (A)	1,221,200	2,640,390
Trip.com Group, Ltd., ADR (A)	1,166,632	32,024,048
		37,557,267
Internet and direct marketing retail – 21.7%
Alibaba Group Holding, Ltd., ADR (A)	213,018	24,215,886
Amazon.com, Inc. (A)	364,330	38,695,489
Boohoo Group PLC (A)	4,070,494	2,732,588
Coupang, Inc. (A)	552,238	7,041,035
Deliveroo PLC (A)(C)	1,701,862	1,882,956
Delivery Hero SE (A)(C)	447,426	16,833,342
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)(D)	174,593	106,153
DoorDash, Inc., Class A (A)	71,404	4,581,995
Etsy, Inc. (A)	166,600	12,196,786
MercadoLibre, Inc. (A)	12,727	8,105,444
Naspers, Ltd., N Shares	43,956	6,421,376
Wayfair, Inc., Class A (A)(D)	33,418	1,455,688
Zalando SE (A)(C)	643,443	16,908,557
		141,177,295
Specialty retail – 0.6%
Auto1 Group SE (A)(C)(D)	253,106	1,863,025
Warby Parker, Inc., Class A (A)(D)	185,750	2,091,545
		3,954,570
		185,684,438
Health care – 0.6%
Health care technology – 0.6%
Veeva Systems, Inc., Class A (A)	20,571	4,073,881
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 48.5%
Electronic equipment, instruments and components – 0.1%
Samsung SDI Company, Ltd.	2,253	$929,103
IT services – 3.9%
Accenture PLC, Class A	82,918	23,022,183
MongoDB, Inc. (A)	9,508	2,467,326
		25,489,509
Semiconductors and semiconductor equipment – 13.0%
Advanced Micro Devices, Inc. (A)	216,213	16,533,808
Applied Materials, Inc.	54,200	4,931,116
Lam Research Corp.	15,033	6,406,313
Micron Technology, Inc.	127,017	7,021,500
NVIDIA Corp.	179,838	27,261,642
Qualcomm, Inc.	141,243	18,042,381
SK Hynix, Inc.	30,589	2,160,014
Tokyo Electron, Ltd.	5,900	1,925,720
		84,282,494
Software – 26.1%
Darktrace PLC (A)	1,946	6,984
ForgeRock, Inc., Class A (A)(D)	34,792	745,245
Fortinet, Inc. (A)	197,522	11,175,795
HubSpot, Inc. (A)	26,102	7,847,566
Intuit, Inc.	22,518	8,679,338
Microsoft Corp.	230,534	59,208,047
Qualtrics International, Inc., Class A (A)	298,898	3,739,214
salesforce.com, Inc. (A)	287,044	47,373,742
TeamViewer AG (A)(C)	272,008	2,716,029
Workday, Inc., Class A (A)	59,465	8,300,125
Zoom Video Communications, Inc., Class A (A)	186,908	20,180,457
		169,972,542
Technology hardware, storage and peripherals – 5.4%
Pure Storage, Inc., Class A (A)	1,231,241	31,655,206
Samsung Electronics Company, Ltd.	79,348	3,499,830
		35,155,036
		315,828,684
Real estate – 1.0%
Real estate management and development – 1.0%
KE Holdings, Inc., ADR (A)	148,173	2,659,705
Opendoor Technologies, Inc. (A)(D)	789,116	3,716,736
		6,376,441
TOTAL COMMON STOCKS (Cost $739,899,130)		$624,301,280
SHORT-TERM INVESTMENTS – 6.6%
Short-term funds – 2.3%
John Hancock Collateral Trust, 1.4215% (E)(F)	478,021	4,778,485
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (E)	504,643	504,643
T. Rowe Price Government Reserve Fund, 0.6654% (E)	9,776,750	9,776,750
		15,059,878

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 4.3%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $27,970,186 on 7-1-22, collateralized by $28,560,700 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $28,529,455)	$27,970,000	$27,970,000
TOTAL SHORT-TERM INVESTMENTS (Cost $43,029,971)		$43,029,878
Total Investments (Science & Technology Trust) (Cost $782,929,101) – 102.5%		$667,331,158
Other assets and liabilities, net – (2.5%)		(16,160,036)
TOTAL NET ASSETS – 100.0%		$651,171,122
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 6-30-22.
(E)	The rate shown is the annualized seven-day yield as of 6-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.1%
Communication services – 2.7%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	2,603	$106,905
ATN International, Inc.	2,282	107,049
Bandwidth, Inc., Class A (A)	4,967	93,479
Charge Enterprises, Inc. (A)	22,781	108,665
Cogent Communications Holdings, Inc.	8,741	531,103
Consolidated Communications Holdings, Inc. (A)	15,848	110,936
EchoStar Corp., Class A (A)	7,334	141,546
Globalstar, Inc. (A)(B)	144,471	177,699
IDT Corp., Class B (A)	3,096	77,864
Iridium Communications, Inc. (A)	26,198	983,997
Liberty Latin America, Ltd., Class A (A)	14,435	112,593
Liberty Latin America, Ltd., Class C (A)	26,325	205,072
Ooma, Inc. (A)	5,150	60,976
Radius Global Infrastructure, Inc., Class A (A)	15,528	236,957
		3,054,841
Entertainment – 0.3%
Cinemark Holdings, Inc. (A)	22,667	340,458
IMAX Corp. (A)	10,255	173,207
Liberty Media Corp.-Liberty Braves, Class A (A)	3,480	87,522
Liberty Media Corp.-Liberty Braves, Class C (A)	6,622	158,928
Lions Gate Entertainment Corp., Class A (A)	12,528	116,636
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Lions Gate Entertainment Corp., Class B (A)	24,200	$213,686
Madison Square Garden Entertainment Corp. (A)	5,339	280,938
Playstudios, Inc. (A)	17,049	72,970
Skillz, Inc. (A)	65,294	80,965
The Marcus Corp. (A)(B)	5,397	79,714
		1,605,024
Interactive media and services – 0.7%
Bumble, Inc., Class A (A)	17,809	501,323
CarGurus, Inc. (A)	21,039	452,128
Cars.com, Inc. (A)	14,451	136,273
DHI Group, Inc. (A)	9,975	49,576
Eventbrite, Inc., Class A (A)	16,042	164,751
EverQuote, Inc., Class A (A)	4,383	38,746
FuboTV, Inc. (A)(B)	37,906	93,628
MediaAlpha, Inc., Class A (A)	5,247	51,683
Outbrain, Inc. (A)(B)	9,300	46,779
QuinStreet, Inc. (A)	10,877	109,423
TrueCar, Inc. (A)	21,415	55,465
Vimeo, Inc. (A)	30,022	180,732
Yelp, Inc. (A)	14,110	391,835
Ziff Davis, Inc. (A)	9,343	696,334
ZipRecruiter, Inc., Class A (A)	16,579	245,701
		3,214,377
Media – 0.9%
Advantage Solutions, Inc. (A)	18,231	69,278
AMC Networks, Inc., Class A (A)	6,381	185,815
Boston Omaha Corp., Class A (A)	4,433	91,541
Cardlytics, Inc. (A)	6,978	155,679
Clear Channel Outdoor Holdings, Inc. (A)	79,505	85,070
Daily Journal Corp. (A)	274	70,911
Entravision Communications Corp., Class A	14,025	63,954
Gannett Company, Inc. (A)	31,601	91,643
Gray Television, Inc.	17,636	297,872
iHeartMedia, Inc., Class A (A)	25,585	201,866
Integral Ad Science Holding Corp. (A)	8,302	82,439
John Wiley & Sons, Inc., Class A	8,729	416,897
Magnite, Inc. (A)	27,144	241,039
PubMatic, Inc., Class A (A)	8,652	137,480
Scholastic Corp.	5,773	207,655
Sinclair Broadcast Group, Inc., Class A	8,814	179,806
Stagwell, Inc. (A)	16,722	90,800
TechTarget, Inc. (A)	5,633	370,201
TEGNA, Inc.	45,664	957,574
The EW Scripps Company, Class A (A)	12,631	157,509
Thryv Holdings, Inc. (A)	5,315	119,003
WideOpenWest, Inc. (A)	11,108	202,277
		4,476,309
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)	10,402	168,408
Shenandoah Telecommunications Company	10,037	222,821
Telephone & Data Systems, Inc.	20,582	324,990
United States Cellular Corp. (A)	3,002	86,938
		803,157
		13,153,708
Consumer discretionary – 9.6%
Auto components – 1.3%
Adient PLC (A)	19,577	580,067
American Axle & Manufacturing Holdings, Inc. (A)	23,593	177,655
Dana, Inc.	26,659	375,092

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Dorman Products, Inc. (A)	5,359	$587,936
Fox Factory Holding Corp. (A)	8,737	703,678
Gentherm, Inc. (A)	6,816	425,387
Holley, Inc. (A)	10,881	114,251
LCI Industries	5,082	568,574
Luminar Technologies, Inc. (A)	49,366	292,740
Modine Manufacturing Company (A)	10,904	114,819
Motorcar Parts of America, Inc. (A)	4,332	56,836
Patrick Industries, Inc.	4,518	234,213
Solid Power, Inc. (A)	12,264	65,980
Standard Motor Products, Inc.	4,057	182,524
Stoneridge, Inc. (A)	5,649	96,880
Tenneco, Inc., Class A (A)	17,054	292,647
The Goodyear Tire & Rubber Company (A)	57,700	617,967
Visteon Corp. (A)	5,722	592,685
XPEL, Inc. (A)	4,482	205,858
		6,285,789
Automobiles – 0.2%
Canoo, Inc. (A)(B)	26,013	48,124
Cenntro Electric Group, Ltd. (A)	39,947	60,320
Faraday Future Intelligent Electric, Inc. (A)(B)	23,116	60,102
Fisker, Inc. (A)(B)	33,671	288,560
Lordstown Motors Corp., Class A (A)	35,572	56,204
Winnebago Industries, Inc.	6,559	318,505
Workhorse Group, Inc. (A)(B)	32,125	83,525
		915,340
Distributors – 0.0%
Funko, Inc., Class A (A)	6,735	150,325
Weyco Group, Inc.	1,663	40,660
		190,985
Diversified consumer services – 0.9%
2U, Inc. (A)	15,716	164,547
Adtalem Global Education, Inc. (A)	9,219	331,607
American Public Education, Inc. (A)	4,191	67,727
Carriage Services, Inc.	2,830	112,210
Chegg, Inc. (A)	25,572	480,242
Coursera, Inc. (A)	23,435	332,308
Duolingo, Inc. (A)	4,869	426,281
European Wax Center, Inc., Class A	4,497	79,237
frontdoor, Inc. (A)	17,135	412,611
Graham Holdings Company, Class B	738	418,328
Laureate Education, Inc.	23,354	270,206
OneSpaWorld Holdings, Ltd. (A)	14,233	102,051
Perdoceo Education Corp. (A)	14,192	167,182
PowerSchool Holdings, Inc., Class A (A)	9,598	115,656
Rover Group, Inc. (A)	19,831	74,565
Strategic Education, Inc.	4,686	330,738
Stride, Inc. (A)	8,266	337,170
Udemy, Inc. (A)	15,156	154,743
Universal Technical Institute, Inc. (A)	7,389	52,684
Vivint Smart Home, Inc. (A)	20,742	72,182
WW International, Inc. (A)	11,629	74,309
		4,576,584
Hotels, restaurants and leisure – 2.0%
Accel Entertainment, Inc. (A)	12,515	132,909
Bally's Corp. (A)	8,360	165,361
BJ's Restaurants, Inc. (A)	4,990	108,183
Bloomin' Brands, Inc.	18,300	304,146
Bluegreen Vacations Holding Corp.	2,859	71,361
Bowlero Corp. (A)(B)	8,460	89,591
Brinker International, Inc. (A)	9,065	199,702
Century Casinos, Inc. (A)	6,660	47,952
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Chuy's Holdings, Inc. (A)	4,272	$85,098
Cracker Barrel Old Country Store, Inc.	4,759	397,329
Dave & Buster's Entertainment, Inc. (A)	8,904	291,873
Denny's Corp. (A)	13,077	113,508
Dine Brands Global, Inc.	3,264	212,421
El Pollo Loco Holdings, Inc. (A)	5,129	50,469
Everi Holdings, Inc. (A)	18,257	297,772
Full House Resorts, Inc. (A)	7,804	47,448
Golden Entertainment, Inc. (A)	4,241	167,732
Hilton Grand Vacations, Inc. (A)	18,350	655,646
Inspired Entertainment, Inc. (A)	5,089	43,816
International Game Technology PLC	20,611	382,540
Jack in the Box, Inc.	4,373	245,150
Krispy Kreme, Inc.	14,983	203,769
Kura Sushi USA, Inc., Class A (A)	1,087	53,839
Life Time Group Holdings, Inc. (A)	9,002	115,946
Light & Wonder, Inc. (A)	20,172	947,882
Lindblad Expeditions Holdings, Inc. (A)	7,370	59,697
Monarch Casino & Resort, Inc. (A)	2,724	159,817
NeoGames SA (A)	3,019	40,485
Noodles & Company (A)	10,129	47,606
Papa John's International, Inc.	6,785	566,683
Portillo's, Inc., Class A (A)	4,438	72,561
RCI Hospitality Holdings, Inc.	1,897	91,739
Red Rock Resorts, Inc., Class A	10,986	366,493
Rush Street Interactive, Inc. (A)	13,492	63,008
Ruth's Hospitality Group, Inc.	7,004	113,885
SeaWorld Entertainment, Inc. (A)	9,340	412,641
Shake Shack, Inc., Class A (A)	7,779	307,115
Target Hospitality Corp. (A)	7,214	41,192
Texas Roadhouse, Inc.	14,015	1,025,898
The Cheesecake Factory, Inc.	10,354	273,553
Wingstop, Inc.	6,197	463,350
Xponential Fitness, Inc., Class A (A)	3,938	49,461
		9,586,627
Household durables – 1.5%
Beazer Homes USA, Inc. (A)	6,444	77,779
Cavco Industries, Inc. (A)	1,904	373,165
Century Communities, Inc.	6,003	269,955
Dream Finders Homes, Inc., Class A (A)	4,607	49,018
Ethan Allen Interiors, Inc.	4,778	96,563
GoPro, Inc., Class A (A)	27,208	150,460
Green Brick Partners, Inc. (A)	5,956	116,559
Hamilton Beach Brands Holding Company, Class B	1,197	14,855
Helen of Troy, Ltd. (A)	4,851	787,851
Hovnanian Enterprises, Inc., Class A (A)	1,154	49,380
Installed Building Products, Inc.	5,007	416,382
iRobot Corp. (A)	5,625	206,719
KB Home	16,265	462,902
La-Z-Boy, Inc.	8,885	210,663
LGI Homes, Inc. (A)	4,310	374,539
M/I Homes, Inc. (A)	5,631	223,325
MDC Holdings, Inc.	11,659	376,702
Meritage Homes Corp. (A)	7,417	537,733
Purple Innovation, Inc. (A)	12,455	38,112
Skyline Champion Corp. (A)	11,013	522,236
Snap One Holdings Corp. (A)(B)	4,331	39,715
Sonos, Inc. (A)	26,352	475,390
Taylor Morrison Home Corp. (A)	23,593	551,132
The Lovesac Company (A)	3,014	82,885
Tri Pointe Homes, Inc. (A)	20,896	352,516
Tupperware Brands Corp. (A)	9,904	62,791
Universal Electronics, Inc. (A)	2,947	75,355
Vizio Holding Corp., Class A (A)	14,428	98,399

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Vuzix Corp. (A)(B)	12,567	$89,226
Weber, Inc., Class A (B)	6,386	46,043
		7,228,350
Internet and direct marketing retail – 0.4%
1-800-Flowers.com, Inc., Class A (A)	5,909	56,195
CarParts.com, Inc. (A)	10,956	76,035
ContextLogic, Inc., Class A (A)	118,196	189,114
Groupon, Inc. (A)(B)	4,614	52,138
Lands' End, Inc. (A)	3,727	39,581
Liquidity Services, Inc. (A)	5,669	76,191
Overstock.com, Inc. (A)	8,827	220,763
PetMed Express, Inc.	4,270	84,973
Porch Group, Inc. (A)	18,814	48,164
Poshmark, Inc., Class A (A)	9,689	97,956
Quotient Technology, Inc. (A)	19,584	58,164
Qurate Retail, Inc., Series A	72,434	207,886
Revolve Group, Inc. (A)	8,476	219,613
Shutterstock, Inc.	5,027	288,097
Stitch Fix, Inc., Class A (A)	17,111	84,528
The RealReal, Inc. (A)	19,248	47,928
ThredUp, Inc., Class A (A)	13,070	32,675
Vivid Seats, Inc., Class A	5,726	42,773
Xometry, Inc., Class A (A)(B)	7,033	238,630
		2,161,404
Leisure products – 0.5%
Acushnet Holdings Corp.	7,033	293,135
AMMO, Inc. (A)(B)	18,845	72,553
Callaway Golf Company (A)	28,824	588,010
Clarus Corp.	6,189	117,529
Johnson Outdoors, Inc., Class A	1,187	72,597
Latham Group, Inc. (A)	9,455	65,523
Malibu Boats, Inc., Class A (A)	4,312	227,286
MasterCraft Boat Holdings, Inc. (A)	4,058	85,421
Smith & Wesson Brands, Inc.	9,520	124,998
Sturm Ruger & Company, Inc.	3,501	222,839
Vinco Ventures, Inc. (A)	38,997	53,816
Vista Outdoor, Inc. (A)	11,379	317,474
		2,241,181
Multiline retail – 0.1%
Big Lots, Inc. (B)	5,945	124,667
Dillard's, Inc., Class A (B)	880	194,102
Franchise Group, Inc.	5,699	199,864
		518,633
Specialty retail – 2.1%
Abercrombie & Fitch Company, Class A (A)	10,425	176,391
Academy Sports & Outdoors, Inc.	17,209	611,608
American Eagle Outfitters, Inc.	31,869	356,295
America's Car-Mart, Inc. (A)	1,269	127,661
Arko Corp.	17,830	145,493
Asbury Automotive Group, Inc. (A)	4,529	766,941
Bed Bath & Beyond, Inc. (A)(B)	16,915	84,068
Big 5 Sporting Goods Corp. (B)	4,740	53,135
Boot Barn Holdings, Inc. (A)	6,097	420,144
Build-A-Bear Workshop, Inc.	3,098	50,869
Caleres, Inc.	7,620	199,949
Camping World Holdings, Inc., Class A	7,986	172,418
Chico's FAS, Inc. (A)	26,267	130,547
Citi Trends, Inc. (A)	1,983	46,898
Designer Brands, Inc., Class A	12,190	159,201
Destination XL Group, Inc. (A)	14,196	48,124
EVgo, Inc. (A)(B)	14,482	87,037
Foot Locker, Inc.	17,108	431,977
Genesco, Inc. (A)	2,778	138,650
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Group 1 Automotive, Inc.	3,272	$555,586
GrowGeneration Corp. (A)(B)	13,338	47,883
Guess?, Inc.	7,258	123,749
Haverty Furniture Companies, Inc.	3,230	74,871
Hibbett, Inc.	2,692	117,667
LL Flooring Holdings, Inc. (A)	6,433	60,277
MarineMax, Inc. (A)	4,339	156,725
Monro, Inc.	6,840	293,299
Murphy USA, Inc.	4,585	1,067,709
National Vision Holdings, Inc. (A)	16,778	461,395
OneWater Marine, Inc., Class A (A)	2,445	80,807
Rent-A-Center, Inc.	11,069	215,292
Sally Beauty Holdings, Inc. (A)	22,027	262,562
Shoe Carnival, Inc.	3,937	85,079
Signet Jewelers, Ltd.	9,594	512,895
Sleep Number Corp. (A)	4,568	141,380
Sonic Automotive, Inc., Class A	4,125	151,099
Sportsman's Warehouse Holdings, Inc. (A)	9,373	89,887
The Aaron's Company, Inc.	6,388	92,945
The Buckle, Inc.	6,270	173,616
The Cato Corp., Class A	4,320	50,155
The Children's Place, Inc. (A)	2,809	109,326
The Container Store Group, Inc. (A)	7,214	44,943
The ODP Corp. (A)	8,884	268,652
Tilly's, Inc., Class A	5,764	40,463
TravelCenters of America, Inc. (A)	2,731	94,138
Urban Outfitters, Inc. (A)	13,753	256,631
Volta, Inc. (A)(B)	28,963	37,652
Warby Parker, Inc., Class A (A)	17,262	194,370
Winmark Corp.	607	118,711
Zumiez, Inc. (A)	3,457	89,882
		10,277,052
Textiles, apparel and luxury goods – 0.6%
Allbirds, Inc., Class A (A)	21,013	82,581
Crocs, Inc. (A)	12,517	609,202
Ermenegildo Zegna Holditalia SpA (A)(B)	10,252	108,159
Fossil Group, Inc. (A)	10,129	52,367
G-III Apparel Group, Ltd. (A)	9,191	185,934
Kontoor Brands, Inc.	11,673	389,528
Movado Group, Inc.	3,335	103,152
Oxford Industries, Inc.	3,191	283,169
PLBY Group, Inc. (A)(B)	7,052	45,133
Rocky Brands, Inc.	1,696	57,969
Steven Madden, Ltd.	16,325	525,828
Superior Group of Companies, Inc.	3,284	58,291
Wolverine World Wide, Inc.	16,720	337,075
		2,838,388
		46,820,333
Consumer staples – 3.6%
Beverages – 0.5%
Celsius Holdings, Inc. (A)	11,269	735,415
Coca-Cola Consolidated, Inc.	964	543,600
MGP Ingredients, Inc.	2,865	286,758
National Beverage Corp.	4,853	237,506
Primo Water Corp.	32,214	431,023
The Duckhorn Portfolio, Inc. (A)	7,384	155,507
The Vita Coco Company, Inc. (A)	6,098	59,699
Vintage Wine Estates, Inc. (A)	7,041	55,342
		2,504,850
Food and staples retailing – 0.6%
HF Foods Group, Inc. (A)	8,421	43,958
Ingles Markets, Inc., Class A	2,947	255,652
PriceSmart, Inc.	4,999	358,078
Rite Aid Corp. (A)(B)	11,735	79,094

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
SpartanNash Company	7,400	$223,258
Sprouts Farmers Market, Inc. (A)	22,632	573,042
The Andersons, Inc.	6,656	219,581
The Chefs' Warehouse, Inc. (A)	7,142	277,752
United Natural Foods, Inc. (A)	11,899	468,821
Village Super Market, Inc., Class A	2,348	53,558
Weis Markets, Inc.	3,399	253,361
		2,806,155
Food products – 1.4%
Alico, Inc.	1,445	51,485
AppHarvest, Inc. (A)(B)	15,336	53,523
B&G Foods, Inc.	13,869	329,805
Benson Hill, Inc. (A)	36,552	100,152
Beyond Meat, Inc. (A)	12,696	303,942
BRC, Inc., Class A (A)(B)	5,736	46,806
Calavo Growers, Inc.	3,677	153,404
Cal-Maine Foods, Inc.	7,759	383,372
Fresh Del Monte Produce, Inc.	6,181	182,525
Hostess Brands, Inc. (A)	28,125	596,531
J&J Snack Foods Corp.	3,101	433,086
John B. Sanfilippo & Son, Inc.	1,790	129,757
Lancaster Colony Corp.	3,962	510,226
Landec Corp. (A)	5,984	59,660
Mission Produce, Inc. (A)	8,358	119,102
Sanderson Farms, Inc.	4,336	934,538
Seneca Foods Corp., Class A (A)	1,287	71,480
Sovos Brands, Inc. (A)	6,007	95,331
SunOpta, Inc. (A)	20,845	162,174
Tattooed Chef, Inc. (A)(B)	10,746	67,700
The Hain Celestial Group, Inc. (A)	15,483	367,566
The Simply Good Foods Company (A)	18,471	697,650
Tootsie Roll Industries, Inc.	2,935	103,752
TreeHouse Foods, Inc. (A)	10,448	436,935
Utz Brands, Inc.	13,630	188,367
Vital Farms, Inc. (A)	6,719	58,791
Whole Earth Brands, Inc. (A)	9,502	58,912
		6,696,572
Household products – 0.3%
Central Garden & Pet Company (A)	3,275	138,926
Central Garden & Pet Company, Class A (A)	7,070	282,871
Energizer Holdings, Inc.	13,608	385,787
WD-40 Company	2,753	554,344
		1,361,928
Personal products – 0.7%
BellRing Brands, Inc. (A)	24,013	597,684
Edgewell Personal Care Company	11,026	380,618
elf Beauty, Inc. (A)	10,051	308,365
Herbalife Nutrition, Ltd. (A)	20,355	416,260
Inter Parfums, Inc.	3,697	270,103
Medifast, Inc.	2,334	421,310
Nu Skin Enterprises, Inc., Class A	10,211	442,136
The Beauty Health Company (A)	20,649	265,546
The Honest Company, Inc. (A)	15,150	44,238
USANA Health Sciences, Inc. (A)	2,259	163,461
Veru, Inc. (A)(B)	13,454	152,030
		3,461,751
Tobacco – 0.1%
22nd Century Group, Inc. (A)(B)	35,441	75,489
Turning Point Brands, Inc.	3,052	82,801
Universal Corp.	4,834	292,457
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd.	29,445	$309,173
		759,920
		17,591,176
Energy – 5.4%
Energy equipment and services – 1.5%
Archrock, Inc.	27,640	228,583
Borr Drilling, Ltd. (A)	28,324	130,574
Bristow Group, Inc. (A)	4,673	109,348
Cactus, Inc., Class A	12,025	484,247
ChampionX Corp.	41,899	831,695
Diamond Offshore Drilling, Inc. (A)	20,891	123,048
DMC Global, Inc. (A)	4,123	74,338
Dril-Quip, Inc. (A)	7,026	181,271
Expro Group Holdings NV (A)	16,173	186,313
Helix Energy Solutions Group, Inc. (A)	30,934	95,895
Helmerich & Payne, Inc.	21,024	905,293
Liberty Energy, Inc. (A)	29,323	374,161
Nabors Industries, Ltd. (A)	1,883	252,134
National Energy Services Reunited Corp. (A)	8,069	54,708
Newpark Resources, Inc. (A)	19,300	59,637
NexTier Oilfield Solutions, Inc. (A)	36,212	344,376
Noble Corp. (A)	7,660	194,181
Oceaneering International, Inc. (A)	20,984	224,109
Oil States International, Inc. (A)	13,500	73,170
Patterson-UTI Energy, Inc.	44,181	696,293
ProPetro Holding Corp. (A)	18,007	180,070
RPC, Inc. (A)	15,736	108,736
Select Energy Services, Inc., Class A (A)	15,590	106,324
Solaris Oilfield Infrastructure, Inc., Class A	6,755	73,494
TETRA Technologies, Inc. (A)	26,769	108,682
Tidewater, Inc. (A)	8,011	168,952
U.S. Silica Holdings, Inc. (A)	15,477	176,747
Valaris, Ltd. (A)	12,432	525,128
Weatherford International PLC (A)	14,673	310,627
		7,382,134
Oil, gas and consumable fuels – 3.9%
Alto Ingredients, Inc. (A)	15,709	58,280
Amplify Energy Corp. (A)	7,944	51,954
Arch Resources, Inc.	3,112	445,296
Archaea Energy, Inc. (A)	12,437	193,147
Ardmore Shipping Corp. (A)	8,030	55,969
Berry Corp.	16,982	129,403
Brigham Minerals, Inc., Class A	10,368	255,364
California Resources Corp.	15,934	613,459
Callon Petroleum Company (A)	10,144	397,645
Centennial Resource Development, Inc., Class A (A)	42,493	254,108
Centrus Energy Corp., Class A (A)	2,443	60,464
Civitas Resources, Inc.	15,072	788,115
Clean Energy Fuels Corp. (A)	35,516	159,112
CNX Resources Corp. (A)	39,415	648,771
Comstock Resources, Inc. (A)	18,872	227,974
CONSOL Energy, Inc. (A)	7,074	349,314
Crescent Energy Company, Class A (B)	7,146	89,182
CVR Energy, Inc.	6,114	204,819
Delek US Holdings, Inc. (A)	14,550	375,972
Denbury, Inc. (A)	10,372	622,216
DHT Holdings, Inc.	28,564	175,097
Dorian LPG, Ltd.	6,515	99,028
Earthstone Energy, Inc., Class A (A)	8,935	121,963
Energy Fuels, Inc. (A)(B)	33,085	162,447
Equitrans Midstream Corp.	84,534	537,636
Excelerate Energy, Inc., Class A (A)	3,923	78,146

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
FLEX LNG, Ltd. (B)	5,904	$161,711
Frontline, Ltd. (A)	25,687	227,587
Gevo, Inc. (A)	42,088	98,907
Golar LNG, Ltd. (A)	20,892	475,293
Green Plains, Inc. (A)	10,943	297,321
Gulfport Energy Corp. (A)	2,341	186,133
International Seaways, Inc.	10,083	213,760
Kinetik Holdings, Inc. (B)	3,452	117,851
Kosmos Energy, Ltd. (A)	93,132	576,487
Laredo Petroleum, Inc. (A)	3,537	243,841
Magnolia Oil & Gas Corp., Class A	34,210	718,068
Matador Resources Company	23,111	1,076,741
Murphy Oil Corp.	30,235	912,795
Nordic American Tankers, Ltd.	41,079	87,498
Northern Oil and Gas, Inc.	13,519	341,490
Oasis Petroleum, Inc.	3,979	484,045
Par Pacific Holdings, Inc. (A)	10,253	159,844
PBF Energy, Inc., Class A (A)	19,908	577,730
Peabody Energy Corp. (A)	24,240	517,039
Ranger Oil Corp., Class A (A)	4,466	146,797
REX American Resources Corp. (A)	1,133	96,078
Riley Exploration Permian, Inc.	2,214	53,535
Ring Energy, Inc. (A)	18,769	49,926
SandRidge Energy, Inc. (A)	6,773	106,133
Scorpio Tankers, Inc.	10,226	352,899
SFL Corp., Ltd.	23,496	222,977
SilverBow Resources, Inc. (A)	2,456	69,652
Sitio Royalties Corp.	2,633	61,033
SM Energy Company	24,932	852,425
Talos Energy, Inc. (A)	13,644	211,073
Teekay Corp. (A)	17,147	49,383
Teekay Tankers, Ltd., Class A (A)	4,856	85,611
Tellurian, Inc. (A)	105,462	314,277
Uranium Energy Corp. (A)(B)	58,785	181,058
Ur-Energy, Inc. (A)(B)	45,114	47,821
VAALCO Energy, Inc.	12,561	87,173
Vertex Energy, Inc. (A)	11,349	119,391
W&T Offshore, Inc. (A)	19,739	85,272
Whiting Petroleum Corp.	8,015	545,260
World Fuel Services Corp.	12,534	256,446
		18,623,242
		26,005,376
Financials – 16.4%
Banks – 9.2%
1st Source Corp.	3,101	140,785
ACNB Corp.	2,239	66,476
Allegiance Bancshares, Inc.	4,019	151,757
Amalgamated Financial Corp.	3,356	66,382
Amerant Bancorp, Inc.	5,953	167,398
American National Bankshares, Inc.	2,727	94,381
Ameris Bancorp	13,583	545,765
Arrow Financial Corp.	3,012	95,812
Associated Banc-Corp.	30,356	554,301
Atlantic Union Bankshares Corp.	15,177	514,804
Banc of California, Inc.	11,480	202,278
BancFirst Corp.	4,008	383,606
Bank First Corp. (B)	1,355	102,723
Bank of Marin Bancorp	3,595	114,249
BankUnited, Inc.	16,401	583,384
Bankwell Financial Group, Inc.	1,794	55,704
Banner Corp.	6,677	375,314
Bar Harbor Bankshares	3,689	95,398
BayCom Corp.	3,316	68,575
BCB Bancorp, Inc.	3,734	63,590
Berkshire Hills Bancorp, Inc.	9,541	236,331
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Blue Ridge Bankshares, Inc.	4,037	$61,847
Brookline Bancorp, Inc.	15,649	208,288
Business First Bancshares, Inc.	4,889	104,185
Byline Bancorp, Inc.	5,034	119,809
Cadence Bank	37,309	876,015
Cambridge Bancorp	1,456	120,411
Camden National Corp.	2,930	129,067
Capital Bancorp, Inc.	2,569	55,747
Capital City Bank Group, Inc.	3,660	102,077
Capstar Financial Holdings, Inc.	4,875	95,648
Carter Bankshares, Inc. (A)	6,240	82,368
Cathay General Bancorp	14,528	568,771
CBTX, Inc.	4,175	111,013
Central Pacific Financial Corp.	5,699	122,244
Citizens & Northern Corp.	3,747	90,565
City Holding Company	2,734	218,392
Civista Bancshares, Inc.	3,755	79,831
CNB Financial Corp.	3,861	93,398
Coastal Financial Corp. (A)	2,388	91,031
Colony Bankcorp, Inc.	4,518	68,177
Columbia Banking System, Inc.	15,831	453,558
Community Bank System, Inc.	10,554	667,857
Community Trust Bancorp, Inc.	3,022	122,210
ConnectOne Bancorp, Inc.	7,760	189,732
CrossFirst Bankshares, Inc. (A)	9,857	130,112
Customers Bancorp, Inc. (A)	6,367	215,841
CVB Financial Corp.	27,023	670,441
Dime Community Bancshares, Inc.	6,797	201,531
Eagle Bancorp, Inc.	6,299	298,636
Eastern Bankshares, Inc.	32,767	604,879
Enterprise Financial Services Corp.	6,925	287,388
Equity Bancshares, Inc., Class A	3,452	100,660
Esquire Financial Holdings, Inc.	1,862	62,005
Farmers & Merchants Bancorp, Inc.	2,777	92,169
Farmers National Banc Corp.	7,030	105,450
FB Financial Corp.	7,405	290,424
Financial Institutions, Inc.	3,519	91,564
First Bancorp (North Carolina)	7,156	249,744
First Bancorp (Puerto Rico)	40,252	519,653
First Bank	4,496	62,854
First Busey Corp.	10,583	241,822
First Business Financial Services, Inc.	2,019	62,973
First Commonwealth Financial Corp.	18,837	252,793
First Community Bankshares, Inc.	3,800	111,758
First Financial Bancorp	18,815	365,011
First Financial Bankshares, Inc.	26,439	1,038,260
First Financial Corp.	2,246	99,947
First Foundation, Inc.	10,559	216,248
First Internet Bancorp	2,216	81,593
First Interstate BancSystem, Inc., Class A	19,084	727,291
First Merchants Corp.	11,299	402,470
First Mid Bancshares, Inc.	3,935	140,361
First Western Financial, Inc. (A)	1,895	51,525
Flushing Financial Corp.	6,215	132,131
Fulton Financial Corp.	31,161	450,276
FVCBankcorp, Inc. (A)	3,519	66,263
German American Bancorp, Inc.	5,442	186,008
Glacier Bancorp, Inc.	22,525	1,068,136
Great Southern Bancorp, Inc.	1,890	110,678
Guaranty Bancshares, Inc.	2,024	73,370
Hancock Whitney Corp.	17,518	776,573
Hanmi Financial Corp.	6,503	145,927
HarborOne Bancorp, Inc.	9,967	137,445
Heartland Financial USA, Inc.	8,040	333,982
Heritage Commerce Corp.	12,904	137,944

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Heritage Financial Corp.	7,010	$176,372
Hilltop Holdings, Inc.	12,437	331,570
Home BancShares, Inc.	38,654	802,844
HomeStreet, Inc.	3,828	132,717
HomeTrust Bancshares, Inc.	3,590	89,750
Hope Bancorp, Inc.	23,274	322,112
Horizon Bancorp, Inc.	8,685	151,293
Independent Bank Corp. (Massachusetts)	9,358	743,306
Independent Bank Corp. (Michigan)	4,866	93,816
Independent Bank Group, Inc.	7,373	500,700
International Bancshares Corp.	10,871	435,710
John Marshall Bancorp, Inc. (B)	2,789	62,864
Lakeland Bancorp, Inc.	12,832	187,604
Lakeland Financial Corp.	4,892	324,927
Live Oak Bancshares, Inc.	6,867	232,723
Macatawa Bank Corp.	8,874	78,446
Mercantile Bank Corp.	3,504	111,953
Meta Financial Group, Inc.	6,076	234,959
Metrocity Bankshares, Inc.	4,351	88,369
Metropolitan Bank Holding Corp. (A)	2,170	150,641
Mid Penn Bancorp, Inc.	3,494	94,233
Midland States Bancorp, Inc.	4,612	110,872
MidWestOne Financial Group, Inc.	3,222	95,758
MVB Financial Corp.	2,333	72,580
National Bank Holdings Corp., Class A	5,848	223,803
NBT Bancorp, Inc.	8,095	304,291
Nicolet Bankshares, Inc. (A)	2,460	177,956
Northeast Bank	1,713	62,576
Northwest Bancshares, Inc.	24,010	307,328
OceanFirst Financial Corp.	11,710	224,012
OFG Bancorp	9,745	247,523
Old National Bancorp	58,917	871,382
Old Second Bancorp, Inc.	9,404	125,826
Origin Bancorp, Inc.	4,671	181,235
Orrstown Financial Services, Inc.	2,986	72,172
Pacific Premier Bancorp, Inc.	19,030	556,437
Park National Corp.	2,728	330,770
Parke Bancorp, Inc.	2,673	56,026
PCB Bancorp	3,552	66,351
Peapack-Gladstone Financial Corp.	3,839	114,018
Peoples Bancorp, Inc.	5,682	151,141
Peoples Financial Services Corp.	1,622	90,572
Preferred Bank	2,795	190,116
Premier Financial Corp.	7,482	189,669
Primis Financial Corp.	6,047	82,421
Professional Holding Corp., Class A (A)	3,155	63,258
QCR Holdings, Inc.	3,355	181,136
RBB Bancorp	3,586	74,123
Renasant Corp.	11,013	317,285
Republic Bancorp, Inc., Class A	1,875	90,469
Republic First Bancorp, Inc. (A)	12,904	49,164
S&T Bancorp, Inc.	7,682	210,717
Sandy Spring Bancorp, Inc.	8,756	342,097
Seacoast Banking Corp. of Florida	12,379	409,002
ServisFirst Bancshares, Inc.	10,187	803,958
Shore Bancshares, Inc.	4,386	81,141
Sierra Bancorp	3,651	79,336
Silvergate Capital Corp., Class A (A)	6,505	348,213
Simmons First National Corp., Class A	24,820	527,673
SmartFinancial, Inc.	3,659	88,401
South Plains Financial, Inc.	2,659	64,188
Southern First Bancshares, Inc. (A)	1,911	83,300
Southside Bancshares, Inc.	5,879	219,992
SouthState Corp.	15,177	1,170,906
Stock Yards Bancorp, Inc.	5,856	350,306
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Texas Capital Bancshares, Inc. (A)	10,436	$549,351
The Bancorp, Inc. (A)	11,702	228,423
The Bank of NT Butterfield & Son, Ltd.	10,226	318,949
The First Bancorp, Inc.	2,667	80,357
The First Bancshares, Inc.	4,234	121,092
The First of Long Island Corp.	5,562	97,502
Third Coast Bancshares, Inc. (A)	3,231	70,759
Tompkins Financial Corp.	2,623	189,118
Towne Bank	13,364	362,833
TriCo Bancshares	6,375	290,955
Triumph Bancorp, Inc. (A)	4,996	312,550
Trustmark Corp.	12,188	355,768
UMB Financial Corp.	8,753	753,633
United Bankshares, Inc.	26,912	943,804
United Community Banks, Inc.	21,570	651,198
Unity Bancorp, Inc.	1,979	52,404
Univest Financial Corp.	6,178	157,168
Valley National Bancorp	88,550	921,806
Veritex Holdings, Inc.	10,710	313,375
Washington Federal, Inc.	12,496	375,130
Washington Trust Bancorp, Inc.	3,476	168,134
WesBanco, Inc.	11,355	360,067
West BanCorp, Inc.	4,090	99,551
Westamerica BanCorp	4,943	275,127
		44,760,853
Capital markets – 1.5%
Artisan Partners Asset Management, Inc., Class A	12,336	438,792
AssetMark Financial Holdings, Inc. (A)	4,554	85,479
B. Riley Financial, Inc.	4,214	178,042
BGC Partners, Inc., Class A	67,601	227,815
Blucora, Inc. (A)	9,975	184,139
Brightsphere Investment Group, Inc.	6,724	121,099
Cohen & Steers, Inc.	5,212	331,431
Cowen, Inc., Class A	5,488	130,011
Diamond Hill Investment Group, Inc.	655	113,734
Donnelley Financial Solutions, Inc. (A)	5,846	171,229
Ellington Financial, Inc.	11,653	170,950
Federated Hermes, Inc.	18,008	572,474
Focus Financial Partners, Inc., Class A (A)	11,983	408,141
GCM Grosvenor, Inc., Class A (B)	9,887	67,726
Hamilton Lane, Inc., Class A	7,266	488,130
Houlihan Lokey, Inc.	10,384	819,609
Manning & Napier, Inc.	3,970	49,506
Moelis & Company, Class A	13,242	521,073
Open Lending Corp., Class A (A)	22,081	225,889
Oppenheimer Holdings, Inc., Class A	1,929	63,734
Perella Weinberg Partners	10,509	61,267
Piper Sandler Companies	3,548	402,201
PJT Partners, Inc., Class A	4,892	343,810
Sculptor Capital Management, Inc.	6,058	50,584
Silvercrest Asset Management Group, Inc., Class A	2,577	42,289
StepStone Group, Inc., Class A	10,988	286,018
StoneX Group, Inc. (A)	3,534	275,899
Victory Capital Holdings, Inc., Class A	3,414	82,277
Virtus Investment Partners, Inc.	1,468	251,057
WisdomTree Investments, Inc.	28,986	146,959
		7,311,364
Consumer finance – 0.6%
Encore Capital Group, Inc. (A)	4,937	285,210
Enova International, Inc. (A)	6,654	191,768
EZCORP, Inc., Class A (A)	11,204	84,142
FirstCash Holdings, Inc.	7,958	553,161
Green Dot Corp., Class A (A)	10,133	254,440

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
LendingClub Corp. (A)	20,969	$245,128
LendingTree, Inc. (A)	2,242	98,244
Moneylion, Inc. (A)	34,713	45,821
Navient Corp.	24,075	336,809
Nelnet, Inc., Class A	3,039	259,075
NerdWallet, Inc., Class A (A)	5,833	46,256
Oportun Financial Corp. (A)	6,425	53,135
PRA Group, Inc. (A)	8,234	299,388
PROG Holdings, Inc. (A)	11,207	184,916
Regional Management Corp.	1,784	66,668
World Acceptance Corp. (A)	887	99,557
		3,103,718
Diversified financial services – 0.3%
Alerus Financial Corp.	3,801	90,502
A-Mark Precious Metals, Inc.	3,730	120,293
Banco Latinoamericano de Comercio Exterior SA, Class E	6,684	88,697
Cannae Holdings, Inc. (A)	15,655	302,768
Compass Diversified Holdings	12,607	270,042
Jackson Financial, Inc., Class A	15,446	413,181
		1,285,483
Insurance – 2.1%
Ambac Financial Group, Inc. (A)	10,094	114,567
American Equity Investment Life Holding Company	15,917	582,085
AMERISAFE, Inc.	4,038	210,016
Argo Group International Holdings, Ltd.	6,603	243,387
Bright Health Group, Inc. (A)(B)	43,136	78,508
BRP Group, Inc., Class A (A)	12,278	296,514
CNO Financial Group, Inc.	23,514	425,368
Donegal Group, Inc., Class A	3,929	66,989
eHealth, Inc. (A)	5,477	51,100
Employers Holdings, Inc.	5,686	238,187
Enstar Group, Ltd. (A)	2,350	502,853
Genworth Financial, Inc., Class A (A)	103,934	366,887
Goosehead Insurance, Inc., Class A	4,021	183,639
Greenlight Capital Re, Ltd., Class A (A)	7,654	59,165
HCI Group, Inc. (B)	1,560	105,706
Horace Mann Educators Corp.	8,476	325,309
James River Group Holdings, Ltd.	7,818	193,730
Kinsale Capital Group, Inc.	4,455	1,023,046
Lemonade, Inc. (A)	8,494	155,100
MBIA, Inc. (A)	10,440	128,934
Mercury General Corp.	5,509	244,049
National Western Life Group, Inc., Class A	451	91,418
Oscar Health, Inc., Class A (A)	25,184	107,032
Palomar Holdings, Inc. (A)	5,045	324,898
ProAssurance Corp.	11,328	267,681
RLI Corp.	7,998	932,487
Root, Inc., Class A (A)	32,515	38,693
Safety Insurance Group, Inc.	2,937	285,183
Selective Insurance Group, Inc.	12,240	1,064,146
Selectquote, Inc. (A)	29,055	72,056
SiriusPoint, Ltd. (A)	21,277	115,321
Stewart Information Services Corp.	5,520	274,620
Tiptree, Inc.	5,955	63,242
Trupanion, Inc. (A)	8,080	486,901
United Fire Group, Inc.	4,626	158,348
Universal Insurance Holdings, Inc.	6,118	79,718
		9,956,883
Mortgage real estate investment trusts – 1.3%
AFC Gamma, Inc.	3,821	58,576
Apollo Commercial Real Estate Finance, Inc.	28,282	295,264
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Arbor Realty Trust, Inc.	31,849	$417,540
Ares Commercial Real Estate Corp.	9,029	110,425
ARMOUR Residential REIT, Inc.	21,258	149,656
Blackstone Mortgage Trust, Inc., Class A	34,283	948,611
BrightSpire Capital, Inc.	20,280	153,114
Broadmark Realty Capital, Inc.	26,053	174,816
Chimera Investment Corp.	48,585	428,520
Claros Mortgage Trust, Inc.	18,907	316,692
Dynex Capital, Inc.	7,255	115,500
Franklin BSP Realty Trust, Inc.	17,344	233,797
Granite Point Mortgage Trust, Inc.	11,496	110,017
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,530	663,686
Invesco Mortgage Capital, Inc.	7,495	110,027
KKR Real Estate Finance Trust, Inc.	9,801	171,027
Ladder Capital Corp.	23,445	247,110
MFA Financial, Inc.	21,445	230,534
New York Mortgage Trust, Inc.	80,031	220,886
Orchid Island Capital, Inc.	38,247	109,004
PennyMac Mortgage Investment Trust	18,540	256,408
Ready Capital Corp.	15,183	180,981
Redwood Trust, Inc.	24,869	191,740
TPG RE Finance Trust, Inc.	14,613	131,663
Two Harbors Investment Corp.	70,916	353,162
		6,378,756
Thrifts and mortgage finance – 1.4%
Axos Financial, Inc. (A)	11,764	421,739
Blue Foundry Bancorp (A)	7,250	86,928
Bridgewater Bancshares, Inc. (A)	5,012	80,894
Capitol Federal Financial, Inc.	26,813	246,143
Columbia Financial, Inc. (A)	7,052	153,804
Enact Holdings, Inc.	6,250	134,250
Essent Group, Ltd.	21,570	839,073
Federal Agricultural Mortgage Corp., Class C	1,885	184,070
Flagstar Bancorp, Inc.	10,315	365,667
Home Bancorp, Inc.	1,932	65,939
Kearny Financial Corp.	13,071	145,219
Luther Burbank Corp.	3,612	47,137
Merchants Bancorp	3,471	78,688
Mr. Cooper Group, Inc. (A)	14,937	548,785
NMI Holdings, Inc., Class A (A)	17,614	293,273
Northfield Bancorp, Inc.	9,551	124,450
PCSB Financial Corp.	3,509	66,987
PennyMac Financial Services, Inc.	6,041	264,052
Provident Bancorp, Inc.	4,019	63,098
Provident Financial Services, Inc.	14,755	328,446
Radian Group, Inc.	35,432	696,239
Southern Missouri Bancorp, Inc.	1,843	83,414
The Hingham Institution for Savings	307	87,117
TrustCo Bank Corp. NY	4,053	124,995
Walker & Dunlop, Inc.	6,331	609,929
Waterstone Financial, Inc.	5,392	91,934
WSFS Financial Corp.	13,110	525,580
		6,757,850
		79,554,907
Health care – 16.3%
Biotechnology – 6.9%
2seventy bio, Inc. (A)	8,160	107,712
4D Molecular Therapeutics, Inc. (A)	6,881	48,029
Aadi Bioscience, Inc. (A)	3,351	41,284
ACADIA Pharmaceuticals, Inc. (A)	24,809	349,559
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,381
Adicet Bio, Inc. (A)	6,190	90,374

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ADMA Biologics, Inc. (A)	40,575	$80,339
Aduro Biotech, Inc. (A)(C)	4,010	8,341
Affimed NV (A)	30,948	85,726
Agenus, Inc. (A)	58,628	113,738
Agios Pharmaceuticals, Inc. (A)	11,440	253,625
Akero Therapeutics, Inc. (A)	6,502	61,444
Albireo Pharma, Inc. (A)	3,738	74,237
Alector, Inc. (A)	13,251	134,630
Alkermes PLC (A)	33,418	995,522
Allogene Therapeutics, Inc. (A)	16,672	190,061
Amicus Therapeutics, Inc. (A)	56,908	611,192
AnaptysBio, Inc. (A)	4,298	87,249
Anavex Life Sciences Corp. (A)	14,379	143,934
Anika Therapeutics, Inc. (A)	3,286	73,344
Apellis Pharmaceuticals, Inc. (A)	18,723	846,654
Arbutus Biopharma Corp. (A)(B)	23,992	65,018
Arcturus Therapeutics Holdings, Inc. (A)(B)	5,094	80,180
Arcus Biosciences, Inc. (A)	10,633	269,440
Arcutis Biotherapeutics, Inc. (A)	7,303	155,627
Arrowhead Pharmaceuticals, Inc. (A)	21,220	747,156
Atara Biotherapeutics, Inc. (A)	19,576	152,497
Aura Biosciences, Inc. (A)	4,127	58,480
Aurinia Pharmaceuticals, Inc. (A)	27,778	279,169
Avid Bioservices, Inc. (A)	12,788	195,145
Avidity Biosciences, Inc. (A)	10,396	151,054
Beam Therapeutics, Inc. (A)	13,119	507,836
BioCryst Pharmaceuticals, Inc. (A)	38,306	405,277
Biohaven Pharmaceutical Holding Company, Ltd. (A)	12,792	1,863,899
Bioxcel Therapeutics, Inc. (A)(B)	4,516	59,611
Bluebird Bio, Inc. (A)	16,403	67,908
Blueprint Medicines Corp. (A)	12,288	620,667
Bridgebio Pharma, Inc. (A)	21,832	198,235
C4 Therapeutics, Inc. (A)	9,439	71,170
CareDx, Inc. (A)	10,577	227,194
Caribou Biosciences, Inc. (A)	11,910	64,671
Catalyst Pharmaceuticals, Inc. (A)	20,056	140,593
Celldex Therapeutics, Inc. (A)	9,575	258,142
Century Therapeutics, Inc. (A)	4,647	39,035
Cerevel Therapeutics Holdings, Inc. (A)	11,290	298,508
ChemoCentryx, Inc. (A)	13,078	324,073
Chinook Therapeutics, Inc. (A)	9,168	160,348
Cogent Biosciences, Inc. (A)	9,659	87,124
Coherus Biosciences, Inc. (A)	15,700	113,668
Crinetics Pharmaceuticals, Inc. (A)	11,023	205,579
CTI BioPharma Corp. (A)	19,725	117,758
Cullinan Oncology, Inc. (A)	6,412	82,202
Cytokinetics, Inc. (A)	16,897	663,883
Day One Biopharmaceuticals, Inc. (A)(B)	5,176	92,650
Deciphera Pharmaceuticals, Inc. (A)	9,531	125,333
Denali Therapeutics, Inc. (A)	20,378	599,725
Design Therapeutics, Inc. (A)	7,202	100,828
Dynavax Technologies Corp. (A)	24,439	307,687
Dyne Therapeutics, Inc. (A)	7,313	50,240
Eagle Pharmaceuticals, Inc. (A)	2,104	93,481
Editas Medicine, Inc. (A)	14,482	171,322
Eiger BioPharmaceuticals, Inc. (A)	9,392	59,170
Emergent BioSolutions, Inc. (A)	10,369	321,854
Enanta Pharmaceuticals, Inc. (A)	4,079	192,814
EQRx, Inc. (A)	28,514	133,731
Erasca, Inc. (A)	14,105	78,565
Fate Therapeutics, Inc. (A)	17,184	425,820
FibroGen, Inc. (A)	18,323	193,491
Foghorn Therapeutics, Inc. (A)	4,381	59,582
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Forma Therapeutics Holdings, Inc. (A)	8,393	$57,828
Generation Bio Company (A)	10,179	66,774
Geron Corp. (A)(B)	78,109	121,069
Global Blood Therapeutics, Inc. (A)	12,872	411,260
Gossamer Bio, Inc. (A)	13,653	114,276
Halozyme Therapeutics, Inc. (A)	27,825	1,224,300
Heron Therapeutics, Inc. (A)	22,820	63,668
Ideaya Biosciences, Inc. (A)	7,752	106,978
IGM Biosciences, Inc. (A)	2,205	39,756
Imago Biosciences, Inc. (A)	5,784	77,448
ImmunityBio, Inc. (A)(B)	17,696	65,829
ImmunoGen, Inc. (A)	44,921	202,145
Inhibrx, Inc. (A)	6,595	74,853
Inovio Pharmaceuticals, Inc. (A)	47,930	82,919
Insmed, Inc. (A)	24,683	486,749
Instil Bio, Inc. (A)	15,265	70,524
Intellia Therapeutics, Inc. (A)	15,539	804,299
Intercept Pharmaceuticals, Inc. (A)(B)	5,288	73,027
Iovance Biotherapeutics, Inc. (A)	31,455	347,263
Ironwood Pharmaceuticals, Inc. (A)	27,838	320,972
iTeos Therapeutics, Inc. (A)	4,955	102,073
IVERIC bio, Inc. (A)	24,357	234,314
Janux Therapeutics, Inc. (A)(B)	3,985	48,657
KalVista Pharmaceuticals, Inc. (A)	5,543	54,543
Karuna Therapeutics, Inc. (A)	5,420	685,684
Karyopharm Therapeutics, Inc. (A)	16,283	73,436
Keros Therapeutics, Inc. (A)	3,642	100,628
Kezar Life Sciences, Inc. (A)	10,325	85,388
Kiniksa Pharmaceuticals, Ltd., Class A (A)	6,955	67,394
Kinnate Biopharma, Inc. (A)(B)	6,366	80,275
Kodiak Sciences, Inc. (A)	7,278	55,604
Krystal Biotech, Inc. (A)	4,342	285,096
Kura Oncology, Inc. (A)	13,275	243,331
Kymera Therapeutics, Inc. (A)	7,980	157,126
Ligand Pharmaceuticals, Inc. (A)	3,103	276,850
Lyell Immunopharma, Inc. (A)	35,995	234,687
MacroGenics, Inc. (A)	14,723	43,433
Madrigal Pharmaceuticals, Inc. (A)	2,652	189,830
MannKind Corp. (A)	51,888	197,693
MeiraGTx Holdings PLC (A)	6,846	51,824
Mersana Therapeutics, Inc. (A)	19,191	88,662
MiMedx Group, Inc. (A)	24,073	83,533
Mirum Pharmaceuticals, Inc. (A)	3,367	65,522
Monte Rosa Therapeutics, Inc. (A)(B)	6,481	62,671
Morphic Holding, Inc. (A)	5,494	119,220
Myriad Genetics, Inc. (A)	16,481	299,460
Nkarta, Inc. (A)	6,895	84,946
Nurix Therapeutics, Inc. (A)	9,541	120,884
Nuvalent, Inc., Class A (A)	4,091	55,474
Ocugen, Inc. (A)(B)	46,575	105,725
Organogenesis Holdings, Inc. (A)	15,287	74,601
PDL BioPharma, Inc. (A)(C)	28,581	22,579
PMV Pharmaceuticals, Inc. (A)	7,852	111,891
Point Biopharma Global, Inc. (A)	15,684	106,808
Progenics Pharmaceuticals, Inc. (A)(C)	24,422	25,851
Prometheus Biosciences, Inc. (A)	6,029	170,199
Protagonist Therapeutics, Inc. (A)	9,984	78,973
Prothena Corp. PLC (A)	7,456	202,430
PTC Therapeutics, Inc. (A)	14,471	579,708
Radius Health, Inc. (A)	9,985	103,544
RAPT Therapeutics, Inc. (A)	5,579	101,817
Recursion Pharmaceuticals, Inc., Class A (A)	28,089	228,644
REGENXBIO, Inc. (A)	8,368	206,690
Relay Therapeutics, Inc. (A)	15,903	266,375

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Replimune Group, Inc. (A)	6,457	$112,868
REVOLUTION Medicines, Inc. (A)	13,174	256,761
Rigel Pharmaceuticals, Inc. (A)	40,220	45,449
Rocket Pharmaceuticals, Inc. (A)	9,371	128,945
Sage Therapeutics, Inc. (A)	10,798	348,775
Sana Biotechnology, Inc. (A)	18,736	120,472
Sangamo Therapeutics, Inc. (A)	26,203	108,480
Seres Therapeutics, Inc. (A)	17,116	58,708
Sierra Oncology, Inc. (A)	3,039	167,115
Sorrento Therapeutics, Inc. (A)	79,332	159,457
SpringWorks Therapeutics, Inc. (A)	7,298	179,677
Stoke Therapeutics, Inc. (A)	5,016	66,261
Sutro Biopharma, Inc. (A)	10,332	53,830
Syndax Pharmaceuticals, Inc. (A)	10,817	208,119
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Talaris Therapeutics, Inc. (A)	5,194	23,425
Tango Therapeutics, Inc. (A)	10,769	48,784
Tenaya Therapeutics, Inc. (A)(B)	6,888	38,779
TG Therapeutics, Inc. (A)	28,270	120,148
Travere Therapeutics, Inc. (A)	12,598	305,250
Turning Point Therapeutics, Inc. (A)	9,431	709,683
Twist Bioscience Corp. (A)	11,564	404,277
Vanda Pharmaceuticals, Inc. (A)	11,596	126,396
Vaxart, Inc. (A)	26,416	92,456
Vaxcyte, Inc. (A)	10,881	236,771
Vera Therapeutics, Inc. (A)	3,175	43,212
Veracyte, Inc. (A)	14,913	296,769
Vericel Corp. (A)	9,814	247,117
Verve Therapeutics, Inc. (A)	7,831	119,658
Vir Biotechnology, Inc. (A)	14,887	379,172
Viridian Therapeutics, Inc. (A)	5,694	65,880
VistaGen Therapeutics, Inc. (A)	45,494	40,035
Xencor, Inc. (A)	11,847	324,252
Y-mAbs Therapeutics, Inc. (A)	7,698	116,471
Zentalis Pharmaceuticals, Inc. (A)	8,056	226,374
		33,617,884
Health care equipment and supplies – 3.6%
Alphatec Holdings, Inc. (A)	14,965	97,871
AngioDynamics, Inc. (A)	7,771	150,369
Artivion, Inc. (A)	8,194	154,703
AtriCure, Inc. (A)	9,413	384,615
Atrion Corp.	269	169,163
Avanos Medical, Inc. (A)	9,628	263,230
Axogen, Inc. (A)	8,832	72,334
Axonics, Inc. (A)	9,656	547,206
BioLife Solutions, Inc. (A)	7,259	100,247
Bioventus, Inc., Class A (A)	6,916	47,167
Butterfly Network, Inc. (A)	29,072	89,251
Cardiovascular Systems, Inc. (A)	8,558	122,893
Cerus Corp. (A)	36,297	192,011
CONMED Corp.	5,743	549,950
CryoPort, Inc. (A)	9,279	287,463
Cue Health, Inc. (A)	22,850	73,120
Cutera, Inc. (A)	3,474	130,275
Embecta Corp. (A)	11,854	300,143
Figs, Inc., Class A (A)	26,449	240,950
Glaukos Corp. (A)	9,428	428,220
Haemonetics Corp. (A)	10,383	676,764
Heska Corp. (A)	2,018	190,721
Inari Medical, Inc. (A)	9,920	674,461
Inogen, Inc. (A)	4,919	118,941
Integer Holdings Corp. (A)	6,684	472,291
iRadimed Corp.	1,594	54,100
iRhythm Technologies, Inc. (A)	6,140	663,304
Lantheus Holdings, Inc. (A)	14,034	926,665
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
LeMaitre Vascular, Inc.	3,997	$182,063
LivaNova PLC (A)	11,008	687,670
Meridian Bioscience, Inc. (A)	8,799	267,666
Merit Medical Systems, Inc. (A)	11,425	620,035
Mesa Laboratories, Inc.	1,016	207,203
Nano-X Imaging, Ltd. (A)(B)	8,914	100,728
Natus Medical, Inc. (A)	7,017	229,947
Neogen Corp. (A)	22,156	533,738
Nevro Corp. (A)	7,184	314,875
NuVasive, Inc. (A)	10,722	527,094
Omnicell, Inc. (A)	8,996	1,023,295
OraSure Technologies, Inc. (A)	16,477	44,653
Orthofix Medical, Inc. (A)	4,096	96,420
OrthoPediatrics Corp. (A)	3,002	129,536
Outset Medical, Inc. (A)	10,144	150,740
Paragon 28, Inc. (A)(B)	9,652	153,177
PROCEPT BioRobotics Corp. (A)	5,298	173,192
Pulmonx Corp. (A)	7,258	106,838
RxSight, Inc. (A)	4,606	64,852
SeaSpine Holdings Corp. (A)	8,677	49,025
Senseonics Holdings, Inc. (A)(B)	93,468	96,272
Shockwave Medical, Inc. (A)	7,310	1,397,453
SI-BONE, Inc. (A)	7,054	93,113
Sight Sciences, Inc. (A)	4,808	43,224
Silk Road Medical, Inc. (A)	7,177	261,171
STAAR Surgical Company (A)	9,891	701,569
Surmodics, Inc. (A)	2,907	108,228
TransMedics Group, Inc. (A)	5,628	177,001
Treace Medical Concepts, Inc. (A)	6,932	99,405
UFP Technologies, Inc. (A)	1,426	113,467
Utah Medical Products, Inc.	740	63,566
Varex Imaging Corp. (A)	7,959	170,243
Vicarious Surgical, Inc. (A)	12,392	36,432
ViewRay, Inc. (A)	33,075	87,649
Zimvie, Inc. (A)	4,503	72,093
Zynex, Inc.	5,118	40,842
		17,402,903
Health care providers and services – 2.8%
1Life Healthcare, Inc. (A)	37,464	293,718
23andMe Holding Company, Class A (A)(B)	36,542	90,624
Accolade, Inc. (A)	12,831	94,949
AdaptHealth Corp. (A)	14,900	268,796
Addus HomeCare Corp. (A)	3,168	263,831
Agiliti, Inc. (A)	5,773	118,404
Alignment Healthcare, Inc. (A)	17,648	201,364
AMN Healthcare Services, Inc. (A)	9,110	999,458
Apollo Medical Holdings, Inc. (A)(B)	8,072	311,498
Brookdale Senior Living, Inc. (A)	38,987	177,001
Cano Health, Inc. (A)	34,196	149,778
CareMax, Inc. (A)	13,464	48,874
Castle Biosciences, Inc. (A)	5,128	112,560
Clover Health Investments Corp. (A)	79,835	170,847
Community Health Systems, Inc. (A)	26,278	98,543
CorVel Corp. (A)	1,833	269,946
Covetrus, Inc. (A)	21,908	454,591
Cross Country Healthcare, Inc. (A)	7,549	157,246
DocGo, Inc. (A)	17,094	122,051
Fulgent Genetics, Inc. (A)	4,422	241,132
Hanger, Inc. (A)	8,142	116,593
HealthEquity, Inc. (A)	17,034	1,045,717
Hims & Hers Health, Inc. (A)	25,874	117,209
Invitae Corp. (A)	48,489	118,313
LHC Group, Inc. (A)	6,098	949,703
LifeStance Health Group, Inc. (A)(B)	15,514	86,258

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
MEDNAX, Inc. (A)	17,799	$373,957
ModivCare, Inc. (A)	2,623	221,644
National HealthCare Corp.	2,486	173,771
National Research Corp.	3,043	116,486
OPKO Health, Inc. (A)	84,680	214,240
Option Care Health, Inc. (A)	29,553	821,278
Owens & Minor, Inc.	15,092	474,643
Patterson Companies, Inc.	17,753	537,916
PetIQ, Inc. (A)	5,898	99,027
Privia Health Group, Inc. (A)	9,064	263,944
Progyny, Inc. (A)	15,455	448,968
R1 RCM, Inc. (A)	27,832	583,359
RadNet, Inc. (A)	10,326	178,433
Select Medical Holdings Corp.	22,245	525,427
Sema4 Holdings Corp. (A)	35,992	45,350
Surgery Partners, Inc. (A)	8,257	238,792
The Ensign Group, Inc.	11,025	810,007
The Joint Corp. (A)	3,219	49,283
The Pennant Group, Inc. (A)	5,822	74,580
US Physical Therapy, Inc.	2,639	288,179
		13,618,288
Health care technology – 0.8%
Allscripts Healthcare Solutions, Inc. (A)	23,457	347,867
American Well Corp., Class A (A)	47,766	206,349
Computer Programs & Systems, Inc. (A)	3,075	98,308
Evolent Health, Inc., Class A (A)	16,934	520,043
Health Catalyst, Inc. (A)	11,387	164,998
HealthStream, Inc. (A)	5,090	110,504
Inspire Medical Systems, Inc. (A)	5,582	1,019,664
MultiPlan Corp. (A)(B)	78,053	428,511
NextGen Healthcare, Inc. (A)	11,596	202,234
OptimizeRx Corp. (A)	3,914	107,204
Phreesia, Inc. (A)	10,240	256,102
Schrodinger, Inc. (A)	11,171	295,026
Simulations Plus, Inc.	3,243	159,977
		3,916,787
Life sciences tools and services – 0.7%
AbCellera Biologics, Inc. (A)	42,461	452,210
Absci Corp. (A)	12,105	40,189
Adaptive Biotechnologies Corp. (A)	23,305	188,537
Berkeley Lights, Inc. (A)	12,400	61,628
Bionano Genomics, Inc. (A)(B)	63,847	88,109
Codexis, Inc. (A)	13,176	137,821
Cytek Biosciences, Inc. (A)	23,709	254,398
Inotiv, Inc. (A)	4,031	38,698
MaxCyte, Inc. (A)	19,002	89,879
Medpace Holdings, Inc. (A)	5,636	843,540
NanoString Technologies, Inc. (A)	9,915	125,921
NeoGenomics, Inc. (A)	25,947	211,468
Pacific Biosciences of California, Inc. (A)	46,989	207,691
Quanterix Corp. (A)	7,230	117,054
Quantum-Si, Inc. (A)	20,178	46,813
Science 37 Holdings, Inc. (A)	14,215	28,572
Seer, Inc. (A)	11,108	99,417
Singular Genomics Systems, Inc. (A)	13,181	50,351
SomaLogic, Inc. (A)	31,589	142,782
		3,225,078
Pharmaceuticals – 1.5%
Aclaris Therapeutics, Inc. (A)	12,460	173,942
Aerie Pharmaceuticals, Inc. (A)	10,609	79,568
Amneal Pharmaceuticals, Inc. (A)	22,334	71,022
Amphastar Pharmaceuticals, Inc. (A)	7,872	273,867
Amylyx Pharmaceuticals, Inc. (A)	2,560	49,306
ANI Pharmaceuticals, Inc. (A)	2,736	81,177
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Arvinas, Inc. (A)	10,069	$423,804
Atea Pharmaceuticals, Inc. (A)	15,850	112,535
Axsome Therapeutics, Inc. (A)	6,050	231,715
Cara Therapeutics, Inc. (A)	9,737	88,899
Cassava Sciences, Inc. (A)	7,917	222,626
CinCor Pharma, Inc. (A)	2,936	55,314
Collegium Pharmaceutical, Inc. (A)	7,044	124,820
Corcept Therapeutics, Inc. (A)	17,472	415,484
DICE Therapeutics, Inc. (A)	6,068	94,175
Edgewise Therapeutics, Inc. (A)	6,711	53,420
Esperion Therapeutics, Inc. (A)	13,695	87,100
Evolus, Inc. (A)	7,505	87,058
EyePoint Pharmaceuticals, Inc. (A)	6,313	49,683
Fulcrum Therapeutics, Inc. (A)	7,848	38,455
Harmony Biosciences Holdings, Inc. (A)	5,400	263,358
Innoviva, Inc. (A)	12,808	189,046
Intra-Cellular Therapies, Inc. (A)	18,833	1,074,988
Liquidia Corp. (A)	10,695	46,630
Nektar Therapeutics (A)	38,552	146,498
NGM Biopharmaceuticals, Inc. (A)	8,430	108,073
Nuvation Bio, Inc. (A)(B)	24,919	80,738
Ocular Therapeutix, Inc. (A)	17,350	69,747
Pacira BioSciences, Inc. (A)	9,198	536,243
Phathom Pharmaceuticals, Inc. (A)	5,424	45,779
Phibro Animal Health Corp., Class A	4,407	84,306
Prestige Consumer Healthcare, Inc. (A)	10,151	596,879
Provention Bio, Inc. (A)(B)	12,735	50,940
Reata Pharmaceuticals, Inc., Class A (A)	5,772	175,411
Relmada Therapeutics, Inc. (A)	5,806	110,256
Revance Therapeutics, Inc. (A)	14,689	203,002
SIGA Technologies, Inc.	9,948	115,198
Supernus Pharmaceuticals, Inc. (A)	10,017	289,692
Tarsus Pharmaceuticals, Inc. (A)	4,015	58,619
Theravance Biopharma, Inc. (A)	13,744	124,521
Tricida, Inc. (A)	7,268	70,354
Ventyx Biosciences, Inc. (A)(B)	4,871	59,572
Xeris Biopharma Holdings, Inc. (A)	29,713	45,758
Zogenix, Inc. (A)(C)	12,884	8,761
		7,368,339
		79,149,279
Industrials – 14.4%
Aerospace and defense – 0.9%
AAR Corp. (A)	6,983	292,169
Aerojet Rocketdyne Holdings, Inc. (A)	16,246	659,588
AeroVironment, Inc. (A)	4,780	392,916
AerSale Corp. (A)	3,750	54,413
Archer Aviation, Inc., Class A (A)	26,736	82,347
Astra Space, Inc. (A)	33,284	43,269
Astronics Corp. (A)	6,009	61,112
Cadre Holdings, Inc.	3,482	68,491
Ducommun, Inc. (A)	2,365	101,790
Kaman Corp.	5,855	182,969
Kratos Defense & Security Solutions, Inc. (A)	25,736	357,216
Maxar Technologies, Inc.	15,067	393,098
Moog, Inc., Class A	5,848	464,273
National Presto Industries, Inc.	1,149	75,420
Park Aerospace Corp.	4,636	59,155
Parsons Corp. (A)	6,872	277,766
Rocket Lab USA, Inc. (A)	44,623	169,121
Triumph Group, Inc. (A)	13,423	178,392
Vectrus, Inc. (A)	2,468	82,579

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Virgin Galactic Holdings, Inc. (A)	47,439	$285,583
		4,281,667
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	12,057	346,398
Atlas Air Worldwide Holdings, Inc. (A)	5,680	350,513
Forward Air Corp.	5,495	505,320
Hub Group, Inc., Class A (A)	6,838	485,088
Radiant Logistics, Inc. (A)	8,896	66,008
		1,753,327
Airlines – 0.4%
Allegiant Travel Company (A)	3,137	354,763
Blade Air Mobility, Inc. (A)	12,274	54,742
Frontier Group Holdings, Inc. (A)	7,737	72,496
Hawaiian Holdings, Inc. (A)	10,792	154,434
Joby Aviation, Inc. (A)	52,258	256,587
SkyWest, Inc. (A)	10,376	220,490
Spirit Airlines, Inc. (A)	22,481	535,947
Sun Country Airlines Holdings, Inc. (A)	6,650	121,961
Wheels Up Experience, Inc. (A)	35,771	69,753
		1,841,173
Building products – 1.3%
AAON, Inc.	8,982	491,854
American Woodmark Corp. (A)	3,586	161,406
Apogee Enterprises, Inc.	4,657	182,648
Caesarstone, Ltd.	5,833	53,255
Cornerstone Building Brands, Inc. (A)	12,994	318,223
CSW Industrials, Inc.	3,018	310,945
Gibraltar Industries, Inc. (A)	6,834	264,818
Griffon Corp.	9,572	268,303
Insteel Industries, Inc.	3,926	132,188
Janus International Group, Inc. (A)	17,323	156,427
JELD-WEN Holding, Inc. (A)	17,925	261,526
Masonite International Corp. (A)	4,651	357,336
PGT Innovations, Inc. (A)	12,311	204,855
Quanex Building Products Corp.	7,048	160,342
Resideo Technologies, Inc. (A)	29,772	578,172
Simpson Manufacturing Company, Inc.	8,834	888,789
UFP Industries, Inc.	12,432	847,116
View, Inc. (A)(B)	25,908	41,971
Zurn Water Solutions Corp.	25,443	693,067
		6,373,241
Commercial services and supplies – 1.5%
ABM Industries, Inc.	13,699	594,811
ACCO Brands Corp.	19,772	129,111
ACV Auctions, Inc., Class A (A)	23,547	153,997
Aris Water Solution, Inc., Class A	4,695	78,313
Brady Corp., Class A	9,446	446,229
BrightView Holdings, Inc. (A)	9,255	111,060
Casella Waste Systems, Inc., Class A (A)	10,212	742,208
Cimpress PLC (A)	3,756	146,108
CoreCivic, Inc. (A)	25,021	277,983
Deluxe Corp.	9,002	195,073
Ennis, Inc.	5,655	114,401
Harsco Corp. (A)	16,716	118,851
Healthcare Services Group, Inc.	15,465	269,246
Heritage-Crystal Clean, Inc. (A)	3,422	92,257
HNI Corp.	8,706	302,011
Interface, Inc.	12,610	158,129
KAR Auction Services, Inc. (A)	24,832	366,769
Kimball International, Inc., Class B	9,725	74,591
Li-Cycle Holdings Corp. (A)	27,670	190,370
Matthews International Corp., Class A	6,376	182,800
MillerKnoll, Inc.	15,734	413,332
Montrose Environmental Group, Inc. (A)	5,782	195,200
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Pitney Bowes, Inc.	36,654	$132,687
SP Plus Corp. (A)	4,868	149,545
Steelcase, Inc., Class A	18,266	195,994
The Brink's Company	9,496	576,502
UniFirst Corp.	2,997	516,023
Viad Corp. (A)	4,427	122,229
VSE Corp.	2,392	89,891
		7,135,721
Construction and engineering – 1.3%
Ameresco, Inc., Class A (A)	6,537	297,826
API Group Corp. (A)	42,682	638,950
Arcosa, Inc.	9,882	458,821
Argan, Inc.	2,958	110,393
Comfort Systems USA, Inc.	7,270	604,501
Construction Partners, Inc., Class A (A)	8,498	177,948
Dycom Industries, Inc. (A)	5,951	553,681
EMCOR Group, Inc.	10,312	1,061,724
Fluor Corp. (A)	29,371	714,890
Granite Construction, Inc.	9,408	274,149
Great Lakes Dredge & Dock Corp. (A)	13,589	178,152
IES Holdings, Inc. (A)	2,028	61,185
Infrastructure and Energy Alternatives, Inc. (A)	7,013	56,314
MYR Group, Inc. (A)	3,454	304,401
Northwest Pipe Company (A)	2,228	66,706
NV5 Global, Inc. (A)	2,792	325,938
Primoris Services Corp.	11,014	239,665
Sterling Infrastructure, Inc. (A)	6,062	132,879
Tutor Perini Corp. (A)	9,240	81,127
		6,339,250
Electrical equipment – 1.0%
Allied Motion Technologies, Inc.	3,191	72,882
Array Technologies, Inc. (A)	31,165	343,127
Atkore, Inc. (A)	8,835	733,393
AZZ, Inc.	5,010	204,508
Babcock & Wilcox Enterprises, Inc. (A)	13,670	82,430
Blink Charging Company (A)(B)	7,778	128,570
Bloom Energy Corp., Class A (A)	33,608	554,532
Encore Wire Corp.	3,899	405,184
Energy Vault Holdings, Inc. (A)(B)	5,573	55,841
EnerSys	8,406	495,618
Enovix Corp. (A)	22,580	201,188
ESS Tech, Inc. (A)	18,052	50,726
Fluence Energy, Inc. (A)(B)	8,000	75,840
FTC Solar, Inc. (A)	9,586	34,701
FuelCell Energy, Inc. (A)	76,723	287,711
GrafTech International, Ltd.	40,495	286,300
NuScale Power Corp. (A)(B)	4,452	44,475
Powell Industries, Inc.	2,092	48,890
Shoals Technologies Group, Inc., Class A (A)	23,114	380,919
Stem, Inc. (A)	29,872	213,884
Thermon Group Holdings, Inc. (A)	7,355	103,338
TPI Composites, Inc. (A)	8,008	100,100
Vicor Corp. (A)	4,562	249,678
		5,153,835
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A	5,506	126,693
Machinery – 3.6%
Alamo Group, Inc.	2,001	232,976
Albany International Corp., Class A	6,494	511,662
Altra Industrial Motion Corp.	13,434	473,549
Astec Industries, Inc.	4,763	194,235
Barnes Group, Inc.	10,020	312,023

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Chart Industries, Inc. (A)	7,528	$1,260,037
CIRCOR International, Inc. (A)	4,339	71,116
Columbus McKinnon Corp.	5,886	166,986
Desktop Metal, Inc., Class A (A)(B)	55,809	122,780
Douglas Dynamics, Inc.	4,699	135,049
Energy Recovery, Inc. (A)	11,645	226,146
Enerpac Tool Group Corp.	12,583	239,329
EnPro Industries, Inc.	4,218	345,581
ESCO Technologies, Inc.	5,224	357,165
Evoqua Water Technologies Corp. (A)	24,287	789,570
Federal Signal Corp.	12,123	431,579
Franklin Electric Company, Inc.	9,416	689,816
Helios Technologies, Inc.	6,654	440,828
Hillenbrand, Inc.	14,770	604,979
Hillman Solutions Corp. (A)	27,884	240,918
Hydrofarm Holdings Group, Inc. (A)	9,802	34,111
Hyliion Holdings Corp. (A)	28,323	91,200
Hyster-Yale Materials Handling, Inc.	2,433	78,391
Hyzon Motors, Inc. (A)(B)	19,260	56,624
John Bean Technologies Corp.	6,469	714,307
Kadant, Inc.	2,338	426,334
Kennametal, Inc.	16,879	392,099
Lindsay Corp.	2,217	294,462
Luxfer Holdings PLC	6,402	96,798
Markforged Holding Corp. (A)	24,756	45,799
Meritor, Inc. (A)	14,322	520,318
Microvast Holdings, Inc. (A)	36,362	80,724
Miller Industries, Inc.	2,576	58,398
Mueller Industries, Inc.	11,364	605,588
Mueller Water Products, Inc., Class A	31,681	371,618
Nikola Corp. (A)(B)	60,477	287,871
Omega Flex, Inc.	665	71,567
Proterra, Inc. (A)	46,187	214,308
Proto Labs, Inc. (A)	5,746	274,889
RBC Bearings, Inc. (A)	5,838	1,079,738
REV Group, Inc.	7,542	81,982
Sarcos Technology and Robotics Corp. (A)	17,558	46,704
SPX Corp. (A)	9,113	481,531
Standex International Corp.	2,379	201,692
Tennant Company	3,734	221,240
Terex Corp.	13,893	380,251
The Gorman-Rupp Company	4,734	133,972
The Greenbrier Companies, Inc.	6,453	232,243
The Manitowoc Company, Inc. (A)	7,815	82,292
The Shyft Group, Inc.	7,362	136,860
Titan International, Inc. (A)	10,748	162,295
Trinity Industries, Inc.	17,099	414,138
Wabash National Corp.	10,213	138,693
Watts Water Technologies, Inc., Class A	5,507	676,480
Welbilt, Inc. (A)	26,854	639,394
		17,671,235
Marine – 0.3%
Costamare, Inc.	10,979	132,846
Eagle Bulk Shipping, Inc.	2,771	143,759
Genco Shipping & Trading, Ltd.	7,538	145,634
Golden Ocean Group, Ltd.	25,259	294,015
Matson, Inc.	8,175	595,794
Safe Bulkers, Inc.	15,872	60,631
		1,372,679
Professional services – 1.8%
Alight, Inc., Class A (A)	69,991	472,439
ASGN, Inc. (A)	10,285	928,221
Barrett Business Services, Inc.	1,525	111,127
CBIZ, Inc. (A)	10,067	402,277
CRA International, Inc.	1,501	134,069
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Exponent, Inc.	10,550	$965,009
First Advantage Corp. (A)	12,204	154,625
Forrester Research, Inc. (A)	2,393	114,481
Franklin Covey Company (A)	2,718	125,517
Heidrick & Struggles International, Inc.	4,063	131,479
HireRight Holdings Corp. (A)	4,565	64,869
Huron Consulting Group, Inc. (A)	4,337	281,862
ICF International, Inc.	3,736	354,920
Insperity, Inc.	7,437	742,436
Kelly Services, Inc., Class A	7,361	145,969
Kforce, Inc.	4,174	256,033
Korn Ferry	10,933	634,333
Legalzoom.com, Inc. (A)(B)	20,421	224,427
ManTech International Corp., Class A	6,090	581,291
Planet Labs PBC (A)	32,664	141,435
Red Violet, Inc. (A)	2,309	43,963
Resources Connection, Inc.	6,831	139,147
Skillsoft Corp. (A)	17,699	62,300
Spire Global, Inc. (A)	30,965	35,919
Sterling Check Corp. (A)	5,064	82,594
TriNet Group, Inc. (A)	7,672	595,501
TrueBlue, Inc. (A)	6,858	122,758
Upwork, Inc. (A)	24,782	512,492
Willdan Group, Inc. (A)	2,694	74,301
		8,635,794
Road and rail – 0.5%
ArcBest Corp.	5,045	355,017
Covenant Logistics Group, Inc.	2,629	65,962
Daseke, Inc. (A)	9,289	59,357
Heartland Express, Inc.	9,381	130,490
Marten Transport, Ltd.	12,041	202,530
P.A.M. Transportation Services, Inc. (A)	1,621	44,399
Saia, Inc. (A)	5,448	1,024,224
TuSimple Holdings, Inc., Class A (A)	29,088	210,306
Universal Logistics Holdings, Inc.	1,677	45,799
Werner Enterprises, Inc.	13,110	505,259
		2,643,343
Trading companies and distributors – 1.4%
Alta Equipment Group, Inc. (A)	5,146	46,160
Applied Industrial Technologies, Inc.	7,815	751,569
Beacon Roofing Supply, Inc. (A)	11,145	572,407
BlueLinx Holdings, Inc. (A)	1,952	130,413
Boise Cascade Company	8,056	479,251
Custom Truck One Source, Inc. (A)	12,773	71,529
Distribution Solutions Group, Inc. (A)	1,118	57,454
DXP Enterprises, Inc. (A)	3,336	102,182
GATX Corp.	7,213	679,176
Global Industrial Company	2,775	93,712
GMS, Inc. (A)	8,925	397,163
H&E Equipment Services, Inc.	6,664	193,056
Herc Holdings, Inc.	5,276	475,631
Hudson Technologies, Inc. (A)	9,355	70,256
McGrath RentCorp	4,875	370,500
MRC Global, Inc. (A)	17,421	173,513
NOW, Inc. (A)	23,121	226,123
Rush Enterprises, Inc., Class A	7,855	378,611
Rush Enterprises, Inc., Class B	2,250	111,623
Textainer Group Holdings, Ltd.	9,454	259,134
Titan Machinery, Inc. (A)	4,352	97,528
Transcat, Inc. (A)	1,502	85,329
Triton International, Ltd.	12,923	680,396
Veritiv Corp. (A)	3,001	325,759
		6,828,475
		70,156,433

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 13.2%
Communications equipment – 0.8%
ADTRAN, Inc.	10,195	$178,718
Aviat Networks, Inc. (A)	2,520	63,101
Calix, Inc. (A)	11,686	398,960
Cambium Networks Corp. (A)	2,619	38,368
Clearfield, Inc. (A)	2,449	151,716
CommScope Holding Company, Inc. (A)	42,542	260,357
Comtech Telecommunications Corp.	6,033	54,719
Digi International, Inc. (A)	7,140	172,931
DZS, Inc. (A)	3,896	63,388
Extreme Networks, Inc. (A)	26,478	236,184
Harmonic, Inc. (A)	19,069	165,328
Infinera Corp. (A)	39,580	212,149
NETGEAR, Inc. (A)	6,102	113,009
NetScout Systems, Inc. (A)	14,442	488,862
Ondas Holdings, Inc. (A)(B)	7,626	41,104
Plantronics, Inc. (A)	8,741	346,843
Ribbon Communications, Inc. (A)	16,984	51,631
Viavi Solutions, Inc. (A)	46,436	614,348
		3,651,716
Electronic equipment, instruments and components – 2.1%
908 Devices, Inc. (A)	4,691	96,588
Advanced Energy Industries, Inc.	7,686	560,924
Aeva Technologies, Inc. (A)	21,314	66,713
Akoustis Technologies, Inc. (A)	13,130	48,581
Arlo Technologies, Inc. (A)	18,089	113,418
Badger Meter, Inc.	5,929	479,597
Belden, Inc.	8,979	478,311
Benchmark Electronics, Inc.	7,049	159,025
CTS Corp.	6,475	220,474
ePlus, Inc. (A)	5,402	286,954
Evolv Technologies Holdings, Inc. (A)	19,127	50,878
Fabrinet (A)	7,533	610,926
FARO Technologies, Inc. (A)	3,885	119,775
Focus Universal, Inc. (A)(B)	3,896	44,492
Identiv, Inc. (A)	5,066	58,664
Insight Enterprises, Inc. (A)	6,382	550,639
Itron, Inc. (A)	9,314	460,391
Kimball Electronics, Inc. (A)	5,136	103,234
Knowles Corp. (A)	17,930	310,727
Lightwave Logic, Inc. (A)	23,863	156,064
Methode Electronics, Inc.	7,265	269,096
MicroVision, Inc. (A)(B)	35,064	134,646
Mirion Technologies, Inc. (A)	28,624	164,874
Napco Security Technologies, Inc. (A)	6,285	129,408
nLight, Inc. (A)	9,569	97,795
Novanta, Inc. (A)	7,254	879,693
OSI Systems, Inc. (A)	3,226	275,629
Ouster, Inc. (A)	30,294	49,076
PAR Technology Corp. (A)	5,554	208,219
PC Connection, Inc.	2,211	97,395
Plexus Corp. (A)	5,534	434,419
Rogers Corp. (A)	3,817	1,000,398
Sanmina Corp. (A)	12,179	496,051
ScanSource, Inc. (A)	5,239	163,142
SmartRent, Inc. (A)	25,153	113,692
TTM Technologies, Inc. (A)	20,645	258,063
Velodyne Lidar, Inc. (A)	44,203	42,223
Vishay Intertechnology, Inc.	26,715	476,061
Vishay Precision Group, Inc. (A)	2,739	79,787
		10,346,042
IT services – 2.2%
AvidXchange Holdings, Inc. (A)	30,570	187,700
BigCommerce Holdings, Inc., Series 1 (A)	13,305	215,541
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Bread Financial Holdings, Inc.	10,260	$380,236
Brightcove, Inc. (A)	9,820	62,062
Cantaloupe, Inc. (A)	13,711	76,782
Cass Information Systems, Inc.	2,962	100,116
Cerberus Cyber Sentinel Corp. (A)	10,178	36,641
Conduent, Inc. (A)	36,166	156,237
Core Scientific, Inc. (A)	46,599	69,433
CSG Systems International, Inc.	6,522	389,233
Cyxtera Technologies, Inc. (A)	9,000	102,060
DigitalOcean Holdings, Inc. (A)	15,700	649,352
Edgio, Inc. (A)	30,244	69,864
EVERTEC, Inc.	12,329	454,694
EVO Payments, Inc., Class A (A)	9,810	230,731
ExlService Holdings, Inc. (A)	6,631	976,945
Fastly, Inc., Class A (A)(B)	23,123	268,458
Flywire Corp. (A)	11,553	203,679
Grid Dynamics Holdings, Inc. (A)	10,186	171,329
i3 Verticals, Inc., Class A (A)	4,677	117,019
Information Services Group, Inc.	8,913	60,252
International Money Express, Inc. (A)	6,952	142,307
Marqeta, Inc., Class A (A)	89,468	725,585
Maximus, Inc.	12,530	783,250
MoneyGram International, Inc. (A)	19,390	193,900
Paya Holdings, Inc. (A)	18,483	121,433
Payoneer Global, Inc. (A)	45,646	178,932
Paysafe, Ltd. (A)(B)	71,603	139,626
Perficient, Inc. (A)	7,047	646,139
PFSweb, Inc. (A)	4,074	47,910
Rackspace Technology, Inc. (A)(B)	12,797	91,754
Remitly Global, Inc. (A)	17,822	136,517
Repay Holdings Corp. (A)	18,420	236,697
Sabre Corp. (A)	67,549	393,811
SolarWinds Corp.	10,212	104,673
Squarespace, Inc., Class A (A)	6,635	138,804
StoneCo, Ltd., Class A (A)	57,177	440,263
The Hackett Group, Inc.	5,816	110,330
TTEC Holdings, Inc.	3,876	263,142
Tucows, Inc., Class A (A)	2,183	97,165
Unisys Corp. (A)	13,676	164,522
Verra Mobility Corp. (A)	30,017	471,567
		10,606,691
Semiconductors and semiconductor equipment – 2.7%
ACM Research, Inc., Class A (A)	10,111	170,168
Alpha & Omega Semiconductor, Ltd. (A)	4,616	153,897
Ambarella, Inc. (A)	7,501	491,015
Amkor Technology, Inc.	20,817	352,848
Atomera, Inc. (A)(B)	4,844	45,437
Axcelis Technologies, Inc. (A)	6,746	369,951
AXT, Inc. (A)	9,997	58,582
CEVA, Inc. (A)	4,855	162,934
CMC Materials, Inc.	5,828	1,016,928
Cohu, Inc. (A)	9,907	274,919
Credo Technology Group Holding, Ltd. (A)	5,037	58,832
CyberOptics Corp. (A)	1,660	58,000
Diodes, Inc. (A)	9,098	587,458
FormFactor, Inc. (A)	16,046	621,462
Ichor Holdings, Ltd. (A)	5,907	153,464
Impinj, Inc. (A)	4,381	257,033
Indie Semiconductor, Inc., Class A (A)	21,361	121,758
Kulicke & Soffa Industries, Inc.	11,870	508,155
MACOM Technology Solutions Holdings, Inc. (A)	10,372	478,149
MaxLinear, Inc. (A)	14,828	503,855
NeoPhotonics Corp. (A)	10,779	169,554
Onto Innovation, Inc. (A)	10,171	709,326

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
PDF Solutions, Inc. (A)	6,364	$136,890
Photronics, Inc. (A)	12,416	241,864
Power Integrations, Inc.	11,822	886,768
Rambus, Inc. (A)	22,514	483,826
Rockley Photonics Holdings, Ltd. (A)(B)	23,602	51,452
Semtech Corp. (A)	12,982	713,621
Silicon Laboratories, Inc. (A)	7,422	1,040,713
SiTime Corp. (A)	3,296	537,347
SMART Global Holdings, Inc. (A)	10,098	165,304
SunPower Corp. (A)	16,985	268,533
Synaptics, Inc. (A)	8,143	961,281
Ultra Clean Holdings, Inc. (A)	9,340	278,052
Veeco Instruments, Inc. (A)	10,377	201,314
		13,290,690
Software – 5.1%
8x8, Inc. (A)	23,210	119,532
A10 Networks, Inc.	13,659	196,416
ACI Worldwide, Inc. (A)	23,516	608,829
Agilysys, Inc. (A)	4,123	194,894
Alarm.com Holdings, Inc. (A)	9,881	611,239
Alkami Technology, Inc. (A)(B)	7,689	106,800
Altair Engineering, Inc., Class A (A)	10,671	560,228
American Software, Inc., Class A	6,763	109,290
Amplitude, Inc., Class A (A)	11,645	166,407
Appfolio, Inc., Class A (A)	3,940	357,122
Appian Corp. (A)(B)	8,312	393,656
Asana, Inc., Class A (A)	15,247	268,042
Avaya Holdings Corp. (A)	18,491	41,420
AvePoint, Inc. (A)	27,339	118,651
Benefitfocus, Inc. (A)	5,957	46,345
Blackbaud, Inc. (A)	9,536	553,756
Blackline, Inc. (A)	11,362	756,709
Blend Labs, Inc., Class A (A)	39,647	93,567
Box, Inc., Class A (A)	26,473	665,531
BTRS Holdings, Inc., Class 1 (A)	21,439	106,766
C3.ai, Inc., Class A (A)	14,216	259,584
Cerence, Inc. (A)	8,220	207,391
ChannelAdvisor Corp. (A)	6,421	93,618
Cleanspark, Inc. (A)(B)	9,417	36,915
Clear Secure, Inc., Class A (A)	12,888	257,760
CommVault Systems, Inc. (A)	9,108	572,893
Consensus Cloud Solutions, Inc. (A)	3,346	146,153
Couchbase, Inc. (A)	5,701	93,610
CS Disco, Inc. (A)	4,778	86,195
Cvent Holding Corp. (A)(B)	17,906	82,726
Digimarc Corp. (A)(B)	3,281	46,393
Digital Turbine, Inc. (A)	19,094	333,572
Domo, Inc., Class B (A)	6,382	177,420
Duck Creek Technologies, Inc. (A)	16,019	237,882
E2open Parent Holdings, Inc. (A)	41,215	320,653
Ebix, Inc.	5,848	98,831
eGain Corp. (A)	4,892	47,697
Enfusion, Inc., Class A (A)	5,648	57,666
EngageSmart, Inc. (A)	7,290	117,223
Envestnet, Inc. (A)	11,249	593,610
Everbridge, Inc. (A)	8,188	228,363
EverCommerce, Inc. (A)	5,393	48,753
GTY Technology Holdings, Inc. (A)	9,220	57,717
Instructure Holdings, Inc. (A)	3,728	84,626
Intapp, Inc. (A)	3,140	45,970
InterDigital, Inc.	6,344	385,715
IronNet, Inc. (A)	14,993	33,135
KnowBe4, Inc., Class A (A)	15,043	234,972
LivePerson, Inc. (A)	14,641	207,024
LiveRamp Holdings, Inc. (A)	13,907	358,940
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Marathon Digital Holdings, Inc. (A)(B)	21,180	$113,101
Matterport, Inc. (A)	45,628	166,998
MeridianLink, Inc. (A)	4,922	82,197
MicroStrategy, Inc., Class A (A)(B)	1,947	319,892
Mitek Systems, Inc. (A)	9,209	85,091
Model N, Inc. (A)	7,509	192,080
Momentive Global, Inc. (A)	27,583	242,730
N-able, Inc. (A)	14,243	128,187
Olo, Inc., Class A (A)	18,701	184,579
ON24, Inc. (A)	8,786	83,379
OneSpan, Inc. (A)	8,827	105,041
PagerDuty, Inc. (A)	17,567	435,310
Ping Identity Holding Corp. (A)	15,981	289,895
Progress Software Corp.	8,894	402,898
PROS Holdings, Inc. (A)	8,533	223,821
Q2 Holdings, Inc. (A)	11,527	444,596
Qualys, Inc. (A)	8,008	1,010,129
Rapid7, Inc. (A)	11,957	798,728
Rimini Street, Inc. (A)	10,746	64,583
Riot Blockchain, Inc. (A)(B)	24,566	102,932
Sailpoint Technologies Holdings, Inc. (A)	19,100	1,197,188
Sapiens International Corp. NV	6,413	155,130
ShotSpotter, Inc. (A)	1,973	53,093
Sprout Social, Inc., Class A (A)	9,494	551,317
SPS Commerce, Inc. (A)	7,432	840,188
Sumo Logic, Inc. (A)	18,322	137,232
Telos Corp. (A)	11,552	93,340
Tenable Holdings, Inc. (A)	22,595	1,026,039
Upland Software, Inc. (A)	6,287	91,287
UserTesting, Inc. (A)(B)	10,441	52,414
Varonis Systems, Inc. (A)	22,434	657,765
Verint Systems, Inc. (A)	13,009	550,931
Veritone, Inc. (A)(B)	7,221	47,153
Vonage Holdings Corp. (A)	52,647	991,869
WM Technology, Inc. (A)	15,743	51,794
Workiva, Inc. (A)	9,809	647,296
Xperi Holding Corp.	21,543	310,865
Yext, Inc. (A)	25,472	121,756
Zuora, Inc., Class A (A)	23,572	210,969
		24,892,000
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (A)	26,091	253,083
Avid Technology, Inc. (A)	7,529	195,378
Corsair Gaming, Inc. (A)	8,087	106,182
Eastman Kodak Company (A)	13,094	60,756
IonQ, Inc. (A)	24,879	108,970
Super Micro Computer, Inc. (A)	9,381	378,523
Turtle Beach Corp. (A)	3,489	42,670
Xerox Holdings Corp.	23,477	348,633
		1,494,195
		64,281,334
Materials – 4.0%
Chemicals – 2.1%
AdvanSix, Inc.	5,606	187,465
American Vanguard Corp.	6,135	137,117
Amyris, Inc. (A)(B)	43,099	79,733
Aspen Aerogels, Inc. (A)	6,087	60,140
Avient Corp.	18,638	747,011
Balchem Corp.	6,453	837,212
Cabot Corp.	11,388	726,441
Chase Corp.	1,535	119,438
Danimer Scientific, Inc. (A)(B)	19,199	87,547
Diversey Holdings, Ltd. (A)	16,612	109,639
Ecovyst, Inc.	13,462	132,601

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
FutureFuel Corp.	6,470	$47,102
GCP Applied Technologies, Inc. (A)	10,146	317,367
Hawkins, Inc.	4,013	144,588
HB Fuller Company	10,783	649,244
Ingevity Corp. (A)	7,995	504,804
Innospec, Inc.	4,993	478,279
Intrepid Potash, Inc. (A)	2,342	106,069
Koppers Holdings, Inc.	4,459	100,952
Kronos Worldwide, Inc.	4,674	86,002
Livent Corp. (A)	33,351	756,734
LSB Industries, Inc. (A)	6,791	94,123
Minerals Technologies, Inc.	6,603	405,028
Origin Materials, Inc. (A)	22,706	116,255
Orion Engineered Carbons SA	12,542	194,777
Perimeter Solutions SA (A)	25,544	276,897
PureCycle Technologies, Inc. (A)(B)	22,279	165,310
Quaker Chemical Corp.	2,780	415,666
Schweitzer-Mauduit International, Inc.	6,470	162,526
Sensient Technologies Corp.	8,465	681,940
Stepan Company	4,260	431,751
Tredegar Corp.	6,187	61,870
Trinseo PLC	7,370	283,450
Tronox Holdings PLC, Class A	24,127	405,334
		10,110,412
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	24,466	569,813
United States Lime & Minerals, Inc.	468	49,421
		619,234
Containers and packaging – 0.3%
Cryptyde, Inc. (A)	3,900	7,916
Greif, Inc., Class A	5,074	316,516
Greif, Inc., Class B	1,201	74,810
Myers Industries, Inc.	7,615	173,089
O-I Glass, Inc. (A)	32,072	449,008
Pactiv Evergreen, Inc.	9,056	90,198
Ranpak Holdings Corp. (A)	9,614	67,298
TriMas Corp.	8,646	239,408
		1,418,243
Metals and mining – 1.4%
1911 Gold Corp. (A)	5,045	631
5E Advanced Materials, Inc. (A)	6,870	83,677
Allegheny Technologies, Inc. (A)	25,508	579,287
Alpha Metallurgical Resources, Inc.	3,675	474,553
Arconic Corp. (A)	21,769	610,620
Carpenter Technology Corp.	9,947	277,621
Century Aluminum Company (A)	11,076	81,630
Coeur Mining, Inc. (A)	57,649	175,253
Commercial Metals Company	24,667	816,478
Compass Minerals International, Inc.	7,108	251,552
Constellium SE (A)	25,494	336,776
Dakota Gold Corp. (A)	13,542	45,366
Ferroglobe PLC (A)(C)	17,737	0
Haynes International, Inc.	2,710	88,807
Hecla Mining Company	110,229	432,098
Hycroft Mining Holding Corp. (A)	37,389	41,502
Kaiser Aluminum Corp.	3,251	257,122
Materion Corp.	4,170	307,454
Novagold Resources, Inc. (A)	49,093	236,137
Olympic Steel, Inc.	2,108	54,281
Pan American Silver Corp., CVR (A)	88,114	62,526
Piedmont Lithium, Inc. (A)	3,604	131,222
Ramaco Resources, Inc.	4,893	64,343
Ryerson Holding Corp.	3,480	74,089
Schnitzer Steel Industries, Inc., Class A	5,343	175,464
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
SunCoke Energy, Inc.	17,201	$117,139
TimkenSteel Corp. (A)	9,620	179,990
Warrior Met Coal, Inc.	10,470	320,487
Worthington Industries, Inc.	6,446	284,269
		6,560,374
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,530	118,714
Glatfelter Corp.	9,969	68,587
Neenah, Inc.	3,550	121,197
Resolute Forest Products, Inc. (A)	9,492	121,118
Sylvamo Corp.	7,241	236,636
		666,252
		19,374,515
Real estate – 7.1%
Equity real estate investment trusts – 6.3%
Acadia Realty Trust	19,175	299,514
Agree Realty Corp.	14,885	1,073,655
Alexander & Baldwin, Inc.	15,015	269,519
Alexander's, Inc.	380	84,421
American Assets Trust, Inc.	10,044	298,307
Apartment Investment and Management Company, Class A (A)	31,510	201,664
Apple Hospitality REIT, Inc.	43,987	645,289
Armada Hoffler Properties, Inc.	14,067	180,620
Ashford Hospitality Trust, Inc. (A)	8,341	49,879
Bluerock Residential Growth REIT, Inc.	5,993	157,556
Braemar Hotels & Resorts, Inc.	16,189	69,451
Brandywine Realty Trust	34,488	332,464
Broadstone Net Lease, Inc.	34,609	709,831
BRT Apartments Corp.	2,769	59,506
CareTrust REIT, Inc.	19,900	366,956
CatchMark Timber Trust, Inc., Class A	11,092	111,586
CBL & Associates Properties, Inc. (A)	5,862	137,698
Cedar Realty Trust, Inc.	2,493	71,773
Centerspace	3,153	257,127
Chatham Lodging Trust (A)	10,768	112,526
City Office REIT, Inc.	8,917	115,475
Community Healthcare Trust, Inc.	4,869	176,306
Corporate Office Properties Trust	22,844	598,284
CTO Realty Growth, Inc.	1,349	82,451
DiamondRock Hospitality Company (A)	43,520	357,299
Diversified Healthcare Trust	54,192	98,629
Easterly Government Properties, Inc.	18,297	348,375
Empire State Realty Trust, Inc., Class A	28,779	202,316
Equity Commonwealth (A)	21,471	591,097
Essential Properties Realty Trust, Inc.	26,675	573,246
Farmland Partners, Inc.	9,604	132,535
Four Corners Property Trust, Inc.	16,234	431,662
Franklin Street Properties Corp.	22,306	93,016
Getty Realty Corp.	8,537	226,231
Gladstone Commercial Corp.	8,265	155,713
Gladstone Land Corp.	6,871	152,261
Global Medical REIT, Inc.	12,731	142,969
Global Net Lease, Inc.	21,345	302,245
Healthcare Realty Trust, Inc.	30,765	836,808
Hersha Hospitality Trust (A)	7,283	71,446
Independence Realty Trust, Inc.	45,319	939,463
Indus Realty Trust, Inc.	1,183	70,223
Industrial Logistics Properties Trust	13,625	191,840
Innovative Industrial Properties, Inc.	5,702	626,479
InvenTrust Properties Corp.	13,916	358,894
iStar, Inc.	13,598	186,429
Kite Realty Group Trust	44,728	773,347
LTC Properties, Inc.	7,920	304,049

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
LXP Industrial Trust	57,866	$621,481
National Health Investors, Inc.	8,966	543,429
Necessity Retail REIT, Inc.	28,491	207,414
NETSTREIT Corp.	9,815	185,209
NexPoint Residential Trust, Inc.	4,719	294,985
Office Properties Income Trust	10,135	202,193
One Liberty Properties, Inc.	3,733	96,983
Orion Office REIT, Inc.	12,183	133,526
Outfront Media, Inc.	30,188	511,687
Paramount Group, Inc.	38,618	279,208
Pebblebrook Hotel Trust	26,794	443,977
Phillips Edison & Company, Inc.	23,342	779,856
Physicians Realty Trust	45,567	795,144
Piedmont Office Realty Trust, Inc., Class A	24,947	327,305
Plymouth Industrial REIT, Inc.	7,973	139,846
Postal Realty Trust, Inc., Class A	4,161	61,999
PotlatchDeltic Corp.	13,908	614,595
PS Business Parks, Inc.	4,033	754,776
Retail Opportunity Investments Corp.	24,907	393,032
RLJ Lodging Trust	34,206	377,292
RPT Realty	17,767	174,650
Ryman Hospitality Properties, Inc. (A)	11,060	840,892
Sabra Health Care REIT, Inc.	47,510	663,715
Safehold, Inc.	4,443	157,149
Saul Centers, Inc.	2,554	120,319
Service Properties Trust	36,040	188,489
SITE Centers Corp.	40,092	540,039
STAG Industrial, Inc.	36,813	1,136,785
Summit Hotel Properties, Inc. (A)	22,638	164,578
Sunstone Hotel Investors, Inc. (A)	44,070	437,174
Tanger Factory Outlet Centers, Inc.	21,021	298,919
Terreno Realty Corp.	15,154	844,532
The GEO Group, Inc. (A)	24,328	160,565
The Macerich Company	44,660	388,989
UMH Properties, Inc.	10,538	186,101
Uniti Group, Inc.	49,143	462,927
Universal Health Realty Income Trust	2,670	142,071
Urban Edge Properties	23,433	356,416
Urstadt Biddle Properties, Inc., Class A	6,619	107,228
Veris Residential, Inc. (A)	17,911	237,142
Washington Real Estate Investment Trust	17,716	377,528
Whitestone REIT	10,143	109,037
Xenia Hotels & Resorts, Inc. (A)	23,769	345,364
		30,832,976
Real estate management and development – 0.8%
Anywhere Real Estate, Inc. (A)	24,014	236,058
Compass, Inc., Class A (A)	55,004	198,564
Cushman & Wakefield PLC (A)	32,648	497,556
DigitalBridge Group, Inc. (A)	122,823	599,376
Douglas Elliman, Inc.	16,788	80,415
eXp World Holdings, Inc. (B)	14,518	170,877
Forestar Group, Inc. (A)	3,942	53,966
FRP Holdings, Inc. (A)	1,489	89,861
Kennedy-Wilson Holdings, Inc.	24,125	456,928
Marcus & Millichap, Inc.	5,110	189,019
Newmark Group, Inc., Class A	30,583	295,738
Offerpad Solutions, Inc. (A)	15,133	32,990
RE/MAX Holdings, Inc., Class A	4,030	98,816
Redfin Corp. (A)	21,916	180,588
Seritage Growth Properties, Class A (A)	10,451	54,450
Stratus Properties, Inc. (A)	1,455	46,887
Tejon Ranch Company (A)	4,733	73,456
The RMR Group, Inc., Class A	3,449	97,779
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The St. Joe Company	7,060	$279,294
		3,732,618
		34,565,594
Utilities – 3.4%
Electric utilities – 0.7%
ALLETE, Inc.	11,554	679,144
MGE Energy, Inc.	7,475	581,779
Otter Tail Corp.	8,412	564,698
PNM Resources, Inc.	17,334	828,219
Portland General Electric Company	18,187	878,978
		3,532,818
Gas utilities – 1.3%
Brookfield Infrastructure Corp., Class A	20,210	858,925
Chesapeake Utilities Corp.	3,557	460,809
New Jersey Resources Corp.	19,814	882,317
Northwest Natural Holding Company	7,043	373,983
ONE Gas, Inc.	11,029	895,445
South Jersey Industries, Inc.	25,211	860,704
Southwest Gas Holdings, Inc.	13,367	1,163,998
Spire, Inc.	10,378	771,812
		6,267,993
Independent power and renewable electricity producers – 0.4%
Altus Power, Inc. (A)	9,483	59,838
Clearway Energy, Inc., Class A	7,939	253,810
Clearway Energy, Inc., Class C	16,259	566,464
Montauk Renewables, Inc. (A)	13,632	137,002
Ormat Technologies, Inc.	9,229	723,092
Sunnova Energy International, Inc. (A)	20,542	378,589
		2,118,795
Multi-utilities – 0.5%
Avista Corp.	14,776	642,904
Black Hills Corp.	13,229	962,674
NorthWestern Corp.	11,062	651,884
Unitil Corp.	3,399	199,589
		2,457,051
Water utilities – 0.5%
American States Water Company	7,566	616,705
Artesian Resources Corp., Class A	2,212	108,764
California Water Service Group	11,068	614,827
Middlesex Water Company	3,623	317,665
Pure Cycle Corp. (A)	5,354	56,431
SJW Group	5,587	348,685
The York Water Company	3,328	134,551
		2,197,628
		16,574,285
TOTAL COMMON STOCKS (Cost $442,518,670)		$467,226,940
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)(B)	668	21,363
TOTAL WARRANTS (Cost $0)		$21,363
SHORT-TERM INVESTMENTS – 4.7%
U.S. Government Agency – 1.5%
Federal Home Loan Bank Discount Note 1.000%, 07/22/2022 *	$7,200,000	7,194,125
Short-term funds – 1.1%
John Hancock Collateral Trust, 1.4215% (D)(E)	546,563	5,463,665

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 2.1%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $9,909,066 on 7-1-22, collateralized by $10,118,300 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $10,107,231)	$9,909,000	$9,909,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,568,639)		$22,566,790
Total Investments (Small Cap Index Trust) (Cost $465,087,309) – 100.8%		$489,815,093
Other assets and liabilities, net – (0.8%)		(3,800,865)
TOTAL NET ASSETS – 100.0%		$486,014,228
Small Cap Index Trust (continued)
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	225	Long	Sep 2022	$20,333,088	$19,215,001	$(1,118,087)
						$(1,118,087)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.3%
Communication services – 1.9%
Diversified telecommunication services – 0.4%
ATN International, Inc.	1,281	$60,092
Communications Systems, Inc. (A)(B)	450	0
Consolidated Communications Holdings, Inc. (B)	4,985	34,895
EchoStar Corp., Class A (B)	4,430	85,499
Liberty Latin America, Ltd., Class A (B)	4,204	32,791
Liberty Latin America, Ltd., Class C (B)	11,346	88,385
Lumen Technologies, Inc.	20,570	224,419
		526,081
Entertainment – 0.2%
Ballantyne Strong, Inc. (B)	1,114	2,685
Liberty Media Corp.-Liberty Formula One, Series A (B)	186	10,782
Lions Gate Entertainment Corp., Class A (B)	5,809	54,082
Lions Gate Entertainment Corp., Class B (B)	9,367	82,711
Madison Square Garden Entertainment Corp. (B)	1,410	74,194
Reading International, Inc., Class A (B)	1,100	3,971
The Marcus Corp. (B)	2,916	43,069
		271,494
Interactive media and services – 0.1%
Cars.com, Inc. (B)	5,579	52,610
DHI Group, Inc. (B)	5,212	25,904
QuinStreet, Inc. (B)	1,887	18,983
TrueCar, Inc. (B)	3,669	9,503
Yelp, Inc. (B)	1,685	46,792
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Ziff Davis, Inc. (B)	654	$48,743
		202,535
Media – 1.0%
AMC Networks, Inc., Class A (B)	2,092	60,919
Audacy, Inc. (B)	6,702	6,315
Beasley Broadcast Group, Inc., Class A (B)	502	643
Boston Omaha Corp., Class A (B)	1,631	33,680
comScore, Inc. (B)	2,845	5,861
Cumulus Media, Inc., Class A (B)	1,193	9,222
Daily Journal Corp. (B)	41	10,611
DallasNews Corp.	1,059	6,703
Entravision Communications Corp., Class A	5,075	23,142
Fluent, Inc. (B)	5,600	6,664
Gannett Company, Inc. (B)	12,679	36,769
Gray Television, Inc.	6,546	110,562
Hemisphere Media Group, Inc. (B)	951	7,256
John Wiley & Sons, Inc., Class A	2,376	113,478
Loyalty Ventures, Inc. (B)	909	3,245
News Corp., Class A	13,143	204,768
News Corp., Class B	6,557	104,191
Nexstar Media Group, Inc., Class A	1,859	302,794
Scholastic Corp.	1,876	67,480
TEGNA, Inc.	8,149	170,885
The EW Scripps Company, Class A (B)	5,843	72,862
Thryv Holdings, Inc. (B)	400	8,956
Urban One, Inc. (B)	3,100	13,268
		1,380,274
Wireless telecommunication services – 0.2%
Shenandoah Telecommunications Company	1,332	29,570

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Spok Holdings, Inc.	3,863	$24,337
Telephone & Data Systems, Inc.	7,131	112,598
United States Cellular Corp. (B)	2,570	74,427
		240,932
		2,621,316
Consumer discretionary – 12.9%
Auto components – 2.1%
Adient PLC (B)	6,695	198,373
American Axle & Manufacturing Holdings, Inc. (B)	7,735	58,245
Autoliv, Inc.	2,185	156,380
BorgWarner, Inc.	12,039	401,741
Cooper-Standard Holdings, Inc. (B)	1,311	6,542
Dana, Inc.	8,889	125,068
Dorman Products, Inc. (B)	5,031	551,951
Fox Factory Holding Corp. (B)	9,505	765,533
Gentherm, Inc. (B)	162	10,110
LCI Industries	657	73,505
Lear Corp.	1,143	143,892
Modine Manufacturing Company (B)	4,925	51,860
Motorcar Parts of America, Inc. (B)	1,585	20,795
Patrick Industries, Inc.	1,273	65,992
Standard Motor Products, Inc.	1,901	85,526
Stoneridge, Inc. (B)	1,672	28,675
Strattec Security Corp. (B)	924	30,631
The Goodyear Tire & Rubber Company (B)	19,283	206,521
		2,981,340
Automobiles – 0.2%
Harley-Davidson, Inc.	3,482	110,240
Thor Industries, Inc.	1,759	131,450
Winnebago Industries, Inc.	2,220	107,803
		349,493
Distributors – 0.1%
Funko, Inc., Class A (B)	2,763	61,670
Weyco Group, Inc.	1,316	32,176
		93,846
Diversified consumer services – 1.2%
ADT, Inc.	13,007	79,993
Adtalem Global Education, Inc. (B)	3,782	136,039
American Public Education, Inc. (B)	1,450	23,432
Carriage Services, Inc.	1,297	51,426
Graham Holdings Company, Class B	347	196,693
Grand Canyon Education, Inc. (B)	8,819	830,662
Laureate Education, Inc.	5,834	67,499
Lincoln Educational Services Corp. (B)	1,100	6,941
Perdoceo Education Corp. (B)	5,378	63,353
Strategic Education, Inc.	535	37,760
Stride, Inc. (B)	2,888	117,802
Terminix Global Holdings, Inc. (B)	2,263	91,991
Universal Technical Institute, Inc. (B)	3,087	22,010
		1,725,601
Hotels, restaurants and leisure – 1.3%
Ark Restaurants Corp.	64	1,152
Biglari Holdings, Inc., Class A (B)	3	1,763
Biglari Holdings, Inc., Class B (B)	102	12,515
BJ's Restaurants, Inc. (B)	1,440	31,219
Carrols Restaurant Group, Inc.	1,688	3,410
Churchill Downs, Inc.	3,576	684,911
Chuy's Holdings, Inc. (B)	22,147	441,168
El Pollo Loco Holdings, Inc. (B)	2,613	25,712
Fiesta Restaurant Group, Inc. (B)	1,348	9,625
Krispy Kreme, Inc.	30,255	411,468
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott Vacations Worldwide Corp.	466	$54,149
Monarch Casino & Resort, Inc. (B)	1,074	63,012
Playa Hotels & Resorts NV (B)	2,743	18,844
RCI Hospitality Holdings, Inc.	396	19,151
		1,778,099
Household durables – 2.3%
Bassett Furniture Industries, Inc.	1,234	22,360
Beazer Homes USA, Inc. (B)	1,614	19,481
Cavco Industries, Inc. (B)	510	99,955
Century Communities, Inc.	1,859	83,599
Ethan Allen Interiors, Inc.	2,768	55,941
Flexsteel Industries, Inc.	1,118	20,124
Green Brick Partners, Inc. (B)	2,414	47,242
Hooker Furnishings Corp.	1,821	28,317
iRobot Corp. (B)	743	27,305
KB Home	6,043	171,984
La-Z-Boy, Inc.	3,039	72,055
Legacy Housing Corp. (B)	1,185	15,464
LGI Homes, Inc. (B)	1,611	139,996
Lifetime Brands, Inc.	2,931	32,358
M/I Homes, Inc. (B)	2,195	87,054
MDC Holdings, Inc.	4,059	131,146
Meritage Homes Corp. (B)	2,251	163,198
Mohawk Industries, Inc. (B)	3,344	414,957
Newell Brands, Inc.	3,701	70,467
PulteGroup, Inc.	8,788	348,268
Taylor Morrison Home Corp. (B)	7,036	164,361
Toll Brothers, Inc.	8,961	399,661
TopBuild Corp. (B)	2,383	398,342
Tri Pointe Homes, Inc. (B)	9,765	164,736
Universal Electronics, Inc. (B)	745	19,050
VOXX International Corp. (B)	3,131	29,150
Whirlpool Corp.	98	15,177
		3,241,748
Internet and direct marketing retail – 0.5%
1-800-Flowers.com, Inc., Class A (B)	890	8,464
Lands' End, Inc. (B)	2,354	24,999
Qurate Retail, Inc., Series A	22,636	64,965
Revolve Group, Inc. (B)	21,570	558,879
		657,307
Leisure products – 0.3%
Acushnet Holdings Corp.	5,160	215,069
American Outdoor Brands, Inc. (B)	1,873	17,812
Clarus Corp.	557	10,577
Escalade, Inc.	2,724	35,385
Johnson Outdoors, Inc., Class A	766	46,849
Malibu Boats, Inc., Class A (B)	541	28,516
Nautilus, Inc. (B)	1,580	2,765
Smith & Wesson Brands, Inc.	3,041	39,928
Vista Outdoor, Inc. (B)	3,182	88,778
		485,679
Multiline retail – 0.7%
Big Lots, Inc.	2,901	60,834
Dillard's, Inc., Class A	1,774	391,291
Franchise Group, Inc.	300	10,521
Kohl's Corp.	8,128	290,088
Macy's, Inc.	12,243	224,292
Ollie's Bargain Outlet Holdings, Inc. (B)	334	19,623
		996,649
Specialty retail – 3.4%
Abercrombie & Fitch Company, Class A (B)	4,970	84,092
Academy Sports & Outdoors, Inc.	869	30,884

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
American Eagle Outfitters, Inc. (C)	11,745	$131,309
America's Car-Mart, Inc. (B)	338	34,003
Asbury Automotive Group, Inc. (B)	997	168,832
AutoNation, Inc. (B)	5,327	595,346
Barnes & Noble Education, Inc. (B)	4,024	11,790
Big 5 Sporting Goods Corp. (C)	2,004	22,465
Build-A-Bear Workshop, Inc.	2,470	40,557
Chico's FAS, Inc. (B)	8,871	44,089
Citi Trends, Inc. (B)	367	8,680
Conn's, Inc. (B)	2,177	17,460
Designer Brands, Inc., Class A	2,923	38,174
Dick's Sporting Goods, Inc.	429	32,334
Five Below, Inc. (B)	5,419	614,677
Foot Locker, Inc.	5,362	135,391
Genesco, Inc. (B)	1,311	65,432
Group 1 Automotive, Inc.	1,593	270,491
Guess?, Inc. (C)	5,350	91,218
Haverty Furniture Companies, Inc.	1,613	37,389
Hibbett, Inc.	1,098	47,994
Lithia Motors, Inc.	3,178	873,346
LL Flooring Holdings, Inc. (B)	1,480	13,868
MarineMax, Inc. (B)	2,016	72,818
Monro, Inc.	1,145	49,098
National Vision Holdings, Inc. (B)	827	22,743
Penske Automotive Group, Inc.	4,213	441,059
Rent-A-Center, Inc.	418	8,130
Shoe Carnival, Inc.	2,304	49,789
Signet Jewelers, Ltd.	3,675	196,466
Sonic Automotive, Inc., Class A	1,522	55,751
Sportsman's Warehouse Holdings, Inc. (B)	3,273	31,388
The Aaron's Company, Inc.	1,356	19,730
The Cato Corp., Class A	1,957	22,721
The Children's Place, Inc. (B)	930	36,196
The Container Store Group, Inc. (B)	2,221	13,837
The Gap, Inc.	6,515	53,684
The ODP Corp. (B)	3,276	99,066
Tilly's, Inc., Class A	712	4,998
Urban Outfitters, Inc. (B)	6,474	120,805
Zumiez, Inc. (B)	1,822	47,372
		4,755,472
Textiles, apparel and luxury goods – 0.8%
Capri Holdings, Ltd. (B)	2,484	101,869
Culp, Inc.	334	1,436
Delta Apparel, Inc. (B)	500	14,185
Fossil Group, Inc. (B)	3,231	16,704
G-III Apparel Group, Ltd. (B)	3,404	68,863
Lakeland Industries, Inc. (B)	1,110	17,050
Movado Group, Inc.	1,758	54,375
Oxford Industries, Inc.	5,121	454,438
Peace Mark Holdings, Ltd. (A)(B)	464,000	0
PVH Corp.	3,196	181,852
Ralph Lauren Corp.	189	16,944
Rocky Brands, Inc.	802	27,412
Superior Group of Companies, Inc.	663	11,768
Tapestry, Inc.	1,440	43,949
Unifi, Inc. (B)	2,453	34,489
Vera Bradley, Inc. (B)	2,034	8,828
Wolverine World Wide, Inc.	1,071	21,591
		1,075,753
		18,140,987
Consumer staples – 4.6%
Beverages – 0.4%
MGP Ingredients, Inc.	571	57,151
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Molson Coors Beverage Company, Class B	10,060	$548,371
		605,522
Food and staples retailing – 1.6%
Grocery Outlet Holding Corp. (B)	3,602	153,553
Ingles Markets, Inc., Class A	1,612	139,841
Natural Grocers by Vitamin Cottage, Inc.	1,014	16,173
Performance Food Group Company (B)	14,137	650,019
PriceSmart, Inc.	4,990	357,434
Rite Aid Corp. (B)(C)	6,074	40,939
SpartanNash Company	3,523	106,289
Sprouts Farmers Market, Inc. (B)	4,445	112,547
The Andersons, Inc.	3,384	111,638
U.S. Foods Holding Corp. (B)	5,723	175,582
United Natural Foods, Inc. (B)	4,429	174,503
Village Super Market, Inc., Class A	685	15,625
Weis Markets, Inc.	2,371	176,734
		2,230,877
Food products – 2.0%
Alico, Inc.	341	12,150
B&G Foods, Inc. (C)	1,941	46,157
Bunge, Ltd.	7,506	680,719
Calavo Growers, Inc.	300	12,516
Cal-Maine Foods, Inc.	1,652	81,625
Darling Ingredients, Inc. (B)	1,564	93,527
Farmer Brothers Company (B)	1,069	5,014
Fresh Del Monte Produce, Inc.	3,135	92,577
Hostess Brands, Inc. (B)	8,207	174,070
Ingredion, Inc.	2,898	255,488
J&J Snack Foods Corp.	577	80,584
Landec Corp. (B)	3,130	31,206
Limoneira Company	2,147	30,251
Pilgrim's Pride Corp. (B)	4,322	134,976
Post Holdings, Inc. (B)	3,484	286,907
Sanderson Farms, Inc.	1,082	233,203
Seaboard Corp.	52	201,894
Seneca Foods Corp., Class A (B)	908	50,430
The Hain Celestial Group, Inc. (B)	3,908	92,776
The Simply Good Foods Company (B)	1,707	64,473
Tootsie Roll Industries, Inc.	2,037	72,008
TreeHouse Foods, Inc. (B)	2,254	94,262
Whole Earth Brands, Inc. (B)	1,600	9,920
		2,836,733
Household products – 0.2%
Central Garden & Pet Company (B)	1,553	65,878
Central Garden & Pet Company, Class A (B)	3,288	131,553
Oil-Dri Corp. of America	531	16,275
Spectrum Brands Holdings, Inc.	1,312	107,610
		321,316
Personal products – 0.3%
BellRing Brands, Inc. (B)	4,416	109,914
Edgewell Personal Care Company	3,300	113,916
Natural Alternatives International, Inc. (B)	200	2,088
Nature's Sunshine Products, Inc. (B)	1,118	11,929
Nu Skin Enterprises, Inc., Class A	2,131	92,272
		330,119
Tobacco – 0.1%
Universal Corp.	1,975	119,488
		6,444,055
Energy – 7.6%
Energy equipment and services – 1.3%
Archrock, Inc.	10,702	88,506
Bristow Group, Inc. (B)	737	17,246

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
ChampionX Corp.	7,217	$143,257
Dril-Quip, Inc. (B)	2,386	61,559
Expro Group Holdings NV (B)	2,209	25,448
Exterran Corp. (B)	4,737	20,369
Geospace Technologies Corp. (B)	516	2,446
Gulf Island Fabrication, Inc. (B)	3,019	10,114
Helix Energy Solutions Group, Inc. (B)	12,029	37,290
Helmerich & Payne, Inc.	4,237	182,445
Liberty Energy, Inc. (B)	9,594	122,419
Nabors Industries, Ltd. (B)	597	79,938
National Energy Services Reunited Corp. (B)	3,117	21,133
Natural Gas Services Group, Inc. (B)	2,620	28,820
Newpark Resources, Inc. (B)	6,750	20,858
NexTier Oilfield Solutions, Inc. (B)	11,003	104,639
NOV, Inc.	2,128	35,984
Oceaneering International, Inc. (B)	5,817	62,126
Oil States International, Inc. (B)	4,041	21,902
Patterson-UTI Energy, Inc.	12,012	189,309
ProPetro Holding Corp. (B)	7,061	70,610
RPC, Inc. (B)	12,691	87,695
SEACOR Marine Holdings, Inc. (B)	2,432	14,008
Select Energy Services, Inc., Class A (B)	5,093	34,734
TechnipFMC PLC (B)	23,115	155,564
Tidewater, Inc. (B)	2,791	58,862
Transocean, Ltd. (B)(C)	13,252	44,129
U.S. Silica Holdings, Inc. (B)	4,282	48,900
		1,790,310
Oil, gas and consumable fuels – 6.3%
Adams Resources & Energy, Inc.	724	23,306
Alto Ingredients, Inc. (B)	1,900	7,049
Antero Midstream Corp.	21,451	194,132
Antero Resources Corp. (B)	20,791	637,244
APA Corp.	368	12,843
Ardmore Shipping Corp. (B)	1,174	8,183
Berry Corp.	3,197	24,361
Callon Petroleum Company (B)	2,573	100,862
Centennial Resource Development, Inc., Class A (B)	15,050	89,999
Chesapeake Energy Corp.	564	45,740
Civitas Resources, Inc.	1,183	61,859
Clean Energy Fuels Corp. (B)	9,682	43,375
CNX Resources Corp. (B)	15,258	251,147
Comstock Resources, Inc. (B)	6,135	74,111
CONSOL Energy, Inc. (B)	3,700	182,706
Continental Resources, Inc.	4,250	277,738
Coterra Energy, Inc.	3,465	89,362
CVR Energy, Inc.	1,922	64,387
Delek US Holdings, Inc. (B)	5,312	137,262
DHT Holdings, Inc.	10,864	66,596
Dorian LPG, Ltd.	3,417	51,938
Earthstone Energy, Inc., Class A (B)	48,418	660,906
EnLink Midstream LLC (B)	15,546	132,141
EQT Corp.	11,057	380,361
Equitrans Midstream Corp.	25,675	163,293
Green Plains, Inc. (B)	5,268	143,132
HF Sinclair Corp.	8,800	397,408
International Seaways, Inc.	2,070	43,884
Kosmos Energy, Ltd. (B)	13,217	81,813
Magnolia Oil & Gas Corp., Class A	43,828	919,950
Marathon Oil Corp.	26,497	595,653
Matador Resources Company	19,428	905,151
Murphy Oil Corp.	10,625	320,769
NACCO Industries, Inc., Class A	700	26,530
Nordic American Tankers, Ltd.	2,259	4,812
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Overseas Shipholding Group, Inc., Class A (B)	5,561	$11,400
PBF Energy, Inc., Class A (B)	7,833	227,314
PDC Energy, Inc.	6,240	384,446
Peabody Energy Corp. (B)	6,070	129,473
PHX Minerals, Inc.	557	1,693
Range Resources Corp. (B)	6,308	156,123
Ranger Oil Corp., Class A (B)	651	21,398
REX American Resources Corp. (B)	429	36,379
SandRidge Energy, Inc. (B)	1,746	27,360
Scorpio Tankers, Inc.	2,894	99,872
SFL Corp., Ltd.	10,526	99,892
SilverBow Resources, Inc. (B)	324	9,189
SM Energy Company	5,199	177,754
Talos Energy, Inc. (B)	5,072	78,464
Teekay Corp. (B)	286	824
Teekay Tankers, Ltd., Class A (B)	2,780	49,011
Whiting Petroleum Corp.	2,713	184,565
World Fuel Services Corp.	3,166	64,776
		8,979,936
		10,770,246
Financials – 21.3%
Banks – 12.6%
1st Source Corp.	2,092	94,977
ACNB Corp.	394	11,698
Allegiance Bancshares, Inc.	1,912	72,197
Amalgamated Financial Corp.	1,264	25,002
Amerant Bancorp, Inc.	2,145	60,317
American National Bankshares, Inc.	991	34,299
Ameris Bancorp	17,845	717,012
Arrow Financial Corp.	1,085	34,514
Associated Banc-Corp.	14,499	264,752
Atlantic Union Bankshares Corp.	15,025	509,648
Banc of California, Inc.	5,646	99,483
Bank of Marin Bancorp	1,851	58,825
Bank OZK	8,966	336,494
BankFinancial Corp.	2,146	20,151
BankUnited, Inc.	5,754	204,670
Banner Corp.	3,379	189,934
Bar Harbor Bankshares	1,690	43,703
BayCom Corp.	507	10,485
BCB Bancorp, Inc.	1,477	25,153
Berkshire Hills Bancorp, Inc.	3,539	87,661
Blue Ridge Bankshares, Inc.	682	10,448
BOK Financial Corp.	4,528	342,226
Brookline Bancorp, Inc.	6,310	83,986
Business First Bancshares, Inc.	897	19,115
Byline Bancorp, Inc.	2,007	47,767
C&F Financial Corp.	627	28,823
Cadence Bank	8,101	190,211
Cambridge Bancorp	121	10,007
Camden National Corp.	1,722	75,854
Capital City Bank Group, Inc.	1,865	52,015
Capstar Financial Holdings, Inc.	972	19,071
Carter Bankshares, Inc. (B)	1,494	19,721
Cathay General Bancorp	4,724	184,945
CBTX, Inc.	1,248	33,184
Central Pacific Financial Corp.	2,460	52,767
Central Valley Community Bancorp	600	8,700
Chemung Financial Corp.	723	33,981
Citizens & Northern Corp.	960	23,203
City Holding Company	481	38,422
Civista Bancshares, Inc.	1,114	23,684
CNB Financial Corp.	1,562	37,785
Colony Bankcorp, Inc.	959	14,471

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Columbia Banking System, Inc.	4,574	$131,045
Comerica, Inc.	4,267	313,112
Community Trust Bancorp, Inc.	1,347	54,473
ConnectOne Bancorp, Inc.	2,250	55,013
CrossFirst Bankshares, Inc. (B)	3,053	40,300
Customers Bancorp, Inc. (B)	2,568	87,055
CVB Financial Corp.	5,556	137,844
Dime Community Bancshares, Inc.	3,390	100,514
Eagle Bancorp, Inc.	2,076	98,423
Eastern Bankshares, Inc.	1,056	19,494
Enterprise Bancorp, Inc.	246	7,919
Enterprise Financial Services Corp.	2,185	90,678
Equity Bancshares, Inc., Class A	1,442	42,049
Farmers National Banc Corp.	1,865	27,975
FB Financial Corp.	1,789	70,165
Financial Institutions, Inc.	1,481	38,536
First Bancorp (North Carolina)	2,905	101,385
First Bancorp (Puerto Rico)	14,979	193,379
First Bank	900	12,582
First Busey Corp.	2,937	67,110
First Business Financial Services, Inc.	1,366	42,606
First Citizens BancShares, Inc., Class A	219	143,178
First Commonwealth Financial Corp.	8,341	111,936
First Community Bankshares, Inc.	2,201	64,731
First Financial Bancorp	7,516	145,810
First Financial Corp.	1,432	63,724
First Financial Northwest, Inc.	1,100	17,094
First Foundation, Inc.	1,677	34,345
First Hawaiian, Inc.	9,183	208,546
First Horizon Corp.	25,469	556,752
First Internet Bancorp	777	28,609
First Interstate BancSystem, Inc., Class A	4,489	171,076
First Merchants Corp.	4,369	155,624
First Mid Bancshares, Inc.	1,270	45,301
First Northwest Bancorp	800	12,480
Flushing Financial Corp.	2,921	62,100
FNB Corp.	16,986	184,468
Fulton Financial Corp.	11,240	162,418
German American Bancorp, Inc.	755	25,806
Great Southern Bancorp, Inc.	1,117	65,412
Guaranty Bancshares, Inc.	293	10,621
Hancock Whitney Corp.	7,556	334,957
Hanmi Financial Corp.	3,082	69,160
HarborOne Bancorp, Inc.	4,217	58,152
Heartland Financial USA, Inc.	2,917	121,172
Heritage Commerce Corp.	5,322	56,892
Heritage Financial Corp.	2,815	70,825
Hilltop Holdings, Inc.	4,528	120,716
HomeStreet, Inc.	1,802	62,475
HomeTrust Bancshares, Inc.	560	14,000
Hope Bancorp, Inc.	10,431	144,365
Horizon Bancorp, Inc.	3,849	67,050
Independent Bank Corp. (Massachusetts)	2,387	189,599
Independent Bank Corp. (Michigan)	1,806	34,820
Independent Bank Group, Inc.	2,888	196,124
International Bancshares Corp.	4,680	187,574
Investar Holding Corp.	500	10,950
Lakeland Bancorp, Inc.	3,580	52,340
LCNB Corp.	600	8,970
M&T Bank Corp.	1,406	224,102
Macatawa Bank Corp.	5,091	45,004
Mercantile Bank Corp.	1,666	53,229
Meta Financial Group, Inc.	2,595	100,349
Metropolitan Bank Holding Corp. (B)	456	31,656
Mid Penn Bancorp, Inc.	765	20,632
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Midland States Bancorp, Inc.	1,070	$25,723
MidWestOne Financial Group, Inc.	1,343	39,914
MVB Financial Corp.	300	9,333
National Bank Holdings Corp., Class A	1,336	51,129
National Bankshares, Inc.	622	19,531
NBT Bancorp, Inc.	2,964	111,417
Nicolet Bankshares, Inc. (B)	565	40,872
Northeast Bank	770	28,128
Northrim BanCorp, Inc.	647	26,048
Northwest Bancshares, Inc.	8,263	105,766
Norwood Financial Corp.	1,188	28,821
OceanFirst Financial Corp.	1,393	26,648
OFG Bancorp	4,124	104,750
Old National Bancorp	18,139	268,276
Old Second Bancorp, Inc.	2,721	36,407
Origin Bancorp, Inc.	1,115	43,262
Orrstown Financial Services, Inc.	500	12,085
Pacific Premier Bancorp, Inc.	6,428	187,955
PacWest Bancorp	6,786	180,915
Peapack-Gladstone Financial Corp.	1,625	48,263
Penns Woods Bancorp, Inc.	1,188	27,431
Peoples Bancorp, Inc.	2,883	76,688
Pinnacle Financial Partners, Inc.	10,602	766,631
Popular, Inc.	5,455	419,653
Preferred Bank	388	26,392
Premier Financial Corp.	2,467	62,538
Primis Financial Corp.	3,850	52,476
Prosperity Bancshares, Inc.	5,378	367,156
QCR Holdings, Inc.	1,211	65,382
RBB Bancorp	1,075	22,220
Renasant Corp.	3,529	101,670
Republic Bancorp, Inc., Class A	1,449	69,914
Republic First Bancorp, Inc. (B)	2,700	10,287
Riverview Bancorp, Inc.	3,925	25,827
S&T Bancorp, Inc.	3,436	94,249
Sandy Spring Bancorp, Inc.	3,344	130,650
Seacoast Banking Corp. of Florida	1,753	57,919
Shore Bancshares, Inc.	2,225	41,163
Sierra Bancorp	1,759	38,223
Simmons First National Corp., Class A	6,116	130,026
SmartFinancial, Inc.	500	12,080
Southern First Bancshares, Inc. (B)	537	23,408
Southside Bancshares, Inc.	374	13,995
SouthState Corp.	2,903	223,966
Synovus Financial Corp.	3,170	114,279
Texas Capital Bancshares, Inc. (B)	3,434	180,766
The Bancorp, Inc. (B)	3,615	70,565
The Community Financial Corp.	300	11,064
The First Bancorp, Inc.	1,316	39,651
The First Bancshares, Inc.	1,307	37,380
The First of Long Island Corp.	2,386	41,827
Tompkins Financial Corp.	268	19,323
Towne Bank	4,917	133,497
TriCo Bancshares	721	32,906
Trustmark Corp.	4,932	143,965
UMB Financial Corp.	789	67,933
Umpqua Holdings Corp.	10,662	178,802
United Bankshares, Inc.	7,106	249,207
United Community Banks, Inc.	4,664	140,806
Univest Financial Corp.	2,067	52,584
Valley National Bancorp	23,485	244,479
Veritex Holdings, Inc.	1,384	40,496
Washington Federal, Inc.	4,842	145,357
Washington Trust Bancorp, Inc.	1,035	50,063
Webster Financial Corp.	5,218	219,939

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
WesBanco, Inc.	5,027	$159,406
Wintrust Financial Corp.	3,040	243,656
Zions Bancorp NA	7,487	381,088
		17,782,388
Capital markets – 1.8%
Blucora, Inc. (B)	4,863	89,771
Cowen, Inc., Class A	2,484	58,846
Houlihan Lokey, Inc.	6,021	475,238
Invesco, Ltd.	24,463	394,588
Janus Henderson Group PLC	6,521	153,309
Jefferies Financial Group, Inc.	9,310	257,142
Oppenheimer Holdings, Inc., Class A	1,674	55,309
PJT Partners, Inc., Class A	6,928	486,900
Stifel Financial Corp.	8,205	459,644
StoneX Group, Inc. (B)	1,346	105,082
		2,535,829
Consumer finance – 0.5%
Atlanticus Holdings Corp. (B)	505	17,761
Encore Capital Group, Inc. (B)	1,949	112,594
Enova International, Inc. (B)	2,224	64,096
EZCORP, Inc., Class A (B)	4,801	36,056
Green Dot Corp., Class A (B)	848	21,293
Navient Corp.	15,325	214,397
Nelnet, Inc., Class A	2,648	225,742
Nicholas Financial, Inc. (B)	75	699
PRA Group, Inc. (B)	2,487	90,427
Regional Management Corp.	573	21,413
		804,478
Diversified financial services – 0.4%
Acacia Research Corp. (B)	2,172	10,947
Alerus Financial Corp.	904	21,524
California First Leasing Corp.	880	15,312
Cannae Holdings, Inc. (B)	3,978	76,935
Equitable Holdings, Inc.	1,531	39,913
Voya Financial, Inc.	6,477	385,576
		550,207
Insurance – 4.6%
Alleghany Corp. (B)	918	764,786
Ambac Financial Group, Inc. (B)	1,536	17,434
American Equity Investment Life Holding Company	7,384	270,033
Argo Group International Holdings, Ltd.	2,597	95,725
Assured Guaranty, Ltd.	5,779	322,410
Axis Capital Holdings, Ltd.	4,518	257,933
Brighthouse Financial, Inc. (B)	4,653	190,866
CNA Financial Corp.	1,354	60,795
CNO Financial Group, Inc.	7,507	135,802
Donegal Group, Inc., Class A	2,876	49,036
Employers Holdings, Inc.	2,283	95,635
Enstar Group, Ltd. (B)	824	176,320
Everest Re Group, Ltd.	2,137	598,958
Fidelity National Financial, Inc.	1,894	70,002
First American Financial Corp.	3,274	173,260
Genworth Financial, Inc., Class A (B)	34,509	121,817
Global Indemnity Group LLC, Class A	1,190	30,785
Globe Life, Inc.	1,689	164,627
Greenlight Capital Re, Ltd., Class A (B)	2,616	20,222
Hallmark Financial Services, Inc. (B)	4,008	9,699
Heritage Insurance Holdings, Inc.	657	1,734
Horace Mann Educators Corp.	3,303	126,769
Investors Title Company	189	29,652
James River Group Holdings, Ltd.	2,157	53,450
Kemper Corp.	4,317	206,784
Lincoln National Corp.	8,094	378,556
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
MBIA, Inc. (B)	4,333	$53,513
Mercury General Corp.	1,895	83,949
National Western Life Group, Inc., Class A	221	44,797
Old Republic International Corp.	13,924	311,341
ProAssurance Corp.	3,665	86,604
Reinsurance Group of America, Inc.	3,624	425,059
RenaissanceRe Holdings, Ltd.	419	65,519
Safety Insurance Group, Inc.	612	59,425
SiriusPoint, Ltd. (B)	8,380	45,420
Stewart Information Services Corp.	1,817	90,396
Tiptree, Inc.	3,689	39,177
United Fire Group, Inc.	1,897	64,934
United Insurance Holdings Corp.	5,283	8,241
Universal Insurance Holdings, Inc.	3,287	42,830
Unum Group	10,883	370,240
White Mountains Insurance Group, Ltd.	205	255,457
		6,469,992
Thrifts and mortgage finance – 1.4%
Bridgewater Bancshares, Inc. (B)	798	12,880
Capitol Federal Financial, Inc.	11,378	104,450
ESSA Bancorp, Inc.	897	15,070
Federal Agricultural Mortgage Corp., Class C	594	58,004
Flagstar Bancorp, Inc.	3,861	136,872
FS Bancorp, Inc.	400	11,484
Home Bancorp, Inc.	902	30,785
Kearny Financial Corp.	5,361	59,561
Luther Burbank Corp.	1,694	22,107
Merchants Bancorp	511	11,584
MGIC Investment Corp.	9,993	125,912
Mr. Cooper Group, Inc. (B)	3,087	113,416
New York Community Bancorp, Inc.	24,244	221,348
NMI Holdings, Inc., Class A (B)	4,779	79,570
Northfield Bancorp, Inc.	4,119	53,671
Ocwen Financial Corp. (B)	315	8,631
OP Bancorp	1,000	10,490
PCSB Financial Corp.	1,342	25,619
PennyMac Financial Services, Inc.	1,950	85,235
Provident Financial Holdings, Inc.	1,778	26,368
Provident Financial Services, Inc.	5,205	115,863
Prudential Bancorp, Inc.	1,696	25,660
Radian Group, Inc.	10,338	203,142
Southern Missouri Bancorp, Inc.	1,012	45,803
Territorial Bancorp, Inc.	1,722	35,904
TrustCo Bank Corp. NY	1,826	56,314
Waterstone Financial, Inc.	3,099	52,838
Western New England Bancorp, Inc.	3,609	26,923
WSFS Financial Corp.	4,396	176,236
		1,951,740
		30,094,634
Health care – 11.6%
Biotechnology – 3.0%
Achillion Pharmaceuticals, Inc. (A)(B)	10,940	16,452
Agios Pharmaceuticals, Inc. (B)	3,611	80,056
Albireo Pharma, Inc. (B)	19,060	378,532
Allogene Therapeutics, Inc. (B)	1,599	18,229
AnaptysBio, Inc. (B)	1,489	30,227
Anika Therapeutics, Inc. (B)	1,585	35,377
Bioxcel Therapeutics, Inc. (B)	657	8,672
Bluebird Bio, Inc. (B)	3,230	13,372
Catalyst Pharmaceuticals, Inc. (B)	2,300	16,123
ChemoCentryx, Inc. (B)	28,245	699,911
Concert Pharmaceuticals, Inc. (B)	1,198	5,044
Eagle Pharmaceuticals, Inc. (B)	236	10,485

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Emergent BioSolutions, Inc. (B)	2,676	$83,063
Halozyme Therapeutics, Inc. (B)	13,970	614,680
Immunovant, Inc. (B)	1,794	6,997
Insmed, Inc. (B)	19,010	374,877
Jounce Therapeutics, Inc. (B)	3,193	9,675
Kura Oncology, Inc. (B)	2,404	44,065
Ligand Pharmaceuticals, Inc. (B)	633	56,476
Myriad Genetics, Inc. (B)	5,783	105,077
Oyster Point Pharma, Inc. (B)	26,825	116,152
PDL BioPharma, Inc. (A)(B)	5,434	4,293
REGENXBIO, Inc. (B)	1,693	41,817
Replimune Group, Inc. (B)	1,243	21,728
Sage Therapeutics, Inc. (B)	1,444	46,641
Travere Therapeutics, Inc. (B)	19,412	470,353
Turning Point Therapeutics, Inc. (B)	723	54,406
United Therapeutics Corp. (B)	467	110,044
Vanda Pharmaceuticals, Inc. (B)	4,716	51,404
Veracyte, Inc. (B)	10,218	203,338
Vericel Corp. (B)	17,552	441,959
Viking Therapeutics, Inc. (B)	4,579	13,233
Xencor, Inc. (B)	496	13,576
		4,196,334
Health care equipment and supplies – 2.9%
AngioDynamics, Inc. (B)	3,198	61,881
Artivion, Inc. (B)	20,732	391,420
AtriCure, Inc. (B)	11,548	471,851
Avanos Medical, Inc. (B)	3,807	104,083
Cardiovascular Systems, Inc. (B)	15,024	215,745
CryoPort, Inc. (B)	10,425	322,967
Enovis Corp. (B)	2,502	137,610
Envista Holdings Corp. (B)	8,580	330,673
FONAR Corp. (B)	463	7,033
Globus Medical, Inc., Class A (B)	9,772	548,600
Heska Corp. (B)	103	9,735
ICU Medical, Inc. (B)	2,293	376,946
Inogen, Inc. (B)	1,178	28,484
Integer Holdings Corp. (B)	2,433	171,916
Integra LifeSciences Holdings Corp. (B)	9,673	522,632
Invacare Corp. (B)	3,396	4,347
Kewaunee Scientific Corp. (B)	83	1,372
LENSAR, Inc. (B)	783	5,097
Meridian Bioscience, Inc. (B)	2,202	66,985
Merit Medical Systems, Inc. (B)	691	37,501
Mesa Laboratories, Inc.	169	34,466
Natus Medical, Inc. (B)	2,200	72,094
NuVasive, Inc. (B)	1,542	75,805
OraSure Technologies, Inc. (B)	4,040	10,948
Orthofix Medical, Inc. (B)	1,236	29,095
SeaSpine Holdings Corp. (B)	2,224	12,566
Surgalign Holdings, Inc. (B)	164	559
UFP Technologies, Inc. (B)	300	23,871
Utah Medical Products, Inc.	289	24,825
Varex Imaging Corp. (B)	2,872	61,432
		4,162,539
Health care providers and services – 2.6%
Acadia Healthcare Company, Inc. (B)	12,049	814,874
Addus HomeCare Corp. (B)	1,091	90,858
AlerisLife, Inc. (B)	2,100	2,520
Brookdale Senior Living, Inc. (B)	12,258	55,651
Castle Biosciences, Inc. (B)	9,635	211,488
Covetrus, Inc. (B)	10,436	216,547
Cross Country Healthcare, Inc. (B)	2,734	56,949
Encompass Health Corp.	160	8,968
Fulgent Genetics, Inc. (B)	1,668	90,956
HealthEquity, Inc. (B)	9,774	600,026
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
LHC Group, Inc. (B)	256	$39,869
MEDNAX, Inc. (B)	5,689	119,526
National HealthCare Corp.	1,428	99,817
OPKO Health, Inc. (B)	2,204	5,576
Owens & Minor, Inc.	3,760	118,252
Patterson Companies, Inc.	3,536	107,141
PetIQ, Inc. (B)	1,147	19,258
Premier, Inc., Class A	5,310	189,461
Select Medical Holdings Corp.	1,122	26,502
Universal Health Services, Inc., Class B	3,120	314,215
US Physical Therapy, Inc.	4,096	447,283
		3,635,737
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (B)	10,106	149,872
Computer Programs & Systems, Inc. (B)	1,067	34,112
HealthStream, Inc. (B)	1,969	42,747
NextGen Healthcare, Inc. (B)	2,165	37,758
		264,489
Life sciences tools and services – 1.2%
Azenta, Inc.	10,895	785,530
Harvard Bioscience, Inc. (B)	5,200	18,720
Medpace Holdings, Inc. (B)	3,565	533,574
Personalis, Inc. (B)	1,146	3,954
Syneos Health, Inc. (B)	6,371	456,673
		1,798,451
Pharmaceuticals – 1.7%
Amphastar Pharmaceuticals, Inc. (B)	600	20,874
ANI Pharmaceuticals, Inc. (B)	800	23,736
Cara Therapeutics, Inc. (B)	2,825	25,792
Collegium Pharmaceutical, Inc. (B)	624	11,057
Cumberland Pharmaceuticals, Inc. (B)	956	1,984
Cymabay Therapeutics, Inc. (B)	6,567	19,373
Elanco Animal Health, Inc. (B)	6,546	128,498
Endo International PLC (B)	2,935	1,367
Innoviva, Inc. (B)	1,860	27,454
Intra-Cellular Therapies, Inc. (B)	10,462	597,171
Jazz Pharmaceuticals PLC (B)	1,243	193,920
Organon & Company	695	23,456
Perrigo Company PLC	6,408	259,973
Phathom Pharmaceuticals, Inc. (B)	27,936	235,780
Prestige Consumer Healthcare, Inc. (B)	3,032	178,282
Satsuma Pharmaceuticals, Inc. (B)	2,208	9,141
Supernus Pharmaceuticals, Inc. (B)	20,628	596,562
Taro Pharmaceutical Industries, Ltd. (B)	503	18,188
		2,372,608
		16,430,158
Industrials – 18.1%
Aerospace and defense – 1.0%
AAR Corp. (B)	3,093	129,411
Astronics Corp. (B)	1,700	17,289
Curtiss-Wright Corp.	730	96,404
Ducommun, Inc. (B)	1,674	72,049
Kaman Corp.	1,770	55,313
Kratos Defense & Security Solutions, Inc. (B)	3,850	53,438
Maxar Technologies, Inc.	1,896	49,467
Mercury Systems, Inc. (B)	1,672	107,560
Moog, Inc., Class A	1,548	122,896
National Presto Industries, Inc.	644	42,272
Park Aerospace Corp.	2,083	26,579
Parsons Corp. (B)	721	29,143
SIFCO Industries, Inc. (B)	1,000	3,100
Vectrus, Inc. (B)	1,029	34,430

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Woodward, Inc.	5,552	$513,504
		1,352,855
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (B)	5,230	150,258
Atlas Air Worldwide Holdings, Inc. (B)	2,473	152,609
Hub Group, Inc., Class A (B)	2,418	171,533
Radiant Logistics, Inc. (B)	3,764	27,929
		502,329
Airlines – 0.4%
Allegiant Travel Company (B)	1,247	141,023
Copa Holdings SA, Class A (B)	905	57,350
Hawaiian Holdings, Inc. (B)	3,931	56,253
JetBlue Airways Corp. (B)	18,552	155,280
Mesa Air Group, Inc. (B)	1,399	3,064
SkyWest, Inc. (B)	3,644	77,435
Spirit Airlines, Inc. (B)(C)	5,129	122,275
		612,680
Building products – 1.5%
American Woodmark Corp. (B)	1,309	58,918
Apogee Enterprises, Inc.	2,405	94,324
Builders FirstSource, Inc. (B)	8,339	447,804
Cornerstone Building Brands, Inc. (B)	808	19,788
Gibraltar Industries, Inc. (B)	10,586	410,208
Griffon Corp.	2,832	79,381
Hayward Holdings, Inc. (B)	1,303	18,750
Insteel Industries, Inc.	1,689	56,869
JELD-WEN Holding, Inc. (B)	10,460	152,611
Masonite International Corp. (B)	1,353	103,951
Owens Corning	1,092	81,147
PGT Innovations, Inc. (B)	2,094	34,844
Quanex Building Products Corp.	3,929	89,385
Resideo Technologies, Inc. (B)	5,191	100,809
The AZEK Company, Inc. (B)	5,767	96,540
UFP Industries, Inc.	3,823	260,499
		2,105,828
Commercial services and supplies – 1.7%
ABM Industries, Inc.	5,148	223,526
ACCO Brands Corp.	8,323	54,349
Acme United Corp.	733	23,214
Brady Corp., Class A	1,855	87,630
BrightView Holdings, Inc. (B)	6,339	76,068
CECO Environmental Corp. (B)	1,395	8,342
Civeo Corp. (B)	673	17,411
Clean Harbors, Inc. (B)	371	32,526
Deluxe Corp.	1,612	34,932
Ennis, Inc.	2,608	52,760
Harsco Corp. (B)	4,378	31,128
Healthcare Services Group, Inc.	2,180	37,954
Heritage-Crystal Clean, Inc. (B)	1,877	50,604
HNI Corp.	1,502	52,104
Interface, Inc.	2,884	36,165
KAR Auction Services, Inc. (B)	8,224	121,468
Kimball International, Inc., Class B	1,715	13,154
Matthews International Corp., Class A	1,985	56,910
MillerKnoll, Inc.	1,960	51,489
NL Industries, Inc.	3,260	32,176
Ritchie Brothers Auctioneers, Inc.	15,486	1,007,519
SP Plus Corp. (B)	400	12,288
Steelcase, Inc., Class A	5,481	58,811
Team, Inc. (B)	2,106	1,565
UniFirst Corp.	667	114,844
Viad Corp. (B)	528	14,578
Virco Manufacturing Corp. (B)	1,200	4,620
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
VSE Corp.	1,368	$51,409
		2,359,544
Construction and engineering – 1.5%
API Group Corp. (B)	2,846	42,605
Arcosa, Inc.	4,310	200,113
Argan, Inc.	854	31,871
Concrete Pumping Holdings, Inc. (B)	1,800	10,908
Construction Partners, Inc., Class A (B)	936	19,600
Dycom Industries, Inc. (B)	4,583	426,402
EMCOR Group, Inc.	1,174	120,875
Fluor Corp. (B)	3,410	82,999
Granite Construction, Inc.	3,746	109,158
Great Lakes Dredge & Dock Corp. (B)	6,888	90,302
IES Holdings, Inc. (B)	1,180	35,601
MasTec, Inc. (B)	3,659	262,204
Matrix Service Company (B)	2,731	13,819
MDU Resources Group, Inc.	10,901	294,218
MYR Group, Inc. (B)	1,212	106,814
Northwest Pipe Company (B)	1,306	39,102
NV5 Global, Inc. (B)	533	62,222
Orion Group Holdings, Inc. (B)	4,263	9,720
Primoris Services Corp.	3,474	75,594
Sterling Infrastructure, Inc. (B)	2,528	55,414
Tutor Perini Corp. (B)	4,167	36,586
		2,126,127
Electrical equipment – 1.2%
Acuity Brands, Inc.	150	23,106
Allied Motion Technologies, Inc.	300	6,852
American Superconductor Corp. (B)	1,655	8,573
Atkore, Inc. (B)	8,523	707,494
AZZ, Inc.	1,376	56,168
Encore Wire Corp.	1,949	202,540
EnerSys	1,533	90,386
LSI Industries, Inc.	4,131	25,488
nVent Electric PLC	3,155	98,846
Pineapple Energy, Inc.	450	1,053
Powell Industries, Inc.	1,244	29,072
Preformed Line Products Company	802	49,323
Regal Rexnord Corp.	1,743	197,865
Sensata Technologies Holding PLC	3,072	126,904
Sunrun, Inc. (B)	2,009	46,930
Thermon Group Holdings, Inc. (B)	3,483	48,936
Ultralife Corp. (B)	1,984	9,027
		1,728,563
Machinery – 4.0%
AGCO Corp.	1,707	168,481
Alamo Group, Inc.	5,220	607,765
Albany International Corp., Class A	2,075	163,489
Altra Industrial Motion Corp.	3,943	138,991
Astec Industries, Inc.	2,415	98,484
Barnes Group, Inc.	3,344	104,132
CIRCOR International, Inc. (B)	1,614	26,453
Columbus McKinnon Corp.	2,178	61,790
Enerpac Tool Group Corp.	2,335	44,412
EnPro Industries, Inc.	1,302	106,673
Esab Corp.	2,502	109,463
ESCO Technologies, Inc.	1,885	128,877
Federal Signal Corp.	3,670	130,652
Flowserve Corp.	699	20,012
Gates Industrial Corp. PLC (B)	11,286	122,002
Gencor Industries, Inc. (B)	2,100	21,336
Graham Corp.	333	2,304
Helios Technologies, Inc.	8,100	536,625
Hillenbrand, Inc.	2,144	87,818

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hurco Companies, Inc.	1,054	$26,076
Hyster-Yale Materials Handling, Inc.	815	26,259
Kennametal, Inc.	4,513	104,837
LB Foster Company, Class A (B)	1,699	21,866
Luxfer Holdings PLC	633	9,571
Mayville Engineering Company, Inc. (B)	1,096	8,483
Meritor, Inc. (B)	2,572	93,441
Miller Industries, Inc.	1,434	32,509
Mueller Industries, Inc.	2,004	106,793
Mueller Water Products, Inc., Class A	3,140	36,832
NN, Inc. (B)	2,376	6,011
Oshkosh Corp.	1,476	121,239
Park-Ohio Holdings Corp.	749	11,879
Perma-Pipe International Holdings, Inc. (B)	1,100	9,900
Proto Labs, Inc. (B)	986	47,170
RBC Bearings, Inc. (B)	4,057	750,342
REV Group, Inc.	3,946	42,893
Snap-on, Inc.	769	151,516
SPX Corp. (B)	700	36,988
Standex International Corp.	310	26,282
Tennant Company	494	29,270
Terex Corp.	1,393	38,126
The Eastern Company	1,471	29,920
The Gorman-Rupp Company	1,454	41,148
The Greenbrier Companies, Inc.	2,830	101,852
The LS Starrett Company, Class A (B)	1,530	10,741
The Manitowoc Company, Inc. (B)	3,343	35,202
The Shyft Group, Inc.	28,997	539,054
The Timken Company	2,179	115,596
Titan International, Inc. (B)	3,936	59,434
Trinity Industries, Inc.	7,997	193,687
Twin Disc, Inc. (B)	1,650	14,949
Wabash National Corp.	1,980	26,888
		5,586,513
Marine – 0.4%
Costamare, Inc.	6,641	80,356
Eagle Bulk Shipping, Inc.	788	40,881
Eneti, Inc.	1,112	6,828
Genco Shipping & Trading, Ltd.	3,003	58,018
Kirby Corp. (B)	2,166	131,779
Matson, Inc.	2,868	209,020
		526,882
Professional services – 2.4%
Barrett Business Services, Inc.	497	36,216
BGSF, Inc.	800	9,888
CACI International, Inc., Class A (B)	2,654	747,844
CBIZ, Inc. (B)	4,080	163,037
CRA International, Inc.	722	64,489
Exponent, Inc.	8,152	745,663
Forrester Research, Inc. (B)	9,254	442,711
Heidrick & Struggles International, Inc.	1,672	54,106
Hill International, Inc. (B)	3,275	5,502
Huron Consulting Group, Inc. (B)	1,411	91,701
ICF International, Inc.	1,429	135,755
Kelly Services, Inc., Class A	4,330	85,864
Korn Ferry	3,492	202,606
ManpowerGroup, Inc.	1,187	90,699
ManTech International Corp., Class A	1,905	181,832
Mistras Group, Inc. (B)	2,232	13,258
Nielsen Holdings PLC	9,392	218,082
RCM Technologies, Inc. (B)	300	6,072
Resources Connection, Inc.	4,120	83,924
TrueBlue, Inc. (B)	3,219	57,620
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Willdan Group, Inc. (B)	400	$11,032
		3,447,901
Road and rail – 1.3%
AMERCO	1,099	525,575
ArcBest Corp.	1,977	139,121
Covenant Logistics Group, Inc.	1,513	37,961
Heartland Express, Inc.	4,107	57,128
Knight-Swift Transportation Holdings, Inc.	8,121	375,921
Marten Transport, Ltd.	6,368	107,110
P.A.M. Transportation Services, Inc. (B)	2,700	73,953
Patriot Transportation Holding, Inc.	450	3,348
Ryder System, Inc.	3,393	241,107
Schneider National, Inc., Class B	2,987	66,849
U.S. Xpress Enterprises, Inc., Class A (B)	2,111	5,657
Universal Logistics Holdings, Inc.	600	16,386
USA Truck, Inc. (B)	1,375	43,203
Werner Enterprises, Inc.	4,155	160,134
		1,853,453
Trading companies and distributors – 2.4%
Air Lease Corp.	8,638	288,768
Alta Equipment Group, Inc. (B)	1,696	15,213
Applied Industrial Technologies, Inc.	427	41,065
Beacon Roofing Supply, Inc. (B)	4,181	214,736
BlueLinx Holdings, Inc. (B)	665	44,429
Boise Cascade Company	2,546	151,462
Distribution Solutions Group, Inc. (B)	591	30,371
DXP Enterprises, Inc. (B)	1,767	54,123
GATX Corp.	2,663	250,748
GMS, Inc. (B)	1,599	71,156
Herc Holdings, Inc.	249	22,447
McGrath RentCorp	1,800	136,800
MRC Global, Inc. (B)	2,745	27,340
NOW, Inc. (B)	7,656	74,876
Rush Enterprises, Inc., Class A	2,831	136,454
Rush Enterprises, Inc., Class B	1,117	55,414
SiteOne Landscape Supply, Inc. (B)	6,668	792,625
Textainer Group Holdings, Ltd.	3,510	96,209
Titan Machinery, Inc. (B)	2,366	53,022
Triton International, Ltd.	4,778	251,562
Univar Solutions, Inc. (B)	3,996	99,381
Veritiv Corp. (B)	1,106	120,056
WESCO International, Inc. (B)	2,696	288,742
Willis Lease Finance Corp. (B)	406	15,217
		3,332,216
		25,534,891
Information technology – 12.1%
Communications equipment – 1.2%
ADTRAN, Inc.	4,669	81,848
Aviat Networks, Inc. (B)	829	20,758
BK Technologies Corp.	2,100	5,565
Comtech Telecommunications Corp.	2,706	24,543
Digi International, Inc. (B)	3,371	81,646
Genasys, Inc. (B)	3,300	10,725
Harmonic, Inc. (B)	6,756	58,575
Juniper Networks, Inc.	11,858	337,953
NETGEAR, Inc. (B)	3,326	61,598
NetScout Systems, Inc. (B)	5,287	178,965
Optical Cable Corp. (B)	931	3,361
Ribbon Communications, Inc. (B)	8,541	25,965
TESSCO Technologies, Inc. (B)	1,750	10,343
Viasat, Inc. (B)	4,575	140,132

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (B)	53,027	$701,547
		1,743,524
Electronic equipment, instruments and components – 3.6%
ADDvantage Technologies Group, Inc. (B)	428	535
Advanced Energy Industries, Inc.	513	37,439
Arrow Electronics, Inc. (B)	6,456	723,653
Avnet, Inc.	9,371	401,828
Bel Fuse, Inc., Class B	1,641	25,534
Belden, Inc.	2,810	149,689
Benchmark Electronics, Inc.	3,813	86,021
CTS Corp.	2,910	99,086
Daktronics, Inc. (B)	3,929	11,826
ePlus, Inc. (B)	1,596	84,780
Fabrinet (B)	1,586	128,625
FARO Technologies, Inc. (B)	295	9,095
Flex, Ltd. (B)	22,654	327,803
Frequency Electronics, Inc. (B)	1,783	13,016
II-VI, Inc. (B)	192	9,782
Insight Enterprises, Inc. (B)	2,190	188,953
Itron, Inc. (B)	1,487	73,502
Jabil, Inc.	1,463	74,920
Key Tronic Corp. (B)	1,900	8,379
Kimball Electronics, Inc. (B)	3,036	61,024
Knowles Corp. (B)	5,768	99,959
Methode Electronics, Inc.	1,701	63,005
Novanta, Inc. (B)	6,694	811,781
OSI Systems, Inc. (B)	880	75,187
PC Connection, Inc.	2,391	105,324
Plexus Corp. (B)	2,005	157,393
RF Industries, Ltd. (B)	120	744
Richardson Electronics, Ltd.	2,384	34,949
Rogers Corp. (B)	1,055	276,505
Sanmina Corp. (B)	4,939	201,165
ScanSource, Inc. (B)	2,542	79,158
TD SYNNEX Corp.	2,778	253,076
TTM Technologies, Inc. (B)	8,193	102,413
Vishay Intertechnology, Inc.	9,510	169,468
Vishay Precision Group, Inc. (B)	1,686	49,113
Wayside Technology Group, Inc.	314	10,437
		5,005,167
IT services – 1.2%
BM Technologies, Inc. (B)	367	2,162
Bread Financial Holdings, Inc.	2,273	84,237
Brightcove, Inc. (B)	1,561	9,866
Cass Information Systems, Inc.	379	12,810
Concentrix Corp.	2,182	295,966
Conduent, Inc. (B)	11,467	49,537
DXC Technology Company (B)	10,684	323,832
Information Services Group, Inc.	4,400	29,744
Maximus, Inc.	710	44,382
Rackspace Technology, Inc. (B)	4,730	33,914
SolarWinds Corp.	1,373	14,073
Thoughtworks Holding, Inc. (B)	52,487	740,586
		1,641,109
Semiconductors and semiconductor equipment – 3.0%
Alpha & Omega Semiconductor, Ltd. (B)	2,746	91,552
Amkor Technology, Inc.	18,705	317,050
Amtech Systems, Inc. (B)	2,404	17,549
Axcelis Technologies, Inc. (B)	2,276	124,816
AXT, Inc. (B)	4,229	24,782
CEVA, Inc. (B)	1,530	51,347
CMC Materials, Inc.	212	36,992
Cohu, Inc. (B)	3,140	87,135
Diodes, Inc. (B)	2,216	143,087
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
First Solar, Inc. (B)	4,689	$319,462
FormFactor, Inc. (B)	1,299	50,310
Ichor Holdings, Ltd. (B)	1,931	50,167
Kulicke & Soffa Industries, Inc.	4,804	205,659
MACOM Technology Solutions Holdings, Inc. (B)	15,521	715,518
Magnachip Semiconductor Corp. (B)	799	11,609
NeoPhotonics Corp. (B)	3,808	59,900
Onto Innovation, Inc. (B)	1,755	122,394
Photronics, Inc. (B)	5,882	114,581
Power Integrations, Inc.	9,859	739,524
Rambus, Inc. (B)	3,601	77,385
Silicon Laboratories, Inc. (B)	5,131	719,469
Ultra Clean Holdings, Inc. (B)	3,668	109,196
Veeco Instruments, Inc. (B)	2,996	58,122
		4,247,606
Software – 2.8%
ACI Worldwide, Inc. (B)	4,023	104,155
Asure Software, Inc. (B)	1,391	7,929
Avaya Holdings Corp. (B)	3,106	6,957
Aware, Inc. (B)	2,160	5,141
Cerence, Inc. (B)	12,745	321,556
ChannelAdvisor Corp. (B)	1,546	22,541
Cognyte Software, Ltd. (B)	402	1,709
Consensus Cloud Solutions, Inc. (B)	218	9,522
Ebix, Inc.	2,093	35,372
InterDigital, Inc.	1,490	90,592
LiveRamp Holdings, Inc. (B)	848	21,887
N-able, Inc. (B)	430	3,870
OneSpan, Inc. (B)	1,048	12,471
Paycor HCM, Inc. (B)	27,569	716,796
Paylocity Holding Corp. (B)	5,563	970,298
Rapid7, Inc. (B)	13,138	877,618
The Descartes Systems Group, Inc. (B)	9,868	612,408
Upland Software, Inc. (B)	1,064	15,449
Verint Systems, Inc. (B)	1,067	45,187
Xperi Holding Corp.	4,859	70,115
		3,951,573
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (B)	626	6,072
AstroNova, Inc. (B)	1,439	17,239
Stratasys, Ltd. (B)	4,109	77,003
Super Micro Computer, Inc. (B)	3,994	161,158
Xerox Holdings Corp.	10,478	155,598
		417,070
		17,006,049
Materials – 7.1%
Chemicals – 3.5%
AdvanSix, Inc.	1,392	46,548
American Vanguard Corp.	2,118	47,337
Ashland Global Holdings, Inc.	2,740	282,357
Avient Corp.	17,585	704,807
Balchem Corp.	4,882	633,391
Cabot Corp.	1,625	103,659
Core Molding Technologies, Inc. (B)	1,000	9,190
Ecovyst, Inc.	5,263	51,841
Element Solutions, Inc.	7,601	135,298
Flotek Industries, Inc. (B)	1,771	1,757
FutureFuel Corp.	4,276	31,129
GCP Applied Technologies, Inc. (B)	599	18,737
Hawkins, Inc.	1,460	52,604
HB Fuller Company	3,615	217,659
Huntsman Corp.	15,185	430,495
Innospec, Inc.	1,794	171,847

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Intrepid Potash, Inc. (B)	818	$37,047
Koppers Holdings, Inc.	1,200	27,168
Kronos Worldwide, Inc.	2,697	49,625
Minerals Technologies, Inc.	2,317	142,125
Olin Corp.	3,134	145,042
Quaker Chemical Corp.	2,077	310,553
Rayonier Advanced Materials, Inc. (B)	4,555	11,934
Schweitzer-Mauduit International, Inc.	1,971	49,512
Stepan Company	1,433	145,235
The Mosaic Company	8,814	416,285
Tredegar Corp.	1,654	16,540
Trinseo PLC	1,285	49,421
Tronox Holdings PLC, Class A	9,489	159,415
Venator Materials PLC (B)	2,700	5,616
Westlake Corp.	4,606	451,480
		4,955,654
Construction materials – 0.2%
Summit Materials, Inc., Class A (B)	4,565	106,319
United States Lime & Minerals, Inc.	686	72,442
		178,761
Containers and packaging – 0.8%
Berry Global Group, Inc. (B)	5,783	315,983
Graphic Packaging Holding Company	7,736	158,588
Greif, Inc., Class A	1,410	87,956
Greif, Inc., Class B	698	43,478
Pactiv Evergreen, Inc.	3,705	36,902
Ranpak Holdings Corp. (B)	1,842	12,894
Silgan Holdings, Inc.	1,982	81,956
Sonoco Products Company	3,466	197,701
TriMas Corp.	1,856	51,393
Westrock Company	3,785	150,794
		1,137,645
Metals and mining – 2.4%
Alcoa Corp.	11,256	513,048
Allegheny Technologies, Inc. (B)	1,085	24,640
Ampco-Pittsburgh Corp. (B)	1,644	6,362
Arconic Corp. (B)	6,202	173,966
Carpenter Technology Corp.	3,575	99,778
Century Aluminum Company (B)	2,804	20,665
Cleveland-Cliffs, Inc. (B)	2,139	32,876
Coeur Mining, Inc. (B)	10,562	32,108
Commercial Metals Company	5,907	195,522
Ferroglobe PLC (A)(B)	5,300	0
Friedman Industries, Inc.	1,511	12,300
Gold Resource Corp.	6,900	11,247
Haynes International, Inc.	868	28,444
Hecla Mining Company	32,027	125,546
Materion Corp.	1,721	126,889
Nexa Resources SA	900	5,409
Olympic Steel, Inc.	1,438	37,029
Reliance Steel & Aluminum Company	3,854	654,640
Ryerson Holding Corp.	1,477	31,445
Schnitzer Steel Industries, Inc., Class A	3,077	101,049
Steel Dynamics, Inc.	9,307	615,658
SunCoke Energy, Inc.	6,433	43,809
Synalloy Corp. (B)	2,209	31,059
TimkenSteel Corp. (B)	3,682	68,890
U.S. Steel Corp.	8,605	154,116
Universal Stainless & Alloy Products, Inc. (B)	1,562	11,559
Warrior Met Coal, Inc.	3,785	115,859
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Industries, Inc.	2,639	$116,380
		3,390,293
Paper and forest products – 0.2%
Clearwater Paper Corp. (B)	1,597	53,707
Glatfelter Corp.	4,610	31,717
Mercer International, Inc.	7,458	98,073
Neenah, Inc.	193	6,589
Resolute Forest Products, Inc. (B)	7,541	96,223
		286,309
		9,948,662
Real estate – 1.4%
Equity real estate investment trusts – 0.7%
Ryman Hospitality Properties, Inc. (B)	6,619	503,243
STAG Industrial, Inc.	18,152	560,534
		1,063,777
Real estate management and development – 0.7%
Anywhere Real Estate, Inc. (B)	9,125	89,699
Cushman & Wakefield PLC (B)	4,365	66,523
Five Point Holdings LLC, Class A (B)	2,659	10,397
Forestar Group, Inc. (B)	2,613	35,772
FRP Holdings, Inc. (B)	931	56,186
Jones Lang LaSalle, Inc. (B)	1,775	310,377
Kennedy-Wilson Holdings, Inc.	3,543	67,104
Marcus & Millichap, Inc.	1,738	64,289
Rafael Holdings, Inc., Class B (B)	500	935
RE/MAX Holdings, Inc., Class A	2,193	53,772
Stratus Properties, Inc. (B)	1,025	33,031
Tejon Ranch Company (B)	2,396	37,186
The Howard Hughes Corp. (B)	1,787	121,605
		946,876
		2,010,653
Utilities – 0.7%
Electric utilities – 0.1%
NRG Energy, Inc.	2,766	105,578
Gas utilities – 0.1%
Macquarie Infrastructure Holdings LLC	4,124	16,125
New Jersey Resources Corp.	4,232	188,451
		204,576
Independent power and renewable electricity producers – 0.5%
Ormat Technologies, Inc.	2,212	173,310
Vistra Corp.	20,677	472,469
		645,779
		955,933
TOTAL COMMON STOCKS (Cost $129,437,291)		$139,957,584
PREFERRED SECURITIES – 0.0%
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	41,322
TOTAL PREFERRED SECURITIES (Cost $37,663)		$41,322
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
John Hancock Collateral Trust, 1.4215% (D)(E)	45,897	458,801

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional Treasury Money Market Fund, Premier Class, 0.6671% (D)	567	$567
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (D)	256,920	256,920
TOTAL SHORT-TERM INVESTMENTS (Cost $716,356)		$716,288
Total Investments (Small Cap Opportunities Trust) (Cost $130,191,310) – 99.8%		$140,715,194
Other assets and liabilities, net – 0.2%		327,573
TOTAL NET ASSETS – 100.0%		$141,042,767
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-22.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 3.6%
Interactive media and services – 2.8%
Bumble, Inc., Class A (A)(B)	21,953	$617,977
CarGurus, Inc. (A)	163,486	3,513,314
Ziff Davis, Inc. (A)	39,625	2,953,251
		7,084,542
Media – 0.8%
Criteo SA, ADR (A)	82,748	2,019,051
		9,103,593
Consumer discretionary – 10.5%
Diversified consumer services – 1.8%
H&R Block, Inc.	62,743	2,216,083
Mister Car Wash, Inc. (A)(B)	202,019	2,197,967
		4,414,050
Hotels, restaurants and leisure – 3.7%
Boyd Gaming Corp.	55,432	2,757,742
Texas Roadhouse, Inc.	48,914	3,580,505
Wingstop, Inc.	40,347	3,016,745
		9,354,992
Household durables – 0.8%
Skyline Champion Corp. (A)	43,908	2,082,117
Internet and direct marketing retail – 0.8%
Revolve Group, Inc. (A)	76,770	1,989,111
Specialty retail – 1.7%
Five Below, Inc. (A)	17,952	2,036,295
National Vision Holdings, Inc. (A)(B)	83,326	2,291,465
		4,327,760
Textiles, apparel and luxury goods – 1.7%
Crocs, Inc. (A)	28,629	1,393,373
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Steven Madden, Ltd.	85,069	$2,740,072
		4,133,445
		26,301,475
Consumer staples – 3.0%
Beverages – 0.4%
Celsius Holdings, Inc. (A)	15,370	1,003,046
Food products – 0.6%
Freshpet, Inc. (A)	26,666	1,383,699
Personal products – 2.0%
elf Beauty, Inc. (A)	164,262	5,039,558
		7,426,303
Energy – 5.9%
Energy equipment and services – 1.1%
Cactus, Inc., Class A	69,478	2,797,879
Oil, gas and consumable fuels – 4.8%
Brigham Minerals, Inc., Class A	45,800	1,128,054
Chesapeake Energy Corp.	46,574	3,777,151
Magnolia Oil & Gas Corp., Class A	161,996	3,400,296
PDC Energy, Inc.	24,696	1,521,521
SM Energy Company	28,900	988,091
Viper Energy Partners LP	43,500	1,160,580
		11,975,693
		14,773,572
Financials – 3.2%
Banks – 1.9%
Ameris Bancorp	63,754	2,561,636
Synovus Financial Corp.	56,792	2,047,352
		4,608,988
Mortgage real estate investment trusts – 1.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	88,686	3,357,652
		7,966,640
Health care – 23.8%
Biotechnology – 8.6%
Alkermes PLC (A)	34,071	1,014,975
Amicus Therapeutics, Inc. (A)	107,934	1,159,211
Apellis Pharmaceuticals, Inc. (A)	35,029	1,584,011
Ascendis Pharma A/S, ADR (A)	10,645	989,559
Blueprint Medicines Corp. (A)	18,964	957,872
Celldex Therapeutics, Inc. (A)	28,983	781,382
Crinetics Pharmaceuticals, Inc. (A)	56,361	1,051,133
Cytokinetics, Inc. (A)	54,216	2,130,147
Fate Therapeutics, Inc. (A)	30,322	751,379
Halozyme Therapeutics, Inc. (A)	30,622	1,347,368
Intellia Therapeutics, Inc. (A)	29,891	1,547,158
Karuna Therapeutics, Inc. (A)	5,226	661,141
Kymera Therapeutics, Inc. (A)	80,932	1,593,551
Myovant Sciences, Ltd. (A)(B)	87,769	1,090,969
PTC Therapeutics, Inc. (A)	43,982	1,761,919
REVOLUTION Medicines, Inc. (A)(B)	49,053	956,043
Rocket Pharmaceuticals, Inc. (A)	76,025	1,046,104
Turning Point Therapeutics, Inc. (A)	14,711	1,107,003
		21,530,925
Health care equipment and supplies – 6.0%
Enovis Corp. (A)	47,748	2,626,140
Globus Medical, Inc., Class A (A)	48,911	2,745,864
Haemonetics Corp. (A)	35,311	2,301,571
Inari Medical, Inc. (A)(B)	31,778	2,160,586
Integra LifeSciences Holdings Corp. (A)	67,579	3,651,293

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Tandem Diabetes Care, Inc. (A)	24,153	$1,429,616
		14,915,070
Health care providers and services – 6.0%
Covetrus, Inc. (A)	57,100	1,184,825
HealthEquity, Inc. (A)	28,779	1,766,743
LHC Group, Inc. (A)	21,551	3,356,353
Owens & Minor, Inc.	121,016	3,805,953
R1 RCM, Inc. (A)	232,876	4,881,081
		14,994,955
Health care technology – 1.2%
Inspire Medical Systems, Inc. (A)	16,630	3,037,802
Pharmaceuticals – 2.0%
Aclaris Therapeutics, Inc. (A)	97,669	1,363,459
Intra-Cellular Therapies, Inc. (A)	35,891	2,048,658
Pacira BioSciences, Inc. (A)	25,501	1,486,708
		4,898,825
		59,377,577
Industrials – 17.4%
Aerospace and defense – 1.8%
Curtiss-Wright Corp.	33,622	4,440,121
Building products – 1.2%
Zurn Water Solutions Corp.	112,118	3,054,094
Commercial services and supplies – 0.4%
Aris Water Solution, Inc., Class A	63,706	1,062,616
Construction and engineering – 2.4%
Fluor Corp. (A)	179,050	4,358,077
WillScot Mobile Mini Holdings Corp. (A)	48,000	1,556,160
		5,914,237
Electrical equipment – 1.5%
Acuity Brands, Inc.	23,790	3,664,612
Machinery – 4.7%
Chart Industries, Inc. (A)	15,391	2,576,146
Esab Corp.	62,871	2,750,606
Helios Technologies, Inc.	43,879	2,906,984
The Middleby Corp. (A)	28,525	3,575,894
		11,809,630
Professional services – 1.6%
TriNet Group, Inc. (A)	52,985	4,112,696
Trading companies and distributors – 3.8%
Applied Industrial Technologies, Inc.	66,243	6,370,592
WESCO International, Inc. (A)	29,820	3,193,722
		9,564,314
		43,622,320
Information technology – 21.5%
Communications equipment – 2.0%
Calix, Inc. (A)	146,577	5,004,139
Electronic equipment, instruments and components – 2.7%
II-VI, Inc. (A)	89,453	4,557,630
Novanta, Inc. (A)	18,953	2,298,430
		6,856,060
IT services – 5.1%
Concentrix Corp.	9,197	1,247,481
Perficient, Inc. (A)	46,621	4,274,679
Repay Holdings Corp. (A)	127,611	1,639,801
Verra Mobility Corp. (A)	356,606	5,602,280
		12,764,241
Semiconductors and semiconductor equipment – 2.5%
MKS Instruments, Inc.	19,063	1,956,436
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Synaptics, Inc. (A)	36,309	$4,286,277
		6,242,713
Software – 9.2%
Avalara, Inc. (A)	27,998	1,976,659
Five9, Inc. (A)	38,854	3,541,154
Jamf Holding Corp. (A)(B)	162,192	4,017,496
LiveRamp Holdings, Inc. (A)	57,272	1,478,190
Manhattan Associates, Inc. (A)	21,353	2,447,054
Olo, Inc., Class A (A)	62,290	614,802
Rapid7, Inc. (A)	60,825	4,063,110
RingCentral, Inc., Class A (A)	51,764	2,705,187
Varonis Systems, Inc. (A)	73,104	2,143,409
		22,987,061
		53,854,214
Materials – 2.6%
Chemicals – 2.6%
Cabot Corp.	79,685	5,083,106
Livent Corp. (A)	60,295	1,368,094
		6,451,200
Real estate – 5.3%
Equity real estate investment trusts – 5.3%
Essential Properties Realty Trust, Inc.	138,586	2,978,213
Independence Realty Trust, Inc.	164,180	3,403,451
Phillips Edison & Company, Inc.	100,654	3,362,850
Ryman Hospitality Properties, Inc. (A)	44,794	3,405,688
		13,150,202
TOTAL COMMON STOCKS (Cost $290,586,205)		$242,027,096
EXCHANGE-TRADED FUNDS – 2.9%
iShares Russell 2000 Growth ETF (B)	34,762	7,171,748
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,160,460)		$7,171,748
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 4.0%
John Hancock Collateral Trust, 1.4215% (C)(D)	996,654	9,962,955
Repurchase agreement – 0.3%
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-22 at 1.520% to be repurchased at $800,034 on 7-1-22, collateralized by $786,916 Federal National Mortgage Association, 4.500% due 2-1-57 (valued at $816,000)	$800,000	800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,763,385)		$10,762,955
Total Investments (Small Cap Stock Trust) (Cost $308,510,050) – 104.0%		$259,961,799
Other assets and liabilities, net – (4.0%)		(9,974,875)
TOTAL NET ASSETS – 100.0%		$249,986,924
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 1.0%
Media – 1.0%
WideOpenWest, Inc. (A)	257,123	$4,682,210
Consumer discretionary – 9.0%
Auto components – 2.3%
Gentherm, Inc. (A)	42,181	2,632,516
Visteon Corp. (A)	72,214	7,479,926
		10,112,442
Hotels, restaurants and leisure – 0.8%
Aramark	24,071	737,295
Wyndham Hotels & Resorts, Inc.	43,923	2,886,620
		3,623,915
Household durables – 2.0%
Century Communities, Inc.	92,246	4,148,303
Tri Pointe Homes, Inc. (A)	283,297	4,779,220
		8,927,523
Internet and direct marketing retail – 1.0%
Shutterstock, Inc.	76,769	4,399,631
Specialty retail – 1.4%
Five Below, Inc. (A)	2,595	294,351
Monro, Inc.	140,238	6,013,405
		6,307,756
Textiles, apparel and luxury goods – 1.5%
Deckers Outdoor Corp. (A)	1,991	508,402
Kontoor Brands, Inc.	179,308	5,983,508
		6,491,910
		39,863,177
Consumer staples – 5.2%
Beverages – 1.0%
C&C Group PLC (A)	1,865,507	4,200,589
Food and staples retailing – 1.0%
United Natural Foods, Inc. (A)	111,274	4,384,196
Food products – 1.2%
Cranswick PLC	133,461	4,997,850
Post Holdings, Inc. (A)	4,583	377,410
		5,375,260
Household products – 2.0%
Spectrum Brands Holdings, Inc.	109,742	9,001,039
		22,961,084
Energy – 1.6%
Oil, gas and consumable fuels – 1.6%
Brigham Minerals, Inc., Class A	174,971	4,309,536
Dorian LPG, Ltd.	201,448	3,062,010
		7,371,546
Financials – 24.7%
Banks – 16.8%
1st Source Corp.	114,227	5,185,906
Atlantic Union Bankshares Corp.	163,104	5,532,488
Banc of California, Inc.	478,756	8,435,681
Cadence Bank	227,937	5,351,961
Eastern Bankshares, Inc.	287,546	5,308,099
First Busey Corp.	237,275	5,421,734
First Citizens BancShares, Inc., Class A	1,006	657,703
First Interstate BancSystem, Inc., Class A	199,959	7,620,437
Flushing Financial Corp.	298,165	6,338,988
Hancock Whitney Corp.	134,512	5,962,917
International Bancshares Corp.	191,665	7,681,933
National Bank Holdings Corp., Class A	114,689	4,389,148
Synovus Financial Corp.	175,373	6,322,197
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Webster Financial Corp.	10,224	$430,942
		74,640,134
Insurance – 6.8%
Assured Guaranty, Ltd.	101,394	5,656,771
Kemper Corp.	147,851	7,082,063
ProAssurance Corp.	224,445	5,303,635
Reinsurance Group of America, Inc.	5,708	669,491
SiriusPoint, Ltd. (A)	550,562	2,984,046
White Mountains Insurance Group, Ltd.	6,971	8,686,772
		30,382,778
Thrifts and mortgage finance – 1.1%
NMI Holdings, Inc., Class A (A)	283,463	4,719,659
		109,742,571
Health care – 4.5%
Health care equipment and supplies – 3.0%
Haemonetics Corp. (A)	125,880	8,204,858
ICU Medical, Inc. (A)	30,462	5,007,648
		13,212,506
Health care providers and services – 1.4%
Owens & Minor, Inc.	195,685	6,154,293
Life sciences tools and services – 0.1%
Syneos Health, Inc. (A)	9,188	658,596
		20,025,395
Industrials – 22.5%
Aerospace and defense – 1.2%
Hexcel Corp.	100,408	5,252,342
Building products – 2.6%
American Woodmark Corp. (A)	92,080	4,144,521
The AZEK Company, Inc. (A)	112,309	1,880,053
Tyman PLC	1,879,027	5,449,768
		11,474,342
Commercial services and supplies – 5.1%
ACCO Brands Corp.	722,541	4,718,193
BrightView Holdings, Inc. (A)	343,115	4,117,380
Clean Harbors, Inc. (A)	5,708	500,420
SP Plus Corp. (A)	224,132	6,885,335
UniFirst Corp.	37,353	6,431,440
		22,652,768
Construction and engineering – 0.9%
Primoris Services Corp.	192,327	4,185,036
Electrical equipment – 0.9%
Thermon Group Holdings, Inc. (A)	281,404	3,953,726
Machinery – 2.2%
John Bean Technologies Corp.	45,866	5,064,524
Luxfer Holdings PLC	319,055	4,824,112
		9,888,636
Professional services – 7.1%
CBIZ, Inc. (A)	92,350	3,690,306
Huron Consulting Group, Inc. (A)	165,091	10,729,261
ICF International, Inc.	71,626	6,804,470
Science Applications International Corp.	73,011	6,797,324
Sterling Check Corp. (A)(B)	214,328	3,495,690
		31,517,051
Trading companies and distributors – 2.5%
Air Lease Corp.	172,271	5,759,020
GATX Corp.	57,325	5,397,722
		11,156,742
		100,080,643

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 9.3%
Electronic equipment, instruments and components – 5.0%
Belden, Inc.	130,733	$6,964,147
CTS Corp.	211,577	7,204,197
ePlus, Inc. (A)	83,025	4,410,288
National Instruments Corp.	108,300	3,382,209
		21,960,841
IT services – 1.4%
Concentrix Corp.	3,658	496,171
WNS Holdings, Ltd., ADR (A)	78,962	5,893,724
		6,389,895
Software – 2.9%
ACI Worldwide, Inc. (A)	212,946	5,513,172
Progress Software Corp.	159,872	7,242,202
		12,755,374
		41,106,110
Materials – 8.2%
Chemicals – 4.4%
Axalta Coating Systems, Ltd. (A)	178,053	3,936,752
Element Solutions, Inc.	454,043	8,081,965
HB Fuller Company	72,269	4,351,316
Orion Engineered Carbons SA	214,580	3,332,427
		19,702,460
Containers and packaging – 2.4%
Sealed Air Corp.	16,190	934,487
TriMas Corp.	344,698	9,544,688
		10,479,175
Paper and forest products – 1.4%
Neenah, Inc.	176,954	6,041,210
		36,222,845
Real estate – 9.5%
Equity real estate investment trusts – 9.5%
Alexander & Baldwin, Inc.	229,172	4,113,637
Brandywine Realty Trust	282,029	2,718,760
Centerspace	69,036	5,629,886
Global Medical REIT, Inc.	236,099	2,651,392
LXP Industrial Trust	260,233	2,794,902
Pebblebrook Hotel Trust	257,095	4,260,064
Phillips Edison & Company, Inc.	153,773	5,137,556
Piedmont Office Realty Trust, Inc., Class A	406,092	5,327,927
PotlatchDeltic Corp.	82,535	3,647,222
RPT Realty	583,799	5,738,744
		42,020,090
Utilities – 2.6%
Electric utilities – 0.8%
Portland General Electric Company	72,794	3,518,134
Gas utilities – 1.8%
New Jersey Resources Corp.	91,412	4,070,576
Spire, Inc.	42,642	3,171,286
UGI Corp.	16,263	627,914
		7,869,776
		11,387,910
TOTAL COMMON STOCKS (Cost $424,130,133)		$435,463,581
SHORT-TERM INVESTMENTS – 1.9%
Short-term funds – 0.0%
John Hancock Collateral Trust, 1.4215% (C)(D)	14,414	144,085
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.9%
Bank of America Tri-Party Repurchase Agreement dated 6-30-22 at 1.550% to be repurchased at $8,200,353 on 7-1-22, collateralized by $9,667,285 Federal National Mortgage Association, 2.000% due 2-1-52 (valued at $8,364,001)	$8,200,000	$8,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,344,112)		$8,344,085
Total Investments (Small Cap Value Trust) (Cost $432,474,245) – 100.0%		$443,807,666
Other assets and liabilities, net – (0.0%)		(58,285)
TOTAL NET ASSETS – 100.0%		$443,749,381
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 2.2%
Media – 2.2%
Advantage Solutions, Inc. (A)	76,996	$292,585
Boston Omaha Corp., Class A (A)	26,621	549,724
Cable One, Inc.	1,067	1,375,704
Integral Ad Science Holding Corp. (A)	16,353	162,385
Scholastic Corp.	13,853	498,292
		2,878,690
Consumer discretionary – 8.2%
Auto components – 1.8%
Dorman Products, Inc. (A)	8,483	930,670
LCI Industries	6,345	709,879
Visteon Corp. (A)	6,711	695,125
		2,335,674
Distributors – 0.2%
Pool Corp.	882	309,785
Diversified consumer services – 1.0%
Strategic Education, Inc.	19,007	1,341,514
Hotels, restaurants and leisure – 1.5%
BJ's Restaurants, Inc. (A)	18,336	397,524
Marriott Vacations Worldwide Corp.	6,317	734,035
Papa John's International, Inc.	10,200	851,904
		1,983,463
Household durables – 1.2%
Cavco Industries, Inc. (A)	4,917	963,683
Meritage Homes Corp. (A)	8,414	610,015
		1,573,698
Internet and direct marketing retail – 0.3%
Farfetch, Ltd., Class A (A)	43,700	312,892
Rent the Runway, Inc., Class A (A)(B)	4,977	15,279

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Xometry, Inc., Class A (A)(B)	1,588	$53,881
		382,052
Multiline retail – 0.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	3,200	188,000
Specialty retail – 1.3%
Floor & Decor Holdings, Inc., Class A (A)	1,100	69,256
Hibbett, Inc.	6,883	300,856
LL Flooring Holdings, Inc. (A)	36,750	344,348
Monro, Inc.	12,786	548,264
Petco Health & Wellness Company, Inc. (A)(B)	25,990	383,093
Warby Parker, Inc., Class A (A)(B)	9,907	111,553
		1,757,370
Textiles, apparel and luxury goods – 0.7%
Steven Madden, Ltd.	28,069	904,102
		10,775,658
Consumer staples – 3.4%
Beverages – 0.9%
Coca-Cola Consolidated, Inc.	2,119	1,194,904
Food and staples retailing – 0.4%
Grocery Outlet Holding Corp. (A)	12,612	537,650
Food products – 2.0%
Nomad Foods, Ltd. (A)	63,961	1,278,580
Post Holdings, Inc. (A)	8,146	670,823
The Simply Good Foods Company (A)	17,614	665,281
		2,614,684
Personal products – 0.1%
BellRing Brands, Inc. (A)	6,878	171,193
		4,518,431
Energy – 5.9%
Energy equipment and services – 2.5%
Cactus, Inc., Class A	31,778	1,279,700
ChampionX Corp.	63,273	1,255,969
Liberty Energy, Inc. (A)	59,860	763,814
		3,299,483
Oil, gas and consumable fuels – 3.4%
International Seaways, Inc.	17,109	362,711
Magnolia Oil & Gas Corp., Class A	76,333	1,602,230
Matador Resources Company	49,556	2,308,813
REX American Resources Corp. (A)	3,315	281,112
		4,554,866
		7,854,349
Financials – 25.9%
Banks – 15.2%
BankUnited, Inc.	40,508	1,440,870
Columbia Banking System, Inc.	29,210	836,867
CrossFirst Bankshares, Inc. (A)	39,223	517,744
Eastern Bankshares, Inc.	32,735	604,288
FB Financial Corp.	29,098	1,141,224
Glacier Bancorp, Inc.	20,580	975,904
HarborOne Bancorp, Inc.	58,519	806,977
Home BancShares, Inc.	72,929	1,514,735
Independent Bank Corp. (Massachusetts)	15,482	1,229,735
Live Oak Bancshares, Inc.	31,183	1,056,792
National Bank Holdings Corp., Class A	26,831	1,026,822
Origin Bancorp, Inc.	22,011	854,027
Pinnacle Financial Partners, Inc.	23,481	1,697,911
Popular, Inc.	15,697	1,207,570
Southern First Bancshares, Inc. (A)	16,374	713,743
Texas Capital Bancshares, Inc. (A)	9,900	521,136
Towne Bank	39,928	1,084,045
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Veritex Holdings, Inc.	7,656	$224,015
Webster Financial Corp.	18,030	759,965
Western Alliance Bancorp	26,731	1,887,209
		20,101,579
Capital markets – 2.2%
Hercules Capital, Inc. (B)	29,009	391,331
Houlihan Lokey, Inc.	14,563	1,149,458
StepStone Group, Inc., Class A	19,735	513,702
Virtus Investment Partners, Inc.	4,964	848,943
		2,903,434
Consumer finance – 0.9%
Green Dot Corp., Class A (A)	17,149	430,611
NerdWallet, Inc., Class A (A)(B)	17,010	134,889
PRA Group, Inc. (A)	8,424	306,297
PROG Holdings, Inc. (A)	14,094	232,551
		1,104,348
Insurance – 2.9%
BRP Group, Inc., Class A (A)	47,382	1,144,275
James River Group Holdings, Ltd.	31,261	774,648
Palomar Holdings, Inc. (A)	9,468	609,739
ProAssurance Corp.	29,206	690,138
Ryan Specialty Holdings, Inc. (A)	16,439	644,244
		3,863,044
Mortgage real estate investment trusts – 1.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,954	1,134,058
PennyMac Mortgage Investment Trust	46,825	647,590
		1,781,648
Thrifts and mortgage finance – 3.3%
PCSB Financial Corp.	18,732	357,594
PennyMac Financial Services, Inc.	19,107	835,167
Radian Group, Inc.	50,476	991,853
Walker & Dunlop, Inc.	7,988	769,564
WSFS Financial Corp.	36,108	1,447,570
		4,401,748
		34,155,801
Health care – 10.7%
Biotechnology – 4.1%
Apellis Pharmaceuticals, Inc. (A)	12,648	571,943
Ascendis Pharma A/S, ADR (A)	2,900	269,584
Blueprint Medicines Corp. (A)	8,419	425,244
CRISPR Therapeutics AG (A)(B)	5,300	322,081
Fate Therapeutics, Inc. (A)	11,300	280,014
Insmed, Inc. (A)	25,502	502,899
Ionis Pharmaceuticals, Inc. (A)	12,500	462,750
Karuna Therapeutics, Inc. (A)	3,398	429,881
Kymera Therapeutics, Inc. (A)	13,725	270,245
Nkarta, Inc. (A)(B)	27,415	337,753
Prothena Corp. PLC (A)	10,500	285,075
Replimune Group, Inc. (A)	6,191	108,219
Ultragenyx Pharmaceutical, Inc. (A)	5,747	342,866
Xencor, Inc. (A)	19,106	522,931
Zentalis Pharmaceuticals, Inc. (A)(B)	12,378	347,822
		5,479,307
Health care equipment and supplies – 1.9%
Atrion Corp.	1,794	1,128,175
Embecta Corp. (A)	16,658	421,781
Figs, Inc., Class A (A)	42,533	387,476

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
QuidelOrtho Corp. (A)	6,207	$603,196
		2,540,628
Health care providers and services – 3.7%
Agiliti, Inc. (A)	34,029	697,935
Molina Healthcare, Inc. (A)	1,061	296,666
Option Care Health, Inc. (A)	52,009	1,445,330
Select Medical Holdings Corp.	60,695	1,433,616
The Ensign Group, Inc.	10,173	747,410
The Pennant Group, Inc. (A)	19,743	252,908
		4,873,865
Health care technology – 0.6%
MultiPlan Corp. (A)	57,100	313,479
Phreesia, Inc. (A)	21,100	527,711
		841,190
Life sciences tools and services – 0.1%
Pacific Biosciences of California, Inc. (A)(B)	28,520	126,058
Pharmaceuticals – 0.3%
Arvinas, Inc. (A)	7,796	328,134
		14,189,182
Industrials – 14.2%
Aerospace and defense – 1.2%
Parsons Corp. (A)	14,204	574,126
Triumph Group, Inc. (A)	81,156	1,078,563
		1,652,689
Airlines – 0.4%
Allegiant Travel Company (A)	4,372	494,429
Building products – 1.9%
JELD-WEN Holding, Inc. (A)	22,149	323,154
UFP Industries, Inc.	26,401	1,798,964
Zurn Water Solutions Corp.	16,800	457,632
		2,579,750
Commercial services and supplies – 1.9%
ABM Industries, Inc.	8,397	364,598
Aris Water Solution, Inc., Class A	24,605	410,411
Brady Corp., Class A	18,331	865,956
MSA Safety, Inc.	4,300	520,601
Stericycle, Inc. (A)	7,629	334,532
		2,496,098
Construction and engineering – 0.4%
Valmont Industries, Inc.	2,400	539,112
Electrical equipment – 1.1%
Regal Rexnord Corp.	7,400	840,048
Shoals Technologies Group, Inc., Class A (A)	36,525	601,932
		1,441,980
Machinery – 3.8%
Alamo Group, Inc.	3,838	446,858
Blue Bird Corp. (A)	19,241	177,210
CIRCOR International, Inc. (A)	24,576	402,801
Enerpac Tool Group Corp.	18,045	343,216
ESCO Technologies, Inc.	11,806	807,176
Helios Technologies, Inc.	17,440	1,155,400
RBC Bearings, Inc. (A)	2,900	536,355
SPX Corp. (A)	15,395	813,472
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Timken Company	5,710	$302,916
		4,985,404
Professional services – 0.4%
FTI Consulting, Inc. (A)	2,635	476,540
Road and rail – 0.8%
Landstar System, Inc.	7,256	1,055,168
Trading companies and distributors – 2.3%
Beacon Roofing Supply, Inc. (A)	25,368	1,302,900
Herc Holdings, Inc.	2,300	207,345
McGrath RentCorp	9,558	726,408
Univar Solutions, Inc. (A)	33,145	824,316
		3,060,969
		18,782,139
Information technology – 6.9%
Communications equipment – 1.1%
Harmonic, Inc. (A)	160,699	1,393,260
Electronic equipment, instruments and components – 3.1%
Belden, Inc.	30,979	1,650,251
Knowles Corp. (A)	13,600	235,688
Littelfuse, Inc.	7,778	1,975,923
PAR Technology Corp. (A)(B)	7,645	286,611
		4,148,473
IT services – 0.5%
Conduent, Inc. (A)	59,700	257,904
Payoneer Global, Inc. (A)	105,196	412,368
		670,272
Semiconductors and semiconductor equipment – 1.0%
Entegris, Inc.	4,978	458,623
MaxLinear, Inc. (A)	13,676	464,710
Onto Innovation, Inc. (A)	6,289	438,595
		1,361,928
Software – 1.2%
Clearwater Analytics Holdings, Inc., Class A (A)	10,295	123,952
nCino, Inc. (A)(B)	13,329	412,133
Paycor HCM, Inc. (A)(B)	27,400	712,400
Workiva, Inc. (A)	4,710	310,813
		1,559,298
		9,133,231
Materials – 4.6%
Chemicals – 1.7%
Element Solutions, Inc.	48,400	861,520
Orion Engineered Carbons SA	37,018	574,890
Quaker Chemical Corp.	5,243	783,933
		2,220,343
Containers and packaging – 0.7%
Myers Industries, Inc.	37,242	846,511
Metals and mining – 1.7%
Carpenter Technology Corp.	21,743	606,847
Constellium SE (A)	62,496	825,572
Reliance Steel & Aluminum Company	4,897	831,804
		2,264,223
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	20,817	700,076
		6,031,153
Real estate – 9.6%
Equity real estate investment trusts – 7.7%
American Campus Communities, Inc.	9,560	616,333
Apple Hospitality REIT, Inc.	81,661	1,197,967

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
EastGroup Properties, Inc.	7,758	$1,197,292
Essential Properties Realty Trust, Inc.	29,051	624,306
JBG SMITH Properties	40,663	961,273
NexPoint Residential Trust, Inc.	3,300	206,283
PotlatchDeltic Corp.	22,139	978,322
PS Business Parks, Inc.	2,787	521,587
Safehold, Inc.	15,377	543,884
Saul Centers, Inc.	23,929	1,127,295
Terreno Realty Corp.	24,357	1,357,416
Washington Real Estate Investment Trust	38,359	817,430
		10,149,388
Real estate management and development – 1.9%
eXp World Holdings, Inc. (B)	9,400	110,638
FirstService Corp.	3,800	460,560
Opendoor Technologies, Inc. (A)	61,500	289,665
The St. Joe Company	30,087	1,190,242
Tricon Residential, Inc.	46,088	467,332
		2,518,437
		12,667,825
Utilities – 5.7%
Electric utilities – 2.7%
IDACORP, Inc.	18,221	1,929,968
MGE Energy, Inc.	20,536	1,598,317
		3,528,285
Gas utilities – 1.4%
Chesapeake Utilities Corp.	14,310	1,853,861
Multi-utilities – 0.9%
NorthWestern Corp.	19,580	1,153,849
Water utilities – 0.7%
California Water Service Group	17,721	984,402
		7,520,397
TOTAL COMMON STOCKS (Cost $113,419,293)		$128,506,856
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	1,081
TOTAL WARRANTS (Cost $6,099)		$1,081
SHORT-TERM INVESTMENTS – 4.6%
Short-term funds – 4.6%
John Hancock Collateral Trust, 1.4215% (C)(D)	314,907	3,147,934
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	1,250,207	1,250,207
T. Rowe Price Government Reserve Fund, 0.6654% (C)	1,744,246	1,744,246
TOTAL SHORT-TERM INVESTMENTS (Cost $6,142,508)		$6,142,387
Total Investments (Small Company Value Trust) (Cost $119,567,900) – 101.9%		$134,650,324
Other assets and liabilities, net – (1.9%)		(2,532,914)
TOTAL NET ASSETS – 100.0%		$132,117,410
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	The rate shown is the annualized seven-day yield as of 6-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.4%
Communication services – 6.4%
Diversified telecommunication services – 1.3%
Anterix, Inc. (A)	2,133	$87,602
AT&T, Inc.	807,984	16,935,345
ATN International, Inc.	1,863	87,393
Bandwidth, Inc., Class A (A)	4,063	76,466
BT Group PLC	1,134,241	2,577,855
Cellnex Telecom SA (A)(B)	88,712	3,452,508
Charge Enterprises, Inc. (A)	18,710	89,247
Cogent Communications Holdings, Inc.	7,178	436,135
Consolidated Communications Holdings, Inc. (A)	12,934	90,538
Deutsche Telekom AG	529,078	10,522,962
EchoStar Corp., Class A (A)	6,016	116,109
Elisa OYJ	23,218	1,307,110
Globalstar, Inc. (A)(C)	118,591	145,867
HKT Trust & HKT, Ltd.	618,421	830,566
IDT Corp., Class B (A)	2,642	66,446
Infrastrutture Wireless Italiane SpA (B)	54,858	557,702
Iridium Communications, Inc. (A)	53,679	2,016,183
Koninklijke KPN NV	539,223	1,918,625
Liberty Latin America, Ltd., Class A (A)	11,656	90,917
Liberty Latin America, Ltd., Class C (A)	21,721	169,207
Lumen Technologies, Inc.	107,461	1,172,400
Nippon Telegraph & Telephone Corp.	195,116	5,606,296
Ooma, Inc. (A)	4,204	49,775
Orange SA	325,662	3,837,462
Proximus SADP	24,831	366,502
Radius Global Infrastructure, Inc., Class A (A)	12,742	194,443
Singapore Telecommunications, Ltd.	1,089,004	1,982,058
Singapore Telecommunications, Ltd.	258,829	471,554
Spark New Zealand, Ltd.	305,156	913,254
Swisscom AG	4,228	2,338,594
Telecom Italia SpA (A)	1,626,522	426,486
Telefonica Deutschland Holding AG	169,948	490,081
Telefonica SA	849,012	4,334,658
Telenor ASA	114,220	1,526,347
Telia Company AB	433,925	1,665,449
Telstra Corp., Ltd.	671,212	1,785,273
United Internet AG	15,834	453,868
Verizon Communications, Inc.	474,722	24,092,142
		93,281,425
Entertainment – 1.0%
Activision Blizzard, Inc.	88,318	6,876,439
Bollore SE	144,339	672,871
Capcom Company, Ltd.	28,700	698,154
Cinemark Holdings, Inc. (A)	18,575	278,997
Electronic Arts, Inc.	31,744	3,861,658
IMAX Corp. (A)	8,406	141,977
Koei Tecmo Holdings Company, Ltd.	9,600	311,286
Konami Holdings Corp.	15,209	842,601
Liberty Media Corp.-Liberty Braves, Class A (A)	2,859	71,904
Liberty Media Corp.-Liberty Braves, Class C (A)	5,416	129,984
Lions Gate Entertainment Corp., Class A (A)(C)	10,191	94,878
Lions Gate Entertainment Corp., Class B (A)	19,959	176,238
Live Nation Entertainment, Inc. (A)	15,753	1,300,883
Madison Square Garden Entertainment Corp. (A)	4,372	230,055
Netflix, Inc. (A)	50,188	8,776,376
Nexon Company, Ltd. (C)	80,706	1,657,278
Nintendo Company, Ltd.	18,039	7,757,786

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Playstudios, Inc. (A)	13,982	$59,843
Sea, Ltd., ADR (A)	58,500	3,911,310
Skillz, Inc. (A)(C)	53,471	66,304
Square Enix Holdings Company, Ltd.	14,000	621,414
Take-Two Interactive Software, Inc. (A)	17,821	2,183,607
The Marcus Corp. (A)	4,509	66,598
The Walt Disney Company (A)	205,664	19,414,682
Toho Company, Ltd.	18,308	663,210
Ubisoft Entertainment SA (A)	15,325	675,883
Universal Music Group NV	118,403	2,372,324
Warner Bros Discovery, Inc. (A)	249,352	3,346,304
World Wrestling Entertainment, Inc., Class A	10,865	678,954
		67,939,798
Interactive media and services – 2.8%
Adevinta ASA (A)	47,570	350,207
Alphabet, Inc., Class A (A)	33,990	74,073,047
Alphabet, Inc., Class C (A)	31,169	68,180,629
Auto Trader Group PLC (B)	154,276	1,044,842
Bumble, Inc., Class A (A)	14,633	411,919
CarGurus, Inc. (A)	17,286	371,476
Cars.com, Inc. (A)	11,989	113,056
DHI Group, Inc. (A)	8,223	40,868
Eventbrite, Inc., Class A (A)	13,308	136,673
EverQuote, Inc., Class A (A)	3,584	31,683
FuboTV, Inc. (A)(C)	31,063	76,726
Kakaku.com, Inc.	21,800	362,078
Match Group, Inc. (A)	31,607	2,202,692
MediaAlpha, Inc., Class A (A)	4,476	44,089
Meta Platforms, Inc., Class A (A)	259,135	41,785,519
Outbrain, Inc. (A)(C)	7,598	38,218
QuinStreet, Inc. (A)	9,042	90,963
REA Group, Ltd.	8,626	666,105
Scout24 SE (B)	13,092	674,439
SEEK, Ltd.	54,884	796,142
TripAdvisor, Inc. (A)	25,170	448,026
TrueCar, Inc. (A)	17,502	45,330
Twitter, Inc. (A)	86,158	3,221,448
Vimeo, Inc. (A)	24,626	148,249
Yelp, Inc. (A)	11,587	321,771
Z Holdings Corp.	433,954	1,261,970
Ziff Davis, Inc. (A)	19,560	1,457,807
ZipRecruiter, Inc., Class A (A)	13,614	201,759
		198,597,731
Media – 0.7%
Advantage Solutions, Inc. (A)	14,670	55,746
AMC Networks, Inc., Class A (A)	5,242	152,647
Boston Omaha Corp., Class A (A)	3,666	75,703
Cable One, Inc.	1,235	1,592,310
Cardlytics, Inc. (A)	5,730	127,836
Charter Communications, Inc., Class A (A)	12,541	5,875,835
Clear Channel Outdoor Holdings, Inc. (A)	64,959	69,506
Comcast Corp., Class A	504,403	19,792,774
CyberAgent, Inc.	70,200	703,301
Daily Journal Corp. (A)	223	57,712
Dentsu Group, Inc.	35,265	1,063,162
DISH Network Corp., Class A (A)	29,119	522,104
Embracer Group AB (A)(C)	104,275	800,946
Entravision Communications Corp., Class A	11,491	52,399
Fox Corp., Class A	33,530	1,078,325
Fox Corp., Class B	17,000	504,900
Gannett Company, Inc. (A)	25,778	74,756
Gray Television, Inc.	14,530	245,412
Hakuhodo DY Holdings, Inc.	38,173	350,653
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
iHeartMedia, Inc., Class A (A)	20,973	$165,477
Informa PLC (A)	244,063	1,576,796
Integral Ad Science Holding Corp. (A)	6,803	67,554
John Wiley & Sons, Inc., Class A	18,043	861,734
Magnite, Inc. (A)	22,343	198,406
News Corp., Class A	45,583	710,183
News Corp., Class B	14,117	224,319
Omnicom Group, Inc.	22,716	1,444,965
Paramount Global, Class B	66,528	1,641,911
Pearson PLC	111,247	1,018,742
Publicis Groupe SA	37,237	1,831,335
PubMatic, Inc., Class A (A)	7,108	112,946
Scholastic Corp.	4,733	170,246
Sinclair Broadcast Group, Inc., Class A	7,220	147,288
Stagwell, Inc. (A)	13,698	74,380
TechTarget, Inc. (A)	4,629	304,218
TEGNA, Inc.	93,131	1,952,957
The EW Scripps Company, Class A (A)	10,361	129,202
The Interpublic Group of Companies, Inc.	45,902	1,263,682
The New York Times Company, Class A	41,881	1,168,480
Thryv Holdings, Inc. (A)	4,371	97,867
Vivendi SE	117,623	1,200,330
WideOpenWest, Inc. (A)	9,111	165,911
WPP PLC	186,451	1,883,388
		51,608,344
Wireless telecommunication services – 0.6%
Gogo, Inc. (A)	8,538	138,230
KDDI Corp.	263,243	8,301,200
Shenandoah Telecommunications Company	8,297	184,193
SoftBank Corp.	468,900	5,205,977
SoftBank Group Corp.	196,874	7,630,538
Tele2 AB, B Shares	92,656	1,056,544
Telephone & Data Systems, Inc.	16,912	267,040
T-Mobile US, Inc. (A)	66,590	8,959,019
United States Cellular Corp. (A)	2,468	71,473
Vodafone Group PLC	4,397,498	6,837,633
		38,651,847
		450,079,145
Consumer discretionary – 10.4%
Auto components – 0.4%
Adient PLC (A)	39,872	1,181,407
Aisin Corp.	24,058	744,618
American Axle & Manufacturing Holdings, Inc. (A)	19,256	144,998
Aptiv PLC (A)	30,412	2,708,797
BorgWarner, Inc.	27,961	933,059
Bridgestone Corp.	93,206	3,398,232
Cie Generale des Etablissements Michelin SCA	110,740	3,024,415
Continental AG	17,956	1,260,309
Dana, Inc.	57,824	813,584
Denso Corp.	70,695	3,731,455
Dorman Products, Inc. (A)	4,383	480,859
Fox Factory Holding Corp. (A)	17,755	1,429,988
Gentex Corp.	58,904	1,647,545
Gentherm, Inc. (A)	5,568	347,499
Holley, Inc. (A)	8,844	92,862
Koito Manufacturing Company, Ltd.	17,066	542,048
LCI Industries	4,173	466,875
Lear Corp.	15,018	1,890,616
Luminar Technologies, Inc. (A)	40,485	240,076
Modine Manufacturing Company (A)	8,913	93,854
Motorcar Parts of America, Inc. (A)	3,505	45,986
Patrick Industries, Inc.	3,714	192,534

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Solid Power, Inc. (A)(C)	10,040	$54,015
Standard Motor Products, Inc.	3,325	149,592
Stoneridge, Inc. (A)	4,634	79,473
Sumitomo Electric Industries, Ltd.	116,643	1,288,966
Tenneco, Inc., Class A (A)	13,947	239,331
The Goodyear Tire & Rubber Company (A)	118,281	1,266,790
Valeo (C)	33,657	655,839
Visteon Corp. (A)	11,768	1,218,929
XPEL, Inc. (A)	3,672	168,655
		30,533,206
Automobiles – 2.0%
Bayerische Motoren Werke AG	54,047	4,189,755
Canoo, Inc. (A)(C)	21,029	38,904
Cenntro Electric Group, Ltd. (A)	32,585	49,203
Faraday Future Intelligent Electric, Inc. (A)	18,725	48,685
Ferrari NV	20,576	3,786,758
Fisker, Inc. (A)(C)	27,626	236,755
Ford Motor Company	446,360	4,967,987
General Motors Company (A)	164,808	5,234,302
Harley-Davidson, Inc.	37,026	1,172,243
Honda Motor Company, Ltd.	266,073	6,415,307
Isuzu Motors, Ltd.	95,146	1,052,446
Lordstown Motors Corp., Class A (A)	30,023	47,436
Mazda Motor Corp.	92,800	757,479
Mercedes-Benz Group AG	130,977	7,606,924
Nissan Motor Company, Ltd. (A)	378,976	1,484,301
Renault SA (A)	31,377	792,141
Stellantis NV	357,952	4,443,881
Subaru Corp.	100,427	1,776,397
Suzuki Motor Corp.	60,143	1,890,771
Tesla, Inc. (A)	94,837	63,865,133
Thor Industries, Inc.	13,825	1,033,142
Toyota Motor Corp.	1,731,100	26,709,669
Volkswagen AG	4,817	880,956
Volvo Car AB, B Shares (A)(C)	97,273	646,346
Winnebago Industries, Inc.	5,370	260,767
Workhorse Group, Inc. (A)(C)	26,210	68,146
Yamaha Motor Company, Ltd. (C)	48,613	892,669
		140,348,503
Distributors – 0.1%
D'ieteren Group	4,062	596,893
Funko, Inc., Class A (A)	5,523	123,273
Genuine Parts Company	15,790	2,100,070
LKQ Corp.	29,051	1,426,114
Pool Corp.	4,675	1,642,000
Weyco Group, Inc.	1,374	33,594
		5,921,944
Diversified consumer services – 0.1%
2U, Inc. (A)	12,962	135,712
Adtalem Global Education, Inc. (A)	7,582	272,725
American Public Education, Inc. (A)	3,695	59,711
Carriage Services, Inc.	2,327	92,266
Chegg, Inc. (A)	21,007	394,511
Coursera, Inc. (A)	19,245	272,894
Duolingo, Inc. (A)	4,003	350,463
European Wax Center, Inc., Class A	3,704	65,264
frontdoor, Inc. (A)	14,064	338,661
Graham Holdings Company, Class B	1,594	903,543
Grand Canyon Education, Inc. (A)	8,120	764,823
H&R Block, Inc.	40,095	1,416,155
IDP Education, Ltd.	34,076	557,999
Laureate Education, Inc.	19,215	222,318
OneSpaWorld Holdings, Ltd. (A)	11,713	83,982
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Perdoceo Education Corp. (A)	11,725	$138,121
PowerSchool Holdings, Inc., Class A (A)	7,870	94,834
Rover Group, Inc. (A)	16,266	61,160
Service Corp. International	39,880	2,756,506
Strategic Education, Inc.	3,871	273,215
Stride, Inc. (A)	6,806	277,617
Udemy, Inc. (A)(C)	12,444	127,053
Universal Technical Institute, Inc. (A)	6,063	43,229
Vivint Smart Home, Inc. (A)	16,977	59,080
WW International, Inc. (A)	9,521	60,839
		9,822,681
Hotels, restaurants and leisure – 1.7%
Accel Entertainment, Inc. (A)	10,246	108,813
Accor SA (A)	27,784	757,991
Aristocrat Leisure, Ltd.	98,376	2,339,974
Bally's Corp. (A)	6,845	135,394
BJ's Restaurants, Inc. (A)	4,048	87,761
Bloomin' Brands, Inc.	14,983	249,017
Bluegreen Vacations Holding Corp.	2,312	57,708
Booking Holdings, Inc. (A)	4,592	8,031,362
Bowlero Corp. (A)(C)	6,924	73,325
Boyd Gaming Corp.	20,098	999,876
Brinker International, Inc. (A)	7,412	163,286
Caesars Entertainment, Inc. (A)	24,929	954,781
Carnival Corp. (A)	94,320	815,868
Century Casinos, Inc. (A)	5,415	38,988
Chipotle Mexican Grill, Inc. (A)	3,160	4,130,942
Choice Hotels International, Inc.	8,267	922,845
Churchill Downs, Inc.	8,598	1,646,775
Chuy's Holdings, Inc. (A)	3,413	67,987
Compass Group PLC	291,253	5,979,827
Cracker Barrel Old Country Store, Inc.	9,727	812,107
Darden Restaurants, Inc.	13,965	1,579,721
Dave & Buster's Entertainment, Inc. (A)	7,250	237,655
Denny's Corp. (A)	10,608	92,077
Dine Brands Global, Inc.	2,652	172,592
Domino's Pizza Enterprises, Ltd.	9,890	464,887
Domino's Pizza, Inc.	3,962	1,544,031
El Pollo Loco Holdings, Inc. (A)	4,176	41,092
Entain PLC (A)	95,763	1,457,289
Everi Holdings, Inc. (A)	14,999	244,634
Evolution AB (B)	29,847	2,730,433
Expedia Group, Inc. (A)	17,519	1,661,327
Flutter Entertainment PLC (A)	27,239	2,761,430
Full House Resorts, Inc. (A)	6,364	38,693
Galaxy Entertainment Group, Ltd.	356,153	2,133,560
Genting Singapore, Ltd.	987,121	511,964
Golden Entertainment, Inc. (A)	3,481	137,674
Hilton Grand Vacations, Inc. (A)	15,076	538,665
Hilton Worldwide Holdings, Inc.	31,249	3,482,389
Inspired Entertainment, Inc. (A)	4,137	35,620
InterContinental Hotels Group PLC	30,038	1,596,458
International Game Technology PLC	16,996	315,446
Jack in the Box, Inc.	3,571	200,190
Krispy Kreme, Inc. (C)	12,240	166,464
Kura Sushi USA, Inc., Class A (A)	880	43,586
La Francaise des Jeux SAEM (B)	17,148	595,451
Las Vegas Sands Corp. (A)	40,091	1,346,657
Life Time Group Holdings, Inc. (A)	7,358	94,771
Light & Wonder, Inc. (A)	40,601	1,907,841
Lindblad Expeditions Holdings, Inc. (A)	5,997	48,576
Marriott International, Inc., Class A	30,901	4,202,845
Marriott Vacations Worldwide Corp.	10,409	1,209,526
McDonald's Corp.	83,603	20,639,909

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Holdings Company Japan, Ltd.	14,061	$512,183
MGM Resorts International	39,321	1,138,343
Monarch Casino & Resort, Inc. (A)	2,245	131,714
NeoGames SA (A)	2,467	33,082
Noodles & Company (A)	8,285	38,940
Norwegian Cruise Line Holdings, Ltd. (A)	48,615	540,599
ONE Group Hospitality, Inc. (A)	4,532	33,401
Oriental Land Company, Ltd.	32,700	4,566,616
Papa John's International, Inc.	13,559	1,132,448
Penn National Gaming, Inc. (A)	19,372	589,296
Portillo's, Inc., Class A (A)(C)	3,584	58,598
RCI Hospitality Holdings, Inc.	1,576	76,215
Red Rock Resorts, Inc., Class A	8,965	299,072
Royal Caribbean Cruises, Ltd. (A)	26,150	912,897
Rush Street Interactive, Inc. (A)	11,019	51,459
Ruth's Hospitality Group, Inc.	5,714	92,910
Sands China, Ltd. (A)	396,282	953,335
SeaWorld Entertainment, Inc. (A)	7,665	338,640
Shake Shack, Inc., Class A (A)	6,405	252,869
Six Flags Entertainment Corp. (A)	19,546	424,148
Sodexo SA	14,442	1,021,545
Starbucks Corp.	129,527	9,894,568
Target Hospitality Corp. (A)	5,908	33,735
Texas Roadhouse, Inc.	28,621	2,095,057
The Cheesecake Factory, Inc.	8,456	223,408
The Lottery Corp, Ltd. (A)	363,325	1,133,549
The Wendy's Company	43,061	812,992
Travel + Leisure Company	21,459	833,038
Whitbread PLC	32,974	999,924
Wingstop, Inc.	12,582	940,756
Wyndham Hotels & Resorts, Inc.	23,139	1,520,695
Wynn Resorts, Ltd. (A)	12,273	699,316
Xponential Fitness, Inc., Class A (A)	3,192	40,092
Yum! Brands, Inc.	32,200	3,655,022
		116,688,542
Household durables – 0.7%
Barratt Developments PLC	166,917	933,677
Beazer Homes USA, Inc. (A)	5,280	63,730
Cavco Industries, Inc. (A)	1,565	306,724
Century Communities, Inc.	4,934	221,882
D.R. Horton, Inc.	35,949	2,379,464
Dream Finders Homes, Inc., Class A (A)	3,765	40,060
Electrolux AB, Series B	36,817	497,282
Ethan Allen Interiors, Inc.	3,970	80,234
Garmin, Ltd.	17,718	1,740,794
GoPro, Inc., Class A (A)	22,311	123,380
Green Brick Partners, Inc. (A)	4,889	95,678
Hamilton Beach Brands Holding Company, Class B	853	10,586
Helen of Troy, Ltd. (A)	9,978	1,620,527
Hovnanian Enterprises, Inc., Class A (A)	967	41,378
Iida Group Holdings Company, Ltd.	24,000	368,457
Installed Building Products, Inc.	4,113	342,037
iRobot Corp. (A)	4,636	170,373
KB Home	35,161	1,000,682
La-Z-Boy, Inc.	7,241	171,684
Leggett & Platt, Inc.	33,555	1,160,332
Lennar Corp., A Shares	28,910	2,040,179
LGI Homes, Inc. (A)	3,541	307,713
M/I Homes, Inc. (A)	4,592	182,119
MDC Holdings, Inc.	9,625	310,984
Meritage Homes Corp. (A)	6,070	440,075
Mohawk Industries, Inc. (A)	5,535	686,838
Newell Brands, Inc.	44,151	840,635
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
NVR, Inc. (A)	352	$1,409,457
Open House Group Company, Ltd.	13,400	533,396
Panasonic Holdings Corp.	360,509	2,910,817
Persimmon PLC	52,108	1,185,556
PulteGroup, Inc.	26,250	1,040,288
Purple Innovation, Inc. (A)(C)	10,179	31,148
SEB SA	4,065	392,298
Sekisui Chemical Company, Ltd.	61,544	843,767
Sekisui House, Ltd.	100,626	1,766,524
Sharp Corp.	40,000	309,403
Skyline Champion Corp. (A)	9,053	429,293
Snap One Holdings Corp. (A)(C)	3,533	32,398
Sonos, Inc. (A)	21,644	390,458
Sony Group Corp.	205,900	16,792,536
Taylor Morrison Home Corp. (A)	49,449	1,155,129
Taylor Wimpey PLC	595,613	848,415
Tempur Sealy International, Inc.	44,103	942,481
The Berkeley Group Holdings PLC (A)	18,295	831,773
The Lovesac Company (A)	2,470	67,925
Toll Brothers, Inc.	27,701	1,235,465
TopBuild Corp. (A)	8,235	1,376,563
Tri Pointe Homes, Inc. (A)	17,169	289,641
Tupperware Brands Corp. (A)	8,094	51,316
Universal Electronics, Inc. (A)	2,405	61,496
Vizio Holding Corp., Class A (A)	11,834	80,708
Vuzix Corp. (A)(C)	10,525	74,728
Weber, Inc., Class A (C)	5,168	37,261
Whirlpool Corp.	6,184	957,716
		52,255,460
Internet and direct marketing retail – 1.8%
1-800-Flowers.com, Inc., Class A (A)	4,935	46,932
Amazon.com, Inc. (A)	988,827	105,023,316
CarParts.com, Inc. (A)	9,091	63,092
ContextLogic, Inc., Class A (A)	96,998	155,197
Delivery Hero SE (A)(B)(C)	26,630	1,004,639
eBay, Inc.	63,242	2,635,294
Etsy, Inc. (A)	14,784	1,082,337
Groupon, Inc. (A)	3,777	42,680
Just Eat Takeaway.com NV (A)(B)	29,827	468,684
Lands' End, Inc. (A)	3,019	32,062
Liquidity Services, Inc. (A)	4,511	60,628
Overstock.com, Inc. (A)(C)	7,251	181,348
PetMed Express, Inc.	3,601	71,660
Porch Group, Inc. (A)	14,729	37,706
Poshmark, Inc., Class A (A)	7,944	80,314
Prosus NV (A)	135,397	8,767,441
Quotient Technology, Inc. (A)	16,383	48,658
Qurate Retail, Inc., Series A	59,459	170,647
Rakuten Group, Inc.	142,005	642,091
Revolve Group, Inc. (A)	6,961	180,360
Shutterstock, Inc.	4,130	236,690
Stitch Fix, Inc., Class A (A)	14,026	69,288
The RealReal, Inc. (A)	15,491	38,573
ThredUp, Inc., Class A (A)	10,692	26,730
Vivid Seats, Inc., Class A (C)	4,665	34,848
Xometry, Inc., Class A (A)(C)	5,776	195,980
Zalando SE (A)(B)	36,357	957,739
ZOZO, Inc.	20,300	367,282
		122,722,216
Leisure products – 0.2%
Acushnet Holdings Corp.	5,780	240,910
AMMO, Inc. (A)(C)	15,487	59,625
Bandai Namco Holdings, Inc.	32,593	2,300,836
Brunswick Corp.	19,026	1,243,920
Callaway Golf Company (A)	52,900	1,079,160

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Clarus Corp.	5,070	$96,279
Hasbro, Inc.	15,121	1,238,107
Johnson Outdoors, Inc., Class A	980	59,937
Latham Group, Inc. (A)	7,835	54,297
Malibu Boats, Inc., Class A (A)	3,564	187,858
MasterCraft Boat Holdings, Inc. (A)	3,322	69,928
Mattel, Inc. (A)	88,558	1,977,500
Polaris, Inc.	14,051	1,394,983
Shimano, Inc.	11,981	2,018,280
Smith & Wesson Brands, Inc.	7,818	102,650
Sturm Ruger & Company, Inc.	2,893	184,139
Vinco Ventures, Inc. (A)	32,009	44,172
Vista Outdoor, Inc. (A)	9,347	260,781
Yamaha Corp.	22,973	947,060
YETI Holdings, Inc. (A)	21,646	936,622
		14,497,044
Multiline retail – 0.4%
Big Lots, Inc. (C)	4,874	102,208
Dillard's, Inc., Class A (C)	723	159,472
Dollar General Corp.	25,895	6,355,669
Dollar Tree, Inc. (A)	25,477	3,970,590
Franchise Group, Inc.	4,670	163,777
Kohl's Corp.	32,306	1,153,001
Macy's, Inc.	71,567	1,311,107
Next PLC	21,591	1,542,467
Nordstrom, Inc.	28,032	592,316
Ollie's Bargain Outlet Holdings, Inc. (A)	14,657	861,099
Pan Pacific International Holdings Corp.	62,100	990,075
Target Corp.	52,255	7,379,974
Wesfarmers, Ltd.	185,133	5,354,785
		29,936,540
Specialty retail – 1.6%
Abercrombie & Fitch Company, Class A (A)	8,557	144,784
Academy Sports & Outdoors, Inc.	14,144	502,678
Advance Auto Parts, Inc.	6,642	1,149,664
American Eagle Outfitters, Inc.	64,882	725,381
America's Car-Mart, Inc. (A)	1,048	105,429
Arko Corp.	14,546	118,695
Asbury Automotive Group, Inc. (A)	3,722	630,283
AutoNation, Inc. (A)	8,938	998,911
AutoZone, Inc. (A)	2,248	4,831,222
Bath & Body Works, Inc.	26,869	723,313
Bed Bath & Beyond, Inc. (A)(C)	13,848	68,825
Best Buy Company, Inc.	22,919	1,494,090
Big 5 Sporting Goods Corp. (C)	3,903	43,753
Boot Barn Holdings, Inc. (A)	5,010	345,239
Build-A-Bear Workshop, Inc.	2,539	41,690
Caleres, Inc.	6,257	164,184
Camping World Holdings, Inc., Class A (C)	6,556	141,544
CarMax, Inc. (A)	17,671	1,598,872
Chico's FAS, Inc. (A)	21,545	107,079
Chow Tai Fook Jewellery Group, Ltd. (A)	326,400	616,534
Citi Trends, Inc. (A)	1,623	38,384
Designer Brands, Inc., Class A	9,997	130,561
Destination XL Group, Inc. (A)	11,613	39,368
Dick's Sporting Goods, Inc.	14,585	1,099,271
EVgo, Inc. (A)(C)	11,866	71,315
Fast Retailing Company, Ltd.	9,546	5,014,293
Five Below, Inc. (A)	13,946	1,581,895
Foot Locker, Inc.	35,064	885,366
GameStop Corp., Class A (A)(C)	15,535	1,899,931
Genesco, Inc. (A)	2,279	113,745
Group 1 Automotive, Inc.	2,690	456,762
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
GrowGeneration Corp. (A)(C)	10,683	$38,352
Guess?, Inc. (C)	5,959	101,601
Haverty Furniture Companies, Inc.	2,623	60,801
Hennes & Mauritz AB, B Shares	119,217	1,430,919
Hibbett, Inc.	2,212	96,687
Hikari Tsushin, Inc.	3,300	339,246
Industria de Diseno Textil SA	178,061	4,046,520
JD Sports Fashion PLC	420,993	593,186
Kingfisher PLC	334,575	999,872
Lithia Motors, Inc.	7,269	1,997,594
LL Flooring Holdings, Inc. (A)	5,418	50,767
Lowe's Companies, Inc.	74,773	13,060,600
MarineMax, Inc. (A)	3,581	129,346
Monro, Inc.	5,633	241,543
Murphy USA, Inc.	9,362	2,180,129
National Vision Holdings, Inc. (A)	13,783	379,033
Nitori Holdings Company, Ltd.	13,111	1,247,679
OneWater Marine, Inc., Class A (A)	1,974	65,241
O'Reilly Automotive, Inc. (A)	7,442	4,701,558
Rent-A-Center, Inc.	9,089	176,781
RH (A)	4,418	937,765
Ross Stores, Inc.	39,628	2,783,074
Sally Beauty Holdings, Inc. (A)	17,995	214,500
Shoe Carnival, Inc.	3,239	69,995
Signet Jewelers, Ltd.	7,883	421,425
Sleep Number Corp. (A)	3,739	115,722
Sonic Automotive, Inc., Class A	3,390	124,176
Sportsman's Warehouse Holdings, Inc. (A)	7,680	73,651
The Aaron's Company, Inc.	5,218	75,922
The Buckle, Inc.	5,164	142,991
The Cato Corp., Class A	3,670	42,609
The Children's Place, Inc. (A)	2,258	87,881
The Container Store Group, Inc. (A)	6,129	38,184
The Gap, Inc.	52,954	436,341
The Home Depot, Inc.	116,826	32,041,867
The ODP Corp. (A)	7,298	220,692
The TJX Companies, Inc.	132,751	7,414,143
Tilly's, Inc., Class A	4,753	33,366
Tractor Supply Company	12,676	2,457,243
TravelCenters of America, Inc. (A)	2,237	77,109
Ulta Beauty, Inc. (A)	5,915	2,280,114
Urban Outfitters, Inc. (A)	11,299	210,839
USS Company, Ltd.	35,748	619,587
Victoria's Secret & Company (A)	17,063	477,252
Volta, Inc. (A)(C)	23,599	30,679
Warby Parker, Inc., Class A (A)(C)	14,188	159,757
Williams-Sonoma, Inc.	17,594	1,952,054
Winmark Corp.	495	96,807
Zumiez, Inc. (A)	2,841	73,866
		111,530,127
Textiles, apparel and luxury goods – 1.4%
adidas AG	28,222	5,013,099
Allbirds, Inc., Class A (A)	17,198	67,588
Burberry Group PLC	65,256	1,309,132
Capri Holdings, Ltd. (A)	37,086	1,520,897
Carter's, Inc.	10,123	713,469
Cie Financiere Richemont SA, A Shares	85,209	9,165,343
Columbia Sportswear Company	8,371	599,196
Crocs, Inc. (A)	25,749	1,253,204
Deckers Outdoor Corp. (A)	6,844	1,747,615
Ermenegildo Zegna Holditalia SpA (A)(C)	8,378	88,388
EssilorLuxottica SA	46,939	7,116,543
Fossil Group, Inc. (A)	8,591	44,415
G-III Apparel Group, Ltd. (A)	7,631	154,375
Hanesbrands, Inc.	87,624	901,651

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Hermes International	5,170	$5,818,459
Kering SA	12,213	6,329,104
Kontoor Brands, Inc.	9,583	319,785
LVMH Moet Hennessy Louis Vuitton SE	45,317	27,773,775
Moncler SpA	33,506	1,443,639
Movado Group, Inc.	2,766	85,552
NIKE, Inc., Class B	143,614	14,677,351
Oxford Industries, Inc.	2,622	232,676
Pandora A/S	15,507	985,198
PLBY Group, Inc. (A)(C)	5,756	36,838
Puma SE	17,234	1,143,415
PVH Corp.	8,160	464,304
Ralph Lauren Corp.	5,398	483,931
Rocky Brands, Inc.	1,389	47,476
Skechers USA, Inc., Class A (A)	33,887	1,205,699
Steven Madden, Ltd.	13,358	430,261
Superior Group of Companies, Inc.	2,705	48,014
Tapestry, Inc.	27,473	838,476
The Swatch Group AG	8,588	383,183
The Swatch Group AG, Bearer Shares	4,723	1,121,894
Under Armour, Inc., Class A (A)	47,400	394,842
Under Armour, Inc., Class C (A)	50,930	386,049
VF Corp.	35,323	1,560,217
Wolverine World Wide, Inc.	13,714	276,474
		96,181,527
		730,437,790
Consumer staples – 7.5%
Beverages – 1.7%
Anheuser-Busch InBev SA/NV	141,785	7,635,397
Asahi Group Holdings, Ltd.	74,481	2,449,335
Brown-Forman Corp., Class B	21,311	1,495,180
Budweiser Brewing Company APAC, Ltd. (B)	281,000	843,196
Carlsberg A/S, Class B	16,389	2,094,559
Celsius Holdings, Inc. (A)	9,261	604,373
Coca-Cola Consolidated, Inc.	793	447,173
Coca-Cola Europacific Partners PLC	33,558	1,731,928
Coca-Cola HBC AG	32,851	731,975
Constellation Brands, Inc., Class A	18,301	4,265,231
Davide Campari-Milano NV	85,326	900,163
Diageo PLC	377,961	16,325,156
Heineken Holding NV	16,456	1,195,440
Heineken NV	42,311	3,851,214
Ito En, Ltd.	8,700	391,263
Keurig Dr. Pepper, Inc.	83,356	2,949,969
Kirin Holdings Company, Ltd. (C)	134,292	2,121,416
MGP Ingredients, Inc.	2,353	235,512
Molson Coors Beverage Company, Class B	21,971	1,197,639
Monster Beverage Corp. (A)	42,479	3,937,803
National Beverage Corp.	3,986	195,075
PepsiCo, Inc.	156,290	26,047,291
Pernod Ricard SA	34,198	6,322,346
Primo Water Corp.	26,425	353,567
Remy Cointreau SA	3,755	658,858
Suntory Beverage & Food, Ltd. (C)	22,659	855,671
The Boston Beer Company, Inc., Class A (A)	2,361	715,312
The Coca-Cola Company	440,921	27,738,340
The Duckhorn Portfolio, Inc. (A)	6,133	129,161
The Vita Coco Company, Inc. (A)	4,995	48,901
Treasury Wine Estates, Ltd.	117,831	924,055
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Vintage Wine Estates, Inc. (A)	5,750	$45,195
		119,437,694
Food and staples retailing – 1.4%
Aeon Company, Ltd.	106,778	1,854,747
BJ's Wholesale Club Holdings, Inc. (A)	33,893	2,112,212
Carrefour SA (C)	101,323	1,798,614
Casey's General Stores, Inc.	9,324	1,724,754
Coles Group, Ltd.	218,110	2,684,138
Costco Wholesale Corp.	50,115	24,019,117
Endeavour Group, Ltd.	219,264	1,147,077
Grocery Outlet Holding Corp. (A)	22,032	939,224
HelloFresh SE (A)	26,974	880,018
HF Foods Group, Inc. (A)	6,967	36,368
Ingles Markets, Inc., Class A	2,427	210,542
J Sainsbury PLC	285,613	710,794
Jeronimo Martins SGPS SA	46,225	1,002,081
Kesko OYJ, B Shares	44,585	1,055,140
Kobe Bussan Company, Ltd.	24,600	604,693
Koninklijke Ahold Delhaize NV	170,700	4,443,151
Ocado Group PLC (A)	79,747	760,205
Performance Food Group Company (A)	38,942	1,790,553
PriceSmart, Inc.	4,100	293,683
Rite Aid Corp. (A)	9,584	64,596
Seven & i Holdings Company, Ltd.	123,029	4,773,571
SpartanNash Company	6,128	184,882
Sprouts Farmers Market, Inc. (A)	46,129	1,167,986
Sysco Corp.	57,543	4,874,468
Tesco PLC	1,245,920	3,883,038
The Andersons, Inc.	5,463	180,224
The Chefs' Warehouse, Inc. (A)	5,826	226,573
The Kroger Company	74,217	3,512,691
United Natural Foods, Inc. (A)	9,804	386,278
Village Super Market, Inc., Class A	1,936	44,160
Walgreens Boots Alliance, Inc.	80,897	3,065,996
Walmart, Inc.	158,708	19,295,719
Weis Markets, Inc.	2,797	208,488
Welcia Holdings Company, Ltd.	15,400	309,608
Woolworths Group, Ltd.	197,837	4,859,340
		95,104,729
Food products – 1.9%
Ajinomoto Company, Inc.	76,196	1,858,086
Alico, Inc.	1,185	42,222
AppHarvest, Inc. (A)(C)	12,860	44,881
Archer-Daniels-Midland Company	63,624	4,937,222
Associated British Foods PLC	58,153	1,122,095
B&G Foods, Inc. (C)	11,384	270,712
Barry Callebaut AG	582	1,302,177
Benson Hill, Inc. (A)(C)	30,039	82,307
Beyond Meat, Inc. (A)	10,421	249,479
BRC, Inc., Class A (A)	4,676	38,156
Calavo Growers, Inc.	3,014	125,744
Cal-Maine Foods, Inc.	6,343	313,408
Campbell Soup Company	23,575	1,132,779
Chocoladefabriken Lindt & Spruengli AG	18	1,889,260
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	174	1,771,675
Conagra Brands, Inc.	52,554	1,799,449
Danone SA	106,641	5,972,129
Darling Ingredients, Inc. (A)	40,578	2,426,564
Flowers Foods, Inc.	50,073	1,317,921
Fresh Del Monte Produce, Inc.	5,072	149,776
General Mills, Inc.	68,062	5,135,278
Hormel Foods Corp.	32,901	1,558,191
Hostess Brands, Inc. (A)	23,128	490,545
Ingredion, Inc.	16,637	1,466,718

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
J&J Snack Foods Corp.	2,548	$355,854
JDE Peet's NV	16,412	467,288
John B. Sanfilippo & Son, Inc.	1,471	106,633
Kellogg Company	28,238	2,014,499
Kerry Group PLC, Class A	24,777	2,369,474
Kerry Group PLC, Class A (London Stock Exchange)	1,204	116,408
Kikkoman Corp.	23,746	1,263,687
Lamb Weston Holdings, Inc.	16,933	1,210,032
Lancaster Colony Corp.	8,234	1,060,375
Landec Corp. (A)	4,877	48,624
McCormick & Company, Inc.	27,831	2,316,931
MEIJI Holdings Company, Ltd.	18,700	918,877
Mission Produce, Inc. (A)	6,864	97,812
Mondelez International, Inc., Class A	156,355	9,708,082
Mowi ASA	67,529	1,544,231
Nestle SA	459,508	53,703,931
Nisshin Seifun Group, Inc.	32,300	378,009
Nissin Foods Holdings Company, Ltd.	10,175	702,799
Orkla ASA	122,603	982,135
Pilgrim's Pride Corp. (A)	12,076	377,133
Post Holdings, Inc. (A)	14,040	1,156,194
Salmar ASA	9,615	680,705
Sanderson Farms, Inc.	8,893	1,916,708
Seneca Foods Corp., Class A (A)	1,055	58,595
Sovos Brands, Inc. (A)	4,915	78,001
SunOpta, Inc. (A)	17,095	132,999
Tattooed Chef, Inc. (A)(C)	8,806	55,478
The Hain Celestial Group, Inc. (A)	35,268	837,262
The Hershey Company	16,430	3,535,079
The J.M. Smucker Company	12,637	1,617,662
The Kraft Heinz Company	79,796	3,043,419
The Simply Good Foods Company (A)	15,175	573,160
Tootsie Roll Industries, Inc.	2,409	85,158
TreeHouse Foods, Inc. (A)	8,572	358,481
Tyson Foods, Inc., Class A	32,817	2,824,231
Utz Brands, Inc.	11,170	154,369
Vital Farms, Inc. (A)	5,487	48,011
WH Group, Ltd. (B)	1,361,500	1,053,781
Whole Earth Brands, Inc. (A)	7,740	47,988
Wilmar International, Ltd.	313,603	912,767
Yakult Honsha Company, Ltd.	20,903	1,205,673
		135,615,309
Household products – 1.0%
Central Garden & Pet Company (A)	2,847	120,770
Central Garden & Pet Company, Class A (A)	5,648	225,976
Church & Dwight Company, Inc.	26,892	2,491,813
Colgate-Palmolive Company	94,711	7,590,140
Energizer Holdings, Inc.	27,586	782,063
Essity AB, B Shares	99,411	2,598,660
Henkel AG & Company KGaA	16,963	1,042,212
Kimberly-Clark Corp.	38,158	5,157,054
Reckitt Benckiser Group PLC	116,686	8,776,220
The Clorox Company	13,471	1,899,142
The Procter & Gamble Company	271,225	38,999,443
Unicharm Corp.	65,900	2,211,421
WD-40 Company	2,262	455,476
		72,350,390
Personal products – 0.8%
Beiersdorf AG	16,454	1,688,464
BellRing Brands, Inc. (A)	47,123	1,172,891
Coty, Inc., Class A (A)	86,442	692,400
Edgewell Personal Care Company	9,020	311,370
elf Beauty, Inc. (A)	8,315	255,104
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Herbalife Nutrition, Ltd. (A)	16,718	$341,883
Inter Parfums, Inc.	3,050	222,833
Kao Corp. (C)	77,575	3,145,625
Kobayashi Pharmaceutical Company, Ltd.	8,700	538,802
Kose Corp. (C)	5,400	492,134
L'Oreal SA	39,329	13,655,239
Medifast, Inc.	1,914	345,496
Nu Skin Enterprises, Inc., Class A	21,002	909,387
Shiseido Company, Ltd.	65,260	2,630,447
The Beauty Health Company (A)	16,968	218,208
The Estee Lauder Companies, Inc., Class A	26,199	6,672,099
The Honest Company, Inc. (A)	12,499	36,497
Unilever PLC	418,040	19,054,176
USANA Health Sciences, Inc. (A)	1,861	134,662
Veru, Inc. (A)(C)	11,059	124,967
		52,642,684
Tobacco – 0.7%
22nd Century Group, Inc. (A)(C)	29,004	61,779
Altria Group, Inc.	204,574	8,545,056
British American Tobacco PLC	355,379	15,233,058
Imperial Brands PLC	147,383	3,299,569
Japan Tobacco, Inc. (C)	195,866	3,394,118
Philip Morris International, Inc.	175,194	17,298,656
Swedish Match AB	257,912	2,631,357
Turning Point Brands, Inc.	2,608	70,755
Universal Corp.	3,972	240,306
Vector Group, Ltd.	24,135	253,418
		51,028,072
		526,178,878
Energy – 4.3%
Energy equipment and services – 0.3%
Archrock, Inc.	22,675	187,522
Baker Hughes Company	105,614	3,049,076
Borr Drilling, Ltd. (A)	23,223	107,058
Bristow Group, Inc. (A)	3,924	91,822
Cactus, Inc., Class A	9,887	398,149
ChampionX Corp.	85,530	1,697,771
Diamond Offshore Drilling, Inc. (A)(C)	17,147	100,996
DMC Global, Inc. (A)	3,382	60,977
Dril-Quip, Inc. (A)	5,761	148,634
Expro Group Holdings NV (A)	13,276	152,940
Halliburton Company	101,633	3,187,211
Helix Energy Solutions Group, Inc. (A)	25,513	79,090
Helmerich & Payne, Inc.	17,311	745,412
Liberty Energy, Inc. (A)	24,092	307,414
Nabors Industries, Ltd. (A)	1,544	206,742
National Energy Services Reunited Corp. (A)	6,702	45,440
Newpark Resources, Inc. (A)	15,788	48,785
NexTier Oilfield Solutions, Inc. (A)	29,769	283,103
Noble Corp. (A)	6,290	159,452
NOV, Inc.	98,684	1,668,746
Oceaneering International, Inc. (A)	17,267	184,412
Oil States International, Inc. (A)	11,019	59,723
Patterson-UTI Energy, Inc.	36,295	572,009
ProPetro Holding Corp. (A)	14,984	149,840
RPC, Inc. (A)	12,756	88,144
Schlumberger NV	159,519	5,704,399
Select Energy Services, Inc., Class A (A)	12,580	85,796
Solaris Oilfield Infrastructure, Inc., Class A	5,569	60,591
Tenaris SA	77,082	990,051
TETRA Technologies, Inc. (A)	21,935	89,056
Tidewater, Inc. (A)	6,571	138,582

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
U.S. Silica Holdings, Inc. (A)	12,882	$147,112
Valaris, Ltd. (A)	10,215	431,482
Weatherford International PLC (A)	12,047	255,035
		21,682,572
Oil, gas and consumable fuels – 4.0%
Aemetis, Inc. (A)(C)	5,475	26,882
Aker BP ASA (C)	20,574	712,537
Alto Ingredients, Inc. (A)	13,064	48,467
Amplify Energy Corp. (A)	6,480	42,379
Ampol, Ltd.	38,899	918,112
Antero Midstream Corp.	81,736	739,711
APA Corp.	38,559	1,345,709
Arch Resources, Inc.	2,558	366,024
Archaea Energy, Inc. (A)	10,196	158,344
Ardmore Shipping Corp. (A)	6,563	45,744
Berry Corp.	13,925	106,109
BP PLC	3,178,641	14,925,292
Brigham Minerals, Inc., Class A	8,524	209,946
California Resources Corp.	13,103	504,466
Callon Petroleum Company (A)	8,316	325,987
Centennial Resource Development, Inc., Class A (A)	34,913	208,780
Centrus Energy Corp., Class A (A)	1,994	49,352
Chevron Corp.	222,137	32,160,995
Civitas Resources, Inc.	12,392	647,978
Clean Energy Fuels Corp. (A)	29,090	130,323
CNX Resources Corp. (A)	81,376	1,339,449
Comstock Resources, Inc. (A)	15,499	187,228
ConocoPhillips	146,224	13,132,377
CONSOL Energy, Inc. (A)	5,811	286,947
Coterra Energy, Inc.	91,341	2,355,684
Crescent Energy Company, Class A (C)	5,721	71,398
CVR Energy, Inc.	5,014	167,969
Delek US Holdings, Inc. (A)	11,856	306,359
Denbury, Inc. (A)	8,529	511,655
Devon Energy Corp.	69,333	3,820,942
DHT Holdings, Inc.	23,501	144,061
Diamondback Energy, Inc.	18,836	2,281,981
Dorian LPG, Ltd.	5,471	83,159
DT Midstream, Inc.	24,303	1,191,333
Earthstone Energy, Inc., Class A (A)(C)	7,341	100,205
ENEOS Holdings, Inc.	500,911	1,884,824
Energy Fuels, Inc. (A)(C)	26,911	132,133
Eni SpA	411,993	4,886,509
EOG Resources, Inc.	66,184	7,309,361
EQT Corp.	74,272	2,554,957
Equinor ASA	159,531	5,558,919
Equitrans Midstream Corp.	171,828	1,092,826
Excelerate Energy, Inc., Class A (A)	3,201	63,764
Exxon Mobil Corp.	476,133	40,776,030
FLEX LNG, Ltd.	4,848	132,787
Frontline, Ltd. (A)(C)	21,107	187,008
Galp Energia SGPS SA	81,824	957,421
Gevo, Inc. (A)(C)	34,649	81,425
Golar LNG, Ltd. (A)	17,164	390,481
Green Plains, Inc. (A)	8,972	243,769
Gulfport Energy Corp. (A)	1,925	153,057
Hess Corp.	31,221	3,307,553
HF Sinclair Corp.	37,576	1,696,932
Idemitsu Kosan Company, Ltd.	33,986	811,880
Inpex Corp. (C)	169,741	1,819,670
International Seaways, Inc.	8,279	175,515
Kinder Morgan, Inc.	220,013	3,687,418
Kinetik Holdings, Inc.	2,830	96,616
Kosmos Energy, Ltd. (A)	76,468	473,337
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Laredo Petroleum, Inc. (A)	2,902	$200,064
Lundin Energy AB (C)	32,671	22,215
Magnolia Oil & Gas Corp., Class A	28,109	590,008
Marathon Oil Corp.	79,871	1,795,500
Marathon Petroleum Corp.	61,148	5,026,977
Matador Resources Company	46,888	2,184,512
Murphy Oil Corp.	61,532	1,857,651
Neste OYJ	69,059	3,071,812
Nordic American Tankers, Ltd. (C)	33,656	71,687
Northern Oil and Gas, Inc.	11,102	280,437
Oasis Petroleum, Inc.	3,274	398,282
Occidental Petroleum Corp.	100,587	5,922,563
OMV AG	24,040	1,130,619
ONEOK, Inc.	50,189	2,785,490
Par Pacific Holdings, Inc. (A)	8,301	129,413
PBF Energy, Inc., Class A (A)	16,347	474,390
PDC Energy, Inc.	23,975	1,477,100
Peabody Energy Corp. (A)	19,913	424,744
Phillips 66	54,558	4,473,210
Pioneer Natural Resources Company	25,445	5,676,271
Range Resources Corp. (A)	65,119	1,611,695
Ranger Oil Corp., Class A (A)	3,670	120,633
Repsol SA	236,859	3,491,775
REX American Resources Corp. (A)	921	78,101
Riley Exploration Permian, Inc.	1,828	44,201
Ring Energy, Inc. (A)	15,361	40,860
SandRidge Energy, Inc. (A)	5,546	86,906
Santos, Ltd.	525,222	2,662,969
Scorpio Tankers, Inc.	8,401	289,919
SFL Corp., Ltd.	19,364	183,764
Shell PLC	1,241,974	32,344,455
SilverBow Resources, Inc. (A)	2,010	57,004
Sitio Royalties Corp.	2,195	50,880
SM Energy Company	20,485	700,382
Talos Energy, Inc. (A)	11,202	173,295
Targa Resources Corp.	57,278	3,417,778
Teekay Corp. (A)	14,178	40,833
Teekay Tankers, Ltd., Class A (A)	3,985	70,256
Tellurian, Inc. (A)	86,621	258,131
The Williams Companies, Inc.	137,656	4,296,244
TotalEnergies SE	404,706	21,302,496
Uranium Energy Corp. (A)(C)	48,237	148,570
Ur-Energy, Inc. (A)(C)	33,473	35,481
VAALCO Energy, Inc. (C)	10,346	71,801
Valero Energy Corp.	46,127	4,902,378
Vertex Energy, Inc. (A)(C)	9,322	98,067
W&T Offshore, Inc. (A)	16,167	69,841
Washington H. Soul Pattinson & Company, Ltd.	35,344	575,605
Whiting Petroleum Corp.	6,618	450,223
Woodside Energy Group, Ltd.	158,277	3,478,693
World Fuel Services Corp.	10,268	210,083
		277,484,340
		299,166,912
Financials – 13.2%
Banks – 5.7%
1st Source Corp.	2,562	116,315
ABN AMRO Bank NV (B)	69,049	775,873
ACNB Corp.	1,845	54,778
Allegiance Bancshares, Inc.	3,259	123,060
Amalgamated Financial Corp.	2,764	54,672
Amerant Bancorp, Inc.	4,880	137,226
American National Bankshares, Inc.	2,209	76,453
Ameris Bancorp	11,174	448,971
Arrow Financial Corp.	2,486	79,080

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Associated Banc-Corp.	62,680	$1,144,537
Atlantic Union Bankshares Corp.	12,492	423,729
Australia & New Zealand Banking Group, Ltd.	457,655	6,970,410
Banc of California, Inc.	9,372	165,135
BancFirst Corp.	3,294	315,269
Banco Bilbao Vizcaya Argentaria SA	1,088,435	4,944,299
Banco Espirito Santo SA (A)	625,609	7
Banco Santander SA	2,830,606	8,008,952
Bank First Corp.	1,100	83,391
Bank Hapoalim BM	207,254	1,740,358
Bank Leumi Le-Israel BM	237,164	2,121,674
Bank of America Corp.	801,159	24,940,080
Bank of Hawaii Corp.	10,122	753,077
Bank of Marin Bancorp	2,961	94,101
Bank OZK	28,971	1,087,282
BankUnited, Inc.	13,480	479,484
Bankwell Financial Group, Inc.	1,475	45,799
Banner Corp.	5,506	309,492
Bar Harbor Bankshares	3,000	77,580
Barclays PLC	2,735,262	5,114,822
BayCom Corp.	2,719	56,229
BCB Bancorp, Inc.	3,087	52,572
Berkshire Hills Bancorp, Inc.	7,812	193,503
Blue Ridge Bankshares, Inc. (C)	3,343	51,215
BNP Paribas SA	181,338	8,673,752
BOC Hong Kong Holdings, Ltd.	604,241	2,399,425
Brookline Bancorp, Inc.	12,877	171,393
Business First Bancshares, Inc.	4,021	85,688
Byline Bancorp, Inc.	4,104	97,675
Cadence Bank	76,791	1,803,053
CaixaBank SA	723,679	2,534,361
Cambridge Bancorp	1,183	97,834
Camden National Corp.	2,424	106,777
Capital Bancorp, Inc.	2,117	45,939
Capital City Bank Group, Inc.	2,514	70,115
Capstar Financial Holdings, Inc.	4,009	78,657
Carter Bankshares, Inc. (A)	5,199	68,627
Cathay General Bancorp	30,807	1,206,094
CBTX, Inc.	3,449	91,709
Central Pacific Financial Corp.	4,688	100,558
Citigroup, Inc.	219,171	10,079,674
Citizens & Northern Corp.	3,072	74,250
Citizens Financial Group, Inc.	55,222	1,970,873
City Holding Company	2,258	180,369
Civista Bancshares, Inc.	3,092	65,736
CNB Financial Corp.	3,195	77,287
Coastal Financial Corp. (A)	1,956	74,563
Colony Bankcorp, Inc.	3,704	55,893
Columbia Banking System, Inc.	13,037	373,510
Comerica, Inc.	15,240	1,118,311
Commerce Bancshares, Inc.	27,602	1,812,071
Commerzbank AG (A)	173,765	1,232,886
Commonwealth Bank of Australia	278,543	17,402,397
Community Bank System, Inc.	8,678	549,144
Community Trust Bancorp, Inc.	2,485	100,493
Concordia Financial Group, Ltd.	177,746	617,162
ConnectOne Bancorp, Inc.	6,398	156,431
Credit Agricole SA	203,299	1,874,205
CrossFirst Bankshares, Inc. (A)	8,077	106,616
Cullen/Frost Bankers, Inc.	14,332	1,668,961
Customers Bancorp, Inc. (A)	5,229	177,263
CVB Financial Corp.	22,240	551,774
Danske Bank A/S	112,592	1,602,489
DBS Group Holdings, Ltd.	295,683	6,326,845
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Dime Community Bancshares, Inc.	5,570	$165,151
DNB Bank ASA	151,844	2,748,917
Eagle Bancorp, Inc.	5,192	246,153
East West Bancorp, Inc.	35,652	2,310,250
Eastern Bankshares, Inc.	26,959	497,663
Enterprise Financial Services Corp.	5,709	236,924
Equity Bancshares, Inc., Class A	2,813	82,027
Erste Group Bank AG	56,127	1,426,258
Esquire Financial Holdings, Inc.	1,523	50,716
Farmers & Merchants Bancorp, Inc. (C)	2,283	75,773
Farmers National Banc Corp.	5,816	87,240
FB Financial Corp.	6,063	237,791
Fifth Third Bancorp	76,618	2,574,365
Financial Institutions, Inc.	2,916	75,874
FinecoBank Banca Fineco SpA	99,557	1,194,342
First Bancorp (North Carolina)	5,893	205,666
First Bancorp (Puerto Rico)	33,094	427,244
First Bank	3,698	51,698
First Busey Corp.	8,655	197,767
First Business Financial Services, Inc.	1,655	51,619
First Commonwealth Financial Corp.	15,519	208,265
First Community Bankshares, Inc.	3,138	92,289
First Financial Bancorp	15,529	301,263
First Financial Bankshares, Inc.	53,990	2,120,187
First Financial Corp.	1,866	83,037
First Foundation, Inc.	8,688	177,930
First Horizon Corp.	134,379	2,937,525
First Internet Bancorp	1,826	67,233
First Interstate BancSystem, Inc., Class A	15,686	597,793
First Merchants Corp.	9,311	331,658
First Mid Bancshares, Inc.	3,239	115,535
First Republic Bank	20,132	2,903,034
First Western Financial, Inc. (A)	1,551	42,172
Flushing Financial Corp.	5,110	108,639
FNB Corp.	84,769	920,591
Fulton Financial Corp.	66,073	954,755
FVCBankcorp, Inc. (A)	2,861	53,873
German American Bancorp, Inc.	4,489	153,434
Glacier Bancorp, Inc.	45,825	2,173,022
Great Southern Bancorp, Inc.	1,565	91,646
Guaranty Bancshares, Inc.	1,668	60,465
Hancock Whitney Corp.	36,111	1,600,801
Hang Seng Bank, Ltd.	124,790	2,211,391
Hanmi Financial Corp.	5,361	120,301
HarborOne Bancorp, Inc.	8,200	113,078
Heartland Financial USA, Inc.	6,659	276,615
Heritage Commerce Corp.	10,646	113,806
Heritage Financial Corp.	5,789	145,651
Hilltop Holdings, Inc.	10,170	271,132
Home BancShares, Inc.	79,296	1,646,978
HomeStreet, Inc.	3,140	108,864
HomeTrust Bancshares, Inc.	2,881	72,025
Hope Bancorp, Inc.	19,206	265,811
Horizon Bancorp, Inc.	7,150	124,553
HSBC Holdings PLC	3,305,880	21,595,732
Huntington Bancshares, Inc.	159,026	1,913,083
Independent Bank Corp. (Massachusetts)	7,699	611,532
Independent Bank Corp. (Michigan)	4,030	77,698
Independent Bank Group, Inc.	6,068	412,078
ING Groep NV	637,282	6,278,247
International Bancshares Corp.	22,280	892,982
Intesa Sanpaolo SpA	2,695,976	5,045,435
Israel Discount Bank, Ltd., Class A	201,924	1,057,359
Japan Post Bank Company, Ltd.	67,300	523,962
John Marshall Bancorp, Inc.	2,283	51,459

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
JPMorgan Chase & Co.	331,946	$37,380,439
KBC Group NV	40,830	2,297,136
KeyCorp	108,317	1,866,302
Lakeland Bancorp, Inc.	10,589	154,811
Lakeland Financial Corp.	4,031	267,739
Live Oak Bancshares, Inc.	5,638	191,072
Lloyds Banking Group PLC	11,588,437	5,962,327
M&T Bank Corp.	20,243	3,226,532
Macatawa Bank Corp.	7,312	64,638
Mediobanca Banca di Credito Finanziario SpA	98,805	856,899
Mercantile Bank Corp.	2,880	92,016
Meta Financial Group, Inc.	4,999	193,311
Metrocity Bankshares, Inc.	3,582	72,750
Metropolitan Bank Holding Corp. (A)	1,781	123,637
Mid Penn Bancorp, Inc.	2,862	77,188
Midland States Bancorp, Inc.	3,803	91,424
MidWestOne Financial Group, Inc.	2,660	79,055
Mitsubishi UFJ Financial Group, Inc.	1,951,268	10,439,377
Mizrahi Tefahot Bank, Ltd.	25,121	836,292
Mizuho Financial Group, Inc.	393,750	4,482,810
MVB Financial Corp.	2,007	62,438
National Australia Bank, Ltd.	527,867	10,009,858
National Bank Holdings Corp., Class A	4,805	183,887
NatWest Group PLC	917,272	2,441,559
NBT Bancorp, Inc.	6,673	250,838
Nicolet Bankshares, Inc. (A)	2,022	146,271
Nordea Bank ABP (Nasdaq Stockholm Exchange)	540,151	4,771,434
Northeast Bank	1,403	51,252
Northwest Bancshares, Inc.	19,815	253,632
OceanFirst Financial Corp.	9,564	182,959
OFG Bancorp	8,006	203,352
Old National Bancorp	122,021	1,804,691
Old Second Bancorp, Inc.	7,712	103,187
Origin Bancorp, Inc.	3,874	150,311
Orrstown Financial Services, Inc.	2,462	59,507
Oversea-Chinese Banking Corp., Ltd.	552,724	4,534,020
Pacific Premier Bancorp, Inc.	15,676	458,366
PacWest Bancorp	29,507	786,657
Park National Corp.	2,251	272,934
Parke Bancorp, Inc.	2,199	46,091
PCB Bancorp	2,941	54,938
Peapack-Gladstone Financial Corp.	3,147	93,466
Peoples Bancorp, Inc.	4,725	125,685
Peoples Financial Services Corp.	1,343	74,993
Pinnacle Financial Partners, Inc.	19,190	1,387,629
Preferred Bank	2,304	156,718
Premier Financial Corp.	6,207	157,347
Primis Financial Corp.	4,977	67,837
Professional Holding Corp., Class A (A)	2,579	51,709
Prosperity Bancshares, Inc.	23,159	1,581,065
QCR Holdings, Inc.	2,728	147,285
RBB Bancorp	2,949	60,956
Red River Bancshares, Inc.	916	49,537
Regions Financial Corp.	104,263	1,954,931
Renasant Corp.	9,069	261,278
Republic Bancorp, Inc., Class A	1,564	75,463
Republic First Bancorp, Inc. (A)	10,501	40,009
Resona Holdings, Inc.	352,746	1,319,451
S&T Bancorp, Inc.	6,365	174,592
Sandy Spring Bancorp, Inc.	7,272	284,117
Seacoast Banking Corp. of Florida	10,163	335,786
ServisFirst Bancshares, Inc.	8,370	660,560
Shore Bancshares, Inc.	3,621	66,989
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sierra Bancorp	3,014	$65,494
Signature Bank	7,315	1,310,921
Silvergate Capital Corp., Class A (A)	5,344	286,064
Simmons First National Corp., Class A	20,439	434,533
Skandinaviska Enskilda Banken AB, A Shares	265,668	2,617,318
SmartFinancial, Inc.	2,965	71,634
Societe Generale SA	129,816	2,870,192
South Plains Financial, Inc.	2,108	50,887
Southern First Bancshares, Inc. (A)	1,562	68,088
Southside Bancshares, Inc.	4,855	181,674
SouthState Corp.	12,486	963,295
Standard Chartered PLC	425,604	3,213,051
Stock Yards Bancorp, Inc.	4,814	287,973
Sumitomo Mitsui Financial Group, Inc.	213,158	6,336,142
Sumitomo Mitsui Trust Holdings, Inc.	55,183	1,705,484
SVB Financial Group (A)	6,593	2,604,169
Svenska Handelsbanken AB, A Shares	238,092	2,043,759
Swedbank AB, A Shares	147,827	1,874,830
Synovus Financial Corp.	36,515	1,316,366
Texas Capital Bancshares, Inc. (A)	21,308	1,121,653
The Bancorp, Inc. (A)	9,620	187,782
The Bank of NT Butterfield & Son, Ltd.	8,424	262,745
The Chiba Bank, Ltd.	86,564	473,825
The First Bancshares, Inc.	3,513	100,472
The First of Long Island Corp.	4,603	80,691
The PNC Financial Services Group, Inc.	46,755	7,376,536
The Shizuoka Bank, Ltd.	72,908	438,969
Third Coast Bancshares, Inc. (A)	2,644	57,904
Tompkins Financial Corp.	2,166	156,169
Towne Bank	11,022	299,247
TriCo Bancshares	5,251	239,656
Triumph Bancorp, Inc. (A)	4,105	256,809
Truist Financial Corp.	150,345	7,130,863
Trustmark Corp.	10,049	293,330
U.S. Bancorp	152,715	7,027,944
UMB Financial Corp.	18,007	1,550,403
Umpqua Holdings Corp.	54,529	914,451
UniCredit SpA	345,214	3,298,983
United Bankshares, Inc.	56,239	1,972,302
United Community Banks, Inc.	17,746	535,752
United Overseas Bank, Ltd.	192,639	3,639,359
Unity Bancorp, Inc.	1,624	43,004
Univest Financial Corp.	5,119	130,227
Valley National Bancorp	178,426	1,857,415
Veritex Holdings, Inc.	8,803	257,576
Washington Federal, Inc.	26,711	801,864
Washington Trust Bancorp, Inc.	2,895	140,031
Webster Financial Corp.	44,745	1,886,002
Wells Fargo & Company	428,201	16,772,633
WesBanco, Inc.	9,390	297,757
West BanCorp, Inc.	3,265	79,470
Westamerica BanCorp	4,071	226,592
Westpac Banking Corp.	571,508	7,709,021
Wintrust Financial Corp.	14,388	1,153,198
Zions Bancorp NA	17,681	899,963
		402,572,454
Capital markets – 2.6%
3i Group PLC	158,867	2,153,255
abrdn PLC	355,981	694,859
Affiliated Managers Group, Inc.	9,716	1,132,886
Ameriprise Financial, Inc.	12,465	2,962,681
Amundi SA (B)	9,945	547,542
Artisan Partners Asset Management, Inc., Class A	10,145	360,858

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
AssetMark Financial Holdings, Inc. (A)	3,729	$69,993
ASX, Ltd.	31,602	1,786,290
B. Riley Financial, Inc.	3,470	146,608
BGC Partners, Inc., Class A	55,463	186,910
BlackRock, Inc.	16,095	9,802,499
Blucora, Inc. (A)	8,180	151,003
Brightsphere Investment Group, Inc.	5,496	98,983
Cboe Global Markets, Inc.	12,436	1,407,631
CME Group, Inc.	40,625	8,315,938
Cohen & Steers, Inc.	4,284	272,420
Cowen, Inc., Class A	4,512	106,889
Credit Suisse Group AG	432,698	2,469,774
Daiwa Securities Group, Inc.	221,908	993,622
Deutsche Bank AG	337,371	2,964,714
Deutsche Boerse AG	31,015	5,208,246
Diamond Hill Investment Group, Inc.	532	92,376
Donnelley Financial Solutions, Inc. (A)	4,795	140,446
Ellington Financial, Inc.	9,635	141,345
EQT AB	48,299	992,691
Euronext NV (B)	13,987	1,147,113
Evercore, Inc., Class A	10,199	954,728
FactSet Research Systems, Inc.	4,408	1,695,185
Federated Hermes, Inc.	37,830	1,202,616
Focus Financial Partners, Inc., Class A (A)	9,838	335,082
Franklin Resources, Inc.	32,790	764,335
Futu Holdings, Ltd., ADR (A)(C)	9,700	506,437
GCM Grosvenor, Inc., Class A	8,075	55,314
Hamilton Lane, Inc., Class A	5,971	401,132
Hargreaves Lansdown PLC	58,069	560,276
Hong Kong Exchanges & Clearing, Ltd.	196,571	9,721,662
Houlihan Lokey, Inc.	8,558	675,483
Interactive Brokers Group, Inc., Class A	21,971	1,208,625
Intercontinental Exchange, Inc.	63,075	5,931,573
Invesco, Ltd.	39,799	641,958
Janus Henderson Group PLC	42,154	991,041
Japan Exchange Group, Inc.	82,000	1,188,559
Jefferies Financial Group, Inc.	48,137	1,329,544
Julius Baer Group, Ltd.	36,112	1,675,238
London Stock Exchange Group PLC	53,713	5,012,049
Macquarie Group, Ltd.	59,494	6,773,743
Manning & Napier, Inc.	3,247	40,490
MarketAxess Holdings, Inc.	4,434	1,135,148
Moelis & Company, Class A	10,839	426,515
Moody's Corp.	18,129	4,930,544
Morgan Stanley	158,170	12,030,410
MSCI, Inc.	9,159	3,774,882
Nasdaq, Inc.	12,928	1,972,037
Nomura Holdings, Inc.	475,013	1,725,771
Northern Trust Corp.	23,067	2,225,504
Open Lending Corp., Class A (A)	18,135	185,521
Oppenheimer Holdings, Inc., Class A	1,601	52,897
Partners Group Holding AG	3,705	3,345,974
Perella Weinberg Partners	8,617	50,237
Piper Sandler Companies	2,918	330,784
PJT Partners, Inc., Class A	4,022	282,666
Raymond James Financial, Inc.	21,788	1,948,065
S&P Global, Inc.	39,231	13,223,201
SBI Holdings, Inc.	39,990	781,389
Schroders PLC	20,292	662,884
Sculptor Capital Management, Inc.	4,952	41,349
SEI Investments Company	26,209	1,415,810
Silvercrest Asset Management Group, Inc., Class A	2,118	34,756
Singapore Exchange, Ltd.	139,948	953,455
St. James's Place PLC	88,259	1,187,554
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	40,985	$2,526,725
StepStone Group, Inc., Class A	9,037	235,233
Stifel Financial Corp.	26,776	1,499,992
StoneX Group, Inc. (A)	2,923	228,199
T. Rowe Price Group, Inc.	25,664	2,915,687
The Bank of New York Mellon Corp.	83,687	3,490,585
The Charles Schwab Corp.	170,446	10,768,778
The Goldman Sachs Group, Inc.	38,838	11,535,663
UBS Group AG	574,148	9,282,096
Victory Capital Holdings, Inc., Class A	2,813	67,793
Virtus Investment Partners, Inc.	1,196	204,540
WisdomTree Investments, Inc.	23,754	120,433
		181,605,719
Consumer finance – 0.4%
American Express Company	68,938	9,556,186
Capital One Financial Corp.	44,410	4,627,078
Discover Financial Services	31,758	3,003,672
Encore Capital Group, Inc. (A)	4,058	234,431
Enova International, Inc. (A)	5,466	157,530
EZCORP, Inc., Class A (A)	9,174	68,897
FirstCash Holdings, Inc.	16,437	1,142,536
Green Dot Corp., Class A (A)	8,328	209,116
LendingClub Corp. (A)	17,330	202,588
LendingTree, Inc. (A)	1,839	80,585
Moneylion, Inc. (A)	28,222	37,253
Navient Corp.	56,933	796,493
Nelnet, Inc., Class A	2,494	212,614
NerdWallet, Inc., Class A (A)	4,766	37,794
Oportun Financial Corp. (A)	5,253	43,442
PRA Group, Inc. (A)	6,758	245,721
PROG Holdings, Inc. (A)	9,219	152,114
Regional Management Corp.	1,462	54,635
SLM Corp.	67,636	1,078,118
Synchrony Financial	56,627	1,564,038
World Acceptance Corp. (A)	728	81,711
		23,586,552
Diversified financial services – 1.1%
Alerus Financial Corp.	2,712	64,573
A-Mark Precious Metals, Inc.	3,062	98,750
Banco Latinoamericano de Comercio Exterior SA, Class E	5,533	73,423
Berkshire Hathaway, Inc., Class B (A)	204,508	55,834,774
Cannae Holdings, Inc. (A)	12,851	248,538
Compass Diversified Holdings	10,342	221,526
Eurazeo SE	7,113	441,889
EXOR NV	17,703	1,106,260
Groupe Bruxelles Lambert SA	16,590	1,390,730
Industrivarden AB, A Shares	21,283	481,143
Industrivarden AB, C Shares (C)	25,140	561,987
Investor AB, A Shares	81,406	1,466,188
Investor AB, B Shares	297,405	4,904,732
Jackson Financial, Inc., Class A	12,709	339,966
Kinnevik AB, B Shares (A)	39,528	639,808
L.E. Lundbergforetagen AB, B Shares	12,406	505,876
Lundin Energy MergerCo AB (A)(C)(D)	32,671	1,267,940
M&G PLC	424,398	1,006,129
Mitsubishi HC Capital, Inc.	107,796	497,519
ORIX Corp.	195,083	3,269,559
Sofina SA	2,516	515,733
Voya Financial, Inc.	25,670	1,528,135
Wendel SE	4,383	367,352
		76,832,530
Insurance – 3.2%
Admiral Group PLC	29,339	803,306

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Aegon NV	292,253	$1,258,626
Aflac, Inc.	67,132	3,714,414
Ageas SA/NV	26,506	1,168,718
AIA Group, Ltd.	1,974,735	21,577,069
Alleghany Corp. (A)	3,380	2,815,878
Allianz SE	66,675	12,782,275
Ambac Financial Group, Inc. (A)	8,206	93,138
American Equity Investment Life Holding Company	13,090	478,701
American Financial Group, Inc.	16,677	2,314,934
American International Group, Inc.	89,451	4,573,630
AMERISAFE, Inc.	3,326	172,985
Aon PLC, Class A	24,008	6,474,477
Argo Group International Holdings, Ltd.	5,427	200,039
Arthur J. Gallagher & Company	23,600	3,847,744
Assicurazioni Generali SpA	180,660	2,885,640
Assurant, Inc.	6,019	1,040,384
Aviva PLC	461,827	2,262,151
AXA SA	316,229	7,223,154
Baloise Holding AG	7,476	1,223,771
Bright Health Group, Inc. (A)(C)	35,300	64,246
Brighthouse Financial, Inc. (A)	18,816	771,832
Brown & Brown, Inc.	27,343	1,595,191
BRP Group, Inc., Class A (A)	10,088	243,625
Chubb, Ltd.	47,916	9,419,327
Cincinnati Financial Corp.	16,555	1,969,714
CNO Financial Group, Inc.	48,417	875,864
Dai-ichi Life Holdings, Inc.	164,137	3,035,776
Donegal Group, Inc., Class A	3,273	55,805
eHealth, Inc. (A)	4,471	41,714
Employers Holdings, Inc.	4,711	197,344
Enstar Group, Ltd. (A)	1,934	413,837
Everest Re Group, Ltd.	4,591	1,286,765
First American Financial Corp.	26,984	1,427,993
Genworth Financial, Inc., Class A (A)	85,534	301,935
Gjensidige Forsikring ASA	32,647	664,579
Globe Life, Inc.	9,672	942,730
Goosehead Insurance, Inc., Class A	3,300	150,711
Greenlight Capital Re, Ltd., Class A (A)	6,198	47,911
Hannover Rueck SE	9,843	1,435,648
HCI Group, Inc.	1,281	86,801
Horace Mann Educators Corp.	6,980	267,892
Insurance Australia Group, Ltd.	402,392	1,213,434
James River Group Holdings, Ltd.	6,404	158,691
Japan Post Holdings Company, Ltd.	399,800	2,860,537
Japan Post Insurance Company, Ltd.	32,600	521,754
Kemper Corp.	15,067	721,709
Kinsale Capital Group, Inc.	9,072	2,083,294
Legal & General Group PLC	974,588	2,849,279
Lemonade, Inc. (A)(C)	6,972	127,309
Lincoln National Corp.	17,218	805,286
Loews Corp.	21,028	1,246,119
Marsh & McLennan Companies, Inc.	56,748	8,810,127
MBIA, Inc. (A)	8,662	106,976
Medibank Private, Ltd.	449,552	1,011,122
Mercury General Corp.	11,216	496,869
MetLife, Inc.	78,268	4,914,448
MS&AD Insurance Group Holdings, Inc.	72,651	2,227,725
Muenchener Rueckversicherungs-Gesellschaft AG	22,869	5,409,601
National Western Life Group, Inc., Class A	373	75,607
NN Group NV	46,700	2,115,176
Old Republic International Corp.	72,034	1,610,680
Oscar Health, Inc., Class A (A)	20,619	87,631
Palomar Holdings, Inc. (A)	4,122	265,457
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Phoenix Group Holdings PLC	122,371	$881,627
Poste Italiane SpA (B)	85,281	797,930
Primerica, Inc.	9,668	1,157,163
Principal Financial Group, Inc.	26,614	1,777,549
ProAssurance Corp.	9,360	221,177
Prudential Financial, Inc.	42,360	4,053,005
Prudential PLC	448,312	5,576,657
QBE Insurance Group, Ltd.	241,591	2,030,059
Reinsurance Group of America, Inc.	16,830	1,973,991
RenaissanceRe Holdings, Ltd.	11,102	1,736,020
RLI Corp.	16,596	1,934,928
Root, Inc., Class A (A)	26,508	31,545
Safety Insurance Group, Inc.	2,424	235,370
Sampo OYJ, A Shares	81,411	3,557,751
Selective Insurance Group, Inc.	25,230	2,193,496
Selectquote, Inc. (A)	23,785	58,987
SiriusPoint, Ltd. (A)	17,189	93,164
Sompo Holdings, Inc.	51,091	2,256,584
Stewart Information Services Corp.	4,541	225,915
Suncorp Group, Ltd.	206,102	1,571,682
Swiss Life Holding AG	5,147	2,512,598
Swiss Re AG	49,236	3,821,599
T&D Holdings, Inc.	86,525	1,035,752
The Allstate Corp.	31,061	3,936,361
The Hanover Insurance Group, Inc.	8,941	1,307,621
The Hartford Financial Services Group, Inc.	37,082	2,426,275
The Progressive Corp.	66,126	7,688,470
The Travelers Companies, Inc.	27,144	4,590,865
Tiptree, Inc.	4,842	51,422
Tokio Marine Holdings, Inc.	102,485	5,976,099
Trupanion, Inc. (A)	6,639	400,066
Tryg A/S	58,775	1,324,195
United Fire Group, Inc.	3,797	129,971
Universal Insurance Holdings, Inc.	5,041	65,684
Unum Group	50,522	1,718,758
W.R. Berkley Corp.	24,429	1,667,524
Willis Towers Watson PLC	12,587	2,484,548
Zurich Insurance Group AG	24,560	10,709,960
		226,139,473
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	3,177	48,703
Apollo Commercial Real Estate Finance, Inc.	23,320	243,461
Arbor Realty Trust, Inc.	26,172	343,115
Ares Commercial Real Estate Corp.	7,403	90,539
ARMOUR Residential REIT, Inc.	17,490	123,130
Blackstone Mortgage Trust, Inc., Class A	28,185	779,879
BrightSpire Capital, Inc.	16,641	125,640
Broadmark Realty Capital, Inc.	22,001	147,627
Chimera Investment Corp.	39,968	352,518
Claros Mortgage Trust, Inc. (C)	15,555	260,546
Dynex Capital, Inc.	5,857	93,243
Franklin BSP Realty Trust, Inc.	14,230	191,820
Granite Point Mortgage Trust, Inc.	9,452	90,456
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,405	545,373
Invesco Mortgage Capital, Inc.	6,138	90,106
KKR Real Estate Finance Trust, Inc.	8,119	141,677
Ladder Capital Corp.	19,327	203,707
MFA Financial, Inc.	17,622	189,437
New York Mortgage Trust, Inc.	65,768	181,520
Orchid Island Capital, Inc.	31,362	89,382
PennyMac Mortgage Investment Trust	15,269	211,170
Ready Capital Corp.	12,540	149,477

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Redwood Trust, Inc.	20,191	$155,673
TPG RE Finance Trust, Inc.	12,020	108,300
Two Harbors Investment Corp.	58,295	290,309
		5,246,808
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	9,665	346,490
Blue Foundry Bancorp (A)	5,761	69,074
Bridgewater Bancshares, Inc. (A)	4,089	65,996
Capitol Federal Financial, Inc.	22,010	202,052
Columbia Financial, Inc. (A)	5,784	126,149
Enact Holdings, Inc. (C)	5,157	110,772
Essent Group, Ltd.	44,780	1,741,942
Federal Agricultural Mortgage Corp., Class C	1,555	151,846
Flagstar Bancorp, Inc.	8,532	302,459
Home Bancorp, Inc.	1,546	52,765
Kearny Financial Corp.	10,827	120,288
Luther Burbank Corp.	2,979	38,876
Merchants Bancorp	2,811	63,725
MGIC Investment Corp.	77,782	980,053
Mr. Cooper Group, Inc. (A)	12,276	451,020
New York Community Bancorp, Inc.	117,337	1,071,287
NMI Holdings, Inc., Class A (A)	14,484	241,159
Northfield Bancorp, Inc.	8,125	105,869
PCSB Financial Corp.	2,871	54,807
PennyMac Financial Services, Inc.	4,968	217,151
Provident Bancorp, Inc.	3,276	51,433
Provident Financial Services, Inc.	12,204	271,661
Radian Group, Inc.	29,152	572,837
Southern Missouri Bancorp, Inc.	1,572	71,149
The Hingham Institution for Savings	251	71,226
TrustCo Bank Corp. NY	3,281	101,186
Walker & Dunlop, Inc.	5,204	501,353
Waterstone Financial, Inc.	4,498	76,691
WSFS Financial Corp.	10,738	430,486
		8,661,802
		924,645,338
Health care – 13.8%
Biotechnology – 2.0%
2seventy bio, Inc. (A)	6,706	88,519
4D Molecular Therapeutics, Inc. (A)	5,647	39,416
Aadi Bioscience, Inc. (A)	2,759	33,991
AbbVie, Inc.	199,698	30,585,746
ACADIA Pharmaceuticals, Inc. (A)	20,490	288,704
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	34,879
Adicet Bio, Inc. (A)(C)	5,074	74,080
ADMA Biologics, Inc. (A)	33,381	66,094
Aduro Biotech, Inc. (A)(D)	2,435	5,065
Affimed NV (A)	25,420	70,413
Agenus, Inc. (A)	48,151	93,413
Agios Pharmaceuticals, Inc. (A)	9,406	208,531
Akero Therapeutics, Inc. (A)	5,265	49,754
Albireo Pharma, Inc. (A)	3,063	60,831
Alector, Inc. (A)	10,790	109,626
Alkermes PLC (A)	27,469	818,302
Allogene Therapeutics, Inc. (A)(C)	13,705	156,237
Amgen, Inc.	60,351	14,683,398
Amicus Therapeutics, Inc. (A)	46,789	502,514
AnaptysBio, Inc. (A)	3,543	71,923
Anavex Life Sciences Corp. (A)	11,839	118,508
Anika Therapeutics, Inc. (A)	2,783	62,117
Apellis Pharmaceuticals, Inc. (A)	15,391	695,981
Arbutus Biopharma Corp. (A)	19,721	53,444
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arcturus Therapeutics Holdings, Inc. (A)(C)	4,171	$65,652
Arcus Biosciences, Inc. (A)	8,745	221,598
Arcutis Biotherapeutics, Inc. (A)(C)	6,011	128,094
Argenx SE (A)	7,899	2,977,554
Arrowhead Pharmaceuticals, Inc. (A)	44,012	1,549,663
Atara Biotherapeutics, Inc. (A)	16,083	125,287
Aura Biosciences, Inc. (A)	3,412	48,348
Aurinia Pharmaceuticals, Inc. (A)	22,844	229,582
Avid Bioservices, Inc. (A)	10,527	160,642
Avidity Biosciences, Inc. (A)	8,554	124,290
Beam Therapeutics, Inc. (A)	10,787	417,565
BioCryst Pharmaceuticals, Inc. (A)	31,506	333,333
Biogen, Inc. (A)	16,513	3,367,661
Biohaven Pharmaceutical Holding Company, Ltd. (A)	10,514	1,531,995
Bioxcel Therapeutics, Inc. (A)(C)	3,576	47,203
Bluebird Bio, Inc. (A)	13,441	55,646
Blueprint Medicines Corp. (A)	10,107	510,505
Bridgebio Pharma, Inc. (A)	17,921	162,723
C4 Therapeutics, Inc. (A)(C)	7,757	58,488
CareDx, Inc. (A)	8,711	187,112
Caribou Biosciences, Inc. (A)(C)	9,816	53,301
Catalyst Pharmaceuticals, Inc. (A)	16,492	115,609
Celldex Therapeutics, Inc. (A)	7,930	213,793
Century Therapeutics, Inc. (A)	3,831	32,180
Cerevel Therapeutics Holdings, Inc. (A)	9,291	245,654
ChemoCentryx, Inc. (A)	10,754	266,484
Chinook Therapeutics, Inc. (A)	7,551	132,067
Cogent Biosciences, Inc. (A)	7,918	71,420
Coherus Biosciences, Inc. (A)	12,889	93,316
Crinetics Pharmaceuticals, Inc. (A)	9,071	169,174
CSL, Ltd. (C)	78,631	14,599,803
CTI BioPharma Corp. (A)(C)	16,176	96,571
Cullinan Oncology, Inc. (A)(C)	5,224	66,972
Cytokinetics, Inc. (A)	13,892	545,817
Day One Biopharmaceuticals, Inc. (A)	4,253	76,129
Deciphera Pharmaceuticals, Inc. (A)	7,830	102,965
Denali Therapeutics, Inc. (A)	16,758	493,188
Design Therapeutics, Inc. (A)	5,925	82,950
Dynavax Technologies Corp. (A)	20,102	253,084
Dyne Therapeutics, Inc. (A)	6,280	43,144
Eagle Pharmaceuticals, Inc. (A)	1,756	78,019
Editas Medicine, Inc. (A)	12,002	141,984
Eiger BioPharmaceuticals, Inc. (A)	7,713	48,592
Emergent BioSolutions, Inc. (A)	8,538	265,020
Enanta Pharmaceuticals, Inc. (A)	3,384	159,962
EQRx, Inc. (A)	23,461	110,032
Erasca, Inc. (A)(C)	11,834	65,915
Exelixis, Inc. (A)	80,581	1,677,696
Fate Therapeutics, Inc. (A)	14,132	350,191
FibroGen, Inc. (A)	15,167	160,164
Foghorn Therapeutics, Inc. (A)	3,601	48,974
Forma Therapeutics Holdings, Inc. (A)	6,894	47,500
Generation Bio Company (A)	8,357	54,822
Genmab A/S (A)	10,730	3,481,293
Geron Corp. (A)(C)	64,206	99,519
Gilead Sciences, Inc.	141,640	8,754,768
Global Blood Therapeutics, Inc. (A)	10,634	339,756
Gossamer Bio, Inc. (A)	11,210	93,828
Grifols SA (A)	48,691	923,394
Halozyme Therapeutics, Inc. (A)	57,537	2,531,628
Heron Therapeutics, Inc. (A)(C)	18,702	52,179
Ideaya Biosciences, Inc. (A)(C)	6,294	86,857
IGM Biosciences, Inc. (A)(C)	1,817	32,761

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Imago Biosciences, Inc. (A)(C)	4,771	$63,884
ImmunityBio, Inc. (A)(C)	14,536	54,074
ImmunoGen, Inc. (A)	36,945	166,253
Incyte Corp. (A)	21,938	1,666,630
Inhibrx, Inc. (A)	5,332	60,518
Inovio Pharmaceuticals, Inc. (A)(C)	38,844	67,200
Insmed, Inc. (A)	20,291	400,139
Instil Bio, Inc. (A)	12,552	57,990
Intellia Therapeutics, Inc. (A)	12,775	661,234
Intercept Pharmaceuticals, Inc. (A)(C)	4,284	59,162
Iovance Biotherapeutics, Inc. (A)	25,857	285,461
Ironwood Pharmaceuticals, Inc. (A)	22,879	263,795
iTeos Therapeutics, Inc. (A)	4,088	84,213
IVERIC bio, Inc. (A)	20,033	192,717
Janux Therapeutics, Inc. (A)(C)	3,209	39,182
KalVista Pharmaceuticals, Inc. (A)	4,554	44,811
Karuna Therapeutics, Inc. (A)	4,456	563,729
Karyopharm Therapeutics, Inc. (A)(C)	13,544	61,083
Keros Therapeutics, Inc. (A)	2,938	81,177
Kezar Life Sciences, Inc. (A)	8,488	70,196
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,698	55,214
Kinnate Biopharma, Inc. (A)	5,230	65,950
Kodiak Sciences, Inc. (A)	5,981	45,695
Krystal Biotech, Inc. (A)	3,576	234,800
Kura Oncology, Inc. (A)	10,926	200,274
Kymera Therapeutics, Inc. (A)	6,563	129,225
Ligand Pharmaceuticals, Inc. (A)	2,552	227,689
Lyell Immunopharma, Inc. (A)(C)	29,587	192,907
MacroGenics, Inc. (A)	11,927	35,185
Madrigal Pharmaceuticals, Inc. (A)	2,181	156,116
MannKind Corp. (A)(C)	42,651	162,500
MeiraGTx Holdings PLC (A)	5,723	43,323
Mersana Therapeutics, Inc. (A)	15,751	72,770
MiMedx Group, Inc. (A)(C)	20,302	70,448
Mirum Pharmaceuticals, Inc. (A)	2,773	53,963
Moderna, Inc. (A)	39,100	5,585,435
Monte Rosa Therapeutics, Inc. (A)(C)	5,543	53,601
Morphic Holding, Inc. (A)	4,523	98,149
Myriad Genetics, Inc. (A)	13,655	248,111
Neurocrine Biosciences, Inc. (A)	24,012	2,340,690
Nkarta, Inc. (A)(C)	5,675	69,916
Nurix Therapeutics, Inc. (A)	7,848	99,434
Nuvalent, Inc., Class A (A)(C)	3,249	44,056
Ocugen, Inc. (A)(C)	38,227	86,775
Organogenesis Holdings, Inc. (A)	12,920	63,050
PDL BioPharma, Inc. (A)(C)(D)	23,030	18,194
PMV Pharmaceuticals, Inc. (A)	6,463	92,098
Point Biopharma Global, Inc. (A)	12,908	87,903
Progenics Pharmaceuticals, Inc. (A)(D)	15,140	16,026
Prometheus Biosciences, Inc. (A)	5,029	141,969
Protagonist Therapeutics, Inc. (A)	8,198	64,846
Prothena Corp. PLC (A)	6,140	166,701
PTC Therapeutics, Inc. (A)	11,896	476,554
Radius Health, Inc. (A)	8,191	84,941
RAPT Therapeutics, Inc. (A)	4,594	83,841
Recursion Pharmaceuticals, Inc., Class A (A)(C)	23,099	188,026
Regeneron Pharmaceuticals, Inc. (A)	12,211	7,218,288
REGENXBIO, Inc. (A)	6,895	170,307
Relay Therapeutics, Inc. (A)	13,076	219,023
Replimune Group, Inc. (A)	5,240	91,595
REVOLUTION Medicines, Inc. (A)	10,834	211,155
Rigel Pharmaceuticals, Inc. (A)	31,224	35,283
Rocket Pharmaceuticals, Inc. (A)	7,656	105,347
Sage Therapeutics, Inc. (A)	8,879	286,792
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sana Biotechnology, Inc. (A)(C)	15,386	$98,932
Sangamo Therapeutics, Inc. (A)	21,893	90,637
Seres Therapeutics, Inc. (A)	13,697	46,981
Sierra Oncology, Inc. (A)	2,502	137,585
Sorrento Therapeutics, Inc. (A)(C)	65,232	131,116
SpringWorks Therapeutics, Inc. (A)	5,993	147,548
Stoke Therapeutics, Inc. (A)	4,141	54,703
Sutro Biopharma, Inc. (A)	8,902	46,379
Swedish Orphan Biovitrum AB (A)	27,573	598,891
Syndax Pharmaceuticals, Inc. (A)	8,886	170,967
Talaris Therapeutics, Inc. (A)	4,278	19,294
Tango Therapeutics, Inc. (A)(C)	8,891	40,276
TG Therapeutics, Inc. (A)	23,223	98,698
Travere Therapeutics, Inc. (A)	10,371	251,289
Turning Point Therapeutics, Inc. (A)	7,753	583,413
Twist Bioscience Corp. (A)	9,520	332,819
United Therapeutics Corp. (A)	11,381	2,681,819
Vanda Pharmaceuticals, Inc. (A)	9,588	104,509
Vaxart, Inc. (A)(C)	21,892	76,622
Vaxcyte, Inc. (A)	8,965	195,078
Vera Therapeutics, Inc. (A)	2,555	34,774
Veracyte, Inc. (A)	12,270	244,173
Vericel Corp. (A)	8,083	203,530
Vertex Pharmaceuticals, Inc. (A)	28,898	8,143,167
Verve Therapeutics, Inc. (A)(C)	6,508	99,442
Vir Biotechnology, Inc. (A)	12,248	311,957
Viridian Therapeutics, Inc. (A)	4,674	54,078
VistaGen Therapeutics, Inc. (A)(C)	36,363	31,999
Xencor, Inc. (A)	9,800	268,226
Y-mAbs Therapeutics, Inc. (A)	6,416	97,074
Zentalis Pharmaceuticals, Inc. (A)	6,621	186,050
		139,352,541
Health care equipment and supplies – 2.4%
Abbott Laboratories	197,935	21,505,638
ABIOMED, Inc. (A)	5,308	1,313,783
Alcon, Inc.	81,569	5,719,743
Align Technology, Inc. (A)	8,108	1,918,920
Alphatec Holdings, Inc. (A)	12,443	81,377
AngioDynamics, Inc. (A)	6,399	123,821
Artivion, Inc. (A)	6,790	128,195
Asahi Intecc Company, Ltd. (C)	35,500	537,502
AtriCure, Inc. (A)	7,739	316,216
Atrion Corp.	223	140,236
Avanos Medical, Inc. (A)	7,926	216,697
Axogen, Inc. (A)	7,256	59,427
Axonics, Inc. (A)	7,940	449,960
Baxter International, Inc.	56,792	3,647,750
Becton, Dickinson and Company	32,261	7,953,304
BioLife Solutions, Inc. (A)	5,982	82,611
BioMerieux	6,762	663,044
Bioventus, Inc., Class A (A)	5,698	38,860
Boston Scientific Corp. (A)	161,632	6,024,025
Butterfly Network, Inc. (A)(C)	23,658	72,630
Cardiovascular Systems, Inc. (A)	7,121	102,258
Carl Zeiss Meditec AG, Bearer Shares	6,570	789,907
Cerus Corp. (A)	29,825	157,774
Cochlear, Ltd.	10,737	1,474,111
Coloplast A/S, B Shares	19,392	2,215,723
CONMED Corp.	4,724	452,370
CryoPort, Inc. (A)	7,627	236,284
Cue Health, Inc. (A)(C)	18,755	60,016
Cutera, Inc. (A)	2,855	107,063
Demant A/S (A)	15,679	589,396
Dentsply Sirona, Inc.	25,493	910,865
DexCom, Inc. (A)	43,694	3,256,514

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
DiaSorin SpA	4,110	$540,508
Edwards Lifesciences Corp. (A)	70,313	6,686,063
Embecta Corp. (A)	9,740	246,617
Enovis Corp. (A)	11,810	649,550
Envista Holdings Corp. (A)	40,855	1,574,552
Figs, Inc., Class A (A)	21,717	197,842
Fisher & Paykel Healthcare Corp., Ltd.	94,207	1,173,602
Getinge AB, B Shares	37,338	865,359
Glaukos Corp. (A)	7,787	353,686
Globus Medical, Inc., Class A (A)	19,922	1,118,421
GN Store Nord A/S	21,427	755,884
Haemonetics Corp. (A)	21,377	1,393,353
Heska Corp. (A)	1,658	156,698
Hologic, Inc. (A)	27,567	1,910,393
Hoya Corp.	60,307	5,161,248
ICU Medical, Inc. (A)	5,043	829,019
IDEXX Laboratories, Inc. (A)	9,492	3,329,129
Inari Medical, Inc. (A)	16,697	1,135,229
Inogen, Inc. (A)	4,044	97,784
Integer Holdings Corp. (A)	5,500	388,630
Integra LifeSciences Holdings Corp. (A)	17,962	970,487
Intuitive Surgical, Inc. (A)	40,573	8,143,407
iRadimed Corp.	1,317	44,699
iRhythm Technologies, Inc. (A)	5,047	545,227
Koninklijke Philips NV	144,284	3,094,679
Lantheus Holdings, Inc. (A)	11,535	761,656
LeMaitre Vascular, Inc.	3,325	151,454
LivaNova PLC (A)	22,490	1,404,950
Masimo Corp. (A)	12,829	1,676,365
Medtronic PLC	151,648	13,610,408
Meridian Bioscience, Inc. (A)	7,317	222,583
Merit Medical Systems, Inc. (A)	9,398	510,029
Mesa Laboratories, Inc.	837	170,698
Nano-X Imaging, Ltd. (A)(C)	7,326	82,784
Natus Medical, Inc. (A)	5,771	189,116
Neogen Corp. (A)	45,354	1,092,578
Nevro Corp. (A)	5,902	258,685
NuVasive, Inc. (A)	21,896	1,076,407
Olympus Corp.	201,508	4,083,596
Omnicell, Inc. (A)	7,390	840,613
OraSure Technologies, Inc. (A)	13,692	37,105
Orthofix Medical, Inc. (A)	3,371	79,353
OrthoPediatrics Corp. (A)	2,472	106,667
Outset Medical, Inc. (A)	8,328	123,754
Paragon 28, Inc. (A)(C)	7,938	125,976
Penumbra, Inc. (A)	8,898	1,107,979
PROCEPT BioRobotics Corp. (A)(C)	4,352	142,267
Pulmonx Corp. (A)	5,963	87,775
QuidelOrtho Corp. (A)	12,567	1,221,261
ResMed, Inc.	16,520	3,463,088
RxSight, Inc. (A)(C)	3,780	53,222
SeaSpine Holdings Corp. (A)	7,115	40,200
Senseonics Holdings, Inc. (A)(C)	74,139	76,363
Shockwave Medical, Inc. (A)	15,001	2,867,741
SI-BONE, Inc. (A)	5,918	78,118
Siemens Healthineers AG (B)	46,032	2,347,003
Sight Sciences, Inc. (A)(C)	3,943	35,448
Silk Road Medical, Inc. (A)	5,900	214,701
Smith & Nephew PLC	143,574	2,007,851
Sonova Holding AG	8,765	2,801,130
STAAR Surgical Company (A)	20,142	1,428,672
STERIS PLC	11,141	2,296,717
Straumann Holding AG	18,193	2,191,638
Stryker Corp.	38,076	7,574,459
Surmodics, Inc. (A)	2,393	89,091
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Sysmex Corp.	27,379	$1,652,067
Tandem Diabetes Care, Inc. (A)	16,070	951,183
Teleflex, Inc.	5,463	1,343,079
Terumo Corp.	105,334	3,186,464
The Cooper Companies, Inc.	5,406	1,692,727
TransMedics Group, Inc. (A)	4,673	146,966
Treace Medical Concepts, Inc. (A)	5,707	81,838
UFP Technologies, Inc. (A)	1,176	93,574
Utah Medical Products, Inc.	616	52,914
Varex Imaging Corp. (A)	6,546	140,019
Vicarious Surgical, Inc. (A)	10,114	29,735
ViewRay, Inc. (A)	26,570	70,411
Zimmer Biomet Holdings, Inc.	23,350	2,453,151
Zimvie, Inc. (A)	3,706	59,333
		171,391,048
Health care providers and services – 2.2%
1Life Healthcare, Inc. (A)	30,777	241,292
23andMe Holding Company, Class A (A)	30,015	74,437
Acadia Healthcare Company, Inc. (A)	22,743	1,538,109
Accolade, Inc. (A)	10,494	77,656
AdaptHealth Corp. (A)	12,348	222,758
Addus HomeCare Corp. (A)	2,607	217,111
Agiliti, Inc. (A)	4,750	97,423
Alignment Healthcare, Inc. (A)	14,493	165,365
Amedisys, Inc. (A)	8,183	860,197
AmerisourceBergen Corp.	16,799	2,376,723
AMN Healthcare Services, Inc. (A)	7,492	821,947
Amplifon SpA	20,325	624,883
Apollo Medical Holdings, Inc. (A)(C)	6,635	256,045
Brookdale Senior Living, Inc. (A)	31,920	144,917
Cano Health, Inc. (A)	28,065	122,925
Cardinal Health, Inc.	30,187	1,577,874
CareMax, Inc. (A)	11,044	40,090
Castle Biosciences, Inc. (A)	4,215	92,519
Centene Corp. (A)	66,077	5,590,775
Chemed Corp.	3,760	1,764,906
Cigna Corp.	35,850	9,447,192
Clover Health Investments Corp. (A)(C)	65,540	140,256
Community Health Systems, Inc. (A)	21,883	82,061
CorVel Corp. (A)	1,513	222,820
Covetrus, Inc. (A)	18,003	373,562
Cross Country Healthcare, Inc. (A)	6,313	131,500
CVS Health Corp.	148,239	13,735,826
DaVita, Inc. (A)	7,187	574,673
DocGo, Inc. (A)(C)	14,051	100,324
Elevance Health, Inc.	27,253	13,151,753
Encompass Health Corp.	25,074	1,405,398
Fresenius Medical Care AG & Company KGaA	33,480	1,677,384
Fresenius SE & Company KGaA	68,376	2,079,431
Fulgent Genetics, Inc. (A)	3,667	199,962
Hanger, Inc. (A)	6,667	95,471
HCA Healthcare, Inc.	25,692	4,317,798
HealthEquity, Inc. (A)	35,194	2,160,560
Henry Schein, Inc. (A)	16,171	1,240,963
Hims & Hers Health, Inc. (A)	21,175	95,923
Humana, Inc.	14,293	6,690,125
Invitae Corp. (A)(C)	39,815	97,149
Laboratory Corp. of America Holdings	10,362	2,428,438
LHC Group, Inc. (A)	12,809	1,994,874
LifeStance Health Group, Inc. (A)	12,734	70,801
McKesson Corp.	16,453	5,367,133
MEDNAX, Inc. (A)	14,614	307,040
ModivCare, Inc. (A)	2,156	182,182
Molina Healthcare, Inc. (A)	6,810	1,904,144

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
National HealthCare Corp.	2,060	$143,994
National Research Corp.	2,527	96,734
NMC Health PLC (A)	19,536	10
OPKO Health, Inc. (A)	69,529	175,908
Option Care Health, Inc. (A)	59,121	1,642,973
Owens & Minor, Inc.	12,408	390,232
Patterson Companies, Inc.	36,433	1,103,920
PetIQ, Inc. (A)	4,839	81,247
Privia Health Group, Inc. (A)	7,455	217,090
Progyny, Inc. (A)	30,488	885,676
Quest Diagnostics, Inc.	13,036	1,733,527
R1 RCM, Inc. (A)	56,612	1,186,588
RadNet, Inc. (A)	8,476	146,465
Ramsay Health Care, Ltd.	29,889	1,513,895
Select Medical Holdings Corp.	18,283	431,844
Sema4 Holdings Corp. (A)	29,473	37,136
Sonic Healthcare, Ltd.	74,394	1,695,683
Surgery Partners, Inc. (A)	6,785	196,222
Tenet Healthcare Corp. (A)	27,064	1,422,484
The Ensign Group, Inc.	9,068	666,226
The Joint Corp. (A)	2,645	40,495
The Pennant Group, Inc. (A)	4,782	61,257
UnitedHealth Group, Inc.	106,039	54,464,812
Universal Health Services, Inc., Class B	7,500	755,325
US Physical Therapy, Inc.	2,171	237,073
		156,509,511
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	19,260	285,626
American Well Corp., Class A (A)	39,201	169,348
Computer Programs & Systems, Inc. (A)	2,523	80,660
Evolent Health, Inc., Class A (A)	13,908	427,115
Health Catalyst, Inc. (A)	9,343	135,380
HealthStream, Inc. (A)	4,207	91,334
Inspire Medical Systems, Inc. (A)	4,589	838,273
M3, Inc.	71,986	2,072,114
MultiPlan Corp. (A)(C)	64,099	351,904
NextGen Healthcare, Inc. (A)	9,507	165,802
OptimizeRx Corp. (A)	3,158	86,498
Phreesia, Inc. (A)	8,404	210,184
Schrodinger, Inc. (A)	9,172	242,233
Simulations Plus, Inc.	2,680	132,204
		5,288,675
Life sciences tools and services – 1.3%
AbCellera Biologics, Inc. (A)	34,937	372,079
Absci Corp. (A)(C)	9,949	33,031
Adaptive Biotechnologies Corp. (A)	19,168	155,069
Agilent Technologies, Inc.	33,939	4,030,935
Azenta, Inc.	18,838	1,358,220
Bachem Holding AG, Class B	5,059	352,613
Berkeley Lights, Inc. (A)	10,163	50,510
Bionano Genomics, Inc. (A)(C)	53,381	73,666
Bio-Rad Laboratories, Inc., Class A (A)	2,520	1,247,400
Bio-Techne Corp.	4,582	1,588,304
Bruker Corp.	25,124	1,576,782
Charles River Laboratories International, Inc. (A)	5,885	1,259,213
Codexis, Inc. (A)	10,795	112,916
Cytek Biosciences, Inc. (A)	19,493	209,160
Danaher Corp.	73,179	18,552,340
Eurofins Scientific SE	21,968	1,734,991
Illumina, Inc. (A)	17,668	3,257,272
Inotiv, Inc. (A)	3,321	31,882
IQVIA Holdings, Inc. (A)	21,337	4,629,916
Lonza Group AG	12,156	6,492,973
MaxCyte, Inc. (A)(C)	15,678	74,157
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Medpace Holdings, Inc. (A)	11,403	$1,706,687
Mettler-Toledo International, Inc. (A)	2,567	2,948,893
NanoString Technologies, Inc. (A)	8,132	103,276
NeoGenomics, Inc. (A)	21,313	173,701
Pacific Biosciences of California, Inc. (A)(C)	38,601	170,616
PerkinElmer, Inc.	13,946	1,983,400
QIAGEN NV (A)	37,680	1,771,643
Quanterix Corp. (A)	5,942	96,201
Quantum-Si, Inc. (A)	16,613	38,542
Repligen Corp. (A)	12,952	2,103,405
Sartorius Stedim Biotech	4,514	1,424,247
Science 37 Holdings, Inc. (A)	11,613	23,342
Seer, Inc. (A)	9,116	81,588
Singular Genomics Systems, Inc. (A)(C)	10,817	41,321
SomaLogic, Inc. (A)(C)	26,001	117,525
Sotera Health Company (A)	24,869	487,184
Syneos Health, Inc. (A)	25,770	1,847,194
Thermo Fisher Scientific, Inc.	44,280	24,056,438
Waters Corp. (A)	6,784	2,245,368
West Pharmaceutical Services, Inc.	8,265	2,499,088
		91,113,088
Pharmaceuticals – 5.8%
Aclaris Therapeutics, Inc. (A)	10,237	142,909
Aerie Pharmaceuticals, Inc. (A)	8,447	63,353
Amneal Pharmaceuticals, Inc. (A)	18,606	59,167
Amphastar Pharmaceuticals, Inc. (A)	6,478	225,370
Amylyx Pharmaceuticals, Inc. (A)(C)	2,101	40,465
ANI Pharmaceuticals, Inc. (A)	2,246	66,639
Arvinas, Inc. (A)	8,260	347,663
Astellas Pharma, Inc.	303,947	4,742,088
AstraZeneca PLC	252,920	33,365,645
Atea Pharmaceuticals, Inc. (A)	13,036	92,556
Axsome Therapeutics, Inc. (A)(C)	4,966	190,198
Bayer AG	160,366	9,576,473
Bristol-Myers Squibb Company	240,605	18,526,585
Cara Therapeutics, Inc. (A)	8,010	73,131
Cassava Sciences, Inc. (A)(C)	6,564	184,580
Catalent, Inc. (A)	19,854	2,130,136
Chugai Pharmaceutical Company, Ltd. (C)	109,602	2,803,672
CinCor Pharma, Inc. (A)	2,407	45,348
Collegium Pharmaceutical, Inc. (A)	5,796	102,705
Corcept Therapeutics, Inc. (A)	14,375	341,838
Daiichi Sankyo Company, Ltd.	286,058	7,275,165
DICE Therapeutics, Inc. (A)(C)	4,996	77,538
Edgewise Therapeutics, Inc. (A)	5,515	43,899
Eisai Company, Ltd.	41,168	1,740,587
Eli Lilly & Company	89,128	28,897,971
Esperion Therapeutics, Inc. (A)(C)	11,183	71,124
Evolus, Inc. (A)	6,166	71,526
EyePoint Pharmaceuticals, Inc. (A)	5,155	40,570
Fulcrum Therapeutics, Inc. (A)	6,433	31,522
GSK PLC	829,821	17,883,958
Harmony Biosciences Holdings, Inc. (A)	4,439	216,490
Hikma Pharmaceuticals PLC	28,342	559,204
Innoviva, Inc. (A)	10,542	155,600
Intra-Cellular Therapies, Inc. (A)	15,479	883,541
Ipsen SA	6,157	582,964
Jazz Pharmaceuticals PLC (A)	15,657	2,442,649
Johnson & Johnson	297,426	52,796,089
Kyowa Kirin Company, Ltd.	44,059	994,717
Liquidia Corp. (A)	8,785	38,303
Merck & Company, Inc.	285,760	26,052,739
Merck KGaA	21,097	3,578,500
Nektar Therapeutics (A)	31,621	120,160

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
NGM Biopharmaceuticals, Inc. (A)	6,920	$88,714
Nippon Shinyaku Company, Ltd.	8,000	488,323
Novartis AG	357,645	30,321,351
Novo Nordisk A/S, B Shares	274,878	30,484,604
Nuvation Bio, Inc. (A)	20,426	66,180
Ocular Therapeutix, Inc. (A)	14,245	57,265
Ono Pharmaceutical Company, Ltd.	60,400	1,551,632
Organon & Company	29,567	997,886
Orion OYJ, Class B	17,362	777,029
Otsuka Holdings Company, Ltd. (C)	63,693	2,273,630
Pacira BioSciences, Inc. (A)	7,559	440,690
Perrigo Company PLC	33,804	1,371,428
Pfizer, Inc.	634,002	33,240,725
Phathom Pharmaceuticals, Inc. (A)	4,510	38,064
Phibro Animal Health Corp., Class A	3,629	69,423
Prestige Consumer Healthcare, Inc. (A)	8,348	490,862
Provention Bio, Inc. (A)(C)	10,912	43,648
Reata Pharmaceuticals, Inc., Class A (A)	4,738	143,988
Recordati Industria Chimica e Farmaceutica SpA	17,068	744,323
Relmada Therapeutics, Inc. (A)	4,776	90,696
Revance Therapeutics, Inc. (A)	11,958	165,260
Roche Holding AG	114,683	38,338,506
Roche Holding AG, Bearer Shares	4,354	1,684,988
Sanofi	185,632	18,720,249
Shionogi & Company, Ltd.	43,211	2,205,421
SIGA Technologies, Inc.	8,196	94,910
Supernus Pharmaceuticals, Inc. (A)	8,240	238,301
Takeda Pharmaceutical Company, Ltd.	245,398	6,892,820
Tarsus Pharmaceuticals, Inc. (A)	3,293	48,078
Teva Pharmaceutical Industries, Ltd., ADR (A)	180,108	1,354,412
Theravance Biopharma, Inc. (A)	11,243	101,862
Tricida, Inc. (A)	5,947	57,567
UCB SA	20,638	1,748,849
Ventyx Biosciences, Inc. (A)	4,018	49,140
Viatris, Inc.	141,032	1,476,605
Vifor Pharma AG (C)	7,427	1,328,567
Xeris Biopharma Holdings, Inc. (A)	24,401	37,578
Zoetis, Inc.	53,144	9,134,922
Zogenix, Inc. (A)(D)	9,475	6,443
		405,140,276
		968,795,139
Industrials – 10.8%
Aerospace and defense – 1.4%
AAR Corp. (A)	5,738	240,078
Aerojet Rocketdyne Holdings, Inc. (A)	13,349	541,969
AeroVironment, Inc. (A)	3,946	324,361
AerSale Corp. (A)	3,065	44,473
Airbus SE	96,237	9,412,927
Archer Aviation, Inc., Class A (A)(C)	21,901	67,455
Astra Space, Inc. (A)	27,160	35,308
Astronics Corp. (A)	4,896	49,792
Axon Enterprise, Inc. (A)	17,840	1,662,153
BAE Systems PLC	513,613	5,199,815
Cadre Holdings, Inc. (C)	2,865	56,355
Curtiss-Wright Corp.	9,659	1,275,568
Dassault Aviation SA	4,088	638,393
Ducommun, Inc. (A)	1,974	84,961
Elbit Systems, Ltd.	4,338	996,338
General Dynamics Corp.	26,085	5,771,306
Hexcel Corp.	21,116	1,104,578
Howmet Aerospace, Inc.	40,947	1,287,783
Huntington Ingalls Industries, Inc.	4,672	1,017,655
Kaman Corp.	4,818	150,563
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Kongsberg Gruppen ASA	14,596	$524,948
Kratos Defense & Security Solutions, Inc. (A)	21,131	293,298
L3Harris Technologies, Inc.	21,824	5,274,861
Lockheed Martin Corp.	26,789	11,518,198
Maxar Technologies, Inc.	12,406	323,673
Mercury Systems, Inc. (A)	14,489	932,077
Moog, Inc., Class A	4,792	380,437
MTU Aero Engines AG	8,723	1,597,980
National Presto Industries, Inc.	977	64,130
Northrop Grumman Corp.	16,531	7,911,241
Park Aerospace Corp.	3,770	48,105
Parsons Corp. (A)	5,638	227,888
Raytheon Technologies Corp.	168,070	16,153,208
Rheinmetall AG	7,110	1,640,738
Rocket Lab USA, Inc. (A)	36,637	138,854
Rolls-Royce Holdings PLC (A)	1,365,885	1,390,007
Safran SA	55,793	5,555,056
Singapore Technologies Engineering, Ltd.	254,852	750,237
Textron, Inc.	23,940	1,462,016
Thales SA	17,418	2,138,530
The Boeing Company (A)	62,802	8,586,289
TransDigm Group, Inc. (A)	5,855	3,142,203
Triumph Group, Inc. (A)	11,120	147,785
Vectrus, Inc. (A)	2,104	70,400
Virgin Galactic Holdings, Inc. (A)(C)	38,957	234,521
Woodward, Inc.	15,236	1,409,178
		101,877,689
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	9,930	285,289
Atlas Air Worldwide Holdings, Inc. (A)	4,678	288,679
CH Robinson Worldwide, Inc.	14,108	1,430,128
Deutsche Post AG	161,807	6,109,207
DSV A/S	31,341	4,407,087
Expeditors International of Washington, Inc.	18,649	1,817,532
FedEx Corp.	26,946	6,108,928
Forward Air Corp.	4,528	416,395
GXO Logistics, Inc. (A)	25,565	1,106,198
Hub Group, Inc., Class A (A)	5,635	399,747
Radiant Logistics, Inc. (A)	7,217	53,550
SG Holdings Company, Ltd.	47,000	794,766
United Parcel Service, Inc., Class B	83,018	15,154,106
Yamato Holdings Company, Ltd.	47,593	761,638
		39,133,250
Airlines – 0.2%
Alaska Air Group, Inc. (A)	14,682	588,014
Allegiant Travel Company (A)	2,595	293,469
American Airlines Group, Inc. (A)	75,534	957,771
ANA Holdings, Inc. (A)	26,049	481,169
Blade Air Mobility, Inc. (A)	10,031	44,738
Delta Air Lines, Inc. (A)	71,247	2,064,026
Deutsche Lufthansa AG (A)(C)	97,572	574,724
Frontier Group Holdings, Inc. (A)(C)	6,230	58,375
Hawaiian Holdings, Inc. (A)	8,797	125,885
Japan Airlines Company, Ltd. (A)	23,540	404,455
JetBlue Airways Corp. (A)	80,593	674,563
Joby Aviation, Inc. (A)	42,913	210,703
Qantas Airways, Ltd. (A)	150,855	466,871
Singapore Airlines, Ltd. (A)	218,727	803,704
SkyWest, Inc. (A)	8,515	180,944
Southwest Airlines Company (A)	66,004	2,384,064
Spirit Airlines, Inc. (A)	18,445	439,729
Sun Country Airlines Holdings, Inc. (A)	5,457	100,081
United Airlines Holdings, Inc. (A)	37,760	1,337,459

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Wheels Up Experience, Inc. (A)	29,132	$56,807
		12,247,551
Building products – 0.8%
A.O. Smith Corp.	15,325	837,971
AAON, Inc.	7,384	404,348
AGC, Inc. (C)	31,576	1,109,507
Allegion PLC	9,385	918,792
American Woodmark Corp. (A)	2,947	132,644
Apogee Enterprises, Inc.	3,826	150,056
Assa Abloy AB, B Shares	163,610	3,491,444
Builders FirstSource, Inc. (A)	43,404	2,330,795
Caesarstone, Ltd.	4,906	44,792
Carlisle Companies, Inc.	12,988	3,099,067
Carrier Global Corp.	96,008	3,423,645
Cie de Saint-Gobain	81,261	3,511,225
Cornerstone Building Brands, Inc. (A)	10,665	261,186
CSW Industrials, Inc.	2,482	255,720
Daikin Industries, Ltd.	40,697	6,534,270
Fortune Brands Home & Security, Inc.	14,085	843,410
Geberit AG	5,856	2,817,342
Gibraltar Industries, Inc. (A)	5,617	217,659
Griffon Corp.	7,862	220,372
Insteel Industries, Inc.	3,258	109,697
Janus International Group, Inc. (A)	14,220	128,407
JELD-WEN Holding, Inc. (A)	14,699	214,458
Johnson Controls International PLC	78,553	3,761,118
Kingspan Group PLC	25,166	1,513,259
Lennox International, Inc.	8,300	1,714,697
Lixil Corp.	48,550	912,525
Masco Corp.	25,854	1,308,212
Masonite International Corp. (A)	3,817	293,260
Nibe Industrier AB, B Shares	247,382	1,864,826
Owens Corning	24,389	1,812,347
PGT Innovations, Inc. (A)	10,102	168,097
Quanex Building Products Corp.	5,779	131,472
Resideo Technologies, Inc. (A)	24,493	475,654
ROCKWOOL A/S, B Shares	1,452	329,653
Simpson Manufacturing Company, Inc.	18,106	1,821,645
TOTO, Ltd.	23,100	764,873
Trane Technologies PLC	26,387	3,426,880
Trex Company, Inc. (A)	28,439	1,547,650
UFP Industries, Inc.	10,221	696,459
View, Inc. (A)(C)	21,154	34,269
Xinyi Glass Holdings, Ltd.	295,000	711,766
Zurn Water Solutions Corp.	20,892	569,098
		54,914,567
Commercial services and supplies – 0.5%
ABM Industries, Inc.	11,232	487,693
ACCO Brands Corp.	16,241	106,054
ACV Auctions, Inc., Class A (A)	19,312	126,300
Aris Water Solution, Inc., Class A	3,845	64,135
Brady Corp., Class A	7,773	367,197
Brambles, Ltd.	234,187	1,731,648
BrightView Holdings, Inc. (A)	7,651	91,812
Casella Waste Systems, Inc., Class A (A)	8,392	609,931
Cimpress PLC (A)	3,103	120,707
Cintas Corp.	9,834	3,673,294
Clean Harbors, Inc. (A)	12,581	1,102,976
Copart, Inc. (A)	23,876	2,594,366
CoreCivic, Inc. (A)	20,544	228,244
Dai Nippon Printing Company, Ltd.	36,273	780,250
Deluxe Corp.	7,423	160,856
Ennis, Inc.	4,707	95,223
Harsco Corp. (A)	14,037	99,803
Healthcare Services Group, Inc.	12,627	219,836
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Heritage-Crystal Clean, Inc. (A)	2,824	$76,135
HNI Corp.	7,127	247,236
IAA, Inc. (A)	33,667	1,103,268
Interface, Inc.	10,379	130,153
KAR Auction Services, Inc. (A)	20,406	301,397
Kimball International, Inc., Class B	8,197	62,871
Li-Cycle Holdings Corp. (A)	22,698	156,162
Matthews International Corp., Class A	5,238	150,173
MillerKnoll, Inc.	31,972	839,904
Montrose Environmental Group, Inc. (A)	4,749	160,326
MSA Safety, Inc.	9,191	1,112,754
Pitney Bowes, Inc.	29,998	108,593
Rentokil Initial PLC	303,509	1,759,430
Republic Services, Inc.	23,476	3,072,304
Rollins, Inc.	26,395	921,713
Secom Company, Ltd.	34,255	2,115,064
Securitas AB, B Shares	51,113	441,914
SP Plus Corp. (A)	4,000	122,880
Steelcase, Inc., Class A	15,000	160,950
Stericycle, Inc. (A)	23,136	1,014,514
Tetra Tech, Inc.	13,487	1,841,650
The Brink's Company	19,621	1,191,191
Toppan, Inc.	42,862	715,106
UniFirst Corp.	2,470	425,285
Viad Corp. (A)	3,675	101,467
VSE Corp.	1,970	74,033
Waste Management, Inc.	43,248	6,616,079
		37,682,877
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	36,075	879,207
AECOM	35,510	2,315,962
Ameresco, Inc., Class A (A)	5,402	246,115
API Group Corp. (A)	35,058	524,818
Arcosa, Inc.	8,124	377,197
Argan, Inc.	2,430	90,688
Bouygues SA	37,463	1,156,239
Comfort Systems USA, Inc.	5,975	496,821
Construction Partners, Inc., Class A (A)	6,974	146,036
Dycom Industries, Inc. (A)	12,330	1,147,183
Eiffage SA	13,598	1,230,075
EMCOR Group, Inc.	21,325	2,195,622
Ferrovial SA	78,732	2,003,238
Fluor Corp. (A)	59,803	1,455,605
Granite Construction, Inc.	7,725	225,107
Great Lakes Dredge & Dock Corp. (A)	11,298	148,117
IES Holdings, Inc. (A)	1,667	50,293
Infrastructure and Energy Alternatives, Inc. (A)(C)	5,608	45,032
Kajima Corp.	69,085	792,170
MasTec, Inc. (A)	14,357	1,028,823
MDU Resources Group, Inc.	51,089	1,378,892
MYR Group, Inc. (A)	2,839	250,201
Northwest Pipe Company (A)	1,829	54,760
NV5 Global, Inc. (A)	2,295	267,918
Obayashi Corp.	106,015	771,075
Primoris Services Corp.	9,057	197,080
Quanta Services, Inc.	16,617	2,082,775
Shimizu Corp.	90,129	497,906
Skanska AB, B Shares	55,534	854,420
Sterling Infrastructure, Inc. (A)	5,080	111,354
Taisei Corp.	31,173	971,973
Tutor Perini Corp. (A)	7,681	67,439
Valmont Industries, Inc.	5,354	1,202,669

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Vinci SA	87,101	$7,818,309
		33,081,119
Electrical equipment – 1.0%
ABB, Ltd.	268,117	7,190,407
Acuity Brands, Inc.	8,688	1,338,300
Allied Motion Technologies, Inc.	2,537	57,945
AMETEK, Inc.	26,012	2,858,459
Array Technologies, Inc. (A)	25,592	281,768
Atkore, Inc. (A)	7,261	602,736
AZZ, Inc.	4,108	167,689
Babcock & Wilcox Enterprises, Inc. (A)	10,867	65,528
Blink Charging Company (A)(C)	6,458	106,751
Bloom Energy Corp., Class A (A)	27,612	455,598
Eaton Corp. PLC	45,184	5,692,732
Emerson Electric Company	67,205	5,345,486
Encore Wire Corp.	3,210	333,583
Energy Vault Holdings, Inc. (A)(C)	4,567	45,761
EnerSys	17,263	1,017,826
Enovix Corp. (A)(C)	18,537	165,165
ESS Tech, Inc. (A)	14,762	41,481
Fluence Energy, Inc. (A)	6,544	62,037
FTC Solar, Inc. (A)	8,230	29,793
FuelCell Energy, Inc. (A)	63,454	237,953
Fuji Electric Company, Ltd.	20,740	857,471
Generac Holdings, Inc. (A)	7,357	1,549,237
GrafTech International, Ltd.	33,154	234,399
Hubbell, Inc.	13,481	2,407,437
Legrand SA	43,657	3,241,467
Mitsubishi Electric Corp.	315,497	3,391,326
Nidec Corp.	72,986	4,522,713
NuScale Power Corp. (A)	3,585	35,814
nVent Electric PLC	41,792	1,309,343
Powell Industries, Inc.	1,716	40,103
Prysmian SpA	41,582	1,142,378
Regal Rexnord Corp.	16,834	1,910,996
Rockwell Automation, Inc.	13,023	2,595,614
Schneider Electric SE	88,242	10,514,517
Shoals Technologies Group, Inc., Class A (A)	18,987	312,906
Siemens Energy AG	71,169	1,048,913
Siemens Gamesa Renewable Energy SA (A)	38,915	733,716
Stem, Inc. (A)(C)	24,540	175,706
Sunrun, Inc. (A)	52,787	1,233,104
Thermon Group Holdings, Inc. (A)	6,178	86,801
TPI Composites, Inc. (A)	6,551	81,888
Vestas Wind Systems A/S	164,846	3,504,955
Vicor Corp. (A)	9,169	501,819
		67,529,621
Industrial conglomerates – 0.9%
3M Company	64,374	8,330,639
Brookfield Business Corp., Class A	4,500	103,545
CK Hutchison Holdings, Ltd.	438,238	2,973,004
DCC PLC	16,099	1,001,624
General Electric Company	124,252	7,911,125
Hitachi, Ltd.	158,094	7,520,536
Honeywell International, Inc.	76,937	13,372,420
Investment AB Latour, B Shares	24,167	480,026
Jardine Matheson Holdings, Ltd.	35,000	1,839,037
Keppel Corp., Ltd.	237,745	1,110,654
Lifco AB, B Shares	38,052	614,487
Melrose Industries PLC	713,736	1,309,170
Siemens AG	124,875	12,836,712
Smiths Group PLC	63,194	1,080,672
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Toshiba Corp. (C)	63,628	$2,585,224
		63,068,875
Machinery – 2.2%
AGCO Corp.	15,357	1,515,736
Alamo Group, Inc.	1,651	192,226
Albany International Corp., Class A	5,334	420,266
Alfa Laval AB	47,929	1,161,899
Alstom SA	51,796	1,182,737
Altra Industrial Motion Corp.	11,035	388,984
Astec Industries, Inc.	3,915	159,654
Atlas Copco AB, A Shares	438,459	4,103,996
Atlas Copco AB, B Shares	254,790	2,134,865
Barnes Group, Inc.	8,290	258,151
Blue Bird Corp. (A)	3,363	30,973
Caterpillar, Inc.	60,310	10,781,016
Chart Industries, Inc. (A)	15,387	2,575,476
CIRCOR International, Inc. (A)	3,531	57,873
CNH Industrial NV	167,039	1,931,865
Columbus McKinnon Corp.	4,844	137,424
Crane Holdings Company	11,970	1,048,093
Cummins, Inc.	16,017	3,099,770
Daifuku Company, Ltd.	16,500	944,299
Daimler Truck Holding AG (A)	73,884	1,945,800
Deere & Company	31,573	9,455,166
Desktop Metal, Inc., Class A (A)(C)	45,805	100,771
Donaldson Company, Inc.	31,042	1,494,362
Douglas Dynamics, Inc.	3,850	110,649
Dover Corp.	15,918	1,931,172
Energy Recovery, Inc. (A)	9,566	185,772
Enerpac Tool Group Corp.	10,317	196,229
EnPro Industries, Inc.	3,467	284,051
Epiroc AB, A Shares	107,574	1,667,942
Epiroc AB, B Shares	63,657	862,642
Esab Corp.	11,463	501,506
ESCO Technologies, Inc.	4,269	291,872
Evoqua Water Technologies Corp. (A)	19,949	648,542
FANUC Corp.	31,318	4,908,760
Federal Signal Corp.	9,881	351,764
Flowserve Corp.	32,822	939,694
Fortive Corp.	39,903	2,169,925
Franklin Electric Company, Inc.	7,746	567,472
GEA Group AG	25,043	868,190
Graco, Inc.	42,515	2,525,816
Helios Technologies, Inc.	5,486	363,448
Hillenbrand, Inc.	12,121	496,476
Hillman Solutions Corp. (A)	22,913	197,968
Hitachi Construction Machinery Company, Ltd.	17,552	389,878
Hoshizaki Corp.	17,800	530,545
Husqvarna AB, B Shares	68,382	504,032
Hydrofarm Holdings Group, Inc. (A)	8,038	27,972
Hyliion Holdings Corp. (A)(C)	23,032	74,163
Hyster-Yale Materials Handling, Inc.	1,990	64,118
Hyzon Motors, Inc. (A)(C)	15,790	46,423
IDEX Corp.	8,866	1,610,332
Illinois Tool Works, Inc.	32,113	5,852,594
Indutrade AB	44,586	818,065
Ingersoll Rand, Inc.	45,100	1,897,808
ITT, Inc.	20,978	1,410,561
John Bean Technologies Corp.	5,327	588,207
Kadant, Inc.	1,923	350,659
Kennametal, Inc.	34,629	804,432
KION Group AG	11,779	493,095
Knorr-Bremse AG	11,841	678,192
Komatsu, Ltd.	150,876	3,359,580

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Kone OYJ, B Shares	55,482	$2,651,772
Kornit Digital, Ltd. (A)	8,000	253,600
Kubota Corp. (C)	166,552	2,495,965
Kurita Water Industries, Ltd.	17,027	616,350
Lincoln Electric Holdings, Inc.	14,596	1,800,563
Lindsay Corp.	1,827	242,662
Luxfer Holdings PLC	5,202	78,654
Makita Corp.	36,552	905,997
Markforged Holding Corp. (A)	20,248	37,459
Meritor, Inc. (A)	11,743	426,623
Microvast Holdings, Inc. (A)(C)	29,845	66,256
Miller Industries, Inc.	2,147	48,672
MINEBEA MITSUMI, Inc.	59,300	1,010,667
MISUMI Group, Inc.	46,400	979,944
Mitsubishi Heavy Industries, Ltd.	52,363	1,830,176
Mueller Industries, Inc.	9,346	498,048
Mueller Water Products, Inc., Class A	26,033	305,367
NGK Insulators, Ltd.	38,861	523,554
Nikola Corp. (A)(C)	49,610	236,144
Nordson Corp.	6,311	1,277,599
Omega Flex, Inc.	557	59,944
Oshkosh Corp.	16,530	1,357,774
Otis Worldwide Corp.	47,848	3,381,418
PACCAR, Inc.	39,239	3,230,939
Parker-Hannifin Corp.	14,544	3,578,551
Pentair PLC	19,297	883,224
Proterra, Inc. (A)(C)	37,811	175,443
Proto Labs, Inc. (A)	4,702	224,944
Rational AG	835	486,796
RBC Bearings, Inc. (A)	4,798	887,390
REV Group, Inc.	6,085	66,144
Sandvik AB	174,046	2,836,445
Sarcos Technology and Robotics Corp. (A)	14,366	38,214
Schindler Holding AG	3,832	690,137
Schindler Holding AG, Participation Certificates	6,647	1,215,464
SKF AB, B Shares (C)	62,577	928,410
SMC Corp.	9,347	4,160,719
Snap-on, Inc.	6,232	1,227,891
Spirax-Sarco Engineering PLC	12,016	1,449,234
SPX Corp. (A)	7,488	395,666
Standex International Corp.	1,954	165,660
Stanley Black & Decker, Inc.	17,033	1,786,080
Techtronic Industries Company, Ltd.	224,742	2,346,788
Tennant Company	3,070	181,898
Terex Corp.	28,828	789,022
The Gorman-Rupp Company	3,939	111,474
The Greenbrier Companies, Inc.	5,259	189,271
The Manitowoc Company, Inc. (A)	6,394	67,329
The Middleby Corp. (A)	13,665	1,713,044
The Shyft Group, Inc.	5,993	111,410
The Timken Company	16,948	899,091
The Toro Company	26,263	1,990,473
Titan International, Inc. (A)	8,739	131,959
Toyota Industries Corp.	23,953	1,485,260
Trinity Industries, Inc.	14,045	340,170
VAT Group AG (B)	4,407	1,053,962
Volvo AB, A Shares	32,685	529,323
Volvo AB, B Shares	246,331	3,832,758
Wabash National Corp.	8,268	112,279
Wabtec Corp.	20,555	1,687,154
Wartsila OYJ ABP	77,272	605,716
Watts Water Technologies, Inc., Class A	11,421	1,402,956
Welbilt, Inc. (A)	22,047	524,939
Xylem, Inc.	19,612	1,533,266
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Yaskawa Electric Corp.	39,210	$1,266,411
		153,110,460
Marine – 0.2%
A.P. Moller - Maersk A/S, Series A	513	1,190,650
A.P. Moller - Maersk A/S, Series B	872	2,047,105
Costamare, Inc.	9,083	109,904
Eagle Bulk Shipping, Inc.	2,290	118,805
Genco Shipping & Trading, Ltd.	6,235	120,460
Golden Ocean Group, Ltd. (C)	20,834	242,508
Kirby Corp. (A)	15,149	921,665
Kuehne + Nagel International AG	8,870	2,107,534
Matson, Inc.	6,727	490,264
Mitsui OSK Lines, Ltd.	56,100	1,290,554
Nippon Yusen KK	26,325	1,804,972
Safe Bulkers, Inc.	12,868	49,156
SITC International Holdings Company, Ltd.	219,000	622,875
ZIM Integrated Shipping Services, Ltd.	13,700	647,051
		11,763,503
Professional services – 0.9%
Adecco Group AG	26,340	897,794
Alight, Inc., Class A (A)	57,473	387,943
ASGN, Inc. (A)	21,289	1,921,332
Barrett Business Services, Inc.	1,266	92,253
Bureau Veritas SA (C)	47,997	1,234,869
CACI International, Inc., Class A (A)	5,882	1,657,430
CBIZ, Inc. (A)	8,276	330,709
CRA International, Inc.	1,245	111,203
Equifax, Inc.	13,620	2,489,464
Experian PLC	150,524	4,419,504
Exponent, Inc.	8,653	791,490
First Advantage Corp. (A)	10,059	127,448
Forrester Research, Inc. (A)	1,933	92,475
Franklin Covey Company (A)	2,232	103,074
FTI Consulting, Inc. (A)	8,660	1,566,161
Heidrick & Struggles International, Inc.	3,416	110,542
HireRight Holdings Corp. (A)	3,693	52,478
Huron Consulting Group, Inc. (A)	3,561	231,429
ICF International, Inc.	3,073	291,935
Insperity, Inc.	15,068	1,504,238
Intertek Group PLC	26,345	1,354,126
Jacobs Engineering Group, Inc.	15,068	1,915,595
KBR, Inc.	35,062	1,696,650
Kelly Services, Inc., Class A	6,107	121,102
Kforce, Inc.	3,448	211,500
Korn Ferry	8,969	520,381
Legalzoom.com, Inc. (A)	16,767	184,269
Leidos Holdings, Inc.	15,269	1,537,741
ManpowerGroup, Inc.	13,250	1,012,433
ManTech International Corp., Class A	5,003	477,536
Nielsen Holdings PLC	41,841	971,548
Nihon M&A Center Holdings, Inc.	49,400	526,612
Persol Holdings Company, Ltd.	29,000	529,485
Planet Labs PBC (A)	26,792	116,009
Randstad NV	19,519	943,360
Recruit Holdings Company, Ltd.	235,300	6,929,687
Red Violet, Inc. (A)	1,880	35,795
RELX PLC	315,626	8,569,673
Resources Connection, Inc.	5,634	114,765
Robert Half International, Inc.	12,768	956,196
Science Applications International Corp.	14,024	1,305,634
SGS SA	1,040	2,385,426
Skillsoft Corp. (A)(C)	14,501	51,044
Spire Global, Inc. (A)	25,217	29,252
Sterling Check Corp. (A)	4,156	67,784

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Teleperformance	9,588	$2,960,622
TriNet Group, Inc. (A)	6,305	489,394
TrueBlue, Inc. (A)	5,621	100,616
Upwork, Inc. (A)	20,358	421,003
Verisk Analytics, Inc.	17,836	3,087,233
Willdan Group, Inc. (A)	2,204	60,786
Wolters Kluwer NV	42,852	4,153,127
		62,250,155
Road and rail – 0.8%
ArcBest Corp.	4,153	292,247
Aurizon Holdings, Ltd.	300,470	790,245
Avis Budget Group, Inc. (A)	8,613	1,266,800
Central Japan Railway Company	23,576	2,709,656
Covenant Logistics Group, Inc.	2,196	55,098
CSX Corp.	245,580	7,136,555
Daseke, Inc. (A)	7,608	48,615
East Japan Railway Company	49,340	2,523,698
Grab Holdings, Ltd., Class A (A)(C)	177,200	448,316
Hankyu Hanshin Holdings, Inc.	37,400	1,021,515
Heartland Express, Inc.	7,764	107,997
JB Hunt Transport Services, Inc.	9,797	1,542,734
Keio Corp.	16,815	603,216
Keisei Electric Railway Company, Ltd.	22,494	621,105
Kintetsu Group Holdings Company, Ltd.	27,974	870,318
Knight-Swift Transportation Holdings, Inc.	41,094	1,902,241
Landstar System, Inc.	9,328	1,356,478
Marten Transport, Ltd.	9,983	167,914
MTR Corp., Ltd.	252,815	1,325,442
Nippon Express Holdings, Inc.	12,546	683,420
Norfolk Southern Corp.	26,935	6,122,056
Odakyu Electric Railway Company, Ltd.	48,079	648,671
Old Dominion Freight Line, Inc.	10,394	2,663,774
P.A.M. Transportation Services, Inc. (A)	1,345	36,840
Ryder System, Inc.	12,847	912,908
Saia, Inc. (A)	11,115	2,089,620
Tobu Railway Company, Ltd.	30,873	704,728
Tokyu Corp.	86,708	1,023,455
TuSimple Holdings, Inc., Class A (A)	23,899	172,790
Union Pacific Corp.	71,017	15,146,506
Werner Enterprises, Inc.	25,669	989,283
West Japan Railway Company	35,825	1,317,946
XPO Logistics, Inc. (A)	24,851	1,196,824
		58,499,011
Trading companies and distributors – 0.8%
AerCap Holdings NV (A)	22,000	900,680
Applied Industrial Technologies, Inc.	6,424	617,796
Ashtead Group PLC	72,610	3,054,597
Beacon Roofing Supply, Inc. (A)	9,157	470,304
BlueLinx Holdings, Inc. (A)	1,612	107,698
Boise Cascade Company	6,635	394,716
Brenntag SE	25,220	1,651,360
Bunzl PLC	55,075	1,829,081
Custom Truck One Source, Inc. (A)	10,768	60,301
Distribution Solutions Group, Inc. (A)	917	47,125
DXP Enterprises, Inc. (A)	2,733	83,712
Fastenal Company	64,934	3,241,505
Ferguson PLC	35,701	3,999,315
GATX Corp.	14,884	1,401,477
Global Industrial Company	2,271	76,692
GMS, Inc. (A)	7,329	326,141
H&E Equipment Services, Inc.	5,542	160,552
Herc Holdings, Inc.	4,339	391,161
Hudson Technologies, Inc. (A)	7,675	57,639
IMCD NV	9,302	1,271,904
ITOCHU Corp.	194,004	5,233,833
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Marubeni Corp.	255,359	$2,290,974
McGrath RentCorp	4,030	306,280
Mitsubishi Corp.	206,106	6,138,079
Mitsui & Company, Ltd.	227,903	5,008,061
MonotaRO Company, Ltd. (C)	40,900	609,970
MRC Global, Inc. (A)	14,337	142,797
MSC Industrial Direct Company, Inc., Class A	11,855	890,429
NOW, Inc. (A)	19,190	187,678
Reece, Ltd.	36,907	350,573
Rush Enterprises, Inc., Class A	6,439	310,360
Rush Enterprises, Inc., Class B	1,876	93,068
Sumitomo Corp.	183,838	2,498,990
Textainer Group Holdings, Ltd.	7,786	213,414
Titan Machinery, Inc. (A)	3,574	80,093
Toyota Tsusho Corp.	34,682	1,130,731
Transcat, Inc. (A)	1,266	71,921
Triton International, Ltd.	10,640	560,196
United Rentals, Inc. (A)	8,038	1,952,511
Univar Solutions, Inc. (A)	42,517	1,057,398
Veritiv Corp. (A)	2,472	268,336
W.W. Grainger, Inc.	4,818	2,189,444
Watsco, Inc.	8,332	1,989,848
		53,718,740
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	12,243	1,562,218
Aeroports de Paris (A)	4,846	617,769
Atlantia SpA	80,878	1,898,568
Auckland International Airport, Ltd. (A)	204,335	915,340
Getlink SE	71,824	1,273,822
Transurban Group	501,237	4,986,958
		11,254,675
		760,132,093
Information technology – 17.9%
Communications equipment – 0.6%
ADTRAN, Inc.	8,361	146,568
Arista Networks, Inc. (A)	24,993	2,342,844
Aviat Networks, Inc. (A)	2,050	51,332
Calix, Inc. (A)	23,570	804,680
Ciena Corp. (A)	38,219	1,746,608
Cisco Systems, Inc.	469,391	20,014,832
Clearfield, Inc. (A)	2,011	124,581
CommScope Holding Company, Inc. (A)	34,860	213,343
Comtech Telecommunications Corp.	5,014	45,477
Digi International, Inc. (A)	5,863	142,002
DZS, Inc. (A)	3,317	53,968
Extreme Networks, Inc. (A)	21,782	194,295
F5, Inc. (A)	7,083	1,083,982
Harmonic, Inc. (A)	15,746	136,518
Infinera Corp. (A)	32,469	174,034
Inseego Corp. (A)	17,047	32,219
Juniper Networks, Inc.	37,921	1,080,749
Lumentum Holdings, Inc. (A)	17,335	1,376,746
Motorola Solutions, Inc.	18,916	3,964,794
NETGEAR, Inc. (A)	5,112	94,674
NetScout Systems, Inc. (A)	11,852	401,190
Nokia OYJ	883,340	4,094,324
Ondas Holdings, Inc. (A)	6,259	33,736
Plantronics, Inc. (A)	7,170	284,506
Ribbon Communications, Inc. (A)	13,843	42,083
Telefonaktiebolaget LM Ericsson, B Shares	476,448	3,558,597
Viasat, Inc. (A)	18,701	572,812

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	38,120	$504,328
		43,315,822
Electronic equipment, instruments and components – 1.1%
908 Devices, Inc. (A)	3,843	79,127
Advanced Energy Industries, Inc.	6,313	460,723
Aeva Technologies, Inc. (A)(C)	17,371	54,371
Akoustis Technologies, Inc. (A)(C)	10,696	39,575
Amphenol Corp., Class A	67,591	4,351,509
Arlo Technologies, Inc. (A)	14,969	93,856
Arrow Electronics, Inc. (A)	16,591	1,859,685
Avnet, Inc.	24,541	1,052,318
Azbil Corp.	19,000	500,926
Badger Meter, Inc.	4,872	394,096
Belden, Inc.	18,495	985,229
Benchmark Electronics, Inc.	5,796	130,758
CDW Corp.	15,166	2,389,555
Cognex Corp.	43,649	1,855,955
Coherent, Inc. (A)	6,234	1,659,615
Corning, Inc.	87,111	2,744,868
CTS Corp.	5,316	181,010
ePlus, Inc. (A)	4,436	235,640
Evolv Technologies Holdings, Inc. (A)	15,714	41,799
Fabrinet (A)	6,189	501,928
FARO Technologies, Inc. (A)	3,243	99,982
Focus Universal, Inc. (A)(C)	3,201	36,555
Halma PLC	61,972	1,521,545
Hamamatsu Photonics KK	22,900	892,129
Hexagon AB, B Shares	317,725	3,319,926
Hirose Electric Company, Ltd.	4,975	660,586
Ibiden Company, Ltd.	18,400	521,284
Identiv, Inc. (A)	4,141	47,953
II-VI, Inc. (A)	26,746	1,362,709
Insight Enterprises, Inc. (A)	5,242	452,280
IPG Photonics Corp. (A)	8,732	821,943
Itron, Inc. (A)	7,647	377,991
Jabil, Inc.	35,478	1,816,828
Keyence Corp.	31,800	10,905,434
Keysight Technologies, Inc. (A)	20,556	2,833,645
Kimball Electronics, Inc. (A)	4,214	84,701
Knowles Corp. (A)	14,723	255,150
Kyocera Corp.	52,363	2,799,136
Lightwave Logic, Inc. (A)(C)	19,603	128,204
Littelfuse, Inc.	6,215	1,578,859
Methode Electronics, Inc.	5,964	220,907
MicroVision, Inc. (A)(C)	28,774	110,492
Mirion Technologies, Inc. (A)	23,507	135,400
Murata Manufacturing Company, Ltd.	93,739	5,101,963
Napco Security Technologies, Inc. (A)	5,152	106,080
National Instruments Corp.	32,955	1,029,185
nLight, Inc. (A)	7,880	80,534
Novanta, Inc. (A)	5,959	722,648
Omron Corp.	30,318	1,543,086
OSI Systems, Inc. (A)	2,651	226,501
Ouster, Inc. (A)	24,749	40,093
PAR Technology Corp. (A)	4,555	170,767
PC Connection, Inc.	1,861	81,977
Plexus Corp. (A)	4,546	356,861
Rogers Corp. (A)	3,135	821,652
Sanmina Corp. (A)	10,008	407,626
ScanSource, Inc. (A)	4,362	135,833
Shimadzu Corp.	38,692	1,226,362
SmartRent, Inc. (A)(C)	20,627	93,234
TD SYNNEX Corp.	10,382	945,800
TDK Corp.	63,463	1,962,166
TE Connectivity, Ltd.	36,457	4,125,110
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Teledyne Technologies, Inc. (A)	5,150	$1,931,817
Trimble, Inc. (A)	27,460	1,598,996
TTM Technologies, Inc. (A)	16,949	211,863
Velodyne Lidar, Inc. (A)(C)	36,004	34,391
Venture Corp., Ltd.	45,200	541,427
Vishay Intertechnology, Inc.	55,084	981,597
Vishay Precision Group, Inc. (A)	2,240	65,251
Vontier Corp.	40,450	929,946
Yokogawa Electric Corp.	37,292	616,930
Zebra Technologies Corp., Class A (A)	5,839	1,716,374
		78,402,252
IT services – 3.0%
Accenture PLC, Class A	71,580	19,874,187
Adyen NV (A)(B)	3,537	5,104,358
Akamai Technologies, Inc. (A)	17,758	1,621,838
Amadeus IT Group SA (A)	73,537	4,117,641
Automatic Data Processing, Inc.	47,217	9,917,459
AvidXchange Holdings, Inc. (A)	25,091	154,059
Bechtle AG	13,369	549,126
BigCommerce Holdings, Inc., Series 1 (A)	10,915	176,823
Bread Financial Holdings, Inc.	20,927	775,555
Brightcove, Inc. (A)	8,266	52,241
Broadridge Financial Solutions, Inc.	12,832	1,829,202
Cantaloupe, Inc. (A)	11,214	62,798
Capgemini SE	26,733	4,610,375
Cass Information Systems, Inc.	2,431	82,168
Cerberus Cyber Sentinel Corp. (A)	8,347	30,049
Cognizant Technology Solutions Corp., Class A	58,834	3,970,707
Computershare, Ltd.	88,695	1,512,530
Concentrix Corp.	10,809	1,466,133
Conduent, Inc. (A)	29,649	128,084
Core Scientific, Inc. (A)	38,169	56,872
CSG Systems International, Inc.	5,366	320,243
Cyxtera Technologies, Inc. (A)(C)	7,377	83,655
DigitalOcean Holdings, Inc. (A)(C)	12,902	533,627
DXC Technology Company (A)	28,510	864,138
Edenred	40,703	1,928,126
Edgio, Inc. (A)	24,474	56,535
EPAM Systems, Inc. (A)	6,614	1,949,675
Euronet Worldwide, Inc. (A)	12,700	1,277,493
EVERTEC, Inc.	10,130	373,594
EVO Payments, Inc., Class A (A)	8,065	189,689
ExlService Holdings, Inc. (A)	5,450	802,949
Fastly, Inc., Class A (A)	18,991	220,486
Fidelity National Information Services, Inc.	68,980	6,323,397
Fiserv, Inc. (A)	65,716	5,846,753
FleetCor Technologies, Inc. (A)	8,722	1,832,579
Flywire Corp. (A)	9,488	167,273
Fujitsu, Ltd.	32,123	4,019,483
Gartner, Inc. (A)	9,084	2,196,784
Genpact, Ltd.	42,794	1,812,754
Global Payments, Inc.	31,782	3,516,360
GMO Payment Gateway, Inc.	6,900	491,494
Grid Dynamics Holdings, Inc. (A)	8,362	140,649
i3 Verticals, Inc., Class A (A)	3,882	97,128
IBM Corp.	101,691	14,357,752
Information Services Group, Inc.	7,310	49,416
International Money Express, Inc. (A)	5,712	116,925
Itochu Techno-Solutions Corp.	15,700	386,018
Jack Henry & Associates, Inc.	8,492	1,528,730
Kyndryl Holdings, Inc. (A)	45,132	441,391
Marqeta, Inc., Class A (A)	73,504	596,117
Mastercard, Inc., Class A	97,057	30,619,542

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Maximus, Inc.	25,727	$1,608,195
MoneyGram International, Inc. (A)	15,911	159,110
NEC Corp.	40,084	1,563,956
Nexi SpA (A)(B)	85,548	710,428
Nomura Research Institute, Ltd.	54,800	1,470,642
NTT Data Corp.	103,010	1,429,040
Obic Company, Ltd.	11,400	1,621,150
Otsuka Corp.	18,600	553,552
Paya Holdings, Inc. (A)	15,421	101,316
Paychex, Inc.	36,302	4,133,709
Payoneer Global, Inc. (A)	37,478	146,914
PayPal Holdings, Inc. (A)	130,745	9,131,231
Paysafe, Ltd. (A)	58,598	114,266
Perficient, Inc. (A)	5,782	530,152
PFSweb, Inc. (A)	3,315	38,984
Rackspace Technology, Inc. (A)	10,385	74,460
Remitly Global, Inc. (A)	14,635	112,104
Repay Holdings Corp. (A)	15,133	194,459
Sabre Corp. (A)	137,410	801,100
SCSK Corp.	25,500	433,055
SolarWinds Corp.	8,333	85,413
Squarespace, Inc., Class A (A)(C)	5,432	113,637
StoneCo, Ltd., Class A (A)	46,952	361,530
The Hackett Group, Inc.	4,789	90,847
The Western Union Company	96,985	1,597,343
TIS, Inc.	36,900	970,866
TTEC Holdings, Inc.	3,213	218,131
Tucows, Inc., Class A (A)(C)	1,786	79,495
Unisys Corp. (A)	11,400	137,142
VeriSign, Inc. (A)	10,608	1,775,037
Verra Mobility Corp. (A)	24,762	389,011
Visa, Inc., Class A	185,994	36,620,359
WEX, Inc. (A)	11,303	1,758,295
Wix.com, Ltd. (A)	9,300	609,615
Worldline SA (A)(B)	38,915	1,451,505
		210,419,009
Semiconductors and semiconductor equipment – 3.9%
ACM Research, Inc., Class A (A)	8,299	139,672
Advanced Micro Devices, Inc. (A)	183,144	14,005,022
Advantest Corp.	30,900	1,661,700
Alpha & Omega Semiconductor, Ltd. (A)	3,786	126,225
Ambarella, Inc. (A)	6,166	403,626
Amkor Technology, Inc.	42,312	717,188
Analog Devices, Inc.	59,167	8,643,707
Applied Materials, Inc.	99,826	9,082,169
ASM International NV	7,645	1,902,131
ASML Holding NV	66,351	31,346,729
Atomera, Inc. (A)(C)	3,953	37,079
Axcelis Technologies, Inc. (A)	5,565	305,185
AXT, Inc. (A)	8,152	47,771
Broadcom, Inc.	46,145	22,417,702
CEVA, Inc. (A)	4,006	134,441
Cirrus Logic, Inc. (A)	14,391	1,043,923
CMC Materials, Inc.	11,975	2,089,518
Cohu, Inc. (A)	8,136	225,774
Credo Technology Group Holding, Ltd. (A)(C)	4,130	48,238
CyberOptics Corp. (A)	1,353	47,274
Diodes, Inc. (A)	7,470	482,338
Disco Corp.	4,700	1,118,420
Enphase Energy, Inc. (A)	15,044	2,937,191
First Solar, Inc. (A)	24,903	1,696,641
FormFactor, Inc. (A)	13,186	510,694
Ichor Holdings, Ltd. (A)	4,886	126,938
Impinj, Inc. (A)	3,591	210,684
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Indie Semiconductor, Inc., Class A (A)	17,496	$99,727
Infineon Technologies AG	213,172	5,185,517
Intel Corp.	462,105	17,287,348
KLA Corp.	16,876	5,384,794
Kulicke & Soffa Industries, Inc.	9,749	417,355
Lam Research Corp.	15,676	6,680,327
Lasertec Corp.	12,300	1,464,975
Lattice Semiconductor Corp. (A)	34,573	1,676,791
MACOM Technology Solutions Holdings, Inc. (A)	8,547	394,017
MaxLinear, Inc. (A)	12,173	413,639
Microchip Technology, Inc.	62,772	3,645,798
Micron Technology, Inc.	126,221	6,977,497
MKS Instruments, Inc.	13,983	1,435,075
Monolithic Power Systems, Inc.	5,053	1,940,554
NeoPhotonics Corp. (A)	8,936	140,563
NVIDIA Corp.	282,981	42,897,090
NXP Semiconductors NV	29,662	4,390,866
ON Semiconductor Corp. (A)	49,114	2,470,925
Onto Innovation, Inc. (A)	8,355	582,678
PDF Solutions, Inc. (A)	5,324	114,519
Photronics, Inc. (A)	10,194	198,579
Power Integrations, Inc.	24,360	1,827,244
Qorvo, Inc. (A)	12,645	1,192,676
Qualcomm, Inc.	126,570	16,168,052
Rambus, Inc. (A)	18,482	397,178
Renesas Electronics Corp. (A)	206,200	1,865,977
Rockley Photonics Holdings, Ltd. (A)(C)	19,201	41,858
Rohm Company, Ltd.	14,242	998,360
Semtech Corp. (A)	26,600	1,462,202
Silicon Laboratories, Inc. (A)	15,286	2,143,403
SiTime Corp. (A)	6,621	1,079,422
Skyworks Solutions, Inc.	17,981	1,665,760
SMART Global Holdings, Inc. (A)	8,363	136,902
SolarEdge Technologies, Inc. (A)	6,125	1,676,290
STMicroelectronics NV (C)	111,565	3,528,249
SUMCO Corp.	57,200	743,880
SunPower Corp. (A)(C)	34,911	551,943
Synaptics, Inc. (A)	16,640	1,964,352
Teradyne, Inc.	17,838	1,597,393
Texas Instruments, Inc.	104,259	16,019,395
Tokyo Electron, Ltd.	24,360	7,950,938
Tower Semiconductor, Ltd. (A)	17,806	830,542
Ultra Clean Holdings, Inc. (A)	7,666	228,217
Universal Display Corp.	10,913	1,103,741
Veeco Instruments, Inc. (A)	8,599	166,821
Wolfspeed, Inc. (A)	31,061	1,970,820
		272,618,229
Software – 5.6%
8x8, Inc. (A)	18,996	97,829
A10 Networks, Inc.	11,197	161,013
ACI Worldwide, Inc. (A)	48,146	1,246,500
Adobe, Inc. (A)	53,384	19,541,747
Agilysys, Inc. (A)	3,380	159,773
Alarm.com Holdings, Inc. (A)	8,114	501,932
Alkami Technology, Inc. (A)(C)	6,295	87,438
Altair Engineering, Inc., Class A (A)	8,763	460,058
American Software, Inc., Class A	5,582	90,205
Amplitude, Inc., Class A (A)	9,557	136,570
ANSYS, Inc. (A)	9,721	2,326,138
Appfolio, Inc., Class A (A)	3,255	295,033
Appian Corp. (A)	6,825	323,232
Asana, Inc., Class A (A)	12,543	220,506
Aspen Technology, Inc. (A)	7,034	1,292,005
Autodesk, Inc. (A)	24,544	4,220,586

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Avaya Holdings Corp. (A)	15,317	$34,310
AvePoint, Inc. (A)	22,413	97,272
AVEVA Group PLC	19,688	540,485
Benefitfocus, Inc. (A)	5,073	39,468
Blackbaud, Inc. (A)	19,267	1,118,835
Blackline, Inc. (A)	9,332	621,511
Blend Labs, Inc., Class A (A)	32,499	76,698
Box, Inc., Class A (A)	21,736	546,443
BTRS Holdings, Inc., Class 1 (A)	17,719	88,241
C3.ai, Inc., Class A (A)(C)	11,667	213,039
Cadence Design Systems, Inc. (A)	31,141	4,672,084
CDK Global, Inc.	29,340	1,606,952
Cerence, Inc. (A)	6,745	170,176
Ceridian HCM Holding, Inc. (A)	15,952	751,020
ChannelAdvisor Corp. (A)	5,307	77,376
Check Point Software Technologies, Ltd. (A)	16,826	2,049,070
Citrix Systems, Inc.	14,544	1,413,240
Cleanspark, Inc. (A)(C)	7,624	29,886
Clear Secure, Inc., Class A (A)	10,578	211,560
CommVault Systems, Inc. (A)	18,686	1,175,349
Consensus Cloud Solutions, Inc. (A)	2,738	119,596
Couchbase, Inc. (A)(C)	4,670	76,681
CS Disco, Inc. (A)(C)	3,913	70,591
Cvent Holding Corp. (A)(C)	14,684	67,840
CyberArk Software, Ltd. (A)	6,500	831,740
Dassault Systemes SE	108,872	4,032,713
Digimarc Corp. (A)(C)	2,637	37,287
Digital Turbine, Inc. (A)	15,681	273,947
Domo, Inc., Class B (A)	5,235	145,533
Duck Creek Technologies, Inc. (A)	13,154	195,337
E2open Parent Holdings, Inc. (A)	34,066	265,033
Ebix, Inc.	4,783	80,833
eGain Corp. (A)	4,053	39,517
Enfusion, Inc., Class A (A)(C)	4,615	47,119
EngageSmart, Inc. (A)	5,977	96,110
Envestnet, Inc. (A)	23,105	1,219,251
Everbridge, Inc. (A)	6,720	187,421
EverCommerce, Inc. (A)	4,384	39,631
Fair Isaac Corp. (A)	6,515	2,611,864
Fortinet, Inc. (A)	75,255	4,257,928
GTY Technology Holdings, Inc. (A)	7,532	47,150
Instructure Holdings, Inc. (A)(C)	3,059	69,439
Intapp, Inc. (A)	2,681	39,250
InterDigital, Inc.	5,210	316,768
Intuit, Inc.	31,946	12,313,266
IronNet, Inc. (A)	12,208	26,980
KnowBe4, Inc., Class A (A)(C)	12,361	193,079
LivePerson, Inc. (A)	12,019	169,949
LiveRamp Holdings, Inc. (A)	11,422	294,802
Manhattan Associates, Inc. (A)	15,856	1,817,098
Marathon Digital Holdings, Inc. (A)(C)	17,365	92,729
Matterport, Inc. (A)(C)	37,443	137,041
MeridianLink, Inc. (A)(C)	4,142	69,171
Microsoft Corp.	845,199	217,072,459
MicroStrategy, Inc., Class A (A)(C)	1,604	263,537
Mitek Systems, Inc. (A)	7,769	71,786
Model N, Inc. (A)	6,151	157,343
Momentive Global, Inc. (A)	22,783	200,490
N-able, Inc. (A)	11,682	105,138
NCR Corp. (A)	34,319	1,067,664
Nemetschek SE	9,427	573,507
Nice, Ltd. (A)	10,304	1,988,352
NortonLifeLock, Inc.	67,853	1,490,052
Olo, Inc., Class A (A)	15,344	151,445
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ON24, Inc. (A)	7,199	$68,319
OneSpan, Inc. (A)	7,210	85,799
Oracle Corp.	177,779	12,421,419
Oracle Corp. Japan	6,306	367,231
PagerDuty, Inc. (A)	14,420	357,328
Paycom Software, Inc. (A)	5,220	1,462,226
Paylocity Holding Corp. (A)	9,971	1,739,142
Ping Identity Holding Corp. (A)	13,116	237,924
Progress Software Corp.	7,301	330,735
PROS Holdings, Inc. (A)	7,017	184,056
PTC, Inc. (A)	12,274	1,305,217
Q2 Holdings, Inc. (A)	9,461	364,911
Qualys, Inc. (A)	14,969	1,888,190
Rapid7, Inc. (A)	9,820	655,976
Rimini Street, Inc. (A)	9,108	54,739
Riot Blockchain, Inc. (A)(C)	20,168	84,504
Roper Technologies, Inc.	11,963	4,721,198
Sailpoint Technologies Holdings, Inc. (A)	39,380	2,468,338
salesforce.com, Inc. (A)	112,233	18,522,934
SAP SE	170,455	15,537,042
Sapiens International Corp. NV (C)	5,257	127,167
ServiceNow, Inc. (A)	22,648	10,769,577
ShotSpotter, Inc. (A)	1,757	47,281
Sinch AB (A)(B)(C)	91,038	297,371
Sprout Social, Inc., Class A (A)	7,800	452,946
SPS Commerce, Inc. (A)	6,107	690,396
Sumo Logic, Inc. (A)	14,872	111,391
Synopsys, Inc. (A)	17,311	5,257,351
Telos Corp. (A)	9,474	76,550
Temenos AG	10,371	887,551
Tenable Holdings, Inc. (A)	18,564	842,991
Teradata Corp. (A)	26,304	973,511
The Sage Group PLC	166,163	1,286,730
Trend Micro, Inc.	21,864	1,069,617
Tyler Technologies, Inc. (A)	4,778	1,588,589
Upland Software, Inc. (A)	5,297	76,912
UserTesting, Inc. (A)	8,535	42,846
Varonis Systems, Inc. (A)	18,431	540,397
Verint Systems, Inc. (A)	10,679	452,256
Veritone, Inc. (A)(C)	5,899	38,520
Vonage Holdings Corp. (A)	43,255	814,924
WiseTech Global, Ltd.	23,971	628,573
WM Technology, Inc. (A)	12,904	42,454
Workiva, Inc. (A)	8,057	531,681
Xero, Ltd. (A)	21,970	1,171,894
Xperi Holding Corp.	17,669	254,964
Yext, Inc. (A)	20,860	99,711
Zuora, Inc., Class A (A)	19,525	174,749
		392,324,175
Technology hardware, storage and peripherals – 3.7%
3D Systems Corp. (A)	21,517	208,715
Apple, Inc.	1,737,683	237,575,937
Avid Technology, Inc. (A)	6,183	160,449
Brother Industries, Ltd.	38,536	678,017
Canon, Inc. (C)	163,277	3,700,082
Corsair Gaming, Inc. (A)(C)	6,629	87,039
Diebold Nixdorf, Inc. (A)	14,280	32,416
Eastman Kodak Company (A)	10,698	49,639
FUJIFILM Holdings Corp.	58,838	3,161,449
Hewlett Packard Enterprise Company	150,833	2,000,046
HP, Inc.	119,186	3,906,917
IonQ, Inc. (A)(C)	20,416	89,422
Logitech International SA	28,257	1,473,467
NetApp, Inc.	25,921	1,691,086
Ricoh Company, Ltd.	93,677	731,350

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Seagate Technology Holdings PLC	22,064	$1,576,252
Seiko Epson Corp.	45,647	645,767
Super Micro Computer, Inc. (A)	7,705	310,897
Turtle Beach Corp. (A)	2,884	35,271
Western Digital Corp. (A)	34,323	1,538,700
Xerox Holdings Corp.	49,235	731,140
		260,384,058
		1,257,463,545
Materials – 4.4%
Chemicals – 2.2%
AdvanSix, Inc.	4,644	155,295
Air Liquide SA	85,347	11,487,943
Air Products & Chemicals, Inc.	25,047	6,023,303
Akzo Nobel NV	29,645	1,938,720
Albemarle Corp.	13,138	2,745,579
American Vanguard Corp.	5,009	111,951
Amyris, Inc. (A)(C)	35,211	65,140
Arkema SA	9,701	867,778
Asahi Kasei Corp.	204,757	1,557,662
Ashland Global Holdings, Inc.	12,742	1,313,063
Aspen Aerogels, Inc. (A)	4,987	49,272
Avient Corp.	38,298	1,534,984
Balchem Corp.	5,307	688,530
BASF SE	149,928	6,559,686
Cabot Corp.	23,527	1,500,787
Celanese Corp.	12,598	1,481,651
CF Industries Holdings, Inc.	23,593	2,022,628
Chase Corp.	1,279	99,519
Chr. Hansen Holding A/S	17,218	1,256,874
Clariant AG (A)	35,220	671,584
Corteva, Inc.	81,742	4,425,512
Covestro AG (B)	31,537	1,095,869
Croda International PLC	22,774	1,800,103
Danimer Scientific, Inc. (A)(C)	15,728	71,720
Diversey Holdings, Ltd. (A)	13,598	89,747
Dow, Inc.	82,238	4,244,303
DuPont de Nemours, Inc.	57,275	3,183,345
Eastman Chemical Company	15,043	1,350,410
Ecolab, Inc.	28,022	4,308,663
Ecovyst, Inc.	10,934	107,700
EMS-Chemie Holding AG	1,145	854,515
Evonik Industries AG	34,231	734,124
FMC Corp.	13,770	1,473,528
FutureFuel Corp.	5,073	36,931
GCP Applied Technologies, Inc. (A)	8,315	260,093
Givaudan SA	1,507	5,311,740
Hawkins, Inc.	3,367	121,313
HB Fuller Company	8,856	533,220
ICL Group, Ltd.	115,559	1,055,622
Ingevity Corp. (A)	16,291	1,028,614
Innospec, Inc.	4,097	392,452
International Flavors & Fragrances, Inc.	28,754	3,425,176
Intrepid Potash, Inc. (A)	1,922	87,047
Johnson Matthey PLC	30,585	721,214
JSR Corp.	29,490	766,332
Koninklijke DSM NV	28,531	4,087,081
Koppers Holdings, Inc.	3,647	82,568
Kronos Worldwide, Inc.	3,826	70,398
Linde PLC	56,906	16,362,182
Livent Corp. (A)	27,407	621,865
LSB Industries, Inc. (A)	5,563	77,103
LyondellBasell Industries NV, Class A	29,265	2,559,517
Minerals Technologies, Inc.	13,701	840,419
Mitsubishi Chemical Holdings Corp.	208,959	1,135,414
Mitsui Chemicals, Inc.	30,018	640,267
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
NewMarket Corp.	1,700	$511,632
Nippon Paint Holdings Company, Ltd.	135,400	1,013,089
Nippon Sanso Holdings Corp.	28,257	452,428
Nissan Chemical Corp.	21,000	969,305
Nitto Denko Corp.	23,187	1,499,701
Novozymes A/S, B Shares	33,534	2,018,175
OCI NV	17,198	565,740
Olin Corp.	34,868	1,613,691
Orica, Ltd.	66,736	730,137
Origin Materials, Inc. (A)	18,570	95,078
Orion Engineered Carbons SA	10,257	159,291
Perimeter Solutions SA (A)	20,943	227,022
PPG Industries, Inc.	26,599	3,041,330
PureCycle Technologies, Inc. (A)(C)	18,302	135,801
Quaker Chemical Corp.	2,279	340,756
RPM International, Inc.	32,534	2,561,076
Schweitzer-Mauduit International, Inc.	5,303	133,211
Sensient Technologies Corp.	17,504	1,410,122
Shin-Etsu Chemical Company, Ltd.	61,246	6,884,719
Sika AG	23,746	5,481,460
Solvay SA	12,098	985,577
Stepan Company	3,488	353,509
Sumitomo Chemical Company, Ltd.	243,244	951,983
Symrise AG	21,675	2,363,989
The Chemours Company	39,059	1,250,669
The Mosaic Company	40,907	1,932,038
The Scotts Miracle-Gro Company	10,159	802,459
The Sherwin-Williams Company	27,053	6,057,437
Toray Industries, Inc.	226,372	1,274,211
Tosoh Corp.	42,500	528,646
Tredegar Corp.	5,057	50,570
Trinseo PLC	6,036	232,145
Tronox Holdings PLC, Class A	19,803	332,690
Umicore SA	34,188	1,198,427
Valvoline, Inc.	44,769	1,290,690
Yara International ASA	27,027	1,132,458
		156,669,318
Construction materials – 0.2%
CRH PLC	125,045	4,315,152
Eagle Materials, Inc.	9,925	1,091,155
HeidelbergCement AG	23,640	1,141,370
Holcim, Ltd. (A)	90,488	3,880,987
James Hardie Industries PLC, CHESS Depositary Interest	72,696	1,591,522
Martin Marietta Materials, Inc.	6,935	2,075,229
Summit Materials, Inc., Class A (A)	20,133	468,898
United States Lime & Minerals, Inc.	386	40,762
Vulcan Materials Company	15,475	2,198,998
		16,804,073
Containers and packaging – 0.3%
Amcor PLC	167,573	2,082,932
AptarGroup, Inc.	16,474	1,700,282
Avery Dennison Corp.	8,983	1,454,078
Ball Corp.	36,134	2,484,935
Cryptyde, Inc. (A)	3,201	6,498
Greif, Inc., Class A	10,838	676,074
Greif, Inc., Class B	1,014	63,162
International Paper Company	42,187	1,764,682
Myers Industries, Inc.	6,226	141,517
O-I Glass, Inc. (A)	26,322	368,508
Packaging Corp. of America	10,342	1,422,025
Pactiv Evergreen, Inc.	7,492	74,620
Ranpak Holdings Corp. (A)	7,877	55,139
Sealed Air Corp.	17,277	997,228
Silgan Holdings, Inc.	21,156	874,801

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Smurfit Kappa Group PLC	40,169	$1,354,581
Sonoco Products Company	24,494	1,397,138
TriMas Corp.	7,083	196,128
Westrock Company	28,200	1,123,488
		18,237,816
Metals and mining – 1.6%
1911 Gold Corp. (A)	3,149	394
5E Advanced Materials, Inc. (A)	5,626	68,525
Alcoa Corp.	46,340	2,112,177
Allegheny Technologies, Inc. (A)	20,951	475,797
Alpha Metallurgical Resources, Inc.	3,020	389,973
Anglo American PLC	207,494	7,417,614
Antofagasta PLC	64,371	908,980
ArcelorMittal SA	99,505	2,231,438
Arconic Corp. (A)	17,882	501,590
BHP Group, Ltd.	826,350	23,661,381
BlueScope Steel, Ltd.	80,020	881,712
Boliden AB	44,647	1,427,832
Carpenter Technology Corp.	8,236	229,867
Century Aluminum Company (A)	9,207	67,856
Cleveland-Cliffs, Inc. (A)	119,967	1,843,893
Coeur Mining, Inc. (A)	47,291	143,765
Commercial Metals Company	50,800	1,681,480
Compass Minerals International, Inc.	5,862	207,456
Constellium SE (A)	21,007	277,502
Dakota Gold Corp. (A)	11,080	37,118
Evolution Mining, Ltd.	299,213	488,900
Ferroglobe PLC (A)(D)	15,626	0
Fortescue Metals Group, Ltd.	276,428	3,323,978
Freeport-McMoRan, Inc.	163,777	4,792,115
Glencore PLC (A)	1,614,188	8,743,146
Haynes International, Inc.	2,220	72,749
Hecla Mining Company	90,542	354,925
Hitachi Metals, Ltd. (A)	34,964	529,291
Hycroft Mining Holding Corp. (A)	30,449	33,798
JFE Holdings, Inc.	80,233	844,067
Kaiser Aluminum Corp.	2,670	211,170
Materion Corp.	3,422	252,304
Mineral Resources, Ltd.	27,744	931,162
Newcrest Mining, Ltd.	145,322	2,070,290
Newmont Corp.	89,601	5,346,492
Nippon Steel Corp.	131,900	1,845,954
Norsk Hydro ASA	219,527	1,240,604
Northern Star Resources, Ltd.	190,189	892,121
Novagold Resources, Inc. (A)	40,287	193,780
Nucor Corp.	30,101	3,142,845
Olympic Steel, Inc.	1,736	44,702
Pan American Silver Corp., CVR (A)	54,671	38,795
Piedmont Lithium, Inc. (A)	2,961	107,810
Ramaco Resources, Inc.	4,028	52,968
Reliance Steel & Aluminum Company	15,563	2,643,531
Rio Tinto PLC	183,379	10,963,611
Rio Tinto, Ltd.	60,596	4,322,848
Royal Gold, Inc.	16,491	1,760,909
Ryerson Holding Corp.	2,863	60,953
Schnitzer Steel Industries, Inc., Class A	4,397	144,397
South32, Ltd.	759,036	2,056,752
Steel Dynamics, Inc.	45,035	2,979,065
Sumitomo Metal Mining Company, Ltd.	40,307	1,249,690
SunCoke Energy, Inc.	13,792	93,924
TimkenSteel Corp. (A)	7,927	148,314
U.S. Steel Corp.	65,480	1,172,747
voestalpine AG	18,944	404,876
Warrior Met Coal, Inc.	8,625	264,011
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Industries, Inc.	13,368	$589,529
		108,975,473
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,836	95,375
Glatfelter Corp.	8,229	56,616
Holmen AB, B Shares	15,314	623,795
Louisiana-Pacific Corp.	20,631	1,081,271
Mondi PLC	79,260	1,406,877
Neenah, Inc.	2,892	98,733
Oji Holdings Corp.	132,438	573,765
Resolute Forest Products, Inc. (A)	7,809	99,643
Stora Enso OYJ, R Shares	89,966	1,425,521
Svenska Cellulosa AB SCA, B Shares	98,900	1,485,977
Sylvamo Corp.	5,948	194,381
UPM-Kymmene OYJ	87,125	2,671,540
		9,813,494
		310,500,174
Real estate – 3.5%
Equity real estate investment trusts – 2.9%
Acadia Realty Trust	15,758	246,140
Agree Realty Corp.	12,250	883,593
Alexander & Baldwin, Inc.	12,340	221,503
Alexander's, Inc.	316	70,203
Alexandria Real Estate Equities, Inc.	16,973	2,461,594
American Assets Trust, Inc.	8,252	245,084
American Campus Communities, Inc.	35,043	2,259,222
American Tower Corp.	52,560	13,433,810
Apartment Income REIT Corp.	39,468	1,641,869
Apartment Investment and Management Company, Class A (A)	25,747	164,781
Apple Hospitality REIT, Inc.	36,173	530,658
Armada Hoffler Properties, Inc.	11,559	148,418
Ascendas Real Estate Investment Trust	548,178	1,125,051
Ashford Hospitality Trust, Inc. (A)	6,712	40,138
AvalonBay Communities, Inc.	15,721	3,053,804
BGP Holdings PLC (A)(D)	1,525,695	0
Bluerock Residential Growth REIT, Inc.	4,900	128,821
Boston Properties, Inc.	16,576	1,474,932
Braemar Hotels & Resorts, Inc.	12,872	55,221
Brandywine Realty Trust	28,367	273,458
Brixmor Property Group, Inc.	75,253	1,520,863
Broadstone Net Lease, Inc.	28,481	584,145
BRT Apartments Corp.	2,333	50,136
Camden Property Trust	12,170	1,636,622
CapitaLand Integrated Commercial Trust	863,030	1,349,105
CareTrust REIT, Inc.	16,365	301,771
CatchMark Timber Trust, Inc., Class A	9,082	91,365
CBL & Associates Properties, Inc. (A)	4,773	112,118
Cedar Realty Trust, Inc.	2,025	58,300
Centerspace	2,585	210,807
Chatham Lodging Trust (A)	8,780	91,751
City Office REIT, Inc.	7,459	96,594
Community Healthcare Trust, Inc.	4,015	145,383
Corporate Office Properties Trust	46,978	1,230,354
Cousins Properties, Inc.	37,374	1,092,442
Covivio	7,719	431,243
Crown Castle International Corp.	49,002	8,250,957
CTO Realty Growth, Inc.	1,121	68,516
Daiwa House REIT Investment Corp.	360	818,245
Dexus	175,571	1,079,667
DiamondRock Hospitality Company (A)	35,849	294,320
Digital Realty Trust, Inc.	32,210	4,181,824
Diversified Healthcare Trust	44,427	80,857
Douglas Emmett, Inc.	44,163	988,368

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Duke Realty Corp.	42,395	$2,329,605
Easterly Government Properties, Inc.	15,054	286,628
EastGroup Properties, Inc.	10,471	1,615,989
Empire State Realty Trust, Inc., Class A	23,557	165,606
EPR Properties	18,835	883,927
Equinix, Inc.	10,301	6,767,963
Equity Commonwealth (A)	17,659	486,152
Equity Residential	38,284	2,764,870
Essential Properties Realty Trust, Inc.	21,949	471,684
Essex Property Trust, Inc.	7,188	1,879,734
Extra Space Storage, Inc.	14,943	2,542,103
Farmland Partners, Inc.	7,879	108,730
Federal Realty Investment Trust	8,251	789,951
First Industrial Realty Trust, Inc.	33,163	1,574,579
Four Corners Property Trust, Inc.	13,389	356,014
Franklin Street Properties Corp.	17,893	74,614
Gecina SA	7,500	703,874
Getty Realty Corp.	7,047	186,746
Gladstone Commercial Corp.	6,833	128,734
Gladstone Land Corp.	5,636	124,894
Global Medical REIT, Inc.	10,463	117,499
Global Net Lease, Inc.	17,462	247,262
GLP J-REIT	696	852,919
Goodman Group	274,464	3,389,007
Healthcare Realty Trust, Inc.	63,372	1,723,718
Healthpeak Properties, Inc.	58,447	1,514,362
Hersha Hospitality Trust (A)	5,896	57,840
Highwoods Properties, Inc.	26,418	903,231
Host Hotels & Resorts, Inc.	83,266	1,305,611
Hudson Pacific Properties, Inc.	36,335	539,211
Independence Realty Trust, Inc.	92,741	1,922,521
Indus Realty Trust, Inc.	971	57,639
Industrial Logistics Properties Trust	11,245	158,330
Innovative Industrial Properties, Inc.	4,688	515,071
InvenTrust Properties Corp.	11,436	294,934
Iron Mountain, Inc.	33,766	1,644,067
iStar, Inc.	11,154	152,921
Japan Metropolitan Fund Investment Corp.	1,141	889,039
Japan Real Estate Investment Corp.	204	939,345
JBG SMITH Properties	27,315	645,727
Kilroy Realty Corp.	26,391	1,381,041
Kimco Realty Corp.	71,911	1,421,680
Kite Realty Group Trust	91,791	1,587,066
Klepierre SA (A)	35,120	679,641
Lamar Advertising Company, Class A	21,873	1,924,168
Land Securities Group PLC	114,986	933,108
Life Storage, Inc.	21,195	2,366,634
Link REIT (C)	344,506	2,815,083
LTC Properties, Inc.	6,507	249,804
LXP Industrial Trust	47,583	511,041
Mapletree Commercial Trust	379,800	500,562
Mapletree Logistics Trust	534,300	646,586
Medical Properties Trust, Inc.	150,765	2,302,182
Mid-America Apartment Communities, Inc.	12,783	2,232,807
Mirvac Group	643,586	879,713
National Health Investors, Inc.	7,382	447,423
National Retail Properties, Inc.	44,195	1,900,385
National Storage Affiliates Trust	21,140	1,058,480
Necessity Retail REIT, Inc.	23,421	170,505
NETSTREIT Corp.	8,073	152,338
NexPoint Residential Trust, Inc.	3,848	240,538
Nippon Building Fund, Inc.	250	1,247,679
Nippon Prologis REIT, Inc.	349	859,575
Nomura Real Estate Master Fund, Inc.	693	865,627
Office Properties Income Trust	8,283	165,246
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Omega Healthcare Investors, Inc.	59,094	$1,665,860
One Liberty Properties, Inc.	3,083	80,096
Orion Office REIT, Inc.	9,999	109,589
Outfront Media, Inc.	24,792	420,224
Paramount Group, Inc.	31,658	228,887
Park Hotels & Resorts, Inc.	58,630	795,609
Pebblebrook Hotel Trust	54,974	910,919
Phillips Edison & Company, Inc.	19,188	641,071
Physicians Realty Trust	94,075	1,641,609
Piedmont Office Realty Trust, Inc., Class A	20,534	269,406
Plymouth Industrial REIT, Inc.	6,526	114,466
Postal Realty Trust, Inc., Class A	3,433	51,152
PotlatchDeltic Corp.	28,875	1,275,986
Prologis, Inc.	83,707	9,848,129
PS Business Parks, Inc.	8,385	1,569,253
Public Storage	17,327	5,417,633
Rayonier, Inc.	36,754	1,373,865
Realty Income Corp.	68,154	4,652,192
Regency Centers Corp.	17,969	1,065,741
Retail Opportunity Investments Corp.	20,475	323,096
Rexford Industrial Realty, Inc.	41,459	2,387,624
RLJ Lodging Trust	27,878	307,494
RPT Realty	14,691	144,413
Ryman Hospitality Properties, Inc. (A)	9,099	691,797
Sabra Health Care REIT, Inc.	97,100	1,356,487
Safehold, Inc.	3,652	129,171
Saul Centers, Inc.	2,089	98,413
SBA Communications Corp.	12,208	3,907,170
Scentre Group	847,257	1,521,292
Segro PLC	196,283	2,343,181
Service Properties Trust	29,728	155,477
Simon Property Group, Inc.	37,073	3,518,969
SITE Centers Corp.	32,933	443,608
SL Green Realty Corp.	16,110	743,477
Spirit Realty Capital, Inc.	33,743	1,274,811
STAG Industrial, Inc.	30,268	934,676
Stockland	389,673	972,929
STORE Capital Corp.	63,439	1,654,489
Summit Hotel Properties, Inc. (A)	18,464	134,233
Sunstone Hotel Investors, Inc. (A)	36,132	358,429
Tanger Factory Outlet Centers, Inc.	17,259	245,423
Terreno Realty Corp.	12,460	694,396
The British Land Company PLC	143,730	786,254
The GEO Group, Inc. (A)	20,173	133,142
The GPT Group	312,691	913,897
The Macerich Company	90,571	788,873
UDR, Inc.	32,353	1,489,532
UMH Properties, Inc.	8,628	152,370
Unibail-Rodamco-Westfield (A)	19,231	977,702
Uniti Group, Inc.	40,315	379,767
Universal Health Realty Income Trust	2,194	116,743
Urban Edge Properties	19,245	292,716
Urstadt Biddle Properties, Inc., Class A	5,447	88,241
Ventas, Inc.	44,394	2,283,183
Veris Residential, Inc. (A)	14,529	192,364
VICI Properties, Inc.	109,105	3,250,238
Vicinity Centres	631,637	802,408
Vornado Realty Trust	18,541	530,087
Warehouses De Pauw CVA	24,280	766,134
Washington Real Estate Investment Trust	14,547	309,997
Welltower, Inc.	50,759	4,180,004
Weyerhaeuser Company	84,008	2,782,345
Whitestone REIT	8,324	89,483

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Xenia Hotels & Resorts, Inc. (A)	19,498	$283,306
		200,937,144
Real estate management and development – 0.6%
Anywhere Real Estate, Inc. (A)	19,706	193,710
Aroundtown SA	163,084	521,607
Azrieli Group, Ltd.	6,928	487,745
CapitaLand Investment, Ltd.	424,684	1,168,866
CBRE Group, Inc., Class A (A)	37,046	2,726,956
City Developments, Ltd.	66,813	392,427
CK Asset Holdings, Ltd.	327,062	2,323,878
Compass, Inc., Class A (A)(C)	45,071	162,706
Cushman & Wakefield PLC (A)	26,816	408,676
Daito Trust Construction Company, Ltd.	10,111	874,663
Daiwa House Industry Company, Ltd.	97,866	2,288,793
DigitalBridge Group, Inc. (A)	100,778	491,797
Douglas Elliman, Inc.	13,749	65,858
ESR Group, Ltd. (A)(B)	328,400	890,506
eXp World Holdings, Inc. (C)	11,935	140,475
Fastighets AB Balder, B Shares (A)	102,997	493,426
Forestar Group, Inc. (A)	3,325	45,519
FRP Holdings, Inc. (A)	1,220	73,627
Hang Lung Properties, Ltd.	330,313	628,527
Henderson Land Development Company, Ltd.	236,709	889,641
Hongkong Land Holdings, Ltd.	186,334	935,794
Hulic Company, Ltd.	62,669	486,076
Jones Lang LaSalle, Inc. (A)	12,276	2,146,581
Kennedy-Wilson Holdings, Inc.	19,804	375,088
LEG Immobilien SE	11,890	989,505
Lendlease Corp., Ltd.	112,439	708,247
Marcus & Millichap, Inc.	4,204	155,506
Mitsubishi Estate Company, Ltd.	193,024	2,797,562
Mitsui Fudosan Company, Ltd.	148,826	3,197,504
New World Development Company, Ltd.	246,392	887,537
Newmark Group, Inc., Class A	25,148	243,181
Nomura Real Estate Holdings, Inc.	19,363	473,723
Offerpad Solutions, Inc. (A)	12,391	27,012
RE/MAX Holdings, Inc., Class A	3,309	81,137
Redfin Corp. (A)	18,053	148,757
Sagax AB, Class B	31,069	576,009
Seritage Growth Properties, Class A (A)	8,496	44,264
Sino Land Company, Ltd.	559,722	826,528
Stratus Properties, Inc. (A)	1,193	38,444
Sumitomo Realty & Development Company, Ltd.	50,483	1,332,685
Sun Hung Kai Properties, Ltd.	236,314	2,797,971
Swire Pacific, Ltd., Class A	81,518	486,847
Swire Properties, Ltd.	191,087	475,737
Swiss Prime Site AG	12,523	1,100,321
Tejon Ranch Company (A)	3,868	60,031
The RMR Group, Inc., Class A	2,844	80,627
The St. Joe Company	5,803	229,567
UOL Group, Ltd.	75,770	401,626
Vonovia SE	114,091	3,530,028
Wharf Real Estate Investment Company, Ltd.	272,346	1,300,513
		42,203,811
		243,140,955
Utilities – 3.2%
Electric utilities – 1.8%
Acciona SA	4,030	742,561
ALLETE, Inc.	23,827	1,400,551
Alliant Energy Corp.	29,195	1,711,119
American Electric Power Company, Inc.	58,733	5,634,844
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Chubu Electric Power Company, Inc.	105,129	$1,058,587
CK Infrastructure Holdings, Ltd.	102,843	631,758
CLP Holdings, Ltd.	267,834	2,225,776
Constellation Energy Corp.	36,213	2,073,556
Duke Energy Corp.	87,083	9,336,168
Edison International	42,532	2,689,724
EDP - Energias de Portugal SA	453,137	2,111,768
Electricite de France SA	91,500	751,567
Elia Group SA/NV	5,043	716,209
Endesa SA	51,848	980,830
Enel SpA	1,327,648	7,281,114
Entergy Corp.	23,437	2,639,944
Evergy, Inc.	26,740	1,744,785
Eversource Energy	38,749	3,273,128
Exelon Corp.	110,913	5,026,577
FirstEnergy Corp.	63,584	2,440,990
Fortum OYJ	72,501	1,095,842
Hawaiian Electric Industries, Inc.	27,493	1,124,464
HK Electric Investments, Ltd.	432,500	396,835
Iberdrola SA	945,755	9,846,637
IDACORP, Inc.	12,702	1,345,396
Mercury NZ, Ltd.	111,210	391,583
MGE Energy, Inc.	6,153	478,888
NextEra Energy, Inc.	222,030	17,198,444
NRG Energy, Inc.	25,783	984,137
OGE Energy Corp.	50,298	1,939,491
Origin Energy, Ltd.	287,494	1,141,223
Orsted A/S (B)	30,880	3,252,401
Otter Tail Corp.	6,912	464,003
Pinnacle West Capital Corp.	13,156	961,967
PNM Resources, Inc.	35,796	1,710,333
Portland General Electric Company	38,732	1,871,918
Power Assets Holdings, Ltd.	226,236	1,425,267
PPL Corp.	82,833	2,247,259
Red Electrica Corp. SA	66,243	1,253,952
SSE PLC	173,986	3,433,671
Terna - Rete Elettrica Nazionale	229,671	1,805,727
The Kansai Electric Power Company, Inc.	114,924	1,137,583
The Southern Company	120,120	8,565,757
Tokyo Electric Power Company Holdings, Inc. (A)	249,228	1,042,573
Verbund AG	11,115	1,092,585
Xcel Energy, Inc.	61,173	4,328,601
		125,008,093
Gas utilities – 0.4%
APA Group	192,600	1,499,925
Atmos Energy Corp.	15,793	1,770,395
Brookfield Infrastructure Corp., Class A	16,598	705,415
Chesapeake Utilities Corp.	2,923	378,675
Enagas SA	40,628	898,551
Hong Kong & China Gas Company, Ltd.	1,828,022	1,972,829
National Fuel Gas Company	22,977	1,517,631
Naturgy Energy Group SA (C)	23,741	686,012
New Jersey Resources Corp.	40,468	1,802,040
Northwest Natural Holding Company	5,792	307,555
ONE Gas, Inc.	22,655	1,839,359
Osaka Gas Company, Ltd.	61,175	1,172,433
Snam SpA	329,166	1,726,925
South Jersey Industries, Inc.	20,716	707,244
Southwest Gas Holdings, Inc.	27,785	2,419,518
Spire, Inc.	21,634	1,608,921
Tokyo Gas Company, Ltd.	64,796	1,342,836

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
UGI Corp.	52,757	$2,036,948
		24,393,212
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	7,760	48,966
Clearway Energy, Inc., Class A	6,635	212,121
Clearway Energy, Inc., Class C	13,255	461,804
EDP Renovaveis SA	47,039	1,111,183
Meridian Energy, Ltd.	210,174	613,319
Montauk Renewables, Inc. (A)	11,197	112,530
Ormat Technologies, Inc. (C)	7,589	594,598
RWE AG	104,864	3,878,504
Sunnova Energy International, Inc. (A)	16,872	310,951
The AES Corp.	77,748	1,633,485
Uniper SE	14,934	223,176
		9,200,637
Multi-utilities – 0.8%
Ameren Corp.	28,739	2,596,856
Avista Corp.	12,153	528,777
Black Hills Corp.	27,162	1,976,579
CenterPoint Energy, Inc.	69,484	2,055,337
CMS Energy Corp.	33,790	2,280,825
Consolidated Edison, Inc.	40,025	3,806,378
Dominion Energy, Inc.	91,721	7,320,253
DTE Energy Company	21,685	2,748,574
E.ON SE	366,483	3,086,914
Engie SA	298,144	3,452,198
National Grid PLC	594,978	7,646,023
NiSource, Inc.	45,795	1,350,495
NorthWestern Corp.	22,722	1,339,007
Public Service Enterprise Group, Inc.	56,473	3,573,611
Sempra Energy	35,541	5,340,746
Unitil Corp.	2,774	162,889
Veolia Environnement SA (C)	108,509	2,659,913
WEC Energy Group, Inc.	35,605	3,583,287
		55,508,662
Water utilities – 0.1%
American States Water Company	6,222	507,155
American Water Works Company, Inc.	20,368	3,030,147
Artesian Resources Corp., Class A	1,823	89,637
California Water Service Group	9,098	505,394
Essential Utilities, Inc.	57,845	2,652,193
Middlesex Water Company	2,978	261,111
Pure Cycle Corp. (A)	4,357	45,923
Severn Trent PLC	40,856	1,356,426
SJW Group	4,593	286,649
The York Water Company	2,736	110,616
United Utilities Group PLC	111,309	1,385,605
		10,230,856
		224,341,460
TOTAL COMMON STOCKS (Cost $4,139,128,639)		$6,694,881,429
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	9,417	671,671
Porsche Automobil Holding SE	24,995	1,662,443
Volkswagen AG	30,294	4,078,775
		6,412,889
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	29,083	1,799,672
Health care – 0.0%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care equipment and supplies – 0.0%
Sartorius AG	3,972	$1,394,047
TOTAL PREFERRED SECURITIES (Cost $9,617,766)		$9,606,608
WARRANTS – 0.0%
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	200,486	109,205
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	15,350
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	917	12,288
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	458	4,809
TOTAL WARRANTS (Cost $15,655)		$141,652
SHORT-TERM INVESTMENTS – 4.3%
U.S. Government Agency – 3.3%
Federal Home Loan Bank Discount Note
0.750%, 07/11/2022 *	$20,000,000	19,992,278
0.910%, 07/21/2022 *	13,000,000	12,989,963
1.000%, 07/22/2022 *	21,000,000	20,982,864
1.400%, 08/02/2022 *	30,000,000	29,954,558
1.500%, 08/04/2022 *	50,000,000	49,919,533
1.550%, 08/10/2022 *	50,000,000	49,905,347
1.630%, 08/17/2022 *	50,000,000	49,888,801
		233,633,344
Short-term funds – 0.6%
John Hancock Collateral Trust, 1.4215% (E)(F)	4,085,126	40,836,558
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $30,986,207 on 7-1-22, collateralized by $31,640,400 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $31,605,785)	$30,986,000	30,986,000
TOTAL SHORT-TERM INVESTMENTS (Cost $305,504,023)		$305,455,902
Total Investments (Strategic Equity Allocation Trust) (Cost $4,454,266,083) – 99.8%		$7,010,085,591
Other assets and liabilities, net – 0.2%		12,178,789
TOTAL NET ASSETS – 100.0%		$7,022,264,380
Currency Abbreviations
CHF	Swiss Franc
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-22.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	760	Long	Sep 2022	$72,844,704	$70,550,800	$(2,293,904)
Russell 2000 E-Mini Index Futures	199	Long	Sep 2022	18,102,082	16,994,600	(1,107,482)
S&P 500 E-Mini Index Futures	1,092	Long	Sep 2022	207,393,180	206,906,699	(486,481)
S&P Mid 400 E-Mini Index Futures	87	Long	Sep 2022	20,779,195	19,731,600	(1,047,595)
						$(4,935,462)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.8%
Communication services – 8.5%
Diversified telecommunication services – 1.0%
AT&T, Inc.	121,131	$2,538,906
ATN International, Inc.	316	14,824
Bandwidth, Inc., Class A (A)	474	8,921
Cogent Communications Holdings, Inc.	822	49,945
Consolidated Communications Holdings, Inc. (A)	1,652	11,564
EchoStar Corp., Class A (A)	1,756	33,891
Frontier Communications Parent, Inc. (A)	3,391	79,824
Globalstar, Inc. (A)	32,049	39,420
IDT Corp., Class B (A)	471	11,846
Iridium Communications, Inc. (A)	2,396	89,994
Lumen Technologies, Inc.	18,282	199,457
Ooma, Inc. (A)	511	6,050
Telesat Corp. (A)	472	5,272
Verizon Communications, Inc.	70,833	3,594,775
		6,684,689
Entertainment – 1.2%
Activision Blizzard, Inc.	13,249	1,031,567
AMC Entertainment Holdings, Inc., Class A (A)(B)	9,060	122,763
Cinemark Holdings, Inc. (A)	2,255	33,870
Electronic Arts, Inc.	4,795	583,312
Endeavor Group Holdings, Inc., Class A (A)	11,826	243,143
Gaia, Inc. (A)	509	2,163
Liberty Media Corp.-Liberty Braves, Class A (A)	1,055	26,533
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	13,043
Lions Gate Entertainment Corp., Class B (A)	4,142	36,574
Live Nation Entertainment, Inc. (A)	3,887	320,988
Madison Square Garden Entertainment Corp. (A)	552	29,046
Madison Square Garden Sports Corp. (A)	395	59,645
Netflix, Inc. (A)	7,569	1,323,591
Redbox Entertainment, Inc. (A)(B)	302	2,235
Reservoir Media, Inc. (A)	628	4,095
ROBLOX Corp., Class A (A)	10,056	330,440
Roku, Inc. (A)	2,123	174,383
Sciplay Corp., Class A (A)	2,344	32,746
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Skillz, Inc. (A)(B)	6,650	$8,246
Take-Two Interactive Software, Inc. (A)	2,816	345,044
The Marcus Corp. (A)	654	9,660
The Walt Disney Company (A)	30,984	2,924,890
Warner Bros Discovery, Inc. (A)	37,836	507,759
Warner Music Group Corp., Class A	8,930	217,535
World Wrestling Entertainment, Inc., Class A	1,386	86,611
		8,469,882
Interactive media and services – 4.9%
Actua Corp. (A)(C)	909	32
Alphabet, Inc., Class A (A)	5,087	11,085,896
Alphabet, Inc., Class C (A)	6,095	13,332,488
Angi, Inc. (A)	9,083	41,600
Bumble, Inc., Class A (A)	1,949	54,864
CarGurus, Inc. (A)	2,085	44,807
Cars.com, Inc. (A)	1,331	12,551
Eventbrite, Inc., Class A (A)	1,726	17,726
EverQuote, Inc., Class A (A)	566	5,003
IAC/InterActiveCorp (A)	1,594	121,096
Match Group, Inc. (A)	4,895	341,133
MediaAlpha, Inc., Class A (A)	859	8,461
Meta Platforms, Inc., Class A (A)	46,448	7,489,740
Nextdoor Holdings, Inc. (A)	5,834	19,311
Outbrain, Inc. (A)	626	3,149
Pinterest, Inc., Class A (A)	11,371	206,497
QuinStreet, Inc. (A)	1,058	10,643
Snap, Inc., Class A (A)	23,418	307,478
Society Pass, Inc. (A)	247	479
TripAdvisor, Inc. (A)	2,236	39,801
TrueCar, Inc. (A)	2,265	5,866
Twitter, Inc. (A)	13,808	516,281
Vimeo, Inc. (A)	2,863	17,235
Yelp, Inc. (A)	1,333	37,017
Ziff Davis, Inc. (A)	840	62,605
ZipRecruiter, Inc., Class A (A)	1,805	26,750
ZoomInfo Technologies, Inc. (A)	6,815	226,531
		34,035,040
Media – 1.0%
AdTheorent Holding Company, Inc. (A)	292	902
Advantage Solutions, Inc. (A)	1,149	4,366
Altice USA, Inc., Class A (A)	8,159	75,471

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
AMC Networks, Inc., Class A (A)	803	$23,383
Audacy, Inc. (A)	3,101	2,922
Boston Omaha Corp., Class A (A)	528	10,903
Cable One, Inc.	108	139,247
Cardlytics, Inc. (A)	542	12,092
Charter Communications, Inc., Class A (A)	2,966	1,389,660
Clear Channel Outdoor Holdings, Inc. (A)	8,922	9,547
Comcast Corp., Class A	79,198	3,107,730
comScore, Inc. (A)	384	791
DISH Network Corp., Class A (A)	9,311	166,946
Emerald Holding, Inc. (A)	1,734	7,057
Entravision Communications Corp., Class A	1,680	7,661
Fox Corp., Class A	2,199	70,720
Fox Corp., Class B	7,492	222,512
Gannett Company, Inc. (A)	2,798	8,114
Gray Television, Inc.	1,878	31,719
Hemisphere Media Group, Inc. (A)	614	4,685
iHeartMedia, Inc., Class A (A)	2,155	17,003
Integral Ad Science Holding Corp. (A)	2,544	25,262
John Wiley & Sons, Inc., Class A	999	47,712
Liberty Media Corp.-Liberty SiriusXM, Series A	2,949	106,282
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	2,528	91,134
Loyalty Ventures, Inc. (A)	372	1,328
Magnite, Inc. (A)	2,098	18,630
National CineMedia, Inc.	1,758	1,611
News Corp., Class A	9,963	155,224
Nexstar Media Group, Inc., Class A	693	112,876
Omnicom Group, Inc.	3,504	222,889
Paramount Global, Class B	11,333	279,698
PubMatic, Inc., Class A (A)	758	12,045
Saga Communications, Inc., Class A	454	11,282
Scholastic Corp.	619	22,265
Sinclair Broadcast Group, Inc., Class A	1,490	30,396
Sirius XM Holdings, Inc. (B)	68,959	422,719
TechTarget, Inc. (A)	514	33,780
TEGNA, Inc.	3,707	77,736
The EW Scripps Company, Class A (A)	1,748	21,798
The Interpublic Group of Companies, Inc.	6,828	187,975
The New York Times Company, Class A	2,947	82,221
Tremor International, Ltd. (A)	81	346
Urban One, Inc. (A)	118	505
WideOpenWest, Inc. (A)	1,455	26,496
		7,305,641
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)	2,008	32,510
Shenandoah Telecommunications Company	1,007	22,355
Spok Holdings, Inc.	499	3,144
Telephone & Data Systems, Inc.	2,276	35,938
T-Mobile US, Inc. (A)	21,200	2,852,248
United States Cellular Corp. (A)	1,559	45,149
		2,991,344
		59,486,596
Consumer discretionary – 10.9%
Auto components – 0.1%
American Axle & Manufacturing Holdings, Inc. (A)	2,288	17,229
Autoliv, Inc.	1,369	97,979
BorgWarner, Inc.	4,154	138,619
Dana, Inc.	2,759	38,819
Dorman Products, Inc. (A)	541	59,353
Fox Factory Holding Corp. (A)	779	62,741
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Gentex Corp.	3,814	$106,678
Gentherm, Inc. (A)	623	38,881
Holley, Inc. (A)	1,608	16,884
Horizon Global Corp. (A)	154	251
LCI Industries	448	50,122
Lear Corp.	1,032	129,918
Modine Manufacturing Company (A)	1,173	12,352
Motorcar Parts of America, Inc. (A)	476	6,245
Patrick Industries, Inc.	466	24,157
QuantumScape Corp. (A)(B)	7,355	63,179
Standard Motor Products, Inc.	472	21,235
Stoneridge, Inc. (A)	619	10,616
Superior Industries International, Inc. (A)	134	529
Tenneco, Inc., Class A (A)	1,225	21,021
The Goodyear Tire & Rubber Company (A)	5,022	53,786
Visteon Corp. (A)	531	55,001
		1,025,595
Automobiles – 2.1%
Arcimoto, Inc. (A)(B)	520	1,700
AYRO, Inc. (A)	4,451	3,729
Faraday Future Intelligent Electric, Inc. (A)(B)	5,346	13,900
Ford Motor Company	68,674	764,342
General Motors Company (A)	24,579	780,629
Harley-Davidson, Inc.	2,765	87,540
Lucid Group, Inc. (A)(B)	28,501	489,077
Mullen Automotive, Inc. (A)	108	110
Rivian Automotive, Inc., Class A (A)(B)	15,153	390,038
Tesla, Inc. (A)	17,398	11,716,161
Thor Industries, Inc.	994	74,282
Winnebago Industries, Inc.	625	30,350
		14,351,858
Distributors – 0.1%
Funko, Inc., Class A (A)	938	20,936
Genuine Parts Company	2,369	315,077
LKQ Corp.	4,863	238,725
Pool Corp.	679	238,485
Weyco Group, Inc.	262	6,406
		819,629
Diversified consumer services – 0.2%
2U, Inc. (A)	1,345	14,082
ADT, Inc.	13,826	85,030
Adtalem Global Education, Inc. (A)	948	34,100
American Public Education, Inc. (A)	372	6,012
Bright Horizons Family Solutions, Inc. (A)	1,087	91,873
Carriage Services, Inc.	377	14,948
Chegg, Inc. (A)	2,536	47,626
Coursera, Inc. (A)	2,210	31,338
Duolingo, Inc. (A)	621	54,369
European Wax Center, Inc., Class A	916	16,140
frontdoor, Inc. (A)	1,584	38,143
Graham Holdings Company, Class B	32	18,139
Grand Canyon Education, Inc. (A)	589	55,478
H&R Block, Inc.	3,133	110,658
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc.	3,804	44,012
Mister Car Wash, Inc. (A)	4,643	50,516
Nerdy, Inc. (A)	2,326	4,954
Perdoceo Education Corp. (A)	1,522	17,929
PowerSchool Holdings, Inc., Class A (A)	3,254	39,211
Rover Group, Inc. (A)	2,832	10,648
Service Corp. International	2,630	181,786
StoneMor, Inc. (A)	3,034	10,376

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Strategic Education, Inc.	459	$32,396
Stride, Inc. (A)	765	31,204
Terminix Global Holdings, Inc. (A)	2,149	87,357
The Beachbody Company, Inc. (A)	4,559	5,471
Udemy, Inc. (A)	1,436	14,662
WW International, Inc. (A)	1,278	8,166
		1,156,624
Hotels, restaurants and leisure – 2.0%
Accel Entertainment, Inc. (A)	1,164	12,362
Airbnb, Inc., Class A (A)	10,836	965,271
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,613	141,296
Bally's Corp. (A)	742	14,677
BBQ Holdings, Inc. (A)	30	313
Biglari Holdings, Inc., Class B (A)	58	7,117
BJ's Restaurants, Inc. (A)	418	9,062
Bloomin' Brands, Inc.	1,726	28,686
Bluegreen Vacations Holding Corp.	472	11,781
Booking Holdings, Inc. (A)	696	1,217,297
Boyd Gaming Corp.	1,907	94,873
Brinker International, Inc. (A)	773	17,029
Caesars Entertainment, Inc. (A)	3,709	142,055
Carnival Corp. (A)	17,373	150,276
Carrols Restaurant Group, Inc.	1,021	2,062
Cedar Fair LP (A)	1,089	47,818
Century Casinos, Inc. (A)	682	4,910
Chipotle Mexican Grill, Inc. (A)	483	631,407
Choice Hotels International, Inc.	979	109,286
Churchill Downs, Inc.	617	118,174
Chuy's Holdings, Inc. (A)	395	7,868
Cracker Barrel Old Country Store, Inc.	465	38,823
Darden Restaurants, Inc.	2,252	254,746
Dave & Buster's Entertainment, Inc. (A)	672	22,028
Denny's Corp. (A)	1,245	10,807
Dine Brands Global, Inc.	324	21,086
Domino's Pizza, Inc.	632	246,297
DraftKings, Inc., Class A (A)	14,066	164,150
Drive Shack, Inc. (A)	1,927	2,640
Dutch Bros, Inc., Class A (A)(B)	2,817	89,158
EBET, Inc. (A)	134	322
El Pollo Loco Holdings, Inc. (A)	824	8,108
Everi Holdings, Inc. (A)	1,659	27,058
Expedia Group, Inc. (A)	2,579	244,567
F45 Training Holdings, Inc. (A)	1,198	4,708
FAT Brands, Inc., Class A	101	752
Fiesta Restaurant Group, Inc. (A)	709	5,062
Full House Resorts, Inc. (A)	163	991
Golden Entertainment, Inc. (A)	568	22,464
Hilton Grand Vacations, Inc. (A)	1,856	66,315
Hilton Worldwide Holdings, Inc.	4,658	519,088
Hyatt Hotels Corp., Class A (A)	1,856	137,177
Inspired Entertainment, Inc. (A)	189	1,627
Jack in the Box, Inc.	387	21,695
Krispy Kreme, Inc.	2,475	33,660
Kura Sushi USA, Inc., Class A (A)	110	5,448
Las Vegas Sands Corp. (A)	13,059	438,652
Life Time Group Holdings, Inc. (A)	2,149	27,679
Light & Wonder, Inc. (A)	1,726	81,105
Marriott International, Inc., Class A	5,491	746,831
Marriott Vacations Worldwide Corp.	752	87,382
McDonald's Corp.	12,477	3,080,322
Membership Collective Group, Inc., Class A (A)	3,166	20,516
MGM Resorts International	7,594	219,846
Monarch Casino & Resort, Inc. (A)	382	22,412
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Nathan's Famous, Inc.	100	$5,857
Noodles & Company (A)	1,045	4,912
Norwegian Cruise Line Holdings, Ltd. (A)	6,309	70,156
Papa John's International, Inc.	670	55,958
Penn National Gaming, Inc. (A)	2,894	88,035
Planet Fitness, Inc., Class A (A)	1,554	105,688
PlayAGS, Inc. (A)	812	4,190
Portillo's, Inc., Class A (A)	529	8,649
Potbelly Corp. (A)	25	141
RCI Hospitality Holdings, Inc.	210	10,156
Red Robin Gourmet Burgers, Inc. (A)	308	2,473
Red Rock Resorts, Inc., Class A	2,005	66,887
Restaurant Brands International LP	82	4,095
Royal Caribbean Cruises, Ltd. (A)	4,419	154,267
Ruth's Hospitality Group, Inc.	679	11,041
SeaWorld Entertainment, Inc. (A)	1,402	61,940
Shake Shack, Inc., Class A (A)	773	30,518
Six Flags Entertainment Corp. (A)	1,568	34,026
Starbucks Corp.	19,587	1,496,251
Sweetgreen, Inc., Class A (A)	1,407	16,392
Target Hospitality Corp. (A)	729	4,163
Texas Roadhouse, Inc.	1,322	96,770
The Cheesecake Factory, Inc.	940	24,835
The Wendy's Company	3,552	67,062
Travel + Leisure Company	1,587	61,607
Vail Resorts, Inc.	654	142,605
Wingstop, Inc.	558	41,722
Wyndham Hotels & Resorts, Inc.	1,716	112,776
Wynn Resorts, Ltd. (A)	2,075	118,234
Xponential Fitness, Inc., Class A (A)	696	8,742
Yum! Brands, Inc.	4,798	544,621
		13,861,940
Household durables – 0.4%
Aterian, Inc. (A)	1,719	3,713
Bassett Furniture Industries, Inc.	298	5,400
Beazer Homes USA, Inc. (A)	757	9,137
Cavco Industries, Inc. (A)	176	34,494
Century Communities, Inc.	564	25,363
Cricut, Inc., Class A (A)(B)	3,750	23,025
D.R. Horton, Inc.	5,891	389,925
Dream Finders Homes, Inc., Class A (A)	1,315	13,992
Ethan Allen Interiors, Inc.	592	11,964
Flexsteel Industries, Inc.	230	4,140
GoPro, Inc., Class A (A)	2,917	16,131
Green Brick Partners, Inc. (A)	1,021	19,981
Hamilton Beach Brands Holding Company, Class A	354	4,393
Hamilton Beach Brands Holding Company, Class B	241	2,991
Helen of Troy, Ltd. (A)	381	61,878
Hooker Furnishings Corp.	271	4,214
Hovnanian Enterprises, Inc., Class A (A)	117	5,006
Installed Building Products, Inc.	560	46,570
iRobot Corp. (A)	525	19,294
KB Home	1,336	38,023
La-Z-Boy, Inc.	888	21,054
Legacy Housing Corp. (A)	580	7,569
Leggett & Platt, Inc.	2,410	83,338
Lennar Corp., A Shares	4,775	336,972
M/I Homes, Inc. (A)	519	20,584
MDC Holdings, Inc.	1,048	33,861
Meritage Homes Corp. (A)	502	36,395
Mohawk Industries, Inc. (A)	1,115	138,360
Newell Brands, Inc.	7,423	141,334
NVR, Inc. (A)	55	220,228

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
PulteGroup, Inc.	4,043	$160,224
Purple Innovation, Inc. (A)	922	2,821
Skyline Champion Corp. (A)	1,047	49,649
Snap One Holdings Corp. (A)	1,112	10,197
Sonos, Inc. (A)	2,295	41,402
Taylor Morrison Home Corp. (A)	2,143	50,060
Tempur Sealy International, Inc.	3,228	68,982
The Lovesac Company (A)	280	7,700
Toll Brothers, Inc.	1,949	86,925
TopBuild Corp. (A)	586	97,956
Traeger, Inc. (A)	1,820	7,735
Tri Pointe Homes, Inc. (A)	1,388	23,416
Tupperware Brands Corp. (A)	955	6,055
Universal Electronics, Inc. (A)	312	7,978
Vizio Holding Corp., Class A (A)	2,995	20,426
VOXX International Corp. (A)	708	6,591
Weber, Inc., Class A (B)	4,667	33,649
Whirlpool Corp.	934	144,649
		2,605,744
Internet and direct marketing retail – 2.9%
1-800-Flowers.com, Inc., Class A (A)	1,178	11,203
1847 Goedeker, Inc. (A)	2,236	2,728
1stdibs.com, Inc. (A)	442	2,515
Aka Brands Holding Corp. (A)	1,841	5,081
Amazon.com, Inc. (A)	172,240	18,293,610
Boxed, Inc. (A)(B)	220	407
CarParts.com, Inc. (A)	587	4,074
Chewy, Inc., Class A (A)(B)	7,353	255,296
ContextLogic, Inc., Class A (A)	11,179	17,886
DoorDash, Inc., Class A (A)	5,960	382,453
Duluth Holdings, Inc., Class B (A)	700	6,678
eBay, Inc.	10,005	416,908
Etsy, Inc. (A)	2,236	163,698
Groupon, Inc. (A)	572	6,464
Lands' End, Inc. (A)	610	6,478
Liquidity Services, Inc. (A)	666	8,951
Overstock.com, Inc. (A)	765	19,133
PetMed Express, Inc.	456	9,074
Poshmark, Inc., Class A (A)	1,160	11,728
Quotient Technology, Inc. (A)	1,823	5,414
Qurate Retail, Inc., Series A	7,183	20,615
Rent the Runway, Inc., Class A (A)	740	2,272
Revolve Group, Inc. (A)	1,292	33,476
RumbleON, Inc., Class B (A)	206	3,030
Shutterstock, Inc.	655	37,538
Stitch Fix, Inc., Class A (A)	1,919	9,480
The RealReal, Inc. (A)	1,706	4,248
ThredUp, Inc., Class A (A)	1,512	3,780
Vivid Seats, Inc., Class A	1,894	14,148
Wayfair, Inc., Class A (A)	1,829	79,671
Xometry, Inc., Class A (A)	602	20,426
		19,858,463
Leisure products – 0.1%
Acushnet Holdings Corp.	1,273	53,059
American Outdoor Brands, Inc. (A)	307	2,920
Brunswick Corp.	1,332	87,086
Callaway Golf Company (A)	3,017	61,547
Clarus Corp.	526	9,989
Escalade, Inc.	418	5,430
Hasbro, Inc.	2,395	196,103
Johnson Outdoors, Inc., Class A	208	12,721
Latham Group, Inc. (A)	1,896	13,139
Malibu Boats, Inc., Class A (A)	395	20,820
Marine Products Corp.	742	7,056
MasterCraft Boat Holdings, Inc. (A)	427	8,988
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Mattel, Inc. (A)	6,038	$134,829
Nautilus, Inc. (A)	464	812
Peloton Interactive, Inc., Class A (A)	5,316	48,801
Polaris, Inc.	1,076	106,825
Smith & Wesson Brands, Inc.	903	11,856
Sturm Ruger & Company, Inc.	342	21,768
Vinco Ventures, Inc. (A)(B)	2,013	2,778
Vista Outdoor, Inc. (A)	1,027	28,653
YETI Holdings, Inc. (A)	1,561	67,544
		902,724
Multiline retail – 0.4%
Big Lots, Inc.	645	13,526
Dillard's, Inc., Class A	343	75,656
Dollar General Corp.	3,885	953,534
Dollar Tree, Inc. (A)	3,781	589,269
Franchise Group, Inc.	539	18,903
Kohl's Corp.	2,469	88,119
Macy's, Inc.	4,853	88,907
Nordstrom, Inc.	2,853	60,284
Ollie's Bargain Outlet Holdings, Inc. (A)	1,183	69,501
Target Corp.	8,106	1,144,810
		3,102,509
Specialty retail – 2.0%
Abercrombie & Fitch Company, Class A (A)	1,074	18,172
Academy Sports & Outdoors, Inc.	1,476	52,457
Advance Auto Parts, Inc.	1,020	176,552
American Eagle Outfitters, Inc.	3,071	34,334
America's Car-Mart, Inc. (A)	119	11,971
Arhaus, Inc. (A)	1,503	6,764
Asbury Automotive Group, Inc. (A)	380	64,349
AutoNation, Inc. (A)	985	110,084
AutoZone, Inc. (A)	345	741,446
Barnes & Noble Education, Inc. (A)	1,158	3,393
Bath & Body Works, Inc.	4,391	118,206
Bed Bath & Beyond, Inc. (A)	1,937	9,627
Best Buy Company, Inc.	4,069	265,258
Big 5 Sporting Goods Corp. (B)	321	3,598
Boot Barn Holdings, Inc. (A)	531	36,591
Brilliant Earth Group, Inc., Class A (A)	1,474	7,002
Build-A-Bear Workshop, Inc.	144	2,364
Burlington Stores, Inc. (A)	1,133	154,349
Caleres, Inc.	774	20,310
Camping World Holdings, Inc., Class A (B)	1,591	34,350
CarMax, Inc. (A)	2,740	247,915
Carvana Company (A)	3,047	68,801
Chico's FAS, Inc. (A)	2,330	11,580
Citi Trends, Inc. (A)	191	4,517
Conn's, Inc. (A)	510	4,090
Designer Brands, Inc., Class A	1,409	18,402
Destination XL Group, Inc. (A)	752	2,549
Dick's Sporting Goods, Inc. (B)	1,471	110,869
EVgo, Inc. (A)(B)	4,917	29,551
Express, Inc. (A)	817	1,601
Five Below, Inc. (A)	996	112,976
Floor & Decor Holdings, Inc., Class A (A)	1,885	118,680
Foot Locker, Inc.	1,699	42,900
GameStop Corp., Class A (A)(B)	1,342	164,127
Genesco, Inc. (A)	296	14,773
Group 1 Automotive, Inc.	246	41,771
Guess?, Inc.	1,272	21,688
Haverty Furniture Companies, Inc.	406	9,411
Hibbett, Inc.	306	13,375
J. Jill, Inc. (A)	28	512

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
JOANN, Inc.	421	$3,263
Kirkland's, Inc. (A)	147	517
Lazydays Holdings, Inc. (A)	67	789
Leslie's, Inc. (A)	3,078	46,724
Lithia Motors, Inc.	496	136,306
LL Flooring Holdings, Inc. (A)	701	6,568
LMP Automotive Holdings, Inc. (A)	214	1,017
Lowe's Companies, Inc.	11,298	1,973,422
MarineMax, Inc. (A)	429	15,495
Monro, Inc.	639	27,400
Murphy USA, Inc.	410	95,477
National Vision Holdings, Inc. (A)	1,537	42,268
OneWater Marine, Inc., Class A (A)	187	6,180
O'Reilly Automotive, Inc. (A)	1,121	708,203
Party City Holdco, Inc. (A)	1,740	2,297
Penske Automotive Group, Inc.	1,222	127,931
Petco Health & Wellness Company, Inc. (A)	3,669	54,081
Rent-A-Center, Inc.	1,196	23,262
RH (A)	372	78,961
Ross Stores, Inc.	5,921	415,832
Sally Beauty Holdings, Inc. (A)	2,067	24,639
Shoe Carnival, Inc.	547	11,821
Signet Jewelers, Ltd.	943	50,413
Sleep Number Corp. (A)	444	13,742
Sonic Automotive, Inc., Class A	786	28,791
Sportsman's Warehouse Holdings, Inc. (A)	611	5,859
The Aaron's Company, Inc.	685	9,967
The Buckle, Inc.	807	22,346
The Cato Corp., Class A	560	6,502
The Children's Place, Inc. (A)	273	10,625
The Container Store Group, Inc. (A)	658	4,099
The Gap, Inc.	6,757	55,678
The Home Depot, Inc.	17,636	4,837,026
The ODP Corp. (A)	969	29,303
The TJX Companies, Inc.	20,133	1,124,428
Tilly's, Inc., Class A	687	4,823
Torrid Holdings, Inc. (A)	1,663	7,184
Tractor Supply Company	1,897	367,733
TravelCenters of America, Inc. (A)	191	6,584
Ulta Beauty, Inc. (A)	912	351,558
Urban Outfitters, Inc. (A)	1,797	33,532
Victoria's Secret & Company (A)	1,442	40,333
Volta, Inc. (A)	1,296	1,685
Vroom, Inc. (A)	2,301	2,876
Warby Parker, Inc., Class A (A)	1,697	19,108
Williams-Sonoma, Inc.	1,255	139,242
Winmark Corp.	75	14,668
Zumiez, Inc. (A)	453	11,778
		13,913,601
Textiles, apparel and luxury goods – 0.6%
Allbirds, Inc., Class A (A)	1,736	6,822
Carter's, Inc.	593	41,795
Columbia Sportswear Company	1,048	75,016
Crocs, Inc. (A)	1,070	52,077
Culp, Inc.	350	1,505
Deckers Outdoor Corp. (A)	438	111,843
Fossil Group, Inc. (A)	1,102	5,697
G-III Apparel Group, Ltd. (A)	960	19,421
Hanesbrands, Inc.	6,267	64,487
Kontoor Brands, Inc.	1,067	35,606
Levi Strauss & Company, Class A	7,232	118,026
Movado Group, Inc.	465	14,382
NIKE, Inc., Class B	26,869	2,746,012
Oxford Industries, Inc.	331	29,373
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
PVH Corp.	1,268	$72,149
Ralph Lauren Corp.	1,327	118,966
Rocky Brands, Inc.	191	6,528
Skechers USA, Inc., Class A (A)	2,777	98,806
Steven Madden, Ltd.	1,457	46,930
Superior Group of Companies, Inc.	407	7,224
Tapestry, Inc.	4,820	147,106
Under Armour, Inc., Class A (A)	7,212	60,076
Unifi, Inc. (A)	438	6,158
Vera Bradley, Inc. (A)	773	3,355
VF Corp.	6,828	301,593
Wolverine World Wide, Inc.	1,556	31,369
		4,222,322
		75,821,009
Consumer staples – 6.9%
Beverages – 1.7%
Brown-Forman Corp., Class B	8,033	563,595
Celsius Holdings, Inc. (A)	1,351	88,166
Coca-Cola Consolidated, Inc.	163	91,916
Constellation Brands, Inc., Class A	3,132	729,944
Keurig Dr. Pepper, Inc.	24,413	863,976
MGP Ingredients, Inc.	345	34,531
Molson Coors Beverage Company, Class B	3,790	206,593
Monster Beverage Corp. (A)	9,035	837,545
National Beverage Corp.	1,726	84,470
PepsiCo, Inc.	23,284	3,880,511
Primo Water Corp.	398	5,325
The Boston Beer Company, Inc., Class A (A)	221	66,956
The Coca-Cola Company	73,132	4,600,734
The Duckhorn Portfolio, Inc. (A)	1,652	34,791
Zevia PBC, Class A (A)	777	2,183
		12,091,236
Food and staples retailing – 1.8%
Albertsons Companies, Inc., Class A	7,979	213,199
BJ's Wholesale Club Holdings, Inc. (A)	2,263	141,030
Blue Apron Holdings, Inc., Class A (A)	262	954
Casey's General Stores, Inc.	592	109,508
Costco Wholesale Corp.	7,504	3,596,517
Grocery Outlet Holding Corp. (A)	1,797	76,606
HF Foods Group, Inc. (A)	1,021	5,330
Ingles Markets, Inc., Class A	329	28,541
Natural Grocers by Vitamin Cottage, Inc.	523	8,342
Performance Food Group Company (A)	2,758	126,813
PriceSmart, Inc.	564	40,399
Rite Aid Corp. (A)	1,178	7,940
SpartanNash Company	831	25,071
Sprouts Farmers Market, Inc. (A)	2,029	51,374
Sysco Corp.	8,732	739,688
The Andersons, Inc.	755	24,907
The Chefs' Warehouse, Inc. (A)	665	25,862
The Kroger Company	12,464	589,921
U.S. Foods Holding Corp. (A)	4,076	125,052
United Natural Foods, Inc. (A)	1,030	40,582
Village Super Market, Inc., Class A	374	8,531
Walgreens Boots Alliance, Inc.	14,404	545,912
Walmart, Inc.	46,776	5,687,026
Weis Markets, Inc.	498	37,121
		12,256,226
Food products – 1.3%
Alico, Inc.	195	6,948
Archer-Daniels-Midland Company	9,537	740,071
B&G Foods, Inc. (B)	1,224	29,107
Beyond Meat, Inc. (A)(B)	1,148	27,483

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Bunge, Ltd.	2,386	$216,386
Calavo Growers, Inc.	372	15,520
Cal-Maine Foods, Inc.	883	43,629
Campbell Soup Company	5,026	241,499
Conagra Brands, Inc.	8,347	285,801
Darling Ingredients, Inc. (A)	2,817	168,457
Flowers Foods, Inc.	3,697	97,305
Fresh Del Monte Produce, Inc.	1,036	30,593
Freshpet, Inc. (A)	763	39,592
General Mills, Inc.	10,033	756,990
Hormel Foods Corp.	8,869	420,036
Hostess Brands, Inc. (A)	2,428	51,498
Ingredion, Inc.	1,107	97,593
J&J Snack Foods Corp.	372	51,954
John B. Sanfilippo & Son, Inc.	247	17,905
Kellogg Company	5,580	398,077
Laird Superfood, Inc. (A)	38	73
Lamb Weston Holdings, Inc.	2,567	183,438
Lancaster Colony Corp.	432	55,633
Landec Corp. (A)	729	7,268
Limoneira Company	402	5,664
McCormick & Company, Inc.	4,508	375,291
Mission Produce, Inc. (A)	643	9,163
Mondelez International, Inc., Class A	23,334	1,448,808
Pilgrim's Pride Corp. (A)	4,205	131,322
Post Holdings, Inc. (A)	1,120	92,232
Sanderson Farms, Inc.	321	69,185
Seaboard Corp.	15	58,239
Seneca Foods Corp., Class A (A)	231	12,830
Sovos Brands, Inc. (A)	1,290	20,472
The Hain Celestial Group, Inc. (A)	1,742	41,355
The Hershey Company	3,438	739,720
The J.M. Smucker Company	1,579	202,128
The Kraft Heinz Company	20,692	789,193
The Simply Good Foods Company (A)	1,833	69,232
Tootsie Roll Industries, Inc.	1,341	47,404
TreeHouse Foods, Inc. (A)	1,100	46,002
Tyson Foods, Inc., Class A	6,084	523,589
Vital Farms, Inc. (A)	450	3,938
		8,668,623
Household products – 1.2%
Central Garden & Pet Company, Class A (A)	1,140	45,611
Church & Dwight Company, Inc.	4,083	378,331
Colgate-Palmolive Company	14,178	1,136,225
Energizer Holdings, Inc.	1,319	37,394
Kimberly-Clark Corp.	5,586	754,948
Oil-Dri Corp. of America	183	5,609
Reynolds Consumer Products, Inc.	2,722	74,229
Spectrum Brands Holdings, Inc.	719	58,972
The Clorox Company	2,079	293,097
The Procter & Gamble Company	40,494	5,822,632
WD-40 Company	237	47,722
		8,654,770
Personal products – 0.3%
BellRing Brands, Inc. (A)	2,012	50,079
Coty, Inc., Class A (A)	13,695	109,697
Edgewell Personal Care Company	1,013	34,969
elf Beauty, Inc. (A)	1,002	30,741
Herbalife Nutrition, Ltd. (A)	1,994	40,777
Inter Parfums, Inc.	609	44,494
Medifast, Inc.	216	38,990
Nature's Sunshine Products, Inc. (A)	585	6,242
Nu Skin Enterprises, Inc., Class A	977	42,304
Olaplex Holdings, Inc. (A)	11,131	156,836
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Revlon, Inc., Class A (A)(B)	1,150	$6,233
The Estee Lauder Companies, Inc., Class A	6,134	1,562,146
The Honest Company, Inc. (A)	1,180	3,446
Thorne HealthTech, Inc. (A)	552	2,672
USANA Health Sciences, Inc. (A)	350	25,326
Veru, Inc. (A)(B)	1,088	12,294
		2,167,246
Tobacco – 0.6%
22nd Century Group, Inc. (A)	3,256	6,935
Altria Group, Inc.	30,609	1,278,538
Philip Morris International, Inc.	26,167	2,583,730
Turning Point Brands, Inc.	361	9,794
Universal Corp.	431	26,076
Vector Group, Ltd.	2,715	28,508
		3,933,581
		47,771,682
Energy – 4.7%
Energy equipment and services – 0.4%
Archrock, Inc.	3,041	25,149
Baker Hughes Company	17,558	506,899
Bristow Group, Inc. (A)	260	6,084
Cactus, Inc., Class A	1,371	55,210
ChampionX Corp.	3,261	64,731
DMC Global, Inc. (A)	314	5,661
Dril-Quip, Inc. (A)	785	20,253
Exterran Corp. (A)	1,489	6,403
Halliburton Company	15,146	474,979
Helix Energy Solutions Group, Inc. (A)	3,143	9,743
Helmerich & Payne, Inc.	1,952	84,053
KLX Energy Services Holdings, Inc. (A)	86	372
Liberty Energy, Inc. (A)	2,697	34,414
Mammoth Energy Services, Inc. (A)	344	757
Nabors Industries, Ltd. (A)	179	23,968
National Energy Services Reunited Corp. (A)	1,682	11,404
Newpark Resources, Inc. (A)	2,201	6,801
NexTier Oilfield Solutions, Inc. (A)	4,459	42,405
NOV, Inc.	7,253	122,648
Oceaneering International, Inc. (A)	1,924	20,548
Oil States International, Inc. (A)	1,360	7,371
Patterson-UTI Energy, Inc.	4,208	66,318
ProPetro Holding Corp. (A)	1,939	19,390
RPC, Inc. (A)	4,336	29,962
Schlumberger NV	23,949	856,416
SEACOR Marine Holdings, Inc. (A)	67	386
Select Energy Services, Inc., Class A (A)	2,431	16,579
Solaris Oilfield Infrastructure, Inc., Class A	1,111	12,088
TETRA Technologies, Inc. (A)	1,157	4,697
Tidewater, Inc. (A)	820	17,294
USA Compression Partners LP	2,101	35,129
		2,588,112
Oil, gas and consumable fuels – 4.3%
Aemetis, Inc. (A)	638	3,133
Alliance Resource Partners LP	2,397	43,697
Alto Ingredients, Inc. (A)	841	3,120
Amplify Energy Corp. (A)	157	1,027
Antero Midstream Corp.	8,691	78,654
Antero Resources Corp. (A)	5,545	169,954
APA Corp.	6,333	221,022
Arch Resources, Inc.	237	33,912
Archaea Energy, Inc. (A)	1,370	21,276
Black Stone Minerals LP	4,319	59,127
BP PLC, ADR	688	19,505

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Brigham Minerals, Inc., Class A	1,168	$28,768
California Resources Corp.	1,269	48,857
Callon Petroleum Company (A)	932	36,534
Calumet Specialty Products Partners LP (A)	1,619	16,821
Centennial Resource Development, Inc., Class A (A)	5,240	31,335
Centrus Energy Corp., Class A (A)	198	4,901
Cheniere Energy, Inc.	4,369	581,208
Chesapeake Energy Corp.	1,424	115,486
Chevron Corp.	33,066	4,787,295
Civitas Resources, Inc.	958	50,094
Clean Energy Fuels Corp. (A)	4,254	19,058
CNX Resources Corp. (A)	4,165	68,556
Comstock Resources, Inc. (A)	3,787	45,747
ConocoPhillips	22,092	1,984,083
CONSOL Energy, Inc. (A)	636	31,406
Continental Resources, Inc.	6,289	410,986
Coterra Energy, Inc.	13,701	353,349
Crescent Energy Company, Class A	2,209	27,568
Crestwood Equity Partners LP	1,830	44,066
CrossAmerica Partners LP	693	14,033
CVR Energy, Inc.	1,445	48,408
DCP Midstream LP	3,813	112,789
Delek Logistics Partners LP	535	26,055
Delek US Holdings, Inc. (A)	1,558	40,259
Denbury, Inc. (A)	828	49,672
Devon Energy Corp.	11,399	628,199
Diamondback Energy, Inc.	3,057	370,356
Dorchester Minerals LP	821	19,581
Dorian LPG, Ltd.	943	14,334
DT Midstream, Inc.	1,701	83,383
Energy Transfer LP	52,179	520,746
EnLink Midstream LLC (A)	9,120	77,520
Enterprise Products Partners LP	36,098	879,708
Enviva, Inc.	868	49,667
EOG Resources, Inc.	9,973	1,101,418
EQT Corp.	6,413	220,607
Equitrans Midstream Corp.	8,041	51,141
Exxon Mobil Corp.	71,865	6,154,519
Genesis Energy LP	2,417	19,384
Gevo, Inc. (A)	3,343	7,856
Global Partners LP	792	18,612
Green Plains Partners LP	503	6,127
Green Plains, Inc. (A)	849	23,067
Gulfport Energy Corp. (A)	298	23,694
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,304	561,906
Hess Midstream LP, Class A	701	19,628
HF Sinclair Corp.	3,024	136,564
HighPeak Energy, Inc. (B)	1,453	37,226
Holly Energy Partners LP	1,975	31,659
International Seaways, Inc.	416	8,819
Kimbell Royalty Partners LP	1,094	17,154
Kinder Morgan, Inc.	38,130	639,059
Laredo Petroleum, Inc. (A)	264	18,200
LinnCo LLC (A)(C)	2,890	0
Magellan Midstream Partners LP	3,113	148,677
Magnolia Oil & Gas Corp., Class A	4,348	91,265
Marathon Oil Corp.	12,713	285,788
Marathon Petroleum Corp.	9,648	793,162
Matador Resources Company	2,130	99,237
MPLX LP	17,467	509,163
Murphy Oil Corp.	2,467	74,479
NACCO Industries, Inc., Class A	187	7,087
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Natural Resource Partners LP	290	$10,797
New Fortress Energy, Inc.	3,618	143,164
NextDecade Corp. (A)	1,344	5,967
Northern Oil and Gas, Inc.	973	24,578
NuStar Energy LP	2,314	32,396
Oasis Petroleum, Inc.	289	35,157
Occidental Petroleum Corp.	15,921	937,428
ONEOK, Inc.	7,783	431,957
Ovintiv, Inc.	4,448	196,557
PBF Energy, Inc., Class A (A)	2,229	64,686
PBF Logistics LP	1,384	21,369
PDC Energy, Inc.	1,740	107,201
Peabody Energy Corp. (A)	2,102	44,836
Phillips 66	8,183	670,924
Pioneer Natural Resources Company	4,163	928,682
Plains All American Pipeline LP	12,245	120,246
Plains GP Holdings LP, Class A (A)	3,615	37,307
Range Resources Corp. (A)	4,676	115,731
Ranger Oil Corp., Class A (A)	135	4,437
Rattler Midstream LP	2,920	39,858
REX American Resources Corp. (A)	157	13,314
Riley Exploration Permian, Inc.	118	2,853
SandRidge Energy, Inc. (A)	462	7,240
SFL Corp., Ltd.	2,278	21,618
Shell Midstream Partners LP	5,552	78,117
SilverBow Resources, Inc. (A)	168	4,764
SM Energy Company	2,191	74,910
Southwestern Energy Company (A)	16,800	105,000
Sprague Resources LP	617	11,711
Sunoco LP	1,303	48,537
Talos Energy, Inc. (A)	1,148	17,760
Targa Resources Corp.	3,958	236,174
Teekay Corp. (A)	2,383	6,863
Tellurian, Inc. (A)	7,716	22,994
Texas Pacific Land Corp.	129	191,955
The Williams Companies, Inc.	20,737	647,202
Uranium Energy Corp. (A)	4,770	14,692
Valero Energy Corp.	6,968	740,559
Vertex Energy, Inc. (A)	861	9,058
Viper Energy Partners LP	3,095	82,575
W&T Offshore, Inc. (A)	3,111	13,440
Western Midstream Partners LP	7,159	174,035
Whiting Petroleum Corp.	580	39,457
World Fuel Services Corp.	1,250	25,575
		29,944,434
		32,532,546
Financials – 11.3%
Banks – 3.8%
1st Source Corp.	559	25,379
Allegiance Bancshares, Inc.	511	19,295
Amerant Bancorp, Inc.	655	18,419
American National Bankshares, Inc.	218	7,545
Ameris Bancorp	1,382	55,529
Ames National Corp.	260	5,767
Arrow Financial Corp.	442	14,060
Associated Banc-Corp.	2,795	51,037
Atlantic Union Bankshares Corp.	1,651	56,002
Banc of California, Inc.	1,367	24,087
BancFirst Corp.	496	47,472
Bank of America Corp.	137,489	4,280,033
Bank of Hawaii Corp.	678	50,443
Bank of Marin Bancorp	328	10,424
Bank OZK	1,946	73,033
BankFinancial Corp.	481	4,517
BankUnited, Inc.	1,643	58,442

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bankwell Financial Group, Inc.	211	$6,552
Banner Corp.	760	42,720
Bar Harbor Bankshares	435	11,249
BayCom Corp.	336	6,948
BCB Bancorp, Inc.	577	9,826
Berkshire Hills Bancorp, Inc.	1,028	25,464
BOK Financial Corp.	1,118	84,498
Brookline Bancorp, Inc.	1,813	24,131
Business First Bancshares, Inc.	293	6,244
Byline Bancorp, Inc.	825	19,635
Cadence Bank	3,193	74,972
Cambridge Bancorp	93	7,691
Camden National Corp.	400	17,620
Capital City Bank Group, Inc.	465	12,969
Capstar Financial Holdings, Inc.	374	7,338
Cathay General Bancorp	768	30,067
CBTX, Inc.	597	15,874
Central Pacific Financial Corp.	579	12,420
Central Valley Community Bancorp	357	5,177
Chemung Financial Corp.	161	7,567
Citigroup, Inc.	33,590	1,544,804
Citizens & Northern Corp.	324	7,831
Citizens Financial Group, Inc.	8,281	295,549
City Holding Company	404	32,272
Civista Bancshares, Inc.	342	7,271
CNB Financial Corp.	426	10,305
Codorus Valley Bancorp, Inc.	267	6,010
Columbia Banking System, Inc.	1,479	42,373
Comerica, Inc.	2,345	172,076
Commerce Bancshares, Inc.	1,726	113,312
Community Bank System, Inc.	769	48,662
Community Trust Bancorp, Inc.	310	12,536
ConnectOne Bancorp, Inc.	882	21,565
Cullen/Frost Bankers, Inc.	1,137	132,404
Customers Bancorp, Inc. (A)	631	21,391
Dime Community Bancshares, Inc.	892	26,448
Eagle Bancorp, Inc.	547	25,933
East West Bancorp, Inc.	2,403	155,714
Eastern Bankshares, Inc.	1,120	20,675
Enterprise Bancorp, Inc.	327	10,526
Enterprise Financial Services Corp.	834	34,611
Equity Bancshares, Inc., Class A	331	9,652
Esquire Financial Holdings, Inc.	291	9,690
Farmers & Merchants Bancorp, Inc.	233	7,733
FB Financial Corp.	964	37,808
Fidelity D&D Bancorp, Inc.	112	4,558
Fifth Third Bancorp	11,941	401,218
Financial Institutions, Inc.	417	10,850
First Bancorp (North Carolina)	687	23,976
First Bancorp (Puerto Rico)	3,172	40,951
First Busey Corp.	1,265	28,905
First Citizens BancShares, Inc., Class A	221	144,485
First Commonwealth Financial Corp.	2,106	28,263
First Community Bankshares, Inc.	247	7,264
First Financial Bancorp	2,135	41,419
First Financial Bankshares, Inc.	2,457	96,486
First Financial Corp.	338	15,041
First Financial Northwest, Inc.	388	6,030
First Hawaiian, Inc.	2,545	57,797
First Horizon Corp.	9,728	212,654
First Internet Bancorp	224	8,248
First Interstate BancSystem, Inc., Class A	2,232	85,062
First Merchants Corp.	955	34,017
First Republic Bank	2,911	419,766
Flushing Financial Corp.	465	9,886
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FNB Corp.	6,123	$66,496
Fulton Financial Corp.	2,254	32,570
FVCBankcorp, Inc. (A)	432	8,135
German American Bancorp, Inc.	635	21,704
Glacier Bancorp, Inc.	1,985	94,129
Great Southern Bancorp, Inc.	369	21,609
Guaranty Bancshares, Inc.	278	10,078
Hancock Whitney Corp.	1,414	62,683
Hanmi Financial Corp.	645	14,474
HarborOne Bancorp, Inc.	1,624	22,395
Heartland Financial USA, Inc.	771	32,027
Heritage Commerce Corp.	1,034	11,053
Heritage Financial Corp.	813	20,455
Hilltop Holdings, Inc.	1,026	27,353
Home BancShares, Inc.	3,102	64,429
HomeStreet, Inc.	402	13,937
Hope Bancorp, Inc.	2,740	37,922
Horizon Bancorp, Inc.	951	16,566
Huntington Bancshares, Inc.	25,395	305,502
Independent Bank Corp. (Massachusetts)	711	56,475
Independent Bank Corp. (Michigan)	561	10,816
Independent Bank Group, Inc.	910	61,798
International Bancshares Corp.	802	32,144
Investar Holding Corp.	319	6,986
JPMorgan Chase & Co.	50,075	5,638,946
KeyCorp	15,334	264,205
Lakeland Bancorp, Inc.	1,308	19,123
Lakeland Financial Corp.	520	34,538
Live Oak Bancshares, Inc.	804	27,248
M&T Bank Corp.	2,844	453,305
Macatawa Bank Corp.	926	8,186
Mercantile Bank Corp.	434	13,866
Meta Financial Group, Inc.	629	24,323
Metropolitan Bank Holding Corp. (A)	184	12,773
Midland States Bancorp, Inc.	539	12,958
MidWestOne Financial Group, Inc.	336	9,986
MVB Financial Corp.	370	11,511
National Bank Holdings Corp., Class A	721	27,593
National Bankshares, Inc.	188	5,903
NBT Bancorp, Inc.	501	18,833
Nicolet Bankshares, Inc. (A)	105	7,596
Northrim BanCorp, Inc.	222	8,938
Northwest Bancshares, Inc.	2,105	26,944
Norwood Financial Corp.	211	5,119
OceanFirst Financial Corp.	1,155	22,095
OFG Bancorp	1,126	28,600
Old National Bancorp	4,312	63,774
Old Second Bancorp, Inc.	816	10,918
Origin Bancorp, Inc.	516	20,021
Pacific Premier Bancorp, Inc.	1,278	37,369
PacWest Bancorp	2,065	55,053
Park National Corp.	210	25,463
Peapack-Gladstone Financial Corp.	485	14,405
Penns Woods Bancorp, Inc.	222	5,126
Peoples Bancorp of North Carolina, Inc.	237	6,437
Peoples Bancorp, Inc.	778	20,695
Pinnacle Financial Partners, Inc.	1,318	95,305
Popular, Inc.	399	30,695
Preferred Bank	341	23,195
Premier Financial Corp.	968	24,539
Primis Financial Corp.	655	8,928
Prosperity Bancshares, Inc.	925	63,150
QCR Holdings, Inc.	353	19,058
RBB Bancorp	407	8,413
Red River Bancshares, Inc.	155	8,382

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Regions Financial Corp.	16,469	$308,794
Renasant Corp.	1,124	32,382
Republic Bancorp, Inc., Class A	425	20,506
Republic First Bancorp, Inc. (A)	1,584	6,035
Riverview Bancorp, Inc.	881	5,797
S&T Bancorp, Inc.	768	21,066
Sandy Spring Bancorp, Inc.	750	29,303
Seacoast Banking Corp. of Florida	1,186	39,185
ServisFirst Bancshares, Inc.	893	70,476
Shore Bancshares, Inc.	488	9,028
Sierra Bancorp	373	8,105
Signature Bank	1,007	180,464
Silvergate Capital Corp., Class A (A)	431	23,071
Simmons First National Corp., Class A	2,304	48,983
South Plains Financial, Inc.	426	10,284
Southern First Bancshares, Inc. (A)	207	9,023
Southside Bancshares, Inc.	820	30,684
SouthState Corp.	1,328	102,455
Stock Yards Bancorp, Inc.	419	25,065
Summit Financial Group, Inc.	334	9,279
SVB Financial Group (A)	1,025	404,865
Synovus Financial Corp.	2,710	97,696
Texas Capital Bancshares, Inc. (A)	987	51,956
The Bancorp, Inc. (A)	1,124	21,940
The Bank of Princeton	248	6,810
The First Bancorp, Inc.	302	9,099
The First of Long Island Corp.	648	11,359
The PNC Financial Services Group, Inc.	7,019	1,107,388
Tompkins Financial Corp.	330	23,793
Towne Bank	1,654	44,906
TriCo Bancshares	636	29,027
Triumph Bancorp, Inc. (A)	474	29,653
Truist Financial Corp.	22,809	1,081,831
Trustmark Corp.	1,219	35,583
U.S. Bancorp	25,297	1,164,168
UMB Financial Corp.	475	40,898
Umpqua Holdings Corp.	4,036	67,684
United Bankshares, Inc.	2,146	75,260
United Community Banks, Inc.	1,695	51,172
Unity Bancorp, Inc.	355	9,400
Univest Financial Corp.	733	18,648
Valley National Bancorp	7,874	81,968
Veritex Holdings, Inc.	1,027	30,050
Washington Federal, Inc.	1,028	30,861
Washington Trust Bancorp, Inc.	335	16,204
Webster Financial Corp.	3,308	139,432
Wells Fargo & Company	64,457	2,524,781
WesBanco, Inc.	1,220	38,686
West BanCorp, Inc.	463	11,269
Western Alliance Bancorp	1,862	131,457
Wintrust Financial Corp.	1,057	84,719
Zions Bancorp NA	2,502	127,352
		26,579,624
Capital markets – 3.1%
Affiliated Managers Group, Inc.	750	87,450
AllianceBernstein Holding LP	1,953	81,206
Ameriprise Financial, Inc.	1,911	454,206
Apollo Investment Corp.	1,528	16,457
Ares Capital Corp. (B)	8,591	154,037
Ares Management Corp., Class A	4,922	279,865
Artisan Partners Asset Management, Inc., Class A	1,550	55,134
AssetMark Financial Holdings, Inc. (A)	1,278	23,988
Associated Capital Group, Inc., Class A	454	16,267
Bain Capital Specialty Finance, Inc.	1,190	16,196
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Barings BDC, Inc.	1,926	$17,931
BGC Partners, Inc., Class A	7,348	24,763
BlackRock Capital Investment Corp.	2,127	7,806
BlackRock TCP Capital Corp.	1,134	14,209
BlackRock, Inc.	2,608	1,588,376
Blucora, Inc. (A)	1,076	19,863
Bridge Investment Group Holdings, Inc., Class A	1,456	21,170
Capital Southwest Corp.	445	8,197
Carlyle Secured Lending, Inc.	1,406	17,856
Cboe Global Markets, Inc.	1,904	215,514
CME Group, Inc.	6,220	1,273,234
Cohen & Steers, Inc.	930	59,139
Coinbase Global, Inc., Class A (A)(B)	3,735	175,620
Cowen, Inc., Class A	420	9,950
Diamond Hill Investment Group, Inc.	83	14,412
Donnelley Financial Solutions, Inc. (A)	686	20,093
Ellington Financial, Inc.	880	12,910
Evercore, Inc., Class A	743	69,552
FactSet Research Systems, Inc.	632	243,048
Federated Hermes, Inc.	1,908	60,655
Fidus Investment Corp.	605	10,557
Focus Financial Partners, Inc., Class A (A)	1,365	46,492
Franklin Resources, Inc.	8,892	207,273
FS KKR Capital Corp.	3,921	76,146
GAMCO Investors, Inc., Class A	443	9,259
Gladstone Capital Corp.	801	8,082
Gladstone Investment Corp.	797	11,222
Goldman Sachs BDC, Inc.	967	16,246
Golub Capital BDC, Inc.	1,363	17,664
Hamilton Lane, Inc., Class A	1,002	67,314
Hercules Capital, Inc. (B)	2,271	30,636
Houlihan Lokey, Inc.	1,199	94,637
Interactive Brokers Group, Inc., Class A	1,612	88,676
Intercontinental Exchange, Inc.	9,689	911,154
Invesco, Ltd.	8,371	135,024
Jefferies Financial Group, Inc.	3,974	109,762
Lazard, Ltd., Class A	2,068	67,024
LPL Financial Holdings, Inc.	1,423	262,515
Main Street Capital Corp.	1,316	50,705
MarketAxess Holdings, Inc.	689	176,391
MarketWise, Inc. (A)	5,323	19,163
Moelis & Company, Class A	1,258	49,502
Monroe Capital Corp.	561	5,066
Moody's Corp.	3,134	852,354
Morgan Stanley	30,582	2,326,067
Morningstar, Inc.	751	181,614
MSCI, Inc.	1,384	570,416
Nasdaq, Inc.	2,794	426,197
New Mountain Finance Corp.	2,060	24,535
Newtek Business Services Corp.	477	9,030
Northern Trust Corp.	3,051	294,360
Oaktree Specialty Lending Corp.	2,519	16,499
Open Lending Corp., Class A (A)	2,053	21,002
Oppenheimer Holdings, Inc., Class A	169	5,584
Owl Rock Capital Corp.	4,673	57,618
Oxford Square Capital Corp.	1,411	5,136
P10, Inc., Class A	510	5,671
P10, Inc., Class B	665	7,395
PennantPark Floating Rate Capital, Ltd.	874	10,034
PennantPark Investment Corp.	1,841	11,377
Perella Weinberg Partners	815	4,751
Piper Sandler Companies	319	36,162
Portman Ridge Finance Corp.	340	7,966
Prospect Capital Corp.	8,135	56,864

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Pzena Investment Management, Inc., Class A	1,693	$11,157
Raymond James Financial, Inc.	3,792	339,043
Robinhood Markets, Inc., Class A (A)(B)	14,944	122,840
S&P Global, Inc.	4,748	1,600,361
Sculptor Capital Management, Inc.	1,110	9,269
SEI Investments Company	2,654	143,369
Sixth Street Specialty Lending, Inc.	1,483	27,436
SLR Investment Corp.	1,171	17,132
State Street Corp.	6,212	382,970
Stellus Capital Investment Corp.	500	5,565
StepStone Group, Inc., Class A	1,560	40,607
Stifel Financial Corp.	1,931	108,175
StoneX Group, Inc. (A)	429	33,492
T. Rowe Price Group, Inc.	3,937	447,283
The Bank of New York Mellon Corp.	14,303	596,578
The Blackstone Group, Inc.	12,005	1,095,216
The Carlyle Group, Inc.	6,347	200,946
The Charles Schwab Corp.	31,131	1,966,857
The Goldman Sachs Group, Inc.	5,742	1,705,489
Tradeweb Markets, Inc., Class A	4,165	284,261
TriplePoint Venture Growth BDC Corp.	568	7,236
Victory Capital Holdings, Inc., Class A	1,360	32,776
Virtu Financial, Inc., Class A	3,293	77,089
Virtus Investment Partners, Inc.	128	21,891
WhiteHorse Finance, Inc.	557	7,319
WisdomTree Investments, Inc.	3,365	17,061
		21,761,664
Consumer finance – 0.6%
Ally Financial, Inc.	5,834	195,497
American Express Company	12,936	1,793,188
Atlanticus Holdings Corp. (A)	243	8,546
Capital One Financial Corp.	6,966	725,788
Credit Acceptance Corp. (A)	268	126,874
Curo Group Holdings Corp.	881	4,872
Discover Financial Services	5,033	476,021
Elevate Credit, Inc. (A)	1,491	3,519
Encore Capital Group, Inc. (A)	578	33,391
Enova International, Inc. (A)	722	20,808
EZCORP, Inc., Class A (A)	1,448	10,874
FirstCash Holdings, Inc.	795	55,260
Green Dot Corp., Class A (A)	1,032	25,914
LendingTree, Inc. (A)	258	11,306
Moneylion, Inc. (A)	3,076	4,060
Navient Corp.	2,579	36,080
Nelnet, Inc., Class A	367	31,287
NerdWallet, Inc., Class A (A)	271	2,149
OneMain Holdings, Inc.	2,241	83,769
Oportun Financial Corp. (A)	399	3,300
OppFi, Inc. (A)	1,374	4,520
PRA Group, Inc. (A)	907	32,979
PROG Holdings, Inc. (A)	1,189	19,619
Regional Management Corp.	233	8,707
SLM Corp.	5,130	81,772
Sunlight Financial Holdings, Inc. (A)(B)	1,462	4,313
Synchrony Financial	9,023	249,215
Upstart Holdings, Inc. (A)(B)	1,379	43,604
World Acceptance Corp. (A)	133	14,928
		4,112,160
Diversified financial services – 1.6%
Acacia Research Corp. (A)	1,357	6,839
Apollo Global Management, Inc.	6,110	296,213
Berkshire Hathaway, Inc., Class A (A)	10	4,089,500
Berkshire Hathaway, Inc., Class B (A)	22,487	6,139,401
Equitable Holdings, Inc.	7,005	182,620
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Jackson Financial, Inc., Class A	1,342	$35,899
Voya Financial, Inc.	1,720	102,392
		10,852,864
Insurance – 1.9%
Aflac, Inc.	10,982	607,634
Alleghany Corp. (A)	196	163,288
American Equity Investment Life Holding Company	1,171	42,823
American Financial Group, Inc.	1,419	196,971
American International Group, Inc.	14,056	718,683
AMERISAFE, Inc.	412	21,428
Arch Capital Group, Ltd. (A)	6,420	292,046
Argo Group International Holdings, Ltd.	742	27,350
Arthur J. Gallagher & Company	3,607	588,085
Assurant, Inc.	935	161,615
Assured Guaranty, Ltd.	1,349	75,261
Axis Capital Holdings, Ltd.	1,644	93,856
Bright Health Group, Inc. (A)	10,245	18,646
Brighthouse Financial, Inc. (A)	1,248	51,193
Brown & Brown, Inc.	5,004	291,933
BRP Group, Inc., Class A (A)	1,594	38,495
Cincinnati Financial Corp.	2,798	332,906
Citizens, Inc. (A)	1,370	5,740
CNA Financial Corp.	4,644	208,516
CNO Financial Group, Inc.	2,410	43,597
Crawford & Company, Class B	1,283	9,045
Donegal Group, Inc., Class A	786	13,401
eHealth, Inc. (A)	490	4,572
Employers Holdings, Inc.	692	28,988
Enstar Group, Ltd. (A)	196	41,940
Erie Indemnity Company, Class A	826	158,749
Everest Re Group, Ltd.	580	162,562
Fidelity National Financial, Inc.	4,978	183,987
First American Financial Corp.	1,873	99,119
Genworth Financial, Inc., Class A (A)	7,491	26,443
Globe Life, Inc.	1,425	138,895
GoHealth, Inc., Class A (A)	5,260	3,145
Goosehead Insurance, Inc., Class A	660	30,142
Hagerty, Inc., Class A (A)	1,923	22,095
HCI Group, Inc.	170	11,519
Heritage Insurance Holdings, Inc.	734	1,938
Hippo Holdings, Inc. (A)	8,118	7,132
Horace Mann Educators Corp.	900	34,542
Investors Title Company	50	7,845
Kemper Corp.	1,246	59,683
Kinsale Capital Group, Inc.	439	100,812
Lemonade, Inc. (A)(B)	1,078	19,684
Lincoln National Corp.	3,029	141,666
Loews Corp.	4,301	254,877
Markel Corp. (A)	208	268,996
Marsh & McLennan Companies, Inc.	8,600	1,335,150
MBIA, Inc. (A)	1,204	14,869
Mercury General Corp.	1,045	46,294
MetLife, Inc.	13,904	873,032
National Western Life Group, Inc., Class A	35	7,095
NI Holdings, Inc. (A)	641	10,532
Old Republic International Corp.	5,164	115,467
Oscar Health, Inc., Class A (A)	3,277	13,927
Palomar Holdings, Inc. (A)	514	33,102
Primerica, Inc.	705	84,381
Principal Financial Group, Inc.	4,541	303,293
ProAssurance Corp.	1,182	27,931
Prudential Financial, Inc.	6,393	611,682
Reinsurance Group of America, Inc.	1,216	142,625
RenaissanceRe Holdings, Ltd.	725	113,368

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
RLI Corp.	831	$96,886
Root, Inc., Class A (A)	4,139	4,925
Ryan Specialty Holdings, Inc. (A)	4,244	166,322
Safety Insurance Group, Inc.	334	32,431
Selective Insurance Group, Inc.	1,113	96,764
Selectquote, Inc. (A)	2,662	6,602
Stewart Information Services Corp.	487	24,228
The Allstate Corp.	4,693	594,744
The Hanover Insurance Group, Inc.	581	84,971
The Hartford Financial Services Group, Inc.	5,393	352,864
The Progressive Corp.	9,834	1,143,399
The Travelers Companies, Inc.	4,061	686,837
Trean Insurance Group, Inc. (A)	448	2,791
Trupanion, Inc. (A)	731	44,050
United Fire Group, Inc.	546	18,690
United Insurance Holdings Corp.	1,080	1,685
Universal Insurance Holdings, Inc.	656	8,548
Unum Group	3,143	106,925
W.R. Berkley Corp.	4,569	311,880
White Mountains Insurance Group, Ltd.	18	22,430
		13,352,563
Mortgage real estate investment trusts – 0.1%
AGNC Investment Corp.	6,319	69,951
Angel Oak Mortgage, Inc.	54	700
Annaly Capital Management, Inc.	21,305	125,913
Apollo Commercial Real Estate Finance, Inc.	3,205	33,460
Arbor Realty Trust, Inc.	2,208	28,947
Ares Commercial Real Estate Corp.	789	9,649
ARMOUR Residential REIT, Inc.	1,413	9,948
Blackstone Mortgage Trust, Inc., Class A	2,768	76,591
BrightSpire Capital, Inc.	2,808	21,200
Broadmark Realty Capital, Inc.	2,185	14,661
Chimera Investment Corp.	3,772	33,269
Dynex Capital, Inc.	611	9,727
Ellington Residential Mortgage REIT	471	3,518
Franklin BSP Realty Trust, Inc.	474	6,390
Granite Point Mortgage Trust, Inc.	1,105	10,575
Great Ajax Corp.	553	5,303
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	53,080
Invesco Mortgage Capital, Inc.	330	4,844
KKR Real Estate Finance Trust, Inc.	1,084	18,916
Ladder Capital Corp.	2,535	26,719
MFA Financial, Inc.	2,272	24,424
New Residential Investment Corp.	8,506	79,276
New York Mortgage Trust, Inc.	5,225	14,421
Orchid Island Capital, Inc.	1,157	3,297
PennyMac Mortgage Investment Trust	1,761	24,355
Ready Capital Corp.	1,430	17,046
Redwood Trust, Inc.	2,127	16,399
Starwood Property Trust, Inc.	5,131	107,187
TPG RE Finance Trust, Inc.	1,656	14,921
Two Harbors Investment Corp.	5,815	28,959
		893,646
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	1,166	41,801
Bridgewater Bancshares, Inc. (A)	655	10,572
Capitol Federal Financial, Inc.	1,954	17,938
Columbia Financial, Inc. (A)	2,244	48,942
Enact Holdings, Inc.	1,803	38,728
Federal Agricultural Mortgage Corp., Class C	191	18,651
Federal Home Loan Mortgage Corp. (A)	12,537	5,267
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Federal National Mortgage Association (A)	21,500	$9,326
Flagstar Bancorp, Inc.	306	10,848
Home Bancorp, Inc.	185	6,314
Home Point Capital, Inc.	1,484	5,817
Kearny Financial Corp.	2,110	23,442
LoanDepot, Inc., Class A	1,864	2,684
Luther Burbank Corp.	1,316	17,174
Merchants Bancorp	927	21,015
MGIC Investment Corp.	5,831	73,471
New York Community Bancorp, Inc.	6,179	56,414
NMI Holdings, Inc., Class A (A)	1,463	24,359
Northfield Bancorp, Inc.	1,247	16,248
Ocwen Financial Corp. (A)	244	6,686
PCSB Financial Corp.	498	9,507
PennyMac Financial Services, Inc.	824	36,017
Ponce Financial Group, Inc. (A)	711	6,570
Provident Bancorp, Inc.	677	10,629
Provident Financial Services, Inc.	1,019	22,683
Radian Group, Inc.	3,106	61,033
Rocket Companies, Inc., Class A (B)	35,065	258,078
Southern Missouri Bancorp, Inc.	216	9,776
Sterling Bancorp, Inc. (A)	1,248	7,114
Territorial Bancorp, Inc.	238	4,962
TFS Financial Corp.	3,937	54,055
Timberland Bancorp, Inc.	255	6,375
TrustCo Bank Corp. NY	512	15,790
Velocity Financial, Inc. (A)	372	4,088
Walker & Dunlop, Inc.	597	57,515
Western New England Bancorp, Inc.	789	5,886
WSFS Financial Corp.	1,257	50,393
		1,076,168
		78,628,689
Health care – 13.9%
Biotechnology – 2.6%
2seventy bio, Inc. (A)	390	5,148
4D Molecular Therapeutics, Inc. (A)	496	3,462
89bio, Inc. (A)	290	934
Aadi Bioscience, Inc. (A)	304	3,745
AbbVie, Inc.	30,005	4,595,566
ACADIA Pharmaceuticals, Inc. (A)	3,016	42,495
Achieve Life Sciences, Inc. (A)	143	698
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,128
Acumen Pharmaceuticals, Inc. (A)	542	2,547
Adagio Therapeutics, Inc. (A)	1,879	6,163
Adicet Bio, Inc. (A)	572	8,351
Aduro Biotech, Inc. (A)(C)	312	649
Aeglea BioTherapeutics, Inc. (A)	903	456
Aerovate Therapeutics, Inc. (A)	373	5,830
Agenus, Inc. (A)	4,171	8,092
Agios Pharmaceuticals, Inc. (A)	1,160	25,717
Akero Therapeutics, Inc. (A)	639	6,039
Akouos, Inc. (A)	482	2,261
Albireo Pharma, Inc. (A)	301	5,978
Aldeyra Therapeutics, Inc. (A)	1,796	7,166
Alector, Inc. (A)	1,508	15,321
Aligos Therapeutics, Inc. (A)	892	1,079
Alkermes PLC (A)	3,013	89,757
Allakos, Inc. (A)	1,058	3,312
Allogene Therapeutics, Inc. (A)	2,589	29,515
Allovir, Inc. (A)	1,052	4,103
Alnylam Pharmaceuticals, Inc. (A)	2,118	308,910
Alpine Immune Sciences, Inc. (A)	365	3,106
Altimmune, Inc. (A)	589	6,891
ALX Oncology Holdings, Inc. (A)	659	5,331
Ambit Biosciences Corp. (A)(C)	515	309

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	9,404	$2,287,993
Amicus Therapeutics, Inc. (A)	4,973	53,410
AnaptysBio, Inc. (A)	595	12,079
Anika Therapeutics, Inc. (A)	318	7,098
Anixa Biosciences, Inc. (A)	267	817
Annexon, Inc. (A)	706	2,662
Annovis Bio, Inc. (A)	176	1,996
Apellis Pharmaceuticals, Inc. (A)	1,496	67,649
Applied Molecular Transport, Inc. (A)	578	1,682
Applied Therapeutics, Inc. (A)	1,062	1,007
Aptevo Therapeutics, Inc. (A)	400	1,432
AquaBounty Technologies, Inc. (A)	655	1,120
Aravive, Inc. (A)	878	867
Arcus Biosciences, Inc. (A)	1,192	30,205
Arcutis Biotherapeutics, Inc. (A)	769	16,387
Arrowhead Pharmaceuticals, Inc. (A)	1,889	66,512
Assembly Biosciences, Inc. (A)	313	657
Astria Therapeutics, Inc. (A)	687	2,061
Atara Biotherapeutics, Inc. (A)	1,373	10,696
Atreca, Inc., Class A (A)	921	1,649
aTyr Pharma, Inc. (A)	237	671
Aura Biosciences, Inc. (A)	353	5,002
AVEO Pharmaceuticals, Inc. (A)	932	6,114
Avid Bioservices, Inc. (A)	992	15,138
Avidity Biosciences, Inc. (A)	655	9,517
Axcella Health, Inc. (A)	1,360	2,761
Ayala Pharmaceuticals, Inc. (A)	641	699
Beam Therapeutics, Inc. (A)	1,141	44,168
BioAtla, Inc. (A)	475	1,354
BioCryst Pharmaceuticals, Inc. (A)	2,966	31,380
Biogen, Inc. (A)	2,480	505,771
BioMarin Pharmaceutical, Inc. (A)	3,233	267,919
Biomea Fusion, Inc. (A)	491	5,882
Bioxcel Therapeutics, Inc. (A)	460	6,072
Black Diamond Therapeutics, Inc. (A)	960	2,362
Bluebird Bio, Inc. (A)	1,170	4,844
Blueprint Medicines Corp. (A)	1,044	52,732
Bolt Biotherapeutics, Inc. (A)	1,138	2,322
Bridgebio Pharma, Inc. (A)	2,737	24,852
C4 Therapeutics, Inc. (A)	755	5,693
Cabaletta Bio, Inc. (A)	1,103	1,169
Candel Therapeutics, Inc. (A)	431	1,396
Capricor Therapeutics, Inc. (A)	880	3,071
Cardiff Oncology, Inc. (A)	1,062	2,336
CareDx, Inc. (A)	890	19,117
Caribou Biosciences, Inc. (A)	895	4,860
Catalyst Pharmaceuticals, Inc. (A)	2,142	15,015
Celcuity, Inc. (A)	72	655
Celldex Therapeutics, Inc. (A)	768	20,705
CEL-SCI Corp. (A)(B)	784	3,528
Celularity, Inc. (A)(B)	1,786	6,072
Century Therapeutics, Inc. (A)	839	7,048
Checkpoint Therapeutics, Inc. (A)	779	802
ChemoCentryx, Inc. (A)	1,259	31,198
Chimerix, Inc. (A)	1,055	2,194
Chinook Therapeutics, Inc. (A)	797	13,940
Codiak Biosciences, Inc. (A)	715	2,059
Cogent Biosciences, Inc. (A)	816	7,360
Coherus Biosciences, Inc. (A)	1,434	10,382
Concert Pharmaceuticals, Inc. (A)	1,605	6,757
Cortexyme, Inc. (A)	576	1,279
Crinetics Pharmaceuticals, Inc. (A)	678	12,645
CTI BioPharma Corp. (A)	2,424	14,471
Cue Biopharma, Inc. (A)	664	1,653
Cullinan Oncology, Inc. (A)	632	8,102
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cyteir Therapeutics, Inc. (A)	402	$1,202
Cytokinetics, Inc. (A)	1,360	53,434
CytomX Therapeutics, Inc. (A)	1,192	2,181
Day One Biopharmaceuticals, Inc. (A)	960	17,184
Decibel Therapeutics, Inc. (A)	543	2,286
Deciphera Pharmaceuticals, Inc. (A)	1,040	13,676
Denali Therapeutics, Inc. (A)	2,075	61,067
Design Therapeutics, Inc. (A)	812	11,368
Dynavax Technologies Corp. (A)	1,897	23,883
Dyne Therapeutics, Inc. (A)	642	4,411
Eagle Pharmaceuticals, Inc. (A)	282	12,529
Editas Medicine, Inc. (A)	1,143	13,522
eFFECTOR Therapeutics, Inc. (A)	584	829
Eiger BioPharmaceuticals, Inc. (A)	622	3,919
Eledon Pharmaceuticals, Inc. (A)	188	459
Elevation Oncology, Inc. (A)	551	771
Eliem Therapeutics, Inc. (A)	571	1,724
Emergent BioSolutions, Inc. (A)	1,025	31,816
Enanta Pharmaceuticals, Inc. (A)	386	18,246
Entasis Therapeutics Holdings, Inc. (A)	1,850	4,070
Entrada Therapeutics, Inc. (A)	489	5,956
EQRx, Inc. (A)(B)	6,419	30,105
Equillium, Inc. (A)	835	1,703
Erasca, Inc. (A)	1,961	10,923
Evelo Biosciences, Inc. (A)	1,166	2,460
Exact Sciences Corp. (A)	3,078	121,242
Exagen, Inc. (A)	108	620
Exelixis, Inc. (A)	5,688	118,424
Fate Therapeutics, Inc. (A)	1,608	39,846
Fennec Pharmaceuticals, Inc. (A)	143	808
FibroGen, Inc. (A)	1,854	19,578
Finch Therapeutics Group, Inc. (A)	739	2,099
Flexion Therapeutics, Inc. (A)(C)	867	789
Foghorn Therapeutics, Inc. (A)	592	8,051
Forma Therapeutics Holdings, Inc. (A)	728	5,016
Forte Biosciences, Inc. (A)	1,003	1,304
F-star Therapeutics, Inc. (A)	714	4,470
G1 Therapeutics, Inc. (A)	777	3,838
Gain Therapeutics, Inc. (A)	90	324
Galectin Therapeutics, Inc. (A)	1,506	1,973
Galera Therapeutics, Inc. (A)	1,618	2,103
Generation Bio Company (A)	1,161	7,616
Geron Corp. (A)	4,452	6,901
Gilead Sciences, Inc.	21,220	1,311,608
Global Blood Therapeutics, Inc. (A)	1,168	37,318
Gossamer Bio, Inc. (A)	1,462	12,237
Graphite Bio, Inc. (A)	860	2,365
Greenwich Lifesciences, Inc. (A)	123	1,042
Gritstone bio, Inc. (A)	987	2,389
GTX Corp. (A)(C)	38	0
Halozyme Therapeutics, Inc. (A)	2,532	111,408
Harpoon Therapeutics, Inc. (A)	708	1,352
Heron Therapeutics, Inc. (A)	1,487	4,149
Homology Medicines, Inc. (A)	999	1,968
Hookipa Pharma, Inc. (A)	753	1,227
Horizon Therapeutics PLC (A)	3,931	313,537
Humacyte, Inc. (A)	1,629	5,229
Icosavax, Inc. (A)	553	3,169
Ideaya Biosciences, Inc. (A)	547	7,549
IGM Biosciences, Inc. (A)	619	11,161
Imago Biosciences, Inc. (A)	528	7,070
Immuneering Corp., Class A (A)	361	1,953
Immunic, Inc. (A)	341	1,183
ImmunityBio, Inc. (A)(B)	6,612	24,597
ImmunoGen, Inc. (A)	3,467	15,602

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immunome, Inc. (A)	203	$652
Immunovant, Inc. (A)	1,756	6,848
Impel Pharmaceuticals, Inc. (A)(B)	519	4,837
IN8bio, Inc. (A)	585	1,422
Incyte Corp. (A)	3,885	295,143
Indaptus Therapeutics, Inc. (A)	527	1,375
Inhibrx, Inc. (A)	678	7,695
Inmune Bio, Inc. (A)	473	4,181
Inovio Pharmaceuticals, Inc. (A)	3,313	5,731
Inozyme Pharma, Inc. (A)(B)	748	3,568
Insmed, Inc. (A)	1,924	37,941
Instil Bio, Inc. (A)	2,107	9,734
Intellia Therapeutics, Inc. (A)	1,264	65,425
Intercept Pharmaceuticals, Inc. (A)	671	9,267
Ionis Pharmaceuticals, Inc. (A)	2,584	95,660
Ironwood Pharmaceuticals, Inc. (A)	3,112	35,881
iTeos Therapeutics, Inc. (A)	554	11,412
IVERIC bio, Inc. (A)	1,864	17,932
Janux Therapeutics, Inc. (A)	624	7,619
Jasper Therapeutics, Inc. (A)	483	932
Jounce Therapeutics, Inc. (A)	886	2,685
KalVista Pharmaceuticals, Inc. (A)	368	3,621
Karuna Therapeutics, Inc. (A)	532	67,303
Keros Therapeutics, Inc. (A)	375	10,361
Kezar Life Sciences, Inc. (A)	542	4,482
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	10,698
Kinnate Biopharma, Inc. (A)	602	7,591
Kodiak Sciences, Inc. (A)	899	6,868
Kronos Bio, Inc. (A)	803	2,923
Krystal Biotech, Inc. (A)	389	25,542
Kura Oncology, Inc. (A)	1,043	19,118
Kymera Therapeutics, Inc. (A)	836	16,461
Lantern Pharma, Inc. (A)	42	240
Larimar Therapeutics, Inc. (A)	512	1,004
Lexicon Pharmaceuticals, Inc. (A)	2,562	4,765
Ligand Pharmaceuticals, Inc. (A)	309	27,569
Lineage Cell Therapeutics, Inc. (A)	2,770	4,377
Lumos Pharma, Inc. (A)	43	331
Lyell Immunopharma, Inc. (A)(B)	3,921	25,565
MacroGenics, Inc. (A)	1,031	3,041
Madrigal Pharmaceuticals, Inc. (A)	323	23,120
MannKind Corp. (A)	3,858	14,699
Matinas BioPharma Holdings, Inc. (A)	5,353	4,229
MediciNova, Inc. (A)	1,166	2,950
MeiraGTx Holdings PLC (A)	698	5,284
Mersana Therapeutics, Inc. (A)	1,237	5,715
Miragen Therapeutics, Inc. (A)(C)	4,849	0
Mirum Pharmaceuticals, Inc. (A)	659	12,824
Moderna, Inc. (A)	6,856	979,380
Moleculin Biotech, Inc. (A)	1,608	2,332
Monte Rosa Therapeutics, Inc. (A)	877	8,481
Morphic Holding, Inc. (A)	687	14,908
Myriad Genetics, Inc. (A)	1,496	27,182
Natera, Inc. (A)	1,602	56,775
Neurocrine Biosciences, Inc. (A)	1,738	169,420
NexImmune, Inc. (A)	655	1,055
NextCure, Inc. (A)	542	2,547
Nkarta, Inc. (A)	548	6,751
Northwest Biotherapeutics, Inc. (A)	11,656	7,343
Novavax, Inc. (A)	1,306	67,168
Nurix Therapeutics, Inc. (A)	723	9,160
Nuvalent, Inc., Class A (A)	753	10,211
Ocugen, Inc. (A)	3,119	7,080
Olema Pharmaceuticals, Inc. (A)	673	2,739
Omega Therapeutics, Inc. (A)	709	2,694
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Omthera Pharmaceuticals, Inc. (A)(C)	498	$0
Oncternal Therapeutics, Inc. (A)	1,813	2,012
Organogenesis Holdings, Inc. (A)	2,172	10,599
Orgenesis, Inc. (A)	485	1,174
ORIC Pharmaceuticals, Inc. (A)	644	2,885
Ovid therapeutics, Inc. (A)	572	1,230
Oyster Point Pharma, Inc. (A)	431	1,866
Pardes Biosciences, Inc. (A)	821	2,520
Passage Bio, Inc. (A)	825	1,947
PDL BioPharma, Inc. (A)(C)	1,734	1,370
PDS Biotechnology Corp. (A)	660	2,409
Pieris Pharmaceuticals, Inc. (A)	1,728	3,231
PMV Pharmaceuticals, Inc. (A)	729	10,388
Point Biopharma Global, Inc. (A)	1,417	9,650
Poseida Therapeutics, Inc. (A)	1,586	4,092
Praxis Precision Medicines, Inc. (A)	714	1,749
Precigen, Inc. (A)	3,241	4,343
Precision BioSciences, Inc. (A)	1,182	1,891
Prelude Therapeutics, Inc. (A)	793	4,139
Progenics Pharmaceuticals, Inc. (A)(C)	1,955	2,069
Prometheus Biosciences, Inc. (A)	584	16,486
Protagonist Therapeutics, Inc. (A)	791	6,257
PTC Therapeutics, Inc. (A)	1,304	52,238
Puma Biotechnology, Inc. (A)	890	2,537
Pyxis Oncology, Inc. (A)	420	1,000
Rallybio Corp. (A)	464	3,503
RAPT Therapeutics, Inc. (A)	483	8,815
Recursion Pharmaceuticals, Inc., Class A (A)	2,835	23,077
Regeneron Pharmaceuticals, Inc. (A)	1,804	1,066,399
REGENXBIO, Inc. (A)	794	19,612
Relay Therapeutics, Inc. (A)	1,768	29,614
Reneo Pharmaceuticals, Inc. (A)	651	1,725
Renovacor, Inc. (A)	158	320
Replimune Group, Inc. (A)	698	12,201
REVOLUTION Medicines, Inc. (A)	1,143	22,277
Rhythm Pharmaceuticals, Inc. (A)	820	3,403
Rigel Pharmaceuticals, Inc. (A)	3,503	3,958
Rocket Pharmaceuticals, Inc. (A)	1,021	14,049
SAB Biotherapeutics, Inc. (A)	607	880
Sage Therapeutics, Inc. (A)	1,099	35,498
Sana Biotechnology, Inc. (A)	3,178	20,435
Sangamo Therapeutics, Inc. (A)	2,664	11,029
Sarepta Therapeutics, Inc. (A)	1,435	107,568
Savara, Inc. (A)	3,273	4,975
Scholar Rock Holding Corp. (A)	577	3,168
Seagen, Inc. (A)	3,227	570,985
SELLAS Life Sciences Group, Inc. (A)	418	932
Sensei Biotherapeutics, Inc. (A)	498	1,130
Sera Prognostics, Inc., Class A (A)	198	325
Seres Therapeutics, Inc. (A)	1,482	5,083
Shattuck Labs, Inc. (A)	652	2,647
Sierra Oncology, Inc. (A)	126	6,929
Silverback Therapeutics, Inc. (A)	919	3,897
SpringWorks Therapeutics, Inc. (A)	861	21,198
Spruce Biosciences, Inc. (A)	1,458	2,537
SQZ Biotechnologies Company (A)	587	1,867
Stoke Therapeutics, Inc. (A)	722	9,538
Surface Oncology, Inc. (A)	690	1,132
Surrozen, Inc. (A)	609	1,790
Sutro Biopharma, Inc. (A)	635	3,308
Syndax Pharmaceuticals, Inc. (A)	646	12,429
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Talaris Therapeutics, Inc. (A)	597	2,692
Tango Therapeutics, Inc. (A)	1,346	6,097

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Taysha Gene Therapies, Inc. (A)	706	$2,626
TCR2 Therapeutics, Inc. (A)	1,031	2,990
Tempest Therapeutics, Inc. (A)	96	204
Tenaya Therapeutics, Inc. (A)	631	3,553
Tracon Pharmaceuticals, Inc. (A)	1,275	2,550
Travere Therapeutics, Inc. (A)	1,004	24,327
TScan Therapeutics, Inc. (A)	639	2,010
Turning Point Therapeutics, Inc. (A)	839	63,135
Twist Bioscience Corp. (A)	827	28,912
Tyra Biosciences, Inc. (A)	661	4,726
Ultragenyx Pharmaceutical, Inc. (A)	1,226	73,143
United Therapeutics Corp. (A)	761	179,322
UroGen Pharma, Ltd. (A)	495	4,054
Vanda Pharmaceuticals, Inc. (A)	1,167	12,720
Vaxart, Inc. (A)	2,037	7,130
Vaxcyte, Inc. (A)	827	17,996
Vaxxinity, Inc., Class A (A)	2,150	3,376
Vera Therapeutics, Inc. (A)	459	6,247
Veracyte, Inc. (A)	1,119	22,268
Verastem, Inc. (A)	2,859	3,316
Vericel Corp. (A)	881	22,184
Vertex Pharmaceuticals, Inc. (A)	4,336	1,221,841
Verve Therapeutics, Inc. (A)	788	12,041
Viking Therapeutics, Inc. (A)	1,686	4,873
Vir Biotechnology, Inc. (A)	2,250	57,308
Viracta Therapeutics, Inc. (A)	1,210	4,695
Viridian Therapeutics, Inc. (A)	323	3,737
Virios Therapeutics, Inc. (A)	639	2,703
Vor BioPharma, Inc. (A)	556	2,763
Voyager Therapeutics, Inc. (A)	1,312	7,754
Werewolf Therapeutics, Inc. (A)	346	1,415
X4 Pharmaceuticals, Inc. (A)	1,920	1,853
XBiotech, Inc.	761	4,284
Xencor, Inc. (A)	1,123	30,737
Xilio Therapeutics, Inc. (A)	425	1,241
XOMA Corp. (A)	228	5,080
Yield10 Bioscience, Inc. (A)	575	1,294
Y-mAbs Therapeutics, Inc. (A)	853	12,906
Zentalis Pharmaceuticals, Inc. (A)	734	20,625
		17,908,852
Health care equipment and supplies – 2.2%
Abbott Laboratories	29,972	3,256,458
ABIOMED, Inc. (A)	813	201,226
Accuray, Inc. (A)	2,141	4,196
Align Technology, Inc. (A)	1,372	324,711
Alphatec Holdings, Inc. (A)	1,472	9,627
AngioDynamics, Inc. (A)	817	15,809
Apollo Endosurgery, Inc. (A)	285	1,040
Apyx Medical Corp. (A)	740	4,336
Artivion, Inc. (A)	840	15,859
AtriCure, Inc. (A)	851	34,772
Atrion Corp.	38	23,897
Avanos Medical, Inc. (A)	963	26,328
Axogen, Inc. (A)	892	7,305
Axonics, Inc. (A)	681	38,592
Baxter International, Inc.	8,485	544,992
Becton, Dickinson and Company	4,805	1,184,577
BioLife Solutions, Inc. (A)	651	8,990
Bioventus, Inc., Class A (A)	978	6,670
Boston Scientific Corp. (A)	24,360	907,897
Cardiovascular Systems, Inc. (A)	748	10,741
Cerus Corp. (A)	3,177	16,806
Co-Diagnostics, Inc. (A)	301	1,689
CONMED Corp.	541	51,806
CryoPort, Inc. (A)	806	24,970
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Cue Health, Inc. (A)	2,236	$7,155
Cutera, Inc. (A)	347	13,013
CVRx, Inc. (A)	171	1,028
CytoSorbents Corp. (A)	847	1,855
Delcath Systems, Inc. (A)	160	638
Dentsply Sirona, Inc.	3,824	136,632
DexCom, Inc. (A)	6,664	496,668
Eargo, Inc. (A)	970	729
Edwards Lifesciences Corp. (A)	10,685	1,016,037
Ekso Bionics Holdings, Inc. (A)	534	881
Embecta Corp. (A)	980	24,814
Enovis Corp. (A)	825	45,375
Envista Holdings Corp. (A)	2,931	112,961
enVVeno Medical Corp. (A)	432	1,633
Establishment Labs Holdings, Inc. (A)	465	25,287
Figs, Inc., Class A (A)	2,715	24,734
Glaukos Corp. (A)	856	38,880
Globus Medical, Inc., Class A (A)	1,836	103,073
Haemonetics Corp. (A)	931	60,683
Helius Medical Technologies, Inc. (A)	213	251
Heska Corp. (A)	175	16,539
Hologic, Inc. (A)	4,145	287,249
ICU Medical, Inc. (A)	382	62,797
IDEXX Laboratories, Inc. (A)	1,443	506,103
Inari Medical, Inc. (A)	835	56,772
Inogen, Inc. (A)	449	10,857
Insulet Corp. (A)	1,220	265,887
Integer Holdings Corp. (A)	625	44,163
Integra LifeSciences Holdings Corp. (A)	1,524	82,342
Intuitive Surgical, Inc. (A)	6,110	1,226,338
iRadimed Corp.	275	9,334
iRhythm Technologies, Inc. (A)	538	58,120
Lantheus Holdings, Inc. (A)	1,247	82,339
LeMaitre Vascular, Inc.	458	20,862
Lucira Health, Inc. (A)	556	1,034
Masimo Corp. (A)	976	127,534
Meridian Bioscience, Inc. (A)	942	28,656
Merit Medical Systems, Inc. (A)	1,044	56,658
Mesa Laboratories, Inc.	96	19,578
Microbot Medical, Inc. (A)	440	2,257
Natus Medical, Inc. (A)	710	23,267
Neogen Corp. (A)	1,989	47,915
Neuronetics, Inc. (A)	550	1,766
NeuroPace, Inc. (A)	100	495
Nevro Corp. (A)	648	28,402
NuVasive, Inc. (A)	954	46,899
Omnicell, Inc. (A)	790	89,863
OraSure Technologies, Inc. (A)	1,505	4,079
Orthofix Medical, Inc. (A)	439	10,334
OrthoPediatrics Corp. (A)	364	15,707
Outset Medical, Inc. (A)	709	10,536
Owlet, Inc. (A)	1,547	2,630
Penumbra, Inc. (A)	660	82,183
PROCEPT BioRobotics Corp. (A)	603	19,712
Pulmonx Corp. (A)	486	7,154
Pulse Biosciences, Inc. (A)	394	603
QuidelOrtho Corp. (A)	1,138	110,591
ResMed, Inc.	2,499	523,865
Retractable Technologies, Inc. (A)	238	912
RxSight, Inc. (A)	159	2,239
SeaSpine Holdings Corp. (A)	591	3,339
Second Sight Medical Products, Inc. (A)	1,266	2,570
Senseonics Holdings, Inc. (A)(B)	7,349	7,569
Shockwave Medical, Inc. (A)	634	121,202
SI-BONE, Inc. (A)	650	8,580

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Sight Sciences, Inc. (A)	684	$6,149
Silk Road Medical, Inc. (A)	667	24,272
SmileDirectClub, Inc. (A)(B)	7,305	7,597
Sonendo, Inc. (A)	247	425
STAAR Surgical Company (A)	849	60,220
Stereotaxis, Inc. (A)	1,565	2,880
Stryker Corp.	6,401	1,273,351
Surmodics, Inc. (A)	315	11,727
Tactile Systems Technology, Inc. (A)	415	3,030
Tandem Diabetes Care, Inc. (A)	1,121	66,352
Tela Bio, Inc. (A)	31	220
Teleflex, Inc.	807	198,401
The Cooper Companies, Inc.	829	259,576
TransMedics Group, Inc. (A)	477	15,002
Treace Medical Concepts, Inc. (A)	685	9,823
Utah Medical Products, Inc.	94	8,075
Vapotherm, Inc. (A)	424	1,073
Varex Imaging Corp. (A)	786	16,813
Vicarious Surgical, Inc. (A)	1,697	4,989
Zimmer Biomet Holdings, Inc.	3,625	380,843
Zimvie, Inc. (A)	366	5,860
		15,330,130
Health care providers and services – 3.1%
1Life Healthcare, Inc. (A)	2,297	18,008
Acadia Healthcare Company, Inc. (A)	1,593	107,735
Accolade, Inc. (A)	974	7,208
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	306	25,484
agilon health, Inc. (A)	6,679	145,803
AirSculpt Technologies, Inc. (A)	375	2,224
AlerisLife, Inc. (A)	1,606	1,927
Alignment Healthcare, Inc. (A)	3,052	34,823
Amedisys, Inc. (A)	587	61,705
AmerisourceBergen Corp.	3,489	493,624
AMN Healthcare Services, Inc. (A)	842	92,376
Apollo Medical Holdings, Inc. (A)	958	36,969
Aveanna Healthcare Holdings, Inc. (A)	2,590	5,853
Biodesix, Inc. (A)	597	979
Brookdale Senior Living, Inc. (A)	3,810	17,297
Cardinal Health, Inc.	4,665	243,840
Castle Biosciences, Inc. (A)	350	7,683
Centene Corp. (A)	9,900	837,639
Chemed Corp.	230	107,960
Cigna Corp.	5,413	1,426,434
Community Health Systems, Inc. (A)	2,429	9,109
CorVel Corp. (A)	325	47,863
Covetrus, Inc. (A)	2,407	49,945
Cross Country Healthcare, Inc. (A)	752	15,664
CVS Health Corp.	22,149	2,052,326
DaVita, Inc. (A)	1,518	121,379
Elevance Health, Inc.	4,057	1,957,827
Encompass Health Corp.	1,801	100,946
Fulgent Genetics, Inc. (A)	470	25,629
Guardant Health, Inc. (A)	1,818	73,338
Hanger, Inc. (A)	810	11,599
HCA Healthcare, Inc.	5,126	861,476
HealthEquity, Inc. (A)	1,482	90,980
Henry Schein, Inc. (A)	2,222	170,516
Humana, Inc.	2,128	996,053
InfuSystem Holdings, Inc. (A)	109	1,050
Innovage Holding Corp. (A)	1,986	8,699
Interpace Biosciences, Inc. (A)	276	944
Invitae Corp. (A)	3,645	8,894
Laboratory Corp. of America Holdings	1,557	364,899
LHC Group, Inc. (A)	566	88,149
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
LifeStance Health Group, Inc. (A)	6,301	$35,034
McKesson Corp.	2,499	815,199
MEDNAX, Inc. (A)	1,595	33,511
ModivCare, Inc. (A)	241	20,365
Molina Healthcare, Inc. (A)	972	271,781
National HealthCare Corp.	341	23,836
National Research Corp.	508	19,446
Oak Street Health, Inc. (A)	4,161	68,407
Ontrak, Inc. (A)	613	650
OPKO Health, Inc. (A)	12,549	31,749
Option Care Health, Inc. (A)	3,251	90,345
Owens & Minor, Inc.	1,368	43,024
Patterson Companies, Inc.	1,751	53,055
PetIQ, Inc. (A)	575	9,654
Premier, Inc., Class A	1,861	66,400
Privia Health Group, Inc. (A)	1,729	50,348
Progyny, Inc. (A)	1,614	46,887
Quest Diagnostics, Inc.	1,989	264,497
R1 RCM, Inc. (A)	4,729	99,120
RadNet, Inc. (A)	1,011	17,470
Select Medical Holdings Corp.	2,459	58,082
Sema4 Holdings Corp. (A)	3,705	4,668
Signify Health, Inc., Class A (A)	3,684	50,839
Surgery Partners, Inc. (A)	1,393	40,286
Talkspace, Inc. (A)	2,060	3,502
Tenet Healthcare Corp. (A)	1,901	99,917
The Ensign Group, Inc.	1,012	74,352
The Joint Corp. (A)	267	4,088
The Oncology Institute, Inc. (A)(B)	594	3,006
The Pennant Group, Inc. (A)	613	7,853
UnitedHealth Group, Inc.	15,893	8,163,122
Universal Health Services, Inc., Class B	1,248	125,686
US Physical Therapy, Inc.	274	29,921
Vivos Therapeutics, Inc. (A)	931	1,201
		21,460,157
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	2,443	36,230
American Well Corp., Class A (A)	4,475	19,332
Better Therapeutics, Inc. (A)	160	250
Certara, Inc. (A)	2,761	59,251
Change Healthcare, Inc. (A)	4,981	114,862
Computer Programs & Systems, Inc. (A)	332	10,614
Convey Health Solutions Holdings, Inc. (A)	707	7,353
Definitive Healthcare Corp. (A)	2,482	56,912
Doximity, Inc., Class A (A)	3,282	114,279
Evolent Health, Inc., Class A (A)	1,650	50,672
GoodRx Holdings, Inc., Class A (A)	7,028	41,606
Health Catalyst, Inc. (A)	714	10,346
HealthStream, Inc. (A)	704	15,284
Inspire Medical Systems, Inc. (A)	489	89,326
MultiPlan Corp. (A)	10,977	60,264
NextGen Healthcare, Inc. (A)	1,375	23,980
Nutex Health, Inc. (A)	7,837	25,274
Pear Therapeutics, Inc. (A)(B)	858	1,321
Phreesia, Inc. (A)	801	20,033
Schrodinger, Inc. (A)	1,147	30,292
Sharecare, Inc. (A)	5,224	8,254
Simulations Plus, Inc.	395	19,485
Tabula Rasa HealthCare, Inc. (A)	474	1,218
Teladoc Health, Inc. (A)	2,766	91,859
Veeva Systems, Inc., Class A (A)	2,671	528,965
		1,437,262
Life sciences tools and services – 1.7%
10X Genomics, Inc., Class A (A)	1,989	90,002

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Absci Corp. (A)	1,492	$4,953
Adaptive Biotechnologies Corp. (A)	2,619	21,188
Agilent Technologies, Inc.	5,119	607,984
Alpha Teknova, Inc. (A)	345	2,898
Avantor, Inc. (A)	10,429	324,342
Azenta, Inc.	1,336	96,326
Berkeley Lights, Inc. (A)	1,103	5,482
Bionano Genomics, Inc. (A)	4,957	6,841
Bio-Rad Laboratories, Inc., Class A (A)	498	246,510
Bio-Techne Corp.	678	235,022
Bruker Corp.	2,700	169,452
Charles River Laboratories International, Inc. (A)	888	190,005
Codex DNA, Inc. (A)	223	401
Codexis, Inc. (A)	1,214	12,698
Cytek Biosciences, Inc. (A)	1,914	20,537
Danaher Corp.	12,109	3,069,874
ICON PLC (A)	19	4,117
Illumina, Inc. (A)	2,602	479,705
Inotiv, Inc. (A)	218	2,093
IQVIA Holdings, Inc. (A)	3,288	713,463
IsoPlexis Corp. (A)	442	955
Maravai LifeSciences Holdings, Inc., Class A (A)	4,598	130,629
Medpace Holdings, Inc. (A)	647	96,836
Mettler-Toledo International, Inc. (A)	385	442,276
Miromatrix Medical, Inc. (A)	304	1,213
NanoString Technologies, Inc. (A)	769	9,766
NeoGenomics, Inc. (A)	2,242	18,272
Pacific Biosciences of California, Inc. (A)	3,737	16,518
PerkinElmer, Inc.	2,144	304,920
Personalis, Inc. (A)	696	2,401
Quanterix Corp. (A)	548	8,872
Rapid Micro Biosystems, Inc., Class A (A)	438	1,883
Repligen Corp. (A)	982	159,477
Science 37 Holdings, Inc. (A)	1,340	2,693
Seer, Inc. (A)	912	8,162
Singular Genomics Systems, Inc. (A)	1,117	4,267
SomaLogic, Inc. (A)	2,875	12,995
Sotera Health Company (A)	5,126	100,418
Standard BioTools, Inc. (A)	1,624	2,598
Syneos Health, Inc. (A)	1,834	131,461
Thermo Fisher Scientific, Inc.	6,614	3,593,254
Waters Corp. (A)	1,016	336,276
West Pharmaceutical Services, Inc.	1,273	384,917
		12,074,952
Pharmaceuticals – 4.1%
Aclaris Therapeutics, Inc. (A)	1,008	14,072
Aerie Pharmaceuticals, Inc. (A)	991	7,433
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	5,989	19,045
Amphastar Pharmaceuticals, Inc. (A)	1,078	37,504
Angion Biomedica Corp. (A)	1,195	1,362
ANI Pharmaceuticals, Inc. (A)	272	8,070
Arvinas, Inc. (A)	830	34,935
Assertio Holdings, Inc. (A)	333	982
Atea Pharmaceuticals, Inc. (A)	1,534	10,891
Athira Pharma, Inc. (A)	794	2,422
Axsome Therapeutics, Inc. (A)	694	26,580
Bristol-Myers Squibb Company	37,641	2,898,357
Cara Therapeutics, Inc. (A)	906	8,272
Cassava Sciences, Inc. (A)	680	19,122
Catalent, Inc. (A)	3,014	323,372
Clearside Biomedical, Inc. (A)	745	1,095
Cognition Therapeutics, Inc. (A)	195	415
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc. (A)	742	$13,148
Corcept Therapeutics, Inc. (A)	2,211	52,578
DICE Therapeutics, Inc. (A)	507	7,869
Dova Pharmaceuticals, Inc. (A)(C)	702	0
Edgewise Therapeutics, Inc. (A)	725	5,771
Elanco Animal Health, Inc. (A)	7,996	156,961
Eli Lilly & Company	16,114	5,224,642
Esperion Therapeutics, Inc. (A)	1,610	10,240
Evolus, Inc. (A)	1,243	14,419
Eyenovia, Inc. (A)	1,099	2,143
EyePoint Pharmaceuticals, Inc. (A)	226	1,779
Fulcrum Therapeutics, Inc. (A)	625	3,063
Harmony Biosciences Holdings, Inc. (A)	852	41,552
Harrow Health, Inc. (A)	642	4,674
Ikena Oncology, Inc. (A)	556	2,463
Innoviva, Inc. (A)	1,418	20,930
Intra-Cellular Therapies, Inc. (A)	1,306	74,546
Johnson & Johnson	44,425	7,885,882
Liquidia Corp. (A)	907	3,955
Lyra Therapeutics, Inc. (A)	554	3,130
Marinus Pharmaceuticals, Inc. (A)	569	2,754
Merck & Company, Inc.	42,677	3,890,862
MyMD Pharmaceuticals, Inc. (A)	531	1,152
Nektar Therapeutics (A)	3,478	13,216
NGM Biopharmaceuticals, Inc. (A)	1,448	18,563
Ocular Therapeutix, Inc. (A)	1,256	5,049
Omeros Corp. (A)	1,206	3,317
Optinose, Inc. (A)	2,082	7,620
Oramed Pharmaceuticals, Inc. (A)	522	2,391
Organon & Company	4,138	139,658
Otonomy, Inc. (A)	2,342	4,871
Pacira BioSciences, Inc. (A)	844	49,205
Palisade Bio, Inc. (A)(C)	9,919	0
Paratek Pharmaceuticals, Inc. (A)	901	1,739
Pfizer, Inc.	95,090	4,985,569
Phathom Pharmaceuticals, Inc. (A)	484	4,085
Phibro Animal Health Corp., Class A	851	16,280
Pliant Therapeutics, Inc. (A)	485	3,885
PLx Pharma, Inc. (A)	528	1,283
Prestige Consumer Healthcare, Inc. (A)	755	44,394
Prevail Therapeutics, Inc. (A)(C)	788	1,611
Provention Bio, Inc. (A)	1,551	6,204
Rain Therapeutics, Inc. (A)	373	2,074
Rani Therapeutics Holdings, Inc., Class A (A)	789	8,150
Reata Pharmaceuticals, Inc., Class A (A)	634	19,267
Relmada Therapeutics, Inc. (A)	263	4,994
Revance Therapeutics, Inc. (A)	1,139	15,741
Royalty Pharma PLC, Class A	10,381	436,417
Satsuma Pharmaceuticals, Inc. (A)	341	1,412
scPharmaceuticals, Inc. (A)	172	829
SCYNEXIS, Inc. (A)	751	1,397
SIGA Technologies, Inc.	1,703	19,721
Supernus Pharmaceuticals, Inc. (A)	1,044	30,192
Tarsus Pharmaceuticals, Inc. (A)	267	3,898
Terns Pharmaceuticals, Inc. (A)	403	999
TFF Pharmaceuticals, Inc. (A)	273	1,542
Theseus Pharmaceuticals, Inc. (A)	484	2,677
Tilray Brands, Inc. (A)(B)	7,922	24,717
Tobira Therapeutics, Inc. (A)(C)	609	2,521
Tricida, Inc. (A)	1,068	10,338
Ventyx Biosciences, Inc. (A)	451	5,516
Verrica Pharmaceuticals, Inc. (A)	659	1,265
Viatris, Inc.	21,153	221,472
Virpax Pharmaceuticals, Inc. (A)	556	934

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Xeris Biopharma Holdings, Inc. (A)	2,993	$4,609
Zoetis, Inc.	8,015	1,377,698
Zogenix, Inc. (A)(C)	961	653
		28,346,487
		96,557,840
Industrials – 8.5%
Aerospace and defense – 1.6%
AAR Corp. (A)	757	31,673
Aerojet Rocketdyne Holdings, Inc. (A)	1,489	60,453
AeroVironment, Inc. (A)	487	40,031
Applied Energetics, Inc. (A)	2,713	6,104
Archer Aviation, Inc., Class A (A)	3,543	10,912
Astra Space, Inc. (A)(B)	4,206	5,468
Astronics Corp. (A)	623	6,336
Axon Enterprise, Inc. (A)	1,184	110,313
BWX Technologies, Inc.	1,646	90,678
Cadre Holdings, Inc.	144	2,832
Curtiss-Wright Corp.	627	82,802
Ducommun, Inc. (A)	268	11,535
General Dynamics Corp.	4,635	1,025,494
HEICO Corp.	160	20,979
HEICO Corp., Class A	2,143	225,829
Hexcel Corp.	1,553	81,237
Howmet Aerospace, Inc.	7,254	228,138
Huntington Ingalls Industries, Inc.	592	128,949
Kaman Corp.	587	18,344
Kratos Defense & Security Solutions, Inc. (A)	2,288	31,757
L3Harris Technologies, Inc.	3,289	794,951
Lockheed Martin Corp.	4,570	1,964,917
Maxar Technologies, Inc.	1,313	34,256
Mercury Systems, Inc. (A)	1,052	67,675
Momentus, Inc. (A)	826	1,784
Moog, Inc., Class A	670	53,191
National Presto Industries, Inc.	169	11,093
Northrop Grumman Corp.	2,613	1,250,503
Park Aerospace Corp.	561	7,158
Parsons Corp. (A)	1,954	78,981
Raytheon Technologies Corp.	25,466	2,447,537
Redwire Corp. (A)	767	2,332
Rocket Lab USA, Inc. (A)	6,412	24,301
Spirit AeroSystems Holdings, Inc., Class A	1,918	56,197
Textron, Inc.	3,661	223,577
The Boeing Company (A)	9,927	1,357,219
TransDigm Group, Inc. (A)	932	500,176
Triumph Group, Inc. (A)	1,030	13,689
Vectrus, Inc. (A)	260	8,700
Woodward, Inc.	1,099	101,647
		11,219,748
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	1,293	37,148
Atlas Air Worldwide Holdings, Inc. (A)	418	25,795
CH Robinson Worldwide, Inc.	2,122	215,107
Expeditors International of Washington, Inc.	2,730	266,066
FedEx Corp.	4,492	1,018,381
Forward Air Corp.	511	46,992
GXO Logistics, Inc. (A)	1,949	84,333
Hub Group, Inc., Class A (A)	546	38,733
United Parcel Service, Inc., Class B	14,755	2,693,378
		4,425,933
Airlines – 0.2%
Alaska Air Group, Inc. (A)	2,149	86,067
Allegiant Travel Company (A)	324	36,641
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
American Airlines Group, Inc. (A)(B)	11,117	$140,964
Delta Air Lines, Inc. (A)	10,964	317,627
Frontier Group Holdings, Inc. (A)	3,244	30,396
Hawaiian Holdings, Inc. (A)	993	14,210
JetBlue Airways Corp. (A)	6,077	50,864
Joby Aviation, Inc. (A)(B)	10,208	50,121
Mesa Air Group, Inc. (A)	734	1,607
SkyWest, Inc. (A)	1,002	21,293
Southwest Airlines Company (A)	10,217	369,038
Spirit Airlines, Inc. (A)	1,541	36,737
Sun Country Airlines Holdings, Inc. (A)	623	11,426
United Airlines Holdings, Inc. (A)	5,481	194,137
Wheels Up Experience, Inc. (A)	3,103	6,051
		1,367,179
Building products – 0.5%
A.O. Smith Corp.	2,744	150,042
AAON, Inc.	991	54,267
Advanced Drainage Systems, Inc.	1,296	116,731
American Woodmark Corp. (A)	357	16,069
Apogee Enterprises, Inc.	557	21,846
Armstrong World Industries, Inc.	847	63,491
Builders FirstSource, Inc. (A)	3,053	163,946
Carlisle Companies, Inc.	734	175,140
Carrier Global Corp.	14,620	521,349
Cornerstone Building Brands, Inc. (A)	2,433	59,584
CSW Industrials, Inc.	335	34,515
Fortune Brands Home & Security, Inc.	2,348	140,598
Gibraltar Industries, Inc. (A)	643	24,916
Griffon Corp.	1,054	29,544
Hayward Holdings, Inc. (A)	3,667	52,768
Insteel Industries, Inc.	400	13,468
JELD-WEN Holding, Inc. (A)	1,838	26,816
Johnson Controls International PLC	11,853	567,522
Lennox International, Inc.	622	128,499
Masco Corp.	4,039	204,373
Owens Corning	1,737	129,076
PGT Innovations, Inc. (A)	1,295	21,549
Quanex Building Products Corp.	554	12,604
Resideo Technologies, Inc. (A)	2,640	51,269
Simpson Manufacturing Company, Inc.	736	74,049
The AZEK Company, Inc. (A)	2,505	41,934
Trex Company, Inc. (A)	2,066	112,432
UFP Industries, Inc.	1,020	69,503
Zurn Water Solutions Corp.	2,268	61,780
		3,139,680
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,236	53,667
ACCO Brands Corp.	2,109	13,772
ACV Auctions, Inc., Class A (A)	2,502	16,363
Aurora Innovation, Inc. (A)	17,214	32,879
Brady Corp., Class A	832	39,304
BrightView Holdings, Inc. (A)	2,167	26,004
Casella Waste Systems, Inc., Class A (A)	963	69,991
CECO Environmental Corp. (A)	931	5,567
Charah Solutions, Inc. (A)	247	924
Cintas Corp.	1,730	646,207
Civeo Corp. (A)	76	1,966
Clean Harbors, Inc. (A)	953	83,550
Copart, Inc. (A)	4,057	440,834
CoreCivic, Inc. (A)	2,321	25,786
Deluxe Corp.	840	18,203
Driven Brands Holdings, Inc. (A)	2,702	74,413
Ennis, Inc.	556	11,248
Harsco Corp. (A)	1,705	12,123
Healthcare Services Group, Inc.	1,493	25,993

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Heritage-Crystal Clean, Inc. (A)	532	$14,343
HNI Corp.	862	29,903
IAA, Inc. (A)	2,440	79,959
Interface, Inc.	1,167	14,634
KAR Auction Services, Inc. (A)	2,327	34,370
Kimball International, Inc., Class B	828	6,351
Matthews International Corp., Class A	680	19,496
MillerKnoll, Inc.	1,430	37,566
Montrose Environmental Group, Inc. (A)	443	14,956
MSA Safety, Inc.	688	83,296
NL Industries, Inc.	1,334	13,167
Performant Financial Corp. (A)	374	984
Pitney Bowes, Inc.	3,538	12,808
Quad/Graphics, Inc. (A)	1,350	3,713
Republic Services, Inc.	5,183	678,299
Rollins, Inc.	8,504	296,960
SP Plus Corp. (A)	517	15,882
Steelcase, Inc., Class A	2,379	25,527
Stericycle, Inc. (A)	1,759	77,132
Tetra Tech, Inc.	936	127,811
The Brink's Company	928	56,339
UniFirst Corp.	321	55,270
Viad Corp. (A)	446	12,314
VSE Corp.	270	10,147
Waste Management, Inc.	6,927	1,059,692
		4,379,713
Construction and engineering – 0.2%
AECOM	2,370	154,571
Ameresco, Inc., Class A (A)	941	42,872
Arcosa, Inc.	870	40,394
Argan, Inc.	361	13,473
Comfort Systems USA, Inc.	664	55,212
Construction Partners, Inc., Class A (A)	1,071	22,427
Dycom Industries, Inc. (A)	581	54,056
EMCOR Group, Inc.	840	86,486
Fluor Corp. (A)	2,601	63,308
Granite Construction, Inc.	919	26,780
Great Lakes Dredge & Dock Corp. (A)	1,462	19,167
IES Holdings, Inc. (A)	478	14,421
Infrastructure and Energy Alternatives, Inc. (A)	472	3,790
Innovate Corp. (A)	406	702
MasTec, Inc. (A)	1,327	95,093
Matrix Service Company (A)	663	3,355
MDU Resources Group, Inc.	3,608	97,380
MYR Group, Inc. (A)	327	28,819
Northwest Pipe Company (A)	252	7,545
Orion Group Holdings, Inc. (A)	985	2,246
Primoris Services Corp.	1,046	22,761
Quanta Services, Inc.	2,460	308,336
Sterling Infrastructure, Inc. (A)	650	14,248
Tutor Perini Corp. (A)	1,152	10,115
Valmont Industries, Inc.	334	75,026
WillScot Mobile Mini Holdings Corp. (A)	4,093	132,695
		1,395,278
Electrical equipment – 0.6%
Acuity Brands, Inc.	607	93,502
Allied Motion Technologies, Inc.	333	7,606
American Superconductor Corp. (A)	626	3,243
AMETEK, Inc.	3,799	417,472
Array Technologies, Inc. (A)	2,316	25,499
Atkore, Inc. (A)	774	64,250
AZZ, Inc.	556	22,696
Babcock & Wilcox Enterprises, Inc. (A)	1,048	6,319
Blink Charging Company (A)(B)	696	11,505
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Bloom Energy Corp., Class A (A)	2,966	$48,939
Capstone Green Energy Corp. (A)	261	645
ChargePoint Holdings, Inc. (A)(B)	5,450	74,611
Eaton Corp. PLC	6,643	836,952
Emerson Electric Company	9,961	792,298
Encore Wire Corp.	366	38,035
EnerSys	802	47,286
Enovix Corp. (A)	2,439	21,731
ESS Tech, Inc. (A)	233	655
Fluence Energy, Inc. (A)	1,178	11,167
FTC Solar, Inc. (A)	1,092	3,953
FuelCell Energy, Inc. (A)	6,301	23,629
Generac Holdings, Inc. (A)	1,079	227,216
GrafTech International, Ltd.	4,350	30,755
Hubbell, Inc.	907	161,972
nVent Electric PLC	3,013	94,397
Orion Energy Systems, Inc. (A)	915	1,839
Plug Power, Inc. (A)	10,058	166,661
Powell Industries, Inc.	287	6,707
Preformed Line Products Company	126	7,749
Regal Rexnord Corp.	1,165	132,251
Rockwell Automation, Inc.	1,958	390,249
Shoals Technologies Group, Inc., Class A (A)	2,743	45,205
Sunrun, Inc. (A)	3,673	85,801
Sunworks, Inc. (A)	718	1,134
Thermon Group Holdings, Inc. (A)	751	10,552
TPI Composites, Inc. (A)	773	9,663
Vicor Corp. (A)	789	43,182
		3,967,326
Industrial conglomerates – 0.7%
3M Company	9,603	1,242,724
General Electric Company	18,742	1,193,303
Honeywell International, Inc.	11,546	2,006,810
Icahn Enterprises LP	4,276	205,761
		4,648,598
Machinery – 1.6%
AGCO Corp.	1,249	123,276
Agrify Corp. (A)	374	737
Alamo Group, Inc.	239	27,827
Albany International Corp., Class A	544	42,862
Allison Transmission Holdings, Inc.	1,324	50,908
Altra Industrial Motion Corp.	1,239	43,675
Astec Industries, Inc.	493	20,105
Barnes Group, Inc.	1,066	33,195
Berkshire Grey, Inc. (A)	3,321	4,815
Caterpillar, Inc.	9,083	1,623,677
Chart Industries, Inc. (A)	655	109,634
CIRCOR International, Inc. (A)	461	7,556
Columbus McKinnon Corp.	532	15,093
Commercial Vehicle Group, Inc. (A)	856	4,999
Crane Holdings Company	963	84,320
Cummins, Inc.	2,359	456,537
Deere & Company	5,197	1,556,346
Donaldson Company, Inc.	2,062	99,265
Douglas Dynamics, Inc.	435	12,502
Dover Corp.	2,215	268,724
Energy Recovery, Inc. (A)	1,211	23,518
Enerpac Tool Group Corp.	1,293	24,593
EnPro Industries, Inc.	426	34,902
Esab Corp.	825	36,094
ESCO Technologies, Inc.	519	35,484
Evoqua Water Technologies Corp. (A)	2,177	70,774
Federal Signal Corp.	1,188	42,293
Flowserve Corp.	2,471	70,745

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Fortive Corp.	6,057	$329,380
Franklin Electric Company, Inc.	834	61,099
Gates Industrial Corp. PLC (A)	5,423	58,623
Gencor Industries, Inc. (A)	428	4,348
Graco, Inc.	2,976	176,804
Graham Corp.	310	2,145
Helios Technologies, Inc.	627	41,539
Hillenbrand, Inc.	1,455	59,597
Hillman Solutions Corp. (A)	2,499	21,591
Hurco Companies, Inc.	183	4,527
Hydrofarm Holdings Group, Inc. (A)	570	1,984
Hyster-Yale Materials Handling, Inc.	296	9,537
Hyzon Motors, Inc. (A)(B)	3,912	11,501
IDEX Corp.	1,049	190,530
Illinois Tool Works, Inc.	5,165	941,321
Ingersoll Rand, Inc.	7,322	308,110
ITT, Inc.	1,504	101,129
John Bean Technologies Corp.	615	67,908
Kadant, Inc.	213	38,841
Kennametal, Inc.	1,628	37,818
LB Foster Company, Class A (A)	298	3,835
Lincoln Electric Holdings, Inc.	847	104,486
Lindsay Corp.	215	28,556
Markforged Holding Corp. (A)	2,754	5,095
Mayville Engineering Company, Inc. (A)	522	4,040
Meritor, Inc. (A)	1,280	46,502
Microvast Holdings, Inc. (A)	5,831	12,945
Miller Industries, Inc.	293	6,642
Mueller Industries, Inc.	805	42,898
Mueller Water Products, Inc., Class A	3,308	38,803
Nikola Corp. (A)(B)	6,833	32,525
NN, Inc. (A)	766	1,938
Nordson Corp.	841	170,252
Omega Flex, Inc.	223	23,999
Oshkosh Corp.	1,153	94,707
Otis Worldwide Corp.	7,166	506,421
PACCAR, Inc.	5,813	478,642
Parker-Hannifin Corp.	2,128	523,594
Park-Ohio Holdings Corp.	316	5,012
Proto Labs, Inc. (A)	533	25,499
RBC Bearings, Inc. (A)	515	95,249
REV Group, Inc.	1,210	13,153
Sarcos Technology and Robotics Corp. (A)	1,472	3,916
Snap-on, Inc.	835	164,520
SPX Corp. (A)	887	46,869
Standex International Corp.	280	23,738
Stanley Black & Decker, Inc.	2,832	296,964
Tennant Company	380	22,515
Terex Corp.	1,289	35,280
The Eastern Company	202	4,109
The Gorman-Rupp Company	603	17,065
The Greenbrier Companies, Inc.	586	21,090
The Manitowoc Company, Inc. (A)	748	7,876
The Middleby Corp. (A)	958	120,095
The Shyft Group, Inc.	699	12,994
The Timken Company	1,420	75,331
The Toro Company	1,761	133,466
Titan International, Inc. (A)	1,489	22,484
Trinity Industries, Inc.	1,797	43,523
Velo3D, Inc. (A)	1,316	1,816
Wabash National Corp.	1,110	15,074
Wabtec Corp.	3,237	265,693
Watts Water Technologies, Inc., Class A	551	67,685
Welbilt, Inc. (A)	2,649	63,073
Xos, Inc. (A)	2,320	4,269
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	3,150	$246,267
		11,373,293
Marine – 0.0%
Eagle Bulk Shipping, Inc.	275	14,267
Kirby Corp. (A)	1,155	70,270
Matson, Inc.	666	48,538
		133,075
Professional services – 0.6%
Alight, Inc., Class A (A)	6,833	46,123
ASGN, Inc. (A)	938	84,655
Barrett Business Services, Inc.	173	12,607
BlackSky Technology, Inc. (A)	1,388	3,206
Booz Allen Hamilton Holding Corp.	2,229	201,412
CACI International, Inc., Class A (A)	328	92,424
CBIZ, Inc. (A)	1,073	42,877
CoStar Group, Inc. (A)	6,928	418,520
CRA International, Inc.	162	14,470
Dun & Bradstreet Holdings, Inc. (A)	7,238	108,787
Equifax, Inc.	2,085	381,096
Exponent, Inc.	927	84,793
First Advantage Corp. (A)	2,261	28,647
Forrester Research, Inc. (A)	420	20,093
Franklin Covey Company (A)	312	14,408
FTI Consulting, Inc. (A)	466	84,276
Heidrick & Struggles International, Inc.	421	13,624
Huron Consulting Group, Inc. (A)	468	30,415
ICF International, Inc.	377	35,815
Insperity, Inc.	704	70,280
Jacobs Engineering Group, Inc.	2,150	273,330
KBR, Inc.	2,506	121,265
Kelly Services, Inc., Class A	813	16,122
Kforce, Inc.	412	25,272
Korn Ferry	998	57,904
Legalzoom.com, Inc. (A)	3,194	35,102
Leidos Holdings, Inc.	2,349	236,568
ManpowerGroup, Inc.	958	73,201
ManTech International Corp., Class A	785	74,928
Mistras Group, Inc. (A)	754	4,479
Planet Labs PBC (A)	1,753	7,590
Red Violet, Inc. (A)	54	1,028
Resources Connection, Inc.	781	15,909
Robert Half International, Inc.	1,916	143,489
Science Applications International Corp.	855	79,601
Spire Global, Inc. (A)	2,065	2,395
Sterling Check Corp. (A)	1,453	23,698
TransUnion	3,316	265,247
TriNet Group, Inc. (A)	1,152	89,418
TrueBlue, Inc. (A)	739	13,228
Upwork, Inc. (A)	2,277	47,088
Verisk Analytics, Inc.	2,769	479,286
Willdan Group, Inc. (A)	264	7,281
		3,881,957
Road and rail – 1.0%
AMERCO	307	146,817
ArcBest Corp.	474	33,355
Avis Budget Group, Inc. (A)	843	123,988
Canadian Pacific Railway, Ltd.	309	21,581
Covenant Logistics Group, Inc.	436	10,939
CSX Corp.	36,962	1,074,116
Daseke, Inc. (A)	1,184	7,566
Heartland Express, Inc.	1,522	21,171
JB Hunt Transport Services, Inc.	1,731	272,581
Knight-Swift Transportation Holdings, Inc.	2,859	132,343
Landstar System, Inc.	521	75,764

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Lyft, Inc., Class A (A)	5,983	$79,454
Marten Transport, Ltd.	1,666	28,022
Norfolk Southern Corp.	3,988	906,433
Old Dominion Freight Line, Inc.	1,937	496,414
P.A.M. Transportation Services, Inc. (A)	478	13,092
Ryder System, Inc.	920	65,375
Saia, Inc. (A)	476	89,488
Schneider National, Inc., Class B	2,984	66,782
TuSimple Holdings, Inc., Class A (A)	3,576	25,854
Uber Technologies, Inc. (A)	33,348	682,300
Union Pacific Corp.	10,744	2,291,480
Universal Logistics Holdings, Inc.	647	17,670
Werner Enterprises, Inc.	858	33,067
XPO Logistics, Inc. (A)	1,938	93,334
Yellow Corp. (A)	875	2,564
		6,811,550
Trading companies and distributors – 0.3%
Air Lease Corp.	1,934	64,654
Alta Equipment Group, Inc. (A)	98	879
Applied Industrial Technologies, Inc.	635	61,068
Beacon Roofing Supply, Inc. (A)	1,258	64,611
BlueLinx Holdings, Inc. (A)	138	9,220
Boise Cascade Company	690	41,048
Core & Main, Inc., Class A (A)	3,569	79,589
Distribution Solutions Group, Inc. (A)	105	5,396
DXP Enterprises, Inc. (A)	424	12,987
EVI Industries, Inc. (A)	281	2,807
Fastenal Company	9,687	483,575
Fortress Transportation & Infrastructure Investors LLC, Class A	1,753	33,903
GATX Corp.	572	53,860
Global Industrial Company	777	26,239
GMS, Inc. (A)	822	36,579
H&E Equipment Services, Inc.	697	20,192
Herc Holdings, Inc.	532	47,960
McGrath RentCorp	476	36,176
MRC Global, Inc. (A)	1,850	18,426
MSC Industrial Direct Company, Inc., Class A	705	52,953
NOW, Inc. (A)	2,251	22,015
Rush Enterprises, Inc., Class A	1,071	51,622
SiteOne Landscape Supply, Inc. (A)	801	95,215
Textainer Group Holdings, Ltd.	934	25,601
Titan Machinery, Inc. (A)	513	11,496
United Rentals, Inc. (A)	1,225	297,565
Univar Solutions, Inc. (A)	3,074	76,450
Veritiv Corp. (A)	272	29,526
W.W. Grainger, Inc.	825	374,905
Watsco, Inc.	656	156,666
WESCO International, Inc. (A)	915	97,997
		2,391,180
		59,134,510
Information technology – 24.6%
Communications equipment – 0.8%
ADTRAN, Inc.	1,000	17,530
Airspan Networks Holdings, Inc. (A)	603	1,803
Applied Optoelectronics, Inc. (A)	524	812
Arista Networks, Inc. (A)	5,283	495,228
Aviat Networks, Inc. (A)	36	901
CalAmp Corp. (A)	820	3,419
Calix, Inc. (A)	1,143	39,022
Cambium Networks Corp. (A)	562	8,233
Casa Systems, Inc. (A)	2,022	7,946
Ciena Corp. (A)	2,617	119,597
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Cisco Systems, Inc.	70,213	$2,993,882
Clearfield, Inc. (A)	289	17,904
CommScope Holding Company, Inc. (A)	3,833	23,458
Comtech Telecommunications Corp.	548	4,970
Digi International, Inc. (A)	683	16,542
DZS, Inc. (A)	566	9,209
EMCORE Corp. (A)	60	184
Extreme Networks, Inc. (A)	2,573	22,951
F5, Inc. (A)	1,061	162,375
Harmonic, Inc. (A)	2,066	17,912
Infinera Corp. (A)	3,517	18,851
Inseego Corp. (A)	1,798	3,398
Juniper Networks, Inc.	5,412	154,242
KVH Industries, Inc. (A)	504	4,385
Lantronix, Inc. (A)	53	285
Lumentum Holdings, Inc. (A)	1,296	102,928
Motorola Solutions, Inc.	2,823	591,701
NETGEAR, Inc. (A)	654	12,112
NetScout Systems, Inc. (A)	1,447	48,981
Plantronics, Inc. (A)	804	31,903
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,627	7,986
Ubiquiti, Inc. (B)	1,042	258,635
Viasat, Inc. (A)	1,289	39,482
Viavi Solutions, Inc. (A)	4,120	54,508
		5,293,275
Electronic equipment, instruments and components – 0.7%
908 Devices, Inc. (A)	290	5,971
Advanced Energy Industries, Inc.	715	52,181
AEye, Inc. (A)	2,196	4,194
Akoustis Technologies, Inc. (A)	872	3,226
Amphenol Corp., Class A	10,055	647,341
Arlo Technologies, Inc. (A)	1,497	9,386
Arrow Electronics, Inc. (A)	946	106,037
Avnet, Inc.	1,640	70,323
Badger Meter, Inc.	563	45,541
Bel Fuse, Inc., Class B	346	5,384
Belden, Inc.	815	43,415
Benchmark Electronics, Inc.	800	18,048
CDW Corp.	2,225	350,571
ClearSign Technologies Corp. (A)	889	1,076
Cognex Corp.	3,061	130,154
Coherent, Inc. (A)	409	108,884
Corning, Inc.	14,258	449,270
CTS Corp.	667	22,711
Daktronics, Inc. (A)	1,227	3,693
ePlus, Inc. (A)	342	18,167
Evolv Technologies Holdings, Inc. (A)	2,210	5,879
FARO Technologies, Inc. (A)	391	12,055
Identiv, Inc. (A)	100	1,158
II-VI, Inc. (A)	1,909	97,264
Insight Enterprises, Inc. (A)	564	48,662
IPG Photonics Corp. (A)	949	89,329
Iteris, Inc. (A)	1,032	2,982
Itron, Inc. (A)	841	41,571
Jabil, Inc.	2,352	120,446
Keysight Technologies, Inc. (A)	3,222	444,153
Kimball Electronics, Inc. (A)	554	11,135
Knowles Corp. (A)	1,805	31,281
Littelfuse, Inc.	409	103,902
Methode Electronics, Inc.	768	28,447
MicroVision, Inc. (A)(B)	2,624	10,076
Napco Security Technologies, Inc. (A)	742	15,278
National Instruments Corp.	2,435	76,045
Netlist, Inc. (A)	3,719	11,901

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
nLight, Inc. (A)	848	$8,667
Novanta, Inc. (A)	636	77,128
OSI Systems, Inc. (A)	333	28,452
PAR Technology Corp. (A)	370	13,871
PC Connection, Inc.	517	22,774
Plexus Corp. (A)	440	34,540
Rogers Corp. (A)	313	82,034
Sanmina Corp. (A)	855	34,824
ScanSource, Inc. (A)	460	14,324
SmartRent, Inc. (A)	2,767	12,507
TD SYNNEX Corp.	1,563	142,389
Teledyne Technologies, Inc. (A)	797	298,963
Trimble, Inc. (A)	4,334	252,369
TTM Technologies, Inc. (A)	2,254	28,175
Vishay Intertechnology, Inc.	2,027	36,121
Vishay Precision Group, Inc. (A)	306	8,914
Vontier Corp.	2,668	61,337
Zebra Technologies Corp., Class A (A)	908	266,907
		4,671,433
IT services – 3.9%
Affirm Holdings, Inc. (A)	4,641	83,816
AgileThought, Inc. (A)	536	2,771
Akamai Technologies, Inc. (A)	2,665	243,394
Automatic Data Processing, Inc.	7,098	1,490,864
AvidXchange Holdings, Inc. (A)	2,123	13,035
Backblaze, Inc., Class A (A)	179	936
BigBear.ai Holdings, Inc. (A)(B)	401	1,476
BigCommerce Holdings, Inc., Series 1 (A)	1,168	18,922
Block, Inc. (A)	9,376	576,249
BM Technologies, Inc. (A)	364	2,144
Bread Financial Holdings, Inc.	803	29,759
Brightcove, Inc. (A)	983	6,213
Broadridge Financial Solutions, Inc.	1,997	284,672
Cass Information Systems, Inc.	256	8,653
Cloudflare, Inc., Class A (A)	5,513	241,194
Cognizant Technology Solutions Corp., Class A	8,908	601,201
Concentrix Corp.	884	119,906
Conduent, Inc. (A)	4,515	19,505
CSG Systems International, Inc.	652	38,911
Cyxtera Technologies, Inc. (A)	2,238	25,379
DigitalOcean Holdings, Inc. (A)	1,853	76,640
DXC Technology Company (A)	4,538	137,547
Edgio, Inc. (A)	2,664	6,154
EPAM Systems, Inc. (A)	992	292,422
Euronet Worldwide, Inc. (A)	970	97,572
EVO Payments, Inc., Class A (A)	1,591	37,420
ExlService Holdings, Inc. (A)	584	86,041
Fastly, Inc., Class A (A)	1,995	23,162
Fidelity National Information Services, Inc.	10,432	956,301
Fiserv, Inc. (A)	11,150	992,016
FleetCor Technologies, Inc. (A)	1,364	286,590
Flywire Corp. (A)	1,698	29,936
Gartner, Inc. (A)	1,410	340,980
Genpact, Ltd.	3,430	145,295
Global Payments, Inc.	4,917	544,017
GoDaddy, Inc., Class A (A)	2,854	198,524
i3 Verticals, Inc., Class A (A)	606	15,162
IBM Corp.	15,127	2,135,781
Information Services Group, Inc.	1,192	8,058
Jack Henry & Associates, Inc.	1,202	216,384
Kyndryl Holdings, Inc. (A)	3,286	32,137
Marqeta, Inc., Class A (A)	9,562	77,548
Mastercard, Inc., Class A	16,658	5,255,266
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Maximus, Inc.	1,042	$65,135
MoneyGram International, Inc. (A)	1,519	15,190
MongoDB, Inc. (A)	1,099	285,191
Okta, Inc. (A)	2,503	226,271
Paychex, Inc.	6,089	693,354
Paymentus Holdings, Inc., Class A (A)	1,879	25,122
Payoneer Global, Inc. (A)	5,500	21,560
PayPal Holdings, Inc. (A)	19,860	1,387,022
Paysign, Inc. (A)	1,105	1,680
Perficient, Inc. (A)	594	54,464
Rackspace Technology, Inc. (A)	3,379	24,227
Remitly Global, Inc. (A)	2,668	20,437
Sabre Corp. (A)	5,716	33,324
ServiceSource International, Inc. (A)	4,978	7,318
Shift4 Payments, Inc., Class A (A)	1,389	45,920
Snowflake, Inc., Class A (A)	5,222	726,171
SolarWinds Corp.	2,988	30,627
Squarespace, Inc., Class A (A)	2,323	48,597
SS&C Technologies Holdings, Inc.	4,468	259,457
StarTek, Inc. (A)	653	1,887
Switch, Inc., Class A	4,331	145,089
TaskUS, Inc., Class A (A)	1,642	27,684
The Glimpse Group, Inc. (A)	48	191
The Hackett Group, Inc.	696	13,203
The Western Union Company	7,336	120,824
Thoughtworks Holding, Inc. (A)	5,068	71,509
Toast, Inc., Class A (A)	8,600	111,284
TTEC Holdings, Inc.	869	58,996
Twilio, Inc., Class A (A)	3,083	258,386
Unisys Corp. (A)	1,317	15,844
VeriSign, Inc. (A)	1,835	307,051
Verra Mobility Corp. (A)	3,031	47,617
Visa, Inc., Class A	32,597	6,418,023
WEX, Inc. (A)	789	122,737
		27,491,345
Semiconductors and semiconductor equipment – 4.4%
ACM Research, Inc., Class A (A)	1,080	18,176
Advanced Micro Devices, Inc. (A)	27,622	2,112,254
Aehr Test Systems (A)	328	2,460
Allegro MicroSystems, Inc. (A)	3,523	72,891
Alpha & Omega Semiconductor, Ltd. (A)	545	18,170
Ambarella, Inc. (A)	657	43,007
Amkor Technology, Inc.	4,058	68,783
Analog Devices, Inc.	8,836	1,290,851
Applied Materials, Inc.	14,953	1,360,424
Atomera, Inc. (A)	385	3,611
Axcelis Technologies, Inc. (A)	650	35,646
AXT, Inc. (A)	115	674
Broadcom, Inc.	6,928	3,365,692
CEVA, Inc. (A)	480	16,109
Cirrus Logic, Inc. (A)	781	56,654
CMC Materials, Inc.	525	91,607
Cohu, Inc. (A)	925	25,669
CyberOptics Corp. (A)	20	699
Diodes, Inc. (A)	771	49,783
Enphase Energy, Inc. (A)	2,315	451,981
Entegris, Inc.	2,295	211,438
Everspin Technologies, Inc. (A)	78	409
First Solar, Inc. (A)	1,866	127,131
FormFactor, Inc. (A)	1,421	55,035
GlobalFoundries, Inc. (A)(B)	9,232	372,419
Ichor Holdings, Ltd. (A)	384	9,976
Impinj, Inc. (A)	451	26,460
Intel Corp.	68,457	2,560,976
KLA Corp.	2,534	808,549

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Kulicke & Soffa Industries, Inc.	1,045	$44,736
Lam Research Corp.	2,355	1,003,583
Lattice Semiconductor Corp. (A)	2,438	118,243
MACOM Technology Solutions Holdings, Inc. (A)	1,271	58,593
Marvell Technology, Inc.	14,358	625,004
MaxLinear, Inc. (A)	1,397	47,470
Meta Materials, Inc. (A)(B)	4,648	4,787
Microchip Technology, Inc.	9,433	547,869
Micron Technology, Inc.	18,918	1,045,787
MKS Instruments, Inc.	979	100,475
Monolithic Power Systems, Inc.	781	299,935
NeoPhotonics Corp. (A)	1,119	17,602
NVE Corp.	120	5,594
NVIDIA Corp.	42,356	6,420,746
ON Semiconductor Corp. (A)	7,408	372,696
Onto Innovation, Inc. (A)	905	63,115
PDF Solutions, Inc. (A)	745	16,025
Photronics, Inc. (A)	1,447	28,188
Pixelworks, Inc. (A)	598	1,142
Power Integrations, Inc.	1,007	75,535
Qorvo, Inc. (A)	1,827	172,323
Qualcomm, Inc.	19,045	2,432,808
Rambus, Inc. (A)	2,144	46,075
Semtech Corp. (A)	1,085	59,642
Silicon Laboratories, Inc. (A)	701	98,294
SiTime Corp. (A)	323	52,659
SkyWater Technology, Inc. (A)	576	3,468
Skyworks Solutions, Inc.	2,777	257,261
SMART Global Holdings, Inc. (A)	1,012	16,566
SunPower Corp. (A)	3,113	49,217
Synaptics, Inc. (A)	681	80,392
Teradyne, Inc.	2,803	251,009
Texas Instruments, Inc.	15,505	2,382,343
Ultra Clean Holdings, Inc. (A)	836	24,888
Universal Display Corp.	856	86,576
Veeco Instruments, Inc. (A)	1,119	21,709
Wolfspeed, Inc. (A)	2,067	131,151
		30,321,040
Software – 9.1%
8x8, Inc. (A)	2,080	10,712
A10 Networks, Inc.	1,431	20,578
ACI Worldwide, Inc. (A)	2,182	56,492
Adobe, Inc. (A)	8,007	2,931,042
Agilysys, Inc. (A)	497	23,493
Alarm.com Holdings, Inc. (A)	928	57,406
Alkami Technology, Inc. (A)	1,341	18,626
Altair Engineering, Inc., Class A (A)	1,383	72,608
Alteryx, Inc., Class A (A)	1,217	58,927
American Software, Inc., Class A	667	10,779
Amplitude, Inc., Class A (A)	1,760	25,150
ANSYS, Inc. (A)	1,517	363,003
Appfolio, Inc., Class A (A)	633	57,375
Appian Corp. (A)	1,266	59,958
AppLovin Corp., Class A (A)	6,582	226,684
Asana, Inc., Class A (A)	3,102	54,533
Aspen Technology, Inc. (A)	506	92,942
Autodesk, Inc. (A)	3,769	648,117
Avalara, Inc. (A)	1,549	109,359
Avaya Holdings Corp. (A)	1,627	3,644
AvePoint, Inc. (A)	2,541	11,028
Benefitfocus, Inc. (A)	722	5,617
Bentley Systems, Inc., Class B	4,989	166,134
Bill.com Holdings, Inc. (A)	1,661	182,610
Black Knight, Inc. (A)	2,731	178,580
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Blackbaud, Inc. (A)	910	$52,844
Blackline, Inc. (A)	1,061	70,663
Blend Labs, Inc., Class A (A)	3,398	8,019
Box, Inc., Class A (A)	2,797	70,317
Braze, Inc., Class A (A)	1,334	48,331
Bridgeline Digital, Inc. (A)	370	444
C3.ai, Inc., Class A (A)	1,825	33,325
Cadence Design Systems, Inc. (A)	4,756	713,543
CCC Intelligent Solutions Holdings, Inc. (A)	9,972	91,742
CDK Global, Inc.	2,069	113,319
Cerence, Inc. (A)	696	17,560
Ceridian HCM Holding, Inc. (A)	2,675	125,939
ChannelAdvisor Corp. (A)	600	8,748
Cipher Mining, Inc. (A)	3,155	4,322
Citrix Systems, Inc.	2,036	197,838
Clear Secure, Inc., Class A (A)	2,462	49,240
Clearwater Analytics Holdings, Inc., Class A (A)	3,883	46,751
CommVault Systems, Inc. (A)	850	53,465
Confluent, Inc., Class A (A)	4,598	106,858
Consensus Cloud Solutions, Inc. (A)	297	12,973
CoreCard Corp. (A)	191	4,662
Couchbase, Inc. (A)	669	10,985
Coupa Software, Inc. (A)	1,310	74,801
Crowdstrike Holdings, Inc., Class A (A)	3,987	672,049
CS Disco, Inc. (A)	897	16,182
Datadog, Inc., Class A (A)	5,463	520,296
Digimarc Corp. (A)	294	4,157
DocuSign, Inc. (A)	3,447	197,789
Dolby Laboratories, Inc., Class A	1,761	126,017
Domo, Inc., Class B (A)	570	15,846
DoubleVerify Holdings, Inc. (A)	2,545	57,695
Dropbox, Inc., Class A (A)	6,723	141,116
Duck Creek Technologies, Inc. (A)	2,105	31,259
Dynatrace, Inc. (A)	5,052	199,251
Ebix, Inc.	593	10,022
eGain Corp. (A)	755	7,361
Embark Technology, Inc. (A)	4,887	2,469
Enfusion, Inc., Class A (A)	536	5,473
EngageSmart, Inc. (A)	2,523	40,570
Envestnet, Inc. (A)	1,010	53,298
Everbridge, Inc. (A)	700	19,523
EverCommerce, Inc. (A)	3,253	29,407
Expensify, Inc., Class A (A)	591	10,514
Fair Isaac Corp. (A)	453	181,608
Five9, Inc. (A)	1,205	109,824
ForgeRock, Inc., Class A (A)	1,314	28,146
Fortinet, Inc. (A)	13,790	780,238
Freshworks, Inc., Class A (A)	4,778	62,831
Gitlab, Inc., Class A (A)	2,234	118,715
Greenidge Generation Holdings, Inc. (A)	613	1,557
Guidewire Software, Inc. (A)	1,507	106,982
HashiCorp, Inc., Class A (A)(B)	2,736	80,548
HubSpot, Inc. (A)	834	250,742
Informatica, Inc., Class A (A)	3,963	82,312
Instructure Holdings, Inc. (A)	2,069	46,966
Intapp, Inc. (A)	876	12,825
InterDigital, Inc.	575	34,960
Intuit, Inc.	4,838	1,864,759
IronNet, Inc. (A)	1,494	3,302
Jamf Holding Corp. (A)	1,772	43,892
JFrog, Ltd. (A)	1,737	36,599
Kaltura, Inc. (A)	1,306	2,599
KnowBe4, Inc., Class A (A)	2,865	44,751

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
LivePerson, Inc. (A)	1,279	$18,085
LiveRamp Holdings, Inc. (A)	1,229	31,720
Mandiant, Inc. (A)	4,371	95,375
Manhattan Associates, Inc. (A)	1,136	130,186
Matterport, Inc. (A)	4,076	14,918
MeridianLink, Inc. (A)	1,186	19,806
Microsoft Corp.	126,915	32,595,579
MicroStrategy, Inc., Class A (A)	173	28,424
Mitek Systems, Inc. (A)	911	8,418
Model N, Inc. (A)	719	18,392
Momentive Global, Inc. (A)	2,729	24,015
N-able, Inc. (A)	3,262	29,358
nCino, Inc. (A)	1,572	48,606
NCR Corp. (A)	2,373	73,824
New Relic, Inc. (A)	1,168	58,458
NextNav, Inc. (A)	190	431
NortonLifeLock, Inc.	9,749	214,088
Nutanix, Inc., Class A (A)	3,791	55,462
Olo, Inc., Class A (A)	2,432	24,004
ON24, Inc. (A)	546	5,182
OneSpan, Inc. (A)	856	10,186
Oracle Corp.	45,129	3,153,163
PagerDuty, Inc. (A)	1,558	38,607
Palantir Technologies, Inc., Class A (A)	34,039	308,734
Palo Alto Networks, Inc. (A)	1,698	838,710
Paycom Software, Inc. (A)	1,060	296,927
Paycor HCM, Inc. (A)	3,177	82,602
Paylocity Holding Corp. (A)	973	169,711
Pegasystems, Inc.	1,468	70,229
Ping Identity Holding Corp. (A)	1,506	27,319
Procore Technologies, Inc. (A)	2,210	100,312
Progress Software Corp.	801	36,285
PROS Holdings, Inc. (A)	854	22,400
PTC, Inc. (A)	2,063	219,379
Q2 Holdings, Inc. (A)	1,009	38,917
Qualtrics International, Inc., Class A (A)	8,835	110,526
Qualys, Inc. (A)	711	89,686
Rapid7, Inc. (A)	1,011	67,535
Rekor Systems, Inc. (A)	852	1,500
Rimini Street, Inc. (A)	1,519	9,129
RingCentral, Inc., Class A (A)	1,448	75,672
Riot Blockchain, Inc. (A)	1,818	7,617
Roper Technologies, Inc.	1,771	698,925
Sailpoint Technologies Holdings, Inc. (A)	1,710	107,183
salesforce.com, Inc. (A)	16,798	2,772,342
Samsara, Inc., Class A (A)(B)	7,257	81,061
SecureWorks Corp., Class A (A)	1,619	17,582
SEMrush Holdings, Inc., Class A (A)	2,229	28,821
SentinelOne, Inc., Class A (A)	4,539	105,895
ServiceNow, Inc. (A)	3,433	1,632,460
ShotSpotter, Inc. (A)	262	7,050
Smartsheet, Inc., Class A (A)	2,230	70,089
Splunk, Inc. (A)	2,785	246,361
Sprinklr, Inc., Class A (A)	4,476	45,252
Sprout Social, Inc., Class A (A)	917	53,250
SPS Commerce, Inc. (A)	634	71,674
Stronghold Digital Mining, Inc., Class A (A)	565	938
Sumo Logic, Inc. (A)	1,696	12,703
Synchronoss Technologies, Inc. (A)	1,177	1,354
Synopsys, Inc. (A)	2,579	783,242
Telos Corp. (A)	953	7,700
Tenable Holdings, Inc. (A)	1,938	88,005
Teradata Corp. (A)	1,965	72,725
Terawulf, Inc. (A)	1,276	1,531
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
The Trade Desk, Inc., Class A (A)	8,328	$348,860
Tyler Technologies, Inc. (A)	728	242,045
UiPath, Inc., Class A (A)	8,998	163,674
Unity Software, Inc. (A)	4,988	183,658
Upland Software, Inc. (A)	553	8,030
UserTesting, Inc. (A)	35	176
Varonis Systems, Inc. (A)	1,938	56,822
Verint Systems, Inc. (A)	1,254	53,107
Veritone, Inc. (A)	504	3,291
Vertex, Inc., Class A (A)	2,371	26,863
Viant Technology, Inc., Class A (A)	801	4,069
VirnetX Holding Corp. (A)	1,593	1,864
VMware, Inc., Class A	7,065	805,269
Vonage Holdings Corp. (A)	4,616	86,965
Weave Communications, Inc. (A)	191	581
Workday, Inc., Class A (A)	4,358	608,290
Workiva, Inc. (A)	906	59,787
Xperi Holding Corp.	2,083	30,058
Yext, Inc. (A)	2,330	11,137
Zendesk, Inc. (A)	2,143	158,732
Zeta Global Holdings Corp., Class A (A)	2,980	13,470
Zoom Video Communications, Inc., Class A (A)	5,117	552,482
Zscaler, Inc. (A)	2,407	359,871
Zuora, Inc., Class A (A)	2,245	20,093
		63,391,350
Technology hardware, storage and peripherals – 5.7%
3D Systems Corp. (A)	2,231	21,641
Apple, Inc.	276,121	37,751,263
Avid Technology, Inc. (A)	850	22,058
Corsair Gaming, Inc. (A)	1,436	18,855
CPI Card Group, Inc. (A)	115	1,932
Dell Technologies, Inc., Class C (A)	12,827	592,736
Diebold Nixdorf, Inc. (A)	1,599	3,630
Eastman Kodak Company (A)	667	3,095
Hewlett Packard Enterprise Company	21,888	290,235
HP, Inc.	18,336	601,054
Immersion Corp. (A)	809	4,320
Intevac, Inc. (A)	745	3,606
IonQ, Inc. (A)(B)	2,837	12,426
Movano, Inc. (A)	115	275
NetApp, Inc.	3,751	244,715
Pure Storage, Inc., Class A (A)	5,116	131,532
Turtle Beach Corp. (A)	144	1,761
Western Digital Corp. (A)	5,303	237,733
Xerox Holdings Corp.	3,431	50,950
		39,993,817
		171,162,260
Materials – 2.3%
Chemicals – 1.3%
AdvanSix, Inc.	524	17,523
Air Products & Chemicals, Inc.	3,733	897,712
Albemarle Corp.	2,018	421,722
American Vanguard Corp.	728	16,271
Amyris, Inc. (A)(B)	4,828	8,932
Ashland Global Holdings, Inc.	938	96,661
Aspen Aerogels, Inc. (A)	612	6,047
Avient Corp.	1,723	69,058
Axalta Coating Systems, Ltd. (A)	3,962	87,600
Balchem Corp.	457	59,291
Cabot Corp.	1,041	66,405
Celanese Corp.	1,702	200,172
CF Industries Holdings, Inc.	3,549	304,256
Chase Corp.	194	15,095

The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Corteva, Inc.	12,215	$661,320
CVR Nitrogen LP (A)(C)	1,086	195
Diversey Holdings, Ltd. (A)	4,552	30,043
Dow, Inc.	12,386	639,241
DuPont de Nemours, Inc.	8,722	484,769
Eastman Chemical Company	2,254	202,342
Ecolab, Inc.	4,840	744,198
Ecovyst, Inc.	2,904	28,604
FMC Corp.	2,113	226,112
FutureFuel Corp.	1,090	7,935
GCP Applied Technologies, Inc. (A)	1,366	42,728
Ginkgo Bioworks Holdings, Inc. (A)(B)	27,450	65,331
Hawkins, Inc.	532	19,168
HB Fuller Company	970	58,404
Huntsman Corp.	3,681	104,356
Ingevity Corp. (A)	765	48,302
Innospec, Inc.	397	38,029
International Flavors & Fragrances, Inc.	4,428	527,463
Intrepid Potash, Inc. (A)	302	13,678
Koppers Holdings, Inc.	482	10,912
Kronos Worldwide, Inc.	2,526	46,478
Livent Corp. (A)	2,960	67,162
LSB Industries, Inc. (A)	1,182	16,383
Minerals Technologies, Inc.	469	28,768
NewMarket Corp.	96	28,892
Olin Corp.	2,743	126,946
Origin Materials, Inc. (A)	1,904	9,748
PPG Industries, Inc.	3,994	456,674
Quaker Chemical Corp.	313	46,800
Rayonier Advanced Materials, Inc. (A)	1,194	3,128
RPM International, Inc.	2,026	159,487
Schweitzer-Mauduit International, Inc.	627	15,750
Sensient Technologies Corp.	716	57,681
Stepan Company	50	5,068
The Chemours Company	2,825	90,457
The Mosaic Company	6,316	298,305
The Scotts Miracle-Gro Company	1,019	80,491
The Sherwin-Williams Company	4,438	993,713
Tredegar Corp.	832	8,320
Trinseo PLC	96	3,692
Valhi, Inc.	636	28,836
Valvoline, Inc.	3,014	86,894
Westlake Chemical Partners LP	799	19,903
Westlake Corp.	2,156	211,331
Zymergen, Inc. (A)	1,577	1,940
		9,112,722
Construction materials – 0.1%
Eagle Materials, Inc.	692	76,078
Martin Marietta Materials, Inc.	984	294,452
Summit Materials, Inc., Class A (A)	2,191	51,028
United States Lime & Minerals, Inc.	134	14,150
Vulcan Materials Company	2,073	294,573
		730,281
Containers and packaging – 0.3%
AptarGroup, Inc.	916	94,540
Avery Dennison Corp.	1,383	223,866
Ball Corp.	5,323	366,063
Berry Global Group, Inc. (A)	2,156	117,804
Crown Holdings, Inc.	2,138	197,059
Cryptyde, Inc. (A)	201	409
Graphic Packaging Holding Company	5,201	106,621
Greif, Inc., Class A	815	50,840
International Paper Company	6,272	262,358
Myers Industries, Inc.	844	19,184
O-I Glass, Inc. (A)	2,703	37,842
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Packaging Corp. of America	1,504	$206,800
Pactiv Evergreen, Inc.	2,656	26,454
Sealed Air Corp.	2,330	134,488
Silgan Holdings, Inc.	1,469	60,743
Sonoco Products Company	1,488	84,876
TriMas Corp.	1,020	28,244
Westrock Company	4,713	187,766
		2,205,957
Metals and mining – 0.6%
Alcoa Corp.	3,188	145,309
Allegheny Technologies, Inc. (A)	2,447	55,571
Alpha Metallurgical Resources, Inc.	337	43,517
Arconic Corp. (A)	1,987	55,735
Carpenter Technology Corp.	974	27,184
Century Aluminum Company (A)	1,740	12,824
Cleveland-Cliffs, Inc. (A)	8,588	131,998
Coeur Mining, Inc. (A)	4,942	15,024
Commercial Metals Company	1,876	62,096
Compass Minerals International, Inc.	664	23,499
Freeport-McMoRan, Inc.	24,832	726,584
Gatos Silver, Inc. (A)	868	2,491
Haynes International, Inc.	334	10,945
Hecla Mining Company	9,827	38,522
Kaiser Aluminum Corp.	336	26,574
Materion Corp.	423	31,188
MP Materials Corp. (A)	2,977	95,502
Newmont Corp.	13,815	824,341
Nucor Corp.	4,550	475,066
Olympic Steel, Inc.	325	8,369
Pan American Silver Corp., CVR (A)	7,232	5,132
Ramaco Resources, Inc.	575	7,561
Reliance Steel & Aluminum Company	900	152,874
Royal Gold, Inc.	1,062	113,400
Ryerson Holding Corp.	738	15,712
Schnitzer Steel Industries, Inc., Class A	547	17,963
Southern Copper Corp.	13,304	662,672
Steel Dynamics, Inc.	3,220	213,003
SunCoke Energy, Inc.	2,119	14,430
TimkenSteel Corp. (A)	1,005	18,804
U.S. Steel Corp.	4,307	77,138
Warrior Met Coal, Inc.	948	29,018
Worthington Industries, Inc.	793	34,971
		4,175,017
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	390	13,116
Glatfelter Corp.	999	6,873
Louisiana-Pacific Corp.	1,434	75,156
Neenah, Inc.	345	11,778
Sylvamo Corp.	673	21,994
		128,917
		16,352,894
Real estate – 3.4%
Equity real estate investment trusts – 3.2%
Acadia Realty Trust	1,860	29,053
Agree Realty Corp.	883	63,691
Alexander & Baldwin, Inc.	1,506	27,033
Alexander's, Inc.	108	23,993
Alexandria Real Estate Equities, Inc.	2,408	349,232
American Assets Trust, Inc.	1,261	37,452
American Campus Communities, Inc.	2,610	168,267
American Homes 4 Rent, Class A	6,051	214,447
American Tower Corp.	7,750	1,980,823
Americold Realty Trust, Inc.	4,031	121,091
Apartment Income REIT Corp.	2,951	122,762

The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Apartment Investment and Management Company, Class A (A)	3,114	$19,930
Apple Hospitality REIT, Inc.	4,472	65,604
Armada Hoffler Properties, Inc.	1,229	15,780
Ashford Hospitality Trust, Inc. (A)	444	2,655
AvalonBay Communities, Inc.	2,283	443,473
Bluerock Residential Growth REIT, Inc.	683	17,956
Boston Properties, Inc.	2,684	238,822
Braemar Hotels & Resorts, Inc.	978	4,196
Brandywine Realty Trust	3,757	36,217
Brixmor Property Group, Inc.	5,578	112,731
Broadstone Net Lease, Inc.	1,879	38,538
BRT Apartments Corp.	385	8,274
Camden Property Trust	1,440	193,651
CareTrust REIT, Inc.	2,053	37,857
CatchMark Timber Trust, Inc., Class A	1,315	13,229
Centerspace	226	18,430
Chatham Lodging Trust (A)	1,057	11,046
Community Healthcare Trust, Inc.	472	17,091
Corporate Office Properties Trust	2,351	61,573
Cousins Properties, Inc.	2,993	87,485
Creative Media & Community Trust Corp.	337	2,393
Crown Castle International Corp.	7,364	1,239,950
CubeSmart	3,744	159,944
DiamondRock Hospitality Company (A)	4,163	34,178
Digital Realty Trust, Inc.	4,897	635,778
Diversified Healthcare Trust	5,157	9,386
Douglas Emmett, Inc.	3,408	76,271
Duke Realty Corp.	6,680	367,066
Easterly Government Properties, Inc.	1,561	29,721
EastGroup Properties, Inc.	743	114,667
Empire State Realty Trust, Inc., Class A	3,543	24,907
EPR Properties	1,457	68,377
Equinix, Inc.	1,559	1,024,294
Equity LifeStyle Properties, Inc.	2,967	209,084
Equity Residential	6,483	468,202
Essential Properties Realty Trust, Inc.	1,463	31,440
Essex Property Trust, Inc.	922	241,112
Extra Space Storage, Inc.	2,270	386,172
Farmland Partners, Inc.	930	12,834
Federal Realty Investment Trust	1,450	138,823
First Industrial Realty Trust, Inc.	2,476	117,560
Four Corners Property Trust, Inc.	1,453	38,635
Franklin Street Properties Corp.	2,261	9,428
Gaming and Leisure Properties, Inc.	4,421	202,747
Getty Realty Corp.	966	25,599
Gladstone Commercial Corp.	793	14,940
Gladstone Land Corp.	706	15,645
Global Medical REIT, Inc.	854	9,590
Global Net Lease, Inc.	1,979	28,023
Healthcare Realty Trust, Inc.	2,832	77,030
Healthcare Trust of America, Inc., Class A	4,107	114,626
Healthpeak Properties, Inc.	9,580	248,218
Hersha Hospitality Trust (A)	1,005	9,859
Highwoods Properties, Inc.	2,063	70,534
Host Hotels & Resorts, Inc.	13,023	204,201
Hudson Pacific Properties, Inc.	3,068	45,529
Independence Realty Trust, Inc.	2,095	43,429
Indus Realty Trust, Inc.	186	11,041
Industrial Logistics Properties Trust	1,490	20,979
Innovative Industrial Properties, Inc.	372	40,872
Invitation Homes, Inc.	10,409	370,352
Iron Mountain, Inc.	5,081	247,394
iStar, Inc.	1,236	16,946
JBG SMITH Properties	2,682	63,402
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Kilroy Realty Corp.	2,154	$112,719
Kimco Realty Corp.	11,178	220,989
Kite Realty Group Trust	4,091	70,733
Lamar Advertising Company, Class A	1,785	157,026
Life Storage, Inc.	1,345	150,183
LTC Properties, Inc.	837	32,132
LXP Industrial Trust	5,323	57,169
Medical Properties Trust, Inc.	10,170	155,296
Mid-America Apartment Communities, Inc.	1,807	315,629
National Health Investors, Inc.	880	53,337
National Retail Properties, Inc.	3,402	146,286
National Storage Affiliates Trust	1,224	61,286
Necessity Retail REIT, Inc.	2,393	17,421
New York REIT Liquidating LLC (A)(C)	457	7,276
NexPoint Residential Trust, Inc.	522	32,630
Office Properties Income Trust	1,104	22,025
Omega Healthcare Investors, Inc.	4,522	127,475
One Liberty Properties, Inc.	547	14,211
Orion Office REIT, Inc.	983	10,774
Outfront Media, Inc.	2,732	46,307
Paramount Group, Inc.	4,815	34,812
Park Hotels & Resorts, Inc.	4,447	60,346
Pebblebrook Hotel Trust	2,611	43,264
Phillips Edison & Company, Inc.	1,416	47,309
Physicians Realty Trust	3,981	69,468
Piedmont Office Realty Trust, Inc., Class A	2,477	32,498
Plymouth Industrial REIT, Inc.	429	7,525
PotlatchDeltic Corp.	1,335	58,994
Prologis, Inc.	12,788	1,504,508
PS Business Parks, Inc.	213	39,863
Public Storage	2,878	899,864
Rayonier, Inc.	2,771	103,580
Realty Income Corp.	9,835	671,337
Regency Centers Corp.	3,192	189,318
Retail Opportunity Investments Corp.	2,507	39,560
Rexford Industrial Realty, Inc.	2,347	135,164
RLJ Lodging Trust	3,441	37,954
RPT Realty	1,545	15,187
Ryman Hospitality Properties, Inc. (A)	1,027	78,083
Sabra Health Care REIT, Inc.	4,102	57,305
Safehold, Inc.	890	31,479
Saul Centers, Inc.	494	23,272
SBA Communications Corp.	1,827	584,731
Service Properties Trust	3,498	18,295
Simon Property Group, Inc.	5,673	538,481
SITE Centers Corp.	4,024	54,203
SL Green Realty Corp.	172	7,938
Spirit Realty Capital, Inc.	2,024	76,467
STAG Industrial, Inc.	2,912	89,923
STORE Capital Corp.	4,908	128,001
Summit Hotel Properties, Inc. (A)	2,173	15,798
Sun Communities, Inc.	1,906	303,740
Sunstone Hotel Investors, Inc. (A)	4,424	43,886
Tanger Factory Outlet Centers, Inc.	1,977	28,113
Terreno Realty Corp.	1,416	78,914
The GEO Group, Inc. (A)	2,079	13,721
The Macerich Company	3,197	27,846
UDR, Inc.	5,225	240,559
UMH Properties, Inc.	958	16,918
Uniti Group, Inc.	4,136	38,961
Universal Health Realty Income Trust	293	15,591
Urban Edge Properties	2,372	36,078
Urstadt Biddle Properties, Inc., Class A	889	14,402
Ventas, Inc.	6,972	358,570

The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Veris Residential, Inc. (A)	1,996	$26,427
VICI Properties, Inc.	13,685	407,676
Vornado Realty Trust	3,603	103,010
Washington Real Estate Investment Trust	1,739	37,058
Welltower, Inc.	7,629	628,248
Weyerhaeuser Company	12,967	429,467
Whitestone REIT	991	10,653
WP Carey, Inc.	3,402	281,890
Xenia Hotels & Resorts, Inc. (A)	2,341	34,015
		22,584,734
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	5,804	427,232
Compass, Inc., Class A (A)	6,964	25,140
DigitalBridge Group, Inc. (A)	9,145	44,628
Doma Holdings, Inc. (A)	5,923	6,101
Douglas Elliman, Inc.	1,405	6,730
eXp World Holdings, Inc.	2,650	31,191
Fathom Holdings, Inc. (A)	187	1,466
Five Point Holdings LLC, Class A (A)	2,953	11,546
Forestar Group, Inc. (A)	1,120	15,333
FRP Holdings, Inc. (A)	258	15,570
Jones Lang LaSalle, Inc. (A)	906	158,423
Kennedy-Wilson Holdings, Inc.	2,863	54,225
Marcus & Millichap, Inc.	768	28,408
Maui Land & Pineapple Company, Inc. (A)	514	4,868
Newmark Group, Inc., Class A	3,701	35,789
Offerpad Solutions, Inc. (A)	3,542	7,722
Opendoor Technologies, Inc. (A)	10,757	50,665
Rafael Holdings, Inc., Class B (A)	347	649
RE/MAX Holdings, Inc., Class A	431	10,568
Redfin Corp. (A)	1,922	15,837
Seritage Growth Properties, Class A (A)	866	4,512
Tejon Ranch Company (A)	613	9,514
The Howard Hughes Corp. (A)	903	61,449
The RMR Group, Inc., Class A	663	18,796
The St. Joe Company	1,186	46,918
Zillow Group, Inc., Class A (A)	45	1,431
Zillow Group, Inc., Class C (A)	4,166	132,271
		1,226,982
		23,811,716
Utilities – 2.8%
Electric utilities – 1.7%
ALLETE, Inc.	1,037	60,955
Alliant Energy Corp.	3,250	190,483
American Electric Power Company, Inc.	8,441	809,830
Avangrid, Inc.	5,835	269,110
Constellation Energy Corp.	5,699	326,325
Duke Energy Corp.	13,013	1,395,124
Edison International	6,555	414,538
Entergy Corp.	3,376	380,273
Evergy, Inc.	4,014	261,914
Eversource Energy	5,813	491,024
Exelon Corp.	16,756	759,382
FirstEnergy Corp.	9,491	364,359
Genie Energy, Ltd., B Shares	706	6,467
Hawaiian Electric Industries, Inc.	1,834	75,011
IDACORP, Inc.	868	91,939
MGE Energy, Inc.	751	58,450
NextEra Energy, Inc.	33,569	2,600,255
NRG Energy, Inc.	4,148	158,329
OGE Energy Corp.	3,935	151,734
Otter Tail Corp.	816	54,778
PG&E Corp. (A)	34,532	344,629
Pinnacle West Capital Corp.	1,796	131,324
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PNM Resources, Inc.	1,621	$77,451
Portland General Electric Company	1,751	84,626
PPL Corp.	13,200	358,116
The Southern Company	17,917	1,277,661
Via Renewables, Inc.	849	6,503
Xcel Energy, Inc.	9,141	646,817
		11,847,407
Gas utilities – 0.1%
Atmos Energy Corp.	2,179	244,266
Chesapeake Utilities Corp.	353	45,731
National Fuel Gas Company	1,613	106,539
New Jersey Resources Corp.	1,858	82,737
Northwest Natural Holding Company	666	35,365
ONE Gas, Inc.	951	77,212
RGC Resources, Inc.	260	4,958
South Jersey Industries, Inc.	1,973	67,358
Southwest Gas Holdings, Inc.	848	73,844
Spire, Inc.	960	71,395
Star Group LP	997	9,142
Suburban Propane Partners LP	1,423	21,715
UGI Corp.	3,527	136,177
		976,439
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	270	9,615
Clearway Energy, Inc., Class A	1,164	37,213
Clearway Energy, Inc., Class C	1,928	67,172
Montauk Renewables, Inc. (A)	2,059	20,693
NextEra Energy Partners LP	1,301	96,482
Ormat Technologies, Inc.	1,052	82,424
Sunnova Energy International, Inc. (A)	1,925	35,478
The AES Corp.	12,044	253,044
Vistra Corp.	8,243	188,353
		790,474
Multi-utilities – 0.8%
Ameren Corp.	4,077	368,398
Avista Corp.	1,415	61,567
Black Hills Corp.	1,108	80,629
CenterPoint Energy, Inc.	10,525	311,330
CMS Energy Corp.	4,797	323,798
Consolidated Edison, Inc.	5,366	510,307
Dominion Energy, Inc.	13,736	1,096,270
DTE Energy Company	3,240	410,670
NiSource, Inc.	7,409	218,491
NorthWestern Corp.	981	57,810
Public Service Enterprise Group, Inc.	8,765	554,649
Sempra Energy	5,251	789,068
Unitil Corp.	366	21,492
WEC Energy Group, Inc.	5,250	528,360
		5,332,839
Water utilities – 0.1%
American States Water Company	703	57,302
American Water Works Company, Inc.	3,059	455,087
Artesian Resources Corp., Class A	287	14,112
Cadiz, Inc. (A)	752	1,752
California Water Service Group	1,017	56,494
Essential Utilities, Inc.	3,802	174,322
Global Water Resources, Inc.	678	8,956
Middlesex Water Company	324	28,408
Pure Cycle Corp. (A)	700	7,378
SJW Group	625	39,006

The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
The York Water Company	308	$12,452
		855,269
		19,802,428
TOTAL COMMON STOCKS (Cost $345,798,951)		$681,062,170
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	260	15,197
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	11,643
Information technology – 0.0%
Semiconductors and semiconductor equipment – 0.0%
Meta Materials, Inc. (A)(B)	2,456	3,795
TOTAL PREFERRED SECURITIES (Cost $84,689)		$30,635
WARRANTS – 0.0%
Basic Energy Services, Inc. (Expiration Date: 12-23-23; Strike Price: $55.25) (A)	55	0
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $40.17) (A)(C)	46	1
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $48.28) (A)(C)	57	1
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $60.45) (A)(C)	74	0
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	644
Hycroft Mining Holding Corp. (Expiration Date: 10-22-22; Strike Price: $40.31) (A)	196	14
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	2,462
Oasis Petroleum, Inc. (Expiration Date: 11-19-24; Strike Price: $90.57) (A)	31	1,519
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	$43
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	23
TOTAL WARRANTS (Cost $120,251)		$4,707
SHORT-TERM INVESTMENTS – 2.9%
U.S. Government Agency – 0.8%
Federal Home Loan Bank Discount Note 1.000%, 07/22/2022 *	$5,600,000	5,595,430
Short-term funds – 0.7%
John Hancock Collateral Trust, 1.4215% (D)(E)	444,408	4,442,476
Repurchase agreement – 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $9,996,067 on 7-1-22, collateralized by $10,207,100 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $10,195,933)	$9,996,000	9,996,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,035,890)		$20,033,906
Total Investments (Total Stock Market Index Trust) (Cost $366,039,781) – 100.7%		$701,131,418
Other assets and liabilities, net – (0.7%)		(5,055,576)
TOTAL NET ASSETS – 100.0%		$696,075,842
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	32	Long	Sep 2022	$2,940,156	$2,732,799	$(207,357)
S&P 500 E-Mini Index Futures	76	Long	Sep 2022	15,200,757	14,400,100	(800,657)
						$(1,008,014)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	192

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Semiannual report
June 30, 2022

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 35.3%
U.S. Government – 14.5%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,272,500
1.625%, 11/15/2050	6,500,000	4,571,582
1.875%, 02/15/2041	6,000,000	4,705,547
2.000%, 08/15/2051	3,000,000	2,318,555
2.250%, 05/15/2041 to 02/15/2052	25,900,000	21,349,343
2.500%, 02/15/2045	7,566,000	6,416,914
2.875%, 05/15/2052	3,399,000	3,210,462
3.000%, 02/15/2047	3,420,000	3,193,559
3.250%, 05/15/2042	4,288,000	4,184,820
U.S. Treasury Notes
1.125%, 02/15/2031	3,000,000	2,577,891
1.375%, 11/15/2031	4,000,000	3,469,375
1.625%, 05/15/2031	3,000,000	2,680,547
2.375%, 05/15/2027	6,000,000	5,808,281
2.625%, 05/31/2027	748,000	733,858
2.875%, 08/15/2028 to 05/15/2032	16,389,000	16,198,062
		82,691,296
U.S. Government Agency – 20.8%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2051 to 01/01/2052	1,275,448	1,111,628
2.500%, 08/01/2050 to 12/01/2051	2,143,368	1,941,690
3.000%, 03/01/2043 to 12/01/2049	5,094,180	4,829,689
3.500%, 10/01/2046 to 04/01/2052	14,536,494	14,166,192
4.000%, 01/01/2041 to 08/01/2048	619,263	623,430
4.500%, 09/01/2023 to 10/01/2041	1,186,551	1,225,647
Federal National Mortgage Association
2.000%, 09/01/2050 to 02/01/2052	4,827,833	4,217,740
2.189%, (12 month LIBOR + 1.607%), 08/01/2034 (A)	191,799	195,015
2.500%, 09/01/2050 to 03/01/2052	9,206,877	8,324,439
3.000%, 01/01/2043 to 03/01/2052	31,591,042	29,699,248
3.372%, (6 month LIBOR + 2.122%), 07/01/2033 (A)	15,571	16,022
3.500%, 06/01/2042 to 05/01/2052	22,142,206	21,516,929
4.000%, TBA (B)	2,775,000	2,735,542
4.000%, 10/01/2025 to 05/01/2052	19,728,072	19,668,798
4.500%, TBA (B)	2,311,000	2,319,486
4.500%, 05/01/2041	880,961	912,113
5.000%, 12/01/2034 to 02/01/2036	1,011,667	1,059,350
5.500%, 09/01/2034 to 01/01/2037	1,317,863	1,408,122
6.000%, 05/01/2035 to 02/01/2036	974,823	1,059,304
7.000%, 09/01/2031 to 06/01/2032	93,339	103,070
7.500%, 09/01/2029 to 08/01/2031	11,745	12,739
Government National Mortgage Association
4.000%, 02/15/2041	814,873	823,756
5.000%, 04/15/2035	131,829	137,607
5.500%, 03/15/2035	45,348	48,096
6.000%, 03/15/2033 to 06/15/2033	107,502	115,144
6.500%, 09/15/2028 to 08/15/2031	15,817	16,803
7.000%, 04/15/2029	21,426	22,926
8.000%, 10/15/2026	10,206	10,830
		118,321,355
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $212,085,592)		$201,012,651
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.1%
Republic of Argentina (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter), 07/09/2041	1,219,000	326,338
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina, GDP-Linked Note 7.252%, 12/15/2035 (C)*	ARS	19,532,033	$1,513
			327,851
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,033,504
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	578,389
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	404,238
9.375%, 04/01/2029		130,000	158,790
			563,028
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		323,000	321,600
5.103%, 04/23/2048 (D)		255,000	266,879
			588,479
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		601,000	609,360
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	128,461
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,483,953)			$3,829,072
CORPORATE BONDS – 44.9%
Communication services – 4.7%
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (D)(E)		$421,000	279,523
AT&T, Inc.
3.500%, 06/01/2041		484,000	386,463
3.650%, 06/01/2051		487,000	380,896
4.350%, 06/15/2045		285,000	248,825
7.625%, 04/15/2031		451,000	537,892
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	282,713
Cable One, Inc. 4.000%, 11/15/2030 (D)		126,000	103,506
CCO Holdings LLC 4.500%, 06/01/2033 (D)		210,000	165,484
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	320,343
3.900%, 06/01/2052		236,000	163,835
4.200%, 03/15/2028		581,000	542,828
4.800%, 03/01/2050		715,000	566,537
5.750%, 04/01/2048		643,000	576,356
6.484%, 10/23/2045		505,000	490,946
Clear Channel Outdoor Holdings, Inc. 7.750%, 04/15/2028 (D)		95,000	69,119
Comcast Corp.
3.969%, 11/01/2047		633,000	547,368
3.999%, 11/01/2049		761,000	663,594
Connect Finco SARL 6.750%, 10/01/2026 (D)		301,000	270,488
Deutsche Telekom International Finance BV 8.750%, 06/15/2030		758,000	934,556
Fox Corp. 3.500%, 04/08/2030		400,000	362,936

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
GCI LLC 4.750%, 10/15/2028 (D)	$175,000	$151,629
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (D)	400,000	312,752
Level 3 Financing, Inc. 3.400%, 03/01/2027 (D)	377,000	324,721
Lions Gate Capital Holdings LLC 5.500%, 04/15/2029 (D)	289,000	225,420
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (D)	355,000	314,715
Lumen Technologies, Inc. 7.600%, 09/15/2039	1,000,000	784,280
Magallanes, Inc. 4.279%, 03/15/2032 (D)	569,000	508,539
Match Group Holdings II LLC
3.625%, 10/01/2031 (D)	139,000	109,463
4.125%, 08/01/2030 (D)	234,000	195,415
Millicom International Cellular SA 6.250%, 03/25/2029 (D)	214,200	186,354
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	135,729
Netflix, Inc.
4.375%, 11/15/2026	700,000	674,457
4.875%, 04/15/2028	562,000	528,870
4.875%, 06/15/2030 (D)	277,000	253,523
5.375%, 11/15/2029 (D)	120,000	113,400
5.875%, 11/15/2028	487,000	476,145
News Corp.
3.875%, 05/15/2029 (D)	209,000	180,464
5.125%, 02/15/2032 (D)	107,000	94,749
Paramount Global 4.375%, 03/15/2043	642,000	496,527
Playtika Holding Corp. 4.250%, 03/15/2029 (D)	57,000	47,025
Radiate Holdco LLC 6.500%, 09/15/2028 (D)	225,000	173,897
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (D)	357,000	308,805
5.000%, 08/01/2027 (D)	373,000	345,965
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) 07/19/2027 (F)	404,000	331,280
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	420,608
Sprint Corp. 7.875%, 09/15/2023	261,000	269,036
Stagwell Global LLC 5.625%, 08/15/2029 (D)	523,000	420,246
Switch, Ltd. 3.750%, 09/15/2028 (D)	81,000	80,121
Take-Two Interactive Software, Inc.
3.300%, 03/28/2024	331,000	326,585
3.550%, 04/14/2025	187,000	183,931
Telecom Argentina SA 8.000%, 07/18/2026 (D)	169,000	157,991
Telefonica Emisiones SA 5.213%, 03/08/2047	477,000	422,728
Telesat Canada 5.625%, 12/06/2026 (D)	112,000	70,776
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	392,811
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	347,002
T-Mobile USA, Inc.
2.050%, 02/15/2028	454,000	394,158
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
2.550%, 02/15/2031	$222,000	$186,801
2.875%, 02/15/2031	59,000	48,984
3.375%, 04/15/2029	372,000	325,500
3.750%, 04/15/2027	300,000	288,876
3.875%, 04/15/2030	985,000	919,257
4.500%, 04/15/2050	671,000	595,381
Total Play Telecomunicaciones SA de CV
6.375%, 09/20/2028 (D)	278,000	218,842
7.500%, 11/12/2025 (D)	480,000	420,110
Townsquare Media, Inc. 6.875%, 02/01/2026 (D)	102,000	90,856
Twitter, Inc. 3.875%, 12/15/2027 (D)	169,000	159,326
Univision Communications, Inc.
4.500%, 05/01/2029 (D)	111,000	92,910
7.375%, 06/30/2030 (D)	30,000	29,325
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,234,331
4.329%, 09/21/2028	697,000	693,204
4.400%, 11/01/2034	242,000	231,886
4.522%, 09/15/2048	978,000	924,759
4.672%, 03/15/2055	397,000	378,066
5.012%, 08/21/2054	335,000	340,306
Videotron, Ltd. 3.625%, 06/15/2029 (D)	171,000	138,811
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	472,000	463,008
WMG Acquisition Corp.
3.000%, 02/15/2031 (D)	358,000	277,686
3.875%, 07/15/2030 (D)	287,000	238,655
		26,951,205
Consumer discretionary – 4.8%
Affinity Gaming 6.875%, 12/15/2027 (D)	159,000	133,566
Amazon.com, Inc. 4.050%, 08/22/2047	385,000	360,361
Aptiv PLC 3.250%, 03/01/2032	147,000	124,890
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (D)	50,000	41,313
4.750%, 03/01/2030	175,000	143,894
AutoNation, Inc. 4.750%, 06/01/2030	166,000	156,154
AutoZone, Inc. 3.125%, 04/21/2026	535,000	515,919
Booking Holdings, Inc. 4.625%, 04/13/2030	406,000	403,679
Brinker International, Inc. 3.875%, 05/15/2023 (E)	740,000	728,841
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (D)	154,000	116,435
Caesars Resort Collection LLC 5.750%, 07/01/2025 (D)	116,000	110,932
CCM Merger, Inc. 6.375%, 05/01/2026 (D)	139,000	126,549
Century Communities, Inc.
3.875%, 08/15/2029 (D)	343,000	268,295
6.750%, 06/01/2027	242,000	232,129
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	445,000	397,458
Daimler Finance North America LLC 3.500%, 08/03/2025 (D)	160,000	157,014

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Dealer Tire LLC 8.000%, 02/01/2028 (D)	$122,000	$105,396
Dollar Tree, Inc. 4.200%, 05/15/2028	616,000	598,360
eBay, Inc. 2.700%, 03/11/2030	439,000	375,159
Empire Communities Corp. 7.000%, 12/15/2025 (D)	75,000	59,250
Expedia Group, Inc.
2.950%, 03/15/2031	293,000	233,052
3.250%, 02/15/2030	455,000	379,460
3.800%, 02/15/2028	581,000	529,499
4.625%, 08/01/2027	409,000	392,948
5.000%, 02/15/2026	1,208,000	1,207,886
Ford Motor Company 3.250%, 02/12/2032	177,000	132,378
Ford Motor Credit Company LLC
4.000%, 11/13/2030	225,000	182,307
4.125%, 08/17/2027	346,000	304,653
4.134%, 08/04/2025	909,000	860,991
5.113%, 05/03/2029	532,000	476,924
Full House Resorts, Inc. 8.250%, 02/15/2028 (D)	134,000	107,103
GEMS MENASA Cayman, Ltd. 7.125%, 07/31/2026 (D)	221,000	208,478
General Motors Company 5.400%, 04/01/2048	140,000	121,786
General Motors Financial Company, Inc.
2.400%, 10/15/2028	805,000	668,569
3.600%, 06/21/2030	786,000	679,114
4.350%, 01/17/2027	404,000	387,560
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (D)	44,000	36,774
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	259,000	205,743
4.000%, 05/01/2031 (D)	178,000	147,918
4.875%, 01/15/2030	307,000	277,451
5.750%, 05/01/2028 (D)	95,000	90,329
Hilton Grand Vacations Borrower Escrow LLC
4.875%, 07/01/2031 (D)	187,000	142,735
5.000%, 06/01/2029 (D)	238,000	192,780
Hyatt Hotels Corp.
1.800%, 10/01/2024	216,000	204,165
3.375%, 07/15/2023	660,000	645,722
6.000%, 04/23/2030	176,000	177,209
Hyundai Capital America
1.000%, 09/17/2024 (D)	409,000	379,541
1.800%, 10/15/2025 (D)	201,000	183,831
2.375%, 10/15/2027 (D)	201,000	176,816
International Game Technology PLC 6.500%, 02/15/2025 (D)	125,000	124,375
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (D)	104,000	87,946
KB Home
4.000%, 06/15/2031	264,000	203,610
7.250%, 07/15/2030	56,000	53,062
Ken Garff Automotive LLC 4.875%, 09/15/2028 (D)	169,000	137,785
LCM Investments Holdings II LLC 4.875%, 05/01/2029 (D)	96,000	73,066
Levi Strauss & Company 3.500%, 03/01/2031 (D)(E)	91,000	74,393
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Life Time, Inc. 8.000%, 04/15/2026 (D)	$119,000	$106,059
Lithia Motors, Inc.
3.875%, 06/01/2029 (D)	101,000	85,787
4.375%, 01/15/2031 (D)	101,000	86,103
4.625%, 12/15/2027 (D)	50,000	45,831
Macy's Retail Holdings LLC
5.875%, 04/01/2029 to 03/15/2030 (D)	89,000	75,542
6.125%, 03/15/2032 (D)	34,000	28,390
Marriott International, Inc.
2.850%, 04/15/2031	315,000	261,223
3.125%, 06/15/2026	1,169,000	1,115,380
4.625%, 06/15/2030	308,000	295,275
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (D)	42,000	34,930
McDonald's Corp.
3.600%, 07/01/2030	500,000	475,971
4.200%, 04/01/2050	500,000	446,541
MDC Holdings, Inc. 2.500%, 01/15/2031	155,000	114,409
MGM Resorts International 4.750%, 10/15/2028	387,000	325,448
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (D)	243,000	198,045
Mohegan Gaming & Entertainment 8.000%, 02/01/2026 (D)	298,000	253,300
NCL Corp., Ltd. 3.625%, 12/15/2024 (D)	700,000	582,228
New Red Finance, Inc. 4.000%, 10/15/2030 (D)	553,000	443,783
NIKE, Inc.
2.750%, 03/27/2027	500,000	481,167
2.850%, 03/27/2030	500,000	459,335
Nissan Motor Acceptance Company LLC 1.125%, 09/16/2024 (D)	205,000	188,406
Papa John's International, Inc. 3.875%, 09/15/2029 (D)	44,000	36,296
Premier Entertainment Sub LLC
5.625%, 09/01/2029 (D)	176,000	125,305
5.875%, 09/01/2031 (D)	479,000	332,432
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	243,900
Service Corp. International 4.000%, 05/15/2031	259,000	221,121
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (D)	33,000	26,829
Target Corp. 2.250%, 04/15/2025	500,000	482,648
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	472,050
2.700%, 04/15/2030	500,000	453,521
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	389,234
4.500%, 04/15/2050 (E)	400,000	397,648
Toll Brothers Finance Corp. 3.800%, 11/01/2029 (E)	74,000	62,775
Travel + Leisure Company
4.625%, 03/01/2030 (D)	101,000	78,275
6.000%, 04/01/2027	700,000	634,008
6.600%, 10/01/2025	147,000	142,690
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (D)	133,000	116,330
Yum! Brands, Inc.
3.625%, 03/15/2031	252,000	211,680

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. (continued)
4.750%, 01/15/2030 (D)	$131,000	$118,883
5.350%, 11/01/2043	600,000	497,254
6.875%, 11/15/2037	292,000	296,380
		27,085,965
Consumer staples – 1.9%
Advantage Sales & Marketing, Inc. 6.500%, 11/15/2028 (D)	296,000	253,811
Albertsons Companies, Inc.
3.250%, 03/15/2026 (D)	101,000	87,966
3.500%, 03/15/2029 (D)	359,000	290,544
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	640,254
4.600%, 04/15/2048	385,000	345,650
BRF SA 5.750%, 09/21/2050 (D)	285,000	189,642
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026 (E)	500,000	474,544
Coruripe Netherlands BV 10.000%, 02/10/2027 (D)	260,000	223,612
Darling Ingredients, Inc. 6.000%, 06/15/2030 (D)	81,000	80,729
Edgewell Personal Care Company
4.125%, 04/01/2029 (D)	164,000	135,360
5.500%, 06/01/2028 (D)	278,000	252,952
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	892,427
General Mills, Inc. 2.875%, 04/15/2030	400,000	354,323
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032 (D)	271,000	218,833
JBS USA LUX SA
3.750%, 12/01/2031 (D)	86,000	70,553
5.125%, 02/01/2028 (D)	155,000	151,361
5.750%, 04/01/2033 (D)	424,000	403,771
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	560,000	500,999
Kraft Heinz Foods Company
4.375%, 06/01/2046	452,000	376,699
4.875%, 10/01/2049	80,000	70,660
5.000%, 06/04/2042	175,000	159,879
5.500%, 06/01/2050	272,000	261,097
MARB BondCo PLC 3.950%, 01/29/2031 (D)	308,000	236,473
NBM US Holdings, Inc. 6.625%, 08/06/2029 (D)	274,000	263,040
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (D)	270,000	170,775
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	460,972
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	243,000	217,237
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,009,910
Sysco Corp.
5.950%, 04/01/2030	355,000	378,487
6.600%, 04/01/2050	1,000,000	1,153,170
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	359,087
U.S. Foods, Inc. 4.750%, 02/15/2029 (D)	216,000	188,825
		10,873,642
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 4.5%
Aker BP ASA
3.000%, 01/15/2025 (D)	$165,000	$159,347
3.750%, 01/15/2030 (D)	200,000	179,173
4.000%, 01/15/2031 (D)	523,000	469,780
Altera Infrastructure LP 8.500%, 07/15/2023 (D)	227,000	122,126
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (E)	400,000	275,052
5.550%, 03/15/2026	800,000	768,416
Antero Midstream Partners LP 5.375%, 06/15/2029 (D)	233,000	208,665
Antero Resources Corp. 5.375%, 03/01/2030 (D)	90,000	82,064
Apache Corp. 5.100%, 09/01/2040	325,000	274,424
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (D)	296,000	260,480
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	847,340
Buckeye Partners LP 3.950%, 12/01/2026	500,000	437,364
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,222,920
Cheniere Energy Partners LP
4.000%, 03/01/2031	399,000	339,270
4.500%, 10/01/2029	461,000	411,535
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)	545,000	557,314
ConocoPhillips Company 5.950%, 03/15/2046	30,000	34,028
Continental Resources, Inc. 4.900%, 06/01/2044	595,000	468,438
CSI Compressco LP
7.500%, 04/01/2025 (D)(E)	288,000	266,234
7.500%, 04/01/2025 (D)	98,000	90,593
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) 10.000%, 04/01/2026 (D)	239,806	218,277
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	201,000	168,870
Devon Energy Corp.
5.000%, 06/15/2045	600,000	556,403
7.875%, 09/30/2031	874,000	1,023,405
Diamondback Energy, Inc. 3.125%, 03/24/2031	257,000	223,835
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	704,041
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	347,000	306,154
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	310,000	283,439
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	279,000	248,349
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (D)	99,000	83,913
5.875%, 03/30/2031 (D)	172,000	139,680
Energy Transfer LP
4.200%, 04/15/2027	228,000	218,869
5.150%, 03/15/2045	340,000	290,714
5.250%, 04/15/2029	661,000	654,692
5.400%, 10/01/2047	244,000	214,079
5.500%, 06/01/2027	347,000	352,209
5.950%, 10/01/2043	300,000	279,519

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (F)	$474,000	$418,977
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	536,964
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	526,000	436,991
EQM Midstream Partners LP 7.500%, 06/01/2030 (D)	22,000	21,134
EQM Midstream Partners LP 7.500%, 06/01/2027 (D)	39,000	37,617
EQT Corp. 7.500%, 02/01/2030	129,000	138,467
Hess Corp.
5.600%, 02/15/2041	400,000	389,717
5.800%, 04/01/2047 (E)	500,000	498,655
Hess Midstream Operations LP
4.250%, 02/15/2030 (D)	78,000	65,322
5.500%, 10/15/2030 (D)	31,000	27,823
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	195,000	227,381
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (D)	426,000	393,386
6.750%, 06/30/2030 (D)	85,000	76,463
Lundin Energy Finance BV 3.100%, 07/15/2031 (D)	278,000	229,984
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	845,302
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (D)	276,000	219,334
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (D)	323,000	316,969
MPLX LP
4.000%, 03/15/2028	261,000	247,931
4.125%, 03/01/2027	103,000	99,582
4.250%, 12/01/2027	225,000	217,120
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (F)	687,000	652,430
ONEOK Partners LP 6.650%, 10/01/2036	835,000	850,296
Ovintiv, Inc. 7.200%, 11/01/2031	55,000	60,136
Parkland Corp.
4.500%, 10/01/2029 (D)	176,000	142,673
4.625%, 05/01/2030 (D)	172,000	139,532
Petroleos Mexicanos 8.750%, 06/02/2029 (D)	298,000	269,690
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	603,157
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	195,000	187,543
4.500%, 05/15/2030	415,000	397,702
5.000%, 03/15/2027	186,000	186,450
5.875%, 06/30/2026	234,000	241,776
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)	550,000	544,423
Southwestern Energy Company 4.750%, 02/01/2032	129,000	110,234
Sunoco LP
4.500%, 05/15/2029	96,000	79,131
4.500%, 04/30/2030 (D)	252,000	203,461
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Targa Resources Corp. 4.950%, 04/15/2052	$408,000	$349,636
Targa Resources Partners LP 4.000%, 01/15/2032	336,000	287,535
The Williams Companies, Inc.
3.750%, 06/15/2027	306,000	292,199
5.750%, 06/24/2044	84,000	83,775
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	220,000	214,060
Valero Energy Corp. 2.850%, 04/15/2025	400,000	386,564
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (D)	95,000	83,099
4.125%, 08/15/2031 (D)	158,000	135,014
		25,386,646
Financials – 10.7%
Ambac Assurance Corp. 5.100%, 07/14/2022 (D)(F)	131	120
American International Group, Inc. 3.900%, 04/01/2026	830,000	813,222
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2037	100,000	101,550
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	477,833
Ares Capital Corp.
2.150%, 07/15/2026	419,000	351,169
2.875%, 06/15/2028	309,000	244,802
3.875%, 01/15/2026	797,000	731,917
4.200%, 06/10/2024	279,000	273,931
Athene Holding, Ltd. 3.500%, 01/15/2031	206,000	174,397
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (D)(F)	235,000	230,888
AXA SA 8.600%, 12/15/2030	170,000	199,313
Banco Santander SA 4.379%, 04/12/2028	249,000	240,810
Bank of America Corp.
3.248%, 10/21/2027	375,000	352,469
3.950%, 04/21/2025	414,000	408,329
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	112,000	99,556
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	472,000	404,212
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	498,000	422,375
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	881,000	739,615
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030	500,000	436,628
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,145,233
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,012,278

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) 03/08/2037	$414,000	$357,841
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	500,000	430,929
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (F)	667,000	661,256
Barclays PLC 4.375%, 01/12/2026	231,000	228,622
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) 03/15/2028 (F)	391,000	299,844
BlackRock, Inc. 1.900%, 01/28/2031	500,000	414,733
Blackstone Private Credit Fund
2.350%, 11/22/2024 (D)	351,000	322,644
2.700%, 01/15/2025 (D)	277,000	252,752
3.250%, 03/15/2027 (D)	79,000	67,025
4.000%, 01/15/2029 (D)	389,000	318,765
BPCE SA 4.500%, 03/15/2025 (D)	250,000	245,803
Capital One Financial Corp.
3.500%, 06/15/2023	1,023,000	1,017,181
3.750%, 07/28/2026	500,000	477,776
Citigroup, Inc.
3.200%, 10/21/2026	543,000	516,689
3.500%, 05/15/2023	1,060,000	1,059,470
4.600%, 03/09/2026	677,000	677,856
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	264,000	217,368
Citigroup, Inc. (3.875% to 2-18-26, then 5 Year CMT + 3.417%) 02/18/2026 (F)	47,000	39,010
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	1,000,000	955,069
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (F)	511,000	415,188
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (F)	415,000	404,577
Citizens Financial Group, Inc. 3.250%, 04/30/2030	573,000	508,458
CNA Financial Corp. 2.050%, 08/15/2030	105,000	84,442
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	635,000	624,570
Credit Agricole SA
2.811%, 01/11/2041 (D)	279,000	192,590
3.250%, 01/14/2030 (D)	438,000	372,013
4.375%, 03/17/2025 (D)	600,000	589,778
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (D)(F)	215,000	212,039
Credit Suisse Group AG 4.550%, 04/17/2026	405,000	395,832
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027	327,000	282,195
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%) 01/07/2033	430,000	312,999
Discover Financial Services 4.100%, 02/09/2027	167,000	160,162
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	313,000	276,745
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (F)	$287,000	$240,937
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	203,000	175,120
8.250%, 04/15/2025 (D)	55,000	46,293
Global Atlantic Fin Company 3.125%, 06/15/2031 (D)	1,000,000	795,488
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (F)	135,000	127,089
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (D)	201,000	147,224
Jefferies Group LLC
4.150%, 01/23/2030	315,000	282,978
4.850%, 01/15/2027	271,000	271,093
JPMorgan Chase & Co.
3.375%, 05/01/2023	1,250,000	1,250,035
4.125%, 12/15/2026	600,000	594,610
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	481,000	409,677
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	439,000	379,025
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%) 01/25/2033	109,000	93,561
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	414,000	403,919
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (F)	373,000	315,006
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (F)	475,000	478,171
Lazard Group LLC 4.375%, 03/11/2029	220,000	209,954
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	663,400
4.750%, 03/15/2026	825,000	842,924
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	500,000	359,382
4.250%, 06/15/2023 (D)	1,000,000	999,261
5.500%, 06/15/2052 (D)	60,000	56,831
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) 12/15/2051 (D)	332,000	264,712
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (F)	345,000	334,650
Loews Corp.
2.625%, 05/15/2023	630,000	627,541
3.750%, 04/01/2026	825,000	818,353
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (F)	186,000	166,631
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (D)	204,000	177,905
4.875%, 06/10/2025 (D)	262,000	261,474
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,202,477

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc. 3.000%, 03/01/2025	$300,000	$294,304
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	347,000	348,825
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (D)	120,000	140,989
Morgan Stanley
3.875%, 01/27/2026	256,000	252,123
4.100%, 05/22/2023	900,000	903,510
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	942,000	881,856
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	202,000	163,641
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) 09/16/2036	659,000	506,719
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	918,544
MSCI, Inc.
3.250%, 08/15/2033 (D)	285,000	227,171
3.625%, 11/01/2031 (D)	318,000	261,761
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (D)	176,000	131,565
5.500%, 08/15/2028 (D)	191,000	153,209
6.000%, 01/15/2027 (D)	99,000	85,877
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 4.119%, 12/15/2024 (A)(D)	1,130,000	1,130,247
NatWest Group PLC 3.875%, 09/12/2023	500,000	498,352
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (F)	431,000	398,851
NatWest Markets PLC 1.600%, 09/29/2026 (D)(E)	494,000	435,132
New York Life Insurance Company 3.750%, 05/15/2050 (D)	198,000	161,720
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (D)	499,000	403,566
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) 10/16/2044 (D)	250,000	247,502
OneMain Finance Corp. 6.875%, 03/15/2025	65,000	61,604
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) 03/01/2052	203,000	187,399
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	685,000	672,499
Radian Group, Inc. 4.500%, 10/01/2024	160,000	150,519
Raymond James Financial, Inc. 4.950%, 07/15/2046	500,000	487,263
S&P Global, Inc. 4.750%, 08/01/2028 (D)	155,000	157,483
Santander Holdings USA, Inc.
3.244%, 10/05/2026	791,000	741,781
3.450%, 06/02/2025	619,000	595,237
4.400%, 07/13/2027	203,000	195,155
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%) 01/06/2028	$340,000	$300,081
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	360,000	299,792
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) 05/26/2026 (D)(F)	346,000	280,721
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) 11/18/2030 (D)(E)(F)	355,000	275,125
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,083,867
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026	1,000,000	967,854
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,300,857
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	425,000	378,289
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025	500,000	490,127
3.625%, 01/22/2023	1,200,000	1,203,741
3.850%, 01/26/2027	792,000	765,626
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	1,054,000	875,068
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	407,000	335,383
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	571,254
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) 4.964%, 08/01/2022 (A)(F)	373,000	359,011
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) 09/15/2026 (F)	497,000	377,383
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (F)	243,000	218,616
Unifin Financiera SAB de CV 9.875%, 01/28/2029 (D)	227,000	148,233
Unum Group 4.125%, 06/15/2051	169,000	124,640
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	651,337
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	419,000	392,846
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	746,000	668,065
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) 10/30/2030	656,000	576,870
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	311,000	240,843
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) 03/02/2033	300,000	266,240

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (F)	$878,000	$855,962
		61,050,824
Health care – 2.7%
Abbott Laboratories 3.750%, 11/30/2026	680,000	683,533
AbbVie, Inc. 3.200%, 11/21/2029	1,890,000	1,738,688
AdaptHealth LLC 5.125%, 03/01/2030 (D)	168,000	141,609
AmerisourceBergen Corp. 2.800%, 05/15/2030	309,000	270,108
Baxter International, Inc. 3.500%, 08/15/2046	500,000	392,287
Biogen, Inc.
2.250%, 05/01/2030	400,000	327,845
3.150%, 05/01/2050	500,000	342,917
Catalent Pharma Solutions, Inc.
3.125%, 02/15/2029 (D)	64,000	52,508
5.000%, 07/15/2027 (D)	81,000	76,248
Centene Corp.
3.000%, 10/15/2030	286,000	237,023
3.375%, 02/15/2030	183,000	155,193
4.250%, 12/15/2027	127,000	118,551
4.625%, 12/15/2029	162,000	151,065
CVS Health Corp.
3.750%, 04/01/2030	269,000	251,611
4.300%, 03/25/2028	188,000	186,011
5.050%, 03/25/2048	328,000	313,977
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	828,577	947,596
DaVita, Inc.
3.750%, 02/15/2031 (D)	378,000	271,022
4.625%, 06/01/2030 (D)	367,000	286,209
Elevance Health, Inc.
2.250%, 05/15/2030	81,000	69,214
2.875%, 09/15/2029	74,000	66,668
Encompass Health Corp.
4.500%, 02/01/2028	100,000	85,610
4.625%, 04/01/2031	93,000	75,304
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (D)	544,000	430,063
HCA, Inc.
4.125%, 06/15/2029	318,000	289,948
5.250%, 04/15/2025 to 06/15/2026	491,000	490,331
5.375%, 02/01/2025	800,000	795,808
Humana, Inc. 3.125%, 08/15/2029	500,000	451,799
Organon & Company 5.125%, 04/30/2031 (D)	314,000	270,929
Pfizer, Inc. 2.625%, 04/01/2030	500,000	456,539
Rede D'or Finance Sarl 4.500%, 01/22/2030 (D)	269,000	226,770
Royalty Pharma PLC 1.750%, 09/02/2027	186,000	158,555
Select Medical Corp. 6.250%, 08/15/2026 (D)	194,000	181,091
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	500,000	480,234
Stanford Health Care 3.310%, 08/15/2030	225,000	208,205
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (E)	$49,000	$40,964
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	604,823
Universal Health Services, Inc.
1.650%, 09/01/2026 (D)	335,000	290,532
2.650%, 10/15/2030 (D)	358,000	286,309
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	800,000	753,674
5.250%, 06/15/2046	250,000	201,647
Varex Imaging Corp. 7.875%, 10/15/2027 (D)	149,000	141,736
Viatris, Inc.
2.300%, 06/22/2027	209,000	180,543
2.700%, 06/22/2030	437,000	350,719
4.000%, 06/22/2050	374,000	250,426
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	480,035
		15,262,477
Industrials – 5.6%
3M Company 3.050%, 04/15/2030	500,000	466,404
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (D)	313,000	244,057
AerCap Ireland Capital DAC
1.650%, 10/29/2024	330,000	304,700
1.750%, 01/30/2026	350,000	305,912
2.450%, 10/29/2026	849,000	739,278
2.875%, 08/14/2024	328,000	312,452
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (D)	166,487	155,168
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (D)	170,926	160,625
Air Lease Corp.
2.100%, 09/01/2028	208,000	166,747
2.875%, 01/15/2026	225,000	206,527
3.000%, 09/15/2023	400,000	391,051
3.125%, 12/01/2030	400,000	326,932
3.625%, 12/01/2027	170,000	151,671
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (D)	108,985	114,810
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (D)	61,000	52,155
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027 (E)	785,838	687,146
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	189,807	182,936
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	242,101	200,704
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	64,388	56,366
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	189,375	172,675

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	$156,702	$138,232
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	276,388	222,721
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	231,809	204,919
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	200,000	170,261
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	149,000	124,316
American Airlines Group, Inc. 3.750%, 03/01/2025 (D)(E)	500,000	421,250
APX Group, Inc. 5.750%, 07/15/2029 (D)(E)	266,000	205,935
Ashtead Capital, Inc. 2.450%, 08/12/2031 (D)	215,000	167,104
Atkore, Inc. 4.250%, 06/01/2031 (D)	58,000	48,140
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (D)	188,000	152,885
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (D)	275,000	214,500
Boise Cascade Company 4.875%, 07/01/2030 (D)	52,000	45,484
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	152,946	150,308
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (D)	64,710	57,173
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (D)	127,254	122,325
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (D)	95,280	99,861
Builders FirstSource, Inc.
4.250%, 02/01/2032 (D)	286,000	217,695
5.000%, 03/01/2030 (D)	46,000	38,983
6.375%, 06/15/2032 (D)	165,000	147,263
Carrier Global Corp. 2.700%, 02/15/2031	500,000	423,029
Cimpress PLC 7.000%, 06/15/2026 (D)	390,000	310,713
CNH Industrial Capital LLC 1.950%, 07/02/2023	570,000	557,078
CoStar Group, Inc. 2.800%, 07/15/2030 (D)	386,000	321,381
CSX Corp. 3.800%, 04/15/2050	1,000,000	843,309
DAE Funding LLC 2.625%, 03/20/2025 (D)	267,000	248,031
Delta Air Lines, Inc.
2.900%, 10/28/2024	525,000	485,237
3.800%, 04/19/2023	295,000	292,050
4.375%, 04/19/2028	359,000	304,950
4.500%, 10/20/2025 (D)	103,000	100,081
4.750%, 10/20/2028 (D)	307,051	290,034
Deluxe Corp. 8.000%, 06/01/2029 (D)	124,000	101,060
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Equifax, Inc. 3.100%, 05/15/2030	$800,000	$702,683
Flowserve Corp. 3.500%, 10/01/2030	136,000	116,800
Fortive Corp. 3.150%, 06/15/2026	700,000	662,791
Garda World Security Corp. 6.000%, 06/01/2029 (D)	131,000	100,706
GATX Corp. 3.850%, 03/30/2027	800,000	776,924
GFL Environmental, Inc.
3.500%, 09/01/2028 (D)	355,000	304,413
4.375%, 08/15/2029 (D)	229,000	184,345
4.750%, 06/15/2029 (D)	154,000	127,435
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (D)	247,000	192,603
Graphic Packaging International LLC 3.500%, 03/01/2029 (D)	267,000	224,199
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (D)	257,000	207,849
Hillenbrand, Inc. 3.750%, 03/01/2031	201,000	162,308
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	450,000	443,075
4.200%, 05/01/2030	1,232,000	1,160,868
IDEX Corp. 3.000%, 05/01/2030	1,000,000	872,931
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	699,017
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	132,000	126,720
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	270,640	234,191
Kansas City Southern 2.875%, 11/15/2029	500,000	445,629
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (D)	66,000	55,308
Lennox International, Inc. 3.000%, 11/15/2023	800,000	791,479
Masco Corp. 2.000%, 10/01/2030	412,000	325,513
MasTec, Inc. 4.500%, 08/15/2028 (D)	191,000	171,840
MIWD Holdco II LLC 5.500%, 02/01/2030 (D)	50,000	40,238
Owens Corning 3.950%, 08/15/2029	321,000	297,757
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (D)	62,000	51,073
6.250%, 01/15/2028 (D)	218,000	182,378
Quanta Services, Inc. 0.950%, 10/01/2024	203,000	187,745
Southwest Airlines Company 5.250%, 05/04/2025	800,000	815,070
The Boeing Company
3.200%, 03/01/2029	199,000	172,191
5.040%, 05/01/2027	568,000	561,052
5.150%, 05/01/2030	790,000	758,304
5.805%, 05/01/2050	400,000	367,389
The Hertz Corp. 5.000%, 12/01/2029 (D)	71,000	54,670
TransDigm, Inc. 5.500%, 11/15/2027	563,000	477,638

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
TriNet Group, Inc. 3.500%, 03/01/2029 (D)	$149,000	$122,727
TTX Company 4.200%, 07/01/2046 (D)	700,000	632,234
Tutor Perini Corp. 6.875%, 05/01/2025 (D)(E)	300,000	245,178
Uber Technologies, Inc.
4.500%, 08/15/2029 (D)	466,000	383,285
7.500%, 05/15/2025 to 09/15/2027 (D)	590,000	576,720
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	445,389	414,410
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	113,904	113,490
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	379,753	323,230
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	274,796	251,858
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	109,551	98,596
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	199,295	177,973
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	636,825	625,872
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	179,280	169,420
United Airlines, Inc.
4.375%, 04/15/2026 (D)	31,000	27,316
4.625%, 04/15/2029 (D)	70,000	59,379
United Rentals North America, Inc.
3.875%, 11/15/2027 to 02/15/2031	390,000	348,615
4.875%, 01/15/2028	373,000	352,664
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	66,665	66,339
US Airways 2011-1 Class A Pass Through Trust 7.125%, 10/22/2023	172,501	173,968
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	160,966	147,491
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	385,415
Vertiv Group Corp. 4.125%, 11/15/2028 (D)	255,000	207,040
Wabtec Corp. 3.200%, 06/15/2025	500,000	476,735
Williams Scotsman International, Inc. 4.625%, 08/15/2028 (D)	72,000	61,380
		32,121,091
Information technology – 3.7%
Atento Luxco 1 SA 8.000%, 02/10/2026 (D)	135,000	95,343
Autodesk, Inc. 2.850%, 01/15/2030	99,000	86,525
Block, Inc.
2.750%, 06/01/2026 (D)	92,000	81,625
3.500%, 06/01/2031 (D)(E)	126,000	100,404
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc.
2.450%, 02/15/2031 (D)	$1,000,000	$803,438
3.137%, 11/15/2035 (D)	779,000	591,559
3.419%, 04/15/2033 (D)	499,000	412,545
3.469%, 04/15/2034 (D)	421,000	342,638
4.750%, 04/15/2029	1,262,000	1,222,798
4.926%, 05/15/2037 (D)	523,000	468,892
CDW LLC
3.250%, 02/15/2029	149,000	125,632
3.569%, 12/01/2031	463,000	382,514
CGI, Inc. 1.450%, 09/14/2026	377,000	332,923
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (D)	255,000	210,426
Dell International LLC
3.450%, 12/15/2051 (D)	334,000	225,978
4.900%, 10/01/2026	574,000	574,206
5.300%, 10/01/2029	978,000	964,142
5.850%, 07/15/2025	196,000	202,136
8.350%, 07/15/2046	90,000	112,079
Fiserv, Inc.
2.250%, 06/01/2027	400,000	357,753
3.850%, 06/01/2025	614,000	607,778
Fortinet, Inc. 2.200%, 03/15/2031	1,000,000	809,315
Gartner, Inc.
3.625%, 06/15/2029 (D)	116,000	100,499
4.500%, 07/01/2028 (D)	374,000	343,409
Infor, Inc. 1.750%, 07/15/2025 (D)	151,000	139,666
Jabil, Inc. 3.600%, 01/15/2030	180,000	160,310
KLA Corp. 4.100%, 03/15/2029	211,000	208,439
Marvell Technology, Inc. 2.450%, 04/15/2028	410,000	357,766
Micron Technology, Inc.
4.185%, 02/15/2027	933,000	910,638
4.663%, 02/15/2030	1,000,000	958,958
4.975%, 02/06/2026	190,000	191,846
5.327%, 02/06/2029	1,613,000	1,604,309
Motorola Solutions, Inc.
2.300%, 11/15/2030	431,000	337,224
2.750%, 05/24/2031	395,000	319,175
4.600%, 05/23/2029	150,000	143,512
NXP BV
3.250%, 05/11/2041	178,000	133,985
3.875%, 06/18/2026	450,000	433,440
Oracle Corp. 2.950%, 04/01/2030	718,000	613,170
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	343,385
2.850%, 10/01/2029	1,365,000	1,235,111
PTC, Inc. 4.000%, 02/15/2028 (D)	36,000	32,532
Qorvo, Inc.
1.750%, 12/15/2024 (D)	281,000	262,488
3.375%, 04/01/2031 (D)	247,000	194,226
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	457,121
Renesas Electronics Corp. 1.543%, 11/26/2024 (D)	257,000	239,917
Sabre GLBL, Inc. 7.375%, 09/01/2025 (D)	209,000	193,848

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
VeriSign, Inc.
2.700%, 06/15/2031	$256,000	$206,014
5.250%, 04/01/2025	160,000	160,835
Visa, Inc. 2.050%, 04/15/2030	400,000	350,887
Western Digital Corp. 4.750%, 02/15/2026	382,000	364,470
Workday, Inc.
3.500%, 04/01/2027	220,000	210,385
3.800%, 04/01/2032	249,000	227,505
Xerox Holdings Corp. 5.500%, 08/15/2028 (D)	232,000	193,968
Ziff Davis, Inc. 4.625%, 10/15/2030 (D)	200,000	170,489
		20,910,176
Materials – 1.6%
Amcor Flexibles North America, Inc. 3.100%, 09/15/2026	500,000	479,228
Anglo American Capital PLC 4.750%, 04/10/2027 (D)	215,000	212,403
Arconic Corp. 6.125%, 02/15/2028 (D)	168,000	156,875
Braskem Idesa SAPI 6.990%, 02/20/2032 (D)	201,000	155,160
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (D)	240,000	189,578
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) 01/23/2081 (D)	239,000	238,934
Cemex SAB de CV
3.875%, 07/11/2031 (D)	297,000	222,750
5.200%, 09/17/2030 (D)	224,000	191,782
CF Industries, Inc. 4.950%, 06/01/2043	175,000	158,901
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029 (D)	24,000	22,551
CVR Partners LP 6.125%, 06/15/2028 (D)	110,000	98,342
First Quantum Minerals, Ltd. 6.875%, 03/01/2026 to 10/15/2027 (D)	404,000	365,915
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	354,000	322,118
4.625%, 08/01/2030	297,000	275,551
5.450%, 03/15/2043	934,000	863,997
FS Luxembourg Sarl 10.000%, 12/15/2025 (D)	347,000	349,812
Glencore Funding LLC 2.625%, 09/23/2031 (D)	500,000	402,907
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (D)	66,000	55,227
Huntsman International LLC 4.500%, 05/01/2029	500,000	471,471
JW Aluminum Continuous Cast Company 10.250%, 06/01/2026 (D)(E)	135,000	138,375
LSB Industries, Inc. 6.250%, 10/15/2028 (D)	131,000	115,608
Mauser Packaging Solutions Holding Company 8.500%, 04/15/2024 (D)	54,000	53,219
Methanex Corp.
4.250%, 12/01/2024	193,000	183,833
5.650%, 12/01/2044	450,000	316,236
Newmont Corp. 2.800%, 10/01/2029	223,000	196,926
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Novelis Corp. 4.750%, 01/30/2030 (D)	$410,000	$340,784
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (D)	130,000	121,329
Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/2027 (D)	362,000	309,510
4.375%, 10/15/2028 (D)	174,000	147,900
Sasol Financing USA LLC 5.500%, 03/18/2031	425,000	327,038
Standard Industries, Inc.
3.375%, 01/15/2031 (D)	142,000	104,742
4.375%, 07/15/2030 (D)	149,000	117,524
5.000%, 02/15/2027 (D)	73,000	65,157
The Mosaic Company 4.250%, 11/15/2023	600,000	604,172
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (D)	65,000	59,638
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)	167,000	119,422
Tronox, Inc. 4.625%, 03/15/2029 (D)	242,000	194,592
Valvoline, Inc. 3.625%, 06/15/2031 (D)	302,000	241,600
Volcan Cia Minera SAA 4.375%, 02/11/2026 (D)	69,000	60,065
Vulcan Materials Company 3.500%, 06/01/2030	213,000	193,114
WR Grace Holdings LLC 4.875%, 06/15/2027 (D)	143,000	124,444
		9,368,730
Real estate – 2.8%
American Homes 4 Rent LP 4.250%, 02/15/2028	203,000	193,872
American Tower Corp.
3.550%, 07/15/2027	257,000	240,937
3.800%, 08/15/2029	531,000	487,396
5.000%, 02/15/2024	670,000	677,840
Crown Castle International Corp.
3.300%, 07/01/2030	532,000	469,179
3.650%, 09/01/2027	415,000	393,025
3.700%, 06/15/2026	500,000	482,357
3.800%, 02/15/2028	225,000	212,282
4.150%, 07/01/2050	400,000	332,451
CubeSmart LP 4.375%, 02/15/2029	600,000	582,177
EPR Properties 4.950%, 04/15/2028	350,000	321,856
Equinix, Inc.
1.550%, 03/15/2028	319,000	268,317
1.800%, 07/15/2027	255,000	221,261
2.500%, 05/15/2031	544,000	440,810
2.900%, 11/18/2026	1,000,000	929,341
3.200%, 11/18/2029	199,000	176,779
ERP Operating LP 3.375%, 06/01/2025	300,000	294,064
Extra Space Storage LP 2.350%, 03/15/2032	500,000	396,343
GLP Capital LP
3.250%, 01/15/2032	521,000	417,566
4.000%, 01/15/2030	147,000	128,735
5.375%, 04/15/2026	253,000	247,591
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	500,000	475,801
3.750%, 07/01/2027	600,000	569,695

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Host Hotels & Resorts LP
3.375%, 12/15/2029	$405,000	$342,818
3.500%, 09/15/2030	267,000	228,082
4.500%, 02/01/2026	214,000	210,280
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (D)	230,000	185,636
Iron Mountain, Inc.
4.875%, 09/15/2029 (D)	136,000	115,590
5.250%, 07/15/2030 (D)	159,000	138,234
Kimco Realty Corp. 3.375%, 10/15/2022	1,050,000	1,050,165
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	668,407
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	501,603
RHP Hotel Properties LP 4.500%, 02/15/2029 (D)	341,000	289,134
RLJ Lodging Trust LP 3.750%, 07/01/2026 (D)	149,000	129,119
SBA Tower Trust 2.836%, 01/15/2025 (D)	266,000	256,712
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	498,745
Uniti Group LP 6.500%, 02/15/2029 (D)	141,000	103,283
Ventas Realty LP 4.750%, 11/15/2030	1,000,000	978,062
VICI Properties LP
3.875%, 02/15/2029 (D)	207,000	178,035
4.125%, 08/15/2030 (D)	160,000	138,067
4.625%, 12/01/2029 (D)	260,000	232,428
5.125%, 05/15/2032	77,000	72,560
Welltower, Inc. 2.700%, 02/15/2027	400,000	369,405
XHR LP 4.875%, 06/01/2029 (D)	107,000	91,791
		15,737,831
Utilities – 1.9%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (D)	203,000	173,431
Ameren Corp. 3.500%, 01/15/2031	1,000,000	916,010
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	258,823
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,132,192
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (D)	208,846	247,483
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	637,351
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	465,785
3.950%, 04/01/2050	500,000	433,988
Dominion Energy, Inc.
3.375%, 04/01/2030	604,000	552,140
3.600%, 03/15/2027	500,000	486,509
DPL, Inc. 4.125%, 07/01/2025	203,000	187,406
Edison International 3.550%, 11/15/2024	700,000	682,917
Emera US Finance LP 3.550%, 06/15/2026	158,000	151,218
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Corp. 2.650%, 03/01/2030	$254,000	$209,550
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	653,596
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (D)	243,000	222,345
4.500%, 09/15/2027 (D)	201,000	186,183
NiSource, Inc. 3.600%, 05/01/2030	230,000	210,721
NRG Energy, Inc.
2.450%, 12/02/2027 (D)	284,000	243,852
3.375%, 02/15/2029 (D)	62,000	49,997
3.625%, 02/15/2031 (D)	175,000	137,198
3.875%, 02/15/2032 (D)	371,000	294,679
4.450%, 06/15/2029 (D)	257,000	230,196
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	983,609
Suburban Propane Partners LP 5.000%, 06/01/2031 (D)	136,000	115,651
Vistra Operations Company LLC
3.700%, 01/30/2027 (D)	624,000	574,381
4.300%, 07/15/2029 (D)	535,000	484,510
		10,921,721
TOTAL CORPORATE BONDS (Cost $282,451,543)		$255,670,308
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Financial Corp. (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 12/15/2024 (A)(F)	425,000	318,750
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 08/01/2022 (A)(F)	1,045,000	732,336
		1,051,086
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,390,149)		$1,051,086
MUNICIPAL BONDS – 0.7%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	873,929
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	188,015
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	283,000	254,600
4.131%, 06/15/2042	40,000	34,738
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	455,000	451,564
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	416,000	376,269
State of Connecticut, GO 2.677%, 07/01/2030	250,000	228,258
The School District of Philadelphia (Pennsylvania), GO
5.995%, 09/01/2030	315,000	346,538
6.765%, 06/01/2040	1,010,000	1,184,657
TOTAL MUNICIPAL BONDS (Cost $4,330,766)		$3,938,568

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) – 0.3%
Communication services – 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%) 7.166%, 09/01/2027	$93,000	$87,420
Consumer discretionary – 0.1%
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%) 6.127%, 10/18/2028	390,040	349,086
Fertitta Entertainment LLC, 2022 Term Loan B (1 month SOFR + 4.000%) 5.525%, 01/27/2029	24,728	23,160
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%) 4.842%, 02/26/2029	293,000	251,432
		623,678
Health care – 0.0%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.250%) 5.938%, 03/31/2028	57,061	54,636
Industrials – 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 5.188%, 06/02/2028	575,651	477,214
Information technology – 0.1%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%) 4.750%, 02/01/2029	236,000	209,228
Materials – 0.0%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.250%) 5.875%, 04/13/2029	57,000	53,179
Mauser Packaging Solutions Holding Company, 2017 Term Loan B 04/03/2024 TBD (H)	163,144	153,117
		206,296
TOTAL TERM LOANS (Cost $1,878,721)		$1,658,472
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.7%
Commercial and residential – 7.0%
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.985%, 04/25/2066 (D)(I)	138,971	126,399
Series 2021-4, Class A1, 1.035%, 01/20/2065 (D)(I)	283,972	240,264
Series 2021-5, Class A1, 0.951%, 07/25/2066 (D)(I)	359,672	320,118
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 1.084%, 05/15/2053 (D)	4,337,689	243,135
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (D)(I)	234,788	216,854
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (D)(I)	116,000	96,684
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK23 2.895%, 09/27/2022 (D)(J)	500,000	496,485
BANK
Series 2019-BN20, Class ASB, 2.933%, 09/15/2062	400,000	377,202
Series 2021-BN34, Class XA IO, 1.087%, 06/15/2063	12,766,143	787,500
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	$101,000	$97,499
BBCMS Trust
Series 2015-MSQ, Class D, 4.123%, 09/15/2032 (D)(I)	140,000	139,461
Series 2015-SRCH, Class D, 5.122%, 08/10/2035 (D)(I)	194,000	173,666
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	281,902	264,444
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	265,486	258,193
Series 2019-B15, Class XA IO, 0.938%, 12/15/2072	9,884,681	433,488
BMO Mortgage Trust Series 2022-C2, Class A5 4.974%, 07/15/2054 (B)(I)	500,000	517,865
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%), 2.270%, 05/15/2039 (A)(D)	260,000	254,740
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%), 2.819%, 05/15/2039 (A)(D)	100,000	98,001
BPR Trust Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) 3.177%, 04/15/2037 (A)(D)	756,000	740,535
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (D)(I)	165,945	155,103
BWAY Mortgage Trust Series 2015-1740, Class XA IO 0.205%, 01/10/2035 (D)	3,705,000	61
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 2.254%, 10/15/2037 (A)(D)	249,644	242,011
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%), 2.175%, 11/15/2038 (A)(D)	243,000	233,847
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 2.424%, 09/15/2036 (A)(D)	278,000	258,558
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%), 2.269%, 01/17/2039 (A)(D)	566,000	547,437
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 3.074%, 12/15/2037 (A)(D)	121,000	116,441
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 3.874%, 12/15/2037 (A)(D)	192,000	182,837
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	778,805
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 5.062%, 06/15/2050 (I)	500,000	476,889

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 2.707%, 07/20/2034 (I)	$471,611	$462,383
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	546,690	531,876
Series 2018-C5, Class XA IO, 0.690%, 06/10/2051	15,246,648	473,963
Series 2019-C7, Class XA IO, 0.998%, 12/15/2072	15,843,299	778,717
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (D)	310,000	306,542
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (D)	162,000	161,024
Cold Storage Trust Series 2020-ICE5, Class D (1 month LIBOR + 2.100%) 3.424%, 11/15/2037 (A)(D)	491,495	476,680
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(I)	298,909	262,467
Series 2021-3, Class A1, 0.956%, 09/27/2066 (D)(I)	393,610	340,380
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (D)(I)	337,157	295,992
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (D)(I)	422,879	382,758
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	1,400,000	1,397,742
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.536%, 08/15/2045	563,138	17
Series 2012-CR3, Class XA IO, 1.980%, 10/15/2045	5,335,452	1,213
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (I)	400,000	398,332
Series 2013-CR8, Class AM, 3.920%, 06/10/2046 (D)(I)	1,000,000	995,490
Series 2014-CR15, Class C, 4.822%, 02/10/2047 (I)	800,000	788,629
Series 2014-CR15, Class XA IO, 0.775%, 02/10/2047	4,656,093	41,652
Series 2014-CR16, Class C, 5.082%, 04/10/2047 (I)	400,000	387,704
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	980,625
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.577%, 05/10/2051	5,003,080	109,580
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D, 4.540%, 08/10/2030 (D)(I)	307,000	295,879
Series 2013-300P, Class E, 4.540%, 08/10/2030 (D)(I)	700,000	670,779
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	89,000	85,748
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG) (continued)
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (D)	$169,000	$160,004
Series 2020-CX, Class A, 2.173%, 11/10/2046 (D)	500,000	411,903
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.238%, 03/10/2047	3,195,686	41,785
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 2.924%, 05/15/2036 (A)(D)	305,000	296,551
Series 2020-NET, Class A, 2.257%, 08/15/2037 (D)	103,756	95,684
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (D)(I)	234,118	221,741
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (D)(I)	199,579	181,581
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (D)(I)	204,065	176,815
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (D)(I)	340,972	288,498
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763%, 09/15/2052	425,000	380,194
Series 2019-C18, Class E, 2.500%, 12/15/2052 (D)	265,000	182,366
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 2.512%, 07/19/2044 (A)	312,510	280,433
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (D)(I)	103,915	94,798
Series 2021-2, Class A1, 0.931%, 06/25/2066 (D)(I)	228,706	206,774
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (D)(I)	357,462	305,420
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.190%, 04/25/2048 (D)(I)	290,000	279,281
Series 2016-K56, Class B, 4.077%, 06/25/2049 (D)(I)	1,085,000	1,062,535
Series 2017-K67, Class B, 4.080%, 09/25/2049 (D)(I)	485,000	468,337
Series 2018-K730, Class B, 3.922%, 02/25/2050 (D)(I)	300,000	295,523
Series 2019-KF69, Class B (1 month LIBOR + 2.300%), 3.420%, 08/25/2029 (A)(D)	177,850	176,821
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (D)(I)	193,533	177,998
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (D)(I)	166,160	150,596
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (D)(I)	272,062	239,199

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(I)	$859,800	$850,481
Series 2017-485L, Class C, 4.115%, 02/10/2037 (D)(I)	85,000	77,698
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (D)	136,000	128,917
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (D)(I)	123,533	115,148
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	7,897,598	82,162
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	8,321,626	109,300
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	8,611,532	107,623
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.200%) 2.524%, 12/15/2034 (A)(D)	1,000,000	962,270
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (D)(I)	161,367	148,107
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	107,000	104,396
Series 2017-APTS, Class CFX, 3.613%, 06/15/2034 (D)(I)	123,000	117,908
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.279%, 05/15/2048 (D)(I)	260,000	257,284
Series 2013-IRV, Class XA IO, 1.211%, 05/15/2048 (D)	2,237,831	9,889
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.523%, 08/15/2046	4,331,371	12,614
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO, 1.582%, 07/05/2032 (D)	9,486,033	370
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (D)	258,000	244,856
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 2.674%, 05/15/2036 (A)(D)	187,000	180,470
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 2.024%, 03/15/2038 (A)(D)	340,108	329,167
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 2.724%, 03/15/2038 (A)(D)	275,232	261,407
Series 2021-BMR, Class E (1 month LIBOR + 1.750%), 3.074%, 03/15/2038 (A)(D)	982,970	916,319
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 2.574%, 05/15/2039 (A)(D)	736,000	717,591
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.678%, 04/21/2034 (I)	$64,479	$62,224
Series 2004-8, Class 5A1, 2.434%, 08/25/2034 (I)	81,702	77,807
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	165,569	160,679
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 2.084%, 03/25/2030 (A)	13,633	12,696
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (D)	2,566,513	26
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (D)(I)	150,401	139,369
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA IO, 1.695%, 11/15/2045 (D)	3,203,063	123
Series 2013-C7, Class XA IO, 1.399%, 02/15/2046	9,414,978	27,775
Series 2014-C17, Class XA IO, 1.187%, 08/15/2047	8,640,449	125,833
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 2.724%, 11/15/2034 (A)(D)	173,000	170,240
Series 2019-L3, Class XA IO, 0.761%, 11/15/2052	21,388,518	794,087
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.917%, 11/15/2032 (D)(I)	135,000	130,985
Series 2018-ALXA, Class C, 4.460%, 01/15/2043 (D)(I)	98,000	89,904
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (D)	174,621	164,348
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (D)(I)	123,336	114,094
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (D)(I)	305,907	265,138
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (D)(I)	370,263	320,009
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	84,728
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (D)(I)	326,448	295,402
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.400%) 1.995%, 05/20/2035 (A)	33,707	30,413
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (D)	352,000	281,814

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SMRT Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) 2.279%, 01/15/2039 (A)(D)	$791,000	$760,324
Starwood Mortgage Residential Trust Series 2022-1, Class A1 2.447%, 12/25/2066 (D)(I)	367,788	341,987
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (D)(I)	38,237	38,107
Towd Point Mortgage Trust
Series 2015-1, Class A5, 3.193%, 10/25/2053 (D)(I)	123,000	120,288
Series 2015-2, Class 1M2, 3.322%, 11/25/2060 (D)(I)	175,000	173,721
Series 2015-6, Class M2, 3.750%, 04/25/2055 (D)(I)	1,000,000	955,104
Series 2017-2, Class A1, 2.750%, 04/25/2057 (D)(I)	11,161	11,089
Series 2018-1, Class A1, 3.000%, 01/25/2058 (D)(I)	55,295	54,266
Series 2018-4, Class A1, 3.000%, 06/25/2058 (D)(I)	235,263	225,372
Series 2018-5, Class A1A, 3.250%, 07/25/2058 (D)(I)	28,177	27,620
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (D)(I)	192,282	191,078
Series 2019-1, Class A1, 3.656%, 03/25/2058 (D)(I)	196,947	192,137
Series 2019-4, Class A1, 2.900%, 10/25/2059 (D)(I)	177,997	172,349
Series 2020-4, Class A1, 1.750%, 10/25/2060 (D)	264,742	243,055
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.137%, 05/10/2063 (D)	1,346,503	29
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (D)(I)	191,624	183,285
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-25-24, then 2.218% thereafter), 1.218%, 05/25/2065 (D)	100,271	95,050
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(I)	291,098	257,278
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(I)	163,264	142,883
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(I)	309,033	268,813
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(I)	147,202	143,387
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	184,049	167,010
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	450,386
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO, 1.614%, 12/15/2045 (D)	5,012,881	4,686
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust (continued)
Series 2012-C9, Class XA IO, 1.977%, 11/15/2045 (D)	$4,102,122	$191
		39,976,697
U.S. Government Agency – 2.7%
Federal Home Loan Mortgage Corp.
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 3.026%, 09/25/2041 (A)(D)	1,000,000	874,021
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%), 1.926%, 01/25/2042 (A)(D)	407,000	392,692
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%), 2.226%, 02/25/2042 (A)(D)	276,638	270,284
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%), 3.326%, 02/25/2042 (A)(D)	342,000	315,553
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%), 2.926%, 04/25/2042 (A)(D)	365,862	360,117
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 3.826%, 04/25/2042 (A)(D)	205,000	192,706
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 3.126%, 05/25/2042 (A)(D)	269,462	266,060
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 4.276%, 05/25/2042 (A)(D)	304,000	289,011
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%), 5.279%, 06/25/2042 (A)(D)	335,000	336,683
Series 290, Class IO, 3.500%, 11/15/2032	776,637	86,155
Series 3387, Class SB IO, 5.096%, 11/15/2037	778,846	76,599
Series 3632, Class AP, 3.000%, 02/15/2040	465,590	457,498
Series K022, Class X1 IO, 1.246%, 07/25/2022	393,239	9
Series K026, Class X1 IO, 1.039%, 11/25/2022	8,838,927	16,082
Series K109, Class X1 IO, 1.697%, 04/25/2030	3,120,576	303,046
Series KS01, Class X1 IO, 1.254%, 01/25/2023	1,897,156	3,419
Series T-41, Class 3A, 4.493%, 07/25/2032 (I)	42,498	42,787
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	5,010	5,331
Series 2002-W3, Class A5, 7.500%, 11/25/2041	48,455	54,309
Series 2011-41, Class KA, 4.000%, 01/25/2041	69,987	70,186
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	740,023	84,640
Series 2012-21, Class PA, 2.000%, 03/25/2041	784,798	759,837
Series 2012-38, Class PA, 2.000%, 09/25/2041	472,517	450,412

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 5.924%, 02/25/2025 (A)	$61,658	$62,303
Series 2016-M11, Class X1 IO, 0.508%, 07/25/2026	20,986,227	302,802
Series 2016-M12, Class X2 IO, 0.034%, 09/25/2026	30,686,813	21,103
Series 2019-M25, Class X IO, 0.221%, 11/25/2029	32,692,170	423,001
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 3.624%, 01/25/2040 (A)(D)	177,838	175,170
Series 2021-31, Class IE IO, 2.742%, 03/25/2050	2,594,000	231,881
Series 2021-M8, Class X IO, 0.496%, 11/25/2035	11,492,810	359,400
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	746,118
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 3.026%, 03/25/2042 (A)(D)	343,331	337,267
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 2.926%, 03/25/2042 (A)(D)	147,101	144,224
Government National Mortgage Association
Series 2008-90, Class IO, 2.009%, 12/16/2050	2,056,557	278,635
Series 2010-147, Class SA IO, 4.575%, 05/20/2040	380,734	19,854
Series 2010-85, Class SB IO, 5.091%, 03/16/2040	749,614	57,334
Series 2012-114, Class IO, 0.636%, 01/16/2053	331,155	5,972
Series 2012-120, Class IO, 0.648%, 02/16/2053	4,023,090	72,708
Series 2012-70, Class IO, 0.094%, 08/16/2052	393,237	322
Series 2015-41, Class IO, 0.308%, 09/16/2056	2,413,214	39,773
Series 2016-162, Class IO, 0.725%, 09/16/2058	3,714,552	136,218
Series 2016-174, Class IO, 0.848%, 11/16/2056	416,798	18,897
Series 2017-109, Class IO, 0.288%, 04/16/2057	781,186	18,484
Series 2017-124, Class IO, 0.611%, 01/16/2059	687,920	23,425
Series 2017-135, Class IO, 0.721%, 10/16/2058	1,017,880	44,371
Series 2017-140, Class IO, 0.489%, 02/16/2059	399,419	14,653
Series 2017-159, Class IO, 0.438%, 06/16/2059	9,856,039	377,750
Series 2017-169, Class IO, 0.589%, 01/16/2060	1,923,679	75,828
Series 2017-20, Class IO, 0.610%, 12/16/2058	1,923,421	61,047
Series 2017-22, Class IO, 0.776%, 12/16/2057	212,739	9,187
Series 2017-23, Class IO, 0.617%, 05/16/2059	6,763,667	266,325
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-41, Class IO, 0.652%, 07/16/2058	$740,493	$25,115
Series 2017-46, Class IO, 0.645%, 11/16/2057	722,994	28,864
Series 2017-50, Class IO, 0.646%, 01/16/2057	10,587,909	415,741
Series 2017-53, Class IO, 0.516%, 11/16/2056	10,377,988	375,942
Series 2017-61, Class IO, 0.769%, 05/16/2059	379,143	16,476
Series 2018-158, Class IO, 0.761%, 05/16/2061	1,676,152	94,665
Series 2018-35, Class IO, 0.527%, 03/16/2060	1,565,942	65,723
Series 2018-43, Class IO, 0.497%, 05/16/2060	1,651,037	64,692
Series 2018-69, Class IO, 0.601%, 04/16/2060	396,175	20,638
Series 2018-81, Class IO, 0.475%, 01/16/2060	288,825	14,174
Series 2018-85, Class IO, 0.540%, 07/16/2060	5,536,954	267,123
Series 2018-9, Class IO, 0.448%, 01/16/2060	1,724,837	66,462
Series 2019-131, Class IO, 0.802%, 07/16/2061	1,271,559	76,845
Series 2020-100, Class IO, 0.794%, 05/16/2062	1,487,487	98,298
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,247,169	211,645
Series 2020-114, Class IO, 0.798%, 09/16/2062	3,611,798	241,400
Series 2020-118, Class IO, 0.899%, 06/16/2062	2,534,534	174,145
Series 2020-119, Class IO, 0.601%, 08/16/2062	1,429,572	80,948
Series 2020-120, Class IO, 0.768%, 05/16/2062	812,849	53,263
Series 2020-137, Class IO, 0.793%, 09/16/2062	3,727,373	237,254
Series 2020-143, Class IB IO, 0.872%, 03/16/2062	4,411,871	288,974
Series 2020-150, Class IO, 0.952%, 12/16/2062	2,350,263	177,509
Series 2020-161, Class IA IO, 0.500%, 08/16/2062	17,259,357	474,803
Series 2020-170, Class IO, 0.835%, 11/16/2062	3,007,398	209,626
Series 2020-28, Class IO, 0.820%, 11/16/2061	5,478,125	349,106
Series 2020-92, Class IO, 0.876%, 02/16/2062	3,417,408	240,226
Series 2021-11, Class IA IO, 0.250%, 12/16/2062	23,136,913	323,776
Series 2021-3, Class IO, 0.866%, 09/16/2062	3,771,707	268,096
Series 2021-40, Class IO, 0.822%, 02/16/2063	943,750	66,536
Series 2022-17, Class IO, 0.802%, 06/16/2064	2,055,179	150,399

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-21, Class IO, 0.785%, 10/16/2063	$906,731	$65,427
		15,275,380
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $65,198,874)		$55,252,077
ASSET BACKED SECURITIES – 7.2%
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 2.524%, 09/25/2034 (A)	458,464	450,509
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (D)	692,000	611,342
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (I)	1	1
AMSR Trust
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (D)	422,000	389,561
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (D)	205,000	185,549
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/05/2049 (D)	400,950	388,966
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (D)	179,044	165,402
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (D)	466,688	419,290
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	895,529
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	420,000	400,176
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	333,000	316,591
BMW Vehicle Lease Trust Series 2022-1, Class A3 1.100%, 03/25/2025	173,000	166,993
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (D)	107,730	102,090
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	139,396	133,992
Carlyle Global Market Strategies Series 2018-4A, Class C (3 month LIBOR + 2.900%) 3.963%, 01/20/2031 (A)(D)	530,000	475,557
CarMax Auto Owner Trust Series 2022-1, Class A3 1.470%, 12/15/2026	236,000	225,707
CARS-DB4 LP
Series 2020-1A, Class A1 2.690%, 02/15/2050 (D)	895,518	847,799
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CARS-DB4 LP (continued)
Series 2020-1A, Class A4 3.190%, 02/15/2050 (D)	$994,792	$950,003
Series 2020-1A, Class B1 4.170%, 02/15/2050 (D)	266,000	250,184
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 2.824%, 01/25/2035 (A)	156,736	146,763
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (D)	494,310	447,912
Series 2021-1A, Class A1 1.530%, 03/15/2061 (D)	466,821	411,509
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (D)	209,850	202,782
Citibank Credit Card Issuance Trust
Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 2.052%, 05/14/2029 (A)	565,000	556,413
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 1.530%, 08/08/2024 (A)	3,000,000	3,000,520
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (D)	584,893	522,401
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (D)	368,182	324,706
Series 2022-1A, Class A 2.720%, 01/18/2047 (D)	307,561	275,110
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,689	4,936
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,432,129	2,344,230
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (D)	225,000	203,494
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	190,543	182,343
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (D)	684,560	607,790
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (D)	995,000	857,137
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (D)	1,000,000	858,780
Series 2021-1A, Class C 3.475%, 04/15/2049 (D)	104,000	88,429
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	454,813	434,589
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (D)	1,325,610	1,155,453
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (D)	272,550	245,362
Series 2021-1A, Class A2 2.791%, 10/20/2051 (D)	430,835	359,405

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Elmwood CLO IV, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.240%) 2.284%, 04/15/2033 (A)(D)	$331,000	$322,261
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (D)	589,357	546,900
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (D)	651,361	600,064
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (D)	325,728	291,856
Series 2021-SFR1, Class D 2.189%, 08/17/2038 (D)	346,000	304,993
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (D)	672,915	651,444
FOCUS Brands Funding LLC Series 2017-1A, Class A2IB 3.857%, 04/30/2047 (D)	149,409	143,720
Ford Credit Auto Owner Trust Series 2022-A, Class A3 1.290%, 06/15/2026	129,000	123,803
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A 3.060%, 04/15/2026	621,000	611,888
GM Financial Automobile Leasing Trust Series 2021-2, Class A4 0.410%, 05/20/2025	125,000	120,369
GM Financial Consumer Automobile Receivables Trust
Series 2021-4, Class A3 0.680%, 09/16/2026	135,000	128,703
Series 2022-1, Class A3 1.260%, 11/16/2026	112,000	107,088
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (D)	274,000	262,928
Series 2021-1A, Class A2 2.773%, 04/20/2029 (D)	335,000	317,052
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (D)	285,000	272,423
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	125,610	123,792
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	88,732	87,316
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (D)	218,598	195,193
Honda Auto Receivables Owner Trust Series 2021-2, Class A4 0.550%, 08/16/2027	247,000	231,218
Hyundai Auto Lease Securitization Trust Series 2022-A, Class A3 1.160%, 01/15/2025 (D)	207,000	199,929
ITE Rail Fund Levered LP Series 2021-3A, Class A 2.210%, 06/28/2051 (D)	476,463	426,481
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	263,663	244,443
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (D)	386,060	352,142
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (D)	$34,511	$34,098
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.460%, 06/15/2026	275,000	263,452
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	146,154	143,718
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	88,002	87,236
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	188,069	179,185
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (D)	233,043	205,449
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (D)	621,720	539,571
Series 2022-1A, Class A2 3.695%, 01/30/2052 (D)	252,368	217,364
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (D)	607,000	529,372
Series 2021-1, Class B1 2.410%, 10/20/2061 (D)	184,000	159,267
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (D)	104,734	95,421
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	141,488	141,059
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (D)	209,000	198,408
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (D)	216,000	190,247
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	62,257	61,053
Santander Retail Auto Lease Trust Series 2022-A, Class A3 1.340%, 07/21/2025 (D)	188,000	178,621
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	611,000	584,043
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.865%, 07/30/2051 (D)	314,623	269,548
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (D)	396,780	381,046
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	49,960	48,970
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	265,139	256,700
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	301,515	274,614
Series 2021-A, Class APT2 1.070%, 01/15/2053 (D)	230,819	204,043

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	$1,238,977	$1,153,698
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (D)	410,337	387,214
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (D)	327,525	277,873
Store Master Funding I-VII & XIV Series 2019-1, Class A2 3.650%, 11/20/2049 (D)	286,775	268,247
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (D)	188,399	161,137
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (D)	665,655	579,929
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (D)	408,125	375,898
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (D)	284,867	245,005
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.560%, 11/25/2031 (D)	868,000	849,140
Toyota Auto Receivables Owner Trust Series 2022-A, Class A3 1.230%, 06/15/2026	347,000	333,078
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (D)	500,000	425,121
Trimaran Cavu, Ltd. Series 2019-1A, Class D (3 month LIBOR + 4.150%) 5.213%, 07/20/2032 (A)(D)	400,000	374,523
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	564,379	501,908
Series 2021-1A, Class A 1.860%, 03/20/2046 (D)	392,356	342,451
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (D)	318,000	289,539
Series 2020-2A, Class A2 1.992%, 09/15/2045 (D)	312,000	271,541
Verizon Master Trust Series 2022-2, Class A 1.530%, 07/20/2028	289,000	273,133
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (D)	379,479	344,473
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	145,262	140,281
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (D)	382,140	323,902
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (D)	$140,875	$119,766
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (D)	409,903	356,477
TOTAL ASSET BACKED SECURITIES (Cost $44,108,259)		$40,908,130
COMMON STOCKS – 0.1%
Energy – 0.0%
Noble Corp. (C)	378	9,584
Utilities – 0.1%
Algonquin Power & Utilities Corp.	8,150	356,644
TOTAL COMMON STOCKS (Cost $412,556)		$366,228
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	7,625	154,330
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	211,628
Financials – 0.0%
Wells Fargo & Company, 7.500%	55	66,853
Utilities – 0.1%
NextEra Energy, Inc., 5.279%	4,350	215,978
NiSource, Inc., 7.750%	1,800	204,696
		420,674
TOTAL PREFERRED SECURITIES (Cost $844,935)		$853,485
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (C)	1,540	16,940
TOTAL WARRANTS (Cost $2,792)		$16,940
ESCROW CERTIFICATES – 0.0%
LSC Communications, Inc. (C)(D)	$420,000	265
TOTAL ESCROW CERTIFICATES (Cost $0)		$265
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 1.4215% (K)(L)	359,077	3,589,479
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (K)	6,076,261	6,076,261
		9,665,740
Repurchase agreement – 1.0%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $5,551,037 on 7-1-22, collateralized by $5,668,300 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $5,662,099)	$5,551,000	5,551,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,217,212)		$15,216,740
Total Investments (Active Bond Trust) (Cost $632,405,352) – 101.9%		$579,774,022
Other assets and liabilities, net – (1.9%)		(10,948,568)
TOTAL NET ASSETS – 100.0%		$568,825,454
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $129,764,785 or 22.8% of the fund's net assets as of 6-30-22.
(E)	All or a portion of this security is on loan as of 6-30-22.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(K)	The rate shown is the annualized seven-day yield as of 6-30-22.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.7%
U.S. Government – 27.9%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$26,473,000	$18,357,806
1.375%, 11/15/2040 to 08/15/2050	23,088,000	16,308,563
1.625%, 11/15/2050	5,045,000	3,548,251
1.750%, 08/15/2041	26,593,000	20,228,339
1.875%, 02/15/2041 to 11/15/2051	4,904,000	3,775,428
2.000%, 08/15/2051	6,948,000	5,369,773
2.250%, 05/15/2041 to 02/15/2052	12,106,000	10,045,214
2.375%, 02/15/2042	1,199,000	1,016,715
2.875%, 05/15/2052	4,881,000	4,610,257
3.250%, 05/15/2042	3,836,000	3,743,696
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.125%, 09/30/2022 to 04/30/2023	$5,857,000	$5,816,484
0.250%, 08/31/2025 to 09/30/2025	25,532,000	23,371,559
0.375%, 11/30/2025 to 01/31/2026	12,520,000	11,400,521
0.500%, 08/31/2027 to 10/31/2027	14,818,000	12,977,148
0.625%, 11/30/2027	2,627,000	2,306,834
0.750%, 03/31/2026 to 05/31/2026	7,825,000	7,169,755
1.000%, 07/31/2028	4,577,000	4,047,963
1.250%, 06/30/2028	3,714,000	3,341,004
1.375%, 10/31/2028	10,773,000	9,712,954
1.500%, 02/15/2025 to 08/15/2026	24,280,000	22,964,721
2.000%, 11/15/2026	6,822,000	6,522,472
2.375%, 05/15/2027	8,318,000	8,052,214
2.500%, 04/30/2024 to 05/31/2024	1,265,000	1,253,610
2.625%, 05/31/2027	4,888,000	4,795,586
2.750%, 02/15/2028 to 05/31/2029	9,181,000	9,017,061
2.875%, 06/15/2025 to 05/15/2032	4,873,000	4,829,213
3.250%, 06/30/2027 to 06/30/2029	7,994,000	8,081,753
		232,664,894
U.S. Government Agency – 25.8%
Federal Home Loan Mortgage Corp.
2.000%, 04/01/2041 (A)	433,723	388,780
2.000%, 11/01/2041 to 05/01/2042	8,639,647	7,711,926
2.425%, (12 month LIBOR + 1.638%), 09/01/2045 (B)	1,258,132	1,265,867
2.500%, 01/01/2036 to 03/01/2052	8,755,204	8,073,106
2.649%, (12 month LIBOR + 1.681%), 09/01/2047 (B)	657,902	665,394
2.804%, (12 month LIBOR + 1.641%), 05/01/2049 (B)	353,845	349,402
2.905%, (12 month LIBOR + 1.635%), 04/01/2048 (B)	1,404,409	1,420,591
3.000%, 12/01/2051 to 03/01/2052	2,819,957	2,656,622
3.313%, 12/14/2029 (C)	1,179,000	921,329
3.431%, (12 month LIBOR + 1.637%), 03/01/2049 (B)	570,103	570,862
3.912%, (1 month SOFR + 2.130%), 07/01/2052 (B)	409,000	409,287
4.000%, 01/01/2035 to 07/01/2049	2,959,519	2,980,869
4.303%, (1 month SOFR + 2.130%), 07/01/2052 (B)	503,000	508,709
4.500%, 06/01/2039 to 07/01/2039	96,159	98,694
5.000%, 03/01/2049	1,313,621	1,361,278
Federal National Mortgage Association
1.500%, 10/01/2041 to 11/01/2041	8,082,303	6,948,988
1.611%, (1 month SOFR + 2.212%), 12/01/2051 (B)	283,108	261,251
2.000%, 01/01/2042 to 03/01/2042 (A)	8,603,333	7,676,893
2.000%, 10/01/2051 to 03/01/2052	10,421,839	9,067,762
2.267%, (12 month LIBOR + 1.579%), 06/01/2045 (B)	314,262	318,464
2.500%, TBA (A)	3,400,000	3,055,748
2.500%, 12/01/2035 to 03/01/2052	24,464,263	22,719,580
2.500%, 12/01/2047 (A)	1,858,223	1,709,629
2.574%, (12 month LIBOR + 1.584%), 01/01/2046 (B)	953,019	963,737
3.000%, 01/01/2043 to 07/01/2060	20,720,618	19,446,160
3.391%, 11/15/2030 (C)	3,465,000	2,609,856
3.500%, 04/01/2050 to 02/01/2052	5,143,016	5,029,878
4.000%, 09/01/2033 to 08/01/2059	8,391,594	8,452,036
4.206%, (1 month SOFR + 2.212%), 07/01/2052 (A)(B)	973,000	971,328
4.500%, TBA (A)	5,100,000	5,107,770
4.500%, 05/01/2034 to 08/01/2049	8,893,484	9,159,270

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
5.000%, TBA (A)	$32,400,000	$32,885,868
5.000%, 07/01/2044 to 11/01/2049	6,047,889	6,311,454
5.500%, TBA (A)	5,400,000	5,525,564
5.500%, 12/01/2048 to 06/01/2049	1,964,197	2,087,962
Government National Mortgage Association
2.500%, 12/20/2051	6,421,680	5,891,074
3.000%, 10/20/2046 to 12/20/2051	7,788,338	7,348,499
3.500%, 01/20/2048	522,765	511,844
4.000%, 06/20/2047 to 07/20/2049	5,133,768	5,157,015
4.500%, TBA (A)	9,700,000	9,814,039
4.500%, 08/15/2047 to 05/20/2049	1,545,071	1,583,412
5.000%, 12/20/2039 to 03/20/2049	4,499,591	4,675,431
		214,673,228
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $479,952,493)		$447,338,122
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Canada – 0.1%
Province of Saskatchewan 3.250%, 06/08/2027	437,000	434,597
Chile – 0.1%
Republic of Chile
3.500%, 01/31/2034	463,000	411,627
4.340%, 03/07/2042	938,000	835,066
		1,246,693
Indonesia – 0.0%
Republic of Indonesia 4.300%, 03/31/2052	388,000	337,326
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	200,000	157,258
Mexico – 0.5%
Government of Mexico
3.500%, 02/12/2034	1,280,000	1,057,266
3.750%, 04/19/2071	688,000	436,859
4.280%, 08/14/2041	1,346,000	1,063,791
4.400%, 02/12/2052	783,000	588,450
4.500%, 04/22/2029	941,000	913,812
4.600%, 02/10/2048	200,000	158,096
		4,218,274
Paraguay – 0.1%
Republic of Paraguay
3.849%, 06/28/2033 (D)	245,000	199,704
4.950%, 04/28/2031 (D)	233,000	215,056
5.400%, 03/30/2050 (D)	545,000	422,404
		837,164
Peru – 0.1%
Republic of Peru
1.862%, 12/01/2032	522,000	395,732
3.600%, 01/15/2072	259,000	174,841
		570,573
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,231,773)		$7,801,885
CORPORATE BONDS – 28.2%
Communication services – 2.3%
AT&T, Inc.
1.700%, 03/25/2026	1,428,000	1,304,731
3.500%, 06/01/2041	306,000	244,334
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AT&T, Inc. (continued)
3.550%, 09/15/2055	$300,000	$224,772
3.650%, 06/01/2051 to 09/15/2059	832,000	630,723
3.800%, 12/01/2057	548,000	423,233
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	1,074,000	747,545
3.900%, 06/01/2052	790,000	548,429
Comcast Corp.
2.650%, 08/15/2062	713,000	460,320
2.887%, 11/01/2051	143,000	102,155
Magallanes, Inc.
3.638%, 03/15/2025 (D)	573,000	554,956
3.755%, 03/15/2027 (D)	871,000	816,991
4.054%, 03/15/2029 (D)	286,000	261,969
4.279%, 03/15/2032 (D)	472,000	421,846
5.050%, 03/15/2042 (D)	630,000	535,998
5.141%, 03/15/2052 (D)	1,041,000	873,763
5.391%, 03/15/2062 (D)	714,000	597,260
Netflix, Inc.
3.625%, 06/15/2025 (D)(E)	34,000	32,415
5.375%, 11/15/2029 (D)	399,000	377,055
5.875%, 11/15/2028	548,000	535,785
Rogers Communications, Inc. 4.550%, 03/15/2052 (D)	355,000	311,746
The Walt Disney Company 2.750%, 09/01/2049	143,000	102,072
T-Mobile USA, Inc.
2.250%, 02/15/2026	2,665,000	2,398,215
2.875%, 02/15/2031	194,000	161,065
3.375%, 04/15/2029	2,591,000	2,267,125
3.500%, 04/15/2031	703,000	606,991
Verizon Communications, Inc.
1.750%, 01/20/2031	295,000	236,951
2.355%, 03/15/2032	1,345,000	1,115,192
2.550%, 03/21/2031	885,000	756,682
2.650%, 11/20/2040	1,201,000	881,013
3.700%, 03/22/2061	419,000	329,092
Vodafone Group PLC
4.250%, 09/17/2050	114,000	95,252
5.000%, 05/30/2038	143,000	137,000
		19,092,676
Consumer discretionary – 2.1%
Amazon.com, Inc.
1.000%, 05/12/2026	1,953,000	1,776,069
1.650%, 05/12/2028 (E)	880,000	779,752
2.100%, 05/12/2031	1,097,000	939,752
2.500%, 06/03/2050	573,000	403,846
2.700%, 06/03/2060	282,000	191,007
2.875%, 05/12/2041	200,000	160,068
3.100%, 05/12/2051	125,000	98,433
3.450%, 04/13/2029	430,000	417,996
3.600%, 04/13/2032	563,000	542,122
3.950%, 04/13/2052	430,000	397,288
AutoNation, Inc. 4.750%, 06/01/2030	501,000	471,285
Ford Motor Company 4.750%, 01/15/2043	234,000	166,686
Ford Motor Credit Company LLC
2.700%, 08/10/2026	1,168,000	995,311
2.900%, 02/10/2029	551,000	432,116
3.625%, 06/17/2031	667,000	516,925
General Motors Financial Company, Inc.
3.100%, 01/12/2032	309,000	248,360
5.000%, 04/09/2027	581,000	569,936

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hyundai Capital America
0.800%, 01/08/2024 (D)	$551,000	$523,309
1.300%, 01/08/2026 (D)	604,000	536,063
2.000%, 06/15/2028 (D)	285,000	239,616
Marriott International, Inc.
2.850%, 04/15/2031	381,000	315,956
3.500%, 10/15/2032	431,000	371,770
4.625%, 06/15/2030	1,192,000	1,142,752
McDonald's Corp.
3.625%, 09/01/2049	466,000	384,758
4.200%, 04/01/2050	689,000	615,334
Tapestry, Inc. 3.050%, 03/15/2032	497,000	404,913
Target Corp. 2.950%, 01/15/2052	787,000	595,786
The Home Depot, Inc.
2.375%, 03/15/2051	458,000	309,723
3.125%, 12/15/2049	556,000	432,169
3.250%, 04/15/2032	716,000	667,026
3.300%, 04/15/2040	119,000	101,025
3.625%, 04/15/2052	285,000	244,463
Toyota Motor Credit Corp.
3.950%, 06/30/2025	886,000	889,179
4.450%, 06/29/2029	294,000	297,573
		17,178,367
Consumer staples – 0.7%
Altria Group, Inc. 2.350%, 05/06/2025	64,000	60,429
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	809,000	775,044
4.900%, 02/01/2046	1,531,000	1,438,971
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	262,000	212,222
4.375%, 04/15/2038	851,000	780,483
BAT Capital Corp. 4.390%, 08/15/2037	152,000	120,580
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	499,000	459,684
Keurig Dr. Pepper, Inc. 4.050%, 04/15/2032	145,000	135,668
The Coca-Cola Company
1.375%, 03/15/2031	147,000	119,658
1.650%, 06/01/2030	148,000	125,501
Viterra Finance BV
4.900%, 04/21/2027 (D)	761,000	739,658
5.250%, 04/21/2032 (D)	761,000	707,243
		5,675,141
Energy – 1.6%
Aker BP ASA
3.750%, 01/15/2030 (D)	207,000	185,444
4.000%, 01/15/2031 (D)	349,000	313,486
BP Capital Markets America, Inc. 2.939%, 06/04/2051	285,000	203,775
Diamondback Energy, Inc. 4.400%, 03/24/2051	290,000	246,940
Energy Transfer LP
4.400%, 03/15/2027	142,000	137,515
4.950%, 05/15/2028	1,055,000	1,031,230
5.300%, 04/15/2047	520,000	450,270
6.100%, 02/15/2042	149,000	138,563
6.125%, 12/15/2045	256,000	244,167
Exxon Mobil Corp. 3.452%, 04/15/2051	803,000	656,026
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	868,827	806,934
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Galaxy Pipeline Assets Bidco, Ltd. (continued)
2.160%, 03/31/2034 (D)	$705,271	$599,218
2.625%, 03/31/2036 (D)	459,000	371,627
2.940%, 09/30/2040 (D)	266,287	217,205
Kinder Morgan, Inc.
3.250%, 08/01/2050	414,000	288,192
3.600%, 02/15/2051	344,000	253,281
Lundin Energy Finance BV
2.000%, 07/15/2026 (D)	2,031,000	1,814,020
3.100%, 07/15/2031 (D)	882,000	729,662
MPLX LP 4.950%, 03/14/2052	458,000	395,784
Ovintiv, Inc. 7.375%, 11/01/2031	202,000	222,065
Petroleos Mexicanos
2.378%, 04/15/2025	412,500	406,545
2.460%, 12/15/2025	1,134,350	1,112,432
Pioneer Natural Resources Company
1.900%, 08/15/2030	485,000	396,109
2.150%, 01/15/2031	580,000	477,531
Targa Resources Corp. 6.250%, 07/01/2052 (A)	443,000	444,397
Targa Resources Partners LP
4.000%, 01/15/2032	193,000	165,162
4.875%, 02/01/2031	672,000	612,597
5.500%, 03/01/2030	169,000	161,256
		13,081,433
Financials – 10.3%
Antares Holdings LP 3.750%, 07/15/2027 (D)	866,000	728,086
Ares Capital Corp. 3.200%, 11/15/2031	335,000	243,413
Athene Global Funding
1.730%, 10/02/2026 (D)	1,296,000	1,124,723
1.985%, 08/19/2028 (D)	716,000	594,457
2.500%, 03/24/2028 (D)	1,003,000	861,483
2.514%, 03/08/2024 (D)	1,172,000	1,133,117
2.646%, 10/04/2031 (D)	946,000	754,572
3.205%, 03/08/2027 (D)	1,430,000	1,300,507
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/2026	191,000	163,515
Banco Santander SA (1.722% to 9-14-26, then 1 Year CMT + 0.900%) 09/14/2027	800,000	694,382
Banco Santander SA (3.225% to 11-22-31, then 1 Year CMT + 1.600%) 11/22/2032	400,000	316,361
Bank of America Corp. 3.500%, 04/19/2026 (E)	146,000	142,240
Bank of America Corp. (1.530% to 12-6-24, then SOFR + 0.650%) 12/06/2025	2,036,000	1,894,386
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	2,275,000	2,038,921
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	1,727,000	1,535,123
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	479,000	382,620
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	806,000	681,169

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	$220,000	$186,591
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	2,194,000	1,841,902
Bank of America Corp. (2.972% to 2-4-32, then SOFR + 1.330%) 02/04/2033	230,000	195,942
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,139,000	1,135,266
Bank of America Corp. (3.384% to 4-2-25, then SOFR + 1.330%) 04/02/2026	2,657,000	2,575,442
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,590,000	1,480,700
Blackstone Private Credit Fund
2.350%, 11/22/2024 (D)	532,000	489,021
2.625%, 12/15/2026 (D)	408,000	341,834
3.250%, 03/15/2027 (D)	589,000	499,720
4.000%, 01/15/2029 (D)	912,000	747,336
Brighthouse Financial, Inc. 3.850%, 12/22/2051	283,000	192,461
Citigroup, Inc. (4.658% to 5-24-27, then SOFR + 1.887%) 05/24/2028	725,000	719,416
Citigroup, Inc. (4.910% to 5-24-32, then SOFR + 2.086%) 05/24/2033	1,249,000	1,232,420
Cooperatieve Rabobank UA (3.649% to 4-6-27, then 1 Year CMT + 1.220%) 04/06/2028 (D)	2,255,000	2,141,932
Cooperatieve Rabobank UA (3.758% to 4-6-32, then 1 Year CMT + 1.420%) 04/06/2033 (D)	1,069,000	964,658
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%) 01/07/2033	1,622,000	1,180,662
Enstar Group, Ltd. 3.100%, 09/01/2031	720,000	574,201
F&G Global Funding 2.000%, 09/20/2028 (D)	604,000	508,130
FS KKR Capital Corp. 3.250%, 07/15/2027	64,000	54,458
GA Global Funding Trust 0.800%, 09/13/2024 (D)	1,106,000	1,013,227
GE Capital International Funding Company 4.418%, 11/15/2035	218,000	203,611
Jackson Financial, Inc.
5.170%, 06/08/2027	421,000	417,352
5.670%, 06/08/2032	580,000	560,330
JPMorgan Chase & Co. (1.040% to 2-4-26, then 3 month CME Term SOFR + 0.695%) 02/04/2027	2,868,000	2,536,526
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	1,599,000	1,421,430
JPMorgan Chase & Co. (1.470% to 9-22-26, then SOFR + 0.765%) 09/22/2027	713,000	625,344
JPMorgan Chase & Co. (1.561% to 12-10-24, then SOFR + 0.605%) 12/10/2025	4,483,000	4,188,141
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026	$365,000	$341,302
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	879,000	781,491
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	179,000	170,444
JPMorgan Chase & Co. (4.323% to 4-26-27, then SOFR + 1.560%) 04/26/2028	1,442,000	1,418,245
JPMorgan Chase & Co. (4.565% to 6-14-29, then SOFR + 1.750%) 06/14/2030	725,000	711,771
JPMorgan Chase & Co. (4.586% to 4-26-32, then SOFR + 1.800%) 04/26/2033	441,000	433,168
KKR Group Finance Company XII LLC 4.850%, 05/17/2032 (D)	1,068,000	1,054,405
Liberty Mutual Group, Inc. 5.500%, 06/15/2052 (D)	434,000	411,077
Mitsubishi UFJ Financial Group, Inc. (0.953% to 7-19-24, then 1 Year CMT + 0.550%) 07/19/2025	1,359,000	1,268,121
Mitsubishi UFJ Financial Group, Inc. (1.538% to 7-20-26, then 1 Year CMT + 0.750%) 07/20/2027	516,000	455,734
Mitsubishi UFJ Financial Group, Inc. (1.640% to 10-13-26, then 1 Year CMT + 0.670%) 10/13/2027	772,000	680,454
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%) 07/20/2032	820,000	667,513
Mitsubishi UFJ Financial Group, Inc. (2.341% to 1-19-27, then 1 Year CMT + 0.830%) 01/19/2028	428,000	385,780
Mitsubishi UFJ Financial Group, Inc. (2.494% to 10-13-31, then 1 Year CMT + 0.970%) 10/13/2032	260,000	213,980
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	1,848,000	1,720,333
Morgan Stanley (0.791% to 1-22-24, then SOFR + 0.509%) 01/22/2025	2,122,000	2,005,874
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	570,000	525,779
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 12/10/2026	1,459,000	1,292,573
Morgan Stanley (1.512% to 7-20-26, then SOFR + 0.858%) 07/20/2027	1,115,000	977,888
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	851,000	689,397
Morgan Stanley (2.475% to 1-21-27, then SOFR + 1.000%) 01/21/2028	285,000	259,077
Morgan Stanley (4.210% to 4-20-27, then SOFR + 1.610%) 04/20/2028	424,000	414,526
Morgan Stanley Direct Lending Fund 4.500%, 02/11/2027 (D)	393,000	357,037
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) 09/30/2028	1,200,000	1,208,548
Nomura Holdings, Inc.
5.099%, 07/03/2025	1,190,000	1,195,169
5.386%, 07/06/2027	1,040,000	1,040,408
5.605%, 07/06/2029	1,190,000	1,190,808

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Owl Rock Capital Corp. 3.400%, 07/15/2026	$817,000	$717,573
Owl Rock Capital Corp. III 3.125%, 04/13/2027 (D)	676,000	577,247
Owl Rock Core Income Corp. 4.700%, 02/08/2027 (D)	240,000	218,923
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	993,000	826,927
Stewart Information Services Corp. 3.600%, 11/15/2031	386,000	320,172
Sumitomo Mitsui Financial Group, Inc.
1.402%, 09/17/2026	1,007,000	888,970
1.902%, 09/17/2028	1,730,000	1,466,435
The Bank of New York Mellon Corp. (4.289% to 6-13-32, then SOFR + 1.418%) 06/13/2033	1,448,000	1,416,481
The Goldman Sachs Group, Inc. 2.600%, 02/07/2030	371,000	316,432
The Goldman Sachs Group, Inc. (0.657% to 9-10-23, then SOFR + 0.505%) 09/10/2024	1,436,000	1,373,902
The Goldman Sachs Group, Inc. (0.925% to 10-21-23, then SOFR + 0.486%) 10/21/2024	2,872,000	2,746,367
The Goldman Sachs Group, Inc. (1.757% to 1-24-24, then SOFR + 0.730%) 01/24/2025	1,560,000	1,499,644
The Goldman Sachs Group, Inc. (1.948% to 10-21-26, then SOFR + 0.913%) 10/21/2027	710,000	628,387
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	496,000	408,722
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%) 02/24/2033	387,000	330,527
The Toronto-Dominion Bank 4.456%, 06/08/2032	870,000	860,286
Truist Financial Corp. (4.123% to 6-6-27, then SOFR + 1.368%) 06/06/2028	1,020,000	1,004,585
Trust Fibra Uno 6.390%, 01/15/2050 (D)	356,000	283,198
UBS Group AG (4.488% to 5-12-25, then 1 Year CMT + 1.550%) 05/12/2026 (D)	765,000	762,078
UBS Group AG (4.751% to 5-12-27, then 1 Year CMT + 1.750%) 05/12/2028 (D)	628,000	621,488
Wells Fargo & Company (3.526% to 3-24-27, then SOFR + 1.510%) 03/24/2028	2,994,000	2,835,759
Wells Fargo & Company (3.908% to 4-25-25, then SOFR + 1.320%) 04/25/2026	1,139,000	1,120,190
		85,712,323
Health care – 2.8%
AbbVie, Inc.
2.300%, 11/21/2022	893,000	891,223
3.200%, 11/21/2029	853,000	784,710
4.050%, 11/21/2039	339,000	302,297
4.250%, 11/21/2049	987,000	876,191
4.300%, 05/14/2036	208,000	195,376
4.450%, 05/14/2046	211,000	191,400
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Amgen, Inc. 3.000%, 01/15/2052	$318,000	$225,490
Astrazeneca Finance LLC 1.750%, 05/28/2028	1,010,000	891,034
AstraZeneca PLC 1.375%, 08/06/2030	289,000	237,216
Becton, Dickinson and Company 1.957%, 02/11/2031	226,000	182,422
Centene Corp.
2.450%, 07/15/2028	1,581,000	1,318,617
3.000%, 10/15/2030	313,000	259,399
Cigna Corp.
3.400%, 03/15/2050	146,000	111,436
4.900%, 12/15/2048	364,000	349,385
CSL Finance PLC
3.850%, 04/27/2027 (D)	143,000	141,653
4.050%, 04/27/2029 (D)	288,000	282,735
4.750%, 04/27/2052 (D)	538,000	513,995
CVS Health Corp.
3.000%, 08/15/2026	309,000	295,525
4.300%, 03/25/2028	652,000	645,102
5.050%, 03/25/2048	667,000	638,484
Danaher Corp.
2.600%, 10/01/2050	341,000	240,091
2.800%, 12/10/2051	228,000	164,247
DH Europe Finance II Sarl
2.050%, 11/15/2022	456,000	454,666
2.200%, 11/15/2024	785,000	753,025
Gilead Sciences, Inc.
2.600%, 10/01/2040	496,000	362,623
2.800%, 10/01/2050	462,000	322,402
4.000%, 09/01/2036	256,000	239,035
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/2027 to 03/24/2029 (D)	1,243,000	1,176,311
3.625%, 03/24/2032 (D)	1,068,000	987,004
4.000%, 03/24/2052 (D)	484,000	414,407
HCA, Inc.
3.500%, 09/01/2030	312,000	265,422
4.625%, 03/15/2052 (D)	311,000	248,819
Pfizer, Inc.
1.750%, 08/18/2031	579,000	484,206
2.550%, 05/28/2040	996,000	779,752
Roche Holdings, Inc.
2.076%, 12/13/2031 (D)	985,000	839,648
2.607%, 12/13/2051 (D)	401,000	291,153
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	235,000	232,370
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051	828,000	643,527
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	777,000	649,894
3.025%, 07/09/2040	354,000	272,454
3.175%, 07/09/2050	363,000	271,690
4.400%, 11/26/2023	578,000	582,323
Thermo Fisher Scientific, Inc.
1.750%, 10/15/2028	288,000	251,784
2.000%, 10/15/2031	484,000	405,779
2.800%, 10/15/2041	459,000	360,521
UnitedHealth Group, Inc.
2.750%, 05/15/2040	220,000	171,348
2.900%, 05/15/2050	509,000	381,202
3.050%, 05/15/2041	149,000	120,088
3.250%, 05/15/2051	779,000	611,242

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
4.000%, 05/15/2029	$440,000	$435,821
4.200%, 05/15/2032	294,000	293,760
4.625%, 07/15/2035	199,000	201,948
4.750%, 05/15/2052	30,000	29,985
		23,272,237
Industrials – 1.7%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	270,720	229,712
AerCap Ireland Capital DAC 1.150%, 10/29/2023	1,841,000	1,754,146
Burlington Northern Santa Fe LLC 4.450%, 01/15/2053	436,000	421,668
Canadian Pacific Railway Company
1.350%, 12/02/2024	710,000	667,899
1.750%, 12/02/2026	137,000	123,982
2.450%, 12/02/2031	117,000	100,103
3.000%, 12/02/2041	141,000	110,290
Crowley Conro LLC 4.181%, 08/15/2043	487,195	494,299
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	1,162,000	1,129,072
4.750%, 10/20/2028 (D)	1,687,000	1,593,503
John Deere Capital Corp.
2.125%, 03/07/2025	430,000	415,195
2.350%, 03/08/2027	714,000	668,846
Northrop Grumman Corp. 4.400%, 05/01/2030	1,015,000	1,013,530
Parker-Hannifin Corp.
4.250%, 09/15/2027	870,000	863,925
4.500%, 09/15/2029	581,000	578,123
Quanta Services, Inc. 0.950%, 10/01/2024	570,000	527,167
The Boeing Company
2.196%, 02/04/2026	1,085,000	977,982
3.250%, 02/01/2035	351,000	265,588
3.750%, 02/01/2050	627,000	442,433
Union Pacific Corp.
2.400%, 02/05/2030	562,000	496,924
2.800%, 02/14/2032	714,000	635,549
3.375%, 02/14/2042	344,000	286,338
3.500%, 02/14/2053	485,000	395,024
		14,191,298
Information technology – 2.3%
Advanced Micro Devices, Inc.
3.924%, 06/01/2032	921,000	906,435
4.393%, 06/01/2052	436,000	424,301
Apple, Inc.
2.375%, 02/08/2041	232,000	177,459
2.550%, 08/20/2060	41,000	28,078
2.650%, 05/11/2050 to 02/08/2051	636,000	469,003
2.800%, 02/08/2061	204,000	146,431
Broadcom, Inc.
2.450%, 02/15/2031 (D)	500,000	401,719
3.150%, 11/15/2025	374,000	360,173
3.419%, 04/15/2033 (D)	1,361,000	1,125,199
3.469%, 04/15/2034 (D)	639,000	520,061
4.000%, 04/15/2029 (D)	573,000	530,939
4.150%, 11/15/2030	338,000	309,680
4.150%, 04/15/2032 (D)	430,000	388,206
4.926%, 05/15/2037 (D)	456,000	408,823
Dell International LLC
3.375%, 12/15/2041 (D)	710,000	507,221
3.450%, 12/15/2051 (D)	853,000	577,123
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Dell International LLC (continued)
4.900%, 10/01/2026	$146,000	$146,052
6.100%, 07/15/2027 (E)	291,000	305,101
Global Payments, Inc. 1.500%, 11/15/2024	374,000	351,093
HP, Inc.
2.200%, 06/17/2025	668,000	631,270
4.000%, 04/15/2029	1,003,000	939,697
4.200%, 04/15/2032	1,003,000	895,313
Intel Corp. 2.800%, 08/12/2041	747,000	569,874
KLA Corp.
3.300%, 03/01/2050	683,000	540,934
4.650%, 07/15/2032	739,000	753,883
4.950%, 07/15/2052	266,000	267,564
5.250%, 07/15/2062	355,000	365,936
NXP BV
2.650%, 02/15/2032	591,000	485,474
3.250%, 05/11/2041	313,000	235,602
3.400%, 05/01/2030	396,000	349,322
4.400%, 06/01/2027	347,000	341,597
5.000%, 01/15/2033	867,000	846,090
VMware, Inc.
0.600%, 08/15/2023	1,399,000	1,352,089
1.000%, 08/15/2024	994,000	929,824
1.400%, 08/15/2026	1,000,000	884,711
1.800%, 08/15/2028	172,000	142,839
4.700%, 05/15/2030	574,000	553,444
Xilinx, Inc. 2.375%, 06/01/2030	245,000	216,037
		19,384,597
Materials – 0.5%
Anglo American Capital PLC
3.875%, 03/16/2029 (D)	641,000	589,517
4.750%, 03/16/2052 (D)	470,000	403,593
Freeport-McMoRan, Inc.
5.250%, 09/01/2029	1,310,000	1,251,050
5.450%, 03/15/2043	443,000	409,797
Glencore Finance Canada, Ltd.
6.000%, 11/15/2041 (D)	36,000	34,967
6.900%, 11/15/2037 (D)	331,000	369,752
Rohm and Haas Company 7.850%, 07/15/2029	364,000	432,241
The Dow Chemical Company
3.600%, 11/15/2050	291,000	222,153
7.375%, 11/01/2029	383,000	444,530
Westlake Corp. 3.600%, 08/15/2026	313,000	304,707
		4,462,307
Real estate – 1.7%
Agree LP
2.000%, 06/15/2028	624,000	532,783
2.600%, 06/15/2033	142,000	112,441
American Campus Communities Operating Partnership LP 2.250%, 01/15/2029	376,000	348,177
American Homes 4 Rent LP
3.625%, 04/15/2032	573,000	502,285
4.300%, 04/15/2052	258,000	207,779
American Tower Corp.
2.700%, 04/15/2031	228,000	187,633
3.650%, 03/15/2027	716,000	679,936
Brixmor Operating Partnership LP
2.250%, 04/01/2028	200,000	171,508
2.500%, 08/16/2031	347,000	272,104

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Crown Castle International Corp.
1.050%, 07/15/2026	$858,000	$742,380
2.100%, 04/01/2031	591,000	470,065
2.900%, 03/15/2027 to 04/01/2041	1,082,000	968,565
3.300%, 07/01/2030	494,000	435,666
4.000%, 03/01/2027	143,000	138,919
Essex Portfolio LP
1.700%, 03/01/2028	750,000	644,412
2.550%, 06/15/2031	295,000	246,586
Extra Space Storage LP
2.350%, 03/15/2032	258,000	204,513
3.900%, 04/01/2029	286,000	267,818
Federal Realty Investment Trust 3.950%, 01/15/2024	396,000	395,161
GLP Capital LP 5.300%, 01/15/2029	289,000	276,027
Invitation Homes Operating Partnership LP 4.150%, 04/15/2032	573,000	520,245
Mid-America Apartments LP
3.950%, 03/15/2029	288,000	275,002
4.000%, 11/15/2025	351,000	348,505
4.300%, 10/15/2023	294,000	295,690
Realty Income Corp.
2.200%, 06/15/2028	307,000	269,185
2.850%, 12/15/2032	416,000	357,568
3.400%, 01/15/2028	304,000	287,177
Regency Centers LP 2.950%, 09/15/2029	622,000	546,520
Rexford Industrial Realty LP 2.150%, 09/01/2031	318,000	249,984
Spirit Realty LP 3.400%, 01/15/2030	203,000	175,783
STORE Capital Corp.
2.700%, 12/01/2031	199,000	159,327
2.750%, 11/18/2030	508,000	414,019
4.500%, 03/15/2028	1,082,000	1,055,637
4.625%, 03/15/2029	366,000	357,090
Sun Communities Operating LP
2.300%, 11/01/2028	286,000	244,647
4.200%, 04/15/2032	573,000	520,942
		13,882,079
Utilities – 2.2%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	199,000	168,543
Baltimore Gas and Electric Company 2.250%, 06/15/2031	427,000	363,492
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	315,000	269,872
Consumers Energy Company
2.500%, 05/01/2060	243,000	157,331
2.650%, 08/15/2052	315,000	220,549
DTE Electric Company
2.950%, 03/01/2050	499,000	380,674
3.650%, 03/01/2052	228,000	196,702
DTE Energy Company 1.050%, 06/01/2025	300,000	275,931
Duke Energy Carolinas LLC
2.550%, 04/15/2031	289,000	252,703
2.850%, 03/15/2032	529,000	469,363
3.550%, 03/15/2052	382,000	317,304
Duke Energy Corp.
2.550%, 06/15/2031	342,000	284,114
3.500%, 06/15/2051	86,000	64,834
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp. (continued)
3.750%, 09/01/2046	$86,000	$67,725
Duke Energy Florida LLC 2.400%, 12/15/2031	425,000	363,428
Duke Energy Progress LLC 2.500%, 08/15/2050	430,000	293,644
Entergy Arkansas LLC 2.650%, 06/15/2051	383,000	265,423
Eversource Energy
1.400%, 08/15/2026	241,000	215,173
3.375%, 03/01/2032	574,000	516,056
4.600%, 07/01/2027	738,000	743,903
Exelon Corp. 4.100%, 03/15/2052 (D)	200,000	172,415
Florida Power & Light Company 2.450%, 02/03/2032	741,000	645,667
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	278,000	248,667
ITC Holdings Corp. 2.700%, 11/15/2022	579,000	576,826
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	467,000	397,209
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	502,000	493,788
MidAmerican Energy Company 2.700%, 08/01/2052	369,000	264,835
Mississippi Power Company
3.100%, 07/30/2051	512,000	361,859
3.950%, 03/30/2028	511,000	497,268
4.250%, 03/15/2042	196,000	170,734
NextEra Energy Capital Holdings, Inc.
4.625%, 07/15/2027	591,000	599,068
5.000%, 07/15/2032	266,000	272,517
Northern States Power Company 3.200%, 04/01/2052	288,000	226,190
NSTAR Electric Company
3.100%, 06/01/2051	264,000	202,086
4.550%, 06/01/2052	347,000	337,519
Oncor Electric Delivery Company LLC 2.700%, 11/15/2051	273,000	199,500
Pacific Gas & Electric Company
2.100%, 08/01/2027	228,000	191,125
3.950%, 12/01/2047	619,000	428,766
4.200%, 06/01/2041	247,000	180,870
4.500%, 07/01/2040	146,000	113,153
4.750%, 02/15/2044	143,000	109,623
4.950%, 07/01/2050	576,000	459,597
PacifiCorp 3.300%, 03/15/2051	222,000	173,563
PECO Energy Company
2.850%, 09/15/2051	514,000	376,889
4.600%, 05/15/2052 (E)	285,000	285,159
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	416,000	385,943
Public Service Company of Oklahoma
2.200%, 08/15/2031	284,000	236,761
3.150%, 08/15/2051	288,000	211,075
Public Service Electric & Gas Company
1.900%, 08/15/2031	571,000	474,838
2.050%, 08/01/2050	119,000	74,065
2.700%, 05/01/2050	232,000	166,268
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	329,000	261,305
2.450%, 11/15/2031	368,000	307,017

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company 4.125%, 03/01/2048	$320,000	$263,266
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	450,000	355,718
The AES Corp. 1.375%, 01/15/2026	617,000	544,145
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	202,000	198,665
Virginia Electric and Power Company
2.450%, 12/15/2050	166,000	111,532
2.950%, 11/15/2051	427,000	315,544
4.625%, 05/15/2052	289,000	279,650
Xcel Energy, Inc. 4.600%, 06/01/2032	433,000	429,431
		18,486,880
TOTAL CORPORATE BONDS (Cost $262,572,282)		$234,419,338
MUNICIPAL BONDS – 0.4%
Board of Regents of the University of Texas 2.439%, 08/15/2049	285,000	204,549
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	967,150
North Texas Tollway Authority 6.718%, 01/01/2049 (E)	697,000	939,026
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	555,193
The Ohio State University 4.800%, 06/01/2111	464,000	465,266
TOTAL MUNICIPAL BONDS (Cost $3,491,231)		$3,131,184
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.8%
Commercial and residential – 4.5%
3650R Commercial Mortgage Trust Series 2021-PF1, Class A5 2.522%, 11/15/2054	465,000	402,813
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (D)(F)	23,162	23,081
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	145,876	140,335
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	109,979	105,128
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	536,115	456,980
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	108,000	101,175
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	214,000	214,746
Series 2022-C16, Class A5, 4.600%, 06/15/2055 (F)	252,000	257,363
Benchmark Mortgage Trust
Series 2021-B31, Class A5, 2.669%, 12/15/2054	141,000	123,187
Series 2022-B35, Class A5, 4.594%, 05/15/2055 (F)	418,000	422,863
BMO Mortgage Trust Series 2022-C2, Class A5 4.974%, 07/15/2054 (A)(F)	558,000	577,937
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	$397,782	$392,566
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 2.024%, 09/15/2036 (B)(D)	2,021,000	1,949,213
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 2.013%, 10/15/2038 (B)(D)	932,529	888,034
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	295,381	289,713
Citigroup Commercial Mortgage Trust Series 2022-GC48, Class A5 4.580%, 05/15/2054 (F)	561,000	577,463
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	694,187	609,554
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	760,729	658,730
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	240,768	240,457
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (F)	15,000	14,982
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	1,838,000	1,841,965
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	1,394,000	1,387,208
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	730,000	717,584
Series 2015-LC19, Class A3, 2.922%, 02/10/2048	892,229	865,174
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	379,000	369,860
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A2, 3.067%, 06/15/2052	342,000	314,242
Series 2021-C20, Class A3, 2.805%, 03/15/2054	234,000	206,428
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 2.079%, 10/15/2038 (B)(D)	787,000	751,423
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	412,000	410,820
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	967,530
Series 2020-GC47, Class A5, 2.377%, 05/12/2053	283,000	245,956
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	995,000	816,288
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	804,172	786,919
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.664%, 07/15/2045	602,000	599,312

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust (continued)
Series 2013-C17, Class A4, 4.199%, 01/15/2047	$202,000	$201,768
Series 2014-C23, Class A4, 3.670%, 09/15/2047	338,301	333,887
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,606,885	1,555,027
Series 2015-C30, Class A5, 3.822%, 07/15/2048	535,000	528,226
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	902,000	897,804
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	198,000	188,754
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 2.275%, 11/15/2038 (B)(D)	1,273,000	1,217,056
Mello Warehouse Securitization Trust
Series 2020-2, Class A (1 month LIBOR + 0.800%), 2.424%, 11/25/2053 (B)(D)	148,800	147,801
Series 2021-1, Class A (1 month LIBOR + 0.700%), 1.368%, 02/25/2055 (B)(D)	288,000	283,009
Series 2021-2, Class A (1 month LIBOR + 0.750%), 2.374%, 04/25/2055 (B)(D)	786,000	774,507
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	337,099	305,560
Morgan Stanley Capital I Trust
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	557,000	463,916
Series 2022-L8, Class A5, 3.922%, 04/15/2055 (F)	296,000	283,542
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	165,307	159,811
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 2.374%, 05/25/2055 (B)(D)	1,888,000	1,867,544
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	90,752	90,388
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	274,490	267,198
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	239,388	231,901
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	303,587	285,177
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	727,168	652,701
Verus Securitization Trust
Series 2019-4, Class A1 (2.642% to 10-25-23, then 3.642% thereafter), 2.642%, 11/25/2059 (D)	318,333	316,578
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(F)	190,433	189,959
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(F)	$152,024	$148,354
Series 2020-1, Class A1 (2.417% to 1-25-24, then 3.417% thereafter), 2.417%, 01/25/2060 (D)	321,638	315,606
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	161,091	158,258
Series 2020-5, Class A1 (1.218% to 10-25-24, then 2.218% thereafter), 1.218%, 05/25/2065 (D)	120,325	114,060
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	388,341	354,479
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	733,801	663,293
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	536,099	473,815
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	643,137	562,852
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	2,350,801	2,044,848
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	949,921	853,416
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	686,066	617,623
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	364,114	354,677
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	359,572	341,920
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	273,080	263,741
		37,236,085
U.S. Government Agency – 4.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,113,477	1,058,394
Series 4205, Class PA, 1.750%, 05/15/2043	344,021	316,126
Series 4426, Class QC, 1.750%, 07/15/2037	559,883	530,644
Series 4705, Class A, 4.500%, 09/15/2042	10,892	10,887
Series 4742, Class PA, 3.000%, 10/15/2047	975,769	939,071
Series 4763, Class CA, 3.000%, 09/15/2038	186,334	180,427
Series 4767, Class KA, 3.000%, 03/15/2048	596,053	577,084
Series 4846, Class PF (1 month LIBOR + 0.350%), 1.674%, 12/15/2048 (B)	87,036	86,179
Series 4880, Class DA, 3.000%, 05/15/2050	728,788	705,042
Series 5091, Class AB, 1.500%, 03/25/2051	1,194,326	1,037,013
Series 5119, Class AB, 1.500%, 08/25/2049	465,813	405,982
Series 5182, Class M, 2.500%, 05/25/2049	540,573	502,302
Series 5201, Class CA, 2.500%, 07/25/2048	819,712	768,809

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5217, Class CD, 2.500%, 07/25/2049	$719,409	$693,141
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	387,603	353,467
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,388,887	1,287,232
Series 2013-43, Class BP, 1.750%, 05/25/2043	442,235	406,699
Series 2014-73, Class MA, 2.500%, 11/25/2044	262,412	248,047
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,615,953	1,532,056
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,631,326	1,538,401
Series 2016-57, Class PC, 1.750%, 06/25/2046	3,069,679	2,750,072
Series 2017-13, Class PA, 3.000%, 08/25/2046	606,583	589,506
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	308,144	300,584
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,038,987	1,005,089
Series 2018-15, Class AB, 3.000%, 03/25/2048	239,393	233,462
Series 2018-8, Class KL, 2.500%, 03/25/2047	541,730	504,626
Series 2019-15, Class AB, 3.500%, 05/25/2053	1,190,847	1,190,582
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,023,601	998,556
Series 2019-35, Class A, 3.000%, 07/25/2049	371,668	356,155
Series 2020-48, Class AB, 2.000%, 07/25/2050	490,840	449,204
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,473,177	1,321,841
Series 2021-27, Class EC, 1.500%, 05/25/2051	2,026,094	1,763,003
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,132,932	1,021,290
Series 2022-11, Class A, 2.500%, 07/25/2047	1,755,396	1,662,999
Series 414, Class A35, 3.500%, 10/25/2042	1,219,396	1,210,682
Government National Mortgage Association
Series 2012-141, Class WA, 4.526%, 11/16/2041 (F)	194,515	199,010
Series 2017-167, Class BQ, 2.500%, 08/20/2044	537,940	518,529
Series 2018-11, Class PC, 2.750%, 12/20/2047	530,104	507,008
Series 2019-132, Class NA, 3.500%, 09/20/2049	320,459	319,185
Series 2019-31, Class JC, 3.500%, 03/20/2049	314,458	311,525
Series 2021-23, Class MG, 1.500%, 02/20/2051	1,388,790	1,240,893
Series 2022-107, Class C, 2.500%, 06/20/2051	2,289,000	1,973,945
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-31, Class GH, 2.500%, 12/20/2049	$1,585,247	$1,496,685
Series 2022-84, Class A, 2.500%, 01/20/2052	666,031	622,552
		35,723,986
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,765,797)		$72,960,071
ASSET BACKED SECURITIES – 10.6%
Ally Auto Receivables Trust Series 2022-1, Class A3 3.310%, 11/15/2026	783,000	776,782
American Express Credit Account Master Trust Series 2022-2, Class A 3.390%, 05/15/2027	4,409,000	4,399,829
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class A3 2.450%, 11/18/2026	259,000	251,662
Series 2022-2, Class A3 4.380%, 04/18/2028	655,000	660,836
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	678,000	645,999
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	494,000	469,657
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	1,415,000	1,261,341
BA Credit Card Trust Series 2022-A1, Class A1 3.530%, 11/15/2027	1,244,000	1,244,216
Barclays Dryrock Issuance Trust Series 2022-1, Class A 3.070%, 02/15/2028	1,671,000	1,644,890
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.390%, 07/15/2030	1,000,000	872,972
Series 2022-A2, Class A 3.490%, 05/15/2027	2,779,000	2,780,753
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 3.274%, 11/26/2046 (B)(D)	383,301	379,532
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	267,610	256,749
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	463,863	449,643
Series 2021-A, Class A2 1.600%, 07/25/2051 (D)	607,709	537,658
Ford Credit Auto Lease Trust
Series 2022-A, Class A3 3.230%, 05/15/2025	1,557,000	1,550,476
Series 2022-A, Class A4 3.370%, 07/15/2025	599,000	593,775
Ford Credit Auto Owner Trust
Series 2020-2, Class A 1.060%, 04/15/2033 (D)	451,000	407,886
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	2,096,000	2,069,211

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2022-A, Class A3 1.290%, 06/15/2026	$411,000	$394,444
Series 2022-B, Class A4 3.930%, 08/15/2027	688,000	689,347
GM Financial Automobile Leasing Trust
Series 2022-2, Class A3 3.420%, 06/20/2025	629,000	625,410
Series 2022-2, Class A4 3.540%, 05/20/2026	689,000	682,499
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3 3.100%, 02/16/2027	1,782,000	1,764,368
Series 2022-2, Class A4 3.250%, 04/17/2028	951,000	929,590
Hertz Vehicle Financing LLC
Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	1,229,000	1,083,522
Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	1,683,000	1,576,206
Series 2022-2A, Class A 2.330%, 06/26/2028 (D)	1,490,000	1,348,320
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	895,000	877,827
Series 2022-5A, Class A 3.890%, 09/25/2028 (D)	1,485,000	1,431,111
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	549,000	504,291
Series 2022-A, Class A3 2.220%, 10/15/2026	1,004,000	972,275
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	324,626
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 2.924%, 10/15/2031 (B)(D)	470,000	463,680
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 3.474%, 12/15/2045 (B)(D)	303,193	306,996
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	1,486,770	1,366,148
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	11,965	11,964
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	51,924	51,816
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	702,542	700,973
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	599,330	585,036
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,331,458	1,277,534
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	740,934	705,935
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	480,663	451,923
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	128,422	120,403
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	514,021	482,061
Series 2020-HA, Class A 1.310%, 01/15/2069 (D)	394,355	367,555
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	$203,184	$185,979
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	286,965	260,554
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	1,168,464	1,076,651
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	1,963,707	1,761,169
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	971,098	850,530
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	687,750	608,046
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	2,318,869	2,159,756
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,092,953	1,057,303
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,151,897	1,024,615
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 1.364%, 10/27/2036 (B)	894,876	863,562
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 1.344%, 01/25/2037 (B)	875,283	848,347
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 1.294%, 10/25/2033 (B)	2,706,001	2,621,945
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 2.196%, 03/23/2037 (B)	2,629,732	2,540,817
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 2.216%, 12/24/2035 (B)	1,800,137	1,789,985
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 2.276%, 03/22/2032 (B)	465,632	440,763
Nissan Auto Lease Trust Series 2022-A, Class A3 3.810%, 05/15/2025	1,175,000	1,175,425
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	1,878,000	1,851,391
Series 2022-3, Class A3 3.400%, 12/15/2026	722,000	717,154
SLM Student Loan Trust Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 1.244%, 07/25/2022 (B)	2,475,848	2,415,207
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	102,197	98,792
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 2.774%, 02/17/2032 (B)(D)	40,149	39,996
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 2.424%, 09/15/2034 (B)(D)	276,975	276,438
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	157,802	155,446
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	343,756	336,315
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	984,079	891,968

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	$911,883	$830,522
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	2,792,001	2,561,566
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,273,322	2,009,582
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	584,673	542,362
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 2.124%, 01/15/2053 (B)(D)	1,275,000	1,228,634
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	1,909,400	1,770,962
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,303,403	1,213,690
Series 2022-A, Class APT 2.850%, 11/16/2054 (D)	871,221	806,020
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	31,867	31,235
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	318,236	317,208
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	105,593	100,518
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	352,441	320,505
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	798,892	720,151
Synchrony Card Funding LLC Series 2022-A1, Class A 3.370%, 04/15/2028	1,072,000	1,064,050
Toyota Auto Loan Extended Note Trust Series 2022-1A, Class A 3.820%, 04/25/2035 (D)	3,331,000	3,287,323
Toyota Auto Receivables Owner Trust
Series 2021-D, Class A3 0.710%, 04/15/2026	291,000	277,159
Series 2022-B, Class A4 3.110%, 08/16/2027	709,000	694,853
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	448,609	398,953
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	577,000	545,320
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	1,226,000	1,214,846
World Omni Automobile Lease Securitization Trust
Series 2022-A, Class A3 3.210%, 02/18/2025	669,000	665,405
Series 2022-A, Class A4 3.340%, 06/15/2027	394,000	391,601
TOTAL ASSET BACKED SECURITIES (Cost $92,337,849)		$88,390,346
Core Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.4%
Short-term funds – 4.4%
John Hancock Collateral Trust, 1.4215% (G)(H)	70,507	$704,812
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (G)	36,135,713	36,135,713
TOTAL SHORT-TERM INVESTMENTS (Cost $36,840,555)		$36,840,525
Total Investments (Core Bond Trust) (Cost $962,191,980) – 107.0%		$890,881,471
Other assets and liabilities, net – (7.0%)		(58,099,129)
TOTAL NET ASSETS – 100.0%		$832,782,342
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $114,917,763 or 13.8% of the fund's net assets as of 6-30-22.
(E)	All or a portion of this security is on loan as of 6-30-22.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.3%
Provincia de Buenos Aires (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$756,976	$224,015
Republic of Argentina
1.000%, 07/09/2029	59,073	13,433
(0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	598,627	140,488
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	526,571	113,410
		491,346

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	2,808,000	$522,647
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,285
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,879,404)			$1,019,278
CORPORATE BONDS – 82.7%
Communication services – 12.1%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)		$719,050	762,351
Allen Media LLC 10.500%, 02/15/2028 (A)		1,470,000	758,726
Altice Financing SA 5.750%, 08/15/2029 (A)		780,000	625,950
Altice France Holding SA 10.500%, 05/15/2027 (A)		640,000	537,050
Altice France SA 5.125%, 07/15/2029 (A)		590,000	445,450
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (A)(B)		1,050,000	697,148
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)		220,000	175,475
4.500%, 08/15/2030 (A)		620,000	514,772
4.500%, 05/01/2032		1,530,000	1,238,841
4.750%, 02/01/2032 (A)		540,000	442,152
Charter Communications Operating LLC 6.484%, 10/23/2045		230,000	223,599
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)		760,000	546,486
CSC Holdings LLC
4.125%, 12/01/2030 (A)		240,000	187,200
5.000%, 11/15/2031 (A)		330,000	222,432
5.750%, 01/15/2030 (A)		300,000	218,259
6.500%, 02/01/2029 (A)		800,000	722,504
Directv Financing LLC 5.875%, 08/15/2027 (A)		710,000	605,680
DISH DBS Corp.
5.125%, 06/01/2029		1,000,000	607,640
5.750%, 12/01/2028 (A)		900,000	666,369
5.875%, 11/15/2024		500,000	421,250
7.750%, 07/01/2026		870,000	678,165
Gannett Holdings LLC 6.000%, 11/01/2026 (A)(B)		620,000	519,250
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)		190,000	156,575
5.250%, 08/15/2027 (A)		410,000	350,890
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)		480,000	378,000
4.625%, 06/01/2028 (A)		350,000	317,310
News Corp. 3.875%, 05/15/2029 (A)		420,000	362,656
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (A)		600,000	452,976
Playtika Holding Corp. 4.250%, 03/15/2029 (A)		490,000	404,250
Sprint Capital Corp. 8.750%, 03/15/2032		115,000	138,400
Sprint Corp.
7.625%, 02/15/2025		510,000	531,582
7.875%, 09/15/2023		670,000	690,629
Switch, Ltd.
3.750%, 09/15/2028 (A)		280,000	276,962
4.125%, 06/15/2029 (A)		260,000	257,359
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Time Warner Cable LLC 7.300%, 07/01/2038	$220,000	$229,715
T-Mobile USA, Inc. 3.500%, 04/15/2031	840,000	725,281
UPC Holding BV 5.500%, 01/15/2028 (A)	430,000	367,594
Urban One, Inc. 7.375%, 02/01/2028 (A)	340,000	291,125
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	226,129
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	295,037
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	470,000	388,910
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	910,000	735,144
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	330,000	277,200
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (A)	700,000	586,350
		20,256,823
Consumer discretionary – 16.2%
Academy, Ltd. 6.000%, 11/15/2027 (A)	250,000	228,438
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	511,000	456,068
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	877,299
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	552,617	627,220
Bath & Body Works, Inc.
5.250%, 02/01/2028	920,000	776,204
6.625%, 10/01/2030 (A)	180,000	155,473
7.500%, 06/15/2029	160,000	145,633
9.375%, 07/01/2025 (A)	340,000	344,913
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	680,000	151,382
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	500,000	432,970
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)(B)	600,000	466,500
6.250%, 07/01/2025 (A)	360,000	346,943
Carnival Corp.
5.750%, 03/01/2027 (A)	690,000	498,373
6.000%, 05/01/2029 (A)	460,000	323,201
10.500%, 06/01/2030 (A)	470,000	386,815
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	720,000	536,136
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	640,000	520,483
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)	350,000	255,500
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)(B)	410,000	302,785
Empire Communities Corp. 7.000%, 12/15/2025 (A)	650,000	513,500
Fertitta Entertainment LLC
4.625%, 01/15/2029 (A)	700,000	596,750
6.750%, 01/15/2030 (A)	260,000	199,550
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,919	341
Foot Locker, Inc. 4.000%, 10/01/2029 (A)	640,000	484,029

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Company
3.250%, 02/12/2032	$400,000	$299,160
9.000%, 04/22/2025	670,000	718,495
Ford Motor Credit Company LLC
4.000%, 11/13/2030	810,000	656,307
4.950%, 05/28/2027	330,000	306,488
5.113%, 05/03/2029	1,100,000	986,121
5.125%, 06/16/2025	460,000	439,263
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)	1,160,000	927,161
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	410,000	364,260
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	340,000	204,182
NCL Corp., Ltd.
5.875%, 03/15/2026 to 02/15/2027 (A)	2,330,000	1,920,638
7.750%, 02/15/2029 (A)	610,000	466,650
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	300,000	276,474
Nordstrom, Inc. 5.000%, 01/15/2044	700,000	498,750
Party City Holdings, Inc. 8.750%, 02/15/2026 (A)	700,000	470,750
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	225,128
Rent-A-Center, Inc. 6.375%, 02/15/2029 (A)(B)	620,000	483,600
Royal Caribbean Cruises, Ltd. 5.500%, 08/31/2026 (A)	640,000	475,200
Sands China, Ltd. 5.400%, 08/08/2028	200,000	154,000
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	361,270
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	282,743
StoneMor, Inc. 8.500%, 05/15/2029 (A)	790,000	699,150
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	248,337
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	270,000	212,212
7.875%, 05/01/2029 (A)	750,000	494,265
TopBuild Corp. 3.625%, 03/15/2029 (A)	550,000	432,994
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	170,000	127,003
7.000%, 02/15/2029 (A)(B)	1,020,000	763,796
13.000%, 05/15/2025 (A)	910,000	932,581
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,345,000	1,080,721
WW International, Inc. 4.500%, 04/15/2029 (A)(B)	800,000	532,760
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)	310,000	230,521
5.125%, 12/15/2029 (A)(B)	260,000	161,080
5.625%, 08/26/2028 (A)	920,000	566,720
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)	480,000	467,165
		27,092,451
Consumer staples – 0.9%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	290,000	289,029
Edgewell Personal Care Company 4.125%, 04/01/2029 (A)	340,000	280,625
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	$590,000	$498,786
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	433,100
		1,501,540
Energy – 12.0%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	430,000	392,083
Apache Corp. 7.750%, 12/15/2029	310,000	327,050
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,290,000	1,135,200
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	670,000	603,043
7.625%, 12/15/2025 (A)	310,000	293,002
Cheniere Energy Partners LP 4.000%, 03/01/2031	470,000	399,641
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	80,000	76,182
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	621,600
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,320,000	1,156,650
Comstock Resources, Inc. 5.875%, 01/15/2030 (A)	380,000	326,800
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	274,400
6.750%, 09/15/2037 (A)	590,000	561,238
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (A)(B)	260,000	246,025
Endeavor Energy Resources LP
5.750%, 01/30/2028 (A)	150,000	142,898
6.625%, 07/15/2025 (A)	320,000	321,568
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (D)	180,000	159,105
EQM Midstream Partners LP
4.000%, 08/01/2024	120,000	111,395
4.750%, 01/15/2031 (A)	230,000	183,425
5.500%, 07/15/2028	560,000	483,488
6.000%, 07/01/2025 (A)	240,000	230,083
6.500%, 07/01/2027 (A)	220,000	204,556
6.500%, 07/15/2048	510,000	388,875
7.500%, 06/01/2030 (A)	360,000	345,832
Hilcorp Energy I LP 6.250%, 04/15/2032 (A)	530,000	465,441
Howard Midstream Energy Partners LLC 6.750%, 01/15/2027 (A)	610,000	525,517
MEG Energy Corp. 7.125%, 02/01/2027 (A)	830,000	835,876
Neptune Energy Bondco PLC 6.625%, 05/15/2025 (A)	250,000	240,000
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	801,125
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)	990,000	915,750
Occidental Petroleum Corp.
4.100%, 02/15/2047	120,000	92,250
4.400%, 04/15/2046	180,000	145,438
6.125%, 01/01/2031	330,000	334,430
6.600%, 03/15/2046	390,000	414,180
8.875%, 07/15/2030	490,000	562,558
Penn Virginia Holdings LLC 9.250%, 08/15/2026 (A)	1,310,000	1,257,259

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV
5.750%, 02/01/2029	$100,000	$96,973
6.850%, 06/05/2115 (B)	410,000	336,434
Range Resources Corp.
4.750%, 02/15/2030 (A)(B)	440,000	394,605
8.250%, 01/15/2029	490,000	499,561
Southwestern Energy Company 4.750%, 02/01/2032	470,000	401,627
Summit Midstream Holdings LLC 8.500%, 10/15/2026 (A)	320,000	287,302
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	730,000	605,900
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033 (A)	530,000	437,250
Western Midstream Operating LP
3.600%, 02/01/2025	530,000	488,263
3.950%, 06/01/2025	110,000	103,813
5.500%, 08/15/2048	580,000	472,700
5.750%, 02/01/2050	530,000	425,621
		20,124,012
Financials – 9.0%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	200,000	165,964
AFC Gamma, Inc. 5.750%, 05/01/2027 (A)	530,000	464,471
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	710,000	528,950
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(D)	200,000	198,000
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)	380,000	373,350
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)	390,000	386,080
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	630,000	551,013
6.875%, 04/15/2030 (A)	500,000	439,410
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)	180,000	167,103
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)	410,000	382,641
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)(B)	540,000	303,267
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (A)	420,000	346,500
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)	340,000	348,150
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(D)	430,000	355,287
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) 09/12/2025 (A)(D)	200,000	173,770
Credit Suisse Group AG (9.750% to 12-23-27, then 5 Year CMT + 6.383%) 06/23/2027 (A)(D)	560,000	571,900
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	457,708
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
FirstCash, Inc. (continued)
5.625%, 01/01/2030 (A)	$440,000	$379,936
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,051,318	1,553,873
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (A)	945,962	913,326
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (A)	460,000	336,930
Jane Street Group 4.500%, 11/15/2029 (A)	320,000	284,800
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	371,368
4.750%, 06/15/2029 (A)	300,000	230,828
LD Holdings Group LLC
6.125%, 04/01/2028 (A)(B)	380,000	231,682
6.500%, 11/01/2025 (A)	700,000	476,000
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	296,487
6.500%, 05/01/2028 (A)	430,000	369,800
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	650,000	637,000
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	472,053
4.000%, 10/15/2033 (A)	650,000	461,500
Ryan Specialty Group LLC 4.375%, 02/01/2030 (A)	520,000	452,400
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	270,000	270,675
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	550,000	535,767
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)	720,000	581,892
		15,069,881
Health care – 6.0%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	460,000	378,350
5.125%, 03/01/2030 (A)	760,000	640,611
Akumin, Inc. 7.000%, 11/01/2025 (A)	720,000	558,080
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)	600,000	310,007
6.125%, 02/01/2027 (A)	360,000	306,000
6.250%, 02/15/2029 (A)	1,220,000	649,284
Cano Health LLC 6.250%, 10/01/2028 (A)(B)	420,000	343,474
Centene Corp. 4.625%, 12/15/2029	500,000	466,250
Community Health Systems, Inc.
6.125%, 04/01/2030 (A)	1,230,000	750,300
6.875%, 04/15/2029 (A)	390,000	251,550
Medline Borrower LP
3.875%, 04/01/2029 (A)	480,000	408,821
5.250%, 10/01/2029 (A)	520,000	427,076
Minerva Merger Sub, Inc. 6.500%, 02/15/2030 (A)	890,000	740,115
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	1,170,000	889,200
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	460,000	345,469

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)		$400,000	$389,000
Tenet Healthcare Corp. 4.625%, 06/15/2028 (A)		440,000	383,143
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029		1,390,000	1,145,013
7.125%, 01/31/2025		250,000	243,658
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)		960,000	338,400
			9,963,801
Industrials – 12.2%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)		350,000	341,800
AerCap Ireland Capital DAC 3.300%, 01/30/2032		160,000	128,079
Air Canada 3.875%, 08/15/2026 (A)		460,000	389,109
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)		720,000	582,632
6.000%, 06/01/2029 (A)		430,000	312,254
6.625%, 07/15/2026 (A)		360,000	330,347
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		650,000	555,750
American Airlines, Inc.
5.500%, 04/20/2026 (A)		370,000	339,950
5.750%, 04/20/2029 (A)		610,000	520,794
Anagram International, Inc. (0.000% Cash and 10.000% PIK) 10.000%, 08/15/2026 (A)		83,231	85,520
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (A)		300,000	250,500
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		650,000	550,436
CoreCivic, Inc.
4.625%, 05/01/2023		110,000	109,193
8.250%, 04/15/2026		1,070,000	1,043,432
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		510,000	414,997
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		470,000	443,952
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	590,000	397,627
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (A)		$300,000	219,750
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		920,000	744,050
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		510,000	457,062
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		850,000	712,300
Madison IAQ LLC 5.875%, 06/30/2029 (A)		900,000	689,688
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		500,000	491,400
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)		870,000	700,144
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		270,000	213,300
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)		360,000	283,846
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	$680,000	$549,426
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	470,000	438,275
6.250%, 01/15/2028 (A)	920,000	769,668
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)	630,000	491,671
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	730,000	621,169
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	546,000	560,343
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)	770,000	650,827
The ADT Security Corp. 4.125%, 08/01/2029 (A)	500,000	405,783
Titan International, Inc. 7.000%, 04/30/2028	670,000	629,398
TransDigm, Inc.
4.625%, 01/15/2029	770,000	619,865
8.000%, 12/15/2025 (A)	200,000	202,248
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	249,000	235,305
United Airlines, Inc.
4.375%, 04/15/2026 (A)	120,000	105,740
4.625%, 04/15/2029 (A)	230,000	195,102
United Rentals North America, Inc.
3.875%, 02/15/2031	150,000	126,538
4.875%, 01/15/2028	640,000	605,107
5.250%, 01/15/2030	400,000	371,000
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	760,000	617,059
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (A)	690,000	552,000
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	345,826
		20,400,262
Information technology – 3.8%
Bread Financial Holdings, Inc. 4.750%, 12/15/2024 (A)	510,000	467,160
CA Magnum Holdings 5.375%, 10/31/2026 (A)	410,000	355,298
Central Parent, Inc. 7.250%, 06/15/2029 (A)	650,000	625,625
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	260,000	213,460
CommScope, Inc.
4.750%, 09/01/2029 (A)	540,000	435,615
8.250%, 03/01/2027 (A)	1,310,000	1,035,555
Elastic NV 4.125%, 07/15/2029 (A)	570,000	475,825
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	530,000	420,630
NCR Corp. 5.125%, 04/15/2029 (A)	190,000	160,691
Paysafe Finance PLC 4.000%, 06/15/2029 (A)(B)	750,000	540,658
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	630,000	493,596
Shift4 Payments LLC 4.625%, 11/01/2026 (A)	680,000	601,793
Vericast Corp. 11.000%, 09/15/2026 (A)	650,000	623,552
		6,449,458

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 5.6%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	$660,000	$489,562
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)	200,000	170,714
4.000%, 09/01/2029 (A)	800,000	642,000
6.000%, 06/15/2027 (A)	320,000	316,714
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)	690,000	492,011
Ball Corp. 3.125%, 09/15/2031	530,000	427,519
Canpack SA 3.875%, 11/15/2029 (A)	300,000	234,054
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	450,535
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029 (A)	210,000	197,322
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (A)	420,000	403,422
6.875%, 03/01/2026 to 10/15/2027 (A)	1,650,000	1,501,870
7.500%, 04/01/2025 (A)	210,000	198,547
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,870,000	1,729,844
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (A)	240,000	200,827
6.125%, 04/01/2029 (A)	710,000	575,842
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)(B)	530,000	446,525
Midwest Vanadium Proprietary, Ltd. 13.250%, 02/15/2018 (A)(C)	912,943	2,629
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Olin Corp. 5.000%, 02/01/2030	420,000	362,754
Pactiv LLC 8.375%, 04/15/2027	20,000	17,400
Summit Materials LLC 5.250%, 01/15/2029 (A)	560,000	488,600
		9,348,701
Real estate – 3.9%
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	170,000
4.750%, 02/15/2028	930,000	684,713
9.750%, 06/15/2025	170,000	167,663
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	800,000	671,000
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	451,978
5.000%, 03/01/2028 (A)	250,000	204,182
IIP Operating Partnership LP 5.500%, 05/25/2026	860,000	779,438
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	450,000	363,201
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	157,632
4.625%, 08/01/2029	560,000	491,400
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (A)	390,000	355,949
Realogy Group LLC 5.750%, 01/15/2029 (A)	180,000	136,498
Service Properties Trust 5.500%, 12/15/2027	400,000	324,000
The GEO Group, Inc.
5.875%, 10/15/2024	810,000	727,902
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
The GEO Group, Inc. (continued)
6.000%, 04/15/2026	$945,000	$769,939
		6,455,495
Utilities – 1.0%
Calpine Corp. 5.000%, 02/01/2031 (A)	300,000	242,529
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	289,128
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)(B)	1,010,000	878,707
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	246,500
		1,656,864
TOTAL CORPORATE BONDS (Cost $169,882,666)		$138,319,288
CONVERTIBLE BONDS – 1.0%
Communication services – 0.3%
DISH Network Corp. 3.375%, 08/15/2026	530,000	358,015
Liberty TripAdvisor Holdings, Inc. 0.500%, 06/30/2051 (A)	90,000	56,790
		414,805
Consumer discretionary – 0.3%
DraftKings Holdings, Inc. 8.817%, 03/15/2028 (E)	700,000	429,100
Liberty Latin America, Ltd. 2.000%, 07/15/2024	70,000	60,594
NCL Corp., Ltd. 2.500%, 02/15/2027 (A)	110,000	75,625
		565,319
Financials – 0.2%
Blackstone Mortgage Trust, Inc. 5.500%, 03/15/2027	360,000	328,140
Industrials – 0.2%
Spirit Airlines, Inc. 1.000%, 05/15/2026	370,000	333,555
TOTAL CONVERTIBLE BONDS (Cost $2,069,546)		$1,641,819
TERM LOANS (F) – 4.8%
Consumer discretionary – 1.7%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 5.595%, 08/12/2028	429,097	408,286
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 11.250%, 03/08/2024	372,400	327,712
First Brands Group LLC, 2021 Term Loan (3 month SOFR + 5.000%) 6.000%, 03/30/2027	345,625	326,961
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 5.416%, 03/06/2028	325,069	295,487
Rent-A-Center, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%) 4.938%, 02/17/2028	592,500	531,401
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 7.666%, 06/19/2026	585,875	573,425

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%) 5.166%, 01/31/2028	$345,625	$308,298
		2,771,570
Financials – 0.4%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 5.166%, 02/15/2027	449,650	411,430
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 5.666%, 03/18/2027	147,026	140,364
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 8.416%, 04/07/2028	190,000	184,300
		736,094
Health care – 0.5%
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 6.000%, 02/18/2027	489,505	451,568
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 6.688%, 06/26/2026	641,136	436,658
		888,226
Industrials – 0.3%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 7.313%, 06/21/2027	450,000	443,700
Information technology – 1.6%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 8.666%, 02/19/2029	820,000	758,500
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 5.916%, 11/29/2025	649,735	601,921
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 5.416%, 02/01/2028	416,933	390,650
Redstone Holdco 2 LP, 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 8.975%, 04/27/2029	520,000	445,120
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 5.934%, 04/27/2028	466,475	399,615
Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%) 10.000%, 06/16/2026	143,896	111,279
		2,707,085
Materials – 0.3%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 4.000% or 12.500% PIK) 5.000%, 12/31/2027 (G)	500,391	411,672
TOTAL TERM LOANS (Cost $8,812,935)		$7,958,347
ASSET BACKED SECURITIES – 6.9%
AIG CLO, Ltd. Series 2018-1A, Class DR (3 month LIBOR + 3.100%) 4.163%, 04/20/2032 (A)(H)	260,000	233,752
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 3.751%, 01/17/2032 (A)(H)	$350,000	$326,561
Balboa Bay Loan Funding, Ltd. Series 2020-1A, Class ER (3 month LIBOR + 6.400%) 7.463%, 01/20/2032 (A)(H)	500,000	433,234
Ballyrock CLO, Ltd.
Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.994%, 10/15/2028 (A)(H)	250,000	232,752
Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 8.282%, 04/20/2035 (A)(H)	710,000	615,651
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month LIBOR + 2.900%) 3.963%, 07/20/2029 (A)(H)	250,000	230,069
Series 2020-4A, Class E (3 month LIBOR + 5.680%) 6.743%, 01/20/2032 (A)(H)	330,000	286,225
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month LIBOR + 3.100%) 4.144%, 07/15/2034 (A)(H)	250,000	226,748
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 4.094%, 10/15/2030 (A)(H)	250,000	221,478
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 9.268%, 08/20/2032 (A)(H)	300,000	274,949
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 8.044%, 04/15/2029 (A)(H)	600,000	545,836
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 4.763%, 07/20/2031 (A)(H)	500,000	428,830
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 7.063%, 04/20/2029 (A)(H)	500,000	438,354
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 6.444%, 04/17/2030 (A)(H)	250,000	215,226
Dryden CLO, Ltd. Series 2019-75A, Class ER2 (3 month LIBOR + 6.600%) 7.644%, 04/15/2034 (A)(H)	470,000	420,169
Dryden Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%) 4.511%, 08/15/2031 (A)(H)	250,000	234,655
Eaton Vance CLO, Ltd. Series 2020-2A, Class ER (3 month LIBOR + 6.500%) 7.544%, 01/15/2035 (A)(H)	440,000	393,223
Great Lakes CLO, Ltd. Series 2014-1A, Class CR (3 month LIBOR + 2.700%) 3.744%, 10/15/2029 (A)(H)	400,000	381,755

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 3.544%, 04/15/2031 (A)(H)	$290,000	$256,061
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.994%, 04/15/2031 (A)(H)	250,000	211,022
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month LIBOR + 3.650%) 4.694%, 04/17/2034 (A)(H)	250,000	231,505
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 6.763%, 01/20/2030 (A)(H)	420,000	375,203
Jay Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 5.200%) 6.263%, 10/20/2027 (A)(H)	350,000	309,649
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 6.724%, 10/15/2031 (A)(H)	300,000	268,845
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 7.246%, 04/15/2035 (A)(H)	250,000	220,623
MKS CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 3.713%, 01/20/2031 (A)(H)	500,000	429,996
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 4.164%, 07/15/2031 (A)(H)	250,000	202,087
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 7.018%, 10/21/2030 (A)(H)	250,000	218,174
Neuberger Berman Loan Advisers CLO XXXIV, Ltd. Series 2019-34A, Class ER (3 month CME Term SOFR + 6.500%) 7.351%, 01/20/2035 (A)(H)	500,000	453,452
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class DR (3 month LIBOR + 2.850%) 3.894%, 10/18/2029 (A)(H)	250,000	232,121
OHA Credit Funding, Ltd. Series 2020-7A, Class DR (3 month CME Term SOFR + 3.100%) 3.946%, 02/24/2037 (A)(H)	250,000	229,301
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 5.373%, 06/22/2030 (A)(H)	570,000	463,694
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 8.313%, 07/20/2034 (A)(H)	280,000	254,483
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 3.864%, 04/15/2027 (A)(H)	350,000	321,998
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XVII CLO, Ltd. (continued)
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 6.784%, 04/15/2027 (A)(H)	$350,000	$279,825
Voya CLO III, Ltd. Series 2020-3A, Class DR (3 month LIBOR + 3.250%) 4.313%, 10/20/2034 (A)(H)	500,000	462,546
TOTAL ASSET BACKED SECURITIES (Cost $12,671,446)		$11,560,052
COMMON STOCKS – 0.7%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(I)(J)	3	0
Vertis Holdings, Inc. (G)(J)	69,391	0
		0
Consumer discretionary – 0.0%
Party City Holdco, Inc. (B)(J)	14,174	18,710
Energy – 0.7%
Berry Corp.	79,225	603,695
KCAD Holdings I, Ltd. (G)(I)(J)	165,553,563	166
MWO Holdings LLC (G)(I)(J)	445	2,768
Oasis Petroleum, Inc.	4,235	515,188
Permian Production (J)	19,583	11,750
		1,133,567
TOTAL COMMON STOCKS (Cost $4,679,303)		$1,152,277
PREFERRED SECURITIES – 0.8%
Energy – 0.3%
MPLX LP, 8.461% (G)	16,445	526,240
Financials – 0.5%
B. Riley Financial, Inc., 5.000%	13,375	302,275
B. Riley Financial, Inc., 5.250%	9,825	214,480
B. Riley Financial, Inc., 6.000%	13,075	298,372
		815,127
TOTAL PREFERRED SECURITIES (Cost $1,441,338)		$1,341,367
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (G)(J)	$3,000,000	0
Adelphia Communications Corp. (G)(J)	2,050,000	0
Adelphia Communications Corp. (G)(J)	1,025,000	0
Magellan Health, Inc. (G)(J)	1,930,000	0
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS – 4.9%
Short-term funds – 4.9%
John Hancock Collateral Trust, 1.4215% (K)(L)	801,755	8,014,659
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.7476% (K)	194,751	194,751
TOTAL SHORT-TERM INVESTMENTS (Cost $8,210,923)		$8,209,410
Total Investments (High Yield Trust) (Cost $209,989,763) – 102.4%		$171,201,838
Other assets and liabilities, net – (2.4%)		(3,957,513)
TOTAL NET ASSETS – 100.0%		$167,244,325
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $118,482,902 or 70.8% of the fund's net assets as of 6-30-22.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
High Yield Trust (continued)
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 6-30-22.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Sep 2022	$9,141,167	$9,092,250	$(48,917)
						$(48,917)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	484,790	MSCS	7/19/2022	—	$(20,530)
MXN	1,174,325	USD	58,255	MSCS	7/19/2022	—	(6)
USD	669,501	CAD	836,249	JPM	7/19/2022	$19,825	—
						$19,825	$(20,536)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Beazer Homes USA	646,000	USD	$646,000	5.000%	Quarterly	Jun 2027	$13,010	$68,996	$82,006
Centrally cleared	KB Home	839,000	USD	839,000	5.000%	Quarterly	Jun 2027	(61,777)	47,401	(14,376)
Centrally cleared	Macy's Retail Holdings LLC	470,000	USD	470,000	1.000%	Quarterly	Jun 2027	53,203	26,892	80,095
Centrally cleared	NOVA Chemicals Corp.	355,000	USD	355,000	5.000%	Quarterly	Jun 2027	(8,834)	10,548	1,714
Centrally cleared	The Goodyear Tire & Rubber Company	470,000	USD	470,000	5.000%	Quarterly	Jun 2027	(8,463)	13,673	5,210
Centrally cleared	Xerox Holdings Corp.	190,000	USD	190,000	1.000%	Quarterly	Jun 2027	26,772	(799)	25,973
				$2,970,000				$13,911	$166,711	$180,622
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	1.104%	750,000	USD	$750,000	1.000%	Quarterly	Jun 2026	$(27,397)	$948	$(26,449)
Centrally cleared	Ford Motor Credit Company LLC	4.278%	800,000	USD	800,000	5.000%	Quarterly	Dec 2026	110,640	(123,527)	(12,887)
					$1,550,000				$83,243	$(122,579)	$(39,336)
The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 73.5%
U.S. Government – 34.3%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$2,653,163
1.875%, 11/15/2051	3,165,000	2,374,739
2.250%, 08/15/2046	3,655,000	2,947,129
2.500%, 02/15/2045 (A)	4,309,000	3,654,571
2.500%, 02/15/2046	648,000	549,458
2.875%, 05/15/2043	1,170,000	1,066,894
3.000%, 11/15/2044 to 02/15/2048	9,575,000	8,929,505
3.125%, 02/15/2043 to 05/15/2048	3,885,000	3,747,794
3.125%, 08/15/2044 (A)	5,535,000	5,242,683
3.375%, 05/15/2044	1,690,000	1,668,017
3.625%, 08/15/2043	680,000	697,903
3.750%, 11/15/2043 (A)	2,908,000	3,041,927
4.375%, 11/15/2039	1,170,000	1,351,624
5.375%, 02/15/2031	3,000	3,533
6.500%, 11/15/2026	3,135,000	3,570,716
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2051	210,948	162,380
0.250%, 07/15/2029	333,359	323,234
0.750%, 07/15/2028	769,229	774,728
0.875%, 02/15/2047	975,922	901,584
1.000%, 02/15/2048	257,880	246,114
U.S. Treasury Notes
0.625%, 05/15/2030	14,855,000	12,386,489
0.875%, 11/15/2030	4,105,000	3,465,999
1.375%, 11/15/2031	1,155,000	1,001,782
1.625%, 05/15/2031	6,790,000	6,066,971
1.875%, 02/15/2032	3,110,000	2,817,466
2.750%, 02/15/2028	6,865,000	6,745,131
		76,391,534
U.S. Government Agency – 39.2%
Federal Home Loan Mortgage Corp.
3.000%, 12/01/2046 to 04/01/2048	270,958	256,221
3.500%, 03/01/2048 to 06/01/2048	771,481	753,009
5.000%, 12/01/2034	84,824	88,817
6.500%, 04/01/2029 to 08/01/2034	5,469	6,025
7.500%, 12/01/2025 to 05/01/2028	1,456	1,549
Federal National Mortgage Association
2.000%, TBA (B)	27,300,000	23,959,248
2.500%, TBA (B)	22,300,000	20,029,047
2.500%, 07/01/2030 to 04/01/2045	743,188	686,845
2.660%, 03/01/2027	781,822	754,637
3.000%, TBA (B)	5,900,000	5,491,145
3.500%, 06/01/2046 to 05/01/2048	2,800,505	2,735,357
4.000%, TBA (B)	5,800,000	5,717,529
4.500%, TBA (B)	3,300,000	3,312,118
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
2.000%, TBA (B)		$4,200,000	$3,728,955
3.000%, TBA (B)		7,500,000	7,066,697
3.500%, TBA (B)		5,400,000	5,244,735
4.000%, TBA (B)		2,600,000	2,587,445
4.000%, 11/15/2040 to 02/15/2042		22,560	22,805
4.500%, TBA (B)		4,600,000	4,666,862
6.000%, 08/15/2032 to 04/15/2035		30,777	33,059
6.500%, 06/15/2028 to 02/15/2035		15,850	16,773
7.000%, 11/15/2031 to 11/15/2033		73,630	78,304
			87,237,182
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $175,245,409)			$163,628,716
FOREIGN GOVERNMENT OBLIGATIONS – 5.0%
Angola – 0.1%
Republic of Angola
8.000%, 11/26/2029		200,000	157,839
8.250%, 05/09/2028		200,000	165,796
			323,635
Benin – 0.1%
Republic of Benin 4.950%, 01/22/2035	EUR	305,000	207,650
Bermuda – 0.1%
Government of Bermuda 2.375%, 08/20/2030 (C)		$200,000	166,981
Brazil – 0.4%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	892,972
Chile – 0.2%
Republic of Chile
1.250%, 01/22/2051	EUR	525,000	301,826
4.000%, 01/31/2052		$200,000	165,761
			467,587
Colombia – 0.1%
Republic of Colombia
5.000%, 06/15/2045		200,000	133,660
5.625%, 02/26/2044		200,000	143,511
			277,171
Croatia – 0.2%
Republic of Croatia 1.500%, 06/17/2031	EUR	515,000	461,372
Dominican Republic – 0.2%
Government of Dominican Republic
6.400%, 06/05/2049 (C)		$425,000	316,958

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic (continued)
Government of Dominican Republic (continued)
6.400%, 06/05/2049		$150,000	$111,867
			428,825
Egypt – 0.1%
Arab Republic of Egypt 7.903%, 02/21/2048		325,000	185,229
Ghana – 0.0%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	114,000
Hungary – 0.3%
Republic of Hungary 1.625%, 04/28/2032	EUR	735,000	587,605
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		530,000	394,286
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032		225,000	168,833
Jordan – 0.1%
The Hashemite Kingdom of Jordan 5.850%, 07/07/2030		$210,000	166,105
Macedonia – 0.2%
Republic of North Macedonia
2.750%, 01/18/2025	EUR	210,000	198,639
3.675%, 06/03/2026 (C)		265,000	246,167
			444,806
Mexico – 1.1%
Government of Mexico
1.125%, 01/17/2030		200,000	161,805
1.450%, 10/25/2033		600,000	428,192
3.500%, 02/12/2034		$325,000	268,446
4.750%, 03/08/2044		20,000	16,620
7.750%, 05/29/2031	MXN	35,584,600	1,627,625
			2,502,688
Oman – 0.2%
Sultanate of Oman 6.750%, 01/17/2048 (C)		$400,000	344,120
Panama – 0.3%
Republic of Panama
3.160%, 01/23/2030		200,000	177,592
3.870%, 07/23/2060		785,000	554,275
			731,867
Philippines – 0.3%
Republic of the Philippines
1.200%, 04/28/2033	EUR	535,000	418,758
1.750%, 04/28/2041		200,000	141,020
			559,778
Romania – 0.3%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	203,634
2.750%, 04/14/2041		345,000	210,582
3.375%, 02/08/2038		170,000	119,362
4.625%, 04/03/2049		317,000	234,643
			768,221
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 2.000%, 07/09/2039		400,000	318,452
Senegal – 0.2%
Republic of Senegal
4.750%, 03/13/2028		200,000	169,607
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Senegal (continued)
Republic of Senegal (continued)
6.250%, 05/23/2033	$255,000	$195,092
		364,699
United Arab Emirates – 0.1%
Finance Department Government of Sharjah 3.625%, 03/10/2033 (C)	280,000	239,400
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,310,857)		$11,116,282
CORPORATE BONDS – 29.8%
Communication services – 3.0%
AT&T, Inc.
3.550%, 09/15/2055	798,000	597,894
3.800%, 12/01/2057	51,000	39,388
CCO Holdings LLC 4.500%, 08/15/2030 (C)	70,000	58,119
Charter Communications Operating LLC
4.400%, 04/01/2033	195,000	174,103
5.050%, 03/30/2029	95,000	91,434
5.125%, 07/01/2049	165,000	136,574
5.750%, 04/01/2048	45,000	40,336
6.484%, 10/23/2045	250,000	243,042
6.834%, 10/23/2055	40,000	40,200
Comcast Corp.
3.250%, 11/01/2039	35,000	28,766
3.750%, 04/01/2040	335,000	293,614
Cox Communications, Inc. 2.600%, 06/15/2031 (C)	170,000	142,168
CSC Holdings LLC 3.375%, 02/15/2031 (C)	430,000	317,903
Discovery Communications LLC
3.800%, 03/13/2024	80,000	79,574
3.950%, 06/15/2025 to 03/20/2028	140,000	131,215
4.000%, 09/15/2055	246,000	172,324
4.125%, 05/15/2029	22,000	20,294
5.200%, 09/20/2047	93,000	79,773
5.300%, 05/15/2049	247,000	211,483
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)	200,000	161,300
Lamar Media Corp.
3.625%, 01/15/2031	30,000	24,553
3.750%, 02/15/2028	177,000	157,128
Magallanes, Inc.
4.279%, 03/15/2032 (C)	260,000	232,373
5.141%, 03/15/2052 (C)	705,000	591,742
Paramount Global
4.375%, 03/15/2043	100,000	77,341
4.950%, 01/15/2031	195,000	185,642
Rogers Communications, Inc.
3.800%, 03/15/2032 (C)	125,000	114,301
4.550%, 03/15/2052 (C)	150,000	131,724
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)	40,000	33,408
Sprint Corp. 7.125%, 06/15/2024	85,000	87,231
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	11,314
7.721%, 06/04/2038	25,000	19,288
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	400,000	366,820
Time Warner Cable LLC
4.500%, 09/15/2042	455,000	355,182
5.875%, 11/15/2040	65,000	59,565

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc.
2.050%, 02/15/2028	$185,000	$160,615
3.500%, 04/15/2025	175,000	171,157
3.875%, 04/15/2030	240,000	223,981
4.500%, 04/15/2050	25,000	22,183
Verizon Communications, Inc.
2.355%, 03/15/2032	135,000	111,934
2.650%, 11/20/2040	70,000	51,350
2.850%, 09/03/2041	90,000	67,451
3.850%, 11/01/2042	35,000	29,841
4.000%, 03/22/2050	15,000	12,963
4.272%, 01/15/2036	15,000	14,123
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	39,700
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	450,000	374,198
		6,786,612
Consumer discretionary – 2.0%
Amazon.com, Inc.
3.450%, 04/13/2029	570,000	554,087
3.875%, 08/22/2037	170,000	161,146
3.950%, 04/13/2052	380,000	351,092
Asbury Automotive Group, Inc. 4.500%, 03/01/2028 (D)	45,000	39,038
Carnival Corp. 4.000%, 08/01/2028 (C)	65,000	53,300
Ford Motor Company 3.250%, 02/12/2032	35,000	26,177
General Motors Financial Company, Inc. 3.600%, 06/21/2030	240,000	207,363
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	46,313
Howard University
2.701%, 10/01/2029	100,000	88,567
2.801%, 10/01/2030	100,000	88,088
3.476%, 10/01/2041	120,000	98,111
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	20,000	19,234
Las Vegas Sands Corp. 3.500%, 08/18/2026	180,000	156,438
Lithia Motors, Inc. 4.625%, 12/15/2027 (C)	30,000	27,499
Lowe's Companies, Inc.
3.350%, 04/01/2027	40,000	38,493
3.750%, 04/01/2032	30,000	27,833
McDonald's Corp. 3.625%, 09/01/2049	130,000	107,336
New Red Finance, Inc. 3.500%, 02/15/2029 (C)	60,000	50,791
O'Reilly Automotive, Inc. 4.700%, 06/15/2032	180,000	179,264
PulteGroup, Inc. 5.500%, 03/01/2026	307,000	312,141
Service Corp. International
3.375%, 08/15/2030	335,000	274,281
5.125%, 06/01/2029	507,000	477,690
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	40,000	33,219
5.750%, 01/15/2028 (C)	302,000	270,973
The Gap, Inc.
3.625%, 10/01/2029 (C)	305,000	214,171
3.875%, 10/01/2031 (C)	440,000	306,900
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Home Depot, Inc. 3.300%, 04/15/2040	$160,000	$135,832
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	98,323
Yum! Brands, Inc. 3.625%, 03/15/2031	20,000	16,800
		4,460,500
Consumer staples – 1.2%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	299,000	242,193
4.750%, 04/15/2058	35,000	31,322
5.450%, 01/23/2039	138,000	140,304
BAT Capital Corp. 4.742%, 03/16/2032	500,000	444,393
BAT International Finance PLC 4.448%, 03/16/2028	375,000	354,997
Cargill, Inc. 4.000%, 06/22/2032 (C)	140,000	137,002
Conagra Brands, Inc.
4.300%, 05/01/2024	70,000	70,268
5.400%, 11/01/2048	130,000	122,771
Constellation Brands, Inc.
3.150%, 08/01/2029	92,000	82,806
4.650%, 11/15/2028	15,000	14,900
JBS Finance Luxembourg Sarl 2.500%, 01/15/2027 (C)	200,000	173,972
Kellogg Company 3.400%, 11/15/2027	150,000	143,385
Kernel Holding SA 6.500%, 10/17/2024	200,000	90,500
Keurig Dr. Pepper, Inc. 3.950%, 04/15/2029	215,000	205,107
Mondelez International, Inc. 3.000%, 03/17/2032	145,000	126,079
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	426,300
		2,806,299
Energy – 2.9%
Apache Corp. 4.875%, 11/15/2027	20,000	18,400
BP Capital Markets America, Inc.
2.939%, 06/04/2051	120,000	85,800
3.000%, 02/24/2050	40,000	29,039
3.379%, 02/08/2061	105,000	77,572
3.633%, 04/06/2030	215,000	203,404
ConocoPhillips Company
3.800%, 03/15/2052	25,000	21,393
4.025%, 03/15/2062 (C)	45,000	38,109
Continental Resources, Inc. 5.750%, 01/15/2031 (C)	60,000	58,016
DCP Midstream Operating LP
5.125%, 05/15/2029	265,000	238,500
5.600%, 04/01/2044	30,000	24,243
Ecopetrol SA 4.625%, 11/02/2031	430,000	325,721
Energo-Pro AS 8.500%, 02/04/2027 (C)	315,000	297,782
Energy Transfer LP
4.950%, 06/15/2028	45,000	44,342
5.250%, 04/15/2029	200,000	198,091
6.125%, 12/15/2045	290,000	276,595
Enterprise Products Operating LLC
2.800%, 01/31/2030	50,000	43,774
4.250%, 02/15/2048	65,000	54,677
4.950%, 10/15/2054	80,000	72,968

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	$15,000	$13,947
Equinor ASA
3.625%, 04/06/2040	125,000	109,615
3.700%, 04/06/2050	40,000	34,393
Exxon Mobil Corp. 4.227%, 03/19/2040	190,000	179,536
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)(D)	254,628	216,339
2.625%, 03/31/2036 (C)	630,000	510,077
2.940%, 09/30/2040 (C)	196,522	160,299
Hess Corp.
7.125%, 03/15/2033	58,000	64,554
7.300%, 08/15/2031	140,000	156,684
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	217,009
Lundin Energy Finance BV
2.000%, 07/15/2026 (C)	200,000	178,633
3.100%, 07/15/2031 (C)	285,000	235,775
Marathon Petroleum Corp. 4.700%, 05/01/2025	200,000	202,342
MPLX LP
1.750%, 03/01/2026	25,000	22,509
4.950%, 03/14/2052	190,000	164,190
NGPL PipeCo LLC 3.250%, 07/15/2031 (C)	105,000	87,480
ONEOK, Inc.
3.100%, 03/15/2030	125,000	107,465
3.400%, 09/01/2029	100,000	88,281
4.550%, 07/15/2028	45,000	43,506
6.350%, 01/15/2031	27,000	28,204
Ovintiv, Inc.
6.500%, 08/15/2034	40,000	41,749
6.625%, 08/15/2037	165,000	173,108
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	290,000	277,912
Shell International Finance BV
2.875%, 11/26/2041	55,000	42,567
3.000%, 11/26/2051	70,000	52,400
3.250%, 04/06/2050	85,000	66,974
Sunoco LP
4.500%, 04/30/2030 (C)	25,000	20,185
5.875%, 03/15/2028	20,000	18,235
Targa Resources Corp.
4.200%, 02/01/2033	135,000	122,289
4.950%, 04/15/2052	15,000	12,854
6.250%, 07/01/2052 (B)	110,000	110,347
Targa Resources Partners LP
4.000%, 01/15/2032	55,000	47,067
4.875%, 02/01/2031	20,000	18,232
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030	60,000	53,882
Tullow Oil PLC 7.000%, 03/01/2025 (C)	200,000	162,760
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029 (C)	45,000	39,363
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	257,000	245,644
Western Midstream Operating LP 5.300%, 02/01/2030	60,000	51,900
		6,486,732
Financials – 7.8%
American International Group, Inc. 2.500%, 06/30/2025	445,000	424,106
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Aon Corp.
2.200%, 11/15/2022	$185,000	$184,590
2.850%, 05/28/2027	30,000	28,136
3.900%, 02/28/2052	80,000	65,432
Athene Global Funding
2.646%, 10/04/2031 (C)	215,000	171,494
2.717%, 01/07/2029 (C)	355,000	301,490
Bangkok Bank PCL (3.466% to 9-23-31, then 5 Year CMT + 2.150%) 09/23/2036 (C)	410,000	342,655
Bank of America Corp. 7.750%, 05/14/2038	130,000	160,175
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 07/23/2031	30,000	23,976
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	80,000	63,903
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	270,000	257,176
Bank of America Corp. (2.572% to 10-20-31, then SOFR + 1.210%) 10/20/2032	110,000	90,729
Bank of America Corp. (3.311% to 4-22-41, then SOFR + 1.580%) 04/22/2042	285,000	223,471
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	575,000	495,569
Bank of America Corp. (4.376% to 4-27-27, then SOFR + 1.580%) 04/27/2028 (D)	320,000	315,031
BNP Paribas SA (1.323% to 1-13-26, then SOFR + 1.004%) 01/13/2027 (C)	200,000	176,691
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) 06/09/2026 (C)	240,000	221,561
BNP Paribas SA (2.591% to 1-20-27, then SOFR + 1.228%) 01/20/2028 (C)	220,000	197,887
Brighthouse Financial, Inc.
3.850%, 12/22/2051	15,000	10,201
5.625%, 05/15/2030	225,000	218,463
Capital One Financial Corp. 3.900%, 01/29/2024	205,000	204,664
Capital One Financial Corp. (5.268% to 5-10-32, then SOFR + 2.370%) 05/10/2033	165,000	162,023
Citigroup, Inc.
3.200%, 10/21/2026	225,000	214,097
4.450%, 09/29/2027	45,000	44,070
Citigroup, Inc. (2.520% to 11-3-31, then SOFR + 1.177%) 11/03/2032	200,000	162,271
Corebridge Financial, Inc.
3.850%, 04/05/2029 (C)	75,000	69,310
3.900%, 04/05/2032 (C)	35,000	31,399
Danske Bank A/S 5.375%, 01/12/2024 (C)	235,000	237,080
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027	180,000	155,337
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	380,000	329,388
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	215,900
5.625%, 01/01/2030 (C)	220,000	189,968

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	$730,000	$718,845
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%) 05/24/2025	290,000	270,404
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%) 05/24/2027	305,000	267,847
HSBC Holdings PLC (2.804% to 5-24-31, then SOFR + 1.187%) 05/24/2032	250,000	205,295
HSBC Holdings PLC (4.762% to 3-29-32, then SOFR + 2.530%) 03/29/2033	200,000	184,473
Intercontinental Exchange, Inc.
4.350%, 06/15/2029	55,000	54,270
4.600%, 03/15/2033	25,000	24,855
4.950%, 06/15/2052	20,000	19,556
JPMorgan Chase & Co. (1.561% to 12-10-24, then SOFR + 0.605%) 12/10/2025	270,000	252,241
JPMorgan Chase & Co. (2.545% to 11-8-31, then SOFR + 1.180%) 11/08/2032	260,000	216,018
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	50,000	43,169
JPMorgan Chase & Co. (3.109% to 4-22-40, then SOFR + 2.460%) 04/22/2041	90,000	69,768
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	70,000	51,304
JPMorgan Chase & Co. (3.157% to 4-22-41, then SOFR + 1.460%) 04/22/2042	455,000	353,498
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025	40,000	39,280
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	285,000	266,576
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	280,000	260,462
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	595,000	580,512
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	315,000	301,918
JPMorgan Chase & Co. (4.323% to 4-26-27, then SOFR + 1.560%) 04/26/2028	375,000	368,822
JPMorgan Chase & Co. (4.586% to 4-26-32, then SOFR + 1.800%) 04/26/2033	45,000	44,201
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024	85,000	85,185
4.750%, 03/15/2039	120,000	117,410
MGIC Investment Corp. 5.750%, 08/15/2023	30,000	30,649
Morgan Stanley 3.125%, 07/27/2026	55,000	52,467
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%) 05/04/2027	$80,000	$71,013
Morgan Stanley (1.794% to 2-13-31, then SOFR + 1.034%) 02/13/2032	515,000	405,097
Morgan Stanley (1.928% to 4-28-31, then SOFR + 1.020%) 04/28/2032	350,000	277,539
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	255,000	206,576
Morgan Stanley (2.475% to 1-21-27, then SOFR + 1.000%) 01/21/2028	265,000	240,896
Morgan Stanley (2.511% to 10-20-31, then SOFR + 1.200%) 10/20/2032	30,000	24,788
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028	395,000	373,937
Morgan Stanley (4.210% to 4-20-27, then SOFR + 1.610%) 04/20/2028	400,000	391,063
Navient Corp. 7.250%, 09/25/2023	21,000	20,777
New York Life Global Funding 2.000%, 01/22/2025 (C)	205,000	196,086
NTT Finance Corp. 1.162%, 04/03/2026 (C)	200,000	179,655
OneMain Finance Corp. 6.125%, 03/15/2024	75,000	71,625
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (C)	515,000	455,627
S&P Global, Inc.
2.450%, 03/01/2027 (C)	70,000	65,520
2.700%, 03/01/2029 (C)	120,000	109,189
2.900%, 03/01/2032 (C)	95,000	84,666
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) 06/15/2033 (C)	350,000	334,060
The Bank of New York Mellon Corp. 2.050%, 01/26/2027	220,000	202,136
The Goldman Sachs Group, Inc. 6.750%, 10/01/2037	230,000	254,707
The Goldman Sachs Group, Inc. (0.925% to 10-21-23, then SOFR + 0.486%) 10/21/2024	175,000	167,345
The Goldman Sachs Group, Inc. (2.383% to 7-21-31, then SOFR + 1.248%) 07/21/2032	325,000	262,813
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	340,000	282,280
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	35,000	28,841
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%) 02/24/2033	100,000	85,408
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038	25,000	21,831
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029	235,000	225,880
UBS Group AG (4.751% to 5-12-27, then 1 Year CMT + 1.750%) 05/12/2028 (C)	200,000	197,926
Unum Group 4.125%, 06/15/2051	35,000	25,813

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	$205,000	$193,989
4.400%, 06/14/2046	60,000	52,225
4.900%, 11/17/2045	15,000	13,903
5.606%, 01/15/2044	15,000	15,095
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) 03/02/2033	275,000	244,053
Wells Fargo & Company (3.908% to 4-25-25, then SOFR + 1.320%) 04/25/2026	450,000	442,568
Wells Fargo & Company (5.013% to 4-4-50, then SOFR + 4.502%) 04/04/2051	80,000	78,464
Willis North America, Inc. 3.600%, 05/15/2024	115,000	113,273
		17,283,932
Health care – 2.1%
AbbVie, Inc.
3.200%, 11/21/2029	90,000	82,795
4.625%, 10/01/2042	60,000	55,355
Alcon Finance Corp. 2.750%, 09/23/2026 (C)	400,000	373,890
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	375,000	343,763
Bausch Health Companies, Inc. 5.750%, 08/15/2027 (C)	50,000	41,419
Baxter International, Inc. 2.539%, 02/01/2032	715,000	603,578
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	260,000	256,604
Centene Corp.
3.375%, 02/15/2030	5,000	4,240
4.250%, 12/15/2027	50,000	46,674
4.625%, 12/15/2029	585,000	545,513
CommonSpirit Health 3.347%, 10/01/2029	45,000	41,537
CSL Finance PLC
4.050%, 04/27/2029 (C)	155,000	152,167
4.250%, 04/27/2032 (C)	160,000	156,435
CVS Health Corp.
4.125%, 04/01/2040	85,000	74,192
5.125%, 07/20/2045	85,000	81,874
Elevance Health, Inc. 3.500%, 08/15/2024	130,000	129,533
HCA, Inc. 4.625%, 03/15/2052 (C)	55,000	44,003
Humana, Inc. 3.700%, 03/23/2029	225,000	212,995
Kaiser Foundation Hospitals
2.810%, 06/01/2041	100,000	77,538
3.002%, 06/01/2051	165,000	123,028
Royalty Pharma PLC
1.750%, 09/02/2027	25,000	21,311
2.150%, 09/02/2031	420,000	327,719
2.200%, 09/02/2030	85,000	68,569
3.300%, 09/02/2040	55,000	40,620
Sutter Health 3.361%, 08/15/2050	110,000	84,387
Teleflex, Inc.
4.250%, 06/01/2028 (C)	45,000	40,659
4.625%, 11/15/2027	15,000	13,838
Teva Pharmaceutical Finance Netherlands III BV 4.750%, 05/09/2027	200,000	170,824
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc.
2.750%, 05/15/2040	$110,000	$85,674
3.500%, 08/15/2039	70,000	61,032
4.000%, 05/15/2029	185,000	183,243
4.200%, 05/15/2032	95,000	94,923
4.950%, 05/15/2062	30,000	30,416
		4,670,348
Industrials – 2.3%
AerCap Ireland Capital DAC 3.300%, 01/30/2032	270,000	216,133
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	562,393
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	510,000	451,350
4.000%, 07/01/2029 (C)	80,000	69,754
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	190,676
BWX Technologies, Inc. 4.125%, 04/15/2029 (C)	55,000	48,263
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	625,000	571,875
5.125%, 07/15/2029 (C)	25,000	22,688
DAE Funding LLC 1.550%, 08/01/2024 (C)	435,000	407,446
Imola Merger Corp. 4.750%, 05/15/2029 (C)	50,000	41,833
International Airport Finance SA 12.000%, 03/15/2033 (C)	326,117	316,334
L3Harris Technologies, Inc. 3.850%, 06/15/2023	260,000	259,963
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	96,191
Otis Worldwide Corp. 2.565%, 02/15/2030	210,000	181,410
Parker-Hannifin Corp.
4.250%, 09/15/2027	105,000	104,267
4.500%, 09/15/2029	95,000	94,530
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	250,000	239,983
4.000%, 07/15/2025 (C)	170,000	167,346
4.400%, 07/01/2027 (C)	140,000	137,237
Raytheon Technologies Corp.
2.375%, 03/15/2032	50,000	42,312
3.650%, 08/16/2023	4,000	3,996
4.450%, 11/16/2038	120,000	114,458
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	72,000
The Boeing Company
5.040%, 05/01/2027	220,000	217,309
5.150%, 05/01/2030	135,000	129,584
Union Pacific Corp.
2.375%, 05/20/2031	220,000	190,096
2.800%, 02/14/2032	80,000	71,210
2.973%, 09/16/2062	5,000	3,461
United Airlines, Inc. 4.625%, 04/15/2029 (C)	45,000	38,172
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	29,921
5.500%, 05/15/2027	32,000	31,381
		5,123,572
Information technology – 3.6%
Apple, Inc.
1.400%, 08/05/2028	25,000	21,875
2.650%, 02/08/2051	65,000	47,906
4.375%, 05/13/2045	35,000	34,618

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	$824,000	$712,760
Broadcom, Inc.
3.419%, 04/15/2033 (C)	215,000	177,750
3.469%, 04/15/2034 (C)	46,000	37,438
4.000%, 04/15/2029 (C)	705,000	653,250
4.300%, 11/15/2032	35,000	31,788
CDK Global, Inc. 5.250%, 05/15/2029 (C)	81,000	79,363
CDW LLC
2.670%, 12/01/2026	60,000	53,456
3.250%, 02/15/2029	340,000	286,678
3.276%, 12/01/2028	55,000	47,443
3.569%, 12/01/2031	50,000	41,308
4.125%, 05/01/2025	230,000	223,675
Entegris, Inc.
3.625%, 05/01/2029 (C)	20,000	16,725
4.375%, 04/15/2028 (C)	40,000	35,300
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	386,000	341,934
Gartner, Inc.
3.625%, 06/15/2029 (C)	50,000	43,319
3.750%, 10/01/2030 (C)	143,000	121,729
4.500%, 07/01/2028 (C)	193,000	177,214
Global Payments, Inc.
2.150%, 01/15/2027	55,000	48,816
3.200%, 08/15/2029	230,000	200,993
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	46,370
5.250%, 12/01/2027 (C)	454,000	415,410
Intel Corp. 3.100%, 02/15/2060	175,000	124,955
Kyndryl Holdings, Inc. 3.150%, 10/15/2031 (C)	170,000	125,864
Leidos, Inc. 3.625%, 05/15/2025	130,000	127,253
Marvell Technology, Inc.
2.450%, 04/15/2028	190,000	165,794
2.950%, 04/15/2031	190,000	159,327
Microchip Technology, Inc. 2.670%, 09/01/2023	370,000	363,835
Microsoft Corp. 3.041%, 03/17/2062	94,000	72,862
Nokia OYJ
4.375%, 06/12/2027	130,000	122,811
6.625%, 05/15/2039	40,000	39,550
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)	530,000	516,750
NVIDIA Corp. 3.500%, 04/01/2040	165,000	144,430
NXP BV
4.300%, 06/18/2029	25,000	23,851
4.875%, 03/01/2024	285,000	287,773
5.350%, 03/01/2026	65,000	66,220
5.550%, 12/01/2028	95,000	96,341
Open Text Corp. 3.875%, 12/01/2029 (C)	355,000	298,786
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	49,678
Oracle Corp.
2.300%, 03/25/2028	160,000	137,662
2.875%, 03/25/2031	35,000	28,837
3.600%, 04/01/2040 to 04/01/2050	210,000	149,932
3.850%, 04/01/2060	440,000	301,847
3.950%, 03/25/2051	140,000	102,830
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
4.000%, 07/15/2046 to 11/15/2047		$180,000	$133,234
4.100%, 03/25/2061		115,000	81,360
4.125%, 05/15/2045		10,000	7,606
Qorvo, Inc.
3.375%, 04/01/2031 (C)		80,000	62,907
4.375%, 10/15/2029		20,000	17,646
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)		262,000	244,331
Xerox Holdings Corp. 5.500%, 08/15/2028 (C)		40,000	33,443
			7,984,833
Materials – 1.0%
Ball Corp. 4.000%, 11/15/2023		570,000	565,545
DuPont de Nemours, Inc. 4.205%, 11/15/2023		340,000	342,047
FMG Resources Proprietary, Ltd.
4.375%, 04/01/2031 (C)		10,000	8,161
5.875%, 04/15/2030 (C)		25,000	22,500
6.125%, 04/15/2032 (C)		15,000	13,500
Freeport Indonesia PT 5.315%, 04/14/2032 (C)		200,000	181,300
FS Luxembourg Sarl 10.000%, 12/15/2025 (C)		200,000	201,621
International Flavors & Fragrances, Inc. 2.300%, 11/01/2030 (C)		135,000	110,950
LYB International Finance III LLC 1.250%, 10/01/2025		112,000	101,344
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	110,349
Olin Corp. 5.125%, 09/15/2027		$20,000	18,384
Standard Industries, Inc.
3.375%, 01/15/2031 (C)		25,000	18,440
4.375%, 07/15/2030 (C)		410,000	323,388
The Chemours Company 5.375%, 05/15/2027		45,000	39,593
Vale Overseas, Ltd. 3.750%, 07/08/2030		135,000	118,329
			2,175,451
Real estate – 1.0%
American Tower Corp.
1.450%, 09/15/2026		85,000	74,341
1.500%, 01/31/2028		45,000	37,416
2.400%, 03/15/2025		135,000	127,579
3.650%, 03/15/2027		135,000	128,200
EPR Properties 4.950%, 04/15/2028		190,000	174,722
Equinix, Inc. 2.000%, 05/15/2028		104,000	89,280
GLP Capital LP
3.250%, 01/15/2032		105,000	84,154
4.000%, 01/15/2031		85,000	73,306
5.300%, 01/15/2029		130,000	124,164
5.750%, 06/01/2028		130,000	126,984
Realty Income Corp. 2.200%, 06/15/2028		15,000	13,152
SBA Tower Trust
2.836%, 01/15/2025 (C)		300,000	289,525
3.448%, 03/15/2023 (C)		435,000	431,364
VICI Properties LP
4.250%, 12/01/2026 (C)		10,000	9,133
4.950%, 02/15/2030		287,000	271,993

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
VICI Properties LP (continued)
5.125%, 05/15/2032	$150,000	$141,351
		2,196,664
Utilities – 2.9%
Alabama Power Company
3.450%, 10/01/2049	120,000	94,935
4.150%, 08/15/2044	105,000	92,600
American Water Capital Corp.
4.150%, 06/01/2049	80,000	70,848
4.450%, 06/01/2032	80,000	79,528
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	140,000	124,913
4.973%, 05/01/2046	5,000	4,710
Commonwealth Edison Company 3.650%, 06/15/2046	175,000	148,344
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051	120,000	90,939
Duke Energy Carolinas LLC 3.450%, 04/15/2051	5,000	4,066
Duke Energy Corp. 2.550%, 06/15/2031	385,000	319,836
Duke Energy Indiana LLC
2.750%, 04/01/2050	140,000	99,122
3.250%, 10/01/2049	105,000	81,168
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	106,091
4.000%, 04/01/2052	65,000	58,091
Enel Finance International NV 5.000%, 06/15/2032 (C)	300,000	289,630
Evergy, Inc.
2.450%, 09/15/2024	90,000	86,536
2.900%, 09/15/2029	175,000	154,446
Exelon Corp.
3.950%, 06/15/2025	210,000	209,277
4.100%, 03/15/2052 (C)	30,000	25,862
FirstEnergy Corp.
1.600%, 01/15/2026	35,000	30,538
2.250%, 09/01/2030	75,000	59,438
Georgia Power Company
4.300%, 03/15/2042	200,000	173,938
4.700%, 05/15/2032	65,000	65,172
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	173,033
ITC Holdings Corp. 2.950%, 05/14/2030 (C)	165,000	145,460
Jersey Central Power & Light Company 2.750%, 03/01/2032 (C)	125,000	106,319
MidAmerican Energy Company
3.150%, 04/15/2050	90,000	70,450
3.650%, 08/01/2048	25,000	21,196
NextEra Energy Capital Holdings, Inc. 4.625%, 07/15/2027	300,000	304,095
NiSource, Inc. 3.490%, 05/15/2027	210,000	201,021
NRG Energy, Inc. 2.450%, 12/02/2027 (C)	190,000	163,140
Oglethorpe Power Corp. 4.500%, 04/01/2047 (C)	80,000	69,003
Pacific Gas & Electric Company
2.500%, 02/01/2031	430,000	328,921
4.400%, 03/01/2032	65,000	56,416
4.950%, 07/01/2050	685,000	546,569
5.250%, 03/01/2052	55,000	45,301
5.900%, 06/15/2032	195,000	188,504
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PacifiCorp
4.125%, 01/15/2049	$33,000	$29,552
4.150%, 02/15/2050	45,000	40,577
Puget Energy, Inc.
3.650%, 05/15/2025	180,000	176,220
4.100%, 06/15/2030	130,000	120,832
Sempra Energy
3.400%, 02/01/2028	200,000	188,855
3.800%, 02/01/2038	85,000	71,745
4.000%, 02/01/2048	25,000	20,789
Southern California Edison Company
2.750%, 02/01/2032	205,000	173,161
2.850%, 08/01/2029	135,000	119,623
4.000%, 04/01/2047	72,000	58,403
4.700%, 06/01/2027	220,000	220,395
The AES Corp. 3.300%, 07/15/2025 (C)	175,000	164,147
The Southern Company 2.950%, 07/01/2023	70,000	69,334
Xcel Energy, Inc. 4.600%, 06/01/2032	85,000	84,299
		6,427,388
TOTAL CORPORATE BONDS (Cost $75,481,258)		$66,402,331
MUNICIPAL BONDS – 2.2%
Chicago Board of Education (Illinois), GO
6.038%, 12/01/2029	30,000	30,641
6.138%, 12/01/2039	155,000	157,155
6.319%, 11/01/2029	185,000	193,650
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	82,667
County of Riverside (California)
2.963%, 02/15/2027	600,000	573,189
3.070%, 02/15/2028	600,000	568,381
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	257,987
5.175%, 11/15/2049	705,000	727,418
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	90,000	105,633
New York Transportation Development Corp. 4.248%, 09/01/2035	715,000	705,826
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	766,955
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	477,160
State of Illinois, GO
4.950%, 06/01/2023	129,545	130,501
5.000%, 01/01/2023	40,000	40,247
TOTAL MUNICIPAL BONDS (Cost $4,994,525)		$4,817,410
TERM LOANS (E) – 1.4%
Communication services – 0.1%
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%) 3.824%, 04/15/2027	96,528	89,510
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.166%, 02/01/2024	131,829	128,270
		217,780

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Consumer discretionary – 0.3%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%) 5.016%, 07/10/2028		$99,250	$93,512
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 4.416%, 12/23/2024		106,282	102,141
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%) 6.127%, 10/18/2028		99,500	89,053
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.630%, 10/21/2024		97,656	94,940
MajorDrive Holdings IV LLC, Term Loan B (3 month LIBOR + 4.000%) 5.625%, 06/01/2028		99,000	88,636
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 3.416%, 11/19/2026		530	505
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 6.286%, 04/16/2026		124,524	107,955
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.250%) 3.250%, 07/20/2026	EUR	115,000	108,887
			685,629
Consumer staples – 0.1%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 6.000%, 10/01/2026		$196,019	180,966
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.125%) 4.791%, 11/03/2023		100,649	96,498
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%) 4.916%, 12/23/2026		98,500	89,081
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%) 5.416%, 09/03/2026		130,950	124,239
			309,818
Health care – 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%) 4.166%, 03/01/2024		97,449	94,635
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 5.166%, 05/05/2028		99,000	94,251
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 4.916%, 10/23/2028		174,563	161,606
Pathway Vet Alliance LLC, 2021 Term Loan (3 month LIBOR + 3.750%) 6.000%, 03/31/2027		97,798	90,586
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 4.562%, 09/30/2026		123,125	115,661
			556,739
Industrials – 0.2%
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%) 3.652%, 01/15/2027		268	253
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Industrials (continued)
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%) 3.375%, 03/01/2027	$121,521	$116,053
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.850%) 3.375%, 03/01/2027	367	350
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%) 4.874%, 02/06/2026	196,261	184,792
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 3.916%, 05/30/2025	95,486	90,537
		391,985
Information technology – 0.3%
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%) 6.250%, 10/01/2027	98,747	93,192
McAfee Corp., 2022 USD Term Loan B (1 month SOFR + 4.000%) 5.145%, 03/01/2029	105,000	95,288
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 5.416%, 02/01/2028	96,961	90,849
Polaris Newco LLC, USD Term Loan B (1 month LIBOR + 4.000%) 5.666%, 06/02/2028	99,250	91,452
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 5.416%, 05/04/2026	97,250	91,671
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%) 3.916%, 03/31/2028	118,500	113,687
		576,139
Materials – 0.1%
Proampac PG Borrower LLC, 2020 Term Loan (1 and 3 month LIBOR + 3.750%) 4.994%, 11/03/2025	99,003	91,379
Quikrete Holdings, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.000%) 4.666%, 06/11/2028	99,750	93,890
		185,269
TOTAL TERM LOANS (Cost $3,313,877)		$3,104,325
COLLATERALIZED MORTGAGE OBLIGATIONS – 15.1%
Commercial and residential – 13.0%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 1.826%, 08/25/2035 (F)	121,545	104,143
Series 2005-56, Class 5A1 (1 month LIBOR + 0.640%), 2.264%, 11/25/2035 (F)	57,898	47,542
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 2.164%, 01/25/2036 (F)	15,715	14,253
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 2.074%, 03/01/2038 (F)	100,313	81,801
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	65,888	33,519

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 1.416%, 10/25/2046 (F)	$33,623	$24,888
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 1.749%, 03/25/2047 (F)	13,509	12,113
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(G)	7,267	7,241
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(G)	176,011	169,889
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(G)	167,987	152,790
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(G)	151,576	126,732
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(G)	396,249	352,673
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(G)	537,708	458,338
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(G)	273,756	247,548
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(G)	231,092	224,380
BANK
Series 2017-BNK8, Class XA IO, 0.858%, 11/15/2050	4,369,940	136,261
Series 2019-BN18, Class XA IO, 1.041%, 05/15/2062	1,411,425	66,942
Series 2019-BN20, Class XA IO, 0.955%, 09/15/2062	2,233,955	102,344
Series 2019-BN22, Class XA IO, 0.712%, 11/15/2062	2,435,117	86,188
Series 2019-BN23, Class XA IO, 0.811%, 12/15/2052	1,921,230	78,497
Series 2019-BN24, Class XA IO, 0.761%, 11/15/2062	1,184,176	45,723
Series 2020-BN28, Class XA IO, 1.897%, 03/15/2063	2,591,211	278,377
Series 2021-BN31, Class A4, 2.036%, 02/15/2054	285,000	238,806
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.602%, 02/15/2050	3,137,800	159,186
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 2.174%, 08/15/2036 (C)(F)	949,000	929,302
Series 2022-C16, Class A5, 4.600%, 06/15/2055 (G)	120,000	122,554
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.340%) 1.964%, 01/25/2037 (F)	86,662	77,386
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 2.124%, 01/25/2036 (F)	88,937	118,819
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 1.804%, 10/25/2036 (F)	7,440	6,365
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.626%, 01/15/2051	$1,166,791	$25,709
Series 2018-B4, Class XA IO, 0.658%, 07/15/2051	2,293,883	45,290
Series 2018-B8, Class XA IO, 0.804%, 01/15/2052	4,739,472	141,520
Series 2019-B10, Class XA IO, 1.386%, 03/15/2062	3,178,467	182,328
Series 2019-B12, Class XA IO, 1.179%, 08/15/2052	1,076,744	51,211
Series 2020-B18, Class XA IO, 1.916%, 07/15/2053	697,940	61,664
Series 2020-B22, Class XA IO, 1.632%, 01/15/2054	1,162,462	111,606
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(G)	185,040	169,616
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(G)	120,057	112,213
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(G)	127,776	122,476
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 2.244%, 10/15/2036 (C)(F)	498,581	489,802
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 3.874%, 12/15/2037 (C)(F)	355,000	338,059
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	301,251
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	96,958	78,168
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 2.304%, 03/25/2035 (F)	25,867	22,742
Series 2007-HY4, Class 1A1, 2.920%, 09/25/2047 (G)	62,868	57,086
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(G)	60,409	60,310
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 1.058%, 07/10/2047	1,688,001	26,315
Series 2015-GC29, Class XA IO, 1.158%, 04/10/2048	1,589,086	36,479
Series 2016-C3, Class C, 4.230%, 11/15/2049 (G)	288,000	256,998
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 (3.228% to 10-25-22, then 6.228% to 10-25-23, then 7.228% thereafter) 3.228%, 11/25/2070 (C)	197,884	197,612
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(G)	429,616	371,517

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	$800,000	$798,710
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	478,609
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	387,065
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	258,056
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	553,755
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	91,865
Series 2022-HC, Class D, 4.084%, 01/10/2039 (C)(G)	100,000	90,541
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(G)	171,528	159,583
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(G)	344,291	326,089
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(G)	267,857	240,130
Series 2021-RPL4, Class A1, 1.796%, 12/27/2060 (C)(G)	160,256	150,704
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(G)	632,763	560,469
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	14,733
Series 2015-C2, Class XA IO, 0.863%, 06/15/2057	4,665,790	75,445
Series 2016-C6, Class XA IO, 2.029%, 01/15/2049	1,065,968	58,968
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.828%, 09/15/2053	528,382	41,420
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(G)	115,785	102,262
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.300%) 1.924%, 03/25/2037 (F)	40,573	39,807
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(G)	103,221	93,323
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(G)	294,592	268,532
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(G)	218,126	197,694
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(G)	293,088	257,685
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(G)	220,737	209,897
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 2.900%, 04/19/2036 (G)	$97,538	$77,782
GS Mortgage Securities Trust Series 2014-GC20, Class A5 3.998%, 04/10/2047	395,000	392,362
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 2.867%, 01/25/2036 (G)	3,320	3,287
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 1.924%, 01/25/2037 (F)	78,322	22,961
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 2.272%, 09/19/2035 (F)	21,140	15,937
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 1.852%, 12/19/2036 (F)	131,935	124,019
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 1.802%, 01/19/2038 (F)	48,333	43,632
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 2.624%, 10/25/2037 (F)	52,639	45,293
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 3.224%, 10/25/2028 (C)(F)	43,351	43,275
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(G)	221,680	195,345
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	619,720	590,315
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 2.938%, 12/25/2036 (G)	34,740	30,798
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	393,033
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	151,849
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.232%, 05/25/2036 (G)	7,354	6,280
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1 (3.000% to 8-25-22, then 6.000% to 8-25-23, then 7.000% thereafter), 3.000%, 06/25/2059 (C)	294,594	294,090
Series 2019-GS7, Class A1 (3.250% to 10-25-22, then 6.250% to 10-25-23, then 7.250% thereafter), 3.250%, 11/25/2059 (C)	411,630	409,640
Series 2021-GS2, Class A1 (1.750% to 4-25-24, then 4.750% to 4-25-25, then 5.750% thereafter), 1.750%, 04/25/2061 (C)	162,526	152,361

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Legacy Mortgage Asset Trust (continued)
Series 2021-GS3, Class A1 (1.750% to 5-25-24, then 4.750% to 5-25-25, then 5.750% thereafter), 1.750%, 07/25/2061 (C)	$209,759	$192,932
Series 2021-GS4, Class A1 (1.650% to 8-25-24, then 4.650% to 8-25-25, then 5.650% thereafter), 1.650%, 11/25/2060 (C)	106,555	98,772
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.380%) 2.004%, 11/25/2046 (F)	112,121	99,560
LSTAR Securities Investment Trust
Series 2019-3, Class A1 (1 month LIBOR + 3.500%), 4.562%, 04/01/2024 (C)(F)	131,718	131,229
Series 2019-4, Class A1 (1 month LIBOR + 3.500%), 4.562%, 05/01/2024 (C)(F)	265,202	264,315
Series 2021-1, Class A (1 month LIBOR + 1.800%), 2.862%, 02/01/2026 (C)(F)	255,645	257,061
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.380%) 2.004%, 05/25/2046 (F)	97,546	83,329
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 3.052%, 11/21/2034 (G)	13,702	13,044
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(G)	35,751	34,422
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(G)	154,308	142,989
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(G)	176,930	160,377
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.103%, 12/15/2047	960,521	16,711
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	592,314
Series 2017-H1, Class XA IO, 1.495%, 06/15/2050	684,430	29,689
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(G)	187,668	181,760
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(G)	208,701	201,820
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(G)	371,997	367,139
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(G)	341,924	332,885
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(G)	267,154	261,410
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(G)	184,169	178,582
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 3.124%, 06/25/2057 (C)(F)	181,633	181,081
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(G)	$325,764	$318,751
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(G)	139,311	135,476
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 2.374%, 01/25/2048 (C)(F)	253,698	248,379
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(G)	201,377	196,636
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(G)	51,774	50,053
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(G)	123,578	119,026
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(G)	459,037	412,161
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 3.174%, 07/25/2028 (C)(F)	93,982	93,714
Oaktown Re III, Ltd. Series 2019-1A, Class M1A (1 month LIBOR + 1.400%) 3.024%, 07/25/2029 (C)(F)	32,514	32,504
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(G)	314,549	295,653
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(G)	272,951	235,904
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(G)	524,554	457,227
PRPM LLC
Series 2020-6, Class A1 (2.363% to 11-25-23, then 5.363% to 11-25-24, then 6.363% thereafter), 2.363%, 11/25/2025 (C)	81,882	78,365
Series 2021-3, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	228,511	215,435
Series 2021-4, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	295,218	276,367
Series 2021-9, Class A1 (2.363% to 10-25-24, then 5.363% to 10-25-25, then 6.363% thereafter), 2.363%, 10/25/2026 (C)(G)	555,302	521,320
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.500%) 2.124%, 08/25/2037 (F)	41,885	38,033
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	120,513	118,235
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	610,827

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(G)	$390,486	$344,912
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(G)	257,950	242,307
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(G)	99,310	94,521
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(G)	420,350	370,151
Toorak Mortgage Corp., Ltd. Series 2021-1, Class A1 (2.240% to 1-25-24, then 3.240% thereafter) 2.240%, 06/25/2024 (C)	330,000	309,192
Towd Point Mortgage Trust
Series 2017-1, Class A1, 2.750%, 10/25/2056 (C)(G)	144,889	143,726
Series 2017-2, Class A1, 2.750%, 04/25/2057 (C)(G)	36,424	36,190
Series 2017-3, Class A1, 2.750%, 07/25/2057 (C)(G)	92,870	91,861
Series 2017-4, Class A1, 2.750%, 06/25/2057 (C)(G)	202,681	197,576
Series 2017-5, Class A1 (1 month LIBOR + 0.600%), 2.224%, 02/25/2057 (C)(F)	114,614	113,437
Series 2021-R1, Class A1, 2.918%, 11/30/2060 (C)(G)	623,772	554,618
Triangle Re, Ltd. Series 2021-2, Class M1A (1 month LIBOR + 2.050%) 3.674%, 10/25/2033 (C)(F)	197,244	196,891
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(G)	139,721	126,296
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(G)	291,534	262,450
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(G)	158,628	153,313
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	397,983	374,887
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.188%, 06/25/2037 (G)	12,568	11,349
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 2.224%, 07/25/2036 (F)	19,810	13,093
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	305,379
Series 2015-NXS1, Class D, 4.288%, 05/15/2048 (G)	40,000	36,386
Series 2015-NXS1, Class XA IO, 1.214%, 05/15/2048	1,469,834	33,870
Series 2015-NXS3, Class XA IO, 1.031%, 09/15/2057	2,577,270	60,666
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	$304,634	$304,081
		28,864,812
U.S. Government Agency – 2.1%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 3.274%, 04/25/2043 (C)(F)	31,429	31,190
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 3.674%, 07/25/2049 (C)(F)	175,131	174,149
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 3.474%, 09/25/2049 (C)(F)	180,853	177,917
Series 3883, Class PB, 3.000%, 05/15/2041	65,574	63,700
Series 4139, Class PA, 2.500%, 11/15/2041	232,033	227,306
Series K064, Class X1 IO, 0.740%, 03/25/2027	2,171,752	52,905
Series K068, Class A2, 3.244%, 08/25/2027	545,000	538,497
Series K104, Class X1 IO, 1.245%, 01/25/2030	1,307,255	88,177
Series K111, Class X1 IO, 1.680%, 05/25/2030	550,297	54,348
Series K114, Class X1 IO, 1.212%, 06/25/2030	1,599,891	114,531
Series K121, Class X1 IO, 1.120%, 10/25/2030	848,837	55,574
Series K122, Class X1 IO, 0.882%, 11/25/2030	478,928	27,879
Series K124, Class X1 IO, 0.811%, 12/25/2030	1,908,708	93,738
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	71,982	67,672
Series 2012-21, Class PQ, 2.000%, 09/25/2041	44,087	41,873
Series 2012-52, Class PA, 3.500%, 05/25/2042	61,415	60,702
Series 2012-75, Class KC, 2.500%, 12/25/2041	67,802	66,109
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 6.524%, 11/25/2024 (F)	45,471	46,755
Series 2015-48, Class QB, 3.000%, 02/25/2043	102,912	102,062
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 7.324%, 04/25/2028 (F)	36,367	37,967
Series 2016-11, Class GA, 2.500%, 03/25/2046	98,984	95,500
Series 2016-38, Class NA , 3.000%, 01/25/2046	51,541	50,199
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 7.624%, 09/25/2028 (F)	17,636	18,327
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 5.974%, 05/25/2029 (F)	222,994	230,568

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-26, Class CG, 3.500%, 07/25/2044	$73,875	$74,099
Series 2017-34, Class JK, 3.000%, 05/25/2047	44,420	43,863
Series 2017-35, Class AH, 3.500%, 04/25/2053	90,937	90,986
Series 2017-49, Class JA, 4.000%, 07/25/2053	79,690	80,419
Series 2017-84, Class KA, 3.500%, 04/25/2053	88,130	88,537
Series 2017-96, Class PA, 3.000%, 12/25/2054	142,418	140,130
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 5.174%, 07/25/2029 (F)	127,491	130,208
Series 2018-19, Class DC, 3.500%, 05/25/2056	73,976	73,938
Series 2018-23, Class LA, 3.500%, 04/25/2048	136,671	132,485
Series 2018-70, Class HA, 3.500%, 10/25/2056	106,108	106,393
Series 2018-77, Class PA, 3.500%, 02/25/2048	33,007	32,943
Series 2018-80, Class GD, 3.500%, 12/25/2047	63,086	62,041
Series 2019-12, Class HA, 3.500%, 11/25/2057	159,768	159,305
Series 2019-14, Class CA, 3.500%, 04/25/2049	180,099	179,995
Series 2019-45, Class PT, 3.000%, 08/25/2049	153,006	146,219
Series 2019-7, Class CA, 3.500%, 11/25/2057	127,292	127,222
Series 2019-7, Class JA, 3.500%, 03/25/2049	142,071	141,082
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 3.774%, 11/25/2039 (C)(F)	109,512	106,399
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 3.774%, 09/25/2031 (C)(F)	21,056	21,017
Series 415, Class A3, 3.000%, 11/25/2042	120,216	115,503
Government National Mortgage Association
Series 2006-38, Class XS IO, 5.741%, 09/16/2035	23,750	1,628
Series 2013-37, Class LG, 2.000%, 01/20/2042	82,616	80,934
		4,652,991
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,927,779)		$33,517,803
ASSET BACKED SECURITIES – 10.2%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	135,632	113,766
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 1.844%, 01/25/2037 (F)	98,896	60,507
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	$46,778	$46,591
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	107,430	105,623
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	287,796
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 1.966%, 04/22/2027 (C)(F)	648,085	638,739
Avant Loans Funding Trust Series 2021-REV1, Class A 1.210%, 07/15/2030 (C)	225,000	212,086
Bain Capital Credit CLO, Ltd. Series 2017-2A, Class AR2 (3 month LIBOR + 1.180%) 2.364%, 07/25/2034 (C)(F)	650,000	628,611
Bayview Koitere Fund Trust
Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(G)	256,161	249,693
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(G)	104,387	103,700
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(G)	161,198	158,227
Bayview Opportunity Master Fund IVa Trust Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(G)	120,403	119,534
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month LIBOR + 1.100%) 2.163%, 04/20/2034 (C)(F)	415,000	398,509
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class A1 (3 month LIBOR + 1.150%) 2.194%, 04/19/2034 (C)(F)	810,000	783,187
Buckhorn Park CLO, Ltd. Series 2019-1A, Class AR (3 month LIBOR + 1.120%) 2.164%, 07/18/2034 (C)(F)	550,000	532,214
Carvana Auto Receivables Trust Series 2022-P2, Class A3 4.130%, 04/12/2027	465,000	461,954
CF Hippolyta Issuer LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	130,929	111,881
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%) 2.013%, 04/20/2030 (C)(F)	900,000	885,677
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.000%, 05/15/2030 (C)	250,000	237,884
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	357,050	348,110
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	171,063	154,830
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	267,300	232,989
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	255,000	252,337

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	$570,000	$563,022
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	167,692
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 1.934%, 09/25/2036 (F)	207,769	193,251
Firstkey Homes Trust Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	575,000	566,369
FirstKey Homes Trust Series 2022-SFR1, Class A 4.145%, 05/17/2039 (C)	139,881	137,486
Galaxy XXIII CLO, Ltd. Series 2017-23A, Class AR (3 month LIBOR + 0.870%) 2.054%, 04/24/2029 (C)(F)	782,057	768,138
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (G)	140,499	43,494
Series 2006-15, Class AF6 6.376%, 09/25/2036	356,421	112,938
Series 2006-20, Class 2A1A (1 month LIBOR + 0.100%) 1.724%, 12/25/2046 (F)	198,962	109,924
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	179,910	176,894
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 1.714%, 01/25/2037 (F)	191,773	122,038
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 2.103%, 10/20/2027 (C)(F)	194,088	192,542
Madison Park Funding XXXVIII, Ltd. Series 2021-38A, Class A (3 month LIBOR + 1.120%) 2.164%, 07/17/2034 (C)(F)	655,000	632,889
Marlette Funding Trust Series 2021-2A, Class B 1.060%, 09/15/2031 (C)	120,000	115,223
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.540%, 03/20/2026 (C)	250,000	237,863
MF1, Ltd. Series 2022-FL8, Class AS (1 month SOFR + 1.750%) 2.542%, 02/19/2037 (C)(F)	335,000	316,919
MFA LLC Series 2021-NPL1, Class A1 (2.363% to 3-25-24, then 5.363% to 3-25-25, then 6.363% thereafter) 2.363%, 03/25/2060 (C)	409,243	393,929
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	192,993	173,088
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	59,873	56,848
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 2.336%, 04/30/2027 (C)(F)	$52,383	$52,343
PRET LLC
Series 2021-NPL3, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 07/25/2051 (C)	229,330	205,952
Series 2021-NPL6, Class A1 (2.487% to 11-25-24, then 5.487% to 11-25-25, then 6.487% thereafter) 2.487%, 07/25/2051 (C)	254,345	237,820
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1 (2.981% to 12-25-24, then 5.981% to 12-25-25, then 6.981% thereafter) 2.981%, 01/25/2052 (C)	590,032	549,297
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	395,000	351,684
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	135,000	127,396
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	105,000	104,815
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2 (3 month LIBOR + 1.160%) 2.223%, 04/20/2034 (C)(F)	595,000	569,827
RR 1 LLC Series 2017-1A, Class A1AB (3 month LIBOR + 1.150%) 2.194%, 07/15/2035 (C)(F)	675,000	655,125
RR 16, Ltd. Series 2021-16A, Class A1 (3 month LIBOR + 1.110%) 2.154%, 07/15/2036 (C)(F)	585,000	566,131
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.480%, 01/15/2027	75,000	72,277
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.180%) 1.804%, 07/25/2036 (F)	123,538	47,790
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.070%) 2.254%, 04/25/2034 (C)(F)	655,000	630,424
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 1.804%, 07/25/2037 (F)	25,343	23,798
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	140,701
THL Credit Wind River CLO, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.430%) 2.493%, 10/20/2033 (C)(F)	520,000	508,567
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 1.903%, 04/20/2028 (C)(F)	178,284	176,880
Tricon Residential Trust Series 2022-SFR2, Class A 4.849%, 07/17/2040 (C)	375,000	374,994

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
VCAT LLC
Series 2021-NPL2, Class A1 (2.115% to 3-25-24, then 5.115% to 3-25-25, then 6.115% thereafter) 2.115%, 03/27/2051 (C)	$86,881	$82,808
Series 2021-NPL3, Class A1 (1.743% to 5-25-24, then 4.473% to 5-25-25, then 5.743% thereafter) 1.743%, 05/25/2051 (C)	265,377	248,525
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month LIBOR + 1.130%) 2.174%, 04/15/2034 (C)(F)	655,000	628,851
Venture 43 CLO, Ltd. Series 2021-43A, Class A1 (3 month LIBOR + 1.240%) 2.284%, 04/15/2034 (C)(F)	260,000	250,956
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 1.924%, 07/15/2027 (C)(F)	120,297	119,875
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 08/25/2051 (C)	484,614	448,952
Verus Securitization Trust Series 2020-NPL1, Class A1 (3.598% to 9-25-23, then 6.598% to 9-25-24, then 7.598% thereafter) 3.598%, 08/25/2050 (C)	13,947	13,916
VOLT CIII LLC Series 2021-CF1, Class A1 (1.992% to 8-25-24, then 4.992% to 8-25-25, then 5.992% thereafter) 1.992%, 08/25/2051 (C)	333,351	311,069
VOLT XCIV LLC Series 2021-NPL3, Class A1 (2.240% to 1-25-24, then 5.239% to 1-25-25, then 6.239% thereafter) 2.240%, 02/27/2051 (C)	289,613	275,078
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 1.944%, 01/18/2029 (C)(F)	581,253	572,815
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month LIBOR + 1.170%) 2.233%, 07/20/2032 (C)(F)	520,000	503,689
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	224,425	211,390
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	579,150	490,888
Westlake Automobile Receivables Trust
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	420,000	416,639
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	215,000	206,719
Series 2022-2A, Class B 4.310%, 09/15/2027 (C)	270,000	268,848
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	99,500	88,397
TOTAL ASSET BACKED SECURITIES (Cost $23,850,145)		$22,740,228
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS – 0.0%
Energy – 0.0%
Foresight Energy LLC (H)	895	$15,214
TOTAL COMMON STOCKS (Cost $119,522)		$15,214
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 0.3%
John Hancock Collateral Trust, 1.4215% (I)(J)	54,513	544,934
Repurchase agreement – 1.2%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-22 at 1.500% to be repurchased at $2,700,113 on 7-1-22, collateralized by $2,688,057 Federal National Mortgage Association, 4.500% due 3-1-49 (valued at $2,754,000)	$2,700,000	2,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,244,930)		$3,244,934
Total Investments (Investment Quality Bond Trust) (Cost $337,488,302) – 138.7%		$308,587,243
Other assets and liabilities, net – (38.7%)		(86,118,252)
TOTAL NET ASSETS – 100.0%		$222,468,991
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $68,784,266 or 30.9% of the fund's net assets as of 6-30-22.
(D)	All or a portion of this security is on loan as of 6-30-22.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	The rate shown is the annualized seven-day yield as of 6-30-22.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	12	Long	Sep 2022	$985,890	$989,394	$3,504
10-Year Canada Government Bond Futures	20	Long	Sep 2022	1,917,333	1,926,507	9,174
5-Year U.S. Treasury Note Futures	59	Long	Sep 2022	6,677,730	6,622,750	(54,980)
10-Year U.S. Treasury Note Futures	288	Short	Sep 2022	(34,181,463)	(34,137,000)	44,463
2-Year U.S. Treasury Note Futures	30	Short	Sep 2022	(6,275,547)	(6,300,469)	(24,922)
Euro-Buxl Futures	6	Short	Sep 2022	(1,078,867)	(1,028,416)	50,451
German Euro BUND Futures	44	Short	Sep 2022	(6,916,963)	(6,860,216)	56,747
U.K. Long Gilt Bond Futures	12	Short	Sep 2022	(1,684,949)	(1,664,975)	19,974
U.S. Treasury Long Bond Futures	94	Short	Sep 2022	(13,215,889)	(13,030,750)	185,139
Ultra U.S. Treasury Bond Futures	58	Short	Sep 2022	(9,163,311)	(8,951,938)	211,373
Ultra U.S. Treasury Bond Futures	22	Short	Sep 2022	(2,847,744)	(2,802,250)	45,494
						$546,417

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	351,000	USD	371,743	DB	9/21/2022	—	$(1,866)
EUR	293,000	USD	307,635	JPM	9/21/2022	$1,123	—
MXN	2,050,000	USD	101,305	BNP	9/21/2022	—	(819)
USD	1,025,290	BRL	5,165,000	CITI	9/21/2022	60,071	—
USD	120,107	EUR	114,000	BNP	7/29/2022	453	—
USD	5,377,975	EUR	5,001,000	BNP	9/21/2022	108,011	—
USD	415,187	EUR	392,000	GSI	9/21/2022	2,104	—
USD	112,216	EUR	106,000	JPM	9/21/2022	515	—
USD	1,177,207	MXN	23,490,000	DB	9/21/2022	25,783	—
USD	580,189	MXN	11,580,000	GSI	9/21/2022	12,565	—
						$210,625	$(2,685)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	4,255,000	USD	Fixed 1.380%	USD Compounded SOFR	Annual	Annual	Dec 2031	$(23,894)	$496,227	$472,333
Centrally cleared	2,185,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	(11,902)	421,319	409,417
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(8,114)	290,063	281,949
								$(43,910)	$1,207,609	$1,163,699
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.35	1,300,000	USD	$1,300,000	1.000%	Quarterly	Jun 2027	$74,518	$55,450	$129,968
Centrally cleared	Federative Republic of Brazil	2,510,000	USD	2,510,000	1.000%	Quarterly	Jun 2027	139,516	68,980	208,496
				$3,810,000				$214,034	$124,430	$338,464
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 5.4%
U.S. Treasury Bill
0.347%, 07/21/2022	$48,000,000	$47,990,875
0.597%, 07/28/2022	20,000,000	19,991,168
U.S. Treasury Note
0.086%, 09/30/2022	4,000,000	4,000,387
0.209%, 11/30/2022	9,800,000	9,796,559
1.619%, (3 month USBMMY - 0.075%), 04/30/2024 (A)	15,000,000	15,001,380
1.822%, (3 month USBMMY + 0.055%), 07/31/2022 (A)	27,763,300	27,763,670
TOTAL U.S. GOVERNMENT (Cost $124,544,039)		$124,544,039
U.S. GOVERNMENT AGENCY – 73.7%
Federal Agricultural Mortgage Corp.
0.076%, 08/26/2022	5,471,000	5,470,362
1.023%, 12/15/2022	18,621,000	18,534,225
1.063%, 10/13/2022	6,734,000	6,717,487
1.390%, 07/14/2022	16,624,000	16,615,776
1.541%, (SOFR + 0.010%), 08/18/2022 (A)	16,528,000	16,528,000
1.546%, (SOFR + 0.015%), 09/30/2022 (A)	13,683,000	13,683,000
1.546%, (SOFR + 0.015%), 10/27/2022 (A)	6,820,000	6,820,000
1.546%, (SOFR + 0.015%), 11/04/2022 (A)	10,000,000	10,000,000
1.551%, (SOFR + 0.020%), 02/14/2023 (A)	27,000,000	27,000,000
1.551%, (SOFR + 0.020%), 02/24/2023 (A)	19,848,000	19,848,000
1.551%, (SOFR + 0.020%), 03/01/2023 (A)	16,299,000	16,299,000
1.551%, (SOFR + 0.020%), 12/02/2022 (A)	12,073,000	12,073,000
1.561%, (SOFR + 0.030%), 04/04/2023 (A)	10,067,000	10,067,000
1.566%, (SOFR + 0.035%), 04/06/2023 (A)	20,070,000	20,070,000
1.572%, (SOFR + 0.040%), 03/17/2023 (A)	13,488,000	13,488,000
1.572%, (SOFR + 0.040%), 03/29/2023 (A)	26,927,000	26,927,000
1.582%, (SOFR + 0.050%), 03/03/2023 (A)	12,000,000	12,000,000
1.596%, 12/02/2022	6,648,000	6,648,000
2.223%, 06/02/2023	6,654,000	6,654,000
2.294%, 06/08/2023	9,953,000	9,953,000
Federal Farm Credit Bank
0.075%, 09/21/2022	10,000,000	9,999,865
0.087%, 08/10/2022	8,917,000	8,917,426
0.090%, 10/13/2022	1,706,000	1,706,337
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
0.119%, 09/22/2022	$1,000,000	$1,000,000
0.210%, 12/15/2022	500,000	499,884
0.284%, 07/13/2022	3,917,000	3,916,894
0.441%, 11/18/2022	2,989,000	2,984,979
0.460%, 07/06/2022	13,464,000	13,463,151
0.842%, 07/07/2022	6,657,000	6,656,079
0.862%, 07/15/2022	9,986,000	9,982,699
0.862%, 07/21/2022	10,645,000	10,639,973
1.035%, 08/11/2022	9,972,000	9,960,416
1.122%, 01/25/2023	607,000	603,142
1.163%, 09/26/2022	23,246,000	23,181,762
1.426%, 07/20/2022	29,935,000	29,912,794
1.472%, 07/27/2022	19,959,000	19,938,098
1.525%, 09/02/2022	2,000,000	1,994,750
1.546%, (SOFR + 0.060%), 10/21/2022 (A)	13,591,000	13,592,901
1.546%, (SOFR + 0.015%), 11/28/2022 (A)	20,215,000	20,215,000
1.551%, (SOFR + 0.015%), 05/02/2023 (A)	36,654,000	36,652,448
1.554%, (SOFR + 0.030%), 06/14/2023 (A)	13,419,000	13,419,941
1.556%, (SOFR + 0.015%), 01/09/2023 (A)	9,000,000	8,999,522
1.556%, (SOFR + 0.025%), 04/19/2023 (A)	10,002,000	10,002,000
1.561%, (SOFR + 0.035%), 04/21/2023 (A)	9,000,000	9,000,367
1.561%, (SOFR + 0.030%), 04/06/2023 (A)	16,846,000	16,846,000
1.566%, (SOFR + 0.040%), 01/25/2024 (A)	9,965,000	9,965,778
1.572%, (SOFR + 0.040%), 02/09/2024 (A)	3,262,000	3,262,000
1.572%, (SOFR + 0.040%), 02/05/2024 (A)	3,338,000	3,338,000
1.572%, (SOFR + 0.040%), 03/18/2024 (A)	13,297,000	13,297,000
1.590%, (SOFR + 0.135%), 11/06/2023 (A)	300,000	300,308
1.590%, (U.S. Federal Funds Effective Rate + 0.360%), 12/12/2022 (A)	20,198,000	20,231,942
1.597%, (U.S. Federal Funds Effective Rate - 0.005%), 06/22/2023 (A)	6,923,000	6,923,000
1.597%, (Prime rate - 3.180%), 10/19/2022 (A)	10,599,000	10,598,838
1.597%, (U.S. Federal Funds Effective Rate - 0.015%), 05/15/2023 (A)	4,000,000	3,999,646
1.597%, (Prime rate - 3.180%), 07/27/2022 (A)	9,000,000	8,999,967
1.600%, (3 month USBMMY + 0.420%), 11/07/2022 (A)	6,000,000	6,012,805

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
1.607%, (SOFR + 0.075%), 11/03/2022 (A)	$7,362,000	$7,362,000
1.610%, (Prime rate - 3.170%), 01/26/2023 (A)	16,308,000	16,307,292
1.612%, (SOFR + 0.080%), 10/14/2022 (A)	5,862,000	5,862,000
1.612%, (Prime rate - 3.160%), 05/18/2023 (A)	6,969,000	6,969,000
1.612%, (Prime rate - 3.160%), 07/26/2023 (A)	13,378,000	13,378,000
1.617%, (Prime rate - 3.155%), 09/08/2023 (A)	8,500,000	8,500,000
1.622%, (SOFR + 0.090%), 09/23/2022 (A)	7,315,000	7,315,000
1.627%, (Prime rate - 3.145%), 03/15/2023 (A)	7,011,000	7,011,000
1.630%, (SOFR + 0.320%), 06/09/2023 (A)	154,000	154,322
1.653%, (Prime rate - 3.120%), 01/08/2024 (A)	10,717,000	10,717,000
1.678%, (SOFR + 0.145%), 07/28/2022 (A)	3,670,000	3,670,000
1.695%, (SOFR + 0.110%), 02/14/2025 (A)	4,019,000	4,013,698
1.699%, 12/14/2022	758,000	752,613
1.731%, 01/18/2023	12,264,000	12,148,230
1.805%, (3 month USBMMY + 0.023%), 07/17/2023 (A)	10,000,000	10,000,000
1.813%, (3 month USBMMY + 0.025%), 06/15/2023 (A)	10,277,000	10,276,501
1.838%, (3 month USBMMY + 0.055%), 01/31/2023 (A)	14,262,000	14,262,000
1.980%, 02/21/2023	4,506,000	4,490,849
2.059%, 03/27/2023	5,308,000	5,228,675
Federal Home Loan Bank
0.074%, 08/19/2022	3,415,000	3,414,986
0.194%, 09/30/2022	1,325,000	1,341,961
0.208%, 12/02/2022	9,000,000	9,000,000
0.321%, 08/24/2022	35,000	35,088
0.789%, 08/09/2022	4,040,000	4,036,896
0.835%, 07/06/2022	43,229,000	43,224,054
0.837%, 07/01/2022	13,432,000	13,432,000
0.852%, 07/08/2022	16,623,000	16,620,285
0.852%, 07/25/2022	19,906,000	19,894,853
0.894%, 07/15/2022	18,443,000	18,436,678
0.902%, 07/20/2022	26,589,000	26,576,524
0.974%, 07/21/2022	13,289,000	13,281,913
1.077%, 08/15/2022	19,135,000	19,109,622
1.103%, 08/17/2022	20,136,000	20,107,454
1.155%, 08/19/2022	6,646,000	6,635,715
1.220%, 09/19/2022	6,656,000	6,638,251
1.229%, 08/24/2022	16,622,000	16,591,831
1.263%, 07/29/2022	66,458,000	66,391,657
1.339%, 07/12/2022	46,529,000	46,510,235
1.380%, 08/10/2022	52,589,000	52,509,566
1.394%, 05/03/2023	19,950,000	19,950,000
1.394%, 08/12/2022	27,819,000	27,774,454
1.395%, 10/21/2022	16,616,000	16,545,179
1.421%, 07/28/2022	19,931,000	19,910,072
1.531%, (SOFR), 08/19/2022 (A)	26,615,000	26,615,000
1.536%, (SOFR + 0.005%), 09/16/2022 (A)	16,330,000	16,330,000
1.536%, (SOFR + 0.005%), 07/18/2022 (A)	16,530,000	16,530,000
1.536%, (SOFR + 0.005%), 07/25/2022 (A)	16,290,000	16,290,000
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
1.536%, (SOFR + 0.010%), 07/26/2022 (A)	$26,845,000	$26,845,093
1.541%, (SOFR + 0.010%), 10/17/2022 (A)	6,825,000	6,825,000
1.541%, (SOFR + 0.010%), 08/02/2022 (A)	19,995,000	19,995,000
1.541%, (SOFR + 0.010%), 08/17/2022 (A)	15,000,000	15,000,000
1.541%, (SOFR + 0.010%), 09/16/2022 (A)	19,785,000	19,785,000
1.551%, (SOFR + 0.020%), 12/16/2022 (A)	19,950,000	19,950,000
1.564%, 08/03/2022	26,605,000	26,567,443
1.572%, 12/06/2022	11,317,000	11,240,510
1.592%, (SOFR + 0.060%), 11/23/2022 (A)	18,370,000	18,370,000
1.592%, (SOFR + 0.060%), 12/16/2022 (A)	10,000,000	10,000,000
1.622%, (SOFR + 0.090%), 08/12/2022 (A)	14,640,000	14,640,000
1.624%, 12/20/2022	9,976,000	9,900,216
1.952%, 03/02/2023	1,995,000	1,969,309
1.969%, 04/28/2023	2,095,000	2,064,586
1.984%, 05/23/2023	16,645,000	16,645,000
1.984%, 06/14/2023	6,965,000	6,965,000
2.194%, 06/16/2023	9,980,000	9,980,000
2.513%, 06/29/2023	9,935,000	9,935,000
2.673%, 06/29/2023	10,030,000	10,030,000
Federal Home Loan Mortgage Corp.
0.312%, 11/23/2022	2,000,000	1,999,020
0.454%, 11/18/2022	26,000	25,973
1.250%, 09/06/2022	4,740,000	4,729,149
1.262%, 07/25/2022	40,378,000	40,347,874
2.217%, 04/20/2023	3,907,000	3,850,230
Federal National Mortgage Association
0.072%, 09/06/2022	4,081,000	4,090,672
0.134%, 09/29/2022	1,643,000	1,648,522
1.015%, 08/10/2022	13,302,000	13,287,220
1.321%, 09/07/2022	5,276,000	5,263,044
1.541%, (SOFR + 0.180%), 07/08/2022 (A)	1,250,000	1,250,041
2.275%, 05/22/2023	11,497,000	11,293,694
2.546%, 01/19/2023	2,486,000	2,484,123
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,705,540,735)		$1,705,540,735
REPURCHASE AGREEMENT – 21.5%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 1.440% to be repurchased at $498,319,932 on 7-1-22, collateralized by $567,713,900 U.S. Treasury Notes, 1.250% due 5-31-28 to 6-30-28 (valued at $508,266,030)	498,300,000	498,300,000
TOTAL REPURCHASE AGREEMENT (Cost $498,300,000)		$498,300,000
Total Investments (Money Market Trust) (Cost $2,328,384,774) – 100.6%		$2,328,384,774
Other assets and liabilities, net – (0.6%)		(13,278,209)
TOTAL NET ASSETS – 100.0%		$2,315,106,565
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 0.7%
U.S. Treasury Inflation Protected Securities 0.250%, 02/15/2050		$1,506,575	$1,188,841
U.S. Government Agency - 5.5%
Federal National Mortgage Association
2.500%, TBA (A)		9,613,000	8,634,073
4.000%, TBA (A)		675,000	665,402
			9,299,475
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,637,375)			$10,488,316
FOREIGN GOVERNMENT OBLIGATIONS - 41.0%
Angola - 0.1%
Republic of Angola 8.000%, 11/26/2029		200,000	157,839
Argentina - 0.2%
Republic of Argentina
1.000%, 07/09/2029		34,723	7,896
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		1,534,439	330,478
			338,374
Australia - 1.7%
Commonwealth of Australia
0.250%, 11/21/2032	AUD	1,750,000	1,107,474
1.750%, 06/21/2051		1,870,000	819,618
Commonwealth of Australia, Inflation Linked Bond 1.439%, 08/21/2040		1,370,000	1,014,911
			2,942,003
Benin - 0.1%
Republic of Benin 4.950%, 01/22/2035	EUR	390,000	265,520
Brazil - 5.0%
Federative Republic of Brazil
5.625%, 01/07/2041		$145,000	115,519
10.000%, 01/01/2025 to 01/01/2029	BRL	49,907,000	8,411,265
			8,526,784
Bulgaria - 0.1%
Republic of Bulgaria 3.125%, 03/26/2035	EUR	230,000	210,008
Canada - 2.4%
Government of Canada 4.000%, 12/01/2031	CAD	2,130,622	2,083,249
Province of Ontario 2.000%, 12/01/2036		2,710,801	2,040,935
			4,124,184
Chile - 0.4%
Republic of Chile
0.830%, 07/02/2031	EUR	135,000	110,290
1.900%, 09/01/2030 (B)	CLP	330,568,579	361,874
5.000%, 03/01/2035		150,000,000	146,699
			618,863
Colombia - 0.8%
Republic of Colombia
3.875%, 02/15/2061		$845,000	484,734
6.000%, 04/28/2028	COP	1,667,200,000	314,834
6.125%, 01/18/2041		$645,000	504,966
			1,304,534
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Czech Republic - 0.2%
Czech Republic 2.500%, 08/25/2028	CZK	9,720,000	$353,380
Dominican Republic - 0.2%
Government of Dominican Republic
4.875%, 09/23/2032		$410,000	315,469
6.500%, 02/15/2048		155,000	117,025
			432,494
Egypt - 0.2%
Arab Republic of Egypt
7.903%, 02/21/2048		420,000	239,373
14.563%, 07/06/2026	EGP	2,360,000	120,507
			359,880
El Salvador - 0.0%
Republic of El Salvador 7.125%, 01/20/2050		$155,000	48,061
Gabon - 0.3%
Republic of Gabon
6.625%, 02/06/2031		400,000	295,394
7.000%, 11/24/2031		200,000	145,852
			441,246
Ghana - 0.1%
Republic of Ghana 10.750%, 10/14/2030		250,000	214,600
Greece - 0.4%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (C)*	EUR	409,185,000	643,208
Guatemala - 0.1%
Republic of Guatemala 4.650%, 10/07/2041		$200,000	145,312
Hungary - 0.7%
Republic of Hungary
1.625%, 04/28/2032	EUR	520,000	415,720
1.750%, 06/05/2035		130,000	96,188
3.125%, 09/21/2051		$200,000	131,796
5.500%, 06/16/2034 (D)		320,000	310,016
6.750%, 10/22/2028	HUF	90,530,000	221,925
			1,175,645
Iceland - 2.1%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	3,143,370
6.500%, 01/24/2031		46,170,000	369,004
			3,512,374
Indonesia - 0.9%
Republic of Indonesia
1.100%, 03/12/2033	EUR	380,000	282,696
1.400%, 10/30/2031		380,000	306,835
7.000%, 09/15/2030	IDR	11,969,000,000	796,193
7.750%, 01/17/2038		$100,000	118,464
8.500%, 10/12/2035		100,000	125,733
			1,629,921
Ivory Coast - 0.4%
Republic of Ivory Coast
4.875%, 01/30/2032	EUR	260,000	195,096
5.250%, 03/22/2030		145,000	118,398
6.125%, 06/15/2033		$400,000	313,304
			626,798
Japan - 3.7%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	805,986,688	6,249,248

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Macedonia - 0.6%
Republic of North Macedonia
1.625%, 03/10/2028	EUR	1,235,000	$966,794
2.750%, 01/18/2025		150,000	141,885
			1,108,679
Malaysia - 0.4%
Government of Malaysia 3.885%, 08/15/2029	MYR	3,440,000	762,643
Mexico - 2.4%
Government of Mexico
1.450%, 10/25/2033	EUR	435,000	310,439
2.125%, 10/25/2051		425,000	243,589
2.750%, 11/27/2031	MXN	34,229,586	1,544,591
3.375%, 02/23/2031	EUR	235,000	219,685
3.625%, 04/09/2029		550,000	542,805
4.000%, 11/15/2040	MXN	5,069,141	250,393
5.625%, 03/19/2114	GBP	100,000	95,216
8.500%, 05/31/2029	MXN	16,632,300	802,671
			4,009,389
Morocco - 0.4%
Kingdom of Morocco
2.000%, 09/30/2030	EUR	485,000	367,596
4.000%, 12/15/2050		$200,000	116,758
5.500%, 12/11/2042		200,000	145,407
			629,761
New Zealand - 2.7%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	357,420
2.750%, 05/15/2051		2,975,000	1,420,914
Government of New Zealand, Inflation Linked Bond
2.887%, 09/20/2040		1,390,000	1,021,904
2.917%, 09/20/2035		1,025,000	770,674
3.555%, 09/20/2030		1,280,000	1,020,425
			4,591,337
Nigeria - 0.1%
Republic of Nigeria 7.143%, 02/23/2030		$200,000	141,335
Pakistan - 0.1%
Republic of Pakistan 8.875%, 04/08/2051		200,000	119,000
Panama - 0.3%
Republic of Panama 4.500%, 04/01/2056		560,000	443,721
Paraguay - 0.3%
Republic of Paraguay 5.600%, 03/13/2048		600,000	472,825
Peru - 1.5%
Republic of Peru
1.250%, 03/11/2033	EUR	245,000	181,167
1.950%, 11/17/2036		165,000	118,269
3.750%, 03/01/2030		115,000	117,489
6.150%, 08/12/2032	PEN	2,105,000	485,735
6.950%, 08/12/2031		6,385,000	1,582,602
			2,485,262
Philippines - 0.0%
Republic of the Philippines 1.750%, 04/28/2041	EUR	100,000	70,510
Poland - 0.3%
Republic of Poland 2.500%, 07/25/2026	PLN	2,870,000	531,839
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania - 0.8%
Republic of Romania
2.625%, 12/02/2040 (D)	EUR	540,000	$328,246
3.875%, 10/29/2035		520,000	402,762
4.625%, 04/03/2049		205,000	151,741
4.850%, 04/22/2026	RON	1,170,000	217,579
6.000%, 05/25/2034 (D)		$170,000	153,578
6.125%, 01/22/2044		130,000	113,919
			1,367,825
Russia - 0.5%
Government of Russia
6.900%, 05/23/2029 (E)(F)	RUB	240,040,000	436,436
7.050%, 01/19/2028 (E)(F)		133,185,000	242,155
7.650%, 04/10/2030 (E)(F)		84,090,000	152,891
			831,482
Serbia - 0.5%
Republic of Serbia
1.650%, 03/03/2033	EUR	660,000	432,015
2.050%, 09/23/2036		605,000	371,295
			803,310
South Africa - 0.5%
Republic of South Africa
7.300%, 04/20/2052		$200,000	159,500
8.250%, 03/31/2032	ZAR	13,680,000	705,256
			864,756
South Korea - 8.0%
Republic of Korea
1.375%, 12/10/2029	KRW	10,736,980,000	7,047,275
2.375%, 12/10/2031		4,545,430,000	3,138,782
Republic of Korea, Inflation Linked Bond
1.125%, 06/10/2030		2,972,600,311	2,202,502
1.750%, 06/10/2028		1,544,630,006	1,189,682
			13,578,241
Spain - 0.8%
Kingdom of Spain 1.000%, 10/31/2050 (D)	EUR	2,020,000	1,302,043
Sri Lanka - 0.0%
Democratic Socialist Republic of Sri Lanka 6.750%, 04/18/2028 (E)		$200,000	63,049
Thailand - 0.5%
Kingdom of Thailand 1.600%, 12/17/2029	THB	30,080,000	787,208
Turkey - 0.0%
Republic of Turkey 8.000%, 03/12/2025	TRY	2,010,000	88,209
United Arab Emirates - 0.1%
Government of Abu Dhabi 4.951%, 07/07/2052 (A)		$200,000	203,309
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	670,000	15,320
Uzbekistan - 0.1%
Republic of Uzbekistan 3.900%, 10/19/2031		$200,000	141,894
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $93,204,273)			$69,733,223
CORPORATE BONDS - 21.3%
Australia - 0.0%
FMG Resources Proprietary, Ltd. 5.875%, 04/15/2030 (D)		40,000	36,000

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Austria - 0.1%
Klabin Austria GmbH 7.000%, 04/03/2049 (D)		$200,000	$181,623
Azerbaijan - 0.1%
State Oil Company of the Azerbaijan Republic 6.950%, 03/18/2030		200,000	189,353
Bermuda - 0.1%
Athene Holding, Ltd. 3.500%, 01/15/2031		135,000	114,290
Canada - 0.3%
Canadian Pacific Railway Company
3.000%, 12/02/2041		20,000	15,644
3.100%, 12/02/2051		20,000	14,731
goeasy, Ltd. 4.375%, 05/01/2026 (D)		40,000	33,800
NOVA Chemicals Corp. 4.250%, 05/15/2029 (D)		95,000	74,226
The Bank of Nova Scotia (4.588% to 5-4-32, then 5 Year CMT + 2.050%) 05/04/2037		370,000	340,163
			478,564
Chile - 0.2%
Empresa de los Ferrocarriles del Estado 3.830%, 09/14/2061 (D)		245,000	169,050
VTR Comunicaciones SpA 4.375%, 04/15/2029		200,000	136,768
			305,818
China - 0.1%
KWG Group Holdings, Ltd. 6.000%, 08/14/2026		630,000	113,558
Times China Holdings, Ltd. 5.750%, 01/14/2027		200,000	26,023
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027		200,000	13,000
7.375%, 01/13/2026		200,000	13,000
			165,581
Finland - 0.0%
Nokia OYJ 6.625%, 05/15/2039		25,000	24,719
France - 1.3%
BNP Paribas SA (2.159% to 9-15-28, then SOFR + 1.218%) 09/15/2029 (D)		200,000	167,289
Chrome Bidco SASU 3.500%, 05/31/2028	EUR	205,000	175,720
Credit Agricole Assurances SA 2.000%, 07/17/2030		100,000	85,115
Electricite de France SA 4.875%, 09/21/2038 (D)		$200,000	177,046
Faurecia SE 3.750%, 06/15/2028	EUR	170,000	137,232
Societe Generale SA (2.889% to 6-9-31, then 1 Year CMT + 1.300%) 06/09/2032 (D)		$200,000	159,701
Societe Generale SA (4.027% to 1-21-42, then 1 Year CMT + 1.900%) 01/21/2043 (D)		210,000	148,513
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) 06/15/2033 (D)		245,000	233,842
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
France (continued)
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) 07/25/2032 (G)	EUR	470,000	$339,235
Valeo 1.000%, 08/03/2028		700,000	571,077
			2,194,770
Germany - 0.5%
Allianz SE (2.121% to 7-8-30, then 3 month EURIBOR + 3.280%) 07/08/2050		100,000	87,786
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027		$150,000	129,447
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%) 01/07/2033		200,000	145,581
Deutsche Bank AG (5.625% to 5-19-26, then 5 Year Euro Swap Rate + 6.000%) 05/19/2031	EUR	100,000	104,617
Hannover Rueck SE (1.750% to 7-8-30, then 3 month EURIBOR + 3.000%) 10/08/2040		100,000	84,926
Muenchener Rueckversicherungs-Gesellschaft AG (1.250% to 5-26-31, then 3 month EURIBOR + 2.550%) 05/26/2041		200,000	160,631
Vonovia SE 1.500%, 06/14/2041		200,000	119,330
			832,318
Indonesia - 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 6.250%, 01/25/2049		$200,000	183,500
Italy - 0.3%
Assicurazioni Generali SpA 2.429%, 07/14/2031	EUR	600,000	491,067
Japan - 0.2%
Nissan Motor Company, Ltd. 4.810%, 09/17/2030 (D)		$200,000	177,666
Rakuten Group, Inc. (4.250% to 4-22-27, then 5 Year Euro Swap Rate + 4.740%) 04/22/2027 (G)	EUR	200,000	144,644
			322,310
Luxembourg - 0.2%
Arena Luxembourg Finance Sarl 1.875%, 02/01/2028		100,000	75,255
Dana Financing Luxembourg Sarl 3.000%, 07/15/2029		100,000	74,520
EIG Pearl Holdings Sarl 4.387%, 11/30/2046		$200,000	156,974
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)		105,000	75,086
			381,835
Macau - 0.2%
Wynn Macau, Ltd.
5.625%, 08/26/2028 (D)		330,000	203,280
5.625%, 08/26/2028		200,000	123,200
			326,480

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Malta - 0.1%
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (D)		$122,000	$97,600
7.875%, 05/01/2027 (D)		55,000	48,538
			146,138
Mexico - 0.1%
Petroleos Mexicanos 7.690%, 01/23/2050		145,000	98,571
Unifin Financiera SAB de CV 8.375%, 01/27/2028		205,000	133,405
			231,976
Netherlands - 1.2%
ABN AMRO Bank NV (3.324% to 3-13-32, then 5 Year CMT + 1.900%) 03/13/2037 (D)		400,000	320,442
Achmea BV (2.500% to 6-24-29, then 5 Year Euro Swap Rate + 3.650%) 09/24/2039	EUR	135,000	114,038
Enel Finance International NV 5.500%, 06/15/2052 (D)		$300,000	284,941
Energizer Gamma Acquisition BV 3.500%, 06/30/2029	EUR	100,000	74,246
JAB Holdings BV 4.500%, 04/08/2052 (D)		$250,000	192,896
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	675,000	561,131
Upjohn Finance BV 1.908%, 06/23/2032		145,000	112,301
Wintershall Dea Finance 2 BV (3.000% to 1-20-29, then 5 Year Euro Swap Rate + 3.319% to 1-20-34, then 5 Year Euro Swap Rate + 4.319%) 07/20/2028 (G)		200,000	135,416
ZF Europe Finance BV 3.000%, 10/23/2029		200,000	152,634
			1,948,045
Norway - 0.1%
DNB Bank ASA (1.605% to 3-30-27, then 1 Year CMT + 0.680%) 03/30/2028 (D)		$200,000	173,538
Equinor ASA 3.000%, 04/06/2027		47,000	45,226
			218,764
Spain - 0.2%
Banco de Credito Social Cooperativo SA (1.750% to 3-9-27, then 1 Year Euro Swap Rate + 2.150%) 03/09/2028	EUR	200,000	168,525
Cellnex Finance Company SA 2.000%, 09/15/2032		200,000	141,641
			310,166
Switzerland - 0.1%
Credit Suisse Group AG (4.194% to 4-1-30, then SOFR + 3.730%) 04/01/2031 (D)		$250,000	221,210
United Arab Emirates - 0.1%
Galaxy Pipeline Assets Bidco, Ltd. 2.625%, 03/31/2036		200,000	161,597
United Kingdom - 0.7%
Anglo American Capital PLC
2.625%, 09/10/2030 (D)		330,000	271,566
5.625%, 04/01/2030 (D)		400,000	402,797
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Aon Global, Ltd. 3.875%, 12/15/2025		$40,000	$39,559
AstraZeneca PLC 4.375%, 08/17/2048		26,000	25,486
BAT International Finance PLC 2.250%, 01/16/2030	EUR	100,000	87,437
HSBC Holdings PLC (4.762% to 3-29-32, then SOFR + 2.530%) 03/29/2033		$210,000	193,697
Vodafone Group PLC (3.000% to 8-27-30, then 5 Year Euro Swap Rate + 3.227% to 8-27-50, then 5 Year Euro Swap Rate + 4.227%) 08/27/2080	EUR	155,000	122,929
			1,143,471
United States - 15.0%
AbbVie, Inc. 4.250%, 11/21/2049		$35,000	31,071
Adams Homes, Inc. 7.500%, 02/15/2025 (D)		10,000	9,275
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (D)		40,000	39,063
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (D)		61,000	54,130
Allison Transmission, Inc. 3.750%, 01/30/2031 (D)		115,000	92,166
Altria Group, Inc. 3.125%, 06/15/2031	EUR	100,000	91,651
Amazon.com, Inc. 3.950%, 04/13/2052		$15,000	13,859
American Airlines, Inc. 5.750%, 04/20/2029 (D)		75,000	64,032
American International Group, Inc. 4.750%, 04/01/2048		95,000	88,852
American International Group, Inc. (5.750% to 4-1-28, then 3 month LIBOR + 2.868%) 04/01/2048		130,000	116,162
American Tower Corp. 1.000%, 01/15/2032	EUR	100,000	77,621
Anheuser-Busch Companies LLC 4.900%, 02/01/2046		$17,000	15,978
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048		19,000	17,058
Antero Midstream Partners LP
5.375%, 06/15/2029 (D)		62,000	55,525
5.750%, 03/01/2027 (D)		30,000	27,900
Antero Resources Corp.
5.375%, 03/01/2030 (D)		60,000	54,709
8.375%, 07/15/2026 (D)		36,000	38,070
Aon Corp. 3.900%, 02/28/2052		10,000	8,179
Apache Corp. 4.375%, 10/15/2028		58,000	52,780
Apple, Inc.
1.200%, 02/08/2028		47,000	41,115
2.650%, 05/11/2050		22,000	16,227
APX Group, Inc. 5.750%, 07/15/2029 (D)		109,000	84,387
Aramark Services, Inc. 6.375%, 05/01/2025 (D)		170,000	166,320
Arches Buyer, Inc. 6.125%, 12/01/2028 (D)		140,000	114,186
Asbury Automotive Group, Inc. 5.000%, 02/15/2032 (D)		110,000	89,925

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Ashton Woods USA LLC 4.625%, 04/01/2030 (D)	$225,000	$165,229
AssuredPartners, Inc. 5.625%, 01/15/2029 (D)	20,000	16,011
At Home Group, Inc. 4.875%, 07/15/2028 (D)	105,000	76,125
AT&T, Inc.
2.300%, 06/01/2027	32,000	29,211
3.500%, 06/01/2041 to 09/15/2053	72,000	55,466
Aviation Capital Group LLC 1.950%, 01/30/2026 (D)	95,000	82,632
B&G Foods, Inc. 5.250%, 09/15/2027	190,000	164,339
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	44,000	37,681
Bank of America Corp. (2.482% to 9-21-31, then 5 Year CMT + 1.200%) 09/21/2036	125,000	96,949
Bank of America Corp. (2.676% to 6-19-40, then SOFR + 1.930%) 06/19/2041	60,000	43,171
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	27,000	26,126
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) 03/08/2037	175,000	151,261
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	27,000	24,682
BAT Capital Corp.
3.222%, 08/15/2024	47,000	45,684
4.906%, 04/02/2030	46,000	42,724
Bausch Health Companies, Inc.
4.875%, 06/01/2028 (D)	62,000	48,517
5.250%, 01/30/2030 (D)	185,000	95,586
Baxter International, Inc. 2.272%, 12/01/2028	45,000	39,408
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750%, 04/01/2027 (D)	59,000	36,285
Belo Corp. 7.250%, 09/15/2027	98,000	96,040
Berkshire Hathaway Energy Company 2.850%, 05/15/2051	26,000	18,434
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	675,000	583,875
Blue Racer Midstream LLC 7.625%, 12/15/2025 (D)	10,000	9,452
Bon Secours Mercy Health, Inc.
2.095%, 06/01/2031	23,000	19,221
3.205%, 06/01/2050	20,000	14,910
Booz Allen Hamilton, Inc. 4.000%, 07/01/2029 (D)	75,000	65,395
Boston Scientific Corp. 4.700%, 03/01/2049	5,000	4,776
BP Capital Markets America, Inc. 2.721%, 01/12/2032	40,000	34,432
Brandywine Operating Partnership LP 4.550%, 10/01/2029	22,000	20,984
Brighthouse Financial, Inc. 5.625%, 05/15/2030	24,000	23,303
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Brixmor Operating Partnership LP 3.900%, 03/15/2027	$32,000	$30,609
Broadcom Corp. 3.875%, 01/15/2027	74,000	71,202
Broadcom, Inc.
4.150%, 04/15/2032 (D)	200,000	180,561
4.300%, 11/15/2032	170,000	154,401
Buckeye Partners LP 5.850%, 11/15/2043	195,000	138,450
Builders FirstSource, Inc. 5.000%, 03/01/2030 (D)	500,000	423,725
Caesars Entertainment, Inc. 8.125%, 07/01/2027 (D)	125,000	120,781
Carnival Corp.
6.000%, 05/01/2029 (D)	120,000	84,313
7.625%, 03/01/2026 (D)	100,000	77,454
CCO Holdings LLC
4.750%, 03/01/2030 (D)	110,000	94,078
5.375%, 06/01/2029 (D)	169,000	151,059
CenterPoint Energy Houston Electric LLC 2.350%, 04/01/2031	47,000	40,865
CF Industries, Inc.
4.950%, 06/01/2043	15,000	13,620
5.375%, 03/15/2044	5,000	4,661
Charter Communications Operating LLC 3.700%, 04/01/2051	40,000	27,068
Cheniere Energy Partners LP 4.000%, 03/01/2031	202,000	171,761
Citigroup, Inc. 5.300%, 05/06/2044	12,000	11,493
Citigroup, Inc. (1.281% to 11-3-24, then SOFR + 0.528%) 11/03/2025	70,000	64,994
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.842%) 04/08/2026	69,000	66,237
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	22,000	21,012
Citigroup, Inc. (4.910% to 5-24-32, then SOFR + 2.086%) 05/24/2033	60,000	59,204
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/2029 (D)	10,000	9,396
8.750%, 04/15/2030 (D)	155,000	133,698
Comcast Corp.
2.800%, 01/15/2051	12,000	8,490
3.750%, 04/01/2040	42,000	36,811
CommonSpirit Health
2.782%, 10/01/2030	45,000	38,890
3.817%, 10/01/2049	115,000	95,878
Community Health Network, Inc. 3.099%, 05/01/2050	220,000	164,924
Community Health Systems, Inc.
4.750%, 02/15/2031 (D)	25,000	18,304
6.000%, 01/15/2029 (D)	50,000	41,421
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (D)	75,000	61,875
Conagra Brands, Inc. 5.400%, 11/01/2048	105,000	99,161
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051	65,000	49,259

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Constellation Brands, Inc. 3.150%, 08/01/2029	$55,000	$49,503
Corebridge Financial, Inc. 4.400%, 04/05/2052 (D)	55,000	45,851
Corebridge Financial, Inc. 4.350%, 04/05/2042 (D)	53,000	45,197
CubeSmart LP 2.500%, 02/15/2032	45,000	36,543
CVS Health Corp.
4.780%, 03/25/2038	20,000	18,931
5.050%, 03/25/2048	22,000	21,059
Dave & Buster's, Inc. 7.625%, 11/01/2025 (D)	40,000	39,500
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	120,000	79,795
Discovery Communications LLC 5.000%, 09/20/2037	22,000	19,700
DISH DBS Corp. 5.750%, 12/01/2028 (D)	105,000	77,743
Dollar General Corp. 3.500%, 04/03/2030	25,000	23,005
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033	12,000	12,818
6.625%, 02/01/2032	12,000	13,961
DT Midstream, Inc. 4.375%, 06/15/2031 (D)	220,000	184,250
Duke Energy Corp. 3.300%, 06/15/2041	27,000	20,893
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (D)	27,000	25,549
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) 12/15/2026 (G)	61,000	48,533
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) 03/15/2026 (G)	79,000	64,188
Elanco Animal Health, Inc. 6.400%, 08/28/2028	35,000	33,317
Elevance Health, Inc.
2.250%, 05/15/2030	29,000	24,780
3.700%, 09/15/2049	15,000	12,401
Embarq Corp. 7.995%, 06/01/2036	50,000	37,554
Energizer Holdings, Inc. 4.375%, 03/31/2029 (D)	110,000	84,450
Energy Transfer LP
4.200%, 04/15/2027	15,000	14,399
4.750%, 01/15/2026	22,000	21,918
5.000%, 05/15/2050	10,000	8,509
EnLink Midstream LLC 5.625%, 01/15/2028 (D)	114,000	104,568
EnLink Midstream Partners LP 5.450%, 06/01/2047	71,000	50,250
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	140,000	116,309
EPR Properties 4.500%, 04/01/2025	45,000	44,113
EQM Midstream Partners LP 7.500%, 06/01/2027 (D)	40,000	38,582
EQT Corp. 3.900%, 10/01/2027	65,000	60,488
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Evergy Metro, Inc.
3.650%, 08/15/2025		$47,000	$46,500
4.200%, 03/15/2048		10,000	8,956
First Student Bidco, Inc. 4.000%, 07/31/2029 (D)		225,000	179,953
FirstCash, Inc.
4.625%, 09/01/2028 (D)		616,000	531,978
5.625%, 01/01/2030 (D)		175,000	151,111
Flex, Ltd. 4.875%, 05/12/2030		90,000	85,665
Ford Motor Credit Company LLC 2.386%, 02/17/2026	EUR	100,000	91,555
Fortune Brands Home & Security, Inc. 4.500%, 03/25/2052		$120,000	92,687
Freedom Mortgage Corp.
6.625%, 01/15/2027 (D)		100,000	74,115
7.625%, 05/01/2026 (D)		70,000	54,596
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (D)		75,000	67,433
6.000%, 01/15/2030 (D)		139,000	106,954
6.750%, 05/01/2029 (D)		160,000	131,600
General Motors Financial Company, Inc.
2.400%, 04/10/2028		47,000	39,723
4.350%, 01/17/2027		34,000	32,616
Genworth Holdings, Inc. 4.800%, 02/15/2024		125,000	123,704
Glatfelter Corp. 4.750%, 11/15/2029 (D)		245,000	171,500
Global Payments, Inc. 4.150%, 08/15/2049		10,000	7,819
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (D)		400,000	346,069
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (D)		215,000	179,693
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (D)		50,000	46,808
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (D)		119,171	106,801
HCA, Inc.
4.625%, 03/15/2052 (D)		135,000	108,008
5.250%, 06/15/2049		100,000	86,125
Hess Corp. 5.800%, 04/01/2047		22,000	21,941
Hightower Holding LLC 6.750%, 04/15/2029 (D)		120,000	90,227
Home Point Capital, Inc. 5.000%, 02/01/2026 (D)		392,000	270,480
HUB International, Ltd.
5.625%, 12/01/2029 (D)		85,000	70,214
7.000%, 05/01/2026 (D)		84,000	78,994
Humana, Inc. 4.875%, 04/01/2030		25,000	25,246
Huntsman International LLC 4.500%, 05/01/2029		22,000	20,745
II-VI, Inc. 5.000%, 12/15/2029 (D)		40,000	34,900
Intercontinental Exchange, Inc. 4.950%, 06/15/2052		40,000	39,111
Iron Mountain, Inc. 5.250%, 07/15/2030 (D)		210,000	182,573
JPMorgan Chase & Co. 5.500%, 10/15/2040		27,000	27,788

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	$15,000	$10,994
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	27,000	23,797
KB Home 4.000%, 06/15/2031	210,000	161,963
Kraft Heinz Foods Company 4.875%, 10/01/2049	10,000	8,833
Kyndryl Holdings, Inc.
3.150%, 10/15/2031 (D)	110,000	81,442
4.100%, 10/15/2041 (D)	60,000	39,769
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (D)	51,000	41,173
5.250%, 10/01/2025 (D)	130,000	117,650
Lamar Media Corp. 4.000%, 02/15/2030	220,000	184,723
LBM Acquisition LLC 6.250%, 01/15/2029 (D)	179,000	115,243
LCM Investments Holdings II LLC 4.875%, 05/01/2029 (D)	200,000	152,220
LD Holdings Group LLC
6.125%, 04/01/2028 (D)	173,000	105,476
6.500%, 11/01/2025 (D)	75,000	51,000
Lear Corp. 3.800%, 09/15/2027	7,000	6,613
Lennar Corp. 4.750%, 11/29/2027	74,000	71,844
LFS Topco LLC 5.875%, 10/15/2026 (D)	50,000	39,500
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	130,000	93,439
4.300%, 02/01/2061 (D)	235,000	158,922
5.500%, 06/15/2052 (D)	185,000	175,229
Lithia Motors, Inc. 3.875%, 06/01/2029 (D)	110,000	93,432
M/I Homes, Inc. 3.950%, 02/15/2030	100,000	75,110
Magallanes, Inc.
3.755%, 03/15/2027 (D)	20,000	18,760
5.050%, 03/15/2042 (D)	32,000	27,225
5.141%, 03/15/2052 (D)	146,000	122,545
5.391%, 03/15/2062 (D)	50,000	41,825
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (D)	30,000	20,550
Matador Resources Company 5.875%, 09/15/2026	92,000	88,438
Medline Borrower LP 5.250%, 10/01/2029 (D)	177,000	145,370
Microsoft Corp. 3.450%, 08/08/2036	27,000	25,451
MidAmerican Energy Company 3.150%, 04/15/2050	24,000	18,787
Midcap Financial Issuer Trust 6.500%, 05/01/2028 (D)	60,000	51,600
Molson Coors Beverage Company 4.200%, 07/15/2046	17,000	13,957
Morgan Stanley 3.950%, 04/23/2027	12,000	11,620
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	22,000	20,480
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031		$42,000	$38,579
Morgan Stanley (5.297% to 4-20-32, then SOFR + 2.620%) 04/20/2037		100,000	96,840
MSCI, Inc.
3.625%, 09/01/2030 (D)		60,000	50,021
3.875%, 02/15/2031 (D)		365,000	312,075
Mylan, Inc. 5.200%, 04/15/2048		120,000	95,825
Nabors Industries, Inc. 7.375%, 05/15/2027 (D)		40,000	38,000
Nasdaq, Inc. 0.900%, 07/30/2033	EUR	100,000	76,624
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (D)		$55,000	41,114
5.750%, 11/15/2031 (D)		690,000	528,333
Navient Corp. 4.875%, 03/15/2028		225,000	175,781
Netflix, Inc. 4.625%, 05/15/2029	EUR	100,000	98,552
News Corp. 3.875%, 05/15/2029 (D)		$210,000	181,328
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) 05/01/2079		130,000	114,231
Nielsen Finance LLC 4.500%, 07/15/2029 (D)		155,000	140,025
Nordstrom, Inc. 2.300%, 04/08/2024		35,000	33,310
Northern States Power Company 2.600%, 06/01/2051		27,000	19,007
Novelis Corp.
3.875%, 08/15/2031 (D)		115,000	88,572
4.750%, 01/30/2030 (D)		215,000	178,704
NRG Energy, Inc. 5.250%, 06/15/2029 (D)		210,000	187,425
Occidental Petroleum Corp.
4.500%, 07/15/2044		62,000	49,135
6.450%, 09/15/2036		85,000	87,125
Oncor Electric Delivery Company LLC 2.750%, 05/15/2030		52,000	47,329
OneMain Finance Corp.
5.375%, 11/15/2029		225,000	182,331
6.625%, 01/15/2028		50,000	44,688
OT Merger Corp. 7.875%, 10/15/2029 (D)		130,000	74,665
Pacific Gas & Electric Company
4.550%, 07/01/2030		150,000	133,280
4.950%, 07/01/2050		133,000	106,122
5.900%, 06/15/2032		125,000	120,836
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (D)		36,000	27,360
Paramount Global
4.950%, 05/19/2050		115,000	96,389
5.250%, 04/01/2044		22,000	18,826
Paramount Global (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) 02/28/2057		130,000	113,750
PennyMac Financial Services, Inc.
4.250%, 02/15/2029 (D)		430,000	316,050
5.750%, 09/15/2031 (D)		125,000	93,222

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Penske Truck Leasing Company LP 4.250%, 01/17/2023 (D)		$37,000	$37,119
Performance Food Group, Inc. 4.250%, 08/01/2029 (D)		60,000	50,100
Philip Morris International, Inc. 1.450%, 08/01/2039	EUR	390,000	231,018
Plains All American Pipeline LP 3.800%, 09/15/2030		$59,000	52,152
Post Holdings, Inc. 4.625%, 04/15/2030 (D)		170,000	143,441
Presidio Holdings, Inc. 8.250%, 02/01/2028 (D)		255,000	224,195
QUALCOMM, Inc. 4.500%, 05/20/2052		20,000	19,692
Range Resources Corp.
4.750%, 02/15/2030 (D)		15,000	13,452
8.250%, 01/15/2029		5,000	5,098
Reynolds American, Inc.
4.850%, 09/15/2023		22,000	22,218
5.850%, 08/15/2045		580,000	486,674
Royal Caribbean Cruises, Ltd. 5.500%, 08/31/2026 (D)		95,000	70,538
Royalty Pharma PLC
3.300%, 09/02/2040		36,000	26,588
3.350%, 09/02/2051		135,000	91,481
S&P Global, Inc. 2.700%, 03/01/2029 (D)		10,000	9,099
salesforce.com, Inc. 2.700%, 07/15/2041		32,000	24,736
San Diego Gas & Electric Company 3.320%, 04/15/2050		22,000	17,157
Santander Holdings USA, Inc. 3.450%, 06/02/2025		37,000	35,580
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (D)		65,000	51,841
Signal Parent, Inc. 6.125%, 04/01/2029 (D)		262,000	163,776
Silgan Holdings, Inc. 2.250%, 06/01/2028	EUR	100,000	82,327
Sirius XM Radio, Inc. 5.500%, 07/01/2029 (D)		$100,000	91,125
Southern California Edison Company 5.450%, 06/01/2052		245,000	240,477
Spirit AeroSystems, Inc. 5.500%, 01/15/2025 (D)		25,000	23,125
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (D)		22,000	18,595
SRS Distribution, Inc. 6.125%, 07/01/2029 (D)		75,000	59,173
Standard Industries, Inc.
3.375%, 01/15/2031 (D)		303,000	223,498
4.375%, 07/15/2030 (D)		392,000	309,190
STL Holding Company LLC 7.500%, 02/15/2026 (D)		100,000	87,000
Sunoco LP 4.500%, 05/15/2029		215,000	177,221
Sutter Health 4.091%, 08/15/2048		105,000	92,687
Sysco Corp.
3.150%, 12/14/2051		20,000	14,302
6.600%, 04/01/2040		140,000	158,956
Targa Resources Corp.
4.200%, 02/01/2033		40,000	36,234
6.250%, 07/01/2052 (A)		20,000	20,063
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Targa Resources Partners LP 4.875%, 02/01/2031	$112,000	$102,099
Teledyne Technologies, Inc. 2.750%, 04/01/2031	47,000	39,289
Terex Corp. 5.000%, 05/15/2029 (D)	188,000	159,800
The Brooklyn Union Gas Company 4.273%, 03/15/2048 (D)	215,000	175,666
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) 12/01/2030 (G)	135,000	103,916
The Chemours Company 4.625%, 11/15/2029 (D)	70,000	55,054
The Dun & Bradstreet Corp. 5.000%, 12/15/2029 (D)	80,000	69,100
The Gap, Inc.
3.625%, 10/01/2029 (D)	183,000	128,503
3.875%, 10/01/2031 (D)	347,000	242,033
The Goldman Sachs Group, Inc. (3.800% to 5-10-26, then 5 Year CMT + 2.969%) 05/10/2026 (G)	145,000	113,097
The Hertz Corp. 5.000%, 12/01/2029 (D)	100,000	77,000
The Home Depot, Inc. 2.375%, 03/15/2051	2,000	1,353
The Sherwin-Williams Company 4.550%, 08/01/2045	30,000	26,379
The Southern Company 3.700%, 04/30/2030	15,000	13,918
The Toledo Hospital 5.750%, 11/15/2038	100,000	103,167
The William Carter Company 5.625%, 03/15/2027 (D)	393,000	368,009
T-Mobile USA, Inc. 3.750%, 04/15/2027	32,000	30,813
Toll Brothers Finance Corp. 3.800%, 11/01/2029	195,000	165,421
TopBuild Corp. 3.625%, 03/15/2029 (D)	90,000	70,854
TransDigm, Inc.
4.875%, 05/01/2029	225,000	183,159
6.250%, 03/15/2026 (D)	170,000	163,838
Truist Financial Corp. (5.125% to 12-15-27, then 3 month LIBOR + 2.786%) 12/15/2027 (G)	118,000	96,964
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) 01/15/2027 (G)	111,000	85,193
U.S. Steel Corp. 6.875%, 03/01/2029 (H)	195,000	170,155
United Natural Foods, Inc. 6.750%, 10/15/2028 (D)	159,000	148,592
United Wholesale Mortgage LLC
5.500%, 04/15/2029 (D)	542,000	414,982
5.750%, 06/15/2027 (D)	185,000	148,326
UnitedHealth Group, Inc. 3.750%, 10/15/2047	27,000	23,332
Unum Group 4.000%, 03/15/2024	36,000	35,991
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031 (D)	118,000	100,833

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Verizon Communications, Inc.
2.100%, 03/22/2028		$37,000	$32,864
3.400%, 03/22/2041		22,000	17,909
4.000%, 03/22/2050		10,000	8,642
4.016%, 12/03/2029		69,000	66,828
VICI Properties LP 5.625%, 05/15/2052		30,000	27,305
Victors Merger Corp. 6.375%, 05/15/2029 (D)		185,000	112,850
Western Midstream Operating LP
4.550%, 02/01/2030		113,000	97,745
5.750%, 02/01/2050		75,000	60,229
Xcel Energy, Inc. 3.400%, 06/01/2030		29,000	26,647
Zoetis, Inc. 3.000%, 05/15/2050		27,000	19,959
			25,524,826
TOTAL CORPORATE BONDS (Cost $43,138,965)			$36,134,421
CONVERTIBLE BONDS - 2.0%
China - 0.3%
NIO, Inc., 0.500%, 02/01/2027		485,000	363,508
Smart Insight International, Ltd., 4.500%, 12/05/2023	HKD	2,000,000	187,720
			551,228
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon, 0.000%, 09/15/2025		$20,000	24,040
Italy - 0.1%
Nexi SpA, 1.750%, 04/24/2027	EUR	100,000	83,311
Luxembourg - 0.1%
Arrival SA, 3.500%, 12/01/2026 (D)		$515,000	199,305
Singapore - 0.2%
Sea, Ltd., 0.250%, 09/15/2026		370,000	270,100
United Kingdom - 0.2%
Endeavour Mining Corp., 3.000%, 02/15/2023 (D)		400,000	414,760
United States - 1.1%
Airbnb, Inc., 5.045%, 03/15/2026 (I)		40,000	33,240
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/2026		60,000	89,565
Bandwidth, Inc., 0.250%, 03/01/2026		25,000	17,200
Bandwidth, Inc., 0.500%, 04/01/2028		90,000	53,280
Beyond Meat, Inc., 22.632%, 03/15/2027 (I)		130,000	49,075
Block, Inc., 0.125%, 03/01/2025		15,000	14,063
Bloomin' Brands, Inc., 5.000%, 05/01/2025		8,000	12,648
Ceridian HCM Holding, Inc., 0.250%, 03/15/2026		40,000	31,540
DraftKings Holdings, Inc., 8.817%, 03/15/2028 (I)		119,000	72,947
Etsy, Inc., 0.125%, 10/01/2026		12,000	13,560
Exact Sciences Corp., 0.375%, 03/01/2028		95,000	65,265
FTI Consulting, Inc., 2.000%, 08/15/2023		12,000	21,614
JetBlue Airways Corp., 0.500%, 04/01/2026		340,000	250,070
John Bean Technologies Corp., 0.250%, 05/15/2026		40,000	36,840
NCL Corp., Ltd., 2.500%, 02/15/2027 (D)		21,000	14,438
NuVasive, Inc., 0.375%, 03/15/2025		170,000	151,194
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Pebblebrook Hotel Trust, 1.750%, 12/15/2026	$40,000	$35,620
Pegasystems, Inc., 0.750%, 03/01/2025	80,000	64,120
Penn National Gaming, Inc., 2.750%, 05/15/2026	8,000	11,850
Pioneer Natural Resources Company, 0.250%, 05/15/2025	18,000	38,916
Redfin Corp., 0.500%, 04/01/2027	100,000	46,650
Repay Holdings Corp., 7.387%, 02/01/2026 (D)(I)	475,000	366,344
Shift4 Payments, Inc., 0.500%, 08/01/2027 (D)	370,000	258,075
Southwest Airlines Company, 1.250%, 05/01/2025	25,000	29,438
Splunk, Inc., 1.125%, 06/15/2027	35,000	28,875
The Middleby Corp., 1.000%, 09/01/2025	64,000	72,288
Uber Technologies, Inc., 6.648%, 12/15/2025 (I)	40,000	31,909
Workday, Inc., 0.250%, 10/01/2022	35,000	36,593
		1,947,217
TOTAL CONVERTIBLE BONDS (Cost $4,602,090)		$3,489,961
MUNICIPAL BONDS - 3.8%
United States - 3.8%
California Health Facilities Financing Authority 4.190%, 06/01/2037	65,000	61,832
California Health Facilities Financing Authority 4.353%, 06/01/2041	30,000	28,104
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	60,000	55,112
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	397,110
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	55,000	65,955
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	105,000	87,718
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	75,000	60,512
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	100,000	108,371
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	240,000	251,594
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	205,824
City of San Antonio Electric & Gas Systems Revenue (Texas) 4.365%, 02/01/2042	95,000	91,486
City of San Antonio Electric & Gas Systems Revenue (Texas) 4.445%, 02/01/2047	100,000	95,257
City of Tampa (Florida) 4.384%, 09/01/2036 (I)	100,000	53,958
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	484,370

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	$70,000	$78,234
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	100,000	114,998
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	150,000	164,583
County of Miami-Dade Aviation Revenue (Florida) 2.786%, 10/01/2037	200,000	160,226
County of Miami-Dade Aviation Revenue (Florida) 4.000%, 10/01/2036	115,000	113,012
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	50,000	40,538
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	130,000	108,377
Dallas Fort Worth International Airport (Texas) 4.087%, 11/01/2051	50,000	48,768
District of Columbia 3.432%, 04/01/2042	405,000	334,623
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	152,113
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	50,000	54,211
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	100,000	106,025
Iowa Finance Authority 3.250%, 07/01/2050	50,000	49,571
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	110,000	113,296
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	17,923
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2029	100,000	108,438
New Jersey Educational Facilities Authority 5.000%, 03/01/2032	105,000	124,798
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/2045	50,000	46,334
New York City Transitional Finance Authority 4.000%, 05/01/2045	75,000	72,929
Orange County Convention Center (Florida) 5.000%, 10/01/2031	55,000	58,336
Port Authority of New York & New Jersey 4.000%, 03/15/2030	230,000	233,505
Port Authority of New York & New Jersey 5.000%, 09/15/2033	140,000	149,767
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Port Authority of New York & New Jersey 4.823%, 06/01/2045		$140,000	$137,880
Port Authority of New York & New Jersey 1.086%, 07/01/2023		25,000	24,537
Port of Seattle (Washington) 5.000%, 04/01/2039		190,000	201,134
Port of Seattle (Washington) 5.000%, 10/01/2031		100,000	107,529
Regents of the University of California Medical Center Pooled Revenue 4.563%, 05/15/2053		140,000	137,478
Sales Tax Securitization Corp. (Illinois) 3.238%, 01/01/2042		25,000	21,053
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048		75,000	64,180
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050		325,000	337,431
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039		160,000	155,625
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051		155,000	113,139
State of Hawaii Airports System Revenue 4.000%, 07/01/2035		100,000	98,717
State of Hawaii Airports System Revenue 5.000%, 07/01/2034		295,000	318,176
State of Illinois, GO 5.100%, 06/01/2033		40,000	40,244
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054		140,000	149,661
Wisconsin Center District 4.173%, 12/15/2050		65,000	57,841
TOTAL MUNICIPAL BONDS (Cost $7,352,366)			$6,462,433
TERM LOANS (J) - 6.2%
France - 0.1%
CAB SELAS, 2021 EUR Term Loan B (6 month EURIBOR + 2.750%) 2.750%, 02/09/2028	EUR	140,000	129,071
Luxembourg - 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.166%, 02/01/2024		$200,000	194,600
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 5.166%, 05/05/2028		103,950	98,964
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 6.000%, 10/01/2026		98,501	90,937
			384,501
Netherlands - 0.1%
Boels Topholding BV, 2021 EUR Term Loan B (3 month EURIBOR + 3.250%) 3.250%, 02/06/2027	EUR	155,000	148,728

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (J) (continued)
Netherlands (continued)
Diamond BC BV, 2021 Term Loan B (3 month LIBOR + 2.750%) 3.989%, 09/29/2028		$124,375	$114,580
			263,308
Sweden - 0.1%
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.250%) 3.250%, 07/20/2026	EUR	155,000	146,761
United Kingdom - 0.1%
Lorca Finco PLC, EUR Term Loan B1 (6 month EURIBOR + 4.250%) 4.499%, 09/17/2027		180,000	171,890
United States - 5.6%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan 5.813%, 04/20/2028		$100,000	95,214
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (1 month SOFR + 3.750%) 5.275%, 12/21/2028		130,000	121,225
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 5.166%, 02/15/2027		244,375	223,603
Adient U.S. LLC, 2021 Term Loan B (1 month LIBOR + 3.250%) 4.916%, 04/10/2028		99,000	91,905
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%) 5.016%, 07/10/2028		99,250	93,512
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 3.416%, 03/11/2025		125,000	119,719
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%) 5.916%, 10/01/2025		194,950	184,594
Artera Services LLC, Incremental Term Loan (3 month LIBOR + 3.500%) 5.750%, 03/06/2025		99,000	78,016
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%) 4.916%, 12/23/2026		146,341	132,348
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%) 6.916%, 01/31/2028		145,000	123,250
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 5.009%, 02/15/2029		85,507	78,507
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%) 3.916%, 11/08/2027		164,773	158,054
Berlin Packaging LLC, 2021 Term Loan B5 (3 month LIBOR + 3.750%) 4.889%, 03/11/2028		168,725	156,632
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (3 month SOFR + 3.000%) 5.054%, 06/15/2025		102,230	96,394
Brown Group Holding LLC, Term Loan B (1 month LIBOR + 2.500%) 4.166%, 06/07/2028		173,595	164,374
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 3.500%) 5.166%, 07/21/2025		167,025	160,636
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%) 6.127%, 10/18/2028		164,175	146,937
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%) 4.166%, 03/01/2024	$175,161	$170,104
Chariot Buyer LLC, Term Loan B (1 month LIBOR + 3.500%) 4.506%, 11/03/2028	99,500	89,633
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%) 3.420%, 02/01/2027	146,608	139,461
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%) 4.916%, 04/30/2026	169,891	158,211
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.250%) 5.875%, 04/13/2029	100,000	93,297
Core & Main LP, 2021 Term Loan B (1 and 3 month LIBOR + 2.500%) 4.124%, 07/27/2028	244,952	232,807
Crocs, Inc., Term Loan B (3 month SOFR + 3.500%) 4.448%, 02/20/2029	279,300	253,641
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%) 5.666%, 10/16/2026	195,500	186,353
DT Midstream, Inc., Term Loan B (1 month LIBOR + 2.000%) 3.688%, 06/26/2028	51,913	51,718
EG America LLC, 2021 Term Loan (3 month LIBOR + 4.250%) 6.500%, 03/31/2026	99,173	93,636
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%) 2.812%, 08/01/2027	108,531	102,291
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%) 4.916%, 07/30/2027	133,696	125,902
First Student Bidco, Inc., Term Loan B (3 month LIBOR + 3.000%) 5.232%, 07/21/2028	83,575	74,486
First Student Bidco, Inc., Term Loan C (3 month LIBOR + 3.000%) 5.232%, 07/21/2028	31,005	27,633
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (3 month LIBOR + 3.750%) 6.063%, 05/01/2028	98,750	92,183
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%) 6.250%, 10/01/2027	113,275	106,903
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 5.416%, 03/06/2028	275,816	250,717
Hayward Industries, Inc., 2021 Term Loan (1 month LIBOR + 2.500%) 4.166%, 05/30/2028	123,750	117,524
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 5.642%, 04/30/2025	118,800	110,900
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 4.214%, 04/25/2025	243,655	230,229
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.348%, 04/25/2025	124,905	118,220

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 5.166%, 07/01/2024	$162,054	$156,022
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.150%) 4.238%, 12/15/2027	197,995	185,456
LBM Acquisition LLC, Term Loan B (1 month LIBOR + 3.750%) 5.416%, 12/17/2027	203,114	165,983
MajorDrive Holdings IV LLC, Term Loan B (3 month LIBOR + 4.000%) 5.625%, 06/01/2028	99,000	88,636
McAfee Corp., 2022 USD Term Loan B (1 month SOFR + 4.000%) 5.145%, 03/01/2029	130,000	117,975
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 4.916%, 10/23/2028	204,488	189,310
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%) 5.416%, 09/13/2024	99,241	93,261
Mitchell International, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 5.345%, 10/15/2028	169,575	154,154
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%) 4.916%, 10/20/2025	244,304	226,504
Oryx Midstream Services Permian Basin LLC, Term Loan B (3 month LIBOR + 3.250%) 4.705%, 10/05/2028	99,500	94,463
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.750%) 6.000%, 11/30/2027	98,750	93,113
Pathway Vet Alliance LLC, 2021 Term Loan (3 month LIBOR + 3.750%) 6.000%, 03/31/2027	122,248	113,232
PECF USS Intermediate Holding III Corp., Term Loan B (1 month LIBOR + 4.250%) 5.916%, 12/15/2028	99,500	89,550
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 3.250%) 4.883%, 11/15/2028	119,700	112,159
Polaris Newco LLC, USD Term Loan B (1 month LIBOR + 4.000%) 5.666%, 06/02/2028	119,100	109,742
Proampac PG Borrower LLC, 2020 Term Loan (1 and 3 month LIBOR + 3.750%) 5.008%, 11/03/2025	108,629	100,265
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%) 4.291%, 02/01/2027	195,000	182,228
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%) 4.916%, 12/31/2025	95,465	89,451
Shutterfly LLC, 2021 Term Loan (1 month LIBOR + 5.000%) 6.666%, 09/25/2026	99,000	79,398
Signal Parent, Inc., Term Loan B (1 month LIBOR + 3.500%) 5.166%, 04/03/2028	198,000	151,139
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.750%) 5.345%, 10/15/2028	$99,750	$87,531
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%) 4.019%, 06/02/2028	153,838	141,607
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 3.416%, 04/16/2025	98,527	93,417
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%) 3.416%, 04/16/2025	79,983	75,835
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%) 4.950%, 08/31/2026	96,986	90,167
Tecta America Corp., 2021 Term Loan (1 month LIBOR + 4.250%) 5.916%, 04/10/2028	128,700	120,013
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%) 4.874%, 02/06/2026	208,770	196,569
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%) 6.500%, 04/15/2028	128,700	105,677
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 3.916%, 05/30/2025	195,000	184,893
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%) 4.916%, 03/03/2028	99,030	91,868
UFC Holdings LLC, 2021 Term Loan B (6 month LIBOR + 2.750%) 3.500%, 04/29/2026	181,564	168,673
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 5.416%, 05/04/2026	146,608	138,197
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 5.250%, 05/16/2024	122,115	116,850
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%) 4.574%, 01/31/2029	145,000	138,604
WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%) 5.170%, 04/13/2028	94,500	73,238
		9,465,949
TOTAL TERM LOANS (Cost $11,337,855)		$10,561,480
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Commercial and residential - 2.8%
ACRE Commercial Mortgage, Ltd., Series 2021-FL4, Class B (1 month LIBOR + 1.400%), 3.012%, 12/18/2037 (D)(K)	100,000	96,359
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(L)	180,000	168,622
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1, 2.115%, 11/25/2024 (D)(L)	125,000	119,780
BANK
Series 2021-BN32, Class XA IO, 0.890%, 04/15/2054	997,724	48,017

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK (continued)
Series 2021-BN35, Class XA IO, 1.155%, 06/15/2064	$1,324,984	$86,592
Series 2021-BN37, Class XA IO, 0.714%, 11/15/2064	997,937	37,118
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class D, 3.000%, 07/15/2049 (D)	40,000	32,913
BBCMS Mortgage Trust, Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 2.174%, 08/15/2036 (D)(K)	100,000	97,924
Benchmark Mortgage Trust
Series 2019-B10, Class XA IO, 1.386%, 03/15/2062	564,401	32,376
Series 2020-B22, Class XA IO, 1.632%, 01/15/2054	204,378	19,622
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (D)(L)	180,000	177,773
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (D)(L)	100,000	91,864
BX Commercial Mortgage Trust
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 2.574%, 10/15/2036 (D)(K)	233,750	226,694
Series 2020-VKNG, Class F (1 month LIBOR + 2.750%), 4.074%, 10/15/2037 (D)(K)	203,024	188,845
BX Trust
Series 2018-GW, Class E (1 month LIBOR + 1.970%), 3.294%, 05/15/2035 (D)(K)	80,000	75,174
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%), 2.824%, 01/15/2034 (D)(K)	55,000	51,408
Series 2022-CSMO, Class A (1 month CME Term SOFR + 2.115%), 2.865%, 06/15/2027 (D)(K)	155,000	152,868
BXHPP Trust, Series 2021-FILM, Class B (1 month LIBOR + 0.900%), 2.224%, 08/15/2036 (D)(K)	65,000	60,728
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class C (1 month CME Term SOFR + 2.391%), 3.670%, 03/15/2035 (D)(K)	100,000	96,373
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG), Series 2013-CR13, Class B, 5.041%, 11/10/2046 (L)	169,000	167,717
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2020-SBX, Class C, 2.056%, 01/10/2038 (D)(L)	100,000	88,696
Series 2020-SBX, Class D, 2.398%, 01/10/2038 (D)(L)	100,000	88,629
Credit Suisse Mortgage Trust, Series 2020-NET, Class D, 3.828%, 08/15/2037 (D)(L)	100,000	90,438
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128%, 05/25/2065 (D)(L)	34,426	32,928
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust
Series 2015-K45, Class C, 3.734%, 04/25/2048 (D)(L)	$115,000	$111,682
Series 2016-K55, Class C, 4.301%, 04/25/2049 (D)(L)	50,000	48,315
Series 2018-K78, Class C, 4.266%, 06/25/2051 (D)(L)	182,000	172,129
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.322%, 05/10/2050 (L)	25,000	23,148
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.500%, 09/25/2048 (D)(L)	22,812	21,430
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class D (1 month LIBOR + 1.250%), 2.574%, 12/15/2037 (D)(K)	161,250	152,744
LHOME Mortgage Trust, Series 2021-RTL2, Class A1 (2.090% to 1-25-24, then 3.090% thereafter), 2.090%, 06/25/2026 (D)	155,000	147,126
LoanCore Issuer, Ltd., Series 2021-CRE4, Class B (1 month SOFR + 1.364%), 2.144%, 07/15/2035 (D)(K)	100,000	96,199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class C, 4.144%, 12/15/2048 (L)	283,000	279,782
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F (1 month LIBOR + 2.600%), 3.924%, 11/15/2034 (D)(K)	177,000	171,611
NYMT Loan Trust I, Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter), 2.239%, 05/25/2026 (D)	230,000	218,459
PRPM LLC
Series 2021-3, Class A2 (3.720% to 4-25-24, then 6.720% to 4-25-25, then 7.720% thereafter), 3.720%, 04/25/2026 (D)	110,000	102,105
Series 2021-5, Class A1 (1.793% to 6-25-24, then 4.793% to 6-25-25, then 5.793% thereafter), 1.793%, 06/25/2026 (D)	122,174	114,333
Series 2021-7, Class A1 (1.867% to 8-25-24, then 4.867% to 8-25-25, then 5.867% thereafter), 1.867%, 08/25/2026 (D)	137,972	128,208
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month LIBOR + 1.200%), 2.824%, 07/25/2036 (D)(K)	105,000	98,632
Series 2021-FL7, Class AS (1 month LIBOR + 1.500%), 3.124%, 11/25/2036 (D)(K)	55,000	51,594
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 05/25/2065 (D)(L)	92,692	88,472
Toorak Mortgage Corp., Series 2019-2, Class A2, 4.213%, 09/25/2022	150,000	146,524

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust, Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (D)(L)	$100,000	$98,845
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (D)(L)	17,801	16,670
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 5.026%, 06/15/2044 (D)(L)	109,195	109,019
		4,726,485
U.S. Government Agency - 3.4%
Federal Home Loan Mortgage Corp.
Series 2013-DN1, Class M2 (1 month LIBOR + 7.150%), 8.774%, 07/25/2023 (K)	78,636	81,148
Series 2014-DN2, Class M3 (1 month LIBOR + 3.600%), 5.224%, 04/25/2024 (K)	118,341	119,451
Series 2020-DNA6, Class B1 (1 month SOFR + 3.000%), 3.926%, 12/25/2050 (D)(K)	35,000	29,259
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 7.374%, 07/25/2050 (D)(K)	195,000	202,598
Series 2021-DNA2, Class M2 (1 month SOFR + 2.300%), 3.226%, 08/25/2033 (D)(K)	155,000	146,520
Series 2021-DNA5, Class B1 (1 month SOFR + 3.050%), 3.976%, 01/25/2034 (D)(K)	150,000	128,741
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%), 2.426%, 10/25/2041 (D)(K)	188,000	171,625
Series 2021-DNA7, Class M1 (1 month SOFR + 0.850%), 1.776%, 11/25/2041 (D)(K)	115,000	111,543
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%), 3.176%, 08/25/2033 (D)(K)	185,000	171,383
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 3.026%, 09/25/2041 (D)(K)	355,000	310,277
Series 2021-HQA4, Class M1 (1 month SOFR + 0.950%), 1.876%, 12/25/2041 (D)(K)	180,000	174,099
Series 2021-HQA4, Class M2 (1 month SOFR + 2.350%), 3.276%, 12/25/2041 (D)(K)	210,000	181,207
Series 2022-DNA1, Class B1 (1 month SOFR + 3.400%), 4.326%, 01/25/2042 (D)(K)	175,000	147,466
Series 2022-DNA1, Class M2 (1 month SOFR + 2.500%), 3.426%, 01/25/2042 (D)(K)	185,000	156,635
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%), 2.226%, 02/25/2042 (D)(K)	193,823	189,371
Series 2022-DNA2, Class M2 (1 month SOFR + 3.750%), 4.676%, 02/25/2042 (D)(K)	150,000	134,668
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 3.826%, 04/25/2042 (D)(K)	60,000	56,402
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA5, Class M2 (1 month SOFR + 6.750%), 7.529%, 06/25/2042 (D)(K)	$75,000	$75,430
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 4.426%, 03/25/2042 (D)(K)	20,000	19,099
Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%), 6.176%, 03/25/2042 (D)(K)	560,000	521,054
Series 324, Class C18 IO, 4.000%, 12/15/2033	256,737	30,657
Series 4446, Class BI IO, 6.500%, 04/15/2039	184,164	39,673
Series K066, Class X1 IO, 0.888%, 06/25/2027	1,241,851	38,580
Series K100, Class X3 IO, 1.935%, 11/25/2047	275,000	29,074
Series K103, Class X1 IO, 0.757%, 11/25/2029	1,023,021	40,619
Series K106, Class X3 IO, 1.920%, 03/25/2048	490,000	56,106
Series K111, Class X1 IO, 1.680%, 05/25/2030	99,606	9,837
Series K115, Class X3 IO, 3.060%, 09/25/2048	147,298	27,014
Series K116, Class X3 IO, 3.125%, 09/25/2047	223,880	42,408
Series K122, Class X1 IO, 0.882%, 11/25/2030	99,777	5,808
Series K129, Class X3 IO, 3.281%, 05/25/2031	165,000	35,334
Series K737, Class X1 IO, 0.637%, 10/25/2026	493,400	10,889
Series K738, Class X1 IO, 1.628%, 01/25/2027	649,193	36,466
Series K740, Class X3 IO, 2.481%, 11/25/2047	135,000	14,577
Series K742, Class X3, IO, 2.685%, 04/25/2028	100,000	12,125
Series Q014, Class X IO, 2.797%, 10/25/2055	158,451	32,104
Federal National Mortgage Association
Series 2014-C02, Class 1M2 (1 month LIBOR + 2.600%), 4.224%, 05/25/2024 (K)	45,070	44,897
Series 2014-C03, Class 1M2 (1 month LIBOR + 3.000%), 4.624%, 07/25/2024 (K)	177,784	177,104
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 6.524%, 11/25/2024 (K)	70,122	72,101
Series 2017-C01, Class 1B1 (1 month LIBOR + 5.750%), 7.374%, 07/25/2029 (K)	155,000	165,353
Series 2017-C04, Class 2B1 (1 month LIBOR + 5.050%), 6.674%, 11/25/2029 (K)	170,000	174,382
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%), 5.624%, 08/25/2030 (K)	60,000	58,715

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 5.874%, 01/25/2031 (K)	$230,000	$226,312
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 3.974%, 01/25/2031 (K)	90,507	89,912
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%), 5.724%, 09/25/2031 (D)(K)	75,000	73,900
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%), 5.724%, 07/25/2039 (D)(K)	111,301	108,730
Series 2020-26, Class AI IO, 3.000%, 04/25/2033	340,751	23,478
Series 2020-26, Class IA IO, 3.500%, 11/25/2039	317,272	36,746
Series 2020-27, Class NI IO, 4.500%, 05/25/2050	229,513	42,688
Series 2020-35, Class IC IO, 5.000%, 06/25/2050	232,750	39,050
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 4.624%, 01/25/2040 (D)(K)	152,000	131,268
Series 2022-R02, Class 2B1 (1 month SOFR + 4.500%), 5.426%, 01/25/2042 (D)(K)	175,000	153,403
Series 2022-R03, Class 1B1 (1 month SOFR + 6.250%), 7.176%, 03/25/2042 (D)(K)	69,000	67,385
Series 2022-R03, Class 1M2 (1 month SOFR + 3.500%), 4.426%, 03/25/2042 (D)(K)	59,000	56,130
Series 2022-R04, Class 1B1 (1 month SOFR + 5.250%), 6.176%, 03/25/2042 (D)(K)	165,000	153,851
Series 2022-R05, Class 2B1 (1 month SOFR + 4.500%), 5.426%, 04/25/2042 (D)(K)	70,000	65,274
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%), 3.698%, 05/25/2042 (D)(K)	78,073	77,876
Series 2022-R07, Class 1M1 (1 month SOFR + 2.950%), 3.876%, 06/25/2042 (D)(K)	65,000	65,152
Series 410, Class C8 IO, 4.000%, 04/25/2032	311,582	35,022
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	156,866	27,956
Series 2017-130, Class IO, 4.500%, 02/20/2040	161,946	26,014
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	240,995	48,283
		5,830,229
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,000,558)		$10,556,714
ASSET BACKED SECURITIES - 5.9%
AASET Trust, Series 2021-2A, Class A, 2.798%, 01/15/2047 (D)	242,716	206,986
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Apidos CLO XXXII, Series 2019-32A, Class D (3 month LIBOR + 3.500%), 4.563%, 01/20/2033 (D)(K)	$250,000	$237,885
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2021-FL2, Class AS (1 month LIBOR + 1.400%), 2.724%, 05/15/2036 (D)(K)	100,000	96,445
Series 2021-FL3, Class B (1 month LIBOR + 1.600%), 2.924%, 08/15/2034 (D)(K)	110,000	104,242
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR2 (3 month LIBOR + 2.000%), 3.238%, 10/28/2034 (D)(K)	250,000	233,347
Bain Capital Credit CLO, Ltd.
Series 2020-5A, Class E (3 month LIBOR + 6.900%), 7.963%, 01/20/2032 (D)(K)	250,000	225,057
Series 2022-3A, Class D (3 month CME Term SOFR + 3.700%), 4.835%, 07/17/2035 (D)(K)	250,000	230,866
Ballyrock CLO, Ltd., Series 2016-1A, Class ER (3 month LIBOR + 6.950%), 7.994%, 10/15/2028 (D)(K)	250,000	232,752
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E (3 month LIBOR + 7.020%), 8.064%, 01/15/2033 (D)(K)	250,000	226,260
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month LIBOR + 3.150%), 4.561%, 08/15/2031 (D)(K)	250,000	215,136
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (D)	124,688	118,159
Capital One Prime Auto Receivables Trust, Series 2019-2, Class A4, 1.960%, 02/18/2025	50,000	49,500
CF Hippolyta LLC, Series 2020-1, Class B1, 2.280%, 07/15/2060 (D)	234,728	210,557
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (D)	100,000	88,978
Covenant Credit Partners CLO III, Ltd., Series 2017-1A, Class C1 (3 month LIBOR + 2.550%), 3.594%, 10/15/2029 (D)(K)	250,000	239,866
DataBank Issuer, Series 2021-1A, Class A2, 2.060%, 02/27/2051 (D)	170,000	153,751
Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 07/25/2047 (D)	181,925	173,836
Elmwood CLO VII, Ltd., Series 2020-4A, Class C (3 month LIBOR + 2.250%), 3.294%, 01/17/2034 (D)(K)	250,000	236,928
Flagship Credit Auto Trust
Series 2021-3, Class C, 1.460%, 09/15/2027 (D)	350,000	324,057
Series 2021-3, Class D, 1.650%, 09/15/2027 (D)	112,000	101,187
FRTKL, Series 2021-SFR1, Class E2, 2.522%, 09/17/2038 (D)	132,000	114,334

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Gilbert Park CLO, Ltd., Series 2017-1A, Class B (3 month LIBOR + 1.600%), 2.644%, 10/15/2030 (D)(K)	$280,000	$269,716
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month LIBOR + 1.650%), 2.974%, 07/15/2039 (D)(K)	100,000	91,271
Harriman Park CLO, Ltd., Series 2020-1A, Class DR (3 month LIBOR + 3.100%), 4.163%, 04/20/2034 (D)(K)	250,000	230,771
Hertz Vehicle Financing LLC, Series 2022-4A, Class C, 4.610%, 09/25/2026 (D)	125,000	122,222
HIN Timeshare Trust, Series 2020-A, Class A, 1.390%, 10/09/2039 (D)	27,295	25,268
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (D)	154,605	148,380
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	211,343	187,007
JFIN CLO, Ltd., Series 2016-1A, Class DR (3 month LIBOR + 3.400%), 4.625%, 10/27/2028 (D)(K)	175,000	163,024
KKR CLO, Ltd., Series 2020, Class B (3 month LIBOR + 1.550%), 2.594%, 10/16/2030 (D)(K)	282,000	269,215
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.940%, 11/16/2026 (D)	85,000	79,868
LCM XXV, Ltd., Series 25A, Class B2 (3 month LIBOR + 1.650%), 2.713%, 07/20/2030 (D)(K)	250,000	239,668
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 06/15/2026 (D)	183,897	178,525
Magnetite XVIII, Ltd., Series 2016-18A, Class BR (3 month LIBOR + 1.500%), 2.911%, 11/15/2028 (D)(K)	250,000	242,352
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	230,775	200,254
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 09/21/2026 (D)	150,000	142,074
MFA LLC, Series 2021-NPL1, Class A1 (2.363% to 3-25-24, then 5.363% to 3-25-25, then 6.363% thereafter), 2.363%, 03/25/2060 (D)	94,441	90,907
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class CR2 (3 month LIBOR + 2.000%), 3.136%, 04/22/2029 (D)(K)	250,000	236,741
Octagon Investment Partners 49, Ltd., Series 2020-5A, Class D (3 month LIBOR + 3.400%), 4.444%, 01/15/2033 (D)(K)	250,000	228,409
OZLM VII, Ltd., Series 2014-7RA, Class CR (3 month LIBOR + 3.000%), 4.044%, 07/17/2029 (D)(K)	250,000	231,113
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter), 3.598%, 02/25/2061 (D)	$185,000	$171,638
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (D)	100,000	89,199
Series 2021-SFR5, Class E1, 2.209%, 07/17/2038 (D)	100,000	86,464
Series 2021-SFR6, Class E2, 2.525%, 07/17/2038 (D)	100,000	85,651
Series 2021-SFR8, Class E2, 2.532%, 10/17/2038 (D)	285,000	242,838
Series 2021-SFR10, Class B, 2.722%, 12/17/2040 (D)	120,000	105,680
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	132,186
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (D)	196,333	185,270
STAR Trust, Series 2022-SFR3, Class D (1 month CME Term SOFR + 2.550%), 4.059%, 05/17/2024 (D)(K)	155,000	152,941
Stratus CLO, Ltd., Series 2021-1A, Class D (3 month LIBOR + 2.500%), 3.563%, 12/29/2029 (D)(K)	250,000	224,980
Summit Issuer LLC, Series 2020-1A, Class A2, 2.290%, 12/20/2050 (D)	55,000	49,926
Symphony CLO XXII, Ltd., Series 2020-22A, Class C (3 month LIBOR + 2.150%), 3.194%, 04/18/2033 (D)(K)	250,000	234,526
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 04/25/2035 (D)	150,000	148,033
TRTX Issuer, Ltd., Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%), 4.042%, 10/15/2034 (D)(K)	100,000	98,146
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter), 1.868%, 08/25/2051 (D)	200,530	185,773
Verus Securitization Trust, Series 2020-NPL1, Class A1 (3.598% to 9-25-23, then 6.598% to 9-25-24, then 7.598% thereafter), 3.598%, 08/25/2050 (D)	5,862	5,849
VOLT C LLC, Series 2021-NPL9, Class A1 (1.992% to 4-25-24, then 4.992% to 4-25-25, then 5.992% thereafter), 1.992%, 05/25/2051 (D)	54,710	51,878
VOLT XCIV LLC, Series 2021-NPL3, Class A1 (2.240% to 1-25-24, then 5.239% to 1-25-25, then 6.239% thereafter), 2.240%, 02/27/2051 (D)	141,275	134,184
VOLT XCVI LLC, Series 2021-NPL5, Class A1 (2.116% to 2-25-24, then 5.116% to 2-25-25, then 6.116% thereafter), 2.116%, 03/27/2051 (D)	75,537	72,094

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Voya CLO, Ltd., Series 2013-3A, Class BRR (3 month LIBOR + 2.250%), 3.294%, 10/18/2031 (D)(K)	$250,000	$235,395
Westlake Automobile Receivables Trust, Series 2020-3A, Class B, 0.780%, 11/17/2025 (D)	140,000	138,420
TOTAL ASSET BACKED SECURITIES (Cost $10,760,740)		$10,027,985
PREFERRED SECURITIES - 0.1%
United States - 0.1%
Becton, Dickinson and Company, 6.000%	1,136	56,187
Fluor Corp., 6.500%	5	5,897
		62,084
TOTAL PREFERRED SECURITIES (Cost $64,958)		$62,084
EXCHANGE-TRADED FUNDS - 4.6%
iShares JP Morgan USD Emerging Markets Bond ETF	86,500	7,380,180
SPDR Bloomberg Convertible Securities ETF (H)	7,600	490,656
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,332,632)		$7,870,836
SHORT-TERM INVESTMENTS - 5.7%
Short-term funds - 5.7%
John Hancock Collateral Trust, 1.4215% (M)(N)	40,115	401,009
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (M)	9,284,646	9,284,646
TOTAL SHORT-TERM INVESTMENTS (Cost $9,685,729)		$9,685,655
Total Investments (Opportunistic Fixed Income Trust) (Cost $212,117,541) - 103.0%		$175,073,108
Other assets and liabilities, net - (3.0%)		(5,152,661)
TOTAL NET ASSETS - 100.0%		$169,920,447
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
Opportunistic Fixed Income Trust (continued)
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,997,003 or 23.5% of the fund's net assets as of 6-30-22.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	All or a portion of this security is on loan as of 6-30-22.
(I)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(J)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(K)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	The rate shown is the annualized seven-day yield as of 6-30-22.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	46	Long	Sep 2022	$3,699,936	$3,792,678	$92,742
10-Year U.S. Treasury Note Futures	104	Long	Sep 2022	12,234,206	12,327,250	93,044
5-Year U.S. Treasury Note Futures	73	Long	Sep 2022	8,225,021	8,194,250	(30,771)
Euro SCHATZ Futures	1	Long	Sep 2022	114,574	114,379	(195)
Ultra U.S. Treasury Bond Futures	27	Long	Sep 2022	4,192,307	4,167,281	(25,026)
Ultra U.S. Treasury Bond Futures	2	Long	Sep 2022	255,919	254,750	(1,169)
10-Year Japan Government Bond Future	7	Short	Sep 2022	(7,667,888)	(7,667,084)	804
2-Year U.S. Treasury Note Futures	12	Short	Sep 2022	(2,535,297)	(2,520,188)	15,109
Euro-Buxl Futures	20	Short	Sep 2022	(3,596,113)	(3,428,054)	168,059
German Euro BOBL Futures	18	Short	Sep 2022	(2,346,454)	(2,342,608)	3,846
German Euro BUND Futures	38	Short	Sep 2022	(6,000,977)	(5,924,732)	76,245
U.S. Treasury Long Bond Futures	79	Short	Sep 2022	(11,086,222)	(10,951,375)	134,847
						$527,535

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,112,000	USD	1,461,844	BARC	7/29/2022	—	$(3,791)
BRL	62,099,000	USD	12,072,032	CITI	7/5/2022	—	(206,246)
BRL	5,340,000	USD	1,043,376	JPM	7/5/2022	—	(23,017)
BRL	14,205,000	USD	2,690,851	CITI	8/2/2022	$162	—
CAD	930,000	USD	722,046	JPM	7/29/2022	440	—
CHF	143,000	USD	149,082	BOA	7/29/2022	931	—
CLP	333,955,000	USD	369,992	SSB	7/29/2022	—	(8,022)
COP	11,116,650,000	USD	2,696,187	CITI	7/29/2022	—	(30,273)
EUR	62,000	USD	65,822	BOA	7/29/2022	—	(747)
EUR	134,000	USD	140,691	BARC	7/29/2022	—	(45)
EUR	448,000	USD	471,892	JPM	7/29/2022	—	(1,673)
EUR	89,000	USD	93,136	MSI	7/29/2022	278	—
GBP	2,252,000	USD	2,745,912	JPM	7/29/2022	—	(3,445)
HUF	1,038,311,000	USD	2,731,176	BOA	7/29/2022	2,695	—
IDR	40,712,240,000	USD	2,737,601	CITI	7/29/2022	—	(16,225)
JPY	1,207,033,000	USD	8,988,759	JPM	7/29/2022	—	(79,951)
MXN	55,236,000	USD	2,762,532	CITI	7/29/2022	—	(27,694)
MXN	16,688,000	USD	824,805	GSI	7/29/2022	1,449	—
NOK	21,520,000	USD	2,168,923	JPM	7/29/2022	16,865	—
NZD	2,245,000	USD	1,414,643	JPM	7/29/2022	—	(12,778)
PHP	59,238,000	USD	1,083,655	CITI	7/29/2022	—	(8,115)
PLN	8,452,000	USD	1,884,294	BARC	7/29/2022	—	(4,740)
SEK	37,938,000	USD	3,730,952	JPM	7/29/2022	—	(19,381)
THB	39,960,000	USD	1,132,011	JPM	7/27/2022	—	(840)
TRY	11,739,000	USD	653,528	GSI	7/29/2022	38,335	—
USD	3,144,487	AUD	4,543,000	BARC	7/29/2022	8,154	—
USD	12,632,603	BRL	62,099,000	CITI	7/5/2022	766,812	—
USD	1,019,473	BRL	5,340,000	JPM	7/5/2022	—	(886)
USD	8,226,747	BRL	43,429,000	CITI	8/2/2022	—	(497)
USD	4,832,271	CAD	6,224,000	JPM	7/29/2022	—	(2,942)
USD	2,329,535	CLP	2,114,286,000	CITI	7/29/2022	37,885	—
USD	153,503	CLP	141,376,000	GSI	7/29/2022	267	—
USD	2,715,191	CZK	64,252,000	CITI	7/29/2022	2,057	—
USD	279,609	EUR	264,000	BOA	7/29/2022	2,516	—
USD	20,121,652	EUR	19,101,154	JPM	7/29/2022	73,157	—
USD	708,426	GBP	581,000	JPM	7/29/2022	889	—
USD	258,405	HKD	2,026,000	GSI	7/29/2022	23	—
USD	1,819,319	IDR	27,056,000,000	CITI	7/29/2022	10,783	—
USD	2,750,229	INR	215,893,000	MSI	7/29/2022	22,807	—
USD	5,802,409	JPY	779,162,000	JPM	7/29/2022	51,610	—
USD	14,407,964	KRW	18,795,895,000	MSI	7/29/2022	—	(179,896)
USD	2,370,528	MXN	47,398,000	CITI	7/29/2022	23,764	—
USD	2,507,465	NOK	24,879,000	JPM	7/29/2022	—	(19,497)
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	8,277,397	NZD	13,136,000	JPM	7/29/2022	$74,768	—
USD	1,974,382	PEN	7,445,000	SSB	7/27/2022	34,462	—
USD	2,675,998	SGD	3,722,000	BARC	7/29/2022	—	$(3,093)
USD	90,021	TRY	1,617,000	GSI	7/29/2022	—	(5,280)
USD	2,249,835	ZAR	36,068,000	MSI	7/29/2022	38,287	—
						$1,209,396	$(659,074)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	$(151,754)	$(151,754)
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(151,154)	(151,154)
Centrally cleared	2,935,000	CAD	CAD CDOR	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(181,313)	(181,313)
Centrally cleared	2,415,000	CAD	CAD CDOR	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(150,486)	(150,486)
Centrally cleared	7,990,000	CAD	CAD CORRA Compounded OIS	Fixed 1.530%	Semi-Annual	Semi-Annual	Dec 2026	—	(390,195)	(390,195)
Centrally cleared	52,320,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$2,487	(118,398)	(115,911)
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(18,860)	(258,613)	(277,473)
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	6,402	(203,121)	(196,719)
Centrally cleared	783,430,000	HUF	HUF BUBOR Reuters	Fixed 5.130%	Annual	Semi-Annual	Mar 2027	1,312	(273,052)	(271,740)
Centrally cleared	1,433,300,000	HUF	HUF BUBOR Reuters	Fixed 5.000%	Annual	Semi-Annual	Mar 2027	8,392	(524,120)	(515,728)
Centrally cleared	64,529,200	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	22,318	(371,704)	(349,386)
Centrally cleared	66,070,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(1,092)	(402,431)	(403,523)
Centrally cleared	6,650,000	CAD	CAD CDOR	Fixed 3.389%	Semi-Annual	Semi-Annual	Sep 2037	—	(115,527)	(115,527)
Centrally cleared	200,000	GBP	Fixed 1.382%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2052	—	41,243	41,243
Centrally cleared	270,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(15,823)	128,274	112,451
								$5,136	$(3,122,351)	$(3,117,215)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	2,050,000	USD	$2,050,000	1.000%	Quarterly	Dec 2026	$111,993	$27,545	$139,538
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(163,403)	24,801	(138,602)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(172,958)	(30,850)	(203,808)
MSI	CMBX.NA.BBB-.12	250,000	USD	250,000	3.000%	Monthly	Aug 2061	16,753	27,262	44,015
MSI	CMBX.NA.BBB-.13	60,000	USD	60,000	3.000%	Monthly	Dec 2072	3,504	8,514	12,018
				$21,560,000				$(204,111)	$57,272	$(146,839)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.11	6.953%	210,000	USD	$210,000	3.000%	Monthly	Nov 2054	$(26,548)	$(6,733)	$(33,281)
GSI	CMBX.NA.BBB-.12	6.852%	210,000	USD	210,000	3.000%	Monthly	Aug 2061	(26,847)	(10,126)	(36,973)
GSI	CMBX.NA.BBB-.12	6.852%	210,000	USD	210,000	3.000%	Monthly	Aug 2061	(29,741)	(7,232)	(36,973)
					$630,000				$(83,136)	$(24,091)	$(107,227)
Centrally cleared	CDX.NA.HY.38	5.749%	8,339,521	USD	8,339,521	5.000%	Quarterly	Jun 2027	18,590	(248,275)	(229,685)
Centrally cleared	iTraxx Europe Series 37 Version 1	1.185%	4,215,000	EUR	4,431,573	1.000%	Quarterly	Jun 2027	2,246	(38,921)	(36,675)
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Series 37 Version 1	5.805%	1,590,000	EUR	$1,677,107	5.000%	Quarterly	Jun 2027	$(5,275)	$(44,233)	$(49,508)
					$14,448,201				$15,561	$(331,429)	$(315,868)
					$15,078,201				$(67,575)	$(355,520)	$(423,095)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,385,000	Mar 2023	GSI	—	$64,818	$64,818
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	5,100,000	Mar 2023	GSI	—	(80,135)	(80,135)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,620,000	Mar 2023	MSI	—	322,219	322,219
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,660,000	Mar 2023	MSI	—	285,636	285,636
Receive	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,365,000	Mar 2023	MSI	—	(29,826)	(29,826)
								—	$562,712	$562,712

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$(9,199)	$(9,199)
BARC	2,990,000	USD	2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	—	—
BOA	640,000	USD	640,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	158,933	158,933
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	7,749	7,749
JPM	2,330,000	USD	2,330,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(55,868)	526,246	470,378
			$9,710,000						$(55,868)	$683,729	$627,861
The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 37.1%
U.S. Government – 14.7%
U.S. Treasury Bonds
2.250%, 02/15/2052	$515,145,000	$423,948,226
2.500%, 02/15/2045	83,239,000	70,597,077
2.875%, 05/15/2052	67,168,000	63,442,275
3.000%, 02/15/2047	37,979,000	35,464,375
3.250%, 05/15/2042	82,802,000	80,809,577
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
2.625%, 05/31/2027	$4,406,000	$4,322,699
2.875%, 05/15/2032	270,428,000	267,385,685
		945,969,914
U.S. Government Agency – 22.4%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2051 to 03/01/2052	91,949,498	80,107,447

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.500%, 08/01/2050 to 12/01/2051	$99,359,689	$90,252,439
3.000%, 03/01/2043 to 12/01/2049	101,531,555	96,137,400
3.500%, 04/01/2044 to 03/01/2052	69,467,784	68,053,695
4.000%, 03/01/2048 to 08/01/2048	14,167,749	14,184,502
Federal National Mortgage Association
2.000%, 09/01/2050 to 02/01/2052	85,078,293	74,339,197
2.500%, 09/01/2050 to 03/01/2052	234,689,099	212,277,366
3.000%, 01/01/2043 to 02/01/2052	202,041,283	190,511,046
3.500%, 06/01/2042 to 04/01/2052	173,923,434	170,046,336
4.000%, TBA (A)	218,902,000	215,789,389
4.000%, 09/01/2040 to 04/01/2052	159,901,820	161,287,256
4.500%, TBA (A)	34,822,000	34,949,866
4.500%, 12/01/2040 to 05/01/2042	34,866,064	36,063,665
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	2,794,206	2,823,911
		1,446,823,515
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,545,000,082)		$2,392,793,429
FOREIGN GOVERNMENT OBLIGATIONS – 0.1%
Qatar – 0.1%
State of Qatar 5.103%, 04/23/2048 (B)	8,410,000	8,801,789
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,410,000)		$8,801,789
CORPORATE BONDS – 34.7%
Communication services – 2.8%
AT&T, Inc.
3.500%, 06/01/2041	12,200,000	9,741,418
3.650%, 06/01/2051	10,434,000	8,160,726
Charter Communications Operating LLC
4.200%, 03/15/2028	13,245,000	12,374,804
4.800%, 03/01/2050	15,472,000	12,259,396
5.750%, 04/01/2048	16,696,000	14,965,538
6.484%, 10/23/2045	13,673,000	13,292,476
Level 3 Financing, Inc. 3.400%, 03/01/2027 (B)	6,456,000	5,560,736
Magallanes, Inc. 4.279%, 03/15/2032 (B)	12,653,000	11,308,523
Take-Two Interactive Software, Inc. 3.550%, 04/14/2025	4,169,000	4,100,575
Telefonica Emisiones SA 5.213%, 03/08/2047	13,059,000	11,573,177
T-Mobile USA, Inc.
2.050%, 02/15/2028	12,548,000	10,894,047
2.550%, 02/15/2031	4,824,000	4,059,127
3.400%, 10/15/2052	16,859,000	12,449,850
3.750%, 04/15/2027	6,507,000	6,265,718
3.875%, 04/15/2030	13,891,000	12,963,860
4.500%, 04/15/2050	8,048,000	7,141,019
Verizon Communications, Inc.
4.329%, 09/21/2028	17,379,000	17,284,357
4.400%, 11/01/2034	7,740,000	7,416,525
		181,811,872
Consumer discretionary – 3.1%
Amazon.com, Inc. 4.050%, 08/22/2047	9,136,000	8,551,320
Aptiv PLC 3.250%, 03/01/2032	3,289,000	2,794,303
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
AutoNation, Inc. 4.750%, 06/01/2030	$4,925,000	$4,632,893
Booking Holdings, Inc. 4.625%, 04/13/2030	9,246,000	9,193,136
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	13,967,000	12,499,668
Dollar Tree, Inc. 4.200%, 05/15/2028	16,502,000	16,029,434
eBay, Inc. 2.700%, 03/11/2030	12,556,000	10,730,055
Expedia Group, Inc.
2.950%, 03/15/2031	6,373,000	5,069,074
3.250%, 02/15/2030	9,735,000	8,118,785
3.800%, 02/15/2028	16,524,000	15,059,280
4.625%, 08/01/2027	8,713,000	8,371,046
5.000%, 02/15/2026	10,710,000	10,708,987
General Motors Financial Company, Inc.
2.400%, 10/15/2028	17,219,000	14,300,741
3.600%, 06/21/2030	20,346,000	17,579,202
4.350%, 01/17/2027	8,868,000	8,507,135
Hyundai Capital America
1.000%, 09/17/2024 (B)	8,719,000	8,090,988
1.800%, 10/15/2025 (B)	4,018,000	3,674,789
2.375%, 10/15/2027 (B)	4,018,000	3,534,567
Marriott International, Inc.
2.850%, 04/15/2031	9,027,000	7,485,918
4.625%, 06/15/2030	5,210,000	4,994,745
4.650%, 12/01/2028	13,237,000	12,942,008
Nissan Motor Acceptance Company LLC 1.125%, 09/16/2024 (B)	4,380,000	4,025,456
		196,893,530
Consumer staples – 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	10,094,000	9,062,318
JBS USA LUX SA
5.125%, 02/01/2028 (B)	3,366,000	3,286,966
5.750%, 04/01/2033 (B)	9,181,000	8,742,974
Kraft Heinz Foods Company
4.375%, 06/01/2046	10,167,000	8,473,232
5.000%, 06/04/2042	3,892,000	3,555,715
5.500%, 06/01/2050	6,031,000	5,789,242
		38,910,447
Energy – 2.9%
Aker BP ASA
3.000%, 01/15/2025 (B)	6,211,000	5,998,193
3.750%, 01/15/2030 (B)	4,847,000	4,342,263
4.000%, 01/15/2031 (B)	10,984,000	9,866,287
Continental Resources, Inc. 4.900%, 06/01/2044	4,181,000	3,291,659
Diamondback Energy, Inc. 3.125%, 03/24/2031	5,548,000	4,832,044
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	8,820,000	8,064,302
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	8,767,000	7,803,845
Energy Transfer LP
4.200%, 04/15/2027	4,899,000	4,702,797
5.150%, 03/15/2045	5,400,000	4,617,227
5.250%, 04/15/2029	17,785,000	17,615,270
5.400%, 10/01/2047	8,136,000	7,138,315
5.500%, 06/01/2027	7,447,000	7,558,782
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	12,660,000	10,517,688

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EQT Corp. 7.500%, 02/01/2030	$2,886,000	$3,097,804
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	5,311,384
Lundin Energy Finance BV 3.100%, 07/15/2031 (B)	8,003,000	6,620,730
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (B)	9,512,000	9,334,407
MPLX LP
4.000%, 03/15/2028	6,705,000	6,369,273
4.125%, 03/01/2027	2,551,000	2,466,355
4.250%, 12/01/2027	4,887,000	4,715,837
Ovintiv, Inc. 7.200%, 11/01/2031	1,177,000	1,286,902
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	4,128,000	3,970,139
4.500%, 05/15/2030	13,283,000	12,729,335
5.000%, 03/15/2027	7,297,000	7,314,657
Targa Resources Corp. 4.950%, 04/15/2052	9,104,000	7,801,672
Targa Resources Partners LP 4.000%, 01/15/2032	7,449,000	6,374,556
The Williams Companies, Inc. 3.750%, 06/15/2027	9,700,000	9,262,529
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	6,052,049
		189,056,301
Financials – 10.8%
Ares Capital Corp.
2.150%, 07/15/2026	11,802,000	9,891,394
2.875%, 06/15/2028	6,780,000	5,371,394
3.875%, 01/15/2026	8,615,000	7,911,499
4.200%, 06/10/2024	6,463,000	6,345,577
Ascot Group, Ltd. 4.250%, 12/15/2030 (B)	4,815,000	4,344,979
Athene Holding, Ltd. 3.500%, 01/15/2031	14,028,000	11,875,960
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (B)(C)	3,040,000	2,986,800
AXA SA 8.600%, 12/15/2030	2,474,000	2,900,594
Banco Santander SA 4.379%, 04/12/2028	7,600,000	7,350,036
Bank of America Corp.
3.248%, 10/21/2027	9,341,000	8,779,763
3.950%, 04/21/2025	11,322,000	11,166,924
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	12,755,000	10,923,143
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	12,322,000	10,450,819
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	19,364,000	16,256,424
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) 03/08/2037	9,199,000	7,951,148
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	17,187,000	16,513,492
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC 4.375%, 01/12/2026	$7,380,000	$7,304,018
Blackstone Private Credit Fund
2.350%, 11/22/2024 (B)	7,493,000	6,887,659
2.700%, 01/15/2025 (B)	5,893,000	5,377,148
3.250%, 03/15/2027 (B)	1,690,000	1,433,833
4.000%, 01/15/2029 (B)	8,340,000	6,834,187
BPCE SA 4.500%, 03/15/2025 (B)	7,805,000	7,673,964
Citigroup, Inc.
3.200%, 10/21/2026	14,418,000	13,719,367
4.600%, 03/09/2026	17,394,000	17,415,991
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	5,665,000	4,664,347
Citizens Financial Group, Inc. 3.250%, 04/30/2030	12,256,000	10,875,503
CNA Financial Corp. 2.050%, 08/15/2030	4,015,000	3,228,903
CNO Financial Group, Inc. 5.250%, 05/30/2029	10,165,000	9,855,629
Credit Agricole SA
2.811%, 01/11/2041 (B)	5,816,000	4,014,704
3.250%, 01/14/2030 (B)	12,902,000	10,958,247
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027	7,009,000	6,048,642
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%) 01/07/2028	11,487,000	9,943,255
Discover Financial Services 4.100%, 02/09/2027	4,203,000	4,030,895
Hercules Capital, Inc. 2.625%, 09/16/2026	3,059,000	2,640,210
Jefferies Group LLC
4.150%, 01/23/2030	9,200,000	8,264,768
4.850%, 01/15/2027	6,189,000	6,191,122
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	12,793,000	10,896,035
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	12,141,000	10,482,341
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%) 01/25/2033	2,313,000	1,985,389
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	11,699,000	11,414,134
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (C)	9,375,000	7,917,385
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (C)	12,306,000	12,388,143
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	6,775,783
Liberty Mutual Group, Inc. 5.500%, 06/15/2052 (B)	7,364,000	6,975,047
Lloyds Banking Group PLC 4.450%, 05/08/2025	19,070,000	19,086,612
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (C)	3,746,000	3,355,912
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (B)	6,523,000	5,688,606
4.875%, 06/10/2025 (B)	7,810,000	7,794,320

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	$7,277,000	$7,315,277
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (B)	2,567,000	3,015,988
Morgan Stanley 3.875%, 01/27/2026	8,532,000	8,402,775
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	4,486,000	3,634,120
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) 09/16/2036	14,062,000	10,812,568
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	4,512,000	4,333,287
NatWest Markets PLC 1.600%, 09/29/2026 (B)	12,231,000	10,773,486
New York Life Insurance Company 3.750%, 05/15/2050 (B)	5,384,000	4,397,485
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (B)	13,599,000	10,998,191
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) 10/16/2044 (B)	5,325,000	5,271,784
Ohio National Financial Services, Inc. 5.800%, 01/24/2030 (B)	1,334,000	1,284,217
PNC Bank NA 4.050%, 07/26/2028	2,690,000	2,603,275
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) 03/01/2052	4,543,000	4,193,870
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	14,691,000	14,422,889
S&P Global, Inc. 4.750%, 08/01/2028 (B)	3,484,000	3,539,801
Santander Holdings USA, Inc.
3.244%, 10/05/2026	16,909,000	15,856,864
3.450%, 06/02/2025	15,455,000	14,861,689
3.500%, 06/07/2024	11,289,000	11,092,584
4.400%, 07/13/2027	3,574,000	3,435,884
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%) 01/06/2028	7,238,000	6,388,192
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	7,908,000	6,585,436
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) 06/15/2033 (B)	4,310,000	4,113,713
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	9,222,000	8,208,420
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	19,136,000	18,498,753
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	23,362,000	19,395,955
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	9,012,000	7,426,222
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) 08/01/2022 (C)(D)	11,183,000	10,763,601
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) 09/15/2026 (C)	$12,274,000	$9,319,911
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (C)	4,314,000	3,881,106
Unum Group 4.125%, 06/15/2051	3,701,000	2,729,542
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	19,183,000	17,178,931
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) 10/30/2030	14,423,000	12,683,235
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	9,762,000	7,559,836
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) 03/02/2033	6,720,000	5,963,767
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (C)	22,240,000	21,681,776
		695,766,475
Health care – 1.9%
AbbVie, Inc. 3.200%, 11/21/2029	25,645,000	23,591,885
AmerisourceBergen Corp. 2.800%, 05/15/2030	9,144,000	7,993,109
CVS Health Corp.
3.750%, 04/01/2030	7,993,000	7,476,313
4.300%, 03/25/2028	4,269,000	4,223,832
5.050%, 03/25/2048	7,278,000	6,966,851
Elevance Health, Inc.
2.250%, 05/15/2030	1,588,000	1,356,931
2.875%, 09/15/2029	1,663,000	1,498,219
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (B)	13,464,000	10,644,058
3.750%, 06/15/2029 (B)	12,965,000	11,705,742
HCA, Inc. 4.125%, 06/15/2029	13,127,000	11,969,007
Royalty Pharma PLC 1.750%, 09/02/2027	4,117,000	3,509,511
Universal Health Services, Inc.
1.650%, 09/01/2026 (B)	7,142,000	6,193,965
2.650%, 10/15/2030 (B)	7,813,000	6,248,405
Viatris, Inc.
2.300%, 06/22/2027	4,139,000	3,575,441
2.700%, 06/22/2030	9,367,000	7,517,590
4.000%, 06/22/2050	10,136,000	6,786,935
		121,257,794
Industrials – 4.6%
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (B)	6,679,000	5,207,856
AerCap Ireland Capital DAC
1.650%, 10/29/2024	6,534,000	6,033,050
1.750%, 01/30/2026	9,702,000	8,479,869
2.450%, 10/29/2026	22,170,000	19,304,812
2.875%, 08/14/2024	9,926,000	9,455,491
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (B)	2,586,502	2,410,645

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (B)	$3,720,926	$3,496,690
Air Lease Corp.
2.100%, 09/01/2028	4,481,000	3,592,267
2.875%, 01/15/2026	4,391,000	4,030,481
3.625%, 12/01/2027	4,932,000	4,400,237
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (B)	5,686,295	5,990,222
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	7,691,872	6,376,633
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	6,735,392	6,236,406
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	5,116,913	4,479,478
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	5,881,988	5,363,283
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,477,758	3,949,983
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	4,698,588	3,786,258
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	7,038,967	6,222,441
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	4,290,000	3,652,104
Ashtead Capital, Inc.
1.500%, 08/12/2026 (B)	4,620,000	4,034,292
4.250%, 11/01/2029 (B)	4,031,000	3,546,322
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (B)	2,364,538	2,323,763
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	1,486,048	1,312,958
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	2,471,732	2,375,982
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	3,332,293	3,492,501
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	10,366,000	8,630,655
DAE Funding LLC 3.375%, 03/20/2028 (B)	11,546,000	10,139,697
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	14,367,622
4.375%, 04/19/2028	9,405,000	7,989,023
4.500%, 10/20/2025 (B)	2,059,000	2,000,654
4.750%, 10/20/2028 (B)	6,536,678	6,174,403
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	5,206,000	4,905,419
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,012,612	6,068,171
Owens Corning 3.950%, 08/15/2029	8,341,000	7,737,031
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (B)	$3,894,000	$3,162,319
The Boeing Company
3.200%, 03/01/2029	4,360,000	3,772,637
5.040%, 05/01/2027	12,923,000	12,764,930
5.150%, 05/01/2030	17,787,000	17,073,351
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	9,655,599	8,984,001
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	8,610,018	7,328,483
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	8,332,639	7,637,087
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,529,203	2,276,283
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	6,449,186	5,759,211
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	15,933,326	15,659,273
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	3,745,790	3,539,772
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	1,392,723	1,385,918
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024 (A)	6,463,555	6,472,014
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	3,407,331	3,122,100
		296,504,078
Information technology – 4.0%
Autodesk, Inc. 2.850%, 01/15/2030	4,681,000	4,091,155
Broadcom, Inc.
3.419%, 04/15/2033 (B)	11,115,000	9,189,262
4.750%, 04/15/2029	28,091,000	27,218,396
4.926%, 05/15/2037 (B)	14,161,000	12,695,941
CDW LLC 3.569%, 12/01/2031	10,020,000	8,278,173
CGI, Inc. 1.450%, 09/14/2026	8,030,000	7,091,177
Dell International LLC
3.450%, 12/15/2051 (B)	7,524,000	5,090,589
4.900%, 10/01/2026	12,456,000	12,460,477
5.300%, 10/01/2029	6,177,000	6,089,472
5.850%, 07/15/2025	4,251,000	4,384,084
8.350%, 07/15/2046	2,108,000	2,625,144
KLA Corp. 4.100%, 03/15/2029	7,616,000	7,523,570
Marvell Technology, Inc. 2.450%, 04/15/2028	11,200,000	9,773,126
Micron Technology, Inc.
4.185%, 02/15/2027	14,953,000	14,594,608
4.975%, 02/06/2026	5,650,000	5,704,889
5.327%, 02/06/2029	19,168,000	19,064,723
Motorola Solutions, Inc.
2.300%, 11/15/2030	11,690,000	9,146,517
2.750%, 05/24/2031	9,922,000	8,017,358

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Motorola Solutions, Inc. (continued)
4.600%, 05/23/2029	$3,233,000	$3,093,169
NXP BV
3.250%, 05/11/2041	3,717,000	2,797,870
3.875%, 06/18/2026	12,831,000	12,358,819
Oracle Corp. 2.950%, 04/01/2030	18,106,000	15,462,484
PayPal Holdings, Inc. 2.850%, 10/01/2029	4,216,000	3,814,820
Qorvo, Inc.
1.750%, 12/15/2024 (B)	6,016,000	5,619,666
3.375%, 04/01/2031 (B)	5,277,000	4,149,516
Renesas Electronics Corp. 1.543%, 11/26/2024 (B)	6,826,000	6,372,276
VeriSign, Inc. 2.700%, 06/15/2031	5,582,000	4,492,072
VMware, Inc. 4.700%, 05/15/2030	12,282,000	11,842,166
Western Digital Corp. 4.750%, 02/15/2026	8,529,000	8,137,604
Workday, Inc.
3.500%, 04/01/2027	4,867,000	4,654,290
3.800%, 04/01/2032	5,514,000	5,038,006
		260,871,419
Materials – 0.6%
Anglo American Capital PLC
3.875%, 03/16/2029 (B)	1,808,000	1,662,787
4.750%, 04/10/2027 (B)	5,485,000	5,418,736
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (B)	7,579,000	5,986,728
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	7,941,000	7,225,825
5.450%, 03/15/2043	9,268,000	8,573,363
Newmont Corp. 2.800%, 10/01/2029	3,464,000	3,058,971
Vulcan Materials Company 3.500%, 06/01/2030	4,863,000	4,408,979
		36,335,389
Real estate – 2.2%
American Homes 4 Rent LP 4.250%, 02/15/2028	4,327,000	4,132,437
American Tower Corp. 3.800%, 08/15/2029	12,035,000	11,046,733
Crown Castle International Corp.
3.300%, 07/01/2030	3,145,000	2,773,625
3.650%, 09/01/2027	11,831,000	11,204,519
3.800%, 02/15/2028	4,658,000	4,394,710
Equinix, Inc.
1.550%, 03/15/2028	9,456,000	7,953,612
1.800%, 07/15/2027	5,384,000	4,671,643
2.500%, 05/15/2031	14,515,000	11,761,697
3.200%, 11/18/2029	4,428,000	3,933,560
GLP Capital LP
3.250%, 01/15/2032	3,361,000	2,693,741
4.000%, 01/15/2030	3,326,000	2,912,750
5.375%, 04/15/2026	7,596,000	7,433,598
Host Hotels & Resorts LP
3.375%, 12/15/2029	10,874,000	9,204,459
3.500%, 09/15/2030	7,110,000	6,073,657
3.875%, 04/01/2024	17,397,000	17,185,300
4.000%, 06/15/2025	13,557,000	13,256,267
4.500%, 02/01/2026	4,859,000	4,774,544
SBA Tower Trust 2.836%, 01/15/2025 (B)	7,899,000	7,623,195
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
VICI Properties LP
4.125%, 08/15/2030 (B)	$2,123,000	$1,831,979
4.375%, 05/15/2025	2,868,000	2,801,116
4.625%, 12/01/2029 (B)	4,089,000	3,655,382
5.125%, 05/15/2032	1,733,000	1,633,075
		142,951,599
Utilities – 1.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	5,952,000	5,085,017
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (B)	2,531,783	3,000,163
Dominion Energy, Inc. 3.375%, 04/01/2030	6,792,000	6,208,827
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	5,926,221
Engie Energia Chile SA 3.400%, 01/28/2030 (B)	8,250,000	7,002,188
NiSource, Inc. 3.600%, 05/01/2030	4,887,000	4,477,370
NRG Energy, Inc.
2.450%, 12/02/2027 (B)	7,276,000	6,247,418
4.450%, 06/15/2029 (B)	5,451,000	4,882,474
Vistra Operations Company LLC
3.550%, 07/15/2024 (B)	12,479,000	12,044,760
3.700%, 01/30/2027 (B)	13,509,000	12,434,793
4.300%, 07/15/2029 (B)	11,729,000	10,622,080
		77,931,311
TOTAL CORPORATE BONDS (Cost $2,528,759,185)		$2,238,290,215
MUNICIPAL BONDS – 1.0%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	8,396,000	7,337,510
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,975,000	4,049,250
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	14,500,000	11,008,011
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	7,426,751
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	8,202,090
4.131%, 06/15/2042	790,000	686,075
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	5,422,108
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,500,000	10,939,322
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	12,324,000	11,146,982
TOTAL MUNICIPAL BONDS (Cost $79,794,259)		$66,218,099
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.7%
Commercial and residential – 8.4%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (B)(E)	3,918,176	3,781,901
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(E)	2,914,826	2,651,139

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC (continued)
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(E)	$6,067,970	$5,134,004
Series 2021-5, Class A1, 0.951%, 07/25/2066 (B)(E)	7,636,432	6,796,632
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(E)	5,098,434	4,708,982
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (B)	5,706,000	5,462,109
Series 2015-200P, Class C, 3.716%, 04/14/2033 (B)(E)	6,760,000	6,354,180
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	4,700,000	4,537,063
Benchmark Mortgage Trust Series 2019-B12, Class A2 3.001%, 08/15/2052	8,539,806	8,305,214
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%), 2.270%, 05/15/2039 (B)(D)	5,954,000	5,833,550
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%), 2.819%, 05/15/2039 (B)(D)	2,231,000	2,186,413
BPR Trust Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) 3.177%, 04/15/2037 (B)(D)	16,875,000	16,529,790
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(E)	3,715,358	3,472,620
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 2.254%, 10/15/2037 (B)(D)	7,275,767	7,053,310
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%), 2.175%, 11/15/2038 (B)(D)	5,198,000	5,002,202
Series 2021-CIP, Class A (1 month LIBOR + 0.921%), 2.245%, 12/15/2038 (B)(D)	14,619,000	14,178,483
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 2.424%, 09/15/2036 (B)(D)	7,399,000	6,881,538
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%), 2.269%, 01/17/2039 (B)(D)	12,523,000	12,112,287
BX Trust Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) 2.824%, 01/15/2034 (B)(D)	2,033,000	1,900,244
BXHPP Trust Series 2021-FILM, Class C (1 month LIBOR + 1.100%) 2.424%, 08/15/2036 (B)(D)	17,743,000	16,493,724
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 3.074%, 12/15/2037 (B)(D)	1,944,000	1,870,747
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	$11,096,000	$10,930,996
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (B)	3,645,000	3,623,045
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	12,659,404
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(E)	6,314,649	5,544,786
Series 2021-3, Class A1, 0.956%, 09/27/2066 (B)(E)	8,490,030	7,341,878
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (B)(E)	7,149,521	6,276,593
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(E)	10,570,525	9,567,622
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.773%, 11/10/2046 (B)(E)	4,291,000	3,375,003
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (B)	5,531,000	5,236,575
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 2.554%, 05/15/2036 (B)(D)	3,709,000	3,626,412
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 2.924%, 05/15/2036 (B)(D)	5,837,000	5,675,309
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	2,188,673	2,018,401
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (B)(E)	11,497,641	9,827,209
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(E)	5,017,644	4,752,371
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(E)	4,394,457	3,998,161
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(E)	4,326,490	3,748,742
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(E)	7,196,681	6,089,149
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (B)(E)	12,332,132	10,868,639
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	8,970,000	8,329,040
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (B)(E)	6,835,921	6,037,525
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(E)	2,247,268	2,050,086
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(E)	5,018,710	4,537,444
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(E)	9,992,648	8,537,858

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(E)	$4,108,679	$3,778,872
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(E)	3,646,544	3,304,974
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(E)	5,985,367	5,262,371
GS Mortgage Securities Trust
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,346,502
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	5,820,000	5,516,871
Series 2021-STAR, Class A (1 month LIBOR + 0.950%), 2.274%, 12/15/2036 (B)(D)	13,304,000	12,778,926
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (B)(E)	1,406,678	1,354,191
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (B)(E)	2,658,298	2,477,867
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(E)	3,551,971	3,260,109
Irvine Core Office Trust Series 2013-IRV, Class A2 3.279%, 05/15/2048 (B)(E)	6,620,000	6,550,835
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A 3.024%, 01/05/2039 (B)	6,678,000	6,148,550
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 2.374%, 05/15/2036 (B)(D)	7,485,000	7,258,725
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 2.024%, 03/15/2038 (B)(D)	7,339,838	7,103,718
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 2.724%, 03/15/2038 (B)(D)	5,951,884	5,652,919
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 2.574%, 05/15/2039 (B)(D)	16,812,000	16,391,497
MFA Trust
Series 2021-INV1, Class A1, 0.852%, 01/25/2056 (B)(E)	6,677,906	6,252,100
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (B)(E)	3,229,525	2,992,631
MHP Trust Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) 2.093%, 01/15/2027 (B)(D)	7,859,000	7,505,041
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 2.724%, 11/15/2034 (B)(D)	5,105,000	5,023,548
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (B)(E)	3,032,602	2,911,527
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (B)(E)	$10,683,781	$9,592,765
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	3,712,352	3,493,947
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(E)	2,412,997	2,232,191
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(E)	6,727,204	5,830,640
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (B)(E)	7,914,778	6,840,532
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(E)	8,889,372	8,043,977
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (B)	13,468,000	11,032,156
SMRT Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) 2.279%, 01/15/2039 (B)(D)	16,836,000	16,183,081
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (B)(E)	4,473,366	4,257,640
Series 2022-1, Class A1, 2.447%, 12/25/2066 (B)(E)	7,859,039	7,307,728
Towd Point Mortgage Trust
Series 2015-1, Class A5, 3.193%, 10/25/2053 (B)(E)	2,759,000	2,698,174
Series 2017-2, Class A1, 2.750%, 04/25/2057 (B)(E)	540,274	536,799
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(E)	5,411,508	5,184,001
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (B)(E)	490,088	487,018
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(E)	4,494,181	4,351,580
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	5,924,534	5,439,207
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-25-24, then 2.218% thereafter), 1.218%, 05/25/2065 (B)	1,950,073	1,848,528
Series 2021-1, Class A1, 0.815%, 01/25/2066 (B)(E)	4,645,432	4,240,373
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(E)	6,359,947	5,621,049
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(E)	3,444,559	3,014,561
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(E)	6,846,656	5,955,576
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(E)	3,044,227	2,965,329
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (B)(E)	3,485,161	3,368,383
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (B)	5,939,487	5,736,358

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A2 3.039%, 06/15/2052	$12,947,377	$12,687,362
		542,719,109
U.S. Government Agency – 2.3%
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%), 1.926%, 01/25/2042 (B)(D)	9,055,000	8,736,671
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%), 2.226%, 02/25/2042 (B)(D)	6,204,087	6,061,602
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%), 3.326%, 02/25/2042 (B)(D)	7,663,000	7,070,413
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%), 2.926%, 04/25/2042 (B)(D)	8,199,492	8,070,747
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 3.826%, 04/25/2042 (B)(D)	4,603,000	4,326,946
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 3.126%, 05/25/2042 (B)(D)	6,152,717	6,075,026
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 4.276%, 05/25/2042 (B)(D)	6,945,000	6,602,573
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%), 5.279%, 06/25/2042 (B)(D)	10,181,000	10,232,141
Series K022, Class X1 IO, 1.246%, 07/25/2022	22,483,360	524
Series K026, Class X1 IO, 1.039%, 11/25/2022	136,755,239	248,812
Series K038, Class X1 IO, 1.243%, 03/25/2024	50,453,292	791,027
Series K048, Class X1 IO, 0.350%, 06/25/2025 (A)	154,668,788	955,405
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 3.026%, 03/25/2042 (B)(D)	7,589,180	7,455,145
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 2.926%, 03/25/2042 (B)(D)	3,276,685	3,212,596
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%), 3.698%, 05/25/2042 (B)(D)	3,607,935	3,598,845
Government National Mortgage Association
Series 2012-114, Class IO, 0.636%, 01/16/2053	16,497,557	297,538
Series 2016-174, Class IO, 0.848%, 11/16/2056	13,492,166	611,700
Series 2017-109, Class IO, 0.288%, 04/16/2057	14,665,249	347,006
Series 2017-124, Class IO, 0.611%, 01/16/2059	14,973,247	509,872
Series 2017-135, Class IO, 0.721%, 10/16/2058	41,540,430	1,810,814
Series 2017-140, Class IO, 0.489%, 02/16/2059	19,843,463	727,965
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-159, Class IO, 0.438%, 06/16/2059	$28,104,199	$1,077,144
Series 2017-20, Class IO, 0.610%, 12/16/2058	34,770,610	1,103,574
Series 2017-22, Class IO, 0.776%, 12/16/2057	14,114,503	609,529
Series 2017-41, Class IO, 0.652%, 07/16/2058	13,702,776	464,752
Series 2017-46, Class IO, 0.645%, 11/16/2057	16,724,039	667,681
Series 2017-61, Class IO, 0.769%, 05/16/2059	25,517,529	1,108,877
Series 2018-158, Class IO, 0.761%, 05/16/2061	21,299,849	1,202,962
Series 2018-69, Class IO, 0.601%, 04/16/2060	23,415,873	1,219,822
Series 2019-131, Class IO, 0.802%, 07/16/2061	27,435,737	1,658,049
Series 2020-100, Class IO, 0.794%, 05/16/2062	29,313,412	1,937,124
Series 2020-108, Class IO, 0.847%, 06/16/2062	70,971,363	4,625,800
Series 2020-114, Class IO, 0.798%, 09/16/2062	70,974,833	4,743,709
Series 2020-118, Class IO, 0.899%, 06/16/2062	51,408,676	3,532,234
Series 2020-119, Class IO, 0.601%, 08/16/2062	28,987,082	1,641,373
Series 2020-120, Class IO, 0.768%, 05/16/2062	16,243,865	1,064,410
Series 2020-137, Class IO, 0.793%, 09/16/2062	90,549,515	5,763,640
Series 2020-150, Class IO, 0.952%, 12/16/2062	47,531,036	3,589,891
Series 2020-170, Class IO, 0.835%, 11/16/2062	59,410,223	4,141,089
Series 2020-92, Class IO, 0.876%, 02/16/2062	67,128,555	4,718,782
Series 2021-10, Class IO, 0.987%, 05/16/2063	43,301,798	3,417,936
Series 2021-11, Class IO, 1.020%, 12/16/2062	68,892,471	5,386,695
Series 2021-203, Class IO, 0.866%, 07/16/2063 (A)	57,035,999	4,010,344
Series 2021-3, Class IO, 0.866%, 09/16/2062	78,103,984	5,551,701
Series 2021-40, Class IO, 0.822%, 02/16/2063	20,603,656	1,452,603
Series 2022-21, Class IO, 0.785%, 10/16/2063	19,350,015	1,396,241
		143,829,330
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $792,791,680)		$686,548,439
ASSET BACKED SECURITIES – 14.6%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (B)	9,473,000	8,993,088
AGL CLO 5, Ltd. Series 2020-5A, Class A1R (3 month LIBOR + 1.160%) 2.223%, 07/20/2034 (B)(D)	9,799,322	9,502,040

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Aimco CLO 12, Ltd. Series 2020-12A, Class AR (3 month CME Term SOFR + 1.170%) 2.021%, 01/17/2032 (B)(D)	$12,634,000	$12,309,521
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	14,682,000	12,970,704
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	7,850,000	7,590,528
AMSR Trust
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (B)	9,605,000	9,018,967
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (B)	4,606,000	4,251,938
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (B)(E)	7,203,000	6,192,000
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (B)	4,397,000	3,979,790
Apex Credit CLO, Ltd. Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) 2.081%, 10/20/2031 (B)(D)	14,099,000	13,760,341
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/05/2049 (B)	10,925,640	10,599,094
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	3,861,252	3,567,041
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	10,464,608	9,401,812
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	10,031,000	9,557,544
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	6,338,000	6,025,679
Bain Capital Credit CLO, Ltd. Series 2017-1A, Class BR (3 month LIBOR + 1.500%) 2.563%, 07/20/2030 (B)(D)	8,160,000	7,814,220
Balboa Bay Loan Funding, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.200%) 2.263%, 07/20/2034 (B)(D)	3,723,000	3,601,515
Barings CLO, Ltd. Series 2013-IA, Class AR (3 month LIBOR + 0.800%) 1.863%, 01/20/2028 (B)(D)	9,441,237	9,320,163
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (B)	11,531,333	10,301,114
Benefit Street Partners CLO XX, Ltd. Series 2020-20A, Class AR (3 month LIBOR + 1.170%) 2.214%, 07/15/2034 (B)(D)	14,542,000	14,055,119
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (B)	2,467,815	2,338,613
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (B)	3,099,671	2,979,493
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Carlyle U.S. CLO, Ltd. Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) 2.164%, 07/15/2032 (B)(D)	$4,566,000	$4,464,653
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	8,698,164	8,234,673
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	10,605,121	9,609,682
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	9,955,624	8,776,022
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (B)	4,501,208	4,349,618
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	12,618,837	11,270,610
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	10,186,934	8,984,055
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	6,534,469	5,845,025
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	15,959,000	14,433,577
Series 2021-2A, Class A2 2.400%, 10/25/2051 (B)	6,935,000	6,177,051
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	4,124,910	3,947,415
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (B)	16,217,505	14,398,793
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (B)	10,459,000	8,981,798
DLLAA LLC Series 2021-1A, Class A3 0.670%, 04/17/2026 (B)	883,000	841,428
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	11,760,015	11,237,106
Series 2019-1A, Class A2 3.668%, 10/25/2049 (B)	3,519,000	3,185,072
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	7,603,200	6,627,246
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (B)	3,628,800	3,574,303
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	7,500,063	6,751,894
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	9,339,070	7,790,708
Eaton Vance CLO, Ltd. Series 2020-2A, Class BR (3 month LIBOR + 1.700%) 2.744%, 01/15/2035 (B)(D)	6,040,000	5,701,313
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	4,065,800	3,870,388
Elmwood CLO IV, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.240%) 2.284%, 04/15/2033 (B)(D)	7,297,000	7,104,337
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.740%, 01/15/2026	4,763,000	4,639,013

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (B)	$2,501,539	$2,321,328
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (B)	7,348,662	6,769,925
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (B)	7,453,884	6,678,773
Series 2021-SFR1, Class C 1.888%, 08/17/2038 (B)	12,224,000	10,911,806
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (B)	6,710,293	6,496,187
Goldentree Loan Management US CLO 6, Ltd. Series 2019-6A, Class AR (3 month CME Term SOFR + 1.320%) 2.171%, 04/20/2035 (B)(D)	13,778,000	13,192,474
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	7,732,000	7,419,550
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	7,518,000	7,115,208
HalseyPoint CLO II, Ltd. Series 2020-2A, Class B (3 month LIBOR + 1.640%) 2.703%, 07/20/2031 (B)(D)	7,083,000	6,830,760
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	6,370,000	6,088,898
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (B)	1,854,223	1,824,632
Home Partners of America Trust
Series 2019-1, Class A 2.908%, 09/17/2039 (B)	11,877,729	11,152,349
Series 2021-1, Class A 1.698%, 09/17/2041 (B)	5,494,380	4,740,732
Series 2021-2, Class A 1.901%, 12/17/2026 (B)	5,062,495	4,520,468
Hotwire Funding LLC Series 2021-1, Class A2 2.311%, 11/20/2051 (B)	4,624,000	4,101,674
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	5,761,075	5,341,121
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (B)	8,569,935	7,816,998
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (B)	794,974	785,476
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) 2.195%, 07/27/2031 (B)(D)	13,510,000	13,310,066
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) 2.775%, 07/27/2031 (B)(D)	10,046,000	9,794,900
Marathon CLO X, Ltd. Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) 2.411%, 11/15/2029 (B)(D)	9,629,189	9,475,565
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (B)	13,424,000	12,483,149
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	3,139,743	3,087,426
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (B)	$2,034,347	$2,016,636
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	3,825,877	3,695,677
Series 2019-FA, Class A2 2.600%, 08/15/2068 (B)	3,918,253	3,733,170
Series 2020-BA, Class A2 2.120%, 01/15/2069 (B)	7,738,127	7,275,451
Series 2020-GA, Class A 1.170%, 09/16/2069 (B)	6,655,446	6,241,644
Series 2020-HA, Class A 1.310%, 01/15/2069 (B)	8,494,617	7,917,343
Series 2021-A, Class A 0.840%, 05/15/2069 (B)	8,259,222	7,559,869
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	7,242,253	6,384,737
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	13,461,030	11,682,397
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	5,378,520	4,632,525
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class ARR (3 month LIBOR + 1.160%) 2.204%, 07/15/2034 (B)(D)	2,972,000	2,874,233
Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) 2.694%, 07/15/2034 (B)(D)	2,978,000	2,824,484
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class A1R (3 month CME Term SOFR + 1.240%) 2.091%, 01/20/2035 (B)(D)	7,187,000	6,974,654
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) 2.601%, 01/20/2035 (B)(D)	7,187,000	6,808,745
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	12,983,000	11,322,640
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	3,933,000	3,404,327
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (B)	2,203,325	2,091,995
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	2,209,736	2,013,247
Oaktree CLO, Ltd. Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) 2.204%, 07/15/2034 (B)(D)	11,169,000	10,786,216
Ocean Trails CLO X Series 2020-10A, Class AR (3 month LIBOR + 1.220%) 2.264%, 10/15/2034 (B)(D)	5,975,000	5,744,461
OCP CLO, Ltd. Series 2020-19A, Class AR (3 month LIBOR + 1.150%) 2.213%, 10/20/2034 (B)(D)	4,404,000	4,248,834
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (B)	7,033,621	6,969,480

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ltd. Series 2021-3A, Class A2 (3 month LIBOR + 1.400%) 2.463%, 07/20/2029 (B)(D)	$6,333,000	$6,099,490
Progress Residential Trust
Series 2021-SFR2, Class A 1.546%, 04/19/2038 (B)	19,375,000	17,510,294
Series 2021-SFR5, Class A 1.427%, 07/17/2038 (B)	13,715,610	12,227,191
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (B)	4,514,000	3,975,803
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (B)	12,112,000	11,571,640
Series 2021-1A, Class B 1.370%, 08/20/2029 (B)	6,799,000	6,241,745
ServiceMaster Funding LLC Series 2020-1, Class A2II 3.337%, 01/30/2051 (B)	3,553,025	2,967,391
SERVPRO Master Issuer LLC Series 2021-1A, Class A2 2.394%, 04/25/2051 (B)	7,166,610	6,136,324
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	10,162,625	9,759,626
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A 0.990%, 11/20/2037 (B)	5,832,935	5,508,605
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	8,000,692	7,746,044
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (B)	6,452,871	5,877,130
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	5,008,980	4,427,911
SoFi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (B)	1,561,192	1,526,895
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	8,612,162	8,126,858
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (B)	6,925,658	6,438,563
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	7,034,840	5,968,372
Sound Point CLO XXVII, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.180%) 2.364%, 10/25/2034 (B)(D)	10,844,000	10,443,011
Series 2020-2A, Class B1R (3 month LIBOR + 1.650%) 2.834%, 10/25/2034 (B)(D)	3,676,000	3,448,323
Starwood Property Mortgage Trust Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) 1.609%, 01/15/2033 (B)(D)	10,802,000	10,556,206
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	3,888,563	3,325,872
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	14,279,245	12,440,307
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (B)	14,257,775	12,804,467
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
TIF Funding II LLC (continued)
Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	$6,162,912	$5,300,520
Tricon American Homes Trust
Series 2020-SFR1, Class A 1.499%, 07/17/2038 (B)	13,150,145	11,981,363
Series 2020-SFR2, Class A 1.482%, 11/17/2039 (B)	16,597,415	14,559,983
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	14,430,390	12,833,109
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	8,515,650	7,432,516
Vantage Data Centers LLC
Series 2019-1A, Class A2 3.188%, 07/15/2044 (B)	9,246,380	8,986,409
Series 2020-1A, Class A2 1.645%, 09/15/2045 (B)	8,834,000	8,043,345
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	6,853,000	5,964,334
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (B)	3,782,322	3,757,722
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	9,300,305	8,442,355
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (B)	3,315,072	3,201,408
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	8,074,440	6,843,903
Westgate Resorts LLC Series 2022-1A, Class A 1.788%, 08/20/2036 (B)	8,485,304	8,107,320
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	3,231,440	2,747,233
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (B)	15,144,895	13,454,876
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	9,181,618	7,984,922
TOTAL ASSET BACKED SECURITIES (Cost $1,024,584,259)		$943,157,720
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
NextEra Energy, Inc., 5.279%	120,650	5,990,273
TOTAL PREFERRED SECURITIES (Cost $5,881,688)		$5,990,273
SHORT-TERM INVESTMENTS – 4.8%
U.S. Government Agency – 1.0%
Federal Agricultural Mortgage Corp. Discount Note 1.000%, 07/01/2022 *	$29,074,000	29,074,000
Federal Home Loan Bank Discount Note 1.000%, 07/01/2022 *	31,332,000	31,332,000
		60,406,000

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.8%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 1.440% to be repurchased at $60,393,416 on 7-1-22, collateralized by $68,900,800 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $61,598,900)	$60,391,000	$60,391,000
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $186,578,244 on 7-1-22, collateralized by $190,517,000 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $190,308,574)	186,577,000	186,577,000
		246,968,000
TOTAL SHORT-TERM INVESTMENTS (Cost $307,374,000)		$307,374,000
Total Investments (Select Bond Trust) (Cost $7,292,595,153) – 103.1%		$6,649,173,964
Other assets and liabilities, net – (3.1%)		(197,433,992)
TOTAL NET ASSETS – 100.0%		$6,451,739,972
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
Select Bond Trust (continued)
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,933,347,174 or 30.0% of the fund's net assets as of 6-30-22.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	84	Long	Sep 2022	$11,647,295	$11,644,500	$(2,795)
						$(2,795)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 94.2%
U.S. Government – 22.8%
U.S. Treasury Notes
0.125%, 05/15/2023	$2,750,000	$2,684,902
0.625%, 07/31/2026	1,000,000	906,875
0.875%, 06/30/2026	1,800,000	1,652,414
1.125%, 10/31/2026	2,500,000	2,304,395
2.000%, 05/31/2024	4,500,000	4,418,613
2.125%, 03/31/2024	2,700,000	2,660,238
2.625%, 06/30/2023 to 04/15/2025	7,485,000	7,448,711
2.750%, 07/31/2023	3,215,000	3,207,339
2.875%, 11/30/2023	13,345,000	13,327,796
		38,611,283
U.S. Government Agency – 71.4%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,121,935
0.680%, 01/13/2027	6,000,000	5,399,930
1.600%, 12/14/2026	2,000,000	1,875,504
3.370%, 12/08/2025	2,000,000	1,989,810
Federal Home Loan Bank
0.625%, 11/27/2024	2,000,000	1,881,446
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
0.650%, 02/26/2026	$6,000,000	$5,469,774
0.700%, 01/28/2026	7,000,000	6,445,336
0.850%, 10/28/2024	4,000,000	3,803,779
0.900%, 02/26/2027	2,000,000	1,794,644
1.000%, 11/08/2024 to 03/23/2026	3,950,000	3,658,160
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,764,242
1.200%, 12/27/2024	5,000,000	4,804,766
1.500%, 08/15/2024 to 02/18/2025	5,770,000	5,557,119
1.610%, 12/30/2026	2,500,000	2,357,793
2.750%, 03/25/2027	2,600,000	2,529,578
2.875%, 09/13/2024	5,500,000	5,477,222
3.250%, 06/09/2025	2,415,000	2,393,636
3.500%, 05/19/2025	4,000,000	3,982,943
4.000%, 05/26/2027	1,115,000	1,113,363
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	3,060,000	2,806,921
0.640%, 11/24/2025	2,000,000	1,841,784
0.650%, 10/22/2025	2,000,000	1,841,563
0.700%, 12/23/2025	2,000,000	1,831,586

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
0.800%, 10/27/2026	$2,000,000	$1,808,669
1.500%, 02/12/2025	6,000,000	5,767,483
2.120%, (12 month LIBOR + 1.617%), 05/01/2045 (A)	344,868	350,189
2.500%, 09/01/2034	1,820,827	1,751,607
3.000%, 07/01/2030 to 12/01/2032	2,206,010	2,183,929
3.500%, 04/01/2032	941,742	941,556
4.000%, 07/22/2024 (B)	2,200,000	2,201,880
7.000%, 04/01/2031 to 04/01/2032	384	421
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,592,120
0.625%, 04/22/2025	4,000,000	3,740,414
0.650%, 12/17/2025	2,000,000	1,841,258
2.500%, 10/01/2027 to 09/01/2034	2,233,611	2,153,469
2.875%, 09/12/2023	2,755,000	2,754,750
3.000%, 03/01/2028 to 09/01/2034	5,876,004	5,817,288
3.500%, 07/01/2031 to 06/01/2034	3,715,855	3,718,019
6.500%, 01/01/2039	259,387	289,027
7.000%, 12/01/2026 to 01/01/2029	774	833
8.000%, 10/01/2024 to 09/01/2030	752	827
		120,656,573
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $167,241,916)		$159,267,856
MUNICIPAL BONDS – 4.6%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	1,003,485
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	968,113
City of New York, GO
1.990%, 10/01/2026	1,000,000	931,898
3.250%, 03/01/2024	1,000,000	998,086
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	960,937
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	938,052
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	995,059
State of California, GO 2.375%, 10/01/2026	1,000,000	956,326
TOTAL MUNICIPAL BONDS (Cost $8,149,595)		$7,751,956
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.8%
U.S. Government Agency – 0.8%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO, 1.246%, 07/25/2022	1,734,319	40
Series K026, Class X1 IO, 1.039%, 11/25/2022	4,606,415	8,381
Series K030, Class X1 IO, 0.259%, 04/25/2023	122,662,141	124,183
Series K038, Class X1 IO, 1.243%, 03/25/2024	7,535,425	118,143
Government National Mortgage Association
Series 2012-114, Class IO, 0.636%, 01/16/2053	1,123,465	20,262
Series 2017-109, Class IO, 0.288%, 04/16/2057	1,089,598	25,782
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-124, Class IO, 0.611%, 01/16/2059	$895,272	$30,486
Series 2017-140, Class IO, 0.489%, 02/16/2059	660,578	24,234
Series 2017-20, Class IO, 0.610%, 12/16/2058	2,154,997	68,397
Series 2017-41, Class IO, 0.652%, 07/16/2058	1,235,256	41,896
Series 2017-46, Class IO, 0.645%, 11/16/2057	1,494,592	59,669
Series 2017-61, Class IO, 0.769%, 05/16/2059	879,289	38,210
Series 2017-74, Class IO, 0.488%, 09/16/2058	1,354,888	37,936
Series 2017-89, Class IO, 0.558%, 07/16/2059	1,423,287	55,412
Series 2018-9, Class IO, 0.448%, 01/16/2060	1,433,238	55,226
Series 2020-118, Class IO, 0.899%, 06/16/2062	1,406,503	96,639
Series 2020-119, Class IO, 0.601%, 08/16/2062	798,768	45,230
Series 2020-120, Class IO, 0.768%, 05/16/2062	2,102,044	137,740
Series 2020-137, Class IO, 0.793%, 09/16/2062	1,430,830	91,075
Series 2020-170, Class IO, 0.835%, 11/16/2062	1,576,726	109,903
Series 2021-40, Class IO, 0.822%, 02/16/2063	499,907	35,245
Series 2022-53, Class IO, 0.713%, 06/16/2064	1,765,281	113,112
		1,337,201
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,222,260)		$1,337,201
SHORT-TERM INVESTMENTS – 1.4%
Repurchase agreement – 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $2,447,016 on 7-1-22, collateralized by $2,498,700 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $2,495,966)	2,447,000	2,447,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,447,000)		$2,447,000
Total Investments (Short Term Government Income Trust) (Cost $181,060,771) – 101.0%		$170,804,013
Other assets and liabilities, net – (1.0%)		(1,720,930)
TOTAL NET ASSETS – 100.0%		$169,083,083
Security Abbreviations and Legend
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 7.2%
U.S. Government – 7.2%
U.S. Treasury Bonds
2.000%, 02/15/2050		$1,800,000	$1,394,859
2.375%, 02/15/2042		4,210,000	3,569,948
2.750%, 11/15/2042		995,000	890,953
3.000%, 02/15/2049		5,975,000	5,693,747
U.S. Treasury Notes
0.375%, 11/30/2025		900,000	822,023
0.500%, 02/28/2026		1,150,000	1,048,162
1.500%, 01/31/2027		4,680,000	4,369,584
1.875%, 02/15/2032		2,374,000	2,150,696
2.000%, 11/15/2026		1,390,000	1,328,970
2.250%, 03/31/2024		2,785,000	2,749,970
2.375%, 03/31/2029		945,000	904,579
2.625%, 05/31/2027		1,015,000	995,810
2.875%, 05/15/2032		2,045,000	2,021,994
			27,941,295
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $29,339,289)			$27,941,295
FOREIGN GOVERNMENT OBLIGATIONS – 21.5%
Australia – 1.1%
Commonwealth of Australia
0.250%, 11/21/2024	AUD	2,210,000	1,434,672
0.500%, 09/21/2026		775,000	478,134
New South Wales Treasury Corp.
1.000%, 02/08/2024		1,275,000	853,646
1.250%, 03/20/2025		1,370,000	893,282
Queensland Treasury Corp. 4.250%, 07/21/2023 (A)		860,000	603,195
			4,262,929
Austria – 0.2%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	755,000	738,008
Brazil – 0.7%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2025	BRL	14,010,000	2,529,326
Canada – 2.7%
Canada Housing Trust No. 1
1.250%, 06/15/2026 (A)	CAD	1,425,000	1,020,538
1.950%, 12/15/2025 (A)		1,675,000	1,242,027
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		635,000	426,923
Government of Canada
1.500%, 09/01/2024		885,000	664,761
2.250%, 12/01/2029		1,350,000	987,056
Province of Ontario
1.350%, 12/02/2030		5,160,000	3,270,379
2.900%, 06/02/2028		1,185,000	881,348
3.450%, 06/02/2045		1,060,000	727,367
Province of Quebec
0.200%, 04/07/2025	EUR	285,000	288,159
1.500%, 12/15/2023	GBP	497,000	596,859
3.000%, 09/01/2023	CAD	650,000	503,866
			10,609,283
China – 1.2%
People's Republic of China
1.990%, 04/09/2025	CNY	12,420,000	1,831,093
2.690%, 08/12/2026		4,220,000	632,495
2.880%, 11/05/2023		14,670,000	2,212,757
			4,676,345
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia – 1.0%
Republic of Colombia
3.250%, 04/22/2032		$955,000	$690,070
4.500%, 03/15/2029		235,000	202,663
5.625%, 02/26/2044		235,000	168,626
6.250%, 11/26/2025	COP	3,780,000,000	798,982
7.500%, 08/26/2026		3,905,000,000	839,009
10.000%, 07/24/2024		4,909,200,000	1,180,072
			3,879,422
Greece – 0.6%
Republic of Greece
1.500%, 06/18/2030 (A)	EUR	1,020,000	916,750
2.000%, 04/22/2027 (A)		779,000	789,855
4.200%, 01/30/2042		685,000	762,164
			2,468,769
India – 0.2%
Republic of India
6.100%, 07/12/2031	INR	33,840,000	390,488
6.450%, 10/07/2029		33,000,000	396,367
7.270%, 04/08/2026		15,300,000	194,086
			980,941
Indonesia – 3.0%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	923,550
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	194,167
2.150%, 07/18/2024 (A)		740,000	767,848
2.625%, 06/14/2023 (A)		850,000	898,378
3.050%, 03/12/2051		$545,000	414,191
3.850%, 10/15/2030		405,000	385,335
6.375%, 04/15/2032	IDR	30,847,000,000	1,944,253
6.500%, 06/15/2025		27,798,000,000	1,913,512
6.625%, 05/15/2033		6,431,000,000	405,808
7.500%, 06/15/2035 to 05/15/2038		10,834,000,000	725,489
8.125%, 05/15/2024		3,514,000,000	248,262
8.375%, 09/15/2026		12,897,000,000	934,513
8.750%, 05/15/2031		17,423,000,000	1,269,694
9.000%, 03/15/2029		6,709,000,000	495,402
			11,520,402
Ireland – 0.1%
Republic of Ireland 1.100%, 05/15/2029	EUR	315,000	319,574
Italy – 0.6%
Republic of Italy
1.250%, 02/17/2026		$742,000	661,263
1.850%, 07/01/2025 (A)	EUR	1,710,000	1,788,118
			2,449,381
Japan – 1.1%
Government of Japan
0.005%, 03/20/2027	JPY	107,000,000	788,722
0.100%, 06/20/2025		447,900,000	3,316,797
			4,105,519
Malaysia – 1.2%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	427,189
3.828%, 07/05/2034		1,965,000	412,023
3.844%, 04/15/2033		4,313,000	915,383
3.882%, 03/14/2025		2,835,000	649,318
3.899%, 11/16/2027		3,370,000	757,596
3.900%, 11/30/2026		1,805,000	408,620
4.059%, 09/30/2024		3,895,000	895,122
			4,465,251

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 1.3%
Government of Mexico
5.000%, 03/06/2025	MXN	14,040,000	$625,930
5.750%, 03/05/2026		24,110,000	1,066,178
7.500%, 06/03/2027		44,140,000	2,051,233
7.750%, 05/29/2031		32,570,000	1,489,738
			5,233,079
Netherlands – 0.3%
Kingdom of the Netherlands 2.000%, 07/15/2024 (A)	EUR	937,000	1,007,577
New Zealand – 1.5%
Government of New Zealand
0.500%, 05/15/2024 to 05/15/2026	NZD	6,945,000	4,010,008
1.500%, 04/15/2026		680,000	384,351
4.500%, 04/15/2027		1,495,000	949,203
5.500%, 04/15/2023		460,000	292,144
			5,635,706
Norway – 1.4%
Kingdom of Norway
1.500%, 02/19/2026 (A)	NOK	7,640,000	735,962
1.750%, 03/13/2025 to 02/17/2027 (A)		15,620,000	1,524,575
2.000%, 05/24/2023 (A)		19,400,000	1,962,530
Kommunalbanken AS
4.250%, 07/16/2025	AUD	1,070,000	747,822
5.250%, 07/15/2024		764,000	544,339
			5,515,228
Philippines – 0.5%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,368,521
6.250%, 01/14/2036	PHP	43,000,000	763,834
			2,132,355
Portugal – 0.6%
Republic of Portugal
0.475%, 10/18/2030 (A)	EUR	1,905,000	1,740,826
0.700%, 10/15/2027 (A)		435,000	432,853
			2,173,679
Qatar – 0.3%
State of Qatar
4.000%, 03/14/2029 (A)		$475,000	478,696
4.817%, 03/14/2049 (A)		710,000	713,347
			1,192,043
Singapore – 0.3%
Republic of Singapore
1.250%, 11/01/2026	SGD	905,000	611,300
2.375%, 06/01/2025		650,000	463,256
			1,074,556
Spain – 0.5%
Kingdom of Spain
0.250%, 07/30/2024 (A)	EUR	875,000	902,185
0.800%, 07/30/2027 (A)		865,000	864,970
			1,767,155
Sweden – 0.3%
Kingdom of Sweden 0.125%, 04/24/2023 (A)		955,000	997,400
United Arab Emirates – 0.4%
Government of Abu Dhabi
1.700%, 03/02/2031 (A)		$465,000	390,166
3.125%, 04/16/2030 (A)		730,000	692,259
3.875%, 04/16/2050 (A)		475,000	421,677
			1,504,102
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom – 0.4%
Government of United Kingdom
0.125%, 01/31/2024	GBP	1,070,000	$1,265,023
0.250%, 01/31/2025		335,000	389,977
			1,655,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $95,953,984)			$82,893,030
CORPORATE BONDS – 46.4%
Communication services – 5.5%
CCO Holdings LLC
4.250%, 02/01/2031 (A)		$165,000	134,475
4.500%, 08/15/2030 to 06/01/2033 (A)		1,245,000	1,012,144
4.750%, 03/01/2030 (A)		1,030,000	880,908
5.125%, 05/01/2027 (A)		1,245,000	1,174,969
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	400,034
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	184,197
5.125%, 07/01/2049		1,395,000	1,154,671
5.750%, 04/01/2048		790,000	708,120
CT Trust 5.125%, 02/03/2032 (A)		360,000	288,450
Globo Comunicacao e Participacoes SA 5.500%, 01/14/2032 (A)		550,000	427,583
IHS Holding, Ltd. 6.250%, 11/29/2028 (A)		370,000	298,405
Kenbourne Invest SA 4.700%, 01/22/2028 (A)		450,000	343,089
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (A)		785,000	655,475
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	588,749
Millicom International Cellular SA 4.500%, 04/27/2031 (A)		530,000	392,200
Netflix, Inc.
4.875%, 04/15/2028		285,000	268,199
5.375%, 11/15/2029 (A)		1,110,000	1,048,950
News Corp. 3.875%, 05/15/2029 (A)		1,685,000	1,454,940
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		1,160,000	968,820
T-Mobile USA, Inc.
2.625%, 04/15/2026 to 02/15/2029		670,000	579,440
2.875%, 02/15/2031		400,000	332,092
3.375%, 04/15/2029		470,000	411,250
3.500%, 04/15/2031		785,000	677,793
4.750%, 02/01/2028		165,000	159,920
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (A)		895,000	783,331
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	570,600
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	550,546
5.500%, 05/15/2029 (A)		1,161,000	1,037,992
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	590,863
4.250%, 01/31/2031 (A)		$1,225,000	984,594
VTR Comunicaciones SpA
4.375%, 04/15/2029 (A)		315,000	215,410
5.125%, 01/15/2028 (A)(B)		415,000	299,374
VTR Finance NV 6.375%, 07/15/2028 (A)		510,000	363,833

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		$1,910,000	$1,481,511
			21,422,927
Consumer discretionary – 4.6%
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	420,660
Carnival Corp. 5.750%, 03/01/2027 (A)		$1,165,000	841,456
Ford Motor Company 3.250%, 02/12/2032		580,000	433,782
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	354,413
2.900%, 02/16/2028		$360,000	290,074
3.625%, 06/17/2031		1,220,000	945,500
4.000%, 11/13/2030		255,000	206,615
4.125%, 08/17/2027		205,000	180,503
4.542%, 08/01/2026		445,000	407,095
4.950%, 05/28/2027		1,115,000	1,035,556
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		485,000	385,272
4.875%, 01/15/2030		710,000	641,663
Hyatt Hotels Corp. 6.000%, 04/23/2030		744,000	749,110
MercadoLibre, Inc.
2.375%, 01/14/2026		565,000	487,329
3.125%, 01/14/2031		450,000	324,140
MGM Resorts International 4.750%, 10/15/2028		105,000	88,300
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		743,000	628,964
3.875%, 01/15/2028 (A)		970,000	841,882
4.000%, 10/15/2030 (A)		2,124,000	1,704,510
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (A)		690,000	490,148
5.500%, 04/01/2028 (A)(B)		1,235,000	858,325
Travel + Leisure Company
4.500%, 12/01/2029 (A)		895,000	692,363
6.625%, 07/31/2026 (A)		372,000	352,704
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)		660,000	577,276
Yum! Brands, Inc.
3.625%, 03/15/2031		1,795,000	1,507,800
4.625%, 01/31/2032		875,000	773,063
4.750%, 01/15/2030 (A)		1,773,000	1,608,998
			17,827,501
Consumer staples – 3.2%
Becle SAB de CV 2.500%, 10/14/2031 (A)		795,000	635,323
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		500,000	498,325
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032 (A)		1,070,000	864,025
JBS USA LUX SA 5.750%, 04/01/2033 (A)		735,000	699,933
Kraft Heinz Foods Company
3.000%, 06/01/2026		662,000	623,668
3.875%, 05/15/2027		370,000	357,809
4.250%, 03/01/2031		1,525,000	1,450,125
4.375%, 06/01/2046		280,000	233,353
4.625%, 10/01/2039		1,090,000	956,571
6.875%, 01/26/2039		1,220,000	1,340,566
7.125%, 08/01/2039 (A)		165,000	184,835
MARB BondCo PLC 3.950%, 01/29/2031 (A)		1,205,000	925,163
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Natura & Company Luxembourg Holdings Sarl 6.000%, 04/19/2029 (A)		$390,000	$343,200
Natura Cosmeticos SA 4.125%, 05/03/2028 (A)(B)		830,000	683,422
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	208,075
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (A)		367,000	232,128
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		725,000	592,941
5.500%, 12/15/2029 (A)		285,000	254,784
5.625%, 01/15/2028 (A)		1,255,000	1,191,246
			12,275,492
Energy – 6.0%
Aker BP ASA 3.750%, 01/15/2030 (A)		750,000	671,900
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	370,935
5.250%, 06/15/2037		$194,000	189,176
5.400%, 06/15/2047		777,000	746,341
6.750%, 11/15/2039		1,806,000	1,926,300
Cheniere Energy Partners LP
4.000%, 03/01/2031		1,252,000	1,064,576
4.500%, 10/01/2029		390,000	348,153
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		1,206,000	941,790
5.750%, 01/15/2031 (A)		1,490,000	1,440,741
Ecopetrol SA
4.625%, 11/02/2031		435,000	329,508
5.375%, 06/26/2026		230,000	212,964
5.875%, 05/28/2045		235,000	159,644
6.875%, 04/29/2030		470,000	415,480
Enbridge, Inc. 3.125%, 11/15/2029		990,000	894,916
EQT Corp.
3.125%, 05/15/2026 (A)		190,000	177,899
3.625%, 05/15/2031 (A)(B)		2,235,000	1,931,174
3.900%, 10/01/2027		325,000	302,442
Inversiones Latin America Power Ltda 5.125%, 06/15/2033 (A)		569,952	326,297
Kinder Morgan, Inc. 5.300%, 12/01/2034		230,000	224,673
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)		955,000	758,929
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		625,000	569,063
Occidental Petroleum Corp.
3.200%, 08/15/2026		154,000	138,600
3.400%, 04/15/2026		238,000	216,580
6.125%, 01/01/2031		775,000	785,404
6.625%, 09/01/2030		1,160,000	1,194,800
7.500%, 05/01/2031		335,000	360,125
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		1,375,000	1,428,776
Pertamina Persero PT
3.100%, 01/21/2030 (A)		255,000	224,069
3.650%, 07/30/2029 (A)		295,000	271,753
Petrobras Global Finance BV 6.900%, 03/19/2049		955,000	853,293
Petrorio Luxembourg Trading Sarl 6.125%, 06/09/2026 (A)		505,000	464,600
Qatar Energy
2.250%, 07/12/2031 (A)		380,000	324,425
3.300%, 07/12/2051 (A)		295,000	227,662

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Saudi Arabian Oil Company
4.250%, 04/16/2039 (A)		$340,000	$313,534
4.375%, 04/16/2049 (A)		475,000	420,489
Southwestern Energy Company 5.950%, 01/23/2025		17,000	16,794
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	72,102
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		1,060,000	1,012,444
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	71,843
Western Midstream Operating LP 4.550%, 02/01/2030		975,000	843,375
			23,243,569
Financials – 10.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,010,250
Asian Development Bank 3.000%, 10/14/2026	AUD	565,000	374,851
Banco Actinver SA
4.800%, 12/18/2032 (A)		$215,000	144,856
9.500%, 12/18/2032 (A)	MXN	12,100,000	386,897
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) 11/12/2026 (C)		$800,000	654,153
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) 03/15/2028 (C)		505,000	387,266
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	602,276
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	968,405
BNG Bank NV 0.250%, 06/07/2024		395,000	407,026
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) 02/25/2030 (A)(B)(C)		$820,000	613,576
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) 02/25/2031 (A)(C)		1,421,000	1,048,695
Capital One Financial Corp. 0.800%, 06/12/2024	EUR	155,000	156,299
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	876,081
Citigroup, Inc. (3 month EURIBOR + 0.500%) 0.331%, 03/21/2023 (D)		920,000	965,271
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) 09/23/2024 (A)(C)		$205,000	197,668
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (A)(C)		825,000	813,640
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) 01/24/2030 (A)(B)(C)		420,000	305,323
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(C)		855,000	706,442
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	758,355
3.865%, 05/25/2027		1,000,000,000	743,774
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) 10/30/2025 (C)		$800,000	$690,000
European Investment Bank (SONIA + 0.350%) 1.538%, 06/29/2023 (D)	GBP	550,000	671,303
ING Groep NV (4.250% to 5-16-31, then 5 Year CMT + 2.862%) 05/16/2031 (C)		$790,000	538,700
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) 11/16/2026 (C)		1,037,000	948,855
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	386,167
2.750%, 10/30/2025		500,000	334,150
International Bank for Reconstruction & Development
1.800%, 01/19/2027	CAD	625,000	451,052
1.900%, 01/16/2025		1,390,000	1,040,956
2.875%, 11/30/2026	NZD	715,000	422,301
International Finance Corp.
0.375%, 09/10/2025		1,240,000	687,001
2.550%, 09/18/2023	CNY	3,110,000	464,572
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (A)		$740,000	542,017
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) 09/17/2025 (A)(B)(C)		800,000	720,598
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) 09/27/2025 (C)		640,000	623,790
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.875%, 01/15/2028 (A)		630,000	510,300
MSCI, Inc.
3.250%, 08/15/2033 (A)		390,000	310,865
3.625%, 09/01/2030 to 11/01/2031 (A)		2,374,000	1,970,266
3.875%, 02/15/2031 (A)		765,000	654,075
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) 06/28/2031 (C)		410,000	301,863
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (C)		840,000	777,342
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 1.720%, 06/21/2023 (D)	NOK	7,000,000	711,776
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 1.780%, 06/19/2024 (D)		12,000,000	1,220,529
Nordic Investment Bank 1.875%, 04/10/2024		3,920,000	390,036
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,636,952
QNB Finance, Ltd. 3.500%, 03/28/2024		330,000	327,972
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) 02/24/2027 (C)	CAD	615,000	410,395
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) 05/12/2026 (A)(C)		$880,000	778,800

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) 04/06/2028 (A)(C)		$410,000	$363,034
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) 09/29/2025 (A)(C)		660,000	646,503
Starwood Property Trust, Inc. 4.375%, 01/15/2027 (A)		335,000	290,800
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,166,610	1,341,999
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,022,615
2.000%, 11/01/2028		208,000	198,444
3.375%, 03/27/2025		187,000	198,683
U.S. Bancorp 0.850%, 06/07/2024		2,560,000	2,603,222
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) 01/15/2027 (C)		$1,277,000	980,098
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) 06/02/2026 (A)(C)		550,000	447,684
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) 02/10/2031 (A)(C)		625,000	457,250
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) 07/29/2026 (C)		466,000	417,653
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)		210,000	169,719
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) 06/03/2024 (C)		400,000	375,000
			41,156,441
Health care – 3.8%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	527,553
2.625%, 11/15/2028		300,000	292,698
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026		745,000	733,276
Centene Corp.
2.500%, 03/01/2031		$905,000	718,353
3.000%, 10/15/2030		1,795,000	1,487,606
3.375%, 02/15/2030		1,765,000	1,496,808
4.625%, 12/15/2029		260,000	242,450
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,500,194
HCA, Inc.
3.500%, 09/01/2030		$3,693,000	3,141,672
4.125%, 06/15/2029		1,175,000	1,071,348
5.375%, 02/01/2025		1,305,000	1,298,162
Rede D'or Finance Sarl
4.500%, 01/22/2030 (A)		367,000	309,385
4.950%, 01/17/2028 (A)		310,000	283,033
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	604,704
0.750%, 09/12/2024		282,000	288,895
1.400%, 01/23/2026		468,000	474,133
			14,470,270
Industrials – 3.9%
AECOM 5.125%, 03/15/2027		$835,000	789,075
Airbus SE 1.625%, 06/09/2030	EUR	255,000	248,587
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines, Inc.
5.500%, 04/20/2026 (A)		$970,000	$891,221
5.750%, 04/20/2029 (A)		790,000	674,470
CoStar Group, Inc. 2.800%, 07/15/2030 (A)		269,000	223,967
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	562,048
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		442,412	387,386
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	499,100
4.500%, 10/20/2025 (A)		200,000	194,333
4.750%, 10/20/2028 (A)		3,217,000	3,038,708
7.375%, 01/15/2026		165,000	164,744
Hidrovias International Finance SARL 4.950%, 02/08/2031 (A)		350,000	270,813
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	557,242
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	213,202
Movida Europe SA 5.250%, 02/08/2031 (A)		$235,000	182,066
Simpar Europe SA 5.200%, 01/26/2031 (A)		315,000	243,338
Simpar Finance Sarl 10.750%, 02/12/2028 (A)	BRL	3,000,000	458,783
The Boeing Company
5.040%, 05/01/2027		$1,035,000	1,022,340
5.150%, 05/01/2030		2,425,000	2,327,704
United Rentals North America, Inc.
3.875%, 02/15/2031		1,120,000	944,818
4.000%, 07/15/2030		660,000	564,221
4.875%, 01/15/2028		530,000	501,104
			14,959,270
Information technology – 1.1%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	884,599
Atento Luxco 1 SA 8.000%, 02/10/2026 (A)		$486,000	343,234
CDW LLC 4.250%, 04/01/2028		165,000	148,913
Dell International LLC 8.350%, 07/15/2046		541,000	673,721
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	385,612
1.500%, 05/21/2027		820,000	794,120
Fiserv, Inc. 1.125%, 07/01/2027		290,000	277,328
Gartner, Inc. 3.750%, 10/01/2030 (A)		$475,000	404,344
SK Hynix, Inc. 1.500%, 01/19/2026 (A)		485,000	435,903
			4,347,774
Materials – 4.0%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		960,000	819,426
Ball Corp.
2.875%, 08/15/2030		520,000	418,551
4.875%, 03/15/2026		1,035,000	1,018,181
5.250%, 07/01/2025		1,185,000	1,185,818
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	564,595

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Braskem Idesa SAPI 6.990%, 02/20/2032 (A)		$480,000	$370,531
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	486,142
5.875%, 01/31/2050 (A)		585,000	462,097
Cemex SAB de CV 3.875%, 07/11/2031 (A)		1,355,000	1,016,250
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029 (A)(B)		1,475,000	1,301,688
4.875%, 03/01/2031 (A)(B)		790,000	696,519
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	340,969
FMG Resources Proprietary, Ltd. 4.375%, 04/01/2031 (A)		$905,000	738,607
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		140,000	129,958
4.625%, 08/01/2030		985,000	913,863
5.450%, 03/15/2043		1,905,000	1,762,220
FS Luxembourg Sarl 10.000%, 12/15/2025 (A)		870,000	877,049
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,082,784
Sealed Air Corp. 5.000%, 04/15/2029 (A)		425,000	397,375
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		830,000	826,265
			15,408,888
Real estate – 1.4%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	236,675
1.950%, 05/22/2026		305,000	304,492
Crown Castle International Corp. 2.250%, 01/15/2031		$215,000	174,394
Host Hotels & Resorts LP
3.375%, 12/15/2029		240,000	203,152
3.500%, 09/15/2030		240,000	205,018
SBA Communications Corp.
3.125%, 02/01/2029		955,000	781,668
3.875%, 02/15/2027		1,900,000	1,734,301
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	772,313
4.625%, 12/01/2029 (A)		385,000	344,173
5.125%, 05/15/2032		750,000	706,755
			5,462,941
Utilities – 2.2%
Chile Electricity PEC SpA 5.641%, 01/25/2028 (A)(E)		285,000	208,984
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,227,835
E.ON SE 0.375%, 09/29/2027	EUR	315,000	290,777
EDP Finance BV 0.375%, 09/16/2026		130,000	124,435
Engie SA 0.375%, 06/21/2027		300,000	281,712
FirstEnergy Corp.
4.400%, 07/15/2027		$890,000	839,475
7.375%, 11/15/2031		1,355,000	1,520,988
Greenko Dutch BV 3.850%, 03/29/2026 (A)		596,550	505,576
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	402,265
Greenko Wind Projects Mauritius, Ltd. 5.500%, 04/06/2025 (A)		775,000	709,513
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Israel Electric Corp., Ltd.
3.750%, 02/22/2032 (A)	$490,000	$438,298
6.875%, 06/21/2023 (A)	390,000	399,622
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)	1,440,000	1,383,235
The AES Corp. 3.950%, 07/15/2030 (A)	160,000	144,272
		8,476,987
TOTAL CORPORATE BONDS (Cost $210,288,580)		$179,052,060
CONVERTIBLE BONDS – 1.8%
Communication services – 0.6%
Liberty Broadband Corp.
1.250%, 09/30/2050 (A)	1,205,000	1,125,470
2.750%, 09/30/2050 (A)	815,000	775,213
Liberty Media Corp. 0.500%, 12/01/2050 (A)	500,000	559,500
		2,460,183
Consumer discretionary – 0.2%
Burlington Stores, Inc. 2.250%, 04/15/2025	705,000	694,866
Industrials – 1.0%
Air Canada 4.000%, 07/01/2025	500,000	544,738
American Airlines Group, Inc. 6.500%, 07/01/2025	1,395,000	1,465,699
Southwest Airlines Company 1.250%, 05/01/2025	915,000	1,077,413
Uber Technologies, Inc. 6.648%, 12/15/2025 (E)	945,000	753,843
		3,841,693
TOTAL CONVERTIBLE BONDS (Cost $8,130,034)		$6,996,742
CAPITAL PREFERRED SECURITIES – 0.1%
Financials – 0.1%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 08/01/2022 (C)(D)	617,000	432,394
TOTAL CAPITAL PREFERRED SECURITIES (Cost $554,594)		$432,394
TERM LOANS (F) – 10.2%
Communication services – 1.0%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%) 7.166%, 09/01/2027	683,375	646,357
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%) 7.166%, 09/01/2027	490,000	460,600
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%) 3.420%, 04/11/2025	1,179,660	1,134,609
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%) 4.916%, 03/15/2026	682,314	643,368
Univision Communications, Inc., 2022 First Lien Term Loan B (3 month SOFR + 4.250%) 6.254%, 06/08/2029	80,000	76,066

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Communication services (continued)
WMG Acquisition Corp., 2021 Term Loan G (1 month LIBOR + 2.125%) 3.791%, 01/20/2028	$915,000	$876,396
		3,837,396
Consumer discretionary – 3.3%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%) 5.016%, 07/10/2028	362,263	341,320
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 3.416%, 03/11/2025	1,722,000	1,649,246
Bally's Corp., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.370%, 10/02/2028	502,475	465,181
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 (1 month LIBOR + 2.000%) 3.670%, 06/24/2028	905,850	856,028
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%) 6.127%, 10/18/2028	467,650	418,547
Carnival Corp., USD Term Loan B (6 month LIBOR + 3.000%) 5.877%, 06/30/2025	1,201,979	1,113,634
Fertitta Entertainment LLC, 2022 Term Loan B (1 month SOFR + 4.000%) 5.525%, 01/27/2029	52,250	50,659
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%) 4.666%, 08/02/2028	576,048	538,248
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%) 3.374%, 06/22/2026	800,000	767,464
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%) 4.842%, 02/26/2029	730,000	626,435
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%) 3.345%, 03/15/2028	1,665,917	1,640,928
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 3.416%, 08/29/2025	780,000	741,975
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 3.416%, 11/19/2026	2,291,883	2,183,591
RH, Term Loan B (1 month LIBOR + 2.500%) 4.166%, 10/20/2028	898,598	784,593
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%) 4.916%, 08/03/2028	779,125	728,482
		12,906,331
Energy – 0.4%
Pilot Travel Centers LLC, 2021 Term Loan B (1 month SOFR + 2.000%) 3.625%, 08/04/2028	1,558,225	1,490,053
Financials – 0.3%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%) 6.916%, 01/20/2029	650,000	549,250
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 4.916%, 07/31/2027	480,138	433,324
		982,574
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Health care – 1.8%
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 5.009%, 02/15/2029	$270,000	$247,895
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%) 3.916%, 11/08/2027	691,134	662,950
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B 11/15/2027 TBD (G)	1,050,000	990,024
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%) 4.563%, 07/03/2028	893,661	862,133
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%) 4.563%, 07/03/2028	222,660	214,805
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 5.166%, 05/05/2028	1,222,650	1,163,999
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 4.916%, 10/23/2028	1,221,938	1,131,245
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%) 4.625%, 06/02/2028	1,220,306	1,172,006
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%) 5.719%, 07/06/2028	686,118	629,513
		7,074,570
Industrials – 2.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan 04/20/2028 TBD (G)	1,425,000	1,356,800
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%) 3.416%, 04/13/2028	1,307,790	1,302,886
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%) 4.250%, 08/11/2028	1,080,000	990,900
Avis Budget Car Rental LLC, 2022 Term Loan C (1 month SOFR + 3.500%) 5.125%, 03/16/2029	473,813	452,491
Brown Group Holding LLC, Term Loan B (1 month LIBOR + 2.500%) 4.166%, 06/07/2028	525,542	497,625
Clean Harbors, Inc., 2021 Incremental Term Loan B (1 month LIBOR + 2.000%) 3.666%, 10/08/2028	467,650	462,974
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%) 3.916%, 07/28/2028	336,600	318,760
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 7.313%, 06/21/2027	835,000	823,310
MillerKnoll, Inc., Term Loan B (1 month LIBOR + 2.000%) 3.652%, 07/19/2028	818,813	748,706
Setanta Aircraft Leasing DAC, Term Loan B (3 month LIBOR + 2.000%) 4.250%, 11/05/2028	460,000	436,618
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.920%, 06/30/2028	1,209,892	1,136,863
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%) 4.920%, 06/30/2028	230,900	216,963

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Industrials (continued)
Trans Union LLC, 2021 Term Loan B6 (1 month LIBOR + 2.250%) 3.916%, 12/01/2028	$463,293	$440,805
United Airlines, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 5.392%, 04/21/2028	1,557,268	1,443,400
Worldwide Express, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.250%) 6.250%, 07/26/2028	102,761	93,994
		10,723,095
Information technology – 0.3%
Central Parent, Inc., 2022 USD Term Loan B 06/08/2029 TBD (G)	245,000	230,944
Entegris, Inc., 2022 Term Loan B 03/02/2029 TBD (G)	311,000	300,115
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%) 4.750%, 02/01/2029	765,000	678,218
		1,209,277
Materials – 0.3%
Berry Global, Inc., 2021 Term Loan Z 07/01/2026 TBD (G)	1,030,000	992,951
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (6 month LIBOR + 4.000%) 4.750%, 03/16/2027	345,060	307,103
		1,300,054
TOTAL TERM LOANS (Cost $41,766,557)		$39,523,350
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%
Commercial and residential – 2.3%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(H)	379,282	365,189
BOCA Commercial Mortgage Trust Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) 2.819%, 05/15/2039 (A)(D)	300,000	294,004
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 2.244%, 10/15/2036 (A)(D)	1,544,846	1,517,644
Series 2021-CIP, Class A (1 month LIBOR + 0.921%), 2.245%, 12/15/2038 (A)(D)	470,000	455,837
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 2.024%, 09/15/2036 (A)(D)	535,000	515,997
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) 2.394%, 12/15/2037 (A)(D)	364,300	357,433
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(H)	379,906	375,182
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%), 2.304%, 05/15/2036 (A)(D)	1,035,000	1,018,056
Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (A)	122,572	118,952
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	$3,510,044	$36,516
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	3,698,500	48,578
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	3,827,348	47,832
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 2.574%, 05/15/2039 (A)(D)	1,155,000	1,126,111
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 3.073%, 05/15/2039 (A)(D)	1,090,000	1,057,283
Series 2022-BMR2, Class D (1 month CME Term SOFR + 2.542%), 3.821%, 05/15/2039 (A)(D)	880,000	840,383
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.327%, 11/25/2034 (H)	83,056	84,309
Verus Securitization Trust Series 2022-4, Class A2 4.740%, 04/25/2067 (A)(H)	525,344	510,202
		8,769,508
U.S. Government Agency – 1.3%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%), 2.926%, 04/25/2042 (A)(D)	766,975	754,933
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 3.126%, 05/25/2042 (A)(D)	879,096	867,996
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 4.276%, 05/25/2042 (A)(D)	1,165,000	1,107,559
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 4.426%, 03/25/2042 (A)(D)	365,000	348,551
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%), 1.926%, 12/25/2041 (A)(D)	311,957	305,312
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 3.026%, 03/25/2042 (A)(D)	115,057	113,025
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 2.926%, 03/25/2042 (A)(D)	234,443	229,857
Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%), 3.926%, 04/25/2042 (A)(D)	1,040,000	988,468
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%), 3.698%, 05/25/2042 (A)(D)	429,400	428,318
		5,144,019
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,129,358)		$13,913,527
ASSET BACKED SECURITIES – 1.1%
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	471,663	454,806

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	$855,225	$851,036
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	282,985	260,698
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	350,949	325,919
Jack in the Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	587,563	563,213
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	159,056	156,406
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,482,000	1,472,398
TOTAL ASSET BACKED SECURITIES (Cost $4,189,403)		$4,084,476
COMMON STOCKS – 1.6%
Communication services – 0.0%
Vertis Holdings, Inc. (I)(J)	8,371	0
Consumer discretionary – 0.1%
General Motors Company (J)	18,896	600,137
Financials – 0.7%
Cadence Bank	17,513	411,205
Credit Agricole SA	48,313	445,396
Credit Suisse Group AG, ADR (B)	63,906	362,347
First Citizens BancShares, Inc., Class A	532	347,811
Societe Generale SA	14,218	314,356
U.S. Bancorp	18,658	858,641
		2,739,756
Industrials – 0.3%
Delta Air Lines, Inc. (J)	13,416	388,662
The Boeing Company (J)	6,725	919,442
		1,308,104
Real estate – 0.2%
Americold Realty Trust, Inc.	20,578	618,163
Utilities – 0.3%
Algonquin Power & Utilities Corp.	25,100	1,098,376
TOTAL COMMON STOCKS (Cost $9,332,000)		$6,364,536
PREFERRED SECURITIES – 3.2%
Communication services – 0.4%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	1,080	1,238,328
Paramount Global, 5.750%	9,700	382,956
		1,621,284
Financials – 0.7%
KKR & Company, Inc., 6.000%	4,950	289,427
Stifel Financial Corp., 4.500%	32,750	598,998
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	804	618,308
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	531,366
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	655,343
		2,693,442
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care – 0.4%
Becton, Dickinson and Company, 6.000%	10,850	$536,641
Danaher Corp., 5.000% (B)	805	1,065,184
		1,601,825
Information technology – 0.1%
Sabre Corp., 6.500%	2,400	192,936
Utilities – 1.6%
American Electric Power Company, Inc., 6.125%	23,350	1,260,900
NextEra Energy, Inc., 5.279%	58,050	2,882,183
NextEra Energy, Inc., 6.219%	17,400	855,210
The AES Corp., 6.875%	13,600	1,174,088
		6,172,381
TOTAL PREFERRED SECURITIES (Cost $13,331,465)		$12,281,868
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-12-22; Strike Price: $1.24; Counterparty: Canadian Imperial Bank of Commerce) (J)(K)	6,076,000	34,141
TOTAL PURCHASED OPTIONS (Cost $48,304)		$34,141
SHORT-TERM INVESTMENTS – 4.5%
Short-term funds – 1.5%
John Hancock Collateral Trust, 1.4215% (L)(M)	593,144	5,929,303
Repurchase agreement – 3.0%
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $11,378,076 on 7-1-22, collateralized by $11,618,300 U.S. Treasury Notes, 3.000% due 6-30-24 (valued at $11,605,590)	$11,378,000	11,378,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,308,025)		$17,307,303
Total Investments (Strategic Income Opportunities Trust) (Cost $444,371,593) – 101.2%		$390,824,722
Other assets and liabilities, net – (1.2%)		(4,504,459)
TOTAL NET ASSETS – 100.0%		$386,320,263
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $123,892,148 or 32.1% of the fund's net assets as of 6-30-22.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
Strategic Income Opportunities Trust (continued)
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 6-30-22.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	7	Long	Sep 2022	$915,789	$903,165	$(12,624)
German Euro BUND Futures	11	Short	Sep 2022	(1,751,471)	(1,715,054)	36,417
U.S. Treasury Long Bond Futures	117	Short	Sep 2022	(16,359,315)	(16,219,125)	140,190
						$163,983

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,071,336	USD	749,635	JPM	9/21/2022	—	$(9,664)
AUD	3,571,119	USD	2,511,496	SSB	9/21/2022	—	(44,925)
BRL	5,193,263	USD	977,484	CITI	9/21/2022	—	(6,984)
BRL	2,798,568	USD	532,705	SSB	9/21/2022	—	(9,718)
CAD	4,779,163	USD	3,762,485	CIBC	9/21/2022	—	(49,108)
CAD	2,163,819	USD	1,710,221	JPM	9/21/2022	—	(28,948)
CAD	3,744,648	USD	2,906,667	MSCS	9/21/2022	$2,900	—
CAD	4,826,985	USD	3,755,944	SSB	9/21/2022	—	(5,409)
CAD	3,716,551	USD	2,906,667	UBS	9/21/2022	—	(18,932)
COP	4,155,731,244	USD	989,460	CITI	9/21/2022	—	(1,390)
EUR	254,480	USD	270,129	BMO	9/21/2022	—	(1,963)
EUR	3,502,474	USD	3,693,215	CIBC	9/21/2022	—	(2,371)
EUR	4,078,273	USD	4,318,598	CITI	9/21/2022	—	(20,986)
EUR	4,076,655	USD	4,340,441	GSI	9/21/2022	—	(44,534)
EUR	5,769,419	USD	6,119,305	HUS	9/21/2022	—	(39,594)
EUR	2,046,792	USD	2,159,920	JPM	9/21/2022	—	(3,047)
EUR	6,144,988	USD	6,552,781	MSCS	9/21/2022	—	(77,302)
EUR	10,236,518	USD	10,798,459	SSB	9/21/2022	—	(11,399)
EUR	8,021,059	USD	8,432,337	UBS	9/21/2022	20,112	—
GBP	159,314	USD	195,871	SSB	9/21/2022	—	(1,648)
JPY	141,813,042	USD	1,053,002	GSI	9/21/2022	—	(2,086)
JPY	335,105,621	USD	2,506,335	JPM	9/21/2022	—	(23,011)
MXN	11,328,662	USD	537,645	UBS	9/21/2022	17,658	—
NOK	1,459,750	SEK	1,493,175	MSCS	9/21/2022	2,017	—
NZD	1,609,339	AUD	1,454,200	CIBC	9/21/2022	—	(197)
NZD	1,608,636	AUD	1,454,200	CITI	9/21/2022	—	(635)
The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	1,611,838	AUD	1,454,200	MSCS	9/21/2022	$1,363	—
NZD	3,668,820	USD	2,308,093	BARC	9/21/2022	—	$(18,768)
NZD	1,834,410	USD	1,149,488	CIBC	9/21/2022	—	(4,825)
NZD	3,299,148	USD	2,078,923	CITI	9/21/2022	—	(20,271)
NZD	3,668,820	USD	2,330,475	MSCS	9/21/2022	—	(41,150)
SEK	1,504,025	NOK	1,459,750	JPM	9/21/2022	—	(952)
USD	3,892,513	AUD	5,585,866	ANZ	9/21/2022	34,356	—
USD	1,285,431	AUD	1,786,392	CIBC	9/21/2022	51,570	—
USD	2,959,529	AUD	4,278,181	CITI	9/21/2022	4,591	—
USD	647,002	AUD	930,978	GSI	9/21/2022	3,975	—
USD	646,541	AUD	930,978	HUS	9/21/2022	3,515	—
USD	642,341	AUD	893,196	MSCS	9/21/2022	25,411	—
USD	6,295,567	AUD	8,784,252	SSB	9/21/2022	228,285	—
USD	4,811,730	BRL	24,088,965	CITI	9/21/2022	310,063	—
USD	1,368,176	CAD	1,721,870	CITI	9/21/2022	30,295	—
USD	4,873,773	CAD	6,164,615	HUS	9/21/2022	83,909	—
USD	1,453,333	CAD	1,864,001	JPM	9/21/2022	5,017	—
USD	4,610,220	CAD	5,895,239	RBC	9/21/2022	29,659	—
USD	2,906,667	CAD	3,751,632	SCB	9/21/2022	—	(8,326)
USD	510,625	COP	1,983,011,090	CITI	9/21/2022	39,143	—
USD	2,523,812	COP	9,757,546,905	SSB	9/21/2022	203,850	—
USD	5,390,799	EUR	5,104,877	BARC	9/21/2022	11,371	—
USD	8,694,124	EUR	8,173,878	CIBC	9/21/2022	80,637	—
USD	5,443,179	EUR	5,102,753	CITI	9/21/2022	65,989	—
USD	9,620,278	EUR	9,040,373	HUS	9/21/2022	93,693	—
USD	5,445,841	EUR	5,119,088	JPM	9/21/2022	51,438	—
USD	7,413,039	EUR	6,995,327	MSCS	9/21/2022	41,488	—
USD	2,162,181	EUR	2,046,113	RBC	9/21/2022	6,023	—
USD	26,116,648	EUR	24,308,117	SSB	9/21/2022	501,188	—
USD	2,395,213	EUR	2,250,724	UBS	9/21/2022	23,440	—
USD	4,247,432	GBP	3,370,647	JPM	9/21/2022	138,204	—
USD	3,117,697	JPY	413,750,676	JPM	9/21/2022	51,568	—
USD	3,518,029	JPY	463,444,754	MSCS	9/21/2022	83,638	—
USD	4,614,677	MXN	92,300,452	UBS	9/21/2022	90,331	—
USD	1,165,908	NZD	1,830,168	ANZ	9/21/2022	23,893	—
USD	1,378,344	NZD	2,139,644	MSCS	9/21/2022	43,217	—
USD	573,748	NZD	891,518	SSB	9/21/2022	17,445	—
USD	5,001,502	NZD	7,748,572	UBS	9/21/2022	166,432	—
USD	1,945,251	SGD	2,698,174	ANZ	9/21/2022	2,220	—
USD	975,238	SGD	1,355,714	CIBC	9/21/2022	—	(1,049)
USD	1,945,251	SGD	2,697,291	CITI	9/21/2022	2,856	—
USD	1,945,251	SGD	2,700,144	HUS	9/21/2022	801	—
USD	1,950,477	SGD	2,715,537	JPM	9/21/2022	—	(5,058)
USD	1,945,251	SGD	2,703,160	UBS	9/21/2022	—	(1,370)
						$2,593,561	$(505,620)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
Euro vs. U.S. Dollar	CITI	EUR	1.04	Sep 2022	6,575,000	$69,106	$(71,831)
						$69,106	$(71,831)
* For this type of option, notional amounts are equivalent to number of contracts.
The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 68.1%
U.S. Government – 37.0%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$5,090,000
2.000%, 11/15/2041 to 08/15/2051	19,000,000	14,833,750
2.250%, 08/15/2049	2,000,000	1,641,016
2.750%, 08/15/2047	3,000,000	2,682,656
2.875%, 05/15/2049	1,500,000	1,398,574
3.000%, 02/15/2047 to 02/15/2049	22,635,000	21,269,421
4.250%, 05/15/2039 to 11/15/2040	4,610,000	5,256,583
4.375%, 05/15/2041	1,830,000	2,095,993
4.625%, 02/15/2040	5,000,000	5,950,000
4.750%, 02/15/2041	2,000,000	2,408,594
U.S. Treasury Notes
0.125%, 10/31/2022 to 02/28/2023	12,500,000	12,376,026
0.250%, 11/15/2023 to 10/31/2025	31,000,000	29,027,266
0.375%, 09/15/2024 to 07/31/2027	9,000,000	8,215,860
0.500%, 10/31/2027	12,000,000	10,484,063
0.625%, 03/31/2027	6,000,000	5,356,172
0.750%, 03/31/2026	4,000,000	3,673,906
0.875%, 01/31/2024 to 09/30/2026	15,000,000	14,242,969
1.125%, 01/15/2025	20,000,000	19,073,438
1.250%, 08/31/2024	5,000,000	4,816,992
1.375%, 08/31/2026 to 11/15/2031	8,000,000	7,274,883
1.500%, 01/31/2027	30,000,000	28,010,156
1.750%, 12/31/2024 to 01/31/2029	34,000,000	31,583,477
2.125%, 05/31/2026	3,000,000	2,898,281
2.250%, 11/15/2027	20,595,000	19,744,652
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.375%, 05/15/2029	$5,000,000	$4,790,039
2.625%, 02/28/2023	3,000,000	2,998,359
2.750%, 04/30/2023	3,500,000	3,496,309
2.875%, 11/30/2023 to 05/15/2028	9,300,000	9,217,355
3.000%, 10/31/2025	2,000,000	1,996,719
		281,903,509
U.S. Government Agency – 31.1%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,036,779
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	6,831,990	5,838,820
2.000%, 07/01/2035	796,700	748,853
2.112%, (12 month LIBOR + 1.863%), 08/01/2037 (A)	389,519	398,735
2.500%, 04/01/2031 to 08/01/2050	4,273,346	3,909,353
2.600%, (12 month LIBOR + 2.100%), 02/01/2037 (A)	54,612	55,602
2.750%, 06/19/2023	2,000,000	1,995,293
3.000%, 07/01/2032 to 04/01/2051	9,502,935	9,032,076
3.500%, 12/01/2025 to 06/01/2049	6,559,586	6,391,316
4.000%, 02/01/2024 to 09/01/2047	1,208,459	1,214,916
4.500%, 05/01/2024 to 10/01/2050	3,596,764	3,652,167
5.000%, 06/01/2023 to 09/01/2039	174,951	183,786
5.500%, 02/01/2023 to 01/01/2039	286,006	306,205
6.000%, 10/01/2036 to 10/01/2038	139,298	152,366

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.250%, 07/15/2032	$450,000	$558,793
6.500%, 08/01/2037 to 08/01/2038	29,913	33,429
6.750%, 09/15/2029	1,200,000	1,473,663
7.000%, 04/01/2029 to 10/01/2038	27,564	30,882
7.500%, 09/01/2030 to 03/01/2032	4,474	4,983
8.000%, 02/01/2030	510	555
Federal National Mortgage Association
1.500%, 12/01/2036 to 02/01/2051	3,700,407	3,214,968
1.724%, (12 month LIBOR + 1.387%), 01/01/2035 (A)	64,303	64,444
2.000%, 02/01/2035 to 02/01/2052	65,343,256	57,698,399
2.093%, (6 month LIBOR + 1.415%), 07/01/2034 (A)	67,649	68,167
2.125%, 04/24/2026	2,000,000	1,931,402
2.175%, (12 month LIBOR + 1.925%), 10/01/2037 (A)	16,032	16,467
2.500%, 05/01/2028 to 02/01/2052	39,687,395	36,252,848
2.625%, 09/06/2024	1,000,000	990,735
2.812%, (12 month LIBOR + 1.582%), 09/01/2037 (A)	50,494	51,352
3.000%, 01/01/2027 to 03/01/2052	19,692,309	18,717,791
3.042%, (12 month LIBOR + 1.849%), 04/01/2037 (A)	80,422	81,856
3.090%, (1 Year CMT + 2.185%), 05/01/2036 (A)	45,237	47,002
3.500%, 12/01/2025 to 02/01/2052	11,563,641	11,305,675
4.000%, 03/01/2024 to 03/01/2050	9,881,519	9,891,346
4.500%, 08/01/2024 to 09/01/2048	1,832,458	1,880,134
5.000%, 08/01/2023 to 09/01/2048	1,323,094	1,371,868
5.500%, 01/01/2034 to 11/01/2038	316,561	338,428
6.000%, 08/01/2023 to 08/01/2038	227,005	246,303
6.500%, 07/01/2031 to 12/01/2037	86,981	96,586
7.000%, 02/01/2031 to 10/01/2038	37,926	42,639
7.125%, 01/15/2030	209,000	262,790
7.250%, 05/15/2030	1,450,000	1,842,864
7.500%, 09/01/2030 to 08/01/2031	13,931	15,391
8.000%, 08/01/2030 to 09/01/2031	2,642	2,908
8.500%, 09/01/2030	283	314
Government National Mortgage Association
2.000%, 02/20/2051	12,842,084	11,488,106
2.500%, 08/20/2050 to 02/20/2051	13,011,703	11,994,950
3.000%, 08/15/2043 to 07/20/2051	12,673,018	12,049,311
3.500%, 04/15/2042 to 01/20/2052	10,287,894	10,081,848
4.000%, 11/15/2026 to 04/20/2049	4,380,100	4,399,245
4.500%, 06/15/2023 to 04/20/2050	1,462,485	1,497,765
5.000%, 10/15/2023 to 07/20/2040	484,806	508,240
5.500%, 08/15/2023 to 09/20/2039	204,056	216,706
6.000%, 07/15/2029 to 10/15/2038	157,580	170,035
6.500%, 05/15/2028 to 12/15/2038	116,966	127,572
7.000%, 08/15/2029 to 05/15/2032	19,203	20,617
7.500%, 09/15/2030 to 01/15/2031	5,017	5,470
8.000%, 04/15/2031	6,181	6,819
		237,017,933
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $552,000,757)		$518,921,442
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,599,610
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada – 0.2%
Province of British Columbia 6.500%, 01/15/2026	$490,000	$536,409
Province of Quebec
7.125%, 02/09/2024	150,000	158,867
7.500%, 07/15/2023 (B)	410,000	425,693
		1,120,969
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	468,438
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	311,233
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	788,869
Mexico – 0.1%
Government of Mexico 6.050%, 01/11/2040	930,000	913,552
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	399,438
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	270,700
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	254,370
6.250%, 09/26/2022 (B)	400,000	398,720
		653,090
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,090,109)		$6,525,899
CORPORATE BONDS – 27.9%
Communication services – 2.4%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	246,217
2.050%, 08/15/2050	400,000	268,164
AT&T, Inc.
2.550%, 12/01/2033	665,000	539,470
3.800%, 12/01/2057	609,000	470,345
4.750%, 05/15/2046	900,000	833,009
4.850%, 07/15/2045	500,000	461,021
5.150%, 03/15/2042	50,000	47,973
6.375%, 03/01/2041	360,000	402,598
7.625%, 04/15/2031	285,000	339,909
Baidu, Inc. 4.125%, 06/30/2025	250,000	249,617
British Telecommunications PLC 9.625%, 12/15/2030	190,000	236,440
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	480,515
5.050%, 03/30/2029	400,000	384,984
5.375%, 05/01/2047	500,000	425,731
Comcast Corp.
2.350%, 01/15/2027	455,000	424,131
2.887%, 11/01/2051	256,000	182,879
3.375%, 02/15/2025	600,000	594,889
3.450%, 02/01/2050	500,000	397,720
3.999%, 11/01/2049	500,000	436,001
4.600%, 10/15/2038	400,000	387,845
6.500%, 11/15/2035	52,000	60,688

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	$146,000	$180,007
Discovery Communications LLC
4.125%, 05/15/2029	900,000	830,198
5.300%, 05/15/2049	400,000	342,482
Fox Corp. 3.500%, 04/08/2030	600,000	544,404
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	239,776
Paramount Global 4.000%, 01/15/2026	600,000	585,300
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	124,247
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	256,700
Telefonica Europe BV 8.250%, 09/15/2030	350,000	418,964
The Walt Disney Company 2.650%, 01/13/2031	400,000	352,036
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	607,253
T-Mobile USA, Inc.
3.000%, 02/15/2041	400,000	298,317
3.875%, 04/15/2030	600,000	559,954
4.500%, 04/15/2050	700,000	621,113
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	491,885
4.125%, 06/01/2044	500,000	452,339
Verizon Communications, Inc.
1.680%, 10/30/2030	400,000	322,366
2.875%, 11/20/2050	500,000	354,805
4.016%, 12/03/2029	500,000	484,260
4.272%, 01/15/2036	458,000	431,216
4.522%, 09/15/2048	1,260,000	1,191,407
Vodafone Group PLC
4.375%, 05/30/2028	400,000	398,153
5.250%, 05/30/2048	300,000	285,410
		18,242,738
Consumer discretionary – 1.9%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	342,663
2.500%, 06/03/2050	800,000	563,834
4.050%, 08/22/2047	600,000	561,602
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	492,021
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	981,037
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	289,145
Brinker International, Inc. 3.875%, 05/15/2023 (B)	250,000	246,230
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	177,261
D.R. Horton, Inc. 1.400%, 10/15/2027	200,000	167,808
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	250,194
Ford Motor Credit Company LLC 3.096%, 05/04/2023	280,000	274,805
General Motors Company 5.400%, 04/01/2048	300,000	260,971
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	249,156
3.100%, 01/12/2032	350,000	281,313
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial Company, Inc. (continued)
4.250%, 05/15/2023	$280,000	$280,954
5.250%, 03/01/2026	650,000	650,726
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	244,592
Lennar Corp. 4.750%, 11/29/2027	300,000	291,261
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	452,025
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	993,398
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	973,833
Starbucks Corp. 3.550%, 08/15/2029	300,000	281,676
Target Corp. 3.900%, 11/15/2047	500,000	448,230
The Home Depot, Inc.
2.700%, 04/15/2030	700,000	634,930
3.350%, 09/15/2025	752,000	746,579
4.250%, 04/01/2046	390,000	366,054
5.875%, 12/16/2036	280,000	321,939
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	583,851
4.500%, 04/15/2050 (B)	600,000	596,473
Toll Brothers Finance Corp. 3.800%, 11/01/2029 (B)	200,000	169,662
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	435,259
1.900%, 09/12/2031	700,000	574,069
3.050%, 01/11/2028	300,000	283,728
Whirlpool Corp. 5.150%, 03/01/2043	300,000	273,062
		14,740,341
Consumer staples – 1.8%
Altria Group, Inc.
3.400%, 02/04/2041	400,000	264,777
4.500%, 05/02/2043	500,000	375,151
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	786,992
4.900%, 02/01/2046	500,000	469,945
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/2050	400,000	359,590
4.750%, 01/23/2029	500,000	508,682
BAT Capital Corp.
2.726%, 03/25/2031	600,000	475,202
3.215%, 09/06/2026	500,000	466,998
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	310,792
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	421,749
Diageo Capital PLC 2.000%, 04/29/2030	300,000	255,923
General Mills, Inc. 2.875%, 04/15/2030	600,000	531,484
Kellogg Company 3.250%, 04/01/2026 (B)	400,000	389,096
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028 (B)	500,000	501,191
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	240,142
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	431,480
6.875%, 01/26/2039	40,000	43,953

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Mondelez International, Inc. 4.625%, 05/07/2048	$300,000	$277,888
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	485,991
4.000%, 03/05/2042	270,000	253,146
5.500%, 01/15/2040	280,000	316,501
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	250,725
6.375%, 05/16/2038	300,000	313,542
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (C)	250,000	219,070
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,153,170
The Coca-Cola Company
2.125%, 09/06/2029	400,000	357,062
2.500%, 06/01/2040	400,000	312,951
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	538,631
The Kroger Company 3.500%, 02/01/2026	500,000	494,497
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	550,276
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	395,516
Walmart, Inc.
3.250%, 07/08/2029	600,000	577,995
4.050%, 06/29/2048	500,000	488,700
		13,818,808
Energy – 2.1%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	257,104
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	472,085
4.486%, 05/01/2030 (B)	500,000	492,817
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	402,742
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	802,661
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	306,626
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	294,043
Chevron Corp. 2.954%, 05/16/2026	800,000	779,629
Devon Energy Corp.
5.000%, 06/15/2045	885,000	820,694
7.875%, 09/30/2031	170,000	199,060
Enbridge, Inc.
3.700%, 07/15/2027	400,000	383,077
4.500%, 06/10/2044	400,000	350,275
Energy Transfer LP
3.450%, 01/15/2023	170,000	169,485
5.500%, 06/01/2027	600,000	609,006
6.125%, 12/15/2045	350,000	333,822
6.500%, 02/01/2042	50,000	49,833
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	502,670
4.850%, 08/15/2042	280,000	256,748
6.875%, 03/01/2033	130,000	148,207
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	326,557
3.482%, 03/19/2030	700,000	671,339
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	701,414
6.375%, 03/01/2041	60,000	60,006
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP (continued)
6.500%, 09/01/2039	$180,000	$185,486
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	353,173
MPLX LP 4.800%, 02/15/2029	400,000	393,329
ONEOK Partners LP 6.650%, 10/01/2036	268,000	272,909
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	281,808
Petroleos Mexicanos
6.625%, 06/15/2035	230,000	156,839
6.700%, 02/16/2032	173,000	131,913
Phillips 66 Company 3.750%, 03/01/2028 (C)	200,000	190,110
Plains All American Pipeline LP 4.900%, 02/15/2045	500,000	402,105
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	929,725
6.375%, 12/15/2038	90,000	104,471
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	243,796
The Williams Companies, Inc.
3.500%, 11/15/2030	400,000	360,508
5.100%, 09/15/2045	400,000	372,591
Tosco Corp. 8.125%, 02/15/2030	383,000	465,211
TotalEnergies Capital International SA 3.700%, 01/15/2024	500,000	501,466
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	422,161
Valero Energy Corp.
2.850%, 04/15/2025	600,000	579,846
7.500%, 04/15/2032	270,000	310,533
		16,047,880
Financials – 7.5%
American Express Company 2.650%, 12/02/2022	345,000	344,833
American International Group, Inc.
4.125%, 02/15/2024	550,000	553,427
6.250%, 05/01/2036	430,000	482,822
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	392,285
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	918,340
Banco Santander SA (1.722% to 9-14-26, then 1 Year CMT + 0.900%) 09/14/2027	700,000	607,584
Bank of America Corp.
3.300%, 01/11/2023	800,000	801,279
4.450%, 03/03/2026	700,000	696,615
7.750%, 05/14/2038	480,000	591,416
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	384,735
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,646,436
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,221,811
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	476,772

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	$500,000	$457,068
Barclays PLC 4.375%, 01/12/2026	500,000	494,852
Berkshire Hathaway, Inc. 3.125%, 03/15/2026 (B)	500,000	489,953
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	359,702
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,944,622
3.300%, 10/30/2024	1,500,000	1,463,358
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	293,388
Citigroup, Inc.
3.300%, 04/27/2025	600,000	588,512
4.450%, 09/29/2027	500,000	489,666
5.500%, 09/13/2025	400,000	410,947
Citigroup, Inc. (1.462% to 6-9-26, then SOFR + 0.770%) 06/09/2027	600,000	530,455
Citigroup, Inc. (2.666% to 1-29-30, then SOFR + 1.146%) 01/29/2031	1,000,000	849,095
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	443,468
Credit Suisse Group AG
3.750%, 03/26/2025	250,000	242,160
4.550%, 04/17/2026	800,000	781,890
Deutsche Bank AG (2.129% to 11-24-25, then SOFR + 1.870%) 11/24/2026	600,000	532,723
European Investment Bank
2.500%, 10/15/2024 (B)	1,500,000	1,481,730
3.250%, 01/29/2024	600,000	601,920
Fifth Third Bank NA 2.250%, 02/01/2027	500,000	460,732
Five Corners Funding Trust II 2.850%, 05/15/2030 (C)	800,000	695,951
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	767,744
HSBC Holdings PLC 6.500%, 09/15/2037	660,000	704,180
HSBC Holdings PLC (2.848% to 6-4-30, then SOFR + 2.387%) 06/04/2031	1,000,000	844,934
Inter-American Development Bank
1.750%, 09/14/2022	600,000	599,576
2.000%, 07/23/2026	1,000,000	955,980
7.000%, 06/15/2025	325,000	358,984
Intercontinental Exchange, Inc. 3.100%, 09/15/2027 (B)	400,000	378,712
International Bank for Reconstruction & Development 0.750%, 11/24/2027	1,000,000	879,446
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	679,615
3.375%, 05/01/2023	500,000	500,014
3.875%, 02/01/2024	1,300,000	1,308,047
6.400%, 05/15/2038	125,000	141,495
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	1,000,000	851,719
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	500,000	467,676
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.540% to 5-1-27, then 3 month LIBOR + 1.380%) 05/01/2028	$700,000	$663,672
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%) 12/05/2029	600,000	584,344
KfW
2.125%, 01/17/2023	600,000	598,195
2.625%, 02/28/2024	800,000	794,571
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (C)	500,000	359,382
Lincoln National Corp.
3.625%, 12/12/2026	500,000	484,182
7.000%, 06/15/2040	150,000	171,242
Lloyds Banking Group PLC (2.438% to 2-5-25, then 1 Year CMT + 1.000%) 02/05/2026	900,000	851,625
MetLife, Inc. 4.600%, 05/13/2046	500,000	484,302
Mitsubishi UFJ Financial Group, Inc. (1.538% to 7-20-26, then 1 Year CMT + 0.750%) 07/20/2027	1,600,000	1,413,129
Mizuho Financial Group, Inc. (1.234% to 5-22-26, then 1 Year CMT + 0.670%) 05/22/2027	800,000	698,831
Morgan Stanley
3.700%, 10/23/2024	950,000	947,959
4.100%, 05/22/2023	750,000	752,925
Morgan Stanley (1.512% to 7-20-26, then SOFR + 0.858%) 07/20/2027	500,000	438,515
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	918,544
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	521,865
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	584,716
Royal Bank of Canada 2.300%, 11/03/2031	800,000	666,930
State Street Corp. 3.100%, 05/15/2023	250,000	249,337
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	500,329
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	900,000	854,805
3.784%, 03/09/2026	550,000	539,147
The Allstate Corp. 3.280%, 12/15/2026	500,000	489,871
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	776,307
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	286,760
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	597,042
3.500%, 01/23/2025	750,000	738,868
3.625%, 01/22/2023	500,000	501,559
3.750%, 02/25/2026	500,000	490,124
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	185,315
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	1,000,000	933,125
The Toronto-Dominion Bank 2.000%, 09/10/2031	800,000	649,674

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Travelers Companies, Inc. 4.050%, 03/07/2048	$300,000	$270,284
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	56,922
Truist Financial Corp.
1.125%, 08/03/2027	700,000	598,922
2.850%, 10/26/2024	700,000	686,183
Wells Fargo & Company 3.000%, 10/23/2026	1,000,000	943,548
Wells Fargo & Company (2.572% to 2-11-30, then SOFR + 1.262%) 02/11/2031	2,000,000	1,719,254
Westpac Banking Corp. 1.150%, 06/03/2026	800,000	717,183
		56,888,157
Health care – 3.1%
Abbott Laboratories
2.950%, 03/15/2025	300,000	295,808
3.750%, 11/30/2026	283,000	284,470
AbbVie, Inc.
2.900%, 11/06/2022	500,000	499,941
3.200%, 05/14/2026 (B)	716,000	689,708
3.200%, 11/21/2029	1,000,000	919,941
4.400%, 11/06/2042	260,000	236,288
Aetna, Inc. 3.500%, 11/15/2024	200,000	197,594
Allergan Funding SCS 4.750%, 03/15/2045	321,000	271,566
Amgen, Inc.
4.400%, 05/01/2045	260,000	234,465
4.663%, 06/15/2051	659,000	616,297
AstraZeneca PLC 0.700%, 04/08/2026	500,000	444,831
Baxalta, Inc. 4.000%, 06/23/2025	500,000	497,097
Bayer US Finance II LLC 2.850%, 04/15/2025 (C)	300,000	287,439
Becton, Dickinson and Company 4.685%, 12/15/2044	400,000	369,557
Biogen, Inc. 3.250%, 02/15/2051	561,000	392,713
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	436,282
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	411,978
4.550%, 02/20/2048	300,000	293,471
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	494,029
Cigna Corp. 4.375%, 10/15/2028	500,000	496,141
CVS Health Corp.
3.875%, 07/20/2025	650,000	645,909
4.300%, 03/25/2028	389,000	384,884
5.050%, 03/25/2048	500,000	478,624
CVS Pass-Through Trust 8.353%, 07/10/2031 (C)	62,299	71,248
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	248,865
Dignity Health 4.500%, 11/01/2042	300,000	275,644
Elevance Health, Inc.
4.101%, 03/01/2028	350,000	346,369
4.650%, 08/15/2044	150,000	142,488
Eli Lilly & Company 2.250%, 05/15/2050	500,000	353,397
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Evernorth Health, Inc. 6.125%, 11/15/2041	$330,000	$356,491
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	589,231
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	500,557
6.375%, 05/15/2038	210,000	250,770
HCA, Inc.
4.500%, 02/15/2027	500,000	480,701
5.500%, 06/15/2047	400,000	356,813
Humana, Inc. 3.850%, 10/01/2024	350,000	349,510
Johnson & Johnson
2.100%, 09/01/2040	500,000	365,376
5.850%, 07/15/2038	285,000	329,505
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	440,075
Medtronic, Inc. 4.375%, 03/15/2035	500,000	498,575
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	839,842
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	493,868
Pfizer, Inc.
2.750%, 06/03/2026	713,000	691,294
4.400%, 05/15/2044	264,000	258,723
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	486,033
4.700%, 03/30/2045	500,000	453,867
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	678,667
Stryker Corp. 4.625%, 03/15/2046	350,000	330,765
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031	400,000	335,355
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	433,035
2.900%, 05/15/2050	400,000	299,570
4.375%, 03/15/2042	50,000	47,531
4.450%, 12/15/2048	300,000	287,921
5.800%, 03/15/2036	300,000	336,013
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	471,046
Viatris, Inc. 2.700%, 06/22/2030	500,000	401,281
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	480,035
Zoetis, Inc. 2.000%, 05/15/2030	500,000	418,593
		23,578,087
Industrials – 2.6%
3M Company 3.000%, 08/07/2025 (B)	330,000	324,804
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	400,246
4.450%, 04/03/2026	400,000	381,969
Air Lease Corp.
3.125%, 12/01/2030	600,000	490,397
3.625%, 12/01/2027	400,000	356,872
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	222,600	203,462
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	47,335

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Canadian Pacific Railway Company 4.450%, 03/15/2023	$300,000	$301,228
Carrier Global Corp. 3.577%, 04/05/2050	500,000	378,410
Caterpillar, Inc.
3.250%, 04/09/2050	400,000	331,001
3.400%, 05/15/2024	500,000	501,732
CSX Corp.
3.350%, 11/01/2025	420,000	412,661
3.800%, 04/15/2050	1,000,000	843,309
Deere & Company 3.100%, 04/15/2030	500,000	466,955
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	193,321
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,054,025
FedEx Corp.
3.875%, 08/01/2042	420,000	357,035
4.400%, 01/15/2047	350,000	306,443
General Dynamics Corp. 3.625%, 04/01/2030	500,000	484,702
General Electric Company
4.500%, 03/11/2044	500,000	434,719
6.750%, 03/15/2032	66,000	73,836
6.875%, 01/10/2039	168,000	189,234
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	429,323
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	484,061
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	144,697
Kansas City Southern 2.875%, 11/15/2029	500,000	445,629
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	265,887
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	353,296
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	234,646
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	285,157
4.400%, 05/01/2030	200,000	199,710
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	498,123
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	488,045
6.125%, 07/15/2038	225,000	251,382
Republic Services, Inc. 2.375%, 03/15/2033	400,000	326,865
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	490,274
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,222,604
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	300,000	205,747
The Boeing Company
2.600%, 10/30/2025	438,000	404,064
2.950%, 02/01/2030	400,000	332,842
3.750%, 02/01/2050	400,000	282,254
5.805%, 05/01/2050	600,000	551,083
8.750%, 09/15/2031	90,000	107,447
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	218,398
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	$600,000	$518,311
Union Pacific Corp.
3.250%, 08/15/2025	500,000	493,899
3.799%, 10/01/2051 to 04/06/2071	1,113,000	908,589
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	228,636	208,489
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	385,398
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	578,123
Waste Management, Inc. 2.500%, 11/15/2050	300,000	201,775
		20,049,814
Information technology – 2.8%
Apple, Inc.
1.650%, 05/11/2030	900,000	762,793
2.400%, 05/03/2023	800,000	795,373
2.450%, 08/04/2026	1,060,000	1,013,929
3.250%, 02/23/2026	500,000	496,380
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	472,934
5.100%, 10/01/2035	470,000	493,783
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	751,996
Broadcom, Inc.
2.600%, 02/15/2033 (C)	1,000,000	768,908
3.137%, 11/15/2035 (C)	600,000	455,629
4.300%, 11/15/2032	700,000	635,768
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	91,080
Dell International LLC 5.300%, 10/01/2029	600,000	591,498
Eaton Corp. 3.103%, 09/15/2027	500,000	477,229
Fiserv, Inc. 2.250%, 06/01/2027	600,000	536,629
Global Payments, Inc. 4.450%, 06/01/2028	400,000	384,911
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	423,322
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,099,717
4.000%, 06/20/2042	210,000	181,883
5.600%, 11/30/2039	21,000	22,204
Intel Corp.
2.000%, 08/12/2031 (B)	500,000	418,208
2.700%, 12/15/2022	690,000	689,726
Mastercard, Inc.
2.000%, 11/18/2031	350,000	294,972
2.950%, 11/21/2026 (B)	300,000	292,751
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,132,777
3.125%, 11/03/2025	438,000	437,655
NVIDIA Corp. 2.000%, 06/15/2031	400,000	339,613
NXP BV 3.400%, 05/01/2030	520,000	458,706
Oracle Corp.
2.400%, 09/15/2023	435,000	428,182
2.650%, 07/15/2026	310,000	285,714
2.875%, 03/25/2031	400,000	329,565
2.950%, 05/15/2025	550,000	526,460

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
4.000%, 11/15/2047	$400,000	$296,615
4.125%, 05/15/2045	500,000	380,277
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	515,078
2.850%, 10/01/2029	1,000,000	904,844
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	457,121
salesforce.com, Inc. 2.700%, 07/15/2041	400,000	309,198
Texas Instruments, Inc. 3.875%, 03/15/2039	200,000	188,367
Visa, Inc.
2.050%, 04/15/2030	600,000	526,331
3.150%, 12/14/2025	463,000	455,780
4.300%, 12/14/2045	463,000	457,363
VMware, Inc. 1.800%, 08/15/2028	400,000	332,184
Xerox Corp. 6.750%, 12/15/2039	60,000	50,833
		20,964,286
Materials – 0.9%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	454,992
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	334,213
DuPont de Nemours, Inc. 5.319%, 11/15/2038	400,000	395,949
Eastman Chemical Company 4.650%, 10/15/2044	500,000	430,881
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	497,839
Glencore Funding LLC 2.625%, 09/23/2031 (C)	500,000	402,907
Huntsman International LLC 4.500%, 05/01/2029	500,000	471,471
International Paper Company 5.000%, 09/15/2035	500,000	510,132
LYB International Finance II BV 3.500%, 03/02/2027	400,000	381,712
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	245,143
Newmont Corp. 4.875%, 03/15/2042	270,000	257,534
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	149,928
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	113,477
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	268,487
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	260,364
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	280,841
The Dow Chemical Company
4.375%, 11/15/2042	590,000	519,701
9.400%, 05/15/2039	130,000	185,727
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	285,923
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	372,229
Vulcan Materials Company 3.500%, 06/01/2030	300,000	271,991
		7,091,441
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 1.0%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	$400,000	$300,760
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	200,000	196,241
American Tower Corp. 5.000%, 02/15/2024	500,000	505,851
AvalonBay Communities, Inc. 2.050%, 01/15/2032 (B)	400,000	330,117
Boston Properties LP 2.550%, 04/01/2032	500,000	397,922
Crown Castle International Corp.
2.500%, 07/15/2031	300,000	245,488
3.700%, 06/15/2026	400,000	385,886
CubeSmart LP 4.000%, 11/15/2025	200,000	197,772
Digital Realty Trust LP 4.450%, 07/15/2028 (B)	200,000	194,108
Duke Realty LP 3.250%, 06/30/2026	200,000	192,611
Equinix, Inc. 2.150%, 07/15/2030	400,000	323,598
Essex Portfolio LP 3.000%, 01/15/2030	400,000	353,487
Extra Space Storage LP 2.350%, 03/15/2032	500,000	396,343
GLP Capital LP 5.300%, 01/15/2029	600,000	573,067
Healthpeak Properties, Inc. 3.500%, 07/15/2029	400,000	368,710
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	763,893
Service Properties Trust 4.500%, 03/15/2025	200,000	157,983
Simon Property Group LP
3.375%, 06/15/2027	500,000	474,619
3.500%, 09/01/2025	441,500	430,151
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	498,745
Welltower, Inc. 2.750%, 01/15/2031	500,000	421,722
		7,709,074
Utilities – 1.8%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	339,829
Ameren Corp. 3.500%, 01/15/2031	1,000,000	916,010
American Water Capital Corp. 4.300%, 09/01/2045	350,000	312,047
Arizona Public Service Company 3.350%, 05/15/2050	500,000	367,042
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	462,927
6.125%, 04/01/2036	436,000	481,611
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	607,584
Constellation Energy Generation LLC 6.250%, 10/01/2039	160,000	163,570
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	548,483
3.900%, 10/01/2025	242,000	240,625
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	222,325

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp.
3.750%, 04/15/2024	$500,000	$499,473
4.800%, 12/15/2045	500,000	456,394
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	566,075
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	437,883
Eversource Energy 4.250%, 04/01/2029	500,000	487,184
Exelon Corp. 3.400%, 04/15/2026	542,000	525,900
Florida Power & Light Company 5.650%, 02/01/2037	290,000	317,253
Georgia Power Company 5.950%, 02/01/2039 (B)	335,000	351,253
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	204,445
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	700,000	587,814
NiSource, Inc. 3.950%, 03/30/2048	400,000	331,809
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	242,471
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	458,959
3.450%, 07/01/2025	30,000	28,211
3.750%, 07/01/2028	30,000	26,483
4.550%, 07/01/2030	227,000	201,697
4.950%, 07/01/2050	227,000	181,126
PacifiCorp 6.000%, 01/15/2039	335,000	367,527
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	425,557
Public Service Electric & Gas Company 3.000%, 05/15/2025 (B)	250,000	244,924
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	218,685
Southern California Edison Company
2.250%, 06/01/2030	700,000	587,675
5.350%, 07/15/2035	130,000	129,467
The Southern Company 3.250%, 07/01/2026	572,000	547,358
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	50,012
8.875%, 11/15/2038	190,000	269,405
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	392,591
		13,799,684
TOTAL CORPORATE BONDS (Cost $234,980,063)		$212,930,310
MUNICIPAL BONDS – 0.5%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	68,832
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	172,852
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	68,925
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	52,343
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	116,159
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	376,036
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
New York State Urban Development Corp. 5.770%, 03/15/2039	$300,000	$324,918
State of California, GO
7.300%, 10/01/2039	400,000	517,443
7.500%, 04/01/2034	80,000	102,679
State of Illinois, GO
5.100%, 06/01/2033	115,000	115,700
7.350%, 07/01/2035	280,000	305,423
State of Texas, GO 5.517%, 04/01/2039	260,000	294,378
State of Utah, GO
3.539%, 07/01/2025	390,000	392,467
4.554%, 07/01/2024	150,000	152,121
State of Washington, GO 5.481%, 08/01/2039	260,000	286,982
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	330,941
University of California 5.770%, 05/15/2043	320,000	365,237
TOTAL MUNICIPAL BONDS (Cost $3,687,095)		$4,043,436
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	142,668
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	1,930,707
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	2,000,000	1,831,268
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,061,121
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	258,890	258,556
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	171,606	171,217
Series 2013-CR8, Class AM, 3.920%, 06/10/2046 (C)(D)	630,000	627,159
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	994,103
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	639,549	629,847
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	980,625
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	2,846,635	2,711,244
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	2,892,032
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (D)	301,517	300,925
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	497,674

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	$240,000	$238,645
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (D)	500,000	488,833
		15,756,624
U.S. Government Agency – 0.3%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	700,000	696,120
Series K047, Class A2, 3.329%, 05/25/2025 (D)	700,000	697,430
Series K050, Class A2, 3.334%, 08/25/2025 (D)	700,000	698,849
		2,092,399
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,211,385)		$17,849,023
ASSET BACKED SECURITIES – 0.2%
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (C)	1,651,969	1,538,264
TOTAL ASSET BACKED SECURITIES (Cost $1,651,902)		$1,538,264
COMMON STOCKS – 0.0%
Energy – 0.0%
Noble Corp. (E)	38	948
TOTAL COMMON STOCKS (Cost $494)		$948
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (E)	154	1,694
TOTAL WARRANTS (Cost $279)		$1,694
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 1.4215% (F)(G)	411,524	4,113,763
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	720,104	720,104
TOTAL SHORT-TERM INVESTMENTS (Cost $4,834,235)		$4,833,867
Total Investments (Total Bond Market Trust) (Cost $823,456,319) – 100.6%		$766,644,883
Other assets and liabilities, net – (0.6%)		(4,512,637)
TOTAL NET ASSETS – 100.0%		$762,132,246
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 6-30-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Total Bond Market Trust (continued)
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 6-30-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.7%
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
1.697%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	$15,501	$15,874
1.815%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	21,344	21,614
2.141%, (12 month LIBOR + 1.641%), 09/01/2043 (A)	248,689	253,781
2.172%, (1 Year CMT + 2.086%), 12/01/2035 (A)	96,546	98,928
2.180%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	34,243	34,689
2.284%, (12 month LIBOR + 1.605%), 02/01/2036 (A)	43,395	44,359
2.295%, (1 Year CMT + 2.295%), 08/01/2035 (A)	60,481	62,804
2.471%, (12 month LIBOR + 1.596%), 05/01/2037 (A)	58,692	59,787
3.088%, (1 Year CMT + 2.165%), 11/01/2036 (A)	71,001	73,300
3.341%, (1 Year CMT + 2.231%), 05/01/2034 (A)	97,185	100,316
Federal National Mortgage Association
1.805%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	34,693	35,018
1.849%, (12 month LIBOR + 1.439%), 04/01/2035 (A)	252,666	254,837
2.273%, (1 Year CMT + 2.148%), 01/01/2036 (A)	33,210	34,106
2.329%, (1 Year CMT + 2.195%), 02/01/2035 (A)	110,392	114,190
2.363%, (6 month LIBOR + 1.489%), 10/01/2035 (A)	111,955	113,810
2.366%, (6 month LIBOR + 1.521%), 02/01/2035 (A)	54,788	56,405
2.402%, (1 Year CMT + 2.196%), 05/01/2036 (A)	153,243	157,418
2.464%, (1 Year CMT + 2.173%), 01/01/2036 (A)	102,662	105,355
2.735%, (1 Year CMT + 2.333%), 05/01/2034 (A)	44,397	45,803
2.806%, (12 month LIBOR + 1.563%), 07/01/2035 (A)	135,331	137,277
2.829%, (1 Year CMT + 2.276%), 07/01/2035 (A)	87,385	90,411
Government National Mortgage Association 1.625%, (1 Year CMT + 1.500%), 08/20/2032 (A)	104,429	104,271
		2,014,353
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,063,251)		$2,014,353

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 55.2%
Communication services – 1.6%
AT&T, Inc. 0.900%, 03/25/2024	$1,445,000	$1,377,750
Comcast Corp. 3.700%, 04/15/2024	2,000,000	2,004,786
Magallanes, Inc. 3.638%, 03/15/2025 (B)	1,111,000	1,076,014
		4,458,550
Consumer discretionary – 9.4%
Amazon.com, Inc.
0.450%, 05/12/2024	4,455,000	4,235,797
2.730%, 04/13/2024 (C)	2,000,000	1,984,499
American Honda Finance Corp.
0.650%, 09/08/2023	2,000,000	1,939,260
3.550%, 01/12/2024	2,000,000	2,002,780
eBay, Inc. 2.750%, 01/30/2023	3,000,000	2,993,568
General Motors Financial Company, Inc. 5.100%, 01/17/2024	2,000,000	2,019,889
Hyundai Capital America 0.800%, 01/08/2024 (B)	3,000,000	2,849,231
Nissan Motor Acceptance Company LLC 3.875%, 09/21/2023 (B)	1,500,000	1,489,586
Toyota Motor Credit Corp. 3.350%, 01/08/2024	3,360,000	3,363,359
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (B)	3,000,000	2,978,518
		25,856,487
Consumer staples – 1.5%
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,790,979
Walmart, Inc. 2.850%, 07/08/2024	1,370,000	1,362,965
		4,153,944
Energy – 3.4%
Aker BP ASA 3.000%, 01/15/2025 (B)	1,415,000	1,366,518
Energy Transfer LP 4.500%, 11/01/2023	3,000,000	3,014,993
Enterprise Products Operating LLC 3.900%, 02/15/2024	2,000,000	1,997,520
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	3,020,839
		9,399,870
Financials – 27.1%
Ally Financial, Inc. 3.875%, 05/21/2024	2,000,000	1,982,347
American Express Company 3.400%, 02/22/2024	3,000,000	2,990,452
Athene Global Funding 0.950%, 01/08/2024 (B)	3,000,000	2,847,084
Bank of America Corp. 4.000%, 04/01/2024	2,000,000	2,013,727
Bank of America Corp. (0.523% to 6-14-23, then SOFR + 0.410%) 06/14/2024	2,855,000	2,751,767
Bank of Montreal 2.150%, 03/08/2024 (C)	3,000,000	2,933,781
Brighthouse Financial Global Funding 0.600%, 06/28/2023 (B)	1,000,000	968,117
Brighthouse Financial Global Funding (SOFR + 0.760%) 1.483%, 04/12/2024 (A)(B)	2,000,000	1,986,529
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. 3.750%, 04/24/2024	$3,176,000	$3,163,532
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023	3,000,000	2,998,686
Credit Agricole SA 3.750%, 04/24/2023 (B)	2,000,000	1,998,200
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,002,399
Fifth Third Bancorp 3.650%, 01/25/2024	3,000,000	2,987,303
Five Corners Funding Trust 4.419%, 11/15/2023 (B)	3,000,000	3,016,505
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	5,000,000	4,874,036
Lloyds Banking Group PLC (2.907% to 11-7-22, then 3 month LIBOR + 0.810%) 11/07/2023	2,000,000	1,993,057
Morgan Stanley 3.875%, 04/29/2024	2,000,000	2,002,547
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 04/24/2024	3,000,000	2,989,555
NatWest Markets PLC 3.625%, 09/29/2022 (B)	5,000,000	5,005,593
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,813,330
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,007,602
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	2,979,153
The Goldman Sachs Group, Inc. 1.217%, 12/06/2023	3,000,000	2,890,214
Toronto-Dominion Bank 0.450%, 09/11/2023	2,000,000	1,934,501
UBS Group AG (1.008% to 7-30-23, then 1 Year CMT + 0.830%) 07/30/2024 (B)	3,000,000	2,904,886
Wells Fargo & Company
3.300%, 09/09/2024	2,765,000	2,727,884
3.750%, 01/24/2024	3,000,000	3,007,104
		74,769,891
Health care – 1.9%
AbbVie, Inc. 2.850%, 05/14/2023	1,001,000	997,497
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,856,909
UnitedHealth Group, Inc. 3.500%, 02/15/2024	1,360,000	1,365,801
		5,220,207
Industrials – 1.4%
AerCap Ireland Capital DAC 3.150%, 02/15/2024	2,000,000	1,935,567
The Boeing Company 1.433%, 02/04/2024	2,000,000	1,910,459
		3,846,026
Information technology – 5.0%
Apple, Inc.
0.750%, 05/11/2023 (C)	2,000,000	1,964,889
2.850%, 05/11/2024	2,000,000	1,985,568
Hewlett Packard Enterprise Company 4.400%, 10/15/2022	2,000,000	2,003,719

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NXP BV 4.875%, 03/01/2024	$3,000,000	$3,029,187
Oracle Corp. 2.625%, 02/15/2023	3,000,000	2,987,653
VMware, Inc. 0.600%, 08/15/2023	2,000,000	1,932,936
		13,903,952
Materials – 2.1%
Georgia-Pacific LLC 0.625%, 05/15/2024 (B)	3,000,000	2,818,648
Graphic Packaging International LLC 0.821%, 04/15/2024 (B)	3,000,000	2,822,204
		5,640,852
Utilities – 1.8%
Alexander Funding Trust 1.841%, 11/15/2023 (B)	3,000,000	2,872,209
Eversource Energy 2.800%, 05/01/2023	2,000,000	1,987,594
		4,859,803
TOTAL CORPORATE BONDS (Cost $155,685,160)		$152,109,582
MUNICIPAL BONDS – 0.7%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	2,000,000	1,962,932
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$1,962,932
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Commercial and residential – 0.2%
BX Commercial Mortgage Trust Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) 2.269%, 01/17/2039 (A)(B)	408,000	394,619
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(D)	224,932	215,511
Vista Point Securitization Trust Series 2020-1, Class A1 1.763%, 03/25/2065 (B)(D)	33,200	33,142
		643,272
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 1.974%, 04/25/2042 (A)	553,877	549,165
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,220,056)		$1,192,437
ASSET BACKED SECURITIES – 22.2%
Ally Auto Receivables Trust
Series 2019-3, Class A3 1.930%, 05/15/2024	188,163	187,978
Series 2019-4, Class A3 1.840%, 06/17/2024	760,460	759,327
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (B)	2,500,000	2,489,239
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class D 4.040%, 11/18/2024	2,650,000	2,649,533
Series 2020-1, Class C 1.590%, 10/20/2025	3,000,000	2,900,839
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	$3,000,000	$2,858,402
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	3,753,000	3,564,057
CarMax Auto Owner Trust
Series 2018-4, Class A3 3.360%, 09/15/2023	5,637	5,643
Series 2019-1, Class A3 3.050%, 03/15/2024	169,434	169,642
Series 2019-2, Class A4 2.770%, 12/16/2024	2,000,000	1,993,691
Series 2022-1, Class A1 0.313%, 02/15/2023	62,938	62,890
Carvana Auto Receivables Trust
Series 2021-N4, Class A1 0.830%, 09/11/2028	1,020,490	1,000,816
Series 2022-P1, Class A2 2.570%, 05/12/2025	2,000,000	1,981,486
CCG Receivables Trust
Series 2019-1, Class B 3.220%, 09/14/2026 (B)	1,055,820	1,057,255
Series 2021-1, Class A2 0.300%, 06/14/2027 (B)	1,307,857	1,272,683
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.870%, 08/15/2032 (B)	297,829	293,496
CNH Equipment Trust Series 2020-A, Class A3 1.160%, 06/16/2025	1,084,444	1,070,252
Dell Equipment Finance Trust
Series 2020-1, Class C 4.260%, 06/22/2023 (B)	1,000,000	1,001,394
Series 2021-2, Class A2 0.330%, 12/22/2026 (B)	120,552	118,743
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.440%, 12/21/2026 (B)	1,028,683	998,486
Flagship Credit Auto Trust
Series 2018-2, Class D 4.230%, 09/16/2024 (B)	1,140,000	1,139,154
Series 2021-1, Class A 0.310%, 06/16/2025 (B)	463,371	458,123
Ford Credit Floorplan Master Owner Trust Series 2019-3, Class A1 2.230%, 09/15/2024	1,566,000	1,565,873
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A4 1.900%, 03/17/2025	500,000	491,995
Series 2021-1, Class A3 0.350%, 10/16/2025	2,000,000	1,950,659
GreatAmerica Leasing Receivables Funding LLC
Series 2019-1, Class C 3.540%, 02/17/2026 (B)	1,000,000	999,364
Series 2021-1, Class A2 0.270%, 06/15/2023 (B)	828,142	823,728
Series 2021-2, Class A2 0.380%, 03/15/2024 (B)	1,425,000	1,396,693
Honda Auto Receivables Owner Trust
Series 2020-3, Class A3 0.370%, 10/18/2024	2,087,800	2,049,983

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust (continued)
Series 2021-1, Class A3 0.270%, 04/21/2025	$1,090,000	$1,064,084
HPEFS Equipment Trust
Series 2021-1A, Class A2 0.270%, 03/20/2031 (B)	737,069	733,321
Series 2022-1A, Class A2 1.020%, 05/21/2029 (B)	3,190,000	3,125,755
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3 0.330%, 06/17/2024 (B)	3,000,000	2,922,021
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A2 0.210%, 07/15/2024	1,296,245	1,282,747
MMAF Equipment Finance LLC
Series 2019-A, Class A4 2.930%, 03/10/2026 (B)	405,000	402,376
Series 2019-B, Class A3 2.010%, 12/12/2024 (B)	95,267	94,239
Nissan Auto Receivables Owner Trust
Series 2019-A, Class A3 2.900%, 10/16/2023	196,204	196,395
Series 2019-B, Class A3 2.500%, 11/15/2023	445,882	446,287
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class A 1.370%, 10/15/2024 (B)	104,202	104,002
Series 2021-AA, Class A3 0.330%, 10/15/2025 (B)	2,247,970	2,207,353
Santander Drive Auto Receivables Trust
Series 2021-3, Class A3 0.330%, 03/17/2025	223,293	222,581
Series 2021-3, Class C 0.950%, 09/15/2027	1,693,000	1,628,974
Santander Retail Auto Lease Trust
Series 2020-B, Class A3 0.570%, 04/22/2024 (B)	2,000,000	1,953,064
Series 2022-B, Class A2 2.840%, 05/20/2025 (B)	2,000,000	1,987,288
SCF Equipment Leasing Series 2019-2A, Class A2 2.470%, 04/20/2026 (B)	991,031	978,258
Tesla Auto Lease Trust Series 2020-A, Class A3 0.680%, 12/20/2023 (B)	361,060	356,724
Verizon Owner Trust
Series 2019-C, Class C 2.160%, 04/22/2024	295,000	291,229
Series 2020-A, Class B 1.980%, 07/22/2024	125,000	123,623
Series 2020-B, Class A 0.470%, 02/20/2025	3,000,000	2,952,785
Series 2020-C, Class A 0.410%, 04/21/2025	239,000	233,685
Westlake Automobile Receivables Trust Series 2021-3A, Class A2 0.570%, 09/16/2024 (B)	519,597	513,666
World Omni Auto Receivables Trust Series 2018-D, Class A3 3.330%, 04/15/2024	50,477	50,550
TOTAL ASSET BACKED SECURITIES (Cost $62,299,835)		$61,182,431
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 25.7%
U.S. Government – 19.1%
U.S. Treasury Bill
0.758%, 07/21/2022 *	$21,840,000	$21,827,685
1.008%, 08/11/2022 *	19,000,000	18,972,140
1.060%, 08/25/2022 *	11,800,000	11,774,130
		52,573,955
Short-term funds – 6.6%
John Hancock Collateral Trust, 1.4215% (E)(F)	49,081	490,637
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (E)	17,692,838	17,692,838
		18,183,475
TOTAL SHORT-TERM INVESTMENTS (Cost $70,773,416)		$70,757,430
Total Investments (Ultra Short Term Bond Trust) (Cost $294,041,718) – 104.9%		$289,219,165
Other assets and liabilities, net – (4.9%)		(13,464,755)
TOTAL NET ASSETS – 100.0%		$275,754,410
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $67,927,941 or 24.6% of the fund's net assets as of 6-30-22.
(C)	All or a portion of this security is on loan as of 6-30-22.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	117

(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott

Andrew Arnott

President

Date: August 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott Andrew Arnott President

Date: August 23, 2022

/s/ Charles A. Rizzo Charles A. Rizzo  Chief Financial Officer

Date: August 23, 2022